UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number 811-4146 --------

JOHN HANCOCK TRUST --------------------------------------------------------- (Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805 ------------------------------------------------------------- (Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805 ------------------------------------------------------------------------------------------ (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-3000 --------------

Date of fiscal year end: 12/31 ------

Date of reporting period: 6/30/06 -------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the six months ended June 30, 2006. The first report applies to 67 of the Registrant’s portfolios, the second report applies to 13 of the Registrant’s portfolios, the third report applies to 10 of the Registrant’s portfolios and the fourth report applies to 5 of the Registrant’s portfolios.

John Hancock Trust

Semiannual Report
June 30, 2006
Unaudited Financial Statements

0806: 1115015

John Hancock Trust
President's Message

To our shareholders:

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pullback that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2003 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4%. However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,
Keith F. Hartstein,
President and Chief Executive Officer

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	4
Understanding Your Portfolio’s Expenses	9
Statements of Assets and Liabilities	32
Statements of Operations	49
Statements of Changes in Net Assets	66
Financial Highlights	78
Portfolio of Investments (See below for each Portfolio’s page #)	145–334
Notes to Financial Statements	335
Results of the Special Meeting of Shareholders	379
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	380
Trustees and Officers Information	403

Portfolio	Portfolio of Investments
All Cap Core Trust	145
All Cap Growth Trust	147
All Cap Value Trust	149
American Blue Chip Income and Growth Trust	152
American Bond Trust	152
American Growth Trust	152
American Growth-Income Trust	152
American International Trust	152
Blue Chip Growth Trust	152
Capital Appreciation Trust	155
Classic Value Trust	156
Core Equity Trust	157
Dynamic Growth Trust	158
Emerging Growth Trust	159
Emerging Small Company Trust	161
Equity-Income Trust	163
Financial Services Trust	165
Fundamental Value Trust	166
Global Trust	168
Global Allocation Trust	169
Global Real Estate Trust	176
Growth & Income Trust	178
Health Sciences Trust	180
Income & Value Trust	182
International Core Trust	193
International Opportunities Trust	198
International Small Cap Trust	199
International Small Company Trust	201
International Value Trust	218
Large Cap Trust	220
Large Cap Value Trust	222
Managed Trust	223
Mid Cap Core Trust	237
Mid Cap Stock Trust	238
Mid Cap Value Trust	240
Mid Cap Value Equity Trust	242
Mid Value Trust	244
Money Market Trust	247
Money Market Trust B	248
Natural Resources Trust	248
Overseas Equity Trust	249
Pacific Rim Trust	252
Quantitative All Cap Trust	255
Quantitative Mid Cap Trust	257
Quantitative Value Trust	259
Real Estate Equity Trust	261
Real Estate Securities Trust	262
Science & Technology Trust	262
Small Cap Trust	264
Small Cap Growth Trust	265
Small Cap Opportunities Trust	267
Small Cap Value Trust	269
Small Company Trust	271
Small Company Growth Trust	275
Small Company Value Trust	277
Special Value Trust	280
Spectrum Income Trust	282
Strategic Opportunities Trust	309
Strategic Value Trust	311
U.S. Core Trust	312
U.S. Global Leaders Growth Trust	316
U.S. Large Cap Trust	317
U.S. Multi Sector Trust	320
Utilities Trust	327
Value Trust	328
Value & Restructuring Trust	329
Vista Trust	332

John Hancock Trust
Sector Weightings *

All Cap Core Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	9.18
Financial	8.11
Industrial	5.20
Energy	4.36
Consumer, Cyclical	4.20
Technology	4.19
Communications	3.53
Basic Materials	1.92
Utilities	1.33
Government	0.28

All Cap Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	8.94
Industrial	7.81
Consumer, Cyclical	6.89
Communications	6.13
Technology	6.08
Financial	5.21
Energy	2.82
Basic Materials	1.95

All Cap Value Trust

Sector Weighting	% of Total
Industrial	12.96
Consumer, Non-cyclical	7.90
Financial	4.37
Energy	4.25
Consumer, Cyclical	3.45
Basic Materials	3.41
Communications	3.14
Technology	1.84
Utilities	1.62

American Blue Chip Income & Growth Trust

Sector Weighting	% of Total (1)
Information Technology	17.37
Financials	17.08
Consumer Discretionary	14.33
Health Care	13.36
Industrials	12.37
Telecommunication Services	6.41
Consumer Staples	4.81
Energy	4.63
Materials	1.58
Utilities	0.88

American Bond Trust

Sector Weighting	% of Total (2)
Corporate Bonds	48.9
Mortgage-Backed Securities	8.9
U.S. Treasuries	8.9
Non-U.S. Governments/Agencies	6.3
Stocks and Convertible Securities	3.4
Government Agency Securities	2.6
Asset-Backed Obligations	1.9
Municipal Securities	0.3

American Growth Trust

Sector Weighting	% of Total (3)
Information Technology	17.01
Energy	16.76
Consumer Discretionary	14.82
Health Care	12.80
Consumer Staples	7.16
Financials	5.85
Industrials	5.67
Materials	3.18
Telecommunication Services	2.24
Utilities	0.58

American Growth-Income Trust

Sector Weighting	% of Total (4)
Information Technology	19.75
Health Care	12.23
Financials	11.91
Consumer Discretionary	11.81
Industrials	9.27
Energy	8.00
Consumer Staples	6.21
Telecommunication Services	3.96
Materials	2.66
Utilities	0.96

American International Trust

Sector Weighting	% of Total (5)
Financials	23.12
Information Technology	9.17
Consumer Discretionary	8.73
Health Care	8.00
Energy	7.63
Materials	7.32
Consumer Staples	7.03
Telecommunication Services	5.65
Industrials	4.46
Utilities	3.55

Blue Chip Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	10.40
Financial	10.27
Technology	6.73
Communications	6.08
Industrial	5.25
Consumer, Cyclical	4.94
Energy	3.81
Basic Materials	0.62

Capital Appreciation Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	11.41
Communications	9.39
Technology	7.05
Financial	6.61
Consumer, Cyclical	6.11
Industrial	4.00
Energy	2.64

Classic Value Trust

Sector Weighting	% of Total
Financial	16.49
Consumer, Cyclical	8.60
Consumer, Non-cyclical	8.15
Technology	4.82
Mortgage Securities	3.67
Communications	3.14
Utilities	2.63
Industrial	0.90
Energy	0.82

Core Equity Trust

Sector Weighting	% of Total
Communications	16.89
Financial	6.83
Consumer, Non-cyclical	5.40
Industrial	4.97
Consumer, Cyclical	4.40
Technology	3.55
Utilities	2.25

Dynamic Growth Trust

Sector Weighting	% of Total
Consumer, Cyclical	8.86
Consumer, Non-cyclical	7.68
Technology	6.85
Industrial	4.75
Financial	4.53
Energy	4.40
Communications	2.32

John Hancock Trust
Sector Weightings *

Emerging Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	13.72
Industrial	9.32
Technology	7.87
Financial	4.72
Energy	4.65
Consumer, Cyclical	4.63
Communications	3.56
Funds	1.25
Basic Materials	0.28

Emerging Small Company Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	8.32
Industrial	7.11
Consumer, Cyclical	6.50
Financial	6.45
Technology	4.20
Energy	3.37
Communications	2.74
Basic Materials	1.13

Equity-Income Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	8.99
Financial	8.30
Communications	7.93
Industrial	6.04
Energy	5.06
Consumer, Cyclical	2.36
Basic Materials	2.24
Technology	1.99
Utilities	1.98
Mortgage Securities	0.22

Financial Services Trust

Sector Weighting	% of Total
Financial	33.82
Consumer, Non-cyclical	4.71
Industrial	3.10
Technology	1.43

Fundamental Value Trust

Sector Weighting	% of Total
Financial	18.75
Consumer, Non-cyclical	7.95
Energy	5.63
Communications	4.71
Consumer, Cyclical	4.11
Industrial	4.08
Technology	1.81
Diversified	0.26
Basic Materials	0.26

Global Trust

Sector Weighting	% of Total
Communications	9.29
Financial	9.18
Consumer, Non-cyclical	5.15
Technology	4.41
Energy	4.12
Industrial	2.90
Consumer, Cyclical	1.97
Basic Materials	1.67
Utilities	0.86
Diversified	0.78

Global Allocation Trust

Sector Weighting	% of Total
Financial	9.00
Consumer, Non-cyclical	6.46
Government	6.30
Mortgage Securities	5.12
Communications	3.42
Industrial	3.08
Consumer, Cyclical	2.76
Funds	2.53
Technology	2.48
Energy	1.80

Global Real Estate Trust

Sector Weighting	% of Total
Financial	40.40
Consumer, Non-cyclical	1.89
Consumer, Cyclical	0.84
Industrial	0.27

Growth & Income Trust

Sector Weighting	% of Total
Financial	9.92
Consumer, Non-cyclical	9.13
Industrial	5.92
Energy	5.28
Consumer, Cyclical	4.92
Technology	4.72
Communications	4.25
Utilities	1.28
Basic Materials	1.13
Mortgage Securities	1.04

Health Sciences Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	46.77
Financial	1.22
Basic Materials	0.65
Consumer, Cyclical	0.43
Funds	0.05
Technology	0.05
Communications	0.02

Income & Value Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	7.15
Financial	6.87
Mortgage Securities	5.93
Technology	4.91
Industrial	4.43
Communications	3.93
Government	3.64
Energy	2.94
Consumer, Cyclical	1.96
Basic Materials	1.32

International Core Trust

Sector Weighting	% of Total
Financial	10.69
Consumer, Cyclical	6.47
Consumer, Non-cyclical	6.20
Energy	4.26
Industrial	3.35
Basic Materials	3.24
Communications	1.80
Utilities	1.79
Technology	0.64
Government	0.29

International Opportunities Trust

Sector Weighting	% of Total
Financial	8.55
Consumer, Cyclical	8.09
Industrial	6.80
Consumer, Non-cyclical	5.73
Basic Materials	2.96
Energy	2.80
Communications	2.59
Utilities	1.19
Diversified	1.14
Technology	0.81

International Small Cap Trust

Sector Weighting	% of Total
Consumer, Cyclical	8.79
Consumer, Non-cyclical	8.77
Industrial	8.63
Financial	4.00
Technology	2.61
Communications	2.58
Energy	1.93
Basic Materials	1.89
Utilities	1.31
Diversified	0.90

John Hancock Trust
Sector Weightings *

International Small Company Trust

Sector Weighting	% of Total
Industrial	11.72
Consumer, Cyclical	7.97
Consumer, Non-cyclical	6.76
Financial	5.78
Basic Materials	4.41
Communications	1.73
Energy	1.66
Technology	1.62
Diversified	0.82
Utilities	0.38

International Value Trust

Sector Weighting	% of Total
Communications	8.83
Financial	8.39
Industrial	5.72
Consumer, Non-cyclical	5.31
Consumer, Cyclical	3.76
Energy	3.10
Basic Materials	2.11
Technology	1.84
Utilities	1.05
Diversified	0.76

Large Cap Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	10.66
Financial	10.55
Communications	5.12
Technology	4.86
Industrial	4.74
Consumer, Cyclical	3.94
Utilities	2.72
Energy	2.42
Mortgage Securities	0.65
Government	0.09

Large Cap Value Trust

Sector Weighting	% of Total
Financial	12.51
Energy	11.50
Consumer, Non-cyclical	6.67
Industrial	5.01
Technology	3.74
Communications	3.22
Basic Materials	2.12
Consumer, Cyclical	1.78
Utilities	0.22

Managed Trust

Sector Weighting	% of Total
Mortgage Securities	8.75
Consumer, Non-cyclical	7.97
Financial	7.92
Consumer, Cyclical	5.30
Government	4.71
Communications	2.94
Industrial	2.75
Technology	1.87
Energy	1.76
Asset Backed Securities	1.64

Mid Cap Core Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	10.90
Industrial	6.67
Technology	4.63
Basic Materials	4.15
Consumer, Cyclical	3.59
Financial	3.10
Communications	2.68
Energy	2.05
Utilities	1.27
Diversified	0.52

Mid Cap Stock Trust

Sector Weighting	% of Total
Technology	9.70
Consumer, Non-cyclical	8.52
Consumer, Cyclical	5.41
Communications	4.56
Industrial	4.43
Financial	2.50
Energy	2.17
Basic Materials	1.29

Mid Cap Value Trust

Sector Weighting	% of Total
Communications	7.24
Consumer, Cyclical	6.32
Consumer, Non-cyclical	5.26
Financial	5.12
Industrial	5.11
Basic Materials	4.36
Utilities	3.52
Energy	2.27
Technology	1.25

Mid Cap Value Equity Trust

Sector Weighting	% of Total
Financial	9.56
Industrial	8.40
Energy	6.11
Consumer, Cyclical	4.32
Basic Materials	4.06
Consumer, Non-cyclical	3.58
Communications	3.08
Technology	2.90
Utilities	2.71

Mid Value Trust

Sector Weighting	% of Total
Financial	8.96
Consumer, Non-cyclical	7.25
Communications	5.31
Consumer, Cyclical	4.09
Industrial	3.88
Technology	3.08
Utilities	2.93
Energy	2.60
Basic Materials	1.72

Natural Resources Trust

Sector Weighting	% of Total
Energy	26.23
Basic Materials	15.02

Overseas Equity Trust

Sector Weighting	% of Total
Financial	10.23
Consumer, Non-cyclical	5.85
Industrial	5.27
Consumer, Cyclical	4.30
Communications	4.15
Basic Materials	3.01
Energy	2.70
Technology	2.36
Utilities	0.90
Diversified	0.20

Pacific Rim Trust

Sector Weighting	% of Total
Financial	13.00
Industrial	6.50
Consumer, Cyclical	5.99
Technology	3.32
Basic Materials	3.29
Communications	2.23
Consumer, Non-cyclical	2.16
Energy	0.87
Diversified	0.69
Utilities	0.41

John Hancock Trust
Sector Weightings *

Quantitative All Cap Trust

Sector Weighting	% of Total
Financial	9.37
Consumer, Non-cyclical	7.65
Consumer, Cyclical	5.86
Technology	4.79
Industrial	4.61
Energy	3.77
Communications	3.63
Utilities	1.46
Basic Materials	1.37
Mortgage Securities	0.16

Quantitative Mid Cap Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	8.32
Industrial	8.10
Financial	7.78
Consumer, Cyclical	7.00
Energy	5.79
Technology	4.30
Communications	3.57
Utilities	1.95
Government	1.12
Basic Materials	1.00

Quantitative Value Trust

Sector Weighting	% of Total
Financial	16.55
Energy	7.65
Consumer, Non-cyclical	5.86
Communications	4.01
Consumer, Cyclical	3.99
Industrial	2.85
Technology	2.30
Utilities	1.97
Basic Materials	1.32
Mortgage Securities	0.33

Real Estate Equity Trust

Sector Weighting	% of Total
Financial	43.90
Consumer, Cyclical	0.62
Basic Materials	0.53

Real Estate Securities Trust

Sector Weighting	% of Total
Financial	45.74
Consumer, Cyclical	1.15

Science & Technology Trust

Sector Weighting	% of Total
Technology	23.16
Communications	16.83
Industrial	3.18
Consumer, Non-cyclical	0.86
Consumer, Cyclical	0.45

Small Cap Trust

Sector Weighting	% of Total
Consumer, Cyclical	7.13
Industrial	6.68
Consumer, Non-cyclical	6.42
Financial	5.08
Communications	3.99
Energy	3.90
Technology	3.38
Basic Materials	2.08
Utilities	0.57

Small Cap Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	10.07
Technology	7.72
Communications	6.27
Consumer, Cyclical	5.58
Industrial	4.81
Energy	4.02
Financial	3.13
Funds	0.42

Small Cap Opportunities Trust

Sector Weighting	% of Total
Financial	11.17
Industrial	8.09
Consumer, Cyclical	7.69
Energy	3.72
Consumer, Non-cyclical	2.49
Technology	2.20
Communications	1.45
Basic Materials	1.10
Utilities	0.63

Small Cap Value Trust

Sector Weighting	% of Total
Financial	10.65
Industrial	8.70
Consumer, Cyclical	6.00
Consumer, Non-cyclical	5.32
Energy	2.54
Utilities	1.83
Basic Materials	1.66
Technology	1.51
Communications	0.53

Small Company Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	9.00
Industrial	8.77
Consumer, Cyclical	8.53
Financial	7.72
Technology	5.15
Energy	3.92
Basic Materials	3.47
Utilities	1.88
Communications	1.37

Small Company Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	9.51
Industrial	6.15
Consumer, Cyclical	5.96
Technology	5.44
Energy	3.67
Communications	3.26
Financial	2.87
Basic Materials	0.51
Utilities	0.31

Small Company Value Trust

Sector Weighting	% of Total
Industrial	9.91
Financial	7.76
Consumer, Non-cyclical	5.42
Consumer, Cyclical	4.15
Energy	3.89
Basic Materials	3.47
Technology	1.62
Utilities	1.37
Communications	1.35
Funds	0.22

Special Value Trust

Sector Weighting	% of Total
Industrial	9.75
Financial	9.63
Consumer, Cyclical	4.85
Consumer, Non-cyclical	4.23
Technology	2.59
Funds	2.27
Energy	2.01
Basic Materials	1.18
Utilities	0.47
Communications	0.45

John Hancock Trust
Sector Weightings *

Spectrum Income Trust

Sector Weighting	% of Total
Mortgage Securities	11.47
Government	8.35
Financial	3.91
Communications	3.63
Consumer, Non-cyclical	2.85
Energy	2.25
Industrial	2.12
Consumer, Cyclical	2.00
Utilities	1.37
Basic Materials	0.82

Strategic Opportunities Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	11.11
Financial	8.40
Communications	6.76
Technology	3.87
Industrial	3.60
Consumer, Cyclical	3.33
Energy	2.97
Basic Materials	2.17

Strategic Value Trust

Sector Weighting	% of Total
Communications	10.49
Financial	10.42
Consumer, Non-cyclical	5.91
Industrial	5.73
Energy	4.26
Technology	4.04
Consumer, Cyclical	3.70
Utilities	1.35
Basic Materials	0.76

U.S. Core Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	12.95
Financial	9.64
Consumer, Cyclical	8.82
Industrial	4.53
Communications	4.08
Technology	3.22
Energy	1.96
Mortgage Securities	1.01
Basic Materials	0.39
Utilities	0.24

U.S. Global Leaders Growth Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	21.08
Consumer, Cyclical	8.31
Technology	8.23
Industrial	3.88
Financial	3.25
Communications	2.69

U.S. Large Cap Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	9.93
Technology	7.27
Financial	7.14
Industrial	6.18
Communications	5.20
Energy	3.90
Consumer, Cyclical	2.62
Basic Materials	1.85
Mortgage Securities	0.97
Utilities	0.66

U.S. Multi Sector Trust

Sector Weighting	% of Total
Consumer, Non-cyclical	13.49
Consumer, Cyclical	9.56
Financial	6.87
Industrial	4.26
Technology	3.33
Communications	2.88
Energy	1.63
Mortgage Securities	1.15
Basic Materials	0.47
Utilities	0.18

Utilities Trust

Sector Weighting	% of Total
Utilities	25.87
Communications	11.20
Energy	6.85
Financial	1.35

Value Trust

Sector Weighting	% of Total
Financial	12.98
Consumer, Non-cyclical	9.37
Industrial	6.37
Consumer, Cyclical	5.02
Technology	3.66
Basic Materials	2.97
Energy	2.02
Utilities	1.91
Communications	1.55
Funds	0.44

Value & Restructuring Trust

Sector Weighting	% of Total
Energy	8.96
Financial	7.67
Industrial	5.18
Consumer, Non-cyclical	4.78
Communications	4.35
Consumer, Cyclical	3.67
Basic Materials	2.60
Technology	0.57
Mortgage Securities	0.52
Utilities	0.45

Vista Trust

Sector Weighting	% of Total
Industrial	10.39
Consumer, Non-cyclical	7.12
Communications	6.52
Consumer, Cyclical	5.95
Energy	4.74
Financial	4.27
Basic Materials	2.55
Technology	1.11
Utilities	0.42

*	Top Ten Sectors as a percentage of market value. Does not include short-term securities and investments in the State Street Navigator Securities Lending Prime Portfolio.
(1)	Represents allocations in the underlying American Funds Blue Chip Income and Growth Fund.
(2)	Represents allocations in the underlying American Funds Bond Fund.
(3)	Represents allocations in the underlying American Funds Growth Fund.
(4)	Represents allocations in the underlying American Funds Growth-Income Fund.
(5)	Represents allocations in the underlying American Funds International Fund.

John Hancock Trust
Understanding your portfolio's expenses

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1) and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio held from January 1, 2006 through June 30, 2006. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the “Expenses Paid During Period” row as shown below for your Series.

Hypothetical Example for Comparison Purposes

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second table for each Portfolio is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and insurance-related charges were included, your costs would have been higher.

In addition to the operating expenses which the Portfolios bear directly, certain Portfolios indirectly bear a pro rata share of the operating expenses of the underlying funds in which the Portfolios invest. Because the underlying funds have varied operating expenses and transaction costs and a Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

Expense and Value of a $1,000 Investment

All Cap Core

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,043.80	1,042.70	1,043.60
Expenses Paid During Period*	4.50	5.52	4.29
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.40	1,019.40	1,020.60
Expenses Paid During Period*	4.44	5.45	4.24
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.89%	1.09%	0.84%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

All Cap Growth

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/06	1,000.60	999.40	1,000.60
Expenses Paid During Period*	4.70	5.70	4.50
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/06	1,020.10	1,019.10	1,020.30
Expenses Paid During Period*	4.75	5.75	4.55
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.95%	1.15%	0.90%

All Cap Value

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,073.40	1,072.40	1,071.20	1,073.40
Expenses Paid During Period*	4.77	5.80	6.52	4.56
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.20	1,019.20	1,018.50	1,020.40
Expenses Paid During Period*	4.65	5.65	6.36	4.44
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.93%	1.13%	1.28%	0.88%

American Blue Chip Income and Growth

Actual Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,043.90	1,043.20
Expenses Paid During Period*	1.94	2.76
Hypothetical 5% Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,022.90	1,022.10
Expenses Paid During Period*	1.92	2.73
Annualized Expense Ratios	Series I	Series II
	0.39%	0.54%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

American Bond

Actual Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,010.40	1,009.60
Expenses Paid During Period*	1.91	2.61
Hypothetical 5% Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,022.90	1,022.20
Expenses Paid During Period*	1.92	2.63
Annualized Expense Ratios	Series I	Series II
	0.38%	0.53%

American Growth

Actual Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,022.20	1,021.50
Expenses Paid During Period*	1.92	2.63
Hypothetical 5% Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,022.90	1,022.20
Expenses Paid During Period*	1.92	2.63
Annualized Expense Ratios	Series I	Series II
	0.38%	0.53%

American Growth-Income

Actual Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,037.70	1,036.90
Expenses Paid During Period*	1.94	2.65
Hypothetical 5% Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,022.90	1,022.20
Expenses Paid During Period*	1.92	2.63
Annualized Expense Ratios	Series I	Series II
	0.38%	0.53%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

American International

Actual Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,056.40	1,055.20
Expenses Paid During Period*	1.95	2.67
Hypothetical 5% Portfolio Return	Series I	Series II
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,022.90	1,022.20
Expenses Paid During Period*	1.92	2.63
Annualized Expense Ratios	Series I	Series II
	0.38%	0.53%

Blue Chip Growth

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	988.50	987.30	986.40	988.30
Expenses Paid During Period*	4.37	5.37	6.06	4.08
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.40	1,019.40	1,018.70	1,020.70
Expenses Paid During Period*	4.44	5.45	6.16	4.14
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.88%	1.08%	1.23%	0.83%

Capital Appreciation

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	939.20	937.80	939.20
Expenses Paid During Period*	4.17	5.14	3.88
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.50	1,019.50	1,020.80
Expenses Paid During Period*	4.34	5.35	4.04
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.86%	1.06%	0.81%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Classic Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,011.10	1,010.40	1,011.10
Expenses Paid During Period*	4.83	5.83	4.52
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.00	1,019.00	1,020.30
Expenses Paid During Period*	4.85	5.86	4.55
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.96%	1.16%	0.91%

Core Equity

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	951.70	950.90	951.80
Expenses Paid During Period*	4.29	5.27	4.78
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.40	1,019.40	1,024.60
Expenses Paid During Period*	4.44	5.45	4.96
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.88%	1.08%	0.83%

Dynamic Growth

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,012.90	1,011.10	1,012.80
Expenses Paid During Period*	5.33	6.23	5.03
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.50	1,018.60	1,019.80
Expenses Paid During Period*	5.35	6.26	5.05
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.06%	1.26%	1.01%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Emerging Growth

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,083.50	1,081.90	1,080.90	1,083.40
Expenses Paid During Period*	5.31	6.25	7.08	5.00
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.70	1,018.80	1,018.00	1,020.00
Expenses Paid During Period*	5.15	6.06	6.86	4.85
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.02%	1.22%	1.37%	0.97%

Emerging Small Company

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,021.60	1,020.40	1,020.70	1,021.60
Expenses Paid During Period*	5.46	6.47	7.17	5.26
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.40	1,018.40	1,017.70	1,019.60
Expenses Paid During Period*	5.45	6.46	7.16	5.25
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.09%	1.29%	1.44%	1.04%

Equity-Income

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,049.50	1,048.50	1,049.60	1,049.50
Expenses Paid During Period*	4.51	5.53	6.25	4.20
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.40	1,019.40	1,018.70	1,020.70
Expenses Paid During Period*	4.44	5.45	6.16	4.14
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.88%	1.08%	1.23%	0.83%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Financial Services

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,036.50	1,034.40	1,035.20	1,036.70
Expenses Paid During Period*	4.68	5.70	6.41	4.38
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.20	1,019.20	1,018.50	1,020.50
Expenses Paid During Period*	4.65	5.65	6.36	4.34
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.92%	1.12%	1.27%	0.87%

Fundamental Value

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,030.10	1,029.10	1,028.50	1,030.20
Expenses Paid During Period*	4.36	5.38	6.09	4.06
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.50	1,019.50	1,018.80	1,020.80
Expenses Paid During Period*	4.34	5.35	6.06	4.04
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.86%	1.06%	1.21%	0.81%

Global

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,057.80	1,056.30	1,055.60	1,057.40
Expenses Paid During Period*	5.04	6.07	6.78	4.73
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.90	1,018.90	1,018.20	1,020.20
Expenses Paid During Period*	4.95	5.96	6.66	4.65
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.98%	1.18%	1.33%	0.93%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Global Allocation

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,034.70	1,033.00	1,034.30
Expenses Paid During Period*	5.19	6.20	4.98
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.70	1,018.70	1,019.90
Expenses Paid During Period*	5.15	6.16	4.95
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.03%	1.23%	0.98%

Global Real Estate

Actual Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	959.20
Expenses Paid During Period*	2.25
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	1,006.50
Expenses Paid During Period*	2.31
Annualized Expense Ratios	Series NAV
1.34%

Growth & Income

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,019.70
Expenses Paid During Period*	3.53
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,021.30
Expenses Paid During Period*	3.54
Annualized Expense Ratios	Series NAV
0.71%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Health Sciences

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	984.30	983.50	980.20	984.30
Expenses Paid During Period*	5.85	6.74	7.52	5.56
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,018.90	1,018.00	1,017.20	1,019.20
Expenses Paid During Period*	5.96	6.86	7.67	5.65
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.18%	1.38%	1.53%	1.13%

Income & Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,013.00	1,012.10	1,014.20
Expenses Paid During Period*	4.43	5.43	4.23
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.40	1,019.40	1,020.60
Expenses Paid During Period*	4.44	5.45	4.24
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.89%	1.09%	0.84%

International Core

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,101.30	1,101.20	1,101.50
Expenses Paid During Period*	5.57	6.51	5.25
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.50	1,018.60	1,019.80
Expenses Paid During Period*	5.35	6.26	5.05
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.06%	1.26%	1.01%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

International Opportunities

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,064.40	1,065.10	1,065.00
Expenses Paid During Period*	5.26	6.30	5.06
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.70	1,018.70	1,019.90
Expenses Paid During Period*	5.15	6.16	4.95
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.03%	1.23%	0.98%

International Small Cap

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,082.20	1,082.60	1,079.90	1,082.80
Expenses Paid During Period*	5.93	6.87	7.70	5.62
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.10	1,018.20	1,017.40	1,019.40
Expenses Paid During Period*	5.75	6.66	7.46	5.45
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.14%	1.34%	1.49%	1.09%

International Small Company

Actual Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	918.40
Expenses Paid During Period*	2.30
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	1,006.40
Expenses Paid During Period*	2.41
Annualized Expense Ratios	Series NAV
1.35%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

International Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,104.60	1,103.20	1,104.80
Expenses Paid During Period*	5.16	6.20	4.95
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.90	1,018.90	1,020.10
Expenses Paid During Period*	4.95	5.96	4.75
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.99%	1.19%	0.94%

Large Cap

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,013.50	1,013.20	1,014.10
Expenses Paid During Period*	4.63	5.64	4.43
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.20	1,019.20	1,020.40
Expenses Paid During Period*	4.65	5.65	4.44
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.93%	1.13%	0.88%

Large Cap Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,054.30	1,053.70	1,055.20
Expenses Paid During Period*	4.83	5.85	4.62
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.10	1,019.10	1,020.30
Expenses Paid During Period*	4.75	5.75	4.55
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.95%	1.15%	0.90%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Managed

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	991.50
Expenses Paid During Period*	3.78
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,021.00
Expenses Paid During Period*	3.84
Annualized Expense Ratios	Series NAV
0.76%

Mid Cap Core

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,017.90	1,017.10	1,017.60
Expenses Paid During Period*	4.94	5.95	4.64
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.90	1,018.90	1,020.20
Expenses Paid During Period*	4.95	5.96	4.65
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.98%	1.18%	0.93%

Mid Cap Stock

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,034.40	1,032.70	1,032.50	1,034.40
Expenses Paid During Period*	4.78	5.79	6.50	5.29
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.10	1,019.10	1,018.40	1,024.30
Expenses Paid During Period*	4.75	5.75	6.46	5.26
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.94%	1.14%	1.29%	0.89%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Mid Cap Value

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,005.10	1,004.30	1,003.50	1,005.30
Expenses Paid During Period*	4.71	5.71	6.41	4.41
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.10	1,019.10	1,018.40	1,020.40
Expenses Paid During Period*	4.75	5.75	6.46	4.44
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.94%	1.14%	1.29%	0.89%

Mid Cap Value Equity

Actual Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	968.80
Expenses Paid During Period*	2.17
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	1,006.60
Expenses Paid During Period*	2.21
Annualized Expense Ratios	Series NAV
1.25%

Mid Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,049.10	1,047.40	1,049.20
Expenses Paid During Period*	5.84	6.76	5.53
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.10	1,018.20	1,019.40
Expenses Paid During Period*	5.75	6.66	5.45
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.14%	1.34%	1.09%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Money Market

Actual Portfolio Return	Series I	Series II	Series III
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.40	1,019.30	1,018.60
Expenses Paid During Period*	2.83	3.84	4.54
Hypothetical 5% Portfolio Return	Series I	Series II	Series III
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,022.00	1,021.00	1,020.30
Expenses Paid During Period*	2.83	3.84	4.55
Annualized Expense Ratios	Series I	Series II	Series III
	0.56%	0.76%	0.91%

Money Market B

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,021.50
Expenses Paid During Period*	1.42
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,023.40
Expenses Paid During Period*	1.42
Annualized Expense Ratios	Series NAV
0.28%

Natural Resources

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,171.10	1,170.10	1,168.90	1,171.40
Expenses Paid During Period*	5.97	7.05	7.81	6.73
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.30	1,018.30	1,017.60	1,023.30
Expenses Paid During Period*	5.55	6.56	7.26	6.27
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.11%	1.31%	1.46%	1.06%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Overseas Equity

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,060.60	1,059.30	1,060.00
Expenses Paid During Period*	6.18	7.10	5.87
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,018.80	1,017.90	1,019.10
Expenses Paid During Period*	6.06	6.96	5.75
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.20%	1.40%	1.15%

Pacific Rim

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,034.70	1,034.10	1,033.50	1,034.90
Expenses Paid During Period*	5.19	6.10	6.91	4.88
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.70	1,018.80	1,018.00	1,020.00
Expenses Paid During Period*	5.15	6.06	6.86	4.85
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.02%	1.22%	1.37%	0.97%

Quantitative All Cap

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,038.20	1,037.00	1,033.10	1,038.70
Expenses Paid During Period*	4.08	5.09	5.79	3.77
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.80	1,019.80	1,019.10	1,021.10
Expenses Paid During Period*	4.04	5.05	5.75	3.74
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.80%	1.00%	1.15%	0.75%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Quantitative Mid Cap

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,009.10	1,007.70	1,009.10
Expenses Paid During Period*	4.52	5.52	4.22
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.30	1,019.30	1,020.60
Expenses Paid During Period*	4.55	5.55	4.24
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.90%	1.10%	0.85%

Quantitative Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,053.60	1,053.00	1,054.60
Expenses Paid During Period*	4.00	5.03	3.80
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.90	1,019.90	1,021.10
Expenses Paid During Period*	3.94	4.95	3.74
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.79%	0.99%	0.74%

Real Estate Equity

Actual Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	1,027.20
Expenses Paid During Period*	1.62
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 04/28/2006	$1,000.00
Ending Account Value 06/30/2006	1,007.20
Expenses Paid During Period*	1.61
Annualized Expense Ratios	Series NAV
0.93%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Real Estate Securities

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,136.20	1,135.40	1,134.80	1,137.20
Expenses Paid During Period*	4.27	5.34	6.08	3.95
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.80	1,019.80	1,019.10	1,021.10
Expenses Paid During Period*	4.04	5.05	5.75	3.74
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.80%	1.00%	1.15%	0.75%

Science & Technology

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	940.50	940.30	939.50	941.40
Expenses Paid During Period*	5.53	6.40	7.18	5.24
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.10	1,018.20	1,017.40	1,019.40
Expenses Paid During Period*	5.75	6.66	7.46	5.45
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.14%	1.34%	1.49%	1.09%

Small Cap

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,005.50	1,004.10	1,005.50
Expenses Paid During Period*	4.81	5.81	4.51
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.00	1,019.00	1,020.30
Expenses Paid During Period*	4.85	5.86	4.55
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.96%	1.16%	0.91%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Small Cap Growth

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,059.10	1,058.20	1,059.00
Expenses Paid During Period*	6.07	7.10	5.87
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,018.90	1,017.90	1,019.10
Expenses Paid During Period*	5.96	6.96	5.75
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.19%	1.39%	1.14%

Small Cap Opportunities

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,068.30	1,066.90	1,067.80
Expenses Paid During Period*	5.58	6.51	5.27
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.40	1,018.50	1,019.70
Expenses Paid During Period*	5.45	6.36	5.15
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.08%	1.28%	1.03%

Small Cap Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,062.80	1,062.00	1,062.70
Expenses Paid During Period*	5.98	7.01	5.78
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.00	1,018.00	1,019.20
Expenses Paid During Period*	5.86	6.86	5.65
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.17%	1.37%	1.12%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Small Company

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,032.70	1,032.20	1,033.30
Expenses Paid During Period*	6.81	7.82	7.83
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,018.10	1,017.10	1,021.80
Expenses Paid During Period*	6.76	7.77	7.78
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.35%	1.55%	1.30%

Small Company Growth

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,063.70
Expenses Paid During Period*	5.57
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,019.40
Expenses Paid During Period*	5.45
Annualized Expense Ratios	Series NAV
1.08%

Small Company Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,106.70	1,105.00	1,107.00
Expenses Paid During Period*	5.79	6.84	5.58
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.30	1,018.30	1,019.50
Expenses Paid During Period*	5.55	6.56	5.35
Annualized Expense Ratios	Series I	Series II	Series NAV
	1.11%	1.31%	1.06%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Special Value

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,052.60	1,051.50	1,050.30	1,053.00
Expenses Paid During Period*	5.75	6.77	7.48	6.57
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.20	1,018.20	1,017.50	1,023.10
Expenses Paid During Period*	5.65	6.66	7.36	6.47
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.13%	1.33%	1.48%	1.08%

Spectrum Income

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,011.70
Expenses Paid During Period*	4.43
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,020.40
Expenses Paid During Period*	4.44
Annualized Expense Ratios	Series NAV
0.89%

Strategic Opportunities

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,045.30	1,043.60	1,045.50
Expenses Paid During Period*	4.60	5.62	4.40
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.30	1,019.30	1,020.50
Expenses Paid During Period*	4.55	5.55	4.34
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.91%	1.11%	0.86%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Strategic Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,010.80	1,010.00	1,011.40
Expenses Paid During Period*	4.83	5.83	4.53
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.00	1,019.00	1,020.30
Expenses Paid During Period*	4.85	5.86	4.55
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.96%	1.16%	0.91%

U.S. Core

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	987.80	986.60	986.00	988.20
Expenses Paid During Period*	4.17	5.17	5.96	3.98
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.60	1,019.60	1,018.80	1,020.80
Expenses Paid During Period*	4.24	5.25	6.06	4.04
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.85%	1.05%	1.20%	0.80%

U.S. Global Leaders Growth

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	940.60	939.90	938.20	940.70
Expenses Paid During Period*	3.78	4.75	5.43	3.49
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.90	1,019.90	1,019.20	1,021.20
Expenses Paid During Period*	3.94	4.95	5.65	3.64
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.78%	0.98%	1.13%	0.73%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

U.S. Large Cap

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,025.40	1,023.70	1,025.50
Expenses Paid During Period*	4.56	5.57	4.35
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.30	1,019.30	1,020.50
Expenses Paid During Period*	4.55	5.55	4.34
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.91%	1.11%	0.86%

U.S. Multi Sector

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	983.30
Expenses Paid During Period*	3.97
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,020.80
Expenses Paid During Period*	4.04
Annualized Expense Ratios	Series NAV
0.80%

Utilities

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,083.90	1,083.10	1,082.40	1,085.30
Expenses Paid During Period*	5.31	6.25	7.18	5.00
Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.70	1,018.80	1,017.90	1,020.00
Expenses Paid During Period*	5.15	6.06	6.96	4.85
Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	1.02%	1.22%	1.40%	0.97%

John Hancock Trust
Understanding your portfolio's expenses

Expense and Value of a $1,000 Investment — continued

Value

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,048.00	1,046.70	1,047.80
Expenses Paid During Period*	4.20	5.22	3.99
Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,020.70	1,019.70	1,020.90
Expenses Paid During Period*	4.14	5.15	3.94
Annualized Expense Ratios	Series I	Series II	Series NAV
	0.83%	1.03%	0.78%

Value & Restructuring

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,051.40
Expenses Paid During Period*	4.51
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,020.40
Expenses Paid During Period*	4.44
Annualized Expense Ratios	Series NAV
0.89%

Vista

Actual Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,065.50
Expenses Paid During Period*	5.16
Hypothetical 5% Portfolio Return	Series NAV
Beginning Account Value 01/01/2006	$1,000.00
Ending Account Value 06/30/2006	1,019.80
Expenses Paid During Period*	5.05
Annualized Expense Ratios	Series NAV
1.01%

*	Expenses are equal to the Portfolio’s annualized expenses ratio for each respective series, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year or since inception, whichever is shorter / 365 or 366] (to reflect the one-half year period).

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	All Cap Core	All Cap Growth	All Cap Value	American Blue Chip Income and Growth
Investments, at value	$454,478,926	$376,790,418	$306,349,769	$197,604,876
Securities loaned, at value (Note 2)	16,033,876	27,175,210	41,153,634	—
Repurchase agreements, at value	66,250,000	6,167,000	8,018,000	—
Cash	437	539	605	—
Foreign currency, at value	—	935,833	—	—
Receivable for investments sold	—	5,991,600	2,248,313	23,038
Receivable for shares sold	4,874	3,361	13,717	16,475
Dividends and interest receivable	308,917	153,589	319,594	—
Receivable for futures variation margin	459,090	—	—	—
Other assets	2,526	4,237	4,045	2,057
Total assets	537,538,646	417,221,787	358,107,677	197,646,446

Liabilities
Payable for investments purchased	—	4,708,886	4,749,516	16,173
Payable for shares repurchased	165,295	96,851	349,815	15,349
Payable upon return of securities loaned	16,395,197	28,036,089	42,197,321	—
Payable to affiliates
Fund administration expenses	1,221	—	—	—
Other payables and accrued expenses	45,493	14,848	56,009	24,401
Total liabilities	16,607,206	32,856,674	47,352,661	55,923

Net assets
Capital paid-in	762,998,854	501,898,068	269,670,770	163,844,749
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency and forward foreign currency contracts	(246,215,151)	(141,786,698)	11,212,091	3,081,682
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency and forward foreign currency contracts	2,189,932	24,213,070	28,695,723	18,204,627
Undistributed net investment income (loss)	1,957,805	40,673	1,176,432	12,459,465
Net assets	$520,931,440	$384,365,113	$310,755,016	$197,590,523
Investments, including repurchase agreements, at cost	$535,921,139	$385,920,310	$326,825,680	$179,400,249
Foreign currency, at cost	—	$935,144	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$211,794,813	$260,738,514	$68,327,961	$10,501,679
Shares outstanding	11,879,779	15,576,959	5,555,837	643,503
Net asset value per share (net assets ÷ shares outstanding)	$17.83	$16.74	$12.30	$16.32

Series II
Net assets	$10,580,041	$31,538,692	$66,790,659	$187,088,844
Shares outstanding	595,385	1,899,236	5,442,705	11,472,717
Net asset value per share (net assets ÷ shares outstanding)	$17.77	$16.61	$12.27	$16.31

Series III
Net assets	—	—	$777,438	—
Shares outstanding	—	—	63,514	—
Net asset value per share (net assets ÷ shares outstanding)	—	—	$12.24	—

Series NAV
Net assets	$298,556,586	$92,087,907	$174,858,958	—
Shares outstanding	16,734,943	5,494,568	14,269,104	—
Net asset value per share (net assets ÷ shares outstanding)	$17.84	$16.76	$12.25	—

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	American Bond	American Growth	American Growth-Income	American International
Investments, at value	$353,465,761	$1,359,068,555	$1,042,779,173	$821,700,944
Receivable for investments sold	399,679	6,966	1,602,490	15,021
Receivable for shares sold	5,986	4,538,622	2,426	1,744,617
Other assets	2,479	13,789	10,223	8,005
Total assets	353,873,905	1,363,627,932	1,044,394,312	823,468,587

Liabilities
Payable for investments purchased	5,968	4,490,783	1,982	1,726,618
Payable for shares repurchased	385,162	—	1,560,208	—
Payable to affiliates
Fund administration expenses	984	—	—	913
Other payables and accrued expenses	25,938	124,857	95,279	76,389
Total liabilities	418,052	4,615,640	1,657,469	1,803,920

Net assets
Capital paid-in	350,737,027	1,108,508,230	923,691,004	658,746,365
Accumulated undistributed net realized gain (loss) on investments	11,892	6,933,693	2,987,621	9,907,645
Unrealized appreciation (depreciation) on investments	(9,739,051)	236,779,944	90,920,448	145,640,020
Undistributed net investment income (loss)	12,445,985	6,790,425	25,137,770	7,370,637
Net assets	$353,455,853	$1,359,012,292	$1,042,736,843	$821,664,667
Investments, including repurchase agreements, at cost	$363,204,812	$1,122,288,611	$951,858,725	$676,060,924

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$607,949	$69,608,038	$15,449,948	$54,805,762
Shares outstanding	48,137	3,440,713	846,563	2,468,001
Net asset value per share (net assets ÷ shares outstanding)	$12.63	$20.23	$18.25	$22.21

Series II
Net assets	$352,847,904	$1,289,404,254	$1,027,286,895	$766,858,905
Shares outstanding	27,972,145	63,950,197	56,388,263	34,582,685
Net asset value per share (net assets ÷ shares outstanding)	$12.61	$20.16	$18.22	$22.17

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Blue Chip Growth	Capital Appreciation	Classic Value	Core Equity
Investments, at value	$2,448,818,110	$901,520,198	$44,492,207	$424,567,815
Securities loaned, at value (Note 2)	68,942,933	52,015,893	—	45,486,313
Repurchase agreements, at value	2,358,000	—	707,000	7,717,000
Cash	380	18	752	792
Foreign currency, at value	—	—	—	—
Receivable for investments sold	2,375,958	3,050,194	664,521	1,078,527
Receivable for shares sold	2,281,379	—	17,224	1,438,757
Dividends and interest receivable	2,139,098	828,265	55,679	337,182
Other assets	27,535	2,391	428	5,410
Total assets	2,526,943,393	957,416,959	45,937,811	480,631,796

Liabilities
Payable for investments purchased	7,620,966	1,453,633	—	3,051,495
Payable for shares repurchased	176,731	304,036	60,938	—
Payable upon return of securities loaned	70,485,910	53,192,027	—	46,850,256
Payable to affiliates
Fund administration expenses	—	—	90	—
Other payables and accrued expenses	980,279	115,149	14,749	65,849
Total liabilities	79,263,886	55,064,845	75,777	49,967,600

Net assets
Capital paid-in	2,610,832,954	883,165,741	44,113,950	405,067,360
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	(423,797,153)	24,868,332	785,809	16,139,898
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	251,968,977	(6,706,120)	737,202	9,485,944
Undistributed net investment income (loss)	8,674,729	1,024,161	225,073	(29,006)
Net assets	$2,447,679,507	$902,352,114	$45,862,034	$430,664,196
Investments, including repurchase agreements, at cost	$2,268,158,725	$960,242,211	$44,462,005	$468,284,104

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$680,546,435	$275,218,795	$16,405,305	$1,528,037
Shares outstanding	38,913,916	33,033,237	1,133,648	113,168
Net asset value per share (net assets ÷ shares outstanding)	$17.49	$8.33	$14.47	$13.50

Series II
Net assets	$172,000,908	$117,308,894	$23,795,750	$52,163,410
Shares outstanding	9,859,074	14,195,586	1,647,109	3,879,123
Net asset value per share (net assets ÷ shares outstanding)	$17.45	$8.26	$14.45	$13.45

Series III
Net assets	$705,348	—	—	—
Shares outstanding	40,532	—	—	—
Net asset value per share (net assets ÷ shares outstanding)	$17.40	—	—	—

Series NAV
Net assets	$1,594,426,816	$509,824,425	$5,660,979	$376,972,749
Shares outstanding	91,332,012	61,178,391	390,859	27,888,761
Net asset value per share (net assets ÷ shares outstanding)	$17.46	$8.33	$14.48	$13.52

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Dynamic Growth	Emerging Growth	Emerging Small Company	Equity-Income
Investments, at value	$158,796,653	$29,059,347	$304,361,197	$2,190,750,698
Securities loaned, at value (Note 2)	38,878,693	—	75,401,163	144,725,463
Repurchase agreements, at value	2,745,000	—	—	2,601,000
Cash	165	—	—	1,130
Foreign currency, at value	—	—	—	3,126
Receivable for investments sold	191,877	—	2,702,941	1,548,125
Receivable for shares sold	100	51,625	499	949,363
Dividends and interest receivable	25,735	9,076	99,038	3,487,092
Other assets	1,939	3,267	4,656	26,208
Total assets	200,640,162	29,123,315	382,569,494	2,344,092,205

Liabilities
Due to custodian	—	38,747	373,501	—
Payable for investments purchased	414,600	8,282	1,681,801	—
Payable for shares repurchased	191,580	23,391	319,706	751,471
Payable upon return of securities loaned	39,788,944	—	77,315,106	148,803,260
Other payables and accrued expenses	46,569	9,810	60,316	407,801
Total liabilities	40,441,693	80,230	79,750,430	149,962,532

Net assets
Capital paid-in	268,980,605	24,623,935	246,688,645	1,851,193,503
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	(138,447,297)	5,747,794	61,052,834	48,027,589
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	30,376,449	(1,264,723)	(3,934,638)	276,944,440
Undistributed net investment income (loss)	(711,288)	(63,921)	(987,777)	17,964,141
Net assets	$160,198,469	$29,043,085	$302,819,064	$2,194,129,673
Investments, including repurchase agreements, at cost	$170,043,897	$30,324,070	$383,696,998	$2,061,135,845
Foreign currency, at cost	—	—	—	$3,036

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$121,946,532	$1,553,445	$242,555,919	$798,011,048
Shares outstanding	22,143,881	126,001	8,264,199	48,856,140
Net asset value per share (net assets ÷ shares outstanding)	$5.51	$12.33	$29.35	$16.33

Series II
Net assets	$37,820,048	$14,205,406	$59,910,382	$290,064,411
Shares outstanding	6,915,020	1,164,866	2,056,474	17,818,890
Net asset value per share (net assets ÷ shares outstanding)	$5.47	$12.19	$29.13	$16.28

Series III
Net assets	—	$22,203	$1,220	$7,878
Shares outstanding	—	1,808	42	483
Net asset value per share (net assets ÷ shares outstanding)	—	$12.28	$29.26 [b]	$16.31

Series NAV
Net assets	$431,889	$13,262,031	$351,543	$1,106,046,336
Shares outstanding	78,306	1,074,844	11,966	67,841,660
Net asset value per share (net assets ÷ shares outstanding)	$5.52	$12.34	$29.38	$16.30

b	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Financial Services	Fundamental Value	Global		Global Allocation
Investments, at value	$146,406,062	$972,836,913	$369,842,538		$219,262,325
Securities loaned, at value (Note 2)	22,999,765	48,682,934	66,706,069		13,620,966
Repurchase agreements, at value	—	—	12,387,000		9,210,000
Cash	1,194	597	2,357		700,843
Foreign currency, at value	—	50,525	1,392,049		467,580
Receivable for investments sold	—	538,108	—		1,502,904
Receivable for shares sold	40,330	1,144,516	200		748,390
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—		378,134
Dividends and interest receivable	157,496	1,346,910	494,559		957,023
Other assets	2,593	11,872	10,811		2,207
Total assets	169,607,440	1,024,612,375	450,835,583		246,850,372

Liabilities
Payable for investments purchased	—	723,319	1,246,653		1,419,262
Payable for delayed delivery securities purchased	—	—	—		1,488,401
Payable for shares repurchased	211,168	458,459	293,394		82,822
Payable upon return of securities loaned	23,527,499	49,862,466	69,761,617		14,135,982
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—		866,024
Other payables and accrued expenses	57,223	116,014	30,043		65,696
Total liabilities	23,795,890	51,160,258	71,331,707		18,058,187

Net assets
Capital paid-in	113,721,576	748,713,447	352,301,409		210,792,554
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	(10,504,132)	26,143,971	(34,084,947)		4,294,488
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	42,168,656	194,086,857	57,334,947		12,064,960
Undistributed net investment income (loss)	425,450	4,507,842	3,952,467		1,640,183
Net assets	$145,811,550	$973,452,117	$379,503,876		$228,792,185
Investments, including repurchase agreements, at cost	$127,237,171	$827,434,321	$391,602,426		$229,558,333
Foreign currency, at cost	—	$50,559	$1,389,230		$463,571

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$51,563,075	$190,996,527	$340,915,100		$85,735,273
Shares outstanding	3,262,355	12,626,305	20,198,872		7,360,705
Net asset value per share (net assets ÷ shares outstanding)	$15.81	$15.13	$16.88		$11.65

Series II
Net assets	$43,398,129	$300,813,897	$37,283,485		$142,397,840
Shares outstanding	2,758,214	19,953,427	2,219,004		12,286,904
Net asset value per share (net assets ÷ shares outstanding)	$15.73	$15.08	$16.80		$11.59

Series III
Net assets	$15,608	$526,933	$3,078		—
Shares outstanding	992	34,969	183		—
Net asset value per share (net assets ÷ shares outstanding)	$15.73	$15.07	$16.80	[b]	—

Series NAV
Net assets	$50,834,738	$481,114,760	$1,302,213		$659,072
Shares outstanding	3,217,808	31,881,529	77,227		56,721
Net asset value per share (net assets ÷ shares outstanding)	$15.80	$15.09	$16.86		$11.62

b	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Global Real Estate	Growth & Income	Health Sciences	Income & Value
Investments, at value	$329,811,832	$2,085,231,509	$234,712,136	$584,215,086
Securities loaned, at value (Note 2)	50,595,200	97,369,612	—	59,511,736
Repurchase agreements, at value	4,829,000	5,663,000	1,158,000	3,409,000
Cash	417	425	1,177	296
Foreign currency, at value	9,535,277	—	3,927	22,708
Receivable for investments sold	2,106,888	—	1,907,884	1,917,808
Receivable for shares sold	—	—	117,395	100
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	438
Dividends and interest receivable	1,182,744	3,232,403	52,396	2,338,495
Other assets	3,940	22,877	3,753	6,531
Total assets	398,065,298	2,191,519,826	237,956,668	651,422,198

Liabilities
Payable for investments purchased	5,853,266	—	1,494,825	2,391,899
Payable for shares repurchased	99,999	869,811	303,093	663,604
Payable upon return of securities loaned	46,026,713	99,733,205	—	60,859,604
Payable for options written, at value (Note 2)	—	—	4,144,533	—
Payable for forward foreign currency exchange contracts (Note 2)	2,964,205	—	—	5,556
Payable to affiliates
Fund administration expenses	11,713	—	—	—
Other payables and accrued expenses	236,484	1,997,281	76,570	108,775
Total liabilities	55,192,380	102,600,297	6,019,021	64,029,438

Net assets
Capital paid-in	355,728,219	2,433,699,045	207,189,936	553,459,609
Accumulated undistributed net realized gain (loss) on investments, foreign currency, options written and forward foreign currency contracts	(2,563,514)	(526,396,551)	11,220,105	(25,343,826)
Unrealized appreciation (depreciation) on investments, foreign currency, options written and forward foreign currency contracts	(11,717,947)	172,123,897	14,522,477	53,322,094
Undistributed net investment income (loss)	1,426,160	9,493,138	(994,871)	5,954,883
Net assets	$342,872,918	$2,088,919,529	$231,937,647	$587,392,760
Investments, including repurchase agreements, at cost	$393,935,561	$2,016,140,224	$221,690,304	$593,806,739
Foreign currency, at cost	$9,535,416	—	$3,870	$22,706
Premiums received on written options	—	—	$4,486,347	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	—	—	$124,127,733	$483,808,714
Shares outstanding	—	—	8,709,420	42,853,155
Net asset value per share (net assets ÷ shares outstanding)	—	—	$14.25	$11.29

Series II
Net assets	—	—	$77,449,659	$102,184,395
Shares outstanding	—	—	5,481,483	9,097,584
Net asset value per share (net assets ÷ shares outstanding)	—	—	$14.13	$11.23

Series III
Net assets	—	—	$50,024	—
Shares outstanding	—	—	3,533	—
Net asset value per share (net assets ÷ shares outstanding)	—	—	$14.16	—

Series NAV
Net assets	$342,872,918	$2,088,919,529	$30,310,231	$1,399,651
Shares outstanding	28,587,985	169,446,965	2,125,238	123,912
Net asset value per share (net assets ÷ shares outstanding)	$11.99	$12.33	$14.26	$11.30

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	International Core	International Opportunities	International Small Cap		International Small Company
Investments, at value	$1,035,189,883	$529,205,569	$470,568,322		$178,962,638
Securities loaned, at value (Note 2)	209,838,510	93,998,177	54,633,857		21,997,622
Repurchase agreements, at value	69,077,000	22,353,000	38,871,000		6,668,000
Cash	372	74	1,191		304
Foreign currency, at value	3,580,990	521,516	7,154,427		1,010,083
Receivable for investments sold	4,145,980	4,365,025	466,926		7,635,434
Receivable for shares sold	12,791	397,464	32,827		2,763
Receivable for forward foreign currency exchange contracts (Note 2)	2,553,288	—	—		—
Dividends and interest receivable	1,410,466	165,479	1,060,128		283,332
Receivable for futures variation margin	1,689,568	—	—		—
Other assets	10,314	4,275	7,782		2,069
Total assets	1,327,509,162	651,010,579	572,796,460		216,562,245

Liabilities
Capital gains withholding tax	—	—	164,196		—
Payable for investments purchased	53,636	3,648,557	947,866		14,334,337
Payable for shares repurchased	375,147	—	40,217		—
Payable upon return of securities loaned	220,645,699	98,227,130	58,101,974		23,008,297
Payable for forward foreign currency exchange contracts (Note 2)	3,495,328	—	—		—
Payable to affiliates
Fund administration expenses	355	652	—		6,012
Other payables and accrued expenses	556,486	81,679	143,221		112,363
Total liabilities	225,126,651	101,958,018	59,397,474		37,461,009

Net assets
Capital paid-in	906,189,549	482,266,904	369,696,662		193,297,924
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency and forward foreign currency contracts	37,151,516	30,529,878	80,041,536		(6,199,092)
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency and forward foreign currency contracts	145,667,177	34,619,631	58,609,458	[a]	(8,529,406)
Undistributed net investment income (loss)	13,374,269	1,636,148	5,051,330		531,810
Net assets	$1,102,382,511	$549,052,561	$513,398,986		$179,101,236
Investments, including repurchase agreements, at cost	$1,169,483,794	$610,937,785	$505,308,609		$216,145,786
Foreign currency, at cost	$3,535,968	$516,170	$7,141,078		$1,005,694

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$140,669,564	$1,702,858	$141,374,011		—
Shares outstanding	10,503,861	109,127	6,845,364		—
Net asset value per share (net assets ÷ shares outstanding)	$13.39	$15.60	$20.65		—

Series II
Net assets	$37,502,010	$27,278,493	$52,119,231		—
Shares outstanding	2,788,909	1,745,868	2,517,047		—
Net asset value per share (net assets ÷ shares outstanding)	$13.45	$15.62	$20.71		—

Series III
Net assets	—	—	$31,516		—
Shares outstanding	—	—	1,526		—
Net asset value per share (net assets ÷ shares outstanding)	—	—	$20.66	[b]	—

Series NAV
Net assets	$924,210,937	$520,071,210	$319,874,228		$179,101,236
Shares outstanding	69,118,758	33,309,315	15,520,707		15,606,655
Net asset value per share (net assets ÷ shares outstanding)	$13.37	$15.61	$20.61		$11.48

a	Net of deferred foreign withholding taxes of $164,196 for International Small Cap.
b	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	International Value	Large Cap	Large Cap Value	Managed
Investments, at value	$1,279,929,125	$155,106,887	$334,302,180	$1,857,342,620
Securities loaned, at value (Note 2)	222,320,399	7,504,135	16,669,738	85,863,723
Repurchase agreements, at value	49,896,000	6,705,000	5,907,000	40,212,000
Cash	19,430	943	382	467
Foreign currency, at value	30,163,098	—	—	—
Receivable for investments sold	—	749,623	—	26,660,330
Receivable for shares sold	—	300	11,136	310,860
Dividends and interest receivable	2,610,842	105,835	274,729	6,460,367
Receivable for futures variation margin	—	—	—	1,537
Other assets	14,181	1,505	2,860	19,489
Total assets	1,584,953,075	170,174,228	357,168,025	2,016,871,393

Liabilities
Payable for investments purchased	2,623	866,167	—	176,562,720
Payable for shares repurchased	828,805	4,172	53,351	1,143,843
Payable upon return of securities loaned	233,364,505	7,675,077	17,147,453	86,462,767
Payable for futures variation margin	—	13,600	—	52,134
Payable to affiliates
Fund administration expenses	140	—	178	—
Other payables and accrued expenses	703,731	29,955	42,078	1,231,092
Total liabilities	234,899,804	8,588,971	17,243,060	265,452,556

Net assets
Capital paid-in	1,055,924,414	152,056,170	299,301,315	1,798,386,324
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency and forward foreign currency contracts	111,440,908	1,995,502	8,336,918	(42,858,814)
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency and forward foreign currency contracts	157,370,935	6,904,484	31,516,564	(24,301,690)
Undistributed net investment income (loss)	25,317,014	629,101	770,168	20,193,017
Net assets	$1,350,053,271	$161,585,257	$339,924,965	$1,751,418,837
Investments, including repurchase agreements, at cost	$1,394,790,966	$162,545,228	$325,362,354	$2,008,000,595
Foreign currency, at cost	$30,127,488	—	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$406,591,949	$435,290	$10,601,561	—
Shares outstanding	24,612,658	31,203	505,219	—
Net asset value per share (net assets ÷ shares outstanding)	$16.52	$13.95	$20.98	—

Series II
Net assets	$215,973,777	$1,189,930	$89,044,246	—
Shares outstanding	13,110,502	85,620	4,259,493	—
Net asset value per share (net assets ÷ shares outstanding)	$16.47	$13.90	$20.90	—

Series NAV
Net assets	$727,487,545	$159,960,037	$240,279,158	$1,751,418,837
Shares outstanding	44,196,247	11,495,322	11,442,726	141,471,186
Net asset value per share (net assets ÷ shares outstanding)	$16.46	$13.92	$21.00	$12.38

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Mid Cap Core	Mid Cap Stock	Mid Cap Value	Mid Cap Value Equity
Investments, at value	$261,946,491	$929,283,792	$501,310,270	$88,703,053
Securities loaned, at value (Note 2)	30,000,539	233,248,934	106,169,047	10,148,638
Repurchase agreements, at value	38,255,000	34,099,000	8,666,000	—
Cash	54	949	—	49,508
Foreign currency, at value	39,738	2,212,745	—	—
Receivable for investments sold	—	17,292,154	3,193,993	—
Receivable for shares sold	1,804,505	516,845	79,699	2,021
Dividends and interest receivable	209,338	244,437	667,024	117,985
Other assets	3,594	11,758	7,590	1,000
Total assets	332,259,259	1,216,910,614	620,093,623	99,022,205

Liabilities
Due to custodian	—	—	546	—
Payable for investments purchased	357,658	11,124,474	2,316,467	2,402,396
Payable for shares repurchased	51,385	719,056	221,342	—
Payable upon return of securities loaned	30,729,868	239,007,785	109,072,960	10,430,623
Payable to affiliates
Fund administration expenses	127	—	—	2,898
Other payables and accrued expenses	35,380	247,745	40,688	56,786
Total liabilities	31,174,418	251,099,060	111,652,003	12,892,703

Net assets
Capital paid-in	281,109,829	785,464,914	397,188,203	88,686,376
Accumulated undistributed net realized gain (loss) on investments, foreign currency, options written and forward foreign currency contracts	14,882,653	111,910,951	34,371,296	7,054
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	3,499,905	70,639,235	75,281,654	(2,709,250)
Undistributed net investment income (loss)	1,592,454	(2,203,546)	1,600,467	145,322
Net assets	$301,084,841	$965,811,554	$508,441,620	$86,129,502
Investments, including repurchase agreements, at cost	$326,702,905	$1,125,955,976	$540,863,663	$101,560,936
Foreign currency, at cost	$39,166	$2,211,577	—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$2,878,858	$364,899,391	$268,578,932	—
Shares outstanding	173,605	23,607,641	17,083,486	—
Net asset value per share (net assets ÷ shares outstanding)	$16.58	$15.46	$15.72	—

Series II
Net assets	$38,809,724	$176,916,463	$218,057,335	—
Shares outstanding	2,352,664	11,539,018	13,916,417	—
Net asset value per share (net assets ÷ shares outstanding)	$16.50	$15.33	$15.67	—

Series III
Net assets	—	$1,346,588	$84,500	—
Shares outstanding	—	87,493	5,410	—
Net asset value per share (net assets ÷ shares outstanding)	—	$15.39	$15.62	—

Series NAV
Net assets	$259,396,259	$422,649,112	$21,720,853	$86,129,502
Shares outstanding	15,650,781	27,300,394	1,382,528	7,113,985
Net asset value per share (net assets ÷ shares outstanding)	$16.57	$15.48	$15.71	$12.11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Mid Value	Money Market	Money Market B	Natural Resources
Investments, at value	$164,517,052	$2,794,989,332	$508,815,022	$924,920,978
Securities loaned, at value (Note 2)	34,225,995	—	—	150,571,164
Repurchase agreements, at value	2,873,000	10,000	—	41,103,000
Cash	557	1,539	64,248	838
Foreign currency, at value	—	—	—	116,654
Receivable for investments sold	1,883,082	—	—	—
Receivable for delayed delivery securities sold		—	—	—
Receivable for shares sold	200	1,583	—	501,813
Dividends and interest receivable	169,440	—	—	1,217,256
Other assets	1,803	28,114	4,612	9,802
Total assets	203,671,129	2,795,030,568	508,883,882	1,118,441,505

Liabilities
Payable for investments purchased	31,862	—	—	—
Payable for shares repurchased	116,892	31,116,171	3,914,652	1,576,765
Payable upon return of securities loaned	35,085,541	—	—	154,173,884
Other payables and accrued expenses	68,324	206,451	415,415	114,869
Total liabilities	35,302,619	31,322,622	4,330,067	155,865,518

Net assets
Capital paid-in	144,682,934	2,763,707,946	504,552,411	596,155,128
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	10,535,404	(5,150)	(86,245)	22,730,699
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	12,658,508	—	—	338,177,735
Undistributed net investment income (loss)	491,664	5,150	87,649	5,512,425
Net assets	$168,368,510	$2,763,707,946	$504,553,815	$962,575,987
Investments, including repurchase agreements, at cost	$188,957,527	$2,794,999,332	$508,815,022	$778,417,345
Foreign currency, at cost	—	—	—	$116,570

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$2,371,978	$2,338,775,036	—	$22,190,509
Shares outstanding	198,998	233,877,504	—	728,001
Net asset value per share (net assets ÷ shares outstanding)	$11.92	$10.00	—	$30.48

Series II
Net assets	$10,447,163	$419,777,523	—	$249,359,563
Shares outstanding	877,855	41,977,754	—	8,232,997
Net asset value per share (net assets ÷ shares outstanding)	$11.90	$10.00	—	$30.29

Series III
Net assets	—	$5,155,387	—	$551,887
Shares outstanding	—	515,538	—	18,218
Net asset value per share (net assets ÷ shares outstanding)	—	$10.00	—	$30.29

Series NAV
Net assets	$155,549,369	—	$504,553,815	$690,474,028
Shares outstanding	13,074,750	—	504,552,352	22,746,473
Net asset value per share (net assets ÷ shares outstanding)	$11.90	—	$1.00	$30.36

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Overseas Equity	Pacific Rim		Quantitative All Cap		Quantitative Mid Cap
Investments, at value	$436,093,112	$185,631,241		$299,279,401		$43,691,748
Securities loaned, at value (Note 2)	98,159,863	47,310,348		48,619,964		—
Repurchase agreements, at value	18,800,000	3,631,000		1,210,000		960,000
Cash	482	31		1,016		9,478
Foreign currency, at value	331,694	2,587,552		—		—
Receivable for investments sold	1,126,568	—		277,594		2,797,420
Receivable for delayed delivery securities sold		—		—		—
Receivable for shares sold	200	270,284		810		48,192
Receivable for forward foreign currency exchange contracts (Note 2)	12,182	—		—		—
Dividends and interest receivable	—	305,378		375,895		22,462
Receivable for swap contracts	633,082	—		—		—
Receivable for futures variation margin	4,900	—		—		—
Other assets	2,741	3,976		4,301		507
Total assets	555,164,824	239,739,810		349,768,981		47,529,807

Liabilities
Capital gains withholding tax	—	51,231		—		—
Payable for investments purchased	836,789	1,137		723,777		2,864,819
Payable for shares repurchased	29,938	180,676		587,257		7,737
Payable upon return of securities loaned	103,195,983	49,810,467		49,975,164		—
Payable for forward foreign currency exchange contracts (Note 2)	24,871	—		—		—
Payable to affiliates
Fund administration expenses	946	207		—		—
Other payables and accrued expenses	370,950	36,885		43,172		20,337
Total liabilities	104,459,477	50,080,603		51,329,370		2,892,893

Net assets
Capital paid-in	421,850,408	149,841,872		272,833,950		39,864,089
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	(18,917,920)	5,834,317		10,367,563		1,682,070
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	44,647,528	33,839,326	[a]	13,720,375		3,084,934
Undistributed net investment income (loss)	3,125,331	143,692		1,517,723		5,821
Net assets	$450,705,347	$189,659,207		$298,439,611		$44,636,914
Investments, including repurchase agreements, at cost	$508,393,623	$202,676,258		$335,388,990		$41,566,814
Foreign currency, at cost	$328,840	$2,591,228		—		—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$1,264,619	$130,534,410		$292,149,128		$17,041,096
Shares outstanding	98,758	10,746,696		17,935,659		1,628,137
Net asset value per share (net assets ÷ shares outstanding)	$12.81	$12.15		$16.29		$10.47

Series II
Net assets	$6,997,261	$49,265,129		$6,173,121		$14,620,384
Shares outstanding	548,689	4,066,962		379,825		1,413,992
Net asset value per share (net assets ÷ shares outstanding)	$12.75	$12.11		$16.25		$10.34

Series III
Net assets	—	$36,222		$3,671		—
Shares outstanding	—	3,002		226		—
Net asset value per share (net assets ÷ shares outstanding)	—	$12.07		$16.22	[b]	—

Series NAV
Net assets	$442,443,467	$9,823,446		$113,691		$12,975,434
Shares outstanding	34,826,096	805,724		6,958		1,238,329
Net asset value per share (net assets ÷ shares outstanding)	$12.70	$12.19		$16.34		$10.48

a	Net of deferred foreign withholding taxes of $51,231 for Pacific Rim.
b	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Quantitative Value	Real Estate Equity	Real Estate Securities	Science & Technology
Investments, at value	$328,432,666	$293,664,151	$784,553,967	$396,455,422
Securities loaned, at value (Note 2)	15,775,058	2,870,086	42,638,663	38,910,745
Repurchase agreements, at value	4,860,000	14,000	8,372,000	2,943,000
Cash	3,533	90	180	—
Foreign currency, at value	—	—	—	17,582
Receivable for investments sold	22,733,082	1,716,305	7,177,207	2,503,005
Receivable for shares sold	249,875	—	1,346,603	10,076
Dividends and interest receivable	383,187	820,609	2,336,937	145,299
Other assets	2,399	3,100	15,084	5,900
Total assets	372,439,800	299,088,341	846,440,641	440,991,029

Liabilities
Due to custodian	—	—	—	701
Payable for investments purchased	24,008,470	1,008,695	9,780,745	3,055,683
Payable for shares repurchased	845	145,402	221,304	260,208
Payable upon return of securities loaned	16,203,097	29,323,236	43,614,251	40,081,703
Payable to affiliates
Fund administration expenses	—	9,069	—	—
Other payables and accrued expenses	36,364	49,120	324,950	67,311
Total liabilities	40,248,776	30,535,522	53,941,250	43,465,606

Net assets
Capital paid-in	319,717,397	261,301,060	477,719,025	1,416,408,565
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	6,343,701	437,236	187,005,904	(995,468,291)
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	3,981,797	5,301,219	113,261,081	(22,609,216)
Undistributed net investment income (loss)	2,148,129	1,513,304	14,513,381	(805,635)
Net assets	$332,191,024	$268,552,819	$792,499,391	$397,525,423
Investments, including repurchase agreements, at cost	$345,085,927	$291,247,018	$722,303,549	$460,918,692
Foreign currency, at cost	—	—	—	$18,068

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$505,001	—	$276,776,440	$341,482,326
Shares outstanding	38,093	—	12,169,486	30,836,042
Net asset value per share (net assets ÷ shares outstanding)	$13.26	—	$22.74	$11.07

Series II
Net assets	$4,473,224	—	$139,680,481	$54,538,523
Shares outstanding	336,282	—	6,146,158	4,948,807
Net asset value per share (net assets ÷ shares outstanding)	$13.30	—	$22.73	$11.02

Series III
Net assets	—	—	$419,979	$1,012,821
Shares outstanding	—	—	18,611	91,841
Net asset value per share (net assets ÷ shares outstanding)	—	—	$22.57	$11.03

Series NAV
Net assets	$327,212,799	$268,552,819	$375,622,491	$491,753
Shares outstanding	24,679,928	20,923,171	16,550,810	44,352
Net asset value per share (net assets ÷ shares outstanding)	$13.26	$12.84	$22.70	$11.09

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Small Cap	Small Cap Growth	Small Cap Opportunities	Small Cap Value
Investments, at value	$184,126,021	$281,839,981	$417,668,197	$302,669,089
Securities loaned, at value (Note 2)	44,984,464	51,453,306	108,004,178	76,328,747
Repurchase agreements, at value	4,040,000	560,000	12,663,000	9,128,000
Cash	71	812	170	11,391
Receivable for investments sold	556,365	7,354,782	3,789,661	467,677
Receivable for shares sold	3,025	27,769	23,818	122,226
Dividends and interest receivable	6,619	44,419	1,082,027	349,235
Other assets	1,769	3,211	4,465	3,264
Total assets	233,718,334	341,284,280	543,235,516	389,079,629

Liabilities
Payable for investments purchased	990,657	6,185,967	880,898	962,318
Payable for shares repurchased	126,369	878,319	76,450	52,707
Payable upon return of securities loaned	46,165,080	52,697,731	110,682,956	78,250,522
Payable to affiliates
Fund administration expenses	—	—	73	194
Other payables and accrued expenses	31,309	9,584	111,375	37,663
Total liabilities	47,313,415	59,771,601	111,751,752	79,303,404

Net assets
Capital paid-in	178,076,803	309,470,146	360,531,043	257,952,783
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	1,348,031	(58,933,556)	7,884,646	23,100,297
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	7,172,037	32,022,154	60,968,738	27,837,993
Undistributed net investment income (loss)	(191,952)	(1,046,065)	2,099,337	885,152
Net assets	$186,404,919	$281,512,679	$431,483,764	$309,776,225
Investments, including repurchase agreements, at cost	$225,978,448	$301,831,133	$477,366,536	$360,287,843

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$198,986	$3,082,427	$117,687,233	$3,037,475
Shares outstanding	15,068	286,501	4,987,333	165,643
Net asset value per share (net assets ÷ shares outstanding)	$13.21	$10.76	$23.60	$18.34

Series II
Net assets	$1,100,127	$32,371,735	$80,511,989	$46,075,949
Shares outstanding	83,379	3,016,379	3,427,440	2,519,697
Net asset value per share (net assets ÷ shares outstanding)	$13.19	$10.73	$23.49	$18.29

Series NAV
Net assets	$185,105,806	$246,058,517	$233,284,542	$260,662,801
Shares outstanding	14,004,197	22,843,681	9,938,316	14,226,871
Net asset value per share (net assets ÷ shares outstanding)	$13.22	$10.77	$23.47	$18.32

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Small Company	Small Company Growth	Small Company Value	Special Value
Investments, at value	$67,206,034	$77,860,374	$692,738,619	$89,588,038
Securities loaned, at value (Note 2)	—	19,593,791	169,075,407	18,009,851
Repurchase agreements, at value	258,000	5,219,000	2,067,000	11,464,000
Cash	838	911	637	852
Receivable for investments sold	115,226	304,614	709,119	—
Receivable for shares sold	4,736	—	5,860	3,413
Dividends and interest receivable	56,041	24,547	557,862	67,816
Other assets	706	724	7,228	1,943
Total assets	67,641,581	103,003,961	865,161,732	119,135,913

Liabilities
Payable for investments purchased	36,607	1,633,652	398,854	—
Payable for shares repurchased	19,422	—	660,842	35,742
Payable upon return of securities loaned	—	20,075,668	173,317,104	18,471,625
Payable to affiliates
Fund administration expenses	—	24	—	136
Other payables and accrued expenses	41,653	10,933	154,507	21,860
Total liabilities	97,682	21,720,277	174,531,307	18,529,363

Net assets
Capital paid-in	61,581,793	74,688,157	455,945,604	93,800,910
Accumulated undistributed net realized gain (loss) on investments, foreign currency and forward foreign currency contracts	2,162,266	1,391,834	14,570,128	(61,952)
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	3,974,537	5,446,868	219,313,516	6,671,639
Undistributed net investment income (loss)	(174,697)	(243,175)	801,177	195,953
Net assets	$67,543,899	$81,283,684	$690,630,425	$100,606,550
Investments, including repurchase agreements, at cost	$63,489,497	$97,226,300	$644,567,510	$112,390,250

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$1,184,175	—	$299,950,618	$780,881
Shares outstanding	83,477	—	14,292,578	41,811
Net asset value per share (net assets ÷ shares outstanding)	$14.19	—	$20.99	$18.68

Series II
Net assets	$19,889,865	—	$201,291,930	$7,759,052
Shares outstanding	1,408,957	—	9,638,218	418,499
Net asset value per share (net assets ÷ shares outstanding)	$14.12	—	$20.88	$18.54

Series III
Net assets	—	—	—	$162,655
Shares outstanding	—	—	—	8,755
Net asset value per share (net assets ÷ shares outstanding)	—	—	—	$18.58

Series NAV
Net assets	$46,469,859	$81,283,684	$189,387,877	$91,903,962
Shares outstanding	3,273,231	5,757,692	9,040,008	4,920,755
Net asset value per share (net assets ÷ shares outstanding)	$14.20	$14.12	$20.95	$18.68

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Spectrum Income	Strategic Opportunities		Strategic Value	U.S. Core
Investments, at value	$681,429,196	$436,427,204		$185,895,217	$1,013,327,638
Securities loaned, at value (Note 2)	82,548,203	77,366,727		12,933,263	36,692,596
Repurchase agreements, at value	21,376,000	1,055,000		—	28,178,000
Cash	40,436	15		829	—
Foreign currency, at value	3,441,316	323,051		—	—
Receivable for investments sold	2,492,306	7,180,004		378,794	26,309,663
Receivable for delayed delivery securities sold	3,564,231	—		—	—
Receivable for shares sold	4,123,685	—		3,176	142,538
Receivable for forward foreign currency exchange contracts (Note 2)	542,157	—		—	—
Dividends and interest receivable	7,353,103	138,913		245,032	1,245,006
Receivable for futures variation margin	1,021	—		—	—
Other assets	6,403	4,919		1,888	45,228
Total assets	806,918,057	522,495,833		199,458,199	1,105,940,669

Liabilities
Due to custodian	—	—		—	61
Capital gains withholding tax	—	8,056		—	—
Payable for investments purchased	3,488,707	7,817,709		—	26,608,894
Payable for delayed delivery securities purchased	14,554,987	—		—	—
Payable for shares repurchased	—	592,417		540	839,680
Payable upon return of securities loaned	84,326,747	79,195,497		13,292,635	37,594,474
Payable for futures variation margin	—	—		—	49,335
Payable for forward foreign currency exchange contracts (Note 2)	677,261	—		—	—
Other payables and accrued expenses	29,692	52,768		39,367	—
Total liabilities	103,077,394	87,666,447		13,332,542	65,092,444

Net assets
Capital paid-in	692,738,395	914,746,561		178,689,694	1,043,477,556
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency, options written and forward foreign currency contracts	1,203,382	(520,806,951)		2,843,155	6,604,061
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency and forward foreign currency contracts	(2,714,987)	40,147,146	[a]	3,719,206	(15,013,209)
Undistributed net investment income (loss)	12,613,873	742,630		873,602	5,779,817
Net assets	$703,840,663	$434,829,386		$186,125,657	$1,040,848,225
Investments, including repurchase agreements, at cost	$787,885,792	$474,692,284		$195,109,274	$1,093,482,512
Foreign currency, at cost	$3,411,915	$324,474		—	—

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	—	$409,347,406		$25,572,214	$949,133,228
Shares outstanding	—	32,795,510		2,530,886	48,483,939
Net asset value per share (net assets ÷ shares outstanding)	—	$12.48		$10.10	$19.58

Series II
Net assets	—	$25,245,459		$23,490,134	$90,486,864
Shares outstanding	—	2,028,699		2,329,508	4,642,620
Net asset value per share (net assets ÷ shares outstanding)	—	$12.44		$10.08	$19.49

Series III
Net assets	—	—		—	$7,700
Shares outstanding	—	—		—	396
Net asset value per share (net assets ÷ shares outstanding)	—	—		—	$19.45	[b]

Series NAV
Net assets	$703,840,663	$236,521		$137,063,309	$1,220,433
Shares outstanding	55,062,274	18,935		13,608,238	62,303
Net asset value per share (net assets ÷ shares outstanding)	$12.78	$12.49		$10.07	$19.59

a	Net of deferred foreign withholding taxes of $8,056 for Strategic Opportunities.
b	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	U.S. Global Leaders Growth	U.S. Large Cap	U.S. Multi Sector	Utilities
Investments, at value	$497,746,526	$859,548,888	$1,050,056,207	$150,887,955
Securities loaned, at value (Note 2)	12,233,385	63,953,293	95,614,729	15,124,080
Repurchase agreements, at value	14,349,000	14,898,000	45,486,000	—
Cash	—	734	688	237
Foreign currency, at value	—	—	—	82
Receivable for investments sold	—	704,924	21,117,624	1,337,883
Receivable for shares sold	4,225,350	222,414	5,152,225	61,911
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	—	70,523
Dividends and interest receivable	443,809	778,374	1,077,227	283,971
Other assets	6,471	6,397	10,241	2,524
Total assets	529,004,541	940,113,024	1,218,514,941	167,769,166

Liabilities
Due to custodian	632	—	—	—
Payable for investments purchased	—	461,075	21,066,748	2,544,126
Payable for shares repurchased	3,435	1,004,746	—	50,619
Payable upon return of securities loaned	12,488,974	65,516,699	97,925,086	15,702,178
Payable for futures variation margin	—	—	77,785	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	—	120,004
Payable to affiliates
Fund administration expenses	1,869	—	—	—
Other payables and accrued expenses	124,933	132,859	134,670	47,679
Total liabilities	12,619,843	67,115,379	119,204,289	18,464,606

Net assets
Capital paid-in	540,716,210	985,812,612	1,092,321,839	125,232,820
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency and forward foreign currency contracts	(7,082,257)	(173,540,621)	9,018,924	9,684,437
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency and forward foreign currency contracts	(18,767,637)	58,454,773	(6,797,642)	12,490,294
Undistributed net investment income (loss)	1,518,382	2,270,881	4,767,531	1,897,009
Net assets	$516,384,698	$872,997,645	$1,099,310,652	$149,304,560
Investments, including repurchase agreements, at cost	$543,096,548	$879,945,408	$1,198,398,335	$153,470,170
Foreign currency, at cost	—	—	—	$81

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$36,026,339	$444,714,381	—	$90,903,845
Shares outstanding	2,964,682	29,570,387	—	7,491,785
Net asset value per share (net assets ÷ shares outstanding)	$12.15	$15.04	—	$12.13

Series II
Net assets	$30,450,830	$115,246,267	—	$53,674,145
Shares outstanding	2,508,196	7,686,520	—	4,449,313
Net asset value per share (net assets ÷ shares outstanding)	$12.14	$14.99	—	$12.06

Series III
Net assets	$2,222	—	—	$47,315
Shares outstanding	184	—	—	3,932
Net asset value per share (net assets ÷ shares outstanding)	$12.09 [b]	—	—	$12.03

Series NAV
Net assets	$449,905,307	$313,036,997	$1,099,310,652	$4,679,255
Shares outstanding	37,006,828	20,854,577	85,964,186	385,857
Net asset value per share (net assets ÷ shares outstanding)	$12.16	$15.01	$12.79	$12.13

b	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Value		Value & Restructuring	Vista
Investments, at value	$316,234,545		$271,164,963	$92,795,514
Securities loaned, at value (Note 2)	—		68,770,837	12,302,297
Repurchase agreements, at value	—		7,770,000	2,319,000
Cash	125,379		310	134
Foreign currency, at value	—		—	6,669
Receivable for investments sold	1,744,545		933,475	1,063,015
Receivable for shares sold	72,165		—	—
Dividends and interest receivable	329,320		335,960	30,665
Other assets	3,351		1,767	852
Total assets	318,509,305		348,977,312	108,518,146

Liabilities
Payable for investments purchased	5,161,793		4,854,400	1,798,292
Payable for shares repurchased	435,678		185,556	—
Payable upon return of securities loaned	—		70,432,878	12,580,354
Payable for forward foreign currency exchange contracts (Note 2)	—		—	26,716
Payable to affiliates
Fund administration expenses	—		359	—
Other payables and accrued expenses	42,480		26,911	14,133
Total liabilities	5,639,951		75,500,104	14,419,495

Net assets
Capital paid-in	259,942,468		261,013,842	86,038,630
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency, options written and forward foreign currency contracts	24,058,909		1,723,966	310,588
Unrealized appreciation (depreciation) on investments, foreign currency and forward foreign currency contracts	27,746,817		9,431,733	7,734,889
Undistributed net investment income (loss)	1,121,160		1,307,667	14,544
Net assets	$312,869,354		$273,477,208	$94,098,651
Investments, including repurchase agreements, at cost	$288,487,728		$338,274,369	$99,655,310
Foreign currency, at cost	—		—	$6,568

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$263,581,784		—	—
Shares outstanding	13,398,443		—	—
Net asset value per share (net assets ÷ shares outstanding)	$19.67		—	—

Series II
Net assets	$46,850,679		—	—
Shares outstanding	2,389,731		—	—
Net asset value per share (net assets ÷ shares outstanding)	$19.60	[b]	—	—

Series NAV
Net assets	$2,436,891		$273,477,208	$94,098,651
Shares outstanding	123,885		19,653,903	6,733,321
Net asset value per share (net assets ÷ shares outstanding)	$19.67		$13.91	$13.98

b	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	All Cap Core	All Cap Growth	All Cap Value	American Blue Chip Income and Growth
Dividends	$2,803,298	$1,804,110	$2,380,754	—
Interest	581,294	130,519	177,203	—
Securities lending	14,992	61,691	14,672	—
Income distributions received	—	—	—	$12,981,382
Less foreign taxes withheld	—	(48,671)	(16,862)	—
Total investment income	3,399,584	1,947,649	2,555,767	12,981,382

Expenses
Investment management fees (Note 3)	1,306,304	1,687,950	1,202,485	—
Series I distribution and service fees (Note 3)	55,980	70,448	17,706	14,286
Series II distribution and service fees (Note 3)	14,725	42,636	84,547	468,644
Series III distribution and service fees (Note 3)	—	—	1,878	—
Transfer agent fees for Series III (Note 3)	—	—	1,800	—
Blue sky fees for Series III (Note 3)	—	—	685	—
Fund administration fees (Note 3)	13,264	17,989	12,982	8,774
Audit and legal fees	13,109	13,967	13,058	8,871
Printing and postage fees	14,282	19,369	13,978	9,447
Custodian fees	17,056	45,164	25,866	7,374
Trustees’ fees (Note 4)	2,587	3,509	2,532	1,711
Registration and filing fees	2,244	3,043	2,196	1,484
Miscellaneous	2,208	2,901	1,936	1,247
Total expenses	1,441,759	1,906,976	1,381,649	521,838
Less expense reductions (Note 3)	—	—	(2,485)	—
Net expenses	1,441,759	1,906,976	1,379,164	521,838
Net investment income (loss)	1,957,825	40,673	1,176,603	12,459,544

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	14,510,291	20,394,008	11,814,311	3,081,700
Futures contracts	(2,961,008)	—	—	—
Foreign currency transactions	—	4,217	—	—
Change in net unrealized appreciation (depreciation) of
Investments	(12,243,650)	(20,046,608)	6,415,645	(7,496,724)
Futures contracts	1,576,003	—	—	—
Translation of assets and liabilities in foreign currencies	—	1,842	—	—
Net realized and unrealized gain (loss)	$881,636	$353,459	$18,229,956	($4,415,024)

Increase (decrease) in net assets from operations	$2,839,461	$394,132	$19,406,559	$8,044,520

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	American Bond	American Growth	American Growth-Income	American International
Income distributions received	$13,106,328	$10,158,984	$27,691,368	$9,336,362
Total investment income	13,106,328	10,158,984	27,691,368	9,336,362

Expenses
Series I distribution and service fees (Note 3)	641	112,389	25,735	78,418
Series II distribution and service fees (Note 3)	617,928	3,079,227	2,392,360	1,778,898
Fund administration fees (Note 3)	10,369	58,031	43,212	33,689
Audit and legal fees	9,160	17,812	15,122	13,393
Printing and postage fees	11,165	62,484	46,529	36,275
Custodian fees	6,515	9,728	9,015	8,620
Trustees’ fees (Note 4)	2,022	11,319	8,428	6,571
Registration and filing fees	1,754	9,817	7,310	5,699
Miscellaneous	789	7,511	5,606	4,017
Total expenses	660,343	3,368,318	2,553,317	1,965,580
Net investment income (loss)	12,445,985	6,790,666	25,138,051	7,370,782

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	27,436	6,933,808	2,988,135	9,907,909
Change in net unrealized appreciation (depreciation) of
Investments	(10,457,252)	10,903,372	5,510,578	19,743,192
Net realized and unrealized gain (loss)	($10,429,816)	$17,837,180	$8,498,713	$29,651,101

Increase (decrease) in net assets from operations	$2,016,169	$24,627,846	$33,636,764	$37,021,883

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Blue Chip Growth	Capital Appreciation	Classic Value	Core Equity
Dividends	$18,742,655	$2,968,381	$419,749	$1,852,144
Interest	513,371	409,105	22,254	145,154
Securities lending	400,842	43,520	172	11,052
Less foreign taxes withheld	(314,995)	(158,176)	(2,515)	—
Total investment income	19,341,873	3,262,830	439,660	2,008,350

Expenses
Investment management fees (Note 3)	10,010,742	2,025,658	161,800	1,860,836
Series I distribution and service fees (Note 3)	183,685	32,187	3,670	372
Series II distribution and service fees (Note 3)	225,269	87,373	26,481	68,508
Series III distribution and service fees (Note 3)	2,100	—	—	—
Transfer agent fees for Series III (Note 3)	2,023	—	—	—
Blue sky fees for Series III (Note 3)	834	—	—	—
Fund administration fees (Note 3)	112,015	20,220	1,775	21,766
Audit and legal fees	31,033	14,372	11,024	14,652
Printing and postage fees	120,611	21,771	1,911	23,437
Custodian fees	133,835	22,395	7,058	36,076
Trustees’ fees (Note 4)	21,848	3,944	346	4,245
Registration and filing fees	18,949	3,420	300	3,682
Miscellaneous	14,298	7,329	222	3,782
Total expenses	10,877,242	2,238,669	214,587	2,037,356
Less expense reductions (Note 3)	(210,160)	—	—	—
Net expenses	10,667,082	2,238,669	214,587	2,037,356
Net investment income (loss)	8,674,791	1,024,161	225,073	(29,006)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	47,717,355	26,912,277	831,675	19,740,527
Foreign currency transactions	(90,596)	(236)	—	(12,026)
Change in net unrealized appreciation (depreciation) of
Investments	(84,146,308)	(91,049,914)	(886,372)	(41,524,399)
Translation of assets and liabilities in foreign currencies	9,083	—	—	(1,080)
Net realized and unrealized gain (loss)	($36,510,466)	($64,137,873)	($54,697)	($21,796,978)

Increase (decrease) in net assets from operations	($27,835,675)	($63,113,712)	$170,376	($21,825,984)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Dynamic Growth	Emerging Growth	Emerging Small Company	Equity- Income
Dividends	$214,372	$40,465	$735,941	$25,903,213
Interest	45,545	54,395	42,207	2,376,428
Securities lending	14,645	—	141,206	100,376
Less foreign taxes withheld	(23)	—	(961)	(188,437)
Total investment income	274,539	94,860	918,393	28,191,580

Expenses
Investment management fees (Note 3)	836,938	116,760	1,665,881	9,401,438
Series I distribution and service fees (Note 3)	33,392	458	66,216	207,798
Series II distribution and service fees (Note 3)	54,471	18,192	89,068	376,983
Series III distribution and service fees (Note 3)	—	498	351	1,354
Transfer agent fees for Series III (Note 3)	—	548	382	1,427
Blue sky fees for Series III (Note 3)	—	595	581	675
Fund administration fees (Note 3)	8,149	802	15,419	105,799
Audit and legal fees	12,181	11,188	13,500	29,905
Printing and postage fees	8,774	838	16,602	113,918
Custodian fees	27,419	8,953	28,193	119,142
Trustees’ fees (Note 4)	1,589	140	3,007	20,636
Registration and filing fees	1,378	222	2,608	17,897
Miscellaneous	1,536	730	5,325	20,662
Total expenses	985,827	159,924	1,907,133	10,417,634
Less expense reductions (Note 3)	—	(1,143)	(963)	(197,170)
Net expenses	985,827	158,781	1,906,170	10,220,464
Net investment income (loss)	(711,288)	(63,921)	(987,777)	17,971,116

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	13,606,037	5,940,852	63,309,951	75,046,632
Foreign currency transactions	—	—	—	(13,224)
Change in net unrealized appreciation (depreciation) of
Investments	(10,058,120)	(4,179,134)	(54,049,239)	26,992,286
Translation of assets and liabilities in foreign currencies	—	—	2	5,319
Net realized and unrealized gain (loss)	$3,547,917	$1,761,718	$9,260,714	$102,031,013

Increase (decrease) in net assets from operations	$2,836,629	$1,697,797	$8,272,937	$120,002,129

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Financial Services	Fundamental Value	Global	Global Allocation
Dividends	$938,087	$7,980,940	$5,951,701	$1,474,180
Interest	46,288	992,717	138,625	1,527,710
Securities lending	171,940	22,272	142,722	24,909
Less foreign taxes withheld	—	(66,801)	(348,157)	(66,679)
Total investment income	1,156,315	8,929,128	5,884,891	2,960,120

Expenses
Investment management fees (Note 3)	617,744	3,806,979	1,583,487	897,551
Series I distribution and service fees (Note 3)	13,314	48,979	86,999	20,818
Series II distribution and service fees (Note 3)	56,124	358,537	47,321	159,175
Series III distribution and service fees (Note 3)	372	2,039	421	—
Transfer agent fees for Series III (Note 3)	424	1,966	471	—
Blue sky fees for Series III (Note 3)	600	683	598	—
Fund administration fees (Note 3)	6,843	44,972	17,484	9,378
Audit and legal fees	11,944	18,864	13,875	12,404
Printing and postage fees	7,369	48,423	18,825	10,098
Custodian fees	12,160	69,086	192,518	100,236
Trustees’ fees (Note 4)	1,335	8,772	3,410	1,829
Registration and filing fees	1,158	7,608	2,958	1,586
Miscellaneous	2,491	6,856	2,809	1,395
Total expenses	731,878	4,423,764	1,971,176	1,214,470
Less expense reductions (Note 3)	(1,024)	(2,649)	(36,484)	—
Net expenses	730,854	4,421,115	1,934,692	1,214,470
Net investment income (loss)	425,461	4,508,013	3,950,199	1,745,650

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	1,027,127	26,238,148	10,791,451	4,417,835
Foreign currency transactions	—	(2,281)	13,518	2,137,239
Change in net unrealized appreciation (depreciation) of
Investments	3,980,418	951,164	6,924,893	(950,030)
Translation of assets and liabilities in foreign currencies	—	4,050	3,849	(820,701)
Net realized and unrealized gain (loss)	$5,007,545	$27,191,081	$17,733,711	$4,784,343

Increase (decrease) in net assets from operations	$5,433,006	$31,699,094	$21,683,910	$6,529,993

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Global Real Estate[a]	Growth & Income (formerly, Growth & Income II)	Health Sciences	Income & Value
Dividends	$2,354,533	$17,003,300	$549,914	$3,141,943
Interest	107,204	96,174	49,122	5,695,667
Securities lending	776	87,767	—	37,346
Less foreign taxes withheld	(281,707)	(84,306)	(38,764)	(49,633)
Total investment income	2,180,806	17,102,935	560,272	8,825,323

Expenses
Investment management fees (Note 3)	507,880	7,259,225	1,314,398	2,441,942
Series I distribution and service fees (Note 3)	—	—	33,565	127,333
Series II distribution and service fees (Note 3)	—	—	105,487	134,681
Series III distribution and service fees (Note 3)	—	—	891	—
Transfer agent fees for Series III (Note 3)	—	—	922	—
Blue sky fees for Series III (Note 3)	—	—	610	—
Fund administration fees (Note 3)	14,055	97,286	11,435	27,960
Audit and legal fees	14,290	27,560	12,777	15,776
Printing and postage fees	20,126	92,091	12,312	30,105
Custodian fees	191,225	78,203	90,391	79,082
Trustees’ fees (Note 4)	3,938	18,975	2,230	5,453
Registration and filing fees	2,366	16,457	1,934	4,730
Miscellaneous	766	19,091	4,937	5,149
Total expenses	754,646	7,608,888	1,591,889	2,872,211
Less expense reductions (Note 3)	—	—	(36,746)	—
Net expenses	754,646	7,608,888	1,555,143	2,872,211
Net investment income (loss)	1,426,160	9,494,047	(994,871)	5,953,112

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(8,876,660)	113,888,396	12,101,469	16,604,614
Options written	—	—	3,591,235	—
Foreign currency transactions	6,313,146	—	(13,663)	498
Change in net unrealized appreciation (depreciation) of
Investments	(8,699,529)	(80,245,948)	(18,675,366)	(13,664,773)
Options written	—	—	(447,424)	—
Translation of assets and liabilities in foreign currencies	(3,018,418)	—	1,303	(5,943)
Net realized and unrealized gain (loss)	($14,281,461)	$33,642,448	($3,442,446)	$2,934,396

Increase (decrease) in net assets from operations	($12,855,301)	$43,136,495	($4,437,317)	$8,887,508

a	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	International Core (formerly, International Stock)	International Opportunities	International Small Cap	International Small Company[b]
Dividends	$19,543,787	$4,098,905	$9,474,857	$907,687
Interest	874,804	325,354	710,202	65,111
Securities lending	590,494	126,931	255,171	2,195
Less foreign taxes withheld	(1,693,161)	(453,169)	(932,828)	(46,913)
Total investment income	19,315,924	4,098,021	9,507,402	928,080

Expenses
Investment management fees (Note 3)	4,385,865	1,932,303	2,698,703	278,607
Series I distribution and service fees (Note 3)	35,107	540	37,366	—
Series II distribution and service fees (Note 3)	44,873	27,082	67,233	—
Series III distribution and service fees (Note 3)	—	—	293	—
Transfer agent fees for Series III (Note 3)	—	—	332	—
Blue sky fees for Series III (Note 3)	—	—	601	—
Fund administration fees (Note 3)	43,785	18,720	27,304	7,249
Audit and legal fees	19,093	14,543	16,102	12,996
Printing and postage fees	47,145	20,156	29,400	10,566
Custodian fees	465,530	144,265	416,699	83,136
Trustees’ fees (Note 4)	8,540	3,651	5,326	2,031
Registration and filing fees	7,407	3,167	4,619	1,250
Miscellaneous	6,296	3,194	4,080	435
Total expenses	5,063,641	2,167,621	3,308,058	396,270
Less expense reductions (Note 3)	—	—	(933)	—
Net expenses	5,063,641	2,167,621	3,307,125	396,270
Net investment income (loss)	14,252,283	1,930,400	6,200,277	531,810

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	35,843,668	31,707,584	85,775,851	(6,060,257)
Futures contracts	(47,853)	—	—	—
Foreign currency transactions	3,443,173	(134,278)	(329,103)	(138,835)
Change in net unrealized appreciation (depreciation) of
Investments	40,076,133	(16,316,331)	(33,348,103)[a]	(8,517,526)
Futures contracts	1,041,169	—	—	—
Translation of assets and liabilities in foreign currencies	(1,413,464)	46,548	18,416	(11,880)
Net realized and unrealized gain (loss)	$78,942,826	$15,303,523	$52,117,061	($14,728,498)

Increase (decrease) in net assets from operations	$93,195,109	$17,233,923	$58,317,338	($14,196,688)

a	Net of $117,393 increase in deferred foreign withholding taxes for International Small Cap.
b	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	International Value	Large Cap	Large Cap Value	Managed
Dividends	$32,847,709	$1,172,487	$2,119,672	$10,727,000
Interest	1,310,152	92,674	45,189	16,767,721
Securities lending	—	925	4,190	84,457
Less foreign taxes withheld	(2,139,215)	—	—	—
Total investment income	32,018,646	1,266,086	2,169,051	27,579,178

Expenses
Investment management fees (Note 3)	5,547,123	598,507	1,201,128	6,334,823
Series I distribution and service fees (Note 3)	101,508	34	2,670	—
Series II distribution and service fees (Note 3)	270,411	1,341	111,765	—
Fund administration fees (Note 3)	61,500	6,391	12,508	83,144
Audit and legal fees	22,308	11,861	12,972	28,797
Printing and postage fees	66,219	6,881	13,468	89,508
Custodian fees	743,709	8,670	13,687	368,258
Trustees’ fees (Note 4)	11,995	1,247	2,440	17,021
Registration and filing fees	10,404	1,081	2,116	14,062
Miscellaneous	17,283	904	26,127	22,435
Total expenses	6,852,460	636,917	1,398,881	6,958,048
Less expense reductions (Note 3)	(111,722)	—	—	—
Net expenses	6,740,738	636,917	1,398,881	6,958,048
Net investment income (loss)	25,277,908	629,169	770,170	20,621,130

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	117,840,633	2,193,287	9,000,171	13,323,737
Futures contracts	—	5,750	—	(435,507)
Foreign currency transactions	304,062	—	—	—
Change in net unrealized appreciation (depreciation) of
Investments	10,921	(1,642,265)	1,928,213	(49,265,334)
Futures contracts	—	169,375	—	566,522
Translation of assets and liabilities in foreign currencies	(37,185)	—	—	—
Net realized and unrealized gain (loss)	$118,118,431	$726,147	$10,928,384	($35,810,582)

Increase (decrease) in net assets from operations	$143,396,339	$1,355,316	$11,698,554	($15,189,452)

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Mid Cap Core	Mid Cap Stock	Mid Cap Value	Mid Cap Value Equity[a]
Dividends	$2,067,919	$1,795,282	$4,271,036	$286,639
Interest	1,060,147	598,834	304,249	37,344
Securities lending	16,039	198,064	28,478	244
Less foreign taxes withheld	(26,484)	(47,836)	(6,713)	(890)
Total investment income	3,117,621	2,544,344	4,597,050	323,337

Expenses
Investment management fees (Note 3)	1,378,652	4,174,294	2,514,744	118,695
Series I distribution and service fees (Note 3)	710	96,459	71,052	—
Series II distribution and service fees (Note 3)	48,825	229,206	293,184	—
Series III distribution and service fees (Note 3)	—	5,666	2,217	—
Transfer agent fees for Series III (Note 3)	—	5,431	2,239	—
Blue sky fees for Series III (Note 3)	—	926	754	—
Fund administration fees (Note 3)	14,493	45,173	27,169	3,493
Audit and legal fees	13,332	18,901	15,633	11,593
Printing and postage fees	15,605	48,640	29,254	5,082
Custodian fees	45,197	78,425	28,718	37,380
Trustees’ fees (Note 4)	2,827	8,811	5,299	979
Registration and filing fees	2,452	7,642	4,596	601
Miscellaneous	2,956	34,864	4,530	192
Total expenses	1,525,049	4,754,438	2,999,389	178,015
Less expense reductions (Note 3)	—	(6,357)	(2,993)	—
Net expenses	1,525,049	4,748,081	2,996,396	178,015
Net investment income (loss)	1,592,572	(2,203,737)	1,600,654	145,322

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	15,648,340	113,519,859	37,646,455	7,026
Options written	155,153	—	—	—
Foreign currency transactions	51,358	24,163	—	28
Change in net unrealized appreciation (depreciation) of
Investments	(10,784,374)	(78,645,752)	(33,421,335)	(2,709,245)
Options written	64,497	—	—	—
Translation of assets and liabilities in foreign currencies	880	(36,360)	—	(5)
Net realized and unrealized gain (loss)	$5,135,854	$34,861,910	$4,225,120	($2,702,196)

Increase (decrease) in net assets from operations	$6,728,426	$32,658,173	$5,825,774	($2,556,874)

a	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Mid Value	Money Market	Money Market B	Natural Resources
Dividends	$1,278,947	—	—	$9,560,301
Interest	136,954	$56,156,254	$10,533,459	755,245
Securities lending	18,633	—	—	329,046
Less foreign taxes withheld	(1,986)	—	—	(297,304)
Total investment income	1,432,548	56,156,254	10,533,459	10,347,288

Expenses
Investment management fees (Note 3)	834,308	5,761,913	1,148,106	4,272,794
Series I distribution and service fees (Note 3)	356	535,321	—	4,848
Series II distribution and service fees (Note 3)	10,197	340,513	—	304,046
Series III distribution and service fees (Note 3)	—	13,063	—	3,615
Transfer agent fees for Series III (Note 3)	—	12,397	—	3,519
Blue sky fees for Series III (Note 3)	—	1,069	—	747
Fund administration fees (Note 3)	7,670	106,010	20,289	37,950
Audit and legal fees	12,094	29,983	11,983	17,590
Printing and postage fees	8,259	114,145	21,846	40,862
Custodian fees	63,408	72,937	15,336	133,147
Trustees’ fees (Note 4)	1,496	20,677	3,221	7,402
Registration and filing fees	1,298	17,933	3,432	6,420
Miscellaneous	1,559	33,014	14,485	6,009
Total expenses	940,645	7,058,975	1,238,698	4,838,949
Less expense reductions (Note 3)	(21,140)	(13,466)	(595,596)	(4,266)
Net expenses	919,505	7,045,509	643,102	4,834,683
Net investment income (loss)	513,043	49,110,745	9,890,357	5,512,605

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	11,270,243	—	—	26,128,107
Foreign currency transactions	(548)	—	—	(1,417)
Change in net unrealized appreciation (depreciation) of
Investments	(3,697,670)	—		99,426,651
Translation of assets and liabilities in foreign currencies	14	—	—	473
Net realized and unrealized gain (loss)	$7,572,039	—	—	$125,553,814

Increase (decrease) in net assets from operations	$8,085,082	$49,110,745	$9,890,357	$131,066,419

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Overseas Equity	Pacific Rim	Quantitative All Cap	Quantitative Mid Cap
Dividends	$5,055,521	$1,868,048	$2,706,696	$211,877
Interest	250,243	135,851	50,123	19,927
Securities lending	131,661	57,887	40,726	—
Less foreign taxes withheld	(494,524)	(157,724)	(30,843)	(90)
Total investment income	4,942,901	1,904,062	2,766,702	231,714

Expenses
Investment management fees (Note 3)	1,629,783	783,003	1,092,465	173,764
Series I distribution and service fees (Note 3)	234	33,453	75,341	4,548
Series II distribution and service fees (Note 3)	8,065	65,529	7,715	20,392
Series III distribution and service fees (Note 3)	—	1,090	1,977	—
Transfer agent fees for Series III (Note 3)	—	1,142	2,136	—
Blue sky fees for Series III (Note 3)	—	604	740	—
Fund administration fees (Note 3)	13,276	8,844	13,987	2,155
Audit and legal fees	13,249	12,751	13,240	11,044
Printing and postage fees	14,294	9,523	15,061	2,289
Custodian fees	156,026	131,894	18,418	8,988
Trustees’ fees (Note 4)	2,508	1,725	2,728	417
Registration and filing fees	2,246	1,496	2,366	365
Miscellaneous	1,601	3,629	5,681	1,931
Total expenses	1,841,282	1,054,683	1,251,855	225,893
Less expense reductions (Note 3)	—	(1,746)	(2,876)	—
Net expenses	1,841,282	1,052,937	1,248,979	225,893
Net investment income (loss)	3,101,619	851,125	1,517,723	5,821

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	10,945,698	10,039,500 [a]	10,820,680	2,202,664
Foreign currency transactions	11,564	(187,344)	—	—
Change in net unrealized appreciation (depreciation) of
Investments	(8,349,921)	(6,341,797)[b]	(446,504)	(1,856,199)
Translation of assets and liabilities in foreign currencies	13,190	(6,296)	—	—
Net realized and unrealized gain (loss)	$2,620,531	$3,504,063	$10,374,176	$346,465

Increase (decrease) in net assets from operations	$5,722,150	$4,355,188	$11,891,899	$352,286

a	Net of foreign taxes of $9,392 for Pacific Rim.
b	Net of $24,158 decrease in deferred foreign withholding taxes for Pacific Rim.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Quantitative Value	Real Estate Equity[a]	Real Estate Securities	Science & Technology
Dividends	$2,944,922	$1,877,088	$18,670,876	$1,504,437
Interest	139,744	50,483	263,250	353,693
Securities lending	7,124	156	22,651	69,043
Less foreign taxes withheld	(7,816)	—	—	(108,035)
Total investment income	3,083,974	1,927,727	18,956,777	1,819,138

Expenses
Investment management fees (Note 3)	871,694	365,095	3,967,425	2,361,787
Series I distribution and service fees (Note 3)	126	—	68,740	96,565
Series II distribution and service fees (Note 3)	5,144	—	171,900	77,204
Series III distribution and service fees (Note 3)	—	—	3,549	3,071
Transfer agent fees for Series III (Note 3)	—	—	3,531	2,965
Blue sky fees for Series III (Note 3)	—	—	817	804
Fund administration fees (Note 3)	10,746	10,903	54,081	20,628
Audit and legal fees	12,652	13,485	20,518	14,446
Printing and postage fees	11,570	15,724	58,231	22,211
Custodian fees	15,630	11,433	60,013	81,500
Trustees’ fees (Note 4)	2,096	3,055	10,548	4,023
Registration and filing fees	1,818	1,853	9,148	3,490
Miscellaneous	4,345	612	18,755	3,537
Total expenses	935,821	422,160	4,447,256	2,692,231
Less expense reductions (Note 3)	—	(7,737)	(4,348)	(67,458)
Net expenses	935,821	414,423	4,442,908	2,624,773
Net investment income (loss)	2,148,153	1,513,304	14,513,869	(805,635)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	8,694,959	437,236	188,099,104	28,926,396
Foreign currency transactions	—	—	—	10,162
Change in net unrealized appreciation (depreciation) of
Investments	(1,165,927)	5,301,219	(52,250,251)	(52,489,590)
Translation of assets and liabilities in foreign currencies	—	—	—	(724)
Net realized and unrealized gain (loss)	$7,529,032	$5,738,455	$135,848,853	($23,553,756)

Increase (decrease) in net assets from operations	$9,677,185	$7,251,759	$150,362,722	($24,359,391)

a	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Small Cap	Small Cap Growth	Small Cap Opportunities	Small Cap Value
Dividends	$260,811	$428,067	$3,983,926	$2,509,591
Interest	79,702	130,577	286,024	108,873
Securities lending	224,663	112,086	120,659	43,009
Less foreign taxes withheld	—	(3,923)	(6,492)	(1,622)
Total investment income	565,176	666,807	4,384,117	2,659,851

Expenses
Investment management fees (Note 3)	715,175	1,575,708	2,063,825	1,653,322
Series I distribution and service fees (Note 3)	237	516	30,873	410
Series II distribution and service fees (Note 3)	1,453	36,493	104,284	50,229
Fund administration fees (Note 3)	7,463	13,389	18,792	13,572
Audit and legal fees	12,056	13,132	14,112	13,231
Printing and postage fees	8,036	14,417	20,234	15,003
Custodian fees	8,523	48,393	22,919	19,432
Trustees’ fees (Note 4)	1,456	2,612	3,665	2,718
Registration and filing fees	1,262	2,265	3,179	2,357
Miscellaneous	1,467	5,947	2,871	4,225
Total expenses	757,128	1,712,872	2,284,754	1,774,499
Net investment income (loss)	(191,952)	(1,046,065)	2,099,363	885,352

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	2,594,582	30,134,804	9,828,881	23,191,622
Foreign currency transactions	—	—	(191)	—
Change in net unrealized appreciation (depreciation) of
Investments	(3,037,090)	(13,833,173)	15,384,288	(6,127,539)
Translation of assets and liabilities in foreign currencies	—	—	77	—
Net realized and unrealized gain (loss)	($442,508)	$16,301,631	$25,213,055	$17,064,083

Increase (decrease) in net assets from operations	($634,460)	$15,255,566	$27,312,418	$17,949,435

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Small Company	Small Company Growth	Small Company Value	Special Value
Dividends	$285,760	$67,259	$4,299,276	$523,995
Interest	—	65,843	408,812	159,102
Securities lending	—	—	48,562	9,758
Less foreign taxes withheld	—	(56)	—	—
Total investment income	285,760	133,046	4,756,650	692,855

Expenses
Investment management fees (Note 3)	346,600	347,593	3,496,584	452,554
Series I distribution and service fees (Note 3)	229	—	76,434	305
Series II distribution and service fees (Note 3)	28,236	—	260,527	10,344
Series III distribution and service fees (Note 3)	—	—	—	1,210
Transfer agent fees for Series III (Note 3)	—	—	—	1,189
Blue sky fees for Series III (Note 3)	—	—	—	637
Fund administration fees (Note 3)	3,007	3,059	30,770	4,044
Audit and legal fees	11,247	10,457	16,286	11,435
Printing and postage fees	3,237	3,294	33,131	4,354
Custodian fees	61,955	10,287	117,632	10,581
Trustees’ fees (Note 4)	586	597	6,002	789
Registration and filing fees	509	517	5,205	684
Miscellaneous	4,851	417	4,880	573
Total expenses	460,457	376,221	4,047,451	498,699
Less expense reductions (Note 3)	—	—	(92,163)	(1,826)
Net expenses	460,457	376,221	3,955,288	496,873
Net investment income (loss)	(174,697)	(243,175)	801,362	195,982

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	2,764,673	1,391,853	16,020,296	569,975
Change in net unrealized appreciation (depreciation) of
Investments	(129,765)	2,489,972	50,228,768	3,399,946
Translation of assets and liabilities in foreign currencies	—	3	—	—
Net realized and unrealized gain (loss)	$2,634,908	$3,881,828	$66,249,064	$3,969,921

Increase (decrease) in net assets from operations	$2,460,211	$3,638,653	$67,050,426	$4,165,903

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Spectrum Income	Strategic Opportunities	Strategic Value	U.S. Core (formerly, Growth & Income)
Dividends	$1,335,533	$2,594,767	$1,652,440	$10,378,566
Interest	14,190,922	116,574	77,910	300,400
Securities lending	35,582	171,918	2,699	20,706
Less foreign taxes withheld	(27,884)	(22,550)	—	—
Total investment income	15,534,153	2,860,709	1,733,049	10,699,672

Expenses
Investment management fees (Note 3)	2,311,959	1,836,982	760,144	4,307,464
Series I distribution and service fees (Note 3)	—	108,097	7,113	258,807
Series II distribution and service fees (Note 3)	—	33,284	32,389	123,367
Series III distribution and service fees (Note 3)	—	—	—	1,145
Transfer agent fees for Series III (Note 3)	—	—	—	1,186
Blue sky fees for Series III (Note 3)	—	—	—	656
Fund administration fees (Note 3)	27,474	20,876	8,021	51,785
Audit and legal fees	18,695	14,491	12,157	20,101
Printing and postage fees	29,583	22,478	8,637	55,758
Custodian fees	418,079	64,180	25,087	72,737
Trustees’ fees (Note 4)	5,359	4,072	1,565	10,100
Registration and filing fees	4,648	3,531	1,357	8,760
Miscellaneous	5,701	9,817	2,950	9,433
Total expenses	2,821,498	2,117,808	859,420	4,921,299
Less expense reductions (Note 3)	(42,152)	—	—	(1,842)
Net expenses	2,779,346	2,117,808	859,420	4,919,457
Net investment income (loss)	12,754,807	742,901	873,629	5,780,215

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	70,744	41,316,665	6,453,090	6,863,217
Futures contracts	1,026	—	—	(203,018)
Foreign currency transactions	1,400,569	(16,770)	—	—
Change in net unrealized appreciation (depreciation) of
Investments	(7,641,962)	(20,843,569)[a]	(5,533,599)	(24,007,694)
Futures contracts	(10,867)	—	—	461,709
Translation of assets and liabilities in foreign currencies	(352,006)	(5,458)	—	—
Net realized and unrealized gain (loss)	($6,532,496)	$20,450,868	$919,491	($16,885,786)

Increase (decrease) in net assets from operations	$6,222,311	$21,193,769	$1,793,120	($11,105,571)

a	Net of $29,478 decrease in deferred foreign withholding taxes for Strategic Opportunities.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	U.S. Global Leaders Growth	U.S. Large Cap	U.S. Multi Sector	Utilities
Dividends	$3,132,041	$5,316,135	$7,713,594	$2,537,799
Interest	182,970	283,371	985,296	257,997
Securities lending	5,393	32,806	26,340	47,475
Less foreign taxes withheld	(6,006)	(85,005)	—	(130,689)
Total investment income	3,314,398	5,547,307	8,725,230	2,712,582

Expenses
Investment management fees (Note 3)	1,656,895	2,876,695	3,736,219	617,144
Series I distribution and service fees (Note 3)	9,935	117,765	—	22,015
Series II distribution and service fees (Note 3)	42,080	155,567	—	67,204
Series III distribution and service fees (Note 3)	96	—	—	949
Transfer agent fees for Series III (Note 3)	—	—	—	969
Blue sky fees for Series III (Note 3)	381	—	—	645
Fund administration fees (Note 3)	21,105	29,853	43,435	6,564
Audit and legal fees	14,532	16,120	17,785	11,893
Printing and postage fees	22,724	32,144	46,768	7,068
Custodian fees	17,842	32,541	90,610	59,705
Trustees’ fees (Note 4)	4,116	5,823	8,472	1,280
Registration and filing fees	3,570	5,050	7,348	1,110
Miscellaneous	2,610	4,601	6,625	3,651
Total expenses	1,795,886	3,276,159	3,957,262	800,197
Less expense reductions (Note 3)	(381)	—	—	(1,614)
Net expenses	1,795,505	3,276,159	3,957,262	798,583
Net investment income (loss)	1,518,893	2,271,148	4,767,968	1,913,999

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(1,465,067)	17,934,470	9,026,796	10,668,559
Futures contracts	—	—	(732,014)	—
Foreign currency transactions	—	—	—	(811,383)
Change in net unrealized appreciation (depreciation) of
Investments	(31,503,066)	(14,354,596)	(36,939,895)	185,796
Futures contracts	—	—	1,168,616	—
Translation of assets and liabilities in foreign currencies	—	—	—	(67,198)
Net realized and unrealized gain (loss)	($32,968,133)	$3,579,874	($27,476,497)	$9,975,774

Increase (decrease) in net assets from operations	($31,449,240)	$5,851,022	($22,708,529)	$11,889,773

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	Value	Value & Restructuring	Vista
Dividends	$2,175,358	$2,067,194	$389,602
Interest	310,573	116,164	40,317
Securities lending	—	18,641	—
Less foreign taxes withheld	—	(23,987)	(2,529)
Total investment income	2,485,931	2,178,012	427,390

Expenses
Investment management fees (Note 3)	1,174,973	828,725	366,259
Series I distribution and service fees (Note 3)	67,092	—	—
Series II distribution and service fees (Note 3)	58,645	—	—
Fund administration fees (Note 3)	14,304	8,200	3,601
Audit and legal fees	13,298	11,390	10,555
Printing and postage fees	15,402	8,830	3,878
Custodian fees	13,533	8,993	25,743
Trustees’ fees (Note 4)	2,790	1,599	702
Registration and filing fees	2,420	1,387	609
Miscellaneous	2,312	1,142	1,088
Total expenses	1,364,769	870,266	412,435
Net investment income (loss)	1,121,162	1,307,746	14,955

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	24,619,087	1,712,014	1,018,350
Futures contracts	(457,238)	—	—
Options written	—	13,175	—
Foreign currency transactions	—	(1,188)	(61,685)
Change in net unrealized appreciation (depreciation) of
Investments	(10,455,670)	1,368,313	4,087,258
Options written	—	121,385	—
Translation of assets and liabilities in foreign currencies	—	241	(27,102)
Net realized and unrealized gain (loss)	$13,706,179	$3,213,940	$5,016,821

Increase (decrease) in net assets from operations	$14,827,341	$4,521,686	$5,031,776

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	All Cap Core		All Cap Growth		All Cap Value
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]
From operations
Net investment income (loss)	$1,957,825	$1,719,008	$40,673	($141,939)	$1,176,603	$2,812,108
Net realized gain (loss)	11,549,283	29,444,587	20,398,225	94,210,839	11,814,311	62,801,217
Change in net unrealized appreciation (depreciation)	(10,667,647)	(10,327,058)	(20,044,766)	(55,386,080)	6,415,645	(50,728,176)
Increase (decrease) in net assets resulting from operations	2,839,461	20,836,537	394,132	38,682,820	19,406,559	14,885,149
Distributions to shareholders
From net investment income
Series I	(1,561,987)	(1,857,170)	—	—	(678,120)	(490,343)
Series II	(64,637)	(78,381)	—	—	(540,502)	(77,000)
Series III	—	—	—	—	(6,457)	(464)
Series NAV	(3,506)	—	—	—	(1,587,200)	(2,212,022)
From net realized gain
Series I	—	—	—	—	(15,114,617)	(3,442,810)
Series II	—	—	—	—	(14,543,010)	(2,481,477)
Series III	—	—	—	—	(205,706)	(5,249)
Series NAV	—	—	—	—	(33,374,208)	(10,034,125)
	(1,630,130)	(1,935,551)	—	—	(66,049,820)	(18,743,490)
From Fund share transactions	279,973,527	(49,215,060)	(6,979,029)	(273,689,783)	93,462,282	(128,711,124)

Net assets
Beginning of period	239,748,582	270,062,656	390,950,010	625,956,973	263,935,995	396,505,460
End of period	$520,931,440	$239,748,582	$384,365,113	$390,950,010	$310,755,016	$263,935,995

Undistributed net investment income (loss)	$1,957,805	$1,630,110	$40,673	—	$1,176,432	$2,812,108

	American Blue Chip Income and Growth		American Bond		American Growth
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05[d,e]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05
From operations
Net investment income (loss)	$12,459,544	$861,174	$12,445,985	($155,759)	$6,790,666	$2,405,317
Net realized gain (loss)	3,081,700	3,416,394	27,436	(15,544)	6,933,808	8,657,059
Change in net unrealized appreciation (depreciation)	(7,496,724)	7,578,192	(10,457,252)	718,201	10,903,372	135,848,935
Increase (decrease) in net assets resulting from operations	8,044,520	11,855,760	2,016,169	546,898	24,627,846	146,911,311
Distributions to shareholders
From net investment income
Series I	(46,543)	(10,467)	—	—	(202,902)	—
Series II	(814,710)	(79,911)	—	—	(2,202,656)	—
From net realized gain
Series I	(143,253)	(373,583)	—	—	(431,018)	(33,576)
Series II	(3,273,159)	(19,536,939)	—	—	(8,226,156)	(1,061,939)
	(4,277,665)	(20,000,900)	—	—	(11,062,732)	(1,095,515)
From Fund share transactions	2,423,893	16,332,994	203,572,046	147,320,740	154,125,311	321,041,484

Net assets
Beginning of period	191,399,775	183,211,921	147,867,638	—	1,191,321,867	724,464,587
End of period	$197,590,523	$191,399,775	$353,455,853	$147,867,638	$1,359,012,292	$1,191,321,867

Undistributed net investment income (loss)	$12,459,465	$861,174	$12,445,985	—	$6,790,425	$2,405,317

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.
c	Series III shares were terminated on 2-28-05.
d	Series I began operations on 11-2-05.
e	Period from 7-29-05 (commencement of operations) to 12-31-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	American Growth-Income		American International		Blue Chip Growth
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]
From operations
Net investment income (loss)	$25,138,051	$9,909,032	$7,370,782	$6,141,390	$8,674,791	$5,483,114
Net realized gain (loss)	2,988,135	1,205,003	9,907,909	8,115,939	47,626,759	89,769,514
Change in net unrealized appreciation (depreciation)	5,510,578	31,494,681	19,743,192	89,719,414	(84,137,225)	76,252,619
Increase (decrease) in net assets resulting from operations	33,636,764	42,608,716	37,021,883	103,976,743	(27,835,675)	171,505,247
Distributions to shareholders
From net investment income
Series I	(169,005)	(45,327)	(409,042)	(114,899)	(1,499,003)	(3,817,652)
Series II	(9,740,308)	(2,428,793)	(5,732,493)	(2,223,697)	(60,957)	—
Series III	—	—	—	—	—	(975)
Series NAV	—	—	—	—	(3,980,619)	(4,360,295)
From net realized gain
Series I	(18,076)	(13,923)	(469,655)	(1,238,170)	—	—
Series II	(1,187,441)	(933,838)	(7,646,548)	(29,864,006)	—	—
	(11,114,830)	(3,421,881)	(14,257,738)	(33,440,772)	(5,540,579)	(8,178,922)
From Fund share transactions	133,441,745	280,595,700	140,063,123	271,590,543	49,868,467	486,377,490

Net assets
Beginning of period	886,773,164	566,990,629	658,837,399	316,710,885	2,431,187,294	1,781,483,479
End of period	$1,042,736,843	$886,773,164	$821,664,667	$658,837,399	$2,447,679,507	$2,431,187,294

Undistributed net investment income (loss)	$25,137,770	$9,909,032	$7,370,637	$6,141,390	$8,674,729	$5,540,517

	Capital Appreciation		Classic Value		Core Equity
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]
From operations
Net investment income (loss)	$1,024,161	($570,169)	$225,073	$146,843	($29,006)	($205,811)
Net realized gain (loss)	26,912,041	46,909,852	831,675	1,661,827	19,728,501	28,231,479
Change in net unrealized appreciation (depreciation)	(91,049,914)	(3,206,146)	(886,372)	441,593	(41,525,479)	(3,308,855)
Increase (decrease) in net assets resulting from operations	(63,113,712)	43,133,537	170,376	2,250,263	(21,825,984)	24,716,813
Distributions to shareholders
From net investment income
Series I	—	—	—	(63,078)	—	—
Series II	—	—	—	(68,679)	—	—
Series NAV	—	(198,001)	—	(15,540)	—	—
From net realized gain
Series I	(5,765,132)	—	(64,180)	(531,878)	(94,623)	—
Series II	(5,117,110)	—	(87,381)	(891,474)	(3,307,820)	—
Series NAV	(29,211,685)	—	(21,419)	(123,098)	(27,825,424)	—
	(40,093,927)	(198,001)	(172,980)	(1,693,747)	(31,227,867)	—
From Fund share transactions	699,381,923	9,333,416	11,952,535	18,997,246	22,851,958	3,947,724

Net assets
Beginning of period	306,177,830	253,908,878	33,912,103	14,358,341	460,866,089	432,201,552
End of period	$902,352,114	$306,177,830	$45,862,034	$33,912,103	$430,664,196	$460,866,089

Undistributed net investment income (loss)	$1,024,161	—	$225,073	—	($29,006)	—

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.
c	Series III shares were terminated on 2-28-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Dynamic Growth		Emerging Growth		Emerging Small Company
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05[b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05[a]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]
From operations
Net investment income (loss)	($711,288)	($1,387,305)	($63,921)	($952,446)	($987,777)	($3,107,818)
Net realized gain (loss)	13,606,037	18,775,551	5,940,852	30,952,079	63,309,951	50,605,552
Change in net unrealized appreciation (depreciation)	(10,058,120)	2,683,350	(4,179,134)	(32,065,907)	(54,049,237)	(36,409,793)
Increase (decrease) in net assets resulting from operations	2,836,629	20,071,596	1,697,797	(2,066,274)	8,272,937	11,087,941
Distributions to shareholders
From net realized gain
Series I	—	—	(683,198)	—	(13,288,681)	—
Series II	—	—	(5,801,012)	—	(3,688,432)	—
Series III	—	—	(78,744)	—	(9,264)	—
Series NAV	—	—	(4,583,631)	—	(11,210)	—
	—	—	(11,146,585)	—	(16,997,587)	—
From Fund share transactions	(19,032,741)	(13,475,493)	15,979,722	(275,700,470)	(18,963,263)	(193,148,641)

Net assets
Beginning of period	176,394,581	169,798,478	22,512,151	300,278,895	330,506,977	512,567,677
End of period	$160,198,469	$176,394,581	$29,043,085	$22,512,151	$302,819,064	$330,506,977

Undistributed net investment income (loss)	($711,288)	—	($63,921)	—	($987,777)	—

	Equity-Income		Financial Services		Fundamental Value
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05[a]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05[b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]
From operations
Net investment income (loss)	$17,971,116	$37,065,292	$425,461	$532,209	$4,508,013	$8,685,298
Net realized gain (loss)	75,033,408	146,023,408	1,027,127	2,729,674	26,235,867	43,452,473
Change in net unrealized appreciation (depreciation)	26,997,605	(81,368,718)	3,980,418	12,462,764	955,214	28,596,590
Increase (decrease) in net assets resulting from operations	120,002,129	101,719,982	5,433,006	15,724,647	31,699,094	80,734,361
Distributions to shareholders
From net investment income
Series I	(12,691,943)	(13,525,478)	(197,364)	(190,523)	(1,573,366)	(1,115,914)
Series II	(4,126,613)	(2,760,403)	(98,548)	(83,570)	(1,840,534)	(458,638)
Series III	(9,457)	(4,177)	(163)	(436)	(5,520)	(526)
Series NAV	(20,304,196)	(8,987,085)	(241,772)	—	(4,932,579)	(2,908,754)
From net realized gain
Series I	(52,221,674)	(37,382,625)	(1,082)	—	(6,547,487)	—
Series II	(19,046,717)	(10,228,932)	(937)	—	(9,710,270)	—
Series III	(48,634)	(14,342)	(3)	—	(36,440)	—
Series NAV	(80,772,588)	(21,755,772)	(1,076)	—	(18,927,569)	—
	(189,221,822)	(94,658,814)	(540,945)	(274,529)	(43,573,765)	(4,483,832)
From Fund share transactions	(76,059,885)	394,271,897	(11,974,641)	40,613,608	30,670,395	62,178,590

Net assets
Beginning of period	2,339,409,251	1,938,076,186	152,894,130	96,830,404	954,656,393	816,227,274
End of period	$2,194,129,673	$2,339,409,251	$145,811,550	$152,894,130	$973,452,117	$954,656,393

Undistributed net investment income (loss)	$17,964,141	$37,125,234	$425,450	$537,836	$4,507,842	$8,351,828

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Global		Global Allocation		Global Real Estate
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Period ended 6-30-06 [j] (Unaudited)
From operations
Net investment income (loss)	$3,950,199	$5,330,707	$1,745,650	$2,512,612	$1,426,160
Net realized gain (loss)	10,804,969	33,226,231	6,555,074	16,014,385	(2,563,514)
Change in net unrealized appreciation (depreciation)	6,928,742	(121,424)	(1,770,731)	(9,708,971)	(11,717,947)
Increase (decrease) in net assets resulting from operations	21,683,910	38,435,514	6,529,993	8,818,026	(12,855,301)
Distributions to shareholders
From net investment income
Series I	(4,630,069)	(4,361,312)	(895,831)	(725,884)	—
Series II	(456,497)	(346,365)	(1,142,146)	(557,261)	—
Series III	(2,724)	(1,721)	—	—	—
Series NAV	(15,862)	—	(7,220)	(1,017,120)	—
From net realized gain
	(5,105,152)	(4,709,398)	(2,045,197)	(2,300,265)	—
From Fund share transactions	(17,487,295)	(39,614,762)	31,517,967	(16,579,907)	355,728,219

Net assets
Beginning of period	380,412,413	386,301,059	192,789,422	202,851,568	—
End of period	$379,503,876	$380,412,413	$228,792,185	$192,789,422	$342,872,918

Undistributed net investment income (loss)	$3,952,467	$5,107,420	$1,640,183	$1,939,730	$1,426,160

	Growth & Income (formerly, Growth & Income II)		Health Sciences		Income & Value
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05[b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05
From operations
Net investment income (loss)	$9,494,047	$15,484,248	($994,871)	($2,014,890)	$5,953,112	$11,412,951
Net realized gain (loss)	113,888,396	221,317,318	15,679,041	26,497,232	16,605,112	44,790,282
Change in net unrealized appreciation (depreciation)	(80,245,948)	(51,864,844)	(19,121,487)	4,045,564	(13,670,716)	(24,275,720)
Increase (decrease) in net assets resulting from operations	43,136,495	184,936,722	(4,437,317)	28,527,906	8,887,508	31,927,513
Distributions to shareholders
From net investment income
Series I	—	—	—	—	(10,103,752)	(9,758,101)
Series II	—	—	—	—	(1,946,010)	(1,819,960)
Series NAV	(11,713,806)	(3,771,410)	—	—	(31,732)	—
From net realized gain
Series I	—	—	(12,553,230)	(8,641,227)	—	—
Series II	—	—	(8,094,695)	(5,564,237)	—	—
Series III	—	—	(51,088)	(18,734)	—	—
Series NAV	(123,640,255)	(92,190,647)	(2,858,402)	—	—	—
	(135,354,061)	(95,962,057)	(23,557,415)	(14,224,198)	(12,081,494)	(11,578,061)
From Fund share transactions	1,576,233	(105,199,685)	12,793,533	33,540,775	(44,576,806)	(140,017,279)

Net assets
Beginning of period	2,179,560,862	2,195,785,882	247,138,846	199,294,363	635,163,552	754,831,379
End of period	$2,088,919,529	$2,179,560,862	$231,937,647	$247,138,846	$587,392,760	$635,163,552

Undistributed net investment income (loss)	$9,493,138	$11,712,897	($994,871)	—	$5,954,883	$12,083,265

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.
c	Series III shares were terminated on 2-28-05.
j	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	International Core (formerly, International Stock)		International Opportunities			International Small Cap
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05	[f]	Six months ended 6-30-06	Year ended 12-31-05 [a]
From operations
Net investment income (loss)	$14,252,283	$10,101,716	$1,930,400	$3,426,412		$6,200,277	$7,529,341
Net realized gain (loss)	39,238,988	133,223,617	31,573,306	19,404,875		85,446,748	72,818,388
Change in net unrealized appreciation (depreciation)	39,703,838	(19,800,706)	(16,269,783)	50,889,414		(33,329,687)	(24,326,629)
Increase (decrease) in net assets resulting from operations	93,195,109	123,524,627	17,233,923	73,720,701		58,317,338	56,021,100
Distributions to shareholders
From net investment income
Series I	(826,492)	(1,177,402)	(14,922)	—		(1,697,141)	(1,590,684)
Series II	(160,508)	—	(88,805)	—		(538,977)	(115,986)
Series III	—	—	—	—		(1,554)	(414)
Series NAV	(4,751,490)	(5,279,846)	(2,517,444)	—		(5,192,079)	(3,430,797)
From net realized gain
Series I	(6,286,755)	—	(133,311)	—		—	—
Series II	(1,555,265)	—	(1,163,169)	—		—	—
Series NAV	(36,142,465)	—	(20,251,316)	—		—	—
	(49,722,975)	(6,457,248)	(24,168,967)	—		(7,429,751)	(5,137,881)
From Fund share transactions	190,118,017	131,206,373	210,682,672	271,584,232		(104,743,951)	20,224,105

Net assets
Beginning of period	868,792,360	620,518,608	345,304,933	—		567,255,350	496,148,026
End of period	$1,102,382,511	$868,792,360	$549,052,561	$345,304,933		$513,398,986	$567,255,350

Undistributed net investment income (loss)	$13,374,269	$4,860,476	$1,636,148	$2,326,919		$5,051,330	$6,280,804

	International Small Company	International Value		Large Cap
Increase (decrease) in net assets	Period ended 6-30-06 [j] (Unaudited)	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05[f]
From operations
Net investment income (loss)	$531,810	$25,277,908	$29,848,220	$629,169	$611,511
Net realized gain (loss)	(6,199,092)	118,144,695	134,496,666	2,199,037	3,323,880
Change in net unrealized appreciation (depreciation)	(8,529,406)	(26,264)	(17,417,516)	(1,472,890)	8,377,374
Increase (decrease) in net assets resulting from operations	(14,196,688)	143,396,339	146,927,370	1,355,316	12,312,765
Distributions to shareholders
From net investment income
Series I	—	(7,718,253)	(2,801,584)	(133)	—
Series II	—	(3,792,151)	(1,161,530)	(2,772)	—
Series NAV	—	(15,830,650)	(5,192,882)	(608,674)	—
From net realized gain
Series I	—	(18,515,010)	(3,667,488)	(1,448)	—
Series II	—	(9,928,557)	(2,209,513)	(25,838)	—
Series NAV	—	(37,195,697)	(5,696,939)	(3,500,129)	—
	—	(92,980,318)	(20,729,936)	(4,138,994)	—
From Fund share transactions	193,297,924	724,826	339,249,492	38,734,846	113,321,324

Net assets
Beginning of period	—	1,298,912,424	833,465,498	125,634,089	—
End of period	$179,101,236	$1,350,053,271	$1,298,912,424	$161,585,257	$125,634,089

Undistributed net investment income (loss)	$531,810	$25,317,014	$27,380,160	$629,101	$611,511

a	Series NAV shares began operations on 2-28-05.
c	Series III shares were terminated on 2-28-05.
f	Period from 4-29-05 (commencement of operations) to 12-31-05.
j	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Large Cap Value		Managed		Mid Cap Core
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]
From operations
Net investment income (loss)	$770,170	$1,133,889	$20,621,130	$37,212,676	$1,592,572	$959,015
Net realized gain (loss)	9,000,171	21,890,513	12,888,230	216,058,414	15,854,851	8,913,142
Change in net unrealized appreciation (depreciation)	1,928,213	6,271,664	(48,698,812)	(200,173,223)	(10,718,997)	6,818,110
Increase (decrease) in net assets resulting from operations	11,698,554	29,296,066	(15,189,452)	53,097,867	6,728,426	16,690,267
Distributions to shareholders
From net investment income
Series I	(50,607)	—	—	—	(5,312)	—
Series II	(256,915)	—	—	—	(25,492)	—
Series NAV	(826,369)	(50)	(27,348,585)	(11,829,188)	(923,840)	(4,488)
From net realized gain
Series I	(908,452)	—	—	—	(69,477)	(722,393)
Series II	(7,416,583)	—	—	—	(1,104,093)	(3,841,443)
Series NAV	(13,388,065)	—	(122,416,454)	(39,145,773)	(8,707,881)	(2,160,291)
From capital paid-in
	(22,846,991)	(50)	(149,765,039)	(50,974,961)	(10,836,095)	(6,728,615)
From Fund share transactions	105,266,449	43,659,812	15,504,441	(180,482,226)	8,718,477	215,434,096

Net assets
Beginning of period	245,806,953	172,851,125	1,900,868,887	2,079,228,207	296,474,033	71,078,285
End of period	$339,924,965	$245,806,953	$1,751,418,837	$1,900,868,887	$301,084,841	$296,474,033

Undistributed net investment income (loss)	$770,168	$1,133,889	$20,193,017	$26,920,472	$1,592,454	$954,526

	Mid Cap Stock		Mid Cap Value		Mid Cap Value Equity
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]	Period ended 6-30-06 [d] (Unaudited)
From operations
Net investment income (loss)	($2,203,737)	($2,658,511)	$1,600,654	$3,900,096	$145,322
Net realized gain (loss)	113,544,022	128,369,081	37,646,455	98,855,462	7,054
Change in net unrealized appreciation (depreciation)	(78,682,112)	38,164,410	(33,421,335)	(54,737,657)	(2,709,250)
Increase (decrease) in net assets resulting from operations	32,658,173	163,874,980	5,825,774	48,017,901	(2,556,874)
Distributions to shareholders
From net investment income
Series I	—	—	(1,945,239)	(1,593,438)	—
Series II	—	—	(1,186,371)	(620,944)	—
Series III	—	—	(4,310)	(4,683)	—
Series NAV	—	—	(743,544)	(703,732)	—
From net realized gain
Series I	(15,785,313)	(8,473,957)	(46,251,700)	(12,172,889)	—
Series II	(7,537,071)	(4,405,714)	(38,410,832)	(8,235,505)	—
Series III	(116,402)	(45,364)	(192,655)	(37,056)	—
Series NAV	(17,494,578)	(8,504,218)	(16,175,031)	(4,113,885)	—
	(40,933,364)	(21,429,253)	(104,909,682)	(27,482,132)	—
From Fund share transactions	10,819,595	244,456,410	(16,583,826)	(92,345,786)	88,686,376

Net assets
Beginning of period	963,267,150	576,365,013	624,109,354	695,919,371	—
End of period	$965,811,554	$963,267,150	$508,441,620	$624,109,354	$86,129,502

Undistributed net investment income (loss)	($2,203,546)	$191	$1,600,467	$3,879,276	$145,322

a	Series NAV shares began operations on 2-28-05.
c	Series III shares were terminated on 2-28-05.
d	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Mid Value		Money Market		Money Market B
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [g]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05
From operations
Net investment income (loss)	$513,043	$660,300	$49,110,745	$65,018,357	$9,890,357	$13,698,390
Net realized gain (loss)	11,269,695	13,423,039	—	—	—	(3,675)
Change in net unrealized appreciation (depreciation)	(3,697,656)	(3,497,136)	—	—	—	—
Increase (decrease) in net assets resulting from operations	8,085,082	10,586,203	49,110,745	65,018,357	9,890,357	13,694,715
Distributions to shareholders
From net investment income
Series I	(3,310)	—	(43,618,194)	(59,351,990)	—	—
Series II	(6,027)	—	(5,371,763)	(5,549,457)	—	—
Series III	—	—	(120,788)	(116,910)	—	—
Series NAV	(505,617)	(75,757)	—	—	(9,890,348)	(13,693,261)
From net realized gain
Series I	(113,308)	(3,771)	—	—	—	—
Series II	(711,292)	(31,150)	—	—	—	—
Series NAV	(12,777,458)	(2,300,925)	—	—	—	—
	(14,117,012)	(2,411,603)	(49,110,745)	(65,018,357)	(9,890,348)	(13,693,261)
From Fund share transactions	7,077,970	(19,747,322)	413,360,962	(25,227,523)	62,710,851	(30,229,643)

Net assets
Beginning of period	167,322,470	178,895,192	2,350,346,984	2,375,574,507	441,842,955	472,071,144
End of period	$168,368,510	$167,322,470	$2,763,707,946	$2,350,346,984	$504,553,815	$441,842,955

Undistributed net investment income (loss)	$491,664	$493,575	$5,150	$5,150	$87,649	$87,640

	Natural Resources		Overseas Equity		Pacific Rim
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [g]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]
From operations
Net investment income (loss)	$5,512,605	$4,508,181	$3,101,619	$2,785,967	$851,125	$1,268,666
Net realized gain (loss)	26,126,690	151,480,314	10,957,262	17,382,253	9,852,156	6,189,248
Change in net unrealized appreciation (depreciation)	99,427,124	118,049,874	(8,336,731)	19,056,621	(6,348,093)	23,043,241
Increase (decrease) in net assets resulting from operations	131,066,419	274,038,369	5,722,150	39,224,841	4,355,188	30,501,155
Distributions to shareholders
From net investment income
Series I	(104,532)	—	(6,230)	—	(1,181,100)	(743,689)
Series II	(974,921)	—	(29,951)	—	(363,857)	(217,372)
Series III	(5,951)	(419)	—	—	(2,930)	(599)
Series NAV	(3,372,461)	(1,837,084)	(2,271,515)	(1,209,748)	(88,528)	—
From net realized gain
Series I	(3,506,908)	(640,183)	(35,899)	(4,143)	—	—
Series II	(44,433,413)	(3,033,273)	(231,678)	(36,189)	—	—
Series III	(372,941)	(10,165)	—	—	—	—
Series NAV	(106,453,202)	(10,941,827)	(8,665,530)	(5,029,463)	—	—
	(159,224,329)	(16,462,951)	(11,240,803)	(6,279,543)	(1,636,415)	(961,660)
From Fund share transactions	274,603,118	(85,619,707)	207,631,109	(29,063,077)	10,655,470	38,275,635

Net assets
Beginning of period	716,130,779	544,175,068	248,592,891	244,710,670	176,284,964	108,469,834
End of period	$962,575,987	$716,130,779	$450,705,347	$248,592,891	$189,659,207	$176,284,964

Undistributed net investment income (loss)	$5,512,425	$4,457,685	$3,125,331	$2,331,408	$143,692	$928,982

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.
g	Series I and Series II shares began operations on 4-29-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Quantitative All Cap		Quantitative Mid Cap		Quantitative Value
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]
From operations
Net investment income (loss)	$1,517,723	$2,422,577	$5,821	($102,960)	$2,148,153	$4,272,688
Net realized gain (loss)	10,820,680	33,753,281	2,202,664	29,770,290	8,694,959	33,957,689
Change in net unrealized appreciation (depreciation)	(446,504)	(10,749,073)	(1,856,199)	(19,655,868)	(1,165,927)	(16,853,180)
Increase (decrease) in net assets resulting from operations	11,891,899	25,426,785	352,286	10,011,462	9,677,185	21,377,197
Distributions to shareholders
From net investment income
Series I	—	(2,448,579)	—	—	(4,637)	(786,694)
Series II	—	(38,804)	—	—	(68,377)	—
Series III	—	(6,272)	—	—	—	—
Series NAV	—	(383)	—	—	(4,175,603)	(545,175)
From net realized gain
Series I	(15,723,288)	(23,838,997)	(5,543,389)	—	(40,300)	(7,268,056)
Series II	(326,565)	(447,231)	(5,141,590)	—	(655,255)	(55,550)
Series III	(57,285)	(90,396)	—	—	—	—
Series NAV	(3,535)	(2,435)	(3,805,635)	—	(35,627,802)	(4,216,451)
	(16,110,673)	(26,873,097)	(14,490,614)	—	(40,571,974)	(12,871,926)
From Fund share transactions	(4,898,330)	(23,866,418)	12,575,331	(107,748,291)	168,679,770	(39,823,475)

Net assets
Beginning of period	307,556,715	332,869,445	46,199,911	143,936,740	194,406,043	225,724,247
End of period	$298,439,611	$307,556,715	$44,636,914	$46,199,911	$332,191,024	$194,406,043

Undistributed net investment income (loss)	$1,517,723	—	$5,821	—	$2,148,129	$4,248,593

	Real Estate Equity	Real Estate Securities		Science & Technology
Increase (decrease) in net assets	Period ended 6-30-06 [j] (Unaudited)	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]
From operations
Net investment income (loss)	$1,513,304	$14,513,869	$41,860,146	($805,635)	($3,031,388)
Net realized gain (loss)	437,236	188,099,104	220,615,346	28,936,558	37,541,851
Change in net unrealized appreciation (depreciation)	5,301,219	(52,250,251)	(124,447,175)	(52,490,314)	(28,218,141)
Increase (decrease) in net assets resulting from operations	7,251,759	150,362,722	138,028,317	(24,359,391)	6,292,322
Distributions to shareholders
From net investment income
Series I	—	(5,200,032)	(7,790,321)	—	—
Series II	—	(2,367,134)	(2,063,582)	—	—
Series III	—	(29,819)	(23,660)	—	—
Series NAV	—	(17,559,484)	(9,544,067)	—	—
From net realized gain
Series I	—	(49,617,766)	(53,705,435)	—	—
Series II	—	(24,631,643)	(18,522,939)	—	—
Series III	—	(335,895)	(166,177)	—	—
Series NAV	—	(163,269,606)	(60,002,910)	—	—
	—	(263,011,379)	(151,819,091)	—	—
From Fund share transactions	261,301,060	(321,330,829)	252,054,270	(45,301,726)	(100,467,710)

Net assets
Beginning of period	—	1,226,478,877	988,215,381	467,186,540	561,361,928
End of period	$268,552,819	$792,499,391	$1,226,478,877	$397,525,423	$467,186,540

Undistributed net investment income (loss)	$1,513,304	$14,513,381	$25,155,981	($805,635)	—

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.
c	Series III shares were terminated on 2-28-05.
j	Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Small Cap		Small Cap Growth		Small Cap Opportunities
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05[f]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [g]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]
Net investment income (loss)	($191,952)	($670,905)	($1,046,065)	($1,884,892)	$2,099,363	$3,086,392
Net realized gain (loss)	2,594,582	13,420,343	30,134,804	26,446,985	9,828,690	32,073,348
Change in net unrealized appreciation (depreciation)	(3,037,090)	10,209,127	(13,833,173)	11,802,858	15,384,365	9,265,169
Increase (decrease) in net assets resulting from operations	(634,460)	22,958,565	15,255,566	36,364,951	27,312,418	44,424,909
Distributions to shareholders
From net investment income
Series I	—	—	—	—	(842,153)	—
Series II	—	—	—	—	(436,613)	—
Series NAV	—	—	—	—	(1,608,172)	(1,052,498)
From net realized gain
Series I	(83,710)	—	—	(4,096)	(3,150,030)	(143,911)
Series II	(110,690)	—	—	(144,228)	(2,138,153)	(657,536)
Series NAV	(13,801,589)	—	—	(5,053,095)	(5,616,999)	(4,162,157)
	(13,995,989)	—	—	(5,201,419)	(13,792,120)	(6,016,102)
From Fund share transactions	53,691,928	124,384,875	(6,684,568)	13,777,507	27,767,076	129,852,658

Net assets
Beginning of period	147,343,440	—	272,941,681	228,000,642	390,196,390	221,934,925
End of period	$186,404,919	$147,343,440	$281,512,679	$272,941,681	$431,483,764	$390,196,390

Undistributed net investment income (loss)	($191,952)	—	($1,046,065)	—	$2,099,337	$2,886,912

	Small Cap Value		Small Company		Small Company Growth
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [g]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05	[h]
From operations
Net investment income (loss)	$885,352	$637,026	($174,697)	($302,549)	($243,175)	($74,413)
Net realized gain (loss)	23,191,622	53,729,239	2,764,673	8,650,384	1,391,853	157,676
Change in net unrealized appreciation (depreciation)	(6,127,539)	(31,967,732)	(129,765)	(3,463,153)	2,489,975	2,956,893
Increase (decrease) in net assets resulting from operations	17,949,435	22,398,533	2,460,211	4,884,682	3,638,653	3,040,156
Distributions to shareholders
From net investment income
Series I	(426)	—	—	—	—	—
Series NAV	(287,209)	(266,922)	—	—	—	—
From net realized gain
Series I	(243,694)	(3,543)	(127,956)	(46,408)	—	—
Series II	(7,104,907)	(327,001)	(2,869,869)	(688,828)	—	—
Series NAV	(46,222,161)	(2,891,568)	(5,610,276)	(1,402,733)	(83,282)	—
	(53,858,397)	(3,489,034)	(8,608,101)	(2,137,969)	(83,282)	—
From Fund share transactions	46,015,899	34,092,456	6,677,520	7,853,565	19,726,099	54,962,058

Net assets
Beginning of period	299,669,288	246,667,333	67,014,269	56,413,991	58,002,214	—
End of period	$309,776,225	$299,669,288	$67,543,899	$67,014,269	$81,283,684	$58,002,214

Undistributed net investment income (loss)	$885,152	$287,435	($174,697)	—	($243,175)	—

a	Series NAV shares began operations on 2-28-05.
c	Series III shares were terminated on 2-28-05.
f	Period from 4-29-05 (commencement of operations) to 12-31-05.
g	Series I and Series II shares began operations on 4-29-05.
h	Period from 10-24-05 (commencement of operations) to 12-31-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Small Company Value		Special Value		Spectrum Income
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a]	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05[h]
From operations
Net investment income (loss)	$801,362	$922,086	$195,982	$76,321	$12,754,807	$3,633,696
Net realized gain (loss)	16,020,296	102,183,058	569,975	8,421,304	1,472,339	(187,346)
Change in net unrealized appreciation (depreciation)	50,228,768	(58,561,850)	3,399,946	(3,979,314)	(8,004,835)	5,289,848
Increase (decrease) in net assets resulting from operations	67,050,426	44,543,294	4,165,903	4,518,311	6,222,311	8,736,198
Distributions to shareholders
From net investment income
Series I	(198,905)	(1,187,249)	(280)	—	—	—
Series II	—	(132,098)	—	—	—	—
Series NAV	(193,348)	(640,577)	(56,006)	(3,115)	(3,751,912)	—
From net realized gain
Series I	(45,863,446)	(7,060,075)	(100,545)	(11,913)	—	—
Series II	(31,456,002)	(3,279,820)	(826,363)	(101,745)	—	—
Series III	—	—	(61,053)	(1,231)	—	—
Series NAV	(25,213,375)	(2,447,680)	(8,085,171)	(95,276)	(104,329)	—
	(102,925,076)	(14,747,499)	(9,129,418)	(213,280)	(3,856,241)	—
From Fund share transactions	87,732,582	(191,180,247)	26,081,210	40,924,879	150,393,867	542,344,528

Net assets
Beginning of period	638,772,493	800,156,945	79,488,855	34,258,945	551,080,726	—
End of period	$690,630,425	$638,772,493	$100,606,550	$79,488,855	$703,840,663	$551,080,726

Undistributed net investment income (loss)	$801,177	$392,068	$195,953	$56,257	$12,613,873	$3,610,978

	Strategic Opportunities		Strategic Value		U.S. Core (formerly, Growth & Income)
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]
From operations
Net investment income (loss)	$742,901	$87,289	$873,629	$1,336,139	$5,780,215	$13,457,230
Net realized gain (loss)	41,299,895	49,400,103	6,453,090	7,528,805	6,660,199	134,682,287
Change in net unrealized appreciation (depreciation)	(20,849,027)	(8,568,172)	(5,533,599)	(9,938,136)	(23,545,985)	(125,835,067)
Increase (decrease) in net assets resulting from operations	21,193,769	40,919,220	1,793,120	(1,073,192)	(11,105,571)	22,304,450
Distributions to shareholders
From net investment income
Series I	(48,869)	(1,974,374)	(204,526)	(339,333)	(12,430,689)	(17,273,823)
Series II	—	(69,220)	(143,057)	(101,170)	(1,000,957)	(1,351,496)
Series III	—	—	—	—	(5,441)	(7,478)
Series NAV	(64)	—	(988,583)	(898,032)	(15,839)	—
From net realized gain
Series I	—	—	(1,498,643)	(4,137,519)	(119,482,788)	(26,781,790)
Series II	—	—	(1,389,159)	(2,630,614)	(11,472,651)	(2,431,616)
Series III	—	—	—	—	(72,882)	(11,500)
Series NAV	—	—	(6,747,381)	(7,922,133)	(153,483)	—
	(48,933)	(2,043,594)	(10,971,349)	(16,028,801)	(144,634,730)	(47,857,703)
From Fund share transactions	(46,543,771)	(101,003,688)	26,813,382	27,472,867	(4,761,764)	(252,791,671)

Net assets
Beginning of period	460,228,321	522,356,383	168,490,504	158,119,630	1,201,350,290	1,479,695,214
End of period	$434,829,386	$460,228,321	$186,125,657	$168,490,504	$1,040,848,225	$1,201,350,290

Undistributed net investment income (loss)	$742,630	$48,662	$873,602	$1,336,139	$5,779,817	$13,452,528

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.
c	Series III shares were terminated on 2-28-05.
h	Period from 10-24-05 (commencement of operations) to 12-31-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	U.S. Global Leaders Growth		U.S. Large Cap		U.S. Multi Sector
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,k]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,c]	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05[h]
From operations
Net investment income (loss)	$1,518,893	$822,099	$2,271,148	$3,170,776	$4,767,968	$1,219,618
Net realized gain (loss)	(1,465,067)	9,398,086	17,934,470	77,620,325	8,294,782	2,778,332
Change in net unrealized appreciation (depreciation)	(31,503,066)	14,176,926	(14,354,596)	(57,847,617)	(35,771,279)	28,973,637
Increase (decrease) in net assets resulting from operations	(31,449,240)	24,397,111	5,851,022	22,943,484	(22,708,529)	32,971,587
Distributions to shareholders
From net investment income
Series I	—	(69,685)	(2,650,717)	(2,223,828)	—	—
Series II	—	—	(484,491)	(158,312)	—	—
Series NAV	(13,398)	(749,492)	(30,940)	(1,212,125)	(1,220,055)	—
From net realized gain
Series I	(379,204)	(737,658)	—	—	—	—
Series II	(321,551)	(622,818)	—	—	—	—
Series III	(506)	(808)	—	—	—	—
Series NAV	(3,913,380)	(5,802,292)	—	—	(2,054,190)	—
	(4,628,039)	(7,982,753)	(3,166,148)	(3,594,265)	(3,274,245)	—
From Fund share transactions	126,030,533	400,419,008	254,177,522	(282,485,363)	270,545,619	821,776,220

Net assets
Beginning of period	426,431,444	9,598,078	616,135,249	879,271,393	854,747,807	—
End of period	$516,384,698	$426,431,444	$872,997,645	$616,135,249	$1,099,310,652	$854,747,807

Undistributed net investment income (loss)	$1,518,382	$12,887	$2,270,881	$3,165,881	$4,767,531	$1,219,618

	Utilities		Value		Value & Restructuring
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [b]	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05[h]
From operations
Net investment income (loss)	$1,913,999	$1,943,392	$1,121,162	$1,119,351	$1,307,746	$477,154
Net realized gain (loss)	9,857,176	19,478,331	24,161,849	58,686,709	1,724,001	547,852
Change in net unrealized appreciation (depreciation)	118,598	(2,410,177)	(10,455,670)	(24,159,525)	1,489,939	7,941,794
Increase (decrease) in net assets resulting from operations	11,889,773	19,011,546	14,827,341	35,646,535	4,521,686	8,966,800
Distributions to shareholders
From net investment income
Series I	(2,113,694)	(321,561)	(1,012,067)	(1,607,874)	—	—
Series II	(1,196,650)	(135,963)	(96,269)	(179,233)	—	—
Series III	(11,826)	(542)	—	—	—	—
Series NAV	(81,821)	—	(9,516)	—	(490,722)	—
From net realized gain
Series I	(11,055,817)	(4,102,102)	(37,508,678)	—	—	—
Series II	(6,768,697)	(2,465,912)	(6,675,457)	—	—	—
Series III	(71,553)	(6,806)	—	—	—	—
Series NAV	(420,070)	—	(322,663)	—	(534,398)	—
	(21,720,128)	(7,032,886)	(45,624,650)	(1,787,107)	(1,025,120)	—
From Fund share transactions	12,888,877	35,874,175	33,045,715	(78,429,730)	117,180,915	143,832,927

Net assets
Beginning of period	146,246,038	98,393,203	310,620,948	355,191,250	152,799,727	—
End of period	$149,304,560	$146,246,038	$312,869,354	$310,620,948	$273,477,208	$152,799,727

Undistributed net investment income (loss)	$1,897,009	$3,387,001	$1,121,160	$1,117,850	$1,307,667	$490,643

a	Series NAV shares began operations on 2-28-05.
b	Series NAV shares began operations on 4-29-05.
c	Series III shares were terminated on 2-28-05.
h	Period from 10-24-05 (commencement of operations) to 12-31-05.
k	Series III shares began operations on 4-29-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Vista
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Period ended 12-31-05 [h]
From operations
Net investment income (loss)	$14,955	($34,992)
Net realized gain (loss)	956,665	(676,775)
Change in net unrealized appreciation (depreciation)	4,060,156	3,674,733
Increase (decrease) in net assets resulting from operations	5,031,776	2,962,966

From Fund share transactions	20,195,541	65,908,368

Net assets
Beginning of period	68,871,334	—
End of period	$94,098,651	$68,871,334

Undistributed net investment income (loss)	$14,544	($411)

h	Period from 10-24-05 (commencement of operations) to 12-31-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

All Cap Core

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$17.20		$15.89		$13.72	$10.43	$13.95	$17.74	$17.13		$15.83	$13.69	$10.43	$13.64
Net investment income (loss)[h]	0.09		0.11		0.11	0.06	(0.02)	(0.06)	0.07		0.08	0.08	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	0.67		1.32		2.12	3.23	(3.50)	(3.73)	0.66		1.32	2.11	3.23	(3.19)
Total from investment operations	0.76		1.43		2.23	3.29	(3.52)	(3.79)	0.73		1.40	2.19	3.26	(3.21)
Less distributions
From net investment income	(0.13)		(0.12)		(0.06)	—	—	—	(0.09)		(0.10)	(0.05)	—	—
	(0.13)		(0.12)		(0.06)	—	—	—	(0.09)		(0.10)	(0.05)	—	—
Net asset value, end of period	$17.83		$17.20		$15.89	$13.72	$10.43	$13.95	$17.77		$17.13	$15.83	$13.69	$10.43
Total return (%)	4.38	[m]	9.08		16.33	31.54	(25.23)	(21.36)	4.27	[m]	8.89	16.06	31.26	(23.53)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$212		$228		$257	$264	$243	$495	$11		$11	$13	$10	$4
Ratio of net expenses to average net assets (%)	0.89	[r]	0.92		0.92	0.93	0.91	0.91	1.09	[r]	1.12	1.12	1.13	1.11	[r]
Ratio of net investment income (loss) to average net assets (%)	1.00	[r]	0.70		0.75	0.49	(0.20)	(0.41)	0.80	[r]	0.50	0.56	0.29	(0.19)	[r]
Portfolio turnover (%)	114	[m]	317		257	183	153	121	114	[m]	317	257	183	153

	Series NAV

Period ended	6-30-06 [b]		12-31-05[a]
Per share operating performance
Net asset value, beginning of period	$17.22		$15.22
Net investment income (loss)[h]	0.14		0.10
Net realized and unrealized gain (loss) on investments	0.61		1.90
Total from investment operations	0.75		2.00
Less distributions
From net investment income	(0.13)		—
	(0.13)		—
Net asset value, end of period	$17.84		$17.22
Total return (%)[k]	4.36	[m]	13.14	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$299		—	[n]
Ratio of net expenses to average net assets (%)	0.84	[r]	0.88	[r]
Ratio of net investment income (loss) to average net assets (%)	1.67	[r]	0.83	[r]
Portfolio turnover (%)	114	[m]	317

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
n	Less than $500,000.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

All Cap Growth

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04		12-31-03	12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$16.73		$15.35		$14.41		$11.15	$14.75	$20.65	$16.62		$15.28	$14.37	$11.14	$14.49
Net investment income (loss)[h]	—	[j]	—	[j]	—	[j]	(0.05)	(0.06)	(0.06)	(0.01)		(0.04)	(0.02)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	0.01		1.38		0.94		3.31	(3.54)	(4.81)	— [j]		1.38	0.93	3.30	(3.29)
Total from investment operations	0.01		1.38		0.94		3.26	(3.60)	(4.87)	(0.01)		1.34	0.91	3.23	(3.35)
Less distributions
From net realized gain	—		—		—		—	—	(1.03)	—		—	—	—	—
	—		—		—		—	—	(1.03)	—		—	—	—	—
Net asset value, end of period	$16.74		$16.73		$15.35		$14.41	$11.15	$14.75	$16.61		$16.62	$15.28	$14.37	$11.14
Total return (%)[k]	0.06	[m]	8.99		6.52		29.24	(24.41)	(23.77)	(0.06)	[m]	8.77	6.33	28.99	(23.12)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$261		$288		$475		$520	$457	$638	$32		$34	$150	$87	$25
Ratio of net expenses to average net assets (%)	0.95	[r]	1.00		1.00		1.01	1.02	1.01	1.15	[r]	1.20	1.20	1.21	1.22	[r]
Ratio of net investment income (loss) to average net assets (%)	0.03	[r]	(0.02)		(0.01)		(0.38)	(0.43)	(0.39)	(0.17)	[r]	(0.24)	(0.11)	(0.58)	(0.54)	[r]
Portfolio turnover (%)	68	[m]	99		77		58	80	69	68	[m]	99	77	58	80

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$16.75		$15.20
Net investment income (loss)[h]	0.01		—	[j]
Net realized and unrealized gain (loss) on investments	— [j]		1.55
Total from investment operations	0.01		1.55
Net asset value, end of period	$16.76		$16.75
Total return (%)	0.06	[m]	10.20	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$92		$69
Ratio of net expenses to average net assets (%)	0.90	[r]	0.91	[r]
Ratio of net investment income (loss) to average net assets (%)	0.08	[r]	0.04	[r]
Portfolio turnover (%)	68	[m]	99

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

All Cap Value

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	[a]	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$14.70		$14.54	$12.58	$9.10		$12.61	$12.50		$14.66		$14.48	$12.54	$9.09	$12.56
Net investment income (loss)[h]	0.06		0.11	0.12	0.07		0.02	—	[j]	0.04		0.09	0.11	0.05	—	[j]
Net realized and unrealized gain (loss) on investments	1.00		0.67	1.88	3.42		(3.53)	0.11		1.00		0.65	1.87	3.41	(3.47)
Total from investment operations	1.06		0.78	2.00	3.49		(3.51)	0.11		1.04		0.74	1.98	3.46	(3.47)
Less distributions
From net investment income	(0.15)		(0.08)	(0.04)	(0.01)		— [j]	—	[j]	(0.12)		(0.02)	(0.04)	(0.01)	—	[j]
From net realized gain	(3.31)		(0.54)	—	—		—	—		(3.31)		(0.54)	—	—	—
	(3.46)		(0.62)	(0.04)	(0.01)		— [j]	—	[j]	(3.43)		(0.56)	(0.04)	(0.01)	—	[j]
Net asset value, end of period	$12.30		$14.70	$14.54	$12.58		$9.10	$12.61		$12.27		$14.66	$14.48	$12.54	$9.09
Total return (%)[k]	7.34	[m]	5.71	15.96	38.36		(27.83)	0.90	[m]	7.24	[m]	5.42	15.79	38.16	(27.63)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$68		$70	$204	$184		$32	$21		$67		$66	$192	$101	$7
Ratio of net expenses to average net assets (%)	0.93	[r]	0.94	0.95	0.98		1.15	1.42	[r]	1.13	[r]	1.14	1.15	1.18	1.34	[r]
Ratio of net investment income (loss) to average net assets (%)	0.82	[r]	0.78	0.94	0.64		0.15	0.05	[r]	0.62	[r]	0.61	0.81	0.44	0.04	[r]
Portfolio turnover (%)	27	[m]	78	43	52		31	194		27	[m]	78	43	52	31

	Series III									Series NAV

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]				6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$14.63		$14.50	$12.58	$11.33					$14.66		$14.55
Net investment income (loss)[h]	0.03		0.05	0.14	0.01					0.06		0.08
Net realized and unrealized gain (loss) on investments	0.99		0.67	1.83	1.24					1.00		0.69
Total from investment operations	1.02		0.72	1.97	1.25					1.06		0.77
Less distributions
From net investment income	(0.10)		(0.05)	(0.05)	—					(0.16)		(0.12)
From net realized gain	(3.31)		(0.54)	—	—					(3.31)		(0.54)
	(3.41)		(0.59)	(0.05)	—					(3.47)		(0.66)
Net asset value, end of period	$12.24		$14.63	$14.50	$12.58					$12.25		$14.66
Total return (%)[k]	7.12	[l,m]	5.29 [l]	15.73 [l]	11.03	[l,m]				7.34	[m]	5.68 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	—	[n]				$175		$127
Ratio of net expenses to average net assets (%)	1.28	[r]	1.29	1.30	1.33	[r]				0.88	[r]	0.87 [r]
Ratio of gross expenses to average net assets (%)	1.81	[p,r]	1.89 [p]	2.86 [p]	20.92	[p,r]				0.88	[r]	0.87 [r]
Ratio of net investment income (loss) to average net assets (%)	0.46	[r]	0.38	1.04	0.32	[r]				0.89	[r]	0.68 [r]
Portfolio turnover (%)	27	[m]	78	43	52					27	[m]	78

a	Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

American Blue Chip Income and Growth

	Series I						Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$16.00		$16.90	$15.46	$13.66		$15.98		$16.85	$15.44	$12.50
Net investment income (loss)	1.32	[h]	0.09 [h]	0.04	—	[j]	1.03	[h]	0.07 [h]	0.01	—	[j]
Net realized and unrealized gain (loss) on investments	(0.63)		0.89	1.40	1.80		(0.34)		0.90	1.40	2.94
Total from investment operations	0.69		0.98	1.44	1.80		0.69		0.97	1.41	2.94
Less distributions
From net investment income	(0.09)		(0.05)	—	—		(0.07)		(0.01)	—	—
From net realized gain	(0.29)		(1.83)	—	—		(0.29)		(1.83)	—	—
	(0.38)		(1.88)	—	—		(0.36)		(1.84)	—	—
Net asset value, end of period	$16.32		$16.00	$16.90	$15.46		$16.31		$15.98	$16.85	$15.44
Total return (%)[k]	4.39	[m]	6.76	9.31	13.18	[m]	4.32	[m]	6.66	9.13	23.52	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$11		$7	$3	$1		$187		$185	$180	$181
Ratio of net expenses to average net assets (%)[q]	0.39	[r]	0.39	0.39	0.39	[r]	0.54	[r]	0.53	0.54	0.54	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	16.29	[r]	0.60	0.29	(0.39)	[r]	12.58	[r]	0.47	0.05	(0.54)	[r]
Portfolio turnover (%)	7	[m]	10	54	—	[m,z]	7	[m]	10	54	—	[m,z]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the portfolio invests.
z	Less than 1%.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

American Bond

	Series I				Series II

Period ended	6-30-06 [b]		12-31-05 [a]		6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$12.50		$12.36		$12.49		$12.50
Net investment income (loss)[h]	0.76		(0.01)		0.62		(0.02)
Net realized and unrealized gain (loss) on investments	(0.63)		0.15		(0.50)		0.01
Total from investment operations	0.13		0.14				(0.01)
Net asset value, end of period	$12.63		$12.50		$12.61		$12.49
Total return (%)	1.04	[m]	1.13	[m]	0.96	[m]	(0.08)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		— [n]		$353		$148
Ratio of net expenses to average net assets (%)[q]	0.38	[r]	0.40	[r]	0.53	[r]	0.55	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	12.46	[r]	(0.40)	[r]	10.05	[r]	(0.55)	[r]
Portfolio turnover (%)	1	[m]	2	[m]	1	[m]	2	[m]

a	Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
m	Not annualized.
n	Less than $500,000.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

American Growth

	Series I						Series II

Period ended	6-30-06[b]		12-31-05	12-31-04	12-31-03	[a]	6-30-06[b]		12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$19.98		$17.28	$15.42	$13.94		$19.90		$17.24	$15.41	$12.50
Net investment income (loss)	0.13	[h]	0.10 [h]	(0.01)	—	[j]	0.10	[h]	0.05 [h]	(0.04)	—	[j]
Net realized and unrealized gain (loss) on investments	0.31		2.62	1.88	1.48		0.33		2.63	1.88	2.91
Total from investment operations	0.44		2.72	1.87	1.48		0.43		2.68	1.84	2.91
Less distributions
From net investment income	(0.06)		—	—	—		(0.04)		—	—	—
From net realized gain	(0.13)		(0.02)	(0.01)	—		(0.13)		(0.02)	(0.01)	—
	(0.19)		(0.02)	(0.01)	—		(0.17)		(0.02)	(0.01)	—
Net asset value, end of period	$20.23		$19.98	$17.28	$15.42		$20.16		$19.90	$17.24	$15.41
Total return (%)[k]	2.22	[m]	15.78	12.10	10.62	[m]	2.15	[m]	15.59	11.91	23.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$70		$57	$17	$3		$1,289		$1,134	$708	$270
Ratio of net expenses to average net assets (%)[q]	0.38	[r]	0.38	0.37	0.38	[r]	0.53	[r]	0.53	0.52	0.53	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	1.25	[r]	0.54	(0.12)	0.04	[r]	1.04	[r]	0.25	(0.30)	(0.23)	[r]
Portfolio turnover (%)	2	[m]	3	1	1	[m]	2	[m]	3	1	1	[m]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

American Growth-Income

	Series I						Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]	6-30-06[b]		12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$17.81		$17.00	$15.55	$13.78		$17.77		$16.97	$15.53	$12.50
Net investment income (loss)	0.47	[h]	0.27 [h]	0.05	0.10		0.47	[h]	0.24 [h]	0.04	0.09
Net realized and unrealized gain (loss) on investments	0.20		0.65	1.49	1.67		0.18		0.66	1.48	2.94
Total from investment operations	0.67		0.92	1.54	1.77		0.65		0.90	1.52	3.03
Less distributions
From net investment income	(0.21)		(0.08)	(0.07)	—		(0.18)		(0.07)	(0.06)	—
From net realized gain	(0.02)		(0.03)	(0.02)	—		(0.02)		(0.03)	(0.02)	—
	(0.23)		(0.11)	(0.09)	—		(0.20)		(0.10)	(0.08)	—
Net asset value, end of period	$18.25		$17.81	$17.00	$15.55		$18.22		$17.77	$16.97	$15.53
Total return (%)[k]	3.77	[m]	5.44	9.96	12.84	[m]	3.69	[m]	5.29	9.83	24.24	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$15		$14	$9	$1		$1,027		$873	$558	$182
Ratio of net expenses to average net assets (%)[q]	0.38	[r]	0.38	0.37	0.38	[r]	0.53	[r]	0.53	0.52	0.53	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	5.24	[r]	1.55	1.01	3.66	[r]	5.17	[r]	1.41	0.68	2.08	[r]
Portfolio turnover (%)	1	[m]	1	1	2	[m]	1	[m]	1	1	2	[m]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

American International

	Series I						Series II

Period ended	6-30-06[b]		12-31-05	12-31-04	12-31-03	[a]	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$21.44		$19.37	$16.68	$13.78		$21.40		$19.34	$16.66	$12.50
Net investment income (loss)	0.27	[h]	0.34 [h]	0.13	0.16		0.21	[h]	0.25 [h]	0.11	0.14
Net realized and unrealized gain (loss) on investments	0.94		3.40	2.97	2.74		0.98		3.45	2.96	4.02
Total from investment operations	1.21		3.74	3.10	2.90		1.19		3.70	3.07	4.16
Less distributions
From net investment income	(0.21)		(0.14)	(0.12)	—		(0.18)		(0.11)	(0.10)	—
From net realized gain	(0.24)		(1.53)	(0.29)	—		(0.24)		(1.53)	(0.29)	—
	(0.45)		(1.67)	(0.41)	—		(0.42)		(1.64)	(0.39)	—
Net asset value, end of period	$22.21		$21.44	$19.37	$16.68		$22.17		$21.40	$19.34	$16.66
Total return (%)[k]	5.64	[m]	21.07	18.88	21.04	[m]	5.52	[m]	20.87	18.74	33.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$55		$35	$10	$3		$767		$624	$307	$178
Ratio of net expenses to average net assets (%)[q]	0.38	[r]	0.38	0.38	0.39	[r]	0.53	[r]	0.53	0.53	0.54	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	2.43	[r]	1.75	1.57	3.34	[r]	1.92	[r]	1.31	1.07	2.01	[r]
Portfolio turnover (%)	4	[m]	6	65	22	[m]	4	[m]	6	65	22	[m]

a	Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Blue Chip Growth

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$17.73		$16.86	$15.48	$11.99		$15.83	$20.13	$17.68		$16.78		$15.43	$11.98	$15.53
Net investment income (loss)[h]	0.06		0.04	0.08	0.02		0.01	— [j]	0.04		0.01		0.07	— [j]	—	[j]
Net realized and unrealized gain (loss) on investments	(0.26)		0.90	1.32	3.48		(3.85)	(2.97)	(0.26)		0.89		1.29	3.47	(3.55)
Total from investment operations	(0.20)		0.94	1.40	3.50		(3.84)	(2.97)	(0.22)		0.90		1.36	3.47	(3.55)
Less distributions
From net investment income	(0.04)		(0.07)	(0.02)	(0.01)		—	—	(0.01)		—		(0.01)	(0.02)	—
From net realized gain	—		—	—	—		—	(1.33)	—		—		—	—	—
	(0.04)		(0.07)	(0.02)	(0.01)		—	(1.33)	(0.01)		—		(0.01)	(0.02)	—
Net asset value, end of period	$17.49		$17.73	$16.86	$15.48		$11.99	$15.83	$17.45		$17.68		$16.78	$15.43	$11.98
Total return (%)[k,l]	(1.15)	[m]	5.60	9.03	29.17		(24.26)	(14.61)	(1.27)	[m]	5.36		8.83	29.02	(22.86)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$681		$769	$1,309	$1,291		$1,093	$1,633	$172		$181		$471	$205	$61
Ratio of net expenses to average net assets (%)	0.88	[r]	0.89	0.88	0.90		0.91	0.92	1.08	[r]	1.09		1.08	1.10	1.11	[r]
Ratio of gross expenses to average net assets (%)[p]	0.89	[r]	0.92	0.91	0.92		0.93	0.93	1.09	[r]	1.12		1.11	1.12	1.13	[r]
Ratio of net investment income (loss) to average net assets (%)	0.69	[r]	0.24	0.53	0.15		0.05	— [s]	0.49	[r]	0.04		0.47	(0.03)	(0.01)	[r]
Portfolio turnover (%)	20	[m]	65 [x]	31	35		39	48	20	[m]	65	[x]	31	35	39

	Series III								Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]			6-30-06[b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$17.64		$16.80	$15.48	$14.36				$17.71		$16.32
Net investment income (loss)[h]	0.03		(0.02)	0.11	0.01				0.06		0.04
Net realized and unrealized gain (loss) on investments	(0.27)		0.90	1.25	1.11				(0.27)		1.45
Total from investment operations	(0.24)		0.88	1.36	1.12				(0.21)		1.49
Less distributions
From net investment income	—		(0.04)	(0.04)	—				(0.04)		(0.10)
	—		(0.04)	(0.04)	—				(0.04)		(0.10)
Net asset value, end of period	$17.40		$17.64	$16.80	$15.48				$17.46		$17.71
Total return (%)[k,l]	(1.36)	[m]	5.26	8.79	7.80	[m]			(1.17)	[m]	9.19	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	—	[n]			$1,594		$1,480
Ratio of net expenses to average net assets (%)	1.23	[r]	1.25	1.23	1.25	[r]			0.83	[r]	0.84	[r]
Ratio of gross expenses to average net assets (%)[p]	1.79	[r]	1.98	2.69	19.68	[r]			0.84	[r]	0.87	[r]
Ratio of net investment income (loss) to average net assets (%)	0.35	[r]	(0.13)	0.73	0.12	[r]			0.73	[r]	0.28	[r]
Portfolio turnover (%)	20	[m]	65 [x]	31	35				20	[m]	65	[x]

a	Series II, Series III and Series NAV began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000
p	Does not take into consideration expense reductions during periods shown.
r	Annualized.
s	Less than 0.01%.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Capital Appreciation

	Series I							Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04		12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$10.02		$8.79	$8.04	$6.21	$8.95	$10.97	$9.96		$8.76	$8.02		$6.20	$8.73
Net investment income (loss)[h]	0.02		(0.01)	0.01	(0.01)	(0.01)	(0.02)	0.01		(0.02)	—	[j]	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.55)		1.24	0.74	1.84	(2.73)	(2.00)	(0.55)		1.22	0.74		1.85	(2.51)
Total from investment operations	(0.53)		1.23	0.75	1.83	(2.74)	(2.02)	(0.54)		1.20	0.74		1.82	(2.53)
Less distributions
From net realized gain	(1.16)		—	—	—	—	—	(1.16)		—	—		—	—
	(1.16)		—	—	—	—	—	(1.16)		—	—		—	—
Net asset value, end of period	$8.33		$10.02	$8.79	$8.04	$6.21	$8.95	$8.26		$9.96	$8.76		$8.02	$6.20
Total return (%)	(6.08)	[m]	13.99	9.33	29.47	(30.61)	(18.41)	(6.22)	[m]	13.70	9.23		29.35	(28.98)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$275		$52	$129	$121	$100	$40	$117		$47	$125		$72	$23
Ratio of net expenses to average net assets (%)	0.86	[r]	0.95	0.97	0.99	1.05	1.20	1.06	[r]	1.15	1.17		1.19	1.25	[r]
Ratio of net investment income (loss) to average net assets (%)	0.45	[r]	(0.10)	0.15	(0.13)	(0.14)	(0.22)	0.18	[r]	(0.27)	0.02		(0.35)	(0.27)	[r]
Portfolio turnover (%)	94	[m,x]	101	79	71	67	102	94	[m,x]	101	79		71	67

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$10.02		$8.51
Net investment income (loss)[h]	0.02		(0.01)
Net realized and unrealized gain (loss) on investments	(0.55)		1.53
Total from investment operations	(0.53)		1.52
Less distributions
From net investment income	—		(0.01)
From net realized gain	(1.16)		—
	(1.16)		(0.01)
Net asset value, end of period	$8.33		$10.02
Total return (%)[k]	(6.08)	[m]	17.88 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$510		$207
Ratio of net expenses to average net assets (%)	0.81	[r]	0.88 [r]
Ratio of net investment income (loss) to average net assets (%)	0.41	[r]	(0.18) [r]
Portfolio turnover (%)	94	[m,x]	101

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Classic Value

	Series I					Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	[a]	6-30-06 [b]		12-31-05	12-31-04	[a]
Per share operating performance
Net asset value, beginning of period	$14.37		$13.84	$12.50		$14.36		$13.83	$12.50
Net investment income (loss)[h]	0.09		0.13	0.05		0.07		0.09	0.04
Net realized and unrealized gain (loss) on investments	0.07		1.17	1.36		0.08		1.18	1.36
Total from investment operations	0.16		1.30	1.41		0.15		1.27	1.40
Less distributions
From net investment income	—		(0.08)	(0.03)		—		(0.05)	(0.03)
From net realized gain	(0.06)		(0.69)	(0.04)		(0.06)		(0.69)	(0.04)
	(0.06)		(0.77)	(0.07)		(0.06)		(0.74)	(0.07)
Net asset value, end of period	$14.47		$14.37	$13.84		$14.45		$14.36	$13.83
Total return (%)[k]	1.11	[m]	9.42	11.31	[l,m]	1.04	[m]	9.22	11.17	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$16		$12	$3		$24		$19	$11
Ratio of net expenses to average net assets (%)	0.96	[r]	1.11	1.42	[r]	1.16	[r]	1.32	1.62	[r]
Ratio of gross expenses to average net assets (%)	0.96	[r]	1.11	1.48	[p,r]	1.16	[r]	1.32	1.68	[p,r]
Ratio of net investment income (loss) to average net assets (%)	1.21	[r]	0.88	0.59	[r]	1.01	[r]	0.62	0.44	[r]
Portfolio turnover (%)	12	[m]	42	9	[m]	12	[m]	42	9	[m]

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$14.38		$13.42
Net investment income (loss)[h]	0.09		0.09
Net realized and unrealized gain (loss) on investments	0.07		1.64
Total from investment operations	0.16		1.73
Less distributions
From net investment income	—		(0.09)
From net realized gain	(0.06)		(0.68)
	(0.06)		(0.77)
Net asset value, end of period	$14.48		$14.38
Total return (%)[k]	1.11	[m]	12.88 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$6		$3
Ratio of net expenses to average net assets (%)	0.91	[r]	1.03 [r]
Ratio of net investment income (loss) to average net assets (%)	1.27	[r]	0.91 [r]
Portfolio turnover (%)	12	[m]	42

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total return would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Core Equity

	Series I						Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	[a]	6-30-06	[b]	12-31-05	12-31-04	[a]
Per share operating performance
Net asset value, beginning of period	$15.07		$14.23		$12.50		$15.03		$14.21	$12.50
Net investment income (loss)[h]	—	[j]	0.01		—	[j]	(0.02)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.69)		0.83		1.73		(0.68)		0.85	1.73
Total from investment operations	(0.69)		0.84		1.73		(0.70)		0.82	1.71
Less distributions
From net realized gain	(0.88)		—		—		(0.88)		—	—
	(0.88)		—		—		(0.88)		—	—
Net asset value, end of period	$13.50		$15.07		$14.23		$13.45		$15.03	$14.21
Total return (%)	(4.83)	[m]	5.90		13.84	[m]	(4.91)	[m]	5.77	13.68	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1		$194		$52		$57	$237
Ratio of net expenses to average net assets (%)	0.88	[r]	0.91		0.96	[r]	1.08	[r]	1.11	1.16	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.02)	[r]	0.07		(0.05)	[r]	(0.23)	[r]	(0.21)	(0.26)	[r]
Portfolio turnover (%)	26	[m]	65		6	[m]	26	[m]	65	6	[m]

	Series NAV

Period ended	6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.09		$13.71
Net investment income (loss)[h]	—	[j]	—	[j]
Net realized and unrealized gain (loss) on investments	(0.69)		1.38
Total from investment operations	(0.69)		1.38
Less distributions
From net realized gain	(0.88)		—
	(0.88)		—
Net asset value, end of period	$13.52		$15.09
Total return (%)	(4.82)	[m]	10.07	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$377		$403
Ratio of net expenses to average net assets (%)	0.83	[r]	0.85	[r]
Ratio of net investment income (loss) to average net assets (%)	0.02	[r]	(0.02)	[r]
Portfolio turnover (%)	26	[m]	65

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Dynamic Growth

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$5.44		$4.84		$4.40	$3.41		$4.76	$7.98	$5.41		$4.83	$4.39	$3.40		$4.40
Net investment income (loss)[h]	(0.02)		(0.04)		(0.03)	(0.03)		(0.02)	(0.02)	(0.03)		(0.05)	(0.04)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	0.09		0.64		0.47	1.02		(1.33)	(3.19)	0.09		0.63	0.48	1.02		(0.97)
Total from investment operations	0.07		0.60		0.44	0.99		(1.35)	(3.21)	0.06		0.58	0.44	0.99		(1.00)
Less distributions
From net investment income	—		—		—	—		—	(0.01)	—		—	—	—		—
	—		—		—	—		—	(0.01)	—		—	—	—		—
Net asset value, end of period	$5.51		$5.44		$4.84	$4.40		$3.41	$4.76	$5.47		$5.41	$4.83	$4.39		$3.40
Total return (%)[k]	1.29	[m]	12.40		10.00	29.03		(28.36)	(40.24)	1.11	[m]	12.01	10.02	29.12		(22.73)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$122		$133		$129	$140		$64	$133	$38		$43	$40	$42		$4
Ratio of net expenses to average net assets (%)	1.06	[r]	1.07		1.07	1.09	[t]	1.10	1.08	1.26	[r]	1.27	1.27	1.29	[t]	1.30	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.75)	[r]	(0.74)		(0.72)	(0.68)		(0.55)	(0.43)	(0.95)	[r]	(0.94)	(0.92)	(0.88)		(0.81)	[r]
Portfolio turnover (%)	23	[m]	78		121	133	[x]	165	180	23	[m]	78	121	133	[x]	165

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$5.45		$4.64
Net investment income (loss)[h]	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	0.09		0.83
Total from investment operations	0.07		0.81
Net asset value, end of period	$5.52		$5.45
Total return (%)	1.28	[m]	17.46	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	— [n]		—	[n]
Ratio of net expenses to average net assets (%)	1.01	[r]	1.01	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.70)	[r]	(0.67)	[r]
Portfolio turnover (%)	23	[m]	78

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
n	Less than $500,000.
r	Annualized.
t	The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II, respectively.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Emerging Growth

	Series I						Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]	6-30-06 [b]		12-31-05		12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$17.72		$16.46	$15.75	$12.50		$17.61		$16.40		$15.73	$12.50
Net investment income (loss)[h]	(0.03)		(0.07)	(0.06)	(0.09)		(0.04)		(0.12)		(0.11)	(0.11)
Net realized and unrealized gain (loss) on investments	1.67		1.33	1.13	3.95		1.65		1.33		1.14	3.95
Total from investment operations	1.64		1.26	1.07	3.86		1.61		1.21		1.03	3.84
Less distributions
From net investment income	—		—	—	(0.61)		—		—		—	(0.61)
From net realized gain	(7.03)		—	(0.36)	—		(7.03)		—		(0.36)	—
	(7.03)		—	(0.36)	(0.61)		(7.03)		—		(0.36)	(0.61)
Net asset value, end of period	$12.33		$17.72	$16.46	$15.75		$12.19		$17.61		$16.40	$15.73
Total return (%)[k]	8.35	[l,m]	7.65	6.89	30.84	[l,m]	8.19	[l,m]	7.38		6.64	30.68	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$286	$3		$14		$9		$15	$6
Ratio of net expenses to average net assets (%)	1.02	[r]	0.92	0.92	1.35	[r]	1.22	[r]	1.24		1.20	1.55	[r]
Ratio of gross expenses to average net assets (%)	1.02	[r]	0.92	0.92	2.54	[p,r]	1.22	[r]	1.24		1.20	2.74	[p,r]
Ratio of net investment income (loss) to average net assets (%)	(0.42)	[r]	(0.42)	(0.43)	(0.89)	[r]	(0.55)	[r]	(0.74)		(0.74)	(1.08)	[r]
Portfolio turnover (%)	170	[m]	121	191	183	[m]	170	[m]	121		191	183	[m]

	Series III						Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$17.71		$16.46	$15.75	$15.61		$17.73		$16.31
Net investment income (loss)[h]	(0.08)		(0.15)	(0.11)	0.01		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	1.68		1.40	1.18	0.74		1.66		1.47
Total from investment operations	1.60		1.25	1.07	0.75		1.64		1.42
Less distributions
From net investment income	—		—	—	(0.61)		—		—
From net realized gain	(7.03)		—	(0.36)	—		(7.03)		—
	(7.03)		—	(0.36)	(0.61)		(7.03)		—
Net asset value, end of period	$12.28		$17.71	$16.46	$15.75		$12.34		$17.73
Total return (%)[k]	8.09	[l,m]	7.59 [l]	6.89 [l]	4.77	[l,m]	8.34	[l,m]	8.71	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	— [n]	— [n]	—	[n]	$13		$11
Ratio of net expenses to average net assets (%)	1.37	[r]	1.40	1.30	1.70	[r]	0.97	[r]	0.95	[r]
Ratio of gross expenses to average net assets (%)	2.29	[p,r]	2.63 [p]	4.32 [p]	354.65	[p,r]	0.97	[r]	0.95	[r]
Ratio of net investment income (loss) to average net assets (%)	(1.01)	[r]	(0.89)	(0.77)	0.19	[r]	(0.30)	[r]	(0.40)	[r]
Portfolio turnover (%)	170	[m]	121	191	183	[m]	170	[m]	121

a	Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-05-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Emerging Small Company

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$30.20		$28.75	$25.78	$18.45		$26.06	$35.02	$30.02		$28.63		$25.72	$18.44	$25.13
Net investment income (loss)[h]	(0.09)		(0.18)	(0.21)	(0.12)		(0.12)	(0.08)	(0.12)		(0.23)		(0.26)	(0.18)	(0.11)
Net realized and unrealized gain (loss) on investments	0.85		1.63	3.18	7.45		(7.49)	(7.75)	0.84		1.62		3.17	7.46	(6.58)
Total from investment operations	0.76		1.45	2.97	7.33		(7.61)	(7.83)	0.72		1.39		2.91	7.28	(6.69)
Less distributions
From net realized gain	(1.61)		—	—	—		—	(1.13)	(1.61)		—		—	—	—
	(1.61)		—	—	—		—	(1.13)	(1.61)		—		—	—	—
Net asset value, end of period	$29.35		$30.20	$28.75	$25.78		$18.45	$26.06	$29.13		$30.02		$28.63	$25.72	$18.44
Total return (%)[k]	2.16	[m]	5.04	11.52	39.73		(29.20)	(22.24)	2.04	[m]	4.86		11.31	39.48	(26.62)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$243		$259	$393	$401		$294	$448	$60		$71		$120	$83	$18
Ratio of net expenses to average net assets (%)	1.09	[r]	1.12	1.11	1.11		1.12	1.12	1.29	[r]	1.32		1.31	1.31	1.32	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.54)	[r]	(0.63)	(0.76)	(0.58)		(0.57)	(0.30)	(0.75)	[r]	(0.83)		(0.98)	(0.82)	(0.63)	[r]
Portfolio turnover (%)	111	[m]	54	55	51		35	48	111	[m]	54		55	51	35

	Series III								Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]			6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$30.14		$28.75	$25.78	$23.96				$30.23		$28.21
Net investment income (loss)[h]	(0.15)		(0.27)	(0.30)	(0.08)				(0.07)		(0.15)
Net realized and unrealized gain (loss) on investments	0.88		1.66	3.27	1.90				0.83		2.17
Total from investment operations	0.73		1.39	2.97	1.82				0.76		2.02
Less distributions
From net realized gain	(1.61)		—	—	—				(1.61)		—
	(1.61)		—	—	—				(1.61)		—
Net asset value, end of period	$29.26		$30.14	$28.75	$25.78				$29.38		$30.23
Total return (%)[k]	2.07	[l,m]	4.83 [l]	11.52 [l]	7.60	[l,m]			2.16	[m]	7.16	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	— [n]	— [n]	—	[n]			—	[n]	—	[n]
Ratio of net expenses to average net assets (%)	1.44	[r]	1.47	1.46	1.46	[r]			1.04	[r]	1.03	[r]
Ratio of gross expenses to average net assets (%)	2.54	[p,r]	3.28 [p]	4.86 [p]	20.19	[p,r]			1.04	[r]	1.03	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.93)	[r]	(0.90)	(1.16)	(0.98)	[r]			(0.46)	[r]	(0.61)	[r]
Portfolio turnover (%)	111	[m]	54	55	51				111	[m]	54

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Equity-Income

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$16.87		$17.04	$15.22	$12.62		$15.13	$16.83	$16.81		$16.96		$15.17	$12.61	$15.05
Net investment income (loss)[h]	0.13		0.25	0.24	0.23		0.22	0.22	0.11		0.22		0.21	0.21	0.21
Net realized and unrealized gain (loss) on investments	0.70		0.38	1.96	2.85		(2.13)	(0.06)	0.70		0.38		1.95	2.84	(2.05)
Total from investment operations	0.83		0.63	2.20	3.08		(1.91)	0.16	0.81		0.60		2.16	3.05	(1.84)
Less distributions
From net investment income	(0.27)		(0.21)	(0.20)	(0.22)		(0.19)	(0.29)	(0.24)		(0.16)		(0.19)	(0.23)	(0.19)
From net realized gain	(1.10)		(0.59)	(0.18)	(0.26)		(0.41)	(1.57)	(1.10)		(0.59)		(0.18)	(0.26)	(0.41)
	(1.37)		(0.80)	(0.38)	(0.48)		(0.60)	(1.86)	(1.34)		(0.75)		(0.37)	(0.49)	(0.60)
Net asset value, end of period	$16.33		$16.87	$17.04	$15.22		$12.62	$15.13	$16.28		$16.81		$16.96	$15.17	$12.61
Total return (%)[k,l]	4.95	[m]	3.92	14.81	25.57		(13.28)	1.29	4.85	[m]	3.72		14.61	25.40	(12.89) [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$798		$846	$1,364	$1,277		$1,015	$1,147	$290		$304		$573	$314	$87
Ratio of net expenses to average net assets (%)	0.88	[r]	0.89	0.88	0.89		0.91	0.91	1.08	[r]	1.08		1.08	1.09	1.11 [r]
Ratio of gross expenses to average net assets (%)[p]	0.89	[r]	0.91	0.91	0.92		0.93	0.93	1.09	[r]	1.11		1.11	1.12	1.13 [r]
Ratio of net investment income (loss) to average net assets (%)	1.55	[r]	1.53	1.53	1.73		1.58	1.45	1.35	[r]	1.35		1.38	1.55	1.83 [r]
Portfolio turnover (%)	8	[m]	48 [x]	21	15		18	19	8	[m]	48	[x]	21	15	18

	Series III								Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]			6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$16.80		$16.99	$15.22	$13.86				$16.85		$17.11
Net investment income (loss)[h]	0.11		0.21	0.23	0.07				0.13		0.23
Net realized and unrealized gain (loss) on investments	0.71		0.36	1.94	1.29				0.70		0.34
Total from investment operations	0.82		0.57	2.17	1.36				0.83		0.57
Less distributions
From net investment income	(0.21)		(0.17)	(0.22)	—				(0.28)		(0.24)
From net realized gain	(1.10)		(0.59)	(0.18)	—				(1.10)		(0.59)
	(1.31)		(0.76)	(0.40)	—				(1.38)		(0.83)
Net asset value, end of period	$16.31		$16.80	$16.99	$15.22				$16.30		$16.85
Total return (%)[k,l]	4.96	[m]	3.55	14.61	9.81	[m]			4.95	[m]	3.57	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$1	$1	—	[n]			$1,106		$1,189
Ratio of net expenses to average net assets (%)	1.23	[r]	1.24	1.23	1.24	[r]			0.83	[r]	0.83	[r]
Ratio of gross expenses to average net assets (%)[p]	1.87	[r]	2.17	2.82	14.85	[r]			0.84	[r]	0.86	[r]
Ratio of net investment income (loss) to average net assets (%)	1.27	[r]	1.25	1.45	1.57	[r]			1.59	[r]	1.64	[r]
Portfolio turnover (%)	8	[m]	48 [x]	21	15				8	[m]	48	[x]

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Financial Services

	Series I										Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03		12-31-02	12-31-01	[a]	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$15.31		$14.00		$12.73	$9.55		$11.63	$12.50		$15.24		$13.93		$12.69	$9.54	$11.48
Net investment income (loss)[h]	0.05		0.07		0.05	0.06		0.03	0.01		0.03		0.04		0.02	0.04	0.03
Net realized and unrealized gain (loss) on investments	0.51		1.29		1.27	3.14		(2.11)	(0.88)		0.49		1.30		1.26	3.14	(1.97)
Total from investment operations	0.56		1.36		1.32	3.20		(2.08)	(0.87)		0.52		1.34		1.28	3.18	(1.94)
Less distributions
From net investment income	(0.06)		(0.05)		(0.05)	(0.02)		— [j]	—	[j]	(0.03)		(0.03)		(0.04)	(0.03)	—	[j]
From net realized gain	—	[j]	—		—	—		—	—		—	[j]	—		—	—	—
	(0.06)		(0.05)		(0.05)	(0.02)		— [j]	—	[j]	(0.03)		(0.03)		(0.04)	(0.03)	—	[j]
Net asset value, end of period	$15.81		$15.31		$14.00	$12.73		$9.55	$11.63		$15.73		$15.24		$13.93	$12.69	$9.54
Total return (%)[k]	3.65	[m]	9.78	[l]	10.38	33.58		(17.88)	(6.93)	[m]	3.44	[m]	9.62	[l]	10.09	33.40	(16.90)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$52		$54		$53	$52		$37	$25		$43		$44		$43	$36	$12
Ratio of net expenses to average net assets (%)	0.92	[r]	0.99		1.01	1.05		1.07	1.21	[r]	1.12	[r]	1.19		1.21	1.25	1.27	[r]
Ratio of gross expenses to average net assets (%)	0.92	[r]	1.01	[p]	1.01	1.05		1.07	1.21	[r]	1.12	[r]	1.21	[p]	1.21	1.25	1.27	[r]
Ratio of net investment income (loss) to average net assets (%)	0.60	[r]	0.47		0.36	0.58		0.31	0.08	[r]	0.41	[r]	0.27		0.17	0.37	0.37	[r]
Portfolio turnover (%)	1	[m]	51	[x]	12	25		34	53	[m]	1	[m]	51	[x]	12	25	34

	Series III										Series NAV

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03	[a]				6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.21		$13.95		$12.73	$11.28					$15.31		$13.32
Net investment income (loss)[h]	0.02		0.02		— [j]	0.04					0.05		0.05
Net realized and unrealized gain (loss) on investments	0.52		1.29		1.28	1.41					0.51		1.94
Total from investment operations	0.54		1.31		1.28	1.45					0.56		1.99
Less distributions
From net investment income	(0.02)		(0.05)		(0.06)	—					(0.07)		—
From net realized gain	—	[j]	—		—	—					—	[j]	—
	(0.02)		(0.05)		(0.06)	—					(0.07)		—
Net asset value, end of period	$15.73		$15.21		$13.95	$12.73					$15.80		$15.31
Total return (%)[k]	3.52	[l,m]	9.40	[l]	10.11 [l]	12.85	[l,m]				3.67	[m]	14.94	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	—	[n]	— [n]	—	[n]				$51		$54
Ratio of net expenses to average net assets (%)	1.27	[r]	1.34		1.36	1.40	[r]				0.87	[r]	0.88	[r]
Ratio of gross expenses to average net assets (%)	2.37	[p,r]	2.91	[p]	4.83 [p]	186.33	[p,r]				0.87	[r]	0.92	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.24	[r]	0.12		(0.01)	0.97	[r]				0.65	[r]	0.52	[r]
Portfolio turnover (%)	1	[m]	51	[x]	12	25					1	[m]	51	[x]

a	Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Fundamental Value

	Series I										Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03		12-31-02	12-31-01	[a]	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$15.32		$14.14		$12.71	$9.82		$11.73	$12.50		$15.26		$14.07		$12.68	$9.82	$11.48
Net investment income (loss)[h]	0.07		0.12		0.10	0.08		0.07	0.03		0.06		0.09		0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	0.38		1.12		1.39	2.84		(1.97)	(0.80)		0.38		1.13		1.38	2.83	(1.72)
Total from investment operations	0.45		1.24		1.49	2.92		(1.90)	(0.77)		0.44		1.22		1.45	2.89	(1.65)
Less distributions
From net investment income	(0.12)		(0.06)		(0.06)	(0.03)		(0.01)	—		(0.10)		(0.03)		(0.06)	(0.03)	(0.01)
From net realized gain	(0.52)		—		—	—		—	—		(0.52)		—		—	—	—
	(0.64)		(0.06)		(0.06)	(0.03)		(0.01)	—		(0.62)		(0.03)		(0.06)	(0.03)	(0.01)
Net asset value, end of period	$15.13		$15.32		$14.14	$12.71		$9.82	$11.73		$15.08		$15.26		$14.07	$12.68	$9.82
Total return (%)[k]	3.01	[m]	8.84	[l]	11.80	29.83		(16.20)	(6.16)	[m]	2.91	[m]	8.70	[l]	11.44	29.57	(14.46)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$191		$202		$429	$355		$269	$112		$301		$270		$386	$203	$65
Ratio of net expenses to average net assets (%)	0.86	[r]	0.90		0.94	0.97		0.98	1.07	[r]	1.06	[r]	1.10		1.14	1.17	1.18	[r]
Ratio of gross expenses to average net assets (%)	0.86	[r]	0.92	[p]	0.94	0.97		0.98	1.07	[r]	1.06	[r]	1.12	[p]	1.14	1.17	1.18	[r]
Ratio of net investment income (loss) to average net assets (%)	0.93	[r]	0.84		0.74	0.78		0.71	0.45	[r]	0.74	[r]	0.63		0.56	0.59	0.75	[r]
Portfolio turnover (%)	13	[m]	36		6	12		19	16	[m]	13	[m]	36		6	12	19

	Series III										Series NAV

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03	[a]				6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.24		$14.09		$12.71	$11.28					$15.29		$14.37
Net investment income (loss)[h]	0.04		0.06		0.08	0.02					0.08		0.13
Net realized and unrealized gain (loss) on investments	0.39		1.12		1.38	1.41					0.38		0.89
Total from investment operations	0.43		1.18		1.46	1.43					0.46		1.02
Less distributions
From net investment income	(0.08)		(0.03)		(0.08)	—					(0.14)		(0.10)
From net realized gain	(0.52)		—		—	—					(0.52)		—
	(0.60)		(0.03)		(0.08)	—					(0.66)		(0.10)
Net asset value, end of period	$15.07		$15.24		$14.09	$12.71					$15.09		$15.29
Total return (%)[k]	2.85	[l,m]	8.43	[l]	11.52 [l]	12.68	[l,m]				3.02	[m]	7.14	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1		$1	—	[n]				$481		$482
Ratio of net expenses to average net assets (%)	1.21	[r]	1.25		1.29	1.32	[r]				0.81	[r]	0.82	[r]
Ratio of gross expenses to average net assets (%)	1.73	[p,r]	1.93	[p]	2.81 [p]	15.43	[p,r]				0.81	[r]	0.85	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.58	[r]	0.40		0.59	0.55	[r]				0.99	[r]	1.08	[r]
Portfolio turnover (%)	13	[m]	36		6	12					13	[m]	36

a	Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-5-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Global

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05		12-31-04		12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$16.17		$14.79	$13.11	$10.39		$13.00	$18.48	$16.09		$14.73		$13.07		$10.39	$12.72
Net investment income (loss)[h]	0.17		0.22	0.18	0.10		0.08	0.12	0.16		0.18		0.16		0.08	0.05
Net realized and unrealized gain (loss) on investments	0.77		1.35	1.73	2.72		(2.54)	(2.78)	0.75		1.35		1.72		2.71	(2.23)
Total from investment operations	0.94		1.57	1.91	2.82		(2.46)	(2.66)	0.91		1.53		1.88		2.79	(2.18)
Less distributions
From net investment income	(0.23)		(0.19)	(0.23)	(0.10)		(0.15)	(0.40)	(0.20)		(0.17)		(0.22)		(0.11)	(0.15)
From net realized gain	—		—	—	—		—	(2.42)	—		—		—		—	—
	(0.23)		(0.19)	(0.23)	(0.10)		(0.15)	(2.82)	(0.20)		(0.17)		(0.22)		(0.11)	(0.15)
Net asset value, end of period	$16.88		$16.17	$14.79	$13.11		$10.39	$13.00	$16.80		$16.09		$14.73		$13.07	$10.39
Total return (%)[k]	5.78	[l,m]	10.72 [l]	14.75 [l]	27.46		(19.11)	(16.09)	5.63	[l,m]	10.50	[l]	14.53	[l]	27.23	(17.33)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$341		$344	$358	$363		$348	$528	$37		$36		$28		$20	$9
Ratio of net expenses to average net assets (%)	0.98	[r]	1.00	1.00	1.05		1.04	1.01	1.18	[r]	1.19		1.20		1.25	1.24	[r]
Ratio of gross expenses to average net assets (%)	1.00	[p,r]	1.05 [p]	1.05 [p]	1.05		1.04	1.01	1.20	[p,r]	1.25	[p]	1.25	[p]	1.25	1.24	[r]
Ratio of net investment income (loss) to average net assets (%)	2.06	[r]	1.43	1.36	0.93		0.72	0.81	1.88	[r]	1.21		1.21		0.68	0.55	[r]
Portfolio turnover (%)	13	[m]	24	39	149		92	156	13	[m]	24		39		149	92

	Series III								Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]			6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$16.08		$14.74	$13.11	$12.02				$16.17		$14.36
Net investment income (loss)[h]	0.14		0.15	0.21	0.06				0.18		0.11
Net realized and unrealized gain (loss) on investments	0.75		1.37	1.67	1.03				0.75		1.70
Total from investment operations	0.89		1.52	1.88	1.09				0.93		1.81
Less distributions
From net investment income	(0.17)		(0.18)	(0.25)	—				(0.24)		—
	(0.17)		(0.18)	(0.25)	—				(0.24)		—
Net asset value, end of period	$16.80		$16.08	$14.74	$13.11				$16.86		$16.17
Total return (%)[k,l]	5.56	[m]	10.42	14.53	9.07	[m]			5.74	[m]	12.60	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	— [n]	— [n]	—	[n]			$1		—	[n]
Ratio of net expenses to average net assets (%)	1.33	[r]	1.34	1.35	1.40	[r]			0.93	[r]	0.91	[r]
Ratio of gross expenses to average net assets (%)[p]	2.37	[r]	2.66	5.53	345.59	[r]			0.95	[r]	0.97	[r]
Ratio of net investment income (loss) to average net assets (%)	1.71	[r]	1.00	1.58	1.38	[r]			2.21	[r]	0.99	[r]
Portfolio turnover (%)	13	[m]	24	39	149				13	[m]	24

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Global Allocation

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$11.38		$10.82		$9.70	$7.71	$10.04	$11.67	$11.32		$10.78	$9.68	$7.70	$9.91
Net investment income (loss)[h]	0.10		0.16		0.14	0.06	0.04	0.01	0.09		0.13	0.11	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.28		0.50		1.08	1.97	(2.37)	(1.57)	0.28		0.50	1.09	1.99	(2.25)
Total from investment operations	0.38		0.66		1.22	2.03	(2.33)	(1.56)	0.37		0.63	1.20	2.03	(2.21)
Less distributions
From net investment income	(0.12)		(0.10)		(0.10)	(0.04)	— [j]	(0.01)	(0.10)		(0.09)	(0.10)	(0.05)	—	[j]
From net realized gain	—		—		—	—	—	(0.06)	—		—	—	—	—
	(0.12)		(0.10)		(0.10)	(0.04)	— [j]	(0.07)	(0.10)		(0.09)	(0.10)	(0.05)	—	[j]
Net asset value, end of period	$11.65		$11.38		$10.82	$9.70	$7.71	$10.04	$11.59		$11.32	$10.78	$9.68	$7.70
Total return (%)[k]	3.47	[m]	6.20		12.73	26.43	(23.21)	(13.38)	3.30	[m]	5.93	12.52	26.47	(22.30)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$86		$80		$110	$64	$57	$74	$142		$113	$93	$19	$5
Ratio of net expenses to average net assets (%)	1.03	[r]	1.09		1.10	1.22	1.18	1.30	1.23	[r]	1.29	1.30	1.42	1.38	[r]
Ratio of net investment income (loss) to average net assets (%)	1.76	[r]	1.44		1.38	0.74	0.44	0.11	1.58	[r]	1.21	1.12	0.49	0.51	[r]
Portfolio turnover (%)	46	[m]	129		76	147	18	25	46	[m]	129	76	147	18

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$11.37		$10.87
Net investment income (loss)[h]	0.11		0.16
Net realized and unrealized gain (loss) on investments	0.28		0.46
Total from investment operations	0.39		0.62
Less distributions
From net investment income	(0.14)		(0.12)
	(0.14)		(0.12)
Net asset value, end of period	$11.62		$11.37
Total return (%)[k]	3.43	[m]	5.81	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[n]
Ratio of net expenses to average net assets (%)	0.98	[r]	0.94	[r]
Ratio of net investment income (loss) to average net assets (%)	1.85	[r]	1.92	[r]
Portfolio turnover (%)	46	[m]	129

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
n	Less than $500,000.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Global Real Estate

	Series NAV
Period ended	6-30-06 [a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	0.05
Net realized and unrealized gain (loss) on investments	(0.56)
Total from investment operations	(0.51)
Net asset value, end of period	$11.99
Total return (%)	(4.08)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$343
Ratio of net expenses to average net assets (%)	1.34	[r]
Ratio of net investment income (loss) to average net assets (%)	2.53	[r]
Portfolio turnover (%)	73	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Growth & Income (formerly, Growth & Income II)

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [f]	12-31-04 [g]	12-31-03 [e,g]	12-31-02 [g]	12-31-01 [g]
Per share operating performance
Net asset value, beginning of period	$12.90		$12.39	$11.29	$9.22	$11.93	$14.18
Net investment income (loss)	0.06	[h]	0.11 [h]	0.13	0.10	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.19		0.98	1.10	2.12	(2.71)	(2.25)
Total from investment operations	0.25		1.09	1.23	2.22	(2.63)	(2.19)
Less distributions
From net investment income	(0.07)		(0.02)	(0.13)	(0.09)	(0.08)	(0.06)
From net realized gain	(0.75)		(0.56)	—	—	—	—
From capital paid-in	—		—	—	(0.06)	—	—
	(0.82)		(0.58)	(0.13)	(0.15)	(0.08)	(0.06)
Net asset value, end of period	$12.33		$12.90	$12.39	$11.29	$9.22	$11.93
Total return (%)[k]	1.97	[m]	8.98	10.96	24.35	(22.18)	(15.44)

Ratios and supplemental data
Net assets, end of period (in millions)	$2,089		$2,180	$2,196	$2,128	$1,762	$2,476
Ratio of net expenses to average net assets (%)	0.71	[r]	0.78	0.76	0.73	0.75	0.72
Ratio of net investment income (loss) to average net assets (%)	0.88	[r]	0.72	1.10	1.00	0.73	0.49
Portfolio turnover (%)	34	[m]	101	71	92 [x]	74	104 [x]

b	Unaudited
e	Certain amounts in 2003 have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust l ("VST") Growth & Income Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Growth & Income Trust II. Additionally, the accounting and performance history of the former VST Growth & Income Fund Series NAV was redesignated as that of Series NAV shares of Growth & Income Trust II.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Health Sciences

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	[a]	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$15.97		$15.44	$13.39	$9.83		$13.54	$12.50		$15.86		$15.37		$13.36	$9.83	$12.90
Net investment income (loss)[h]	(0.06)		(0.13)	(0.12)	(0.10)		(0.08)	(0.07)		(0.07)		(0.16)		(0.15)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.17)		1.81	2.17	3.66		(3.60)	1.11		(0.17)		1.80		2.16	3.65	(2.95)
Total from investment operations	(0.23)		1.68	2.05	3.56		(3.68)	1.04		(0.24)		1.64		2.01	3.53	(3.04)
Less distributions
From net realized gain	(1.49)		(1.15)	—	—		(0.03)	—		(1.49)		(1.15)		—	—	(0.03)
	(1.49)		(1.15)	—	—		(0.03)	—		(1.49)		(1.15)		—	—	(0.03)
Net asset value, end of period	$14.25		$15.97	$15.44	$13.39		$9.83	$13.54		$14.13		$15.86		$15.37	$13.36	$9.83
Total return (%)[k,l]	(1.57)	[m]	12.50	15.31	36.22		(27.24)	8.32	[m]	(1.65)	[m]	12.28		15.04	35.91	(23.63) [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$124		$132	$121	$101		$62	$52		$77		$85		$78	$54	$16
Ratio of net expenses to average net assets (%)	1.18	[r]	1.19	1.18	1.21		1.23	1.44	[r]	1.38	[r]	1.39		1.38	1.41	1.43 [r]
Ratio of gross expenses to average net assets (%)[p]	1.21	[r]	1.22	1.21	1.23		1.25	1.45	[r]	1.41	[r]	1.42		1.41	1.43	1.45 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.73)	[r]	(0.89)	(0.84)	(0.82)		(0.74)	(0.76)	[r]	(0.93)	[r]	(1.09)		(1.04)	(1.04)	(1.02) [r]
Portfolio turnover (%)	26	[m]	67 [x]	48	44		55	81	[m]	26	[m]	67	[x]	48	44	55

	Series III									Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]				6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.94		$15.44	$13.39	$12.64					$15.98		$12.99
Net investment income (loss)[h]	(0.08)		(0.18)	(0.17)	(0.05)					(0.05)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.21)		1.83	2.22	0.80					(0.18)		3.07
Total from investment operations	(0.29)		1.65	2.05	0.75					(0.23)		2.99
Less distributions
From net realized gain	(1.49)		(1.15)	—	—					(1.49)		—
	(1.49)		(1.15)	—	—					(1.49)		—
Net asset value, end of period	$14.16		$15.94	$15.44	$13.39					$14.26		$15.98
Total return (%)[k,l]	(1.98)	[m]	12.29	15.31	5.93	[m]				(1.57)	[m]	23.02	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	— [n]	— [n]	—	[n]				$30		$29
Ratio of net expenses to average net assets (%)	1.53	[r]	1.55	1.53	1.56	[r]				1.13	[r]	1.12	[r]
Ratio of gross expenses to average net assets (%)[p]	2.25	[r]	2.48	5.38	10.76	[r]				1.16	[r]	1.15	[r]
Ratio of net investment income (loss) to average net assets (%)	(1.07)	[r]	(1.25)	(1.19)	(1.31)	[r]				(0.68)	[r]	(0.81)	[r]
Portfolio turnover (%)	26	[m]	67 [x]	48	44					26	[m]	67	[x]

a	Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Income & Value

	Series I										Series II

Period ended	6-30-06	[b]	12-31-05		12-31-04		12-31-03	12-31-02	12-31-01		6-30-06	[b]	12-31-05	12-31-04		12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$11.37		$10.99		$10.35		$8.36	$10.13	$10.56		$11.30		$10.93	$10.31		$8.35	$10.01
Net investment income (loss)[h]	0.11		0.18		0.16		0.13	0.17	0.19		0.10		0.16	0.14		0.11	0.12
Net realized and unrealized gain (loss) on investments	0.04		0.38		0.62		2.04	(1.76)	(0.11)		0.04		0.37	0.62		2.04	(1.60)
Total from investment operations	0.15		0.56		0.78		2.17	(1.59)	0.08		0.14		0.53	0.76		2.15	(1.48)
Less distributions
From net investment income	(0.23)		(0.18)		(0.14)		(0.18)	(0.18)	(0.28)		(0.21)		(0.16)	(0.14)		(0.19)	(0.18)
From net realized gain	—		—		—		—	—	(0.23)		—		—	—		—	—
	(0.23)		(0.18)		(0.14)		(0.18)	(0.18)	(0.51)		(0.21)		(0.16)	(0.14)		(0.19)	(0.18)
Net asset value, end of period	$11.29		$11.37		$10.99		$10.35	$8.36	$10.13		$11.23		$11.30	$10.93		$10.31	$8.35
Total return (%)[k]	1.30	[m]	5.22		7.64		26.48	(15.93)	0.98	[m]	1.21	[m]	4.98	7.42		26.29	(15.02)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$484		$525		$629		$522	$449	$562		$102		$110	$126		$81	$23
Ratio of net expenses to average net assets (%)	0.89	[r]	0.90		0.88	[t]	0.87	0.88	0.87	[r]	1.09	[r]	1.10	1.08	[t]	1.07	1.08	[r]
Ratio of net investment income (loss) to average net assets (%)	1.96	[r]	1.70		1.53		1.45	1.90	1.90	[r]	1.76	[r]	1.50	1.32		1.19	1.55	[r]
Portfolio turnover (%)	33	[m]	54		83	[x]	91	61	70	[m]	33	[m]	54	83	[x]	91	61	[m]

	Series NAV

Period ended	6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$11.37		$10.44
Net investment income (loss)	0.11		0.13
Net realized and unrealized gain (loss) on investments	0.05		0.80
Total from investment operations	0.16		0.93
Less distributions
From net investment income	(0.23)		—
	(0.23)		—
Net asset value, end of period	$11.30		$11.37
Total return (%)	1.42	[m]	8.91	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1
Ratio of net expenses to average net assets (%)	0.84	[r]	0.87	[r]
Ratio of net investment income (loss) to average net assets (%)	2.03	[r]	1.70	[r]
Portfolio turnover (%)	33	[m]	54	[m]

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.
t	The ratios of operating expenses excluding costs incurred in connection with the reorganization were 0.87% and 1.07% for Series I and Series II, respectively.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

International Core (formerly, International Stock)

	Series I							Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01	6-30-06	[b]	12-31-05	12-31-04	12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$12.78		$11.11	$9.69	$7.48	$9.59	$12.81	$12.82		$11.08	$9.68	$7.48	$9.92
Net investment income (loss)[h]	0.19		0.12	0.12	0.08	0.07	0.04	0.18		0.01	0.10	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	1.11		1.64	1.38	2.17	(2.14)	(2.75)	1.12		1.73	1.38	2.20	(2.39)
Total from investment operations	1.30		1.76	1.50	2.25	(2.07)	(2.71)	1.30		1.74	1.48	2.25	(2.40)
Less distributions
From net investment income	(0.08)		(0.09)	(0.08)	(0.04)	(0.04)	(0.02)	(0.06)		—	(0.08)	(0.05)	(0.04)
From net realized gain	(0.61)		—	—	—	—	(0.49)	(0.61)		—	—	—	—
	(0.69)		(0.09)	(0.08)	(0.04)	(0.04)	(0.51)	(0.67)		—	(0.08)	(0.05)	(0.04)
Net asset value, end of period	$13.39		$12.78	$11.11	$9.69	$7.48	$9.59	$13.45		$12.82	$11.08	$9.68	$7.48
Total return (%)[k]	10.13	[m]	15.94	15.59	30.27	(21.69) [l]	(21.54) [l]	10.12	[m]	15.70	15.35	30.26	(24.29)	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$141		$134	$366	$289	$247	$265	$38		$33	$253	$100	$33
Ratio of net expenses to average net assets (%)	1.06	[r]	1.19	1.16	1.17	1.17	1.21	1.26	[r]	1.36	1.36	1.37	1.37	[r]
Ratio of gross expenses to average net assets (%)	1.06	[r]	1.19	1.16	1.17	1.18 [p]	1.22 [p]	1.26	[r]	1.36	1.36	1.37	1.38	[p,r]
Ratio of net investment income (loss) to average net assets (%)	2.83	[r]	1.03	1.18	1.07	0.77	0.42	2.68	[r]	0.05	0.99	0.65	(0.20)	[r]
Portfolio turnover (%)	21	[m]	147	76	159	78	31	21	[m]	147	76	159	78

	Series NAV

Period ended	6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$12.76		$11.44
Net investment income (loss)[h]	0.19		0.17
Net realized and unrealized gain (loss) on investments	1.11		1.27
Total from investment operations	1.30		1.44
Less distributions
From net investment income	(0.08)		(0.12)
From net realized gain	(0.61)		—
	(0.69)		(0.12)
Net asset value, end of period	$13.37		$12.76
Total return (%)[k]	10.15	[m]	12.78 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$924		$702
Ratio of net expenses to average net assets (%)	1.01	[r]	1.19 [r]
Ratio of net investment income (loss) to average net assets (%)	2.91	[r]	1.72 [r]
Portfolio turnover (%)	21	[m]	147

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

International Opportunities

	Series I				Series II

Period ended	6-30-06	[b]	12-31-05	[a]	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$15.53		$12.50		$15.51		$12.50
Net investment income (loss)[h]	0.11		0.02		0.06		0.03
Net realized and unrealized gain (loss) on investments	0.93		3.01		0.99		2.98
Total from investment operations	1.04		3.03		1.05		3.01
Less distributions
From net investment income	(0.10)		—		(0.07)		—
From net realized gain	(0.87)		—		(0.87)		—
	(0.97)		—		(0.94)		—
Net asset value, end of period	$15.60		$15.53		$15.62		$15.51
Total return (%)[k]	6.44	[m]	24.24	[m]	6.51	[m]	24.08	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		—	[n]	$27		$13
Ratio of net expenses to average net assets (%)	1.03	[r]	1.19	[r]	1.23	[r]	1.42	[r]
Ratio of net investment income (loss) to average net assets (%)	1.31	[r]	0.22	[r]	0.75	[r]	0.25	[r]
Portfolio turnover (%)	47	[m]	101	[m]	47	[m]	101	[m]

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.54		$12.50
Net investment income (loss)[h]	0.07		0.14
Net realized and unrealized gain (loss) on investments	0.98		2.90
Total from investment operations	1.05		3.04
Less distributions
From net investment income	(0.11)		—
From net realized gain	(0.87)		—
	(0.98)		—
Net asset value, end of period	$15.61		$15.54
Total return (%)[k]	6.50	[m]	24.32	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$520		$332
Ratio of net expenses to average net assets (%)	0.98	[r]	1.11	[r]
Ratio of net investment income (loss) to average net assets (%)	0.90	[r]	1.48	[r]
Portfolio turnover (%)	47	[m]	101	[m]

a	Series I, Series II and Series NAV shares began operations on 4-29-05.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
n	Less than $500,000.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

International Small Cap

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$19.29		$17.63	$14.56	$9.41		$11.30	$16.40	$19.31		$17.58		$14.54	$9.41	$11.35
Net investment income (loss)[h]	0.23		0.23	0.22	0.08		(0.04)	— [j]	0.22		0.15		0.17	0.05	(0.07)
Net realized and unrealized gain (loss) on investments	1.36		1.59	2.87	5.07		(1.85)	(5.10)	1.38		1.62		2.89	5.08	(1.87)
Total from investment operations	1.59		1.82	3.09	5.15		(1.89)	(5.10)	1.60		1.77		3.06	5.13	(1.94)
Less distributions
From net investment income	(0.23)		(0.16)	(0.02)	—		—	—	(0.20)		(0.04)		(0.02)	—	—
	(0.23)		(0.16)	(0.02)	—		—	—	(0.20)		(0.04)		(0.02)	—	—
Net asset value, end of period	$20.65		$19.29	$17.63	$14.56		$9.41	$11.30	$20.71		$19.31		$17.58	$14.54	$9.41
Total return (%)[k]	8.22	[m]	10.39	21.23	54.73		(16.73)	(31.10)	8.26	[m]	10.10		21.03	54.42	(17.09)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$141		$139	$309	$246		$100	$146	$52		$47		$187	$74	$5
Ratio of net expenses to average net assets (%)	1.14	[r]	1.22	1.24	1.32		1.57	1.60	1.34	[r]	1.41		1.44	1.52	1.77	[r]
Ratio of net investment income (loss) to average net assets (%)	2.22	[r]	1.31	1.44	0.66		(0.40)	(0.01)	2.12	[r]	0.83		1.10	0.41	(0.73)	[r]
Portfolio turnover (%)	25	[m]	47	32	140		501	721	25	[m]	47		32	140	501

	Series III								Series NAV

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$19.29		$17.58	$14.56	$12.69				$19.25		$18.52
Net investment income (loss)[h]	0.19		0.10	0.10	(0.01)				0.21		0.23
Net realized and unrealized gain (loss) on investments	1.36		1.68	2.95	1.88				1.39		0.70
Total from investment operations	1.55		1.78	3.05	1.87				1.60		0.93
Less distributions
From net investment income	(0.18)		(0.07)	(0.03)	—				(0.24)		(0.20)
	(0.18)		(0.07)	(0.03)	—				(0.24)		(0.20)
Net asset value, end of period	$20.66		$19.29	$17.58	$14.56				$20.61		$19.25
Total return (%)[k]	7.99	[l,m]	10.19 [l]	20.98 [l]	14.74	[l,m]			8.28	[m]	5.11	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	— [n]	— [n]	—	[n]			$320		$381
Ratio of net expenses to average net assets (%)	1.49	[r]	1.56	1.63	1.59	[r]			1.09	[r]	1.16	[r]
Ratio of gross expenses to average net assets (%)	2.76	[p,r]	3.17 [p]	3.57 [p]	15.64	[p,r]			1.09	[r]	1.16	[r]
Ratio of net investment income (loss) to average net assets (%)	1.78	[r]	0.54	0.61	(0.19)	[r]			2.05	[r]	1.52	[r]
Portfolio turnover (%)	25	[m]	47	32	140				25	[m]	47

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

International Small Company

	Series NAV
Period ended	6-30-06	[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	0.04
Net realized and unrealized gain (loss) on investments	(1.06)
Total from investment operations	(1.02)
Net asset value, end of period	$11.48
Total return (%)	(8.16)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$179
Ratio of net expenses to average net assets (%)	1.35	[r]
Ratio of net investment income (loss) to average net assets (%)	1.81	[r]
Portfolio turnover (%)	40	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

International Value

	Series I										Series II

Period ended	6-30-06	[b]	12-31-05		12-31-04		12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04		12-31-03		12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$15.99		$14.80		$12.33		$8.60		$10.54	$12.06	$15.94		$14.74		$12.29		$8.60		$10.31
Net investment income (loss)[h]	0.31		0.33		0.21		0.21		0.14	0.14	0.29		0.27		0.19		0.18		0.01
Net realized and unrealized gain (loss) on investments	1.34		1.20		2.42		3.60		(2.01)	(1.34)	1.33		1.22		2.41		3.60		(1.65)
Total from investment operations	1.65		1.53		2.63		3.81		(1.87)	(1.20)	1.62		1.49		2.60		3.78		(1.64)
Less distributions
From net investment income	(0.33)		(0.15)		(0.16)		(0.08)		(0.07)	(0.12)	(0.30)		(0.10)		(0.15)		(0.09)		(0.07)
From net realized gain	(0.79)		(0.19)		—		—		—	(0.20)	(0.79)		(0.19)		—		—		—
	(1.12)		(0.34)		(0.16)		(0.08)		(0.07)	(0.32)	(1.09)		(0.29)		(0.15)		(0.09)		(0.07)
Net asset value, end of period	$16.52		$15.99		$14.80		$12.33		$8.60	$10.54	$16.47		$15.94		$14.74		$12.29		$8.60
Total return (%)[k]	10.46	[l,m]	10.54	[l]	21.54	[l]	44.86	[l]	(17.84)	(9.97)	10.32	[l,m]	10.31	[l]	21.37	[l]	44.52	[l]	(16.00)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$407		$404		$462		$267		$229	$208	$216		$213		$371		$138		$50
Ratio of net expenses to average net assets (%)	0.99	[r]	1.02		1.00		1.12		1.12	1.15	1.19	[r]	1.22		1.20		1.32		1.32	[r]
Ratio of gross expenses to average net assets (%)	1.00	[p,r]	1.06	[p]	1.07	[p]	1.13	[p]	1.12	1.15	1.20	[p,r]	1.26	[p]	1.27	[p]	1.33	[p]	1.32	[r]
Ratio of net investment income (loss) to average net assets (%)	3.72	[r]	2.23		1.64		2.18		1.45	1.32	3.53	[r]	1.80		1.50		1.78		0.09	[r]
Portfolio turnover (%)	21	[m]	76	[x]	29		51		26	33	21	[m]	76	[x]	29		51		26

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$15.94		$15.29
Net investment income (loss)[h]	0.31		0.34
Net realized and unrealized gain (loss) on investments	1.34		0.68
Total from investment operations	1.65		1.02
Less distributions
From net investment income	(0.34)		(0.18)
From net realized gain	(0.79)		(0.19)
	(1.13)		(0.37)
Net asset value, end of period	$16.46		$15.94
Total return (%)[k]	10.48	[l,m]	6.87	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$727		$682
Ratio of net expenses to average net assets (%)	0.94	[r]	0.97	[r]
Ratio of gross expenses to average net assets (%)[p]	0.95	[r]	1.01	[r]
Ratio of net investment income (loss) to average net assets (%)	3.78	[r]	2.65	[r]
Portfolio turnover (%)	21	[m]	76	[x]

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Large Cap

	Series I				Series II

Period ended	6-30-06	[b]	12-31-05	[a]	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$14.13		$12.50		$14.09		$12.50
Net investment income (loss)[h]	0.04		0.05		0.04		0.05
Net realized and unrealized gain (loss) on investments	0.15		1.58		0.15		1.54
Total from investment operations	0.19		1.63		0.19		1.59
Less distributions
From net investment income	(0.03)		—		(0.04)		—
From net realized gain	(0.34)		—		(0.34)		—
	(0.37)		—		(0.38)		—
Net asset value, end of period	$13.95		$14.13		$13.90		$14.09
Total return (%)[k]	1.35	[m]	13.04	[m]	1.32	[m]	12.72	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	—	[n]	$1		$1
Ratio of net expenses to average net assets (%)	0.93	[r]	1.15	[r]	1.13	[r]	1.11	[r]
Ratio of net investment income (loss) to average net assets (%)	0.68	[r]	0.58	[r]	0.61	[r]	0.53	[r]
Portfolio turnover (%)	12	[m]	46	[m]	12	[m]	46	[m]

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$14.12		$12.50
Net investment income (loss)[h]	0.06		0.07
Net realized and unrealized gain (loss) on investments	0.14		1.55
Total from investment operations	0.20		1.62
Less distributions
From net investment income	(0.06)		—
From net realized gain	(0.34)		—
	(0.40)		—
Net asset value, end of period	$13.92		$14.12
Total return (%) [k]	1.41	[m]	12.96	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$160		$125
Ratio of net expenses to average net assets (%)	0.88	[r]	0.94	[r]
Ratio of net investment income (loss) to average net assets (%)	0.87	[r]	0.75	[r]
Portfolio turnover (%)	12	[m]	46	[m]

a	Series I, Series II and Series NAV shares began operations on 4-29-05.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
n	Less than $500,000.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Large Cap Value

	Series I							Series II

Period ended	6-30-06	[b]	12-31-05		12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$21.70		$18.79		$15.66	$12.50		$21.60		$18.74	$15.64	$12.50
Net investment income (loss)[h]	0.06		0.10		0.20	—	[j]	0.04		0.08	0.17	(0.03)
Net realized and unrealized gain (loss) on investments	1.13		2.81		3.19	3.46		1.13		2.78	3.18	3.47
Total from investment operations	1.19		2.91		3.39	3.46		1.17		2.86	3.35	3.44
Less distributions
From net investment income	(0.10)		—		(0.12)	(0.30)		(0.06)		—	(0.11)	(0.30)
From net realized gain	(1.81)		—		(0.14)	—		(1.81)		—	(0.14)	—
	(1.91)		—		(0.26)	(0.30)		(1.87)		—	(0.25)	(0.30)
Net asset value, end of period	$20.98		$21.70		$18.79	$15.66		$20.90		$21.60	$18.74	$15.64
Total return (%)[k]	5.43	[m]	15.49		21.80	27.65	[l,m]	5.37	[m]	15.26	21.53	27.49	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$11		$10		$71	$6		$89		$90	$102	$8
Ratio of net expenses to average net assets (%)	0.95	[r]	0.97		1.03	1.40	[r]	1.15	[r]	1.18	1.23	1.60	[r]
Ratio of gross expenses to average net assets (%)	0.95	[r]	0.97		1.03	2.86	[p,r]	1.15	[r]	1.18	1.23	3.06	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.56	[r]	0.50		1.22	(0.02)	[r]	0.33	[r]	0.39	1.00	(0.27)	[r]
Portfolio turnover (%)	31	[m]	105		109	105	[m]	31	[m]	105	109	105	[m]

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$21.71		$19.80
Net investment income (loss)[h]	0.07		0.10
Net realized and unrealized gain (loss) on investments	1.14		1.81
Total from investment operations	1.21		1.91
Less distributions
From net investment income	(0.11)		—	[j]
From net realized gain	(1.81)		—
	(1.92)		—	[j]
Net asset value, end of period	$21.00		$21.71
Total return (%)[k]	5.52	[m]	9.65	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$240		$146
Ratio of net expenses to average net assets (%)	0.90	[r]	0.91	[r]
Ratio of net investment income (loss) to average net assets (%)	0.64	[r]	0.56	[r]
Portfolio turnover (%)	31	[m]	105

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Managed

	Series NAV

Period ended	6-30-06	[b]	12-31-05 [f]	12-31-04 [g]	12-31-03 [e,g]	12-31-02 [g]	12-31-01	[g]
Per share operating performance
Net asset value, beginning of period	$13.59		$13.58	$12.80	$11.15	$13.08	$13.82
Net investment income (loss)	0.15	[h]	0.26 [h]	0.23	0.21	0.21	0.28
Net realized and unrealized gain (loss) on investments	(0.25)		0.11	0.80	1.89	(1.93)	(0.67)
Total from investment operations	(0.10)		0.37	1.03	2.10	(1.72)	(0.39)
Less distributions
From net investment income	(0.20)		(0.08)	(0.25)	(0.39)	(0.21)	(0.28)
From net realized gain	(0.91)		(0.28)	—	—	—	(0.07)
From capital paid-in	—		—	—	(0.06)	—	—
	(1.11)		(0.36)	(0.25)	(0.45)	(0.21)	(0.35)
Net asset value, end of period	$12.38		$13.59	$13.58	$12.80	$11.15	$13.08
Total return (%)[k]	(0.85)	[m]	2.71	8.18	19.00	(13.23)	(2.84)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,751		$1,901	$2,079	$2,071	$1,937	$2,527
Ratio of net expenses to average net assets (%)	0.76	[r]	0.77	0.77	0.74	0.76	0.73	[r]
Ratio of net investment income (loss) to average net assets (%)	2.27	[r]	1.88	1.87	1.75	1.77	2.10	[r,u]
Portfolio turnover (%)	41	[m]	255	234	216	235	191	[x]

b	Unaudited
e	Certain amounts have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.
u
Had the Fund not amortized premiums and accreted discounts on debt securities, the ratio of net investment income to average net assets would have been 2.29% for the year ended 12-31-01. Periods prior to 1-1-01 have not been restated to reflect this change in presentation

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Mid Cap Core

	Series I							Series II

Period ended	6-30-06	[b]	12-31-05		12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$16.79		$17.36		$15.32	$12.50		$16.70		$17.31	$15.30	$12.50
Net investment income (loss)[h]	0.08		0.05		0.02	(0.01)		0.07		0.05	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.24		0.92		2.16	2.83		0.22		0.88	2.16	2.83
Total from investment operations	0.32		0.97		2.18	2.82		0.29		0.93	2.15	2.80
Less distributions
From net investment income	(0.04)		—		—	—		(0.01)		—	—	—
From net realized gain	(0.49)		(1.54)		(0.14)	—		(0.49)		(1.54)	(0.14)	—
	(0.53)		(1.54)		(0.14)	—		(0.50)		(1.54)	(0.14)	—
Net asset value, end of period	$16.58		$16.79		$17.36	$15.32		$16.50		$16.70	$17.31	$15.30
Total return (%)[k]	1.79	[m]	6.12		14.31	22.56	[m]	1.71	[m]	5.89	14.13	22.40	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$3		$2		$21	$20		$39		$39	$50	$30
Ratio of net expenses to average net assets (%)	0.98	[r]	1.03		1.11	1.21	[r]	1.18	[r]	1.21	1.31	1.41	[r]
Ratio of net investment income (loss) to average net assets (%)	0.93	[r]	0.33		0.12	(0.08)	[r]	0.78	[r]	0.28	(0.04)	(0.27)	[r]
Portfolio turnover (%)	62	[m]	91		72	22	[m]	62	[m]	91	72	22	[m]

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$16.80		$17.61
Net investment income (loss)[h]	0.09		0.09
Net realized and unrealized gain (loss) on investments	0.22		0.64
Total from investment operations	0.31		0.73
Less distributions
From net investment income	(0.05)		—	[j]
From net realized gain	(0.49)		(1.54)
	(0.54)		(1.54)
Net asset value, end of period	$16.57		$16.80
Total return (%)[k]	1.76	[m]	4.69	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$259		$255
Ratio of net expenses to average net assets (%)	0.93	[r]	0.93	[r]
Ratio of net investment income (loss) to average net assets (%)	1.03	[r]	0.72	[r]
Portfolio turnover (%)	62	[m]	91	[m]

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Mid Cap Stock

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$15.57		$14.13	$11.87	$8.34		$10.77	$12.10	$15.47		$14.06	$11.84	$8.34	$10.64
Net investment income (loss)[h]	(0.03)		(0.04)	(0.05)	(0.05)		(0.05)	(0.04)	(0.05)		(0.07)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	0.58		1.99	2.31	3.58		(2.38)	(1.29)	0.58		1.99	2.29	3.58	(2.25)
Total from investment operations	0.55		1.95	2.26	3.53		(2.43)	(1.33)	0.53		1.92	2.22	3.50	(2.30)
Less distributions
From net realized gain	(0.67)		(0.51)	—	—		—	—	(0.67)		(0.51)	—	—	—
	(0.67)		(0.51)	—	—		—	—	(0.67)		(0.51)	—	—	—
Net asset value, end of period	$15.46		$15.57	$14.13	$11.87		$8.34	$10.77	$15.33		$15.47	$14.06	$11.84	$8.34
Total return (%)[k]	3.44	[m]	14.57	19.04	42.33		(22.56)	(10.99)	3.27	[m]	14.42	18.75	41.97	(21.62)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$365		$383	$349	$260		$187	$154	$177		$178	$226	$116	$32
Ratio of net expenses to average net assets (%)	0.94	[r]	0.97	0.96	0.99		1.00	1.00	1.14	[r]	1.17	1.16	1.19	1.20	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.43)	[r]	(0.31)	(0.43)	(0.55)		(0.53)	(0.36)	(0.63)	[r]	(0.52)	(0.58)	(0.75)	(0.70)	[r]
Portfolio turnover (%)	65	[m]	196 [x]	128	132		128	170	65	[m]	196 [x]	128	132	128

	Series III								Series NAV

Period ended	6-30-06[b]		12-31-05	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.53		$14.13	$11.87	$10.75				$15.59		$13.50
Net investment income (loss)[h]	(0.06)		(0.09)	(0.02)	(0.04)				(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	0.59		2.00	2.28	1.16				0.59		2.62
Total from investment operations	0.53		1.91	2.26	1.12				0.56		2.60
Less distributions
From net realized gain	(0.67)		(0.51)	—	—				(0.67)		(0.51)
	(0.67)		(0.51)	—	—				(0.67)		(0.51)
Net asset value, end of period	$15.39		$15.53	$14.13	$11.87				$15.48		$15.59
Total return (%)[k]	3.25	[l,m]	14.27 [l]	19.04 [l]	10.42	[l,m]			3.44	[m]	20.07 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$3	$1	—	[n]			$423		$399
Ratio of net expenses to average net assets (%)	1.29	[r]	1.33	1.31	1.34	[r]			0.89	[r]	0.91 [r]
Ratio of gross expenses to average net assets (%)	1.74	[p,r]	1.82 [p]	2.24 [p]	39.49	[p,r]			0.89	[r]	0.91 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.78)	[r]	(0.63)	(0.12)	(1.05)	[r]			(0.38)	[r]	(0.21) [r]
Portfolio turnover (%)	65	[m]	196 [x]	128	132				65	[m]	196 [x]

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Mid Cap Value

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	[a]	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$18.83		$18.14	$14.65	$11.74		$13.06	$12.50		$18.76		$18.08	$14.62	$11.74	$12.63
Net investment income (loss)[h]	0.06		0.11	0.10	0.09		0.11	0.06		0.04		0.07	0.07	0.07	0.09
Net realized and unrealized gain (loss) on investments	0.08		1.28	3.47	2.87		(1.43)	0.53		0.09		1.28	3.46	2.86	(0.98)
Total from investment operations	0.14		1.39	3.57	2.96		(1.32)	0.59		0.13		1.35	3.53	2.93	(0.89)
Less distributions
From net investment income	(0.13)		(0.08)	(0.08)	(0.05)		—	(0.03)		(0.10)		(0.05)	(0.07)	(0.05)	—
From net realized gain	(3.12)		(0.62)	—	—		—	—		(3.12)		(0.62)	—	—	—
	(3.25)		(0.70)	(0.08)	(0.05)		—	(0.03)		(3.22)		(0.67)	(0.07)	(0.05)	—
Net asset value, end of period	$15.72		$18.83	$18.14	$14.65		$11.74	$13.06		$15.67		$18.76	$18.08	$14.62	$11.74
Total return (%)[k]	0.51	[m]	8.00	24.46	25.36		(10.11)	4.72	[m]	0.43	[m]	7.76	24.22	25.14	(7.05)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$269		$295	$399	$283		$269	$81		$218		$244	$296	$171	$71
Ratio of net expenses to average net assets (%)	0.94	[r]	0.96	0.97	0.99		1.02	1.15	[r]	1.14	[r]	1.16	1.17	1.19	1.22	[r]
Ratio of net investment income (loss) to average net assets (%)	0.63	[r]	0.61	0.61	0.76		0.92	0.75	[r]	0.43	[r]	0.41	0.42	0.54	0.83	[r]
Portfolio turnover (%)	12	[m]	35	19	34		24	23	[m]	12	[m]	35	19	34	24

	Series III									Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]				6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$18.70		$18.08	$14.65	$13.38					$18.83		$18.08
Net investment income (loss)[h]	0.02		0.05	0.03	0.01					0.05		0.10
Net realized and unrealized gain (loss) on investments	0.09		1.27	3.50	1.26					0.09		1.38
Total from investment operations	0.11		1.32	3.53	1.27					0.14		1.48
Less distributions
From net investment income	(0.07)		(0.08)	(0.10)	—					(0.14)		(0.11)
From net realized gain	(3.12)		(0.62)	—	—					(3.12)		(0.62)
	(3.19)		(0.70)	(0.10)	—					(3.26)		(0.73)
Net asset value, end of period	$15.62		$18.70	$18.08	$14.65					$15.71		$18.83
Total return (%)[k]	0.35	[l,m]	7.61 [l]	24.19 [l]	9.49	[l,m]				0.53	[m]	8.51 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$1	$1	—	[n]				$22		$83
Ratio of net expenses to average net assets (%)	1.29	[r]	1.31	1.32	1.34	[r]				0.89	[r]	0.89 [r]
Ratio of gross expenses to average net assets (%)	1.83	[p,r]	1.96 [p]	2.15 [p]	42.62	[p,r]				0.89	[r]	0.89 [r]
Ratio of net investment income (loss) to average net assets (%)	0.25	[r]	0.27	0.21	0.14	[r]				0.56	[r]	0.68 [r]
Portfolio turnover (%)	12	[m]	35	19	34					12	[m]	35

a	Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-05-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Mid Cap Value Equity

	Series NAV

Period ended	6-30-06	[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	0.02
Net realized and unrealized gain (loss) on investments	(0.41)
Total from investment operations	(0.39)
Net asset value, end of period	$12.11
Total return (%)	(3.12)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$86
Ratio of net expenses to average net assets (%)	1.25	[r]
Ratio of net investment income (loss) to average net assets (%)	1.02	[r]
Portfolio turnover (%)	11	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Mid Value

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05 [a]						6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$12.36		$11.05						$12.34		$11.05
Net investment income (loss)[h]	0.04		0.06						0.02		0.03
Net realized and unrealized gain (loss) on investments	0.57		1.42						0.57		1.43
Total from investment operations	0.61		1.48						0.59		1.46
Less distributions
From net investment income	(0.03)		—						(0.01)		—
From net realized gain	(1.02)		(0.17)						(1.02)		(0.17)
	(1.05)		(0.17)						(1.03)		(0.17)
Net asset value, end of period	$11.92		$12.36						$11.90		$12.34
Total return (%)[k,l]	4.91	[m]	13.49	[m]					4.74	[m]	13.30	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1						$10		$5
Ratio of net expenses to average net assets (%)	1.14	[r]	1.17	[r]					1.34	[r]	1.35	[r]
Ratio of gross expenses to average net assets (%)[p]	1.16	[r]	1.19	[r]					1.36	[r]	1.37	[r]
Ratio of net investment income (loss) to average net assets (%)	0.60	[r]	0.66	[r]					0.39	[r]	0.38	[r]
Portfolio turnover (%)	26	[m]	47						26	[m]	47

	Series NAV

Period ended	6-30-06	[b]	12-31-05 [f]		12-31-04 [g]	12-31-03 [e,g]	12-31-02 [e,g]	12-31-01 [g]
Per share operating performance
Net asset value, beginning of period	$12.35		$11.67		$10.98	$8.28	$9.82	$9.82
Net investment income (loss)	0.04	[h]	0.05	[h]	0.06	0.04	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.57		0.81		1.97	3.69	(1.54)	—
Total from investment operations	0.61		0.86		2.03	3.73	(1.50)	0.05
Less distributions
From net investment income	(0.04)		(0.01)		(0.04)	(0.37)	(0.04)	(0.05)
From net realized gain	(1.02)		(0.17)		(1.30)	(0.50)	—	—
From capital paid-in	—		—		—	(0.16)	— [j]	—
	(1.06)		(0.18)		(1.34)	(1.03)	(0.04)	(0.05)
Net asset value, end of period	$11.90		$12.35		$11.67	$10.98	$8.28	$9.82
Total return (%)[k,l]	4.92	[m]	7.39		18.74	45.15	(15.19)	0.53

Ratios and supplemental data
Net assets, end of period (in millions)	$156		$162		$179	$94	$48	$46
Ratio of net expenses to average net assets (%)	1.09	[r]	1.08		1.15	1.15	0.96	0.90
Ratio of gross expenses to average net assets (%)[p]	1.11	[r]	1.10		1.22	1.19	1.12	1.15
Ratio of net investment income (loss) to average net assets (%)	0.61	[r]	0.40		0.50	0.45	0.50	0.52
Portfolio turnover (%)	26	[m]	47		196 [x]	125	125	97

a	Series I and Series II shares began operations on 4-29-05.
b	Unaudited
e	Certain amounts in 2002 and 2003 have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Money Market

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$10.00		$10.00	$10.00	$10.00		$10.00	$10.00	$10.00		$10.00	$10.00	$10.00	$10.00
Net investment income (loss)[h]	0.20		0.26	0.09	0.06		0.12	0.34	0.19		0.25	0.06	0.04	0.08
Total from investment operations	0.20		0.26	0.09	0.06		0.12	0.34	0.19		0.25	0.06	0.04	0.08
Less distributions
From net investment income	(0.20)		(0.26)	(0.09)	(0.06)		(0.12)	(0.34)	(0.19)		(0.25)	(0.06)	(0.04)	(0.08)
	(0.20)		(0.26)	(0.09)	(0.06)		(0.12)	(0.34)	(0.19)		(0.25)	(0.06)	(0.04)	(0.08)
Net asset value, end of period	$10.00		$10.00	$10.00	$10.00		$10.00	$10.00	$10.00		$10.00	$10.00	$10.00	$10.00
Total return (%)[k]	2.04	[m]	2.60	0.90	0.58		1.18	3.59	1.93	[m]	2.50	0.60	0.38	0.89	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2,339		$2,113	$2,186	$1,037		$1,416	$1,485	$420		$231	$186	$183	$202
Ratio of net expenses to average net assets (%)	0.56	[r]	0.56	0.53	0.55		0.55	0.55	0.76	[r]	0.76	0.73	0.75	0.75	[r]
Ratio of net investment income (loss) to average net assets (%)	4.07	[r]	2.63	0.89	0.59		1.17	3.38	3.94	[r]	2.47	0.62	0.38	0.91	[r]

	Series III

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$10.00		$10.00	$10.00	$10.00
Net investment income (loss)[h]	0.18		0.24	0.05	—	[j]
Total from investment operations	0.18		0.24	0.05	—	[j]
Less distributions
From net investment income	(0.18)		(0.24)	(0.05)	—	[j]
	(0.18)		(0.24)	(0.05)	—	[j]
Net asset value, end of period	$10.00		$10.00	$10.00	$10.00
Total return (%)[k,l]	1.86	[m]	2.40	0.46	0.04	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$5		$6	$3	$2
Ratio of net expenses to average net assets (%)	0.91	[r]	0.90	0.88	0.90	[r]
Ratio of gross expenses to average net assets (%)[p]	1.32	[r]	1.45	3.03	8.15	[r]
Ratio of net investment income (loss) to average net assets (%)	3.70	[r]	2.37	0.53	0.14	[r]

a	Series II and Series III shares began operations on 1-28-02 and 9-5-03, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Money Market B

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[f]	12-31-04 [g]	12-31-03 [g]	12-31-02 [g]	12-31-01 [c,g]
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.02	[h]	0.03	[h]	0.01	0.01	0.01	0.04
Total from investment operations	0.02		0.03		0.01	0.01	0.01	0.04
Less distributions
From net investment income	(0.02)		(0.03)		(0.01)	(0.01)	(0.01)	(0.04)
	(0.02)		(0.03)		(0.01)	(0.01)	(0.01)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (%)[k]	2.15	[l,m]	2.97	[l]	1.09	0.95	1.48	3.93

Ratios and supplemental data
Net assets, end of period (in millions)	$505		$442		$472	$682	$918	$746
Ratio of net expenses to average net assets (%)	0.28	[r]	0.28		0.33	0.31	0.32	0.32
Ratio of gross expenses to average net assets (%)	0.54	[p,r]	0.50	[p]	0.33	0.31	0.32	0.32
Ratio of net investment income (loss) to average net assets (%)	4.31	[r]	2.91		1.05	0.95	1.46	3.72

b	Unaudited
c	Per share amounts have been restated to reflect a 10-for-1 stock split effective 5-01-01.
f
Effective 04-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total return would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Natural Resources

	Series I						Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$31.50		$21.96	$18.00	$12.50		$31.32		$21.89	$17.98	$12.50
Net investment income (loss)[h]	0.21		0.13	0.12	0.05		0.18		0.10	0.08	0.02
Net realized and unrealized gain (loss) on investments	5.24		9.97	4.19	5.45		5.20		9.89	4.17	5.46
Total from investment operations	5.45		10.10	4.31	5.50		5.38		9.99	4.25	5.48
Less distributions
From net investment income	(0.19)		—	(0.02)	—		(0.14)		—	(0.01)	—
From net realized gain	(6.27)		(0.56)	(0.33)	—		(6.27)		(0.56)	(0.33)	—
	(6.46)		(0.56)	(0.35)	—		(6.41)		(0.56)	(0.34)	—
Net asset value, end of period	$30.48		$31.50	$21.96	$18.00		$30.29		$31.32	$21.89	$17.98
Total return (%)[k]	17.11	[m]	46.77	24.32	44.00	[m]	17.01	[m]	46.42	24.05	43.84	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$22		$15	$226	$90		$249		$204	$318	$75
Ratio of net expenses to average net assets (%)	1.11	[r]	1.11	1.13	1.21	[r]	1.31	[r]	1.32	1.33	1.41	[r]
Ratio of net investment income (loss) to average net assets (%)	1.34	[r]	0.52	0.63	0.54	[r]	1.14	[r]	0.39	0.41	0.23	[r]
Portfolio turnover (%)	9	[m]	38	20	23	[m]	9	[m]	38	20	23	[m]

	Series III						Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$31.32		$21.90	$18.00	$14.72		$31.40		$25.42
Net investment income (loss)[h]	0.16		0.05	0.04	(0.01)		0.22		0.17
Net realized and unrealized gain (loss) on investments	5.18		9.95	4.22	3.29		5.21		6.46
Total from investment operations	5.34		10.00	4.26	3.28		5.43		6.63
Less distributions
From net investment income	(0.10)		(0.02)	(0.03)	—		(0.20)		(0.09)
From net realized gain	(6.27)		(0.56)	(0.33)	—		(6.27)		(0.56)
	(6.37)		(0.58)	(0.36)	—		(6.47)		(0.65)
Net asset value, end of period	$30.29		$31.32	$21.90	$18.00		$30.36		$31.40
Total return (%)[k]	16.89	[l,m]	46.49 [l]	24.04 [l]	22.28	[l,m]	17.14	[m]	26.89 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$1	—	[n]	$690		$496
Ratio of net expenses to average net assets (%)	1.46	[r]	1.48	1.48	1.56	[r]	1.06	[r]	1.06 [r]
Ratio of gross expenses to average net assets (%)	1.93	[p,r]	2.08 [p]	2.87 [p]	45.65	[p,r]	1.06	[r]	1.06 [r]
Ratio of net investment income (loss) to average net assets (%)	0.97	[r]	0.19	0.19	(0.20)	[r]	1.36	[r]	0.75 [r]
Portfolio turnover (%)	9	[m]	38	20	23	[m]	9	[m]	38

a	Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-05-03 and 2-28-05 respectively
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Overseas Equity

	Series I											Series II

Period ended	6-30-06 [b]		12-31-05 [a]									6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$12.57		$10.47									$12.51		$10.47
Net investment income (loss)[h]	0.14		(0.01)									0.10		(0.02)
Net realized and unrealized gain (loss) on investments	0.63		2.37									0.66		2.32
Total from investment operations	0.77		2.36									0.76		2.30
Less distributions
From net investment income	(0.08)		—									(0.06)		—
From net realized gain	(0.45)		(0.26)									(0.45)		(0.26)
	(0.53)		(0.26)									(0.51)		(0.26)
Net asset value, end of period	$12.81		$12.57									$12.75		$12.51
Total return (%)[k]	6.06	[m]	22.75	[m]								5.93	[m]	22.17	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[n]								$7		$5
Ratio of net expenses to average net assets (%)	1.20	[r]	1.69	[r]								1.40	[r]	1.87	[r]
Ratio of net investment income (loss) to average net assets (%)	2.15	[r]	(0.13)	[r]								1.64	[r]	(0.24)	[r]
Portfolio turnover (%)	13	[m]	34									13	[m]	34

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[f]	12-31-04	[g]	12-31-03	[e,g]	12-31-02	[g]	12-31-01 [g]
Per share operating performance
Net asset value, beginning of period	$12.51		$10.87		$9.85		$7.56		$9.30		$11.85
Net investment income (loss)	0.12	[h]	0.14	[h]	0.07		0.08		0.07		0.06
Net realized and unrealized gain (loss) on investments	0.65		1.82		1.01		2.34		(1.75)		(2.53)
Total from investment operations	0.77		1.96		1.08		2.42		(1.68)		(2.47)
Less distributions
From net investment income	(0.12)		(0.06)		(0.06)		(0.13)		(0.06)		(0.05)
From net realized gain	(0.45)		(0.26)		—		—		—		—
From capital paid-in	—		—		—		—	[j]	—		(0.03)
	(0.57)		(0.32)		(0.06)		(0.13)		(0.06)		(0.08)
Net asset value, end of period	$12.70		$12.51		$10.87		$9.85		$7.56		$9.30
Total return (%)[k]	6.00	[m]	18.31		11.02	[l]	32.36	[l]	(18.22)	[l]	(20.93) [l]

Ratios and supplemental data
Net assets, end of period (in millions)	$442		$244		$245		$126		$87		$84
Ratio of net expenses to average net assets (%)	1.15	[r]	1.33		1.53		1.23		1.24		1.00
Ratio of gross expenses to average net assets (%)	1.15	[r]	1.33		1.64	[p]	1.44	[p]	1.55	[p]	1.16 [p]
Ratio of net investment income (loss) to average net assets (%)	1.96	[r]	1.22		0.24		0.95		0.69		0.64
Portfolio turnover (%)	13	[m]	34		103	[x]	41		78	[x]	33

a	Series I and Series II shares began operations on 4-29-05.
b	Unaudited
e	Certain amounts have been reclassified to permit comparison.
f
Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Pacific Rim

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04		12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$11.84		$9.50	$8.14		$5.81		$6.65	$8.20	$11.79		$9.47		$8.12	$5.81	$6.63
Net investment income (loss)[h]	0.06		0.11	0.05		0.05		0.02	0.02	0.04		0.09		0.03	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	0.36		2.31	1.35		2.29		(0.85)	(1.54)	0.37		2.30		1.36	2.30	(0.79)
Total from investment operations	0.42		2.42	1.40		2.34		(0.83)	(1.52)	0.41		2.39		1.39	2.33	(0.81)
Less distributions
From net investment income	(0.11)		(0.08)	(0.04)		(0.01)		(0.01)	(0.03)	(0.09)		(0.07)		(0.04)	(0.02)	(0.01)
	(0.11)		(0.08)	(0.04)		(0.01)		(0.01)	(0.03)	(0.09)		(0.07)		(0.04)	(0.02)	(0.01)
Net asset value, end of period	$12.15		$11.84	$9.50		$8.14		$5.81	$6.65	$12.11		$11.79		$9.47	$8.12	$5.81
Total return (%)[k]	3.47	[m]	25.75	17.19		40.37		(12.53)	(18.57)	3.41	[m]	25.42		17.09	40.17	(12.27) [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$131		$118	$80		$67		$46	$56	$49		$51		$28	$20	$4
Ratio of net expenses to average net assets (%)	1.02	[r]	1.09	1.13		1.28		1.23	1.23	1.22	[r]	1.29		1.33	1.48	1.43 [r]
Ratio of net investment income (loss) to average net assets (%)	0.93	[r]	1.12	0.52		0.80		0.24	0.32	0.71	[r]	0.87		0.31	0.38	(0.28) [r]
Portfolio turnover (%)	19	[m]	26	43		57		28	76	19	[m]	26		43	57	28

	Series III									Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04		12-31-03	[a]			6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$11.74		$9.47	$8.14		$7.35				$11.88		$9.36
Net investment income (loss)[h]	0.03		0.05	—	[j]	(0.02)				0.06		0.06
Net realized and unrealized gain (loss) on investments	0.37		2.29	1.37		0.81				0.36		2.46
Total from investment operations	0.40		2.34	1.37		0.79				0.42		2.52
Less distributions
From net investment income	(0.07)		(0.07)	(0.04)		—				(0.11)		—
	(0.07)		(0.07)	(0.04)		—				(0.11)		—
Net asset value, end of period	$12.07		$11.74	$9.47		$8.14				$12.19		$11.88
Total return (%)[k]	3.35	[l,m]	24.91 [l]	16.87	[l]	10.75	[l,m]			3.49	[m]	26.92	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$1	—	[n]	—	[n]			$10		$6
Ratio of net expenses to average net assets (%)	1.37	[r]	1.48	1.48		1.63	[r]			0.97	[r]	1.05	[r]
Ratio of gross expenses to average net assets (%)	2.01	[p,r]	2.76 [p]	5.34	[p]	22.22	[p,r]			0.97	[r]	1.05	[r]
Ratio of net investment income (loss) to average net assets (%)	0.44	[r]	0.45	0.03		(0.74)	[r]			1.02	[r]	0.82	[r]
Portfolio turnover (%)	19	[m]	26	43		57				19	[m]	26

a	Series II, Series III, and Series NAV shares began operations on 1-28-02, 9-5-03, and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Quantitative All Cap

	Series I						Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05		12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$16.55		$16.64	$15.05	$12.50		$16.53		$16.63		$15.05	$12.50
Net investment income (loss)[h]	0.08		0.13	0.16	0.02		0.07		0.10		0.09	—	[j]
Net realized and unrealized gain (loss) on investments	0.56		1.27	2.02	3.04		0.56		1.27		2.06	3.05
Total from investment operations	0.64		1.40	2.18	3.06		0.63		1.37		2.15	3.05
Less distributions
From net investment income	—		(0.14)	(0.11)	(0.51)		—		(0.12)		(0.09)	(0.50)
From net realized gain	(0.90)		(1.35)	(0.48)	—		(0.90)		(1.35)		(0.48)	—
	(0.90)		(1.49)	(0.59)	(0.51)		(0.90)		(1.47)		(0.57)	(0.50)
Net asset value, end of period	$16.29		$16.55	$16.64	$15.05		$16.25		$16.53		$16.63	$15.05
Total return (%)[k]	3.82	[m]	8.58	14.91	24.49	[l,m]	3.70	[m]	8.36		14.67	24.38	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$292		$300	$327	$2		$6		$6		$5	$3
Ratio of net expenses to average net assets (%)	0.80	[r]	0.82	0.81	1.30	[r]	1.00	[r]	1.02		1.13	1.50	[r]
Ratio of gross expenses to average net assets (%)	0.80	[r]	0.82	0.81	2.59	[p,r]	1.00	[r]	1.02		1.13	2.81	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.99	[r]	0.77	1.05	0.18	[r]	0.79	[r]	0.58		0.60	(0.02)	[r]
Portfolio turnover (%)	70	[m]	133	158	96	[m]	70	[m]	133		158	96	[m]

	Series III						Series NAV

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$16.56		$16.64	$15.05	$14.08		$16.59		$15.38
Net investment income (loss)[h]	0.05		0.07	0.16	0.06		0.09		0.11
Net realized and unrealized gain (loss) on investments	0.51		1.29	2.02	1.41		0.56		2.26
Total from investment operations	0.56		1.36	2.18	1.47		0.65		2.37
Less distributions
From net investment income	—		(0.09)	(0.11)	(0.50)		—		(0.16)
From net realized gain	(0.90)		(1.35)	(0.48)	—		(0.90)		(1.00)
	(0.90)		(1.44)	(0.59)	(0.50)		(0.90)		(1.16)
Net asset value, end of period	$16.22		$16.56	$16.64	$15.05		$16.34		$16.59
Total return (%)[k]	3.31	[l,m]	8.33 [l]	14.87 [l]	10.42	[l,m]	3.87	[m]	15.35	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$1	$1	—	[n]	—	[n]	—	[n]
Ratio of net expenses to average net assets (%)	1.15	[r]	1.17	1.18	1.65	[r]	0.75	[r]	0.78	[r]
Ratio of gross expenses to average net assets (%)	1.74	[p,r]	1.81 [p]	1.77 [p]	347.32	[p,r]	0.75	[r]	0.78	[r]
Ratio of net investment income (loss) to average net assets (%)	0.57	[r]	0.44	1.08	1.30	[r]	1.10	[r]	0.88	[r]
Portfolio turnover (%)	70	[m]	133	158	96	[m]	70	[m]	133

a	Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Quantitative Mid Cap

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02	12-31-01	[a]	6-30-06	[b]	12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$14.68		$12.92		$10.93	$7.89	$10.20	$12.50		$14.57		$12.85	$10.90	$7.88	$10.03
Net investment income (loss)[h]	0.01		(0.01)		(0.01)	(0.01)	(0.01)	—	[j]	(0.01)		(0.04)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.31		1.77		2.00	3.05	(2.30)	(2.30)		0.31		1.76	1.98	3.05	(2.13)
Total from investment operations	0.32		1.76		1.99	3.04	(2.31)	(2.30)		0.30		1.72	1.95	3.02	(2.15)
Less distributions
From net realized gain	(4.53)		—		—	—	—	—		(4.53)		—	—	—	—
	(4.53)		—		—	—	—	—		(4.53)		—	—	—	—
Net asset value, end of period	$10.47		$14.68		$12.92	$10.93	$7.89	$10.20		$10.34		$14.57	$12.85	$10.90	$7.88
Total return (%)[k]	0.91	[m]	13.62		18.21	38.53	(22.65)	(18.40)	[m]	0.77	[m]	13.39	17.89	38.32	(21.44)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$17		$18		$132	$110	$78	$100		$15		$16	$12	$7	$2
Ratio of net expenses to average net assets (%)	0.90	[r]	0.89		0.89	0.90	0.90	0.90	[r]	1.10	[r]	1.13	1.09	1.10	1.10	[r]
Ratio of net investment income (loss) to average net assets (%)	0.08	[r]	(0.06)		(0.11)	(0.10)	(0.07)	(0.07)	[r]	(0.12)	[r]	(0.29)	(0.30)	(0.30)	(0.31)	[r]
Portfolio turnover (%)	81	[m]	110		157	107	273	320	[m]	81	[m]	110	157	107	273

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$14.69		$12.46
Net investment income (loss)[h]	0.01		—	[j]
Net realized and unrealized gain (loss) on investments	0.31		2.23
Total from investment operations	0.32		2.23
Less distributions
From net realized gain	(4.53)		—
	(4.53)		—
Net asset value, end of period	$10.48		$14.69
Total return (%)[k]	0.91	[m]	17.90	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$13		$12
Ratio of net expenses to average net assets (%)	0.85	[r]	1.05	[r]
Ratio of net investment income (loss) to average net assets (%)	0.14	[r]	(0.01)	[r]
Portfolio turnover (%)	81	[m]	110

a	Series I, Series II and Series NAV shares began operations on 4-30-01, 1-28-02 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Quantitative Value

	Series I					Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	[a]	6-30-06	[b]	12-31-05	12-31-04	[a]
Per share operating performance
Net asset value, beginning of period	$15.16		$14.67	$12.50		$15.18		$14.66	$12.50
Net investment income (loss)[h]	0.12		0.17	0.10		0.10		0.11	0.08
Net realized and unrealized gain (loss) on investments	0.68		1.11	2.07		0.69		1.12	2.08
Total from investment operations	0.80		1.28	2.17		0.79		1.23	2.16
Less distributions
From net investment income	(0.28)		(0.08)	—		(0.25)		—	—
From net realized gain	(2.42)		(0.71)	—		(2.42)		(0.71)	—
	(2.70)		(0.79)	—		(2.67)		(0.71)	—
Net asset value, end of period	$13.26		$15.16	$14.67		$13.30		$15.18	$14.66
Total return (%)[k]	5.36	[m]	9.19	17.36	[m]	5.30	[m]	8.82	17.28	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$183		$4		$3	$43
Ratio of net expenses to average net assets (%)	0.79	[r]	0.80	0.83	[r]	0.99	[r]	1.00	1.03	[r]
Ratio of net investment income (loss) to average net assets (%)	1.67	[r]	1.23	1.13	[r]	1.47	[r]	0.78	0.96	[r]
Portfolio turnover (%)	81	[m]	225	108	[m]	81	[m]	225	108	[m]

	Series NAV

Period ended	6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.15		$14.94
Net investment income (loss)[h]	0.12		0.18
Net realized and unrealized gain (loss) on investments	0.69		0.83
Total from investment operations	0.81		1.01
Less distributions
From net investment income	(0.28)		(0.09)
From net realized gain	(2.42)		(0.71)
	(2.70)		(0.80)
Net asset value, end of period	$13.26		$15.15
Total return (%)[k]	5.46	[m]	7.26 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$327		$191
Ratio of net expenses to average net assets (%)	0.74	[r]	0.76 [r]
Ratio of net investment income (loss) to average net assets (%)	1.70	[r]	1.50 [r]
Portfolio turnover (%)	81	[m]	225

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Real Estate Equity

	Series NAV

Period ended	6-30-06	[a,b]
Per share operating performance
Net asset value, beginning of period	$12.50
Net investment income (loss)[h]	0.07
Net realized and unrealized gain (loss) on investments	0.27
Total from investment operations	0.34
Net asset value, end of period	$12.84
Total return (%)[l]	2.72	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$269
Ratio of net expenses to average net assets (%)	0.93	[r]
Ratio of gross expenses to average net assets (%)[p]	0.95	[r]
Ratio of net investment income (loss) to average net assets (%)	3.40	[r]
Portfolio turnover (%)	43	[m]

a	Series NAV shares began operations on 4-28-06.
b	Unaudited.
h	Based on the average of the shares outstanding.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Real Estate Securities

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$24.87		$26.81	$20.85	$15.44		$15.52	$15.57	$24.84		$26.69		$20.79	$15.43	$15.44
Net investment income (loss)[h]	0.33		0.79	0.76	0.69		0.83	0.75	0.31		0.71		0.74	0.60	0.85
Net realized and unrealized gain (loss) on investments	2.81		1.61	5.74	5.20		(0.38)	(0.30)	2.81		1.65		5.69	5.25	(0.33)
Total from investment operations	3.14		2.40	6.50	5.89		0.45	0.45	3.12		2.36		6.43	5.85	0.52
Less distributions
From net investment income	(0.50)		(0.55)	(0.54)	(0.48)		(0.53)	(0.50)	(0.46)		(0.42)		(0.53)	(0.49)	(0.53)
From net realized gain	(4.77)		(3.79)	—	—		—	—	(4.77)		(3.79)		—	—	—
	(5.27)		(4.34)	(0.54)	(0.48)		(0.53)	(0.50)	(5.23)		(4.21)		(0.53)	(0.49)	(0.53)
Net asset value, end of period	$22.74		$24.87	$26.81	$20.85		$15.44	$15.52	$22.73		$24.84		$26.69	$20.79	$15.43
Total return (%)[k]	13.62	[m]	11.85	32.04	39.15		2.58	3.15	13.54	[m]	11.65		31.77	38.93	3.05	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$277		$265	$612	$448		$303	$221	$140		$131		$374	$168	$49
Ratio of net expenses to average net assets (%)	0.80	[r]	0.81	0.80	0.80		0.84	0.83	1.00	[r]	1.00		1.00	1.00	1.04	[r]
Ratio of net investment income (loss) to average net assets (%)	2.74	[r]	3.31	3.38	3.93		5.28	4.96	2.55	[r]	2.92		3.29	3.33	6.03	[r]
Portfolio turnover (%)	39	[m]	92 [x]	82	30		74	116	39	[m]	92	[x]	82	30	74

	Series III								Series NAV

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$24.68		$26.71	$20.85	$18.87				$24.83		$25.30
Net investment income (loss)[h]	0.27		0.77	0.85	0.12				0.32		0.78
Net realized and unrealized gain (loss) on investments	2.81		1.53	5.57	1.86				2.83		3.14
Total from investment operations	3.08		2.30	6.42	1.98				3.15		3.92
Less distributions
From net investment income	(0.42)		(0.54)	(0.56)	—				(0.51)		(0.60)
From net realized gain	(4.77)		(3.79)	—	—				(4.77)		(3.79)
	(5.19)		(4.33)	(0.56)	—				(5.28)		(4.39)
Net asset value, end of period	$22.57		$24.68	$26.71	$20.85				$22.70		$24.83
Total return (%)[k]	13.48	[l,m]	11.47 [l]	31.68 [l]	10.49	[l,m]			13.72	[m]	18.62	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$2	$2	—	[n]			$376		$828
Ratio of net expenses to average net assets (%)	1.15	[r]	1.16	1.15	1.15	[r]			0.75	[r]	0.75	[r]
Ratio of gross expenses to average net assets (%)	1.64	[p,r]	1.79 [p]	2.45 [p]	11.07	[p,r]			0.75	[r]	0.75	[r]
Ratio of net investment income (loss) to average net assets (%)	2.23	[r]	3.17	3.64	1.94	[r]			2.50	[r]	3.87	[r]
Portfolio turnover (%)	39	[m]	92 [x]	82	30				39	[m]	92	[x]

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Science & Technology

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06 [b]		12-31-05		12-31-04	12-31-03		12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$11.77		$11.53	$11.43	$7.60		$12.83	$23.24	$11.72		$11.51		$11.42	$7.59		$12.61
Net investment income (loss)[h]	(0.02)		(0.07)	(0.03)	(0.07)		(0.08)	(0.13)	(0.03)		(0.09)		(0.05)	(0.10)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.68)		0.31	0.13	3.90		(5.15)	(9.36)	(0.67)		0.30		0.14	3.93		(4.94)
Total from investment operations	(0.70)		0.24	0.10	3.83		(5.23)	(9.49)	(0.70)		0.21		0.09	3.83		(5.02)
Less distributions
From net realized gain	—		—	—	—		—	(0.92)	—		—		—	—		—
	—		—	—	—		—	(0.92)	—		—		—	—		—
Net asset value, end of period	$11.07		$11.77	$11.53	$11.43		$7.60	$12.83	$11.02		$11.72		$11.51	$11.42		$7.59
Total return (%)[k,l]	(5.95)	[m]	2.08	0.87	50.39		(40.76)	(41.25)	(5.97)	[m]	1.82		0.79	50.46		(39.81)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$341		$403	$490	$558		$359	$730	$55		$62		$71	$66		$11
Ratio of net expenses to average net assets (%)	1.14	[r]	1.14	1.13	1.16	[t]	1.15	1.15	1.34	[r]	1.34		1.33	1.36	[t]	1.35	[r]
Ratio of gross expenses to average net assets (%)[p]	1.17	[r]	1.17	1.16	1.19	[t]	1.17	1.16	1.37	[r]	1.37		1.36	1.39	[t]	1.37	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.33)	[r]	(0.59)	(0.28)	(0.79)		(0.87)	(0.80)	(0.53)	[r]	(0.79)		(0.42)	(0.99)		(1.07)	[r]
Portfolio turnover (%)	54	[m]	54	55	56	[x]	59	144	54	[m]	54		55	56	[x]	59

	Series III								Series NAV

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$11.74		$11.53	$11.43	$10.61				$11.78		$10.45
Net investment income (loss)[h]	(0.04)		(0.11)	0.07	(0.03)				(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.67)		0.32	0.03	0.85				(0.67)		1.38
Total from investment operations	(0.71)		0.21	0.10	0.82				(0.69)		1.33
Net asset value, end of period	$11.03		$11.74	$11.53	$11.43				$11.09		$11.78
Total return (%)[l]	(6.05)	[m]	1.82	0.87	7.73	[m]			(5.86)	[m]	12.73	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$1	—	[n]			—	[n]	—	[n]
Ratio of net expenses to average net assets (%)	1.49	[r]	1.50	1.48	1.51	[r]			1.09	[r]	1.10	[r]
Ratio of gross expenses to average net assets (%)[p]	2.01	[r]	2.04	3.21	15.13	[r]			1.12	[r]	1.13	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.67)	[r]	(0.94)	0.69	(1.00)	[r]			(0.30)	[r]	(0.58)	[r]
Portfolio turnover (%)	54	[m]	54	55	56				54	[m]	54

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03, and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
t
The ratios of gross and net operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.

x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Cap

	Series I				Series II

Period ended	6-30-06	[b]	12-31-05 [a]		6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$14.30		$12.50		$14.30		$12.50
Net investment income (loss)[h]	(0.02)		(0.06)		(0.03)		(0.07)
Net realized and unrealized gain (loss) on investments	0.17		1.86		0.16		1.87
Total from investment operations	0.15		1.80		0.13		1.80
Less distributions
From net realized gain	(1.24)		—		(1.24)		—
	(1.24)		—		(1.24)		—
Net asset value, end of period	$13.21		$14.30		$13.19		$14.30
Total return (%)	0.55	[m]	14.40	[m]	0.41	[m]	14.40	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$1		$1		$1
Ratio of net expenses to average net assets (%)	0.96	[r]	0.97	[r]	1.16	[r]	1.18	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.27)	[r]	(0.58)	[r]	(0.45)	[r]	(0.76)	[r]
Portfolio turnover (%)	34	[m]	129	[m]	34	[m]	129	[m]

	Series NAV

Period ended	6-30-06 [b]		12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$14.31		$12.50
Net investment income (loss)[h]	(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	0.17		1.86
Total from investment operations	0.15		1.81
Less distributions
From net realized gain	(1.24)		—
	(1.24)		—
Net asset value, end of period	$13.22		$14.31
Total return (%)	0.55	[m]	14.48	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$185		$146
Ratio of net expenses to average net assets (%)	0.91	[r]	0.92	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.23)	[r]	(0.49)	[r]
Portfolio turnover (%)	34	[m]	129	[m]

a	Series I, Series II and Series NAV shares all began operations on 4-29-05.
b	Unaudited
h	Based on the average of the shares outstanding.
m	Not annualized.
n	Less than $500,000.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Cap Growth

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05 [a]						6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$10.16		$8.06						$10.14		$8.06
Net investment income (loss)[h]	(0.04)		(0.06)						(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	0.64		2.38						0.64		2.37
Total from investment operations	0.60		2.32						0.59		2.30
Less distributions
From net realized gain	—		(0.22)						—		(0.22)
	—		(0.22)						—		(0.22)
Net asset value, end of period	$10.76		$10.16						$10.73		$10.14
Total return (%)[k]	5.91	[m]	29.00 [m]						5.82	[m]	28.75	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$3		$1						$32		$19
Ratio of net expenses to average net assets (%)	1.19	[r]	1.23 [r]						1.39	[r]	1.41	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.73)	[r]	(0.90) [r]						(0.92)	[r]	(1.07)	[r]
Portfolio turnover (%)	80	[m]	140						80	[m]	140

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [f]	12-31-04	[g]	12-31-03 [e,g]	12-31-02 [g]	12-31-01 [g]
Per share operating performance
Net asset value, beginning of period	$10.17		$8.87	$8.10		$6.30	$8.79	$9.14
Net investment income (loss)	(0.04)	[h]	(0.08) [h]	—	[j]	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.64		1.60	0.77		3.07	(2.49)	(0.35)
Total from investment operations	0.60		1.52	0.77		3.04	(2.48)	(0.34)
Less distributions
From net investment income	—		—	—		—	(0.01)	(0.01)
From net realized gain	—		(0.22)	—		—	—	—
From capital paid-in	—		—	—		(1.24)	—	—
	—		(0.22)	—		(1.24)	(0.01)	(0.01)
Net asset value, end of period	$10.77		$10.17	$8.87		$8.10	$6.30	$8.79
Total return (%)[k]	5.90	[m]	17.34	9.45	[l]	48.83 [l]	(28.21) [l]	(3.78) [l]

Ratios and supplemental data
Net assets, end of period (in millions)	$246		$253	$228		$87	$50	$71
Ratio of net expenses to average net assets (%)	1.14	[r]	1.13	1.14		1.11	1.00	1.00
Ratio of gross expenses to average net assets (%)	1.14	[r]	1.13	1.35	[p]	1.21 [p]	1.04 [p]	1.02 [p]
Ratio of net investment income (loss) to average net assets (%)	(0.68)	[r]	(0.84)	(0.71)		(0.59)	0.19	0.06
Portfolio turnover (%)	80	[m]	140	160	[x]	235	45	61

a	Series I and Series II, began operations on 4-29-05.
b	Unaudited
e	Certain amounts have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not Annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Cap Opportunities

	Series I							Series II

Period ended	6-30-06	[b]	12-31-05		12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$22.82		$21.62		$17.50	$12.50		$22.71		$21.55	$17.48	$12.50
Net investment income (loss)[h]	0.12		0.17		0.16	0.10		0.09		0.11	0.15	0.02
Net realized and unrealized gain (loss) on investments	1.45		1.45		4.28	4.90		1.44		1.47	4.24	4.96
Total from investment operations	1.57		1.62		4.44	5.00		1.53		1.58	4.39	4.98
Less distributions
From net investment income	(0.17)		—		(0.02)	—		(0.13)		—	(0.02)	—
From net realized gain	(0.62)		(0.42)		(0.30)	—		(0.62)		(0.42)	(0.30)	—
	(0.79)		(0.42)		(0.32)	—		(0.75)		(0.42)	(0.32)	—
Net asset value, end of period	$23.60		$22.82		$21.62	$17.50		$23.49		$22.71	$21.55	$17.48
Total return (%)[k]	6.83	[m]	7.77		25.78	40.00	[m]	6.69	[m]	7.61	25.48	39.84	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$118		$124		$95	$36		$81		$83	$127	$33
Ratio of net expenses to average net assets (%)	1.08	[r]	1.12		1.13	1.23	[r]	1.28	[r]	1.32	1.33	1.43	[r]
Ratio of net investment income (loss) to average net assets (%)	0.98	[r]	0.76		0.88	0.33	[r]	0.78	[r]	0.49	0.81	0.23	[r]
Portfolio turnover (%)	14	[m]	113	[x]	40	17	[m]	14	[m]	113 [x]	40	17	[m]

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$22.72		$21.40
Net investment income (loss)[h]	0.13		0.18
Net realized and unrealized gain (loss) on investments	1.42		1.67
Total from investment operations	1.55		1.85
Less distributions
From net investment income	(0.18)		(0.11)
From net realized gain	(0.62)		(0.42)
	(0.80)		(0.53)
Net asset value, end of period	$23.47		$22.72
Total return (%)[k]	6.78	[m]	8.98	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$233		$183
Ratio of net expenses to average net assets (%)	1.03	[r]	1.06	[r]
Ratio of net investment income (loss) to average net assets (%)	1.11	[r]	1.00	[r]
Portfolio turnover (%)	14	[m]	113	[x]

a	Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Cap Value

	Series I										Series II

Period ended	6-30-06 [b]		12-31-05 [a]								6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$20.94		$18.45								$20.90		$18.45
Net investment income (loss)[h]	0.06		0.04								0.04		—	[j]
Net realized and unrealized gain (loss) on investments	1.22		2.68								1.22		2.68
Total from investment operations	1.28		2.72								1.26		2.68
Less distributions
From net investment income	(0.01)		—								—		—
From net realized gain	(3.88)		(0.23)								(3.88)		(0.23)
	(3.89)		(0.23)								(3.88)		(0.23)
Net asset value, end of period	$18.34		$20.94								$18.29		$20.90
Total return (%)[k]	6.28	[m]	14.78 [m]								6.20	[m]	14.56	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$3		$1								$46		$34
Ratio of net expenses to average net assets (%)	1.17	[r]	1.18 [r]								1.37	[r]	1.38	[r]
Ratio of net investment income (loss) to average net assets (%)	0.69	[r]	0.27 [r]								0.38	[r]	0.01	[r]
Portfolio turnover (%)	26	[m]	68								26	[m]	68

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [f]	12-31-04	[g]	12-31-03	[g]	12-31-02 [e,g]	12-31-01	[g]
Per share operating performance
Net asset value, beginning of period	$20.94		$19.42	$16.56		$12.55		$13.76	$11.70
Net investment income (loss)	0.06	[h]	0.05 [h]	0.19		0.09		0.08	0.09
Net realized and unrealized gain (loss) on investments	1.22		1.73	3.99		4.66		(0.96)	2.14
Total from investment operations	1.28		1.78	4.18		4.75		(0.88)	2.23
Less distributions
From net investment income	(0.02)		(0.03)	—		—		—	—
From net realized gain	(3.88)		(0.23)	(1.16)		(0.65)		(0.11)	(0.08)
From capital paid-in	—		—	(0.16)		(0.09)		(0.22)	(0.09)
	(3.90)		(0.26)	(1.32)		(0.74)		(0.33)	(0.17)
Net asset value, end of period	$18.32		$20.94	$19.42		$16.56		$12.55	$13.76
Total return (%)[k]	6.27	[m]	9.21	25.45	[l]	37.97	[l]	(6.43)	19.10	[l]

Ratios and supplemental data
Net assets, end of period (in millions)	$261		$265	$247		$190		$120	$103
Ratio of net expenses to average net assets (%)	1.12	[r]	1.10	1.05		1.05		1.04	1.05
Ratio of gross expenses to average net assets (%)	1.12	[r]	1.10	1.06	[p]	1.06	[p]	1.04	1.08	[p]
Ratio of net investment income (loss) to average net assets (%)	0.60	[r]	0.25	1.11		0.67		0.62	0.87
Portfolio turnover (%)	26	[m]	68	33		30		41	60

a	Series I and Series II began operations on 4-29-05.
b	Unaudited
e	Certain amounts have been reclassified to permit comparison.
f
Effective 04-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Value Trust. Additionally, the accounting and performance history of the VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.

g	Audited by previous auditor.
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Company

	Series I					Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	[a]	6-30-06	[b]	12-31-05	12-31-04	[a]
Per share operating performance
Net asset value, beginning of period	$15.76		$15.22	$12.50		$15.70		$15.21	$12.50
Net investment income (loss)[h]	(0.03)		(0.07)	(0.04)		(0.06)		(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	0.66		1.00	2.76		0.68		0.97	2.77
Total from investment operations	0.63		0.93	2.72		0.62		0.88	2.71
Less distributions
From net realized gain	(2.21)		(0.39)	—		(2.21)		(0.39)	—
	(2.21)		(0.39)	—		(2.21)		(0.39)	—
Net asset value, end of period	$14.19		$15.76	$15.22		$14.12		$15.70	$15.21
Total return (%)[k]	3.27	[m]	6.32	21.76	[l,m]	3.22	[m]	5.99	21.68	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$24		$20		$26	$32
Ratio of net expenses to average net assets (%)	1.35	[r]	1.37	1.59	[r]	1.55	[r]	1.61	1.79	[r]
Ratio of gross expenses to average net assets (%)	1.35	[r]	1.37	1.67	[p,r]	1.55	[r]	1.61	1.87	[p,r]
Ratio of net investment income (loss) to average net assets (%)	(0.42)	[r]	(0.49)	(0.47)	[r]	(0.74)	[r]	(0.56)	(0.68)	[r]
Portfolio turnover (%)	70	[m]	183	107	[m]	70	[m]	183	107	[m]

	Series NAV

Period ended	6-30-06	[b]	12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$15.76		$15.46
Net investment income (loss)[h]	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	0.67		0.72
Total from investment operations	0.64		0.69
Less distributions
From net realized gain	(2.21)		(0.39)
	(2.21)		(0.39)
Net asset value, end of period	$14.20		$15.76
Total return (%)[k]	3.33	[m]	4.67 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$46		$40
Ratio of net expenses to average net assets (%)	1.30	[r]	1.34 [r]
Ratio of net investment income (loss) to average net assets (%)	(0.41)	[r]	(0.23) [r]
Portfolio turnover (%)	70	[m]	183

a	Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Company Growth

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.29		$12.50
Net investment income (loss)[h]	(0.05)		(0.02)
Net realized and unrealized gain (loss) on investments	0.90		0.81
Total from investment operations	0.85		0.79
Less distributions
From net realized gain	(0.02)		—
	(0.02)		—
Net asset value, end of period	$14.12		$13.29
Total return (%)[k]	6.37	[m]	6.32	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$81		$58
Ratio of net expenses to average net assets (%)	1.08	[r]	1.13	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.70)	[r]	(0.76)	[r]
Portfolio turnover (%)	31	[m]	7	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Company Value

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02	12-31-01		6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$22.21		$21.18		$17.14	$12.90	$13.80	$12.98		$22.13		$21.10	$17.10	$12.89	$13.83
Net investment income (loss)[h]	0.03		0.03		0.09	0.04	0.08	0.09		0.01		(0.01)	0.06	0.01	0.13
Net realized and unrealized gain (loss) on investments	2.38		1.40		4.20	4.28	(0.88)	0.76		2.36		1.39	4.18	4.29	(0.97)
Total from investment operations	2.41		1.43		4.29	4.32	(0.80)	0.85		2.37		1.38	4.24	4.30	(0.84)
Less distributions
From net investment income	(0.02)		(0.06)		(0.03)	(0.06)	(0.04)	(0.03)		—		(0.01)	(0.02)	(0.07)	(0.04)
From net realized gain	(3.61)		(0.34)		(0.22)	(0.02)	(0.06)	—		(3.61)		(0.34)	(0.22)	(0.02)	(0.06)
	(3.63)		(0.40)		(0.25)	(0.08)	(0.10)	(0.03)		(3.61)		(0.35)	(0.24)	(0.09)	(0.10)
Net asset value, end of period	$20.99		$22.21		$21.18	$17.14	$12.90	$13.80		$20.88		$22.13	$21.10	$17.10	$12.89
Total return (%)[k]	10.67	[l,m]	6.93	[l]	25.31	33.66	(5.93) [l]	6.54	[l]	10.50	[l,m]	6.73 [l]	25.06	33.56	(6.20)	I,m

Ratios and supplemental data
Net assets, end of period (in millions)	$300		$291		$521	$386	$305	$213		$201		$199	$278	$148	$51
Ratio of net expenses to average net assets (%)	1.11	[r]	1.10		1.10	1.11	1.11	1.15		1.31	[r]	1.30	1.30	1.31	1.31	[r]
Ratio of gross expenses to average net assets (%)	1.14	[p,r]	1.12	[p]	1.10	1.11	1.12 [p]	1.16	[p]	1.34	[p,r]	1.32 [p]	1.30	1.31	1.32	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.28	[r]	0.13		0.50	0.26	0.61	0.72		0.08	[r]	(0.03)	0.32	0.06	1.12	[r]
Portfolio turnover (%)	6	[m]	12		9	14	19	119		6	[m]	12	9	14	19

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$22.18		$21.03
Net investment income (loss)[h]	0.04		0.06
Net realized and unrealized gain (loss) on investments	2.37		1.52
Total from investment operations	2.41		1.58
Less distributions
From net investment income	(0.03)		(0.09)
From net realized gain	(3.61)		(0.34)
	(3.64)		(0.43)
Net asset value, end of period	$20.95		$22.18
Total return (%)[k,l]	10.70	[m]	7.72	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$189		$148
Ratio of net expenses to average net assets (%)	1.06	[r]	1.04	[r]
Ratio of gross expenses to average net assets (%)[p]	1.09	[r]	1.06	[r]
Ratio of net investment income (loss) to average net assets (%)	0.34	[r]	0.33	[r]
Portfolio turnover (%)	6	[m]	12

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Special Value

	Series I						Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]	6-30-06 [b]		12-31-05		12-31-04	12-31-03	[a]
Per share operating performance
Net asset value, beginning of period	$19.65		$18.68	$15.82	$12.50		$19.53		$18.62		$15.80	$12.50
Net investment income (loss)[h]	0.03		(0.01)	0.04	(0.04)		0.02		(0.01)		0.02	(0.06)
Net realized and unrealized gain (loss) on investments	1.01		1.05	3.11	3.36		0.99		0.99		3.09	3.36
Total from investment operations	1.04		1.04	3.15	3.32		1.01		0.98		3.11	3.30
Less distributions
From net investment income	(0.01)		—	—	—		—		—		—	—
From net realized gain	(2.00)		(0.07)	(0.29)	—		(2.00)		(0.07)		(0.29)	—
	(2.01)		(0.07)	(0.29)	—		(2.00)		(0.07)		(0.29)	—
Net asset value, end of period	$18.68		$19.65	$18.68	$15.82		$18.54		$19.53		$18.62	$15.80
Total return (%)[k]	5.26	[m]	5.60	20.18	26.56	[l,m]	5.15	[m]	5.30		19.95	26.40	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2	$17	$11		$8		$8		$17	$7
Ratio of net expenses to average net assets (%)	1.13	[r]	1.25	1.33	1.55	[r]	1.33	[r]	1.43		1.53	1.75	[r]
Ratio of gross expenses to average net assets (%)	1.13	[r]	1.25	1.33	1.64	[p,r]	1.33	[r]	1.43		1.53	1.84	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.25	[r]	(0.03)	0.23	(0.44)	[r]	0.17	[r]	(0.08)		0.09	(0.68)	[r]
Portfolio turnover (%)	13	[m]	84	16	26	[m]	13	[m]	84		16	26	[m]

	Series III						Series NAV

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03	[a]	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$19.59		$18.68	$15.82	$14.65		$19.65		$18.43
Net investment income (loss)[h]	—	[j]	(0.05)	0.05	0.01		0.04		0.05
Net realized and unrealized gain (loss) on investments	0.99		1.03	3.10	1.16		0.99		1.24
Total from investment operations	0.99		0.98	3.15	1.17		1.03		1.29
Less distributions
From net investment income	—		—	—	—		(0.01)		—	[j]
From net realized gain	(2.00)		(0.07)	(0.29)	—		(2.00)		(0.07)
	(2.00)		(0.07)	(0.29)	—		(2.01)		(0.07)
Net asset value, end of period	$18.58		$19.59	$18.68	$15.82		$18.68		$19.65
Total return (%)[k]	5.03	[l,m]	5.28 [l]	20.18 [l]	7.99	[l,m]	5.30	[m]	7.05	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$1	— [n]	—	[n]	$92		$69
Ratio of net expenses to average net assets (%)	1.48	[r]	1.61	1.68	1.90	[r]	1.08	[r]	1.20	[r]
Ratio of gross expenses to average net assets (%)	2.08	[p,r]	2.43 [p]	3.39 [p]	208.58	[p,r]	1.08	[r]	1.20	[r]
Ratio of net investment income (loss) to average net assets (%)	(0.01)	[r]	(0.24)	0.28	0.27	[r]	0.46	[r]	0.34	[r]
Portfolio turnover (%)	13	[m]	84	16	26	[m]	13	[m]	84

a	Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Spectrum Income

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$12.71		$12.50
Net investment income (loss)[h]	0.26		0.09
Net realized and unrealized gain (loss) on investments	(0.11)		0.12
Total from investment operations	0.15		0.21
Less distributions
From net investment income	(0.08)		—
From net realized gain	—	[j]	—
	(0.08)		—
Net asset value, end of period	$12.78		$12.71
Total return (%)[k,l]	1.17	[m]	1.68	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$704		$551
Ratio of net expenses to average net assets (%)	0.89	[r]	0.75	[r]
Ratio of gross expenses to average net assets (%)[p]	0.90	[r]	0.77	[r]
Ratio of net investment income (loss) to average net assets (%)	4.08	[r]	3.84	[r]
Portfolio turnover (%)	40	[m]	21	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total return would have been lower had certain expenses not been reduced during the period shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Strategic Opportunities

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02	12-31-01	6-30-06	[b]	12-31-05	12-31-04		12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$11.94		$10.93		$9.74	$7.74	$12.64	$17.52	$11.92		$10.91	$9.71		$7.73	$11.99
Net investment income (loss)[h]	0.02		—	[j]	0.04	0.01	(0.03)	(0.02)	0.01		(0.02)	0.03		(0.01)	—	[j]
Net realized and unrealized gain (loss) on investments	0.53		1.06		1.16	1.99	(4.87)	(2.47)	0.52		1.06	1.17		1.99	(4.26)
Total from investment operations	0.55		1.06		1.20	2.00	(4.90)	(2.49)	0.53		1.04	1.20		1.98	(4.26)
Less distributions
From net investment income	—	[j]	(0.05)		(0.01)	—	—	(0.08)	—		(0.03)	—	[j]	—	—
From net realized gain	—		—		—	—	—	(2.31)	—		—	—		—	—
	—	[j]	(0.05)		(0.01)	—	—	(2.39)	—		(0.03)	—	[j]	—	—
Net asset value, end of period	$12.48		$11.94		$10.93	$9.74	$7.74	$12.64	$12.44		$11.92	$10.91		$9.71	$7.73
Total return (%)[k]	4.53	[m]	9.72		12.32	25.84	(38.77)	(15.25)	4.36	[m]	9.55	12.39		25.61	(35.53)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$409		$434		$495	$534	$514	$1,057	$25		$26	$28		$23	$9
Ratio of net expenses to average net assets (%)	0.91	[r]	0.93		0.92	0.93	0.92	0.91	1.11	[r]	1.13	1.12		1.13	1.12	[r]
Ratio of net investment income (loss) to average net assets (%)	0.33	[r]	0.03		0.40	0.10	(0.28)	(0.12)	0.14	[r]	(0.17)	0.25		(0.13)	0.02	[r]
Portfolio turnover (%)	59	[m]	106		116	185	229	260	59	[m]	106	116		185	229

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$11.95		$9.97
Net investment income (loss)[h]	0.02		0.07
Net realized and unrealized gain (loss) on investments	0.52		1.91
Total from investment operations	0.54		1.98
Less distributions
From net investment income	—	[j]	—
	—	[j]	—
Net asset value, end of period	$12.49		$11.95
Total return (%)	4.55	[m]	19.86	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	—	[n]
Ratio of net expenses to average net assets (%)	0.86	[r]	0.91	[r]
Ratio of net investment income (loss) to average net assets (%)	0.37	[r]	0.87	[r]
Portfolio turnover (%)	59	[m]	106

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
m	Not annualized.
n	Less than $500,000.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Strategic Value

	Series I									Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	[a]	6-30-06 [b]		12-31-05	12-31-04	12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$10.63		$11.79	$10.03	$7.79		$10.70	$12.50		$10.60		$11.74	$10.00	$7.78	$10.27
Net investment income (loss)[h]	0.05		0.08	0.10	0.06		— [j]	(0.02)		0.04		0.05	0.09	0.05	—	[j]
Net realized and unrealized gain (loss) on investments	0.08		(0.14)	1.70	2.18		(2.91)	(1.78)		0.08		(0.13)	1.68	2.18	(2.49)
Total from investment operations	0.13		(0.06)	1.80	2.24		(2.91)	(1.80)		0.12		(0.08)	1.77	2.23	(2.49)
Less distributions
From net investment income	(0.08)		(0.08)	(0.04)	—	[j]	—	—		(0.06)		(0.04)	(0.03)	(0.01)	—
From net realized gain	(0.58)		(1.02)	—	—		—	—		(0.58)		(1.02)	—	—	—
	(0.66)		(1.10)	(0.04)	—	[j]	—	—		(0.64)		(1.06)	(0.03)	(0.01)	—
Net asset value, end of period	$10.10		$10.63	$11.79	$10.03		$7.79	$10.70		$10.08		$10.60	$11.74	$10.00	$7.78
Total return (%)[k]	1.08	[m]	(0.30)	17.98	28.78		(27.20)	(14.40)	[l,m]	1.00	[m]	(0.53)	17.79	28.68	(24.25)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$26		$30	$87	$96		$34	$33		$23		$27	$71	$47	$6
Ratio of net expenses to average net assets (%)	0.96	[r]	0.98	0.99	1.04		1.14	1.40	[r]	1.16	[r]	1.18	1.19	1.24	1.34	[r]
Ratio of gross expenses to average net assets (%)	0.96	[r]	0.98	0.99	1.04		1.14	1.46	[p,r]	1.16	[r]	1.18	1.19	1.24	1.34	[r]
Ratio of net investment income (loss) to average net assets (%)	0.97	[r]	0.72	0.98	0.69		0.04	(0.27)	[r]	0.76	[r]	0.47	0.87	0.55	0.04	[r]
Portfolio turnover (%)	30	[m]	72	96	62		109	86	[m]	30	[m]	72	96	62	109

	Series NAV

Period ended	6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$10.60		$11.50
Net investment income (loss)[h]	0.05		0.08
Net realized and unrealized gain (loss) on investments	0.09		0.16
Total from investment operations	0.14		0.24
Less distributions
From net investment income	(0.09)		(0.12)
From net realized gain	(0.58)		(1.02)
	(0.67)		(1.14)
Net asset value, end of period	$10.07		$10.60
Total return (%)[k]	1.14	[m]	2.24 [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$137		$111
Ratio of net expenses to average net assets (%)	0.91	[r]	0.92 [r]
Ratio of net investment income (loss) to average net assets (%)	1.02	[r]	0.94 [r]
Portfolio turnover (%)	30	[m]	72

a	Series I, Series II and Series NAV shares began operations on 4-30-01, 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

U.S. Core (formerly, Growth & Income)

	Series I								Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$22.71		$23.07	$21.79	$17.40		$23.91	$28.54	$22.60		$22.96		$21.72	$17.39	$23.43
Net investment income (loss)[h]	0.11		0.23	0.27	0.17		0.16	0.12	0.09		0.19		0.23	0.13	0.12
Net realized and unrealized gain (loss) on investments	(0.30)		0.20	1.19	4.41		(5.80)	(3.32)	(0.31)		0.20		1.18	4.41	(5.29)
Total from investment operations	(0.19)		0.43	1.46	4.58		(5.64)	(3.20)	(0.22)		0.39		1.41	4.54	(5.17)
Less distributions
From net investment income	(0.28)		(0.31)	(0.18)	(0.19)		(0.12)	(0.11)	(0.23)		(0.27)		(0.17)	(0.21)	(0.12)
From net realized gain	(2.66)		(0.48)	—	—		(0.75)	(1.32)	(2.66)		(0.48)		—	—	(0.75)
	(2.94)		(0.79)	(0.18)	(0.19)		(0.87)	(1.43)	(2.89)		(0.75)		(0.17)	(0.21)	(0.87)
Net asset value, end of period	$19.58		$22.71	$23.07	$21.79		$17.40	$23.91	$19.49		$22.60		$22.96	$21.72	$17.39
Total return (%)[k]	(1.22)	[m]	2.03	6.77	26.45		(24.33)	(11.28)	(1.34)	[m]	1.84		6.55	26.41	(22.83) [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$949		$1,095	$1,359	$1,553		$1,436	$2,388	$90		$105		$120	$115	$39
Ratio of net expenses to average net assets (%)	0.85	[r]	0.78	0.74	0.75		0.75	0.80	1.05	[r]	0.98		0.94	0.95	0.95 [r]
Ratio of net investment income (loss) to average net assets (%)	1.04	[r]	1.04	1.22	0.92		0.79	0.48	0.84	[r]	0.84		1.04	0.69	0.77 [r]
Portfolio turnover (%)	42	[m]	135	43	39		40	24	42	[m]	135		43	39	40

	Series III								Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]			6-30-06 [b]		12-31-05 [a]
Per share operating performance
Net asset value, beginning of period	$22.54		$22.98	$21.79	$20.21				$22.71		$21.51
Net investment income (loss)[h]	0.09		0.16	0.45	0.04				0.11		0.21
Net realized and unrealized gain (loss) on investments	(0.32)		0.20	0.95	1.54				(0.30)		0.99
Total from investment operations	(0.23)		0.36	1.40	1.58				(0.19)		1.20
Less distributions
From net investment income	(0.20)		(0.32)	(0.21)	—				(0.27)		—
From net realized gain	(2.66)		(0.48)	—	—				(2.66)		—
	(2.86)		(0.80)	(0.21)	—				(2.93)		—
Net asset value, end of period	$19.45		$22.54	$22.98	$21.79				$19.59		$22.71
Total return (%)[k]	(1.40)	[l,m]	1.69 [l]	6.50 [l]	7.82	[l,m]			(1.18)	[m]	5.58	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$1	$1	—	[n]			$1		$1
Ratio of net expenses to average net assets (%)	1.20	[r]	1.13	1.09	1.10	[r]			0.80	[r]	0.79	[r]
Ratio of gross expenses to average net assets (%)	1.85	[p,r]	1.90 [p]	2.26 [p]	57.22	[p,r]			0.80	[r]	0.79	[r]
Ratio of net investment income (loss) to average net assets (%)	0.78	[r]	0.72	2.08	0.67	[r]			1.06	[r]	1.39	[r]
Portfolio turnover (%)	42	[m]	135	43	39				42	[m]	135

a	Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the period shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

U.S. Global Leaders Growth

	Series I						Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04	[a]	6-30-06	[b]	12-31-05		12-31-04	[a]
Per share operating performance
Net asset value, beginning of period	$13.04		$13.17		$12.50		$13.04		$13.16		$12.50
Net investment income (loss)[h]	0.04		0.03		0.07		0.03		0.01		0.07
Net realized and unrealized gain (loss) on investments	(0.81)		0.09		0.66		(0.81)		0.10		0.64
Total from investment operations	(0.77)		0.12		0.73		(0.78)		0.11		0.71
Less distributions
From net investment income	—		(0.02)		(0.06)		—		—		(0.05)
From net realized gain	(0.12)		(0.23)		—		(0.12)		(0.23)		—
	(0.12)		(0.25)		(0.06)		(0.12)		(0.23)		(0.05)
Net asset value, end of period	$12.15		$13.04		$13.17		$12.14		$13.04		$13.16
Total return (%)[k]	(5.94)	[m]	0.87		5.82	[l,m]	(6.01)	[m]	0.78		5.68	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$36		$43		$3		$30		$37		$7
Ratio of net expenses to average net assets (%)	0.78	[r]	0.81		1.26	[r]	0.98	[r]	1.02		1.46	[r]
Ratio of gross expenses to average net assets (%)	0.78	[r]	0.81		1.49	[p,r]	0.98	[r]	1.02		1.69	[p,r]
Ratio of net investment income (loss) to average net assets (%)	0.60	[r]	0.24		0.82	[r]	0.40	[r]	0.06		0.89	[r]
Portfolio turnover (%)	9	[m]	154	[x]	7	[m]	9	[m]	154	[x]	7	[m]

	Series III						Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.01		$12.15				$13.05		$12.79
Net investment income (loss)[h]	0.02		(0.02)				0.04		0.03
Net realized and unrealized gain (loss) on investments	(0.82)		1.11				(0.81)		0.49
Total from investment operations	(0.80)		1.09				(0.77)		0.52
Less distributions
From net investment income	—		—				—	[j]	(0.03)
From net realized gain	(0.12)		(0.23)				(0.12)		(0.23)
	(0.12)		(0.23)				(0.12)		(0.26)
Net asset value, end of period	$12.09		$13.01				$12.16		$13.05
Total return (%)[k]	(6.18)	[l,m]	8.91	[l,m]			(5.93)	[m]	4.00	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	—	[n]			$450		$346
Ratio of net expenses to average net assets (%)	1.13	[r]	1.29	[r]			0.73	[r]	0.76	[r]
Ratio of gross expenses to average net assets (%)	2.72	[p,r]	14.80	[p,r]			0.73	[r]	0.76	[r]
Ratio of net investment income (loss) to average net assets (%)	0.24	[r]	(0.25)	[r]			0.66	[r]	0.31	[r]
Portfolio turnover (%)	9	[m]	154	[x]			9	[m]	154	[x]

a	Series I, Series II, Series III and Series NAV shares began operations on 5-3-04, 5-3-04, 4-29-05 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

U.S. Large Cap

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05		12-31-04		12-31-03	12-31-02	12-31-01	6-30-06 [b]		12-31-05	12-31-04		12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$14.75		$14.00		$12.84		$9.41	$12.61	$13.09	$14.70		$13.92	$12.79		$9.41	$12.35
Net investment income (loss)[h]	0.05		0.07		0.07		0.05	0.05	0.04	0.03		0.05	0.04		0.02	0.03
Net realized and unrealized gain (loss) on investments	0.33		0.74		1.13		3.42	(3.22)	(0.38)	0.33		0.75	1.12		3.41	(2.94)
Total from investment operations	0.38		0.81		1.20		3.47	(3.17)	(0.34)	0.36		0.80	1.16		3.43	(2.91)
Less distributions
From net investment income	(0.09)		(0.06)		(0.04)		(0.04)	(0.03)	(0.05)	(0.06)		(0.02)	(0.03)		(0.05)	(0.03)
From net realized gain	—		—		—		—	—	(0.09)	—		—	—		—	—
	(0.09)		(0.06)		(0.04)		(0.04)	(0.03)	(0.14)	(0.06)		(0.02)	(0.03)		(0.05)	(0.03)
Net asset value, end of period	$15.04		$14.75		$14.00		$12.84	$9.41	$12.61	$14.99		$14.70	$13.92		$12.79	$9.41
Total return (%)[k]	2.54	[m]	5.82		9.39		37.06	(25.18)	(2.54)	2.37	[m]	5.73	9.11		36.68	(23.61) [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$445		$485		$639		$414	$382	$519	$115		$129	$240		$143	$59
Ratio of net expenses to average net assets (%)	0.91	[r]	0.94		0.93	[t]	0.93	0.94	0.93	1.11	[r]	1.14	1.13	[t]	1.13	1.14 [r]
Ratio of net investment income (loss) to average net assets (%)	0.64	[r]	0.50		0.53		0.43	0.43	0.32	0.44	[r]	0.34	0.34		0.21	0.35 [r]
Portfolio turnover (%)	15	[m]	34		46	[x]	34	42	38	15	[m]	34	46	[x]	34	42

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$14.74		$13.89
Net investment income (loss)[h]	0.07		0.02
Net realized and unrealized gain (loss) on investments	0.31		0.91
Total from investment operations	0.38		0.93
Less distributions
From net investment income	(0.11)		(0.08)
	(0.11)		(0.08)
Net asset value, end of period	$15.01		$14.74
Total return (%)[k]	2.55	[m]	6.76	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$313		$2
Ratio of net expenses to average net assets (%)	0.86	[r]	0.79	[r]
Ratio of net investment income (loss) to average net assets (%)	0.96	[r]	0.21	[r]
Portfolio turnover (%)	15	[m]	34

a	Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.
t	The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.
x	Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

U.S. Multi Sector

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.05		$12.50
Net investment income (loss)[h]	0.06		0.02
Net realized and unrealized gain (loss) on investments	(0.27)		0.53
Total from investment operations	(0.21)		0.55
Less distributions
From net investment income	(0.02)		—
From net realized gain	(0.03)		—
	(0.05)		—
Net asset value, end of period	$12.79		$13.05
Total return (%)[k]	(1.67)	[m]	4.40	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,099		$855
Ratio of net expenses to average net assets (%)	0.80	[r]	0.77	[r]
Ratio of net investment income (loss) to average net assets (%)	0.97	[r]	0.84	[r]
Portfolio turnover (%)	34	[m]	5	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Utilities

	Series I									Series II

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	[a]	6-30-06 [b]		12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$13.18		$12.08	$9.43	$7.11		$9.29	$12.50		$13.10		$12.02		$9.39	$7.10	$8.77
Net investment income (loss)[h]	0.17		0.20	0.19	0.13		0.15	0.07		0.16		0.18		0.17	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.84		1.72	2.56	2.29		(2.33)	(3.23)		0.84		1.70		2.55	2.29	(1.79)
Total from investment operations	1.01		1.92	2.75	2.42		(2.18)	(3.16)		1.00		1.88		2.72	2.40	(1.67)
Less distributions
From net investment income	(0.33)		(0.06)	(0.10)	(0.10)		— [j]	(0.05)		(0.31)		(0.04)		(0.09)	(0.11)	—	[j]
From net realized gain	(1.73)		(0.76)	—	—		—	—		(1.73)		(0.76)		—	—	—
	(2.06)		(0.82)	(0.10)	(0.10)		— [j]	(0.05)		(2.04)		(0.80)		(0.09)	(0.11)	—	[j]
Net asset value, end of period	$12.13		$13.18	$12.08	$9.43		$7.11	$9.29		$12.06		$13.10		$12.02	$9.39	$7.10
Total return (%)[k]	8.39	[m]	16.82	29.42	34.53		(23.46)	(25.30)	[l,m]	8.31	[m]	16.56		29.23	34.25	(19.04)	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$91		$89	$60	$34		$21	$18		$54		$54		$38	$20	$7
Ratio of net expenses to average net assets (%)	1.02	[r]	1.09	1.15	1.31		1.28	1.40	[r]	1.22	[r]	1.29		1.35	1.51	1.48	[r]
Ratio of gross expenses to average net assets (%)	1.02	[r]	1.09	1.15	1.31		1.28	1.51	[p,r]	1.22	[r]	1.29		1.35	1.51	1.48	[r]
Ratio of net investment income (loss) to average net assets (%)	2.69	[r]	1.62	1.87	1.64		1.99	1.07	[r]	2.50	[r]	1.43		1.68	1.36	1.83	[r]
Portfolio turnover (%)	50	[m]	100	106	131		89	81	[m]	50	[m]	100		106	131	89

	Series III									Series NAV

Period ended	6-30-06 [b]		12-31-05	12-31-04	12-31-03	[a]				6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.06		$12.03	$9.43	$8.48					$13.17		$11.34
Net investment income (loss)[h]	0.15		0.13	0.18	0.07					0.18		0.13
Net realized and unrealized gain (loss) on investments	0.84		1.72	2.53	0.88					0.85		1.70
Total from investment operations	0.99		1.85	2.71	0.95					1.03		1.83
Less distributions
From net investment income	(0.29)		(0.06)	(0.11)	—					(0.34)		—
From net realized gain	(1.73)		(0.76)	—	—					(1.73)		—
	(2.02)		(0.82)	(0.11)	—					(2.07)		—
Net asset value, end of period	$12.03		$13.06	$12.03	$9.43					$12.13		$13.17
Total return (%)[k]	8.24	[l,m]	16.29 [l]	29.01 [l]	11.20	[l,m]				8.53	[m]	16.14	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	— [n]	— [n]	—	[n]				$5		$3
Ratio of net expenses to average net assets (%)	1.40	[r]	1.45	1.50	1.66	[r]				0.97	[r]	1.04	[r]
Ratio of gross expenses to average net assets (%)	2.08	[p,r]	2.24 [p]	7.03 [p]	347.24	[p,r]				0.97	[r]	1.04	[r]
Ratio of net investment income (loss) to average net assets (%)	2.27	[r]	0.96	1.70	2.39	[r]				2.92	[r]	1.34	[r]
Portfolio turnover (%)	50	[m]	100	106	131					50	[m]	100

a	Series I, Series II, Series III and Series NAV shares began operations on 4-30-01, 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Value

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02	12-31-01	6-30-06	[b]	12-31-05	12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$21.89		$19.57		$17.09	$12.49	$16.47	$16.48	$21.81		$19.50	$17.04	$12.48	$16.26
Net investment income (loss)[h]	0.08		0.08		0.10	0.10	0.14	0.15	0.06		0.04	0.07	0.06	0.12
Net realized and unrealized gain (loss) on investments	1.00		2.36		2.48	4.67	(3.82)	0.40	0.99		2.36	2.48	4.68	(3.60)
Total from investment operations	1.08		2.44		2.58	4.77	(3.68)	0.55	1.05		2.40	2.55	4.74	(3.48)
Less distributions
From net investment income	(0.09)		(0.12)		(0.10)	(0.17)	(0.12)	(0.11)	(0.05)		(0.09)	(0.09)	(0.18)	(0.12)
From net realized gain	(3.21)		—		—	—	(0.18)	(0.45)	(3.21)		—	—	—	(0.18)
	(3.30)		(0.12)		(0.10)	(0.17)	(0.30)	(0.56)	(3.26)		(0.09)	(0.09)	(0.18)	(0.30)
Net asset value, end of period	$19.67		$21.89		$19.57	$17.09	$12.49	$16.47	$19.60		$21.81	$19.50	$17.04	$12.48
Total return (%)[k]	4.80	[m]	12.56		15.18	38.76	(22.80)	3.42	4.67	[m]	12.35	15.04	38.60	(21.87) [m]

Ratios and supplemental data
Net assets, end of period (in millions)	$264		$263		$307	$272	$238	$360	$47		$46	$49	$29	$11
Ratio of net expenses to average net assets (%)	0.83	[r]	0.86		0.85	0.87	0.86	0.86	1.03	[r]	1.06	1.05	1.07	1.06 [r]
Ratio of net investment income (loss) to average net assets (%)	0.74	[r]	0.39		0.58	0.71	0.94	0.92	0.54	[r]	0.20	0.40	0.44	1.02 [r]
Portfolio turnover (%)	25	[m]	67		80	186	52	27	25	[m]	67	80	186	52

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$21.90		$18.90
Net investment income (loss)[h]	0.09		0.11
Net realized and unrealized gain (loss) on investments	0.98		2.89
Total from investment operations	1.07		3.00
Less distributions
From net investment income	(0.09)		—
From net realized gain	(3.21)		—
	(3.30)		—
Net asset value, end of period	$19.67		$21.90
Total return (%)[k]	4.78	[m]	15.87	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$2		$1
Ratio of net expenses to average net assets (%)	0.78	[r]	0.82	[r]
Ratio of net investment income (loss) to average net assets (%)	0.83	[r]	0.77	[r]
Portfolio turnover (%)	25	[m]	67

a	Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Value & Restructuring

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.31		$12.50
Net investment income (loss)[h]	0.09		0.04
Net realized and unrealized gain (loss) on investments	0.59		0.77
Total from investment operations	0.68		0.81
Less distributions
From net investment income	(0.04)		—
From net realized gain	(0.04)		—
	(0.08)		—
Net asset value, end of period	$13.91		$13.31
Total return (%)[k]	5.14	[m]	6.48	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$273		$153
Ratio of net expenses to average net assets (%)	0.89	[r]	0.91	[r]
Ratio of net investment income (loss) to average net assets (%)	1.34	[r]	1.80	[r]
Portfolio turnover (%)	10	[m]	4	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited
h	Based on the average of the shares outstanding.
k	Assumes dividend reinvestment.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Vista

	Series NAV

Period ended	6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.12		$12.50
Net investment income (loss)[h]	—	[j]	(0.01)
Net realized and unrealized gain (loss) on investments	0.86		0.63
Total from investment operations	0.86		0.62
Net asset value, end of period	$13.98		$13.12
Total return (%)	6.55	[m]	4.96	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$94		$69
Ratio of net expenses to average net assets (%)	1.01	[r]	1.00	[r]
Ratio of net investment income (loss) to average net assets (%)	0.04	[r]	(0.30)	[r]
Portfolio turnover (%)	120	[m]	32	[m]

a	Series NAV began operations on 10-24-05.
b	Unaudited
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
m	Not annualized.
r	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 86.59%

Aerospace - 3.45%
Boeing Company	95,900	$7,855,169
Northrop Grumman Corp.	102,200	6,546,932
Raytheon Company	80,600	3,592,342

		17,994,443

Agriculture - 0.51%
Monsanto Company	31,600	2,660,404

Air Travel - 0.20%
Southwest Airlines Company	63,500	1,039,495

Apparel & Textiles - 0.88%
Coach, Inc. *	153,000	4,574,700

Auto Parts - 0.62%
American Axle & Manufacturing Holdings, Inc. (a)	58,100	994,091
TRW Automotive Holdings Corp. *	81,900	2,234,232

		3,228,323
Automobiles - 0.11%
Monaco Coach Corp. (a)	10,500	133,350
Tenneco, Inc. * (a)	17,200	447,200

		580,550
Banking - 5.62%
Bank of America Corp.	300,400	14,449,240
Flagstar Bancorp, Inc. (a)	12,600	201,096
KeyCorp	98,400	3,510,912
US Bancorp	63,600	1,963,968
Wells Fargo Company	136,800	9,176,544

		29,301,760
Biotechnology - 1.58%
Applera Corp.	27,600	892,860
Genentech, Inc. *	53,600	4,384,480
Genzyme Corp. *	5,000	305,250
Millipore Corp. * (a)	34,600	2,179,454
Techne Corp. *	8,900	453,188

		8,215,232
Broadcasting - 0.23%
Clear Channel Communications, Inc.	38,600	1,194,670
Liberty Global, Inc., Series C *	700	14,399

		1,209,069
Business Services - 2.27%
Cadence Design Systems, Inc. *	214,400	3,676,960
Ceridian Corp. *	56,900	1,390,636
Coinstar, Inc. * (a)	8,100	193,914
Harte-Hanks, Inc.	11,800	302,552
Moody’s Corp.	14,300	778,778
R.H. Donnelley Corp. * (a)	8,300	448,781
Robert Half International, Inc.	68,800	2,889,600
Unisys Corp. * (a)	192,800	1,210,784
West Corp. *	19,500	934,245

		11,826,250
Cable and Television - 0.14%
DIRECTV Group, Inc. *	44,200	729,300

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 0.95%
Motorola, Inc.	245,200	$4,940,780

Chemicals - 0.27%
Celanese Corp., Series A	60,300	1,231,326
Terra Industries, Inc. * (a)	26,000	165,620

		1,396,946

Computers & Business Equipment - 2.86%
Cisco Systems, Inc. *	600	11,718
Dell, Inc. *	238,000	5,809,580
Hewlett-Packard Company	229,800	7,280,064
MTS Systems Corp. (a)	9,600	379,296
Western Digital Corp. *	72,600	1,438,206

		14,918,864
Cosmetics & Toiletries - 2.47%
Colgate-Palmolive Company	120,400	7,211,960
Procter & Gamble Company	101,700	5,654,520

		12,866,480
Crude Petroleum & Natural Gas - 2.32%
Cimarex Energy Company (a)	9,752	419,336
Devon Energy Corp.	93,100	5,624,171
Marathon Oil Corp.	72,600	6,047,580

		12,091,087
Domestic Oil - 0.31%
Denbury Resources, Inc. *	47,000	1,488,490
Houston Exploration Company *	2,400	146,856

		1,635,346
Drugs & Health Care - 0.55%
Kos Pharmaceuticals, Inc. * (a)	61,500	2,313,630
Perrigo Company (a)	20,800	334,880
Res-Care, Inc. * (a)	10,800	216,000

		2,864,510
Electrical Utilities - 2.74%
Edison International	11,100	432,900
Exelon Corp.	131,800	7,490,194
FirstEnergy Corp.	116,900	6,337,149

		14,260,243
Electronics - 1.41%
Jabil Circuit, Inc.	109,200	2,795,520
Teleflex, Inc.	84,100	4,543,082

		7,338,602
Financial Services - 6.58%
Bear Stearns Companies, Inc.	26,200	3,670,096
CIT Group, Inc.	14,100	737,289
Citigroup, Inc.	238,400	11,500,416
City Holding Company (a)	1,900	68,666
Franklin Resources, Inc.	18,600	1,614,666
Goldman Sachs Group, Inc.	4,200	631,806
Lehman Brothers Holdings, Inc.	108,000	7,036,200
Merrill Lynch & Company, Inc.	116,800	8,124,608

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
PNC Financial Services Group, Inc.	12,400	$870,108

		34,253,855
Food & Beverages - 4.91%
General Mills, Inc.	20,400	1,053,864
Hormel Foods Corp. (a)	12,200	453,108
Pepsi Bottling Group, Inc.	219,000	7,040,850
PepsiCo, Inc.	172,200	10,338,888
Starbucks Corp. *	177,800	6,713,728

		25,600,438
Forest Products - 0.09%
Rayonier, Inc.	12,700	481,457

Healthcare Products - 0.24%
IDEXX Laboratories, Inc. *	6,000	450,780
Johnson & Johnson	2,800	167,776
Kinetic Concepts, Inc. * (a)	14,200	626,930

		1,245,486
Healthcare Services - 2.46%
Amedisys, Inc. * (a)	9,000	341,100
Express Scripts, Inc. *	61,800	4,433,532
McKesson Corp.	110,100	5,205,528
Sierra Health Services, Inc. * (a)	49,600	2,233,488
Wellpoint, Inc. *	8,000	582,160

		12,795,808
Holdings Companies/Conglomerates - 1.11%
General Electric Company	175,800	5,794,368

Hotels & Restaurants - 0.89%
Applebee’s International, Inc.	19,400	372,868
Brinker International, Inc.	109,000	3,956,700
CEC Entertainment, Inc. * (a)	10,200	327,624

		4,657,192
Industrial Machinery - 0.98%
Cummins, Inc. (a)	41,900	5,122,275

Insurance - 4.02%
Aetna, Inc.	133,200	5,318,676
AFLAC, Inc.	25,300	1,172,655
American Financial Group, Inc.	17,900	767,910
Genworth Financial, Inc.	15,500	540,020
HCC Insurance Holdings, Inc.	87,200	2,567,168
MetLife, Inc.	29,800	1,526,058
Philadelphia Consolidated Holding Corp. *	93,100	2,826,516
Prudential Financial, Inc.	7,400	574,980
W.R. Berkley Corp.	165,288	5,641,262

		20,935,245
International Oil - 6.05%
Anadarko Petroleum Corp.	115,000	5,484,350
ChevronTexaco Corp.	175,300	10,879,118
Exxon Mobil Corp.	139,400	8,552,190
Kerr-McGee Corp.	95,000	6,588,250

		31,503,908

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.36%
eBay, Inc. *	63,900	$1,871,631

Internet Service Provider - 0.75%
Google, Inc., Class A *	5,700	2,390,181
Yahoo!, Inc. *	45,600	1,504,800

		3,894,981
Leisure Time - 0.12%
Walt Disney Company	20,800	624,000

Metal & Metal Products - 0.62%
Southern Copper Corp. (a)	36,400	3,244,332

Mining - 0.85%
Freeport-McMoran Copper & Gold, Inc.,
Class B	66,400	3,679,224
Phelps Dodge Corp.	8,900	731,224

		4,410,448
Newspapers - 0.29%
Dow Jones & Company, Inc. (a)	42,800	1,498,428

Petroleum Services - 0.30%
Veritas DGC, Inc. * (a)	30,200	1,557,716

Pharmaceuticals - 5.36%
AmerisourceBergen Corp.	117,600	4,929,792
Endo Pharmaceutical Holdings, Inc. *	39,500	1,302,710
Gilead Sciences, Inc. *	84,300	4,987,188
Hospira, Inc. *	45,500	1,953,770
Merck & Company, Inc.	89,700	3,267,771
Mylan Laboratories, Inc.	30,800	616,000
Pfizer, Inc.	462,400	10,852,528

		27,909,759
Publishing - 1.45%
John Wiley & Sons, Inc.,Class A	19,600	650,720
McGraw-Hill Companies, Inc.	137,100	6,886,533

		7,537,253
Railroads & Equipment - 1.37%
Union Pacific Corp.	76,900	7,148,624

Real Estate - 1.52%
Apartment Investment & Management
Company, Class A, REIT	9,200	399,740
Equity Office Properties Trust, REIT	21,000	766,710
Equity Residential, REIT	13,700	612,801
Health Care REIT, Inc.	11,300	394,935
Healthcare Realty Trust, Inc., REIT (a)	8,100	257,985
Hospitality Properties Trust, REIT	18,100	794,952
Kimco Realty Corp., REIT	700	25,543
Liberty Property Trust, REIT (a)	13,600	601,120
Pan Pacific Retail Properties, Inc., REIT	7,200	499,464
ProLogis, REIT	8,100	422,172
Regency Centers Corp., REIT	15,800	981,970
Simon Property Group, Inc., REIT	9,400	779,636
Thornburg Mortgage, Inc., REIT (a)	15,300	426,411
United Dominion Realty Trust, Inc., REIT (a)	18,800	526,588
Vornado Realty Trust, REIT	3,600	351,180

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Weingarten Realty Investors, REIT (a)	1,600	$61,248

		7,902,455
Retail Grocery - 0.57%
The Kroger Company	134,700	2,944,542

Retail Trade - 4.42%
Barnes & Noble, Inc.	73,100	2,668,150
Claire’s Stores, Inc.	144,700	3,691,297
J.C. Penney Company, Inc.	78,000	5,265,780
Nordstrom, Inc. (a)	29,600	1,080,400
Payless ShoeSource, Inc. * (a)	23,100	627,627
Sears Holdings Corp. *	24,400	3,778,096
Target Corp.	120,900	5,908,383

		23,019,733
Sanitary Services - 1.55%
Republic Services, Inc.	158,600	6,397,924
Waste Management, Inc.	47,300	1,697,124

		8,095,048
Semiconductors - 3.63%
Intel Corp.	403,300	7,642,535
Lam Research Corp. *	68,300	3,184,146
National Semiconductor Corp.	38,900	927,765
NVIDIA Corp. *	112,900	2,403,641
Texas Instruments, Inc.	157,400	4,767,646

		18,925,733
Software - 0.94%
BMC Software, Inc. *	100	2,390
Microsoft Corp.	209,300	4,876,690

		4,879,080
Steel - 1.61%
Nucor Corp.	84,600	4,589,550
United States Steel Corp.	54,400	3,814,528

		8,404,078

Telecommunications Equipment & Services - 0.88%
Corning, Inc. *	189,600	4,586,424

Telephone - 1.79%
Verizon Communications, Inc.	277,700	9,300,173

Tobacco - 0.49%
Altria Group, Inc.	20,900	1,534,687
Loews Corp. - Carolina Group	19,600	1,006,852

		2,541,539
Toys, Amusements & Sporting Goods - 0.23%
Hasbro, Inc.	67,400	1,220,614

Trucking & Freight - 0.67%
Ryder Systems, Inc.	59,700	3,488,271

TOTAL COMMON STOCKS (Cost $450,242,700)		$451,067,278

All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%

Telecommunications Equipment & Services - 0.00%
Lucent Technologies, Inc.
(Expiration date 12/10/2007; strike price $2.75)	27,106	$7,319

TOTAL WARRANTS (Cost $0)		$7,319

SHORT TERM INVESTMENTS - 3.73%
State Street Navigator Securities Lending Prime Portfolio (c)	$16,395,197	$16,395,197
United States Treasury Bills zero coupon due 07/20/2006 ****	3,050,000	3,043,008

TOTAL SHORT TERM INVESTMENTS
(Cost $19,428,439)		$19,438,205

REPURCHASE AGREEMENTS - 12.72%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $66,271,807 on 07/03/2006, collateralized by $73,630,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $67,575,994, including interest) (c)	$66,250,000	$66,250,000

TOTAL REPURCHASE AGREEMENTS
(Cost $66,250,000)		$66,250,000

Total Investments (All Cap Core Trust)
(Cost $535,921,139) - 103.04%		$536,762,802
Liabilities in Excess of Other Assets - (3.04)%		(15,831,362)

TOTAL NET ASSETS - 100.00%		$520,931,440

All Cap Growth Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.81%

Aerospace - 4.00%
Boeing Company	75,163	$6,156,601
General Dynamics Corp.	64,412	4,216,410
Rockwell Collins, Inc.	37,653	2,103,673
United Technologies Corp.	45,911	2,911,676

		15,388,360
Agriculture - 1.32%
Archer-Daniels-Midland Company	42,926	1,771,985
Monsanto Company	39,347	3,312,624

		5,084,609
Apparel & Textiles - 0.30%
Carter’s, Inc. *	43,932	1,161,123

Banking - 0.75%
Kookmin Bank, ADR	34,500	2,865,570

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting - 0.74%
News Corp.	147,624	$2,831,428

Business Services - 0.51%
Robert Half International, Inc.	46,570	1,955,940

Cellular Communications - 1.86%
QUALCOMM, Inc.	178,436	7,149,931

Computers & Business Equipment - 5.44%
Apple Computer, Inc. *	66,442	3,795,167
Cisco Systems, Inc. *	493,381	9,635,731
EMC Corp. *	124,116	1,361,553
Hewlett-Packard Company	89,576	2,837,768
Seagate Technology * (a)	70,393	1,593,697
Western Digital Corp. *	84,705	1,678,006

		20,901,922
Construction & Mining Equipment - 1.02%
National Oilwell, Inc. *	62,164	3,936,224

Cosmetics & Toiletries - 1.46%
Colgate-Palmolive Company	59,856	3,585,374
Procter & Gamble Company	36,524	2,030,735

		5,616,109
Crude Petroleum & Natural Gas - 1.38%
Occidental Petroleum Corp.	51,782	5,310,244

Drugs & Health Care - 0.98%
Wyeth	84,821	3,766,901

Electrical Equipment - 2.61%
Cooper Industries, Ltd., Class A	21,892	2,034,205
Emerson Electric Company	46,666	3,911,077
Fanuc, Ltd.	21,000	1,885,333
Wesco International, Inc. *	31,684	2,186,196

		10,016,811
Electronics - 2.06%
Amphenol Corp., Class A	51,933	2,906,171
KDDI Corp.	384	2,357,556
Matsushita Electric Industrial Company, Ltd.	125,147	2,639,448

		7,903,175
Financial Services - 7.99%
Charles Schwab Corp.	368,955	5,895,901
Goldman Sachs Group, Inc.	45,563	6,854,042
Janus Capital Group, Inc.	220,738	3,951,210
JPMorgan Chase & Company	157,005	6,594,210
Merrill Lynch & Company, Inc.	77,106	5,363,494
Morgan Stanley	32,434	2,050,153

		30,709,010
Food & Beverages - 1.59%
Burger King Holdings, Inc. * (a)	106,329	1,674,682
PepsiCo, Inc.	73,938	4,439,237

		6,113,919
Healthcare Products - 2.41%
Becton, Dickinson & Company	64,056	3,915,743
Johnson & Johnson	30,603	1,833,732

All Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Varian Medical Systems, Inc. *	73,817	$3,495,235

		9,244,710
Healthcare Services - 2.49%
Cardinal Health, Inc.	70,303	4,522,592
Health Net, Inc. *	69,906	3,157,654
Omnicare, Inc. (a)	39,525	1,874,276

		9,554,522
Holdings Companies/Conglomerates - 1.25%
Textron, Inc.	51,998	4,793,176

Hotels & Restaurants - 1.21%
Darden Restaurants, Inc.	76,467	3,012,800
Ruby Tuesday, Inc. (a)	67,726	1,653,191

		4,665,991
Industrial Machinery - 2.92%
Joy Global, Inc.	73,128	3,809,238
Komatsu, Ltd.	147,770	2,935,913
Parker-Hannifin Corp.	27,434	2,128,878
Terex Corp. *	23,851	2,354,094

		11,228,123

Industrials - 1.41%
ABB, Ltd.	214,029	2,778,349
Mitsui O.S.K. Lines, Ltd. (a)	390,560	2,653,646

		5,431,995
Insurance - 3.33%
Aetna, Inc.	90,930	3,630,835
Assurant, Inc.	81,454	3,942,373
HCC Insurance Holdings, Inc.	77,611	2,284,868
MGIC Investment Corp.	20,291	1,318,915
Millea Holdings, Inc.	88	1,636,959

		12,813,950
Internet Retail - 0.60%
eBay, Inc. *	78,284	2,292,938

Internet Service Provider - 2.34%
Google, Inc., Class A *	19,107	8,012,138
Redback Networks, Inc. * (a)	52,979	971,635

		8,983,773
Leisure Time - 0.50%
Electronic Arts, Inc. *	44,661	1,922,209

Medical-Hospitals - 0.66%
Manor Care, Inc. (a)	53,951	2,531,381

Metal & Metal Products - 1.38%
Companhia Vale Do Rio Doce, ADR	136,000	3,269,440
Precision Castparts Corp.	34,025	2,033,334

		5,302,774
Mining - 2.46%
BHP Billiton, Ltd. (a)	171,807	3,698,188
Phelps Dodge Corp.	26,310	2,161,630
Rio Tinto PLC	68,000	3,594,192

		9,454,010

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

All Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Office Furnishings & Supplies - 1.54%
Office Depot, Inc. *	156,151	$5,933,738

Petroleum Services - 4.24%
Baker Hughes, Inc.	52,696	4,313,167
ENSCO International, Inc.	63,554	2,924,755
GlobalSantaFe Corp. (a)	47,217	2,726,782
McDermott International, Inc. *	53,511	2,433,145
Valero Energy Corp.	58,680	3,903,394

		16,301,243

Pharmaceuticals - 8.01%
Allergan, Inc.	42,338	4,541,174
AstraZeneca PLC, SADR	62,941	3,765,131
Barr Pharmaceuticals, Inc. *	69,911	3,334,055
Caremark Rx, Inc.	56,895	2,837,354
Gilead Sciences, Inc. *	96,800	5,726,688
Novartis AG, ADR	70,016	3,775,263
Roche Holdings AG	41,300	6,814,491

		30,794,156

Railroads & Equipment - 1.57%
Burlington Northern Santa Fe Corp.	76,310	6,047,567

Retail Trade - 9.54%
Aeropostale, Inc. *	113,957	3,292,218
AnnTaylor Stores Corp. *	63,939	2,773,674
Best Buy Company, Inc.	69,961	3,836,661
Circuit City Stores, Inc. (a)	108,078	2,941,883
Costco Wholesale Corp.	52,625	3,006,466
DSW, Inc., Class A * (a)	47,517	1,730,569
Family Dollar Stores, Inc.	144,201	3,522,831
Federated Department Stores, Inc.	102,700	3,758,820
J.C. Penney Company, Inc.	77,787	5,251,400
Limited Brands, Inc.	60,184	1,540,109
PETsMART, Inc.	120,362	3,081,267
Target Corp.	39,643	1,937,353

		36,673,251

Sanitary Services - 0.50%
Waste Management, Inc.	53,444	1,917,571

Semiconductors - 6.60%
Analog Devices, Inc.	215,555	6,927,938
ASML Holding NV * (a)	101,738	2,057,142
Freescale Semiconductor, Inc., Class B *	185,487	5,453,318
Integrated Device Technology, Inc. *	63,022	893,652
Marvell Technology Group, Ltd. *	33,967	1,505,757
Microchip Technology, Inc.	163,989	5,501,831
PMC-Sierra, Inc. * (a)	320,008	3,008,075

		25,347,713

Software - 2.95%
BEA Systems, Inc. *	303,847	3,977,357
Citrix Systems, Inc. *	77,403	3,106,957
Red Hat, Inc. * (a)	143,808	3,365,107
VeriFone Holdings, Inc. * (a)	28,988	883,554

		11,332,975

All Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment & Services - 3.87%
Amdocs, Ltd. *	232,198	$8,498,447
Nokia Oyj, SADR	194,568	3,941,947
Tellabs, Inc. *	182,938	2,434,905

		14,875,299

Telephone - 0.55%
Harris Corp.	51,107	2,121,452

Trucking & Freight - 1.47%
CSX Corp.	57,922	4,080,026
Oshkosh Truck Corp.	33,117	1,573,720

		5,653,746

TOTAL COMMON STOCKS (Cost $351,717,221)		$375,929,539

SHORT TERM INVESTMENTS - 7.29%
State Street Navigator Securities Lending Prime Portfolio (c)	$28,036,089	$28,036,089

TOTAL SHORT TERM INVESTMENTS
(Cost $28,036,089)		$28,036,089

REPURCHASE AGREEMENTS - 1.60%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 4.88% to be repurchased at $6,169,508 on 07/03/2006, collateralized by $6,465,000 Federal Home Loan Bank, 4.375% due 09/17/2010 (valued at $6,291,201, including interest) (c)	$6,167,000	$6,167,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,167,000)		$6,167,000

Total Investments (All Cap Growth Trust)
(Cost $385,920,310) - 106.70%		$410,132,628
Liabilities in Excess of Other Assets - (6.70)%		(25,767,515)

TOTAL NET ASSETS - 100.00%		$384,365,113

All Cap Value Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.25%

Aerospace - 0.47%
General Dynamics Corp.	9,500	$621,870
Moog, Inc., Class A *	13,200	451,704
Woodward Governor Company	12,525	382,138

		1,455,712

Apparel & Textiles - 1.02%
VF Corp.	46,519	3,159,570

Auto Parts - 0.13%
Gentex Corp. (a)	27,800	389,200

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking - 5.42%
Bank of America Corp.	30,701	$1,476,718
Bank of New York Company, Inc.	76,891	2,475,890
Cullen Frost Bankers, Inc.	97,165	5,567,554
Marshall & Ilsley Corp.	80,736	3,692,865
SunTrust Banks, Inc.	28,300	2,158,158
Webster Financial Corp.	31,065	1,473,724

		16,844,909

Business Services - 4.12%
Automatic Data Processing, Inc.	91,771	4,161,815
Cadence Design Systems, Inc. *	345,870	5,931,670
R.R. Donnelley & Sons Company	85,085	2,718,466

		12,811,951

Cable and Television - 1.38%
Comcast Corp.-Special Class A *	131,263	4,302,801

Chemicals - 2.75%
Eastman Chemical Company	34,230	1,848,420
Praxair, Inc.	94,782	5,118,228
Valspar Corp.	60,200	1,589,882

		8,556,530

Commercial Services - 0.53%
Shaw Group, Inc. * (a)	59,121	1,643,564

Computers & Business Equipment - 0.95%
Henry, Jack & Associates, Inc. (a)	41,300	811,958
Sun Microsystems, Inc. *	517,500	2,147,625

		2,959,583

Construction Materials - 0.16%
Simpson Manufacturing, Inc. (a)	13,981	504,015

Containers & Glass - 1.04%
Ball Corp.	46,169	1,710,100
Sonoco Products Company	48,000	1,519,200

		3,229,300

Cosmetics & Toiletries - 0.97%
Procter & Gamble Company	54,306	3,019,414

Domestic Oil - 0.09%
Range Resources Corp.	10,600	288,214

Drugs & Health Care - 1.97%
Wyeth	137,809	6,120,098

Electrical Equipment - 5.09%
AMETEK, Inc.	2,400	113,712
Anixter International, Inc. * (a)	57,611	2,734,218
Cooper Industries, Ltd., Class A	53,300	4,952,636
Emerson Electric Company	58,801	4,928,112
Hubbell, Inc., Class B (a)	64,538	3,075,235

		15,803,913

Electrical Utilities - 2.04%
Ameren Corp. (a)	47,860	2,416,930
Avista Corp. (a)	16,700	381,261
CMS Energy Corp. *	79,840	1,033,130
PNM Resources, Inc.	45,000	1,123,200

All Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
The Southern Company	43,600	$1,397,380

		6,351,901

Electronics - 3.38%
AVX Corp. (a)	201,026	3,174,201
Harman International Industries, Inc.	8,900	759,793
Vishay Intertechnology, Inc. * (a)	242,922	3,821,163
Zebra Technologies Corp., Class A *	80,800	2,760,128

		10,515,285

Financial Services - 0.65%
Citigroup, Inc.	41,722	2,012,669

Food & Beverages - 4.71%
Campbell Soup Company	110,300	4,093,233
Diageo PLC, SADR	58,200	3,931,410
PepsiCo, Inc.	109,921	6,599,657

		14,624,300

Furniture & Fixtures - 0.94%
Ethan Allen Interiors, Inc. (a)	79,509	2,906,054

Gas & Pipeline Utilities - 2.68%
AGL Resources, Inc.	26,000	991,120
El Paso Corp.	213,400	3,201,000
Nicor, Inc. (a)	20,042	831,743
NiSource, Inc.	90,719	1,981,303
UGI Corp.	54,000	1,329,480

		8,334,646

Gold - 1.56%
Barrick Gold Corp.	163,903	4,851,529

Healthcare Products - 0.41%
Boston Scientific Corp. *	31,600	532,144
Zimmer Holdings, Inc. *	13,300	754,376

		1,286,520

Holdings Companies/Conglomerates - 3.06%
General Electric Company	288,621	9,512,948

Hotels & Restaurants - 1.09%
Brinker International, Inc.	68,363	2,481,577
OSI Restaurant Partners, Inc. (a)	26,100	903,060

		3,384,637

Household Appliances - 0.41%
Black & Decker Corp.	15,000	1,266,900

Industrial Machinery - 5.16%
Deere & Company	12,155	1,014,821
Dover Corp.	94,200	4,656,306
IDEX Corp.	26,500	1,250,800
Kennametal, Inc.	13,100	815,475
Parker-Hannifin Corp.	72,896	5,656,729
W.W. Grainger, Inc.	35,060	2,637,564

		16,031,695

Insurance - 2.67%
ACE, Ltd.	6,176	312,444
AFLAC, Inc.	72,138	3,343,596

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

All Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Genworth Financial, Inc.	103,204	$3,595,627
Markel Corp. * (a)	3,000	1,041,000

		8,292,667

International Oil - 6.45%
ChevronTexaco Corp.	63,900	3,965,634
EnCana Corp. (a)	44,900	2,363,536
Exxon Mobil Corp.	223,609	13,718,412

		20,047,582

Internet Software - 1.26%
McAfee, Inc. *	161,401	3,917,202

Life Sciences - 0.81%
Waters Corp. *	56,600	2,513,040

Liquor - 0.65%
Anheuser-Busch Companies, Inc.	44,400	2,024,196

Manufacturing - 4.95%
3M Company	28,600	2,310,022
Carlisle Companies, Inc.	55,023	4,363,324
Eaton Corp.	40,610	3,061,994
Hexcel Corp. * (a)	24,400	383,324
Trinity Industries, Inc. (a)	130,185	5,259,474

		15,378,138

Metal & Metal Products - 2.63%
Crown Holdings, Inc. *	124,771	1,942,684
Quanex Corp. (a)	86,739	3,735,849
Timken Company	74,587	2,499,410

		8,177,943

Mining - 2.80%
Newmont Mining Corp.	164,529	8,708,520

Petroleum Services - 2.16%
BP PLC, SADR	15,100	1,051,111
Halliburton Company	40,971	3,040,458
Schlumberger, Ltd.	22,164	1,443,098
Superior Energy Services, Inc. *	34,300	1,162,770

		6,697,437

Pharmaceuticals - 6.83%
Abbott Laboratories	43,300	1,888,313
GlaxoSmithKline PLC, ADR	73,556	4,104,425
Mylan Laboratories, Inc.	286,402	5,728,040
Novartis AG, ADR	120,230	6,482,802
Pfizer, Inc.	21,156	496,531
Schering-Plough Corp.	59,496	1,132,209
Teva Pharmaceutical Industries, Ltd., SADR	44,500	1,405,755

		21,238,075

Railroads & Equipment - 1.31%
GATX Corp. (a)	56,300	2,392,750
Union Pacific Corp.	18,076	1,680,345

		4,073,095

Real Estate - 1.26%
Host Hotels & Resorts, Inc., REIT	178,498	3,903,751

All Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 1.65%
The Kroger Company	235,266	$5,142,915

Retail Trade - 3.22%
Federated Department Stores, Inc.	157,320	5,757,912
Foot Locker, Inc.	80,300	1,966,547
Pacific Sunwear of California, Inc. * (a)	78,700	1,411,091
Wal-Mart Stores, Inc.	17,783	856,607

		9,992,157

Sanitary Services - 0.83%
Waste Management, Inc.	71,800	2,576,184

Steel - 0.69%
Steel Dynamics, Inc. (a)	32,673	2,147,923

Telecommunications Equipment & Services - 1.35%
ADC Telecommunications, Inc. * (a)	20,172	340,100
Avaya, Inc. *	67,947	775,955
Tellabs, Inc. *	230,303	3,065,333

		4,181,388

Telephone - 2.31%
AT&T, Inc.	86,700	2,418,063
BellSouth Corp.	18,700	676,940
Qwest Communications International, Inc. * (a)	102,100	825,989
Verizon Communications, Inc.	97,694	3,271,772

		7,192,764

Travel Services - 0.56%
Sabre Holdings Corp.	78,445	1,725,790

Trucking & Freight - 1.68%
Heartland Express, Inc. (a)	116,575	2,085,533
Werner Enterprises, Inc. (a)	154,017	3,121,924

		5,207,457

TOTAL COMMON STOCKS (Cost $276,610,359)		$305,306,082

SHORT TERM INVESTMENTS - 13.58%
State Street Navigator Securities Lending Prime Portfolio (c)	$42,197,321	$42,197,321

TOTAL SHORT TERM INVESTMENTS
(Cost $42,197,321)		$42,197,321

REPURCHASE AGREEMENTS - 2.58%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $8,020,639 on 07/03/2006, collateralized by $8,180,000 Federal Home Loan Mortgage Corp., 5.375% due 05/22/2008 (valued at $8,180,000, including interest) (c)	$8,018,000	$8,018,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,018,000)		$8,018,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Total Investments (All Cap Value Trust)
(Cost $326,825,680) - 114.41%	$355,521,403
Liabilities in Excess of Other Assets - (14.41)%	(44,766,387)

TOTAL NET ASSETS - 100.00%	$310,755,016

American Blue Chip Income & Growth Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Trust - Class 2	18,694,879	$197,604,876

TOTAL INVESTMENT COMPANIES (Cost $179,400,249)		$197,604,876

Total Investments (American Blue Chip Income & Growth		$197,604,876
Trust) (Cost $179,400,249) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(14,353)

TOTAL NET ASSETS - 100.00%		$197,590,523

American Bond Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Bond Trust, Class 2	32,398,328	$353,465,761

TOTAL INVESTMENT COMPANIES (Cost $363,204,812)		$353,465,761

Total Investments (American Bond Trust) (Cost $363,204,812) - 100.00%		$353,465,761

Liabilities in Excess of Other Assets - 0.00%		(9,908)

TOTAL NET ASSETS - 100.00%		$353,455,853

American Growth Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth Trust - Class 2	22,673,816	$1,359,068,555

TOTAL INVESTMENT COMPANIES (Cost $1,122,288,611)		$1,359,068,555

Total Investments (American Growth Trust)
(Cost $1,122,288,611) - 100.00%		$1,359,068,555
Liabilities in Excess of Other Assets - 0.00%		(56,263)

TOTAL NET ASSETS - 100.00%		$1,359,012,292

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth-Income Trust - Class 2	27,057,062	$1,042,779,173

TOTAL INVESTMENT COMPANIES (Cost $951,858,725)		$1,042,779,173

Total Investments (American Growth-Income Trust)
(Cost $951,858,725) - 100.00%		$1,042,779,173
Liabilities in Excess of Other Assets - 0.00%		(42,330)

TOTAL NET ASSETS - 100.00%		$1,042,736,843

American International Trust

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American International Trust - Class 2	41,542,009	$821,700,944

TOTAL INVESTMENT COMPANIES (Cost $676,060,924)		$821,700,944

Total Investments (American International Trust)
(Cost $676,060,924) - 100.00%		$821,700,944
Liabilities in Excess of Other Assets - 0.00%		(36,277)

TOTAL NET ASSETS - 100.00%		$821,664,667

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.04%

Advertising - 0.16%
Omnicom Group, Inc.	44,164	$3,934,571

Aerospace - 1.47%
General Dynamics Corp.	293,474	19,210,808
Rockwell Collins, Inc.	152,599	8,525,706
United Technologies Corp.	129,300	8,200,206

		35,936,720

Agriculture - 0.90%
Monsanto Company	260,952	21,969,549

Apparel & Textiles - 0.08%
Cintas Corp. (a)	51,499	2,047,600

Banking - 2.88%
Northern Trust Corp.	345,189	19,088,952
UBS AG	275,049	30,090,677
Wells Fargo Company	316,446	21,227,198

		70,406,827

Biotechnology - 2.62%
Amgen, Inc. *	532,045	34,705,295
Genentech, Inc. *	358,622	29,335,280

		64,040,575

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting - 0.25%
Grupo Televisa SA, SADR	315,100	$6,084,581

Business Services - 2.30%
Automatic Data Processing, Inc.	643,781	29,195,468
First Data Corp.	448,564	20,203,323
Monster Worldwide, Inc. *	87,300	3,724,218
Paychex, Inc.	83,043	3,237,016

		56,360,025

Cable and Television - 1.57%
E.W. Scripps Company, Class A (a)	80,850	3,487,869
Rogers Communications, Inc.	177,284	7,162,274
Time Warner, Inc.	685,514	11,859,392
Viacom, Inc. *	443,210	15,884,646

		38,394,181

Cellular Communications - 1.83%
America Movil S.A. de C.V., Series L	510,451	16,977,600
American Tower Corp., Class A * (a)	718,038	22,345,343
QUALCOMM, Inc.	139,477	5,588,843

		44,911,786

Coal - 0.45%
CONSOL Energy, Inc. (a)	235,400	10,997,888

Computers & Business Equipment - 2.88%
Apple Computer, Inc. *	227,600	13,000,512
Cisco Systems, Inc. *	1,694,218	33,088,078
Dell, Inc. *	505,073	12,328,832
EMC Corp. *	1,092,852	11,988,586

		70,406,008

Cosmetics & Toiletries - 1.43%
Procter & Gamble Company	629,374	34,993,194

Crude Petroleum & Natural Gas - 0.10%
EOG Resources, Inc.	34,400	2,385,296

Domestic Oil - 0.49%
Murphy Oil Corp. (a)	212,858	11,890,248

Drugs & Health Care - 1.28%
Novartis AG	301,166	16,277,250
Wyeth	339,854	15,092,916

		31,370,166

Electronics - 1.36%
Garmin, Ltd. (a)	183,500	19,348,240
Harman International Industries, Inc.	163,960	13,997,265

		33,345,505

Financial Services - 13.31%
Ameriprise Financial, Inc.	84,551	3,776,893
Charles Schwab Corp.	1,227,486	19,615,226
Chicago Merchantile Exchange Holdings, Inc.	16,800	8,251,320
Citigroup, Inc.	1,043,317	50,329,612
Countrywide Financial Corp.	160,100	6,096,608
E*TRADE Financial Corp. *	849,229	19,379,406
Franklin Resources, Inc.	337,465	29,295,337
Goldman Sachs Group, Inc.	203,776	30,654,024

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Legg Mason, Inc.	280,570	$27,922,326
Mellon Financial Corp.	187,161	6,443,953
Merrill Lynch & Company, Inc.	399,390	27,781,568
Morgan Stanley	167,600	10,593,996
SLM Corp.	586,492	31,037,157
State Street Corp. (c)	756,935	43,970,354
TD Ameritrade Holding Corp. *	713,674	10,569,512

		325,717,292

Food & Beverages - 1.63%
PepsiCo, Inc.	483,504	29,029,580
Sysco Corp.	358,295	10,949,495

		39,979,075

Healthcare Products - 3.26%
Alcon, Inc.	28,700	2,828,385
Johnson & Johnson	336,299	20,151,036
Medtronic, Inc.	599,936	28,148,997
St. Jude Medical, Inc. *	384,836	12,476,383
Stryker Corp. (a)	386,979	16,295,686

		79,900,487

Healthcare Services - 5.46%
Cardinal Health, Inc.	149,895	9,642,745
Humana, Inc. *	316,600	17,001,420
Medco Health Solutions, Inc. *	112,000	6,415,360
Quest Diagnostics, Inc.	316,822	18,983,974
UnitedHealth Group, Inc.	1,193,559	53,447,572
Wellpoint, Inc. *	385,272	28,036,244

		133,527,315

Holdings Companies/Conglomerates - 3.70%
General Electric Company	2,747,401	90,554,337

Hotels & Restaurants - 1.46%
Marriott International, Inc., Class A	391,288	14,915,899
Wynn Resorts, Ltd. * (a)	283,427	20,775,199

		35,691,098

Household Products - 0.24%
Fortune Brands, Inc. (a)	84,138	5,974,639

Industrial Machinery - 0.40%
Deere & Company	118,587	9,900,829

Insurance - 3.86%
Aetna, Inc.	200,448	8,003,889
AFLAC, Inc.	82,711	3,833,655
American International Group, Inc.	648,274	38,280,580
Hartford Financial Services Group, Inc.	225,484	19,075,946
Marsh & McLennan Companies, Inc.	321,098	8,634,325
Prudential Financial, Inc.	215,100	16,713,270

		94,541,665

International Oil - 1.19%
Exxon Mobil Corp.	473,338	29,039,286

Internet Retail - 0.98%
Amazon.com, Inc. * (a)	331,689	12,829,731

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail (continued)
eBay, Inc. *	383,135	$11,222,024

		24,051,755

Internet Service Provider - 3.12%
Google, Inc., Class A *	106,166	44,518,589
Yahoo!, Inc. *	964,732	31,836,156

		76,354,745

Internet Software - 0.40%
Juniper Networks, Inc. *	605,321	9,679,083

Leisure Time - 1.73%
Harrah’s Entertainment, Inc.	286,052	20,361,181
International Game Technology, Inc.	580,002	22,005,276

		42,366,457

Manufacturing - 3.71%
Danaher Corp. (a)	913,763	58,773,236
Honeywell International, Inc.	331,105	13,343,532
Illinois Tool Works, Inc.	391,974	18,618,765

		90,735,533

Mining - 0.38%
BHP Billiton, Ltd.	428,559	9,224,839

Petroleum Services - 5.63%
Baker Hughes, Inc. (a)	398,059	32,581,129
Schlumberger, Ltd.	836,692	54,477,016
Smith International, Inc. (a)	844,972	37,575,905
Total SA, ADR	201,308	13,189,700

		137,823,750

Pharmaceuticals - 5.03%
Allergan, Inc.	98,600	10,575,836
Caremark Rx, Inc.	691,103	34,465,306
Gilead Sciences, Inc. *	467,881	27,679,840
GlaxoSmithKline PLC, ADR	66,700	3,721,860
Pfizer, Inc.	686,295	16,107,344
Roche Holdings AG	68,195	11,252,161
Sepracor, Inc. * (a)	338,412	19,336,862

		123,139,209

Publishing - 0.17%
McGraw-Hill Companies, Inc.	83,752	4,206,863

Railroads & Equipment - 0.34%
Union Pacific Corp.	89,994	8,365,842

Retail Trade - 6.33%
Best Buy Company, Inc.	136,540	7,487,854
CVS Corp.	399,902	12,276,991
Home Depot, Inc.	825,348	29,539,205
Kohl’s Corp. *	631,330	37,324,230
Target Corp.	551,922	26,972,428
Wal-Mart Stores, Inc.	856,064	41,236,603

		154,837,311

Semiconductors - 6.00%
Analog Devices, Inc.	495,443	15,923,538
Applied Materials, Inc.	774,800	12,613,744

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Intel Corp.	425,992	$8,072,549
Linear Technology Corp.	522,690	17,504,888
Marvell Technology Group, Ltd. *	498,905	22,116,459
Maxim Integrated Products, Inc.	981,372	31,511,855
Texas Instruments, Inc.	622,118	18,843,954
Xilinx, Inc.	896,325	20,301,761

		146,888,748

Software - 4.31%
Adobe Systems, Inc. *	375,275	11,393,349
Intuit, Inc. *	267,011	16,124,794
Microsoft Corp.	2,379,740	55,447,942
Oracle Corp. *	1,554,962	22,531,400

		105,497,485

Telecommunications Equipment & Services - 2.53%
Corning, Inc. *	645,615	15,617,427
Ericsson LM, Series B	2,636,600	8,697,550
Nokia Oyj, SADR	1,231,828	24,956,835
Telus Corp., Non Voting Shares	315,918	12,756,769

		62,028,581

Travel Services - 1.43%
American Express Company	657,752	35,005,561

Trucking & Freight - 0.39%
United Parcel Service, Inc., Class B	116,922	9,626,188

TOTAL COMMON STOCKS (Cost $2,172,172,375)		$2,424,132,693

SHORT TERM INVESTMENTS - 3.82%
State Street Navigator Securities
Lending Prime Portfolio (c)	$70,485,910	$70,485,910
T. Rowe Price Reserve Investment Fund (c)	23,142,440	23,142,440

TOTAL SHORT TERM INVESTMENTS
(Cost $93,628,350)		$93,628,350

REPURCHASE AGREEMENTS - 0.10%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $2,358,776 on 07/03/2006, collateralized by $2,410,000 Federal Home Loan Mortgage Corp., 6.00% due 06/27/2011 (valued at $2,410,000, including interest) (c)	$2,358,000	$2,358,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,358,000)		$2,358,000

Total Investments (Blue Chip Growth Trust)
(Cost $2,268,158,725) - 102.96%		$2,520,119,043
Liabilities in Excess of Other Assets - (2.96)%		(72,439,536)

TOTAL NET ASSETS - 100.00%		$2,447,679,507

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.67%

Aerospace - 3.27%
Boeing Company	165,700	$13,572,487
United Technologies Corp.	250,800	15,905,736

		29,478,223
Apparel & Textiles - 2.94%
Coach, Inc. *	431,544	12,903,166
NIKE, Inc., Class B	168,654	13,660,974

		26,564,140
Banking - 2.43%
UBS AG	200,100	21,950,970

Biotechnology - 4.42%
Amgen, Inc. *	312,675	20,395,790
Genentech, Inc. *	238,269	19,490,404

		39,886,194
Broadcasting - 1.20%
News Corp.	563,500	10,807,930

Cellular Communications - 4.48%
Motorola, Inc.	522,400	10,526,360
NII Holdings, Inc. * (a)	217,800	12,279,564
QUALCOMM, Inc.	440,000	17,630,800

		40,436,724
Computers & Business Equipment - 4.09%
Apple Computer, Inc. *	291,544	16,652,993
Cisco Systems, Inc. *	1,039,165	20,294,893

		36,947,886
Cosmetics & Toiletries - 1.57%
Procter & Gamble Company	255,375	14,198,850

Crude Petroleum & Natural Gas - 2.26%
Apache Corp.	130,700	8,920,275
Occidental Petroleum Corp.	111,800	11,465,090

		20,385,365
Electronics - 1.54%
Agilent Technologies, Inc. *	440,041	13,887,694

Financial Services - 6.96%
Charles Schwab Corp.	890,269	14,226,498
Goldman Sachs Group, Inc.	92,790	13,958,400
KKR Private Equity Investors LP *	346,000	7,439,000
Merrill Lynch & Company, Inc.	205,518	14,295,832
NYSE Group, Inc. * (a)	188,700	12,922,176

		62,841,906
Food & Beverages - 3.55%
PepsiCo, Inc.	373,465	22,422,839
Starbucks Corp. *	254,700	9,617,472

		32,040,311
Healthcare Products - 2.96%
Alcon, Inc.	178,981	17,638,577
St. Jude Medical, Inc. *	278,826	9,039,539

		26,678,116

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services - 1.06%
Wellpoint, Inc. *	131,892	$9,597,781

Holdings Companies/Conglomerates - 2.20%
General Electric Company	601,312	19,819,244

Hotels & Restaurants - 2.43%
Chipotle Mexican Grill, Inc. * (a)	34,200	2,084,490
Marriott International, Inc., Class A (a)	406,100	15,480,532
The Cheesecake Factory, Inc. * (a)	161,200	4,344,340

		21,909,362
Insurance - 1.38%
American International Group, Inc.	210,648	12,438,764

Internet Retail - 0.72%
eBay, Inc. *	221,965	6,501,355

Internet Service Provider - 5.55%
Google, Inc., Class A *	78,007	32,710,675
Yahoo!, Inc. * (a)	526,408	17,371,464

		50,082,139
Leisure Time - 3.77%
Electronic Arts, Inc. *	294,192	12,662,024
Walt Disney Company	710,900	21,327,000

		33,989,024
Manufacturing - 1.46%
3M Company	163,100	13,173,587

Petroleum Services - 3.33%
Schlumberger, Ltd. (a)	304,406	19,819,875
Suncor Energy, Inc.	125,848	10,194,946

		30,014,821
Pharmaceuticals - 9.60%
Caremark Rx, Inc.	250,811	12,507,944
Gilead Sciences, Inc. *	312,114	18,464,664
Novartis AG, ADR	399,524	21,542,334
Roche Holdings, Ltd., SADR	280,089	23,104,486
Sanofi-Aventis, ADR	225,527	10,983,165

		86,602,593
Retail Grocery - 2.02%
Whole Foods Market, Inc. (a)	281,966	18,226,282

Retail Trade - 6.46%
Federated Department Stores, Inc.	455,310	16,664,346
Home Depot, Inc.	303,300	10,855,107
Kohl’s Corp. *	162,900	9,630,648
Target Corp.	265,507	12,975,327
Urban Outfitters, Inc. * (a)	157,000	2,745,930
Williams-Sonoma, Inc. (a)	160,220	5,455,491

		58,326,849
Semiconductors - 6.45%
Broadcom Corp., Class A * (a)	554,350	16,658,217
Marvell Technology Group, Ltd. *	353,275	15,660,681
Maxim Integrated Products, Inc.	386,681	12,416,327
Texas Instruments, Inc.	444,025	13,449,517

		58,184,742

The accompanying notes are an integral part of the financial statements.

155

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Software - 5.21%
Adobe Systems, Inc. *	672,485	$20,416,645
Citrix Systems, Inc. *	39,200	1,573,488
Microsoft Corp.	197,069	4,591,708
NAVTEQ Corp. * (a)	101,400	4,530,552
SAP AG, SADR	302,512	15,887,930

		47,000,323
Telecommunications Equipment &
Services - 3.28%
Corning, Inc. *	631,900	15,285,661
Nokia Oyj, SADR	705,569	14,294,828

		29,580,489
Travel Services - 2.08%
American Express Company	352,826	18,777,400

TOTAL COMMON STOCKS (Cost $897,035,184)		$890,329,064

SHORT TERM INVESTMENTS - 7.00%
General Electric Capital Corp. 5.15% due 07/03/2006	$10,015,000	$10,015,000
State Street Navigator Securities Lending Prime Portfolio (c)	53,192,027	53,192,027

TOTAL SHORT TERM INVESTMENTS
(Cost $63,207,027)		$63,207,027

Total Investments (Capital Appreciation Trust)
(Cost $960,242,211) - 105.67%		$953,536,091
Liabilities in Excess of Other Assets - (5.67)%		(51,183,977)

TOTAL NET ASSETS - 100.00%		$902,352,114

Classic Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.01%

Auto Parts - 7.83%
AutoZone, Inc. *	12,600	$1,111,320
Johnson Controls, Inc.	10,650	875,643
Magna International, Inc., Class A	22,325	1,606,730

		3,593,693
Banking - 5.44%
Bank of America Corp.	17,950	863,395
Comerica, Inc.	14,200	738,258
Washington Mutual, Inc.	19,650	895,647

		2,497,300
Broadcasting - 2.02%
CBS Corp., Class B	34,250	926,462

Computers & Business Equipment - 1.85%
Hewlett-Packard Company	26,800	849,024

Cosmetics & Toiletries - 2.00%
Kimberly-Clark Corp.	14,850	916,245

Classic Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Utilities - 2.17%
Wisconsin Energy Corp.	24,700	$995,410

Energy - 3.02%
Sempra Energy	30,425	1,383,729

Financial Services - 17.22%
Citigroup, Inc.	34,125	1,646,190
Federal Home Loan Mortgage Corp.	28,550	1,627,636
Federal National Mortgage Association	35,000	1,683,500
JPMorgan Chase & Company	25,300	1,062,600
Morgan Stanley	29,725	1,878,917

		7,898,843
Food & Beverages - 1.95%
Sara Lee Corp.	55,775	893,516

Healthcare Products - 1.93%
Johnson & Johnson	14,750	883,820

Healthcare Services - 2.92%
HCA, Inc.	31,075	1,340,886

Household Appliances - 2.80%
Whirlpool Corp.	15,550	1,285,208

Insurance - 17.06%
Allstate Corp.	32,750	1,792,407
Aon Corp.	17,550	611,091
Fidelity National Financial, Inc.	20,275	789,711
MetLife, Inc.	25,275	1,294,333
TorchmarK Corp.	28,425	1,725,966
XL Capital, Ltd., Class A	26,275	1,610,658

		7,824,166
Petroleum Services - 1.62%
BP PLC, SADR	10,650	741,346

Pharmaceuticals - 7.27%
AmerisourceBergen Corp.	17,300	725,216
Bristol-Myers Squibb Company	49,100	1,269,726
Pfizer, Inc.	57,100	1,340,137

		3,335,079
Railroads & Equipment - 1.78%
Union Pacific Corp.	8,775	815,724

Retail Trade - 6.32%
RadioShack Corp.	33,675	471,450
The TJX Companies, Inc.	44,700	1,021,842
Wal-Mart Stores, Inc.	29,150	1,404,156

		2,897,448
Software - 7.65%
CA, Inc.	73,100	1,502,205
Microsoft Corp.	66,875	1,558,187
Oracle Corp. *	30,850	447,017

		3,507,409

The accompanying notes are an integral part of the financial statements.

156

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Classic Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 4.16%
Lucent Technologies, Inc. *	787,975	$1,906,899

TOTAL COMMON STOCKS (Cost $43,755,005)		$44,492,207

REPURCHASE AGREEMENTS - 1.54%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$707,233 on 07/03/2006,
collateralized by $755,000 Federal
Home Loan Mortgage Corp.,
4.125% due 11/18/2009 (valued at
$725,744, including interest) (c)	$707,000	$707,000

TOTAL REPURCHASE AGREEMENTS
(Cost $707,000)		$707,000

Total Investments (Classic Value Trust)
(Cost $44,462,005) - 98.55%		$45,199,207
Other Assets in Excess of Liabilities - 1.45%		662,827

TOTAL NET ASSETS - 100.00%		$45,862,034

Core Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.27%

Advertising - 2.04%
WPP Group PLC	727,500	$8,802,800

Building Materials & Construction - 0.58%
Masco Corp.	83,986	2,489,345

Cable and Television - 4.66%
DIRECTV Group, Inc. *	648,900	10,706,850
Time Warner, Inc.	542,100	9,378,330

		20,085,180
Computers & Business Equipment - 6.96%
Cisco Systems, Inc. *	269,300	5,259,429
Dell, Inc. *	290,500	7,091,105
Hewlett-Packard Company	192,800	6,107,904
International Business Machines Corp.	67,400	5,177,668
Seagate Technology *	280,400	6,348,256

		29,984,362
Electrical Utilities - 4.99%
The AES Corp. *	1,165,500	21,503,475

Financial Services - 11.80%
Capital One Financial Corp.	100,400	8,579,180
Citigroup, Inc.	237,800	11,471,472
Countrywide Financial Corp.	338,900	12,905,312
JPMorgan Chase & Company	425,300	17,862,600

		50,818,564

Core Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services - 7.62%
Health Net, Inc. *	223,000	$10,072,910
McKesson Corp.	97,300	4,600,344
UnitedHealth Group, Inc.	405,000	18,135,900

		32,809,154
Holdings Companies/Conglomerates - 0.61%
General Electric Company	79,200	2,610,432

Homebuilders - 3.90%
Beazer Homes USA, Inc. (a)	44,800	2,054,976
Centex Corp.	124,890	6,281,967
Pulte Homes, Inc.	226,000	6,506,540
Ryland Group, Inc. (a)	44,475	1,937,776

		16,781,259
Insurance - 6.22%
Aetna, Inc.	308,000	12,298,440
American International Group, Inc.	44,200	2,610,010
MGIC Investment Corp.	52,100	3,386,500
St. Paul Travelers Companies, Inc.	190,100	8,474,658

		26,769,608
Internet Retail - 11.11%
Amazon.com, Inc. * (a)	526,300	20,357,284
eBay, Inc. *	348,900	10,219,281
Expedia, Inc. *	431,316	6,456,800
IAC/InterActiveCorp. * (a)	407,500	10,794,675

		47,828,040
Internet Service Provider - 7.27%
Google, Inc., Class A *	45,300	18,995,649
Yahoo!, Inc. *	373,600	12,328,800

		31,324,449
Internet Software - 0.19%
Symantec Corp. *	52,400	814,296

Leisure Time - 1.49%
Electronic Arts, Inc. *	148,800	6,404,352

Manufacturing - 5.20%
Tyco International, Ltd.	814,200	22,390,500

Pharmaceuticals - 1.51%
Pfizer, Inc.	276,915	6,499,195

Photography - 2.86%
Eastman Kodak Company (a)	518,800	12,337,064

Retail Trade - 5.87%
Home Depot, Inc.	226,400	8,102,856
Sears Holdings Corp. *	110,800	17,156,272

		25,259,128
Sanitary Services - 1.77%
Waste Management, Inc.	213,000	7,642,440

Software - 0.65%
CA, Inc. (a)	135,175	2,777,846

The accompanying notes are an integral part of the financial statements.

157

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Core Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 0.56%
Embarq Corp. *	59,045	$2,420,255

Telephone - 10.41%
Qwest Communications International, Inc. * (a)	2,523,900	20,418,351
Sprint Corp.	1,222,300	24,433,777

		44,852,128

TOTAL COMMON STOCKS (Cost $413,716,848)		$423,203,872

SHORT TERM INVESTMENTS - 10.88%
State Street Navigator Securities Lending Prime Portfolio (c)	$46,850,256	$46,850,256

TOTAL SHORT TERM INVESTMENTS
(Cost $46,850,256)		$46,850,256

REPURCHASE AGREEMENTS - 1.79%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$7,719,540 on 07/03/2006,
collateralized by $7,875,000
Federal Home Loan Mortgage
Corp., 6.00% due 06/27/2011
(valued at $7,875,000, including
interest) (c)	$7,717,000	$7,717,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,717,000)		$7,717,000

Total Investments (Core Equity Trust)
(Cost $468,284,104) - 110.94%		$477,771,128
Liabilities in Excess of Other Assets - (10.94)%		(47,106,932)

TOTAL NET ASSETS - 100.00%		$430,664,196

Dynamic Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.56%

Apparel & Textiles - 9.45%
Coach, Inc. *	168,800	$5,047,120
Guess?, Inc. *	35,600	1,486,300
Polo Ralph Lauren Corp., Class A	100,100	5,495,490
Quiksilver, Inc. * (a)	254,900	3,104,682

		15,133,592
Biotechnology - 1.74%
Genzyme Corp. *	45,600	2,783,880

Cellular Communications - 1.50%
NII Holdings, Inc. *	42,700	2,407,426
Coal - 2.25%
Peabody Energy Corp.	64,500	3,595,875

Dynamic Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 3.15%
Cognizant Technology Solutions Corp.,Class A *	32,600	$2,196,262
Network Appliance, Inc. *	80,800	2,852,240

		5,048,502
Construction & Mining Equipment - 1.35%
Rowan Companies, Inc.	60,600	2,156,754

Containers & Glass - 2.14%
Jarden Corp. * (a)	112,800	3,434,760

Drugs & Health Care - 1.53%
Mentor Corp. (a)	56,500	2,457,750

Electrical Equipment - 1.83%
Molex, Inc.	101,800	2,924,714

Energy - 1.31%
Aventine Renewable Energy Holdings Inc *	6,200	241,180
Southwestern Energy Company *	59,500	1,854,020

		2,095,200
Financial Services - 11.34%
Affiliated Managers Group, Inc. * (a)	58,500	5,083,065
E*TRADE Financial Corp. *	225,300	5,141,346
Jefferies Group, Inc.	71,900	2,130,397
Nasdaq Stock Market, Inc. * (a)	104,600	3,127,540
Nuveen Investments, Class A (a)	62,400	2,686,320

		18,168,668
Food & Beverages - 0.19%
Burger King Holdings, Inc. * (a)	19,500	307,125

Gas & Pipeline Utilities - 2.76%
Ultra Petroleum Corp. *	74,500	4,415,615

Healthcare Products - 5.48%
C.R. Bard, Inc.	22,700	1,663,002
Fisher Scientific International, Inc. *	50,600	3,696,330
Hologic, Inc. * (a)	39,900	1,969,464
The Cooper Companies, Inc. (a)	32,900	1,457,141

		8,785,937
Healthcare Services - 8.56%
Amerigroup Corp. *	178,900	5,553,056
Cerner Corp. * (a)	79,600	2,953,956
DaVita, Inc. *	47,700	2,370,690
Omnicare, Inc. (a)	59,900	2,840,458

		13,718,160
Hotels & Restaurants - 2.84%
Panera Bread Company, Class A * (a)	27,000	1,815,480
The Cheesecake Factory, Inc. *	101,700	2,740,815

		4,556,295
Industrial Machinery - 5.08%
Joy Global, Inc.	66,050	3,440,545
Terex Corp. *	47,600	4,698,120

		8,138,665
International Oil - 2.11%
Noble Corp.	45,500	3,386,110

The accompanying notes are an integral part of the financial statements.

158

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Dynamic Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Internet Service Provider - 1.82%
Salesforce.Com, Inc. * (a)	109,100	$2,908,606

Internet Software - 2.80%
Akamai Technologies, Inc. *	123,800	4,480,322

Leisure Time - 2.16%
Station Casinos, Inc. (a)	50,800	3,458,464

Manufacturing - 2.68%
Roper Industries, Inc.	91,800	4,291,650

Petroleum Services - 1.23%
BJ Services Company	52,900	1,971,054

Pharmaceuticals - 3.91%
Celgene Corp. *	85,400	4,050,522
Herbalife, Ltd. * (a)	55,500	2,214,450

		6,264,972
Retail Trade - 4.63%
Chico’s FAS, Inc. *	125,700	3,391,386
Urban Outfitters, Inc. * (a)	230,500	4,031,445

		7,422,831
Semiconductors - 5.08%
Broadcom Corp., Class A *	106,500	3,200,325
MEMC Electronic Materials, Inc. *	131,800	4,942,500

		8,142,825
Software - 5.24%
Activision, Inc. *	237,066	2,697,811
NAVTEQ Corp. *	77,000	3,440,360
VeriFone Holdings, Inc. * (a)	73,900	2,252,472

		8,390,643
Telecommunications Equipment &
Services - 1.50%
Comverse Technology, Inc. *	121,500	2,402,055

Trucking & Freight - 2.90%
Oshkosh Truck Corp.	97,600	4,637,952

TOTAL COMMON STOCKS (Cost $127,509,953)		$157,886,402

SHORT TERM INVESTMENTS - 24.84%
State Street Navigator Securities Lending Prime Portfolio (c)	$39,788,944	$39,788,944

TOTAL SHORT TERM INVESTMENTS
(Cost $39,788,944)		$39,788,944

Dynamic Growth Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 1.71%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$2,745,904 on 07/03/2006,
collateralized by $3,070,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at $2,803,972,
including interest) (c)	$2,745,000	$2,745,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,745,000)		$2,745,000

Total Investments (Dynamic Growth Trust)
(Cost $170,043,897) - 125.11%		$200,420,346
Liabilities in Excess of Other Assets - (25.11)%		(40,221,877)

TOTAL NET ASSETS - 100.00%		$160,198,469

Emerging Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.56%

Advertising - 1.48%
Aquantive, Inc. *	17,000	$430,610

Aerospace - 1.94%
ARGON ST, Inc. *	21,200	564,556

Banking - 5.11%
Boston Private Financial Holdings, Inc.	11,200	312,480
IBERIABANK Corp.	5,150	296,331
UCBH Holdings, Inc.	7,000	115,780
Umpqua Holdings Corp.	16,120	413,478
Wintrust Financial Corp.	6,786	345,068

		1,483,137
Biotechnology - 1.85%
Martek Biosciences Corp. *	18,550	537,023

Building Materials & Construction - 1.70%
Corrections Corp. of America *	9,300	492,342

Buildings - 0.85%
Modtech Holdings, Inc. *	36,450	246,767

Business Services - 6.63%
Access Integrated Technologies, Inc. *	23,950	234,950
Barrett Business Services, Inc. *	15,800	289,930
Euronet Worldwide, Inc. *	23,550	903,613
FTI Consulting, Inc. *	18,550	496,583

		1,925,076
Chemicals - 0.56%
American Vanguard Corp.	10,500	162,540
Cytec Industries, Inc.	34	1,824

		164,364
Commercial Services - 2.08%
Color Kinetics, Inc. *	18,750	354,563

The accompanying notes are an integral part of the financial statements.

159

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Commercial Services (continued)
Stantec, Inc. *	13,200	$249,480

		604,043
Computers & Business Equipment - 4.12%
Lasercard Corp. *	21,000	274,890
Stratasys, Inc. *	13,750	405,075
Trident Microsystems, Inc. *	27,250	517,205

		1,197,170
Construction Materials - 1.58%
Simpson Manufacturing, Inc.	12,750	459,638

Crude Petroleum & Natural Gas - 0.86%
Toreador Resources Corp. *	8,900	250,357

Domestic Oil - 1.70%
Delta Petroleum Corp. *	7,350	125,906
KCS Energy, Inc. *	12,419	368,844

		494,750
Drugs & Health Care - 1.80%
Healthextras, Inc. *	9,550	288,601
Matrixx Initiatives, Inc. *	15,000	233,400

		522,001
Electronics - 4.53%
Measurement Specialties, Inc. *	16,000	356,320
Medis Technologies, Ltd. *	27,550	558,714
Supertex, Inc. *	10,000	399,400

		1,314,434
Energy - 3.82%
Headwaters, Inc. *	14,600	373,176
InterOil Corp. *	17,750	337,250
KFx, Inc. *	26,150	399,572

		1,109,998
Financial Services - 0.95%
Waddell & Reed Financial, Inc., Class A	13,450	276,532

Food & Beverages - 0.82%
Buffalo Wild Wings, Inc. *	6,200	237,522

Healthcare Products - 12.24%
Adeza Biomedical Corp. *	27,600	386,952
Caliper Life Sciences, Inc. *	35,000	174,650
Cyberonics, Inc. *	14,650	312,338
Intralase Corp. *	22,600	378,324
Kyphon, Inc. *	9,950	381,682
Nuvasive, Inc. *	19,200	350,016
ResMed, Inc. *	13,350	626,782
Somanetics Corp. *	17,500	334,250
SonoSite, Inc. *	15,600	609,024

		3,554,018
Healthcare Services - 2.53%
Intermagnetics General Corp. *	22,450	605,701
Nitromed, Inc. *	26,500	127,995

		733,696

Emerging Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 2.22%
McCormick & Schmick’s Seafood
Restaurants, Inc. *	15,400	$366,520
Texas Roadhouse, Inc., Class A *	20,600	278,512

		645,032
Household Products - 2.40%
iRobot Corp. *	18,000	447,840
Select Comfort Corp. *	10,800	248,076

		695,916
Industrial Machinery - 0.77%
Joy Global, Inc.	5	260
Quixote Corp.	12,450	224,349

		224,609
Insurance - 3.39%
Infinity Property & Casualty Corp.	12,450	510,450
ProAssurance Corp. *	4,800	231,264
Scottish Re Group, Ltd.	4,670	77,615
United Fire & Casualty Company	5,450	164,209

		983,538
Leisure Time - 4.36%
Bally Technologies, Inc. *	22,050	363,164
Imax Corp. *	53,700	491,892
Pinnacle Entertainment, Inc. *	4,000	122,600
Progressive Gaming International Corp. *	37,050	288,990

		1,266,646
Manufacturing - 1.96%
Radyne Corp. *	11,300	128,594
Raven Industries, Inc.	14,000	441,000

		569,594
Medical-Hospitals - 0.73%
EV3, Inc. *	14,350	212,524

Office Furnishings & Supplies - 1.39%
Global Imaging Systems, Inc. *	9,750	402,480

Petroleum Services - 2.92%
Core Laboratories N.V. *	3,450	210,588
Superior Energy Services, Inc. *	8,850	300,015
TETRA Technologies, Inc. *	11,150	337,734

		848,337
Pharmaceuticals - 2.02%
Atherogenics, Inc. *	13,400	174,870
Medicis Pharmaceutical Corp., Class A	17,193	412,632

		587,502
Retail Trade - 0.89%
A.C. Moore Arts & Crafts, Inc. *	15,850	258,513

Semiconductors - 5.08%
Actel Corp. *	20,900	299,915
FormFactor, Inc. *	18,050	805,571
Mattson Technology, Inc. *	38,000	371,260

		1,476,746

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Software - 6.44%
Allscripts Healthcare Solution, Inc. *	20,000	$351,000
Concur Technologies, Inc. *	24,550	379,788
Faro Technologies, Inc. *	14,300	242,528
Opsware, Inc. *	63,900	526,536
Progress Software Corp. *	15,795	369,761

		1,869,613
Telecommunications Equipment &
Services - 1.62%
Comtech Telecommunications Corp. *	11,700	342,459
Tekelec, Inc. *	10,300	127,205

		469,664
Trucking & Freight - 4.22%
Celadon Group, Inc. *	30,325	668,363
ID Systems, Inc. *	15,550	275,701
Oshkosh Truck Corp.	5,900	280,368

		1,224,432

TOTAL COMMON STOCKS (Cost $29,597,903)		$28,333,180

SHORT TERM INVESTMENTS - 2.50%
Short Term - 2.50%
State Street Global Advisers Funds (c)	726,167	726,167

TOTAL SHORT TERM INVESTMENTS
(Cost $726,167)		$726,167

Total Investments (Emerging Growth Trust)
(Cost $30,324,070) - 100.06%		$29,059,347
Liabilities in Excess of Other Assets - (0.06)%		(16,262)

TOTAL NET ASSETS - 100.00%		$29,043,085

Emerging Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.88%

Advertising - 0.67%
inVentiv Health, Inc. *	70,000	$2,014,600

Aerospace - 1.76%
BE Aerospace, Inc. *	169,000	3,863,340
HEICO Corp., Class A	62,000	1,470,640

		5,333,980
Apparel & Textiles - 1.57%
Carter’s, Inc. *	56,000	1,480,080
Crocs, Inc. * (a)	67,600	1,700,140
Volcom, Inc. * (a)	49,000	1,567,510

		4,747,730
Auto Parts - 1.31%
LKQ Corp. * (a)	209,000	3,971,000

Automobiles - 0.77%
Monro Muffler Brake, Inc. (a)	72,000	2,344,320

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking - 6.42%
BankAtlantic Bancorp, Inc., Class A (a)	116,000	$1,721,440
Capitol Bancorp, Ltd. (a)	51,000	1,986,450
Digital Insight Corp. * (a)	51,000	1,748,790
East West Bancorp, Inc. (a)	59,044	2,238,358
Signature Bank *	65,000	2,104,700
Sterling Financial Corp., Washington (a)	50,000	1,525,500
United Community Banks, Inc. (a)	105,000	3,196,200
Virginia Commerce Bancorp, Inc. * (a)	118,000	2,820,188
Wintrust Financial Corp. (a)	41,000	2,084,850

		19,426,476
Biotechnology - 0.54%
Integra LifeSciences Holdings Corp. * (a)	42,000	1,630,020

Building Materials & Construction - 0.78%
Beacon Roofing Supply, Inc. * (a)	107,250	2,360,573

Business Services - 0.99%
Labor Ready, Inc. * (a)	132,500	3,001,125

Cable and Television - 0.79%
Central European Media Enterprises-A, Ltd. * (a)	38,000	2,401,220

Chemicals - 1.07%
Airgas, Inc.	87,000	3,240,750

Coal - 1.09%
Foundation Coal Holdings, Inc.	70,000	3,285,100

Commercial Services - 0.86%
Pool Corp. (a)	60,000	2,617,800

Computers & Business Equipment - 4.84%
Electronics for Imaging, Inc. * (a)	100,800	2,104,704
Henry, Jack & Associates, Inc. (a)	110,000	2,162,600
Micros Systems, Inc. * (a)	75,193	3,284,430
Rackable Systems, Inc. * (a)	51,000	2,013,990
Standard Microsystems Corp. * (a)	70,000	1,528,100
Trident Microsystems, Inc. * (a)	65,800	1,248,884
Witness Systems, Inc. * (a)	115,300	2,325,601

		14,668,309
Crude Petroleum & Natural Gas - 1.67%
Arena Resources, Inc. * (a)	83,000	2,846,070
GMX Resources, Inc. * (a)	71,000	2,195,320

		5,041,390
Drugs & Health Care - 2.53%
Conor Medsystems, Inc. * (a)	85,600	2,361,704
Healthextras, Inc. * (a)	109,000	3,293,980
Illumina, Inc. * (a)	68,000	2,016,880

		7,672,564
Electrical Equipment - 0.95%
W.H. Brady Company, Class A (a)	77,700	2,862,468

Electronics - 2.39%
Dolby Laboratories, Inc. *	97,000	2,260,100
Measurement Specialties, Inc. * (a)	58,556	1,304,042
Multi-Fineline Electronix, Inc. * (a)	40,000	1,327,600

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Supertex, Inc. * (a)	59,000	$2,356,460

		7,248,202
Energy - 0.66%
Evergreen Solar, Inc. * (a)	153,000	1,985,940

Financial Services - 5.84%
Affiliated Managers Group, Inc. * (a)	60,000	5,213,400
GFI Group, Inc. * (a)	57,531	3,103,798
Heartland Payment Systems, Inc. * (a)	94,300	2,629,084
optionsXpress Holdings, Inc.	66,500	1,550,115
Portfolio Recovery Associates, Inc. * (a)	37,500	1,713,750
SWS Group, Inc. (a)	69,800	1,683,576
United Panam Financial Corp. * (a)	59,000	1,793,600

		17,687,323
Food & Beverages - 3.25%
Burger King Holdings, Inc. * (a)	68,800	1,083,600
Hansen Natural Corp. * (a)	38,000	7,234,060
Ruth’s Chris Steak House, Inc. * (a)	75,000	1,531,500

		9,849,160
Healthcare Products - 4.17%
Arthrocare Corp. * (a)	39,000	1,638,390
Haemonetics Corp. * (a)	48,500	2,255,735
ResMed, Inc. * (a)	102,000	4,788,900
Viasys Healthcare, Inc. * (a)	103,440	2,648,064
Visicu, Inc. *	74,000	1,306,100

		12,637,189
Healthcare Services - 2.33%
Horizon Health Corp. * (a)	84,000	1,753,920
Nitromed, Inc. * (a)	149,000	719,670
Symbion, Inc. * (a)	75,569	1,568,812
The Advisory Board Company *	62,500	3,005,625

		7,048,027
Hotels & Restaurants - 2.37%
McCormick & Schmick’s Seafood
Restaurants, Inc. * (a)	91,000	2,165,800
Orient Express Hotels, Ltd. (a)	64,629	2,510,190
Red Robin Gourmet Burgers, Inc. * (a)	58,500	2,489,760

		7,165,750
Household Products - 1.27%
Central Garden & Pet Company * (a)	89,000	3,831,450

Industrial Machinery - 4.49%
Actuant Corp., Class A (a)	45,000	2,247,750
Energy Conversion Devices, Inc. * (a)	52,500	1,912,575
Gardner Denver, Inc. *	118,000	4,543,000
Gehl Company * (a)	64,000	1,633,920
H&E Equipment Services, Inc. * (a)	50,000	1,472,500
Presstek, Inc. * (a)	191,000	1,778,210

		13,587,955
Industrials - 1.79%
Harsco Corp. (a)	52,500	4,092,900

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Industrials (continued)
Intevac, Inc. * (a)	61,900	$1,341,992

		5,434,892
Insurance - 0.56%
FPIC Insurance Group, Inc. * (a)	44,000	1,705,000

Internet Content - 1.02%
RightNow Technologies, Inc. * (a)	184,507	3,077,577

Internet Service Provider - 1.12%
Online Resources Corp. * (a)	187,300	1,936,682
Redback Networks, Inc. * (a)	80,000	1,467,200

		3,403,882
Leisure Time - 1.58%
Life Time Fitness, Inc. * (a)	76,500	3,539,655
Progressive Gaming International Corp. * (a)	160,000	1,248,000

		4,787,655
Liquor - 1.56%
Central European Distribution Corp. * (a)	187,500	4,717,500

Manufacturing - 1.64%
Coherent, Inc. * (a)	74,311	2,506,510
Mettler-Toledo International, Inc. *	40,581	2,457,991

		4,964,501
Medical-Hospitals - 2.37%
Psychiatric Solutions, Inc. * (a)	105,788	3,031,884
VCA Antech, Inc. *	130,228	4,158,180

		7,190,064
Metal & Metal Products - 1.54%
Metal Management, Inc.	80,800	2,474,096
RBC Bearings, Inc. *	96,000	2,179,200

		4,653,296
Mining - 0.80%
RTI International Metals, Inc. * (a)	43,500	2,429,040

Petroleum Services - 6.18%
Basic Energy Services, Inc. * (a)	79,000	2,415,030
Superior Energy Services, Inc. * (a)	161,401	5,471,494
Superior Well Services, Inc. *	78,598	1,957,090
Universal Compression Holdings, Inc. * (a)	56,500	3,557,805
Warrior Energy Service Corp. *	77,000	1,873,410
World Fuel Services Corp. (a)	75,000	3,426,750

		18,701,579
Pharmaceuticals - 1.13%
Adolor Corp. * (a)	75,000	1,875,750
Alkermes, Inc. * (a)	81,000	1,532,520

		3,408,270
Real Estate - 4.81%
Alexandria Real Estate Equities, Inc., REIT (a)	32,800	2,908,704
Innkeepers USA Trust, REIT (a)	165,381	2,857,784
Jones Lang LaSalle, Inc., REIT (a)	41,116	3,599,706
Sunstone Hotel Investors, Inc., REIT (a)	108,000	3,138,480
Trammell Crow Company, REIT * (a)	59,000	2,075,030

		14,579,704

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Emerging Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 1.01%
United Natural Foods, Inc. * (a)	93,000	$3,070,860

Retail Trade - 4.29%
Childrens Place Retail Stores, Inc. *	51,500	3,092,575
DSW, Inc., Class A * (a)	56,000	2,039,520
Guitar Center, Inc. * (a)	55,500	2,468,085
Hibbett Sporting Goods, Inc. * (a)	93,000	2,222,700
The Men’s Wearhouse, Inc. (a)	50,000	1,515,000
Tractor Supply Company * (a)	30,000	1,658,100

		12,995,980
Semiconductors - 2.43%
Advanced Analogic Technologies, Inc. * (a)	130,000	1,362,400
PMC-Sierra, Inc. * (a)	155,000	1,457,000
Varian Semiconductor Equipment
Associates, Inc. * (a)	139,371	4,544,888

		7,364,288
Software - 2.47%
Eclipsys Corp. * (a)	80,000	1,452,800
Transaction Systems Architects, Inc., Class A *	110,000	4,585,900
Ultimate Software Group, Inc. * (a)	75,000	1,437,000

		7,475,700
Steel - 0.95%
Carpenter Technology Corp. (a)	25,000	2,887,500

Telecommunications Equipment &
Services - 2.70%
Aeroflex, Inc. * (a)	180,000	2,100,600
Atheros Communications, Inc. * (a)	69,000	1,308,240
Finisar Corp. * (a)	525,000	1,716,750
NeuStar, Inc., Class A * (a)	90,000	3,037,500

		8,163,090
Transportation - 0.58%
UTI Worldwide, Inc.	70,000	1,766,100

Trucking & Freight - 3.97%
Knight Transportation, Inc. (a)	208,894	4,219,659
Landstar Systems, Inc.	78,200	3,693,386
Old Dominion Freight Lines, Inc. * (a)	109,000	4,097,310

		12,010,355

TOTAL COMMON STOCKS (Cost $306,381,892)		$302,447,254

SHORT TERM INVESTMENTS - 25.53%
State Street Navigator Securities
Lending Prime Portfolio (c)	$77,315,106	$77,315,106

TOTAL SHORT TERM INVESTMENTS
(Cost $77,315,106)		$77,315,106

Total Investments (Emerging Small Company Trust)
(Cost $383,696,998) - 125.41%		$379,762,360
Liabilities in Excess of Other Assets - (25.41)%		(76,943,296)

TOTAL NET ASSETS - 100.00%		$302,819,064

Equity-Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.68%

Aerospace - 1.42%
Lockheed Martin Corp.	187,300	$13,436,902
Raytheon Company	399,600	17,810,172

		31,247,074
Aluminum - 0.67%
Alcoa, Inc.	454,900	14,720,564

Auto Parts - 0.56%
Genuine Parts Company	294,400	12,264,704

Automobiles - 0.19%
Ford Motor Company (a)	590,200	4,090,086

Banking - 4.44%
Bank of America Corp.	367,700	17,686,370
Bank of Ireland	376,200	6,706,148
Fifth Third Bancorp. (a)	642,300	23,732,985
Mercantile Bankshares Corp.	198,050	7,064,443
National City Corp.	252,700	9,145,213
Northern Trust Corp.	107,000	5,917,100
SunTrust Banks, Inc.	236,500	18,035,490
Wells Fargo Company	136,600	9,163,128

		97,450,877
Biotechnology - 0.40%
MedImmune, Inc. * (a)	321,100	8,701,810

Broadcasting - 0.73%
CBS Corp., Class B	588,750	15,925,687

Business Services - 0.46%
H & R Block, Inc. (a)	423,000	10,092,780

Cable and Television - 3.22%
Comcast Corp., Class A *	588,700	19,274,038
EchoStar Communications Corp., Class A * (a)	267,600	8,244,756
Time Warner, Inc.	1,605,700	27,778,610
Viacom, Inc. *	428,150	15,344,896

		70,642,300
Cellular Communications - 0.59%
Motorola, Inc.	642,300	12,942,345

Chemicals - 1.36%
Chemtura Corp.	454,000	4,240,360
E.I. Du Pont De Nemours & Company	535,200	22,264,320
Hercules, Inc. *	211,200	3,222,912

		29,727,592
Computers & Business Equipment - 2.45%
Cisco Systems, Inc. *	829,600	16,202,088
Dell, Inc. *	533,500	13,022,735
International Business Machines Corp.	320,300	24,605,446

		53,830,269
Construction Materials - 0.65%
Vulcan Materials Company (a)	183,900	14,344,200

Cosmetics & Toiletries - 3.51%
Avon Products, Inc.	588,700	18,249,700
Colgate-Palmolive Company	481,700	28,853,830
International Flavors & Fragrances, Inc.	444,200	15,653,608

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Kimberly-Clark Corp.	231,200	$14,265,040

		77,022,178
Domestic Oil - 0.69%
Murphy Oil Corp. (a)	269,300	15,043,098

Drugs & Health Care - 1.06%
Wyeth	525,400	23,333,014
Electrical Equipment - 0.68%
Cooper Industries, Ltd., Class A	160,300	14,895,076

Electrical Utilities - 1.90%
Entergy Corp.	241,000	17,050,750
FirstEnergy Corp.	252,200	13,671,762
Pinnacle West Capital Corp.	172,000	6,864,520
TECO Energy, Inc.	278,400	4,159,296

		41,746,328
Electronics - 0.70%
Sony Corp.	347,900	15,343,391

Energy - 2.34%
Duke Energy Corp.	761,700	22,371,129
Progress Energy, Inc.	367,700	15,763,299
Xcel Energy, Inc. (a)	682,900	13,098,022

		51,232,450
Financial Services - 7.88%
Charles Schwab Corp.	1,289,400	20,604,612
Citigroup, Inc.	235,400	11,355,696
Federal National Mortgage Association	210,100	10,105,810
JPMorgan Chase & Company	1,284,500	53,949,000
Mellon Financial Corp.	682,900	23,512,247
Morgan Stanley	525,400	33,210,534
State Street Corp.	347,900	20,209,511

		172,947,410
Food & Beverages - 3.62%
Campbell Soup Company	474,500	17,608,695
General Mills, Inc.	374,700	19,357,002
McCormick & Company, Inc.	289,100	9,699,305
Sara Lee Corp.	109,200	1,749,384
Sysco Corp.	187,300	5,723,888
The Coca-Cola Company	588,700	25,325,874

		79,464,148
Gas & Pipeline Utilities - 1.01%
NiSource, Inc.	1,012,700	22,117,368

Healthcare Products - 2.00%
Baxter International, Inc.	341,500	12,553,540
Boston Scientific Corp. *	461,600	7,773,344
Johnson & Johnson	394,000	23,608,480

		43,935,364
Holdings Companies/Conglomerates - 2.77%
General Electric Company	1,846,500	60,860,640
Household Products - 1.51%
Fortune Brands, Inc.	173,400	12,313,134

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Household Products (continued)
Newell Rubbermaid, Inc. (a)	802,800	$20,736,324

		33,049,458
Industrial Machinery - 1.30%
Deere & Company	181,700	15,170,133
Pall Corp.	472,800	13,238,400

		28,408,533
Insurance - 5.43%
American International Group, Inc.	425,100	25,102,155
Chubb Corp.	214,100	10,683,590
Lincoln National Corp.	347,900	19,635,476
Marsh & McLennan Companies, Inc.	1,177,500	31,662,975
St. Paul Travelers Companies, Inc.	420,300	18,736,974
UnumProvident Corp. (a)	735,500	13,334,615

		119,155,785
International Oil - 7.36%
Anadarko Petroleum Corp.	367,800	17,540,382
ChevronTexaco Corp.	669,000	41,518,140
Exxon Mobil Corp.	656,700	40,288,545
Hess Corp.	529,800	27,999,930
Royal Dutch Shell PLC, ADR	511,100	34,233,478

		161,580,475
Leisure Time - 0.95%
Walt Disney Company	695,800	20,874,000

Liquor - 1.17%
Anheuser-Busch Companies, Inc.	562,000	25,621,580

Manufacturing - 2.39%
Eaton Corp.	128,500	9,688,900
Honeywell International, Inc.	749,300	30,196,790
Tyco International, Ltd.	458,000	12,595,000

		52,480,690
Newspapers - 1.72%
Dow Jones & Company, Inc. (a)	479,100	16,773,291
The New York Times Company, Class A (a)	856,300	21,013,602

		37,786,893
Office Furnishings & Supplies - 0.83%
Avery Dennison Corp.	315,200	18,300,512

Paper - 2.04%
International Paper Company	1,059,700	34,228,310
MeadWestvaco Corp. (a)	374,700	10,465,371

		44,693,681
Petroleum Services - 1.71%
BP PLC, SADR	294,400	20,493,184
Schlumberger, Ltd.	262,700	17,104,397

		37,597,581
Pharmaceuticals - 5.67%
Abbott Laboratories	401,400	17,505,054
Bristol-Myers Squibb Company	588,700	15,223,782
Eli Lilly & Company	427,300	23,616,871
Merck & Company, Inc.	909,900	33,147,657

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Pfizer, Inc.	1,070,400	$25,122,288
Schering-Plough Corp.	508,500	9,676,755

		124,292,407
Photography - 0.70%
Eastman Kodak Company (a)	642,300	15,273,894

Publishing - 1.46%
Mcclatchy Company, Class A (a)	82,195	3,297,667
Tribune Company (a)	886,500	28,749,195

		32,046,862
Railroads & Equipment - 2.08%
Norfolk Southern Corp.	240,800	12,815,376
Union Pacific Corp.	352,500	32,768,400

		45,583,776
Real Estate - 0.40%
Simon Property Group, Inc., REIT	107,000	8,874,580

Retail Trade - 1.80%
Home Depot, Inc.	267,600	9,577,404
RadioShack Corp. (a)	385,400	5,395,600
Wal-Mart Stores, Inc.	508,500	24,494,445

		39,467,449
Sanitary Services - 0.88%
Waste Management, Inc.	535,200	19,202,976

Semiconductors - 1.04%
Analog Devices, Inc.	394,000	12,663,160
Intel Corp.	535,200	10,142,040

		22,805,200
Software - 1.48%
Microsoft Corp.	1,392,800	32,452,240

Telecommunications Equipment & Services - 1.56%
Lucent Technologies, Inc. * (a)	2,461,100	5,955,862
Nokia Oyj, SADR	947,700	19,200,402
Telus Corp., Non Voting Shares	139,100	5,616,858
Telus Corp.	86,000	3,550,296

		34,323,418
Telephone - 5.59%
ALLTEL Corp.	341,500	21,797,945
AT&T, Inc.	1,284,549	35,826,072
Qwest Communications International, Inc. * (a)	3,211,300	25,979,417
Sprint Corp.	945,600	18,902,544
Verizon Communications, Inc.	604,200	20,234,658

		122,740,636
Tobacco - 0.46%
UST, Inc. (a)	224,800	10,158,712

Toys, Amusements & Sporting Goods - 0.85%
Mattel, Inc.	1,124,000	18,557,240

TOTAL COMMON STOCKS (Cost $1,822,106,154)		$2,099,249,331

Equity-Income Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS - 0.12%

Insurance - 0.12%
UnumProvident Corp. *	90,700	$2,573,613

TOTAL PREFERRED STOCKS (Cost $2,267,500)		$2,573,613

CORPORATE BONDS - 0.33%

Telecommunications Equipment & Services - 0.33%
Lucent Technologies, Inc.
8.00% due 08/01/2031 (a)	$7,233,000	7,330,790

TOTAL CORPORATE BONDS (Cost $7,838,764)		$7,330,790

SHORT TERM INVESTMENTS - 10.31%
State Street Navigator Securities Lending Prime Portfolio (c)	$148,803,260	$148,803,260
T. Rowe Price Reserve Investment Fund (c)	77,519,167	77,519,167

TOTAL SHORT TERM INVESTMENTS (Cost $226,322,427)		$226,322,427

REPURCHASE AGREEMENTS - 0.12%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $2,601,856 on 07/03/2006, collateralized by $2,655,000 Federal Home Loan Mortgage Corp., 6.00% due 06/27/2011 (valued at $2,655,000, including interest) (c)	$2,601,000	$2,601,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,601,000)		$2,601,000

Total Investments (Equity-Income Trust) (Cost $2,061,135,845) - 106.56%		$2,338,077,161
Liabilities in Excess of Other Assets - (6.56)%		(143,947,488)

TOTAL NET ASSETS - 100.00%		$2,194,129,673

Financial Services Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.32%

Banking - 16.69%
Commerce Bancorp, Inc. (a)	218,600	$7,797,462
Golden West Financial Corp.	110,800	8,221,360
ICICI Bank, Ltd., SADR (a)	12,900	305,085
Wells Fargo Company	119,400	8,009,352

		24,333,259
Business Services - 11.12%
Dun & Bradstreet Corp. *	69,300	4,828,824
H & R Block, Inc.	165,700	3,953,602
Moody’s Corp.	136,400	7,428,344

		16,210,770

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Containers & Glass - 2.45%
Sealed Air Corp. (a)	68,500	$3,567,480

Financial Services - 29.21%
Ameriprise Financial, Inc.	109,540	4,893,152
Goldman Sachs Group, Inc.	54,800	8,243,564
JPMorgan Chase & Company	170,048	7,142,016
Merrill Lynch & Company, Inc.	105,300	7,324,668
T. Rowe Price Group, Inc.	196,000	7,410,760
The First Marblehead Corp. (a)	133,100	7,578,714

		42,592,874

Holdings Companies/Conglomerates - 2.82%
Loews Corp.	116,100	4,115,745

Insurance - 17.95%
American International Group, Inc.	112,400	6,637,220
China Life Insurance Company, Ltd., ADR (a)	31,900	2,019,270
Everest Re Group, Ltd. (a)	33,400	2,891,438
FPIC Insurance Group, Inc. * (a)	46,500	1,801,875
Markel Corp. * (a)	9,800	3,400,600
Progressive Corp.	166,000	4,267,860
Transatlantic Holdings, Inc. (a)	92,237	5,156,048

		26,174,311

Manufacturing - 4.74%
Tyco International, Ltd.	251,500	6,916,250

Tobacco - 3.15%
Altria Group, Inc.	62,500	4,589,375

Travel Services - 11.19%
American Express Company	306,700	16,322,574

TOTAL COMMON STOCKS (Cost $102,653,982)		$144,822,638

SHORT TERM INVESTMENTS - 16.86%
Barton Capital Corp.
5.28% due 07/03/2006	$1,056,000	$1,055,690
State Street Navigator Securities Lending Prime Portfolio (c)	23,527,499	23,527,499

TOTAL SHORT TERM INVESTMENTS (Cost $24,583,189)		$24,583,189

Total Investments (Financial Services Trust) (Cost $127,237,171) - 116.18%		$169,405,827
Liabilities in Excess of Other Assets - (16.18)%		(23,594,277)

TOTAL NET ASSETS - 100.00%		$145,811,550

Fundamental Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.15%

Advertising - 0.26%
WPP Group PLC, SADR	41,649	$2,511,018

Banking - 7.32%
Commerce Bancorp, Inc. (a)	150,400	5,364,768

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Golden West Financial Corp.	448,001	$33,241,674
Lloyds TSB Group PLC, SADR (a)	176,119	6,951,417
Wells Fargo Company	382,967	25,689,426

		71,247,285
Broadcasting - 1.89%
Liberty Media Holding Corp.-Capital, Series A *	33,505	2,806,714
News Corp.	812,100	15,576,078

		18,382,792
Business Services - 4.23%
Dun & Bradstreet Corp. *	82,305	5,735,012
H & R Block, Inc. (a)	484,977	11,571,551
Iron Mountain, Inc. * (a)	332,758	12,438,494
Moody’s Corp.	210,699	11,474,668

		41,219,725
Cable and Television - 3.47%
Comcast Corp.-Special Class A * (a)	879,243	28,821,586
NTL, Inc.	200,107	4,982,664

		33,804,250
Colleges & Universities - 0.38%
Apollo Group, Inc., Class A *	71,500	3,694,405

Computers & Business Equipment - 1.24%
Dell, Inc. *	272,100	6,641,961
Hewlett-Packard Company	172,016	5,449,467

		12,091,428
Construction Materials - 1.54%
Martin Marietta Materials, Inc. (a)	86,521	7,886,389
Vulcan Materials Company	90,930	7,092,540

		14,978,929
Containers & Glass - 1.96%
Sealed Air Corp.	366,796	19,102,736

Cosmetics & Toiletries - 1.45%
Avon Products, Inc.	131,088	4,063,728
Procter & Gamble Company	181,100	10,069,160

		14,132,888
Crude Petroleum & Natural Gas - 6.75%
Devon Energy Corp.	346,491	20,931,521
EOG Resources, Inc.	295,712	20,504,670
Occidental Petroleum Corp.	236,509	24,253,998

		65,690,189
Financial Services - 11.00%
Ameriprise Financial, Inc.	232,327	10,378,047
Citigroup, Inc.	427,781	20,636,156
HSBC Holdings PLC	1,655,184	29,116,106
JPMorgan Chase & Company	930,438	39,078,396
Morgan Stanley	96,725	6,113,987
State Street Corp. (c)	30,725	1,784,815

		107,107,507
Food & Beverages - 1.89%
Diageo PLC, SADR (a)	173,419	11,714,454

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Hershey Foods Corp.	121,017	$6,664,406

		18,378,860
Healthcare Services - 2.52%
Cardinal Health, Inc.	150,048	9,652,588
HCA, Inc.	345,649	14,914,754

		24,567,342
Holdings Companies/Conglomerates - 5.80%
Berkshire Hathaway, Inc., Class A *	346	31,714,014
China Merchants Holdings International Company, Ltd.	1,764,747	5,373,538
Loews Corp.	546,789	19,383,670

		56,471,222
Household Products - 0.21%
Hunter Douglas NV	29,636	1,993,876

Industrials - 0.33%
Cosco Pacific, Ltd.	1,439,185	3,187,071

Insurance - 8.95%
American International Group, Inc.	644,357	38,049,281
Aon Corp.	196,692	6,848,815
Chubb Corp.	53,596	2,674,440
Markel Corp. * (a)	2,153	747,091
Principal Financial Group, Inc. (a)	61,258	3,409,008
Progressive Corp.	949,204	24,404,035
Sun Life Financial, Inc.	37,229	1,486,554
Transatlantic Holdings, Inc. (a)	170,100	9,508,590

		87,127,814
International Oil - 4.16%
ConocoPhillips	618,476	40,528,732

Internet Retail - 0.29%
Expedia, Inc. * (a)	67,422	1,009,307
IAC/InterActiveCorp. * (a)	67,222	1,780,711

		2,790,018
Internet Service Provider - 0.30%
Liberty Media Holding Corp.-Interactive A *	167,525	2,891,482

Liquor - 0.79%
Heineken Holding NV	207,750	7,653,601

Manufacturing - 5.85%
Harley-Davidson, Inc. (a)	309,068	16,964,743
Tyco International, Ltd.	1,453,568	39,973,120

		56,937,863
Mining - 0.53%
BHP Billiton PLC	136,500	2,647,198
Rio Tinto PLC	48,300	2,552,933

		5,200,131
Petroleum Services - 0.91%
Transocean, Inc. *	110,525	8,877,368

Pharmaceuticals - 1.27%
Caremark Rx, Inc.	247,129	12,324,323

Fundamental Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Publishing - 1.19%
Gannett Company, Inc.	45,082	$2,521,436
Lagardere S.C.A.	123,313	9,092,113

		11,613,549
Retail Trade - 6.67%
Bed Bath & Beyond, Inc. *	74,100	2,457,897
Costco Wholesale Corp.	752,794	43,007,121
Wal-Mart Stores, Inc.	404,105	19,465,738

		64,930,756
Software - 1.97%
Microsoft Corp.	821,674	19,145,004

Telecommunications Equipment & Services - 0.84%
Nokia Oyj, SADR	123,014	2,492,264
SK Telecom Company, Ltd., ADR	242,361	5,676,094

		8,168,358
Telephone - 1.33%
Sprint Corp.	648,800	12,969,512

Tobacco - 4.42%
Altria Group, Inc.	585,697	43,007,731

Travel Services - 4.48%
American Express Company	818,935	43,583,721

Trucking & Freight - 0.96%
Kuehne & Nagel International AG	50,500	3,669,429
United Parcel Service, Inc., Class B	68,758	5,660,846

		9,330,275

TOTAL COMMON STOCKS (Cost $752,598,735)		$945,641,761

CONVERTIBLE BONDS - 0.31%

Telecommunications Equipment & Services - 0.31%
Level 3 Communications, Inc.
10.00% due 05/01/2011	$2,000,000	3,042,500

TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		$3,042,500

SHORT TERM INVESTMENTS - 7.48%
Barton Capital Corp.
5.28% due 07/03/2006	$8,984,000	$8,981,365
State Street Navigator Securities Lending Prime Portfolio (c)	49,862,466	49,862,466
Three Pillars Funding Corp.
5.30% due 07/05/2006	14,000,000	13,991,755

TOTAL SHORT TERM INVESTMENTS (Cost $72,835,586)		$72,835,586

Total Investments (Fundamental Value Trust) (Cost $827,434,321) - 104.94%		$1,021,519,847
Liabilities in Excess of Other Assets - (4.94)%		(48,067,730)

TOTAL NET ASSETS - 100.00%		$973,452,117

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.65%

Australia - 0.69%
Qantas Airways, Ltd., ADR	1,182,368	$2,597,733

Bermuda - 1.96%
Accenture, Ltd., Class A	92,870	2,630,079
Shangri-La Asia, Ltd.	114,000	219,428
Tyco International, Ltd.	62,200	1,710,500
Willis Group Holdings, Ltd. (a)	89,800	2,882,580

		7,442,587
Brazil - 0.26%
Companhia Vale Do Rio Doce, ADR	41,460	996,698

Cayman Islands - 3.54%
ACE, Ltd.	129,665	6,559,752
Seagate Technology (a)	140,656	3,184,441
XL Capital, Ltd., Class A	60,150	3,687,195

		13,431,388
China - 0.51%
BYD Company, Ltd., H Shares * (a)	943,000	1,924,366

Finland - 2.44%
Stora Enso Oyj, R Shares	302,320	4,218,613
UPM-Kymmene Oyj	234,340	5,045,758

		9,264,371
France - 6.36%
Arkema * (a)	3,367	131,270
France Telecom SA (a)	217,280	4,667,320
Sanofi-Aventis (a)	87,623	8,543,244
Total SA (a)	134,716	8,856,960
Valeo SA (a)	54,811	1,949,921

		24,148,715
Germany - 2.70%
BASF AG (a)	35,860	2,876,813
Deutsche Post AG (a)	113,430	3,038,081
Siemens AG	49,890	4,337,047

		10,251,941
Hong Kong - 5.54%
Cheung Kong Holdings, Ltd.	1,075,000	11,653,792
China Mobile, Ltd.	416,500	2,380,919
Hutchison Whampoa, Ltd.	535,000	4,876,786
Swire Pacific, Ltd., Class A	203,500	2,099,978

		21,011,475
Israel - 0.96%
Check Point Software Technologies, Ltd., ADR *	206,201	3,625,014

Italy - 0.96%
Eni SpA (a)	124,200	3,655,070

Japan - 11.10%
Canon, Inc. (a)	81,000	3,968,473
Fuji Photo Film Company, Ltd.	15,000	503,035
Hitachi, Ltd. (a)	418,000	2,759,775
Konica Minolta Holdings, Inc.	116,500	1,470,176
Mitsubishi UFJ Financial Group, Inc.	451	6,301,908
Nippon Telegraph & Telephone Corp.	791	3,875,385

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nomura Securities Company, Ltd. (a)	175,600	$3,289,481
Sompo Japan Insurance, Inc.	435,000	6,078,337
Sony Corp. (a)	110,600	4,877,778
Sumitomo Mitsui Financial Group, Inc. (a)	622	6,572,814
Takeda Pharmaceutical Company, Ltd.	39,100	2,431,265

		42,128,427
Netherlands - 3.12%
Akzo Nobel NV	1,125	60,609
Koninklijke (Royal) Philips Electronics NV	122,680	3,829,811
Reed Elsevier NV	186,182	2,797,855
Royal Dutch Shell PLC, A Shares	95,400	3,206,153
Royal Dutch Shell PLC, B Shares	55,952	1,956,074

		11,850,502
Norway - 1.00%
Norske Skogindustrier ASA (a)	113,436	1,662,563
Telenor ASA	177,500	2,145,355

		3,807,918
Philippines - 0.72%
Ayala Land, Inc.	12,625,300	2,737,902

Portugal - 0.48%
Portugal Telecom, SGPS, SA	151,499	1,827,519

Singapore - 0.26%
Venture Corp., Ltd.	148,000	990,717

South Korea - 6.23%
Hana Financial Group, Inc.	60,469	2,842,601
Kookmin Bank, ADR	23,615	1,961,462
KT Corp.	111,600	4,605,154
Samsung Electronics Company, Ltd.	15,830	10,061,122
Shinhan Financial Group Company, Ltd.	52,660	2,469,955
SK Telecom Company, Ltd., ADR	71,892	1,683,711

		23,624,005
Spain - 1.86%
Repsol SA (a)	172,600	4,938,272
Telefonica SA	127,010	2,113,144

		7,051,416
Sweden - 0.49%
Securitas AB, B Shares (a)	96,400	1,843,876

Taiwan - 2.94%
Chunghwa Telecom Company, Ltd., ADR	153,710	2,839,024
Compal Electronics, Inc.	3,029,982	2,892,428
Lite-On Technology Corp.	2,328,660	3,449,520
Taiwan Semiconductor Manufacturing Company, Ltd.	1,088,067	1,963,054

		11,144,026
United Kingdom - 17.10%
Amvescap PLC	613,339	5,615,692
BAE Systems PLC	449,728	3,074,230
Boots Group PLC	159,366	2,267,162
BP PLC	578,317	6,741,076

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
British Sky Broadcasting Group PLC	575,572	$6,102,549
Centrica PLC	581,380	3,065,942
Compass Group PLC	674,830	3,271,810
GKN PLC	502,130	2,534,294
GlaxoSmithKline PLC	280,695	7,841,106
Hutchison China Meditech Ltd. *	27	136
Old Mutual PLC	879,210	2,653,530
Pearson PLC	444,634	6,054,156
Royal Bank of Scotland Group PLC	87,718	2,883,359
Unilever PLC	194,843	4,380,227
Vodafone Group PLC	1,726,528	3,678,686
Yell Group PLC	501,800	4,745,200

		64,909,155

United States - 25.43%
American International Group, Inc.	45,370	2,679,099
Avaya, Inc. *	121,200	1,384,104
Boston Scientific Corp. *	69,070	1,163,139
Cadence Design Systems, Inc. *	342,156	5,867,975
Chevron Corp.	67,610	4,195,877
Comcast Corp.-Special Class A *	260,640	8,543,779
Convergys Corp. *	54,750	1,067,625
DIRECTV Group, Inc. *	489,920	8,083,680
EchoStar Communications Corp., Class A * (a)	86,400	2,661,984
El Paso Corp. (a)	58,640	879,600
Federal National Mortgage Association	97,094	4,670,221
General Electric Company	27,920	920,243
H & R Block, Inc. (a)	104,414	2,491,318
Merck & Company, Inc.	129,450	4,715,864
Merrill Lynch & Company, Inc.	106,083	7,379,134
Microsoft Corp.	287,730	6,704,109
News Corp.	502,840	9,644,471
Noble Corp.	34,670	2,580,141
Oracle Corp. *	104,400	1,512,756
Pactiv Corp. *	58,591	1,450,127
Pfizer, Inc.	26,152	613,788
R.R. Donnelley & Sons Company	137,880	4,405,266
Reliant Energy, Inc. * (a)	181,340	2,172,453
TECO Energy, Inc.	165,600	2,474,064
Tenet Healthcare Corp. * (a)	584,204	4,077,744
TorchmarK Corp.	68,900	4,183,608

		96,522,169

TOTAL COMMON STOCKS (Cost $309,453,809)		$366,786,990

SHORT TERM INVESTMENTS - 18.38%
State Street Navigator Securities Lending Prime Portfolio (c)	$69,761,617	$69,761,617

TOTAL SHORT TERM INVESTMENTS (Cost $69,761,617)		$69,761,617

Global Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 3.27%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $12,391,077 on 07/03/2006, collateralized by $12,635,000 Federal National Mortgage Association, 5.50% due 05/29/2009 (valued at $12,635,000, including interest) (c)	$12,387,000	$12,387,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,387,000)		$12,387,000

Total Investments (Global Trust) (Cost $391,602,426) - 118.30%		$448,935,607
Liabilities in Excess of Other Assets - (18.30)%		(69,431,731)

TOTAL NET ASSETS - 100.00%		$379,503,876

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Insurance	7.57%

Telecommunications Equipment & Services	6.62%

International Oil	6.44%

Pharmaceuticals	6.36%

Financial Services	6.17%

Global Allocation Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 68.35%

Australia - 0.41%
National Australia Bank, Ltd. (a)	12,254	$319,799
Qantas Airways, Ltd., ADR	123,505	271,348
QBE Insurance Group, Ltd. (a)	23,286	354,322

		945,469
Austria - 0.09%
Telekom Austria AG	9,791	217,824

Belgium - 0.40%
Fortis Group SA (a)	8,010	272,471
KBC Bancassurance Holding NV	4,587	491,780
Solvay SA	1,359	156,207

		920,458
Bermuda - 0.49%
Accenture, Ltd., Class A	28,500	807,120
Esprit Holdings, Ltd.	25,000	204,390
Yue Yuen Industrial Holdings, Ltd. (a)	39,000	107,204

		1,118,714
Canada - 0.71%
Alcan Aluminum, Ltd. USD	4,800	225,105
Canadian Pacific Railway, Ltd.	6,600	336,866
Cott Corp. *	9,700	127,013

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Falconbridge, Ltd.	3,100	$163,480
Inco, Ltd.	2,300	151,614
Magna International, Inc.	2,100	149,995
Toronto Dominion Bank Ontario	9,200	467,674

		1,621,747
Cayman Islands - 0.08%
Hutchison Telecommunications International, Ltd. *	112,000	182,413

Finland - 0.28%
Nokia AB - Oyj	12,950	264,109
UPM-Kymmene Oyj	17,000	366,040

		630,149
France - 1.51%
AXA Group (a)	21,081	691,239
France Telecom SA (a)	31,416	674,837
Sanofi-Aventis (a)	8,362	815,295
Total SA (a)	17,073	1,122,472
Unibail (a)	815	141,949

		3,445,792
Germany - 1.35%
Allianz AG	5,196	820,137
Bayerische Motoren Werke (BMW) AG	3,981	198,703
Deutsche Postbank AG (a)	6,073	436,599
E.ON AG	5,385	619,448
Hannover Rueckversicherung AG * (a)	2,832	98,976
IKB Deutsche Industriebank AG *	2,230	81,499
MAN AG	5,256	380,282
Metro AG	3,898	220,761
Premiere AG * (a)	3,568	34,560
Siemens AG	2,401	208,724

		3,099,689
Hong Kong - 0.08%
Sun Hung Kai Properties, Ltd.	18,000	183,546

Ireland - 0.49%
Bank of Ireland - London	33,454	596,351
CRH PLC - London	8,468	275,823
Depfa Bank PLC	15,286	253,151

		1,125,325
Italy - 0.41%
Eni SpA (a)	11,040	324,895
UniCredito Italiano SpA	79,623	622,688

		947,583
Japan - 3.71%
AEON Company, Ltd. (a)	10,900	238,933
Aiful Corp. (a)	4,750	253,461
Asahi Breweries, Ltd. (a)	19,600	275,073
Bridgestone Corp. (a)	18,800	362,028
Canon, Inc. (a)	8,100	396,847
East Japan Railway Company	41	304,354
Funai Electric Company, Ltd. (a)	1,600	155,102

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Honda Motor Company, Ltd.	12,000	$380,420
Japan Tobacco, Inc.	49	178,446
KDDI Corp.	25	153,487
Mitsubishi Corp.	18,900	377,158
Mitsui Fudosan Company, Ltd.	7,000	151,915
Mitsui Sumitomo Insurance Company, Ltd.	30,000	376,490
Nissan Motor Company, Ltd.	36,700	400,638
Nitto Denko Corp. (a)	5,800	412,820
NOK Corp. (a)	6,800	197,162
Nomura Securities Company, Ltd. (a)	11,600	217,301
NTN Corp. (a)	19,000	150,168
NTT DoCoMo, Inc.	230	337,452
Rohm Company, Ltd. (a)	3,800	339,496
Shin-Etsu Chemical Company, Ltd.	4,300	233,579
SMC Corp.	1,300	183,809
Sompo Japan Insurance, Inc.	16,000	223,571
Sumitomo Mitsui Financial Group, Inc.	50	528,361
Sumitomo Trust & Banking Company, Ltd.	22,000	240,164
Takefuji Corp.	3,880	231,096
Tanabe Seiyaku Company, Ltd.	10,000	122,964
The Bank of Yokohama, Ltd.	32,000	247,325
Tokyo Gas Company, Ltd. (a)	39,000	183,581
Toyota Motor Corp.	8,000	418,497
Yokogawa Electric Corp. (a)	15,100	215,083

		8,486,781
Netherlands - 1.56%
ABN AMRO Holdings NV	50,601	1,383,077
Aegon NV	31,380	536,126
ASML Holding NV *	15,020	304,022
Koninklijke (Royal) KPN NV	26,341	295,870
Koninklijke (Royal) Philips Electronics NV	12,042	375,926
Reed Elsevier NV	26,937	404,796
TNT Post Group NV	7,288	260,577

		3,560,394
Norway - 0.08%
Telenor ASA	15,700	189,758

Singapore - 0.02%
Jardine Cycle and Carriage, Ltd.	7,000	44,206

Spain - 0.53%
Banco Santander Central Hispano SA	60,978	889,855
Repsol SA (a)	10,931	312,748

		1,202,603
Sweden - 0.31%
Electrolux AB, Series B (a)	10,000	144,148
Ericsson LM, Series B	55,000	181,433
Husqvarna AB, B Shares *	8,600	103,406
Sandvik AB	23,300	270,468

		699,455
Switzerland - 1.84%
Clariant AG *	9,433	133,618

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Credit Suisse Group AG (a)	20,398	$1,139,097
Holcim, Ltd. (a)	4,918	376,223
Nestle SA	1,241	389,063
Novartis AG	11,291	610,250
Roche Holdings AG	5,114	843,809
Straumann Holding AG	796	202,599
Swiss Re	7,358	513,321

		4,207,980
United Kingdom - 4.04%
AstraZeneca Group PLC	2,925	176,504
Barclays PLC	82,911	941,916
BICC PLC	15,364	97,569
BP PLC	108,670	1,266,698
Diageo PLC	36,742	617,794
Gallaher Group PLC	33,985	530,912
GlaxoSmithKline PLC	11,559	322,896
GUS PLC	10,542	188,269
ITV PLC	6,521	13,020
Kesa Electricals PLC	33,043	176,545
Kingfisher PLC	71,555	315,505
Prudential Corp. PLC	64,128	724,381
Rentokil Initial PLC	34,788	100,330
Royal Bank of Scotland Group PLC	29,319	963,738
Scottish & Southern Energy PLC	10,456	222,495
Taylor Nelson Sofres PLC	41,557	179,011
Tesco PLC	111,696	689,703
Vodafone Group PLC	520,363	1,108,729
Wolseley PLC	19,130	421,923
WPP Group PLC	15,668	189,584

		9,247,522
United States - 49.96%
Allergan, Inc.	23,200	2,488,432
Allstate Corp.	19,500	1,067,235
American Electric Power Company, Inc.	24,900	852,825
American International Group, Inc.	39,400	2,326,570
Analog Devices, Inc.	27,200	874,208
Anheuser-Busch Companies, Inc.	17,500	797,825
AT&T, Inc.	49,500	1,380,555
Baker Hughes, Inc.	9,600	785,760
BorgWarner, Inc.	11,000	716,100
Boston Scientific Corp. *	21,400	360,376
Bristol-Myers Squibb Company (a)	55,500	1,435,230
Burlington Northern Santa Fe Corp.	26,200	2,076,350
Caremark Rx, Inc.	19,100	952,517
Carnival Corp.	40,700	1,698,818
Cendant Corp.	43,900	715,131
Cephalon, Inc. * (a)	10,100	607,010
Citigroup, Inc.	97,900	4,722,696
Costco Wholesale Corp.	34,600	1,976,698
Dell, Inc. *	48,500	1,183,885
DIRECTV Group, Inc. *	80,500	1,328,250

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United States (continued)
Embarq Corp. *	6,404	$262,500
ENSCO International, Inc.	10,000	460,200
EOG Resources, Inc.	3,000	208,020
Exelon Corp.	50,500	2,869,915
Expedia, Inc. * (a)	23,700	354,789
Exxon Mobil Corp.	16,400	1,006,140
Federal Home Loan Mortgage Corp.	25,800	1,470,858
Fedex Corp.	15,700	1,834,702
Fifth Third Bancorp. (a)	52,300	1,932,485
Genzyme Corp. *	28,400	1,733,820
GlobalSantaFe Corp.	21,400	1,235,850
H & R Block, Inc. (a)	22,900	546,394
Harley-Davidson, Inc. (a)	18,000	988,020
Hartford Financial Services Group, Inc.	13,500	1,142,100
Healthsouth Corp. * (a)	11,300	43,505
Illinois Tool Works, Inc.	46,600	2,213,500
Intel Corp.	77,300	1,464,835
Johnson & Johnson	38,600	2,312,912
Johnson Controls, Inc.	24,000	1,973,280
JPMorgan Chase & Company	47,600	1,999,200
Kohl’s Corp. *	26,000	1,537,120
Lockheed Martin Corp.	3,900	279,786
Marathon Oil Corp.	20,100	1,674,330
Masco Corp.	80,600	2,388,984
Medco Health Solutions, Inc. *	24,000	1,374,720
Medtronic, Inc.	21,400	1,004,088
Mellon Financial Corp.	56,700	1,952,181
Mercury Interactive Corp. * (a)	23,200	811,304
Microsoft Corp.	157,800	3,676,740
Morgan Stanley	58,800	3,716,748
News Corp.	42,900	822,822
NiSource, Inc. (a)	29,700	648,648
Northeast Utilities (a)	12,900	266,643
Northrop Grumman Corp.	14,500	928,870
Omnicom Group, Inc.	26,200	2,334,158
Oracle Corp. *	145,900	2,114,091
Pepco Holdings, Inc. (a)	19,500	459,810
PNC Financial Services Group, Inc.	23,100	1,620,927
R.H. Donnelley Corp. * (a)	16,307	881,719
Salesforce.Com, Inc. * (a)	11,000	293,260
Sempra Energy	23,600	1,073,328
Sprint Corp.	127,695	2,552,623
Symantec Corp. *	81,144	1,260,978
Sysco Corp.	32,600	996,256
The Kroger Company	70,600	1,543,316
UBS Emerging Markets Equities Fund *	414,999	9,624,824
UBS High Yield Fund *	131,879	2,615,671
UnitedHealth Group, Inc.	51,200	2,292,736
Univision Communications, Inc., Class A *	10,700	358,450
Waters Corp. *	22,200	985,680
Wellpoint, Inc. *	8,700	633,099
Wells Fargo Company	50,700	3,400,956

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United States (continued)
Wyeth	73,300	$3,255,253
Xilinx, Inc.	23,500	532,275

		114,311,890

TOTAL COMMON STOCKS (Cost $143,042,791)		$156,389,298

U.S. TREASURY OBLIGATIONS - 6.71%

Treasury Inflation Protected Securities (d) - 0.32%
2.00% due 07/15/2014	$748,076	720,403

U.S. Treasury Bonds - 1.80%
6.25% due 08/15/2023 to 05/15/2030	1,600,000	1,784,490
8.50% due 02/15/2020	670,000	876,234
8.75% due 05/15/2017	455,000	587,057
8.875% due 02/15/2019	660,000	876,975

		4,124,756
U.S. Treasury Notes - 4.59%
3.875% due 02/15/2013	550,000	511,973
4.50% due 11/15/2015	1,840,000	1,752,600
4.625% due 02/29/2008	1,610,000	1,595,346
4.75% due 03/31/2011	5,070,000	4,993,752
4.875% due 05/15/2009	1,660,000	1,648,717

		10,502,388

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,212,598)		$15,347,547

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.16%

Federal Home Loan Bank - 0.07%
5.625% due 06/13/2016	165,000	162,968

Federal Home Loan Mortgage Corp. - 0.74%
4.50% due 06/01/2034	286,373	260,452
4.506% due 01/01/2035 (b)	387,759	378,802
5.50% due 04/01/2018 to 01/01/2019	424,749	417,409
5.75% due 06/27/2016	165,000	165,002
6.00% due 12/01/2017 to 08/15/2030	90,121	89,873
6.50% due 11/01/2029	363,294	367,181

		1,678,719
Federal National Mortgage Association - 5.18%
3.272% due 09/01/2033 (b)	13,073	12,963
3.875% due 07/15/2008	365,000	353,945
4.125% due 05/15/2010	385,000	367,368
4.228% due 03/01/2034 (b)	50,233	48,698
4.625% due 06/01/2010	330,000	318,728
4.699% due 03/01/2035 (b)	826,988	804,210
4.90% due 05/01/2035	571,527	556,456
5.00% TBA **	1,575,000	1,472,134
5.136% due 05/01/2035	325,075	323,041
5.20% due 11/08/2010	305,000	299,676
5.50% due 10/01/2017 to 09/01/2034	2,346,216	2,272,960
5.688% due 01/01/2036	465,546	462,402
5.85% due 02/01/2036	477,719	477,090
6.00% due 06/01/2014 to 10/01/2033	1,221,284	1,219,101

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Federal National Mortgage Association (continued)
6.22% due 04/01/2036		$893,474	$897,514
6.25% due 02/01/2011		275,000	281,650
6.50% due 06/01/2017 to 07/01/2031		947,164	956,990
6.625% due 09/15/2009 to 11/15/2030		490,000	530,238
7.50% due 07/25/2041		193,910	199,046

			11,854,210
Government National Mortgage Association - 0.17%
5.125% due 12/20/2029 (b)		16,957	17,058
6.00% due 07/15/2029		115,734	115,155
6.50% due 06/15/2029 to 04/15/2031		259,071	263,004

			395,217

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,489,666)			$14,091,114

FOREIGN GOVERNMENT OBLIGATIONS - 6.34%

Austria - 0.23%
Republic of Austria, Series 98, Class 1
5.00% due 01/15/2008	EUR	130,000	169,672
5.875% due 07/15/2006		285,000	364,448

			534,120
Belgium - 0.16%
Kingdom of Belgium
5.75% due 03/28/2008		280,000	370,668

Canada - 0.19%
Government of Canada
3.00% due 06/01/2007	CAD	270,000	239,017
5.75% due 09/01/2006		215,000	193,218

			432,235
Finland - 0.21%
Republic of Finland
5.00% due 07/04/2007	EUR	113,000	146,665
5.75% due 02/23/2011		240,000	331,397

			478,062
France - 0.95%
Government of France
3.50% due 07/12/2009		295,000	374,605
3.75% due 04/25/2021		200,000	242,120
4.75% due 04/25/2035		80,000	108,855
5.50% due 04/25/2029		350,000	522,181
5.50% due 04/25/2007		420,000	546,045
5.50% due 04/25/2010		275,000	372,720

			2,166,526
Germany - 2.25%
Federal Republic of Germany
3.50% due 10/10/2008		590,000	751,660
3.75% due 01/04/2015		80,000	100,179
3.75% due 01/04/2009		145,000	185,664
4.50% due 07/04/2009		745,000	973,469
4.75% due 07/04/2034		400,000	545,586

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Germany (continued)
Federal Republic of Germany (continued)
5.00% due 07/04/2012	EUR	175,000	$236,184
5.25% due 07/04/2010		340,000	457,417
6.00% due 01/04/2007		880,000	1,139,819
6.25% due 01/04/2024		60,000	95,309
6.50% due 07/04/2027		400,000	663,770

			5,149,057
Italy - 0.13%
Republic of Italy
8.75% due 07/01/2006		225,000	287,489
Japan - 1.26%
Government of Japan, Series 20
0.50% due 06/20/2007	JPY	150,000,000	1,309,227
0.50% due 12/10/2014		35,000,000	294,372
0.90% due 12/22/2008		73,000,000	637,534
1.50% due 09/20/2015		35,000,000	296,106
1.90% due 06/20/2025		22,000,000	181,303
2.30% due 06/20/2035		20,000,000	166,894

			2,885,436
Netherlands - 0.18%
Kingdom of Netherlands
4.00% due 01/15/2037	EUR	105,000	126,939
5.00% due 07/15/2011		210,000	282,177

			409,116
Sweden - 0.08%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	1,050,000	172,356
8.00% due 08/15/2007		100,000	14,616

			186,972
United Kingdom - 0.70%
Government of United Kingdom
4.75% due 03/07/2020	GBP	100,000	186,487
4.75% due 09/07/2015		305,000	564,743
5.00% due 03/07/2012		460,000	860,460

			1,611,690

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,495,606)			$14,511,371

CORPORATE BONDS - 3.18%

France - 0.01%
France Telecom SA
7.75 due 03/01/2011		$30,000	32,226

Germany - 0.25%
KfW Bankengruppe, EMTN
4.75% due 12/07/2010	GBP	100,000	182,395
Landwirtschaftliche Rentenbank
5.75% due 01/21/2015	AUD	540,000	388,718

			571,113

Luxembourg - 0.01%
Telecom Italia Capital SA
5.25% due 11/15/2013		$15,000	13,867

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

United Kingdom - 0.06%
Abbey National PLC
7.95% due 10/26/2029		$25,000	$29,763
Lloyds TSB Bank PLC, Series EMTN
6.625% due 03/30/2015	GBP	10,000	20,063
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$65,000	71,383
Royal Bank of Scotland PLC
9.625% due 06/22/2015	GBP	10,000	23,953

			145,162
United States - 2.85%
Abbott Laboratories
5.60% due 05/15/2011		$110,000	109,391
Allergan, Inc.
5.75% due 04/01/2016		135,000	131,173
American General Finance Corp.
5.375% due 10/01/2012		30,000	29,188
AT&T Corp.
8.00% due 11/15/2031 (b)		45,000	51,665
AT&T Wireless Services, Inc.
8.75% due 03/01/2031		30,000	36,781
Avalonbay Communities, Inc.
7.50% due 08/01/2009		15,000	15,720
Avon Products, Inc.
7.15% due 11/15/2009		25,000	26,107
Bank of America Corp.
7.40% due 01/15/2011		130,000	138,322
Bank One Corp.
7.875% due 08/01/2010		35,000	37,661
Bellsouth Corp.
6.55% due 06/15/2034		35,000	33,328
Boeing Capital Corp.
6.10% due 03/01/2011 (a)		50,000	50,789
Bristol-Myers Squibb Company
5.75% due 10/01/2011		30,000	29,920
Burlington Northern Santa Fe Corp.
7.082% due 05/13/2029		25,000	27,125
Capital One Financial Corp.
5.50% due 06/01/2015 (a)		80,000	76,117
Cendant Corp.
6.875% due 08/15/2006		25,000	25,025
Cisco Systems, Inc.
5.50% due 02/22/2016		130,000	124,829
Citigroup, Inc.
5.00% due 09/15/2014		166,000	155,370
5.625% due 08/27/2012		165,000	163,024
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP	30,000	56,166
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		$105,000	108,353
Computer Sciences Corp.
3.50% due 04/15/2008 (a)		35,000	33,618
Conagra, Inc.
6.75% due 09/15/2011 (a)		30,000	30,923
Coors Brewing Company
6.375% due 05/15/2012		30,000	30,529

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Countrywide Funding Corp., MTN
3.25% due 05/21/2008 (a)	$75,000	$71,759
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	55,000	56,752
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	185,000	178,869
Devon Financing Corp., ULC
6.875% due 09/30/2011 (a)	50,000	51,985
Dominion Resources, Inc.
5.95% due 06/15/2035 (a)	75,000	67,243
EOP Operating, LP
7.00% due 07/15/2011 (a)	25,000	25,972
Erac USA Finance Company
7.35% due 06/15/2008	55,000	56,451
Exelon Generation Company LLC
5.35% due 01/15/2014	30,000	28,659
First Union National Bank
7.80% due 08/18/2010	35,000	37,459
FirstEnergy Corp.
6.45% due 11/15/2011	105,000	106,840
Ford Motor Credit Company
5.80% due 01/12/2009	730,000	666,905
Fortune Brands, Inc.
5.375% due 01/15/2016 (a)	125,000	115,628
General Electric Capital Corp.
6.75% due 03/15/2032 (a)	50,000	53,371
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012 (a)	275,000	278,159
General Motors Acceptance Corp.
6.125% due 09/15/2006 (a)	45,000	44,934
6.875% due 09/15/2011	110,000	104,958
Goldman Sachs Group, Inc.
6.875% due 01/15/2011	185,000	192,231
Harley Davidson Funding Corp. MTN
3.625% due 12/15/2008	25,000	23,858
HSBC Finance Corp.
6.75% due 05/15/2011 (a)	130,000	134,855
ICI Wilmington, Inc.
4.375% due 12/01/2008	80,000	77,205
International Lease Finance Corp.
3.50% due 04/01/2009	135,000	127,386
John Deere Capital Corp.
7.00% due 03/15/2012 (a)	35,000	36,951
Johnson Controls, Inc.
5.50% due 01/15/2016 (a)	75,000	71,161
JPMorgan Chase & Company
6.75% due 02/01/2011	80,000	83,151
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014 (a)	70,000	63,904
5.80% due 03/15/2035 (a)	135,000	115,202
Kraft Foods, Inc.
5.625% due 11/01/2011	65,000	64,023
Lockheed Martin Corp.
8.50% due 12/01/2029 (a)	25,000	31,466
Marathon Oil Corp.
6.125% due 03/15/2012	25,000	25,226

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Marsh & McLennan Companies, Inc.
6.25% due 03/15/2012	$40,000	$39,952
Miller Brewing Company
5.50% due 08/15/2013	65,000	62,366
Morgan Stanley
6.75% due 04/15/2011 (a)	150,000	155,734
News America, Inc.
6.20% due 12/15/2034	45,000	40,837
Norfolk Southern Corp.
5.257% due 09/17/2014 (a)	80,000	76,899
Pacific Gas & Electric Company
6.05% due 03/01/2034	55,000	51,910
Pemex Project Funding Master Trust
8.00% due 11/15/2011	30,000	31,710
PPL Capital Funding, Inc.
4.33% due 03/01/2009	30,000	28,753
Progress Energy, Inc.
7.00% due 10/30/2031 (a)	35,000	36,011
Prologis, REIT
5.625% due 11/15/2015	90,000	85,936
Residential Capital Corp.
6.125% due 11/21/2008	135,000	133,435
Safeway, Inc.
7.25% due 02/01/2031 (a)	40,000	40,596
Sempra Energy
7.95% due 03/01/2010	35,000	37,276
Sprint Capital Corp.
8.75% due 03/15/2032	85,000	102,502
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	20,000	18,757
The Kroger Company
7.50% due 04/01/2031	35,000	36,741
Time Warner, Inc.
7.625% due 04/15/2031 (a)	35,000	37,685
TXU Energy Company, LLC
7.00% due 03/15/2013	35,000	35,726
UnitedHealth Group, Inc.
5.80% due 03/15/2036	105,000	93,985
Valero Energy Corp.
7.50% due 04/15/2032 (a)	45,000	48,857
Washington Mutual Bank, Series BKNT
5.95% due 05/20/2013 (a)	270,000	266,870
Washington Mutual, Inc.
5.625% due 01/15/2007	140,000	139,879
Waste Management, Inc.
7.375% due 08/01/2010	35,000	36,919
Wells Fargo Bank NA
6.45% due 02/01/2011 (a)	285,000	293,460
Wyeth
5.50% due 03/15/2013 (b)	35,000	34,073
Xcel Energy, Inc.
7.00% due 12/01/2010	35,000	36,457

		6,517,013

TOTAL CORPORATE BONDS (Cost $7,569,275)		$7,279,381

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.18%

United Kingdom - 0.22%
Mound Financing PLC, Series 2005-4A, Class 2B
5.36% due 02/08/2042 (b)	$500,000	$500,377
United States - 3.96%
Adjustable Rate Mortgage Trust, Series 2006-1,
Class 5A1
6.1169% due 03/25/2036 (b)	478,534	476,798
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C
6.349% due 06/11/2035	345,000	353,510
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2006-HYB1, Class 1A1
5.4097% due 03/20/2036 (b)	469,263	462,591
Credit Suisse Mortgage Capital Certificates,
Series 2006-2, Class 3A1
6.50% due 03/25/2036	483,987	482,777
CS First Boston Mortgage Securities Corp.,
Series 2003-27, Class IXA1
7.00% due 11/25/2033	20,380	20,525
CS First Boston Mortgage Securities Corp.,
Series 2005-12, Class 1A1
6.50% due 01/25/2036	450,028	449,355
CS First Boston Mortgage
Securities Corp., Series 2005-11, Class 4A1
7.00% due 12/25/2035	440,367	443,807
Federal Home Loan Mortgage
Corp., Series 2005-3062, Class HD
5.00% due 06/15/2031	500,000	474,275
First Horizon Alternative Mortgage Securities,
Series 2004-AA3, Class A1
5.3183% due 09/25/2034 (b)	100,264	98,721
First Union Lehman Brothers Mortgage Trust,
Series 1997-C2, Class A3
6.65% due 11/18/2029	105,553	106,265
Four Times Square Trust,
Series 2000-4TS, Class A1
7.69% due 04/15/2015	168,733	175,442
Four Times Square Trust, Series 2000-4TS, Class C
7.86% due 04/15/2015	500,000	535,891
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A
5.5217% due 03/21/2046 (b)	550,000	526,425
GS Mortgage Securities Corp.,
Series 1998-GLII, Class A1
6.312% due 04/13/2031	70,347	70,525
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1
6.50% due 04/25/2020	348,990	352,622
Indymac Index Mortgage Loan Trust, Series
2005-AR27, Class 3A3
5.6415% due 12/25/2035 (b)	450,000	450,053
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2
7.40% due 07/15/2031	183,700	190,059
LB Commercial Conduit Mortgage Trust,
Series 1999-C1, Class A1
6.41% due 06/15/2031	9,264	9,264

Global Allocation Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

United States (continued)
Mach One 2004 Trust, Series 2004-1A, Class A1
3.89% due 05/28/2040	$300,091	$287,759
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 2003-D, Class XA1
1.00% IO due 08/25/2028 (b)	557,737	4,366
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-A1, Class 1A1
5.9111% due 03/25/2036 (b)	713,065	710,942
Morgan Stanley Dean Witter
Capital I, Series 2000-LIFE, Class A2
7.57% due 11/15/2036	145,789	153,102
Morgan Stanley Mortgage Loan
Trust, Series 2004-4, Class 2A
6.4446% due 09/25/2034 (b)	131,636	131,636
Morgan Stanley Mortgage Loan
Trust, Series 2006-1AR, Class 2A
6.0475% due 02/25/2036 (b)	413,049	411,959
Nomura Asset Securities Corp.,
Series 1996-MD5, Class A4
8.1902% due 04/13/2039 (b)	57,395	58,138
Structured Asset Securities Corp.,
Series 2002-23XS, Class A7
6.08% due 11/25/2032	150,000	147,285
Structured Asset Securities Corp.,
Series 2004-3AC, Class A1
4.94% due 03/25/2034 (b)	116,532	114,641
TBW Mortgage Backed Pass Through Certificates,
Series 2006-2, Class 7A1
7.00% due 07/25/2036	862,654	875,324

		9,074,054

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,824,630)		$9,574,431

ASSET BACKED SECURITIES - 0.53%

United States - 0.53%
California Infrastructure Development PG&E-1,
Series 1997-1, Class A7
6.42% due 09/25/2008	6,726	6,741
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1
5.6625% due 06/25/2033 (b)	16,750	16,809
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class B3
6.507% due 03/25/2025	600,000	575,986
Greenpoint Home Equity Loan Trust,
Series 2004-3, Class A
5.4288% due 03/15/2035 (b)	48,758	48,986
GSAMP Trust, Series 2006-S3, Class A2
5.769% due 05/25/2036	450,000	448,102
Reliant Energy Transport Bond
Company, Series 2001-1, Class A4
5.63% due 09/15/2015	125,000	124,692

		1,221,316

TOTAL ASSET BACKED SECURITIES
(Cost $1,241,760)		$1,221,316

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Allocation Trust (continued)

	Shares or Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.18%

United States - 3.96%
Home Equity Mortgage
Trust, Series 2006-3, Class A2
5.594% due 09/25/2036 (b)		$500,000	$499,997

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,824,630)			$9,574,431

SUPRANATIONAL OBLIGATIONS - 0.15%

Luxembourg - 0.01%
European Investment Bank, Series DTC
4.875% due 09/06/2006		25,000	24,985
Switzerland - 0.14%
Eurofima, Series MTN
6.25% due 12/28/2018	AUD	410,000	307,866

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $336,025)			$332,851

SHORT TERM INVESTMENTS - 6.18%
State Street Navigator Securities
Lending Prime Portfolio (c)		$14,135,982	$14,135,982

TOTAL SHORT TERM INVESTMENTS
(Cost $14,135,982)			$14,135,982

REPURCHASE AGREEMENTS - 4.03%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $9,213,032 on 07/03/2006, collateralized by $9,540,000 Federal Home Loan Bank, 4.75% due 12/12/2008 (valued at $9,396,900, including interest) (c)***		$9,210,000	$9,210,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,210,000)			$9,210,000

Total Investments (Global Allocation Trust)
(Cost $229,558,333) - 105.81%			$242,093,291
Liabilities in Excess of Other Assets - (5.81)%			(13,301,106)

TOTAL NET ASSETS - 100.00%			$228,792,185

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Financial Services	7.46%

Banking	5.93%

Mutual Funds	5.35%

Insurance	3.88%

Pharmaceuticals	3.05%

Global Real Estate Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.52%

Australia - 10.24%
Abacus Property Group	1,664,288	$1,939,449
Aspen Group	806,747	898,212
Centro Properties Group, Ltd. (a)	750,214	3,725,302
Centro Retail Group	1,140,714	1,325,078
CFS Gandel Retail Trust (a)	2,689,624	3,713,254
Charter Hall Group, Private Placement *	249,601	250,110
Charter Hall Group	291,410	283,352
Charter Hall Group *	1,764,377	1,715,587
Galileo Shopping America Trust	2,381,761	2,077,238
General Property Trust	1,331,793	4,290,191
Lend Lease Corp.	188,819	1,960,711
Macquarie DDR Trust	1,995,873	1,674,023
Macquarie Goodman Group, Ltd. (a)	1,284,769	5,721,719
Stockland Company, Ltd. (a)	839,988	4,376,837
Valad Property Group	1,139,418	1,150,197

		35,101,260
Canada - 4.15%
Brookfield Properties Corp.	127,250	4,093,632
Canadian Real Estate Investment Trust	148,200	3,203,247
RioCan Real Estate Investment Trust	196,700	3,817,568
Summit Real Estate Investment Trust	136,600	3,136,287

		14,250,734
China - 0.36%
China Overseas Land & Investment, Ltd.	2,060,000	1,253,187

Denmark - 0.62%
Sjaelso Gruppen AS	6,300	2,115,452

Finland - 1.37%
Sponda OYJ	202,700	2,072,163
Technopolis Oyj	350,000	2,638,762

		4,710,925
France - 4.16%
Fonciere Des Regions	12,500	1,618,079
Klepierre SA (a)	53,000	6,132,597
Orco Property Group (a)	20,000	2,149,345
Unibail	24,500	4,267,191
Vectrane SA	5,363	92,517

		14,259,729
Germany - 1.35%
Colonia Real Estate AG *	50,000	2,289,270
Patrizia Immobilien AG *	50,000	1,222,903
Vivacon AG *	50,000	1,121,953

		4,634,126
Greece - 0.28%
Eurobank Properties Real Estate Investment Company	49,650	951,679

Hong Kong - 6.00%
Hysan Development Company, Ltd.	950,000	2,690,872
Link, REIT *	1,785,000	3,573,677
Sun Hung Kai Properties, Ltd.	1,402,000	14,296,176

		20,560,725

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Italy - 1.56%
Beni Stabili SpA	772,848	$785,623
Risanamento SpA (a)	600,000	4,573,428

		5,359,051
Japan - 13.89%
Aeon Mall Company, Ltd. * (a)	71,000	2,982,490
Diamond City Company, Ltd. *	56,000	2,210,559
Mitsubishi Estate Company, Ltd.	728,000	15,449,456
Mitsui Fudosan Company, Ltd.	670,000	14,540,413
Nippon Building Fund, Inc. (a)	595	5,767,870
Sumitomo Realty & Development Company, Ltd. (a)	271,000	6,674,119

		47,624,907
Netherlands - 0.55%
Eurocommercial Properties NV	40,000	1,531,376
Rodamco Europe NV	3,500	342,816

		1,874,192
Norway - 0.30%
NorGani Hotels ASA * (a)	100,000	1,023,940

Philippines - 0.21%
Megaworld Corp.	26,093,000	728,222

Singapore - 4.18%
CapitaLand, Ltd. *	1,090,000	3,097,569
CapitaMall Trust * (a)	1,360,000	1,820,777
City Developments, Ltd.	247,000	1,458,446
Hongkong Land Holdings, Ltd. (a)	1,766,000	6,463,560
The Ascott Group, Ltd.	2,300,000	1,496,053

		14,336,405
Spain - 0.27%
Renta Corp Real Estate SA * (a)	30,000	943,054

Sweden - 2.01%
Castellum AB	370,000	3,782,156
Kungsleden AB	90,000	1,054,083
Lennart Wallenstam Byggnads AB	150,000	2,047,874

		6,884,113
United Kingdom - 15.30%
Big Yellow Group PLC	230,000	1,785,893
British Land Company PLC	385,000	8,989,640
Dawnay, Day Treveria PLC *	800,000	1,124,509
Derwent Valley Holdings PLC	75,000	2,174,130
Develica Deutschland, Ltd. *	2,700,000	3,484,699
Great Portland Estates PLC	300,000	2,773,125
Hammerson PLC	250,000	5,472,300
Land Securities Group PLC	374,000	12,404,299
Leo Capital PLC *	207,778	240,081
Liberty International PLC	50,000	984,459
London Merchant Securities PLC	250,000	928,997
Macau Property Opp. Fund Ld *	428,500	792,189
Minerva PLC	500,000	2,357,156
Slough Estates PLC	450,000	5,087,298
Terrace Hill Group PLC *	135,000	140,390

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Unite Group PLC	500,000	$3,709,055

		52,448,220
United States - 30.72%
AMB Property Corp., REIT	71,550	3,616,852
Apartment Investment & Management Company, Class A, REIT	73,870	3,209,651
Archstone-Smith Trust, REIT (a)	106,510	5,418,164
Avalon Bay Communities, Inc., REIT (a)	69,800	7,721,276
BioMed Realty Trust, Inc., REIT	35,760	1,070,654
Boston Properties, Inc., REIT	77,330	6,990,632
Corporate Office Properties Trust, REIT	10,010	421,221
Digital Realty Trust, Inc., REIT (a)	71,420	1,763,360
Equity Lifestyle Properties, Inc., REIT (a)	39,990	1,752,762
Equity Office Properties Trust, REIT	26,600	971,166
Equity Residential, REIT	38,690	1,730,604
Essex Property Trust, Inc., REIT (a)	30,910	3,451,411
Federal Realty Investment Trust, REIT (a)	44,050	3,083,500
FelCor Lodging Trust, Inc., REIT	57,880	1,258,311
General Growth Properties, Inc., REIT	26,100	1,176,066
Host Hotels & Resorts, Inc., REIT	301,630	6,596,648
Innkeepers USA Trust, REIT	31,600	546,048
Kilroy Realty Corp., REIT	30,740	2,220,965
LaSalle Hotel Properties, REIT (a)	26,550	1,229,265
LTC Properties, Inc., REIT (a)	27,170	607,249
Mack-California Realty Corp., REIT (a)	15,300	702,576
Maguire Properties, Inc., REIT (a)	10,050	353,458
Nationwide Health Properties, Inc., REIT	53,450	1,203,160
ProLogis, REIT	71,080	3,704,690
PS Business Parks, Inc., REIT	10,700	631,300
Public Storage, Inc., REIT (a)	66,360	5,036,724
Reckson Associates Realty Corp., REIT	59,360	2,456,317
Regency Centers Corp., REIT (a)	57,440	3,569,896
Simon Property Group, Inc., REIT	116,480	9,660,851
SL Green Realty Corp., REIT (a)	36,100	3,951,867
Starwood Hotels & Resorts Worldwide, Inc.	60,140	3,628,848
The Macerich Company, REIT	68,810	4,830,462
Ventas, Inc., REIT	90,340	3,060,719
Vornado Realty Trust, REIT	78,860	7,692,793

		105,319,466

TOTAL COMMON STOCKS (Cost $343,079,848)		$334,379,387

WARRANTS - 0.00%

China - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date 07/17/2006, strike price HK$4.5)	257,500	932

TOTAL WARRANTS (Cost $0)		$932

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Global Real Estate Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 13.43%
State Street Navigator Securities Lending Prime Portfolio (c)	$46,026,713	$46,026,713

TOTAL SHORT TERM INVESTMENTS
(Cost $46,026,713)		$46,026,713

REPURCHASE AGREEMENTS - 1.41%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $4,830,590 on 07/03/2006, collateralized by $4,955,000 U.S.Treasury Notes, 4.125% due 08/15/2008 (valued at $4,930,225, including interest) (c)	$4,829,000	$4,829,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,829,000)		$4,829,000

Total Investments (Global Real Estate Trust)
(Cost $393,935,561) - 112.36%		$385,236,032
Liabilities in Excess of Other Assets - (12.36)%		(42,363,114)

TOTAL NET ASSETS - 100.00%		$342,872,918

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Real Estate	91.01%

Commercial Services	4.24%

Hotels & Restaurants	1.36%

Building Materials & Construction	0.62%

Investment Companies	0.30%

Growth & Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.71%

Aerospace - 1.13%
Raytheon Company (a)	529,900	$23,617,643

Banking - 5.33%
Bank of America Corp.	1,349,400	64,906,140
SunTrust Banks, Inc.	125,700	9,585,882
UnionBanCal Corp. (a)	113,400	7,324,506
Wachovia Corp.	545,400	29,495,232

		111,311,760
Biotechnology - 0.37%
Applera Corp.	236,600	7,654,010

Broadcasting - 2.07%
CBS Corp., Class B	960,000	25,968,000
News Corp.	906,000	17,377,080

		43,345,080
Business Services - 1.49%
Accenture, Ltd., Class A	591,000	16,737,120
Dun & Bradstreet Corp. *	92,100	6,417,528

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Robert Half International, Inc. (a)	192,100	$8,068,200

		31,222,848
Cable and Television - 1.75%
DIRECTV Group, Inc. *	1,051,300	17,346,450
Viacom, Inc. *	537,200	19,253,248

		36,599,698
Cellular Communications - 1.75%
Crown Castle International Corp. *	396,000	13,677,840
Motorola, Inc.	1,138,000	22,930,700

		36,608,540
Chemicals - 0.42%
Dow Chemical Company	225,200	8,789,556

Coal - 0.90%
CONSOL Energy, Inc.	402,000	18,781,440

Colleges & Universities - 0.36%
Career Education Corp. *	252,000	7,532,280

Computers & Business Equipment - 6.34%
Brocade Communications Systems, Inc. * (a)	1,377,600	8,458,464
Hewlett-Packard Company	1,691,800	53,596,224
International Business Machines Corp.	97,100	7,459,222
Seagate Technology * (a)	691,200	15,648,768
Tech Data Corp. *	451,600	17,300,796
Xerox Corp. *	2,153,000	29,948,230

		132,411,704
Construction Materials - 0.54%
Louisiana-Pacific Corp. (a)	514,000	11,256,600

Containers & Glass - 0.28%
Jarden Corp. * (a)	188,900	5,752,005

Cosmetics & Toiletries - 2.01%
Estee Lauder Companies, Inc., Class A (a)	413,200	15,978,444
Kimberly-Clark Corp.	420,600	25,951,020

		41,929,464
Crude Petroleum & Natural Gas - 2.05%
EOG Resources, Inc.	183,600	12,730,824
Occidental Petroleum Corp. (a)	104,000	10,665,200
Sunoco, Inc.	279,000	19,331,910

		42,727,934
Electrical Equipment - 0.34%
Molex, Inc. (a)	210,000	7,049,700

Electrical Utilities - 1.30%
Allegheny Energy, Inc. *	140,800	5,219,456
Constellation Energy Group, Inc.	123,200	6,716,864
Edison International	388,000	15,132,000

		27,068,320
Electronics - 1.98%
Agilent Technologies, Inc. *	387,000	12,213,720
Jabil Circuit, Inc.	218,600	5,596,160
Solectron Corp. *	3,049,300	10,428,606

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Thomas & Betts Corp. *	254,500	$13,055,850

		41,294,336
Energy - 1.39%
TXU Corp.	487,000	29,117,730

Financial Services - 7.52%
Bear Stearns Companies, Inc.	123,300	17,271,864
Citigroup, Inc.	1,694,000	81,718,560
Federal Home Loan Mortgage Corp.	480,200	27,376,202
Federal National Mortgage Association	377,900	18,176,990
Goldman Sachs Group, Inc.	54,800	8,243,564
IndyMac Bancorp, Inc. (a)	93,900	4,305,315

		157,092,495
Food & Beverages - 1.07%
Constellation Brands, Inc., Class A *	656,600	16,415,000
Smithfield Foods, Inc. *	205,000	5,910,150

		22,325,150
Healthcare Products - 1.16%
Johnson & Johnson	405,000	24,267,600

Healthcare Services - 6.49%
Coventry Health Care, Inc. *	296,200	16,273,228
Emdeon Corp. *	892,000	11,069,720
Health Net, Inc. *	299,700	13,537,449
Humana, Inc. *	674,000	36,193,800
McKesson Corp.	907,000	42,882,960
Sierra Health Services, Inc. * (a)	345,000	15,535,350

		135,492,507
Holdings Companies/Conglomerates - 2.42%
General Electric Company	1,533,300	50,537,568

Homebuilders - 1.02%
Hovnanian Enterprises, Inc., Class A * (a)	385,700	11,601,856
Lennar Corp., Class A	219,200	9,725,904

		21,327,760
Hotels & Restaurants - 0.74%
Darden Restaurants, Inc. (a)	390,900	15,401,460

Industrial Machinery - 1.55%
AGCO Corp. *	343,500	9,040,920
Cummins, Inc. (a)	107,900	13,190,775
W.W. Grainger, Inc.	135,700	10,208,711

		32,440,406
Insurance - 10.12%
ACE, Ltd.	469,500	23,752,005
Allstate Corp.	793,000	43,400,890
American International Group, Inc.	448,100	26,460,305
Everest Re Group, Ltd.	145,500	12,595,935
Hartford Financial Services Group, Inc.	493,100	41,716,260
Lincoln National Corp.	88,500	4,994,940
Prudential Financial, Inc.	576,000	44,755,200
SAFECO Corp. (a)	244,000	13,749,400

		211,424,935

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

International Oil - 6.11%
ChevronTexaco Corp.	327,400	$20,318,444
Exxon Mobil Corp.	1,749,400	107,325,690

		127,644,134
Leisure Time - 1.37%
Brunswick Corp. (a)	304,300	10,117,975
Royal Caribbean Cruises, Ltd. (a)	483,000	18,474,750

		28,592,725
Manufacturing - 2.48%
Illinois Tool Works, Inc.	633,000	30,067,500
Tyco International, Ltd.	792,200	21,785,500

		51,853,000
Medical-Hospitals - 0.27%
Universal Health Services, Inc., Class B	112,000	5,629,120

Metal & Metal Products - 0.49%
Southern Copper Corp. (a)	114,000	10,160,820

Mining - 0.91%
Newmont Mining Corp.	191,700	10,146,681
Phelps Dodge Corp.	109,000	8,955,440

		19,102,121
Office Furnishings & Supplies - 0.45%
Office Depot, Inc. *	247,800	9,416,400

Petroleum Services - 2.00%
Tesoro Petroleum Corp. (a)	329,400	24,494,184
Transocean, Inc. *	151,300	12,152,416
Valero Energy Corp.	77,100	5,128,692

		41,775,292
Pharmaceuticals - 3.79%
AmerisourceBergen Corp.	951,800	39,899,456
Forest Laboratories, Inc. *	134,800	5,215,412
Merck & Company, Inc.	384,700	14,014,621
Mylan Laboratories, Inc.	480,000	9,600,000
Pfizer, Inc.	443,000	10,397,210

		79,126,699
Railroads & Equipment - 1.04%
GATX Corp. (a)	122,500	5,206,250
Norfolk Southern Corp.	312,100	16,609,962

		21,816,212
Retail Trade - 5.40%
American Eagle Outfitters, Inc.	472,000	16,066,880
Barnes & Noble, Inc.	294,800	10,760,200
Gap, Inc.	2,019,000	35,130,600
Home Depot, Inc.	211,200	7,558,848
J.C. Penney Company, Inc.	642,600	43,381,926

		112,898,454
Semiconductors - 3.52%
Intel Corp.	2,451,400	46,454,030
Micron Technology, Inc. *	746,000	11,234,760
QLogic Corp. *	922,700	15,907,348

		73,596,138

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Growth & Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Software - 0.54%
BEA Systems, Inc. *	542,500	$7,101,325
Microsoft Corp.	177,800	4,142,740

		11,244,065
Telecommunications Equipment & Services - 0.35%
Polycom, Inc. *	334,000	7,321,280

Telephone - 2.45%
BellSouth Corp.	689,200	24,949,040
CenturyTel, Inc.	212,300	7,886,945
Qwest Communications International, Inc. *	2,264,900	18,323,041

		51,159,026
Tobacco - 3.06%
Altria Group, Inc.	580,300	42,611,429
Loews Corp. - Carolina Group	416,500	21,395,605

		64,007,034
Trucking & Freight - 1.59%
J.B. Hunt Transport Services, Inc.	497,700	12,397,707
United Parcel Service, Inc., Class B	252,000	20,747,160

		33,144,867

TOTAL COMMON STOCKS (Cost $1,910,744,019)		$2,082,867,916

SHORT TERM INVESTMENTS - 4.78%
State Street Navigator Securities Lending Prime Portfolio (c)	$99,733,205	$99,733,205

TOTAL SHORT TERM INVESTMENTS
(Cost $99,733,205)		$99,733,205

REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $5,664,864 on 07/03/2006, collateralized by $5,925,000 Federal Home Loan Mortgage Corp., 5.50% due 11/16/2015 (valued at $5,776,875, including interest) (c)	$5,663,000	$5,663,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,663,000)		$5,663,000

Total Investments (Growth & Income Trust)
(Cost $2,016,140,224) - 104.76%		$2,188,264,121
Liabilities in Excess of Other Assets - (4.76)%		(99,344,592)

TOTAL NET ASSETS - 100.00%		$2,088,919,529

Health Sciences Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.89%
Insite Vision, Inc. *	151,200	$246,456
Poniard Pharmaceuticals, Inc. *	72,464	69,478

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Agriculture - 0.68%
Monsanto Company	18,700	$1,574,353

Biotechnology - 20.12%
Abraxis BioScience, Inc. *	3,800	90,592
Advanced Life Sciences Holdings, Inc. *	37,800	109,620
Affymetrix, Inc. *	5,500	140,800
Amgen, Inc. *	100,900	6,581,707
Applera Corp. - Celera Genomics Group *	37,000	479,150
Basilea Pharmaceutica AG *	4,191	607,342
Biogen Idec, Inc. *	48,000	2,223,840
Biosphere Medical, Inc. *	102,300	649,605
Cephalon, Inc. *	146,600	8,810,660
Combinatorx, Inc. * (e)	23,700	208,323
Combinatorx, Inc. *	21,000	184,380
deCODE genetics, Inc. *	122,000	755,180
Digene Corp. *	25,100	972,374
Exelixis, Inc. *	100,700	1,012,035
Genentech, Inc. *	103,300	8,449,940
Genmab AS *	37,300	1,201,360
Genzyme Corp. *	5,000	305,250
GlaxoSmithkline Pharmaceuticals, Ltd.	26,700	604,649
Human Genome Sciences, Inc. *	48,300	516,810
Integra LifeSciences Holdings Corp. *	3,900	151,359
Invitrogen Corp. *	8,100	535,167
Keryx Biopharmaceuticals, Inc. *	42,300	600,660
Kosan Biosciences, Inc. *	32,800	131,200
Martek Biosciences Corp. *	37,500	1,085,625
MedImmune, Inc. *	51,500	1,395,650
MGI Pharma, Inc. *	92,700	1,993,050
Momenta Pharmaceuticals, Inc. *	29,200	371,132
Monogram Biosciences, Inc. *	15,400	30,492
Myogen, Inc. *	83,200	2,412,800
Myriad Genetics, Inc. *	12,300	310,575
Nektar Therapeutics *	41,500	761,110
NeoRx Corp. *	440,810	401,137
Neurocrine Biosciences, Inc. *	55,000	583,000
Panacos Pharmaceuticals, Inc. *	33,900	187,128
Tercica, Inc. *	63,000	333,270
Trimeris, Inc. *	109,700	1,260,453
Vion Pharmaceuticals, Inc. *	157,000	224,510

		46,671,935
Drugs & Health Care - 6.06%
Acadia Pharmaceuticals, Inc. *	7,200	60,768
Biomarin Pharmaceutical, Inc. *	21,400	307,518
Cell Genesys, Inc. *	48,700	244,474
Chugai Pharmaceutical Company, Ltd.	57,700	1,176,625
Conor Medsystems, Inc. *	11,000	303,490
CV Therapeutics, Inc. *	34,500	481,965
Healthextras, Inc. *	43,700	1,320,614
Illumina, Inc. *	3,500	103,810
ImClone Systems, Inc. *	52,200	2,017,008
Immucor Corp. *	69,225	1,331,197

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
OraSure Technologies, Inc. *	15,400	$146,608
Phonak Holding AG	24,900	1,554,154
Qiagen NV *	81,000	1,111,320
Wyeth	81,518	3,620,214
Xenoport, Inc. *	14,900	269,839

		14,049,604
Healthcare Products - 15.54%
Alcon, Inc.	20,200	1,990,710
Aspect Medical Systems, Inc. *	8,000	139,520
Baxter International, Inc.	48,300	1,775,508
Biomet, Inc.	29,700	929,313
Boston Scientific Corp. *	88,500	1,490,340
C.R. Bard, Inc.	18,000	1,318,680
Cerus Corp. *	62,500	445,625
Dade Behring Holdings, Inc.	45,364	1,888,957
Dynavax Technologies Corp. *	2,100	8,715
Edwards Lifesciences Corp. *	40,800	1,853,544
Fresenius Medical Care AG *	8,100	930,311
Gen-Probe, Inc. *	27,200	1,468,256
Henry Schein, Inc. *	19,000	887,870
Johnson & Johnson	29,000	1,737,680
Kinetic Concepts, Inc. *	22,500	993,375
LCA-Vision, Inc.	3,900	206,349
Mannkind Corp. *	26,100	556,191
Medtronic, Inc.	30,600	1,435,752
Nobel Biocare Holding AG, Series BR	8,833	2,093,137
Patterson Companies, Inc. *	38,700	1,351,791
ResMed, Inc. *	50,300	2,361,585
Respironics, Inc. *	14,400	492,768
St. Jude Medical, Inc. *	68,900	2,233,738
Stereotaxis, Inc. *	28,700	309,673
Stryker Corp.	28,500	1,200,135
The Cooper Companies, Inc.	1,500	66,435
The Medicines Company *	208,200	4,070,310
Zimmer Holdings, Inc. *	32,000	1,815,040

		36,051,308
Healthcare Services - 12.90%
Amerigroup Corp. *	42,900	1,331,616
Cardinal Health, Inc.	37,100	2,386,643
Covance, Inc. *	900	55,098
Coventry Health Care, Inc. *	26,650	1,464,151
DaVita, Inc. *	66,300	3,295,110
Healthsouth Corp. *	99,300	382,305
Healthways, Inc. *	15,400	810,656
Humana, Inc. *	67,300	3,614,010
Lincare Holdings, Inc. *	7,500	283,800
Medco Health Solutions, Inc. *	48,400	2,772,352
National Medical Health Card Systems, Inc. *	23,500	324,300
Symbion, Inc. *	32,000	664,320
UnitedHealth Group, Inc.	138,200	6,188,596
WebMD Health Corp. *	2,000	94,600

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Wellpoint, Inc. *	86,000	$6,258,220

		29,925,777
Household Products - 0.06%
Cryolife, Inc. *	24,600	132,840

Insurance - 2.81%
Aetna, Inc.	29,900	1,193,907
Assurant, Inc.	29,600	1,432,640
CIGNA Corp.	39,400	3,881,294

		6,507,841
Life Sciences - 1.04%
Incyte Corp. *	203,000	933,800
Symyx Technologies, Inc. *	61,700	1,490,055

		2,423,855
Medical-Hospitals - 3.26%
Community Health Systems, Inc. *	89,600	3,292,800
Grifols S.A. *	115,600	949,837
Lifepoint Hospitals, Inc. *	27,800	893,214
Northstar Neuroscience Inc. *	5,100	52,938
Sunrise Senior Living, Inc. *	20,400	564,060
Triad Hospitals, Inc. *	45,900	1,816,722

		7,569,571
Pharmaceuticals - 36.11%
Abbott Laboratories	14,900	649,789
Adolor Corp. *	21,200	530,212
Alexion Pharmaceuticals, Inc. *	65,200	2,355,024
Alexza Pharmaceuticals, Inc. *	30,800	225,764
Alkermes, Inc. *	140,100	2,650,692
Allergan, Inc.	10,400	1,115,504
Altus Pharmaceuticals, Inc. *	22,900	422,505
Amylin Pharmaceuticals, Inc. *	77,300	3,816,301
Andrx Corp. *	3,400	78,846
Astellas Pharmaceuticals, Inc.	62,579	2,295,374
Atherogenics, Inc. *	14,200	185,310
Barr Pharmaceuticals, Inc. *	15,200	724,888
Biocryst Pharmaceuticals, Inc. *	87,200	1,249,576
Caremark Rx, Inc.	68,212	3,401,732
Celgene Corp. *	45,000	2,134,350
Cubist Pharmaceuticals, Inc. *	110,500	2,782,390
Discovery Partners International, Inc. *	59,200	153,920
Elan Corp. PLC, ADR *	242,900	4,056,430
Eli Lilly & Company	40,727	2,250,981
Encysive Pharmaceuticals, Inc. *	39,400	273,042
Endo Pharmaceutical Holdings, Inc. *	400	13,192
Favrille, Inc., Private Placement * (e)	58,319	257,187
Favrille, Inc. *	37,100	181,790
Forest Laboratories, Inc. *	22,300	862,787
Fresenius AG	7,534	1,244,813
Gilead Sciences, Inc. *	185,798	10,991,810
GlaxoSmithKline PLC	18,400	513,997
Idenix Pharmaceuticals, Inc. *	54,000	507,600

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Indevus Pharmaceuticals, Inc. *	31,200	$170,664
Labopharm, Inc. *	7,400	58,460
Medicis Pharmaceutical Corp., Class A	7,700	184,800
Merck & Company, Inc.	3,800	138,434
Novartis AG, ADR	45,100	2,431,792
Novo Nordisk AS	10,100	642,816
NPS Pharmaceuticals, Inc. *	8,900	43,432
Onyx Pharmaceuticals, Inc. *	45,738	769,771
OSI Pharmaceuticals, Inc. *	121,368	4,000,289
PDL BioPharma, Inc. *	99,600	1,833,636
Penwest Pharmaceuticals Company *	5,900	128,797
Pfizer, Inc.	85,680	2,010,910
Pharmion Corp. *	16,800	286,104
Regeneron Pharmaceuticals, Inc. *	11,100	142,302
Rigel Pharmaceuticals, Inc. *	43,400	422,282
Roche Holdings AG	23,100	3,811,495
Sanofi-Aventis	19,200	1,872,000
Schering-Plough Corp.	70,200	1,335,906
Schwarz Pharma AG	19,760	1,772,068
Sepracor, Inc. *	100,800	5,759,712
Shire Pharmaceuticals Group PLC, ADR	24,800	1,096,904
Takeda Pharmaceutical Company, Ltd.	8,100	503,664
Teva Pharmaceutical Industries, Ltd., SADR	29,715	938,697
Theravance, Inc. *	76,600	1,752,608
Towa Pharmaceutical Company, Ltd.	15,800	386,359
United Therapeutics Corp. *	2,200	127,094
Valeant Pharmaceuticals International	95,200	1,610,784
Vertex Pharmaceuticals, Inc. *	82,804	3,039,735
ViroPharma, Inc. *	63,200	544,784

		83,742,105
Real Estate - 0.19%
Ventas, Inc., REIT	12,700	430,276

Retail Trade - 0.87%
Walgreen Company	45,100	2,022,284

Software - 0.11%
Allscripts Healthcare Solution, Inc. *	14,600	256,230

TOTAL COMMON STOCKS (Cost $217,566,978)		$231,673,913

WARRANTS - 0.05%

Biotechnology - 0.03%
Myogen, Inc.
(Expiration date 09/29/2009; strike price $7.80) * (e)	2,960	62,693
NeoRx Corp.
(Expiration date 02/01/2011; strike
price $0.77) * (e)	132,113	18,496
(Expiration date 12/03/2008; strike
price $6.00) * (e)	2,400	0

		81,189

Health Sciences Trust (continued)

	Shares or Principal Amount	Value

WARRANTS (continued)

Healthcare Products - 0.02%
Mannkind Corp.
(Expiration date 08/05/2010; strike price $12.228) * (e)	21,000	$37,010

Pharmaceuticals - 0.00%
Favrille, Inc.
(Expiration date 03/06/2011; strike price $5.26) * (e)	20,411	0

TOTAL WARRANTS (Cost $3,447)		$118,199

OPTIONS - 0.01%

Put Options - 0.01%
Alcon, Inc.
Expiration 07/22/2006 at $95.00 *	13,600	16,320

TOTAL OPTIONS (Cost $22,174)		$16,320

INVESTMENT COMPANIES - 0.11%

Pharmaceuticals - 0.11%
Pharmaceutical HOLDRs Trust	3,700	260,073

TOTAL INVESTMENT COMPANIES (Cost $296,074)		$260,073

SHORT TERM INVESTMENTS - 1.14%
T. Rowe Price Reserve Investment Fund (c)	$2,643,631	$2,643,631

TOTAL SHORT TERM INVESTMENTS
(Cost $2,643,631)		$2,643,631

REPURCHASE AGREEMENTS - 0.50%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $1,158,381 on 07/03/2006, collateralized by $1,185,000 Federal National Mortgage Association, 5.50% due 05/29/2009 (valued at $1,185,000, including interest) (c)	$1,158,000	$1,158,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,158,000)		$1,158,000

Total Investments (Health Sciences Trust)
(Cost $221,690,304) - 101.70%		$235,870,136
Liabilities in Excess of Other Assets - (1.70)%		(3,932,489)

TOTAL NET ASSETS - 100.00%		$231,937,647

Income & Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 67.82%

Advertising - 0.68%
Getty Images, Inc. * (a)	44,600	$2,832,546

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Advertising (continued)
Omnicom Group, Inc.	13,100	$1,167,079

		3,999,625
Aerospace - 1.20%
United Technologies Corp.	111,100	7,045,962

Aluminum - 0.83%
Alcoa, Inc.	150,600	4,873,416

Automobiles - 0.21%
General Motors Corp. (a)	42,300	1,260,117

Banking - 3.91%
Fifth Third Bancorp. (a)	42,600	1,574,070
Hudson City Bancorp, Inc.	183,400	2,444,722
Wachovia Corp.	81,300	4,396,704
Washington Mutual, Inc.	198,900	9,065,862
Wells Fargo Company	81,400	5,460,312

		22,941,670
Biotechnology - 0.29%
Millennium Pharmaceuticals, Inc. * (a)	172,200	1,716,834

Broadcasting - 0.53%
CBS Corp., Class B	32,500	879,125
Clear Channel Communications, Inc.	71,900	2,225,305

		3,104,430
Building Materials & Construction - 0.72%
American Standard Companies, Inc.	97,900	4,236,133

Business Services - 1.85%
Accenture, Ltd., Class A	1,500	42,480
Affiliated Computer Services, Inc., Class A *	41,500	2,141,815
Automatic Data Processing, Inc.	19,200	870,720
Fluor Corp.	75,900	7,053,387
Paychex, Inc.	20,000	779,600

		10,888,002
Cable and Television - 0.62%
Cablevision Systems New York Group, Class A *	35,700	765,765
Comcast Corp., Class A * (a)	33,800	1,106,612
Time Warner, Inc.	59,400	1,027,620
Viacom, Inc. *	21,050	754,432

		3,654,429
Cellular Communications - 0.24%
American Tower Corp., Class A *	23,400	728,208
QUALCOMM, Inc.	16,800	673,176

		1,401,384
Chemicals - 0.96%
Dow Chemical Company	44,400	1,732,932
E.I. Du Pont De Nemours & Company	10,000	416,000
Huntsman Corp. *	104,800	1,815,136
Methanex Corp.	52,300	1,107,714
NOVA Chemicals Corp.	4,500	129,555
Rohm & Haas Company	8,500	426,020

		5,627,357

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 3.51%
Cisco Systems, Inc. *	402,900	$7,868,637
Dell, Inc. *	77,300	1,886,893
Hewlett-Packard Company	24,900	788,832
International Business Machines Corp.	8,200	629,924
Sandisk Corp. *	100,100	5,103,098
Seagate Technology * (a)	103,400	2,340,976
Sun Microsystems, Inc. *	485,900	2,016,485

		20,634,845
Containers & Glass - 0.14%
Jarden Corp. * (a)	27,900	849,555

Cosmetics & Toiletries - 0.29%
Avon Products, Inc.	55,400	1,717,400

Crude Petroleum & Natural Gas - 0.15%
Plains Exploration & Production Company * (a)	22,200	899,988

Drugs & Health Care - 0.40%
ImClone Systems, Inc. * (a)	60,600	2,341,584

Electrical Equipment - 0.42%
Cooper Industries, Ltd., Class A	15,900	1,477,428
Emerson Electric Company	12,000	1,005,720

		2,483,148
Electrical Utilities - 0.76%
CMS Energy Corp. *	67,000	866,980
Exelon Corp.	18,000	1,022,940
The AES Corp. *	138,800	2,560,860

		4,450,780
Electronics - 1.44%
Agilent Technologies, Inc. *	17,673	557,760
ATI Technologies, Inc. * (a)	173,100	2,527,260
Flextronics International, Ltd. *	300,200	3,188,124
Jabil Circuit, Inc.	45,700	1,169,920
Thermo Electron Corp. *	28,600	1,036,464

		8,479,528
Financial Services - 5.70%
Americredit Corp. *	43,400	1,211,728
Capital One Financial Corp.	13,300	1,136,485
Federal Home Loan Mortgage Corp.	70,000	3,990,700
Federal National Mortgage Association	94,300	4,535,830
Goldman Sachs Group, Inc.	5,000	752,150
IndyMac Bancorp, Inc. (a)	27,100	1,242,535
JPMorgan Chase & Company	188,916	7,934,472
SLM Corp.	239,400	12,669,048

		33,472,948
Food & Beverages - 3.05%
Campbell Soup Company	85,399	3,169,157
Kraft Foods, Inc., Class A (a)	95,600	2,954,040
Pepsi Bottling Group, Inc.	19,300	620,495
PepsiCo, Inc.	85,200	5,115,408
Sara Lee Corp.	84,100	1,347,282
Sysco Corp.	49,600	1,515,776

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
The Coca-Cola Company	38,600	$1,660,572
Unilever NV	66,700	1,504,085

		17,886,815
Furniture & Fixtures - 0.25%
Leggett & Platt, Inc.	59,800	1,493,804

Gas & Pipeline Utilities - 0.55%
Kinder Morgan, Inc.	21,061	2,103,783
NiSource, Inc.	50,400	1,100,736

		3,204,519
Gold - 0.28%
Barrick Gold Corp.	54,900	1,625,040

Healthcare Products - 0.93%
Baxter International, Inc.	87,700	3,223,852
Medtronic, Inc.	48,300	2,266,236

		5,490,088
Healthcare Services - 2.42%
DaVita, Inc. *	43,450	2,159,465
Lincare Holdings, Inc. *	21,200	802,208
McKesson Corp.	29,300	1,385,304
Medco Health Solutions, Inc. *	57,100	3,270,688
UnitedHealth Group, Inc.	48,000	2,149,440
Wellpoint, Inc. *	61,300	4,460,801

		14,227,906
Holdings Companies/Conglomerates - 2.68%
Berkshire Hathaway, Inc., Class A *	41	3,758,019
General Electric Company	363,800	11,990,848

		15,748,867
Hotels & Restaurants - 0.32%
McDonald’s Corp.	19,000	638,400
Starwood Hotels & Resorts Worldwide, Inc.	20,200	1,218,868

		1,857,268
Household Products - 0.12%
Energizer Holdings, Inc. *	11,600	679,412

Insurance - 1.68%
American International Group, Inc.	53,575	3,163,604
Chubb Corp.	32,000	1,596,800
Marsh & McLennan Companies, Inc.	84,400	2,269,516
RenaissanceRe Holdings, Ltd.	20,000	969,200
XL Capital, Ltd., Class A (a)	30,200	1,851,260

		9,850,380
International Oil - 2.95%
Anadarko Petroleum Corp.	29,200	1,392,548
ChevronTexaco Corp.	28,455	1,765,917
Exxon Mobil Corp.	39,900	2,447,865
Royal Dutch Shell PLC, ADR, Class B shares (a)	10,195	712,325
Royal Dutch Shell PLC, ADR	108,800	7,287,424
Weatherford International, Ltd. *	74,800	3,711,576

		17,317,655

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.26%
eBay, Inc. *	52,000	$1,523,080

Internet Service Provider - 1.15%
Google, Inc., Class A *	13,200	5,535,156
Yahoo!, Inc. *	37,000	1,221,000

		6,756,156
Leisure Time - 1.14%
Carnival Corp.	24,200	1,010,108
Las Vegas Sands Corp. *	33,400	2,600,524
Walt Disney Company	102,600	3,078,000

		6,688,632
Liquor - 0.16%
Anheuser-Busch Companies, Inc.	21,000	957,390

Manufacturing - 1.37%
Danaher Corp.	61,800	3,974,976
Illinois Tool Works, Inc.	69,200	3,287,000
Siemens AG-Sponsored ADR	9,200	798,744

		8,060,720
Medical-Hospitals - 0.15%
Triad Hospitals, Inc. *	22,900	906,382

Mining - 0.43%
Newmont Mining Corp.	30,400	1,609,072
Potash Corp. of Saskatchewan, Inc.	10,800	928,476

		2,537,548
Paper - 0.24%
International Paper Company	43,100	1,392,130

Petroleum Services - 2.15%
Baker Hughes, Inc.	35,300	2,889,305
BJ Services Company	35,200	1,311,552
Halliburton Company	23,600	1,751,356
Schlumberger, Ltd.	89,400	5,820,834
Transocean, Inc. *	10,400	835,328

		12,608,375
Pharmaceuticals - 5.90%
Allergan, Inc.	48,500	5,202,110
AstraZeneca PLC, SADR	179,000	10,707,780
Eli Lilly & Company	14,700	812,469
Forest Laboratories, Inc. *	289,100	11,185,279
Pfizer, Inc.	83,900	1,969,133
Sepracor, Inc. * (a)	24,600	1,405,644
Teva Pharmaceutical Industries, Ltd., SADR (a)	107,200	3,386,448

		34,668,863
Real Estate - 0.19%
General Growth Properties, Inc., REIT	18,640	839,918
Host Hotels & Resorts, Inc., REIT	12,366	270,445

		1,110,363
Retail Trade - 2.64%
Dollar Tree Stores, Inc. *	79,700	2,112,050
Home Depot, Inc.	17,900	640,641
Lowe’s Companies, Inc.	139,000	8,433,130

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Target Corp.	75,000	$3,665,250
Williams-Sonoma, Inc.	18,800	640,140

		15,491,211
Semiconductors - 5.20%
Altera Corp. *	269,300	4,726,215
Applied Materials, Inc.	300,500	4,892,140
Fairchild Semiconductor International, Inc. *	70,000	1,271,900
Freescale Semiconductor-A, Inc. *	54,800	1,589,200
Intel Corp.	326,300	6,183,385
International Rectifier Corp. * (a)	94,100	3,677,428
KLA-Tencor Corp.	96,200	3,999,034
Linear Technology Corp.	44,900	1,503,701
Xilinx, Inc.	118,000	2,672,700

		30,515,703
Software - 2.44%
Adobe Systems, Inc. *	30,700	932,052
Compuware Corp. *	108,300	725,610
Microsoft Corp.	402,580	9,380,114
SAP AG, SADR	62,900	3,303,508

		14,341,284
Telecommunications Equipment & Services - 0.56%
Corning, Inc. *	135,400	3,275,326

Telephone - 1.64%
AT&T, Inc.	27,200	758,608
Qwest Communications International, Inc. * (a)	131,700	1,065,453
Sprint Corp.	254,150	5,080,458
Verizon Communications, Inc.	80,900	2,709,341

		9,613,860
Tobacco - 1.20%
Altria Group, Inc.	96,300	7,071,309

Trucking & Freight - 0.92%
United Parcel Service, Inc., Class B	65,400	5,384,382

TOTAL COMMON STOCKS (Cost $339,696,631)		$398,363,603

U.S. TREASURY OBLIGATIONS - 4.78%

Treasury Inflation Protected Securities (d) - 0.56%
3.375% due 01/15/2007 to 01/15/2012 (a)	$3,256,931	3,283,271

U.S. Treasury Bills - 0.26%
4.84% due 09/21/2006 (a)	1,525,000	1,508,789

U.S. Treasury Bonds - 3.15%
4.50% due 02/15/2036 (a)	10,901,000	9,776,834
5.25% due 02/15/2029 (a)	2,330,000	2,319,806
7.875% due 02/15/2021 (a)	1,625,000	2,044,707
8.75% due 05/15/2020 (a)	1,080,000	1,442,728
8.875% due 08/15/2017 (a)	2,250,000	2,936,074

		18,520,149

Income & Value Trust (continued)

	Shares or Principal Amount		Value

U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Notes - 0.81%
3.25% due 08/15/2007 (a)		$290,000	$283,736
3.625% due 07/15/2009 (a)		2,800,000	2,683,187
4.875% due 04/30/2011 (a)		1,825,000	1,806,394

			4,773,317

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,747,087)			$28,085,526

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.04%

Federal Agricultural Mortgage Corp. - 0.13%
5.125% due 03/30/2011		750,000	738,796

Federal Home Loan Bank - 0.59%
2.625% due 10/16/2006		400,000	396,805
4.50% due 11/15/2012 (a)		1,450,000	1,372,625
5.625% due 06/13/2016		1,725,000	1,718,001

			3,487,431
Federal Home Loan Mortgage Corp. - 1.00%
3.625% due 09/15/2008		475,000	457,157
4.648% due 07/01/2035		1,315,141	1,275,382
5.50% due 02/01/2018 to 01/01/2034		2,340,937	2,256,361
5.50% due 09/15/2011 (a)		525,000	524,953
5.75% due 06/27/2016		675,000	675,009
6.00% due 04/01/2016 to 08/01/2017		680,810	682,086

			5,870,948
Federal National Mortgage Association - 6.07%
3.765% due 07/01/2033 (b)		164,446	160,066
4.75% due 01/02/2007 to 08/03/2007		4,250,000	4,221,029
5.00% due 12/01/2017 to 03/01/2036		8,263,705	7,778,906
5.25% due 08/01/2012 (a)		1,350,000	1,317,232
5.50% due 07/01/2017 to 06/01/2035		7,732,626	7,456,857
5.95% due 03/01/2036		973,532	970,178
6.00% due 02/01/2034 to 06/01/2036		11,958,199	11,797,285
6.00% TBA **		75,000	75,258
6.25% due 05/15/2029		525,000	567,769
6.50% due 05/01/2036		721,998	725,892
7.00% due 12/01/2029 to 09/01/2031		361,431	370,494
7.50% due 09/01/2029 to 10/01/2031		172,863	179,222

			35,620,188
Government National Mortgage Association - 0.25%
5.50% due 05/20/2036		1,372,857	1,243,937
6.00% due 12/01/2099		250,000	247,383

			1,491,320

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,718,660)			$47,208,683

FOREIGN GOVERNMENT OBLIGATIONS - 1.36%

Argentina - 0.17%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	1,331,327	189,112

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Argentina (continued)
Republic of Argentina, Series PGDP (continued)
0.275% due 12/15/2035 (b)	ARS	6,125,626	$155,934
4.50% due 12/15/2035 (a)(b)		$2,575,000	226,857
5.83% due 12/31/2033 (b)	ARS	1,155,599	432,823

			1,004,726
Brazil - 0.18%
Federative Republic of Brazil
8.25% due 01/20/2034 (a)		$575,000	603,750
11.00% due 08/17/2040		380,000	471,200

			1,074,950
Canada - 0.01%
Canadian Government Bond
4.50% due 06/01/2015	CAD	50,000	44,574
5.50% due 06/01/2010		25,000	23,236

			67,810
Colombia - 0.07%
Republic of Colombia
10.00% due 01/23/2012		$140,000	158,200
Republic of Colombia
12.00% due 10/22/2015	COP	500,000,000	225,341

			383,541
Denmark - 0.00%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	50,000	9,152

Dominican Republic - 0.04%
Government of Dominican Republic
8.625% due 04/20/2027		$100,000	98,400
9.04% due 01/23/2018		154,979	163,116

			261,516
Egypt - 0.14%
Egypt Government Bonds
4.45% due 09/15/2015		900,000	833,076

El Salvador - 0.05%
Republic of El Salvador
7.65% due 06/15/2035		290,000	279,125

Germany - 0.16%
Federal Republic of Germany
3.75% due 07/04/2013	EUR	375,000	473,130
5.25% due 01/04/2011		125,000	168,869
5.25% due 01/04/2008		125,000	163,661
6.25% due 01/04/2030		85,000	138,861

			944,521
Italy - 0.08%
Republic of Italy
5.375% due 06/15/2033		$500,000	465,476

Jamaica - 0.03%
Government of Jamaica
9.25% due 10/17/2025		200,000	196,500

Income & Value Trust (continued)

	Shares or Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Japan - 0.07%
Government of Japan, Series 264
1.50% due 09/20/2014	JPY	25,000,000	$213,292
1.80% due 03/22/2010		20,000,000	178,622

			391,914
Mexico - 0.20%
Government of Mexico
6.75% due 09/27/2034		$350,000	340,375
8.00% due 12/07/2023	MXN	2,300,000	178,293
8.375% due 01/14/2011 (a)		$80,000	87,200
9.50% due 12/18/2014	MXN	1,900,000	172,467
9.875% due 02/01/2010		$155,000	174,375
10.00% due 12/05/2024	MXN	1,400,000	129,624
11.375% due 09/15/2016		$50,000	68,125

			1,150,459
Philippines - 0.02%
Republic of Philippines
10.625% due 03/16/2025		100,000	123,500

Poland - 0.03%
Government of Poland
5.00% due 10/24/2013	PLN	565,000	170,602

Russia - 0.02%
Russian Federation, Series REGS
5.00% due 03/31/2030		$130,000	138,359

Sweden - 0.01%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	400,000	65,659

Turkey - 0.05%
Republic of Turkey
15.00% due 02/10/2010	TRY	125,000	75,292
20.00% due 10/17/2007		295,700	188,740

			264,032
United Kingdom - 0.03%
Government of United Kingdom
4.25% due 12/07/2055	GBP	10,000	18,865
6.00% due 12/07/2028		20,000	44,906
7.25% due 12/07/2007		10,000	19,116
8.00% due 12/07/2015		40,000	92,198

			175,085

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $7,911,770)			$8,000,003

CORPORATE BONDS - 9.00%

Advertising - 0.07%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$475,000	437,000

Aerospace - 0.26%
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		963,203	991,829
7.156% due 12/15/2011		500,305	512,743

			1,504,572

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Air Travel - 0.05%
Delta Air Lines Inc, Series 02-1
6.417% due 07/02/2012	$295,000	$298,072

Automobiles - 0.27%
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008	1,500,000	1,475,473
General Motors Corp.
7.125% due 07/15/2013	125,000	102,813

		1,578,286
Banking - 1.69%
Banco Santander Chile
5.375% due 12/09/2014	130,000	123,617
Bank of America Corp.
7.125% due 09/15/2006	250,000	250,686
BOI Capital Funding No. 3
6.107% due 08/29/2049 (b)	250,000	232,817
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)	550,000	501,565
DBS Bank, Ltd.
7.125% due 05/15/2011	200,000	208,828
HSBK Europe BV
7.75% due 05/13/2013	190,000	190,237
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	145,000	137,113
4.90% due 09/23/2010	220,000	211,008
Landwirtschaftliche Rentenbank
5.25% due 07/15/2011	1,400,000	1,385,394
Lehman Brothers Holdings Inc., Series MTN
5.50% due 04/04/2016	250,000	238,887
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 04/25/2011	350,000	348,989
MBNA America Bank
5.375% due 01/15/2008	250,000	249,190
RBS Capital Trust I
4.709% due 12/29/2049 (b)	160,000	144,620
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)	440,000	409,365
Santander Issuances S.A Unipersonal
5.805% due 06/20/2016 (b)	400,000	400,881
Shinsei Finance II
7.16% due 07/29/2049 (b)	320,000	326,796
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)	990,000	923,290
Unicredito Italiano Capital Trust II
9.20% due 10/05/2049 (b)	340,000	378,190
Union Bank of California, N.A.
5.95% due 05/11/2016	410,000	407,293
USB Capital IX
6.189% due 03/29/2049 (b)	620,000	606,292
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036	250,000	249,334
Washington Mutual Preferred Funding Delaware
6.534% due 03/29/2049 (b)	600,000	574,836
Wells Fargo Company
3.50% due 04/04/2008	500,000	482,199

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Zions Bancorporation
5.50% due 11/16/2015	$975,000	$929,214

		9,910,641
Broadcasting - 0.09%
Viacom, Inc.
6.25% due 04/30/2016	250,000	242,687
6.875% due 04/30/2036	300,000	289,519

		532,206
Building Materials & Construction - 0.06%
Building Materials Corporation of America
7.75% due 08/01/2014	175,000	167,125
Ryland Group, Inc.
5.375% due 05/15/2012	200,000	184,679

		351,804
Business Services - 0.19%
Electronic Data Systems Corp.
6.50% due 08/01/2013	400,000	394,606
The Thomson Corp.
5.50% due 08/15/2035	835,000	721,685

		1,116,291
Cable and Television - 0.25%
Charter Communications Operating LLC
8.00% due 04/30/2012	210,000	208,950
8.375% due 04/30/2014	250,000	250,312
Comcast Corp.
6.45% due 03/15/2037	310,000	291,178
6.50% due 11/15/2035	250,000	235,993
Cox Communications, Inc.
7.75% due 11/01/2010	125,000	132,373
Kabel Deutschland GMBH
10.625% due 07/01/2014	80,000	84,400
News America, Inc.
6.40% due 12/15/2035	150,000	138,736
Young Broadcasting, Inc.
10.00% due 03/01/2011	125,000	111,250

		1,453,192
Cellular Communications - 0.16%
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	90,000	110,342
Nextel Communications, Inc.
6.875% due 10/31/2013	265,000	266,554
US Unwired, Inc., Series B
10.00% due 06/15/2012	530,000	588,300

		965,196
Commercial Services - 0.08%
Cendant Corp.
6.25% due 01/15/2008	250,000	252,246
6.875% due 08/15/2006	200,000	200,197

		452,443
Computers & Business Equipment - 0.02%
Cisco Systems, Inc.
5.25% due 02/22/2011	125,000	122,681

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas - 0.11%
Apache Finance Canada Corp.
7.75% due 12/15/2029	$290,000	$339,893
XTO Energy Inc.
6.10% due 04/01/2036	340,000	307,753

		647,646
Domestic Oil - 0.08%
Devon Financing Corp., ULC
6.875% due 09/30/2011	480,000	499,057

Drugs & Health Care - 0.05%
Allegiance Corp.
7.00% due 10/15/2026	290,000	295,326

Electrical Utilities - 0.60%
AES Corp.
9.375% due 09/15/2010	420,000	449,400
AmerenUE
5.40% due 02/01/2016	270,000	256,644
Appalachian Power Company
5.55% due 04/01/2011	125,000	122,899
6.375% due 04/01/2036	190,000	181,846
Empresa Nacional De Electricidad
8.50% due 04/01/2009	230,000	242,777
FirstEnergy Corp.
7.375% due 11/15/2031	50,000	53,643
MidAmerican Energy Holdings Company
6.125% due 04/01/2036	350,000	327,173
Ohio Power Company, Series K
6.00% due 06/01/2016	200,000	197,218
Oncor Electric Delivery Company
7.00% due 05/01/2032	125,000	129,732
Pacific Gas & Electric Company
4.20% due 03/01/2011	275,000	257,156
PSEG Funding Trust I
5.381% due 11/16/2007	430,000	426,906
Scottish Power PLC
4.91% due 03/15/2010	460,000	444,902
5.81% due 03/15/2025	305,000	284,599
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	170,000	162,563

		3,537,458
Electronics - 0.07%
Jabil Circuit, Inc.
5.875% due 07/15/2010	135,000	133,880
Koninklijke Philips Electronics NV
7.20% due 06/01/2026	250,000	266,204

		400,084
Energy - 0.10%
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	85,000	76,760
5.60% due 10/15/2014	290,000	274,529
6.875% due 03/01/2033	250,000	244,448

		595,737

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Financial Services - 1.81%
AIG SunAmerica Global Financing VII
5.85% due 08/01/2008	$1,250,000	$1,253,391
AMBAC Financial Group, Inc.
5.95% due 12/05/2035	220,000	204,206
Aries Vermogensverwaltung GmbH, Series REGS
9.60% due 10/25/2014	250,000	310,450
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	270,000	261,865
CIT Group, Inc.
5.00% due 11/24/2008	350,000	345,218
Countrywide Financial Corp.
6.25% due 05/15/2016	530,000	519,472
Downey Financial Corp.
6.50% due 07/01/2014	370,000	363,227
ERP Operating LP
4.75% due 06/15/2009	345,000	335,851
General Electric Capital Corp.
5.45% due 01/15/2013	250,000	245,732
General Motors Acceptance Corp.
6.125% due 02/01/2007	150,000	149,382
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	250,000	240,544
HVB Funding Trust III
9.00% due 10/22/2031	160,000	193,307
International Lease Finance Corp.
4.75% due 01/13/2012	490,000	463,196
4.75% due 07/01/2009	500,000	486,320
JPMorgan Chase & Company
5.35% due 03/01/2007	125,000	124,745
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)	320,000	303,655
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)	620,000	663,859
Nationwide Life Global Funding I
5.35% due 02/15/2007	110,000	109,807
NiSource Finance Corp.
6.15% due 03/01/2013	160,000	160,525
7.875% due 11/15/2010	260,000	278,155
PCCW-HKT Capital, Ltd., Series REGS
8.00% due 11/15/2011	160,000	170,347
Reliastar Financial Corp.
6.50% due 11/15/2008	280,000	284,294
Residential Capital Corp.
6.375% due 06/30/2010	210,000	207,142
SB Treasury Company LLC
zero coupon, Step up to 10.925% on
06/30/2008 due 12/29/2049 (b)	580,000	616,094
The Goldman Sachs Group, Inc.
4.75% due 07/15/2013	250,000	232,595
Tokai Preferred Capital Company, LLC
9.98% due 12/29/2049 (b)	600,000	643,637
Twin Reefs Pass Through Trust
6.17% due 12/10/2049 (b)	700,000	699,982
Washington Mutual, Inc.
5.25% due 09/15/2017	500,000	456,739

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Westfield Capital Corp, Ltd.
4.375% due 11/15/2010	$345,000	$325,521

		10,649,258
Food & Beverages - 0.30%
Diageo Capital PLC
4.375% due 05/03/2010	160,000	152,138
Kellogg Company, Series B
6.60% due 04/01/2011	250,000	258,255
Kraft Foods, Inc.
6.25% due 06/01/2012	250,000	252,917
Molson Coors Capital Financial
4.85% due 09/22/2010	445,000	428,402
Nabisco, Inc.
7.55% due 06/15/2015	375,000	413,117
Tyson Foods, Inc.
6.60% due 04/01/2016	250,000	244,366

		1,749,195
Gas & Pipeline Utilities - 0.15%
Energy Transfer Partners LP
5.95% due 02/01/2015	545,000	524,818
Gulfstream Natural Gas System LLC
6.19% due 11/01/2025	240,000	231,878
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	160,000	146,067

		902,763
Healthcare Products - 0.04%
Boston Scientific Corp.
6.00% due 06/15/2011	210,000	207,170

Healthcare Services - 0.07%
Aetna, Inc.
5.75% due 06/15/2011	210,000	208,524
Humana, Inc.
6.45% due 06/01/2016	230,000	227,666

		436,190
Homebuilders - 0.12%
Centex Corp.
4.75% due 01/15/2008	70,000	68,647
D.R. Horton, Inc.
6.50% due 04/15/2016	80,000	76,919
Lennar Corp.
5.95% due 03/01/2013	40,000	38,038
Technical Olympic USA, Inc.
10.375% due 07/01/2012	150,000	144,000
William Lyon Homes, Inc.
10.75% due 04/01/2013	415,000	398,400

		726,004
Hotels & Restaurants - 0.06%
Buffets, Inc.
11.25% due 07/15/2010	100,000	103,375
Seminole Tribe of Florida
5.798% due 10/01/2013	230,000	222,757

		326,132

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Insurance - 0.29%
CNA Financial Corp.
5.85% due 12/15/2014	$375,000	$353,728
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	250,000	218,297
Lincoln National Corp.
6.20% due 12/15/2011	140,000	143,313
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015	220,000	207,675
Nationwide Mutual Insurance Company
7.875% due 04/01/2033	60,000	66,533
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	490,000	465,864
Prudential Insurance Company
6.375% due 07/23/2006	125,000	125,049
The St. Paul Travelers Companies, Inc.
6.25% due 06/20/2016	125,000	124,464

		1,704,923
International Oil - 0.35%
Newfield Exploration Co.
6.625% due 04/15/2016	450,000	424,125
Pemex Project Funding Master Trust
5.75% due 12/15/2015	315,000	290,115
7.375% due 12/15/2014	500,000	516,000
8.50% due 02/15/2008	700,000	725,200
Ras Laffan Liquefied Natural Gas
3.437% due 09/15/2009	131,600	126,332

		2,081,772
Investment Companies - 0.27%
Temasek Financial I, Ltd.
4.50% due 09/21/2015	310,000	280,937
Temasek Financial I, Ltd., Series REGS
4.50% due 09/21/2015	1,475,000	1,331,890

		1,612,827
Medical-Hospitals - 0.08%
HCA, Inc.
6.50% due 02/15/2016	350,000	323,619
Tenet Healthcare Corp.
9.875% due 07/01/2014	125,000	125,000

		448,619
Mining - 0.08%
Teck Cominco, Ltd.
6.125% due 10/01/2035	500,000	447,553

Paper - 0.16%
International Paper Company
5.50% due 01/15/2014	220,000	208,053
5.85% due 10/30/2012	210,000	206,757
Jefferson Smurfit Corp.
7.50% due 06/01/2013	350,000	313,250
Stora Enso Oyj
6.404% due 04/15/2016	200,000	193,845

		921,905

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Petroleum Services - 0.13%
Petroleum Export, Ltd.
5.265% due 06/15/2011	$439,898	$426,385
Petroleum Export, Ltd./Cayman SPV
4.623% due 06/15/2010	337,778	330,201

		756,586
Pharmaceuticals - 0.04%
Hospira, Inc.
5.90% due 06/15/2014	250,000	245,047

Railroads & Equipment - 0.01%
Union Pacific Railroad Company, Series 2002-1
6.061% due 01/17/2023	74,003	75,423

Real Estate - 0.35%
Brandywine Operating Partnership, REIT
6.00% due 04/01/2016	550,000	531,557
Developers Diversified Realty Corp., REIT
5.00% due 05/03/2010	375,000	363,370
Hospitality Properties Trust, REIT
6.30% due 06/15/2016	225,000	221,614
Kimco Realty Corp., REIT
4.82% due 06/01/2014	250,000	228,871
ProLogis, REIT
5.25% due 11/15/2010	200,000	194,526
5.625% due 11/15/2015	250,000	238,712
Simon Property Group LP, REIT
6.10% due 05/01/2016	260,000	257,993

		2,036,643
Retail Trade - 0.01%
Rite Aid Corp.
6.875% due 08/15/2013	60,000	51,900

Sanitary Services - 0.08%
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012	425,000	450,500

Telecommunications Equipment & Services - 0.08%
Koninklijke (Royal) KPN NV
8.375% due 10/01/2030	125,000	134,192
SBC Communications, Inc.
5.625% due 06/15/2016	125,000	118,486
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	205,000	208,582

		461,260
Telephone - 0.32%
AT&T, Inc.
6.80% due 05/15/2036	370,000	366,735
Qwest Capital Funding, Inc.
7.25% due 02/15/2011	320,000	311,200
7.90% due 08/15/2010	85,000	84,575
Telecom Italia Capital SA
4.00% due 11/15/2008	125,000	119,911
6.00% due 09/30/2034	220,000	189,952
Telefonica Emisones SAU
7.045% due 06/20/2036	410,000	409,777

Income & Value Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Verizon, New York, Inc.
6.875% due 04/01/2012	$400,000	$405,317

		1,887,467

TOTAL CORPORATE BONDS (Cost $54,766,559)		$52,876,829

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.38%
Banc of America Funding Corp.,
Series 2005-H, Class 9A1
5.9695% due 11/20/2035 (b)	436,550	432,461
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	271,633	268,430
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-10, Class A3
4.65% due 10/25/2035 (b)	875,000	834,004
Bear Stearns Alt-A Trust,
Series 2005-9, Class 26A1
5.8451% due 11/25/2035 (b)	440,668	435,624
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	250,000	268,736
Commercial Mortgage, Series 2003-LB1A, Class A2
4.084% due 06/10/2038	750,000	676,672
Countrywide Alternative Loan Trust,
Series 2005-46CB, Class A8
5.50% due 10/25/2035	430,013	422,950
Countrywide Alternative Loan Trust,
Series 2005-54CB, Class 1A7
5.50% due 11/25/2035	500,000	494,676
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1
5.143% due 12/25/2035 (b)	493,267	493,711
Countrywide Alternative Loan Trust,
Series 2005-64CB, Class 1A7
5.50% due 12/25/2035	431,000	425,765
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-HYB8, Class 4A1
5.7099% due 12/20/2035 (b)	2,016,719	1,976,235
Countrywide Home Loan Trust,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	274,836	265,520
Credit Suisse Mortgage Capital Certificates, Series
2006-3, Class 1A4A
5.896% due 04/25/2036	500,000	491,599
Crown Castle Towers LLC,
Series 2005-1A, Class AFL
5.5788% due 06/15/2035 (b)	230,000	230,642
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035	625,000	598,458
Crown Castle Towers LLC,
Series 2005-1A, Class B
4.878% due 06/15/2035	825,000	793,165

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Crown Castle Towers LLC,
Series 2005-1A, Class D
5.612% due 06/15/2035	$290,000	$282,377
CS First Boston Mortgage Securities Corp, Series
2005-7, Class 3A1
5.00% due 08/25/2020	78,169	76,415
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	347,344	348,704
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	500,000	493,192
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	750,000	761,898
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	500,000	507,627
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	250,000	233,240
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	381,159	378,373
Federal National Mortgage Association Whole
Loan, Series 2002-W3, Class A5
7.50% due 01/25/2028	310,327	318,488
FHLMC Structured Pass Through Securities,
Series T-41, Class 3A
7.50% due 07/25/2032	176,454	180,994
First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 1A14
5.50% due 11/25/2035	673,530	663,609
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	674,219	678,261
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	363,239	362,338
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	49,267	49,619
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	500,000	507,323
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	351,733
Global Signal Trust, Series 2006-1, Class A2
5.45% due 02/15/2036	375,000	366,636
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	300,000	294,284
GMAC Commercial Mortgage Securities, Inc,
Series 2001-C2, Class A1
6.25% due 04/15/2034	316,455	319,872

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GMAC Commercial Mortgage Securities, Inc.,
Series 1997-C1, Class A3
6.869% due 07/15/2029	$168,167	$169,507
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	479,749	477,989
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	319,161	307,087
Harborview Mortgage Loan Trust,
Series 2005-15, Class 2A12
6.0669% due 10/20/2045 (b)	525,632	536,049
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.629% due 10/03/2015 (b)	170,000	171,885
Indymac Index Mortgage Loan Trust, Series
2006-AR5, Class 2A1
5.8844% due 05/25/2036 (b)	1,396,822	1,373,327
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,141,122
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	750,000	722,801
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	415,000	399,048
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	500,000	515,939
Residential Accredit Loans, Inc., Series 2006-QA1,
Class A31
6.284% due 01/25/2036 (b)	904,634	904,805
Residential Asset Securitization Trust, Series
2004-A6, Class A1
5.00% due 08/25/2019	1,706,950	1,613,774
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	290,000	297,787
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	144,693	145,061
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	750,000	766,834
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035	280,000	274,301
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	250,000	245,695
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-2, Class 5A1
6.00% due 03/25/2036 (b)	954,191	944,948
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-4, Class 4A1
5.9946% due 05/25/2036 (b)	1,644,533	1,629,638
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-4, Class 5A1
5.991% due 05/25/2036 (b)	613,572	608,015

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.526% due 07/15/2027 (b)	$191,675	$192,927
Washington Mutual Inc, Series 2003-S6, Class 2A3
4.75% due 07/25/2018	485,115	458,170
Washington Mutual Inc, Series 2003-S7, Class A1
4.50% due 08/25/2018	210,694	200,733
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	565,900	565,637
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.1096% due 06/25/2035 (b)	675,000	669,373

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,639,809)		$31,616,083

ASSET BACKED SECURITIES - 2.75%
Advanta Business Card Master Trust,
Series 2005-A1, Class A1
5.3369% due 04/20/2011 (b)	375,000	374,590
Advanta Business Card Master Trust,
Series 2005-A3, Class A3
4.70% due 10/20/2011	375,000	367,676
ARG Funding Corp., Series 2005-2A, Class A1
4.54% due 05/20/2009	570,000	560,537
Bear Stearns Asset Backed Securities Inc,
Series 2005-CL1, Class A1
5.8225% due 09/25/2034 (b)	263,310	263,886
California Infrastructure Development PG&E-1,
Series 1997-1, Class A7
6.42% due 09/25/2008	22,420	22,471
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (b)	250,000	232,852
Countrywide Asset-Backed Certificates, Series
2006-S2, Class A5
5.753% due 07/25/2027	825,000	811,207
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030 (b)	201,651	199,729
Countrywide Asset-Backed Certificates,
Series 2004-12, Class 2AV2
5.603% due 09/25/2033 (b)	272,458	272,619
CPS Auto Trust, Series 2006-A, Class 1A4
5.33% due 11/15/2012	700,000	695,406
CPS Auto Trust, Series 2005-C, Class A2
4.79% due 03/15/2012	510,000	497,611
Discover Card Master Trust I,
Series 1996-4, Class A
5.5738% due 10/16/2013 (b)	675,000	684,894
Drivetime Auto Owner Trust,
Series 2004-A, Class A3
2.419% due 08/15/2008	157,784	155,689
First Investors Auto Owner Trust,
Series 2005-A, Class A2
4.23% due 07/16/2012	453,964	448,178

Income & Value Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
5.5419% due 06/17/2022 (b)	$150,809	$151,354
Hertz Vehicle Financing LLC, Series 2005-2A,
Class A6
5.08% due 11/25/2011	330,000	323,837
IndyMac Home Equity Loan Asset-Backed Trust,
Series 2004-B, Class A2B
5.683% due 11/25/2034 (b)	219,778	220,120
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class 3A2
5.4325% due 08/25/2035 (b)	171,714	171,741
Morgan Stanley ABS Capital I,
Series 2004-OP1, Class A2B
5.613% due 11/25/2034 (b)	545,408	545,856
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034 (b)	510,000	501,859
Peco Energy Transition Trust,
Series 1999-A, Class A7
6.13% due 03/01/2009	540,000	543,680
PG&E Energy Recovery Funding LLC, Series
2005-2, Class A2
5.03% due 03/25/2014	1,000,000	978,888
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14% due 09/25/2012	420,000	402,317
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	486,246
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/2011	300,000	292,292
Rental Car Finance Corp.,
Series 2005-1A, Class A2
4.59% due 06/25/2011	500,000	479,333
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	161,067	158,695
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	625,000	612,883
Residential Asset Securities Corp.,
Series 1999-KS4, Class AI4
7.22% due 06/25/2028	68,139	67,999
Small Business Administration, Series 2006-P10A,
Class 1
5.408% due 02/10/2016	524,580	513,335
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.633% due 10/25/2035 (b)	625,000	626,132
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023	384,289	364,945
Structured Asset Investment Loan Trust,
Series 2004-8, Class A13
5.623% due 09/25/2034 (b)	214,310	214,422

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Income & Value Trust (continued)

	Shares or Principal Amount		Value

ASSET BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust,
Series 2004-8, Class A7
5.623% due 09/25/2034 (b)		$332,163	$332,416
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A4
4.22% due 06/12/2012		300,000	290,459
UPFC Auto Receivables Trust, Series 2005-A,
Class A3
4.34% due 12/15/2010		500,000	492,521
UPFC Auto Receivables Trust, Series 2005-B,
Class A3
4.98% due 08/15/2011		475,000	468,642
USAA Auto Owner Trust, Series 2004-3, Class A3
3.16% due 02/17/2009		510,319	504,020
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023		109,352	109,147
West Penn Funding LLC Transition Bonds,
Series 2005-A, Class A1
4.46% due 12/27/2010		720,000	697,838

TOTAL ASSET BACKED SECURITIES
(Cost $16,463,056)			$16,138,322

SUPRANATIONAL OBLIGATIONS - 0.10%

Supranational - 0.01%
Inter-American Development Bank
1.90% due 07/08/2009	JPY	5,000,000	44,708

Venezuela - 0.09%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012		$510,000	533,461

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $594,563)			$578,169

SHORT TERM INVESTMENTS - 10.36%
State Street Navigator Securities
Lending Prime Portfolio (c)		$60,859,604	$60,859,604

TOTAL SHORT TERM INVESTMENTS
(Cost $60,859,604)			$60,859,604

REPURCHASE AGREEMENTS - 0.58%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$3,410,122 on 07/03/2006,
collateralized by $3,480,000
Federal Home Loan Mortgage
Corp., 5.375% due 05/22/2008
(valued at $3,480,000, including
interest) (c)		$3,409,000	$3,409,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,409,000)			$3,409,000

Total Investments (Income & Value Trust)
(Cost $593,806,739) - 110.17%			$647,135,822
Liabilities in Excess of Other Assets - (10.17)%			(59,743,062)

TOTAL NET ASSETS - 100.00%			$587,392,760

International Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 91.89%

Australia - 2.03%
Amcor, Ltd.	202,929	$1,006,169
Australia and New Zealand Bank Group, Ltd.	122,231	2,412,403
BHP Billiton, Ltd. (a)	132,052	2,842,452
Commonwealth Bank of Australia, Ltd. (a)	56,427	1,860,021
Foster’s Group, Ltd.	231,357	939,334
Mirvac Group, Ltd. (a)	366,861	1,184,516
National Australia Bank, Ltd. (a)	60,783	1,586,285
Qantas Airways, Ltd., ADR	292,304	642,210
Rio Tinto, Ltd. (a)	51,661	2,983,270
Stockland Company, Ltd. (a)	107,998	562,734
Telstra Corp., Ltd. (a)	894,988	2,444,642
Woodside Petroleum, Ltd.	42,075	1,374,127
Woolworths, Ltd.	146,852	2,196,368
Zinifex, Ltd.	51,563	383,492

		22,418,023
Austria - 0.44%
Bohler Uddeholm AG	11,756	642,208
OMV AG	38,751	2,305,063
Voestalpine AG (a)	12,543	1,904,136

		4,851,407
Belgium - 0.81%
Colruyt SA	2,542	396,617
Delhaize Group (a)	14,455	1,001,146
Dexia	93,057	2,235,564
Fortis Group SA (a)	109,127	3,712,106
UCB SA	30,134	1,628,836

		8,974,269
Bermuda - 0.09%
Frontline, Ltd. (a)	10,087	376,686
Noble Group, Ltd. (a)	159,639	109,887
Yue Yuen Industrial Holdings, Ltd. (a)	190,782	524,423

		1,010,996
Canada - 2.14%
Alcan Aluminum, Ltd. USD	20,800	975,455
BCE, Inc. (a)	35,109	830,651
Canadian Imperial Bank of Commerce (a)	43,030	2,883,203
Canadian Natural Resources, Ltd.	110,663	6,125,668
EnCana Corp. - CAD	37,503	1,977,064
Goldcorp, Inc.	36,600	1,104,565
Magna International, Inc. (a)	10,000	714,260
National Bank of Canada (a)	26,735	1,366,722
Nexen, Inc.	30,061	1,695,818
Petro-Canada	96,933	4,604,100
Royal Bank of Canada (a)	31,126	1,265,139

		23,542,645
Denmark - 0.32%
A P Moller- Maersk AS	129	990,089
Danske Bank AS	27,481	1,045,183
DSV AS	5,322	888,968

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
H. Lundbeck AS (a)	26,845	$611,676

		3,535,916
Finland - 2.50%
Fortum Corp. Oyj	164,411	4,201,854
Kesko Oyj	51,733	1,981,890
Kone Corp. Oyj	15,092	626,773
Metso Oyj	58,983	2,138,289
Nokia AB - Oyj	377,465	7,698,209
OKO Bank - A	25,000	367,382
Outokumpu Oyj	96,196	2,249,512
Rautaruukki Oyj	91,091	2,749,385
Sampo Oyj, A Shares	198,742	3,789,122
YIT Oyj	69,334	1,698,433

		27,500,849
France - 9.09%
Alstom RGPT *	30,983	2,828,823
Arkema *	10,723	418,060
Assurances Generales de France (a)	4,369	515,025
AXA Group (a)	59,804	1,960,952
BNP Paribas SA (a)	213,315	20,402,967
Capgemini SA (a)	17,526	999,516
Carrefour SA (a)	49,709	2,911,788
Casino Guich-Perrachon SA (a)	32,966	2,504,369
Compagnie De Saint Gobain SA (a)	34,310	2,450,827
Compagnie Generale des Etablissements Michelin, Class B (a)	18,755	1,126,406
Credit Agricole S.A. (a)	96,817	3,680,601
L’Oreal SA (a)	23,124	2,182,195
LVMH Moet Hennessy SA (a)	25,209	2,499,755
Peugeot SA (a)	79,699	4,954,683
Pinault-Printemps-Redoute SA (a)	5,957	758,932
Publicis Groupe SA (a)	31,774	1,226,193
Renault Regie Nationale SA (a)	80,296	8,618,930
Schneider Electric SA (a)	19,364	2,016,661
Societe Generale (a)	29,250	4,298,371
Total SA (a)	469,840	30,889,829
Vallourec SA (a)	1,976	2,373,531
Zodiac SA (a)	10,246	575,693

		100,194,107
Germany - 7.75%
Adidas-Salomon AG (a)	18,388	878,322
Allianz AG	18,282	2,885,633
Altana AG	55,824	3,107,341
Bayerische Motoren Werke (BMW) AG (a)	103,799	5,180,904
Bilfinger Berger AG	13,723	745,453
Commerzbank AG	163,281	5,933,970
DaimlerChrysler AG	90,197	4,452,428
Deutsche Bank AG	85,004	9,558,773
Deutsche Boerse AG	26,657	3,627,781
Deutsche Post AG	78,039	2,090,177
Deutsche Postbank AG (a)	9,528	684,986

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
E.ON AG	63,459	$7,299,824
Fresenius AG	8,119	1,351,327
Hochtief AG	28,037	1,558,121
KarstadtQuelle AG * (a)	47,733	1,265,660
MAN AG	21,842	1,580,310
Merck & Company AG * (a)	12,470	1,132,964
Muenchener Rueckversicherungs-Gesellschaft AG	57,208	7,808,162
Puma AG	3,822	1,484,378
Salzgitter AG	27,672	2,346,889
SAP AG	11,080	2,336,167
Solarworld AG (a)	8,988	563,585
Suedzucker AG (a)	67,672	1,499,472
Thyssen Krupp AG	224,827	7,690,897
Tui AG (a)	129,125	2,555,888
Volkswagen AG (a)	82,442	5,776,262

		85,395,674
Greece - 0.06%
Bank of Piraeus SA	12,722	302,377
Coca Cola Hellenic Bottling Company SA	11,260	335,254

		637,631
Hong Kong - 0.39%
CLP Holdings, Ltd.	246,596	1,443,001
Hong Kong Electric Holdings, Ltd.	311,146	1,406,106
Hong Kong Exchange & Clearing, Ltd. (a)	162,000	1,041,831
Sino Land Company, Ltd. (a)	223,971	357,569

		4,248,507
Ireland - 0.70%
CRH PLC	98,094	3,186,384
DCC PLC	24,982	600,158
Depfa Bank PLC	194,898	3,227,695
Kerry Group PLC	32,884	705,950

		7,720,187
Italy - 2.49%
Banca Monte dei Paschi Siena SpA (a)	362,496	2,177,114
Banco Popolare Di Verona e Novara SpA	40,765	1,091,319
Benetton Group SpA (a)	44,477	663,832
Eni SpA (a)	667,485	19,643,351
ERG SpA (a)	18,792	468,981
Fiat SpA * (a)	160,565	2,135,904
Impregilo SpA *	124,693	451,726
Italcementi SpA	48,474	792,865

		27,425,092
Japan - 24.78%
Aderans Company, Ltd.	18,935	510,975
AEON Company, Ltd.	77,411	1,696,883
Alps Electric Company (a)	47,654	595,129
Amada Company, Ltd.	94,513	990,486
Astellas Pharmaceuticals, Inc.	18,426	675,859
Canon, Inc. (a)	44,250	2,167,962

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Chiyoda Corp. (a)	19,008	$388,443
Chubu Electric Power Company, Inc.	152,201	4,107,254
Cosmo Oil Company, Ltd.	123,000	553,207
Daido Steel Company, Ltd.	142,960	1,121,157
Daiei Inc. *	68,742	1,443,819
Daiichi Sankyo Company, Ltd.	73,069	2,010,107
Daikyo, Inc. *	279,112	1,228,527
Daiwa Securities Group, Inc. (a)	339,000	4,038,217
East Japan Railway Company	122	905,637
Eisai Company, Ltd.	49,420	2,222,724
Fanuc, Ltd.	17,986	1,614,742
Fuji Heavy Industries, Ltd. (a)	307,884	1,798,824
Fujikura, Ltd. (a)	90,000	992,708
Fujitsu, Ltd.	117,000	906,327
Haseko Corp. * (a)	812,653	2,760,770
Hokkaido Electric Power Company, Inc.	40,301	955,567
Honda Motor Company, Ltd.	734,788	23,294,008
Hoya Corp.	41,976	1,492,008
Ibiden Company, Ltd. (a)	29,264	1,405,633
Isetan Company, Ltd.	53,097	904,233
Ishikawajima-Harima Heavy Industries Company, Ltd. (a)	408,231	1,290,595
Isuzu Motors, Ltd. (a)	569,458	1,845,063
Itochu Corp.	602,953	5,292,064
JGC Corp. (a)	51,625	887,731
Kansai Electric Power Company, Ltd.	129,600	2,897,480
Kao Corp.	79,950	2,091,177
Kawasaki Heavy Industries, Ltd. (a)	472,562	1,588,895
Kawasaki Kisen Kaisha, Ltd. (a)	246,000	1,422,226
Keisei Electric Railway Company, Ltd. (a)	90,542	510,809
Kenedix, Inc. (a)	242	1,050,382
KK DaVinci Advisors * (a)	1,068	1,053,963
Kobe Steel Company, Ltd.	446,256	1,395,220
Komatsu, Ltd.	240,051	4,769,364
Konami Corp. (a)	43,977	969,756
Kubota Corp.	225,000	2,132,003
Kyushu Electric Power	86,120	2,000,604
LeoPalace21 Corp.	48,210	1,663,067
Marubeni Corp.	489,176	2,605,977
Marui Company, Ltd. (a)	56,190	874,465
Mazda Motor Corp. (a)	391,512	2,451,545
Mediceo Holdings Company, Ltd.	30,000	535,784
Mitsubishi Corp.	364,405	7,271,870
Mitsubishi Estate Company, Ltd.	131,596	2,792,701
Mitsubishi Heavy Industries, Ltd.	576,000	2,484,992
Mitsubishi Materials Corp. (a)	376,870	1,606,153
Mitsubishi Rayon Company, Ltd.	204,080	1,661,085
Mitsubishi UFJ Financial Group, Inc.	1,086	15,174,883
Mitsui & Company, Ltd. (a)	214,440	3,026,375
Mitsui Trust Holdings, Inc.	302,447	3,631,847
Mizuho Financial Group, Inc.	688	5,822,209
Mizuho Trust & Banking Company, Ltd. (a)	485,000	1,190,210

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
NGK Spark Plug Company, Ltd. (a)	39,000	$783,372
Nikko Cordial Corp.	98,000	1,252,976
Nikon Corp. (a)	58,773	1,025,531
Nintendo Company, Ltd.	6,100	1,022,837
Nippon Telegraph & Telephone Corp.	1,277	6,256,469
Nippon Yusen Kabushiki Kaisha (a)	116,000	753,714
Nippon Zeon Company (a)	63,538	755,764
Nissan Chemical Industries, Ltd.	72,008	896,759
Nissan Motor Company, Ltd. (a)	986,500	10,769,180
Nitto Denko Corp.	6,501	462,715
Nomura Research Institute, Ltd.	8,766	1,084,027
Nomura Securities Company, Ltd. (a)	207,400	3,885,184
NTT DoCoMo, Inc.	2,396	3,515,375
Orient Corp. (a)	231,000	754,500
Orix Corp.	17,473	4,265,057
Osaka Gas Company, Ltd.	606,880	1,950,411
Resona Holdings, Inc. * (a)	2,053	6,472,495
Ricoh Company, Ltd.	222,000	4,352,561
SBI E*Trade Securities Compnay, Ltd.	593	792,358
SBI Holdings, Inc. (a)	1,374	605,974
Secom Company, Ltd.	20,798	982,640
Seven & I Holdings Company, Ltd.	25,000	823,108
Shimamura Company, Ltd. (a)	3,900	427,108
Shimizu Corp.	153,285	858,091
Shinko Electric Industries Company, Ltd.	39,333	1,140,435
Shinko Securities Company, Ltd.	159,000	672,075
Showa Shell Sekiyu K.K. (a)	45,800	537,177
SMC Corp.	9,404	1,329,643
SOFTBANK Corp. (a)	74,300	1,664,377
Sojitz Holdings Corp. * (a)	60,300	238,030
Sumitomo Corp.	200,404	2,641,017
Sumitomo Metal Industries, Ltd.	739,666	3,048,970
Sumitomo Metal Mining Company, Ltd.	146,000	1,902,380
Sumitomo Mitsui Financial Group, Inc.	64	676,302
Sumitomo Realty & Development Company, Ltd.	62,000	1,526,920
Sumitomo Trust & Banking Company, Ltd.	171,552	1,872,757
TAIHEIYO CEMENT CORP. (a)	241,903	891,516
Taisho Pharmaceuticals Company, Ltd. (a)	37,210	729,544
Takashimaya Company, Ltd. (a)	55,564	696,825
Takeda Pharmaceutical Company, Ltd.	351,111	21,832,325
The Japan Steel Works, Ltd.	124,000	849,011
The Tokyo Electric Power Company, Ltd.	60,361	1,665,785
Toho Zinc Company, Ltd.	47,000	333,296
Tohoku Electric Power Company, Inc.	80,600	1,766,787
Tokyo Gas Company, Ltd. (a)	425,603	2,003,406
Tokyo Seimitsu Company, Ltd. (a)	13,899	721,017
Tokyu Land Corp. (a)	127,484	991,994
TonenGeneral Sekiyu K.K. (a)	128,867	1,323,502
Toray Industries, Inc.	98,000	849,867
Toyo Tire & Rubber Company, Ltd.	84,188	328,650
Toyota Motor Corp.	294,700	15,416,384

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Ube Industries, Ltd.	313,718	$906,866
Urban Corp. (a)	90,509	1,092,384
Yakult Honsha Company, Ltd. (a)	15,756	427,939
Yamada Denki Company, Ltd.	21,680	2,209,559
Yamaha Corp. (a)	14,990	281,459
Yaskawa Electric Corp. (a)	97,304	1,130,207

		273,218,313
Luxembourg - 0.37%
Arcelor SA	84,774	4,088,318

Netherlands - 7.87%
ABN AMRO Holdings NV	613,871	16,779,076
Aegon NV (a)	415,398	7,097,019
Akzo Nobel NV	37,329	2,011,070
Buhrmann NV	61,870	896,548
Corio NV	9,531	592,274
CSM NV	29,490	820,000
DSM NV	34,787	1,447,376
Euronext NV (a)	21,325	1,997,437
Hagemeyer NV * (a)	122,858	566,749
Heineken Holding NV	28,901	1,064,725
Heineken NV	87,906	3,723,764
ING Groep NV	601,263	23,610,608
Koninklijke Ahold NV *	206,578	1,792,396
Oce-Van Der Grinten NV (a)	40,496	594,065
Reed Elsevier NV	169,926	2,553,567
Royal Dutch Shell PLC, A Shares	323,109	10,858,878
Royal Dutch Shell PLC, B Shares	196,407	6,866,362
Stork NV	8,499	454,510
TNT Post Group NV	53,307	1,905,953
Vedior NV	28,446	596,863
Wereldhave NV	5,629	547,029

		86,776,269
Norway - 0.55%
Norsk Hydro ASA	145,345	3,851,930
Statoil ASA	64,182	1,819,501
Yara International ASA (a)	32,325	430,935

		6,102,366
Singapore - 1.04%
CapitaLand, Ltd. *	467,797	1,329,389
Cosco Corp. Singapore, Ltd. (a)	821,400	653,593
DBS Group Holdings, Ltd.	306,769	3,506,485
Keppel Corp., Ltd.	118,928	1,104,036
Keppel Land, Ltd. (a)	256,462	654,314
K-REIT Asia * (a)	51,292	41,137
Neptune Orient Lines, Ltd.	463,512	529,812
SembCorp Industries, Ltd. (a)	469,198	960,026
SembCorp Marine, Ltd. (a)	201,733	382,191
Singapore Technologies Engineering, Ltd. (a)	318,317	580,951
Singapore Telecommunications, Ltd.	584,422	937,437
StarHub Ltd.	541,710	779,980

		11,459,351

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Spain - 1.35%
Acciona SA (a)	5,684	$882,128
ACS Actividades SA	28,195	1,174,906
Fomento de Construcciones SA	13,185	1,001,641
Gas Natural SDG SA (a)	33,169	1,011,731
Iberdrola SA (a)	143,444	4,936,270
Repsol SA (a)	166,211	4,755,476
Sacyr Vallehermoso SA (a)	32,722	1,092,595

		14,854,747
Sweden - 1.34%
Atlas Copco AB, Series A	93,000	2,578,034
Boliden AB (a)	73,900	1,357,176
Electrolux AB, Series B (a)	87,527	1,261,685
Husqvarna AB, B Shares *	87,527	1,052,416
Nordea Bank AB	86,000	1,025,115
Sandvik AB	100,000	1,160,808
Skandinaviska Enskilda Banken AB, Series A	46,800	1,112,463
Svenska Cellulosa AB, Series B	33,706	1,389,856
Svenska Handelsbanken AB, Series A	59,400	1,527,236
Tele2 AB, Series B (a)	146,080	1,472,989
Teliasonera AB	148,000	838,998

		14,776,776
Switzerland - 5.04%
ABB, Ltd.	432,239	5,610,973
Compagnie Financiere Richemont AG, Series A *	40,158	1,836,019
Credit Suisse Group AG	21,327	1,190,976
Nestle SA	23,753	7,446,750
Roche Holdings AG	87,193	14,386,827
Serono AG, Series B	1,575	1,085,919
Swiss Life Holding *	5,560	1,300,519
Swiss Re	38,690	2,699,155
UBS AG	69,977	7,655,564
Unaxis Holding AG *	2,244	622,901
Zurich Financial Services AG * (a)	53,592	11,726,053

		55,561,656
United Kingdom - 20.74%
Alliance & Leicester PLC	81,586	1,758,702
AMEC PLC	69,503	408,931
Anglo American PLC	261,079	10,705,616
Arriva PLC	63,802	703,595
AstraZeneca Group PLC	412,491	24,891,028
Aviva PLC	237,235	3,357,393
BAE Systems PLC	144,469	987,554
Barclays PLC	232,310	2,639,174
Barratt Developments PLC	194,835	3,414,707
BBA Group PLC	208,987	1,020,969
Berkeley Group Holdings PLC *	39,235	879,858
BG Group PLC	551,564	7,367,361
BHP Billiton PLC	90,979	1,764,391
Boots Group PLC	154,839	2,202,760
BP PLC	378,591	4,412,996

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
British American Tobacco Australasia, Ltd.	152,490	$3,839,694
BT Group PLC	1,979,949	8,757,581
Cable & Wireless PLC	561,077	1,192,885
Cadbury Schweppes PLC	304,187	2,932,737
Centrica PLC	960,455	5,065,017
Cobham PLC	466,728	1,440,982
Compass Group PLC	342,065	1,658,450
Dixons Group PLC	666,160	2,352,286
E D & F Manitoba Treasury Management PLC	40,176	1,892,537
George Wimpey PLC	396,616	3,334,426
GlaxoSmithKline PLC	1,136,110	31,736,794
GUS PLC	164,441	2,936,740
Hanson PLC	118,875	1,442,791
HBOS PLC	484,242	8,415,279
IMI PLC	74,896	691,281
Imperial Chemical Industries PLC	246,287	1,652,823
Imperial Tobacco Group PLC	206,314	6,365,950
J Sainsbury PLC	346,054	2,140,022
Johnson Matthey PLC	38,997	956,710
Kingfisher PLC	469,670	2,070,901
Ladbrokes PLC	130,127	980,332
Lloyds TSB Group PLC	372,093	3,656,225
London Stock Exchange Group PLC	37,888	797,117
Marks & Spencer Group PLC	279,979	3,038,378
Next Group PLC	92,469	2,789,938
Northern Rock	44,953	831,069
Rank Group PLC	117,148	432,072
Rio Tinto PLC	362,650	19,168,143
Rolls-Royce Group PLC - B Shares	5,552,806	10,266
Rolls-Royce Group PLC *	103,212	789,967
Royal & Sun Alliance PLC	955,879	2,376,859
Royal Bank of Scotland Group PLC	428,050	14,070,336
Scottish & Newcastle PLC	139,942	1,318,814
Scottish & Southern Energy PLC	49,651	1,056,529
Scottish Power PLC	213,966	2,306,171
Standard Chartered PLC	50,825	1,240,308
Taylor Woodrow PLC	501,184	3,094,724
Tomkins PLC	410,944	2,186,131
United Utilities PLC	77,756	922,165
Vodafone Group PLC	3,496,618	7,450,190
Wolseley PLC	39,632	874,107
Xstrata PLC	49,754	1,885,646

		228,666,408

TOTAL COMMON STOCKS (Cost $869,080,299)		$1,012,959,507

PREFERRED STOCKS - 0.35%

Germany - 0.21%
Henkel KGaA-Vorzug, Non-Voting	6,365	726,812
Volkswagen AG, Non-Voting	30,297	1,529,244

		2,256,056

International Core Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS (continued)

Italy - 0.14%
Unipol SpA (a)	542,757	$1,577,854

TOTAL PREFERRED STOCKS (Cost $3,182,897)		$3,833,910

RIGHTS - 0.01%

France - 0.01%
AXA SA	59,804	50,438

Spain - 0.00%
Sacyr Vallehermoso SA (Expiration Date
06/06/2006)	1,212	40,466

TOTAL RIGHTS (Cost $0)		$90,904

SHORT TERM INVESTMENTS - 20.69%
State Street Navigator Securities
Lending Prime Portfolio (c)	$220,645,699	$220,645,699
United States Treasury Bills
zero coupon due 08/24/2006 ****	7,550,000	7,498,373

TOTAL SHORT TERM INVESTMENTS
(Cost $228,143,598)		$228,144,072

REPURCHASE AGREEMENTS - 6.27%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $69,099,738 on 07/03/2006, collateralized by $68,650,000 Federal National Mortgage Association, 6.00% due 05/15/2011 (valued at $70,462,772, including interest) (c)	$69,077,000	$69,077,000

TOTAL REPURCHASE AGREEMENTS
(Cost $69,077,000)		$69,077,000

Total Investments (International Core Trust)
(Cost $1,169,483,794) - 119.21%		$1,314,105,393
Liabilities in Excess of Other Assets - (19.21)%		(211,722,882)

TOTAL NET ASSETS - 100.00%		$1,102,382,511

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Banking	12.92%

Automobiles	8.00%

International Oil	7.46%

Pharmaceuticals	6.73%

Insurance	6.30%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.62%

Australia - 0.92%
CSL, Ltd. (a)	127,172	$5,073,646

Austria - 1.27%
Erste Bank der Oesterreichischen Sparkassen AG (a)	123,876	6,964,982

Bermuda - 3.48%
Esprit Holdings, Ltd.	1,357,000	11,094,309
Shangri-La Asia, Ltd.	4,149,222	7,986,465

		19,080,774
Brazil - 2.65%
Gafisa SA *	240,545	2,621,502
Petroleo Brasileiro SA, ADR (a)	71,685	6,402,187
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	83,071	5,515,084

		14,538,773
Canada - 5.52%
Canadian National Railway Company	252,371	11,041,231
Shoppers Drug Mart Corp.	310,899	11,292,744
Talisman Energy, Inc.	455,998	7,966,674

		30,300,649
China - 1.00%
CNOOC, Ltd., ADR (a)	68,387	5,496,947

France - 9.03%
JC Decaux SA (a)	204,155	5,389,773
LVMH Moet Hennessy SA (a)	148,315	14,707,096
Vallourec SA (a)	11,781	14,151,098
Veolia Environnement SA (a)	297,252	15,349,484

		49,597,451
Germany - 7.57%
Continental AG	214,638	21,920,084
Hypo Real Estate Holding AG	235,496	14,291,106
Metro AG (a)	94,705	5,363,556

		41,574,746
India - 0.83%
ICICI Bank, Ltd., SADR (a)	193,587	4,578,333

Japan - 17.56%
Credit Saison Company, Ltd.	177,524	8,402,953
Fanuc, Ltd.	84,862	7,618,718
Marubeni Corp.	2,245,000	11,959,740
Mitsubishi UFJ Financial Group, Inc.	932	13,023,012
Murata Manufacturing Company, Ltd.	86,531	5,614,823
Nippon Electric Glass Company, Ltd. (a)	423,695	8,492,031
Sega Sammy Holdings, Inc.	270,389	10,012,221
Seiyu, Ltd. * (a)	2,301,000	4,863,037
Sumitomo Realty & Development Company, Ltd. (a)	259,042	6,379,620
Toyota Motor Corp.	221,765	11,600,999
Yamada Denki Company, Ltd.	82,672	8,425,678

		96,392,832
Mexico - 5.84%
America Movil S.A. de C.V., Series L	489,311	16,274,484

International Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Mexico (continued)
Cemex SA, ADR * (a)	277,482	$15,808,149

		32,082,633
Norway - 0.99%
Acergy SA * (a)	356,733	5,428,963

Singapore - 3.39%
CapitaLand, Ltd. * (a)	1,769,413	5,028,329
DBS Group Holdings, Ltd. (a)	1,186,000	13,556,425

		18,584,754
South Korea - 1.90%
Samsung Electronics Company, Ltd., GDR	33,145	10,415,816

Sweden - 2.14%
Telefonaktiebolaget LM Ericsson, SADR (a)	354,892	11,725,632

Switzerland - 15.98%
ABB, Ltd.	1,086,732	14,107,065
Lonza Group AG (a)	189,248	12,955,419
Roche Holdings AG (a)	115,631	19,079,091
Syngenta AG *	148,219	19,664,112
UBS AG (a)	200,722	21,959,218

		87,764,905
United Kingdom - 15.55%
BAE Systems PLC	1,597,031	10,916,910
BHP Billiton PLC	289,395	5,612,349
BP PLC	936,253	10,913,311
Carphone Warehouse	911,846	5,352,337
Diageo PLC	978,032	16,445,003
E D & F Manitoba Treasury Management PLC	172,122	8,108,005
GlaxoSmithKline PLC	580,712	16,221,965
Reckitt Benckiser PLC	316,106	11,804,900

		85,374,780

TOTAL COMMON STOCKS (Cost $490,357,655)		$524,976,616

SHORT TERM INVESTMENTS - 17.89%
State Street Navigator Securities
Lending Prime Portfolio (c)	$98,227,130	$98,227,130

TOTAL SHORT TERM INVESTMENTS
(Cost $98,227,130)		$98,227,130

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 4.07%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $22,360,358 on 7/3/2006, collateralized by $130,000 Federal Home Loan Mortgage Corp., 5.375% due 05/22/2008 (valued at $130,000, including interest) and $23,255,000 Federal Home Loan Mortgage Corp., 5.50% due 11/16/2015 (valued at $22,673,625, including interest) (c)	$22,353,000	$22,353,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,353,000)		$22,353,000

Total Investments (International Opportunities Trust)
(Cost $610,937,785) - 117.58%		$645,556,746
Liabilities in Excess of Other Assets - (17.58)%		(96,504,185)

TOTAL NET ASSETS - 100.00%		$549,052,561

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Banking	11.95%

Pharmaceuticals	6.43%

Chemicals	5.94%

Liquor	5.67%

Electronics	5.44%

International Small Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 90.32%

Australia - 3.53%
Billabong International, Ltd. (a)	410,076	$4,672,216
Downer EDI, Ltd.	490,059	2,706,272
PaperlinX, Ltd.	3,111,713	7,206,167
Repco Corp., Ltd. (a)	4,155,135	3,515,930

		18,100,585
Belgium - 1.32%
Barco N.V.	73,355	6,772,480

Bermuda - 5.71%
Bio-Treat Technology, Ltd.	4,954,000	3,347,509
Giordano International, Ltd. (a)	12,252,017	5,757,675
Ngai Lik Industrial Holding, Ltd.	20,564,201	2,038,681
People’s Food Holdings, Ltd.	14,849,370	9,752,665
Texwinca Holdings, Ltd.	7,397,324	4,857,262
Yue Yuen Industrial Holdings, Ltd. (a)	1,292,553	3,552,981

		29,306,773
Brazil - 0.45%
Companhia de Saneamento de Minas Gerais	275,500	2,290,002

International Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada - 9.17%
Domtar, Inc.	548,490	$3,389,324
Dorel Industries, Inc., Class B *	167,300	3,823,143
Legacy Hotels Real Estate Investment, REIT	971,791	7,408,272
MDS, Inc.	451,384	8,238,264
North West Company	269,368	10,835,117
Open Text Corp. *	490,902	7,048,736
Quebecor World, Inc.	569,859	6,337,445

		47,080,301
Cayman Islands - 0.54%
TCL Communication Technology Holdings, Ltd. *	93,375,008	2,789,108

China - 1.72%
BYD Company, Ltd., H Shares (a)	1,437,246	2,932,966
China Oilfield Services Ltd., H shares (a)	11,551,315	5,874,559

		8,807,525
Denmark - 2.54%
Vestas Wind Systems AS *	478,165	13,066,072

Finland - 2.41%
Amer Group Oyj (a)	322,680	6,733,461
Huhtamaki Oyj (a)	319,224	5,666,018

		12,399,479
Germany - 3.33%
Jenoptik AG * (a)	1,004,361	9,048,135
Vossloh AG (a)	158,410	8,024,101

		17,072,236
Hong Kong - 5.64%
China Pharmaceutical Group, Ltd. *	15,436,705	1,768,851
China Resource Power Holdings, Ltd.	7,300,559	5,968,656
Chitaly Holdings, Ltd.	6,728,000	1,238,707
Dah Sing Financial Group (a)	628,929	4,607,450
Fountain Set Holdings, Ltd. (a)	16,101,998	5,493,794
Lerado Group Holdings	13,967,612	935,130
TCL Multimedia Technology Holdings, Ltd. (a)	11,022,611	1,163,711
Travelsky Technology, Ltd.	3,449,302	3,952,464
Weiqiao Textile Company, Ltd. (a)	2,998,746	3,841,576

		28,970,339
India - 0.45%
Hindustan Petroleum Corp., Ltd.	448,000	2,296,635

Indonesia - 0.47%
Astra International Tbk PT	2,284,706	2,404,824

Japan - 5.36%
Meitec Corp. (a)	164,466	5,357,479
Nichii Gakkan Company, Ltd. (a)	382,900	7,039,033
Sohgo Security Services Company, Ltd. (a)	658,186	12,415,893
Tokyo Individualized Educational Institute, Inc. (a)	803,556	2,729,866

		27,542,271
Luxembourg - 0.66%
Thiel Logistik AG *	816,376	3,411,286

Mexico - 0.14%
Promotora Ambiental SA de CV *	752,451	726,613

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Netherlands - 7.16%
Aalberts Industries NV	66,247	$4,863,360
Draka Holdings * (a)	311,096	5,577,406
Imtech NV	60,669	2,930,480
OPG Groep NV	95,079	8,261,780
Pyaterochka Holding NV, GDR-USD *	128,916	2,140,005
Pyaterochka Holding NV-GBP *	15,718	261,705
SBM Offshore NV	158,248	4,214,209
Vedior NV	404,580	8,489,023

		36,737,968
Norway - 0.88%
Prosafe ASA (a)	74,017	4,517,617

Singapore - 2.40%
Huan Hsin Holdings, Ltd.	2,450,627	781,539
Osim International (a)	5,422,237	5,273,284
Venture Corp., Ltd.	939,000	6,285,696

		12,340,519
South Korea - 7.47%
Daeduck Electronics Company, Ltd.	513,650	4,515,247
Daegu Bank	551,230	9,877,112
Halla Climate Control Company, Ltd.	788,730	8,221,913
Pusan Bank	636,980	8,123,803
Sindo Ricoh Company, Ltd.	87,910	4,225,239
Youngone Corp.	739,669	3,391,368

		38,354,682
Sweden - 1.43%
D. Carnegie & Company AB (a)	401,655	7,348,570

Switzerland - 2.17%
Kuoni Reisen Holding AG, Series B *	6,082	3,406,337
Verwaltungs-und Privat-Bank AG	36,437	7,712,203

		11,118,540
Taiwan - 8.35%
Acbel Polytech, Inc.	6,588,555	2,584,984
D-Link Corp.	12,091,200	13,185,850
Fu Sheng Industrial Company, Ltd.	5,410,496	5,223,374
Giant Manufacturing Company, Ltd.	985,000	1,594,526
KYE System Corp.	3,436,383	2,967,204
Pihsiang Machinery Manufacturing Company, Ltd.	1,890,000	3,573,364
Taiwan Fu Hsing	2,863,310	3,219,836
Taiwan Green Point Enterprises Company, Ltd.	2,613,000	5,957,441
Test-Rite International Company, Ltd.	6,917,000	4,540,887

		42,847,466
Thailand - 3.22%
BEC World PCL	8,301,402	3,263,130
Glow Energy PCL	9,359,024	6,499,322
Total Access Communication PCL *	1,880,041	6,768,147

		16,530,599
United Kingdom - 11.75%
Bodycote International	1,534,382	7,183,914

International Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Burberry Group PLC	505,201	$4,016,159
DS Smith PLC	1,614,058	4,475,985
DX Services PLC	1,834,058	11,138,498
Future PLC	4,262,020	3,112,367
Game Group PLC	8,620,055	13,027,947
iSOFT Group PLC (a)	4,347,330	6,208,680
John Wood Group PLC	1,123,945	4,862,271
Yule Catto & Company PLC	1,501,612	6,308,699

		60,334,520
United States - 2.05%
GSI Group, Inc. *	583,548	5,012,677
Steiner Leisure, Ltd. *	139,564	5,516,965

		10,529,642

TOTAL COMMON STOCKS (Cost $407,132,971)		$463,696,652

PREFERRED STOCKS - 0.66%

Germany - 0.66%
Hugo Boss AG (a)	80,761	3,403,553

TOTAL PREFERRED STOCKS (Cost $1,202,664)		$3,403,553

SHORT TERM INVESTMENTS - 11.32%
State Street Navigator Securities
Lending Prime Portfolio (c)	$58,101,974	$58,101,974

TOTAL SHORT TERM INVESTMENTS
(Cost $58,101,974)		$58,101,974

REPURCHASE AGREEMENTS - 7.57%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $38,883,795 on 07/03/2006, collateralized by $39,650,000 Federal National Mortgage Association, 5.50% due 05/29/2009 (valued at $39,650,000, including interest) (c)	$38,871,000	$38,871,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,871,000)		$38,871,000

Total Investments (International Small Cap Trust)
(Cost $505,308,609) - 109.87%		$564,073,179
Liabilities in Excess of Other Assets - (9.87)%		(50,674,193)

TOTAL NET ASSETS - 100.00%		$513,398,986

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Electrical Equipment	6.16%

Apparel & Textiles	5.78%

Business Services	5.12%

Banking	5.01%

Computers & Business Equipment	4.22%

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.82%

Australia - 5.36%
ABB Grain, Ltd.	23,615	$119,192
Adelaide Bank, Ltd. (a)	18,448	177,736
Adelaide Brighton, Ltd.	109,968	208,957
Adsteam Marine, Ltd. (a)	56,048	84,451
Alesco Corp., Ltd.	17,309	116,142
Amalgamated Holdings, Ltd.	6,136	22,180
Ansell, Ltd.	23,799	170,819
Aquila Resources, Ltd. *	7,611	37,850
ARB Corp., Ltd.	16,596	38,803
Aspen Group	35,509	39,535
Austal, Ltd. *	38,731	85,957
Austar United Communications, Ltd. *	94,934	86,319
Austereo Group, Ltd.	66,947	84,475
Australian Agricultural Company, Ltd.	56,610	81,306
Australian Pipeline Trust	53,448	169,400
Australian Worldwide Exploration, Ltd. *	75,123	190,699
AVJennings, Ltd. *	44,767	38,213
Babcock & Brown Environmental Investments, Ltd. *	19,027	35,307
Ballarat Goldfields NL *	147,981	30,755
Bank of Queensland, Ltd. (a)	16,278	169,153
BayCorp Advantage, Ltd.	44,030	104,907
Beach Petroleum, Ltd.	92,320	106,556
Bendigo Mining, Ltd. *	69,546	88,787
Bolnisi Gold NL	54,549	100,413
Boom Logistics, Ltd.	25,797	85,208
Bradken, Ltd.	11,400	44,001
Cabcharge Australia, Ltd.	18,829	88,886
Campbell Brothers, Ltd.	10,034	134,877
Cellestis, Ltd. *	15,855	46,485
City Pacific, Ltd.	14,564	40,538
Commander Communications, Ltd. *	51,088	78,874
Compass Resources NL *	15,577	39,311
ConnectEast Group *	177,700	151,023
Consolidated Rutile, Ltd.	71,020	35,055
Corporate Express Australia, Ltd.	17,731	78,702
Count Financial, Ltd.	25,369	43,309
Crane Group, Ltd.	15,322	139,316
David Jones, Ltd. (a)	95,292	210,070
Downer EDI, Ltd.	117,490	648,820
Energy Developments, Ltd.	25,308	71,382
Envestra, Ltd.	176,113	150,981
Equigold NL	27,470	32,318
FKP Property Group (a)	36,560	142,467
Fleetwood Corp., Ltd.	7,891	38,657
Funtastic, Ltd.	29,541	34,973
Futuris Corp., Ltd. (a)	113,529	176,960
GrainCorp., Ltd.	3,775	22,864
Great Southern Plantations, Ltd. (a)	44,699	113,800
GUD Holdings, Ltd.	6,613	38,777
Gunns, Ltd. (a)	86,604	180,632
GWA International, Ltd.	40,169	92,726

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Hills Industries, Ltd. (a)	38,132	$136,423
IBA Health, Ltd.	60,537	33,700
IBT Education, Ltd.	26,000	36,281
Incitec Pivot, Ltd.	9,456	157,921
IOOF Holdings, Ltd.	13,914	87,785
Iress Market Technology, Ltd.	19,452	83,742
IWL, Ltd.	11,971	38,208
JB Hi-Fi, Ltd.	21,677	81,736
Jubilee Mines NL	15,147	90,280
Just Group, Ltd.	47,100	119,563
Kingsgate Consolidated, Ltd.	11,709	44,672
MacArthur Coal, Ltd.	23,956	79,660
Macmahon Holdings Ltd.	73,480	43,632
Miller’s Retail, Ltd. *	64,061	72,988
Mineral Deposits, Ltd. *	39,608	38,219
Monadelphous Group, Ltd.	9,154	42,126
Mortgage Choice, Ltd.	20,900	39,558
Mount Gibson Iron, Ltd. *	64,184	38,827
New Hope Corp., Ltd.	61,975	56,351
Oakton, Ltd.	15,761	38,488
OAMPs, Ltd.	31,615	79,551
Oceana Gold, Ltd. *	73,000	45,244
Pacifica Group, Ltd.	47,689	79,644
Pan Australian Resources, Ltd. * (a)	123,891	27,587
PaperlinX, Ltd.	99,047	229,375
Peet & Company, Ltd.	16,000	48,098
Peptech, Ltd. *	37,842	34,408
Perilya, Ltd.	43,502	77,172
Petsec Energy, Ltd. *	36,299	89,720
Pharmaxis, Ltd. *	25,612	39,162
Primary Health Care, Ltd.	18,233	161,048
Programmed Maintenance Services, Ltd. * (a)	13,573	40,399
Rebel Sport, Ltd.	17,940	46,606
Resolute Mining, Ltd. * (a)	32,190	41,813
Roc Oil Company, Ltd. * (a)	45,788	143,761
Rural Press, Ltd.	18,777	148,292
S8, Ltd.	12,684	35,870
SAI Global, Ltd.	16,292	42,325
Select Harvests, Ltd.	8,005	77,361
ServCorp, Ltd.	4,727	20,350
Silex Systems, Ltd. *	13,874	42,016
Sino Gold, Ltd. * (a)	12,685	47,077
Sino Strategic International, Ltd. *	11,948	29,177
Skilled Group, Ltd.	12,505	39,541
Smorgon Steel Group, Ltd.	80,017	99,780
Spotless Group, Ltd.	34,729	123,732
St. Barbara, Ltd. *	100,515	42,526
Straits Resources, Ltd.	31,496	92,810
STW Communications Group, Ltd.	36,346	75,808
Sunland Group, Ltd.	69,223	112,010
Ten Network Holdings, Ltd. *	71,632	140,366
Thakral Holdings Group	138,389	77,039

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
TimberCorp., Ltd. *	38,496	$114,866
Transfield Services, Ltd. (a)	27,157	173,353
Vision Group Holdings, Ltd.	13,700	43,218
Vision Systems, Ltd. * (a)	30,231	41,736
Western Areas NL *	27,319	41,163
WHK Group, Ltd.	9,097	39,433

		9,592,521
Austria - 0.75%
Wienerberger Baustoffindustrie AG (a)	28,380	1,347,260

Belgium - 0.84%
Barco N.V.	1,938	178,925
Bekaert SA	2,800	268,707
Deceuninck NV	2,341	73,350
Duvel Moortgat SA	903	42,002
Exmar NV	1,782	56,928
Ion Beam Applications *	2,557	38,001
Melexis NV	2,663	45,497
Nord-Sumatra Investissements *	48	41,096
Omega Pharma SA	3,831	267,291
Option NV *	2,998	71,831
Quick Restaurants SA	2,394	82,445
SA D’Ieteren Trading NV	641	206,823
Tessenderlo Chemie NV	3,602	128,005

		1,500,901
Bermuda - 0.05%
Giordano International, Ltd.	200,000	93,987

Brazil - 2.52%
Aracruz Celulose SA, ADR (a)	86,000	4,508,120

Canada - 5.92%
Agricore United *	5,400	39,374
Angiotech Pharmaceuticals, Inc. *	3,000	35,031
ATS Automation Tooling Systems, Inc. *	2,800	25,489
Ballard Power Systems, Inc. *	24,100	140,061
BPO Properties, Ltd.	150	5,852
CAE, Inc.	295,125	2,249,832
Calfrac Well Services, Ltd.	1,600	34,439
Cambior, Inc. *	66,000	179,354
Canadian Western Bank	2,946	113,084
Canam Group, Inc.	4,200	37,630
Cascades, Inc.	3,359	33,319
Catalyst Paper Corp. *	48,200	111,098
Centurion Energy International, Inc. *	5,700	35,989
CHUM, Ltd., Class B	600	16,004
Cogeco Cable Inc.	1,600	29,962
Denison Mines, Inc. *	3,100	36,839
Domtar, Inc.	284,900	1,760,503
Dorel Industries, Inc., Class B *	1,800	41,134
Dundee Corp., Class A *	950	31,491
Dundee Wealth Management, Inc.	8,005	77,896
Emergis, Inc. *	22,800	104,287

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Enerflex Systems, Ltd.	2,452	$61,245
Forzani Group, Ltd. *	9,822	147,110
Galleon Energy, Inc. *	11,400	221,661
Hummingbird, Ltd. *	1,700	46,487
Husky Injection Molding Systems, Ltd. *	4,700	20,444
Imax Corp. *	9,568	87,528
Kingsway Financial Services, Inc.	5,443	98,462
Labopharm Inc. *	4,500	35,354
Laurentian Bank of Canada	6,495	170,152
Leon’s Furniture, Ltd.	889	34,284
Linamar Corp.	236,362	3,135,241
LionOre Mining International, Ltd. *	40,562	220,454
Martinrea International, Inc. *	8,593	58,186
Northern Orion Resources, Inc. *	40,754	200,298
Open Text Corp. *	3,000	43,076
Patheon, Inc. *	10,406	74,195
QLT, Inc. *	15,876	111,346
Saskatchewan Wheat Pool *	21,500	150,789
Sierra Wireless, Inc. *	6,000	108,000
Sino-Forest Corp. *	33,200	171,211
Tesco Corp. *	6,400	131,903
Uni-Select, Inc.	1,730	50,193
Zarlink Semiconductor, Inc. *	36,500	79,874

		10,596,161
Cayman Islands - 0.03%
Solomon Systech International, Ltd.	204,000	51,479

China - 0.02%
China Travel International Investment Hong Kong, Ltd.	174,000	41,893

Denmark - 1.08%
Alm. Brand Skadesforsikring A/S *	2,600	131,402
Amagerbanken A/S	1,525	95,230
AS Det Ostasiatiske Kompagni	3,600	135,839
Bang & Olufsen AS - B Series (a)	2,200	243,102
DFDS A/S	600	42,247
EDB Gruppen	800	42,487
Fluegger A/S	250	29,338
Forstaedernes Bank A/S	675	87,309
Genmab AS * (a)	5,600	180,365
NKT Holdings AS	4,000	249,784
Ringkjoebing Bank A/S	100	12,798
Royal UNIBREW A/S	900	99,913
Schouw & Company	1,700	80,092
SimCorp. A/S	950	155,104
Sjaelso Gruppen AS	150	50,368
Spar Nord Bank AS	6,125	136,413
Sparbank Vest AS	670	43,848
TK Development Corp. *	7,000	70,755
Vestjysk Bank A/S	1,015	45,385

		1,931,779

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Finland - 2.25%
Amer Group Oyj	48,192	$1,005,637
BasWare Oyj	700	12,299
Finnair OYJ	400	6,210
Finnlines OYJ	3,300	63,886
Huhtamaki Oyj (a)	46,036	817,109
KCI Konecranes Oyj	42,988	773,446
Metso Oyj	35,873	1,300,491
PKC Group OYJ	1,100	18,203
Vaisala Oyj	1,350	41,403

		4,038,684
France - 3.19%
Alten *	4,110	149,681
Altran Technologies SA *	15,624	192,863
April Group	2,768	148,452
Archos *	918	32,435
Assystem	2,947	82,622
Audika	1,685	41,513
Bacou Dalloz	861	102,431
Beneteau SA	2,249	186,803
Bonduelle S.C.A. (a)	592	51,063
Bongrain SA	1,202	88,933
Bull SA * (a)	11,037	73,762
Canal Plus	17,822	176,270
Carbone Lorraine	2,565	140,908
Cegid (a)	888	38,127
CFF Recycling	2,284	83,180
Club Mediterranee * (a)	2,241	113,974
Compagnie Plastic-Omnium SA	1,821	79,931
Delachaux SA	187	55,653
Electricite de Strasbourg	598	108,510
Etam Developpement SA	1,766	112,248
Foncia Groupe	1,649	72,677
Gaumont SA	468	40,965
Geodis	771	126,109
GFI Informatique	11,081	85,809
GL Events	1,790	81,887
Groupe Crit	1,865	81,529
Groupe Go Sport *	364	30,676
Groupe Steria SCA (a)	2,310	121,763
Guerbet	538	90,748
Guyenne et Gascogne SA	647	72,838
IMS-Intl Metal Service	1,512	34,102
Ingenico *	4,464	98,114
IPSOS *	933	139,134
Kaufman & Broad SA	1,927	104,899
Laurent-Perrier	1,029	78,895
Manitou BF SA	3,265	151,242
Manutan (Societe)	1,170	77,445
Mr Bricolage	1,756	34,736
Nexans SA	4,965	353,708
Orpea * (a)	1,354	93,431

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
France (continued)
Penauille Polyservices *	2,527	$38,846
Petit Forestier	643	38,577
Pierre & Vacances	990	108,417
Pinguely-Haulotte	3,178	91,170
Provimi SA (a)	1,993	65,961
Radiall SA	349	37,149
Remy Cointreau SA	1,061	54,327
Robertet SA	257	39,015
SCOR	75,600	165,195
SEB SA	1,735	191,222
Sopra Group SA	1,899	149,238
SR Teleperformance *	4,170	166,680
Stallergenes	572	79,671
Sucriere de Pithiviers-Le-Vieil	56	51,881
Toupargel-Agrigel	862	49,182
Trigano SA	2,742	145,410
Union Financiere de France BQE SA	1,436	78,905
Viel et Compagnie (a)	6,946	40,119
Vilmorin et Compagnie	676	51,398
Virbac SA	741	39,959

		5,712,388
Germany - 3.76%
Aareal Bank AG *	4,701	177,212
Adlink Internet Media AG *	2,787	53,421
ADVA AG Optical Networking * (a)	4,236	43,033
Aixtron AG * (a)	9,269	31,388
AWD Holding AG (a)	4,043	135,462
Baader Wertpapierhandelsbank AG	3,612	43,756
Balda AG	8,571	101,748
Bechtle AG	3,618	73,417
Bilfinger Berger AG	5,527	300,235
Biotest AG	1,095	41,977
Boewe Systec AG	415	24,474
CTS Eventim AG	3,092	94,827
Curanum AG	4,385	44,547
Deutsche Euroshop AG	1,373	95,444
Douglas Holding AG	6,772	312,568
Drillisch AG *	6,982	40,595
Duerr AG *	3,024	79,796
DVB Bank AG	111	27,801
Epcos AG * (a)	12,094	170,307
Escada AG *	1,400	34,528
Evotec AG * (a)	8,820	36,291
Fuchs Petrolub AG	206	10,258
Gerry Weber International AG	1,916	42,234
GFK AG (a)	2,369	86,276
GPC Biotech AG * (a)	6,031	85,699
Grenkeleasing AG	1,530	101,666
Hawesko Holding AG	726	39,883
Indus Holding AG (a)	1,153	41,077
IWKA AG *	4,315	112,539

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Jenoptik AG *	10,554	$95,079
Kloeckner-Werke AG	7,157	108,375
Kontron AG *	8,043	92,705
Krones AG	1,282	160,511
KWS Saat AG	1,154	101,706
Leoni AG	5,311	199,596
Medion AG (a)	5,909	77,320
Mobilcom AG * (a)	8,664	185,444
Morphosys AG *	835	44,921
MVV Energie AG	7,277	195,277
Nemetschek AG	1,480	40,661
Norddeutsche Affinerie AG	8,123	198,673
Oldenburgische Landesbank AG	1,506	97,204
Pfeiffer Vacuum Technology AG (a)	1,555	98,300
Pfleiderer AG	5,859	164,338
Qiagen AG *	24,399	328,931
QSC AG *	15,992	88,690
Rational AG (a)	522	85,274
Renk AG	935	39,715
REpower Systems AG *	1,532	86,764
Sartorius AG	2,096	81,262
SGL Carbon AG *	12,222	245,045
Singulus Technologies * (a)	7,199	105,331
Sixt AG (a)	1,713	98,503
Software AG	4,040	210,011
Stada Arzneimittel AG (a)	10,732	427,599
Stratec Biomedical Systems	162	9,990
Takkt AG	8,363	133,049
Techem AG	3,617	167,316
Utimaco Safeware AG *	3,229	45,388
Vivacon AG *	761	17,076
Vossloh AG	894	45,285
Wire Card AG *	14,643	91,687
WMF Wuerttembergische Metallwarenfabrik AG	1,601	40,917
Wuerttembergische Lebensversicherung AG	905	45,564

		6,735,966
Greece - 1.37%
Aspis Bank SA *	7,940	41,802
Astir Palace Hotel SA *	5,170	40,960
Athens Medical Center SA *	8,110	37,101
Attica Holdings SA	7,640	30,460
Bank of Attica *	6,050	39,737
Bank of Greece	1,770	210,234
C. Rokas SA	1,840	39,971
Delta Holdings SA	5,760	82,878
Diagnostic & Therapeutic Center of Athens Hygeia SA	8,450	40,600
Egnatia Bank SA	10,910	80,581
Elais - Unilever SA	1,470	36,855
Ethniki General Insurance Company *	11,140	84,842
Fourlis SA	6,310	89,502

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Greece (continued)
Frigoglass SA	6,090	$83,891
GEK Group of Companies, SA	4,760	39,537
Geniki Bank *	7,140	80,290
Germanos SA *	3,680	87,937
Halcor SA	9,000	38,182
Hellenic Technodomiki Tev SA	24,760	237,930
Heracles General Cement Company	4,800	90,288
Iaso SA	12,190	85,985
Intracom SA	26,470	175,888
J&P-Avax SA	12,630	83,924
Metka SA	4,120	37,064
Minoan Lines Shipping SA *	16,950	74,509
Mytilineos Holdings SA	3,880	95,096
Neochimiki Lv Lavrentiadis *	2,640	40,685
S&B Industrial Minerals SA	3,520	39,853
Sarantis SA	3,860	41,334
Terna SA	6,510	90,675
Viohalco SA	18,710	171,185

		2,449,776
Hong Kong - 0.86%
Allied Group, Ltd.	28,000	45,063
Allied Properties HK, Ltd.	84,000	93,009
Asia Satellite Telecom Holdings Company, Ltd.	414,878	705,084
Cafe de Coral Holdings, Ltd.	36,000	51,217
China Insurance International Holdings Company, Ltd. *	94,000	60,512
FU JI Food & Catering Services Holdings, Ltd. *	28,000	46,144
Global Bio-Chem Technology Group Company	194,000	82,426
Hung Hing Printing	331,524	199,546
Kowloon Development Company, Ltd.	9,000	15,064
Li Ning Company, Ltd.	68,000	67,413
Liu Chong Hing Bank, Ltd.	34,000	65,881
Next Media, Ltd. *	96,000	53,457
Ports Design, Ltd.	34,500	55,523

		1,540,339
Hungary - 0.14%
BorsodChem Rt.	10,268	118,089
EGIS Nyrt.	1,040	127,865

		245,954
Ireland - 0.99%
Abbey PLC	6,064	73,072
DCC PLC- London	3,284	78,810
DCC PLC	14,020	336,811
Dragon Oil PLC *	38,971	114,040
FBD Holdings PLC - Dublin *	2,085	98,313
FBD Holdings PLC - London *	3,211	149,766
Greencore Group PLC - Dublin	25,076	117,920
Greencore Group PLC - London	17,305	80,934
Iaws Group PLC, ADR	20,622	363,655
Independent News & Media PLC	27,001	79,012
Irish Continental Group PLC *	6,023	81,814

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
McInerney Holdings PLC	3,525	$50,179
United Drug PLC	36,127	154,653

		1,778,979
Israel - 0.66%
AudioCodes, Ltd. *	3,202	33,964
Azorim-Investment Development & Construction Company, Ltd.	2,941	37,164
Electra (Israel) Ltd. *	392	40,173
Elron Electronic Industries	3,370	31,311
Israel Salt Industries, Ltd.	6,825	40,180
Ituran Location and Control, Ltd.	2,562	36,377
Orbotech, Ltd. *	34,024	780,170
RADVision, Ltd. *	2,526	37,748
Super-Sol, Ltd. *	13,964	38,961
Tadiran Communications Industries, Ltd.	1,242	41,213
Union Bank of Israel *	15,315	65,824

		1,183,085
Italy - 2.13%
Actelios SpA *	8,270	99,232
Aedes SpA	7,571	49,873
AEM Torino SpA (a)	34,948	90,120
Amplifon SpA	24,745	210,434
Astaldi SpA	12,792	76,623
Banca Intermobiliare SpA	11,595	127,127
Banca Popolare dell’Etruria e del Lazio	11,594	220,305
Banca Profilo SpA	25,537	74,728
Banco di Desio e della Brianza SpA	16,649	133,819
Biesse SpA	2,824	40,489
Brembo SpA	8,798	87,411
Caltagirone Editore SpA	9,271	78,605
Caltagirone SpA	12,752	145,679
Cementir SpA	14,509	106,885
Credito Artigiano SpA	17,767	74,922
Credito Bergamasco SpA	4,117	148,884
De Longhi SpA	20,127	69,956
Esprinet SpA	2,798	51,915
Gemina SpA *	31,276	106,310
Gewiss SpA	11,538	92,002
Immobiliare Lombarda SpA *	226,211	57,697
IMMSI SpA	51,945	145,700
Impregilo SpA *	59,632	216,029
Indesit Company SpA (a)	7,188	78,855
Industria Macchine Automatiche SpA	5,726	74,267
Interpump SpA	10,206	89,336
Mariella Burani SpA	1,547	38,845
Meliorbanca SpA	9,144	41,743
Navigazione Montanari SpA	18,714	80,111
Permasteelisa SpA (a)	4,548	80,782
Piccolo Credito Valtellinese Scarl	13,194	182,088
Premafin Finanziaria SpA	37,390	104,038
Recordati SpA (a)	12,870	93,906

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Risanamento SpA (a)	5,850	$44,591
SABAF SpA	1,000	28,432
SAES Getters SpA	1,245	35,223
Societa Partecipazioni Finanziarie SpA *	42,415	41,463
Sogefi SpA	12,908	90,225
Telecom Italia Media SpA (a)	181,160	84,496
Trevi Finanziaria SpA	4,846	40,251
Vianini Lavori SpA	2,862	33,884
Vittoria Assicurazioni SpA	3,029	41,609

		3,808,890
Japan - 26.00%
ABILIT Corp.	3,100	30,376
Aderans Company, Ltd.	6,600	178,106
Aeon Fantasy Company, Ltd. *	1,400	46,339
Ahresty Corp. *	1,500	39,824
Aica Kogyo Company, Ltd. *	6,000	76,503
Aichi Corp. (a)	10,900	101,951
Aichi Machine Industry Company, Ltd. *	12,000	34,269
Aiphone Company, Ltd.	2,600	40,826
Airport Facilities Company, Ltd.	7,000	47,561
Aisan Industry Company, Ltd. (a)	5,900	57,194
Akebono Brake Industry Company, Ltd. (a)	15,000	134,405
Akita Bank, Ltd.	31,000	164,875
Aloka Company, Ltd. (a)	5,000	60,259
Alpha Corp.	1,000	40,610
Alpha Systems, Inc. *	1,300	37,239
Alpine Electronics, Inc.	8,100	111,414
Alps Logistics Company, Ltd. *	2,000	39,038
Amano Corp. (a)	8,000	118,772
Ando Corp. *	14,000	32,889
Anest Iwata Corp.	7,000	38,086
Anritsu Corp. (a)	14,000	74,460
AOI Electronic Company, Ltd.	1,700	38,824
AOKI Holdings, Inc.	2,900	50,222
Aomori Bank, Ltd.	21,000	87,664
Arakawa Chemical Industries, Ltd.	3,500	40,409
Ariake Japan Company, Ltd. (a)	2,600	57,447
Arisawa Manufacturing Company, Ltd. *	5,700	107,026
Aronkasei Company, Ltd.	7,000	36,863
Art Corp. (a)	2,000	64,451
As One Corp.	1,400	38,514
Asahi Diamond Industrial Company, Ltd.	8,000	69,656
Asahi Organic Chemicals Industry Company, Ltd.	20,000	77,901
Asahi Pretec Corp. (a)	2,000	63,753
Asahi Soft Drinks Company, Ltd. (a)	5,000	74,669
Ashimori Industry Company, Ltd.	12,000	31,754
ASKA Pharmaceutical Company, Ltd.	5,000	41,789
Asunaro Aoki Construction Company, Ltd. *	5,000	37,378
Atsugi Company, Ltd. *	27,000	39,614
Bando Chemical Industries, Ltd.	9,000	41,107
Bank of Ikeda, Ltd. *	3,500	174,228

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Bank of Okinawa, Ltd.	2,400	$101,655
Bank of Saga, Ltd.	25,000	90,389
Bank of the Ryukyus, Ltd. *	5,100	119,811
Belluna Company, Ltd. *	4,200	80,328
Best Denki Company, Ltd. *	16,000	56,172
Bookoff Corp. * (a)	2,000	35,719
BSL Corp. * (a)	23,000	29,326
Bunka Shutter Company, Ltd. *	7,000	47,317
Cabin Company, Ltd. *	7,000	37,169
CAC Corp.	3,400	38,423
Calpis Company, Ltd. (a)	10,000	90,040
Canon Electronics, Inc.	3,000	104,275
Canon Finetech, Inc.	4,000	67,001
Capcom Company, Ltd. (a)	5,400	64,703
Cawachi, Ltd. *	3,300	113,261
Cecile Company, Ltd. * (a)	6,400	28,338
Central Finance Company, Ltd.	8,000	59,316
Century Leasing System, Inc.	8,000	126,038
CFS Corp.	6,000	33,902
Chiba Kogyo Bank, Ltd. *	3,600	66,809
Chiyoda Company, Ltd.	4,100	90,232
Chudenko Corp. (a)	6,300	100,355
Chuetsu Pulp & Paper Company, Ltd.	15,000	34,715
Chugai Mining Company, Ltd. *	34,900	30,174
Chugai Ro Company, Ltd. *	9,000	32,226
Chugoku Marine Paints, Ltd. *	7,000	39,675
Chukyo Bank, Ltd.	38,000	116,152
Chuo Spring Company, Ltd.	9,000	46,059
CKD Corp.	8,000	124,082
Clarion Company, Ltd. * (a)	53,000	85,629
Cleanup Corp.	4,000	35,597
CMK Corp.	8,000	102,354
Coca-Cola Central Japan Company, Ltd.	12	99,978
Colowide Company, Ltd. * (a)	5,500	39,291
Commuture Corp. (a)	4,000	45,413
Computer Engineering & Consulting, Ltd.	2,900	38,547
Corona Corp.	5,100	93,310
Cosel Company, Ltd. (a)	5,800	106,624
Cosmo Securities Company, Ltd. (a)	22,000	42,077
Cross Plus, Inc.	1,000	24,453
Cybozu, Inc. * (a)	50	55,456
D&M Holdings, Inc. *	11,000	34,680
D.G. Roland Corp.	3,000	85,673
Dai Nippon Toryo Company, Ltd. * (a)	22,000	37,850
Dai-Dan Company, Ltd.	6,000	36,994
Daidoh, Ltd. *	4,000	58,059
Daihen Corp. *	21,000	105,637
Daiho Corp. *	13,000	30,881
Daiichi Jitsugyo Company, Ltd. * (a)	7,000	36,191
Daiken Corp.	11,000	41,212
Daiki Company, Ltd.	3,600	41,815
Daiko Clearing Services Corp. (a)	3,000	45,588

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Daikoku Denki Company, Ltd.	1,400	$43,771
Daimei Telecom Engineering Corp. *	7,000	97,201
Dainichi Company, Ltd. *	3,800	33,020
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	16,000	86,773
Daisan Bank, Ltd.	32,000	110,109
Daiseki Company, Ltd. (a)	3,900	88,896
Daisyo Corp.	2,500	38,252
Daito Bank, Ltd. *	20,000	36,156
Daiwa Seiko, Inc. * (a)	17,000	33,405
Daiwabo Company, Ltd. * (a)	20,000	74,757
Daiwabo Information System Company, Ltd.	2,500	40,173
Denki Kogyo Company, Ltd. (a)	8,000	69,377
Denyo Company, Ltd.	3,000	42,863
DIA Kensetsu Company, Ltd. *	15,300	31,534
Doutor Coffee Company, Ltd. *	4,700	80,040
DTS Corp.	2,400	88,660
Dydo Drinco, Inc.	1,300	57,107
Eagle Industry Company, Ltd.	4,000	44,994
Ehime Bank, Ltd. (a)	19,000	79,647
Eighteenth Bank, Ltd.	29,000	164,115
Eiken Chemical Company, Ltd.	4,000	46,670
Eizo Nanao Corp.	2,900	90,922
Enplas Corp.	4,500	86,656
Epson Toyocom Corp. *	12,000	88,974
ESPEC Corp.	3,000	42,968
Fancl Corp. (a)	7,900	126,946
FDC Products, Inc. (a)	1,900	33,933
FDK Corp. * (a)	21,000	34,846
Foster Electric Company, Ltd.	3,000	49,806
FP Corp.	1,800	63,351
France Bed Holdings Company, Ltd.	44,000	96,066
Fudo Construction Company, Ltd. *	29,000	30,138
Fuji Company, Ltd.	3,700	59,585
Fuji Kyuko Company, Ltd. *	19,000	91,428
Fuji Oil Company, Ltd.	9,400	89,973
Fuji Software ABC, Inc. (a)	5,600	184,376
Fujibo Holdings, Inc. *	14,000	26,898
Fujikura Kasei Company, Ltd. *	4,000	37,867
Fujikura Rubber, Ltd.	5,000	37,204
Fujita Corp. *	4,800	28,505
Fujita Kanko, Inc. (a)	6,000	44,225
Fujitec Company, Ltd. (a)	15,000	99,166
Fujitsu Business Systems, Ltd.	5,600	84,901
Fujitsu Devices, Inc.	3,000	42,758
Fujitsu Frontech, Ltd.	4,000	35,317
Fujitsu General, Ltd. *	12,000	35,527
Fujiya Company, Ltd. * (a)	19,000	36,671
Fukuda Corp.	8,000	37,029
Fukui Bank, Ltd.	35,000	126,545
Fukushima Bank, Ltd. *	22,000	37,658
Fukuyama Transporting Company, Ltd. (a)	34,000	117,287

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Funai Consulting Company, Ltd.	5,000	$34,846
Furukawa Company, Ltd. * (a)	51,000	100,214
Furusato Industries, Ltd.	2,000	35,457
Fuso Lexel, Inc. *	3,800	35,045
Fuso Pharmaceutical Industries, Ltd.	13,000	43,369
Futaba Corp. (a)	4,700	120,471
Future System Consulting Corp.	39	34,400
Fuyo General Lease Company, Ltd.	3,000	119,209
Gakken Company, Ltd. *	13,000	32,016
Gecoss Corp.	5,500	33,911
GMO internet, Inc. *	3,500	43,649
Godo Steel, Ltd. (a)	12,000	71,682
Goldwin, Inc. *	11,000	35,448
GS Yuasa Corp. *	53,000	135,619
Gulliver International Company, Ltd. (a)	910	82,095
Gun-Ei Chemical Industry Company, Ltd.	11,000	34,872
H.I.S. Company, Ltd.	2,400	69,167
Hakuto Company, Ltd.	2,600	35,104
Hanwa Company, Ltd.	25,000	96,939
Happinet Corp.	1,600	35,073
Harashin Narus Holdings Company, Ltd.	3,000	35,632
Harima Chemicals, Inc.	5,000	42,225
Haruyama Trading Company, Ltd. *	2,700	36,690
Heiwado Company, Ltd.	7,000	126,545
Higashi-Nippon Bank, Ltd. *	29,000	141,068
Hitachi Information Systems, Ltd.	6,200	147,819
Hitachi Kokusai Electric, Inc. (a)	10,000	114,231
Hitachi Plant Technologies, Ltd. * (a)	21,000	124,711
Hitachi Software Engineering Company, Ltd. (a)	4,900	83,104
Hitachi Systems & Services, Ltd.	4,000	89,428
Hitachi Tool Engineering, Ltd. (a)	2,500	50,544
Hitachi Transport System, Ltd.	12,000	120,624
Hitachi Zosen Corp. * (a)	91,000	119,209
Hodogaya Chemical Company, Ltd. *	8,000	30,531
Hogy Medical Company, Ltd.	1,600	83,699
Hokkaido Gas Company, Ltd. *	13,000	34,627
Hokkan Holdings, Ltd.	11,000	40,828
Hokuetsu Bank, Ltd.	24,000	61,831
Hokuetsu Paper Mills, Ltd. (a)	22,000	128,344
Hokuriku Electric Industry Compnay, Ltd. (a)	12,000	41,500
Hokuto Corp.	2,800	45,605
Homac Corp.	6,700	110,179
Hosiden Corp.	9,300	96,245
Howa Machinery, Ltd. *	19,000	31,693
IBJ Leasing Company, Ltd.	5,000	124,449
Ichikoh Industries, Ltd.	12,000	33,850
Ichiyoshi Securities Company, Ltd. (a)	5,000	75,586
ICOM, Inc.	1,600	49,325
IDEC Corp. (a)	3,500	58,259
Ihara Chemical Industry Company, Ltd.	10,000	36,330
Iino Kaiun Kaisha, Ltd.	9,000	80,800
Ikegami Tsushinki Company, Ltd. *	12,000	25,571

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Impact 21 Company, Ltd.	1,700	$34,667
Inaba Denki Sangyo Company, Ltd. *	3,200	107,594
Inaba Seisakusho Company, Ltd.	2,400	41,731
Inabata & Company, Ltd.	7,000	55,142
Inageya Company, Ltd.	5,000	35,850
Ines Corp. *	7,800	53,337
Intec, Inc.	5,000	79,298
Invoice, Inc. * (a)	1,169	50,944
Ise Chemical Corp. *	3,000	29,317
Iseki & Company, Ltd. *	31,000	101,795
Ishihara Sangyo	38,000	60,067
Itochu Enex Company, Ltd.	12,600	80,108
Itochu-Shokuhin Company, Ltd.	1,500	56,329
Itoham Foods, Inc. * (a)	32,000	126,318
Itoki Corp.	8,000	81,603
Iwasaki Electric Company, Ltd. *	12,000	32,802
Iwatani International Corp. * (a)	34,000	111,943
Iwatsu Electric Company, Ltd. * (a)	17,000	32,662
Izumiya Company, Ltd.	15,000	117,768
J. Bridge Corp. * (a)	7,000	36,924
Jalux, Inc. * (a)	2,200	38,100
Jamco Corp. *	3,000	36,522
Janome Sewing Machine Company, Ltd. * (a)	19,000	34,348
Japan Airport Terminal Company, Ltd.	10,000	108,729
Japan Cash Machine Company, Ltd. * (a)	4,600	77,614
Japan Pulp & Paper Company, Ltd.	26,000	101,498
Japan Radio Company, Ltd. * (a)	15,000	45,719
Japan Transcity Corp.	9,000	42,837
Japan Vilene Company, Ltd.	12,000	81,638
Japan Wool Textile Company, Ltd.	14,000	119,698
JBCC Holdings, Inc.	4,200	37,707
Jeol, Ltd. (a)	9,000	60,757
JFE Shoji Holdings, Inc. * (a)	20,000	90,302
J-Oil Mills, Inc.	12,000	56,067
Joshin Denki Company, Ltd. *	7,000	51,657
Juki Corp.	19,000	100,389
Kabuki-Za Company, Ltd. *	1,000	42,356
Kadokawa Holdings, Inc. *	2,300	82,154
Kaga Electronics Company, Ltd.	3,000	60,783
Kagawa Bank, Ltd.	9,000	57,692
Kagome Company, Ltd. * (a)	8,700	118,907
Kahma Company, Ltd. * (a)	3,000	81,219
Kaken Pharmaceutical Company, Ltd. (a)	11,000	82,520
Kameda Seika Company, Ltd.	4,000	41,396
Kamei Corp.	5,000	38,514
Kanaden Corp.	6,000	41,658
Kanagawa Chuo Kotsu Company, Ltd.	8,000	37,378
Kanamoto Company, Ltd. (a)	5,000	47,203
Kanematsu Corp. *	64,000	112,903
Kanto Auto Works, Ltd.	10,800	132,707
Kanto Natural Gas Development, Ltd.	5,000	37,422
Kanto Tsukuba Bank, Ltd. *	3,400	35,157

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kasai Kogyo Company, Ltd. *	8,000	$35,073
Katakura Industries Company, Ltd. (a)	2,000	32,348
Kato Sangyo Company, Ltd. (a)	4,000	58,303
Kato Works Company, Ltd.	10,000	40,086
Katokichi Company, Ltd. (a)	18,800	188,813
Kawashima Selkon Textiles Company, Ltd. * (a)	18,000	34,426
Kayaba Industry Company, Ltd. (a)	32,000	125,479
Keihanshin Real Estate Company, Ltd.	5,000	35,151
Keihin Company, Ltd. *	10,000	38,252
Keiiyu Company, Ltd.	4,400	40,348
Kentucky Fried Chicken Japan, Ltd.	3,000	57,115
Kenwood Corp. * (a)	42,000	78,494
KEY Coffee, Inc.	3,000	42,260
Kibun Food Chemifa Company, Ltd. * (a)	3,000	50,461
Kinki Sharyo Company, Ltd. *	8,000	35,143
Kintetsu World Express, Inc.	2,200	52,260
Kioritz Corp.	10,000	37,466
Kissei Pharmaceutical Company, Ltd. *	6,000	110,825
Kitagawa Iron Works Company, Ltd. *	13,000	34,514
Kita-Nippon Bank, Ltd.	1,000	49,779
Kitano Construction Corp. *	12,000	32,173
Kitz Corp.	15,000	113,707
Koa Corp.	8,100	110,990
Koatsu Gas Kogyo Company, Ltd.	6,000	38,461
Kohnan Shoji Company, Ltd. *	2,700	34,780
Koike Sanso Kogyo Company, Ltd. *	9,000	34,977
Komatsu Electronic Metals Company, Ltd. (a)	1,900	48,950
Komatsu Seiren Company, Ltd.	9,000	36,549
Komatsu Wall Industry Company, Ltd.	2,100	36,129
Kosaido Company, Ltd. *	3,800	33,286
Kosei Securities Company, Ltd. (a)	18,000	33,483
Krosaki Harima Corp.	9,000	36,391
Kumagai Gumi Company, Ltd. * (a)	11,000	31,510
Kumiai Chemical Industry Company, Ltd.	15,000	35,501
Kurabo Industries, Ltd. * (a)	43,000	136,317
KUREHA Corp.	27,000	128,745
Kurimoto, Ltd. (a)	27,000	75,691
Kuroda Electric Company, Ltd.	2,800	32,131
Kyodo Shiryo Company, Ltd.	21,000	33,929
Kyokuto Kaihatsu Kogyo Company, Ltd.	4,900	37,444
Kyokuyo Company, Ltd. * (a)	15,000	37,466
Kyoritsu Maintenance Company, Ltd. (a)	1,100	41,212
Kyosan Electric Manufacturing Company, Ltd.	11,000	41,020
Kyoto Kimono Yuzen Company, Ltd.	20	35,282
Kyushu-Shinwa Holdings, Inc. * (a)	62,000	90,965
Laox Company, Ltd. * (a)	10,000	29,431
Life Corp. (a)	5,000	73,141
Macnica, Inc. *	2,100	56,487
Maeda Corp. *	28,000	142,317
Maeda Road Construction Company, Ltd. *	16,000	121,986
Maezawa Kasei Industries Company, Ltd.	2,000	32,802
Maezawa Kyuso Industries Company, Ltd.	2,400	38,335

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mandom Corp. (a)	2,800	$67,613
Mars Engineering Corp. (a)	1,600	51,002
Marubun Corp.	6,100	79,323
Marudai Food Company, Ltd. *	15,000	39,693
Maruetsu, Inc. * (a)	14,000	62,844
Maruha Group, Inc. *	28,000	70,425
Marusan Securities Company, Ltd. * (a)	11,000	167,250
Maruwa Company, Ltd.	1,300	33,549
Maruzen Company, Ltd. *	22,000	39,003
Maruzen Showa Unyu Company, Ltd.	12,000	42,339
Maspro Denkoh Corp.	4,000	35,667
Matsuya Company, Ltd. (a)	5,000	79,341
Matsuya Foods Company, Ltd.	2,000	35,282
Matsuzakaya Company, Ltd. *	17,000	112,537
Max Company, Ltd. * (a)	8,000	111,785
Maxvalu Tokai Company, Ltd. *	3,000	52,399
MEC Company, Ltd.	2,400	34,793
Megachips Corp. * (a)	2,200	36,755
Meidensha Corp. * (a)	20,000	73,883
Meitec Corp. (a)	19,093	621,954
Meiwa Corp. *	9,000	25,702
Meiwa Estate Company, Ltd. *	2,200	34,929
Mercian Corp.	19,000	48,120
Michinoku Bank, Ltd.	18,000	73,412
Mikuni Coca-Cola Bottling Company, Ltd.	10,000	113,619
Milbon Company, Ltd.	1,200	48,836
Minato Bank, Ltd. *	39,000	105,244
Mito Securities Company, Ltd.	8,000	48,487
Mitsuba Corp. *	9,000	97,149
Mitsubishi Cable Industries, Ltd. *	20,000	31,964
Mitsubishi Kakoki Kaisha, Ltd. *	11,000	31,990
Mitsubishi Paper Mills, Ltd. *	52,000	101,725
Mitsubishi Pencil Company, Ltd.	4,000	43,352
Mitsubishi Plastics, Inc.	33,000	108,074
Mitsubishi Shindoh Company, Ltd.	11,000	33,911
Mitsubishi Steel Manufacturing Company, Ltd. (a)	11,000	60,041
Mitsuboshi Belting Company, Ltd.	14,000	85,953
Mitsui High-Tec, Inc. (a)	7,100	77,818
Mitsui Home Company, Ltd.	7,000	55,081
Mitsui Knowledge Industry Company, Ltd. *	2,800	40,592
Mitsui Mining Company, Ltd. *	17,000	35,632
Mitsui Sugar Company, Ltd. *	15,000	56,722
Mitsui-Soko Company, Ltd. (a)	13,000	67,552
Mitsumi Electric Company, Ltd. (a)	13,400	158,452
Mitsuuroko Company, Ltd. *	8,000	57,360
Miura Company, Ltd.	3,300	79,542
Miyazaki, Bank Ltd. (a)	25,000	127,942
Miyoshi Oil & Fat Company, Ltd.	14,000	28,977
Mizuno Corp.	13,000	89,350
Mochida Pharmaceutical Company, Ltd.	11,000	93,568
Modec, Inc. (a)	5,300	118,493
Morinaga & Company, Ltd. * (a)	29,000	79,778

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Morinaga Milk Industry Company, Ltd. *	30,000	$115,803
MOS Food Services, Inc.	4,000	59,735
Moshi Moshi Hotline, Inc. (a)	2,250	79,385
Mr Max Corp.	7,300	32,833
Myojo Foods Company, Ltd.	7,000	39,064
Nagano Bank, Ltd.	12,000	43,701
Nagatanien Company, Ltd. (a)	5,000	39,387
Nakamuraya Company, Ltd.	7,000	38,208
Nakayama Steel Works, Ltd.	13,000	49,727
NEC Fielding, Ltd. (a)	8,900	105,319
NEC Mobiling, Ltd.	2,100	37,505
NEC Networks & System Integration Corp.	7,200	88,345
NEC Tokin Corp. * (a)	11,000	61,578
Net One Systems Company, Ltd. (a)	89	165,556
Netmarks, Inc.	28	32,278
Neturen Company, Ltd.	8,000	95,018
Nice Corp. *	24,000	85,725
Nichia Steel Works, Ltd.	8,000	31,440
Nichias Corp.	10,000	68,119
Nichicon Corp.	13,800	170,413
Nichiha Corp. *	4,200	79,595
Nichii Gakkan Company, Ltd. (a)	3,100	56,989
Nichimo Corp.	28,000	31,544
Nichiro Corp. * (a)	17,000	34,889
Nidec Copal Corp. (a)	2,700	36,171
Nidec Tosok Corp. (a)	2,800	35,335
Nifco, Inc./Japan	5,000	98,904
Nihon Dempa Kogyo Company, Ltd.	2,700	83,472
Nihon Eslead Corp.	1,300	36,671
Nihon Inter Electronics Corp.	5,000	37,029
Nihon Kohden Corp.	5,000	81,874
Nihon Nohyaku Company, Ltd. (a)	9,000	36,706
Nihon Parkerizing Company, Ltd. (a)	6,000	97,411
Nikkiso Company, Ltd. * (a)	8,000	92,223
Nippei Toyama Corp. *	4,000	39,789
Nippo Corp. * (a)	13,000	110,353
Nippon Beet Sugar Manufacturing Company, Ltd. *	18,000	54,862
Nippon Ceramic Company, Ltd.	3,000	38,094
Nippon Chemical Industrial Company, Ltd. *	13,000	38,374
Nippon Chemi-Con Corp.	24,000	152,587
Nippon Denko Company, Ltd. (a)	12,000	33,745
Nippon Denwa Shisetsu Company, Ltd.	10,000	37,553
Nippon Fine Chemical Company, Ltd.	6,000	38,147
Nippon Flour Mills Company, Ltd.	28,000	129,846
Nippon Gas Company, Ltd.	5,000	40,042
Nippon Kasei Chemical Company, Ltd. *	16,000	33,396
Nippon Koei Company, Ltd. * (a)	11,000	31,606
Nippon Konpo Unyu Soko Company, Ltd.	11,000	157,163
Nippon Koshuha Steel Company, Ltd. *	16,000	32,837
Nippon Paint Company, Ltd.	33,000	156,203
Nippon Piston Ring Company, Ltd. *	13,000	32,130

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Restaurant System, Inc.	1,300	$45,980
Nippon Road Company, Ltd. *	15,000	34,191
Nippon Seiki Company, Ltd.	4,000	79,123
Nippon Sharyo, Ltd.	20,000	47,858
Nippon Shinyaku Company, Ltd.	9,000	77,027
Nippon Signal Company, Ltd.	9,000	86,145
Nippon Soda Company, Ltd. *	24,000	127,645
Nippon System Development Company, Ltd.	2,400	83,210
Nippon Thompson Company, Ltd.	12,000	140,745
Nippon Valqua Industries, Ltd.	10,000	35,806
Nippon Yusoki Company, Ltd. *	5,000	29,737
Nipro Corp.	7,000	125,628
Nishimatsu Construction Company, Ltd. (a)	47,000	175,267
Nissan Shatai Company, Ltd.	12,000	69,377
Nissei Corp.	2,900	35,710
Nissei Plastic Industrial Company, Ltd.	4,000	36,784
Nissen Company, Ltd. (a)	5,500	68,399
Nisshin Fire & Marine Insurance Company, Ltd. *	20,000	92,398
Nisshin Fudosan Company *	2,900	42,472
Nissin Corp.	11,000	46,976
Nissin Electric Company, Ltd. * (a)	20,000	94,668
Nissin Kogyo Company, Ltd. (a)	5,000	92,136
Nissin Sugar Manufacturing Company, Ltd. *	10,000	28,383
Nitta Corp.	4,100	83,966
Nittan Valve Company, Ltd.	4,000	35,108
Nittetsu Mining Company, Ltd.	8,000	56,941
Nitto Boseki Company, Ltd. * (a)	36,000	105,008
Nitto Kogyo Corp.	4,000	76,678
Nitto Kohki Company, Ltd. *	1,600	34,374
NIWS Company HQ, Ltd. *	122	104,202
NOF Corp	22,000	128,728
Nohmi Bosai, Ltd.	6,000	47,631
Nomura Company, Ltd.	7,000	39,431
Noritake Company, Ltd.	22,000	122,196
Noritz Corp.	4,900	88,795
Nosan Corp. *	12,000	35,841
NS Solutions Corp.	2,800	67,857
Oenon Holdings, Inc.	9,000	34,977
Oiles Corp.	4,500	91,961
Oita Bank, Ltd.	23,000	182,385
Okabe Company, Ltd. *	9,000	36,313
Okamoto Industries, Inc.	11,000	41,789
Okamoto Machine Tool Works, Ltd. * (a)	7,000	39,431
Okamura Corp.	10,000	103,227
Okinawa Electric Power Company, Inc.	2,500	149,338
OKK Corp.	10,000	37,029
Okumura Corp. (a)	26,000	144,413
Okuwa Company, Ltd.	5,000	64,189
Olympic Corp. *	4,600	38,365
ONO Sokki Company, Ltd.	5,000	36,898
Onoken Company, Ltd.	3,000	42,758
Organo Corp.	4,000	34,933

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Oriental Yeast Company, Ltd.	6,000	$38,880
Origin Electric Company, Ltd.	6,000	34,531
Osaka Steel Company, Ltd.	5,200	94,913
Osaki Electric Comany, Ltd.	4,000	41,640
Oyo Corp.	3,400	38,245
Pacific Industrial Company, Ltd.	8,000	48,487
Pacific Metals Company, Ltd. (a)	17,000	113,130
Paramount Bed Company, Ltd.	3,500	79,778
Parco Company, Ltd.	7,000	71,464
Paris Miki, Inc. (a)	3,500	72,901
Pasona, Inc. (a)	36	68,853
Patlite Corp.	3,700	38,485
PCA Corp. *	1,500	31,440
Penta-Ocean Construction Company, Ltd. * (a)	79,000	111,768
Pentax Corp. *	16,000	90,686
Pigeon Corp. *	2,700	41,713
Piolax, Inc.	1,800	39,300
Press Kogyo Company, Ltd.	12,000	60,259
Prima Meat Packers, Ltd. * (a)	25,000	33,841
Q’Sai Company, Ltd.	2,900	41,535
Raito Kogyo Company, Ltd. *	9,900	34,238
Rasa Industries, Ltd. *	10,000	39,212
Renown, Inc. *	7,000	80,389
Resort Solution Company, Ltd. *	8,000	31,859
Resorttrust, Inc. *	4,200	121,776
Rhythm Watch Company, Ltd. * (a)	20,000	39,649
Ricoh Elemex Corp. *	4,000	41,361
Ricoh Leasing Company, Ltd. *	2,200	63,595
Right On Company, Ltd.	2,900	97,507
Riken Corp. (a)	16,000	104,100
Riken Keiki Company, Ltd.	4,000	38,706
Riken Technos Corp.	9,000	35,763
Riken Vitamin Company, Ltd. *	2,000	50,827
Ringer Hut Company, Ltd. (a)	3,000	39,509
Rock Field Company, Ltd.	1,800	34,977
Roland Corp.	2,700	61,425
Royal Holdings Company, Ltd. (a)	4,000	62,006
Ryobi, Ltd. *	23,000	150,849
Ryoden Trading Company, Ltd.	9,000	71,132
Ryosan Company, Ltd.	6,900	180,778
Ryoshoku, Ltd.	4,100	112,074
Ryoyo Electro Corp.	3,900	49,897
S Foods, Inc.	4,000	34,968
S Science Company, Ltd. (a)	102,000	38,304
Sagami Chain Company, Ltd. (a)	4,000	39,684
Saibu Gas Company, Ltd.	40,000	87,682
Saizeriya Company, Ltd. (a)	3,900	61,273
Sakai Chemical Industry Company, Ltd. *	12,000	60,993
Sakata Seed Corp. (a)	9,000	116,091
Sala Corp.	8,000	38,845
San-Ai Oil Company, Ltd.	10,000	43,666
Sanden Corp. (a)	18,000	77,027

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sanei-International Company, Ltd.	1,400	$62,111
Sankei Building Company, Ltd.	8,000	53,308
Sanki Engineering Company, Ltd.	7,000	49,579
Sankyo Seiko Company, Ltd. *	7,000	40,959
Sankyo-Tateyama Holdings, Inc. (a)	35,000	77,027
Sanoh Industrial Company, Ltd.	5,000	37,815
Sanrio Company, Ltd. * (a)	3,600	50,052
Sanshin Electronics Company, Ltd.	5,000	54,146
Sanyo Chemical Industries, Ltd.	12,000	88,660
Sanyo Electric Credit Company, Ltd. (a)	3,700	78,036
Sanyo Shokai, Ltd.	18,000	130,475
Sato Corp.	2,600	60,058
Sato Shoji Corp.	4,000	40,348
Satori Electric Company, Ltd.	2,000	30,531
Secom Techno Service Compnay, Ltd.	2,000	92,398
Seijo Corp.	1,400	39,247
Seika Corp. *	16,000	38,147
Seiko Corp.	11,000	103,943
Seiren Company, Ltd. (a)	6,000	81,219
Sekisui Jushi Corp.	5,000	37,728
Senshu Electric Company, Ltd.	1,500	38,514
Senshukai Company, Ltd. (a)	5,000	53,447
Shaddy Company, Ltd. (a)	2,400	34,060
Shibaura Mechatronics Corp. (a)	4,000	33,780
Shibuya Kogyo Company, Ltd.	3,400	28,387
Shikibo, Ltd. *	20,000	33,012
Shikoku Bank, Ltd. (a)	25,000	112,222
Shikoku Chemicals Corp.	6,000	41,343
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	37,725
Shima Seiki Manufacturing, Ltd.	3,300	85,306
Shimizu Bank, Ltd.	1,100	50,723
Shin Nippon Air Technologies Company, Ltd.	4,700	34,807
Shinagawa Refractories Company, Ltd.	8,000	32,627
Shin-Etsu Polymer Company, Ltd.	8,000	115,279
Shinkawa, Ltd.	3,900	102,009
Shin-Keisei Electric Railway Company, Ltd.	10,000	36,068
Shinki Company, Ltd.	8,100	49,800
Shinko Electric Company, Ltd. * (a)	13,000	51,544
Shinko Plantech Company, Ltd. *	6,000	47,421
Shinko Shoji Company, Ltd.	3,000	40,348
Shin-Kobe Electric Machinery Company, Ltd.	6,000	34,741
Shinmaywa Industries, Ltd.	21,000	110,039
Shinsho Corp. *	13,000	34,854
Shiroki Corp. *	12,000	35,946
Shizuoka Gas Company, Ltd.	11,000	89,245
Sho-Bond Corp.	4,200	36,680
Shobunsha Publications, Inc. *	2,400	31,377
Shochiku Company, Ltd. * (a)	8,000	66,373
Shoko Company, Ltd. (a)	19,000	34,182
Showa Aircraft Industry Company, Ltd. *	3,000	44,356
Showa Highpolymer Company, Ltd.	11,000	43,710
Showa Sangyo Company, Ltd. *	20,000	52,399

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Siix Corp.	2,000	$38,863
Sinanen Company, Ltd. *	9,000	45,116
Sintokogio, Ltd.	8,000	106,476
SMK Corp. (a)	8,000	50,932
Snow Brand Milk * (a)	17,500	62,355
Sodick Company, Ltd.	5,000	57,945
Sogo Medical Company, Ltd.	1,400	32,584
Sorun Corp. *	4,600	45,355
SSP Company, Ltd. *	11,000	63,211
ST Chemical Company, Ltd.	3,000	43,413
St Marc Holdings Company, Ltd. (a)	1,000	68,993
Star Micronics Company, Ltd.	5,000	101,087
Starzen Company, Ltd. *	14,000	37,535
STB Leasing Company, Ltd.	3,000	46,897
Stella Chemifa Corp. (a)	1,000	45,325
Sugi Pharmacy Company, Ltd. *	2,000	39,649
Sugimoto & Company, Ltd.	2,500	42,160
Sumida Corp.	1,900	39,989
Suminoe Textile Company, Ltd.	10,000	35,020
Sumisho Computer Systems Corp.	4,700	86,197
Sumitomo Light Metal Industries, Ltd. (a)	31,000	76,346
Sumitomo Mitsui Construction Company, Ltd. * (a)	10,000	30,042
Sumitomo Pipe & Tube Company, Ltd.	6,000	33,274
Sumitomo Seika Chemicals Company, Ltd. (a)	8,000	50,373
Sun Wave Corp. *	10,000	33,186
Suntelephone Company, Ltd.	5,000	39,343
Suruga Corp.	700	55,019
SWCC Showa Holdings Company, Ltd. * (a)	30,000	42,968
SxL Corp. * (a)	26,000	34,060
T. Hasegawa Company, Ltd. (a)	4,600	65,602
Tachibana Eletech Company, Ltd.	4,000	40,522
Tachihi Enterprise Company, Ltd. *	1,400	56,487
Tadano, Ltd.	17,000	142,675
Taihei Dengyo Kaisha, Ltd. *	6,000	41,396
Taihei Kogyo Company, Ltd. *	12,000	32,278
Taikisha, Ltd.	4,000	50,234
Taisei Rotec Corp. *	18,000	34,741
Takano Company, Ltd. *	1,800	38,435
Takaoka Electric Manufacturing Company, Ltd. *	17,000	34,295
Takara Standard Company, Ltd. *	16,000	93,900
Takasago International Corp. (a)	8,000	38,706
Takasago Thermal Engineering Company, Ltd.	14,000	115,541
Takiron Company, Ltd.	10,000	41,745
Takuma Company, Ltd. (a)	15,000	100,738
Tamura Corp.	9,000	36,549
Tamura Taiko Holdings, Inc. *	8,000	39,125
Tasaki Shinju Company, Ltd. (a)	7,000	34,846
Tayca Corp. *	10,000	28,994
Teac Corp. *	27,000	35,841
Tecmo, Ltd.	4,900	39,327
Teikoku Piston Ring Company, Ltd.	3,000	33,064

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Teikoku Tsushin Kogyo Company, Ltd.	7,000	$34,907
Tekken Corp. *	20,000	34,409
Tenma Corp.	3,600	71,525
TIS, Inc. (a)	5,500	153,705
TKC Corp.	3,700	79,490
Toagosei Company, Ltd.	31,000	121,017
Tobishima Corp. *	38,500	32,951
Tobu Store Company, Ltd. *	14,000	36,191
TOC Company, Ltd.	20,000	105,847
Tocalo Company, Ltd.	2,000	63,403
Tochigi Bank, Ltd.	19,000	138,387
Toei Company, Ltd. (a)	11,000	86,459
Toho Bank, Ltd.	35,000	159,251
Toho Company, Ltd.	5,000	36,374
Toho Real Estate Company, Ltd.	6,000	33,431
Toho Tenax Company, Ltd. * (a)	11,000	78,870
Toho Zinc Company, Ltd. * (a)	13,000	92,188
Tohoku Bank, Ltd.	15,000	36,156
Tohoku Pioneer Corp.	2,200	34,468
Tokai Carbon Company, Ltd. (a)	21,000	117,558
Tokai Corp.	7,000	35,151
Tokai Pulp & Paper Company, Ltd.	11,000	36,697
Tokimec, Inc. *	14,000	33,990
Toko, Inc. *	15,000	49,517
Tokushima Bank, Ltd.	15,000	111,480
Tokushu Paper Manufacturing Company, Ltd. (a)	7,000	34,295
Tokyo Dome Corp. * (a)	21,000	130,029
Tokyo Energy & Systems, Inc.	5,000	46,985
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	36,505
Tokyo Leasing Company, Ltd.	8,500	124,785
Tokyo Rakutenchi Company, Ltd.	8,000	39,544
Tokyo Style Company, Ltd.	10,000	118,859
Tokyo Tekko Company, Ltd. *	4,000	33,186
Tokyo Theatres Company, Inc. *	11,000	29,684
Tokyotokeiba Company, Ltd. (a)	33,000	104,039
Tokyu Community Corp.	1,500	41,789
Tokyu Livable, Inc. *	700	44,810
Tokyu Recreation Company, Ltd.	6,000	35,370
Tokyu Store Chain Company, Ltd.	12,000	85,411
Toli Corp. *	10,000	34,846
Tomato Bank, Ltd.	16,000	38,845
Tomen Electronics Corp.	1,700	40,605
Tomoe Corp. *	8,000	29,064
Tonami Transportation Company, Ltd.	14,000	38,880
Topre Corp.	6,000	56,487
Topy Industries, Ltd.	19,000	67,368
Tori Holdings Company, Ltd. *	82,000	35,806
Torigoe Company, Ltd.	5,000	39,169
Torii Pharmaceutical Company, Ltd.	3,400	58,970
Torishima Pump Manufacturing Company, Ltd.	5,000	39,125
Toshiba Ceramics Company, Ltd. (a)	14,000	55,508
Toshiba Plant Systems & Services Corp. *	10,000	50,565

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tosho Printing Company, Ltd.	9,000	$35,841
Totetsu Kogyo Company, Ltd.	7,000	44,810
Tottori Bank, Ltd.	12,000	36,784
Towa Bank, Ltd. *	28,000	76,538
Towa Corp. * (a)	4,900	37,230
Towa Pharmaceutical Company, Ltd. (a)	1,800	44,016
Towa Real Estate Development Company, Ltd. * (a)	7,500	42,771
Toyo Construction Company, Ltd. *	30,000	31,702
Toyo Corp.	3,700	51,055
Toyo Electric Manufacturing Company, Ltd.	6,000	34,060
Toyo Engineering Corp. * (a)	19,000	98,729
Toyo Kanetsu K K *	15,000	36,942
Toyo Machinery & Metal Company, Ltd. (a)	4,000	45,692
Toyo Securities Company, Ltd.	6,000	33,274
Toyo Tire & Rubber Company, Ltd.	33,000	128,824
Toyo Wharf & Warehouse Company, Ltd.	16,000	33,536
TRAD Company, Ltd.	9,000	35,998
Trans Cosmos, Inc. * (a)	2,100	51,902
Trusco Nakayama Corp. (a)	5,400	106,109
Tsubaki Nakashima Company, Ltd.	6,500	110,296
Tsubakimoto Chain Company	19,000	124,117
Tsugami Corp. (a)	8,000	52,399
Tsukishima Kikai Company, Ltd. (a)	5,000	63,185
Tsurumi Manufacturing Company, Ltd.	4,000	39,614
Tsutsumi Jewelry Company, Ltd.	2,100	82,346
Tsutsunaka Plastic Industry Company, Ltd.	10,000	39,038
Uchida Yoko Company, Ltd.	7,000	43,954
Unicharm Petcare Corp.	2,000	85,586
Uniden Corp.	9,000	99,349
Unimat Life Corp. * (a)	2,800	35,775
Union Tool Company *	1,200	60,679
Unitika, Ltd. * (a)	51,000	83,289
U-Shin, Ltd.	4,000	37,343
Valor Company, Ltd. (a)	6,000	109,253
VITAL-Net, Inc. *	6,500	35,649
Wakachiku Construction Company, Ltd. *	17,000	28,654
Warabeya Nichiyo Company, Ltd. *	2,500	35,501
Watabe Wedding Corp.	2,000	32,662
WATAMI Company, Ltd. (a)	5,900	87,904
Wood One Company, Ltd.	6,000	42,706
Yahagi Construction Company, Ltd.	8,000	33,466
Yaizu Suisankagaku Industry Company, Ltd.	2,700	34,309
Yamagata Bank, Ltd.	28,000	152,098
Yaoko Company, Ltd.	3,200	74,477
Yasuda Warehouse Company, Ltd.	4,000	43,212
Yellow Hat, Ltd.	3,600	37,853
Yodogawa Steel Works, Ltd. (a)	27,000	148,317
Yokohama Reito Company, Ltd.	6,000	51,142
Yomeishu Seizo Company, Ltd. *	2,000	22,217
Yomiuri Land Company, Ltd.	6,000	33,902
Yondenko Corp.	7,000	40,959

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Yonekyu Corp. *	3,500	$39,767
Yorozu Corp.	3,000	27,745
Yoshimoto Kogyo Company, Ltd.	5,000	121,174
Yoshinoya D&C Company, Ltd. (a)	50	94,756
Yurtec Corp.	9,000	47,474
Yushiro Chemical Industry Company, Ltd. (a)	2,000	43,579
Zenrin Company, Ltd.	4,600	110,275

		46,564,455
Mexico - 0.60%
Consorcio ARA SA de CV	20,700	85,642
Controladora Comercial Mexicana SA de CV	47,300	80,540
Corp GEO SA de CV *	43,200	143,827
Embotelladoras Arca SA de CV	4,574	10,657
Empresas ICA Sociedad Controladora SA de CV *	46,900	132,960
Gruma SA de CV	17,000	46,688
Grupo Aeroportuario del Sureste SA de CV	28,700	97,357
Grupo Cementos de Chihuahua SA de CV *	5,000	17,231
Grupo Elektra, SA de C.V.	4,500	42,653
Grupo IMSA, SA de C.V.	20,100	69,448
Industrias CH SA *	29,700	75,779
Industrias Penoles SA de CV	10,100	65,409
Organizacion Soriana SA de C.V.	25,100	93,617
TV Azteca SA de CV *	174,600	118,333

		1,080,141
Netherlands - 2.57%
Aalberts Industries NV	16,013	1,175,555
Arcadis NV	1,567	74,209
Beter Bed Holdings NV	1,861	46,658
Brunel International NV	1,198	43,170
Draka Holdings *	36,514	654,632
Eriks Group NV	887	47,832
ICT Automatisering NV	1,785	42,084
Imtech NV	13,962	674,403
Macintosh Retail Group NV	2,604	86,782
OPG Groep NV	7,211	626,591
Ordina NV	4,066	93,939
SBM Offshore NV	37,184	990,225
Unit 4 Agresso NV *	2,085	41,963

		4,598,043
New Zealand - 0.06%
Ryman Healthcare, Ltd.	8,928	46,852
Tower, Ltd. * (a)	32,123	67,352

		114,204
Norway - 1.66%
Acta Holding ASA	10,000	31,803
Aktiv Kapital ASA (a)	5,200	91,038
Bonheur ASA *	3,500	110,746
EDB Business Partner ASA	9,800	77,916
Ekornes ASA	7,000	135,481
Expert ASA	3,200	43,688

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Ganger Rolf ASA *	1,600	$46,258
Kongsberg Gruppen AS	1,700	38,227
Leroy Seafood Group ASA	4,800	90,974
Ocean RIG ASA * (a)	32,900	230,926
Olav Thon Eindom A/S	400	42,403
Prosafe ASA (a)	21,684	1,323,480
Sinvest ASA * (a)	5,500	100,266
Solstad Offshore ASA	2,400	45,487
Sparebanken Midt-Norge	8,600	103,253
Tandberg Television ASA *	13,600	225,540
Tomra Systems ASA	19,000	154,113
Veidekke ASA	2,600	86,445

		2,978,044
Philippines - 0.02%
First Philippine Holdings Corp.	44,800	38,016

Portugal - 0.16%
Jeronimo Martins, SGPS, SA	1,375	23,457
Mota Engil SGPS SA	11,453	60,444
Semapa-Sociedade de Investimento e Gestao	4,056	42,759
SONAECOM - SGPS SA *	23,419	128,083
Teixeira Duarte - Engenharia Construcoes SA	21,621	40,061

		294,804
Singapore - 0.80%
Allgreen Properties, Ltd.	51,000	40,581
China Merchants Holdings Pacific, Ltd.	73,000	35,728
Chuan Hup Holdings, Ltd.	182,000	37,929
Creative Technology, Ltd.	15,500	86,138
GES International, Ltd.	143,000	93,016
Goodpack, Ltd. *	36,000	37,057
Hi-P International, Ltd.	126,000	66,044
Hong Leong Asia, Ltd.	42,000	39,520
Hyflux, Ltd. (a)	55,000	81,970
Jaya Holdings, Ltd.	96,000	81,238
Jurong Technologies Industrial Corp., Ltd.	49,500	31,260
K1 Ventures, Ltd. *	367,000	82,277
Keppel Telecommunications & Transportation Company, Ltd.	57,000	56,514
Labroy Marine, Ltd. (a)	105,000	89,517
Metro Holdings, Ltd. *	74,000	37,152
MFS Technology, Ltd. *	113,000	81,351
Petra Foods, Ltd.	46,000	40,379
Raffles Education Corp., Ltd. *	55,000	84,054
Straits Trading Company, Ltd. *	53,000	91,708
Unisteel Technology, Ltd.	35,000	40,448
United Engineers, Ltd.	32,000	36,779
United Test and Assembly Center, Ltd. *	238,000	120,991
UOB-Kay Hian Holdings, Ltd.	52,000	39,078

		1,430,729
South Africa - 2.36%
Aeci, Ltd.	23,952	195,615
Afgri, Ltd. *	58,521	44,526

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
African Oxygen, Ltd.	26,078	$107,399
African Rainbow Minerals, Ltd. *	17,491	117,819
Allied Technologies, Ltd.	15,669	111,562
Astral Foods, Ltd.	8,230	93,813
Aveng, Ltd.	85,965	257,427
Bytes Technology Group, Ltd.	21,548	32,338
Capitec Bank Holdings, Ltd.	8,249	32,821
Ceramic Industries, Ltd.	1,970	33,003
DataTec, Ltd. *	37,448	138,541
Dimension Data Holdings PLC *	249,960	162,266
Ellerine Holdings, Ltd.	26,156	239,176
Grindrod, Ltd.	35,005	56,933
Group Five, Ltd.	10,948	43,942
Iliad Africa, Ltd.	16,287	23,875
Illovo Sugar, Ltd.	43,332	119,174
Johnnic Communications, Ltd.	18,420	143,441
Medi-Clinic Corp., Ltd.	41,381	108,608
Metorex, Ltd. *	55,956	87,492
Metropolitan Holdings, Ltd.	131,095	215,960
Mr Price Group, Ltd. *	34,045	83,176
Murray & Roberts Holdings, Ltd.	64,959	230,345
Mvelaphanda Group, Ltd.	80,133	85,022
Nampak, Ltd.	100,169	255,212
New Clicks Holdings, Ltd. *	74,503	91,634
Northam Platinum, Ltd.	31,856	166,685
Omnia Holdings, Ltd.	5,040	35,181
Peregrine Holdings, Ltd.	30,694	34,281
Primedia, Ltd. *	25,683	54,858
PSG Group, Ltd.	12,940	36,130
Rainbow Chicken, Ltd.	36,464	48,870
Santam, Ltd.	12,764	119,211
Sun International, Ltd.	23,213	270,921
Tongaat-Hulett Group, Ltd.	11,536	151,548
Tourism Investment Corp., Ltd.	79,501	18,313
Trencor, Ltd.	9,960	35,457
Western Areas, Ltd. *	10,814	60,131
Wilson Bayly Holmes-Ovcon, Ltd.	10,435	75,753

		4,218,459
South Korea - 5.26%
Binggrae Company, Ltd.	840	34,751
Bukwang Pharmaceutical Company, Ltd.	4,840	77,797
Byucksan Engineering & Construction Company, Ltd.	4,400	27,270
Cheil Communications, Inc.	620	123,837
Chong Kun Dang Pharm Corp.	1,080	36,939
Choongwae Pharma Corp.	980	40,181
CJ CGV Company, Ltd.	4,000	92,543
Dacom Corp.	9,640	170,700
Dae Han Flour Mills Company, Ltd.	230	33,455
Daeduck Electronics Company, Ltd.	5,550	48,787
Daeduck GDS Company, Ltd.	3,610	33,941
Daehan City Gas Company, Ltd.	1,520	34,846

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Daekyo Company, Ltd.	1,000	$79,051
Daesang Corp. *	5,610	80,122
Daesung Industrial Company, Ltd.	1,120	76,378
Daewoo Motor Sales	4,650	112,727
Daewoong Pharmaceutical Company, Ltd.	960	36,730
Daishin Securities Company, Ltd.	10,160	185,798
Daou Technology, Inc. *	8,520	52,624
DC Chemical Company, Ltd.	2,760	106,036
Dong-A Pharmaceutical Company, Ltd.	1,700	104,464
Dongbu Corp.	1,680	29,749
Dongbu Steel Company, Ltd.	3,980	30,833
DongbuElectronics Company, Ltd. *	17,010	33,975
Dongkuk Steel Mill Company, Ltd.	10,480	180,052
Dongwon Systems Corp.	17,840	39,394
Doosan Corp. *	2,700	86,514
Doosan Industrial Development Company, Ltd. *	10,030	75,588
E1 Corp.	890	36,866
Fursys, Inc.	1,250	38,603
Halla Climate Control Company, Ltd.	12,110	126,238
Halla Engineering & Construction Corp.	1,480	30,419
Hana Securities Company, Ltd.	2,370	30,476
Handsome Company, Ltd.	2,770	45,984
Hanil Cement Manufacturing Company, Ltd.	1,310	102,591
Hanjin Transportation Company, Ltd.	2,760	77,091
Hanmi Pharm Company, Ltd.	1,080	108,142
Hansol CSN	9,970	29,739
Hansol LCD, Inc.	990	40,591
Hansol Paper Company	4,220	44,924
Hanwha Chem Corp.	11,390	103,245
Hanwha Securities Company	4,390	37,295
Honam Petrochemical Corp.	1,450	70,762
Hotel Shilla Company, Ltd.	7,320	122,675
Hyosung Corp. *	6,370	100,376
Hyundai Cement Company	870	26,318
Hyundai Corp. *	1,570	36,158
Hyundai Elevator Company, Ltd.	510	39,564
Hyundai Hysco	14,160	158,204
Hyundai Marine & Fire Insurance Company, Ltd.	12,630	177,053
Hyundai Securities Company, Ltd.	17,060	195,999
Ilyang Pharmaceutical Company, Ltd.	1,190	39,510
Jeonbuk Bank	4,050	34,150
Keangnam Enterprises, Ltd.	2,660	25,458
KISWIRE, Ltd.	1,470	34,707
Kolon Engineering & Construction Company, Ltd.	2,190	32,316
Kolon Industries, Inc. *	3,240	34,833
Korea Development Corp.	1,370	28,664
Korea Development Financing Corp.	710	35,173
Korea Iron & Steel Company, Ltd.	2,370	80,936
Korea Kumho Petrochemical	3,490	84,790
Korea Zinc Company, Ltd.	1,480	116,060

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Korean Petrochemical Ind. Company, Ltd.	1,280	$29,209
Korean Reinsurance Company	14,600	163,889
KP Chemical Corp. *	8,460	39,324
KTBNetwork *	6,720	30,386
Kumho Electric Company, Ltd.	780	35,187
Kumho Industrial Company, Ltd.	5,180	81,078
Kyeryong Construction Industrial Company, Ltd.	1,030	32,569
Kyobo Securities Company	3,440	28,608
LG Household & Health Care, Ltd.	2,250	194,229
LG International Corp.	11,670	273,069
LG Life Sciences, Ltd. *	2,060	93,256
LG Petrochemical Company, Ltd.	7,520	146,635
LIG Non-Life Insurance Company, Ltd.	9,890	149,067
Lotte Chilsung Beverage Company, Ltd.	160	193,939
Lotte Midopa Company, Ltd. *	7,390	125,796
Lotte Samkang Company, Ltd.	190	30,740
LS Cable, Ltd.	4,390	155,009
LS Industrial Systems Company, Ltd.	2,870	100,734
Meritz Securities Company, Ltd.	5,270	31,606
Namyang Dairy Products Company, Ltd.	130	94,134
NCSoft Corp. *	3,290	188,991
Nong Shim Holdings Company, Ltd.	450	35,573
Orion Corp.	650	176,759
Ottogi Corp.	320	38,451
Pantech & Curitel Communications, Inc. *	26,470	27,900
Pantech Company, Ltd. *	8,860	34,553
Poongsan Corp.	5,600	113,623
Pusan City Gas Company, Ltd.	1,820	37,023
S1 Corp.	3,300	148,174
Samchully Company, Ltd.	626	64,266
Samsung Fine Chemicals Company, Ltd.	4,120	104,439
Samwhan Corp.	1,510	32,627
Samyang Corp.	760	42,135
Samyang Genex Company, Ltd.	410	36,084
Seoul Securities Company, Ltd.	51,840	68,847
Shinyoung Securities Company, Ltd.	1,270	39,489
Sindo Ricoh Company, Ltd.	1,870	89,878
SK Chemicals Company, Ltd.	2,920	108,028
SK Gas Company, Ltd.	2,070	80,073
SKC Company, Ltd.	4,840	106,110
Solomon Mutual Savings Bank *	1,710	30,460
Ssangyong Cement Industrial Company, Ltd. *	12,490	154,027
Ssangyong Motor Company *	20,700	103,309
STX Corp.	3,080	34,412
STX Engine Company, Ltd.	3,000	45,692
Sungshin Cement Company, Ltd.	2,150	30,593
Tae Young Corp.	1,270	79,513
Taekwang Industrial Company, Ltd.	70	37,260
Taihan Electric Wire Company, Ltd.	7,520	143,068
Tong Yang Investment Bank *	14,880	193,695
Tong Yang Major Corp. *	5,130	28,279

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Union Steel	1,390	$26,005
Woongjin Coway Company, Ltd.	4,300	94,271
Woongjin Thinkbig Company, Ltd.	2,760	47,273
Youlchon Chemical Company, Ltd.	3,520	31,907
Young Poong Corp.	324	76,838
Youngone Corp.	8,130	37,276
Yuhan Corp.	1,250	191,700
Yungjin Pharmaceutical Company, Ltd. *	12,000	36,237

		9,414,294
Spain - 0.93%
Adolfo Dominguez	928	49,805
Banco Guipuzcoano SA	9,364	280,598
Duro Felguera SA	6,660	35,148
Grupo Empresarial Ence SA (a)	4,144	158,704
La Seda de Barcelona SA *	12,883	36,711
Natra SA *	4,032	40,909
Natraceutical SA *	26,698	40,939
Service Point Solutions SA *	13,183	40,767
Sociedad Nacional Inds., Aplicaciones Celulosa Espanola *	8,023	42,137
Sol Melia SA (a)	25,970	418,473
SOS Cuetara SA * (a)	20,535	300,456
Tecnocom Telecomunicaciones y Energia SA *	3,303	40,899
Viscofan SA * (a)	9,041	134,015
Zeltia SA * (a)	7,458	54,799

		1,674,360
Sweden - 2.31%
AddTech AB	2,600	39,280
Angpanneforeningen AB, B Shares	2,600	45,407
Axfood AB (a)	5,450	156,366
Axis Communications AB (a)	10,500	86,593
Bergman & Beving AB	4,000	82,331
Biacore International AB	1,400	63,453
Billerud Aktibolag AB	10,000	132,367
Cardo AB	3,200	104,230
Castellum AB	15,900	162,530
D. Carnegie & Company AB	38,600	706,215
Fabege AB (a)	2,200	40,860
Gunnebo AB (a)	8,726	96,757
Haldex AB	4,300	92,379
Hoganas AG, B Shares	5,800	143,899
IBS AB * (a)	23,000	79,697
JM AB	15,200	241,226
Kungsleden AB	5,550	65,002
Lennart Wallenstam Byggnads AB	3,900	53,245
Lindex AB * (a)	6,700	95,186
Meda AB	4,500	93,558
Micronic Laser Systems AB *	6,200	68,318
Munters AB (a)	2,450	81,669
New Wave Group AB, B Shares	4,600	51,644
Nibe Industrier AB, B Shares	4,800	50,230

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Nobia AB	7,100	$230,277
Obsever AB *	19,000	72,421
PartnerTech AB	1,600	25,281
Peab AB	7,200	116,760
Pergo AB *	12,000	79,836
Protect Data AB	2,500	36,383
Q-Med AB	9,200	119,865
SkiStar AB	6,100	85,394
Sweco AB	1,400	38,227
Teleca AB *	6,800	35,061
Telelogic AB * (a)	19,000	42,136
Trelleborg AB, Series B	15,800	269,363
WM Data AB, Series B (a)	50,000	153,850

		4,137,296
Switzerland - 5.93%
Actelion, Ltd. *	1,492	150,071
AFG Arbonia-Forster Holdings	259	82,044
Allreal Holding AG	916	94,229
Bank Coop AG	1,859	118,232
Bank Sarasin & Compagnie AG	45	118,300
Banque Cantonale Vaudoise	607	207,149
Barry Callebaut AG *	588	247,710
Berner Kantonalbank	910	151,561
Bucher Industries AG	1,199	96,911
Charles Voegele Holding AG *	913	65,968
Converium Holding AG	16,477	179,588
Conzzeta Holding AG	37	60,415
Emmi AG	445	52,861
Energiedienst Holding AG *	299	120,042
Forbo Holding AG *	348	89,497
Galenica Holding Company AG	430	86,537
Georg Fischer AG *	488	209,168
Gurit Heberlein	364	204,311
Jelmoli Holding AG	58	106,733
Kuoni Reisen Holding AG, Series B *	1,959	1,097,174
Lonza Group AG	6,120	418,959
Luzerner Kantonalbank *	1,251	264,785
Medisize Holding AG *	3,640	249,630
Mobilezone Holding AG	10,362	57,527
Phoenix Mecano AG	116	42,594
PubliGroupe SA *	418	139,578
Rieter Holdings AG	403	154,639
Saurer AG *	2,873	218,140
SEZ Holding AG *	972	24,839
Sia Abrasives Holding AG	131	40,642
SIG Holding AG *	3,709	814,566
Sika AG *	331	367,522
St. Galler Kantonalbank	614	210,540
Sulzer AG	638	477,126
Swiss Prime Site AG *	2,078	106,882
Swissfirst AG	1,127	95,692

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Tamedia AG	451	$43,817
Tecan Group AG	1,721	92,594
Valiant Holding *	3,284	359,005
Valora Holding AG	778	168,323
Verwaltungs-und Privat-Bank AG	9,951	2,106,214
Vontobel Holdings AG	17,878	625,442

		10,617,557
Thailand - 0.08%
Bangkok Expressway PCL	69,300	35,413
Kiatnakin Finance PCL	49,600	38,669
Shin Satellite PCL *	232,800	68,327

		142,409
United Kingdom - 18.05%
Abacus Group PLC	13,889	37,232
Abbot Group PLC	27,144	149,418
Aberdeen Asset Management PLC	87,431	246,498
AEA Technology PLC *	19,508	36,606
Aga Foodservice Group PLC	21,893	156,030
Aggreko PLC	47,192	250,615
Alfred McAlpine PLC	11,530	95,070
Alizyme PLC *	22,479	47,168
Amstrad PLC	12,281	42,230
Anglo-Eastern Plantations	8,092	37,886
Anite Group PLC *	66,831	80,619
Arena Leisure PLC	53,371	39,961
Arla Foods UK PLC	51,444	48,742
Arriva PLC	20,459	225,618
Ashtead Group PLC	50,307	155,783
Atkins WS PLC	13,042	200,727
Autonomy Corp. PLC *	19,496	148,048
Aveva Group PLC	1,970	39,188
Avis Europe PLC *	71,985	100,477
Axis-Shield PLC *	6,528	44,382
Axon Group PLC	6,620	41,153
Bespak PLC	3,566	40,314
Blacks Leisure Group PLC	8,616	86,334
Bloomsbury Publishing PLC	13,378	80,134
Bodycote International	227,689	1,066,031
Bovis Homes Group PLC	20,891	310,137
BPP Holdings PLC	5,007	36,541
Braemar Seascope Group PLC	5,361	40,388
Brewin Dolphin Holdings PLC	34,659	116,458
Brit Insurance Holdings PLC	60,059	292,576
BSS Group PLC	10,970	64,189
Burberry Group PLC	122,699	975,411
Burren Energy PLC	14,820	238,915
Cambridge Antibody Technology Group PLC *	72,727	1,788,239
Capital & Regional PLC	11,844	221,484
Care UK PLC	9,522	78,161
Carillion PLC	44,876	260,509
Carpetright PLC	5,505	129,049

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Charles Taylor Consulting PLC	6,425	$45,701
Chemring Group PLC	6,339	137,056
Chloride Group	45,330	84,851
Chrysalis Group PLC	21,622	48,768
Communisis PLC	31,511	44,566
Computacenter PLC *	15,141	66,271
Cookson Group PLC	27,938	271,294
Costain Group PLC *	86,824	82,264
Countrywide PLC	28,470	263,170
Cranswick PLC	4,241	52,688
Crest Nicholson	20,276	191,269
Croda International	19,600	157,171
Dana Petroleum PLC *	9,954	207,028
Datamonitor PlC	5,458	38,546
Davis Service Group PLC	24,951	217,610
De La Rue PLC	24,672	249,272
Delta PLC	17,178	37,633
Detica Group PLC	4,935	120,066
Development Securities PLC	8,899	90,486
Devro PLC	35,231	76,206
Diploma PLC	2,935	39,610
Domestic & General Group	4,773	85,329
Domino Printing Sciences	24,282	127,604
DS Smith PLC	241,845	670,666
DTZ Holdings PLC	7,566	95,116
Electrocomponents PLC	204,824	877,564
Elementis PLC	86,991	126,649
Ennstone PLC	44,663	40,253
Enodis PLC	37,756	150,771
Enterprise PLC	9,388	74,458
Entertainment Rights PLC *	62,860	36,607
Erinaceous Group PLC	13,908	77,137
Euromoney Institutional Investor PLC	7,086	56,757
European Motor Holdings PLC	12,647	105,215
Evolution Group PLC	47,411	127,971
Expro International Group	10,227	128,474
F&C Asset Management PLC	60,938	214,052
Fenner PLC	21,742	79,889
Filtrona PLC	36,320	195,397
Findel PLC	12,673	132,726
First Choice Holidays PLC	48,309	204,300
FKI PLC	89,617	177,277
Forth Ports PLC	8,466	287,049
Fuller Smith & Turner	3,727	86,266
Galliford Try PLC	45,150	95,992
Go-Ahead Group PLC	5,758	209,283
Greene King PLC	26,500	402,958
Gyrus Group PLC *	21,670	137,715
Halfords Group PLC	22,110	121,810
Halma PLC *	53,572	195,854
Headlam Group PLC	12,544	117,925
Helical Bar PLC	14,322	99,292

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Helphire PLC	17,190	$122,035
Henderson Group PLC	150,577	211,568
Henry Boot PLC	5,236	78,892
Highway Insurance Holdings PLC	28,215	38,861
Hill & Smith Holdings PlC	10,550	46,859
Hiscox PLC	67,190	258,994
Holidaybreak PLC	3,855	47,394
Homeserve PLC	54,463	1,560,671
Homestyle Group PLC *	38,466	78,937
Hunting PLC	12,510	89,910
Intec Telecom Systems PLC *	38,573	38,508
Interserve PLC	18,083	127,038
Intertek Group PLC	21,026	272,103
Isotron PLC	3,478	38,933
ITE Group PLC	35,107	76,100
J.D. Wetherspoon PLC	21,465	170,341
James Fisher & Sons PLC	9,920	79,961
JJB Sports PLC	40,927	135,627
JKX Oil & Gas PLC	20,877	150,526
John Laing PLC	19,091	99,883
John Wood Group PLC	208,768	903,146
Johnson Service Group PLC	7,456	56,791
Keller Group PLC	9,213	98,959
Kensington Group PLC	6,762	128,763
Kier Group PLC	5,040	140,418
Kiln PLC	34,221	54,567
Laird Group PLC	28,172	203,124
Laura Ashley Holdings PLC	103,488	44,004
London Clubs International PLC *	24,431	46,748
Lookers PLC *	5,774	84,330
Low & Bonar PLC	17,040	40,875
Luminar PLC	11,233	115,049
Marshalls PLC	22,651	129,816
Marylebone Warwick Balfour Group PLC *	22,899	83,399
Matalan PLC	42,519	132,846
Mcbride PLC	15,311	50,314
McCarthy & Stone PLC	12,692	215,520
Melrose Resources PLC	6,844	44,570
Minerva PLC	16,810	79,248
Misys PLC	59,049	234,709
Mitie Group	40,564	140,049
MJ Gleeson Group PLC	10,775	78,735
Morgan Crucible Company	39,661	182,392
Morgan Sindall PLC	3,466	73,177
Morse PLC	27,374	39,727
Mothercare PLC	6,090	36,591
Mouchel Parkman PLC	15,227	101,273
MyTravel Group PLC *	65,020	284,587
N Brown Group PLC	43,809	173,323
Northgate Information Solutions PLC *	63,384	90,815
Northgate PLC	10,250	198,214
NSB Retail Systems PLC *	75,768	40,622

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Pendragon PLC	14,008	$154,736
Premier Farnell PLC	63,770	208,969
Premier Foods PLC	30,500	172,121
Premier Oil PLC *	14,615	260,063
Protherics PLC *	51,506	76,415
Psion PLC	28,332	80,663
PZ Cussons PLC	2,524	64,721
Rathbone Brothers	4,413	91,131
Redrow PLC	24,774	227,974
Regent Inns PLC *	26,754	41,424
Regus Group PLC *	127,837	258,791
Renishaw PLC	8,451	133,583
Rensburg Sheppards PLC	5,301	65,465
Restaurant Group PLC	22,118	82,906
RM PLC	11,530	34,745
Robert Walters PLC	17,462	78,770
Robert Wiseman Dairies PLC	6,778	47,993
Rotork PLC	8,580	108,657
Royalblue Group PLC	4,074	56,715
RPC Group PLC	19,953	86,318
RPS Group PLC	29,539	118,231
Sanctuary Group PLC *	41,903	15,300
Savills PLC	9,970	107,367
SDL PLC *	11,786	38,131
Senior PLC	74,731	79,096
Severfield-Rowen PLC	1,929	45,505
Shanks Group PLC	23,610	74,203
SIG PLC	15,791	256,904
Skyepharma PLC *	127,236	71,744
Soco International PLC *	8,946	226,252
Sondex PLC	7,132	36,227
Spectris PLC	18,161	205,648
Speedy Hire PLC	4,151	67,149
Spirax-Sarco Engineering PLC	18,222	306,055
SSL International PLC	27,606	151,706
ST Modwen Properties PLC	14,099	117,816
Stagecoach Group PLC	72,715	154,933
Stanley Leisure PLC	10,510	125,132
Surfcontrol PLC *	4,312	38,663
Taylor Nelson Sofres PLC	59,710	257,206
The Weir Group PLC	35,685	285,662
THUS Group PLC *	22,962	58,052
Topps Tiles PLC	48,889	200,651
TT electronics PLC	25,513	87,259
UK Coal PLC *	25,532	78,356
Ultra Electronics Holdings	8,853	158,432
Venture Production PLC *	14,570	193,133
Vernalis PLC *	60,104	77,782
Victrex PLC	6,505	92,601
Viridian Group PLC	14,126	249,794
VT Group PLC	22,913	206,295
W.H. Smith PLC	32,271	290,549

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Wellington Underwriting PLC	59,963	$96,722
Whatman PLC	20,925	122,535
Wolfson Microelectronics PLC *	11,274	93,272
Wolverhampton & Dudley Brew PLC	13,553	322,472
Woolworths Group PLC	185,655	108,117
WSP Group PLC	10,892	84,574
Xaar Plc	8,223	39,982
Xansa PLC	25,638	35,193
Yule Catto & Company PLC	110,448	464,023

		32,328,929
United States - 0.11%
Aastra Technologies, Ltd. *	4,300	134,631
Stratos Global Corp. *	6,300	34,466
Van Houtte, Inc.	1,989	33,108

		202,205

TOTAL COMMON STOCKS (Cost $185,448,200)		$176,992,107

PREFERRED STOCKS - 0.54%

Brazil - 0.20%
Centrais Eletricas de Santa Catarina S.A.	37,000	26,825
Confab Industrial S.A.	22,000	42,771
Klabin SA, ADR	39,000	91,309
Net Servicos de Comunicacao SA *	79,700	43,061
Sadia SA, ADR	34,000	90,279
Suzano Bahia Sul Papel e Celulose SA *	10,000	58,786

		353,031
Germany - 0.34%
Hugo Boss AG (a)	14,399	606,825

TOTAL PREFERRED STOCKS (Cost $1,021,289)		$959,856

SHORT TERM INVESTMENTS - 12.85%
State Street Navigator Securities Lending Prime Portfolio (c)	$23,008,297	$23,008,297

TOTAL SHORT TERM INVESTMENTS
(Cost $23,008,297)		$23,008,297

REPURCHASE AGREEMENTS - 3.72%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $6,670,195 on 07/03/2006, collateralized by $6,805,000 Federal Home Loan Mortgage Corp., 6.00% due 06/27/2011 (valued at $6,805,000, including interest) (c)	$6,668,000	$6,668,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,668,000)		$6,668,000

Total Investments (International Small Company Trust) (Cost $216,145,786) - 115.93%		$207,628,260
Liabilities in Excess of Other Assets - (15.93)%		(28,527,024)

TOTAL NET ASSETS - 100.00%		$179,101,236

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Building Materials & Construction	6.74%

Banking	5.65%

Paper	4.68%

Industrial Machinery	4.39%

Food & Beverages	4.37%

International Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.95%

Australia - 1.77%
National Australia Bank, Ltd. (a)	656,044	$17,121,114
Qantas Airways, Ltd., ADR	3,093,321	6,796,212

		23,917,326
Belgium - 2.34%
Agfa Gevaert NV (a)	968,148	23,431,595
Belgacom SA	247,780	8,210,109

		31,641,704
Canada - 1.42%
Domtar, Inc. (a)	1,668,140	10,308,058
Quebecor World, Inc. (a)	800,800	8,905,758

		19,213,816
Cayman Islands - 1.37%
ACE, Ltd.	219,152	11,086,900
XL Capital, Ltd., Class A (a)	121,611	7,454,754

		18,541,654
China - 0.91%
China Telecom Corp., Ltd.	37,744,427	12,270,462

Denmark - 1.93%
Vestas Wind Systems AS * (a)	952,174	26,018,580

Finland - 2.33%
Stora Enso Oyj, R Shares	982,771	13,713,715
UPM-Kymmene Oyj	825,274	17,769,622

		31,483,337
France - 7.11%
Arkema *	6,623	258,212
AXA Group (a)	543,781	17,830,389
France Telecom SA (a)	1,209,746	25,986,156
Sanofi-Aventis (a)	254,603	24,823,796
Thomson SA * (a)	582,900	9,631,030
Total SA (a)	264,956	17,419,644

		95,949,227
Germany - 5.79%
Bayerische Motoren Werke (BMW) AG	266,176	13,285,603
Deutsche Post AG (a)	639,141	17,118,594
E.ON AG (a)	73,797	8,489,026

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Muenchener Rueckversicherungs- Gesellschaft AG	150,084	$20,484,551
Siemens AG	216,311	18,804,388

		78,182,162
Hong Kong - 1.76%
Cheung Kong Holdings, Ltd.	667	7,231
Hutchison Whampoa, Ltd. (a)	2,602,031	23,718,784

		23,726,015
Israel - 1.52%
Check Point Software Technologies, Ltd., ADR *	1,169,621	20,561,937

Italy - 2.45%
Eni SpA (a)	683,757	20,122,218
UniCredito Italiano SpA (a)	1,655,043	12,943,176

		33,065,394
Japan - 5.21%
KDDI Corp.	2,637	16,189,782
Konica Minolta Holdings, Inc.	1,521,538	19,201,104
Sony Corp. (a)	460,404	20,305,141
Takeda Pharmaceutical Company, Ltd.	234,316	14,569,931

		70,265,958
Mexico - 0.66%
Telefonos de Mexico SA de CV, Class L, ADR	428,044	8,916,156

Netherlands - 6.56%
ING Groep NV	666,602	26,176,363
Koninklijke (Royal) Philips Electronics NV	545,165	17,018,903
Reed Elsevier NV	1,885,294	28,331,303
Royal Dutch Shell PLC, B Shares	487,596	17,046,290

		88,572,859
Norway - 3.45%
Norske Skogindustrier ASA (a)	1,008,948	14,787,543
Telenor ASA (a)	2,628,775	31,772,713

		46,560,256
Portugal - 0.46%
Portugal Telecom, SGPS, SA	510,560	6,158,840

Singapore - 1.86%
Flextronics International, Ltd. * (a)	790,290	8,392,880
Venture Corp., Ltd. (a)	2,500,311	16,737,162

		25,130,042
South Africa - 0.63%
Sappi, Ltd.	693,225	8,535,871

South Korea - 4.18%
Kookmin Bank, ADR	137,767	11,442,927
KT Corp., Sponsored ADR (a)	323,078	6,930,023
Samsung Electronics Company, Ltd.	39,767	25,274,836
SK Telecom Company, Ltd., ADR	545,535	12,776,430

		56,424,216
Spain - 4.83%
Banco Santander Central Hispano SA (a)	494,535	7,216,777
Gamesa Corporation Tecno SA (a)	839,771	17,985,190

International Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Iberdrola SA (a)	230,448	$7,930,296
Repsol SA (a)	734,620	21,018,270
Telefonica SA	665,495	11,072,251

		65,222,784
Sweden - 0.68%
Securitas AB, B Shares (a)	479,401	9,169,670

Switzerland - 3.00%
Nestle SA	52,771	16,544,119
Swiss Re	237,781	16,588,469
UBS AG	67,899	7,428,229

		40,560,817
Taiwan - 5.40%
Chunghwa Telecom Company, Ltd., ADR	655,128	12,100,214
Compal Electronics, Inc., GDR	432,708	2,120,269
Compal Electronics, Inc.	11,511,600	10,989,000
Lite-On Technology Corp.	12,755,960	18,895,821
Mega Financial Holding Company, Ltd.	38,868,000	28,758,202

		72,863,506
United Kingdom - 26.33%
Amvescap PLC	535,954	4,907,160
Aviva PLC	472,440	6,686,057
BAE Systems PLC	849,301	5,805,612
BBA Group PLC	1,448,660	7,077,171
Boots Group PLC	1,258,807	17,907,954
BP PLC	1,768,695	20,616,562
British Sky Broadcasting Group PLC	2,637,473	27,964,023
Centrica PLC	3,071,320	16,196,789
Compass Group PLC	10,062,167	48,784,877
GlaxoSmithKline PLC	659,224	18,415,168
Group 4 Securicor PLC	4,505,690	13,973,398
HSBC Holdings PLC	1,323,510	23,281,675
Morrison W Supermarket	5,064,543	18,211,179
Old Mutual PLC	2,760,740	8,332,146
Pearson PLC	1,110,461	15,120,086
Rentokil Initial PLC (a)	4,688,638	13,522,267
Royal Bank of Scotland Group PLC	981,881	32,275,190
Tesco PLC	1,724,810	10,650,400
Unilever PLC	718,800	16,159,200
Vodafone Group PLC	13,897,134	29,610,407

		355,497,321

TOTAL COMMON STOCKS (Cost $1,111,530,461)		$1,268,449,910

RIGHTS - 0.03%

France - 0.03%
AXA SA	515,910	435,109

TOTAL RIGHTS (Cost $0)		$435,109

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 17.29%
State Street Navigator Securities Lending Prime Portfolio (c)	$233,364,505	$233,364,505

TOTAL SHORT TERM INVESTMENTS (Cost $233,364,505)		$233,364,505

REPURCHASE AGREEMENTS - 3.70%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $49,912,424 on 07/03/2006, collateralized by $50,895,000 Federal National Mortgage Association, 5.50% due 05/29/2009 (valued at $50,895,000, including interest) (c)	$49,896,000	$49,896,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,896,000)		$49,896,000

Total Investments (International Value Trust) (Cost $1,394,790,966) - 114.97%		$1,552,145,524
Liabilities in Excess of Other Assets - (14.97)%		(202,092,253)

TOTAL NET ASSETS - 100.00%		$1,350,053,271

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Telecommunications Equipment & Services	9.43%

Insurance	8.49%

Electronics	8.41%

Banking	6.55%

Food & Beverages	6.04%

Large Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.70%

Advertising - 2.16%
Omnicom Group, Inc.	39,225	$3,494,555

Aerospace - 1.16%
Lockheed Martin Corp.	5,812	416,953
Northrop Grumman Corp.	22,635	1,449,998

		1,866,951
Auto Parts - 2.49%
BorgWarner, Inc.	16,531	1,076,168
Johnson Controls, Inc.	35,773	2,941,256

		4,017,424
Banking - 5.01%
Fifth Third Bancorp. (a)	81,405	3,007,915
Wells Fargo Company	75,761	5,082,048

		8,089,963
Biotechnology - 2.21%
Cephalon, Inc. * (a)	14,997	901,320

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Genzyme Corp. *	43,598	$2,661,658

		3,562,978
Broadcasting - 1.11%
News Corp.	64,500	1,237,110
Univision Communications, Inc., Class A *	16,745	560,957

		1,798,067
Building Materials & Construction - 2.21%
Masco Corp.	120,422	3,569,308

Business Services - 2.77%
Accenture, Ltd., Class A	42,530	1,204,449
Cendant Corp.	65,586	1,068,396
H & R Block, Inc. (a)	35,500	847,030
R.H. Donnelley Corp. * (a)	25,210	1,363,105

		4,482,980

Cable and Television - 1.23%
DIRECTV Group, Inc. *	120,291	1,984,801

Computers & Business Equipment - 1.09%
Dell, Inc. *	72,400	1,767,284

Crude Petroleum & Natural Gas - 1.78%
EOG Resources, Inc.	4,800	332,832
Marathon Oil Corp.	30,531	2,543,232

		2,876,064
Drugs & Health Care - 3.01%
Wyeth	109,482	4,862,096

Electrical Utilities - 4.11%
American Electric Power Company, Inc.	37,157	1,272,627
Exelon Corp.	75,387	4,284,243
Northeast Utilities	19,300	398,931
Pepco Holdings, Inc.	29,119	686,626

		6,642,427
Energy - 0.99%
Sempra Energy	35,286	1,604,807

Financial Services - 14.29%
Citigroup, Inc.	146,266	7,055,872
Federal Home Loan Mortgage Corp.	38,555	2,198,021
JPMorgan Chase & Company	72,701	3,053,442
Mellon Financial Corp.	85,568	2,946,106
Morgan Stanley	87,887	5,555,337
PNC Financial Services Group, Inc.	32,396	2,273,227

		23,082,005
Food & Beverages - 0.92%
Sysco Corp.	48,800	1,491,328

Gas & Pipeline Utilities - 0.60%
NiSource, Inc.	44,402	969,740

Healthcare Products - 3.43%
Boston Scientific Corp. *	33,400	562,456
Johnson & Johnson	57,792	3,462,896

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Medtronic, Inc.	32,466	$1,523,305

		5,548,657
Healthcare Services - 4.03%
Healthsouth Corp. * (a)	18,111	69,727
Medco Health Solutions, Inc. *	35,850	2,053,488
UnitedHealth Group, Inc.	76,457	3,423,745
Wellpoint, Inc. *	13,361	972,280

		6,519,240
Insurance - 4.19%
Allstate Corp.	29,100	1,592,643
American International Group, Inc.	58,832	3,474,030
Hartford Financial Services Group, Inc.	20,062	1,697,245

		6,763,918
International Oil - 0.93%
Exxon Mobil Corp.	24,531	1,504,977

Internet Retail - 0.34%
Expedia, Inc. * (a)	37,049	554,624

Internet Service Provider - 0.27%
Salesforce.Com, Inc. * (a)	16,500	439,890

Internet Software - 1.17%
Symantec Corp. *	121,315	1,885,235

Leisure Time - 1.60%
Carnival Corp.	61,901	2,583,748

Life Sciences - 0.91%
Waters Corp. *	33,155	1,472,082

Liquor - 0.74%
Anheuser-Busch Companies, Inc.	26,100	1,189,899

Manufacturing - 2.96%
Harley-Davidson, Inc. (a)	26,900	1,476,541
Illinois Tool Works, Inc.	69,552	3,303,720

		4,780,261
Petroleum Services - 2.35%
Baker Hughes, Inc.	15,172	1,241,828
ENSCO International, Inc.	15,500	713,310
GlobalSantaFe Corp.	32,000	1,848,000

		3,803,138
Pharmaceuticals - 4.64%
Allergan, Inc.	35,937	3,854,602
Bristol-Myers Squibb Company	85,801	2,218,814
Caremark Rx, Inc.	28,587	1,425,634

		7,499,050
Railroads & Equipment - 1.92%
Burlington Northern Santa Fe Corp.	39,150	3,102,637

Retail Grocery - 1.43%
The Kroger Company	105,602	2,308,460

Retail Trade - 3.25%
Costco Wholesale Corp.	51,710	2,954,192

Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Kohl’s Corp. *	38,795	$2,293,561

		5,247,753
Semiconductors - 2.66%
Analog Devices, Inc.	40,600	1,304,884
Intel Corp.	115,600	2,190,620
Xilinx, Inc.	35,209	797,484

		4,292,988
Software - 6.17%
Mercury Interactive Corp. * (a)	34,776	1,216,117
Microsoft Corp.	240,111	5,594,586
Oracle Corp. *	218,015	3,159,037

		9,969,740
Telecommunications Equipment & Services - 0.24%
Embarq Corp. *	9,541	391,086

Telephone - 3.64%
AT&T, Inc.	74,026	2,064,585
Sprint Corp.	190,838	3,814,852

		5,879,437
Trucking & Freight - 1.69%
Fedex Corp.	23,417	2,736,511

TOTAL COMMON STOCKS (Cost $147,866,201)		$154,636,109

SHORT TERM INVESTMENTS - 4.93%
State Street Navigator Securities Lending Prime Portfolio (c)	$7,675,077	$7,675,077
U.S. Treasury Bills zero coupon due 07/06/2006	300,000	299,836

TOTAL SHORT TERM INVESTMENTS (Cost $7,974,027)		$7,974,913

REPURCHASE AGREEMENTS - 4.15%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $6,707,207 on 07/03/2006, collateralized by $7,455,000 Federal National Mortgage Association, 5.55% due 07/10/2028 (valued at $6,842,035, including interest) (c)	$6,705,000	$6,705,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,705,000)		$6,705,000

Total Investments (Large Cap Trust) (Cost $162,545,228) - 104.78%		$169,316,022
Liabilities in Excess of Other Assets - (4.78)%		(7,730,765)

TOTAL NET ASSETS - 100.00%		$161,585,257

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.21%

Aerospace - 4.06%
General Dynamics Corp.	69,000	$4,516,740
Lockheed Martin Corp.	30,480	2,186,635
Northrop Grumman Corp.	57,000	3,651,420
Raytheon Company	77,000	3,431,890

		13,786,685
Agriculture - 1.42%
Archer-Daniels-Midland Company	117,000	4,829,760

Apparel & Textiles - 0.66%
Jones Apparel Group, Inc.	40,000	1,271,600
Polo Ralph Lauren Corp., Class A	18,000	988,200

		2,259,800
Auto Services - 0.11%
AutoNation, Inc. * (a)	17,000	364,480

Banking - 1.50%
Bank of America Corp.	106,000	5,098,600

Broadcasting - 0.40%
Univision Communications, Inc., Class A *	41,000	1,373,500

Business Services - 1.35%
Cadence Design Systems, Inc. *	10,000	171,500
Computer Sciences Corp. *	34,000	1,646,960
Convergys Corp. *	42,000	819,000
NCR Corp. *	53,546	1,961,925

		4,599,385
Cable and Television - 0.20%
DIRECTV Group, Inc. * (a)	41,000	676,500

Cellular Communications - 1.12%
Motorola, Inc.	189,000	3,808,350

Chemicals - 0.65%
Eastman Chemical Company	41,000	2,214,000

Computers & Business Equipment - 3.78%
Hewlett-Packard Company	248,000	7,856,640
International Business Machines Corp.	56,000	4,301,920
Sybase, Inc. *	35,423	687,206

		12,845,766
Construction Materials - 0.14%
Louisiana-Pacific Corp.	22,000	481,800

Crude Petroleum & Natural Gas - 6.84%
Apache Corp.	50,000	3,412,500
Devon Energy Corp.	86,000	5,195,260
Marathon Oil Corp.	64,000	5,331,200
Occidental Petroleum Corp.	57,000	5,845,350
Sunoco, Inc.	50,000	3,464,500

		23,248,810
Electrical Utilities - 0.46%
Alliant Corp. (a)	46,000	1,577,800

Electronics - 1.91%
Agilent Technologies, Inc. *	75,000	2,367,000
Sanmina-SCI Corp. *	366,000	1,683,600

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Solectron Corp. *	709,000	$2,424,780

		6,475,380
Financial Services - 16.35%
Bear Stearns Companies, Inc.	26,000	3,642,080
CIT Group, Inc.	72,000	3,764,880
Citigroup, Inc.	150,000	7,236,000
Countrywide Financial Corp.	103,000	3,922,240
E*TRADE Financial Corp. *	159,000	3,628,380
Goldman Sachs Group, Inc.	40,000	6,017,200
Janus Capital Group, Inc.	103,000	1,843,700
JPMorgan Chase & Company	263,000	11,046,000
Lehman Brothers Holdings, Inc.	80,000	5,212,000
Morgan Stanley	86,000	5,436,060
State Street Corp. (c)	66,000	3,833,940

		55,582,480
Food & Beverages - 0.58%
Del Monte Foods Company	91,000	1,021,930
Pepsi Bottling Group, Inc.	30,000	964,500

		1,986,430
Healthcare Products - 0.33%
Becton, Dickinson & Company	18,124	1,107,920

Healthcare Services - 3.88%
Cardinal Health, Inc.	42,000	2,701,860
Health Net, Inc. *	26,000	1,174,420
Humana, Inc. *	66,000	3,544,200
McKesson Corp.	51,074	2,414,779
Wellpoint, Inc. *	46,000	3,347,420

		13,182,679
Insurance - 9.42%
Aetna, Inc.	85,000	3,394,050
Ambac Financial Group, Inc.	46,000	3,730,600
American Financial Group, Inc. (a)	7,414	318,061
CNA Financial Corp. * (a)	11,000	362,560
Hartford Financial Services Group, Inc.	34,000	2,876,400
MGIC Investment Corp.	55,000	3,575,000
PMI Group, Inc. (a)	64,000	2,853,120
Principal Financial Group, Inc. (a)	66,000	3,672,900
Prudential Financial, Inc.	47,000	3,651,900
SAFECO Corp.	40,000	2,254,000
St. Paul Travelers Companies, Inc.	69,000	3,076,020
UnumProvident Corp. (a)	124,000	2,248,120

		32,012,731
International Oil - 14.74%
Anadarko Petroleum Corp.	96,000	4,578,240
ChevronTexaco Corp.	55,000	3,413,300
ConocoPhillips	136,000	8,912,080
Exxon Mobil Corp.	383,000	23,497,050
Hess Corp.	84,000	4,439,400
Kerr-McGee Corp.	76,000	5,270,600

		50,110,670

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Internet Software - 1.11%
Checkfree Corp. *	46,000	$2,279,760
McAfee, Inc. *	62,000	1,504,740

		3,784,500
Leisure Time - 1.67%
Walt Disney Company	189,000	5,670,000

Manufacturing - 3.34%
Honeywell International, Inc.	125,000	5,037,500
Illinois Tool Works, Inc.	68,000	3,230,000
SPX Corp.	55,000	3,077,250

		11,344,750
Metal & Metal Products - 0.17%
Precision Castparts Corp.	9,886	590,787

Mining - 1.11%
Phelps Dodge Corp.	46,000	3,779,360

Petroleum Services - 2.58%
Tesoro Petroleum Corp.	39,000	2,900,040
Valero Energy Corp.	88,000	5,853,760

		8,753,800
Pharmaceuticals - 6.56%
AmerisourceBergen Corp.	58,000	2,431,360
Caremark Rx, Inc.	70,000	3,490,900
Merck & Company, Inc.	180,000	6,557,400
Mylan Laboratories, Inc. (a)	147,000	2,940,000
Pfizer, Inc.	293,000	6,876,710

		22,296,370
Railroads & Equipment - 1.05%
Norfolk Southern Corp.	67,000	3,565,740

Retail Trade - 2.80%
AnnTaylor Stores Corp. * (a)	48,000	2,082,240
Circuit City Stores, Inc.	14,000	381,080
Dollar Tree Stores, Inc. *	58,000	1,537,000
J.C. Penney Company, Inc.	51,000	3,443,010
Nordstrom, Inc. (a)	56,841	2,074,697

		9,518,027
Semiconductors - 2.01%
Advanced Micro Devices, Inc. * (a)	108,000	2,637,360
Intersil Corp., Class A	14,828	344,751
Micron Technology, Inc. *	226,000	3,403,560
QLogic Corp. *	26,000	448,240

		6,833,911
Software - 0.96%
BMC Software, Inc. *	57,665	1,378,194
Compuware Corp. *	279,000	1,869,300

		3,247,494
Steel - 2.54%
Nucor Corp.	84,000	4,557,000
United States Steel Corp.	58,000	4,066,960

		8,623,960

Large Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment & Services - 1.13%
Avaya, Inc. * (a)	281,000	$3,209,020
Citizens Communications Company	49,000	639,450

		3,848,470
Telephone - 1.12%
Qwest Communications International, Inc. * (a)	469,000	3,794,210

Travel Services - 0.16%
Sabre Holdings Corp.	24,980	549,560

TOTAL COMMON STOCKS (Cost $302,307,901)		$333,824,465

SHORT TERM INVESTMENTS - 5.04%
State Street Navigator Securities Lending Prime Portfolio (c)	$17,147,453	$17,147,453

TOTAL SHORT TERM INVESTMENTS (Cost $17,147,453)		$17,147,453

REPURCHASE AGREEMENTS - 1.74%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $5,908,944 on 07/01/2006, collateralized by $6,120,000 Federal Home Loan Bank, 4.25% due 04/16/2017 (valued at $6,028,200, including interest) (c)	$5,907,000	$5,907,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,907,000)		$5,907,000

Total Investments (Large Cap Value Trust) (Cost $325,362,354) - 104.99%		$356,878,918
Liabilities in Excess of Other Assets - (4.99)%		(16,953,953)

TOTAL NET ASSETS - 100.00%		$339,924,965

Managed Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 61.21%

Advertising - 0.04%
Omnicom Group, Inc.	6,900	$614,721

Aerospace - 0.69%
Boeing Company	38,800	3,178,108
General Dynamics Corp.	29,800	1,950,708
Goodrich Corp.	27,300	1,099,917
Northrop Grumman Corp.	57,300	3,670,638
Raytheon Company	10,900	485,813
United Technologies Corp.	27,400	1,737,708

		12,122,892

Agriculture - 0.22%
Archer-Daniels-Midland Company	91,100	3,760,608

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aluminum - 0.20%
Alcoa, Inc.	106,800	$3,456,048

Apparel & Textiles - 0.39%
Cintas Corp.	2,600	103,376
Jones Apparel Group, Inc.	41,600	1,322,464
Liz Claiborne, Inc.	55,800	2,067,948
Mohawk Industries, Inc. * (a)	27,800	1,955,730
VF Corp.	21,000	1,426,320

		6,875,838
Auto Parts - 0.35%
AutoZone, Inc. *	28,200	2,487,240
Johnson Controls, Inc.	45,100	3,708,122

		6,195,362
Auto Services - 0.16%
AutoNation, Inc. *	133,800	2,868,672

Automobiles - 0.34%
Ford Motor Company (a)	578,200	4,006,926
PACCAR, Inc.	23,600	1,944,168

		5,951,094
Banking - 1.94%
Bank of America Corp.	164,384	7,906,870
Bank of New York Company, Inc.	38,700	1,246,140
BB&T Corp. (a)	50,700	2,108,613
Comerica, Inc.	46,200	2,401,938
Fifth Third Bancorp. (a)	16,800	620,760
Golden West Financial Corp.	7,300	541,660
Huntington Bancshares, Inc.	9,100	214,578
KeyCorp	15,800	563,744
National City Corp.	178,800	6,470,772
Northern Trust Corp.	28,700	1,587,110
US Bancorp	27,900	861,552
Washington Mutual, Inc. (a)	206,176	9,397,502

		33,921,239
Biotechnology - 0.57%
Amgen, Inc. *	44,000	2,870,120
Applera Corp.	59,800	1,934,530
Biogen Idec, Inc. *	4,700	217,751
Genentech, Inc. *	61,600	5,038,880

		10,061,281

Building Materials & Construction - 0.14%
American Standard Companies, Inc.	33,600	1,453,872
Masco Corp.	35,300	1,046,292

		2,500,164

Business Services - 1.41%
Affiliated Computer Services, Inc., Class A *	35,200	1,816,672
Computer Sciences Corp. *	32,600	1,579,144
DST Systems, Inc. * (a)	14,400	856,800
Electronic Data Systems Corp.	53,400	1,284,804
Equifax, Inc.	14,800	508,232
First Data Corp.	116,400	5,242,656
Fluor Corp.	2,400	223,032

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Global Payments, Inc.	2,400	$116,520
H & R Block, Inc. (a)	9,100	217,126
Jacobs Engineering Group, Inc. *	7,500	597,300
Manpower, Inc.	26,800	1,731,280
Moody’s Corp.	96,200	5,239,052
Paychex, Inc.	53,700	2,093,226
Pitney Bowes, Inc.	51,200	2,114,560
Robert Half International, Inc.	24,900	1,045,800

		24,666,204
Cellular Communications - 1.14%
Motorola, Inc.	314,500	6,337,175
QUALCOMM, Inc.	340,200	13,631,814

		19,968,989
Chemicals - 0.06%
E.I. Du Pont De Nemours & Company	26,500	1,102,400

Computers & Business Equipment - 2.12%
Apple Computer, Inc. *	2,000	114,240
CDW Corp.	12,700	694,055
Dell, Inc. *	433,900	10,591,499
Diebold, Inc.	6,200	251,844
Hewlett-Packard Company	630,300	19,967,904
International Business Machines Corp.	44,100	3,387,762
Lexmark International, Inc. *	38,900	2,171,787

		37,179,091
Construction Materials - 0.13%
Martin Marietta Materials, Inc.	16,400	1,494,860
Vulcan Materials Company	9,700	756,600

		2,251,460
Cosmetics & Toiletries - 0.19%
Colgate-Palmolive Company	43,500	2,605,650
Kimberly-Clark Corp.	11,500	709,550

		3,315,200
Crude Petroleum & Natural Gas - 1.02%
Apache Corp.	28,100	1,917,825
Devon Energy Corp.	50,300	3,038,623
Marathon Oil Corp.	55,400	4,614,820
Occidental Petroleum Corp.	53,100	5,445,405
Sunoco, Inc.	41,600	2,882,464

		17,899,137
Drugs & Health Care - 0.21%
Wyeth	83,200	3,694,912

Electrical Equipment - 0.46%
American Power Conversion Corp.	1,300	25,337
Emerson Electric Company	94,900	7,953,569

		7,978,906
Electrical Utilities - 0.31%
CenterPoint Energy, Inc. (a)	87,000	1,087,500
Edison International	41,200	1,606,800

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
FirstEnergy Corp.	50,300	$2,726,763

		5,421,063
Electronics - 0.32%
Agilent Technologies, Inc. *	99,800	3,149,688
Arrow Electronics, Inc. *	31,900	1,027,180
Harman International Industries, Inc.	1,300	110,981
Jabil Circuit, Inc.	33,400	855,040
Thermo Electron Corp. *	12,100	438,504

		5,581,393
Energy - 0.02%
TXU Corp.	6,300	376,677

Financial Services - 6.47%
Bear Stearns Companies, Inc.	15,400	2,157,232
Charles Schwab Corp.	324,000	5,177,520
CIT Group, Inc.	25,600	1,338,624
Citigroup, Inc.	492,000	23,734,080
E*TRADE Financial Corp. *	105,000	2,396,100
Federal Home Loan Mortgage Corp.	75,100	4,281,451
Federal National Mortgage Association	389,400	18,730,140
Federated Investors, Inc., Class B	31,900	1,004,850
Fiserv, Inc. *	19,400	879,984
Franklin Resources, Inc.	6,200	538,222
Goldman Sachs Group, Inc.	67,100	10,093,853
Janus Capital Group, Inc.	6,000	107,400
Jefferies Group, Inc.	3,800	112,594
JPMorgan Chase & Company	281,700	11,831,400
Legg Mason, Inc.	3,400	338,368
Lehman Brothers Holdings, Inc.	94,500	6,156,675
Mellon Financial Corp.	82,200	2,830,146
Merrill Lynch & Company, Inc.	135,900	9,453,204
Morgan Stanley	52,000	3,286,920
PNC Financial Services Group, Inc.	64,100	4,497,897
State Street Corp. (c)	55,400	3,218,186
Student Loan Corp. (a)	200	40,400
TD Ameritrade Holding Corp. *	76,700	1,135,927

		113,341,173
Food & Beverages - 2.22%
Dean Foods Company *	51,200	1,904,128
Kraft Foods, Inc., Class A (a)	33,600	1,038,240
Pepsi Bottling Group, Inc.	33,300	1,070,595
PepsiCo, Inc.	53,900	3,236,156
Sara Lee Corp.	126,200	2,021,724
Starbucks Corp. *	270,900	10,229,184
Sysco Corp.	68,800	2,102,528
The Coca-Cola Company	359,000	15,444,180
Tyson Foods, Inc., Class A (a)	128,200	1,905,052

		38,951,787
Gas & Pipeline Utilities - 0.04%
Questar Corp.	7,900	635,871

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 0.81%
Baxter International, Inc.	14,900	$547,724
Becton, Dickinson & Company	1,700	103,921
Biomet, Inc.	3,000	93,870
Johnson & Johnson	182,600	10,941,392
Medtronic, Inc.	10,200	478,584
St. Jude Medical, Inc. *	5,600	181,552
Stryker Corp.	17,000	715,870
Varian Medical Systems, Inc. *	23,600	1,117,460

		14,180,373
Healthcare Services - 3.30%
Cardinal Health, Inc.	126,300	8,124,879
Coventry Health Care, Inc. *	6,400	351,616
Express Scripts, Inc. *	113,000	8,106,620
Health Net, Inc. *	38,000	1,716,460
Humana, Inc. *	7,700	413,490
Lincare Holdings, Inc. *	44,600	1,687,664
McKesson Corp.	235,000	11,110,800
Omnicare, Inc. (a)	8,200	388,844
Quest Diagnostics, Inc.	36,900	2,211,048
UnitedHealth Group, Inc.	519,600	23,267,688
Weight Watchers International, Inc. (a)	6,200	253,518
Wellpoint, Inc. *	1,526	111,047

		57,743,674
Holdings Companies/Conglomerates - 0.77%
General Electric Company	271,200	8,938,752
Loews Corp.	106,800	3,786,060
Textron, Inc.	8,200	755,876

		13,480,688
Homebuilders - 0.39%
Centex Corp.	35,700	1,795,710
D.R. Horton, Inc.	20,900	497,838
KB Home	22,400	1,027,040
Lennar Corp., Class A	40,000	1,774,800
NVR, Inc. * (a)	1,100	540,375
Pulte Homes, Inc.	39,200	1,128,568

		6,764,331
Hotels & Restaurants - 0.35%
Brinker International, Inc.	2,800	101,640
Darden Restaurants, Inc.	48,700	1,918,780
McDonald’s Corp.	38,600	1,296,960
Wendy’s International, Inc.	33,000	1,923,570
Yum! Brands, Inc.	17,100	859,617

		6,100,567
Household Appliances - 0.29%
Whirlpool Corp. (a)	61,500	5,082,975

Household Products - 0.08%
Newell Rubbermaid, Inc.	55,200	1,425,816

Industrial Machinery - 0.79%
Caterpillar, Inc.	81,600	6,077,568
Cummins, Inc.	6,900	843,525

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Deere & Company	15,800	$1,319,142
Dover Corp.	7,100	350,953
ITT Industries, Inc.	26,200	1,296,900
Parker-Hannifin Corp.	18,100	1,404,560
Terex Corp. *	6,400	631,680
W.W. Grainger, Inc.	25,300	1,903,319

		13,827,647

Industrials - 0.09%
Fastenal Company	37,300	1,502,817

Insurance - 5.41%
Aetna, Inc.	51,100	2,040,423
AFLAC, Inc.	223,400	10,354,590
Allstate Corp.	29,200	1,598,116
Ambac Financial Group, Inc.	38,600	3,130,460
American International Group, Inc.	351,500	20,756,075
Aon Corp.	127,900	4,453,478
Brown & Brown, Inc. (a)	25,800	753,876
Chubb Corp.	53,000	2,644,700
CIGNA Corp.	33,400	3,290,234
Fidelity National Financial, Inc.	75,400	2,936,830
First American Corp.	8,100	342,387
Hartford Financial Services Group, Inc.	11,800	998,280
Lincoln National Corp.	51,200	2,889,728
Marsh & McLennan Companies, Inc.	47,400	1,274,586
MBIA, Inc.	25,900	1,516,445
MetLife, Inc.	49,300	2,524,653
MGIC Investment Corp. (a)	34,900	2,268,500
Old Republic International Corp.	75,250	1,608,093
PMI Group, Inc. (a)	46,500	2,072,970
Principal Financial Group, Inc. (a)	28,300	1,574,895
Progressive Corp.	311,200	8,000,952
Prudential Financial, Inc.	31,600	2,455,320
Radian Group, Inc.	32,400	2,001,672
St. Paul Travelers Companies, Inc.	114,300	5,095,494
TorchmarK Corp.	47,400	2,878,128
UnumProvident Corp.	145,500	2,637,915
W.R. Berkley Corp.	79,300	2,706,509

		94,805,309
International Oil - 1.25%
Anadarko Petroleum Corp.	141,000	6,724,290
ChevronTexaco Corp.	9,900	614,394
ConocoPhillips	80,852	5,298,232
Exxon Mobil Corp.	120,700	7,404,945
Hess Corp. (a)	34,800	1,839,180

		21,881,041
Internet Service Provider - 0.14%
Google, Inc., Class A *	6,000	2,515,980

Leisure Time - 0.17%
International Game Technology, Inc.	75,800	2,875,852

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Walt Disney Company	3,600	$108,000

		2,983,852
Liquor - 0.16%
Anheuser-Busch Companies, Inc.	31,400	1,431,526
Brown Forman Corp., Class B	18,100	1,293,245

		2,724,771
Manufacturing - 0.82%
Danaher Corp.	60,700	3,904,224
Eaton Corp.	22,700	1,711,580
Harley-Davidson, Inc. (a)	55,000	3,018,950
Illinois Tool Works, Inc.	91,000	4,322,500
Rockwell Automation, Inc.	20,400	1,469,004

		14,426,258
Office Furnishings & Supplies - 0.33%
Avery Dennison Corp.	3,900	226,434
Office Depot, Inc. *	147,700	5,612,600

		5,839,034
Paper - 0.05%
International Paper Company	13,700	442,510
Temple-Inland, Inc.	8,600	368,682

		811,192
Petroleum Services - 0.29%
Baker Hughes, Inc.	47,400	3,879,690
BJ Services Company	31,100	1,158,786
Halliburton Company	1,500	111,315

		5,149,791
Pharmaceuticals - 7.07%
Abbott Laboratories	73,300	3,196,613
Allergan, Inc.	39,000	4,183,140
AmerisourceBergen Corp.	147,800	6,195,776
Barr Pharmaceuticals, Inc. *	24,000	1,144,560
Bristol-Myers Squibb Company	268,800	6,951,168
Caremark Rx, Inc.	58,000	2,892,460
Endo Pharmaceutical Holdings, Inc. *	3,700	122,026
Forest Laboratories, Inc. *	240,400	9,301,076
King Pharmaceuticals, Inc. *	115,000	1,955,000
Merck & Company, Inc.	1,104,700	40,244,221
Pfizer, Inc.	2,033,100	47,716,857

		123,902,897
Photography - 0.11%
Eastman Kodak Company (a)	79,300	1,885,754

Publishing - 0.15%
Gannett Company, Inc.	45,600	2,550,408

Railroads & Equipment - 0.58%
Burlington Northern Santa Fe Corp.	66,200	5,246,350
Norfolk Southern Corp.	22,300	1,186,806
Union Pacific Corp.	40,400	3,755,584

		10,188,740

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 1.10%
Safeway, Inc.	241,300	$6,273,800
SUPERVALU, Inc.	83,409	2,560,650
The Kroger Company	465,500	10,175,830
Whole Foods Market, Inc.	3,700	239,168

		19,249,448
Retail Trade - 7.69%
Abercrombie & Fitch Company, Class A	13,500	748,305
Advance Auto Parts, Inc.	39,600	1,144,440
Bed Bath & Beyond, Inc. *	123,700	4,103,129
Best Buy Company, Inc.	48,100	2,637,804
Chico’s FAS, Inc. *	61,600	1,661,968
Circuit City Stores, Inc. (a)	13,200	359,304
Costco Wholesale Corp.	65,600	3,747,728
Dollar General Corp.	105,600	1,476,288
Family Dollar Stores, Inc.	33,000	806,190
Home Depot, Inc.	1,026,800	36,749,172
Limited Brands, Inc.	4,100	104,919
Lowe’s Companies, Inc.	466,800	28,320,756
Nordstrom, Inc.	34,700	1,266,550
Ross Stores, Inc.	40,300	1,130,415
Staples, Inc.	132,700	3,227,264
The TJX Companies, Inc.	139,900	3,198,114
Tiffany & Company	34,100	1,125,982
Walgreen Company	257,000	11,523,880
Wal-Mart Stores, Inc.	649,700	31,296,049
Williams-Sonoma, Inc. (a)	3,000	102,150

		134,730,407
Sanitary Services - 0.12%
Waste Management, Inc.	59,800	2,145,624

Semiconductors - 1.02%
Applied Materials, Inc.	75,800	1,234,024
Broadcom Corp., Class A *	56,100	1,685,805
Intel Corp.	294,300	5,576,985
Microchip Technology, Inc.	23,900	801,845
National Semiconductor Corp.	60,700	1,447,695
NVIDIA Corp. *	83,300	1,773,457
Texas Instruments, Inc.	176,200	5,337,098

		17,856,909
Software - 0.35%
Adobe Systems, Inc. *	8,400	255,024
Autodesk, Inc. *	10,700	368,722
BEA Systems, Inc. *	67,100	878,339
BMC Software, Inc. *	49,100	1,173,490
Citrix Systems, Inc. *	35,800	1,437,012
Intuit, Inc. *	33,700	2,035,143

		6,147,730

Steel - 0.20%
Nucor Corp.	62,800	3,406,900

Managed Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment & Services - 0.20%
Corning, Inc. *	147,400	$3,565,606

Telephone - 3.71%
ALLTEL Corp.	29,300	1,870,219
AT&T, Inc.	786,960	21,948,314
BellSouth Corp.	351,300	12,717,060
CenturyTel, Inc.	27,100	1,006,765
Harris Corp.	8,800	365,288
Qwest Communications International, Inc. * (a)	239,500	1,937,555
Verizon Communications, Inc.	751,800	25,177,782

		65,022,983
Tobacco - 1.00%
Altria Group, Inc.	219,100	16,088,513
Reynolds American, Inc. (a)	3,800	438,140
UST, Inc. (a)	20,500	926,395

		17,453,048
Transportation - 0.48%
C.H. Robinson Worldwide, Inc.	79,600	4,242,680
Expeditors International of Washington, Inc.	72,800	4,077,528

		8,320,208
Trucking & Freight - 0.78%
CSX Corp.	6,000	422,640
Fedex Corp.	113,400	13,251,924

		13,674,564

TOTAL COMMON STOCKS (Cost $1,082,934,529)		$1,072,039,524

U.S. TREASURY OBLIGATIONS - 1.60%

U.S. Treasury Bonds - 0.56%
5.375% due 02/15/2031 (a)	$9,586,000	9,751,512

U.S. Treasury Notes - 1.04%
4.875% due 05/15/2009 (a)	3,155,000	3,133,555
5.125% due 05/15/2016 (a)	15,148,000	15,130,247

		18,263,802

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,922,213)		$28,015,314

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.86%

Federal Home Loan Bank - 0.10%
2.625% due 07/15/2008	370,000	350,218
4.50% due 11/15/2012	500,000	473,319
5.80% due 09/02/2008 (a)	1,000,000	1,004,350

		1,827,887

Federal Home Loan Mortgage Corp. - 0.52%
4.648% due 07/01/2035	1,404,969	1,362,495
5.00% due 07/15/2014 (a)	270,000	261,649
5.00% TBA **	4,040,000	3,772,350
6.00% due 08/01/2017	166,922	167,249
6.50% due 03/01/2017	119,687	121,150
6.50% TBA **	3,350,000	3,368,844

		9,053,737

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Federal National Mortgage Association - 12.15%
3.765% due 07/01/2033 (b)	$84,811	$82,552
4.375% due 03/15/2013	4,250,000	3,983,143
4.50% due 10/01/2018	3,442,039	3,260,955
4.50% TBA **	14,430,000	13,636,350
5.00% due 12/01/2034 to 07/01/2035	15,429,499	14,459,838
5.00% TBA **	38,630,000	36,543,482
5.50% due 07/01/2017 to 09/01/2034	23,119,138	22,385,217
5.50% TBA **	48,785,000	47,059,248
6.00% due 07/01/2016 to 03/01/2036	19,469,933	19,223,667
6.00% TBA **	27,322,000	27,035,834
6.25% due 05/15/2029	875,000	946,282
6.50% due 02/01/2036	749,743	753,749
6.50% TBA **	12,587,000	12,692,407
6.625% due 11/15/2010	2,700,000	2,818,652
6.625% due 09/15/2009 (a)	280,000	289,477
7.00% due 12/01/2012 to 10/25/2041	3,282,890	3,345,521
7.00% TBA **	4,075,000	4,167,959
7.50% due 11/01/2030 to 07/01/2031	133,484	138,111

		212,822,444
Government National Mortgage Association - 0.09%
5.00% due 01/15/2035 to 04/15/2035	975,817	923,827
5.50% due 03/15/2035	650,868	631,169

		1,554,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $227,824,500)		$225,259,064

FOREIGN GOVERNMENT OBLIGATIONS - 0.17%

Chile - 0.10%
Republic of Chile
5.526% due 01/28/2008 (b)	1,800,000	1,808,100

Indonesia - 0.05%
Republic of Indonesia
7.50% due 01/15/2016 (a)	800,000	814,000

Mexico - 0.01%
Government of Mexico
9.875% due 02/01/2010	95,000	106,875

Peru - 0.01%
Republic of Peru
7.35% due 07/21/2025	250,000	240,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,947,591)		$2,968,975

CORPORATE BONDS - 11.91%

Aerospace - 0.04%
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	444,556	457,768
7.156% due 12/15/2011	250,153	256,371

		714,139

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Air Travel - 0.00%
Delta Air Lines, Inc.
8.00% due 12/15/2007	$75,000	$20,625

Auto Services - 0.03%
Erac USA Finance Company
6.70% due 06/01/2034	490,000	483,962

Automobiles - 0.07%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	100,000	96,686
5.875% due 03/15/2011	1,080,000	1,062,343

		1,159,029
Banking - 0.62%
BAC Capital Trust XI
6.625% due 05/23/2036	1,405,000	1,387,932
Banco Santander Chile
5.633% due 12/09/2009 (b)	2,270,000	2,270,000
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)	150,000	136,791
DBS Bank, Ltd.
7.125% due 05/15/2011	100,000	104,414
HBOS PLC
5.375% due 11/29/2049 (b)	190,000	179,945
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	80,000	75,649
MBNA America Bank
5.375% due 01/15/2008	250,000	249,191
RBS Capital Trust IV
5.779% due 09/29/2049 (b)	320,000	318,925
Union Bank of California, N.A.
5.95% due 05/11/2016	2,320,000	2,304,683
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	2,000,000	1,940,804
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036	1,040,000	1,037,227
Washington Mutual, Inc.
4.20% due 01/15/2010	210,000	199,749
5.737% due 03/22/2012 (b)	110,000	109,618
Wells Fargo Company
3.50% due 04/04/2008 (a)	500,000	482,200

		10,797,128
Broadcasting - 0.08%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	125,000	130,369
Liberty Media Corp.
6.829% due 09/17/2006 (b)	220,000	220,462
News America Holdings, Inc.
6.75% due 01/09/2038	30,000	30,443
Viacom, Inc.
6.25% due 04/30/2016	975,000	946,480

		1,327,754
Building Materials & Construction - 0.03%
WCI Communities, Inc.
6.625% due 03/15/2015 (a)	730,000	605,900

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Cable and Television - 0.38%
Comcast Corp.
6.50% due 01/15/2015	$165,000	$166,293
6.50% due 11/15/2035	1,000,000	943,971
Comcast Corp., Class A
7.05% due 03/15/2033	1,344,000	1,363,469
Cox Communications, Inc., Class A
4.625% due 06/01/2013	757,000	679,460
Time Warner Entertainment Company, LP
8.375% due 07/15/2033	600,000	678,793
Time Warner, Inc.
6.15% due 05/01/2007	1,269,000	1,273,353
7.625% due 04/15/2031	130,000	139,974
7.70% due 05/01/2032	895,000	972,733
8.18% due 08/15/2007	400,000	410,372

		6,628,418
Cellular Communications - 0.07%
American Tower Corp.
7.50% due 05/01/2012 (a)	170,000	171,700
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	767,000	940,360
Rogers Wireless, Inc.
9.625% due 05/01/2011	140,000	153,300

		1,265,360
Chemicals - 0.08%
Cytec Industries, Inc.
6.75% due 03/15/2008	1,113,000	1,121,859
ICI Wilmington, Inc.
4.375% due 12/01/2008	235,000	226,791

		1,348,650
Commercial Services - 0.20%
Cendant Corp.
6.25% due 01/15/2008	125,000	126,123
6.25% due 03/15/2010	710,000	726,412
6.875% due 08/15/2006	150,000	150,148
7.375% due 01/15/2013	1,417,000	1,550,368
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2015	1,028,000	891,790

		3,444,841
Crude Petroleum & Natural Gas - 0.01%
Premcor Refining Group, Inc.
7.50% due 06/15/2015	170,000	175,573

Diversified Financial Services - 0.03%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	690,000	624,458

Domestic Oil - 0.06%
Devon Financing Corp., ULC
6.875% due 09/30/2011	150,000	155,955
Hess Corp.
7.30% due 08/15/2031	820,000	868,959

		1,024,914
Drugs & Health Care - 0.04%
Cardinal Health, Inc.
6.75% due 02/15/2011	510,000	522,895

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Drugs & Health Care (continued)
Wyeth
4.375% due 03/01/2008	$145,000	$142,061

		664,956
Electrical Utilities - 0.93%
AES Gener SA
7.50% due 03/25/2014 (a)	1,500,000	1,505,048
American Electric Power Company, Inc.
5.25% due 06/01/2015	930,000	867,833
Arizona Public Service Company
5.50% due 09/01/2035	860,000	719,003
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	666,000	709,917
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	690,000	750,029
Consumers Energy Co.
5.80% due 09/15/2035 (a)	1,000,000	897,005
Dominion Resources, Inc.
4.75% due 12/15/2010	835,000	796,986
5.70% due 09/17/2012	200,000	195,711
Empresa Nacional De Electricidad
8.35% due 08/01/2013 (a)	1,650,000	1,776,321
8.50% due 04/01/2009	280,000	295,554
Enersis SA
7.375% due 01/15/2014 (a)	883,000	893,922
FirstEnergy Corp.
6.45% due 11/15/2011	702,000	714,300
7.375% due 11/15/2031	530,000	568,611
Nevada Power Company
6.65% due 04/01/2036	1,500,000	1,416,829
Pacific Gas & Electric Company
4.20% due 03/01/2011	250,000	233,778
6.05% due 03/01/2034	1,850,000	1,746,058
PSEG Power LLC
5.00% due 04/01/2014 (a)	150,000	138,370
8.625% due 04/15/2031	50,000	61,206
Scottish Power PLC
4.91% due 03/15/2010	190,000	183,764
TXU Electric Delivery Company
6.375% due 01/15/2015	1,695,000	1,698,931
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	90,000	86,063

		16,255,239
Electronics - 0.01%
Jabil Circuit, Inc.
5.875% due 07/15/2010	210,000	208,258

Energy - 1.03%
DTE Energy Company
6.35% due 06/01/2016	1,650,000	1,641,621
Duke Capital LLC
6.75% due 02/15/2032	929,000	940,692
Duke Energy Corp.
3.75% due 03/05/2008	443,000	429,424
Enbridge Energy Partners L.P., Series B
4.75% due 06/01/2013	1,140,000	1,041,111

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Enterprise Products Operating LP
4.95% due 06/01/2010	$850,000	$814,703
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015 (a)	943,000	851,581
6.875% due 03/01/2033	834,000	815,479
GS Caltex Corp.
5.50% due 08/25/2014	778,000	741,684
Kansas City Power & Light Company, Series B
6.00% due 03/15/2007	960,000	961,296
Marathon Oil Corp.
6.80% due 03/15/2032	996,000	1,039,339
Nexen, Inc.
5.875% due 03/10/2035	993,000	876,643
Northern Border Pipeline Company
6.25% due 05/01/2007	986,000	988,226
Sempra Energy
4.75% due 05/15/2009	733,000	712,736
TEPPCO Partners, L.P.
6.125% due 02/01/2013	872,000	856,881
Texas Gas Transmission Corp.
4.60% due 06/01/2015	1,860,000	1,669,222
TXU Energy Company, LLC
7.00% due 03/15/2013	3,632,000	3,707,321

		18,087,959

Financial Services - 2.79%
AXA Financial, Inc.
7.75% due 08/01/2010	712,000	757,683
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	1,645,000	1,607,237
Boeing Capital Corp.
6.50% due 02/15/2012 (a)	1,198,000	1,239,155
CIT Group, Inc.
4.00% due 05/08/2008 (a)	622,000	603,777
5.393% due 05/18/2007 (b)	733,000	734,173
5.75% due 09/25/2007	946,000	945,465
Citigroup, Inc.
5.00% due 09/15/2014	200,000	187,193
5.625% due 08/27/2012	1,260,000	1,244,908
CNOOC Finance 2003 Ltd.
5.50% due 05/21/2033	896,000	767,784
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	1,276,000	1,258,062
Dresdner Bank-New York
7.25% due 09/15/2015	930,000	1,009,129
E*TRADE Financial Corp.
7.375% due 09/15/2013	820,000	820,000
ERP Operating LP
4.75% due 06/15/2009	190,000	184,961
FleetBoston Financial Corp.
4.875% due 12/01/2006	743,000	740,764
Fund American Companies, Inc.
5.875% due 05/15/2013	1,113,000	1,067,919
General Electric Capital Corp., Series A
5.875% due 02/15/2012 (a)	1,966,000	1,976,430

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
General Motors Acceptance Corp.
6.125% due 09/15/2006 (a)	$1,413,000	$1,410,913
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	1,050,000	1,027,523
5.25% due 04/01/2013	1,735,000	1,669,375
HSBC Finance Corp.
4.625% due 01/15/2008	1,432,000	1,411,544
HSBC USA, Inc.
4.625% due 04/01/2014	750,000	687,647
International Lease Finance Corp.
3.50% due 04/01/2009	270,000	254,773
4.55% due 10/15/2009	100,000	96,352
4.75% due 07/01/2009	555,000	539,815
5.875% due 05/01/2013	1,317,000	1,307,104
International Lease Finance Corp., Series P
5.468% due 01/15/2010 (b)	1,615,000	1,625,254
John Deere Capital Corp., Series D
4.125% due 01/15/2010	625,000	593,467
JPMorgan Chase & Company
5.35% due 03/01/2007	2,075,000	2,070,765
6.75% due 02/01/2011	1,000,000	1,039,390
Lehman Brothers Holdings, Inc., Series N
4.25% due 01/27/2010	310,000	294,511
MBNA Capital, Series B
5.949% due 02/01/2027 (b)	325,000	320,837
MBNA Corp.
5.58% due 05/05/2008 (b)	1,000,000	1,007,207
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)	240,000	256,978
Morgan Stanley
6.75% due 04/15/2011	1,920,000	1,993,394
MUFG Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)	485,000	467,826
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008 (a)	1,132,000	1,101,078
NiSource Finance Corp.
6.15% due 03/01/2013	912,000	914,994
7.875% due 11/15/2010	1,530,000	1,636,837
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	3,360,000	3,143,095
Popular North America, Inc.
4.70% due 06/30/2009	1,500,000	1,449,798
Popular North America, Inc., Series E
6.125% due 10/15/2006	1,439,000	1,440,622
Reliastar Financial Corp.
6.50% due 11/15/2008	160,000	162,454
Residential Capital Corp.
6.125% due 11/21/2008	2,050,000	2,026,243
6.375% due 06/30/2010	2,410,000	2,377,202
SB Treasury Company LLC
zero coupon, Step up to 10.925% on 06/30/2008 due 12/29/2049 (b)	100,000	106,223
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	1,100,000	1,005,855
SLM Corp., Series A
5.00% due 04/15/2015	250,000	231,156

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Westfield Capital Corp, Ltd.
4.375% due 11/15/2010	$140,000	$132,096

		48,946,968

Food & Beverages - 0.22%
Kellogg Company, Series B
6.60% due 04/01/2011	200,000	206,604
Kraft Foods, Inc.
5.25% due 06/01/2007	1,747,000	1,736,438
Nabisco, Inc.
7.55% due 06/15/2015 (a)	500,000	550,822
Smithfield Foods., Inc.
7.00% due 08/01/2011	1,483,000	1,434,802

		3,928,666

Furniture & Fixtures - 0.06%
Mohawk Industries Inc., Series C
6.50% due 04/15/2007	1,053,000	1,057,913

Gas & Pipeline Utilities - 0.27%
CenterPoint Energy Resources Corp.
6.15% due 05/01/2016	1,345,000	1,326,478
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035 (a)	660,000	563,211
7.30% due 08/15/2033 (a)	986,000	1,009,476
Michigan Consolidated Gas Company
5.70% due 03/15/2033	986,000	880,957
TransCanada Pipelines, Ltd.
5.85% due 03/15/2036	932,000	873,634

		4,653,756

Healthcare Services - 0.44%
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,483,000	1,423,680
Humana, Inc.
6.45% due 06/01/2016	2,000,000	1,979,706
UnitedHealth Group, Inc.
3.75% due 02/10/2009	1,144,000	1,090,229
5.375% due 03/15/2016	650,000	614,912
5.80% due 03/15/2036	860,000	769,779
WellPoint, Inc.
3.50% due 09/01/2007	1,173,000	1,139,845
5.00% due 12/15/2014	686,000	638,043

		7,656,194

Holdings Companies/Conglomerates - 0.16%
General Electric Company
5.00% due 02/01/2013	1,665,000	1,594,802
SPI Electricity & Gas Australia Holdings Party Ltd.
6.15% due 11/15/2013	1,166,000	1,159,844

		2,754,646

Homebuilders - 0.03%
Pulte Homes, Inc.
6.25% due 02/15/2013 (a)	100,000	97,358
Toll Brothers, Inc.
4.95% due 03/15/2014 (a)	500,000	436,959

		534,317

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants - 0.04%
Hilton Hotels Corp.
8.25% due 02/15/2011	$120,000	$125,779
Marriott International, Inc.
4.625% due 06/15/2012	565,000	521,244

		647,023
Industrial Machinery - 0.06%
Caterpillar, Inc.
7.25% due 09/15/2009	1,050,000	1,100,908

Insurance - 1.31%
AON Capital Trust A
8.205% due 01/01/2027	3,000,000	3,236,355
Assurant, Inc.
6.75% due 02/15/2034	1,965,000	1,935,804
CNA Financial Corp.
5.85% due 12/15/2014 (a)	1,525,000	1,438,494
Endurance Specialty Holdings Ltd.
7.00% due 07/15/2034	870,000	806,007
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	696,000	640,859
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	1,140,000	995,433
Liberty Mutual Insurance Company
7.697% due 10/15/2097	1,785,000	1,689,660
Markel Corp.
6.80% due 02/15/2013	945,000	952,944
Marsh & McLennan Companies, Inc.
5.375% due 03/15/2007	1,386,000	1,378,797
5.375% due 07/15/2014	533,000	496,266
MetLife, Inc.
5.70% due 06/15/2035	1,175,000	1,048,159
Monumental Global Funding
5.20% due 01/30/2007	250,000	249,398
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	250,000	237,686
Odyssey Re Holdings Corp.
7.65% due 11/01/2013	1,200,000	1,152,972
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	1,873,000	1,780,833
Prudential Financial, Inc.
4.75% due 04/01/2014	125,000	115,503
Swiss RE Capital I LP
6.854% due 05/29/2049 (b)	1,820,000	1,770,177
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,130,000	1,072,413
W.R. Berkley Corp.
6.15% due 08/15/2019	1,166,000	1,109,554
XL Capital, Ltd.
5.25% due 09/15/2014	860,000	792,977

		22,900,291

International Oil - 0.30%
Pemex Project Funding Master Trust
6.125% due 08/15/2008	1,500,000	1,497,000
6.629% due 06/15/2010 (b)	200,000	204,200
7.375% due 12/15/2014	500,000	516,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

International Oil (continued)
Pioneer Natural Resources Company
5.875% due 07/15/2016	$653,000	$594,596
6.875% due 05/01/2018 (a)	1,270,000	1,222,864
Vintage Petroleum, Inc.
8.25% due 05/01/2012	1,120,000	1,183,000

		5,217,660

Leisure Time - 0.18%
MGM Mirage, Inc.
6.00% due 10/01/2009	1,213,000	1,179,642
6.375% due 12/15/2011 (a)	666,000	633,533
6.75% due 04/01/2013	685,000	653,319
6.875% due 04/01/2016	685,000	639,619
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	135,000	131,456

		3,237,569

Liquor - 0.07%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043 (a)	1,232,000	1,258,069

Manufacturing - 0.08%
Tyco International Group SA
6.375% due 10/15/2011	1,450,000	1,479,547

Medical-Hospitals - 0.06%
Health Management Associates, Inc.
6.125% due 04/15/2016	1,185,000	1,133,308

Metal & Metal Products - 0.13%
Alcan, Inc.
5.00% due 06/01/2015	590,000	545,122
CODELCO, Inc.
5.625% due 09/21/2035	1,200,000	1,073,438
Inco Ltd.
7.75% due 05/15/2012	680,000	725,848

		2,344,408
Mining - 0.04%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	702,000	678,315

Paper - 0.01%
Norske Skogindustrier ASA
7.625% due 10/15/2011	245,000	247,447

Petroleum Services - 0.11%
Valero Logistics Operations LP
6.05% due 03/15/2013	1,875,000	1,859,160

Pharmaceuticals - 0.09%
Hospira, Inc.
5.90% due 06/15/2014	110,000	107,821
Schering Plough Corp.
5.55% due 12/01/2013	630,000	610,692
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	475,000	445,476
6.15% due 02/01/2036	475,000	426,511

		1,590,500

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Real Estate - 0.84%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	$1,763,000	$1,778,638
Camden Property Trust, REIT
5.00% due 06/15/2015	360,000	330,942
Colonial Properties Trust, REIT
6.25% due 06/15/2014	1,380,000	1,365,061
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	125,000	119,033
Duke Realty Corp., REIT
5.697% due 12/22/2006 (b)	690,000	690,574
Health Care Property Investors, Inc.,REIT
6.45% due 06/25/2012	648,000	655,975
Health Care REIT, Inc.
6.00% due 11/15/2013	523,000	505,550
6.20% due 06/01/2016	985,000	956,879
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	2,100,000	2,149,062
iStar Financial, Inc., REIT
6.05% due 04/15/2015 (a)	150,000	146,695
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	1,610,000	1,567,781
Kimco Realty Corp., REIT
4.82% due 06/01/2014	500,000	457,742
Rouse Company LP, REIT
6.75% due 05/01/2013	1,065,000	1,037,209
Rouse Company, REIT
5.375% due 11/26/2013	1,135,000	1,018,463
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,000,000	967,684
6.10% due 05/01/2016	1,000,000	992,279

		14,739,567

Telecommunications Equipment & Services - 0.27%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	721,000	774,044
8.25% due 06/15/2030 (b)	510,000	588,820
France Telecom SA
7.75 due 03/01/2011	470,000	504,876
8.50% due 03/01/2031 (b)	1,280,000	1,540,191
SBC Communications, Inc.
4.125% due 09/15/2009	40,000	38,002
5.10% due 09/15/2014	40,000	37,109
5.625% due 06/15/2016	550,000	521,337
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	75,000	76,311
Verizon Global Funding Corp.
7.375% due 09/01/2012	618,000	656,907

		4,737,597

Telephone - 0.47%
AT&T, Inc.
6.80% due 05/15/2036 (a)	985,000	976,308
BellSouth Corp.
4.20% due 09/15/2009	125,000	119,170
Sprint Capital Corp.
6.125% due 11/15/2008	882,000	888,909

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Sprint Capital Corp. (continued)
6.375% due 05/01/2009	$188,000	$190,945
6.875% due 11/15/2028	188,000	189,393
8.375% due 03/15/2012	1,138,000	1,257,374
8.75% due 03/15/2032	1,205,000	1,453,112
Telecom Italia Capital SA
4.00% due 01/15/2010	150,000	140,366
4.00% due 11/15/2008	125,000	119,911
Verizon Communications, Inc.
5.55% due 02/15/2016	1,800,000	1,687,750
Verizon, New York, Inc.
6.875% due 04/01/2012	1,133,000	1,148,061

		8,171,299
Tobacco - 0.03%
Altria Group, Inc.
7.00% due 11/04/2013	466,000	491,630

Transportation - 0.09%
CSX Corp.
5.43% due 08/03/2006 (b)	1,426,000	1,425,934
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	100,000	103,750

		1,529,684
Utility Service - 0.05%
Public Service Company of New Mexico
4.40% due 09/15/2008	968,000	938,726

TOTAL CORPORATE BONDS (Cost $216,916,092)		$208,672,331

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.15%
Banc of America Commercial Mortgage Inc.,
Series 2005-5, Class G
5.402% due 10/10/2015	1,200,000	1,103,266
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	1,085,000	1,010,678
Banc of America Large Loan, Series 2005-BOCA,
Class A2
5.3688% due 12/15/2016 (b)	1,333,000	1,333,226
Banc of America Large Loan, Series 2005-BBA6,
Class B
5.409% due 01/15/2019 (b)	3,290,000	3,291,251
Banc of America Large Loan, Series 2005-BOCA,
Class K
6.549% due 12/15/2016 (b)	1,120,000	1,120,444
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.459% due 03/15/2022 (b)	2,740,000	2,743,366
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.042% IO due 10/10/2045	392,467,681	1,989,262
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	136,977	135,362

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	$1,161,718	$1,125,122
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	987,252	963,034
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6 MTG, Class X1
0.063% IO due 11/11/2041	60,449,081	1,060,337
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	1,000,000	914,840
Chase Commercial Mortgage Securities Corp,
Series 1997-1, Class A2
7.37% due 06/19/2029	937,388	939,265
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,000,000	1,074,943
Commercial Mortgage, Series 2003-LB1A, Class A2
4.084% due 06/10/2038	375,000	338,336
Commercial Mortgage, Series 2005-C6, Class B
5.40% due 06/10/2044 (b)	1,800,000	1,710,291
Commercial Mortgage, Series 2005-C6, Class G
5.459% due 06/10/2044	1,500,000	1,388,327
Commercial Mortgage, Series 2005-FL11, Class AJ
5.399% due 11/15/2017 (b)	1,835,000	1,834,662
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	949,764	941,067
Countrywide Home Loan Trust, Series 2003-57,
Class A1
5.50% due 01/25/2034	1,425,275	1,416,618
Countrywide Home Loan Trust,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	113,725	109,870
Countrywide Home Loan Trust, Series 2005-HYB5
4.9215% due 09/20/2035 (b)	4,063,852	3,940,914
Countrywide Home Loan Trust,
Series 2005-HYB6, Class 1A1
5.063% due 10/20/2035 (b)	3,643,726	3,600,131
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.429% due 04/15/2021 (b)	2,265,000	2,266,423
CS First Boston Mortgage Securities Corp, Series
2000-C1, Class A2
7.545% due 04/15/2062	1,533,000	1,616,388
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A1
3.727% due 03/15/2035	3,311,730	3,145,953
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	197,355	198,127
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	250,000	246,596

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	$275,000	$279,363
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	125,000	126,907
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	150,000	139,944
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	245,555	243,760
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.102% IO due 02/15/2038 (b)	97,865,070	1,144,180
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	1,210,000	1,128,834
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class F
5.572% due 08/15/2038 (b)	1,984,000	1,860,400
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class G
5.572% due 08/15/2038 (b)	1,725,000	1,606,462
Federal National Mortgage Association Whole
Loan, Series 2002-W3, Class A5
7.50% due 01/25/2028	51,721	53,081
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0143% due 08/25/2034 (b)	2,752,938	2,709,884
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	295,246	297,016
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	276,061	275,377
First Union-Lehman Brothers-Bank of America,
Series 1998-C2, Class E
6.778% due 11/18/2035	1,333,000	1,396,150
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	2,375,000	2,409,785
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	150,000	146,555
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	925,000	870,651
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	1,835,000	1,758,374
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.0788% IO due 08/10/2042 (b)	82,288,034	1,332,359
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	468,102	450,395

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class XC
0.1007% IO due 08/10/2038 (b)	$157,192,660	$1,723,272
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class E
5.078% due 07/10/2039 (b)	1,125,000	1,042,204
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.110% IO due 07/10/2039 (b)	44,279,511	857,845
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.629% due 10/03/2015 (b)	95,000	96,054
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	370,000	362,416
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	375,000	361,400
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-FL1A, Class A1
5.378% due 04/16/2019 (b)	245,571	245,691
LB-UBS Commercial Mortgage Trust, Series
2000-C4, Class A2
7.37% due 08/15/2026	3,545,000	3,731,634
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AJ
4.843% due 07/15/2040	850,000	785,238
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)	735,000	681,768
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,500,000	2,428,816
Merrill Lynch Mortgage Trust, Series 2005-MCP1,
Class XC
0.049% IO due 06/12/2043 (b)	68,361,997	897,846
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	44,780,792	870,789
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.041% IO due 07/12/2038	216,757,174	1,382,130
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.844% due 05/12/2039 (b)	2,615,000	2,578,694
Morgan Stanley Capital I, Series 1999-FNV1, Class A2
6.53% due 03/15/2031	1,117,522	1,133,782
Morgan Stanley Capital I, Series 2005-HQ6, Class B
5.152% due 08/13/2042 (b)	2,500,000	2,354,382
Morgan Stanley Capital I, Series 2006-T21, Class X
0.275% IO due 10/12/2052 (b)	53,296,000	795,619
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)	946,000	871,893
Residential Asset Mortgage Products, Inc., Series
2004-SL2, Class A1
6.50% due 10/25/2016	1,608,127	1,617,705

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	$120,000	$123,222
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	108,520	108,796
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	925,000	945,762
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	1,118,000	1,100,506
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.467% due 05/20/2035 (b)	1,255,413	1,255,388
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.526% due 07/15/2027 (b)	35,939	36,174
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class XC
0.1979% IO due 10/15/2041 (b)	34,746,940	637,137
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A3
4.39% due 02/15/2041	2,000,000	1,871,067
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.065% IO due 03/15/2042 (b)	80,636,670	716,755
Wachovia Bank Commercial Mortgage Trust,
Series 2005-WL5A, Class A2
5.399% due 01/15/2018 (b)	1,686,000	1,687,382
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	141,475	141,409
Washington Mutual, Inc., Series 2005-AR12,
Class 1A8
4.842% due 10/25/2035 (b)	3,912,093	3,818,697
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.1096% due 06/25/2035 (b)	275,000	272,708
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.946% due 10/25/2035 (b)	10,499,484	10,359,654

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $110,044,390)		$107,681,411

ASSET BACKED SECURITIES - 3.71%
Argent Securities, Inc., Series 2004-W1, Class M3
6.773% due 03/25/2034 (b)	2,000,000	2,024,471
California Infrastructure Development PG&E-1,
Series 1997-1, Class A7
6.42% due 09/25/2008	22,420	22,471
Capital Trust Re CDO Ltd, Series 2005-1A, Class C
6.017% due 03/20/2050 (b)	1,120,000	1,120,896
Capital Trust Re CDO Ltd, Series 2005-1A, Class E
7.367% due 03/20/2050 (b)	746,000	746,787
Capital Trust Re CDO Ltd, Series 2005-3A, Class A1
5.094% due 06/25/2035	2,510,000	2,411,443
Centex Home Equity, Series 2001-B, Class A5
6.83% due 07/25/2032	1,756,000	1,749,718

Managed Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	$160,000	$156,130
Centex Home Equity, Series 2005-A, Class M4
6.123% due 01/25/2035 (b)	1,416,000	1,429,851
Citigroup Mortgage Loan Trust, Inc., Series
2005-OPT4, Class A2C
5.5725% due 07/25/2035 (b)	4,328,000	4,335,300
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035 (b)	275,000	256,137
Countrywide Asset-Backed Certificates, Series
2005-17, Class 1AF2
5.363% due 05/25/2036 (b)	3,000,000	2,963,439
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030 (b)	1,420,163	1,406,627
Countrywide Asset-Backed Certificates,
Series 2004-12, Class 2AV2
5.603% due 09/25/2033 (b)	90,820	90,873
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	2,500,000	2,472,081
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	3,000,000	2,971,875
CW Capital Cobalt I, Series 2005-1A, Class A1
5.49% due 05/25/2045 (b)	2,108,025	2,105,802
Drivetime Auto Owner Trust,
Series 2004-A, Class A3
2.419% due 08/15/2008	86,064	84,921
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	666,000	644,335
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	1,500,000	1,450,034
Equity One ABS, Inc., Series 2004-2, Class AV2
5.573% due 07/25/2034 (b)	303,041	303,537
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2004-FF3, Class A2C
5.803% due 05/25/2034 (b)	895,445	896,269
Green Tree Financial Corp.,
Series 1996-8, Class A6
7.60% due 10/15/2027	1,280,336	1,316,310
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
5.5419% due 06/17/2022 (b)	163,307	163,897
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.985% due 06/25/2036 (b)	3,000,000	2,992,734
IndyMac Home Equity Loan Asset-Backed Trust,
Series 2004-B, Class A2B
5.683% due 11/25/2034 (b)	73,259	73,373
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.023% due 02/25/2034 (b)	1,600,000	1,604,902
MBNA Credit Card Master Note Trust, Series
2002-C1, Class C1
6.80% due 07/15/2014	500,000	521,077

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Managed Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I,
Series 2004-OP1, Class A2B
5.613% due 11/25/2034 (b)	$181,803	$181,952
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034 (b)	230,000	226,329
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	1,740,000	1,741,218
N-Star Real Estate CDO, Ltd.
5.677% due 06/22/2051 (b)	2,100,000	2,100,000
Option One Mortgage Loan Trust, Series 2005-1,
Class M1
5.8425% due 02/25/2035 (b)	866,000	869,730
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
5.923% due 01/25/2034 (b)	933,000	937,004
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29 due 12/25/2036	3,035,000	2,994,219
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.633 due 01/25/2037	2,500,000	2,477,735
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035 (b)	2,850,000	2,787,121
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	2,200,000	2,177,799
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	241,601	238,042
Residential Asset Mortgage Products, Inc., Series
2005-RS6, Class A12
5.5625% due 06/25/2035 (b)	2,664,000	2,669,286
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	250,000	245,153
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	150,000	144,425
Residential Funding Mortgage Securities II, Series
2002-HI1, Class A7
6.90% due 01/25/2033	2,968,142	2,980,619
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.633% due 10/25/2035 (b)	250,000	250,453
Structured Asset Investment Loan Trust,
Series 2004-8, Class A7
5.623% due 09/25/2034 (b)	166,082	166,208
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	713,036	708,694
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	2,700,000	2,661,336
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	1,666,000	1,599,223

Managed Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	$218,703	$218,294
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	250,000	246,030

TOTAL ASSET BACKED SECURITIES
(Cost $65,470,870)		$64,936,160

SUPRANATIONAL OBLIGATIONS - 0.14%

Honduras - 0.05%
Central American Bank for Economic Integration
6.75% due 04/15/2013	900,000	912,102

Venezuela - 0.09%
Corporacion Andina de Fomento
5.20% due 05/21/2013	1,330,000	1,261,424
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	220,000	230,121

		1,491,545

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,517,880)		$2,403,647

SHORT TERM INVESTMENTS - 13.20%
Federal National Mortgage Association
Discount Notes
zero coupon due 07/13/2006 to
07/18/2006 ***	$142,000,000	$141,728,074
State Street Navigator Securities Lending
Prime Portfolio (c)	86,462,767	86,462,767
United States Treasury Bills
zero coupon due 08/24/2006 ****	3,060,000	3,039,076

TOTAL SHORT TERM INVESTMENTS
(Cost $231,210,530)		$231,229,917

REPURCHASE AGREEMENTS - 2.30%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$40,225,236 on 07/03/2006,
collateralized by $9,405,000
Federal Home Loan Bank, 4.25%
due 04/16/2017 (valued at
$9,263,925, including interest) and
$31,755,000 Federal Home Loan
Mortgage Corp., 6.00% due
06/27/2011 (valued at
$31,755,000, including interest) (c)***	$40,212,000	$40,212,000

TOTAL REPURCHASE AGREEMENTS		$40,212,000
(Cost $40,212,000)

Total Investments (Managed Trust)
(Cost $2,008,000,595) - 113.25%		$1,983,418,343
Liabilities in Excess of Other Assets - (13.25)%		(231,999,506)

TOTAL NET ASSETS - 100.00%		$1,751,418,837

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 85.40%

Advertising - 1.21%
Omnicom Group, Inc.	41,025	$3,654,917

Aerospace - 1.30%
Goodrich Corp.	96,860	3,902,489

Auto Parts - 1.17%
Genuine Parts Company	84,538	3,521,853

Banking - 1.60%
Marshall & Ilsley Corp.	70,202	3,211,040
SVB Financial Group * (a)	35,409	1,609,693

		4,820,733
Biotechnology - 1.06%
Techne Corp. *	62,693	3,192,328

Building Materials & Construction - 1.34%
Masco Corp.	136,281	4,039,369

Business Services - 7.64%
Cadence Design Systems, Inc. *	265,998	4,561,866
Fair Isaac Corp. (a)	78,415	2,847,249
H & R Block, Inc.	181,425	4,328,800
Pitney Bowes, Inc.	81,395	3,361,613
Rentokil Initial PLC	1,836,192	5,295,670
The ServiceMaster Company	252,200	2,605,226

		23,000,424
Cable and Television - 1.33%
E.W. Scripps Company, Class A	92,882	4,006,929

Chemicals - 3.92%
Rohm & Haas Company	96,175	4,820,291
Sigma-Aldrich Corp. (a)	96,000	6,973,440

		11,793,731
Coal - 0.80%
Massey Energy Company (a)	67,305	2,422,980

Computers & Business Equipment - 2.06%
Xerox Corp. * (a)	446,930	6,216,796

Construction Materials - 1.14%
Sherwin-Williams Company	72,034	3,420,174

Containers & Glass - 1.38%
Pactiv Corp. *	167,874	4,154,881

Cosmetics & Toiletries - 5.88%
Avon Products, Inc.	181,366	5,622,346
Estee Lauder Companies, Inc., Class A (a)	164,282	6,352,785
International Flavors & Fragrances, Inc. (a)	162,898	5,740,525

		17,715,656
Drugs & Health Care - 0.62%
ImClone Systems, Inc. * (a)	48,437	1,871,606

Electrical Utilities - 1.41%
Wisconsin Energy Corp.	105,213	4,240,084

Food & Beverages - 2.45%
Cadbury Schweppes PLC	765,469	7,380,064

Funeral Services - 1.87%
Service Corp. International	690,083	5,617,276

Mid Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 1.38%
UGI Corp. (a)	168,915	$4,158,687

Healthcare Products - 2.29%
Biomet, Inc.	100,670	3,149,965
Kinetic Concepts, Inc. * (a)	84,495	3,730,454

		6,880,419
Holdings Companies/Conglomerates - 1.14%
Groupe Bruxelles Lambert SA	32,656	3,417,646

Industrial Machinery - 5.99%
Briggs & Stratton Corp. (a)	103,916	3,232,827
Dover Corp.	88,459	4,372,528
FMC Technologies, Inc. *	45,651	3,079,617
Pall Corp.	186,423	5,219,844
Parker-Hannifin Corp.	27,352	2,122,515

		18,027,331
Insurance - 5.20%
Axis Capital Holdings, Ltd.	104,101	2,978,330
Genworth Financial, Inc.	110,950	3,865,498
Marsh & McLennan Companies, Inc.	156,650	4,212,319
XL Capital, Ltd., Class A	74,908	4,591,860

		15,648,007
International Oil - 0.85%
Noble Corp.	34,376	2,558,262

Internet Software - 0.99%
Juniper Networks, Inc. *	89,260	1,427,267
McAfee, Inc. *	64,043	1,554,324

		2,981,591
Life Sciences - 3.04%
PerkinElmer, Inc.	222,133	4,642,580
Waters Corp. *	101,285	4,497,054

		9,139,634
Liquor - 1.75%
Heineken NV	124,471	5,272,685

Manufacturing - 1.20%
Mettler-Toledo International, Inc. *	59,491	3,603,370

Medical-Hospitals - 1.01%
Health Management Associates, Inc., Class A	154,752	3,050,162

Paper - 0.99%
MeadWestvaco Corp. (a)	107,011	2,988,817

Petroleum Services - 1.81%
Japan Petroleum Exploration Company, Ltd. *	29,000	1,838,697
Smith International, Inc. (a)	81,412	3,620,392

		5,459,089
Pharmaceuticals - 2.32%
Forest Laboratories, Inc. *	110,022	4,256,751
Watson Pharmaceuticals, Inc. *	117,673	2,739,428

		6,996,179
Publishing - 0.44%
Mcclatchy Company, Class A (a)	32,952	1,322,034

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 1.14%
The Kroger Company	157,313	$3,438,862

Retail Trade - 4.47%
99 Cents Only Stores * (a)	184,357	1,928,374
Bed Bath & Beyond, Inc. *	101,523	3,367,518
Dollar General Corp. (a)	143,110	2,000,678
Gap, Inc.	205,250	3,571,350
RadioShack Corp. (a)	185,775	2,600,850

		13,468,770
Sanitary Services - 1.43%
Republic Services, Inc.	106,422	4,293,063

Semiconductors - 3.67%
Analog Devices, Inc.	86,398	2,776,832
Linear Technology Corp.	103,604	3,469,698
Microchip Technology, Inc.	57,378	1,925,032
Xilinx, Inc.	127,282	2,882,937

		11,054,499
Software - 0.83%
Business Objects SA, ADR * (a)	92,100	2,505,120

Steel - 1.14%
Tenaris SA, ADR	84,962	3,440,111

Telecommunications Equipment & Services - 1.92%
ADTRAN, Inc.	81,866	1,836,255
SK Telecom Company, Ltd., ADR	167,767	3,929,103

		5,765,358
Toys, Amusements & Sporting Goods - 0.88%
Nintendo Company, Ltd.	15,848	2,657,365

Travel Services - 1.34%
Sabre Holdings Corp.	183,497	4,036,934

TOTAL COMMON STOCKS (Cost $253,727,335)		$257,136,285

PREFERRED STOCKS - 1.35%

Household Products - 1.35%
Henkel KGaA-Vorzug, Non-Voting	35,738	4,080,877

TOTAL PREFERRED STOCKS (Cost $3,990,702)		$4,080,877

SHORT TERM INVESTMENTS - 10.21%
State Street Navigator Securities
Lending Prime Portfolio (c)	$30,729,868	$30,729,868

TOTAL SHORT TERM INVESTMENTS
(Cost $30,729,868)		$30,729,868

Mid Cap Core Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 12.71%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
4.88% to be repurchased at
$38,270,557 on 07/03/2006,
collateralized by $40,100,000
Federal Home Loan Bank, 4.375%
due 09/17/2010 (valued at
$39,021,992, including interest) (c)	$38,255,000	$38,255,000

TOTAL REPURCHASE AGREEMENTS
(Cost $38,255,000)		$38,255,000

Total Investments (Mid Cap Core Trust)
(Cost $326,702,905) - 109.67%		$330,202,030
Liabilities in Excess of Other Assets - (9.67)%		(29,117,189)

TOTAL NET ASSETS - 100.00%		$301,084,841

Mid Cap Stock Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.62%

Advertising - 0.27%
Focus Media Holding Ltd., ADR * (a)	39,300	$2,560,788

Aerospace - 2.76%
Alliant Techsystems, Inc. * (a)	229,985	17,559,355
Rockwell Collins, Inc. (a)	162,708	9,090,496

		26,649,851
Air Travel - 2.30%
Gol Linhas Aereas Inteligentes SA, ADR (a)	344,560	12,231,880
Southwest Airlines Company (a)	609,875	9,983,654

		22,215,534
Auto Parts - 0.48%
LKQ Corp. * (a)	246,000	4,674,000

Biotechnology - 2.64%
Cephalon, Inc. * (a)	220,483	13,251,028
ICOS Corp. * (a)	295,788	6,504,378
Millennium Pharmaceuticals, Inc. *	573,717	5,719,959

		25,475,365
Broadcasting - 1.72%
Sirius Satellite Radio, Inc. * (a)	2,474,725	11,754,944
XM Satellite Radio Holdings, Inc., Class A * (a)	332,125	4,865,631

		16,620,575
Business Services - 5.69%
Corporate Executive Board Company	80,285	8,044,557
DST Systems, Inc. * (a)	187,600	11,162,200
Equifax, Inc. (a)	331,000	11,366,540
Resources Connection, Inc. * (a)	661,200	16,543,224
URS Corp. *	186,400	7,828,800

		54,945,321
Cable and Television - 1.18%
Gemstar-TV Guide International, Inc. * (a)	3,242,500	11,413,600

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 2.68%
American Tower Corp., Class A *	378,851	$11,789,843
Crown Castle International Corp. * (a)	267,780	9,249,121
Leap Wireless International, Inc. *	102,900	4,882,605

		25,921,569
Chemicals - 1.97%
Kingboard Chemical Holdings, Ltd.	2,731,500	7,719,380
Wacker Chemie AG *	105,155	11,307,437

		19,026,817
Commercial Services - 0.87%
Live Nation, Inc. * (a)	411,300	8,374,068

Computers & Business Equipment - 4.45%
Cognizant Technology Solutions Corp., Class A *	190,433	12,829,471
Kronos, Inc. * (a)	224,600	8,132,766
Network Appliance, Inc. * (a)	623,200	21,998,960

		42,961,197
Containers & Glass - 1.44%
Jarden Corp. * (a)	457,382	13,927,282

Crude Petroleum & Natural Gas - 2.03%
Chesapeake Energy Corp. (a)	327,272	9,899,978
EOG Resources, Inc. (a)	139,814	9,694,703

		19,594,681
Drugs & Health Care - 2.63%
CV Therapeutics, Inc. * (a)	193,000	2,696,210
Shionogi & Company, Ltd.	997,653	17,774,002
Zymogenetics, Inc. * (a)	260,100	4,934,097

		25,404,309
Electrical Equipment - 0.89%
Tektronix, Inc.	291,654	8,580,461

Electronics - 2.40%
Barco N.V.	55,849	5,156,243
Garmin, Ltd. (a)	170,600	17,988,064

		23,144,307
Energy - 1.62%
Suntech Power Holdings Co., Ltd., ADR * (a)	553,600	15,639,200

Financial Services - 6.20%
E*TRADE Financial Corp. *	408,905	9,331,212
Julius Baer Holding, Ltd.	133,972	11,615,974
Nasdaq Stock Market, Inc. * (a)	430,284	12,865,492
Nuveen Investments, Class A (a)	290,100	12,488,805
State Street Corp. (c)	234,224	13,606,072

		59,907,555
Healthcare Products - 2.55%
Hologic, Inc. *	99,700	4,921,192
Kyphon, Inc. * (a)	378,500	14,519,260
The Medicines Company * (a)	267,361	5,226,908

		24,667,360
Healthcare Services - 2.27%
Covance, Inc. *	143,365	8,776,805

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
IMS Health, Inc. (a)	490,300	$13,164,555

		21,941,360
Hotels & Restaurants - 2.13%
Panera Bread Company, Class A * (a)	160,400	10,785,296
Starwood Hotels & Resorts Worldwide, Inc.	161,257	9,730,247

		20,515,543
Industrial Machinery - 1.78%
Energy Conversion Devices, Inc. * (a)	248,300	9,045,569
Joy Global, Inc.	155,600	8,105,204

		17,150,773
International Oil - 0.91%
Nabors Industries, Ltd. *	259,000	8,751,610

Internet Content - 0.84%
NetFlix, Inc. * (a)	298,400	8,119,464

Internet Service Provider - 0.72%
Redback Networks, Inc. * (a)	381,200	6,991,208

Leisure Time - 1.88%
DreamWorks Animation SKG, Class A * (a)	394,461	9,033,157
Harrah’s Entertainment, Inc.	128,525	9,148,409

		18,181,566
Life Sciences - 0.94%
Pharmaceutical Product Development, Inc.	258,280	9,070,794

Manufacturing - 1.06%
Roper Industries, Inc. (a)	219,100	10,242,925

Metal & Metal Products - 1.23%
Cameco Corp. (a)	297,048	11,873,009

Petroleum Services - 0.81%
BJ Services Company	210,516	7,843,826

Pharmaceuticals - 4.37%
Alkermes, Inc. * (a)	287,999	5,448,941
Amylin Pharmaceuticals, Inc. * (a)	292,533	14,442,354
Elan Corp. PLC, ADR * (a)	464,100	7,750,470
Forest Laboratories, Inc. *	228,538	8,842,136
Vertex Pharmaceuticals, Inc. * (a)	154,710	5,679,404

		42,163,305
Retail Trade - 7.67%
Dick’s Sporting Goods, Inc. * (a)	249,100	9,864,360
Fossil, Inc. * (a)	560,800	10,100,008
GameStop Corp., Class A *	160,800	6,753,600
Kohl’s Corp. *	344,500	20,366,840
Tiffany & Company (a)	380,993	12,580,389
Williams-Sonoma, Inc.	423,693	14,426,747

		74,091,944
Sanitary Services - 1.29%
Stericycle, Inc. * (a)	191,796	12,485,920

Semiconductors - 6.59%
Cree, Inc. * (a)	371,100	8,817,336
CSR PLC *	367,348	8,557,096

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Fairchild Semiconductor International, Inc. * (a)	541,900	$9,846,323
Integrated Device Technology, Inc. * (a)	787,100	11,161,078
International Rectifier Corp. *	400,400	15,647,632
Silicon-On-Insulator Technologies *	324,000	9,576,367

		63,605,832
Software - 10.49%
Activision, Inc. *	1,156,300	13,158,694
Adobe Systems, Inc. *	543,700	16,506,732
American Reprographics Company * (a)	214,800	7,786,500
Cognos, Inc. * (a)	441,989	12,574,587
TomTom NV *	302,186	11,742,779
Transaction Systems Architects, Inc., Class A *	256,200	10,680,978
VeriFone Holdings, Inc. * (a)	664,796	20,262,982
Verint Systems, Inc. *	296,000	8,640,240

		101,353,492
Telecommunications Equipment & Services - 2.76%
Amdocs, Ltd. *	244,500	8,948,700
NeuStar, Inc., Class A *	170,000	5,737,500
Polycom, Inc. *	547,500	12,001,200

		26,687,400

Travel Services - 1.11%
Ctrip.com International Ltd., ADR (a)	210,600	10,751,130

TOTAL COMMON STOCKS (Cost $852,849,191)		$923,524,941

SHORT TERM INVESTMENTS - 24.75%
State Street Navigator Securities Lending Prime Portfolio (c)	$239,007,785	$239,007,785

TOTAL SHORT TERM INVESTMENTS
(Cost $239,007,785)		$239,007,785

REPURCHASE AGREEMENTS - 3.53%
UBS Tri-Party Repurchase Agreement dated 06/30/2006 at 4.50% to be repurchased at $34,111,787 on 07/03/2006,collateralized by $26,383,000 U.S.Treasury Bonds, 8.50% due 02/15/2020 (valued at $35,127,215, including interest)	$34,099,000	$34,099,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,099,000)		$34,099,000

Total Investments (Mid Cap Stock Trust) (Cost $1,125,955,976) - 123.90%		$1,196,631,726
Liabilities in Excess of Other Assets - (23.90)%		(230,820,172)

TOTAL NET ASSETS - 100.00%		$965,811,554

Mid Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.03%
Advertising - 2.00%
The Interpublic Group of Companies, Inc. * (a)	1,214,494	$10,141,025

Agriculture - 3.18%
Monsanto Company	85,802	7,223,671
Mosaic Company * (a)	570,271	8,924,741

		16,148,412

Auto Parts - 1.96%
Genuine Parts Company	239,607	9,982,028

Broadcasting - 1.91%
Clear Channel Communications, Inc.	314,400	9,730,680

Business Services - 6.38%
Cadence Design Systems, Inc. *	581,871	9,979,088
R.H. Donnelley Corp. * (a)	200,247	10,827,355
R.R. Donnelley & Sons Company	364,269	11,638,395

		32,444,838
Chemicals - 3.52%
Chemtura Corp.	627,469	5,860,561
Eastman Chemical Company (a)	222,938	12,038,652

		17,899,213
Computers & Business Equipment - 1.07%
Sybase, Inc. *	281,344	5,458,074

Containers & Glass - 4.17%
Ball Corp.	265,778	9,844,417
Pactiv Corp. *	458,627	11,351,018

		21,195,435
Crude Petroleum & Natural Gas - 1.72%
EOG Resources, Inc.	126,385	8,763,536

Electrical Equipment - 1.68%
Hubbell, Inc., Class B	178,663	8,513,292

Electrical Utilities - 6.13%
Ameren Corp. (a)	196,958	9,946,379
CMS Energy Corp. * (a)	661,277	8,556,924
Northeast Utilities	443,979	9,177,046
Puget Energy, Inc. (a)	162,443	3,489,276

		31,169,625
Gas & Pipeline Utilities - 2.40%
NiSource, Inc.	421,549	9,206,630
Southwest Gas Corp.	94,755	2,969,622

		12,176,252
Healthcare Products - 1.10%
Bausch & Lomb, Inc. (a)	113,955	5,588,353

Hotels & Restaurants - 2.41%
Brinker International, Inc. (a)	193,968	7,041,038
OSI Restaurant Partners, Inc. (a)	119,800	4,145,080
Yum! Brands, Inc.	21,418	1,076,683

		12,262,801
Household Products - 2.00%
Newell Rubbermaid, Inc. (a)	244,821	6,323,726

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Household Products (continued)
Tupperware Corp.	195,939	$3,858,039

		10,181,765
Industrial Machinery - 3.64%
CNH Global NV	102,154	2,443,523
Cummins, Inc.	59,583	7,284,022
W.W. Grainger, Inc.	116,912	8,795,290

		18,522,835
Insurance - 11.55%
ACE, Ltd.	73,037	3,694,942
Aetna, Inc.	136,972	5,469,292
Conseco, Inc. *	370,137	8,550,165
Everest Re Group, Ltd.	60,930	5,274,710
Genworth Financial, Inc.	191,283	6,664,300
PartnerRe, Ltd.	154,585	9,901,169
PMI Group, Inc. (a)	80,246	3,577,366
SAFECO Corp.	125,720	7,084,322
XL Capital, Ltd., Class A (a)	138,714	8,503,168

		58,719,434
Internet Software - 1.92%
McAfee, Inc. *	401,346	9,740,667

Manufacturing - 1.78%
Snap-on, Inc.	224,266	9,064,832

Metal & Metal Products - 2.14%
Timken Company	325,156	10,895,978

Mining - 0.77%
Potash Corp. of Saskatchewan, Inc.	45,461	3,908,282

Office Furnishings & Supplies - 1.89%
OfficeMax, Inc.	236,155	9,623,316

Paper - 3.09%
Bowater, Inc. (a)	259,135	5,895,321
MeadWestvaco Corp.	350,921	9,801,224

		15,696,545
Petroleum Services - 3.78%
GlobalSantaFe Corp.	170,534	9,848,338
Halliburton Company	126,547	9,391,053

		19,239,391
Pharmaceuticals - 4.01%
King Pharmaceuticals, Inc. *	625,471	10,633,007
Mylan Laboratories, Inc.	488,512	9,770,240

		20,403,247
Publishing - 1.17%
American Greetings Corp., Class A (a)	283,326	5,952,679

Real Estate - 1.93%
Host Hotels & Resorts, Inc., REIT	449,074	9,821,248

Retail Grocery - 2.34%
Safeway, Inc. (a)	230,427	5,991,102
The Kroger Company	269,300	5,886,898

		11,878,000

Mid Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade - 3.58%
Federated Department Stores, Inc.	234,848	$8,595,437
Foot Locker, Inc.	391,974	9,599,443

		18,194,880
Sanitary Services - 0.71%
Allied Waste Industries, Inc. *	317,900	3,611,344

Telecommunications Equipment & Services - 5.89%
ADC Telecommunications, Inc. *	374,753	6,318,336
Avaya, Inc. * (a)	725,956	8,290,417
Embarq Corp. *	92,400	3,787,476
JDS Uniphase Corp. *	1,821,700	4,608,901
Tellabs, Inc. *	521,984	6,947,607

		29,952,737
Telephone - 3.71%
CenturyTel, Inc.	177,447	6,592,156
Qwest Communications International, Inc. * (a)	1,513,812	12,246,739

		18,838,895
Travel Services - 2.50%
Sabre Holdings Corp.	576,669	12,686,718

TOTAL COMMON STOCKS (Cost $423,124,703)		$498,406,357

SHORT TERM INVESTMENTS - 21.45%
State Street Navigator Securities Lending Prime Portfolio (c)	$109,072,960	$109,072,960

TOTAL SHORT TERM INVESTMENTS
(Cost $109,072,960)		$109,072,960

REPURCHASE AGREEMENTS - 1.70%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $8,668,853 on 07/03/2006, collateralized by $8,840,000 Federal Home Loan Mortgage Corp., 5.375% due 05/22/2008 (valued at $8,840,000, including interest) (c)	$8,666,000	$8,666,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,666,000)		$8,666,000

Total Investments (Mid Cap Value Trust) (Cost $540,863,663) - 121.18%		$616,145,317
Liabilities in Excess of Other Assets - (21.18)%		(107,703,697)

TOTAL NET ASSETS - 100.00%		$508,441,620

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.57%

Advertising - 0.52%
The Interpublic Group of Companies, Inc. * (a)	53,113	$443,494
Aerospace - 0.47%
Goodrich Corp.	9,942	400,563

Agriculture - 2.32%
Agrium, Inc.	11,220	260,528
Archer-Daniels-Midland Company	20,185	833,237
Monsanto Company	5,221	439,556
Mosaic Company * (a)	29,546	462,395

		1,995,716
Air Travel - 1.69%
AMR Corp. * (a)	35,495	902,283
Continental Airlines, Inc., Class B * (a)	18,450	549,810

		1,452,093
Apparel & Textiles - 2.30%
Liz Claiborne, Inc.	24,031	890,589
Mohawk Industries, Inc. * (a)	3,364	236,657
VF Corp.	12,630	857,830

		1,985,076
Auto Parts - 0.65%
Genuine Parts Company	4,826	201,051
Johnson Controls, Inc.	4,365	358,890

		559,941
Automobiles - 0.10%
General Motors Corp. (a)	2,916	86,868

Banking - 2.06%
AmSouth Bancorp.	29,610	783,185
Comerica, Inc.	13,236	688,140
Huntington Bancshares, Inc.	12,980	306,068

		1,777,393
Building Materials & Construction - 2.31%
American Standard Companies, Inc.	37,734	1,632,750
Chicago Bridge & Iron Company NV	14,917	360,246

		1,992,996
Business Services - 4.88%
Computer Sciences Corp. *	14,873	720,448
Dun & Bradstreet Corp. *	3,325	231,686
Electronic Data Systems Corp.	42,266	1,016,920
Fluor Corp.	8,283	769,739
Pitney Bowes, Inc.	5,718	236,154
R.H. Donnelley Corp. *	16,159	873,717
R.R. Donnelley & Sons Company	11,162	356,626

		4,205,290
Chemicals - 3.53%
Cabot Corp.	8,599	296,838
Eastman Chemical Company	18,731	1,011,474
Imperial Chemical Industries PLC	14,356	383,305
Lubrizol Corp.	7,379	294,053
PPG Industries, Inc.	15,796	1,042,536

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Tronox, Inc.	660	$8,692

		3,036,898
Computers & Business Equipment - 0.50%
Diebold, Inc.	10,579	429,719

Construction & Mining Equipment - 0.50%
National Oilwell, Inc. *	6,819	431,779

Construction Materials - 0.51%
Louisiana-Pacific Corp.	5,065	110,923
USG Corp. * (a)	4,534	330,665

		441,588
Crude Petroleum & Natural Gas - 2.83%
Newfield Exploration Company *	8,570	419,416
Pioneer Natural Resources Company (a)	27,585	1,280,220
Sunoco, Inc.	10,597	734,266

		2,433,902
Electrical Equipment - 1.11%
Ballard Power Systems, Inc. * (a)	13,250	77,512
Cooper Industries, Ltd., Class A	8,968	833,307
Plug Power, Inc. * (a)	9,002	42,039

		952,858
Electrical Utilities - 3.79%
American Electric Power Company, Inc.	6,234	213,514
CMS Energy Corp. *	12,175	157,545
Consolidated Edison, Inc. (a)	9,468	420,758
Constellation Energy Group, Inc.	8,505	463,693
DPL, Inc.	11,500	308,200
DTE Energy Company	7,860	320,216
Edison International	5,430	211,770
Pinnacle West Capital Corp.	29,230	1,166,569

		3,262,265
Electronics - 0.64%
Solectron Corp. *	162,142	554,526

Energy - 1.30%
Energy East Corp.	24,931	596,599
Fuelcell Energy, Inc. * (a)	6,798	65,125
Southwestern Energy Company *	4,347	135,452
Xcel Energy, Inc. (a)	16,643	319,213

		1,116,389
Financial Services - 0.24%
Amvescap PLC	22,452	205,569

Food & Beverages - 1.22%
Del Monte Foods Company	34,938	392,354
Tyson Foods, Inc., Class A	44,191	656,678

		1,049,032
Forest Products - 0.80%
Rayonier, Inc.	18,219	690,682

Gas & Pipeline Utilities - 2.88%
El Paso Corp.	54,794	821,910
Enbridge, Inc.	15,340	468,944

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
NiSource, Inc.	54,409	$1,188,292

		2,479,146
Healthcare Services - 1.13%
Humana, Inc. *	18,180	976,266

Holdings Companies/Conglomerates - 1.91%
Loews Corp.	33,501	1,187,610
Textron, Inc.	4,922	453,710

		1,641,320
Hotels & Restaurants - 0.84%
Hilton Hotels Corp.	25,546	722,441

Household Appliances - 0.91%
Whirlpool Corp.	9,504	785,506

Industrial Machinery - 4.64%
AGCO Corp. *	42,218	1,111,178
Dover Corp.	13,660	675,214
Energy Conversion Devices, Inc. * (a)	3,115	113,479
Ingersoll-Rand Company, Class A	27,299	1,167,851
Manitowoc, Inc.	9,207	409,711
Terex Corp. *	5,291	522,222

		3,999,655
Insurance - 13.16%
ACE, Ltd.	30,953	1,565,912
Aon Corp.	51,656	1,798,662
Axis Capital Holdings, Ltd.	21,772	622,897
Conseco, Inc. *	8,882	205,174
Everest Re Group, Ltd.	21,187	1,834,159
Lincoln National Corp.	15,601	880,521
PartnerRe, Ltd.	20,600	1,319,430
TorchmarK Corp.	9,885	600,217
Willis Group Holdings, Ltd.	15,314	491,579
XL Capital, Ltd., Class A	32,946	2,019,590

		11,338,141
International Oil - 2.72%
Hess Corp.	13,888	733,981
Nabors Industries, Ltd. * (a)	21,852	738,379
Weatherford International, Ltd. *	17,584	872,518

		2,344,878
Internet Software - 0.51%
McAfee, Inc. *	17,995	436,739

Leisure Time - 1.48%
Regal Entertainment Group, Class A (a)	17,100	347,472
Royal Caribbean Cruises, Ltd. (a)	24,277	928,595

		1,276,067

Manufacturing - 5.16%
Cameron International Corp. *	20,834	995,240
Eaton Corp.	20,338	1,533,485
Reddy Ice Holdings, Inc. (a)	11,760	239,316
Rockwell Automation, Inc.	12,853	925,545

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Stanley Works	15,934	$752,403

		4,445,989
Medical-Hospitals - 0.46%
Health Management Associates, Inc., Class A	20,149	397,137

Mining - 1.46%
Freeport-McMoran Copper & Gold, Inc.,
Class B	10,841	600,700
Phelps Dodge Corp.	8,021	659,005

		1,259,705
Paper - 1.09%
Bowater, Inc. (a)	13,167	299,549
MeadWestvaco Corp.	11,017	307,705
Temple-Inland, Inc.	7,812	334,901

		942,155
Petroleum Services - 6.66%
BJ Services Company	28,059	1,045,478
ENSCO International, Inc.	12,347	568,209
GlobalSantaFe Corp.	27,413	1,583,101
McDermott International, Inc. *	32,440	1,475,024
Smith International, Inc.	16,601	738,246
Suncor Energy, Inc.	3,979	322,339

		5,732,397
Pharmaceuticals - 1.91%
AmerisourceBergen Corp.	12,916	541,439
Hospira, Inc. *	5,347	229,600
King Pharmaceuticals, Inc. *	18,509	314,653
Mylan Laboratories, Inc.	19,296	385,920
Watson Pharmaceuticals, Inc. *	7,290	169,711

		1,641,323
Photography - 0.71%
Eastman Kodak Company (a)	25,763	612,644

Publishing - 0.91%
Tribune Company (a)	24,199	784,774

Real Estate - 1.62%
Boston Properties, Inc., REIT	2,633	238,023
Crescent Real Estate Equities Company, REIT	19,889	369,140
Equity Residential, REIT	17,640	789,037

		1,396,200
Retail Trade - 2.04%
Family Dollar Stores, Inc.	25,065	612,338
Federated Department Stores, Inc.	5,832	213,451
J.C. Penney Company, Inc.	8,980	606,240
Ritchie Brothers Auctioneers, Inc.	6,155	327,323

		1,759,352
Sanitary Services - 0.11%
Insituform Technologies, Inc., Class A *	4,260	97,511

Semiconductors - 2.47%
Intersil Corp., Class A	29,964	696,663
Microchip Technology, Inc.	13,427	450,476

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
National Semiconductor Corp.	40,963	$976,967

		2,124,106
Software - 1.12%
BMC Software, Inc. *	40,291	962,955

Steel - 0.94%
Nucor Corp.	14,982	812,774

Telecommunications Equipment & Services - 1.52%
Citizens Communications Company	16,800	219,240
Tellabs, Inc. *	82,030	1,091,819

		1,311,059
Telephone - 2.02%
CenturyTel, Inc.	22,952	852,667
Qwest Communications International, Inc. * (a)	109,308	884,302

		1,736,969
Tobacco - 1.75%
Loews Corp. - Carolina Group	18,600	955,482
Reynolds American, Inc. (a)	4,770	549,981

		1,505,463
Toys, Amusements & Sporting Goods - 0.27%
Hasbro, Inc.	12,865	232,985

Trucking & Freight - 1.90%
CSX Corp.	23,264	1,638,716

TOTAL COMMON STOCKS (Cost $87,661,644)		$84,899,010

PREFERRED STOCKS - 0.02%

Computers & Business Equipment - 0.02%
Xerox Corp. *	137	15,415

TOTAL PREFERRED STOCKS (Cost $16,464)		$15,415

CORPORATE BONDS - 0.59%

Telephone - 0.59%
Qwest Communications International, Inc.
3.50% due 11/15/2025	$335,000	507,525

TOTAL CORPORATE BONDS (Cost $453,087)		$507,525

SHORT TERM INVESTMENTS - 15.59%
HSBC Finance Corp.
zero coupon due 07/03/2006	$3,000,000	$2,999,118
State Street Navigator Securities Lending
Prime Portfolio	10,430,623	10,430,623

TOTAL SHORT TERM INVESTMENTS
(Cost $13,429,741)		$13,429,741

Total Investments (Mid Cap Value Equity Trust)
(Cost $101,560,936) - 114.77%		$98,851,691
Liabilities in Excess of Other Assets - (14.77)%		(12,722,189)

TOTAL NET ASSETS - 100.00%		$86,129,502

Mid Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.02%

Advertising - 0.48%
Lamar Advertising Company * (a)	15,000	$807,900

Aerospace - 1.21%
Raytheon Company	35,400	1,577,778
Rockwell Collins, Inc.	8,300	463,721

		2,041,499
Air Travel - 1.38%
Southwest Airlines Company	142,000	2,324,540

Apparel & Textiles - 0.64%
Cintas Corp.	27,000	1,073,520

Banking - 7.05%
Citizens Banking Corp. (a)	4,100	100,081
Commerce Bancshares, Inc. (a)	31,120	1,557,556
First Horizon National Corp. (a)	22,700	912,540
Huntington Bancshares, Inc.	14,200	334,836
Investors Financial Services Corp. (a)	40,200	1,804,980
Newalliance Bancshares, Inc. (a)	49,700	711,207
North Fork Bancorporation, Inc.	23,600	712,012
Northern Trust Corp.	38,700	2,140,110
Regions Financial Corp.	34,200	1,132,704
TCF Financial Corp.	37,100	981,295
Valley National Bancorp (a)	5,880	151,175
Westamerica Bancorp (a)	27,100	1,327,087

		11,865,583
Biotechnology - 0.79%
Cephalon, Inc. * (a)	3,800	228,380
MedImmune, Inc. * (a)	33,800	915,980
Neurocrine Biosciences, Inc. * (a)	16,900	179,140

		1,323,500
Broadcasting - 2.73%
Cox Radio, Inc., Class A * (a)	59,100	852,222
Discovery Holding Company * (a)	65,900	964,117
Entercom Communications Corp. (a)	32,900	860,664
Univision Communications, Inc., Class A *	57,300	1,919,550

		4,596,553
Building Materials & Construction - 0.91%
American Standard Companies, Inc.	35,600	1,540,412
Business Services - 4.72%
Equifax, Inc.	35,700	1,225,938
H & R Block, Inc.	67,500	1,610,550
Manpower, Inc.	31,900	2,060,740
Reuters Group PLC (a)	9,300	395,343
The BISYS Group, Inc. *	134,100	1,837,170
The ServiceMaster Company	33,100	341,923
Total Systems Services, Inc. (a)	24,400	469,700

		7,941,364
Cable and Television - 0.51%
Cablevision Systems New York Group, Class A *	6,700	143,715

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cable and Television (continued)
EchoStar Communications Corp., Class A * (a)	23,200	$714,792

		858,507
Cellular Communications - 1.29%
Telephone & Data Systems, Inc. - Special Shares	7,500	291,750
Telephone & Data Systems, Inc.	45,300	1,875,420

		2,167,170
Computers & Business Equipment - 0.93%
Sun Microsystems, Inc. *	378,200	1,569,530

Cosmetics & Toiletries - 0.12%
Estee Lauder Companies, Inc., Class A	5,100	197,217

Domestic Oil - 1.97%
Murphy Oil Corp.	59,400	3,318,084

Electrical Equipment - 1.58%
American Power Conversion Corp.	25,100	489,199
Molex, Inc.	75,400	2,166,242

		2,655,441
Electrical Utilities - 3.34%
Mirant Corp. *	39,800	1,066,640
Pinnacle West Capital Corp.	55,000	2,195,050
TECO Energy, Inc.	158,000	2,360,520

		5,622,210
Electronics - 2.00%
AVX Corp. (a)	107,600	1,699,004
Synopsys, Inc. *	89,200	1,674,284

		3,373,288
Energy - 3.51%
Duke Energy Corp.	63,300	1,859,121
Energy East Corp.	25,800	617,394
Hanover Compressor Company * (a)	113,500	2,131,530
NRG Energy, Inc. * (a)	13,800	664,884
Xcel Energy, Inc. (a)	33,300	638,694

		5,911,623
Financial Services - 4.21%
E*TRADE Financial Corp. *	18,100	413,042
Janus Capital Group, Inc.	76,000	1,360,400
LaBranche & Company, Inc. * (a)	9,300	112,623
Lazard, Ltd., Class A (a)	17,200	694,880
Moneygram International, Inc.	35,600	1,208,620
PNC Financial Services Group, Inc.	17,300	1,213,941
Synovus Financial Corp.	68,600	1,837,108
Waddell & Reed Financial, Inc., Class A (a)	12,100	248,776

		7,089,390
Food & Beverages - 3.48%
Campbell Soup Company	42,000	1,558,620
H.J. Heinz Company	17,600	725,472
McCormick & Company, Inc.	20,500	687,775
Sara Lee Corp.	118,200	1,893,564

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
William Wrigley Jr. Company	22,100	$1,002,456

		5,867,887
Forest Products - 0.74%
Weyerhaeuser Company	20,000	1,245,000

Gas & Pipeline Utilities - 2.37%
Dynegy, Inc., Class A *	219,600	1,201,212
NiSource, Inc.	127,900	2,793,336

		3,994,548
Gold - 0.50%
Anglogold Ashanti, Ltd. (a)	9,600	461,952
Meridian Gold, Inc. * (a)	12,000	380,160

		842,112
Healthcare Products - 1.64%
Becton, Dickinson & Company	14,900	910,837
Kinetic Concepts, Inc. *	2,400	105,960
Zimmer Holdings, Inc. *	30,700	1,741,304

		2,758,101
Healthcare Services - 3.09%
Amerigroup Corp. * (a)	29,800	924,992
Healthsouth Corp. * (a)	244,900	942,865
Lincare Holdings, Inc. *	50,900	1,926,056
Weight Watchers International, Inc. (a)	34,300	1,402,527

		5,196,440
Holdings Companies/Conglomerates - 0.95%
Pearson PLC (a)	117,000	1,597,050

Hotels & Restaurants - 0.09%
OSI Restaurant Partners, Inc. (a)	4,300	148,780

Household Products - 1.91%
Newell Rubbermaid, Inc.	43,000	1,110,690
The Clorox Company	34,500	2,103,465

		3,214,155
Industrial Machinery - 1.41%
Deere & Company	13,900	1,160,511
Grant Prideco, Inc. *	27,000	1,208,250

		2,368,761
Insurance - 9.79%
Aspen Insurance Holdings, Ltd. (a)	40,300	938,587
Axis Capital Holdings, Ltd.	60,900	1,742,349
Genworth Financial, Inc.	66,000	2,299,440
Lincoln National Corp.	26,675	1,505,537
Marsh & McLennan Companies, Inc.	109,800	2,952,522
Ohio Casualty Corp.	29,400	874,062
St. Paul Travelers Companies, Inc.	53,817	2,399,162
UnumProvident Corp. (a)	53,200	964,516
Willis Group Holdings, Ltd. (a)	53,400	1,714,140
XL Capital, Ltd., Class A	17,900	1,097,270

		16,487,585
Internet Retail - 0.36%
IAC/InterActiveCorp. * (a)	22,999	609,243

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Internet Software - 0.61%
McAfee, Inc. *	42,300	$1,026,621

Manufacturing - 1.50%
Cameron International Corp. *	41,600	1,987,232
Harley-Davidson, Inc.	9,900	543,411

		2,530,643
Medical-Hospitals - 2.65%
Health Management Associates, Inc., Class A	50,200	989,442
Lifepoint Hospitals, Inc. *	25,800	828,954
Tenet Healthcare Corp. *	10,000	69,800
Universal Health Services, Inc., Class B	51,100	2,568,286

		4,456,482
Mining - 0.12%
Potash Corp. of Saskatchewan, Inc.	2,400	206,328

Newspapers - 2.04%
Dow Jones & Company, Inc. (a)	49,900	1,746,999
The New York Times Company, Class A (a)	68,800	1,688,352

		3,435,351
Paper - 2.75%
Bowater, Inc. (a)	21,800	495,950
Domtar, Inc.	201,100	1,242,798
International Paper Company	74,500	2,406,350
MeadWestvaco Corp.	17,500	488,775

		4,633,873
Pharmaceuticals - 1.24%
OSI Pharmaceuticals, Inc. * (a)	27,400	903,104
Valeant Pharmaceuticals International (a)	70,000	1,184,400

		2,087,504
Publishing - 2.56%
Meredith Corp.	31,200	1,545,648
Scholastic Corp. * (a)	41,000	1,064,770
Tribune Company	52,300	1,696,089

		4,306,507
Real Estate - 1.12%
Apartment Investment & Management Company, Class A, REIT	31,700	1,377,365
Equity Office Properties Trust, REIT (a)	14,000	511,140

		1,888,505
Retail Trade - 4.12%
Big Lots, Inc. * (a)	97,600	1,667,008
Dillard’s, Inc., Class A (a)	12,400	394,940
Family Dollar Stores, Inc.	64,900	1,585,507
Gap, Inc.	92,500	1,609,500
The TJX Companies, Inc.	73,900	1,689,354

		6,946,309
Sanitary Services - 2.49%
Allied Waste Industries, Inc. * (a)	126,000	1,431,360
Nalco Holding Company *	156,500	2,759,095

		4,190,455

Mid Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Semiconductors - 1.60%
KLA-Tencor Corp.	16,400	$681,748
Novellus Systems, Inc. *	67,300	1,662,310
Spansion, Inc. *	21,500	342,710

		2,686,768
Software - 1.77%
Intuit, Inc. *	49,300	2,977,227

Telecommunications Equipment & Services - 0.59%
Andrew Corp. *	23,900	211,754
Telus Corp., Non Voting Shares	19,300	779,334

		991,088
Toys, Amusements & Sporting Goods - 2.21%
Hasbro, Inc.	68,200	1,235,102
Mattel, Inc.	151,000	2,493,010

		3,728,112
Transportation - 0.95%
Laidlaw International, Inc.	63,200	1,592,640

TOTAL COMMON STOCKS (Cost $145,853,544)		$158,291,406

PREFERRED STOCKS - 0.97%

Automobiles - 0.37%
General Motors Corp., Series A * (a)	25,700	627,337

Energy - 0.15%
NRG Energy, Inc., Series 4 *	200	256,625

Sanitary Services - 0.45%
Allied Waste Industries, Inc., Series D * (a)	2,400	756,554

TOTAL PREFERRED STOCKS (Cost $1,364,737)		$1,640,516

CORPORATE BONDS - 0.38%

Energy - 0.01%
Xcel Energy, Inc.
7.50% due 11/21/2007	$7,000	11,104

Telecommunications Equipment & Services - 0.37%
Lucent Technologies Inc., Series B
2.75% due 06/15/2025	644,000	632,685

TOTAL CORPORATE BONDS (Cost $698,910)		$643,789

SHORT TERM INVESTMENTS - 22.67%
State Street Navigator Securities
Lending Prime Portfolio (c)	$35,085,541	$35,085,541
T. Rowe Price Reserve Investment Fund (c)	3,081,795	3,081,795

TOTAL SHORT TERM INVESTMENTS
(Cost $38,167,336)		$38,167,336

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 1.71%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $2,873,946 on 07/03/2006, collateralized by $2,935,000 Federal National Mortgage Association, 5.50% due 05/29/2009 (valued at $2,935,000, including interest) (c)	$2,873,000	$2,873,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,873,000)		$2,873,000

Total Investments (Mid Value Trust)
(Cost $188,957,527) - 119.75%		$201,616,047
Liabilities in Excess of Other Assets - (19.75)%		(33,247,537)

TOTAL NET ASSETS - 100.00%		$168,368,510

Money Market Trust

	Shares or Principal Amount	Value

SUPRANATIONAL OBLIGATIONS - 3.75%

Supranational - 3.75%
International Bank for Reconstruction &
Development Discount Notes
zero coupon due 07/07/2006	$74,919,000	$74,855,869
zero coupon due 07/06/2006	28,700,000	28,679,850

		103,535,719

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $103,535,719)		$103,535,719

COMMERCIAL PAPER - 21.52%

Banking - 1.81%
Royal Bank of Scotland PLC
zero coupon due 07/06/2006	50,000,000	49,965,521

Diversified Financial Services - 3.25%
BMW US Capital LLC
zero coupon due 07/06/2006	40,000,000	39,971,333
General Electric Capital Services
zero coupon due 07/10/2006	50,000,000	49,936,625

		89,907,958
Electronics - 1.56%
Emerson Electric Company
zero coupon due 07/14/2006	43,315,000	43,233,351

Financial Services - 11.64%
Goldman Sachs Group, Inc.
zero coupon due 07/10/2006	50,000,000	49,934,750
ING (U.S.) Funding LLC
zero coupon due 07/14/2006	27,200,000	27,149,612
Merrill Lynch & Company
zero coupon due 07/13/2006	85,000,000	84,857,854
Morgan Stanley
zero coupon due 07/24/2006	30,000,000	29,898,992

Money Market Trust (continued)

	Shares or Principal Amount	Value

COMMERCIAL PAPER (continued)

Financial Services (continued)
National Australia Funding Corp.
zero coupon due 07/05/2006	50,000,000	$49,971,889
UBS Finance (Delaware) LLC
zero coupon due 07/05/2006	80,000,000	79,914,542

		321,727,639

Manufacturing - 1.81%
Honeywell International
zero coupon due 07/10/2006	50,000,000	49,934,500

Retail - 1.45%
Target Corp.
zero coupon due 07/10/2006	40,000,000	39,948,000

TOTAL COMMERCIAL PAPER (Cost $594,716,969)		$594,716,969

U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.21%

Federal Home Loan Bank - 18.39%
Federal Home Loan Bank Discount Notes
zero coupon due 07/05/2006 to 08/11/2006	509,492,000	508,272,727

Federal Home Loan Mortgage Corp. - 20.89%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/11/2006 to 07/25/2006	578,924,000	577,475,346

Federal National Mortgage
Association - 18.93%
Federal National Mortgage Association Discount Notes
zero coupon due 07/03/2006 to 07/24/2006	523,826,000	523,153,985

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,608,902,058)		$1,608,902,058

U.S. TREASURY OBLIGATIONS - 17.65%

U.S. Treasury - 17.65%
U.S. Treasury Bills
zero coupon due 07/06/2006 to 09/07/2006	490,000,000	487,834,586

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $487,834,586)		$487,834,586

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 4.23% to be repurchased at $10,004 on 07/3/2006, collateralized by $10,000 U.S. Treasury Bonds, 9.875% due 11/15/2015 (valued at $13,533, including interest) (c)	$10,000	$10,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,000)		$10,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Total Investments (Money Market Trust)
(Cost $2,794,999,332) - 101.13%	$2,794,999,332
Liabilities in Excess of Other Assets - (1.13)%	(31,291,386)

TOTAL NET ASSETS - 100.00%	$2,763,707,946

Money Market Trust B

	Shares or Principal Amount	Value

SUPRANATIONAL OBLIGATIONS - 3.96%

Supranational - 3.96%
International Bank for Reconstruction &
Development Discount Notes
zero coupon due 07/05/2006	$20,000,000	$19,988,889

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $19,988,889)		$19,988,889

COMMERCIAL PAPER - 14.45%

Banking - 2.97%
UBS Finance (Delaware) LLC
zero coupon due 07/05/2006	15,000,000	14,991,433

Diversified Financial Services - 2.97%
BMW US Capital LLC
zero coupon due 07/05/2006	15,000,000	14,991,567

Financial Services - 5.94%
ING US Funding LLC
zero coupon due 07/12/2006	15,000,000	14,976,648
Merrill Lynch & Company
zero coupon due 07/06/2006	15,000,000	14,989,417

		29,966,065
Retail - 2.57%
Target Corp.
zero coupon due 07/10/2006	13,000,000	12,983,100

TOTAL COMMERCIAL PAPER (Cost $72,932,165)		$72,932,165

U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.74%

Federal Home Loan Bank - 20.74%
Federal Home Loan Bank Discount Notes
zero coupon due 07/11/2006 to 08/04/2006	104,925,000	104,635,156

Federal Home Loan Mortgage Corp. - 21.30%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/11/2006 to 07/24/2006	107,725,000	107,473,978

Federal National Mortgage Association - 12.70%
Federal National Mortgage Association
Discount Notes
zero coupon due 07/05/2006 to 07/07/2006	64,100,000	64,058,612

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $276,167,746)		$276,167,746

Money Market Trust B (continued)

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 27.69%

U.S. Treasury - 27.69%
U.S. Treasury Bills
zero coupon due 07/06/2006 to 09/07/2006	140,000,000	$139,726,222

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $139,726,222)		$139,726,222

Total Investments (Money Market Trust B)
(Cost $508,815,022) - 100.84%		$508,815,022
Liabilities in Excess of Other Assets - (0.84)%		(4,261,207)

TOTAL NET ASSETS - 100.00%		$504,553,815

Natural Resources Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.52%

Aluminum - 1.54%
Alcoa, Inc.	457,575	$14,807,127

Chemicals - 0.04%
Arkema, ADR * (a)	9,770	381,146

Coal - 1.95%
CONSOL Energy, Inc. (a)	256,514	11,984,334
Massey Energy Company (a)	187,377	6,745,572

		18,729,906
Crude Petroleum & Natural Gas - 7.17%
EOG Resources, Inc.	374,831	25,990,782
Newfield Exploration Company *	200,348	9,805,031
Surgutneftegaz, ADR (a)	135,055	9,872,520
XTO Energy, Inc.	526,314	23,299,921

		68,968,254
Domestic Oil - 5.92%
Noble Energy, Inc.	204,836	9,598,615
Suncor Energy, Inc.	352,693	28,576,041
Western Oil Sands, Inc. *	679,042	18,842,654

		57,017,310
Gas & Pipeline Utilities - 1.87%
Equitable Resources, Inc. (a)	195,740	6,557,290
Western Gas Resources, Inc. (a)	191,252	11,446,432

		18,003,722
Gold - 1.78%
Barrick Gold Corp.	245,172	7,257,091
Gold Fields, Ltd.	438,063	9,907,330

		17,164,421
International Oil - 27.79%
Canadian Natural Resources, Ltd.	948,467	52,501,689
China Petroleum and Chemical Corp., ADR (a)	157,835	9,034,476
ConocoPhillips	294,159	19,276,239
EnCana Corp. - CAD	860,808	45,379,636
Exxon Mobil Corp.	603,695	37,036,688
Lukoil Oil Company, ADR	6,600	549,120

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Natural Resources Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Lukoil Oil Company, ADR (a)	242,273	$20,157,114
Petroleo Brasileiro SA, ADR (a)	248,151	22,162,366
Royal Dutch Shell PLC, ADR, Class B shares (a)	145,864	10,191,518
Royal Dutch Shell PLC, ADR	190,431	12,755,068
Talisman Energy, Inc.	2,201,202	38,456,874

		267,500,788

Metal & Metal Products - 15.94%
Alumina, Ltd.	2,637,612	13,214,930
Cameco Corp. (a)	919,678	36,759,530
Companhia Siderurgica Nacional SA, ADR (a)	291,403	9,383,176
Companhia Vale Do Rio Doce, ADR	1,858,948	38,257,150
Companhia Vale Do Rio Doce, ADR (a)	584,894	14,060,852
Inco, Ltd.	222,321	14,650,954
Vedanta Resources PLC	1,074,902	27,085,879

		153,412,471

Mining - 11.61%
Aluminum Corp. China, Ltd., ADR (a)	142,628	10,654,312
Anglo American PLC	223,216	9,153,034
Anglo Platinum, Ltd.	262,072	27,623,113
Freeport-McMoran Copper & Gold, Inc., Class B (a)	258,770	14,338,446
Impala Platinum Holdings, Ltd.	47,059	8,670,865
Newmont Mining Corp.	267,800	14,174,654
Xstrata PLC	716,715	27,163,051

		111,777,475

Paper - 2.18%
Abitibi Consolidated, Inc.	357,881	980,594
International Paper Company	620,635	20,046,511

		21,027,105

Petroleum Services - 16.16%
BP PLC, SADR	433,273	30,160,133
GlobalSantaFe Corp. (a)	147,777	8,534,122
Halliburton Company	177,549	13,175,911
Petro-Canada	304,569	14,466,345
Repsol YPF SA, ADR	232,224	6,516,205
Total SA, ADR	390,038	25,555,290
Transocean, Inc. *	123,715	9,936,789
Valero Energy Corp.	710,234	47,244,766

		155,589,561

Steel - 1.57%
Mittal Steel Company, NV (a)	494,294	15,080,910

TOTAL COMMON STOCKS (Cost $582,357,150)		$919,460,196

PREFERRED STOCKS - 0.19%

Mining - 0.19%
Anglo American Platinum Corp., Ltd.- ZAR *	48,752	1,858,062

TOTAL PREFERRED STOCKS (Cost $783,311)		$1,858,062

Natural Resources Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 16.02%

State Street Navigator Securities Lending Prime Portfolio (c)	$154,173,884	$154,173,884

TOTAL SHORT TERM INVESTMENTS
(Cost $154,173,884)		$154,173,884

REPURCHASE AGREEMENTS - 4.27%
UBS Tri-Party Repurchase Agreement dated 06/30/2006 at 4.50% to be repurchased at $41,118,414 on 07/03/2006, collateralized by $31,802,000 U.S.Treasury Bonds, 8.875% due 08/15/2017 (valued at $42,353,030, including interest)	$41,103,000	$41,103,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,103,000)		$41,103,000

Total Investments (Natural Resources Trust)
(Cost $778,417,345) - 116.00%		$1,116,595,142

Liabilities in Excess of Other Assets - (16.00)%		(154,019,155)
TOTAL NET ASSETS - 100.00%		$962,575,987

Overseas Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.64%

Australia - 2.64%
Amcor, Ltd.	104,100	$516,152
Brambles Industries, Ltd. (a)	50,107	409,111
Foster’s Group, Ltd.	200,980	816,000
Macquarie Bank, Ltd. (a)	31,820	1,629,669
NRMA Insurance Group, Ltd. (a)	428,939	1,703,333
Promina Group (a)	291,245	1,214,913
QBE Insurance Group, Ltd.	68,714	1,045,561
Rinker Group, Ltd.	196,085	2,385,468
Telstra Corp., Ltd.	98,103	267,966
Woolworths, Ltd.	128,842	1,927,004

		11,915,177
Austria - 0.36%
Raiffeisen International Bank Holding AG (a)	10,000	867,661
Telekom Austria AG	13,474	299,761
Wienerberger Baustoffindustrie AG (a)	10,000	474,721

		1,642,143
Belgium - 0.37%
Fortis Group SA (a)	13,900	472,828
UCB SA	21,800	1,178,357

		1,651,185
Bermuda - 0.21%
Li & Fung, Ltd.	455,400	923,465
Canada - 5.34%
Abitibi Consolidated, Inc. (a)	58,400	157,654

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Alcan Aluminum, Ltd. USD (a)	113,102	$5,304,129
Barrick Gold Corp.	94,900	2,809,040
Cameco Corp.	71,400	2,847,675
Canadian Natural Resources, Ltd.	76,600	4,240,136
Finning International, Inc.	15,500	517,130
Inco, Ltd.	15,600	1,028,040
Methanex Corp.	23,800	502,255
Potash Corp. of Saskatchewan, Inc. (a)	28,000	2,400,717
Rogers Communications, Inc. (a)	21,200	853,894
Suncor Energy, Inc.	29,700	2,406,366
Telus Corp. - Non Voting Shares (a)	8,000	323,229
Telus Corp.	3,300	136,232
Toronto Dominion Bank Ontario (a)	10,700	543,925

		24,070,422
Denmark - 0.39%
Novo Nordisk AS	27,580	1,755,334

Finland - 1.75%
Neste Oil Oyj (a)	45,600	1,604,756
Nokia AB - Oyj	190,700	3,889,231
Nokia Oyj, SADR	35,900	727,334
UPM-Kymmene Oyj	77,600	1,670,866

		7,892,187
France - 10.75%
Accor SA (a)	17,900	1,088,551
AXA Group	28,700	941,063
BNP Paribas SA (a)	62,992	6,025,004
Bouygues SA (a)	81,933	4,208,865
Compagnie Generale des Etablissements Michelin, Class B (a)	10,500	630,619
Dassault Systemes SA * (a)	23,500	1,258,236
Essilor International SA (a)	7,000	703,968
Groupe Danone SA (a)	9,500	1,206,067
Lafarge SA (a)	20,500	2,571,132
L’Air Liquide SA (a)	5,761	1,121,187
L’Oreal SA (a)	32,864	3,101,352
PagesJaunes Groupe SA (a)	31,961	1,002,656
Renault Regie Nationale SA (a)	25,500	2,737,156
Sanofi-Aventis (a)	101,642	9,910,096
Schneider Electric SA (a)	40,765	4,245,464
Societe Generale (a)	9,222	1,355,199
Thales SA (a)	20,800	811,732
Total SA (a)	39,200	2,577,221
Veolia Environnement SA (a)	29,306	1,513,302
Vivendi Universal SA (a)	41,013	1,435,993

		48,444,863
Germany - 5.14%
Allianz AG (a)	11,228	1,772,229
Altana AG	21,500	1,196,758
Bayer AG	26,500	1,217,038
Bayerische Motoren Werke (BMW) AG	10,800	539,059
Commerzbank AG	29,661	1,077,942

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Continental AG	7,500	$765,944
DaimlerChrysler AG	36,200	1,786,954
Deutsche Bank AG (a)	14,781	1,662,136
Deutsche Post AG (a)	60,100	1,609,704
E.ON AG (a)	11,145	1,282,033
Infineon Technologies AG *	63,000	701,195
SAP AG, SADR	4,600	241,592
SAP AG (a)	12,980	2,736,773
Siemens AG	40,652	3,533,967
Volkswagen AG (a)	43,200	3,026,789

		23,150,113
Greece - 0.19%
Greek Organization of Football Prognostics	23,490	849,473

Hong Kong - 1.74%
Bank of East Asia, Ltd.	346,800	1,424,349
BOC Hong Kong Holdings, Ltd. (a)	434,000	849,337
Hang Lung Group, Ltd.	370,000	800,309
Hang Lung Properties, Ltd.	429,000	776,033
PCCW, Ltd. (a)	1,314,000	938,934
Sun Hung Kai Properties, Ltd. (a)	87,000	887,138
Swire Pacific, Ltd., Class A	211,000	2,177,372

		7,853,472
Ireland - 0.79%
CRH PLC - London	87,600	2,853,344
Depfa Bank PLC	43,500	720,401

		3,573,745
Israel - 0.08%
Teva Pharmaceutical Industries, Ltd., SADR	11,100	350,649

Italy - 0.49%
Banca Intesa SpA	161,595	945,744
Eni SpA (a)	43,472	1,279,333

		2,225,077
Japan - 27.34%
Advantest Corp. (a)	19,900	2,026,409
AEON Company, Ltd.	87,700	1,922,423
Astellas Pharmaceuticals, Inc.	16,900	619,886
Bridgestone Corp.	32,800	631,623
Canon, Inc. (a)	18,600	911,279
Daiichi Sankyo Company, Ltd.	53,300	1,466,268
Daimaru, Inc.	60,000	794,376
Daiwa House Industry Company, Ltd. (a)	47,000	751,146
Fanuc, Ltd.	37,000	3,321,776
Hirose Electric Company, Ltd.	3,700	449,151
Hoya Corp.	17,300	614,916
Japan Tobacco, Inc.	237	863,098
Kansai Electric Power Company, Ltd.	67,400	1,506,869
Kao Corp.	63,000	1,647,832
Keyence Corp.	2,600	663,482
Millea Holdings, Inc.	107	1,990,393
Mitsubishi Corp.	109,700	2,189,114

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi Estate Company, Ltd. (a)	129,000	$2,737,610
Mitsubishi Heavy Industries, Ltd.	273,000	1,177,783
Mitsubishi UFJ Financial Group, Inc.	239	3,339,592
Mitsui & Company, Ltd.	53,000	747,985
Mitsui Fudosan Company, Ltd.	29,000	629,361
Mitsui Sumitomo Insurance Company, Ltd.	52,100	653,838
Mizuho Financial Group, Inc.	759	6,423,047
NGK Spark Plug Company, Ltd. (a)	35,000	703,026
Nidec Corp.	13,600	973,931
Nikon Corp. (a)	45,000	785,206
Nintendo Company, Ltd.	27,000	4,527,313
Nippon Electric Glass Company, Ltd.	113,000	2,264,836
Nippon Telegraph & Telephone Corp.	213	1,043,561
Nissan Motor Company, Ltd.	381,700	4,166,849
Nitto Denko Corp.	68,000	4,839,963
Odakyu Electric Railway Company (a)	155,000	998,996
Orix Corp.	21,150	5,162,591
Ricoh Company, Ltd.	63,000	1,235,186
Rohm Company, Ltd.	11,700	1,045,291
Shimamura Company, Ltd. (a)	9,100	996,585
Shin-Etsu Chemical Company, Ltd.	30,900	1,678,512
SMC Corp.	24,500	3,464,085
SOFTBANK Corp. (a)	292,000	6,541,024
Sompo Japan Insurance, Inc.	179,000	2,501,201
Sumitomo Corp.	222,000	2,925,619
Sumitomo Metal Industries, Ltd.	315,000	1,298,459
Sumitomo Mitsui Financial Group, Inc. (a)	1,132	11,962,098
Sumitomo Realty & Development Company, Ltd. (a)	43,000	1,058,993
Suzuki Motor Corp. (a)	114,600	2,477,053
T&D Holdings, Inc. (a)	16,800	1,357,146
Takeda Pharmaceutical Company, Ltd.	26,700	1,660,224
TDK Corp.	5,900	448,277
The Tokyo Electric Power Company, Ltd.	43,400	1,197,712
Tokyo Electron, Ltd.	69,700	4,869,656
Tokyo Gas Company, Ltd. (a)	203,000	955,565
Tokyu Corp. (a)	253,000	1,475,953
Toshiba Corp. (a)	269,000	1,754,884
Trend Micro, Inc. (a)	29,000	977,599
Ushio, Inc. (a)	43,500	917,449
Yahoo Japan Corp. (a)	4,216	2,231,253
Yamada Denki Company, Ltd.	20,600	2,099,489
Yamato Transport Company, Ltd. (a)	144,000	2,552,902

		123,227,744
Luxembourg - 0.36%
Arcelor SA	14,200	684,811
SES Global SA	66,400	950,312

		1,635,123
Mexico - 0.91%
America Movil S.A. de C.V., Series L	122,600	4,077,676

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Netherlands - 6.91%
ABN AMRO Holdings NV	91,961	$2,513,591
Aegon NV	73,800	1,260,863
Fortis (a)	10,200	347,619
Heineken Holding NV	44,525	1,640,321
Heineken NV	64,800	2,744,977
ING Groep NV	142,272	5,586,787
Koninklijke (Royal) KPN NV	295,800	3,322,517
Reed Elsevier NV	121,900	1,831,855
Royal Dutch Shell PLC, A Shares	208,233	6,998,185
Royal Dutch Shell PLC, B Shares	82,069	2,869,121
Royal Numico NV	25,193	1,129,662
TNT Post Group NV	24,800	886,706

		31,132,204
Norway - 0.21%
Den Norske Bank ASA	39,800	493,828
Norske Skogindustrier ASA (a)	32,139	471,042

		964,870
Singapore - 0.87%
DBS Group Holdings, Ltd.	83,000	948,721
Singapore Telecommunications, Ltd.	1,478,790	2,372,041
United Overseas Bank, Ltd.	63,072	621,360

		3,942,122
South Africa - 1.33%
Anglo American PLC	12,300	503,505
Sasol, Ltd.	142,900	5,486,179

		5,989,684
South Korea - 0.81%
Samsung Electronics Company, Ltd., GDR	1,320	414,810
Samsung Electronics Company, Ltd.	5,070	3,222,356

		3,637,166
Spain - 3.44%
Altadis SA, Series A (a)	26,800	1,265,747
Banco Bilbao Vizcaya Argentaria SA (a)	227,200	4,668,469
Banco Santander Central Hispano SA	291,300	4,250,957
Iberdrola SA (a)	41,500	1,428,120
Industria de Diseno Textil SA (a)	19,300	813,370
Repsol SA (a)	82,400	2,357,553
Telefonica SA	42,872	713,288

		15,497,504
Sweden - 1.34%
Assa Abloy AB, Series B (a)	29,000	486,361
AstraZeneca PLC (a)	18,400	1,108,111
Atlas Copco AB, Series A (a)	48,400	1,341,686
Ericsson LM, Series B	398,500	1,314,562
Sandvik AB (a)	55,000	638,445
Scania AB, Series B (a)	25,700	1,164,814

		6,053,979
Switzerland - 7.69%
Adecco SA	16,228	957,901

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Switzerland (continued) Compagnie Financiere
Richemont AG, Series A	113,391	$5,184,223
Credit Suisse Group AG	36,742	2,051,805
Givaudan AG (a)	710	557,925
Holcim, Ltd. (a)	44,625	3,413,775
Nestle SA	16,505	5,174,446
Novartis AG	139,029	7,514,161
Roche Holdings AG	15,323	2,528,292
Swiss Re	61,644	4,300,510
Swisscom AG	4,856	1,595,738
Synthes AG	7,789	937,974
UBS AG	4,129	451,717

		34,668,467
Taiwan - 0.56%
HON HAI Precision Industry Company, Ltd., Reg. S, GDR	74,195	899,243
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	176,167	1,617,217

		2,516,460
United Kingdom - 13.33%
Anglo American PLC	12,900	528,968
ARM Holdings PLC	421,200	881,870
AstraZeneca Group PLC	82,358	4,969,745
AstraZeneca PLC, SADR	5,000	299,100
BAE Systems PLC	401,700	2,745,922
BHP Billiton PLC	66,100	1,281,903
Brambles Industries, Ltd.	109,200	868,099
British Land Company PLC	39,600	924,649
Cadbury Schweppes PLC	90,821	875,626
Carnival PLC	31,200	1,270,712
HBOS PLC	285,600	4,963,228
HSBC Holdings PLC	65,000	1,143,406
Johnston Press PLC	30,600	234,490
Kingfisher PLC	278,800	1,229,304
Lloyds TSB Group PLC	165,000	1,621,308
Northern Rock	52,200	965,048
Pearson PLC	41,000	558,258
Reed Elsevier PLC	214,361	2,163,797
Rio Tinto PLC	28,200	1,490,533
Royal Bank of Scotland Group PLC	289,902	9,529,304
Scottish & Southern Energy PLC	99,600	2,119,400
Smith & Nephew PLC	108,000	831,605
Standard Chartered PLC	106,600	2,601,413
Tesco PLC	155,400	959,568
Unilever PLC	63,012	1,416,551
Vodafone Group PLC	5,100,482	10,867,518
Wolseley PLC	34,600	763,123
Xstrata PLC	25,000	947,484
Yell Group PLC	109,600	1,036,417

		60,088,349

Overseas Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United States - 0.30%
Carnival Corp.	15,500	$646,970
News Corp.	35,498	681,369

		1,328,339

TOTAL COMMON STOCKS (Cost $386,397,640)		$431,056,992

SHORT TERM INVESTMENTS - 22.90%
State Street Navigator Securities Lending Prime Portfolio (c)	$103,195,983	$103,195,983

TOTAL SHORT TERM INVESTMENTS (Cost $103,195,983)		$103,195,983

REPURCHASE AGREEMENTS - 4.17%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $18,806,188 on 07/03/2006, collateralized by $19,180,000 Federal Home Loan Mortgage Corp., 5.375% due 05/22/2008 (valued at $19,180,000, including interest) (c)	$18,800,000	$18,800,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,800,000)		$18,800,000

Total Investments (Overseas Equity Trust) (Cost $508,393,623) - 122.71%		$553,052,975
Liabilities in Excess of Other Assets - (22.71)%		(102,347,628)

TOTAL NET ASSETS - 100.00%		$450,705,347

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Banking	13.63%

Insurance	5.40%

International Oil	5.20%

Telecommunications Equipment & Services	4.90%

Financial Services	4.38%

Pacific Rim Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.56%

Australia - 10.11%
Aristocrat Leisure, Ltd. (a)	21,160	$202,293
Australia and New Zealand Bank Group, Ltd.	65,334	1,289,460
Australia Gas & Light Company, Ltd. (a)	30,060	390,684
Axa Asia Pacific Holdings, Ltd. (a)	189,670	882,707
BHP Billiton, Ltd.	81,275	1,749,465
Coca-Cola Amatil, Ltd.	99,990	526,203
Commonwealth Bank of Australia, Ltd.	43,230	1,425,004
CSL, Ltd. (a)	21,660	864,146

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Macquarie Bank, Ltd. (a)	19,110	$978,723
National Australia Bank, Ltd.	53,410	1,393,868
Orica, Ltd.	46,102	817,497
Publishing & Broadcasting, Ltd. (a)	48,290	652,706
QBE Insurance Group, Ltd. (a)	69,140	1,052,043
Telstra Corp., Ltd. (a)	443,220	1,210,646
Transurban Group, Ltd. * (a)	57,600	297,137
Westfield Group	136,610	1,757,241
Westpac Banking Corp., Ltd.	62,740	1,084,121
Woodside Petroleum, Ltd.	35,670	1,164,946
Woolworths, Ltd.	96,420	1,442,090

		19,180,980
Bermuda - 0.45%
Cosco Pacific, Ltd. (a)	96,000	212,592
Esprit Holdings, Ltd.	31,000	253,444
Kerry Properties, Ltd. (a)	30,000	102,356
Li & Fung, Ltd.	100,100	202,984
Orient Overseas International, Ltd. (a)	25,000	90,768

		862,144
Cayman Islands - 0.08%
Kingboard Chemical Holdings, Ltd.	42,000	118,694
Solomon Systech International, Ltd. (a)	100,000	25,235

		143,929
China - 1.24%
Air China, Ltd., Class H	120,000	50,212
Anhui Expressway Company, Ltd. (a)	136,000	101,558
Bank of Communications Company, Ltd., Class H (a)	100,000	65,019
China Construction Bank (a)	400,000	182,825
China Life Insurance Company, Ltd. (a)	158,000	249,195
China Oilfield Services Ltd., H shares	100,000	50,856
China Petroleum & Chemical Corp., Class H	392,000	224,591
China Shipping Development Company, Ltd., Class H	148,000	106,708
China Telecom Corp., Ltd.	452,000	146,942
Huaneng Power International, Inc., Class H (a)	134,000	88,850
PetroChina Company, Ltd., Class H (a)	974,000	1,040,840
Shanghai Electric Group Company, Ltd.	100,000	34,763

		2,342,359
Hong Kong - 3.17%
Bank of East Asia, Ltd.	67,800	278,463
Cheung Kong Holdings, Ltd. (a)	52,000	563,718
China Mobile, Ltd.	135,000	771,727
China Netcom Group Corp Hong Kong, Ltd.	110,000	192,610
China Resource Power Holdings, Ltd.	100,000	81,756
China Resources Enterprises, Ltd.	50,000	102,034
Citic Pacific, Ltd. (a)	35,000	103,193
CLP Holdings, Ltd. (a)	69,200	404,936
CNOOC, Ltd. (a)	310,500	247,856
Denway Motors, Ltd. (a)	250,000	83,688
Hang Seng Bank, Ltd. (a)	27,600	350,197

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Henderson Land Development Company, Ltd. (a)	26,000	$134,569
Hong Kong & China Gas Company, Ltd. (a)	201,700	442,769
Hong Kong Electric Holdings, Ltd. (a)	64,400	291,031
Hutchison Whampoa, Ltd. (a)	76,000	692,777
Sun Hung Kai Properties, Ltd.	40,000	407,880
Swire Pacific, Ltd., Class A	54,000	557,242
Television Broadcasting Company, Ltd.	10,000	61,736
Wharf Holdings, Ltd. (a)	67,000	238,084

		6,006,266
Japan - 60.13%
Ajinomoto Company, Inc.	120,000	1,327,802
Amada Company, Ltd.	314,000	3,290,686
Asahi Glass Company, Ltd. (a)	164,000	2,078,197
Bridgestone Corp. (a)	70,000	1,347,976
Canon, Inc. (a)	39,000	1,910,746
Chiba Bank, Ltd. (a)	190,000	1,775,468
Credit Saison Company, Ltd. (a)	55,000	2,603,380
Daiwa Securities Group, Inc. (a)	215,000	2,561,111
Fanuc, Ltd.	8,300	745,155
Hirose Electric Company, Ltd.	11,900	1,444,566
Honda Motor Company, Ltd. (a)	85,800	2,720,003
Hosiden Corp. (a)	87,000	900,354
Hoya Corp. (a)	58,400	2,075,787
Isetan Company, Ltd.	65,000	1,106,939
JAFCO Company, Ltd. (a)	28,000	1,677,481
Japan Medical Dynamic Marketing, Inc. (a)	43,900	271,440
Japan Securities Finance Company, Ltd. (a)	126,000	1,494,328
JSR Corp. (a)	95,000	2,397,712
KDDI Corp. (a)	190	1,166,499
Keyence Corp.	9,000	2,296,668
Komatsu, Ltd.	102,000	2,026,549
Marui Company, Ltd. (a)	114,300	1,778,810
Matsushita Electric Industrial Company, Ltd.	114,000	2,404,349
Millea Holdings, Inc.	90	1,674,163
Mitsubishi Corp.	163,000	3,252,740
Mitsubishi Estate Company, Ltd. (a)	188,000	3,989,695
Mitsui Sumitomo Insurance Company, Ltd.	283,000	3,551,557
Mizuho Financial Group, Inc.	325	2,750,317
Murata Manufacturing Company, Ltd. (a)	18,000	1,167,984
Nabtesco Corp. (a)	134,000	1,499,096
Nippon Telegraph & Telephone Corp.	300	1,469,805
NTT DoCoMo, Inc.	450	660,233
Obayashi Corp. (a)	205,000	1,408,978
Orix Corp. (a)	6,800	1,659,840
Promise Company, Ltd. (a)	19,000	1,100,127
Rengo Company, Ltd. (a)	225,000	1,699,707
Sekisui Chemical Company, Ltd. (a)	227,000	1,958,657
Sekisui House, Ltd.	196,000	2,689,105
SFCG Company, Ltd. (a)	5,200	1,180,734
Shimadzu Corp. (a)	182,000	1,289,044
Sumitomo Bakelite Company, Ltd. (a)	280,000	2,626,261

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sumitomo Electric Industries, Ltd. (a)	180,000	$2,634,645
Sumitomo Mitsui Financial Group, Inc. (a)	380	4,015,545
Sumitomo Trust & Banking Company, Ltd. (a)	270,000	2,947,470
Taiyo Nippon Sanso Corp. (a)	310,000	2,458,233
Takashimaya Company, Ltd. (a)	154,000	1,931,304
Takeda Pharmaceutical Company, Ltd.	52,042	3,236,008
TDK Corp. (a)	24,000	1,823,501
The Bank of Yokohama, Ltd. (a)	300,000	2,318,676
THK Company, Ltd. (a)	95,000	2,829,134
Tokuyama Corp. (a)	180,000	2,672,372
Tokyo Electron, Ltd. (a)	37,300	2,606,000
Tokyo Seimitsu Company, Ltd. (a)	26,400	1,369,512
Toyota Industries Corp. (a)	29,000	1,144,754
Toyota Motor Corp.	66,000	3,452,600
TV Asahi Corp.	380	905,987
Uniden Corp. (a)	61,000	673,368

		114,049,158

Malaysia - 1.46%
British American Tobacco Malaysia Berhad	13,000	139,747
Commerce Asset Holdings	195,000	315,757
Genting Berhad	50,000	322,493
IOI Corporation Berhad	78,000	303,552
Malayan Bank Berhad	196,500	572,200
Public Bank Berhad	161,500	276,895
Resorts World Berhad	96,000	305,674
Sime Darby Berhard	172,000	257,450
Tanjong PLC	73,000	268,200

		2,761,968

Singapore - 4.59%
CapitaLand, Ltd. *	346,000	983,265
City Developments, Ltd. (a)	67,460	398,327
DBS Group Holdings, Ltd.	151,000	1,725,987
Keppel Corp., Ltd. (a)	142,000	1,318,219
Oversea-Chinese Banking Corp., Ltd.	303,400	1,264,566
Singapore Airlines, Ltd.	64,800	519,709
Singapore Telecommunications, Ltd.	763,230	1,224,253
United Overseas Bank, Ltd.	129,208	1,272,905

		8,707,231

South Korea - 8.25%
GS Engineering & Construction Corp.	9,000	582,451
Hana Financial Group, Inc.	27,155	1,276,536
Hyundai Department Store Company, Ltd.	11,500	888,485
Hyundai Mobis	6,000	507,826
Hyundai Motor Company	10,000	849,539
Kookmin Bank	17,954	1,476,060
Korea Electric Power Corp.	6,400	237,112
LG Electronics, Inc.	7,000	424,242
POSCO	5,300	1,421,713
Samsung Electronics Company, Ltd.	7,000	4,449,012
Samsung Fire & Marine Insurance Company, Ltd.	2,500	335,968

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Shinhan Financial Group Company, Ltd.	26,500	$1,242,951
Shinsegae Company, Ltd.	1,800	901,186
SK Telecom Company, Ltd., ADR	22,200	519,924
SK Telecom Company, Ltd.	2,500	537,549

		15,650,554

Taiwan - 4.64%
Acer Sertek, Inc.	116,137	204,149
Advanced Semiconductor Engineering, Inc.	245,090	242,292
Asustek Computer, Inc.	119,437	293,339
Cathay Financial Holdings Company, Ltd.	261,051	570,982
China Development Financial Holdings Corp. *	272,981	110,476
China Steel Corp.	268,046	265,814
Chinatrust Finance Holding Company, Ltd.	87,163	72,300
Chunghwa Telecom Company, Ltd.	70,000	126,508
Giant Manufacturing Company, Ltd.	47,000	76,084
Greatek Electronic, Inc.	44,458	49,170
High Tech Computer Corp.	10,000	274,950
Hon Hai Precision Industry Company, Ltd.	144,478	892,680
Inventec Appliances Corp. *	30,000	113,996
LITE-ON IT Corp.	80,000	93,545
MediaTek, Inc.	35,303	327,188
Mega Financial Holding Company, Ltd.	240,000	177,575
Nan Ya Plastics Corp.	100,000	147,515
Novatek Microelectronics Corp., Ltd.	18,700	90,700
President Chain Store Corp.	125,946	276,253
Quanta Computer, Inc.	90,068	144,133
SinoPac Holdings Company, Ltd. *	233,205	117,793
Taishin Financial Holdings Company, Ltd.	101,138	62,021
Taiwan Cellular, Corp.	135,000	134,293
Taiwan Hon Chuan Enterprise Company, Ltd.	79,800	72,849
Taiwan Semiconductor Manufacturing Company, Ltd.	986,962	1,780,644
Tong Yang Industry Company, Ltd.	12,000	11,307
Unimicron Technology Corp.	143,505	187,087
United Microelectronics Corp.	2,952,035	1,769,242
Wintek Corp.	132,021	120,522

		8,805,407

Thailand - 1.01%
Bangkok Bank PCL, Foreign Shares	41,500	115,278
Kasikornbank PCL	73,000	116,693
PTT Exploration & Production PCL	206,000	572,222
PTT PCL	91,000	519,864
Siam Cement PCL, Foreign Shares	19,500	117,531
Thai Oil Public Company, Ltd.	170,000	282,888
Thoresen Thai Agencies Public Company, Ltd.	400,000	194,968

		1,919,444

United Kingdom - 0.82%
HSBC Holdings PLC (a)	88,400	1,547,882

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Pacific Rim Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

United States - 0.61%
iShares MSCI Taiwan Index Fund	90,000	$1,153,800

TOTAL COMMON STOCKS (Cost $149,234,791)		$183,131,122

SHORT TERM INVESTMENTS - 26.26%
State Street Navigator Securities
Lending Prime Portfolio (c)	$49,810,467	$49,810,467

TOTAL SHORT TERM INVESTMENTS
(Cost $49,810,467)		$49,810,467

REPURCHASE AGREEMENTS - 1.92%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
4.23% to be repurchased at
$3,632,280 on 07/03/2006,
collateralized by $2,740,000 U.S.
Treasury Bonds, 9.875% due
11/15/2015 (valued at $3,707,990,
including interest) (c)	$3,631,000	$3,631,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,631,000)		$3,631,000

Total Investments (Pacific Rim Trust)
(Cost $202,676,258) - 124.74%		$236,572,589
Liabilities in Excess of Other Assets - (24.74)%		(46,913,382)

TOTAL NET ASSETS - 100.00%		$189,659,207

The portfolio had the following five top industry concentrations as of June 30, 2006 (as a percentage of total net assets):

Banking	12.64%

Electronics	7.29%

Chemicals	6.96%

Financial Services	6.46%

Electrical Equipment	5.62%

Quantitative All Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.83%

Aluminum - 1.00%
Alcan Aluminum, Ltd.	19,300	$905,942
Century Aluminum Company *	58,500	2,087,865

		2,993,807
Apparel & Textiles - 2.70%
Coach, Inc. *	178,300	5,331,170
Phillips-Van Heusen Corp.	48,000	1,831,680
Wolverine World Wide, Inc.	37,800	881,874

		8,044,724
Automobiles - 0.47%
Rush Enterprises, Inc., Class A * (a)	77,300	1,404,541

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking - 6.12%
Bank of America Corp.	188,300	$9,057,230
Corus Bankshares, Inc. (a)	153,700	4,023,866
FirstFed Financial Corp. * (a)	34,300	1,978,081
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	48,200	3,199,998

		18,259,175

Building Materials & Construction - 0.87%
Builders FirstSource, Inc. * (a)	78,200	1,592,152
Eagle Materials, Inc. (a)	21,100	1,002,250

		2,594,402

Business Services - 3.36%
Alliance Data Systems Corp. *	55,500	3,264,510
Cadence Design Systems, Inc. *	172,200	2,953,230
Healthcare Services Group, Inc. (a)	47,100	986,745
Labor Ready, Inc. * (a)	43,100	976,215
Pitney Bowes, Inc.	44,800	1,850,240

		10,030,940

Chemicals - 1.24%
Celanese Corp., Series A	46,300	945,446
Dow Chemical Company	39,700	1,549,491
Georgia Gulf Corp.	48,400	1,210,968

		3,705,905

Computers & Business Equipment - 3.80%
Brocade Communications Systems, Inc. *	454,100	2,788,174
Cisco Systems, Inc. *	128,800	2,515,464
Cognizant Technology Solutions Corp., Class A *	46,000	3,099,020
EMC Corp. *	100,900	1,106,873
Witness Systems, Inc. *	90,400	1,823,368

		11,332,899

Construction Materials - 1.09%
USG Corp. * (a)	44,800	3,267,264

Cosmetics & Toiletries - 2.55%
Alberto Culver Company, Class B	31,600	1,539,552
Colgate-Palmolive Company	101,400	6,073,860

		7,613,412

Crude Petroleum & Natural Gas - 2.11%
Patterson-UTI Energy, Inc.	187,500	5,308,125
Pogo Producing Company (a)	21,200	977,320

		6,285,445

Domestic Oil - 0.30%
Oil States International, Inc. *	25,900	887,852

Drugs & Health Care - 0.58%
Candela Corp. *	60,300	956,358
Immucor Corp. *	40,000	769,200

		1,725,558

Electrical Equipment - 1.06%
Anaren, Inc. * (a)	49,500	1,014,255
Littelfuse, Inc. *	24,200	831,996

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
Wesco International, Inc. *	19,100	$1,317,900

		3,164,151

Electrical Utilities - 0.74%
FirstEnergy Corp.	40,600	2,200,926

Electronics - 1.48%
Amphenol Corp., Class A	16,200	906,552
Sycamore Networks, Inc. *	340,300	1,381,618
Technitrol, Inc.	38,800	898,220
Thomas & Betts Corp. *	24,000	1,231,200

		4,417,590

Energy - 2.69%
Ormat Technologies, Inc. (a)	24,500	934,675
Sempra Energy	38,100	1,732,788
TXU Corp.	89,500	5,351,205

		8,018,668

Financial Services - 11.03%
Barclays PLC, SADR (a)	72,800	3,332,784
Bear Stearns Companies, Inc.	35,300	4,944,824
Citigroup, Inc.	59,900	2,889,576
Countrywide Financial Corp.	120,300	4,581,024
Federal National Mortgage Association	23,500	1,130,350
Fremont General Corp. (a)	180,000	3,340,800
Goldman Sachs Group, Inc.	50,800	7,641,844
Lehman Brothers Holdings, Inc.	77,500	5,049,125

		32,910,327

Food & Beverages - 4.48%
Domino’s Pizza, Inc.	92,200	2,281,028
Pepsi Bottling Group, Inc.	38,000	1,221,700
PepsiCo, Inc.	128,200	7,697,128
Starbucks Corp. *	57,300	2,163,648

		13,363,504

Gas & Pipeline Utilities - 0.48%
Eni SPA, SADR (a)	24,400	1,433,500

Healthcare Products - 3.60%
Bruker BioSciences Corp. *	110,800	593,888
ICU Medical, Inc. * (a)	23,500	992,640
Johnson & Johnson	138,700	8,310,904
Varian Medical Systems, Inc. *	17,900	847,565

		10,744,997

Healthcare Services - 3.68%
Covance, Inc. *	33,700	2,063,114
Emdeon Corp. *	142,000	1,762,220
Phase Forward, Inc. *	95,800	1,103,616
UnitedHealth Group, Inc.	135,400	6,063,212

		10,992,162

Holdings Companies/Conglomerates - 1.90%
General Electric Company	172,400	5,682,304

Hotels & Restaurants - 3.13%
Brinker International, Inc.	40,000	1,452,000

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
McDonald’s Corp.	234,400	$7,875,840

		9,327,840

Industrial Machinery - 4.73%
Caterpillar, Inc.	53,900	4,014,472
Ceradyne, Inc. * (a)	44,300	2,192,407
Cummins, Inc.	32,700	3,997,575
Ingersoll-Rand Company, Class A	91,500	3,914,370

		14,118,824

Insurance - 3.55%
Amerus Group Company	29,700	1,738,935
Endurance Specialty Holdings, Ltd.	78,400	2,508,800
Scottish Re Group, Ltd.	213,800	3,555,882
W.R. Berkley Corp.	81,900	2,795,247

		10,598,864

International Oil - 4.00%
CNOOC, Ltd., ADR (a)	39,100	3,142,858
ConocoPhillips	76,000	4,980,280
Exxon Mobil Corp.	62,200	3,815,970

		11,939,108

Internet Content - 0.42%
Digitas, Inc. * (a)	107,200	1,245,664

Internet Software - 1.31%
Akamai Technologies, Inc. * (a)	108,300	3,919,377

Metal & Metal Products - 0.47%
Southern Copper Corp. (a)	15,800	1,408,254

Petroleum Services - 1.49%
ENSCO International, Inc.	18,800	865,176
Repsol YPF SA, ADR	40,100	1,125,206
Todco, Class A * (a)	60,400	2,467,340

		4,457,722

Pharmaceuticals - 3.08%
Abbott Laboratories	26,400	1,151,304
Caremark Rx, Inc.	56,800	2,832,616
Eli Lilly & Company	16,800	928,536
Pfizer, Inc.	182,700	4,287,969

		9,200,425

Railroads & Equipment - 0.41%
Burlington Northern Santa Fe Corp.	15,500	1,228,375

Real Estate - 1.60%
FelCor Lodging Trust, Inc., REIT	85,600	1,860,944
Hospitality Properties Trust, REIT	66,000	2,898,720

		4,759,664

Retail Trade - 5.49%
Bed Bath & Beyond, Inc. *	37,600	1,247,192
Building Materials Holding Corp. (a)	120,800	3,366,696
CVS Corp.	92,700	2,845,890
Home Depot, Inc.	126,900	4,541,751
J. Crew Group, Inc. *	25,000	686,250
Staples, Inc.	35,300	858,496

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Wal-Mart Stores, Inc.	36,000	$1,734,120
Zumiez, Inc. * (a)	29,200	1,097,044

		16,377,439

Semiconductors - 3.16%
Applied Micro Circuits Corp. * (a)	634,100	1,731,093
Atmel Corp. *	529,100	2,936,505
Conexant Systems, Inc. * (a)	373,300	933,250
Marvell Technology Group, Ltd. *	65,900	2,921,347
MIPS Technologies, Inc., Class A *	151,800	921,426
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	0	4

		9,443,625

Software - 3.12%
BEA Systems, Inc. *	154,700	2,025,023
Blackbaud, Inc.	117,500	2,667,250
VeriFone Holdings, Inc. * (a)	151,400	4,614,672

		9,306,945

Steel - 0.49%
POSCO, SADR	21,800	1,458,420

Telecommunications Equipment & Services - 2.34%
Ciena Corp. * (a)	389,300	1,872,533
NICE Systems, Ltd. *	82,400	2,318,736
SK Telecom Company, Ltd., ADR	75,800	1,775,236
Telefonica SA, SADR	20,300	1,009,722

		6,976,227

Telephone - 2.19%
AT&T, Inc.	177,200	4,942,108
Cincinnati Bell, Inc. *	388,200	1,591,620

		6,533,728

Tobacco - 0.61%
Altria Group, Inc.	24,800	1,821,064

Trucking & Freight - 0.91%
Plains All American Pipeline LP	29,600	1,292,632
YRC Worldwide, Inc. * (a)	34,100	1,435,951

		2,728,583

TOTAL COMMON STOCKS (Cost $284,203,826)		$297,924,201

SHORT TERM INVESTMENTS - 16.75%
State Street Navigator Securities Lending Prime Portfolio (c)	$49,975,164	$49,975,164

TOTAL SHORT TERM INVESTMENTS
(Cost $49,975,164)		$49,975,164

Quantitative All Cap Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.40%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 4.23% to be repurchased at $1,210,427 on 07/03/2006, collateralized by $1,245,000 U.S. Treasury Notes, 4.125% due 08/15/2008 (valued at $1,238,775, including interest) (c)	$1,210,000	$1,210,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,210,000)		$1,210,000

Total Investments (Quantitative All Cap Trust)
(Cost $335,388,990) - 116.98%		$349,109,365
Liabilities in Excess of Other Assets - (16.98)%		(50,669,754)

TOTAL NET ASSETS - 100.00%		$298,439,611

Quantitative Mid Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.65%

Aerospace - 0.87%
Moog, Inc., Class A *	11,300	$386,686

Apparel & Textiles - 2.25%
Carter’s, Inc. *	22,238	587,750
Polo Ralph Lauren Corp., Class A	7,600	417,240

		1,004,990

Banking - 4.91%
Colonial Bancgroup, Inc.	23,100	593,208
Compass Bancshares, Inc.	3,900	216,840
Corus Bankshares, Inc.	15,016	393,119
Cullen Frost Bankers, Inc.	9,400	538,620
Zions Bancorp.	5,760	448,934

		2,190,721

Biotechnology - 1.27%
Applera Corp.	10,800	349,380
Techne Corp. *	4,295	218,701

		568,081

Business Services - 6.80%
Alliance Data Systems Corp. *	10,650	626,433
Cadence Design Systems, Inc. *	14,900	255,535
Corporate Executive Board Company	3,233	323,947
Global Payments, Inc.	15,752	764,759
Monster Worldwide, Inc. *	7,500	319,950
MPS Group, Inc. *	22,100	332,826
URS Corp. *	9,800	411,600

		3,035,050

Cable and Television - 0.91%
E.W. Scripps Company, Class A	9,400	405,516

Cellular Communications - 1.07%
American Tower Corp., Class A *	15,400	479,248

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Chemicals - 2.00%
Airgas, Inc.	23,939	$891,728

Coal - 0.75%
Peabody Energy Corp.	6,000	334,500

Commercial Services - 2.53%
CB Richard Ellis Group, Inc. *	20,600	512,940
Pool Corp.	14,146	617,190

		1,130,130
Computers & Business Equipment - 1.69%
Cognizant Technology Solutions Corp., Class A *	11,221	755,959

Containers & Glass - 1.82%
Pactiv Corp. *	15,200	376,200
Silgan Holdings, Inc.	11,841	438,235

		814,435
Crude Petroleum & Natural Gas - 2.93%
Patterson-UTI Energy, Inc.	23,550	666,700
XTO Energy, Inc.	14,459	640,100

		1,306,800
Domestic Oil - 2.54%
Oil States International, Inc. *	16,400	562,192
St. Mary Land & Exploration Company	14,170	570,343

		1,132,535
Electrical Equipment - 4.83%
AMETEK, Inc.	17,058	808,208
Anixter International, Inc. *	13,100	621,726
Wesco International, Inc. *	10,500	724,500

		2,154,434
Electrical Utilities - 1.01%
Allegheny Energy, Inc. *	12,100	448,547

Electronics - 2.95%
Amphenol Corp., Class A	7,629	426,919
Jabil Circuit, Inc.	11,977	306,611
Thomas & Betts Corp. *	11,400	584,820

		1,318,350
Energy - 1.70%
NRG Energy, Inc. *	15,750	758,835

Financial Services - 2.81%
AllianceBernstein Holding LP *	13,991	855,410
American Capital Strategies, Ltd.	11,900	398,412

		1,253,822

Food & Beverages - 2.24%
Constellation Brands, Inc., Class A *	21,214	530,350
Hormel Foods Corp.	12,590	467,593

		997,943

Gas & Pipeline Utilities - 3.10%
Magellan Midstream Partners LP	12,697	431,444
Questar Corp.	11,838	952,841

		1,384,285

Quantitative Mid Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 4.61%
DENTSPLY International, Inc.	5,700	$345,420
Hologic, Inc. *	8,978	443,154
IDEXX Laboratories, Inc. *	3,700	277,981
Intuitive Surgical, Inc. *	5,300	625,241
ResMed, Inc. *	7,800	366,210

		2,058,006
Healthcare Services - 2.32%
Laboratory Corp. of America Holdings *	5,400	336,042
Sierra Health Services, Inc. *	15,500	697,965

		1,034,007

Hotels & Restaurants - 2.08%
Choice Hotels, Inc.	5,800	351,480
Darden Restaurants, Inc.	9,900	390,060
Ruby Tuesday, Inc.	7,600	185,516

		927,056
Household Appliances - 0.95%
Black & Decker Corp.	5,044	426,016

Industrial Machinery - 1.14%
Joy Global, Inc.	9,800	510,482

Industrials - 1.74%
Harsco Corp.	9,934	774,455

Insurance - 5.71%
American Financial Group, Inc.	14,500	622,050
Assurant, Inc.	11,600	561,440
PMI Group, Inc.	11,543	514,587
W.R. Berkley Corp.	24,977	852,465

		2,550,542

Internet Software - 0.45%
Akamai Technologies, Inc. *	5,600	202,664

Leisure Time - 1.59%
Penn National Gaming, Inc. *	10,224	396,487
Scientific Games Corp., Class A *	8,840	314,881

		711,368
Life Sciences - 0.92%
Pharmaceutical Product Development, Inc.	11,700	410,904

Medical-Hospitals - 0.75%
VCA Antech, Inc. *	10,500	335,265

Petroleum Services - 2.26%
Superior Energy Services, Inc. *	12,900	437,310
Tesoro Petroleum Corp.	7,700	572,572

		1,009,882
Pharmaceuticals - 2.45%
Celgene Corp. *	12,322	584,432
Elan Corp. PLC, ADR *	30,600	511,020

		1,095,452
Real Estate - 0.98%
SL Green Realty Corp., REIT	4,000	437,880

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade - 5.08%
Barnes & Noble, Inc.	11,500	$419,750
Circuit City Stores, Inc.	7,600	206,872
Coldwater Creek, Inc. *	26,700	714,492
MSC Industrial Direct Company, Inc., Class A	7,600	361,532
Payless ShoeSource, Inc. *	11,600	315,172
Tractor Supply Company *	4,500	248,715

		2,266,533

Sanitary Services - 3.35%
Aqua America, Inc.	23,652	539,029
Republic Services, Inc.	23,700	956,058

		1,495,087
Semiconductors - 3.15%
Intersil Corp., Class A	13,100	304,575
Marvell Technology Group, Ltd. *	8,337	369,579
MEMC Electronic Materials, Inc. *	10,200	382,500
Microsemi Corp. *	14,251	347,440

		1,404,094

Software - 1.47%
ANSYS, Inc. *	7,100	339,522
Citrix Systems, Inc. *	7,900	317,106

		656,628
Telecommunications Equipment & Services - 1.66%
Amdocs, Ltd. *	14,600	534,360
Tellabs, Inc. *	15,400	204,974

		739,334
Telephone - 0.93%
Harris Corp.	10,028	416,262

Transportation - 1.08%
Con-way, Inc.	8,300	480,819

TOTAL COMMON STOCKS (Cost $39,610,397)		$42,695,331

SHORT TERM INVESTMENTS - 2.23%
Federal Home Loan Bank Discount Notes zero coupon due 07/26/2006	$1,000,000	$996,417

TOTAL SHORT TERM INVESTMENTS
(Cost $996,417)		$996,417

REPURCHASE AGREEMENTS - 2.15%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 4.23% to be repurchased at $960,338 on 7/03/2006, collateralized by $985,000 U.S. Treasury Notes, 4.125% due 08/15/2008 (valued at $980,075, including interest) (c)	$960,000	$960,000

TOTAL REPURCHASE AGREEMENTS
(Cost $960,000)		$960,000

Total Investments (Quantitative Mid Cap Trust)
(Cost $41,566,814) - 100.03%		$44,651,748
Liabilities in Excess of Other Assets - (0.03)%		(14,834)

TOTAL NET ASSETS - 100.00%		$44,636,914

Quantitative Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.43%

Aerospace - 2.25%
Lockheed Martin Corp.	61,802	$4,433,676
Northrop Grumman Corp.	47,600	3,049,256

		7,482,932

Apparel & Textiles - 1.47%
Coach, Inc. *	163,500	4,888,650

Banking - 10.16%
Bank of America Corp.	234,100	11,260,210
KeyCorp	150,600	5,373,408
Unibanco - Uniao De Bancos Brasileiros SA, ADR *	48,000	3,186,720
US Bancorp	247,400	7,639,712
Wachovia Corp.	116,200	6,284,096

		33,744,146

Business Services - 1.96%
Cadence Design Systems, Inc. *	162,300	2,783,445
MPS Group, Inc. * (a)	247,300	3,724,338

		6,507,783

Cable and Television - 0.38%
Time Warner, Inc.	73,000	1,262,900

Chemicals - 1.21%
Dow Chemical Company	65,400	2,552,562
Lyondell Chemical Company	64,300	1,457,038

		4,009,600

Coal - 0.73%
CONSOL Energy, Inc. (a)	51,700	2,415,424

Computers & Business Equipment - 1.65%
Brocade Communications Systems, Inc. *	264,300	1,622,802
Cisco Systems, Inc. *	56,900	1,111,257
Cognizant Technology Solutions Corp., Class A *	21,700	1,461,929
EMC Corp. *	116,400	1,276,908

		5,472,896

Construction Materials - 0.38%
Sherwin-Williams Company	26,900	1,277,212

Cosmetics & Toiletries - 1.77%
Colgate-Palmolive Company	44,700	2,677,530
Procter & Gamble Company	57,600	3,202,560

		5,880,090

Crude Petroleum & Natural Gas - 2.02%
Patterson-UTI Energy, Inc.	185,700	5,257,167
Pogo Producing Company (a)	31,900	1,470,590

		6,727,757

Electrical Utilities - 1.31%
PPL Corp.	134,300	4,337,890

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electronics - 1.82%
Arrow Electronics, Inc. *	91,700	$2,952,740
Avnet, Inc. *	154,200	3,087,084

		6,039,824

Energy - 2.42%
Sempra Energy	176,700	8,036,316

Financial Services - 16.77%
Bear Stearns Companies, Inc.	34,200	4,790,736
Citigroup, Inc.	300,000	14,472,000
Countrywide Financial Corp.	166,800	6,351,744
Federal National Mortgage Association	47,700	2,294,370
Goldman Sachs Group, Inc.	33,900	5,099,577
JPMorgan Chase & Company	79,600	3,343,200
Lehman Brothers Holdings, Inc.	133,400	8,691,010
Morgan Stanley	146,700	9,272,907
Waddell & Reed Financial, Inc., Class A	67,400	1,385,744

		55,701,288
Food & Beverages - 2.65%
Pepsi Bottling Group, Inc.	134,600	4,327,390
PepsiCo, Inc.	74,400	4,466,976

		8,794,366
Gas & Pipeline Utilities - 2.54%
ONEOK, Inc.	40,600	1,382,024
Questar Corp. (a)	87,600	7,050,924

		8,432,948
Healthcare Products - 1.10%
Johnson & Johnson	29,000	1,737,680
Varian Medical Systems, Inc. *	40,200	1,903,470

		3,641,150
Healthcare Services - 1.11%
Emdeon Corp. *	86,900	1,078,429
UnitedHealth Group, Inc.	58,000	2,597,240

		3,675,669

Holdings Companies/Conglomerates - 1.28%
General Electric Company	129,100	4,255,136

Hotels & Restaurants - 3.33%
Brinker International, Inc. (a)	85,800	3,114,540
McDonald’s Corp.	236,400	7,943,040

		11,057,580

Household Products - 0.60%
Newell Rubbermaid, Inc.	77,100	1,991,493

Insurance - 6.04%
Axis Capital Holdings, Ltd. (a)	143,900	4,116,979
Endurance Specialty Holdings, Ltd.	135,900	4,348,800
Reinsurance Group of America, Inc.	64,500	3,170,175
W.R. Berkley Corp.	91,200	3,112,656
XL Capital, Ltd., Class A	86,900	5,326,970

		20,075,580

International Oil - 10.68%
ChevronTexaco Corp.	97,900	6,075,674

Quantitative Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
ConocoPhillips	193,800	$12,699,714
Exxon Mobil Corp.	227,500	13,957,125
Nabors Industries, Ltd. * (a)	81,200	2,743,748

		35,476,261
Internet Software - 0.92%
Akamai Technologies, Inc. *	84,600	3,061,674

Leisure Time - 0.38%
Harrah’s Entertainment, Inc.	17,730	1,262,021

Manufacturing - 0.64%
Eaton Corp.	28,400	2,141,360

Medical-Hospitals - 0.60%
VCA Antech, Inc. *	62,700	2,002,011

Metal & Metal Products - 0.46%
Southern Copper Corp. (a)	17,000	1,515,210

Mining - 0.52%
Alliance Resource Partners LP (a)	47,400	1,717,302

Pharmaceuticals - 3.29%
Caremark Rx, Inc.	69,000	3,441,030
Eli Lilly & Company	63,400	3,504,118
Pfizer, Inc.	169,900	3,987,553

		10,932,701

Real Estate - 2.49%
CBL & Associates Properties, Inc., REIT	31,700	1,234,081
Hospitality Properties Trust, REIT	87,200	3,829,824
iStar Financial, Inc., REIT	85,400	3,223,850

		8,287,755

Retail Trade - 2.61%
CVS Corp.	183,300	5,627,310
Staples, Inc.	125,200	3,044,864

		8,672,174

Semiconductors - 2.30%
Applied Micro Circuits Corp. *	549,600	1,500,408
Atmel Corp. *	562,900	3,124,095
Marvell Technology Group, Ltd. *	68,300	3,027,739

		7,652,242

Software - 0.39%
BEA Systems, Inc. *	98,100	1,284,129

Steel - 0.73%
Mittal Steel Company, NV	79,300	2,419,443

Telecommunications Equipment & Services - 2.51%
Amdocs, Ltd. *	91,200	3,337,920
Ciena Corp. * (a)	343,900	1,654,159
Citizens Communications Company	139,500	1,820,475
Finisar Corp. * (a)	153,700	502,599
SK Telecom Company, Ltd., ADR	44,400	1,039,848

		8,355,001

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Quantitative Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telephone - 3.96%
AT&T, Inc.	471,600	$13,152,924

Tobacco - 1.00%
Altria Group, Inc.	45,300	3,326,379

TOTAL COMMON STOCKS (Cost $322,985,420)		$326,967,217

SHORT TERM INVESTMENTS - 5.19%
Federal Home Loan Mortgage Corp. Discount Notes zero coupon due 07/19/2006	$1,040,000	$1,037,410
State Street Navigator Securities Lending Prime Portfolio (c)	16,203,097	16,203,097

TOTAL SHORT TERM INVESTMENTS
(Cost $17,240,507)		$17,240,507

REPURCHASE AGREEMENTS - 1.46%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 4.23% to be repurchased at $4,861,713 on 07/03/2006, collateralized by $4,985,000 U.S. Treasury Notes, 4.125% due 08/15/2008 (valued at $4,960,075, including interest) (c)	$4,860,000	$4,860,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,860,000)		$4,860,000

Total Investments (Quantitative Value Trust)
(Cost $345,085,927) - 105.08%		$349,067,724
Liabilities in Excess of Other Assets - (5.08)%		(16,876,700)

TOTAL NET ASSETS - 100.00%		$332,191,024

Real Estate Equity Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.39%

Construction Materials - 1.23%
Forest City Enterprises, Inc.	66,100	$3,299,051

Hotels & Restaurants - 1.37%
Hilton Hotels Corp.	129,900	3,673,572

Paper - 1.17%
Plum Creek Timber Company, Inc.	88,900	3,155,950

Real Estate - 91.62%
Alexandria Real Estate Equities, Inc., REIT	35,500	3,148,140
AMB Property Corp., REIT	137,460	6,948,603
Archstone-Smith Trust, REIT	228,580	11,627,865
Avalon Bay Communities, Inc., REIT	47,780	5,285,424
Boston Properties, Inc., REIT	113,430	10,254,072
BRE Properties, Inc., Class A, REIT	77,330	4,253,150
Brookfield Properties Corp.	114,700	3,689,899
Camden Property Trust, REIT	96,600	7,104,930
CBL & Associates Properties, Inc., REIT (a)	82,000	3,192,260
Cousins Properties, Inc., REIT	106,900	3,306,417

Real Estate Equity Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Developers Diversified Realty Corp., REIT	110,100	$5,745,018
Duke Realty Corp., REIT	113,260	3,981,089
EastGroup Properties, Inc., REIT	151,800	7,086,024
Equity Residential, REIT	245,010	10,959,297
Essex Property Trust, Inc., REIT	30,180	3,369,899
Federal Realty Investment Trust, REIT	61,010	4,270,700
General Growth Properties, Inc., REIT	150,560	6,784,234
Host Hotels & Resorts, Inc., REIT	479,690	10,490,820
Kilroy Realty Corp., REIT	80,420	5,810,345
Kimco Realty Corp., REIT	166,700	6,082,883
LaSalle Hotel Properties, REIT	133,670	6,188,921
Mack-California Realty Corp., REIT	134,050	6,155,576
Maguire Properties, Inc., REIT (a)	92,900	3,267,293
New Plan Realty Trust, Inc., REIT (a)	235,700	5,819,433
Pan Pacific Retail Properties, Inc., REIT	62,140	4,310,652
Post Properties, Inc., REIT (a)	87,300	3,958,182
ProLogis, REIT	211,990	11,048,919
PS Business Parks, Inc., REIT	55,140	3,253,260
Public Storage, Inc., REIT (a)	64,180	4,871,262
Reckson Associates Realty Corp., REIT	229,290	9,488,020
Regency Centers Corp., REIT	92,740	5,763,791
Simon Property Group, Inc., REIT	173,880	14,421,607
SL Green Realty Corp., REIT (a)	80,720	8,836,418
The Macerich Company, REIT	135,030	9,479,106
United Dominion Realty Trust, Inc., REIT	112,100	3,139,921
Vornado Realty Trust, REIT	107,000	10,437,850
Washington Real Estate Investment Trust, REIT (a)	190,760	7,000,892
Weingarten Realty Investors, REIT	136,200	5,213,736

		246,045,908

TOTAL COMMON STOCKS (Cost $250,909,782)		$256,174,481

CORPORATE BONDS - 4.11%

Real Estate - 4.11%
EOP Operating LP 4.00% due 07/15/2026	$11,000,000	11,036,520

TOTAL CORPORATE BONDS (Cost $11,000,000)		$11,036,520

SHORT TERM INVESTMENTS - 10.92%
State Street Navigator Securities Lending Prime Portfolio (c)	$29,323,236	$29,323,236

TOTAL SHORT TERM INVESTMENTS
(Cost $29,323,236)		$29,323,236

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $14,005 on 07/03/2006, collateralized by $20,000 Federal National Mortgage Association, 5.50% due 07/14/2028 (valued at $18,267, including interest) (c)	$14,000	$14,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,000)		$14,000

Total Investments (Real Estate Equity Trust)
(Cost $291,247,018) - 110.42%		$296,548,237
Liabilities in Excess of Other Assets - (10.42)%		(27,995,418)

TOTAL NET ASSETS - 100.00%		$268,552,819

Real Estate Securities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.87%

Hotels & Restaurants - 2.41%
Starwood Hotels & Resorts Worldwide, Inc.	317,451	$19,154,993

Real Estate - 96.46%
AMB Property Corp., REIT	495,340	25,039,437
American Land Lease, Inc., REIT	64,227	1,573,561
Apartment Investment & Management Company, Class A, REIT (a)	429,195	18,648,523
Archstone-Smith Trust, REIT	793,386	40,359,546
Avalon Bay Communities, Inc., REIT (a)	369,599	40,885,041
BioMed Realty Trust, Inc., REIT (a)	239,239	7,162,816
Boston Properties, Inc., REIT (a)	502,649	45,439,470
Brandywine Realty Trust, REIT	325,170	10,460,719
BRE Properties, Inc., Class A, REIT (a)	178,940	9,841,700
Brookfield Properties Corp.	280,960	9,038,483
Corporate Office Properties Trust, REIT (a)	94,559	3,979,043
Digital Realty Trust, Inc., REIT (a)	315,829	7,797,818
Entertainment Properties Trust, REIT (a)	139,094	5,987,997
Equity Lifestyle Properties, Inc., REIT	167,228	7,329,603
Equity Office Properties Trust, REIT	182,800	6,674,028
Equity One, Inc., REIT (a)	179,629	3,754,246
Equity Residential, REIT	782,084	34,982,617
Essex Property Trust, Inc., REIT	111,057	12,400,625
Federal Realty Investment Trust, REIT	288,037	20,162,590
FelCor Lodging Trust, Inc., REIT	385,310	8,376,639
General Growth Properties, Inc., REIT	575,169	25,917,115
Highwoods Properties, Inc., REIT	182,427	6,600,209
Host Hotels & Resorts, Inc., REIT (a)	2,138,244	46,763,396
Innkeepers USA Trust, REIT	210,200	3,632,256
Kilroy Realty Corp., REIT	125,440	9,063,040
LaSalle Hotel Properties, REIT (a)	158,943	7,359,061
Liberty Property Trust, REIT (a)	210,011	9,282,486
LTC Properties, Inc., REIT (a)	148,685	3,323,110

Real Estate Securities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Mack-California Realty Corp., REIT	182,644	$8,387,012
Maguire Properties, Inc., REIT	235,500	8,282,535
Nationwide Health Properties, Inc., REIT	353,531	7,957,983
Pan Pacific Retail Properties, Inc., REIT	103,896	7,207,266
ProLogis, REIT (a)	559,965	29,185,376
PS Business Parks, Inc., REIT (a)	86,860	5,124,740
Public Storage, Inc., REIT (a)	374,330	28,411,647
Reckson Associates Realty Corp., REIT	382,750	15,838,195
Regency Centers Corp., REIT	321,422	19,976,377
Simon Property Group, Inc., REIT	810,279	67,204,540
SL Green Realty Corp., REIT	206,530	22,608,839
Sovran Self Storage, Inc., REIT	112,306	5,704,022
The Macerich Company, REIT	375,570	26,365,014
Ventas, Inc., REIT	681,273	23,081,529
Vornado Realty Trust, REIT	518,172	50,547,679
Washington Real Estate Investment Trust, REIT (a)	182,710	6,705,457

		764,423,386

TOTAL COMMON STOCKS (Cost $670,317,298)		$783,578,379

SHORT TERM INVESTMENTS - 5.50%
State Street Navigator Securities Lending Prime Portfolio (c)	$43,614,251	$43,614,251

TOTAL SHORT TERM INVESTMENTS
(Cost $43,614,251)		$43,614,251

REPURCHASE AGREEMENTS - 1.06%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $8,374,756 on 07/03/2006, collateralized by $8,585,000 U.S.Treasury Notes, 4.125% due 08/15/2008 (valued at $8,542,075, including interest) (c)	$8,372,000	$8,372,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,372,000)		$8,372,000

Total Investments (Real Estate Securities Trust)
(Cost $722,303,549) - 105.43%		$835,564,630
Liabilities in Excess of Other Assets - (5.43)%		(43,065,239)

TOTAL NET ASSETS - 100.00%		$792,499,391

Science & Technology Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.08%

Advertising - 1.42%
Aquantive, Inc. * (a)	103,600	$2,624,188
Getty Images, Inc. * (a)	47,400	3,010,374

		5,634,562

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services - 0.93%
Accenture, Ltd., Class A	102,200	$2,894,304
Monster Worldwide, Inc. *	18,900	806,274

		3,700,578
Cellular Communications - 2.67%
American Tower Corp., Class A *	61,200	1,904,544
Crown Castle International Corp. *	58,300	2,013,682
Motorola, Inc.	55,200	1,112,280
QUALCOMM, Inc.	139,800	5,601,786

		10,632,292
Computers & Business Equipment - 13.06%
Apple Computer, Inc. *	82,800	4,729,536
Cisco Systems, Inc. *	917,530	17,919,361
Cogent, Inc. * (a)	316,000	4,762,120
Cognizant Technology Solutions Corp., Class A *	54,600	3,678,402
Dell, Inc. *	335,751	8,195,682
EMC Corp. *	929,500	10,196,615
Sandisk Corp. *	16,800	856,464
Sun Microsystems, Inc. *	382,700	1,588,205

		51,926,385
Electrical Equipment - 1.71%
American Power Conversion Corp.	200,700	3,911,643
Symbol Technologies, Inc. (a)	266,500	2,875,535

		6,787,178
Electronics - 7.14%
Flextronics International, Ltd. *	483,700	5,136,894
Hon Hai Precision Industry Company, Ltd.	312,000	1,927,741
Jabil Circuit, Inc.	151,800	3,886,080
Samsung Electronics Company, Ltd.	27,410	17,421,059

		28,371,774
Healthcare Products - 1.15%
Boston Scientific Corp. *	272,400	4,587,216

Household Appliances - 1.36%
LG Electronics, Inc.	89,020	5,395,151

Internet Retail - 2.91%
eBay, Inc. *	394,900	11,566,621

Internet Service Provider - 9.44%
Google, Inc., Class A *	20,100	8,428,533
Salesforce.Com, Inc. * (a)	222,800	5,939,848
Yahoo!, Inc. *	701,500	23,149,500

		37,517,881
Internet Software - 9.06%
Juniper Networks, Inc. *	1,050,952	16,804,722
McAfee, Inc. *	138,400	3,358,968
Symantec Corp. *	520,177	8,083,551
VeriSign, Inc. * (a)	335,500	7,773,535

		36,020,776
Leisure Time - 3.46%
DreamWorks Animation SKG, Class A * (a)	77,700	1,779,330

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Electronic Arts, Inc. *	228,500	$9,834,640
International Game Technology, Inc.	56,200	2,132,228

		13,746,198
Semiconductors - 19.77%
Altera Corp. *	253,200	4,443,660
Analog Devices, Inc.	439,400	14,122,316
Applied Materials, Inc.	113,100	1,841,268
Broadcom Corp., Class A *	89,900	2,701,495
Intel Corp.	217,000	4,112,150
KLA-Tencor Corp.	31,000	1,288,670
Linear Technology Corp.	198,300	6,641,067
Marvell Technology Group, Ltd. *	122,100	5,412,693
Maxim Integrated Products, Inc.	346,100	11,113,271
Microchip Technology, Inc.	30,300	1,016,565
National Semiconductor Corp.	19,500	465,075
PMC-Sierra, Inc. * (a)	233,700	2,196,780
Spansion, Inc. * (a)	167,700	2,673,138
Taiwan Semiconductor Manufacturing Company, Ltd., SADR (a)	240,000	2,203,201
Texas Instruments, Inc.	97,100	2,941,159
Xilinx, Inc.	681,800	15,442,770

		78,615,278
Software - 15.60%
Activision, Inc. *	265,300	3,019,114
Adobe Systems, Inc. *	249,192	7,565,469
Cognos, Inc. * (a)	324,200	9,223,490
Microsoft Corp.	636,700	14,835,110
NAVTEQ Corp. *	175,100	7,823,468
Oracle Corp. *	479,100	6,942,159
Red Hat, Inc. * (a)	186,300	4,359,420
SAP AG, SADR	24,500	1,286,740
SAP AG	11,500	2,424,722
Take-Two Interactive Software, Inc. * (a)	282,800	3,014,648
Tele Atlas NV * (a)	70,731	1,504,888

		61,999,228
Telecommunications Equipment & Services - 8.40%
Corning, Inc. *	358,700	8,676,953
Nokia Oyj, SADR	686,050	13,899,373
Telefonaktiebolaget LM Ericsson, SADR	189,600	6,264,384
Telus Corp., Non Voting Shares	81,400	3,286,932
ZTE Corp., Class H (a)	400,200	1,272,684

		33,400,326

TOTAL COMMON STOCKS (Cost $412,510,969)		$389,901,444

SHORT TERM INVESTMENTS - 11.44%
State Street Navigator Securities Lending Prime Portfolio (c)	$40,081,703	$40,081,703
T. Rowe Price Reserve Investment Fund (c)	5,383,020	5,383,020

TOTAL SHORT TERM INVESTMENTS
(Cost $45,464,723)		$45,464,723

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 0.74%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $2,943,969 on 07/03/2006, collateralized by $3,005,000 Federal Home Loan Mortgage Corp., 6.00% due 06/27/2011 (valued at $3,005,000, including interest) (c)	$2,943,000	$2,943,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,943,000)		$2,943,000

Total Investments (Science & Technology Trust)
(Cost $460,918,692) - 110.26%		$438,309,167
Liabilities in Excess of Other Assets - (10.26)%		(40,783,744)

TOTAL NET ASSETS - 100.00%		$397,525,423

Small Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.14%

Advertising - 2.05%
inVentiv Health, Inc. * (a)	132,700	$3,819,106

Apparel & Textiles - 3.48%
Hartmarx Corp. * (a)	245,490	1,472,940
Warnaco Group, Inc. * (a)	268,130	5,008,668

		6,481,608
Auto Parts - 2.34%
LKQ Corp. * (a)	229,480	4,360,120

Banking - 6.79%
Boston Private Financial Holdings, Inc. (a)	156,180	4,357,422
First Community Bancorp (a)	63,610	3,758,079
Placer Sierra Bancshares	97,730	2,266,359
Tierone Corp. (a)	67,090	2,265,629

		12,647,489
Chemicals - 5.21%
Arch Chemicals, Inc. (a)	112,270	4,047,334
Cytec Industries, Inc. (a)	105,420	5,656,837

		9,704,171
Coal - 1.33%
James River Coal Company * (a)	93,630	2,480,259

Computers & Business Equipment - 4.01%
Avocent Corp. * (a)	195,250	5,125,312
Parametric Technology Corp. * (a)	185,560	2,358,468

		7,483,780
Construction Materials - 1.87%
Clarcor, Inc. (a)	117,320	3,494,963

Cosmetics & Toiletries - 3.94%
Intermediate Parfums, Inc. (a)	160,080	2,756,578

Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Playtex Products, Inc. * (a)	440,430	$4,593,685

		7,350,263
Crude Petroleum & Natural Gas - 3.04%
Petroquest Energy, Inc. * (a)	461,490	5,667,097

Domestic Oil - 1.66%
Forest Oil Corp. * (a)	64,350	2,133,846
Mariner Energy, Inc. *	52,030	955,791

		3,089,637
Electronics - 9.14%
Daktronics, Inc. (a)	318,300	9,189,321
Trimble Navigation, Ltd. * (a)	175,660	7,841,462

		17,030,783
Gas & Pipeline Utilities - 2.09%
Dresser-Rand Group, Inc. * (a)	166,190	3,902,141

Healthcare Products - 10.53%
Cantel Medical Corp. * (a)	239,270	3,407,205
Hologic, Inc. * (a)	103,100	5,089,016
Inverness Medical Innovations, Inc. * (a)	160,290	4,524,987
Kensey Nash Corp. * (a)	123,740	3,650,330
SurModics, Inc. * (a)	81,720	2,950,909

		19,622,447
Industrial Machinery - 2.99%
Presstek, Inc. * (a)	233,170	2,170,813
Watts Water Technologies, Inc., Class A (a)	101,520	3,405,996

		5,576,809
Insurance - 5.93%
James River Group, Inc. * (a)	35,490	883,701
National Interstate Corp. (a)	103,950	2,819,124
Philadelphia Consolidated Holding Corp. *	161,760	4,911,034
Scottish Re Group, Ltd. (a)	145,900	2,433,612

		11,047,471
Internet Software - 1.49%
Lionbridge Technologies, Inc. * (a)	502,770	2,780,318

Leisure Time - 3.27%
Gaylord Entertainment Company * (a)	139,650	6,094,326

Medical-Hospitals - 1.59%
Lifepoint Hospitals, Inc. *	92,360	2,967,527

Petroleum Services - 1.64%
Hercules Offshore, Inc. * (a)	71,610	2,506,350
Metretek Technologies, Inc. * (a)	32,200	553,196

		3,059,546
Publishing - 1.54%
Courier Corp. (a)	71,930	2,878,639

Railroads & Equipment - 2.70%
Genesee & Wyoming, Inc., Class A * (a)	141,960	5,035,321

Retail Trade - 8.74%
Big Lots, Inc. * (a)	329,210	5,622,907
Build A Bear Workshop, Inc. * (a)	130,060	2,797,590

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Cost Plus, Inc. * (a)	217,050	$3,181,953
New York & Company, Inc. * (a)	267,500	2,613,475
Tractor Supply Company * (a)	37,700	2,083,679

		16,299,604
Sanitary Services - 1.42%
Aqua America, Inc. (a)	115,950	2,642,500

Semiconductors - 1.81%
Silicon Image, Inc. *	313,100	3,375,218

Software - 7.54%
Emageon, Inc. * (a)	119,530	1,743,943
Secure Computing Corp. * (a)	466,120	4,008,632
Take-Two Interactive Software, Inc. * (a)	209,150	2,229,539
Transaction Systems Architects, Inc., Class A * (a)	145,650	6,072,148

		14,054,262

TOTAL COMMON STOCKS (Cost $175,773,368)		$182,945,405

SHORT TERM INVESTMENTS - 24.77%
State Street Navigator Securities Lending Prime Portfolio (c)	$46,165,080	$46,165,080

TOTAL SHORT TERM INVESTMENTS
(Cost $46,165,080)		$46,165,080

REPURCHASE AGREEMENTS - 2.17%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $4,041,330 on 07/03/2006, collateralized by $4,230,000 Federal Home Loan Mortgage Corp., 5.50% due 11/16/2015 (valued at $4,124,250, including interest) (c)	$4,040,000	$4,040,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,040,000)		$4,040,000

Total Investments (Small Cap Trust)
(Cost $225,978,448) - 125.08%		$233,150,485
Liabilities in Excess of Other Assets - (25.08)%		(46,745,566)

TOTAL NET ASSETS - 100.00%		$186,404,919

Small Cap Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.67%

Advertising - 1.13%
Focus Media Holding Ltd., ADR *	49,000	$3,192,840

Aerospace - 3.07%
Alliant Techsystems, Inc. * (a)	59,390	4,534,426
Teledyne Technologies, Inc. * (a)	86,080	2,819,981

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
TransDigm Group, Inc. *	53,300	$1,276,535

		8,630,942
Air Travel - 1.81%
Copa Holdings SA, Class A	77,700	1,759,905
Gol Linhas Aereas Inteligentes SA, ADR (a)	94,180	3,343,390

		5,103,295
Apparel & Textiles - 0.88%
Iconix Brand Group, Inc. * (a)	152,100	2,485,314

Auto Parts - 1.96%
Aftermarket Technology Corp. *	100,100	2,487,485
LKQ Corp. * (a)	160,070	3,041,330

		5,528,815
Banking - 1.82%
First Community Bancorp	48,290	2,852,973
Signature Bank *	69,690	2,256,562

		5,109,535
Biotechnology - 2.49%
Arena Pharmaceuticals, Inc. * (a)	86,180	997,964
Digene Corp. * (a)	155,160	6,010,899

		7,008,863
Building Materials & Construction - 2.66%
Beacon Roofing Supply, Inc. * (a)	75,055	1,651,960
Corrections Corp. of America * (a)	110,440	5,846,694

		7,498,654
Business Services - 3.63%
Corporate Executive Board Company	14,380	1,440,876
Kenexa Corp. * (a)	103,030	3,281,505
Resources Connection, Inc. * (a)	133,240	3,333,665
URS Corp. * (a)	51,690	2,170,980

		10,227,026
Cable and Television - 0.76%
Central European Media Enterprises-A, Ltd. * (a)	33,860	2,139,613

Cellular Communications - 2.28%
Crown Castle International Corp. *	131,190	4,531,303
Syniverse Holdings, Inc. * (a)	128,520	1,889,244

		6,420,547
Coal - 1.13%
Arch Coal, Inc. (a)	74,740	3,166,734

Commercial Services - 1.40%
Live Nation, Inc. *	80,070	1,630,225
Shaw Group, Inc. * (a)	83,040	2,308,512

		3,938,737
Computers & Business Equipment - 2.59%
Hypercom Corp. * (a)	384,280	3,593,018
IHS, Inc., Class A *	125,090	3,706,417

		7,299,435
Construction & Mining Equipment - 0.27%
Bucyrus International, Inc., Class A (a)	15,040	759,520

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Construction Materials - 1.15%
Martin Marietta Materials, Inc. (a)	35,430	$3,229,445
Crude Petroleum & Natural Gas - 1.05%
Cabot Oil & Gas Corp., Class A	60,470	2,963,030
Domestic Oil - 2.89%
Denbury Resources, Inc. *	73,440	2,325,845
Frontier Oil Corp.	82,610	2,676,564
Range Resources Corp. (a)	115,059	3,128,454

		8,130,863
Electronics - 1.46%
Daktronics, Inc. (a)	142,010	4,099,829
Energy - 2.15%
Alon USA Energy, Inc.	78,970	2,485,186
Evergreen Solar, Inc. * (a)	129,550	1,681,559
Suntech Power Holdings Co., Ltd., ADR * (a)	66,620	1,882,015

		6,048,760
Financial Services - 4.89%
Affiliated Managers Group, Inc. * (a)	23,400	2,033,226
Bankrate, Inc. * (a)	59,690	2,253,894
Moneygram International, Inc. (a)	129,970	4,412,482
Nuveen Investments, Class A (a)	117,460	5,056,653

		13,756,255
Healthcare Products - 2.80%
Hologic, Inc. *	14,200	700,912
Intuitive Surgical, Inc. * (a)	8,160	962,635
Kyphon, Inc. * (a)	93,310	3,579,372
The Medicines Company * (a)	71,550	1,398,802
Visicu, Inc. *	70,980	1,252,797

		7,894,518
Healthcare Services - 3.45%
Covance, Inc. *	37,840	2,316,565
Magellan Health Services, Inc. *	92,630	4,197,065
Symbion, Inc. * (a)	153,860	3,194,134

		9,707,764
Hotels & Restaurants - 2.61%
California Pizza Kitchen, Inc. *	133,480	3,668,031
Panera Bread Company, Class A * (a)	54,660	3,675,338

		7,343,369
Insurance - 3.09%
Arch Cap Group, Ltd. *	90,170	5,361,508
ProAssurance Corp. * (a)	69,250	3,336,465

		8,697,973
Internet Content - 2.88%
LoopNet, Inc. * (a)	94,450	1,757,714
Move, Inc. * (a)	501,350	2,747,398
NetFlix, Inc. * (a)	132,180	3,596,618

		8,101,730
Internet Service Provider - 0.90%
Redback Networks, Inc. * (a)	138,830	2,546,142

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Leisure Time - 1.52%
Pinnacle Entertainment, Inc. * (a)	139,480	$4,275,062
Life Sciences - 1.73%
Pharmaceutical Product Development, Inc.	138,910	4,878,519
Manufacturing - 1.03%
Goodman Global, Inc. * (a)	191,660	2,909,399
Medical-Hospitals - 1.30%
Lifepoint Hospitals, Inc. *	113,790	3,656,073
Mutual Funds - 1.00%
iShares Russell 2000 Growth Index Fund	38,170	2,805,877
Petroleum Services - 2.33%
Acergy SA, Sponsored ADR *	181,260	2,773,278
Pride International, Inc. * (a)	121,110	3,782,265

		6,555,543
Pharmaceuticals - 5.26%
Alkermes, Inc. * (a)	127,850	2,418,922
Amylin Pharmaceuticals, Inc. * (a)	75,530	3,728,916
Atherogenics, Inc. * (a)	101,250	1,321,313
Encysive Pharmaceuticals, Inc. * (a)	152,910	1,059,666
Mylan Laboratories, Inc.	199,640	3,992,800
Vertex Pharmaceuticals, Inc. * (a)	62,330	2,288,134

		14,809,751
Publishing - 0.54%
VistaPrint, Ltd. *	56,450	1,509,473
Retail Trade - 3.86%
Citi Trends, Inc. * (a)	56,670	2,419,242
DSW, Inc., Class A * (a)	76,190	2,774,840
GameStop Corp. - Class B *	56,960	1,950,880
Too, Inc. * (a)	97,150	3,729,589

		10,874,551
Sanitary Services - 1.47%
Stericycle, Inc. * (a)	63,680	4,145,568
Semiconductors - 4.42%
Integrated Device Technology, Inc. * (a)	293,990	4,168,778
International Rectifier Corp. * (a)	149,170	5,829,564
Silicon-On-Insulator Technologies *	82,690	2,444,042

		12,442,384
Software - 13.21%
Activision, Inc. * (a)	233,860	2,661,327
American Reprographics Company *	105,630	3,829,087
ANSYS, Inc. * (a)	84,720	4,051,310
Cognos, Inc. *	87,430	2,487,384
Equinix, Inc. * (a)	48,310	2,650,287
Opsware, Inc. * (a)	432,370	3,562,729
Red Hat, Inc. * (a)	106,090	2,482,506
THQ, Inc. * (a)	83,369	1,800,770
Transaction Systems Architects, Inc., Class A * (a)	107,180	4,468,334
VeriFone Holdings, Inc. * (a)	225,650	6,877,812
Verint Systems, Inc. *	79,780	2,328,778

		37,200,324

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment & Services - 2.62%
NeuStar, Inc., Class A * (a)	121,330	$4,094,888
SBA Communications Corp. * (a)	125,300	3,275,342

		7,370,230
Transportation - 1.38%
American Commercial Lines, Inc. * (a)	64,490	3,885,523

Travel Services - 0.80%
Ctrip.com International Ltd., ADR	44,030	2,247,731

TOTAL COMMON STOCKS (Cost $248,573,402)		$280,595,556

SHORT TERM INVESTMENTS - 18.72%
State Street Navigator Securities
Lending Prime Portfolio (c)	$52,697,731	$52,697,731

TOTAL SHORT TERM INVESTMENTS
(Cost $52,697,731)		$52,697,731

REPURCHASE AGREEMENTS - 0.20%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $560,184 on 07/03/2006, collateralized by $575,000 Federal Home Loan Mortgage Corp., 5.375% due 05/22/2008 (valued at $578,348, including interest) (c)	$560,000	$560,000

TOTAL REPURCHASE AGREEMENTS
(Cost $560,000)		$560,000

Total Investments (Small Cap Growth Trust) (Cost $301,831,133) - 118.59%		$333,853,287
Liabilities in Excess of Other Assets - (18.59)%		(52,340,608)

TOTAL NET ASSETS - 100.00%		$281,512,679

Small Cap Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.18%

Aluminum - 0.82%
Century Aluminum Company * (a)	98,542	$3,516,964
Apparel & Textiles - 0.76%
Wolverine World Wide, Inc. (a)	140,386	3,275,205
Auto Parts - 3.90%
American Axle & Manufacturing Holdings, Inc. (a)	124,943	2,137,775
BorgWarner, Inc.	132,190	8,605,569
Commercial Vehicle Group, Inc. * (a)	199,563	4,126,963
Noble International, Ltd. (a)	136,698	1,957,515

		16,827,822
Auto Services - 0.92%
Lithia Motors, Inc., Class A (a)	94,744	2,872,638

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Auto Services (continued)
Spartan Motors, Inc. *	71,029	$1,092,426

		3,965,064
Automobiles - 1.44%
Rush Enterprises, Inc., Class A * (a)	31,672	575,480
United Auto Group, Inc. (a)	263,186	5,619,021

		6,194,501
Banking - 0.44%
Bank of the Ozarks, Inc. (a)	56,980	1,897,434
Biotechnology - 0.47%
Techne Corp. * (a)	40,100	2,041,892
Building Materials & Construction - 2.05%
Builders FirstSource, Inc. * (a)	309,926	6,310,093
Eagle Materials, Inc. (a)	53,560	2,544,100

		8,854,193
Business Services - 0.64%
SRA International, Inc., Class A * (a)	103,900	2,766,857
Computers & Business Equipment - 3.99%
CACI International, Inc., Class A * (a)	75,433	4,400,007
Digi International, Inc. *	386,584	4,843,898
Komag, Inc. * (a)	69,400	3,204,892
Sonic Solutions * (a)	287,995	4,751,917

		17,200,714
Construction & Mining Equipment - 1.35%
Pason Systems, Inc.	396,728	5,817,491
Construction Materials - 1.01%
Universal Forest Products, Inc. (a)	69,762	4,376,170
Crude Petroleum & Natural Gas - 1.60%
Cimarex Energy Company (a)	68,875	2,961,625
Helmerich & Payne, Inc. (a)	17,600	1,060,576
Hydril * (a)	8,800	690,976
Unit Corp. * (a)	38,344	2,181,390

		6,894,567
Domestic Oil - 1.57%
Brigham Exploration Company * (a)	273,268	2,161,550
Oil States International, Inc. * (a)	135,024	4,628,623

		6,790,173
Drugs & Health Care - 1.29%
Qiagen NV * (a)	232,300	3,187,156
West Pharmaceutical Services, Inc. (a)	65,700	2,383,596

		5,570,752
Electrical Equipment - 2.58%
AMETEK, Inc.	164,055	7,772,926
FLIR Systems, Inc. * (a)	152,200	3,357,532

		11,130,458
Electrical Utilities - 0.99%
Allete, Inc. (a)	44,925	2,127,199
Pike Electric Corp. * (a)	111,300	2,143,638

		4,270,837

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Electronics - 0.59%
TTM Technologies, Inc. *	175,068	$2,533,234
Energy - 2.69%
Headwaters, Inc. * (a)	93,332	2,385,566
New Jersey Resources Corp. (a)	52,855	2,472,557
Southwestern Energy Company * (a)	216,304	6,740,032

		11,598,155
Financial Services - 4.84%
Accredited Home Lenders Holding Company * (a)	127,910	6,115,377
Ace Cash Express, Inc. * (a)	93,205	2,728,111
Affiliated Managers Group, Inc. * (a)	65,380	5,680,868
Commercial Capital Bancorp, Inc. (a)	271,220	4,271,715
Harbor Florida Bancshares, Inc. (a)	56,300	2,090,982

		20,887,053
Healthcare Products - 2.33%
American Medical Systems Holdings, Inc. * (a)	136,400	2,271,060
Orthofix International NV *	54,569	2,080,716
Polymedica Corp. (a)	104,284	3,750,053
Respironics, Inc. * (a)	57,574	1,970,182

		10,072,011
Homebuilders - 3.07%
Beazer Homes USA, Inc. (a)	23,600	1,082,532
Comstock Homebuilding Companies, Inc. * (a)	126,943	803,549
Meritage Homes Corp. * (a)	120,300	5,684,175
Ryland Group, Inc. (a)	129,888	5,659,220

		13,229,476
Household Appliances - 1.69%
Drew Industries, Inc. *	122,806	3,978,914
Technical Olympic USA, Inc. (a)	230,564	3,310,899

		7,289,813
Household Products - 0.94%
Tempur-Pedic International, Inc. * (a)	299,252	4,042,895
Industrial Machinery - 6.20%
Actuant Corp., Class A (a)	86,268	4,309,087
Ceradyne, Inc. * (a)	167,163	8,272,897
FMC Technologies, Inc. * (a)	38,967	2,628,714
Graco, Inc. (a)	84,396	3,880,528
Middleby Corp. * (a)	53,114	4,597,548
Rush Enterprises, Inc., Class B *	180,476	3,050,044

		26,738,818
Insurance - 3.26%
American Equity Investment Life Holding Company (a)	59,700	636,402
Aspen Insurance Holdings, Ltd. (a)	161,390	3,758,773
Assured Guaranty, Ltd. (a)	98,547	2,500,138
Hub International, Ltd.	79,677	2,088,334
Max Re Capital, Ltd.	82,600	1,803,984
Scottish Re Group, Ltd.	31,298	520,173
Triad Guaranty, Inc. * (a)	56,757	2,774,282

		14,082,086

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Internet Content - 0.33%
Schawk, Inc., Class A (a)	80,100	$1,401,750
Internet Service Provider - 0.51%
Tom Online, Inc., ADR * (a)	114,100	2,202,130
Leisure Time - 1.31%
Penn National Gaming, Inc. *	146,251	5,671,614
Manufacturing - 2.12%
Carlisle Companies, Inc.	68,920	5,465,356
Raven Industries, Inc. (a)	116,528	3,670,632

		9,135,988
Medical-Hospitals - 0.70%
VCA Antech, Inc. *	95,232	3,040,758
Metal & Metal Products - 1.46%
Quanex Corp. (a)	96,000	4,134,720
Reliance Steel & Aluminum Company	26,208	2,173,954

		6,308,674
Mining - 1.42%
AMCOL International Corp. (a)	232,265	6,120,183
Mobile Homes - 2.31%
Thor Industries, Inc. (a)	121,997	5,910,755
Winnebago Industries, Inc. (a)	130,877	4,062,422

		9,973,177
Petroleum Services - 2.05%
Core Laboratories N.V. * (a)	74,234	4,531,243
TETRA Technologies, Inc. * (a)	142,138	4,305,360

		8,836,603
Railroads & Equipment - 1.31%
Genesee & Wyoming, Inc., Class A * (a)	158,901	5,636,218
Real Estate - 19.96%
Aames Investment Corp., REIT (a)	619,553	3,091,570
American Home Mortgage Investment Corp., REIT (a)	313,807	11,566,926
Anthracite Capital, Inc., REIT (a)	170,444	2,072,599
Ashford Hospitality Trust, Inc., REIT (a)	395,686	4,993,557
BioMed Realty Trust, Inc., REIT (a)	76,400	2,287,416
Corporate Office Properties Trust, REIT (a)	107,503	4,523,726
Equity One, Inc., REIT (a)	175,882	3,675,934
First Potomac Realty Trust, REIT (a)	73,500	2,189,565
Gramercy Captial Corp., REIT (a)	109,996	2,848,896
HomeBanc Corp., Georgia, REIT (a)	268,100	2,128,714
Jer Investors Trust, Inc., REIT	269,477	4,190,367
KKR Financial Corp., REIT	344,988	7,179,200
LaSalle Hotel Properties, REIT (a)	144,020	6,668,126
Luminent Mortgage Capital, Inc., REIT	214,289	1,984,316
MortgageIT Holdings, Inc., REIT (a)	142,200	1,714,932
New Century Financial Corp., REIT (a)	119,898	5,485,334
Newcastle Investment Corp., REIT (a)	275,660	6,979,711
RAIT Investment Trust, REIT (a)	197,982	5,781,075
Redwood Trust, Inc., REIT (a)	100,204	4,892,961

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Saxon Capital, Inc., REIT (a)	165,134	$1,889,133

		86,144,058
Retail Grocery - 0.79%
Ruddick Corp. (a)	89,329	2,189,454
United Natural Foods, Inc. * (a)	37,055	1,223,556

		3,413,010
Retail Trade - 1.51%
Cabela’s, Inc. * (a)	162,160	3,123,202
First Cash Financial Services, Inc. *	171,228	3,381,753

		6,504,955
Semiconductors - 1.63%
Diodes, Inc. * (a)	169,603	7,028,348
Software - 0.51%
Websense, Inc. * (a)	108,016	2,218,649
Telecommunications Equipment & Services - 2.59%
DataPath, Inc. *	188,600	2,074,600
J2 Global Communications, Inc. * (a)	162,000	5,057,640
NETGEAR, Inc. * (a)	187,552	4,060,501

		11,192,741
Trucking & Freight - 4.24%
Landstar Systems, Inc.	87,532	4,134,137
Old Dominion Freight Lines, Inc. *	197,275	7,415,567
Oshkosh Truck Corp. (a)	141,966	6,746,224

		18,295,928

TOTAL COMMON STOCKS (Cost $354,020,580)		$414,989,419

SHORT TERM INVESTMENTS - 25.65%
State Street Navigator Securities Lending Prime Portfolio (c)	110,682,956	$$110,682,956

TOTAL SHORT TERM INVESTMENTS
(Cost $110,682,956)		$110,682,956

REPURCHASE AGREEMENTS - 2.93%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $12,667,168 on 07/03/2006, collateralized by $14,420,000 Federal National Mortgage Association, 5.57% due 06/30/2028 (valued at $12,920,565, including interest) (c)	$12,663,000	$12,663,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,663,000)		$12,663,000

Total Investments (Small Cap Opportunities Trust)
(Cost $477,366,536) - 124.76%		$538,335,375
Liabilities in Excess of Other Assets - (24.76)%		(106,851,611)

TOTAL NET ASSETS - 100.00%		$431,483,764

Small Cap Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.08%
Air Travel - 1.45%
Airtran Holdings, Inc. * (a)	302,300	$4,492,178
Apparel & Textiles - 2.99%
Stage Stores, Inc.	219,250	7,235,250
Unifirst Corp. (a)	58,600	2,021,700

		9,256,950
Auto Parts - 0.79%
Modine Manufacturing Company	84,100	1,964,576
O’Reilly Automotive, Inc. *	15,500	483,445

		2,448,021
Auto Services - 0.79%
Spartan Motors, Inc. *	159,800	2,457,724
Banking - 6.61%
Amcore Financial, Inc.	88,200	2,585,142
First Midwest BanCorp., Inc. (a)	75,700	2,806,956
International Bancshares Corp.	125,800	3,456,984
MB Financial, Inc. (a)	89,500	3,164,720
Newalliance Bancshares, Inc. (a)	135,400	1,937,574
Texas Regional Bancshares, Inc., Class A	85,310	3,234,955
Westamerica Bancorp (a)	67,000	3,280,990

		20,467,321
Biotechnology - 0.09%
Charles River Laboratories International, Inc. * (a)	7,700	283,360
Building Materials & Construction - 2.37%
Trex Company, Inc. * (a)	152,900	3,958,581
WCI Commmunities, Inc. * (a)	168,300	3,389,562

		7,348,143
Business Services - 6.01%
ADVO, Inc. (a)	167,500	4,122,175
Bowne & Company, Inc. (a)	285,000	4,075,500
MAXIMUS, Inc.	103,900	2,405,285
Reynolds & Reynolds Company, Class A	261,100	8,007,937

		18,610,897
Chemicals - 0.10%
Ashland, Inc. (a)	4,700	313,490
Computers & Business Equipment - 1.20%
Diebold, Inc. (a)	5,200	211,224
Intergraph Corp. *	111,600	3,514,284

		3,725,508
Construction Materials - 1.62%
Simpson Manufacturing, Inc. (a)	139,400	5,025,370
Containers & Glass - 0.06%
Bemis Company, Inc.	6,400	195,968
Cosmetics & Toiletries - 0.77%
Helen of Troy, Ltd. * (a)	129,800	2,388,320
Crude Petroleum & Natural Gas - 1.50%
Penn Virginia Corp.	60,900	4,255,692
Plains Exploration & Production Company * (a)	9,800	397,292

		4,652,984

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Domestic Oil - 4.86%
Encore Aquisition Company * (a)	304,150	$8,160,345
Whiting Petroleum Corp. * (a)	164,900	6,904,363

		15,064,708
Electrical Equipment - 2.08%
NAM TAI Electronics, Inc. (a)	122,600	2,742,562
Varian, Inc. *	88,900	3,690,239

		6,432,801
Electrical Utilities - 2.39%
PNM Resources, Inc. (a)	188,400	4,702,464
Westar Energy, Inc.	128,000	2,694,400

		7,396,864
Electronics - 2.32%
Belden CDT, Inc. (a)	217,749	7,196,604
Energy - 1.06%
New Jersey Resources Corp. (a)	70,100	3,279,278
Financial Services - 2.33%
Asta Funding, Inc. (a)	91,000	3,407,950
Delphi Financial Group, Inc.	104,675	3,805,983

		7,213,933
Food & Beverages - 0.07%
Hormel Foods Corp. (a)	5,500	204,270
Gas & Pipeline Utilities - 1.14%
Atmos Energy Corp.	71,300	1,989,983
UGI Corp.	11,200	275,744
WGL Holdings, Inc. (a)	43,600	1,262,220

		3,527,947
Healthcare Products - 0.04%
DENTSPLY International, Inc.	2,200	133,320
Healthcare Services - 2.52%
CorVel Corp. * (a)	105,600	2,640,000
ICON PLC, ADR *	93,600	5,176,080

		7,816,080
Homebuilders - 0.85%
Meritage Homes Corp. * (a)	50,900	2,405,025
Standard Pacific Corp. (a)	9,400	241,580

		2,646,605
Hotels & Restaurants - 0.72%
CEC Entertainment, Inc. *	69,850	2,243,582
Household Products - 0.77%
Tempur-Pedic International, Inc. * (a)	175,900	2,376,409
Industrial Machinery - 1.24%
Albany International Corp., Class A	56,000	2,373,840
Graco, Inc.	2,500	114,950
Quixote Corp. (a)	74,500	1,342,490

		3,831,280
Insurance - 6.68%
Assured Guaranty, Ltd.	226,000	5,733,620
IPC Holdings, Ltd. (a)	63,200	1,558,512

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Platinum Underwriters Holdings, Ltd. (a)	151,800	$4,247,364
Reinsurance Group of America, Inc. (a)	56,700	2,786,805
Scottish Re Group, Ltd. (a)	171,500	2,860,620
Universal American Financial Corp. * (a)	266,700	3,507,105

		20,694,026
Investment Companies - 1.54%
Ares Cap Corp.	281,100	4,759,023
Manufacturing - 9.86%
Acuity Brands, Inc. (a)	200,900	7,817,019
AptarGroup, Inc.	84,700	4,201,967
Carlisle Companies, Inc.	113,100	8,968,830
Deswell Industries, Inc.	216,250	1,825,150
Novelis, Inc. (a)	358,000	7,725,640

		30,538,606
Medical-Hospitals - 0.74%
AmSurg Corp. * (a)	101,249	2,303,415
Metal & Metal Products - 2.71%
Matthews International Corp., Class A (a)	128,400	4,425,948
Mueller Industries, Inc.	119,800	3,956,994

		8,382,942
Mining - 1.58%
Compass Minerals International, Inc. (a)	196,000	4,890,200
Office Furnishings & Supplies - 2.19%
United Stationers, Inc. *	137,800	6,796,296
Pharmaceuticals - 1.16%
Herbalife, Ltd. *	89,700	3,579,030
Publishing - 1.27%
Valassis Communications, Inc. *	166,400	3,925,376
Railroads & Equipment - 1.69%
Genesee & Wyoming, Inc., Class A * (a)	148,025	5,250,447
Real Estate - 9.53%
Acadia Realty Trust, REIT	89,800	2,123,770
Cousins Properties, Inc., REIT (a)	76,800	2,375,424
Equity Inns, Inc., REIT	163,200	2,702,592
Innkeepers USA Trust, REIT	164,700	2,846,016
Maguire Properties, Inc., REIT (a)	87,200	3,066,824
Pennsylvania Real Estate Investment Trust, REIT (a)	53,600	2,163,832
PS Business Parks, Inc., REIT	42,400	2,501,600
RAIT Investment Trust, REIT	88,300	2,578,360
Realty Income Corp., REIT (a)	179,300	3,926,670
U-Store-It Trust, REIT (a)	267,300	5,041,278
Ventas, Inc., REIT	6,100	206,668

		29,533,034
Retail Trade - 5.73%
Casey’s General Stores, Inc.	241,500	6,039,915
Cato Corp., Class A (a)	170,800	4,415,180
NBTY, Inc. *	113,700	2,718,567

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
The Yankee Candle, Inc.	182,600	$4,566,826

		17,740,488
Tobacco - 2.22%
Universal Corp.	184,600	6,870,812
Trucking & Freight - 1.44%
Vitran Corp, Inc. *	189,600	4,453,704

TOTAL COMMON STOCKS (Cost $272,909,321)		$300,747,314

SHORT TERM INVESTMENTS - 25.26%
State Street Navigator Securities
Lending Prime Portfolio (c)	$78,250,522	$78,250,522

TOTAL SHORT TERM INVESTMENTS
(Cost $78,250,522)		$78,250,522

REPURCHASE AGREEMENTS - 2.95%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$9,131,005 on 07/03/2006,
collateralized by $9,315,000
Federal Home Loan Mortgage
Corp., 5.375% due 05/22/2008
(valued at $9,369,240, including
interest) (c)	$9,128,000	$9,128,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,128,000)		$9,128,000

Total Investments (Small Cap Value Trust)
(Cost $360,287,843) - 125.29%		$388,125,836
Liabilities in Excess of Other Assets - (25.29)%		(78,349,611)

TOTAL NET ASSETS - 100.00%		$309,776,225

Small Company Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.50%

Aerospace - 0.41%
Alliant Techsystems, Inc. *	2,168	$165,527
Armor Holdings, Inc. *	2,021	110,811

		276,338
Air Travel - 0.35%
Frontier Airlines Holdings, Inc. *	4,773	34,413
Mesa Air Group, Inc. *	3,054	30,082
SkyWest, Inc.	6,850	169,880

		234,375
Apparel & Textiles - 2.35%
Brown Shoe, Inc.	22,249	758,246
DHB Industries, Inc. *	25,528	40,079
Guess?, Inc. *	1,176	49,098
Kellwood Company	15,393	450,553

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Perry Ellis International, Inc. *	555	$14,047
The Gymboree Corp. *	7,924	275,438

		1,587,461
Auto Parts - 1.28%
Accuride Corp. *	11,175	139,352
ArvinMeritor, Inc.	42,109	723,854

		863,206
Automobiles - 1.36%
Group 1 Automotive, Inc.	16,286	917,553
Banking - 6.38%
BancFirst Corp.	2,124	95,049
Bank of Hawaii Corp.	13,487	668,955
Banner Corp.	656	25,282
Capital Crossing Bank *	425	10,455
Center Financial Corp.	2,828	66,854
City National Corp.	5,744	373,877
Columbia Banking System, Inc.	395	14,765
Commerce Bancshares, Inc.	5,011	250,801
Community Trust Bancorp, Inc.	418	14,601
Corus Bankshares, Inc.	24,088	630,624
Cullen Frost Bankers, Inc.	2,791	159,924
Downey Financial Corp.	12,112	821,799
First Citizens Bancshares, Inc.	567	113,684
First Indiana Corp.	682	17,752
First Regional Bancorp *	608	53,504
First Republic Bank	478	21,892
FirstFed Financial Corp. *	9,197	530,391
Greater Bay Bancorp	465	13,369
Hancock Holding Company	882	49,392
Intervest Bancshares Corp *	2,265	91,732
ITLA Capital Corp.	255	13,408
Nara Bancorp, Inc.	1,280	24,000
Old Second Bancorp, Inc.	1,504	46,624
Pacific Capital Bancorp	3,265	101,607
Preferred Bank, Los Angeles, CA	256	13,724
Whitney Holding Corp.	1,094	38,695
Wilmington Trust Corp.	1,120	47,242

		4,310,002
Broadcasting - 0.17%
New Frontier Media, Inc. *	1,801	12,913
Sinclair Broadcast Group, Inc., Class A	12,167	104,150

		117,063
Building Materials & Construction - 1.41%
BlueLinx Holdings, Inc.	15,588	203,112
EMCOR Group, Inc. *	7,043	342,783
Lennox International, Inc.	15,307	405,329

		951,224
Business Services - 4.45%
Acxiom Corp.	26,934	673,350
Arbinet-thexchange. Inc. *	2,142	12,016

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Dun & Bradstreet Corp. *	601	$41,878
Ezcorp, Inc., Class A *	2,243	84,539
Global Payments, Inc.	23,329	1,132,623
ICT Group, Inc. *	505	12,388
John H. Harland Company	16,008	696,348
Kendle International, Inc. *	1,377	50,577
Kforce, Inc. *	3,847	59,590
Labor Ready, Inc. *	3,248	73,567
Rewards Network, Inc. *	3,017	24,649
Spherion Corp. *	12,731	116,107
Standard Parking Corp. *	941	25,482

		3,003,114
Cable and Television - 0.16%
LodgeNet Entertainment Corp. *	5,891	109,867
Cellular Communications - 0.13%
Brightpoint, Inc. *	562	7,604
Tessco Technologies, Inc. *	4,121	82,585

		90,189
Chemicals - 3.15%
Celanese Corp., Series A	14,324	292,496
FMC Corp.	10,131	652,335
Glenayre Technologies, Inc. *	10,758	28,401
Hercules, Inc. *	3,851	58,766
Olin Corp.	14,695	263,481
Pioneer Companies, Inc. *	6,159	168,018
Sensient Technologies Corp.	10,221	213,721
Westlake Chemical Corp.	15,078	449,325

		2,126,543
Coal - 0.37%
Massey Energy Company	7,020	252,720

Commercial Services - 0.31%
Vertrue, Inc. *	4,799	206,501

Computers & Business Equipment - 5.06%
Agilysys, Inc.	22,808	410,544
Brocade Communications Systems, Inc. *	2,163	13,281
CalAmp Corp. *	7,003	62,257
Intergraph Corp. *	7,252	228,365
Komag, Inc. *	21,449	990,515
Lasercard Corp. *	9,455	123,766
MTS Systems Corp.	8,523	336,744
Plexus Corp. *	23,649	809,032
Sybase, Inc. *	11,529	223,662
Sykes Enterprises, Inc. *	13,754	222,265

		3,420,431
Construction Materials - 4.03%
Applied Industrial Technologies, Inc.	28,001	680,692
Columbus McKinnon Corp. *	756	16,436
Louisiana-Pacific Corp.	26,275	575,423
Universal Forest Products, Inc.	7,184	450,652

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Construction Materials (continued)
USG Corp. *	13,654	$995,786

		2,718,989
Containers & Glass - 0.40%
Greif, Inc., Class A	1,226	91,901
Silgan Holdings, Inc.	4,894	181,127

		273,028
Crude Petroleum & Natural Gas - 2.19%
Harvest Natural Resources, Inc. *	25,530	345,676
Penn Virginia Corp.	232	16,212
Pogo Producing Company	14,802	682,372
Swift Energy Company *	2,074	89,037
W&T Offshore, Inc.	8,838	343,710

		1,477,007
Domestic Oil - 2.83%
Frontier Oil Corp.	39,354	1,275,070
Giant Industries, Inc. *	542	36,070
St. Mary Land & Exploration Company	14,960	602,140

		1,913,280
Drugs & Health Care - 2.51%
Alliance Imaging, Inc. *	8,669	55,482
AlLPHARMA, Inc., Class A	26,428	635,329
Candela Corp. *	16,980	269,303
Enzon Pharmaceuticals, Inc. *	4,842	36,509
ImClone Systems, Inc. *	7,691	297,180
Nutraceutical International Corp. *	6,410	98,265
Pain Therapeutics, Inc. *	3,939	32,891
Vital Signs, Inc.	974	48,242
West Pharmaceutical Services, Inc.	6,101	221,344

		1,694,545
Electrical Equipment - 1.23%
A.O. Smith Corp.	9,157	424,519
American Science & Engineering, Inc. *	485	28,091
Ampex Corp. *	858	10,004
Wesco International, Inc. *	5,357	369,633

		832,247
Electrical Utilities - 1.03%
NorthWestern Corp.	5,794	199,024
Pepco Holdings, Inc.	3,261	76,894
Unisource Energy Corp.	13,535	421,615

		697,533
Electronics - 3.14%
Ansoft Corp. *	2,883	59,044
Arrow Electronics, Inc. *	23,421	754,156
AVX Corp.	13,234	208,965
DRS Technologies, Inc.	960	46,800
Planar Systems Inc. *	12,401	149,308
Teleflex, Inc.	11,079	598,488
Zoran Corp. *	7,565	184,132
Zygo Corp. *	7,139	117,008

		2,117,901

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Energy - 1.66%
Energen Corp.	24,700	$948,727
New Jersey Resources Corp.	3,758	175,799

		1,124,526
Financial Services - 1.82%
Americredit Corp. *	24,337	679,489
Calamos Asset Management, Inc.	2,933	85,028
City Holding Company	2,793	100,939
Ocwen Financial Corp. *	6,621	84,153
SWS Group, Inc.	7,930	191,272
Taylor Capital Group, Inc.	557	22,731
World Acceptance Corp. *	1,776	63,083

		1,226,695
Food & Beverages - 3.15%
Chiquita Brands International, Inc.	12,096	166,683
Del Monte Foods Company	61,159	686,816
Domino’s Pizza, Inc.	25,442	629,435
Hansen Natural Corp. *	239	45,498
J & J Snack Foods Corp.	424	14,022
M & F Worldwide Corp. *	6,454	103,909
Reliv International, Inc.	1,185	11,708
Seabord Corp.	308	394,240
Spartan Stores, Inc.	5,010	73,296

		2,125,607
Gas & Pipeline Utilities - 0.97%
UGI Corp.	23,844	587,039
Vectren Corp.	2,496	68,016

		655,055
Healthcare Products - 3.78%
Bruker BioSciences Corp. *	2,273	12,183
Cantel Medical Corp. *	714	10,167
Dade Behring Holdings, Inc.	15,566	648,168
DJO, Inc. *	331	12,191
Haemonetics Corp. *	11,999	558,073
Hanger Orthopedic Group, Inc. *	99	828
Health Tronics, Inc. *	3,858	29,514
Henry Schein, Inc. *	305	14,253
ICU Medical, Inc. *	3,277	138,420
IDEXX Laboratories, Inc. *	505	37,941
Kinetic Concepts, Inc. *	7,567	334,083
Molecular Devices Corp. *	6,051	184,919
PSS World Medical, Inc. *	14,012	247,312
STERIS Corp.	2,412	55,138
SurModics, Inc. *	4,051	146,282
Zoll Medical Corp. *	3,848	126,060

		2,555,532
Healthcare Services - 4.00%
Air Methods Corp. *	6,169	161,504
Magellan Health Services, Inc. *	13,280	601,717
Odyssey Healthcare, Inc. *	3,349	58,842
Pediatrix Medical Group, Inc. *	556	25,187

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Sierra Health Services, Inc. *	25,980	$1,169,879
Wellcare Health Plans, Inc. *	14,010	687,191

		2,704,320
Holdings Companies/Conglomerates - 0.34%
PICO Holdings, Inc. *	1,645	53,051
United Industrial Corp.	3,975	179,869

		232,920
Homebuilders - 0.79%
NVR, Inc. *	1,080	530,550

Hotels & Restaurants - 1.63%
Interstate Hotels & Resorts, Inc. *	8,379	77,841
Luby’s Cafeterias, Inc. *	11,389	118,787
Main Street Restaurant Group, Inc. *	8,033	51,250
Marcus Corp.	7,095	148,144
Papa Johns International, Inc. *	21,191	703,541

		1,099,563
Industrial Machinery - 1.77%
Cummins, Inc.	8,339	1,019,443
Flow International Corp. *	6,832	96,126
Manitowoc, Inc.	315	14,018
Mitcham Industries, Inc. *	4,981	63,607

		1,193,194
Industrials - 0.64%
Crane Company	10,333	429,853
Insurance - 4.02%
American Financial Group, Inc.	9,624	412,870
Conseco, Inc. *	2,362	54,562
EMC Insurance Group, Inc.	1,435	41,270
FPIC Insurance Group, Inc. *	939	36,386
LandAmerica Financial Group, Inc.	13,597	878,366
Protective Life Corp.	9,601	447,599
Safety Insurance Group, Inc.	4,589	218,207
Selective Insurance Group, Inc.	1,085	60,619
Zenith National Insurance Corp.	14,182	562,600

		2,712,479
Internet Content - 0.04%
TheStreet.com, Inc.	2,313	29,653

Internet Service Provider - 0.61%
TriZetto Group, Inc. *	15,194	224,719
United Online, Inc.	15,641	187,692

		412,411
Internet Software - 0.70%
RealNetworks, Inc. *	44,337	474,406

Leisure Time - 0.78%
DreamWorks Animation SKG, Class A *	3,138	71,860
Monarch Casino & Resort, Inc. *	1,316	37,006
Multimedia Games, Inc. *	20,218	204,808
Steinway Musical Instruments, Inc. *	3,428	84,055
Sunterra Corp. *	6,323	64,748

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Vail Resorts, Inc. *	1,725	$63,997

		526,474
Manufacturing - 0.61%
Acuity Brands, Inc.	339	13,190
Mettler-Toledo International, Inc. *	6,587	398,975

		412,165
Metal & Metal Products - 0.86%
Metal Management, Inc.	8,920	273,130
Reliance Steel & Aluminum Company	3,168	262,786
Shiloh Industries, Inc *	2,898	43,586

		579,502
Office Furnishings & Supplies - 0.24%
CompX International, Inc.	712	12,745
Global Imaging Systems, Inc. *	1,485	61,301
OfficeMax, Inc.	306	12,469
United Stationers, Inc. *	1,518	74,868

		161,383
Petroleum Services - 3.63%
Core Laboratories N.V. *	230	14,039
Grey Wolf, Inc. *	38,850	299,145
Lone Star Technologies, Inc. *	7,935	428,649
McDermott International, Inc. *	16,762	762,168
SEACOR SMIT, Inc. *	2,522	207,056
Seitel, Inc. *	71,257	253,675
Tesoro Petroleum Corp.	5,077	377,526
World Fuel Services Corp.	2,388	109,108

		2,451,366
Pharmaceuticals - 2.00%
Alkermes, Inc. *	37,055	701,081
King Pharmaceuticals, Inc. *	38,283	650,811

		1,351,892
Photography - 0.02%
CPI Corp.	414	12,710
Plastics - 0.19%
Spartech Corp.	5,778	130,583
Publishing - 0.70%
Consolidated Graphics, Inc. *	6,667	347,084
John Wiley & Sons, Inc., Class A	3,799	126,127

		473,211
Railroads & Equipment - 0.41%
Kansas City Southern *	10,001	277,028

Real Estate - 3.21%
CBL & Associates Properties, Inc., REIT	16,886	657,372
FelCor Lodging Trust, Inc., REIT	6,586	143,179
Innkeepers USA Trust, REIT	3,774	65,215
Mission West Properties, Inc., REIT	5,875	65,095
New Century Financial Corp., REIT	3,568	163,236
NorthStar Realty Finance Corp., REIT	23,966	287,832
Saul Centers, Inc., REIT	1,104	45,021

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Taubman Centers, Inc., REIT	18,130	$741,517

		2,168,467
Retail Grocery - 0.07%
Wild Oats Markets, Inc. *	2,561	50,196

Retail Trade - 5.37%
Barnes & Noble, Inc.	17,023	621,339
Blair Corp.	232	6,902
Bon-Ton Stores, Inc.	9,777	213,921
Building Materials Holding Corp.	22,559	628,719
Dollar Tree Stores, Inc. *	13,036	345,454
FTD Group, Inc. *	1,536	20,736
Longs Drug Stores Corp.	1,151	52,509
Pantry, Inc. *	12,670	729,032
Rent-A-Center, Inc. *	534	13,275
The Dress Barn, Inc. *	39,302	996,306

		3,628,193
Semiconductors - 1.45%
Kulicke & Soffa Industries, Inc. *	8,438	62,526
MKS Instruments, Inc. *	16,435	330,672
ON Semiconductor Corp. *	99,404	584,495

		977,693
Software - 1.87%
Actuate Corp. *	6,063	24,494
American Reprographics Company *	953	34,546
Aspen Technology, Inc. *	34,682	455,028
DucoCorp, Inc. *	1,884	14,073
InfoUSA, Inc. *	1,102	11,362
MicroStrategy, Inc., Class A *	6,261	610,573
SPSS, Inc. *	3,490	112,169

		1,262,245
Steel - 2.33%
Chaparral Steel Company *	3,125	225,062
Novamerican Steel, Inc *	1,282	51,883
Olympic Steel, Inc.	8,474	299,895
Ryerson, Inc.	7,116	192,132
Steel Dynamics, Inc.	12,256	805,709

		1,574,681
Telecommunications Equipment & Services - 0.10%
CT Communications, Inc.	2,959	67,672
Telephone - 0.46%
CenturyTel, Inc.	7,854	291,776
Valor Communications Group, Inc.	1,454	16,648

		308,424
Tobacco - 1.19%
Loews Corp. - Carolina Group	15,594	801,064
Toys, Amusements & Sporting Goods - 1.02%
Hasbro, Inc.	1,034	18,726

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Toys, Amusements & Sporting Goods (continued)
Jakks Pacific, Inc. *	33,424	$671,488

		690,214
Transportation - 0.51%
Bristow Group, Inc. *	2,429	87,444
Kirby Corp. *	6,534	258,093

		345,537
Trucking & Freight - 1.86%
Arkansas Best Corp.	3,048	153,040
EGL, Inc. *	3,676	184,535
Forward Air Corp.	3,735	152,126
Heartland Express, Inc.	8,610	154,033
Knight Transportation, Inc.	7,783	157,217
Landstar Systems, Inc.	7,168	338,545
Old Dominion Freight Lines, Inc. *	3,138	117,957

		1,257,453

TOTAL COMMON STOCKS (Cost $63,231,497)		$67,206,034

REPURCHASE AGREEMENTS - 0.38%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$258,085 on 07/03/2006,
collateralized by $265,000 Federal
National Mortgage Association,
5.50% due 05/29/2009 (valued at
$265,000, including interest) (c)	$258,000	$258,000

TOTAL REPURCHASE AGREEMENTS
(Cost $258,000)		$258,000

Total Investments (Small Company Trust)
(Cost $63,489,497) - 99.88%		$67,464,034
Other Assets in Excess of Liabilities - 0.12%		79,865

TOTAL NET ASSETS - 100.00%		$67,543,899

Small Company Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 95.19%

Advertising - 1.23%
Aquantive, Inc. * (a)	24,921	$631,249
ValueClick, Inc. *	23,799	365,315

		996,564
Aerospace - 0.50%
TransDigm Group, Inc. *	16,822	402,887
Agriculture - 0.53%
Delta & Pine Land Company	14,621	429,857
Apparel & Textiles - 1.01%
Joseph A. Bank Clothiers, Inc. * (a)	12,626	302,519

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
Warnaco Group, Inc. *	27,839	$520,032

		822,551
Banking - 3.94%
East West Bancorp, Inc.	19,023	721,162
Greenhill & Company, Inc. (a)	6,211	377,380
PrivateBancorp, Inc. (a)	7,830	324,240
SVB Financial Group * (a)	12,925	587,570
Texas Capital Bancshares, Inc. *	14,162	329,975
Texas Regional Bancshares, Inc., Class A	8,631	327,288
UCBH Holdings, Inc. (a)	32,237	533,200

		3,200,815
Biotechnology - 3.79%
Human Genome Sciences, Inc. * (a)	27,698	296,369
Integra LifeSciences Holdings Corp. *	15,343	595,462
MGI Pharma, Inc. * (a)	23,089	496,413
Millipore Corp. *	6,755	425,497
Myogen, Inc. *	9,061	262,769
Myriad Genetics, Inc. * (a)	20,815	525,579
Nektar Therapeutics * (a)	26,279	481,957

		3,084,046
Building Materials & Construction - 0.94%
Eagle Materials, Inc.	16,076	763,610
Business Services - 5.37%
CoStar Group, Inc. *	12,896	771,568
Euronet Worldwide, Inc. * (a)	25,360	973,063
Global Payments, Inc.	9,613	466,711
Informatica Corp. * (a)	41,883	551,180
Jackson Hewitt Tax Service, Inc.	12,985	407,080
Korn/Ferry International *	32,279	632,345
MPS Group, Inc. *	37,546	565,443

		4,367,390
Chemicals - 0.27%
Rockwood Holdings, Inc. *	9,496	218,503
Computers & Business Equipment - 1.84%
Cogent, Inc. *	22,887	344,907
Kronos, Inc. *	13,718	496,729
Merge Technologies, Inc. * (a)	7,124	87,697
Micros Systems, Inc. *	12,918	564,258

		1,493,591
Construction Materials - 1.45%
JLG Industries, Inc.	26,533	596,992
Regal-Beloit Corp.	13,153	580,705

		1,177,697
Crude Petroleum & Natural Gas - 2.47%
Bill Barrett Corp. * (a)	16,426	486,374
Hydril *	8,809	691,682
Unit Corp. *	14,611	831,220

		2,009,276

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Domestic Oil - 1.96%
Encore Aquisition Company *	21,472	$576,094
Range Resources Corp.	21,701	590,050
Whiting Petroleum Corp. *	10,110	423,306

		1,589,450
Drugs & Health Care - 1.03%
CV Therapeutics, Inc. * (a)	14,091	196,851
Mentor Corp. (a)	14,819	644,627

		841,478
Electrical Equipment - 2.88%
General Cable Corp. *	19,427	679,945
Varian, Inc. *	17,813	739,418
Wesco International, Inc. *	13,343	920,667

		2,340,030
Electrical Utilities - 0.79%
Pike Electric Corp. *	33,278	640,934
Electronics - 2.15%
Thomas & Betts Corp. *	17,089	876,666
Trimble Navigation, Ltd. *	19,540	872,265

		1,748,931
Financial Services - 1.28%
Affiliated Managers Group, Inc. * (a)	8,146	707,806
National Financial Partners Corp. (a)	7,556	334,806

		1,042,612
Food & Beverages - 0.73%
Performance Food Group Company * (a)	19,590	595,144
Healthcare Products - 4.05%
American Medical Systems Holdings, Inc. * (a)	35,051	583,599
Cyberonics, Inc. * (a)	19,096	407,127
Gen-Probe, Inc. *	11,571	624,603
Nuvasive, Inc. * (a)	35,578	648,587
The Medicines Company * (a)	21,186	414,186
Wright Medical Group, Inc. * (a)	29,226	611,700

		3,289,802
Healthcare Services - 3.90%
Genesis HealthCare Corp. *	12,662	599,799
Magellan Health Services, Inc. *	11,739	531,894
Pediatrix Medical Group, Inc. *	15,606	706,952
Per-Se Technologies, Inc. * (a)	28,038	705,997
The Advisory Board Company *	13,041	627,141

		3,171,783
Holdings Companies/Conglomerates - 0.62%
United Industrial Corp. (a)	11,102	502,365
Hotels & Restaurants - 4.01%
Applebee’s International, Inc.	20,061	385,572
Choice Hotels, Inc.	12,402	751,561
Four Seasons Hotels, Inc. (a)	7,868	483,410
Jack In the Box, Inc. *	13,636	534,531
P.F. Chang’s China Bistro, Inc. * (a)	15,055	572,391

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
RARE Hospitality International, Inc. *	18,519	$532,607

		3,260,072
Household Products - 1.56%
Church & Dwight, Inc.	16,807	612,111
Tempur-Pedic International, Inc. * (a)	48,712	658,099

		1,270,210
Industrial Machinery - 2.73%
Actuant Corp., Class A (a)	10,999	549,400
Ceradyne, Inc. * (a)	13,360	661,187
FMC Technologies, Inc. *	14,996	1,011,630

		2,222,217
Insurance - 1.48%
HCC Insurance Holdings, Inc.	19,608	577,259
ProAssurance Corp. *	12,954	624,124

		1,201,383
Internet Content - 0.64%
Digitas, Inc. *	44,461	516,637
Internet Software - 0.84%
F5 Networks, Inc. *	12,730	680,800
Leisure Time - 0.81%
RC2 Corp. *	16,941	654,939
Manufacturing - 1.49%
Acuity Brands, Inc.	15,289	594,895
Coherent, Inc. *	18,281	616,618

		1,211,513
Medical-Hospitals - 2.39%
AmSurg Corp. *	17,637	401,242
Lifepoint Hospitals, Inc. *	17,018	546,789
Palomar Medical Technologies, Inc. * (a)	1,986	90,621
VCA Antech, Inc. *	28,310	903,938

		1,942,590
Mining - 0.82%
Lincoln Electric Holding, Inc. (a)	10,604	664,341
Petroleum Services - 3.58%
Core Laboratories N.V. *	12,749	778,199
Grey Wolf, Inc. * (a)	70,761	544,860
Superior Energy Services, Inc. *	24,813	841,161
Veritas DGC, Inc. *	14,511	748,477

		2,912,697
Pharmaceuticals - 2.76%
Alkermes, Inc. *	24,159	457,088
Encysive Pharmaceuticals, Inc. * (a)	33,812	234,317
Medicis Pharmaceutical Corp., Class A (a)	16,637	399,288
Sciele Pharma, Inc. * (a)	23,836	552,757
United Therapeutics Corp. * (a)	10,350	597,920

		2,241,370
Real Estate - 0.56%
BioMed Realty Trust, Inc., REIT	15,222	455,747

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade - 7.37%
Charlotte Russe Holding, Inc. * (a)	33,166	$793,994
Childrens Place Retail Stores, Inc. * (a)	14,383	863,699
Coldwater Creek, Inc. *	28,250	755,970
Dick’s Sporting Goods, Inc. * (a)	15,673	620,651
DSW, Inc., Class A * (a)	13,728	499,974
Hot Topic, Inc. * (a)	46,630	536,711
Longs Drug Stores Corp.	13,478	614,866
New York & Company, Inc. * (a)	32,306	315,630
Regis Corp.	11,310	402,749
United Rentals, Inc. * (a)	18,400	588,432

		5,992,676
Semiconductors - 5.29%
Cirrus Logic, Inc. *	73,571	598,868
Emulex Corp. *	46,862	762,445
FormFactor, Inc. * (a)	15,476	690,694
Microsemi Corp. *	29,320	714,822
Power Integrations, Inc. *	22,971	401,533
Tessera Technologies, Inc. *	20,810	572,275
Varian Semiconductor Equipment Associates, Inc. *	17,212	561,283

		4,301,920
Software - 5.47%
Allscripts Healthcare Solution, Inc. * (a)	27,101	475,623
ANSYS, Inc. *	11,901	569,106
Blackboard, Inc. * (a)	22,265	644,794
Eclipsys Corp. *	31,389	570,024
Epicor Software Corp. *	41,210	433,941
MicroStrategy, Inc., Class A *	6,041	589,118
Orbotech, Ltd. *	15,557	356,722
THQ, Inc. *	37,404	807,927

		4,447,255
Steel - 1.02%
Carpenter Technology Corp.	7,179	829,175
Telecommunications Equipment & Services - 5.53%
Aeroflex, Inc. *	48,856	570,149
NETGEAR, Inc. * (a)	31,559	683,252
NeuStar, Inc., Class A *	19,213	648,439
NICE Systems, Ltd. *	24,813	698,238
Polycom, Inc. *	38,468	843,219
SBA Communications Corp. *	40,329	1,054,200

		4,497,497
Toys, Amusements & Sporting Goods - 0.64%
Marvel Entertainment, Inc. * (a)	26,210	524,200
Transportation - 0.95%
Kirby Corp. *	19,611	774,635
Trucking & Freight - 2.52%
Forward Air Corp.	16,126	656,812
Hub Group, Inc., Class A *	17,952	440,363

Small Company Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Swift Transportation, Inc. *	29,916	$950,132

		2,047,307

TOTAL COMMON STOCKS (Cost $71,931,632)		$77,378,497

SHORT TERM INVESTMENTS - 24.70%
State Street Navigator Securities Lending Prime Portfolio (c)	$20,075,668	$20,075,668

TOTAL SHORT TERM INVESTMENTS
(Cost $20,075,668)		$20,075,668

REPURCHASE AGREEMENTS - 6.42%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 4.88% to be repurchased at $5,221,122 on 07/03/2006, collateralized by $5,475,000 Federal Home Loan Bank, 4.375% due 09/17/2010 (valued at $5,327,816, including interest) (c)	$5,219,000	$5,219,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,219,000)		$5,219,000

Total Investments (Small Company Growth Trust)
(Cost $97,226,300) - 126.31%		$102,673,165
Liabilities in Excess of Other Assets - (26.31)%		(21,389,481)

TOTAL NET ASSETS - 100.00%		$81,283,684

Small Company Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.96%

Aerospace - 1.03%
EDO Corp. (a)	102,000	$2,482,680
Woodward Governor Company	151,600	4,625,316

		7,107,996
Apparel & Textiles - 0.85%
Culp, Inc. * (a)	116,000	567,240
G & K Services, Class A (a)	155,000	5,316,500

		5,883,740
Auto Parts - 0.25%
Accuride Corp. * (a)	139,000	1,733,330
Auto Services - 1.15%
Dollar Thrifty Automotive Group, Inc. *	176,500	7,954,855
Banking - 7.25%
Boston Private Financial Holdings, Inc. (a)	91,700	2,558,430
East West Bancorp, Inc.	268,900	10,193,999
First Republic Bank	275,300	12,608,740
Home Bancshares, Inc. * (a)	8,100	183,870
Netbank, Inc. (a)	246,000	1,630,980
SVB Financial Group * (a)	211,200	9,601,152

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Texas Regional Bancshares, Inc., Class A (a)	351,000	$13,309,920

		50,087,091
Biotechnology - 1.32%
Exelixis, Inc. * (a)	267,200	2,685,360
Myriad Genetics, Inc. * (a)	255,000	6,438,750

		9,124,110
Broadcasting - 0.36%
Saga Communications, Inc., Class A * (a)	276,700	2,506,902
Building Materials & Construction - 0.38%
ElkCorp (a)	95,500	2,652,035
Business Services - 4.51%
Electro Rent Corp. * (a)	319,200	5,113,584
FTI Consulting, Inc. * (a)	221,500	5,929,555
McGrath Rentcorp (a)	277,500	7,717,275
MPS Group, Inc. * (a)	541,600	8,156,496
StarTek, Inc. (a)	191,400	2,861,430
Wireless Facilities, Inc. * (a)	494,900	1,360,975

		31,139,315
Chemicals - 3.39%
Airgas, Inc.	204,000	7,599,000
Arch Chemicals, Inc.	174,400	6,287,120
Innospec, Inc.	155,600	3,955,352
MacDermid, Inc.	194,300	5,595,840

		23,437,312
Commercial Services - 1.57%
Live Nation, Inc. * (a)	88,200	1,795,752
Pool Corp. (a)	208,000	9,075,040

		10,870,792
Construction & Mining Equipment - 0.59%
Carbo Ceramics, Inc. (a)	83,500	4,102,355
Construction Materials - 3.69%
Ameron International Corp. (a)	75,000	5,026,500
Florida Rock Industries, Inc. (a)	160,800	7,986,936
JLG Industries, Inc.	554,000	12,465,000

		25,478,436
Crude Petroleum & Natural Gas - 1.68%
Penn Virginia Corp.	166,000	11,600,080
Domestic Oil - 2.32%
Forest Oil Corp. * (a)	187,900	6,230,764
Mariner Energy, Inc. *	155,304	2,852,935
Union Drilling, Inc. *	54,000	802,440
Whiting Petroleum Corp. * (a)	145,800	6,104,646

		15,990,785
Drugs & Health Care - 2.32%
Arrow International, Inc. (a)	114,900	3,776,763
Diversa Corp. * (a)	322,900	3,119,214
Landauer, Inc. (a)	69,200	3,314,680
West Pharmaceutical Services, Inc.	159,500	5,786,660

		15,997,317

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 2.14%
C & D Technologies, Inc. (a)	209,600	$1,576,192
Genlyte Group, Inc. *	96,300	6,975,009
Littelfuse, Inc. *	144,800	4,978,224
Methode Electronics, Inc., Class A	120,100	1,262,251

		14,791,676
Electrical Utilities - 2.28%
Black Hills Corp. (a)	165,300	5,674,749
Cleco Corp. (a)	211,800	4,924,350
El Paso Electric Company *	220,000	4,435,200
Otter Tail Corp. (a)	25,500	696,915

		15,731,214
Electronics - 2.83%
Analogic Corp. (a)	41,300	1,924,993
Belden CDT, Inc. (a)	217,600	7,191,680
Franklin Electric, Inc. (a)	202,000	10,431,280

		19,547,953
Financial Services - 0.37%
American Capital Strategies, Ltd. (a)	76,000	2,544,480
Food & Beverages - 0.10%
Centerplate, Inc. (a)	50,950	682,730
Forest Products - 0.95%
Deltic Timber Corp. (a)	116,000	6,538,920
Furniture & Fixtures - 0.63%
Stanley Furniture Company, Inc. (a)	180,600	4,328,982
Gas & Pipeline Utilities - 1.14%
Southwest Gas Corp. (a)	154,800	4,851,432
Vectren Corp.	111,900	3,049,275

		7,900,707
Gold - 0.71%
Meridian Gold, Inc. * (a)	154,000	4,878,720
Healthcare Products - 1.14%
Owens & Minor, Inc.	274,000	7,836,400
Hotels & Restaurants - 1.50%
RARE Hospitality International, Inc. *	256,000	7,362,560
Ruby Tuesday, Inc. (a)	123,300	3,009,753

		10,372,313
Industrial Machinery - 1.12%
IDEX Corp. (a)	163,800	7,731,360
Insurance - 4.16%
Markel Corp. * (a)	18,300	6,350,100
Max Re Capital, Ltd.	206,300	4,505,592
Midland Company (a)	137,600	5,226,048
ProAssurance Corp. *	232,600	11,206,668
Scottish Re Group, Ltd. (a)	88,000	1,462,560

		28,750,968
Internet Software - 1.10%
RSA Security, Inc. * (a)	279,500	7,599,605

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Investment Companies - 1.48%
Allied Capital Corp.	174,000	$5,005,980
First Financial Fund, Inc. * (a)	329,786	5,200,725

		10,206,705
Life Sciences - 0.48%
Symyx Technologies, Inc. *	138,300	3,339,945
Manufacturing - 2.08%
AptarGroup, Inc.	132,100	6,553,481
Nordson Corp.	158,700	7,804,866

		14,358,347
Metal & Metal Products - 3.07%
Gibraltar Industries, Inc.	250,000	7,250,000
Matthews International Corp., Class A (a)	241,000	8,307,270
Metal Management, Inc.	184,000	5,634,080

		21,191,350
Mobile Homes - 1.20%
Skyline Corp. (a)	92,700	3,965,706
Winnebago Industries, Inc. (a)	139,000	4,314,560

		8,280,266
Mutual Funds - 0.55%
iShares Russell 2000 Value Index Fund (a)	52,700	3,813,899
Newspapers - 0.28%
Journal Register Company (a)	211,400	1,894,144
Paper - 0.91%
Chesapeake Corp. (a)	68,600	1,125,726
Potlatch Corp. (a)	43,700	1,649,675
Wausau-Mosinee Paper Corp. (a)	284,000	3,535,800

		6,311,201
Petroleum Services - 5.14%
Atwood Oceanics, Inc. * (a)	101,000	5,009,600
Lone Star Technologies, Inc. *	78,500	4,240,570
TETRA Technologies, Inc. * (a)	431,000	13,054,990
Todco, Class A * (a)	186,200	7,606,270
W-H Energy Services, Inc. * (a)	109,400	5,560,802

		35,472,232
Pharmaceuticals - 0.29%
Pharmion Corp. * (a)	119,000	2,026,570
Railroads & Equipment - 1.28%
Genesee & Wyoming, Inc., Class A * (a)	249,500	8,849,765
Real Estate - 6.39%
Columbia Equity Trust, Inc., REIT (a)	110,000	1,689,600
First Potomac Realty Trust, REIT	180,900	5,389,011
Glenborough Realty Trust, Inc., REIT (a)	108,900	2,345,706
Innkeepers USA Trust, REIT	160,200	2,768,256
Kilroy Realty Corp., REIT (a)	173,000	12,499,250
LaSalle Hotel Properties, REIT (a)	174,000	8,056,200
Strategic Hotel Cap, Inc., REIT (a)	272,800	5,657,872
Washington Real Estate Investment Trust,REIT (a)	155,500	5,706,850

		44,112,745

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Grocery - 0.64%
Nash-Finch Company (a)	81,300	$1,730,877
Wild Oats Markets, Inc. * (a)	137,900	2,702,840

		4,433,717
Retail Trade - 5.79%
Aaron Rents, Inc., Class A	16,700	404,307
Aaron Rents, Inc., Class B (a)	456,400	12,268,032
Building Materials Holding Corp. (a)	113,200	3,154,884
Casey’s General Stores, Inc.	237,600	5,942,376
CSS Industries, Inc.	132,200	3,800,750
Fred’s, Inc., Class A (a)	201,100	2,684,685
Hancock Fabrics, Inc. (a)	188,700	630,258
Haverty Furniture Companies, Inc. (a)	309,100	4,849,779
Stein Mart, Inc.	423,000	6,260,400

		39,995,471
Sanitary Services - 2.36%
Casella Waste Systems, Inc., Class A * (a)	302,000	3,953,180
Insituform Technologies, Inc., Class A * (a)	298,700	6,837,243
Synagro Technologies, Inc. (a)	202,400	795,432
Waste Connections, Inc. *	129,800	4,724,720

		16,310,575
Semiconductors - 1.97%
ATMI, Inc. * (a)	125,900	3,099,658
Brooks Automation, Inc. * (a)	548,499	6,472,288
Entegris, Inc. * (a)	424,900	4,049,297

		13,621,243
Software - 2.82%
Packeteer, Inc. * (a)	259,000	2,937,060
Progress Software Corp. *	231,000	5,407,710
SPSS, Inc. *	187,700	6,032,678
Websense, Inc. * (a)	249,200	5,118,568

		19,496,016
Steel - 1.36%
Carpenter Technology Corp. (a)	81,400	9,401,700
Telecommunications Equipment & Services - 0.46%
Premiere Global Services, Inc. * (a)	420,700	3,176,285
Tires & Rubber - 0.55%
Myers Indiana, Inc.	219,300	3,769,767
Tobacco - 0.20%
Alliance One International, Inc. (a)	307,800	1,366,632
Transportation - 3.39%
Kirby Corp. *	280,000	11,060,000
Macquarie Infrastructure Company Trust (a)	166,800	4,602,012
UTI Worldwide, Inc. (a)	306,000	7,720,380

		23,382,392
Trucking & Freight - 2.44%
Landstar Systems, Inc.	356,600	16,842,218

TOTAL COMMON STOCKS (Cost $457,242,148)		$676,555,664

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 26.83%
State Street Navigator Securities Lending Prime Portfolio (c)	$173,317,104	$173,317,104
T. Rowe Price Reserve Investment Fund (c)	11,941,258	11,941,258

TOTAL SHORT TERM INVESTMENTS
(Cost $185,258,362)		$185,258,362

REPURCHASE AGREEMENTS - 0.30%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $2,067,680 on 07/03/2006, collateralized by $2,110,000 Federal Home Loan Mortgage Corp., 6.00% due 06/27/2011 (valued at $2,110,000, including interest) (c)	$2,067,000	$2,067,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,067,000)		$2,067,000

Total Investments (Small Company Value Trust)
(Cost $644,567,510) - 125.09%		$863,881,026
Liabilities in Excess of Other Assets - (25.09)%		(173,250,601)

TOTAL NET ASSETS - 100.00%		$690,630,425

Special Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 88.59%

Aerospace - 1.57%
HEICO Corp., Class A	29,951	$710,438
Orbital Sciences Corp., Class A *	53,871	869,478

		1,579,916
Air Travel - 1.46%
Airtran Holdings, Inc. * (a)	75,180	1,117,175
SkyWest, Inc.	14,147	350,846

		1,468,021
Apparel & Textiles - 0.71%
Timberland Company, Class A *	27,219	710,416
Auto Parts - 0.80%
Lear Corp.	36,348	807,289
Banking - 11.31%
Amcore Financial, Inc.	22,887	670,818
BancTrust Financial Group, Inc. (a)	26,222	615,430
Cascade Financial Corp.	30,396	470,332
Central Pacific Financial Corp. (a)	31,055	1,201,828
City Bank Lynnwood WA	3,382	157,804
City National Corp.	7,100	462,139
Cullen Frost Bankers, Inc.	15,492	887,692
First Charter Corp. (a)	30,917	758,394
First Security Group, Inc.	52,691	611,216
First State BanCorp. (a)	31,949	759,747
IBERIABANK Corp.	6,064	348,923

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Investors Financial Services Corp. (a)	10,900	$489,410
Midwest Banc Holdings, Inc. (a)	33,963	755,677
Tompkins Trustco, Inc.	5,687	244,541
UCBH Holdings, Inc. (a)	86,200	1,425,748
Umpqua Holdings Corp. (a)	37,281	956,258
Webster Financial Corp.	11,894	564,251

		11,380,208
Building Materials & Construction - 1.26%
EMCOR Group, Inc. *	26,020	1,266,393
Business Services - 4.62%
Black Box Corp.	18,624	713,858
John H. Harland Company	15,658	681,123
Korn/Ferry International *	8,263	161,872
Labor Ready, Inc. *	43,840	992,976
Perot Systems Corp., Class A * (a)	64,409	932,642
Watson Wyatt Worldwide, Inc., Class A	33,182	1,166,016

		4,648,487
Chemicals - 2.01%
Cabot Microelectronics Corp. * (a)	12,058	365,478
Georgia Gulf Corp.	44,800	1,120,896
Olin Corp.	29,884	535,820

		2,022,194
Computers & Business Equipment - 0.70%
Rimage Corp. * (a)	12,563	256,537
Tech Data Corp. *	11,727	449,261

		705,798
Construction & Mining Equipment - 1.51%
National Oilwell, Inc. *	24,020	1,520,946
Construction Materials - 0.39%
Patrick Industries, Inc. *	36,137	396,062
Cosmetics & Toiletries - 0.74%
Steiner Leisure, Ltd. *	18,864	745,694
Crude Petroleum & Natural Gas - 1.43%
Western Refining, Inc. (a)	18,700	403,546
XTO Energy, Inc.	23,428	1,037,158

		1,440,704
Domestic Oil - 1.29%
Denbury Resources, Inc. *	41,044	1,299,864
Educational Services - 0.85%
Leapfrog Enterprises, Inc., Class A * (a)	84,214	850,561
Electrical Equipment - 1.04%
Tektronix, Inc.	35,695	1,050,147
Electrical Utilities - 0.18%
MGE Energy, Inc. (a)	5,898	183,723
Electronics - 3.35%
ATI Technologies, Inc. * (a)	51,272	748,571
Bel Fuse, Inc., Class B (a)	7,963	261,266
DRS Technologies, Inc.	16,292	794,235
Mercury Computer Systems, Inc. * (a)	48,323	743,691

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Woodhead Industries, Inc.	42,977	$822,580

		3,370,343
Energy - 0.47%
New Jersey Resources Corp.	10,062	470,700
Financial Services - 1.91%
Financial Federal Corp. (a)	21,638	601,753
Portfolio Recovery Associates, Inc. * (a)	28,858	1,318,810

		1,920,563
Food & Beverages - 1.53%
Del Monte Foods Company	117,344	1,317,773
Pilgrim’s Pride Corp.	8,500	219,300

		1,537,073
Furniture & Fixtures - 0.59%
Furniture Brands International, Inc. (a)	28,618	596,399
Gas & Pipeline Utilities - 0.46%
Northwest Natural Gas Company (a)	12,527	463,875
Healthcare Services - 3.59%
Amerigroup Corp. *	28,085	871,759
Apria Healthcare Group, Inc. *	27,752	524,513
Cross Country Healthcare, Inc. *	48,674	885,380
MedQuist, Inc. *	39,924	511,027
National Dentex Corp. *	35,200	816,640

		3,609,319
Hotels & Restaurants - 0.93%
O’Charley’s, Inc. *	55,179	938,043
Industrial Machinery - 4.67%
Albany International Corp., Class A	26,751	1,133,975
IDEX Corp.	26,584	1,254,765
Kennametal, Inc.	16,025	997,556
Sauer-Danfoss, Inc.	51,472	1,308,418

		4,694,714
Industrials - 2.36%
Crane Company	32,916	1,369,306
Harsco Corp.	12,893	1,005,138

		2,374,444
Insurance - 4.40%
CNA Surety Corp. *	37,113	641,313
EMC Insurance Group, Inc.	9,770	280,985
Midland Company	25,753	978,099
PMI Group, Inc. (a)	26,987	1,203,080
Triad Guaranty, Inc. *	27,153	1,327,239

		4,430,716
Internet Content - 0.35%
McAfee, Inc. *	14,356	348,420
Leisure Time - 0.38%
K2, Inc. * (a)	35,247	385,602
Manufacturing - 4.91%
AptarGroup, Inc.	16,292	808,246

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Input/Output, Inc. * (a)	28,000	$264,600
Kaydon Corp.	30,384	1,133,627
Pentair, Inc.	32,384	1,107,209
Roper Industries, Inc.	21,784	1,018,402
Snap-on, Inc.	14,992	605,977

		4,938,061
Medical-Hospitals - 0.64%
RehabCare Group, Inc. *	37,013	643,286
Metal & Metal Products - 2.96%
Gibraltar Industries, Inc.	39,629	1,149,241
Mueller Industries, Inc.	20,323	671,269
Timken Company	34,415	1,153,246

		2,973,756
Mutual Funds - 5.38%
iShares Nasdaq Biotechnology Index Fund * (a)	12,258	891,157
iShares Russell 2000 Value Index Fund (a)	62,496	4,522,835

		5,413,992
Office Furnishings & Supplies - 1.76%
IKON Office Solutions, Inc. (a)	61,400	773,640
United Stationers, Inc. *	20,223	997,398

		1,771,038
Petroleum Services - 0.26%
Superior Well Services, Inc. *	10,362	258,014
Pharmaceuticals - 0.54%
Bentley Pharmaceuticals, Inc. * (a)	49,198	539,210
Railroads & Equipment - 1.16%
Wabtec Corp.	31,083	1,162,504
Real Estate - 5.16%
American Land Lease, Inc., REIT	15,159	371,396
Cousins Properties, Inc., REIT	25,386	785,189
Duke Realty Corp., REIT	10,595	372,414
Equity One, Inc., REIT (a)	10,801	225,741
Host Hotels & Resorts, Inc., REIT	33,782	738,812
LaSalle Hotel Properties, REIT	20,656	956,373
Liberty Property Trust, REIT (a)	9,462	418,220
Pan Pacific Retail Properties, Inc., REIT	19,027	1,319,903

		5,188,048
Retail Trade - 3.21%
Cato Corp., Class A	44,538	1,151,307
Deb Shops, Inc.	27,499	663,001
Dillard’s, Inc., Class A	24,820	790,517
The Buckle, Inc.	14,992	627,715

		3,232,540
Semiconductors - 0.58%
Exar Corp. *	43,777	580,921
Software - 1.75%
Dendrite International, Inc. * (a)	32,549	300,753
EPIQ Systems, Inc. * (a)	34,481	573,764

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Special Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Software (continued)
NetIQ Corp. *	72,718	$886,432

		1,760,949
Tires & Rubber - 1.11%
Cooper Tire & Rubber Company (a)	100,730	1,122,132
Transportation - 1.14%
Kirby Corp. *	29,052	1,147,554
Trucking & Freight - 1.17%
Arkansas Best Corp.	23,454	1,177,625

TOTAL COMMON STOCKS (Cost $82,454,625)		$89,126,264

SHORT TERM INVESTMENTS - 18.36%
State Street Navigator Securities Lending Prime Portfolio (c)	$18,471,625	$18,471,625

TOTAL SHORT TERM INVESTMENTS
(Cost $18,471,625)		$18,471,625

REPURCHASE AGREEMENTS - 11.39%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $11,467,774 on 07/03/2006, collateralized by $11,695,000 Federal National Mortgage Association, 5.50% due 05/29/2009 (valued at $11,695,000, including interest) (c)	$11,464,000	$11,464,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,464,000)		$11,464,000

Total Investments (Special Value Trust)
(Cost $112,390,250) - 118.34%		$119,061,889
Liabilities in Excess of Other Assets - (18.34)%		(18,455,339)

TOTAL NET ASSETS - 100.00%		$100,606,550

Spectrum Income Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 16.75%

Aerospace - 0.24%
Lockheed Martin Corp.	10,200	$731,748
Raytheon Company	21,500	958,255

		1,690,003
Aluminum - 0.11%
Alcoa, Inc.	24,200	783,112
Auto Parts - 0.09%
Genuine Parts Company	15,300	637,398
Automobiles - 0.03%
Ford Motor Company (a)	28,300	196,119

Banking - 0.79%
AmSouth Bancorp.	335	8,861

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Bank of America Corp.	21,410	$1,029,821
Bank of Ireland	20,700	368,999
BB&T Corp.	260	10,813
Citizens Banking Corp.	260	6,347
Comerica, Inc.	155	8,058
Fifth Third Bancorp.	35,800	1,322,810
Mercantile Bankshares Corp.	9,900	353,133
National City Corp.	15,230	551,174
Northern Trust Corp.	5,700	315,210
Regions Financial Corp.	560	18,547
SunTrust Banks, Inc.	13,300	1,014,258
US Bancorp	2,175	67,164
Washington Mutual, Inc.	205	9,344
Wells Fargo Company	7,100	476,268

		5,560,807
Biotechnology - 0.08%
MedImmune, Inc. *	19,400	525,740
Broadcasting - 0.13%
CBS Corp., Class B	33,000	892,650
Business Services - 0.08%
H & R Block, Inc.	24,900	594,114
Cable and Television - 0.57%
Comcast Corp., Class A *	31,700	1,037,858
EchoStar Communications Corp., Class A *	13,900	428,259
Rogers Communications, Inc.	4,975	200,990
Time Warner, Inc.	88,000	1,522,400
Viacom, Inc. *	22,800	817,152

		4,006,659
Cellular Communications - 0.11%
Motorola, Inc.	37,000	745,550
Chemicals - 0.25%
Chemtura Corp.	27,300	254,982
E.I. Du Pont De Nemours & Company	31,910	1,327,456
Hercules, Inc. *	10,000	152,600

		1,735,038
Computers & Business Equipment - 0.44%
Cisco Systems, Inc. *	46,400	906,192
Dell, Inc. *	33,700	822,617
International Business Machines Corp.	17,700	1,359,714

		3,088,523
Construction Materials - 0.11%
Vulcan Materials Company	9,600	748,800
Cosmetics & Toiletries - 0.60%
Avon Products, Inc.	33,400	1,035,400
Colgate-Palmolive Company	26,400	1,581,360
International Flavors & Fragrances, Inc.	25,400	895,096
Kimberly-Clark Corp.	12,000	740,400

		4,252,256

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Domestic Oil - 0.13%
Murphy Oil Corp.	16,000	$893,760
Drugs & Health Care - 0.18%
Wyeth	28,700	1,274,567
Electrical Equipment - 0.12%
Cooper Industries, Ltd., Class A	9,400	873,448
Electrical Utilities - 0.34%
Entergy Corp.	14,500	1,025,875
FirstEnergy Corp.	14,620	792,550
Pinnacle West Capital Corp.	9,900	395,109
TECO Energy, Inc.	13,100	195,714

		2,409,248
Electronics - 0.11%
Sony Corp.	17,200	758,569
Energy - 0.41%
Duke Energy Corp.	45,570	1,338,391
Progress Energy, Inc.	20,500	878,835
Xcel Energy, Inc. (a)	36,445	699,015

		2,916,241
Financial Services - 1.35%
Charles Schwab Corp.	68,700	1,097,826
Citigroup, Inc.	13,905	670,777
Federal National Mortgage Association	11,900	572,390
JPMorgan Chase & Company	69,780	2,930,760
Mellon Financial Corp.	37,900	1,304,897
Morgan Stanley	28,800	1,820,448
State Street Corp. (c)	19,500	1,132,755

		9,529,853
Food & Beverages - 0.63%
Campbell Soup Company	26,300	975,993
General Mills, Inc.	21,600	1,115,856
McCormick & Company, Inc.	15,000	503,250
Sara Lee Corp.	11,900	190,638
Sysco Corp.	10,200	311,712
The Coca-Cola Company	31,500	1,355,130

		4,452,579
Gas & Pipeline Utilities - 0.21%
NiSource, Inc.	57,495	1,255,691
Williams Companies, Inc.	8,255	192,837

		1,448,528
Healthcare Products - 0.34%
Baxter International, Inc.	18,000	661,680
Boston Scientific Corp. *	26,100	439,524
Johnson & Johnson	21,700	1,300,264

		2,401,468
Holdings Companies/Conglomerates - 0.48%
General Electric Company	102,500	3,378,400
Household Products - 0.25%
Fortune Brands, Inc.	9,000	639,090

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Household Products (continued)
Newell Rubbermaid, Inc.	44,600	$1,152,018

		1,791,108
Industrial Machinery - 0.22%
Deere & Company	10,500	876,645
Pall Corp.	24,800	694,400

		1,571,045
Insurance - 0.93%
American International Group, Inc.	24,700	1,458,535
Chubb Corp.	11,200	558,880
Lincoln National Corp.	18,400	1,038,496
Marsh & McLennan Companies, Inc.	63,900	1,718,271
St. Paul Travelers Companies, Inc.	23,200	1,034,256
UnumProvident Corp.	42,100	763,273

		6,571,711
International Oil - 1.28%
Anadarko Petroleum Corp.	20,200	963,338
ChevronTexaco Corp.	37,640	2,335,938
Exxon Mobil Corp.	35,900	2,202,465
Hess Corp.	29,340	1,550,619
Royal Dutch Shell PLC, ADR	29,165	1,953,472

		9,005,832
Leisure Time - 0.21%
Lakes Gaming, Inc. (a)	3,700	44,733
Regal Entertainment Group, Class A (a)	11,850	240,792
Walt Disney Company	39,100	1,173,000

		1,458,525
Liquor - 0.20%
Anheuser-Busch Companies, Inc.	31,500	1,436,085
Manufacturing - 0.41%
Eaton Corp.	7,000	527,800
Honeywell International, Inc.	40,900	1,648,270
Tyco International, Ltd.	26,200	720,500

		2,896,570
Newspapers - 0.29%
Dow Jones & Company, Inc. (a)	24,400	854,244
The New York Times Company, Class A (a)	47,200	1,158,288

		2,012,532
Office Furnishings & Supplies - 0.15%
Avery Dennison Corp.	17,800	1,033,468
Paper - 0.35%
International Paper Company	58,965	1,904,569
MeadWestvaco Corp. (a)	19,760	551,897

		2,456,466
Petroleum Services - 0.29%
BP PLC, SADR	16,600	1,155,526
Schlumberger, Ltd.	13,800	898,518

		2,054,044
Pharmaceuticals - 1.00%
Abbott Laboratories	22,800	994,308

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	31,300	$809,418
Eli Lilly & Company	24,900	1,376,223
Merck & Company, Inc.	51,885	1,890,170
Pfizer, Inc.	63,270	1,484,947
Schering-Plough Corp.	26,200	498,586

		7,053,652
Photography - 0.13%
Eastman Kodak Company (a)	37,800	898,884
Publishing - 0.25%
Mcclatchy Company, Class A (a)	4,504	180,694
Tribune Company	49,700	1,611,771

		1,792,465
Railroads & Equipment - 0.35%
Norfolk Southern Corp.	13,000	691,860
Union Pacific Corp.	19,300	1,794,128

		2,485,988
Real Estate - 0.08%
Equity Residential, REIT	260	11,630
Simon Property Group, Inc., REIT	5,700	472,758
Weingarten Realty Investors, REIT (a)	2,210	84,599

		568,987
Retail Trade - 0.33%
Home Depot, Inc.	17,600	629,904
RadioShack Corp. (a)	21,600	302,400
Wal-Mart Stores, Inc.	28,700	1,382,479

		2,314,783
Sanitary Services - 0.17%
Synagro Technologies, Inc. (a)	22,850	89,801
Waste Management, Inc.	30,100	1,079,988

		1,169,789
Semiconductors - 0.18%
Analog Devices, Inc.	22,000	707,080
Intel Corp.	28,800	545,760

		1,252,840
Software - 0.27%
Microsoft Corp.	81,800	1,905,940
Telecommunications Equipment & Services - 0.30%
Lucent Technologies, Inc. * (a)	116,600	282,172
Nokia Oyj, SADR	52,300	1,059,598
Telus Corp., Non Voting Shares	14,735	594,999
Telus Corp.	3,600	148,617

		2,085,386
Telephone - 0.95%
ALLTEL Corp.	19,200	1,225,536
AT&T, Inc.	69,350	1,934,172
Qwest Communications International, Inc. * (a)	169,500	1,371,255
Sprint Corp.	51,500	1,029,485

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Verizon Communications, Inc.	33,700	$1,128,613

		6,689,061
Tobacco - 0.08%
UST, Inc. (a)	12,205	551,544
Toys, Amusements & Sporting Goods - 0.15%
Mattel, Inc.	63,900	1,054,989

TOTAL COMMON STOCKS (Cost $110,795,469)		$117,905,124

PREFERRED STOCKS - 0.28%

Broadcasting - 0.04%
Spanish Broadcasting System, Series B *	281	311,910
Building Materials & Construction - 0.14%
General Motors Corp., Series B (a)	51,775	957,838
Energy - 0.04%
NRG Energy, Inc., Series 4	100	128,313
NRG Energy, Inc. (a)	125	159,734

		288,047
Telecommunications Equipment & Services - 0.06%
Lucent Technologies Capital Trust I	400	406,000

TOTAL PREFERRED STOCKS (Cost $1,894,226)		$1,963,795

U.S. TREASURY OBLIGATIONS - 6.19%

Treasury Inflation Protected Securities (d) - 0.32%
1.875% due 07/15/2013 (a)	$241,228	231,739
2.00% due 07/15/2014 to 01/15/2026 (a)	1,802,321	1,729,871
3.50% due 01/15/2011 (a)	83,310	87,141
3.625% due 01/15/2008 (a)	230,612	234,575

		2,283,326
U.S. Treasury Bonds - 3.26%
4.50% due 02/15/2036 (a)	200,000	179,328
5.375% due 02/15/2031 (a)	2,337,000	2,377,351
5.50% due 08/15/2028 (a)	249,000	255,828
6.00% due 02/15/2026 (a)	1,850,000	2,003,926
6.125% due 08/15/2029 (a)	829,000	921,744
6.25% due 08/15/2023 to 05/15/2030 (a)	5,146,000	5,773,484
6.375% due 08/15/2027 (a)	410,000	465,382
6.50% due 11/15/2026 (a)	680,000	780,088
7.125% due 02/15/2023 (a)	1,702,000	2,036,283
7.50% due 11/15/2016 (a)	830,000	981,734
7.625% due 02/15/2025 (a)	1,739,000	2,208,530
7.875% due 02/15/2021 (a)	1,176,000	1,479,739
8.00% due 11/15/2021 (a)	230,000	294,148
8.50% due 02/15/2020 (a)	435,000	568,898
8.875% due 08/15/2017 to 02/15/2019 (a)	1,964,000	2,600,610

		22,927,073
U.S. Treasury Notes - 2.54%
3.125% due 01/31/2007 (a)	188,000	185,672
3.375% due 11/15/2008 (a)	2,645,000	2,541,060

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Notes (continued)
3.50% due 11/15/2006 to 05/31/2007 (a)	$2,495,000	$2,477,216
3.625% due 06/30/2007 (a)	400,000	393,609
4.00% due 03/15/2010	80,000	77,034
4.00% due 04/15/2010 to 02/15/2015 (a)	750,000	711,465
4.125% due 05/15/2015 (a)	2,195,000	2,038,178
4.25% due 08/15/2013 to 11/15/2014 (a)	4,215,000	3,980,767
4.50% due 11/15/2015 (a)	460,000	438,150
4.75% due 03/31/2011 (a)	170,000	167,443
4.875% due 02/15/2012	4,135,000	4,089,771
5.75% due 08/15/2010 (a)	735,000	753,059

		17,853,424
U.S. Treasury Strips - 0.07%
zero coupon due 05/15/2020	1,070,000	511,090

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,028,176)		$43,574,913

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.45%

Federal Farm Credit Bank - 0.08%
1.875% due 01/16/2007	550,000	539,406
Federal Home Loan Bank - 0.19%
3.00% due 04/15/2009	500,000	470,032
3.875% due 08/22/2008 (a)	400,000	387,348
5.25% due 06/18/2014 (a)	510,000	501,847

		1,359,227
Federal Home Loan Mortgage Corp. - 2.27%
3.55% due 11/15/2007	400,000	389,400
3.625% due 09/15/2008	400,000	384,975
4.00% due 12/15/2009 (a)	365,000	348,464
4.50% due 10/01/2007 to 09/01/2035	1,449,195	1,354,850
4.522% due 09/01/2032	52,415	51,876
4.545% due 09/01/2035	289,335	277,685
4.625% due 02/21/2008 (a)	570,000	562,351
4.72% due 08/01/2035	421,664	406,131
4.788% due 07/01/2035	96,255	94,792
5.00% due 01/01/2009 to 11/01/2035	5,394,798	5,067,074
5.055% due 11/01/2035	248,240	241,396
5.125% due 02/27/2009 to 07/15/2012	2,595,000	2,549,321
5.428% due 01/01/2036	124,923	122,726
5.50% due 03/01/2018 to 04/01/2029	1,386,071	1,362,001
5.75% due 05/23/2011	445,000	442,995
6.00% due 11/01/2011 to 12/01/2033	269,944	269,083
6.50% due 05/01/2017 to 01/01/2036	1,963,287	1,981,228
7.00% due 02/01/2024 to 06/01/2032	62,629	64,178
7.50% due 05/01/2024 to 06/01/2024	5,511	5,722
10.50% due 05/01/2019	860	876

		15,977,124
Federal National Mortgage Association - 7.24%
3.25% due 08/15/2008 (a)	680,000	650,249
3.825% due 10/01/2033	186,811	180,012

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Federal National Mortgage Association (continued)
3.875% due 07/15/2008 (a)	$400,000	$387,885
4.026% due 07/01/2027	2,135	2,136
4.375% due 09/15/2012	360,000	339,262
4.50% due 02/15/2011 to 07/01/2035	5,870,804	5,483,628
4.5027% due 02/17/2009 (b)	220,000	213,539
4.625% due 10/15/2014 (a)	660,000	621,938
4.694% due 09/01/2035	495,871	479,064
4.793% due 11/01/2035	375,646	369,743
4.836% due 06/01/2035	201,156	198,838
5.00% due 01/01/2009 to 10/01/2035	3,946,073	3,787,776
5.00% due 03/15/2016 (a)	450,000	431,653
5.319% due 12/01/2035	208,300	203,707
5.376% due 12/01/2035	254,958	250,208
5.375% due 07/15/2016 (a)	425,000	419,290
5.455% due 01/01/2019	1,869	1,865
5.50% due 07/01/2013 to 01/01/2036	13,637,882	13,231,887
5.544% due 12/01/2035	379,355	374,305
5.685% due 12/01/2035	129,134	127,386
5.715% due 01/01/2036	903,254	893,173
5.75% due 02/15/2008 (a)	500,000	501,933
6.00% due 04/01/2014 to 11/01/2034	8,625,917	8,542,372
6.00% due 05/15/2011 (a)	2,030,000	2,073,753
6.00% TBA **	6,518,000	6,441,817
6.50% due 06/01/2013 to 05/01/2036	2,886,583	2,906,077
7.00% due 12/01/2029 to 02/01/2030	3,007	3,083
7.125% due 01/15/2030	370,000	441,937
7.125% due 06/15/2010 (a)	1,300,000	1,375,492

		50,934,008
Government National Mortgage Association - 11.67%
4.00% due 09/15/2018	651,167	602,925
4.50% due 01/15/2019 to 11/15/2035	4,053,957	3,747,983
5.00% due 02/15/2018 to 12/01/2099	23,165,218	21,925,265
5.50% due 02/15/2018 to 04/20/2036	14,319,482	13,864,594
5.50% TBA **	3,954,984	3,831,816
6.00% due 12/20/2008 to 02/15/2036	12,362,098	12,302,417
6.00% TBA **	7,241,120	7,187,980
6.50% due 07/15/2009 to 12/01/2099	12,034,593	12,173,691
6.50% TBA **	811,202	820,205
7.00% due 09/15/2012 to 12/15/2034	3,830,529	3,939,243
7.50% due 03/15/2007 to 06/15/2032	683,760	714,093
8.00% due 08/15/2007 to 06/20/2029	500,853	529,936
8.50% due 07/15/2008 to 02/15/2027	128,635	137,337
9.00% due 03/15/2009 to 09/15/2024	70,945	75,850
9.25% due 10/15/2016 to 12/15/2019	9,463	10,198
9.50% due 06/15/2009 to 12/15/2024	27,157	29,236
9.75% due 07/15/2017 to 02/15/2021	6,163	6,663
10.00% due 02/15/2016 to 03/15/2026	110,387	120,373
10.25% due 05/15/2020 to 11/15/2020	4,129	4,500
10.50% due 03/15/2014 to 07/15/2019	14,300	15,670
11.00% due 12/15/2009 to 07/20/2020	33,298	36,174
11.50% due 03/15/2010 to 11/15/2019	23,254	25,533

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

Government National Mortgage Association (continued)
11.75% due 08/15/2013		$1,586	$1,747
12.00% due 10/15/2010 to 06/15/2015		24,170	26,802
12.25% due 03/15/2014 to 07/20/2015		2,166	2,355
12.50% due 04/15/2010 to 07/15/2015		9,967	10,861
12.75% due 12/20/2013 to 12/20/2014		2,069	2,258
13.00% due 01/15/2011 to 09/20/2015		8,365	9,212
13.50% due 05/15/2010 to 01/15/2015		5,869	6,500

			82,161,417

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $154,141,000)			$150,971,182

FOREIGN GOVERNMENT OBLIGATIONS - 10.87%

Argentina - 0.19%
Republic of Argentina
zero coupon, Step up to 2.5% on 03/31/2009 due 12/31/2038 (a)		250,000	90,625
zero coupon, Step up to 1.18% on 03/31/2009 due 12/31/2038 (b)	ARS	750,000	106,536
0.275% due 12/15/2035 (b)		1,279,893	32,581
4.50% due 12/15/2035 (a)(b)		$400,000	35,240
4.889% due 08/03/2012 (b)		775,000	640,925
5.83% due 12/31/2033 (b)	ARS	525,000	196,635
City of Buenos Aires 7.875% due 04/11/2011		$250,000	240,700

			1,343,242
Austria - 0.21%
Republic of Austria
5.50% due 01/15/2010	EUR	548,000	739,215
5.875% due 07/15/2006		526,000	672,631
6.25% due 07/15/2027		47,000	75,955

			1,487,801
Belgium - 0.25%
Kingdom of Belgium
4.25% due 09/28/2013		466,000	605,610
5.00% due 03/28/2035		575,000	809,867
6.25% due 03/28/2007		237,000	309,138

			1,724,615
Brazil - 0.64%
Federative Republic of Brazil
6.00% due 05/15/2009	BRL	725,000	482,345
6.00% due 08/15/2010		120,000	77,796
6.00% due 08/15/2024		360,000	200,121
6.00% due 05/15/2045		630,000	321,458
6.00% due 05/15/2015		354,000	203,984
6.00% due 05/15/2011		190,000	117,572
7.875% due 03/07/2015		$50,000	52,350
8.00% due 01/15/2018		1,745,000	1,840,975
8.75% due 02/04/2025		375,000	411,563
8.875% due 10/14/2019		125,000	139,250
10.00% due 01/01/2014	BRL	553,000	204,462

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued) 11.00% due 08/17/2040 (a)		$340,000	$421,600

			4,473,476
Canada - 0.22%
Government of Canada
5.00% due 06/01/2014	CAD	620,000	571,885
5.75% due 06/01/2033		170,000	178,995
Province of Quebec
9.375% due 01/16/2023		236,000	309,573
Province of Ontario
5.00% due 03/08/2014		545,000	494,400

			1,554,853
Colombia - 0.04%
Republic of Colombia
10.75% due 01/15/2013		$150,000	176,625
11.75% due 02/25/2020 (a)		100,000	131,500

			308,125
Denmark - 0.08%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	442,990
7.00% due 11/10/2024		351,000	80,058

			523,048
Ecuador - 0.05%
Republic of Ecuador
zero coupon, Step up to 10.00% on 08/15/2006 due 08/15/2030 (b)		$265,000	254,400
9.375% due 12/15/2015		100,000	97,750

			352,150
Finland - 0.02%
Republic of Finland 5.00% due 07/04/2007	EUR	131,000	170,027
France - 1.70%
Government of France
4.00% due 10/25/2014		1,125,000	1,435,063
4.00% due 04/25/2009		1,100,000	1,417,789
4.50% due 07/12/2006		2,500,000	3,195,429
4.75% due 10/25/2012		320,000	427,493
5.00% due 07/16/2014		50,000	63,962
5.00% due 10/25/2016		219,000	301,114
5.50% due 04/25/2029		614,000	916,055
5.50% due 04/25/2010		2,150,000	2,913,994
5.75% due 10/25/2032		850,000	1,322,736

			11,993,635
Germany - 1.43%
Federal Republic of Germany
3.25% due 07/04/2015		570,000	685,657
4.00% due 01/04/2037		675,000	817,455
4.00% due 02/16/2007		600,000	770,273
4.25% due 01/04/2014		1,108,000	1,438,504
4.50% due 01/04/2013		2,040,000	2,686,967
4.75% due 07/04/2028		301,000	406,365

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany (continued)
Federal Republic of Germany (continued)
4.75% due 07/04/2034	EUR	720,000	$982,056
5.00% due 01/04/2012		105,000	141,389
5.50% due 01/04/2031		341,000	510,959
6.00% due 07/04/2007		1,260,000	1,650,744

			10,090,369
Greece - 0.01%
Republic of Greece
4.60% due 05/20/2013		67,000	87,871
Indonesia - 0.08%
Republic of Indonesia
6.875% due 03/09/2017		$300,000	289,566
8.50% due 10/12/2035 (a)		250,000	263,750

			553,316
Iraq - 0.12%
Republic of Iraq, Series REGS
5.80% due 01/15/2028		1,250,000	837,500
Ireland - 0.05%
Republic of Ireland
4.00% due 04/18/2010	EUR	92,000	118,395
5.00% due 04/18/2013		178,000	241,509

			359,904
Israel - 0.10%
Israel Government Bond - Shahar, Series 2682
7.50% due 03/31/2014	ILS	2,800,000	676,867
Italy - 0.39%
Republic of Italy
4.25% due 08/01/2014	EUR	412,000	529,555
5.00% due 10/15/2007		320,000	416,606
6.00% due 11/01/2007		987,000	1,302,460
6.00% due 05/01/2031		261,000	398,924
7.25% due 11/01/2026		73,000	125,888

			2,773,433
Jamaica - 0.09%
Government of Jamaica
9.00% due 06/02/2015		$185,000	181,763
10.625% due 06/20/2017 (a)		385,000	418,687

			600,450
Japan - 1.64%
Government of Japan
0.50% due 06/20/2008	JPY	324,600,000	2,817,570
1.00% due 12/20/2012		96,900,000	813,723
1.00% due 06/10/2016		95,800,000	829,968
1.10% due 09/20/2012		65,000,000	550,680
1.30% due 12/20/2013		133,350,000	1,128,150
1.40% due 03/21/2011		205,400,000	1,796,059
1.50% due 03/20/2015		89,500,000	760,427
1.90% due 03/20/2025		90,550,000	747,398
1.90% due 12/20/2010		119,300,000	1,068,108
2.00% due 06/20/2022		61,100,000	520,846
2.00% due 12/20/2033		40,150,000	316,103

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan (continued)
2.20% due 06/22/2020	JPY	24,200,000	$213,478

			11,562,510
Lebanon - 0.02%
Government of Lebanon
8.25% due 04/12/2021		$150,000	148,875
Malaysia - 0.03%
Malaysia Government Bond
3.756% due 04/28/2011	MYR	717,000	188,086
Mexico - 1.04%
Government of Mexico
4.625% due 10/08/2008		$355,000	346,125
5.625% due 01/15/2017		400,000	372,000
6.625% due 03/03/2015 (a)		110,000	111,375
7.50% due 04/08/2033 (a)		55,000	58,437
8.00% due 12/24/2008	MXN	10,680,000	944,279
8.00% due 12/28/2006		1,490,000	132,624
8.00% due 12/17/2015		3,820,000	313,922
8.00% due 12/19/2013		11,850,000	994,079
8.125% due 12/30/2019		$240,000	271,200
9.00% due 12/22/2011	MXN	33,650,000	3,043,155
9.00% due 12/20/2012		3,700,000	331,170
9.50% due 12/18/2014		4,430,000	402,121

			7,320,487
Netherlands - 0.12%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	181,000	243,210
5.25% due 07/15/2008		321,000	423,312
5.50% due 01/15/2028		132,000	196,285

			862,807
Panama - 0.02%
Republic of Panama
6.70% due 01/26/2036		$130,000	118,950
Peru - 0.06%
Republic of Peru
8.375% due 05/03/2016		375,000	405,000
Philippines - 0.08%
Republic of Philippines
9.50% due 02/02/2030 (a)		170,000	194,650
9.875% due 01/15/2019 (a)		150,000	172,875
10.625% due 03/16/2025		165,000	203,775

			571,300
Poland - 0.23%
Government of Poland
5.00% due 10/24/2013	PLN	2,500,000	754,876
6.00% due 05/24/2009		2,690,000	859,447

			1,614,323
Portugal - 0.17%
Republic of Portugal
3.00% due 07/17/2006	EUR	818,000	1,045,222

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Portugal (continued)
Republic of Portugal (continued)
5.15% due 06/15/2011	EUR	114,000	$153,472

			1,198,694
Russia - 0.20%
Russian Federation, Series REGS
5.00% due 03/31/2030		$1,330,000	1,415,519
Serbia - 0.08%
Republic of Serbia
zero coupon, Step up to 6.75% on 11/01/2009 due 11/01/2024		650,000	542,035
South Africa - 0.16%
Republic of South Africa
6.50% due 06/02/2014 (a)		455,000	453,862
Republic of South Africa
5.25% due 05/16/2013	EUR	60,000	77,591
13.00% due 08/31/2010	ZAR	3,296,000	530,029
13.50% due 09/15/2015		450,000	81,790

			1,143,272
Spain - 0.41%
Kingdom of Spain
4.00% due 01/31/2010	EUR	45,000	57,960
5.75% due 07/30/2032		123,000	190,800
6.00% due 01/31/2008		2,000,000	2,649,810

			2,898,570
Sweden - 0.10%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	4,820,000	692,189
Turkey - 0.32%
Republic of Turkey
7.375% due 02/05/2025		$35,000	31,500
11.50% due 01/23/2012		100,000	114,250
14.00% due 01/19/2011	TRY	635,000	364,459
15.00% due 02/10/2010		560,000	337,307
20.00% due 10/17/2007		1,020,000	651,050
Republic of Turkey
6.875% due 03/17/2036		$865,000	717,950

			2,216,516
Ukraine - 0.01%
Republic of Ukraine
7.65% due 06/11/2013		100,000	100,500
United Kingdom - 0.41%
Government of United Kingdom
4.25% due 03/07/2011	GBP	470,000	849,419
4.25% due 06/07/2032		1,134,000	2,051,408

			2,900,827
Uruguay - 0.02%
Republic of Uruguay
9.25% due 05/17/2017		$125,000	134,375

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Vietnam - 0.08%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$550,000	$542,264

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $77,173,052)			$76,487,781

CORPORATE BONDS - 27.26%
Advertising - 0.38%
Advanstar Communications, Inc.
10.75% due 08/15/2010		400,000	429,000
Advanstar Communications, Inc., Series B
15.00% due 10/15/2011		175,000	183,313
Lamar Advertising Company
2.875% due 12/31/2010 (a)		375,000	441,941
Lamar Media Corp.
6.625% due 08/15/2015		300,000	277,500
R.H. Donnelley Corp.
8.875% due 01/15/2016		1,050,000	1,032,937
10.875% due 12/15/2012		300,000	329,250

			2,693,941
Aerospace - 0.34%
Aviall, Inc.
7.625% due 07/01/2011		200,000	208,500
BE Aerospace, Inc.
8.50% due 10/01/2010		50,000	52,750
BE Aerospace, Inc., Series B
8.875% due 05/01/2011 (a)		200,000	207,000
Boeing Company
8.75% due 08/15/2021		45,000	56,793
GenCorp, Inc.
9.50% due 08/15/2013		575,000	610,937
Moog, Inc.
6.25% due 01/15/2015		175,000	164,063
Northrop Grumman Corp.
7.125% due 02/15/2011		330,000	347,252
7.75% due 03/01/2016		30,000	33,816
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	25,000	32,216
Sequa Corp.
9.00% due 08/01/2009		$25,000	26,375
TransDigm, Inc.
7.75% due 07/15/2014		375,000	373,125
United Technologies Corp.
5.40% due 05/01/2035		100,000	89,800
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011 (a)		200,000	181,000

			2,383,627
Agriculture - 0.14%
Bunge, Ltd.
4.375% due 12/15/2008		445,000	429,281
Case New Holland, Inc.
9.25% due 08/01/2011		300,000	315,750
Phosphate Resource Partners LP
7.00% due 02/15/2008		100,000	100,250

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Terra Capital, Inc.
11.50% due 06/01/2010	$150,000	$163,500

		1,008,781
Air Travel - 0.01%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015	50,000	50,375
Aluminum - 0.06%
Alcoa, Inc.
4.25% due 08/15/2007	145,000	142,303
Century Aluminum Company
7.50% due 08/15/2014	250,000	250,000

		392,303
Amusement & Theme Parks - 0.05%
Universal City Development Partners
11.75% due 04/01/2010	325,000	353,844
Apparel & Textiles - 0.21%
Broder Brothers, Series B
11.25% due 10/15/2010	200,000	186,000
Collins & Aikman Floorcoverings, Inc.
9.75% due 02/15/2010 (a)	275,000	270,187
Federated Department Stores, Inc.
6.625% due 09/01/2008	100,000	101,598
INVISTA
9.25% due 05/01/2012	650,000	682,500
Rafaella Apparel Group, Inc.
11.25% due 06/15/2011	250,000	240,000

		1,480,285
Auto Parts - 0.22%
Accuride Corp.
8.50% due 02/01/2015	225,000	216,000
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013	50,000	47,875
Lear Corp., Series B
8.11% due 05/15/2009 (a)	500,000	487,500
Rexnord Corp.
10.125% due 12/15/2012	575,000	636,720
Tenneco Automotive, Inc.
8.625% due 11/15/2014 (a)	175,000	174,563

		1,562,658
Auto Services - 0.26%
Adesa, Inc.
7.625% due 06/15/2012	200,000	196,500
Avis Budget Car Rental LLC
7.576% due 05/15/2014 (b)	50,000	50,125
7.625% due 05/15/2014	325,000	315,250
7.75% due 05/15/2016	150,000	144,375
Erac USA Finance Company
7.95% due 12/15/2009	150,000	159,011
Hertz Corp., Class A
8.875% due 01/01/2014	575,000	589,375
10.50% due 01/01/2016 (a)	325,000	344,500

		1,799,136

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Automobiles - 0.22%
AutoNation, Inc.
7.00% due 04/15/2014		$550,000	$541,750
7.0447% due 04/15/2013 (b)		100,000	99,500
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		50,000	48,343
4.75% due 01/15/2008		95,000	93,447
5.78% due 09/10/2007 (b)		60,000	60,175
6.50% due 11/15/2013		450,000	449,756
8.50% due 01/18/2031		55,000	62,275
ERAC USA Finance Company
5.60% due 05/01/2015		205,000	194,910

			1,550,156
Banking - 1.32%
Australia & New Zealand Banking Group, Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	38,000	49,123
BAC Capital Trust VI
5.625% due 03/08/2035 (a)		$510,000	440,328
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	65,000	86,947
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		70,000	89,920
Bank Nederlandse Gemeenten, EMTN
4.00% due 07/15/2014		100,000	126,223
Bank of America Corp.
5.25% due 02/01/2007		$130,000	129,684
Bank of Ireland
6.45% due 02/10/2010	EUR	47,000	64,679
Bank One Corp.
5.25% due 01/30/2013 (a)		$180,000	174,061
Banknorth Capital Trust I, Series B
10.52% due 05/01/2027		20,000	21,619
Banque du Liban, Series ECD
10.00% due 04/25/2015		250,000	285,000
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	35,000	47,669
BB&T Capital Trust II
6.75% due 06/07/2036		$385,000	383,548
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	35,000	47,186
Colonial Bank, N.A.
9.375% due 06/01/2011		$155,000	172,926
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6% on 06/20/2018 due 06/20/2049 (b)	GBP	90,000	156,753
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	45,000	63,919
Deutsche Bank AG
5.125% due 01/31/2013		68,000	90,365
Festival Fun Parks LLC
10.875% due 04/15/2014		$100,000	99,000
Greenpoint Capital Trust I
9.10% due 06/01/2027		20,000	21,346
HBOS PLC
3.125% due 01/12/2007		150,000	148,068

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HBOS PLC (continued)
6.00% due 11/01/2033		$390,000	$379,801
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	48,000	60,580
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		54,000	68,929
HSBC Holdings PLC
6.50% due 05/02/2036		$170,000	167,123
9.875% due 04/08/2018	GBP	60,000	138,441
Huntington National Bank, Series BKNT
4.375% due 01/15/2010		$180,000	172,784
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		15,000	14,184
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	35,000	47,389
Islandsbanki HF
5.2283% due 10/15/2008 (b)		$175,000	173,672
Keybank NA
5.80% due 07/01/2014		35,000	34,561
Keybank NA, Series BKNT
4.412% due 03/18/2008		45,000	44,154
KeyCorp, MTN, Series G
4.70% due 05/21/2009		40,000	38,951
KfW Bankengruppe, EMTN
4.75% due 12/07/2010	GBP	505,000	921,095
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	240,000	199,906
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	385,000	736,626
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	90,749
Marshall & Ilsley Bank, Series BKNT
3.80% due 02/08/2008		95,000	92,271
4.125% due 09/04/2007		40,000	39,191
Mizuho Capital Investment EUR 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	62,661
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)		50,000	66,785
Northern Rock PLC, EMTN
5.75% due 02/28/2017	GBP	92,000	171,854
Northern Trust Company, Series BKNT
4.60% due 02/01/2013		$100,000	93,458
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	70,000	86,859
Regions Bank, Series BKNT
2.90% due 12/15/2006		$105,000	103,785
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on 09/08/2014 due 06/29/2049 (b)	GBP	97,000	183,680
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	57,000	71,558
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		57,000	69,712
Sumitomo Mitsui Banking Corp, Series REGS
4.375% due 07/29/2049 (b)		50,000	59,920

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	$186,523
Suncorp-Metway, Ltd.
4.625% due 06/15/2013		25,000	23,217
Svensk Exportkredit AB
2.875% due 01/26/2007		110,000	108,535
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	47,000	88,299
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$160,000	153,253
US Bank NA
6.50% due 02/01/2008		240,000	243,383
Wachovia Bank NA, Series BKNT
4.875% due 02/01/2015 (a)		350,000	323,902
Wachovia Corp.
5.3844% due 07/20/2007 (b)		55,000	55,063
5.50% due 08/01/2035 (a)		100,000	87,947
6.40% due 04/01/2008 (a)		170,000	172,368
Webster Capital Trust II, Series B
10.00% due 04/01/2027		30,000	32,054
Webster Financial Corp.
5.125% due 04/15/2014		180,000	167,434
Wells Fargo Company
4.20% due 01/15/2010		175,000	167,234
4.875% due 01/12/2011 (a)		210,000	203,462
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	20,000	25,132
World Savings Bank FSB, Series BKNT
4.125% due 12/15/2009		$180,000	171,580

			9,298,429
Biotechnology - 0.05%
Amgen, Inc.
4.00% due 11/18/2009		110,000	104,561
Genentech, Inc.
4.40% due 07/15/2010 (a)		110,000	105,071
4.75% due 07/15/2015 (a)		175,000	160,266

			369,898
Broadcasting - 0.49%
Allbritton Communications Company
7.75% due 12/15/2012 (a)		750,000	742,500
CanWest Media, Inc.
8.00% due 09/15/2012		375,000	371,250
Fisher Communications, Inc.
8.625% due 09/15/2014		200,000	207,000
Gray Television, Inc.
9.25% due 12/15/2011		400,000	416,000
Liberty Media Corp.
4.00% due 11/15/2029		550,000	338,250
6.829% due 09/17/2006 (b)		30,000	30,063
LIN Television Corp.
2.50% due 05/15/2033		34,000	30,770
News America, Inc.
6.20% due 12/15/2034		625,000	567,182
7.375% due 10/17/2008		110,000	113,727

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013 (a)	$325,000	$304,687
Viacom, Inc.
5.75% due 04/30/2011	310,000	304,488

		3,425,917
Building Materials & Construction - 0.29%
Brand Services, Inc.
12.00% due 10/15/2012	300,000	339,000
Building Materials Corporation of America
7.75% due 08/01/2014	600,000	573,000
Columbus McKinnon Corp.
8.875% due 11/01/2013	250,000	255,000
CRH America, Inc.
6.40% due 10/15/2033	55,000	53,475
Interline Brands, Inc.
8.125% due 06/15/2014	200,000	199,500
Texas Industries, Inc.
7.25% due 07/15/2013	400,000	397,000
U.S. Concrete, Inc.
8.375% due 04/01/2014	225,000	221,085

		2,038,060
Buildings - 0.04%
D.R. Horton, Inc.
4.875% due 01/15/2010 (a)	65,000	61,857
5.625% due 09/15/2014	265,000	242,852

		304,709

Business Services - 0.66%
Affinity Group, Inc.
9.00% due 02/15/2012	325,000	323,375
10.875% due 02/15/2012	105,437	102,801
Dun & Bradstreet Corp.
5.50% due 03/15/2011	120,000	117,998
FTI Consulting, Inc.
7.625% due 06/15/2013	350,000	354,375
GTECH Holdings Corp.
4.50% due 12/01/2009	215,000	206,701
4.75% due 10/15/2010	25,000	24,053
Insurance Auto Auctions, Inc.
11.00% due 04/01/2013	225,000	221,625
Invensys PLC
9.875% due 03/15/2011 (a)	450,000	488,250
iPayment, Inc.
9.75% due 05/15/2014	400,000	398,000
Nebraska Book Company, Inc.
8.625% due 03/15/2012	350,000	325,500
Pitney Bowes, Inc.
4.625% due 10/01/2012 (a)	300,000	281,522
SunGard Data Systems, Inc.
9.125% due 08/15/2013	977,000	1,013,638
Universal Compression, Inc.
7.25% due 05/15/2010	225,000	224,438
Xerox Corp.
6.40% due 03/15/2016	300,000	283,125
6.875% due 08/15/2011	175,000	173,906

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Business Services (continued)
Xerox Corp. (continued)
7.625% due 06/15/2013		$125,000	$125,937

			4,665,244
Cable and Television - 0.89%
Charter Communications Operating LLC
8.00% due 04/30/2012		700,000	696,500
Comcast Cable Communications, Inc.
8.375% due 05/01/2007		200,000	204,209
Comcast Corp.
4.95% due 06/15/2016		390,000	347,564
6.50% due 11/15/2035		240,000	226,553
Cox Communications, Inc.
7.125% due 10/01/2012		365,000	377,528
7.75% due 11/01/2010 (a)		100,000	105,898
Cox Enterprises, Inc.
4.375% due 05/01/2008		115,000	111,305
CSC Holdings, Inc.
7.25% due 07/15/2008		375,000	375,469
DirecTV Holdings LLC
6.375% due 06/15/2015		425,000	392,062
8.375% due 03/15/2013		175,000	183,312
E.W. Scripps Company
4.30% due 06/30/2010		45,000	42,431
EchoStar Communications Corp.
5.75% due 05/15/2008 (a)		125,000	122,500
Echostar DBS Corp.
5.75% due 10/01/2008		15,000	14,663
6.625% due 10/01/2014		400,000	376,000
Kabel Deutschland GMBH
10.625% due 07/01/2014		50,000	52,750
Mediacom Broadband LLC
8.50% due 10/15/2015		100,000	96,000
News America, Inc.
6.40% due 12/15/2035		200,000	184,981
Rainbow National Services LLC
8.75% due 09/01/2012		75,000	78,750
Rogers Cable, Inc.
5.50% due 03/15/2014		140,000	124,250
6.75% due 03/15/2015		225,000	214,313
Shaw Communications, Inc.
7.40% due 10/17/2007	CAD	40,000	36,824
8.25% due 04/11/2010		$50,000	51,625
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		625,000	634,375
8.75% due 12/15/2011		100,000	104,500
Time Warner Entertainment Company LP
7.25% due 09/01/2008		415,000	426,860
8.375% due 03/15/2023		219,000	243,522
Videotron Ltee
6.375% due 12/15/2015		100,000	91,250
6.875% due 01/15/2014		360,000	341,100

			6,257,094
Cellular Communications - 1.17%
Alamosa Delaware, Inc.
11.00% due 07/31/2010		375,000	410,625

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
America Movil SA de CV
6.375% due 03/01/2035		$220,000	$191,228
American Cellular Corp.
10.00% due 08/01/2011		200,000	210,500
American Tower Corp.
3.00% due 08/15/2012 (a)		275,000	448,594
7.125% due 10/15/2012		200,000	199,500
7.25% due 12/01/2011		175,000	178,938
7.50% due 05/01/2012 (a)		25,000	25,250
AT&T Broadband Corp.
8.375% due 03/15/2013		545,000	605,299
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		100,000	107,712
Centennial Communications Corp.
10.00% due 01/01/2013		150,000	148,500
10.125% due 06/15/2013		475,000	499,937
Cingular Wireless Services, Inc.
8.125% due 05/01/2012		5,000	5,502
Digicel, Ltd.
9.25% due 09/01/2012		225,000	235,125
Dobson Cellular Systems, Inc.
8.875% due 10/01/2013		175,000	171,938
9.875% due 11/01/2012		200,000	211,000
Horizon PCS, Inc.
11.375% due 07/15/2012		125,000	140,469
mmO2 PLC, EMTN
6.375% due 01/25/2007	EUR	32,000	41,540
Motorola, Inc.
7.50% due 05/15/2025 (a)		$55,000	60,170
Nextel Communications, Inc.
6.875% due 10/31/2013		1,185,000	1,191,946
7.375% due 08/01/2015		410,000	417,330
Nextel Partners, Inc.
8.125% due 07/01/2011		175,000	183,094
Rogers Wireless, Inc.
6.375% due 03/01/2014		350,000	333,375
7.50% due 03/15/2015		50,000	50,500
8.00% due 12/15/2012		1,075,000	1,099,187
9.625% due 05/01/2011		175,000	191,625
Rural Cellular Corp.
9.875% due 02/01/2010		125,000	128,594
10.8988% due 11/01/2012 (a)(b)		75,000	76,969
UbiquiTel Operating Company
9.875% due 03/01/2011		255,000	277,312
US Unwired, Inc., Series B
10.00% due 06/15/2012		225,000	249,750
Verizon Wireless Capital LLC
5.375% due 12/15/2006		140,000	139,846

			8,231,355
Chemicals - 0.39%
Arco Chemical Company
10.25% due 11/01/2010		75,000	82,500
Compass Minerals International, Inc., Series B
zero coupon, Step up to 12% on
06/01/2008 due 06/01/2013		425,000	386,750

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Chemicals (continued)
Crystal US Holdings 3
LLC/Crystal US Sub 3 Corp., Series A
zero coupon, Step up to 10% on
10/01/2009 due 10/01/2014		$250,000	$198,125
Crystal US Holdings 3
LLC/Crystal US Sub 3 Corp., Series B
zero coupon, Step up to 10.5% on
10/01/2009 due 10/01/2014		350,000	273,875
Domtar, Inc.
7.875% due 10/15/2011		150,000	141,000
Dow Chemical Company
6.125% due 02/01/2011 (a)		110,000	111,324
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	35,000	44,960
Equistar Chemicals LP
8.75% due 02/15/2009		$25,000	25,812
Hercules, Inc.
6.75% due 10/15/2029		75,000	70,875
Huntsman LLC
11.625% due 10/15/2010		150,000	165,750
IMC Global, Inc.
10.875% due 08/01/2013		25,000	27,813
IMC Global, Inc., Series B
10.875% due 06/01/2008		75,000	79,875
11.25% due 06/01/2011		25,000	26,375
Lubrizol Corp.
4.625% due 10/01/2009		55,000	52,956
5.875% due 12/01/2008		180,000	179,592
Lyondell Chemical Company
10.50% due 06/01/2013		275,000	302,500
11.125% due 07/15/2012		100,000	108,500
Praxair, Inc.
4.75% due 07/15/2007		75,000	74,285
Rockwood Specialties Group, Inc.
7.50% due 11/15/2014		200,000	196,000
10.625% due 05/15/2011		175,000	187,031

			2,735,898

Coal - 0.15%
Alpha Natural Resources LLC
10.00% due 06/01/2012		200,000	214,000
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	438,750
James River Coal Company
9.375% due 06/01/2012		200,000	200,000
Massey Energy Company
6.625% due 11/15/2010		45,000	44,325
6.875% due 12/15/2013		175,000	162,750

			1,059,825
Commercial Services - 0.09%
Brickman Group, Ltd., Series B
11.75% due 12/15/2009		400,000	430,000
Mac-Gray Corp.
7.625% due 08/15/2015		225,000	227,250

			657,250

The accompanying notes are an integral part of the financial statements.

John Hancock Trust

Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Computers & Business Equipment - 0.16%
Cisco Systems, Inc.
5.25% due 02/22/2011	$255,000	$250,270
Hewlett-Packard Company
5.50% due 07/01/2007	200,000	199,604
International Business Machines Corp., MTN
2.375% due 11/01/2006 (a)	100,000	99,014
3.80% due 02/01/2008	155,000	150,930
Unisys Corp.
6.875% due 03/15/2010	225,000	210,094
7.875% due 04/01/2008 (a)	175,000	175,000
8.00% due 10/15/2012	50,000	46,500

		1,131,412
Construction & Mining Equipment - 0.06%
JLG Industries, Inc.
8.375% due 06/15/2012 (a)	325,000	336,375
Terex Corp.
7.375% due 01/15/2014	100,000	99,500

		435,875
Containers & Glass - 0.48%
AEP Industries, Inc.
7.875% due 03/15/2013 (a)	325,000	325,813
Ball Corp.
6.875% due 12/15/2012	625,000	612,500
BWAY Corp.
10.00% due 10/15/2010	275,000	288,406
Graham Packaging Company
8.50% due 10/15/2012 (a)	50,000	49,000
Graphic Packaging International Corp.
8.50% due 08/15/2011 (a)	275,000	274,312
9.50% due 08/15/2013 (a)	50,000	49,500
Greif, Inc.
8.875% due 08/01/2012	200,000	210,500
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	400,000	401,000
8.75% due 11/15/2012	295,000	307,169
8.875% due 02/15/2009	325,000	334,750
Owens-Illinois, Inc.
7.35% due 05/15/2008	50,000	50,375
Sealed Air Corp.
5.375% due 04/15/2008	200,000	198,299
Silgan Holdings, Inc.
6.75% due 11/15/2013	100,000	97,500
Stone Container Corp.
9.75% due 02/01/2011	64,000	65,760
Stone Container Finance
7.375% due 07/15/2014	125,000	110,625

		3,375,509
Cosmetics & Toiletries - 0.04%
Chattem, Inc.
7.00% due 03/01/2014	325,000	315,250
Crude Petroleum & Natural Gas - 0.97%
Amerada Hess Corp.
7.375% due 10/01/2009	65,000	68,109
7.875% due 10/01/2029 (a)	460,000	513,210

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas (continued)
AmeriGas Partners LP
7.25% due 05/20/2015	$850,000	$803,250
Atlantic Richfield Corp.
9.125% due 03/01/2011 (a)	95,000	108,497
Chesapeake Energy Corp.
6.375% due 06/15/2015	375,000	347,812
6.50% due 08/15/2017	350,000	319,375
6.625% due 01/15/2016	375,000	348,750
7.00% due 08/15/2014	155,000	149,962
Clayton Williams Energy, Inc.
7.75% due 08/01/2013	100,000	92,000
Colorado Interstate Gas Company
6.80% due 11/15/2015	350,000	337,346
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	425,000	405,875
Denbury Resources, Inc.
7.50% due 04/01/2013	325,000	325,000
7.50% due 12/15/2015	400,000	398,000
EnCana Corp.
4.60% due 08/15/2009	165,000	159,518
6.50% due 08/15/2034	40,000	39,848
EnCana Holdings Finance Corp.
5.80% due 05/01/2014	370,000	361,817
Encore Acquisition Company
7.25% due 12/01/2017	325,000	312,000
Hilcorp Energy I LP
7.75% due 11/01/2015	425,000	405,875
10.50% due 09/01/2010	300,000	323,250
PetroHawk Energy Corp.
9.125% due 07/15/2013	225,000	223,875
Plains Exploration & Production Company
8.75% due 07/01/2012	250,000	261,875
Range Resources Corp.
7.50% due 05/15/2016	400,000	395,000
Sempra Energy
5.6594% due 05/21/2008 (b)	150,000	150,062

		6,850,306
Domestic Oil - 0.46%
ConocoPhillips
5.90% due 10/15/2032 (a)	150,000	143,810
Devon Energy Corp.
2.75% due 08/01/2006	85,000	84,813
Devon Financing Corp., ULC
6.875% due 09/30/2011	575,000	597,829
7.875% due 09/30/2031	155,000	177,004
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015	220,000	201,565
5.15% due 09/01/2014	375,000	353,039
Forest Oil Corp.
8.00% due 12/15/2011	100,000	102,250
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	75,000	79,312
Range Resources Corp.
6.375% due 03/15/2015	650,000	599,625

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Domestic Oil (continued)
Swift Energy Company
7.625% due 07/15/2011		$200,000	$199,000
9.375% due 05/01/2012 (a)		50,000	52,750
Valero Energy Corp.
3.50% due 04/01/2009		490,000	461,357
4.75% due 04/01/2014 (a)		55,000	49,868
Whiting Petroleum Corp.
7.25% due 05/01/2013		175,000	167,562

			3,269,784
Drugs & Health Care - 0.02%
Biovail Corp.
7.875% due 04/01/2010		150,000	151,875

Educational Services - 0.17%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		200,000	156,000
American Achievement Corp.
8.25% due 04/01/2012		75,000	73,875
Education Management Corp.
10.25% due 06/01/2016		950,000	945,250

			1,175,125
Electrical Equipment - 0.11%
Exelon Generation Company LLC
5.35% due 01/15/2014		190,000	181,510
General Cable Corp.
9.50% due 11/15/2010		225,000	238,500
Telex Communications Holdings, Inc.
11.50% due 10/15/2008		300,000	318,000

			738,010
Electrical Utilities - 1.43%
AES Corp.
7.75% due 03/01/2014		105,000	105,525
8.875% due 02/15/2011		300,000	315,000
9.00% due 05/15/2015		945,000	1,015,875
9.375% due 09/15/2010		250,000	267,500
Alabama Power Company
3.50% due 11/15/2007		130,000	126,333
5.40% due 08/25/2009 (b)		130,000	130,368
Allegheny Energy Supply Company LLC
7.80% due 03/15/2011		275,000	285,312
8.25% due 04/15/2012		25,000	26,562
Appalachian Power Company
5.83% due 06/29/2007 (b)		65,000	65,165
6.375% due 04/01/2036		160,000	153,133
Black Hills Corp.
6.50% due 05/15/2013		205,000	201,967
CE Electric UK Funding Company
6.995% due 12/30/2007		175,000	176,490
CenterPoint Energy
Transition Bond Co., LLC, Series A-2
4.97% due 08/01/2014		150,000	146,525
Centerpoint Energy, Inc., Series B
5.875% due 06/01/2008		95,000	94,812
7.25% due 09/01/2010		175,000	182,201

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
CMS Energy Corp.
8.50% due 04/15/2011		$25,000	$26,062
9.875% due 10/15/2007		450,000	468,000
Consumers Energy Co.
5.80% due 09/15/2035 (a)		100,000	89,701
Dominion Resources, Inc.
4.125% due 02/15/2008		55,000	53,616
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	29,000	38,313
El Paso Electric Company
6.00% due 05/15/2035		$195,000	177,672
Elia System Operator SA
4.75% due 05/13/2014	EUR	61,000	79,392
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		35,000	48,097
Energy East Corp.
5.75% due 11/15/2006		$105,000	104,970
Entergy Louisiana LLC
5.83% due 11/01/2010		30,000	29,517
FirstEnergy Corp.
6.45% due 11/15/2011 (a)		315,000	320,519
FirstEnergy Corp., Series A
5.50% due 11/15/2006		60,000	59,929
MidAmerican Energy Holdings Company
6.125% due 04/01/2036		210,000	196,304
Midwest Generation LLC
8.75% due 05/01/2034		900,000	954,000
Mirant Americas Generation LLC
8.30% due 05/01/2011 ^		600,000	592,500
Mission Energy Holding Co.
13.50% due 07/15/2008		375,000	418,125
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	12,000	15,199
National Power Corp.
9.4438% due 08/23/2011 (b)		$150,000	162,381
Nevada Power Company
5.875% due 01/15/2015		40,000	37,934
Pacific Gas & Electric Company
4.80% due 03/01/2014		225,000	209,667
6.05% due 03/01/2034		45,000	42,472
Pepco Holdings, Inc.
5.50% due 08/15/2007		95,000	94,659
PPL Capital Funding, Inc.
4.33% due 03/01/2009		245,000	234,812
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	30,000	39,374
6.375% due 06/03/2013 GBP		47,000	91,532
San Diego Gas & Electric Company
5.35% due 05/15/2035		$55,000	48,756
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	38,000	85,931
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	126,250
8.625% due 03/15/2014		775,000	820,993
Southern California Edison Company
4.65% due 04/01/2015 (a)		345,000	314,999

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		$100,000	$98,089
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	40,321
Virginia Electric and Power Company
4.50% due 12/15/2010		$30,000	28,368
6.00% due 01/15/2036		290,000	268,491
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	136,670
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		140,000	140,835
Wisconsin Electric Power Company
3.50% due 12/01/2007 (a)		105,000	101,947

			10,089,165
Electronics - 0.07%
Celestica, Inc.
7.875% due 07/01/2011 (a)		225,000	221,063
L-3 Communications Corp., Series B
6.375% due 10/15/2015		250,000	238,750

			459,813
Energy - 0.85%
Duke Capital LLC
6.25% due 02/15/2013 (a)		340,000	343,275
Duke Capital LLC, Series B
6.75% due 07/15/2018		80,000	82,097
Enterprise Products Operating LP
4.95% due 06/01/2010		150,000	143,771
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014		105,000	99,399
Enterprise Products Operating, LP, Series B
4.00% due 10/15/2007		70,000	68,108
Ferrellgas Partners LP
8.75% due 06/15/2012		225,000	228,375
Florida Power & Light Company
6.20% due 06/01/2036		110,000	109,266
Mirant North America LLC
7.375% due 12/31/2013		1,600,000	1,544,000
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008		40,000	41,625
NRG Energy, Inc.
7.25% due 02/01/2014		375,000	365,625
7.375% due 02/01/2016		1,605,000	1,564,875
Orion Power Holdings, Inc.
12.00% due 05/01/2010		275,000	310,750
Peabody Energy Corp.
6.875% due 03/15/2013		300,000	294,750
Progress Energy, Inc.
5.625% due 01/15/2016		380,000	363,163
Stone Energy Corp.
8.23% due 07/15/2010 (b)		375,000	375,000
TXU Energy Company LLC
6.125% due 03/15/2008		40,000	40,060
Xcel Energy, Inc.
7.00% due 12/01/2010		25,000	26,041

			6,000,180

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial Services - 3.21%
AAC Group Holding Corp.
12.75% due 10/01/2012 (a)		$225,000	$225,844
AIG SunAmerica Global Financing XII
5.30% due 05/30/2007		65,000	64,743
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008	EUR	50,000	65,701
American Commercial Lines, Inc.
9.50% due 02/15/2015		$100,000	109,500
American Express Credit Corp.
5.30% due 12/02/2015 (a)		40,000	38,492
American Express Credit Corp., EMTN
3.625% due 10/13/2009	EUR	53,000	66,858
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015 (a)		$220,000	208,692
American Honda Finance Corp.
4.50% due 05/26/2009		335,000	324,338
Arch Western Finance LLC
6.75% due 07/01/2013		250,000	239,375
Aries Vermogensverwaltung GmbH, Series REGS
9.60% due 10/25/2014		250,000	310,450
BCP Crystal Holdings Corp.
9.625% due 06/15/2014		500,000	542,500
Bear Stearns Companies, Inc.
7.80% due 08/15/2007		150,000	153,360
BHP Billiton Finance USA, Ltd.
4.80% due 04/15/2013		325,000	306,554
Boeing Capital Corp., MTN, Series X
6.35% due 11/15/2007 (a)		140,000	141,046
Capital One Bank
5.125% due 02/15/2014		195,000	183,354
6.50% due 06/13/2013 (a)		280,000	286,323
Capital One Financial Corp.
4.738% due 05/17/2007		140,000	138,682
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		120,000	117,140
CIT Group, Inc.
5.50% due 11/30/2007 (a)		55,000	54,818
6.00% due 04/01/2036		155,000	142,040
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	50,000	63,521
CIT Group, Inc., MTN
5.32% due 08/15/2008 (b)		$100,000	100,198
Citigroup, Inc.
3.625% due 02/09/2009 (a)		110,000	104,762
3.875% due 05/21/2010	EUR	58,000	73,710
4.75% due 02/10/2019 (b)		100,000	129,521
5.00% due 09/15/2014		$175,000	163,794
5.30% due 01/07/2016 (a)		250,000	238,120
Countrywide Financial Corp.
6.25% due 05/15/2016		430,000	421,458
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009 (a)		130,000	123,630
Dollar Financial Group, Inc.
9.75% due 11/15/2011		175,000	188,125
Ford Motor Credit Company
5.80% due 01/12/2009		280,000	255,799

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company (continued)
6.12% due 11/16/2006 (a)(b)		$100,000	$99,941
6.3744% due 03/21/2007 (a)(b)		45,000	44,839
6.50% due 01/25/2007		50,000	49,913
6.6383% due 01/15/2010 (b)		85,000	77,432
7.375% due 10/28/2009		2,140,000	1,978,511
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	57,972
Fund American Companies, Inc.
5.875% due 05/15/2013		185,000	177,507
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	72,000	135,358
General Electric Capital Corp.
6.125% due 02/22/2011 (a)		$190,000	193,571
General Electric Capital Corp., EMTN
5.125% due 06/20/2007	EUR	50,000	64,805
General Electric Capital Corp., Series A
5.875% due 02/15/2012		$500,000	502,653
General Electric Capital Corp., Series A, MTN
5.00% due 06/15/2007		110,000	109,374
6.00% due 06/15/2012 (a)		50,000	50,574
General Motors Acceptance Corp.
5.625% due 05/15/2009 (a)		590,000	561,184
6.00% due 10/16/2006	EUR	55,000	70,177
6.0183% due 07/16/2007 (b)		$155,000	153,837
6.875% due 08/28/2012		1,000,000	932,557
7.75% due 01/19/2010		575,000	572,035
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	40,000	53,092
Global Cash Access LLC
8.75% due 03/15/2012		$300,000	316,125
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034 (a)		855,000	797,086
Goldman Sachs Group, Inc.
4.125% due 01/15/2008 (a)		100,000	97,859
4.25% due 08/04/2010	EUR	43,000	55,155
5.115% due 07/02/2007 (a)(b)		$55,000	55,087
6.60% due 01/15/2012 (a)		150,000	154,809
HSBC Finance Corp.
5.00% due 06/30/2015 (a)		400,000	369,129
5.50% due 01/19/2016		430,000	409,518
5.75% due 01/30/2007		80,000	80,071
HSBC USA, Inc.
4.625% due 04/01/2014 (a)		100,000	91,686
International Lease Finance Corp.
3.75% due 08/01/2007		140,000	137,059
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	66,000	84,696
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011		$310,000	304,211
iPCS, Inc.
11.50% due 05/01/2012		300,000	334,500
Jefferies Group, Inc.
6.25% due 01/15/2036		245,000	223,601
John Deere Capital Corp, Series D, MTN
4.375% due 03/14/2008		100,000	97,925

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Financial Services (continued)
John Deere Capital Corp.
3.90% due 01/15/2008 (a)		$75,000	$73,114
7.00% due 03/15/2012		380,000	401,182
JPMorgan Chase & Company
3.125% due 12/11/2006		110,000	108,844
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	48,733
4.375% due 11/12/2019 (b)		50,000	62,963
JSG Funding PLC
7.75% due 04/01/2015		$250,000	226,250
9.625% due 10/01/2012		400,000	412,000
Legg Mason, Inc.
6.75% due 07/02/2008 (a)		135,000	137,628
Lehman Brothers Holdings, Inc.
3.50% due 08/07/2008		250,000	239,306
Lehman Brothers Holdings, Inc., Series MTNG
3.95% due 11/10/2009		300,000	283,549
4.80% due 03/13/2014 (a)		200,000	184,904
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	190,694
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		250,000	243,067
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	32,000	41,463
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	47,000	91,107
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016		$555,000	553,385
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	62,000	79,688
Merrill Lynch & Company, Inc., Series CPI
4.33% due 03/02/2009 (b)		$130,000	126,220
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (a)(b)		120,000	113,871
Morgan Stanley, Series GMTN
5.125% due 11/30/2015	GBP	100,000	178,380
MUFG Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	192,918
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008 (a)		170,000	165,356
4.375% due 10/01/2010 (a)		100,000	95,104
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	65,675
Nell AF SARL
8.375% due 08/15/2015 (a)		$575,000	552,719
8.375% due 08/15/2015	EUR	50,000	64,531
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		$425,000	344,250
Nexstar Finance, Inc.
7.00% due 01/15/2014		150,000	136,500
Nisource Finance Corp.
5.7638% due 11/23/2009 (b)		120,000	120,132
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		100,000	95,540

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Residential Capital Corp.
6.125% due 11/21/2008		$134,000	$132,447
6.1683% due 04/17/2009 (a)(b)		155,000	154,601
6.8983% due 04/17/2009 (b)		120,000	119,993
SLM Corp., MTN
5.625% due 08/01/2033		40,000	35,744
SLM Corp., MTN, Series A
5.30% due 01/26/2009 (b)		180,000	180,520
SLM Corp., Series CPI
4.30% due 04/01/2009 (b)		315,000	302,532
Stripes Acquisition LLC
10.625% due 12/15/2013		175,000	184,625
Sun Life Canada US Capital Trust
8.526% due 05/29/2049		230,000	243,456
Torchmark Corp.
6.375% due 06/15/2016 (a)		220,000	218,330
Toyota Motor Credit Corp.
2.875% due 08/01/2008		215,000	203,818
UBS AG
4.50% due 09/16/2019	EUR	60,000	80,976

			22,562,412
Food & Beverages - 0.66%
B&G Foods Holding Corp.
8.00% due 10/01/2011		$475,000	475,000
Birds Eye Foods, Inc.
11.875% due 11/01/2008		162,000	165,038
Cott Beverages USA, Inc.
8.00% due 12/15/2011		260,000	259,350
Del Monte Corp.
8.625% due 12/15/2012		300,000	309,000
Dole Food, Inc.
8.625% due 05/01/2009		175,000	167,125
8.875% due 03/15/2011 (a)		225,000	210,937
General Mills, Inc.
3.875% due 11/30/2007		200,000	194,767
6.449% due 10/15/2006		125,000	125,263
Kraft Foods, Inc.
4.625% due 11/01/2006		90,000	89,691
Le*Nature’s, Inc.
10.00% due 06/15/2013		200,000	210,000
Level 3 Financing, Inc.
10.75% due 10/15/2011		375,000	385,313
McCormick & Company, Inc.
5.20% due 12/15/2015		170,000	161,728
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	90,467
Nutro Products, Inc.
9.23% due 10/15/2013 (b)		150,000	152,813
10.75% due 04/15/2014		300,000	308,625
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,600
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	41,533
Pierre Foods, Inc.
9.875% due 07/15/2012		100,000	101,750

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
SABMiller PLC
6.20% due 07/01/2011		$465,000	$467,571
Sysco Corp.
5.375% due 09/21/2035 (a)		85,000	75,686
Tate & Lyle International Finance PlC
6.125% due 06/15/2011		200,000	199,276
The Wornick Company
10.875% due 07/15/2011		250,000	251,875
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008		155,000	159,740
William Wrigley Jr. Company
4.65% due 07/15/2015		50,000	45,772

			4,678,920
Forest Products - 0.01%
Weyerhaeuser Company
7.375% due 03/15/2032		100,000	101,242

Furniture & Fixtures - 0.10%
Norcraft Companies LP
9.00% due 11/01/2011		300,000	305,250
Norcraft Holdings LP
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012		225,000	182,250
Sealy Mattress Company
8.25% due 06/15/2014 (a)		250,000	250,000

			737,500
Gas & Pipeline Utilities - 0.71%
ANR Pipeline Company
8.875% due 03/15/2010		105,000	110,907
Aquila Canada Finance Corp.
7.75% due 06/15/2011		150,000	155,250
Atlas Pipeline Partners LP
8.125% due 12/15/2015		150,000	149,438
8.125% due 12/15/2015		75,000	74,719
Atmos Energy Corp.
4.00% due 10/15/2009		190,000	179,210
5.95% due 10/15/2034		35,000	31,895
Boardwalk Pipelines LLC
5.50% due 02/01/2017		85,000	80,181
Colorado Interstate Gas Company
5.95% due 03/15/2015		275,000	249,914
Copano Energy LLC
8.125% due 03/01/2016		225,000	223,875
Duke Capital LLC
7.50% due 10/01/2009 (a)		110,000	115,524
El Paso Natural Gas, Series A
7.625% due 08/01/2010		15,000	15,263
El Paso Production Holding Company
7.75% due 06/01/2013		550,000	554,125
Kinder Morgan Finance Company, ULC
5.35% due 01/05/2011		125,000	115,167
5.70% due 01/05/2016		440,000	382,040
National Gas Co of
Trinidad & Tobago Ltd, Series REGS
6.05% due 01/15/2036		100,000	88,471

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
National Gas Company
6.05% due 01/15/2036		$100,000	$92,054
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008		135,000	131,612
Panhandle Eastern Pipe Line Company, Series B
2.75% due 03/15/2007 (a)		112,000	109,613
Piedmont Natural Gas Company
6.00% due 12/19/2033		10,000	9,610
Praxair, Inc.
6.50% due 03/01/2008		100,000	101,370
Roseton/Danskammer, Series A
7.27% due 11/08/2010		150,000	150,000
Southern California Gas Co.
5.75% due 11/15/2035		335,000	314,748
Southern Natural Gas Company
8.875% due 03/15/2010		405,000	427,782
Sunoco, Inc.
4.875% due 10/15/2014		25,000	22,939
Williams Companies, Inc.
7.625% due 07/15/2019 (a)		50,000	50,750
7.75% due 06/15/2031		75,000	73,875
8.125% due 03/15/2012		800,000	830,000
8.75% due 03/15/2032		25,000	27,187
Williams Companies, Inc., Series A
7.50% due 01/15/2031		125,000	120,625

			4,988,144
Gold - 0.02%
Newmont Mining Corp.
5.875% due 04/01/2035		125,000	111,872

Healthcare Products - 0.10%
Fresenius Medical Care Capital Trust
7.875% due 02/01/2008		220	223,300
7.875% due 06/15/2011		25,000	25,250
Medtronic, Inc., Series B
4.375% due 09/15/2010		125,000	119,071
4.75% due 09/15/2015		285,000	260,462
VWR International, Inc.
6.875% due 04/15/2012		50,000	47,750
8.00% due 04/15/2014 (a)		50,000	48,563

			724,396
Healthcare Services - 0.26%
Concentra Operating Corp.
9.125% due 06/01/2012		175,000	181,125
9.50% due 08/15/2010		75,000	77,625
DaVita, Inc.
6.625% due 03/15/2013		275,000	261,250
7.25% due 03/15/2015 (a)		175,000	168,000
Team Health, Inc.
11.25% due 12/01/2013		175,000	182,875
UnitedHealth Group, Inc.
5.25% due 03/15/2011		220,000	214,189
US Oncology, Inc.
9.00% due 08/15/2012		125,000	130,000
10.75% due 08/15/2014 (a)		75,000	81,375

Spectrum Income Trust (continued)

		Shares or Principal Amount	Value

CORPORATE BONDS (continued)
Healthcare Services (continued)
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		$275,000	$274,312
WellPoint, Inc.
4.25% due 12/15/2009		35,000	33,384
5.00% due 01/15/2011 (a)		255,000	245,605

			1,849,740
Holdings Companies/Conglomerates - 0.26%
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	78,997
6.95% due 08/01/2007		$100,000	101,136
Hutchison Whampoa International, Ltd.
6.25% due 01/24/2014		425,000	423,242
Leucadia National Corp.
7.00% due 08/15/2013		360,000	349,200
Visant Corp.
7.625% due 10/01/2012		450,000	436,500
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		525,000	412,125

			1,801,200
Homebuilders - 0.17%
Centex Corp.
4.55% due 11/01/2010		70,000	65,600
5.45% due 08/15/2012		235,000	222,562
KB Home
6.25% due 06/15/2015		180,000	160,045
Lennar Corp.
5.95% due 10/17/2011		25,000	24,272
Lennar Corp., Series B
5.60% due 05/31/2015		180,000	163,512
6.1456% due 03/19/2009 (b)		65,000	64,912
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	48,761
NVR, Inc.
5.00% due 06/15/2010		100,000	95,217
Pulte Homes, Inc.
4.875% due 07/15/2009		65,000	62,702
5.20% due 02/15/2015		310,000	275,299
Ryland Group, Inc.
5.375% due 01/15/2015		15,000	13,157

			1,196,039

Hotels & Restaurants - 0.34%
American Casino & Entertainment Properties LLC
7.85% due 02/01/2012		375,000	375,937
Harrah’s Operating Company, Inc.
5.50% due 07/01/2010		445,000	434,141
Majestic Holding Company LLC
zero coupon, Step up to 12.5% on
10/15/2008 due 10/15/2011		125,000	93,125
Majestic Star Casino LLC
9.50% due 10/15/2010		75,000	78,562
O’Charleys, Inc.
9.00% due 11/01/2013		225,000	227,813
Park Place Entertainment Corp.
9.375% due 02/15/2007		250,000	254,375

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Poster Financial Group, Inc.
8.75% due 12/01/2011		$375,000	$390,000
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		150,000	157,500
Restaurant Company
10.00% due 10/01/2013 (a)		250,000	228,750
Yum! Brands, Inc.
7.70% due 07/01/2012 (a)		130,000	139,828

			2,380,031
Household Appliances - 0.04%
Gregg Appliances, Inc.
9.00% due 02/01/2013		150,000	138,375
Whirlpool Corp.
6.125% due 06/15/2011		135,000	134,231

			272,606
Household Products - 0.06%
Simmons Bedding Company
zero coupon, Step up to 10.00% on
12/15/2009 due 12/15/2014		325,000	216,125
7.875% due 01/15/2014 (a)		225,000	210,375

			426,500
Insurance - 0.55%
ACE INA Holdings, Inc.
5.875% due 06/15/2014 (a)		130,000	125,596
Allstate Financial Global Funding
5.25% due 02/01/2007		85,000	84,822
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	90,315
ASIF II, EMTN
5.625% due 02/01/2012		47,000	87,912
Cigna Corp.
7.40% due 05/15/2007		$60,000	60,681
Cincinnati Financial Corp.
6.92% due 05/15/2028 (a)		125,000	130,340
Genworth Financial, Inc.
5.75% due 06/15/2014		360,000	354,773
Highmark, Inc.
6.80% due 08/15/2013		185,000	189,593
ING Security Life Institutional Funding
2.70% due 02/15/2007		165,000	161,659
Jefferson-Pilot Capital Trust A
8.14% due 01/15/2046		100,000	104,719
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014 (a)		545,000	507,439
MassMutual Global Funding II
3.25% due 06/15/2007		120,000	117,360
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	38,000	50,239
Nationwide Financial Services, Inc.
5.90% due 07/01/2012		$170,000	169,821
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		110,000	103,353
New York Life Global Funding
4.625% due 08/16/2010		215,000	206,611

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)
Insurance (continued)
NLV Financial Corp.
7.50% due 08/15/2033		$140,000	$142,251
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	15,093
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	158,297
5.50% due 05/14/2009	EUR	38,000	50,525
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009		38,000	48,985
Principal Life Global Funding I
5.25% due 01/15/2013		$160,000	155,349
Principal Life Income Funding Trusts
5.20% due 11/15/2010 (a)		35,000	34,257
Prudential Funding LLC, MTN
6.60% due 05/15/2008		150,000	152,269
RLI Corp.
5.95% due 01/15/2014		30,000	28,550
Security Benefit Life Insurance Company
7.45% due 10/01/2033		80,000	85,369
The St. Paul Companies, Inc.
5.75% due 03/15/2007		45,000	45,013
Transamerica Capital II
7.65% due 12/01/2026		110,000	117,706
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		150,000	144,396
Travelers Insurance Company Institutional
Funding, Ltd.
5.75% due 12/06/2011	GBP	47,000	88,574
Travelers Property Casualty Corp.
3.75% due 03/15/2008		$35,000	33,969

			3,845,836
International Oil - 0.44%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		65,000	63,546
Newfield Exploration Company
6.625% due 09/01/2014		30,000	28,575
OAO Gazprom, Series REGS
9.625% due 03/01/2013		310,000	354,299
Pemex Project Funding Master Trust
5.75% due 12/15/2015		370,000	340,770
6.625% due 06/15/2035		200,000	181,000
6.625% due 06/15/2035		305,000	276,025
6.629% due 06/15/2010 (a)(b)		345,000	352,245
7.75% due 09/28/2049		286,000	279,937
8.625% due 02/01/2022 (a)		225,000	251,550
Pemex Project Funding Master Trust, Series REGS
6.25% due 08/05/2013	EUR	60,000	80,643
6.625% due 06/15/2035		$200,000	181,000
Petro-Canada
5.95% due 05/15/2035 (a)		235,000	214,852
PF Export Receivables Master Trust
6.436% due 06/01/2015		65,361	65,350
XTO Energy, Inc.
5.65% due 04/01/2016 (a)		185,000	175,424

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

International Oil (continued)
YPF SA, MTN, Series C
10.00% due 11/02/2028		$195,000	$222,300

			3,067,516
Investment Companies - 0.01%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	82,972

Leisure Time - 1.05%
AMC Entertainment, Inc.
8.00% due 03/01/2014		$300,000	275,250
11.00% due 02/01/2016		625,000	668,750
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010		175,000	179,375
Boyd Gaming Corp.
6.75% due 04/15/2014		175,000	166,031
7.75% due 12/15/2012		175,000	175,656
8.75% due 04/15/2012		200,000	209,500
Chukchansi Economic Development Authority
8.06% due 11/15/2012		125,000	127,500
Cinemark, Inc.
zero coupon, Step up to 9.75% on 03/15/2009 due 03/15/2014		625,000	484,375
9.00% due 02/01/2013		250,000	262,500
Herbst Gaming, Inc.
7.00% due 11/15/2014		350,000	332,500
8.125% due 06/01/2012		75,000	75,563
International Speedway Corp.
4.20% due 04/15/2009		80,000	76,620
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	172,813
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	38,757
Majestic Star Casino LLC
9.50% due 10/15/2010		$125,000	130,938
Mandalay Resort Group
10.25% due 08/01/2007		75,000	77,719
MGM Mirage, Inc.
6.00% due 10/01/2009		155,000	150,737
6.625% due 07/15/2015		100,000	93,250
6.75% due 09/01/2012		15,000	14,438
8.50% due 09/15/2010		400,000	415,500
9.75% due 06/01/2007		75,000	77,063
MTR Gaming Group, Inc.
9.00% due 06/01/2012		100,000	100,500
Penn National Gaming, Inc.
6.75% due 03/01/2015		425,000	396,312
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012		100,000	100,250
Pokagon Gaming Authority
10.375% due 06/15/2014		350,000	361,812
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	99,093
Speedway Motorsports, Inc.
6.75% due 06/01/2013		330,000	320,100
Station Casinos, Inc.
6.00% due 04/01/2012		135,000	126,394

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Station Casinos, Inc. (continued)
6.50% due 02/01/2014		$150,000	$139,500
6.875% due 03/01/2016		780,000	727,350
Town Sports International, Inc.
9.625% due 04/15/2011		162,000	167,265
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015 (a)		350,000	336,437
Warner Music Group
7.375% due 04/15/2014		250,000	242,500
Wynn Las Vegas LLC
6.625% due 12/01/2014		75,000	70,687

			7,393,035
Life Sciences - 0.05%
Fisher Scientific International, Inc.
6.125% due 07/01/2015		350,000	337,313

Manufacturing - 0.14%
Koppers, Inc.
9.875% due 10/15/2013		239,000	256,327
Stewart & Stevenson LLC
10.00% due 07/15/2014		250,000	250,937
Tyco International Group SA
5.80% due 08/01/2006		115,000	115,013
6.375% due 10/15/2011		340,000	346,928
Tyco International Group SA, EMTN
5.50% due 11/19/2008	EUR	13,000	17,036

			986,241
Medical-Hospitals - 0.53%
Community Health Systems, Inc.
6.50% due 12/15/2012		$225,000	213,469
CRC Health Corp.
10.75% due 02/01/2016		200,000	203,500
Genesis Healthcare Corp.
8.00% due 10/15/2013 (a)		375,000	392,344
HCA, Inc.
6.30% due 10/01/2012		300,000	282,156
6.375% due 01/15/2015		450,000	416,947
6.50% due 02/15/2016		575,000	531,660
8.75% due 09/01/2010		575,000	606,202
Tenet Healthcare Corp.
6.375% due 12/01/2011 (a)		325,000	290,063
6.50% due 06/01/2012		175,000	154,437
Triad Hospitals, Inc.
7.00% due 05/15/2012		50,000	49,750
7.00% due 11/15/2013		600,000	583,500

			3,724,028
Metal & Metal Products - 0.34%
Earle M. Jorgensen Company
9.75% due 06/01/2012		375,000	399,375
Falconbridge, Ltd.
6.20% due 06/15/2035		120,000	106,150
Gibraltar Industries, Inc.
8.00% due 12/01/2015		650,000	646,750
Hawk Corp.
8.75% due 11/01/2014		150,000	150,750

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Metal & Metal Products (continued)
Indalex Holding Corp.
11.50% due 02/01/2014		$175,000	$178,500
Metals USA, Inc.
11.125% due 12/01/2015		100,000	109,500
Mobile Mini, Inc.
9.50% due 07/01/2013 (a)		185,000	197,950
Neenah Foundary Company
11.00% due 09/30/2010		200,000	216,000
Novelis, Inc.
7.25% due 02/15/2015		275,000	264,000
Rio Tinto Finance PLC, EMTN
5.125% due 05/10/2007	EUR	26,000	33,661
Vale Overseas, Ltd.
6.25% due 01/11/2016		$60,000	57,150

			2,359,786
Mining - 0.04%
Barrick Gold Finance Company
4.875% due 11/15/2014		25,000	23,089
Placer Dome, Inc.
6.375% due 03/01/2033		15,000	14,488
6.45% due 10/15/2035		25,000	24,517
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008		135,000	126,478
Teck Cominco, Ltd.
5.375% due 10/01/2015		65,000	60,534

			249,106
Office Furnishings & Supplies - 0.10%
ACCO Brands Corp.
7.625% due 08/15/2015		150,000	139,125
IKON Office Solutions, Inc.
7.75% due 09/15/2015 (a)		275,000	272,250
Interface, Inc.
10.375% due 02/01/2010		275,000	300,781

			712,156
Paper - 0.23%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008 (a)		175,000	166,250
6.95% due 12/15/2006		5,000	5,025
8.55% due 08/01/2010 (a)		125,000	118,437
Boise Cascade LLC
7.125% due 10/15/2014		530,000	469,050
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		70,000	64,247
8.625% due 08/15/2010		180,000	195,939
Jefferson Smurfit Corp.
8.25% due 10/01/2012		150,000	140,625
NewPage Corp.
10.00% due 05/01/2012 (a)		25,000	25,875
11.3988% due 05/01/2012 (b)		150,000	163,500
12.00% due 05/01/2013 (a)		150,000	155,250
Norske Skog Canada, Ltd.
7.375% due 03/01/2014		150,000	134,250

			1,638,448

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Petroleum Services - 0.50%
Allis-Chalmers Energy, Inc.
9.00% due 01/15/2014		$150,000	$150,000
BP Canada Finance Company
3.375% due 10/31/2007		50,000	48,616
Chaparral Energy, Inc.
8.50% due 12/01/2015		300,000	298,500
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		450,000	429,750
Gaz Capital for Gazprom, Series EMTN
4.56% due 12/09/2012	EUR	50,000	61,005
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034 (a)		$865,000	988,089
Halliburton Company
5.50% due 10/15/2010		355,000	351,644
Hanover Compressor Company
7.50% due 04/15/2013		225,000	220,500
9.00% due 06/01/2014		100,000	104,500
Hanover Equipment Trust
8.75% due 09/01/2011		275,000	283,250
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	112,780
Pride International, Inc.
7.375% due 07/15/2014		25,000	25,125
SESI LLC
6.875% due 06/01/2014		425,000	409,062

			3,482,821
Pharmaceuticals - 0.23%
Abbott Laboratories
5.625% due 07/01/2006		80,000	80,000
AmerisourceBergen Corp.
5.625% due 09/15/2012		325,000	310,375
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	54,000	69,269
Hospira, Inc.
4.95% due 06/15/2009		$70,000	68,344
Merck & Company, Inc.
2.50% due 03/30/2007		90,000	87,994
Mylan Laboratories, Inc.
5.75% due 08/15/2010 (a)		150,000	142,875
Omnicare, Inc.
6.75% due 12/15/2013		300,000	285,750
6.875% due 12/15/2015 (a)		225,000	213,750
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		180,000	168,812
Warner Chilcott Corp.
8.75% due 02/01/2015		200,000	206,000

			1,633,169
Photography - 0.08%
Eastman Kodak Company
7.25% due 11/15/2013 (a)		585,000	563,404

Plastics - 0.03%
Covalence Specialty Materials Corp.
10.25% due 03/01/2016		250,000	240,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Pollution Control - 0.04%
Aleris International, Inc.
9.00% due 11/15/2014 (a)	$275,000	$279,813

Publishing - 0.27%
Dex Media East LLC
9.875% due 11/15/2009	125,000	132,188
12.125% due 11/15/2012	200,000	224,500
Dex Media West LLC
8.50% due 08/15/2010	25,000	25,937
9.875% due 08/15/2013	200,000	216,749
Haights Cross Communications, Inc.
12.50% due 08/15/2011 (a)	175,000	94,719
Haights Cross Operating Company
11.75% due 08/15/2011	275,000	281,531
Houghton Mifflin Company
8.25% due 02/01/2011	275,000	278,438
Medianews Group, Inc.
6.375% due 04/01/2014	50,000	43,750
6.875% due 10/01/2013	375,000	341,250
Morris Publishing Group LLC
7.00% due 08/01/2013	310,000	294,500

		1,933,562
Railroads & Equipment - 0.10%
Canadian National Railway Company
6.25% due 08/01/2034 (a)	240,000	242,886
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
9.375% due 05/01/2012	100,000	106,500
Norfolk Southern Corp.
5.59% due 05/17/2025 (a)	25,000	23,289
6.00% due 04/30/2008	200,000	200,877
7.25% due 02/15/2031	30,000	33,311
Union Pacific Corp.
5.75% due 10/15/2007	75,000	75,001

		681,864
Real Estate - 0.48%
Archstone-Smith Operating Trust, REIT
5.25% due 05/01/2015 (a)	150,000	141,012
5.625% due 08/15/2014	15,000	14,582
Arden Realty LP, REIT
5.20% due 09/01/2011	55,000	53,895
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	55,000	51,682
6.125% due 11/01/2012 (a)	175,000	176,451
BF Saul, REIT
7.50% due 03/01/2014	150,000	152,250
Camden Property Trust, REIT
4.375% due 01/15/2010 (a)	80,000	76,425
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	145,000	138,008
EOP Operating LP
4.00% due 07/15/2026	120,000	120,398
Felcor Lodging LP, REIT
9.00% due 06/01/2011	175,000	185,500
9.5703% due 06/01/2011 (b)	250,000	257,500

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Host Marriott LP, REIT
6.375% due 03/15/2015	$75,000	$70,500
6.75% due 06/01/2016	275,000	262,281
7.125% due 11/01/2013	425,000	423,406
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	100,000	99,125
iStar Financial, Inc.
5.80% due 03/15/2011 (a)	35,000	34,465
iStar Financial, Inc., REIT
6.05% due 04/15/2015	40,000	39,119
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	75,000	73,033
5.125% due 04/01/2011 (a)	115,000	110,106
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	55,000	50,690
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	200,000	193,662
Simon Property Group LP, REIT
5.375% due 06/01/2011	50,000	48,947
Simon Property Group, LP, REIT
3.75% due 01/30/2009	250,000	237,813
Ventas Realty LP, REIT
6.75% due 06/01/2010	175,000	173,250
Ventas Realty LP/ Capital Corp.
6.50% due 06/01/2016	150,000	143,813
Vornado Realty LP, REIT
4.50% due 08/15/2009 (a)	70,000	67,235

		3,395,148
Retail - 0.20%
Home Depot, Inc.
5.40% due 03/01/2016	270,000	258,817
JC Penney Company, Inc.
7.375% due 08/15/2008	350,000	359,977
Leslie’s Poolmart
7.75% due 02/01/2013	275,000	266,750
NationsRent, Inc.
9.50% due 10/15/2010	300,000	319,500
Sunstate Equipment Company LLC
10.50% due 04/01/2013	200,000	206,000

		1,411,044
Retail Grocery - 0.19%
Couche-Tard US LP
7.50% due 12/15/2013	425,000	422,875
Delhaize America, Inc.
8.125% due 04/15/2011	40,000	42,067
Pathmark Stores, Inc.
8.75% due 02/01/2012	325,000	308,750
Safeway, Inc.
4.125% due 11/01/2008	55,000	52,819
The Kroger Company
7.80% due 08/15/2007	95,000	96,691
8.05% due 02/01/2010	380,000	403,945

		1,327,147

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Retail Trade - 0.52%
American Greetings Corp.
7.375% due 06/01/2016		$100,000	$100,500
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	67,042
6.25% due 04/01/2008		200,000	200,677
FTD, Inc.
7.75% due 02/15/2014 (a)		500,000	492,500
GSC Holdings Corp.
8.00% due 10/01/2012 (a)		850,000	850,000
Home Depot, Inc.
3.75% due 09/15/2009		100,000	94,831
J.C. Penney Company, Inc.
9.00% due 08/01/2012		150,000	171,929
Jean Coutu Group (PJC), Inc.
7.625% due 08/01/2012		250,000	242,500
May Department Stores Company
3.95% due 07/15/2007		100,000	98,045
Neff Corp.
11.25% due 06/15/2012		350,000	378,000
Target Corp.
5.50% due 04/01/2007		100,000	99,891
7.50% due 07/15/2006		45,000	45,023
The Pantry, Inc.
7.75% due 02/15/2014		350,000	346,500
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	78,000	140,392
5.25% due 09/01/2035		$210,000	183,231
6.875% due 08/10/2009		145,000	150,156

			3,661,217
Sanitary Services - 0.19%
Allied Waste North America, Inc.
8.50% due 12/01/2008		250,000	258,750
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012		300,000	318,000
Casella Waste Systems, Inc.
9.75% due 02/01/2013		675,000	708,750
Oakmont Asset Trust
4.514% due 12/22/2008		20,000	19,267
Waste Management, Inc.
7.375% due 05/15/2029		15,000	16,304

			1,321,071
Semiconductors - 0.22%
Flextronics International, Ltd.
6.25% due 11/15/2014		175,000	163,844
Freescale Semiconductor, Inc.
6.875% due 07/15/2011		380,000	381,900
7.125% due 07/15/2014		25,000	25,250
Intel Corp.
2.95% due 12/15/2035		225,000	189,281
2.95% due 12/15/2035 (a)		125,000	105,156
Spansion LLC
11.25% due 01/15/2016		150,000	151,125
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		75,000	69,937

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Semiconductors (continued)
STATS ChipPAC, Ltd. (continued)
7.50% due 07/19/2010		$475,000	$461,938

			1,548,431
Software - 0.24%
Oracle Corp.
5.00% due 01/15/2011		675,000	651,426
Serena Software, Inc.
10.375% due 03/15/2016		100,000	100,500
SS&C Technologies, Inc.
11.75% due 12/01/2013		75,000	77,625
UGS Capital Corp. II
10.38% due 06/01/2011 (b)		450,000	445,500
UGS Corp.
10.00% due 06/01/2012		375,000	403,125

			1,678,176
Steel - 0.05%
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		300,000	321,750

Telecommunications Equipment & Services - 0.76%
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		150,000	149,438
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		75,000	72,488
6.625% due 07/11/2011	EUR	54,000	75,725
7.50% due 05/29/2007		25,000	33,028
Dycom Industries, Inc.
8.125% due 10/15/2015		$250,000	252,500
Eircom Funding
8.25% due 08/15/2013		250,000	265,000
France Telecom SA
7.75 due 03/01/2011		480,000	515,619
France Telecom SA, EMTN
7.00% due 12/23/2009	EUR	62,000	86,206
8.125% due 01/28/2033		9,000	14,992
Insight Midwest LP
9.75% due 10/01/2009		$75,000	76,500
Intelsat Ltd.
9.614% due 01/15/2012 (b)		325,000	328,250
Intelsat Subsidiary Holding Co., Ltd.
8.25% due 01/15/2013		225,000	223,313
Lucent Technologies, Inc.
8.00% due 08/01/2031 (a)		270,000	273,650
Nortel Networks, Ltd.
4.01% due 07/15/2011 (b)		475,000	483,313
PanAmSat Corp.
9.00% due 08/15/2014		375,000	380,625
Panamsat Holding Corp.
zero coupon, Step up to 10.375% on 11/01/2009 due 11/01/2014		375,000	277,196
SBC Communications, Inc.
5.10% due 09/15/2014		70,000	64,940
6.45% due 06/15/2034		385,000	365,966
Syniverse Technologies Inc., Series B
7.75% due 08/15/2013		300,000	291,750

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Telecommunications Equipment & Services (continued)
Telus Corp.
7.50% due 06/01/2007		$95,000	$96,390
8.00% due 06/01/2011		140,000	151,606
Verizon Global Funding Corp.
7.25% due 12/01/2010		95,000	99,490
7.75% due 12/01/2030 (a)		245,000	264,244
Wind Acquisition Finance SA
10.75% due 12/01/2015		425,000	446,781
Zeus Special Subsidiary, Ltd.
zero coupon, Step up to 9.25% on 02/01/2010 due 02/01/2015		100,000	69,000

			5,358,010
Telephone - 0.94%
AT&T Corp.
7.30 due 11/15/2011 (b)		40,000	42,461
AT&T, Inc.
5.30% due 11/15/2010		295,000	287,820
5.38% due 11/14/2008 (b)		85,000	85,177
BellSouth Corp.
5.295% due 11/15/2007 (b)		95,000	95,119
Nordic Telephone Company Holdings
8.25% due 05/01/2016	EUR	100,000	130,660
8.875% due 05/01/2016		$1,075,000	1,104,563
Qwest Corp.
7.875% due 09/01/2011		300,000	303,750
8.5794% due 06/15/2013 (b)		125,000	133,125
8.875% due 03/15/2012		150,000	158,250
Sprint Capital Corp.
6.875% due 11/15/2028		350,000	352,592
7.625% due 01/30/2011		250,000	266,106
Telecom Italia Capital SA
4.00% due 01/15/2010 (a)		130,000	121,651
5.25% due 11/15/2013		670,000	619,393
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	15,000	19,739
6.875% due 01/24/2013		50,000	70,821
7.75% due 01/24/2033		9,000	13,606
Telefonica Emisones SAU
5.984% due 06/20/2011 (a)		$180,000	179,339
6.421% due 06/20/2016		345,000	344,284
Telefonica Europe BV, Series EMTN
5.125% due 02/14/2013	EUR	25,000	32,372
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$105,000	101,019
4.75% due 01/27/2010		135,000	128,565
5.50% due 01/27/2015		330,000	302,072
US LEC Corp.
13.62% due 10/01/2009 (b)		350,000	371,875
Valor Telecommunications Enterprise
7.75% due 02/15/2015		100,000	103,250
Verizon Communications, Inc.
5.55% due 02/15/2016		360,000	337,550
Windstream Corp.
8.125% due 08/01/2013		175,000	178,500

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

CORPORATE BONDS (continued)

Telephone (continued)
Windstream Corp. (continued)
8.625% due 08/01/2016		$715,000	$731,088

			6,614,747
Tires & Rubber - 0.04%
Goodyear Tire & Rubber Company
7.857% due 08/15/2011 (a)		325,000	301,438

Tobacco - 0.13%
Altria Group, Inc.
7.20% due 02/01/2007		115,000	115,581
BAT International Finance PLC, EMTN
5.125% due 07/09/2013	EUR	50,000	64,793
Imperial Tobacco Finance PLC, EMTN
6.875% due 06/13/2012	GBP	47,000	92,159
Reynolds American, Inc.
6.50% due 07/15/2010		$40,000	38,700
7.25% due 06/01/2013		650,000	635,375

			946,608
Toys, Amusements & Sporting Goods - 0.06%
K2, Inc.
7.375% due 07/01/2014		425,000	408,000

Transportation - 0.28%
Bombardier, Inc.
6.30% due 05/01/2014		350,000	304,500
6.75% due 05/01/2012		825,000	759,000
Bristow Group, Inc.
6.125% due 06/15/2013		275,000	253,687
CHC Helicopter Corp.
7.375% due 05/01/2014		425,000	408,000
Evergreen International Aviation, Inc.
12.00% due 05/15/2010		50,000	51,500
FedEx Corp.
2.65% due 04/01/2007		200,000	195,290

			1,971,977
Utility Service - 0.04%
Public Service Company of New Mexico
4.40% due 09/15/2008		185,000	179,405
Veolia Environnement, EMTN
5.875% due 02/01/2012	EUR	29,000	39,506
Veolia Environnement, Series EMTN
4.875% due 05/28/2013		40,000	51,720

			270,631

TOTAL CORPORATE BONDS (Cost $195,326,158)			$191,888,156

CONVERTIBLE BONDS - 0.10%

Insurance - 0.01%
Fortis Insurance NV
7.75% due 01/26/2008		$25,000	32,320

Internet Retail - 0.04%
Amazon.com, Inc.
4.75% due 02/01/2009 (a)		300,000	287,625

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

CONVERTIBLE BONDS (continued)

Telecommunications Equipment & Services - 0.05%
Juniper Networks, Inc.
zero coupon due 06/15/2008	$375,000	$374,531

TOTAL CONVERTIBLE BONDS (Cost $707,798)		$694,476

MUNICIPAL BONDS - 0.10%

California - 0.05%
California State Public Works Board
5.00% due 01/01/2021	200,000	204,548
State of California
5.25% due 04/01/2034	90,000	92,812
5.50% due 11/01/2033	80,000	85,142

		382,502

Kansas - 0.02%
Kansas Development Finance Authority
5.501% due 05/01/2034	110,000	104,062

New York - 0.02%
New York City Housing Development Corp.
6.42% due 11/01/2027	155,000	155,884

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	59,396

TOTAL MUNICIPAL BONDS (Cost $715,472)		$701,844

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.95%
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	75,847	71,904
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	638,278
Banc of America Mortgage Securities,
Series 2003-L, Class 2A2
4.2614% due 01/25/2034 (b)	470,408	457,118
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.118% due 02/25/2034 (b)	256,608	249,377
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1994% due 05/25/2034 (b)	114,555	110,784
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7492% due 09/25/2034 (b)	267,560	261,064
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.9175% due 10/25/2034 (b)	128,480	125,481
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.1016% due 11/25/2035 (b)	455,356	445,840
Banc of America Mortgage
Securities, Series 2005-J, Class 3A1
5.271% due 11/25/2035 (b)	260,182	253,645

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America
Mortgage Securities, Series 2005-A, Class 2A2
4.458% due 02/25/2035 (b)	$1,086,183	$1,051,665
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	210,000	208,902
Bear Stearns Commercial Mortgage
Securities, Series 1998-C1, Class A2
6.44% due 06/16/2030	100,000	101,174
Bear Stearns Commercial Mortgage
Securities, Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	258,331
Bear Stearns Commercial Mortgage
Securities, Series 2005-PW10, Class A1
5.085% due 12/11/2040	990,790	975,468
Bear Stearns Commercial Mortgage
Securities, Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	450,650
Bear Stearns Commercial Mortgage
Securities, Series 2005-PWR9, Class A1
4.498% due 09/15/2042	127,623	124,186
Bear Stearns Commercial Mortgage
Securities, Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	373,935
Bear Stearns Commercial Mortgage
Securities, Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	437,998	425,146
Bear Stearns Commercial Mortgage
Securities, Series 2005-T20, Class A1
4.94% due 10/12/2042	36,915	36,233
Bear Stearns Commercial Mortgage
Securities, Series 2006-PW12, Class A4
5.711% due 09/11/2038 (b)	1,750,000	1,729,710
Citigroup Mortgage Loan Trust, Inc.
4.70% due 02/25/2036	873,620	846,236
Citigroup Mortgage Loan Trust,
Inc., Series 2006-AR2, Class 1AB
5.591% due 03/25/2036	583,344	576,735
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class AJ
5.3997% due 07/15/2044 (b)	75,000	71,418
Commercial Mortgage Pass Through
Certificates, Series 2005-LP5, Class A1
4.235% due 05/10/2043	402,087	392,093
CS First Boston
Mortgage Securities Corp., Series 2005-C1, Class A2
4.609% due 02/15/2038	127,000	122,439
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	537,000	557,363
Federal Home Loan Mortgage Corp. Stated Final,
Series 2004-SF4, Class B
2.37% due 12/15/2009	81,013	78,319
Federal Home Loan Mortgage Corp. Stated Final,
Series 2004-SF4, Class C
3.32% due 12/15/2011	55,000	52,096

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	$11,086	$8,521
Federal Home Loan Mortgage Corp., Series
1993-1633, Class PL
6.50% due 03/15/2023	67,576	67,577
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	9,721	9,726
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	614,183	596,589
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	227,000	28,490
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	82,319	8,478
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	238,798	14,489
Federal Home Loan Mortgage Corp., Series
2003-2631, Class LI
4.50% IO due 06/15/2011	84,149	1,982
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	164,000	161,574
Federal Home Loan Mortgage Corp., Series
2003-2631, Class PC
4.50% due 03/15/2016	1,043,000	1,007,740
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	218,000	213,791
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	721,000	709,504
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	261,865	259,551
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	127,000	125,488
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	273,000	269,311
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	975,000	948,498
Federal Home Loan Mortgage Corp., Series
2004-2890, Class PB
5.00% due 11/15/2027	680,000	661,768
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	88,429
Federal Home Loan Mortgage Corp., Series
2005-46, Class CN
5.00% due 01/25/2020	266,000	259,917

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	$524,532	$518,124
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	272,462	274,387
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	200,000	201,026
Federal Home Loan Mortgage Corp., Series
2006-3162, Class OD
6.00% due 06/15/2035	475,000	467,671
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	1,292,328	1,295,618
Federal National Mortgage Association Interest
Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	43,291	11,458
Federal National Mortgage Association, Series
1993-8, Class L
9.00% due 01/25/2008	5,139	5,209
Federal National Mortgage Association, Series
2002-43, Class A
6.00% due 06/25/2016	830	828
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	524,000	517,981
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	216,208	214,316
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	87,767	6,486
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	421,468	411,220
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	87,601	84,589
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	375,000	375,318
Federal National Mortgage Association, Series
2006-35, Class GK
6.00% due 08/25/2032	423,423	424,131
Federal National Mortgage Association, Series
2006-49, Class CA
6.00% due 02/25/2031	418,986	420,440
GE Capital Commercial
Mortgage Corp., Series 2001-1, Class A2
6.531% due 05/15/2033	400,000	411,279
GE Capital Commercial
Mortgage Corp., Series 2005-C4, Class A1
5.082% due 11/10/2045	491,894	484,707
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	429,000	434,162

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited) (showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	$55,676	$56,305
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	50,722	41,038
Government National Mortgage Association, Series
1999-15, Class PB
5.00% due 08/16/2028	29,356	29,264
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	386,015	390,755
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	535,000	525,020
Government National Mortgage Association, Series
2003-49, Class A
2.212% due 10/16/2017	147,633	138,076
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	59,000	52,799
Government National Mortgage Association, Series
2003-70, Class TD
5.50% due 10/20/2030	1,211,000	1,187,846
Government National Mortgage Association, Series
2003-73, Class B
5.064% due 09/16/2026 (b)	576,000	558,115
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	46,216
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	1,237,000	1,223,471
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	127,322
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835% due 06/10/2036	362,669	353,763
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	116,500
JP Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,685,000	1,629,644
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2001-CIB2, Class A2
6.244% due 04/15/2035	1,532,777	1,544,376
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2001-CIBC, Class A3
6.26% due 03/15/2033	241,000	245,862
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A1
4.613% due 10/15/2042	36,289	35,526
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	503,426

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series
2006-C1, Class A1
5.018% due 02/15/2031	$211,197	$208,310
LB-UBS Commercial Mortgage Trust, Series
2006-C1, Class A4
5.156% due 02/15/2031	842,500	796,261
LB-UBS Commercial Mortgage
Trust, Series 2003-C8, Class A1
3.636% due 11/15/2027	723,023	698,506
LB-UBS Commercial Mortgage
Trust, Series 2004-C2, Class A2
3.246% due 03/15/2029	198,000	186,603
LB-UBS Commercial Mortgage
Trust, Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	390,000	379,800
LB-UBS Commercial Mortgage
Trust, Series 2005-C1, Class A4
4.742% due 02/15/2030	113,000	104,642
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	58,319	57,935
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	312,000	314,069
Vendee Mortgage Trust, Series 1996-3, Class 4
9.6139% due 03/15/2025 (b)	24,382	25,768
Washington Mutual, Inc., Series 2004-AR1, Class A
4.229% due 03/25/2034 (b)	221,907	215,293

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,458,762)		$34,838,474

ASSET BACKED SECURITIES - 1.79%
AmeriCredit Automobile
Receivables Trust, Series 2006-RM, Class A3
5.53% due 01/06/2014	1,195,000	1,188,056
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	61,637	61,920
Cabela’s Master Credit Card Trust, Series
2005-1A, Class A1
4.97% due 10/15/2013	135,000	132,279
Capital Auto Receivables Asset
Trust, Series 2004-1, Class A4
2.64% due 11/17/2008	164,000	159,729
Capital Auto Receivables Asset
Trust, Series 2004-1, Class CTFS
2.84% due 09/15/2010	127,000	123,273
Capital One Multi-Asset Execution
Trust, Series 2004-A8, Class A8
5.3288% due 08/15/2014 (b)	376,000	377,723
Capital One Prime Auto
Receivables Trust, Series 2006-1, Class A4
5.01% due 11/15/2011	240,000	236,319
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	29,958	29,472

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2002-4, Class 2A1
5.6925% due 10/25/2032 (b)	$18,514	$18,567
Chase Funding Mortgage Loan Asset-Backed
Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	150,000	140,692
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	225,000	220,263
Credit-Based Asset Servicing and
Securitization, Series 2005-CB5, Class AF2
4.831% due 08/25/2035	251,000	245,167
Credit-Based Asset Servicing and
Securitization, Series 2006-CB3, Class AV3
5.4925% due 03/25/2036 (b)	805,000	805,126
Detroit Edison Securitization Funding LLC, Series
2001-1, Class A5
6.42% due 03/01/2015	425,000	439,856
GE Equipment Small Ticket LLC, Series 2005-1A,
Class A4
4.51% due 12/22/2014	287,000	278,685
GS Auto Loan Trust, Series 2004-1, Class A3
2.13% due 11/15/2007	13,740	13,657
Harley-Davidson Motorcycle
Trust, Series 2003-3, Class A2
2.76% due 05/15/2011	66,706	65,407
Harley-Davidson Motorcycle
Trust, Series 2003-4, Class A2
2.69% due 04/15/2011	79,314	76,990
Hertz Vehicle Financing LLC,
Series 2004-1A, Class A2
2.38% due 05/25/2008	227,000	222,294
Honda Auto Receivables Owner
Trust, Series 2003-5, Class A4
2.96% due 04/20/2009	166,000	162,238
Household Affinity Credit Card Master Note
Trust I, Series 2003-1, Class A
5.3188% due 02/15/2010 (b)	91,000	91,166
Hyundai Auto Receivables
Trust, Series 2003-A, Class A4
3.02% due 10/15/2010	250,000	243,450
Hyundai Auto Receivables
Trust, Series 2006-A, Class A4
5.26% due 06/25/2014	385,000	383,256
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	45,000	43,538
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	225,000	222,117
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	120,000	117,931
Marriott Vacation Club Owner Trust, Series
2006-1A, Class A
5.737% due 04/20/2028	450,000	447,480
Marriott Vacation Club Owner Trust, Series
2006-1A, Class B
5.827% due 04/20/2028	40,000	39,262

Spectrum Income Trust (continued)

	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
MBNA Credit Card Master Note Trust, Series
2005-A3, Class A3
4.10% due 10/15/2012	$1,075,000	$1,021,880
MBNA Master Credit Card Trust
USA, Series 2000-D, Class A
5.3988% due 09/15/2009 (b)	193,000	193,306
Morgan Stanley ABS Capital I, Series 2006-HE4,
Class A3
5.23% due 06/25/2036	650,000	651,631
Navistar Financial Corp. Owner
Trust, Series 2003-B, Class A3
5.3988% due 04/15/2008 (b)	75,620	75,669
New Century Home Equity Loan
Trust, Series 2005-A, Class A6
4.954% due 08/25/2035	773,000	724,031
New Century Home Equity Loan
Trust, Series 2005-A, Class M2
5.344% due 08/25/2035	183,000	173,059
Nissan Auto Receivables Owner
Trust, Series 2004-A, Class A4
2.76% due 07/15/2009	164,000	159,038
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	150,000	145,529
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	392,419
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	96,000	98,681
PSE&G Transition Funding LLC, Series 2001-1,
Class A6
6.61% due 06/15/2015	112,000	117,220
Reliant Energy Transport Bond
Company, Series 2001-1, Class A4
5.63% due 09/15/2015	284,000	283,301
Residential Asset Mortgage
Products, Inc., Series 2003-RZ2, Class A1
3.60% due 04/25/2033	33,504	32,385
Residential Asset Mortgage
Products, Inc., Series 2004-RZ3, Class AI2
3.42% due 10/25/2027 (b)	27,843	27,672
Residential Asset Securities
Corp, Series 2006-KS3, Class AI3
5.4925% due 04/25/2036 (b)	550,000	550,086
Sovereign Bank Home Equity Loan
Trust, Series 2000-1, Class A6
7.25% due 02/25/2015	7,746	7,874
Triad Auto Receivables Owner Trust, Series
2006-B, Class A3
5.41% due 08/12/2011	450,000	447,891
Triad Auto Receivables Owner Trust, Series
2006-B, Class A4
5.52% due 11/12/2012	525,000	522,867
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011	140,000	135,886

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Spectrum Income Trust (continued)

	Shares or Principal Amount		Value

ASSET BACKED SECURITIES (continued)
Wachovia Auto Owner Trust, Series 2006-A,
Class A4
5.38% due 03/20/2013		$225,000	$224,156

TOTAL ASSET BACKED SECURITIES
(Cost $12,683,471)			$12,570,494

SUPRANATIONAL OBLIGATIONS - 0.30%

Supranational - 0.30%
Eurofima, EMTN
6.50% due 08/22/2011	AUD	600,000	451,522
European Investment Bank, Series EMTN
6.00% due 07/15/2009 (a)	NZD	1,380,000	822,609
6.50% due 09/10/2014		1,440,000	869,944

			2,144,075

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,328,392)			$2,144,075

SHORT TERM INVESTMENTS - 18.50%
Federal Republic of Germany, Series 138
4.50% due 08/18/2006	EUR	1,480,000	$1,894,481
State Street Navigator Securities
Lending Prime Portfolio (c)		$84,326,747	84,326,747
T. Rowe Price Reserve Investment Fund (c)		44,015,857	44,015,857

TOTAL SHORT TERM INVESTMENTS
(Cost $130,257,816)			$130,237,085

REPURCHASE AGREEMENTS - 3.04%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $21,383,036 on 07/03/2006,collateralized by $21,805,000Federal National Mortgage Association, 5.50% due 05/29/2009 (valued at $21,805,000, including interest) (c)***		$21,376,000	$21,376,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,376,000)			$21,376,000

Total Investments (Spectrum Income Trust)
(Cost $787,885,792) - 111.58%			$785,353,399
Liabilities in Excess of Other Assets - (11.58)%			(81,512,736)

TOTAL NET ASSETS - 100.00%			$703,840,663

Strategic Opportunities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 99.95%
Advertising - 0.93%
Focus Media Holding Ltd., ADR * (a)	61,900	$4,033,404
Aerospace - 0.64%
Rockwell Collins, Inc.	49,500	2,765,565

Strategic Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Agriculture - 0.39%
Monsanto Company	20,100	$1,692,219

Air Travel - 0.62%
Ryanair Holdings PLC, SADR * (a)	50,900	2,683,448

Banking - 6.52%
Bank of America Corp.	45,900	2,207,790
Canadian Western Bank	58,900	2,260,915
Commerce Bancorp, Inc. (a)	46,900	1,672,923
East West Bancorp, Inc.	59,800	2,267,018
New York Community Bancorp, Inc. (a)	51,500	850,265
PrivateBancorp, Inc. (a)	97,068	4,019,586
Signature Bank *	79,745	2,582,143
Wachovia Corp.	16,900	913,952
Wells Fargo Company	172,300	11,557,884

		28,332,476
Biotechnology - 4.03%
Biogen Idec, Inc. *	171,192	7,931,325
Genentech, Inc. *	49,300	4,032,740
Invitrogen Corp. * (a)	35,654	2,355,660
Myogen, Inc. * (a)	110,407	3,201,803

		17,521,528
Business Services - 5.71%
FactSet Research Systems, Inc.	20,100	950,730
First Data Corp.	140,600	6,332,624
Fluor Corp.	30,600	2,843,658
Jacobs Engineering Group, Inc. *	51,900	4,133,316
Paychex, Inc.	122,100	4,759,458
Sotheby’s Holdings, Inc., Class A * (a)	220,700	5,793,375

		24,813,161
Cellular Communications - 2.87%
America Movil S.A. de C.V., Series L	140,700	4,679,682
American Tower Corp., Class A *	124,300	3,868,216
NII Holdings, Inc. * (a)	21,300	1,200,894
QUALCOMM, Inc.	68,400	2,740,788

		12,489,580
Chemicals - 1.14%
Praxair, Inc.	92,000	4,968,000

Computers & Business Equipment - 1.14%
Intermec, Inc. * (a)	91,600	2,101,304
Research In Motion, Ltd. *	40,900	2,853,593

		4,954,897
Cosmetics & Toiletries - 4.11%
Avon Products, Inc.	184,200	5,710,200
Colgate-Palmolive Company	203,200	12,171,680

		17,881,880
Crude Petroleum & Natural Gas - 1.04%
Quicksilver Resources, Inc. * (a)	122,976	4,526,747

Domestic Oil - 0.56%
Range Resources Corp. (a)	90,222	2,453,136

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Strategic Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care - 1.40%
Mentor Corp. (a)	62,800	$2,731,800
Wyeth	75,400	3,348,514

		6,080,314
Educational Services - 0.33%
Universal Technical Institute, Inc. * (a)	65,400	1,440,108

Electrical Equipment - 2.04%
General Cable Corp. *	28,345	992,075
Sirf Technology Holdings, Inc. * (a)	98,849	3,184,915
Wesco International, Inc. *	67,818	4,679,442

		8,856,432
Electronics - 1.36%
Garmin, Ltd. (a)	56,100	5,915,184

Energy - 0.24%
Q-Cells AG *	12,400	1,041,990

Financial Services - 2.70%
Capitalsource, Inc. (a)	196,312	4,605,479
Countrywide Financial Corp.	176,300	6,713,504
SLM Corp.	8,100	428,652

		11,747,635
Food & Beverages - 1.46%
PepsiCo, Inc.	35,000	2,101,400
Ruth’s Chris Steak House, Inc. * (a)	60,642	1,238,310
Sysco Corp.	27,923	853,327
The Coca-Cola Company	50,200	2,159,604

		6,352,641
Gas & Pipeline Utilities - 1.47%
Ultra Petroleum Corp. * (a)	108,100	6,407,087

Healthcare Products - 5.67%
Alcon, Inc.	22,700	2,237,085
Arthrocare Corp. * (a)	30,638	1,287,102
Baxter International, Inc.	65,900	2,422,484
Becton, Dickinson & Company	33,200	2,029,516
DENTSPLY International, Inc. (a)	40,400	2,448,240
Henry Schein, Inc. * (a)	159,600	7,458,108
Nobel Biocare Holding AG, Series BR	13,233	3,135,795
ResMed, Inc. * (a)	47,000	2,206,650
Respironics, Inc. *	42,300	1,447,506

		24,672,486
Healthcare Services - 2.29%
Covance, Inc. *	7,100	434,662
UnitedHealth Group, Inc.	213,110	9,543,066

		9,977,728
Industrial Machinery - 1.20%
Deere & Company	26,400	2,204,136
Joy Global, Inc.	57,930	3,017,574

		5,221,710
Industrials - 0.36%
Fastenal Company (a)	27,700	1,116,033

Strategic Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Industrials (continued)
Harsco Corp.	5,720	$445,931

		1,561,964
Insurance - 10.18%
AFLAC, Inc.	30,500	1,413,675
Ambac Financial Group, Inc.	35,400	2,870,940
American International Group, Inc.	207,700	12,264,685
Aon Corp. (a)	128,900	4,488,298
Aspen Insurance Holdings, Ltd. (a)	52,900	1,232,041
Axis Capital Holdings, Ltd.	62,300	1,782,403
Everest Re Group, Ltd.	36,300	3,142,491
Navigators Group, Inc. *	29,774	1,304,697
PartnerRe, Ltd. (a)	48,500	3,106,425
Prudential Financial, Inc. (a)	85,600	6,651,120
RLI Corp.	31,800	1,532,124
Willis Group Holdings, Ltd. (a)	61,600	1,977,360
XL Capital, Ltd., Class A	40,900	2,507,170

		44,273,429
Internet Content - 0.51%
Baidu.com * (a)	12,000	990,360
RightNow Technologies, Inc. * (a)	74,322	1,239,691

		2,230,051
Internet Retail - 1.27%
eBay, Inc. *	188,100	5,509,449

Internet Service Provider - 5.93%
Google, Inc., Class A *	55,741	23,373,874
Yahoo!, Inc. *	73,200	2,415,600

		25,789,474
Internet Software - 1.35%
VeriSign, Inc. *	253,014	5,862,334

Leisure Time - 0.46%
International Game Technology, Inc. (a)	52,700	1,999,438

Manufacturing - 1.35%
3M Company	49,400	3,990,038
Danaher Corp. (a)	29,100	1,871,712

		5,861,750
Medical-Hospitals - 0.66%
Sunrise Senior Living, Inc. * (a)	68,200	1,885,730
VCA Antech, Inc. *	30,993	989,606

		2,875,336
Mining - 0.72%
BHP Billiton, Ltd., ADR (a)	72,500	3,122,575

Petroleum Services - 5.29%
McDermott International, Inc. *	149,873	6,814,725
Schlumberger, Ltd.	110,600	7,201,166
Smith International, Inc.	69,600	3,095,112
Valero Energy Corp.	88,500	5,887,020

		22,998,023
Pharmaceuticals - 4.21%
Allergan, Inc.	21,400	2,295,364

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Strategic Opportunities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Altus Pharmaceuticals, Inc. * (a)	77,800	$1,435,410
Gilead Sciences, Inc. *	42,100	2,490,636
Herbalife, Ltd. *	191,768	7,651,543
Merck & Company, Inc.	1,200	43,716
Novartis AG, ADR	81,600	4,399,872

		18,316,541
Retail Trade - 4.53%
Best Buy Company, Inc.	32,924	1,805,552
Circuit City Stores, Inc. (a)	141,099	3,840,715
Coldwater Creek, Inc. * (a)	148,250	3,967,170
J. Crew Group, Inc. *	6,100	167,445
Saks, Inc. * (a)	186,500	3,015,705
Target Corp.	65,900	3,220,533
Walgreen Company	73,400	3,291,256
Zumiez, Inc. *	9,800	368,186

		19,676,562
Sanitary Services - 0.63%
Ecolab, Inc. (a)	67,858	2,753,678

Semiconductors - 2.21%
MEMC Electronic Materials, Inc. *	227,900	8,546,250
Saifun Semiconductors Ltd. * (a)	36,659	1,050,280

		9,596,530
Software - 4.56%
GameLoft *	130,729	967,232
Infosys Technologies, Ltd.	100,329	6,735,360
Macrovision Corp. *	134,082	2,885,445
Microsoft Corp.	300,400	6,999,320
Red Hat, Inc. * (a)	95,000	2,223,000

		19,810,357
Steel - 2.25%
Carpenter Technology Corp. (a)	39,000	4,504,500
Mittal Steel Company, NV (a)	173,000	5,278,230

		9,782,730
Telecommunications Equipment & Services - 1.69%
Commscope, Inc. * (a)	58,000	1,822,360
Comverse Technology, Inc. * (a)	194,731	3,849,832
NICE Systems, Ltd. *	60,082	1,690,707

		7,362,899
Telephone - 1.45%
AT&T, Inc.	153,200	4,272,748
Sprint Corp.	101,400	2,026,986

		6,299,734
Travel Services - 0.48%
American Express Company	39,200	2,086,224

TOTAL COMMON STOCKS (Cost $394,441,787)		$434,598,434

Strategic Opportunities Trust (continued)

	Shares or Principal Amount	Value

SHORT TERM INVESTMENTS - 18.21%
State Street Navigator Securities
Lending Prime Portfolio (c)	$79,195,497	$79,195,497

TOTAL SHORT TERM INVESTMENTS
(Cost $79,195,497)		$79,195,497

REPURCHASE AGREEMENTS - 0.24%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$1,055,347 on 07/03/2006,
collateralized by $1,140,000 U.S.
Treasury Notes, 4.25% due
08/15/2015 (valued at $1,080,050,
including interest) (c)	$1,055,000	$1,055,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,055,000)		$1,055,000

Total Investments (Strategic Opportunities Trust)
(Cost $474,692,284) - 118.40%		$514,848,931
Liabilities in Excess of Other Assets - (18.40)%		(80,019,545)

TOTAL NET ASSETS - 100.00%		$434,829,386

Strategic Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.93%
Banking - 4.44%
Bank of America Corp.	171,799	$8,263,532
Broadcasting - 2.87%
CBS Corp., Class B	197,541	5,343,484
Building Materials & Construction - 3.05%
Masco Corp. (a)	191,721	5,682,610
Computers & Business Equipment - 4.52%
Dell, Inc. *	196,040	4,785,337
Diebold, Inc.	24,060	977,317
Sun Microsystems, Inc. *	639,062	2,652,107

		8,414,761
Containers & Glass - 3.83%
Owens-Illinois, Inc. *	425,141	7,125,363
Cosmetics & Toiletries - 2.19%
Alberto Culver Company, Class B	21,830	1,063,558
Estee Lauder Companies, Inc., Class A (a)	78,079	3,019,315

		4,082,873
Crude Petroleum & Natural Gas - 4.78%
Apache Corp.	62,610	4,273,133
Devon Energy Corp.	76,406	4,615,686

		8,888,819
Drugs & Health Care - 4.07%
Wyeth	170,480	7,571,017
Electrical Utilities - 2.87%
FPL Group, Inc.	129,190	5,345,882

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Strategic Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services - 10.59%
JPMorgan Chase & Company	187,504	$7,875,168
Mellon Financial Corp.	163,863	5,641,803
Merrill Lynch & Company, Inc.	25,528	1,775,728
PNC Financial Services Group, Inc.	63,076	4,426,043

		19,718,742
Industrial Machinery - 1.20%
Pall Corp. (a)	79,670	2,230,760

Insurance - 5.48%
Allstate Corp.	84,785	4,640,283
Conseco, Inc. * (a)	240,969	5,566,384

		10,206,667
International Oil - 2.28%
Noble Corp. (a)	56,985	4,240,824

Internet Software - 4.80%
Symantec Corp. *	575,216	8,938,857

Liquor - 0.58%
Molson Coors Brewing Company, Class B (a)	15,777	1,070,943

Manufacturing - 4.16%
Tyco International, Ltd.	281,417	7,738,967

Medical-Hospitals - 1.25%
Tenet Healthcare Corp. * (a)	333,548	2,328,165

Newspapers - 1.55%
The New York Times Company, Class A (a)	117,690	2,888,113

Office Furnishings & Supplies - 2.60%
OfficeMax, Inc. (a)	118,905	4,845,379

Paper - 1.63%
Bowater, Inc. (a)	133,005	3,025,864

Petroleum Services - 2.05%
GlobalSantaFe Corp.	66,016	3,812,424

Pharmaceuticals - 4.53%
Merck & Company, Inc.	231,473	8,432,561

Retail Trade - 3.74%
Saks, Inc. * (a)	233,500	3,775,695
Wal-Mart Stores, Inc.	65,950	3,176,811

		6,952,506
Software - 4.11%
Compuware Corp. *	593,935	3,979,364
Oracle Corp. *	253,859	3,678,417

		7,657,781
Telecommunications Equipment & Services - 4.56%
Embarq Corp. *	16,704	684,697
Nortel Networks Corp. * (a)	3,486,901	7,810,658

		8,495,355
Telephone - 8.63%
Sprint Corp.	333,928	6,675,221
Verizon Communications, Inc.	280,260	9,385,907

		16,061,128

Strategic Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods - 1.57%
Mattel, Inc. (a)	176,464	$2,913,421

TOTAL COMMON STOCKS (Cost $178,557,592)		$182,276,798

SHORT TERM INVESTMENTS - 8.89%
AIG Funding, Inc.
zero coupon due 07/03/2006	$3,260,000	$3,259,047
State Street Navigator Securities Lending
Prime Portfolio (c)	13,292,635	13,292,635

TOTAL SHORT TERM INVESTMENTS
(Cost $16,551,682)		$16,551,682

Total Investments (Strategic Value Trust)
(Cost $195,109,274) - 106.82%		$198,828,480
Liabilities in Excess of Other Assets - (6.82)%		(12,702,823)

TOTAL NET ASSETS - 100.00%		$186,125,657

U.S. Core Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.03%

Advertising - 0.04%
Omnicom Group, Inc.	4,400	$391,996

Aerospace - 1.10%
Boeing Company	36,400	2,981,524
General Dynamics Corp.	28,000	1,832,880
Goodrich Corp.	26,100	1,051,569
Northrop Grumman Corp.	54,900	3,516,894
Raytheon Company	10,700	476,899
United Technologies Corp.	26,000	1,648,920

		11,508,686
Agriculture - 0.35%
Archer-Daniels-Midland Company	87,800	3,624,384

Aluminum - 0.31%
Alcoa, Inc.	101,300	3,278,068

Apparel & Textiles - 0.62%
Cintas Corp.	5,300	210,728
Jones Apparel Group, Inc.	36,400	1,157,156
Liz Claiborne, Inc.	52,100	1,930,826
Mohawk Industries, Inc. * (a)	24,900	1,751,715
VF Corp.	20,100	1,365,192

		6,415,617
Auto Parts - 0.63%
AutoZone, Inc. *	26,600	2,346,120
Genuine Parts Company	10,400	433,264
Johnson Controls, Inc.	45,600	3,749,232

		6,528,616
Auto Services - 0.27%
AutoNation, Inc. *	131,200	2,812,928

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Automobiles - 0.52%
Ford Motor Company (a)	544,700	$3,774,771
PACCAR, Inc.	19,400	1,598,172

		5,372,943
Banking - 3.10%
Bank of America Corp.	161,602	7,773,056
Bank of New York Company, Inc.	37,100	1,194,620
BB&T Corp.	49,400	2,054,546
Comerica, Inc.	35,200	1,830,048
Fifth Third Bancorp. (a)	17,600	650,320
First Horizon National Corp.	2,500	100,500
Golden West Financial Corp.	7,800	578,760
Huntington Bancshares, Inc.	9,600	226,368
KeyCorp	16,800	599,424
National City Corp.	170,400	6,166,776
Northern Trust Corp.	26,900	1,487,570
US Bancorp	28,200	870,816
Washington Mutual, Inc. (a)	192,158	8,758,562

		32,291,366
Biotechnology - 0.90%
Amgen, Inc. *	41,500	2,707,045
Applera Corp.	59,800	1,934,530
Biogen Idec, Inc. *	2,200	101,926
Genentech, Inc. *	56,200	4,597,160

		9,340,661
Building Materials & Construction - 0.24%
American Standard Companies, Inc.	32,900	1,423,583
Masco Corp.	35,400	1,049,256

		2,472,839
Business Services - 2.27%
Affiliated Computer Services, Inc., Class A * (a)	36,900	1,904,409
Computer Sciences Corp. *	31,600	1,530,704
DST Systems, Inc. *	14,300	850,850
Electronic Data Systems Corp.	51,100	1,229,466
Equifax, Inc.	13,300	456,722
First Data Corp.	106,800	4,810,272
Fluor Corp.	2,300	213,739
Global Payments, Inc.	2,300	111,665
H & R Block, Inc.	14,400	343,584
Jacobs Engineering Group, Inc. *	5,800	461,912
Manpower, Inc.	25,900	1,673,140
Moody’s Corp.	91,500	4,983,090
Paychex, Inc.	50,800	1,980,184
Pitney Bowes, Inc.	49,600	2,048,480
Robert Half International, Inc.	24,500	1,029,000

		23,627,217
Cellular Communications - 1.80%
Motorola, Inc.	289,400	5,831,410
QUALCOMM, Inc.	321,200	12,870,484

		18,701,894

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Chemicals - 0.10%
E.I. Du Pont De Nemours & Company	25,400	$1,056,640

Computers & Business Equipment - 3.33%
CDW Corp.	13,000	710,450
Dell, Inc. *	404,800	9,881,168
Diebold, Inc. (a)	3,900	158,418
Hewlett-Packard Company	590,100	18,694,368
International Business Machines Corp.	42,400	3,257,168
Lexmark International, Inc. * (a)	35,400	1,976,382

		34,677,954
Construction Materials - 0.21%
Martin Marietta Materials, Inc.	15,300	1,394,595
Vulcan Materials Company	9,800	764,400

		2,158,995
Cosmetics & Toiletries - 0.30%
Colgate-Palmolive Company	40,600	2,431,940
Kimberly-Clark Corp.	12,000	740,400

		3,172,340
Crude Petroleum & Natural Gas - 1.59%
Apache Corp.	25,000	1,706,250
Devon Energy Corp.	45,500	2,748,655
Marathon Oil Corp.	50,400	4,198,320
Occidental Petroleum Corp.	49,000	5,024,950
Sunoco, Inc.	40,900	2,833,961

		16,512,136
Drugs & Health Care - 0.32%
Wyeth	76,300	3,388,483

Electrical Equipment - 0.72%
Emerson Electric Company	90,000	7,542,900

Electrical Utilities - 0.46%
CenterPoint Energy, Inc. (a)	72,100	901,250
Edison International	35,400	1,380,600
FirstEnergy Corp.	45,800	2,482,818

		4,764,668
Electronics - 0.51%
Agilent Technologies, Inc. *	95,500	3,013,980
Arrow Electronics, Inc. *	30,600	985,320
Jabil Circuit, Inc.	33,600	860,160
Thermo Electron Corp. *	14,000	507,360

		5,366,820
Energy - 0.03%
TXU Corp.	4,700	281,013

Financial Services - 10.32%
Bear Stearns Companies, Inc.	14,600	2,045,168
Charles Schwab Corp.	296,600	4,739,668
CIT Group, Inc.	24,000	1,254,960
Citigroup, Inc.	464,800	22,421,952
E*TRADE Financial Corp. *	99,000	2,259,180
Federal Home Loan Mortgage Corp.	71,300	4,064,813
Federal National Mortgage Association	365,700	17,590,170

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Federated Investors, Inc., Class B	28,100	$885,150
Fiserv, Inc. *	19,500	884,520
Franklin Resources, Inc.	4,200	364,602
Goldman Sachs Group, Inc.	63,300	9,522,219
Janus Capital Group, Inc.	11,400	204,060
Jefferies Group, Inc.	3,600	106,668
JPMorgan Chase & Company	265,800	11,163,600
Legg Mason, Inc.	1,500	149,280
Lehman Brothers Holdings, Inc.	99,300	6,469,395
Mellon Financial Corp.	77,700	2,675,211
Merrill Lynch & Company, Inc.	128,300	8,924,548
Morgan Stanley	49,300	3,116,253
PNC Financial Services Group, Inc.	61,400	4,308,438
State Street Corp. (c)	52,800	3,067,152
TD Ameritrade Holding Corp. *	78,800	1,167,028

		107,384,035
Food & Beverages - 3.51%
Dean Foods Company *	48,600	1,807,434
Kraft Foods, Inc., Class A (a)	33,300	1,028,970
Pepsi Bottling Group, Inc.	33,500	1,077,025
PepsiCo, Inc.	48,900	2,935,956
Sara Lee Corp.	113,500	1,818,270
Starbucks Corp. *	256,600	9,689,216
Sysco Corp.	62,100	1,897,776
The Coca-Cola Company	336,100	14,459,022
Tyson Foods, Inc., Class A	119,700	1,778,742

		36,492,411
Gas & Pipeline Utilities - 0.04%
Questar Corp.	5,500	442,695

Healthcare Products - 1.35%
Baxter International, Inc.	15,900	584,484
Becton, Dickinson & Company	1,600	97,808
Biomet, Inc.	2,800	87,612
Johnson & Johnson	170,500	10,216,360
Medtronic, Inc.	7,800	365,976
St. Jude Medical, Inc. *	9,000	291,780
Stryker Corp.	31,900	1,343,309
Varian Medical Systems, Inc. *	21,600	1,022,760

		14,010,089
Healthcare Services - 5.21%
Cardinal Health, Inc.	119,700	7,700,301
Coventry Health Care, Inc. *	6,500	357,110
Express Scripts, Inc. *	107,900	7,740,746
Health Net, Inc. *	36,700	1,657,739
Humana, Inc. *	7,200	386,640
IMS Health, Inc.	3,800	102,030
Lincare Holdings, Inc. *	39,000	1,475,760
McKesson Corp.	219,500	10,377,960
Omnicare, Inc. (a)	6,100	289,262
Quest Diagnostics, Inc.	35,900	2,151,128
UnitedHealth Group, Inc.	487,400	21,825,772

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Weight Watchers International, Inc. (a)	4,300	$175,827

		54,240,275
Holdings Companies/Conglomerates - 1.25%
General Electric Company	257,300	8,480,608
Loews Corp.	106,300	3,768,335
Textron, Inc.	7,900	728,222

		12,977,165
Homebuilders - 0.57%
Centex Corp.	30,300	1,524,090
D.R. Horton, Inc.	16,000	381,120
KB Home (a)	19,200	880,320
Lennar Corp., Class A	36,600	1,623,942
NVR, Inc. *	1,100	540,375
Pulte Homes, Inc.	35,100	1,010,529

		5,960,376
Hotels & Restaurants - 0.52%
Brinker International, Inc.	3,400	123,420
Darden Restaurants, Inc.	43,700	1,721,780
McDonald’s Corp.	33,500	1,125,600
Wendy’s International, Inc. (a)	29,500	1,719,555
Yum! Brands, Inc.	14,500	728,915

		5,419,270
Household Appliances - 0.45%
Whirlpool Corp. (a)	56,800	4,694,520

Household Products - 0.13%
Newell Rubbermaid, Inc.	51,500	1,330,245

Industrial Machinery - 1.26%
Caterpillar, Inc.	77,100	5,742,408
Cummins, Inc.	6,700	819,075
Deere & Company	15,100	1,260,699
Dover Corp.	7,100	350,953
ITT Industries, Inc.	25,800	1,277,100
Parker-Hannifin Corp.	17,300	1,342,480
Terex Corp. *	6,300	621,810
W.W. Grainger, Inc.	23,400	1,760,382

		13,174,907
Industrials - 0.14%
Fastenal Company	35,900	1,446,411

Insurance - 8.53%
Aetna, Inc.	44,700	1,784,871
AFLAC, Inc.	208,600	9,668,610
Allstate Corp.	28,700	1,570,751
Ambac Financial Group, Inc.	34,900	2,830,390
American International Group, Inc.	333,700	19,704,985
Aon Corp.	122,000	4,248,040
Brown & Brown, Inc.	25,400	742,188
Chubb Corp.	46,500	2,320,350
CIGNA Corp.	30,500	3,004,555
Fidelity National Financial, Inc.	68,900	2,683,655
First American Corp.	10,500	443,835

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Hartford Financial Services Group, Inc.	9,800	$829,080
Lincoln National Corp.	49,200	2,776,848
Marsh & McLennan Companies, Inc.	41,300	1,110,557
MBIA, Inc.	25,500	1,493,025
MetLife, Inc.	46,800	2,396,628
MGIC Investment Corp.	30,500	1,982,500
Old Republic International Corp.	79,000	1,688,230
PMI Group, Inc. (a)	43,700	1,948,146
Principal Financial Group, Inc. (a)	25,600	1,424,640
Progressive Corp.	300,400	7,723,284
Prudential Financial, Inc.	27,900	2,167,830
Radian Group, Inc.	29,400	1,816,332
St. Paul Travelers Companies, Inc.	104,600	4,663,068
TorchmarK Corp.	45,100	2,738,472
UnumProvident Corp. (a)	135,700	2,460,241
W.R. Berkley Corp.	75,350	2,571,695

		88,792,806
International Oil - 1.98%
Anadarko Petroleum Corp.	135,300	6,452,457
ChevronTexaco Corp.	9,700	601,982
ConocoPhillips	74,270	4,866,913
Exxon Mobil Corp.	112,100	6,877,335
Hess Corp.	33,700	1,781,045

		20,579,732
Internet Service Provider - 0.21%
Google, Inc., Class A *	5,300	2,222,449

Leisure Time - 0.28%
International Game Technology, Inc.	72,400	2,746,856
Walt Disney Company	7,300	219,000

		2,965,856
Liquor - 0.25%
Anheuser-Busch Companies, Inc.	31,100	1,417,849
Brown Forman Corp., Class B (a)	16,400	1,171,780

		2,589,629
Manufacturing - 1.31%
Danaher Corp.	58,200	3,743,424
Eaton Corp.	21,600	1,628,640
Harley-Davidson, Inc. (a)	50,200	2,755,478
Illinois Tool Works, Inc.	86,900	4,127,750
Rockwell Automation, Inc.	19,000	1,368,190

		13,623,482
Office Furnishings & Supplies - 0.53%
Avery Dennison Corp.	3,400	197,404
Office Depot, Inc. *	139,700	5,308,600

		5,506,004
Paper - 0.08%
International Paper Company	13,500	436,050
Temple-Inland, Inc.	8,600	368,682

		804,732

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 0.46%
Baker Hughes, Inc.	44,900	$3,675,065
BJ Services Company	28,900	1,076,814

		4,751,879
Pharmaceuticals - 11.31%
Abbott Laboratories	67,000	2,921,870
Allergan, Inc.	35,400	3,797,004
AmerisourceBergen Corp.	147,800	6,195,776
Barr Pharmaceuticals, Inc. *	25,800	1,230,402
Bristol-Myers Squibb Company	250,000	6,465,000
Caremark Rx, Inc.	56,000	2,792,720
Endo Pharmaceutical Holdings, Inc. *	3,500	115,430
Forest Laboratories, Inc. *	226,900	8,778,761
King Pharmaceuticals, Inc. *	109,700	1,864,900
Merck & Company, Inc.	1,040,800	37,916,344
Pfizer, Inc.	1,944,500	45,637,415

		117,715,622
Photography - 0.16%
Eastman Kodak Company (a)	72,500	1,724,050

Publishing - 0.19%
Gannett Company, Inc.	36,100	2,019,073

Railroads & Equipment - 0.95%
Burlington Northern Santa Fe Corp.	62,600	4,961,050
Norfolk Southern Corp.	21,500	1,144,230
Union Pacific Corp.	40,700	3,783,472

		9,888,752
Retail Grocery - 1.69%
Safeway, Inc.	220,900	5,743,400
SUPERVALU, Inc.	74,333	2,282,029
The Kroger Company	431,200	9,426,032
Whole Foods Market, Inc.	1,600	103,424

		17,554,885
Retail Trade - 12.23%
Abercrombie & Fitch Company, Class A	11,200	620,816
Advance Auto Parts, Inc.	32,900	950,810
Bed Bath & Beyond, Inc. *	113,600	3,768,112
Best Buy Company, Inc.	46,200	2,533,608
Chico’s FAS, Inc. * (a)	51,400	1,386,772
Circuit City Stores, Inc. (a)	12,400	337,528
Costco Wholesale Corp.	62,300	3,559,199
Dollar General Corp.	103,900	1,452,522
Family Dollar Stores, Inc.	33,200	811,076
Home Depot, Inc.	979,800	35,067,042
Limited Brands, Inc.	3,900	99,801
Lowe’s Companies, Inc.	447,500	27,149,825
Nordstrom, Inc.	29,100	1,062,150
Ross Stores, Inc.	36,600	1,026,630
Staples, Inc.	126,900	3,086,208
The TJX Companies, Inc.	127,100	2,905,506
Tiffany & Company	34,200	1,129,284
Walgreen Company	239,500	10,739,180

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Wal-Mart Stores, Inc.	613,000	$29,528,210
Williams-Sonoma, Inc.	2,800	95,340

		127,309,619
Sanitary Services - 0.20%
Waste Management, Inc.	57,100	2,048,748

Semiconductors - 1.57%
Applied Materials, Inc.	70,400	1,146,112
Broadcom Corp., Class A *	48,600	1,460,430
Intel Corp.	271,700	5,148,715
Intersil Corp., Class A	4,100	95,325
Microchip Technology, Inc.	24,700	828,685
National Semiconductor Corp.	55,300	1,318,905
NVIDIA Corp. *	68,100	1,449,849
Texas Instruments, Inc.	161,400	4,888,806

		16,336,827
Software - 0.55%
Adobe Systems, Inc. *	3,300	100,188
Autodesk, Inc. *	6,300	217,098
BEA Systems, Inc. *	61,200	801,108
BMC Software, Inc. *	54,000	1,290,600
Citrix Systems, Inc. *	34,600	1,388,844
Intuit, Inc. *	31,500	1,902,285

		5,700,123
Steel - 0.31%
Nucor Corp.	59,500	3,227,875

Telecommunications Equipment & Services - 0.31%
Corning, Inc. *	132,500	3,205,175

Telephone - 5.88%
ALLTEL Corp.	26,200	1,672,346
AT&T, Inc.	737,757	20,576,043
BellSouth Corp.	332,200	12,025,640
CenturyTel, Inc.	28,000	1,040,200
Harris Corp.	10,500	435,855
Qwest Communications International, Inc. *	228,300	1,846,947
Verizon Communications, Inc.	705,400	23,623,846

		61,220,877
Tobacco - 1.58%
Altria Group, Inc.	205,100	15,060,493
Reynolds American, Inc. (a)	3,800	438,140
UST, Inc. (a)	20,800	939,952

		16,438,585
Transportation - 0.76%
C.H. Robinson Worldwide, Inc.	76,000	4,050,800
Expeditors International of Washington, Inc.	69,400	3,887,094

		7,937,894
Trucking & Freight - 1.24%
CSX Corp.	6,000	422,640

U.S. Core Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Fedex Corp.	107,300	$12,539,078

		12,961,718

TOTAL COMMON STOCKS (Cost $1,025,272,233)		$1,009,987,955

SHORT TERM INVESTMENTS - 3.85%
State Street Navigator Securities Lending Prime Portfolio (c)	$37,594,474	$37,594,474
United States Treasury Bills
zero coupon due 08/24/2006 ****	2,455,000	2,437,805

TOTAL SHORT TERM INVESTMENTS
(Cost $40,032,279)		$40,032,279

REPURCHASE AGREEMENTS - 2.71%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$28,187,275 on 07/03/2006,
collateralized by $28,745,000
Federal Home Loan Mortgage
Corp., 6.00% due 06/27/2011
(valued at $28,745,000, including
interest) (c)	$28,178,000	$28,178,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,178,000)		$28,178,000

Total Investments (U.S. Core Trust)
(Cost $1,093,482,512) - 103.59%		$1,078,198,234
Liabilities in Excess of Other Assets - (3.59)%		(37,350,009)

TOTAL NET ASSETS - 100.00%		$1,040,848,225

U.S. Global Leaders Growth Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 96.34%

Biotechnology - 10.33%
Amgen, Inc. *	447,010	$29,158,462
Genzyme Corp. *	395,973	24,174,152

		53,332,614
Business Services - 5.04%
Automatic Data Processing, Inc.	573,652	26,015,118

Cellular Communications - 1.73%
QUALCOMM, Inc.	223,300	8,947,631

Computers & Business Equipment - 3.94%
Dell, Inc. *	832,810	20,328,892

Cosmetics & Toiletries - 7.78%
Colgate-Palmolive Company	304,833	18,259,496
Procter & Gamble Company	394,363	21,926,583

		40,186,079
Financial Services - 3.05%
State Street Corp. (c)	271,236	15,756,099

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Global Leaders Growth Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 12.94%
PepsiCo, Inc.	344,900	$20,707,796
Starbucks Corp. *	315,288	11,905,275
Sysco Corp.	501,047	15,311,996
The Coca-Cola Company	439,475	18,906,215

		66,831,282
Healthcare Products - 10.08%
Johnson & Johnson	382,896	22,943,128
Medtronic, Inc.	415,508	19,495,636
Stryker Corp.	229,000	9,643,190

		52,081,954
Holdings Companies/Conglomerates - 3.72%
General Electric Company	582,501	19,199,233

Insurance - 3.54%
American International Group, Inc.	309,656	18,285,187

Internet Retail - 3.74%
eBay, Inc. *	658,743	19,294,582

Leisure Time - 1.95%
Electronic Arts, Inc. *	233,614	10,054,747

Pharmaceuticals - 3.98%
Teva Pharmaceutical Industries, Ltd., SADR (a)	651,027	20,565,943

Retail Trade - 14.57%
Costco Wholesale Corp.	324,681	18,549,026
Home Depot, Inc.	506,637	18,132,538
Staples, Inc.	1,148,769	27,938,062
Wal-Mart Stores, Inc.	220,146	10,604,433

		75,224,059
Software - 5.79%
Microsoft Corp.	869,404	20,257,113
SAP AG, SADR	184,000	9,663,680

		29,920,793
Trucking & Freight - 4.16%
United Parcel Service, Inc., Class B	260,740	21,466,724

TOTAL COMMON STOCKS (Cost $516,258,574)		$497,490,937

SHORT TERM INVESTMENTS - 2.42%
State Street Navigator Securities Lending Prime Portfolio (c)	$12,488,974	$12,488,974

TOTAL SHORT TERM INVESTMENTS
(Cost $12,488,974)		$12,488,974

U.S. Global Leaders Growth Trust (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 2.78%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$14,353,723 on 07/03/2006,
collateralized by $14,640,000
Federal National Mortgage
Association, 5.50% due
05/29/2009 (valued at
$14,640,000, including interest) (c)	$14,349,000	$14,349,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,349,000)		$14,349,000

Total Investments (U.S. Global Leaders Growth Trust)
(Cost $543,096,548) - 101.54%		$524,328,911
Liabilities in Excess of Other Assets - (1.54)%		(7,944,213)

TOTAL NET ASSETS - 100.00%		$516,384,698

U.S. Large Cap Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.28%

Advertising - 0.92%
Getty Images, Inc. * (a)	99,500	$6,319,245
Omnicom Group, Inc.	19,700	1,755,073

		8,074,318
Aerospace - 1.70%
United Technologies Corp.	234,700	14,884,674

Aluminum - 1.18%
Alcoa, Inc.	319,600	10,342,256

Automobiles - 0.33%
General Motors Corp. (a)	95,700	2,850,903

Banking - 5.90%
Fifth Third Bancorp.	97,700	3,610,015
Hudson City Bancorp, Inc.	405,100	5,399,983
Wachovia Corp.	173,400	9,377,472
Washington Mutual, Inc. (a)	452,200	20,611,276
Wells Fargo Company	186,900	12,537,252

		51,535,998
Biotechnology - 0.28%
Millennium Pharmaceuticals, Inc. *	242,800	2,420,716

Broadcasting - 0.78%
CBS Corp., Class B	74,800	2,023,340
Clear Channel Communications, Inc.	154,700	4,787,965

		6,811,305
Building Materials & Construction - 0.99%
American Standard Companies, Inc.	200,100	8,658,327

Business Services - 2.67%
Accenture, Ltd., Class A	2,500	70,800
Affiliated Computer Services, Inc., Class A *	95,200	4,913,272
Automatic Data Processing, Inc.	35,900	1,628,065

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Fluor Corp.	161,600	$15,017,488
Paychex, Inc.	42,900	1,672,242

		23,301,867
Cable and Television - 0.99%
Cablevision Systems New York Group, Class A *	81,200	1,741,740
Comcast Corp., Class A *	74,600	2,442,404
Time Warner, Inc.	142,100	2,458,330
Viacom, Inc. *	56,850	2,037,504

		8,679,978
Cellular Communications - 0.36%
American Tower Corp., Class A *	47,700	1,484,424
QUALCOMM, Inc.	41,100	1,646,877

		3,131,301
Chemicals - 1.40%
Dow Chemical Company	122,100	4,765,563
E.I. Du Pont De Nemours & Company	14,300	594,880
Huntsman Corp. *	215,300	3,728,996
Methanex Corp.	109,400	2,317,092
NOVA Chemicals Corp.	6,600	190,014
Rohm & Haas Company	12,500	626,500

		12,223,045
Computers & Business Equipment - 5.02%
Cisco Systems, Inc. *	856,000	16,717,680
Dell, Inc. *	166,900	4,074,029
Hewlett-Packard Company	49,600	1,571,328
International Business Machines Corp.	11,000	845,020
Sandisk Corp. *	223,700	11,404,226
Seagate Technology * (a)	214,000	4,844,960
Sun Microsystems, Inc. *	1,043,100	4,328,865

		43,786,108
Containers & Glass - 0.21%
Jarden Corp. *	59,700	1,817,865

Cosmetics & Toiletries - 0.44%
Avon Products, Inc.	124,000	3,844,000

Crude Petroleum & Natural Gas - 0.29%
Plains Exploration & Production Company * (a)	62,800	2,545,912

Drugs & Health Care - 0.57%
ImClone Systems, Inc. * (a)	128,800	4,976,832

Electrical Equipment - 0.80%
Cooper Industries, Ltd., Class A	44,800	4,162,816
Emerson Electric Company	33,400	2,799,254

		6,962,070
Electrical Utilities - 1.12%
CMS Energy Corp. *	143,000	1,850,420
Exelon Corp.	42,200	2,398,226
The AES Corp. *	299,000	5,516,550

		9,765,196

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Electronics - 2.16%
Agilent Technologies, Inc. *	36,237	$1,143,640
ATI Technologies, Inc. * (a)	384,000	5,606,400
Flextronics International, Ltd. *	732,100	7,774,902
Jabil Circuit, Inc.	112,000	2,867,200
Thermo Electron Corp. *	39,500	1,431,480

		18,823,622
Financial Services - 8.07%
Americredit Corp. *	98,300	2,744,536
Capital One Financial Corp.	34,100	2,913,845
Federal Home Loan Mortgage Corp.	146,600	8,357,666
Federal National Mortgage Association	202,900	9,759,490
Goldman Sachs Group, Inc.	11,500	1,729,945
IndyMac Bancorp, Inc. (a)	69,400	3,181,990
JPMorgan Chase & Company	380,592	15,984,864
SLM Corp.	486,400	25,740,288

		70,412,624
Food & Beverages - 4.49%
Campbell Soup Company	180,600	6,702,066
Kraft Foods, Inc., Class A (a)	182,000	5,623,800
Pepsi Bottling Group, Inc.	42,800	1,376,020
PepsiCo, Inc.	188,800	11,335,552
Sara Lee Corp.	202,700	3,247,254
Sysco Corp.	130,700	3,994,192
The Coca-Cola Company	86,300	3,712,626
Unilever NV	143,900	3,244,945

		39,236,455
Furniture & Fixtures - 0.37%
Leggett & Platt, Inc.	128,900	3,219,922

Gas & Pipeline Utilities - 0.85%
Kinder Morgan, Inc.	48,800	4,874,632
NiSource, Inc.	118,800	2,594,592

		7,469,224
Gold - 0.43%
Barrick Gold Corp.	126,300	3,738,480

Healthcare Products - 1.33%
Baxter International, Inc.	180,500	6,635,180
Medtronic, Inc.	105,400	4,945,368

		11,580,548
Healthcare Services - 3.41%
DaVita, Inc. *	68,750	3,416,875
Lincare Holdings, Inc. *	48,300	1,827,672
McKesson Corp.	81,200	3,839,136
Medco Health Solutions, Inc. *	118,600	6,793,408
UnitedHealth Group, Inc.	103,500	4,634,730
Wellpoint, Inc. *	126,900	9,234,513

		29,746,334
Holdings Companies/Conglomerates - 3.81%
Berkshire Hathaway, Inc., Class A *	88	8,065,992
General Electric Company	765,800	25,240,768

		33,306,760

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 0.53%
McDonald’s Corp.	56,000	$1,881,600
Starwood Hotels & Resorts Worldwide, Inc.	46,100	2,781,674

		4,663,274
Household Products - 0.18%
Energizer Holdings, Inc. *	26,900	1,575,533

Insurance - 2.34%
American International Group, Inc.	121,387	7,167,902
Chubb Corp.	76,300	3,807,370
Marsh & McLennan Companies, Inc.	202,100	5,434,469
RenaissanceRe Holdings, Ltd.	28,300	1,371,418
XL Capital, Ltd., Class A	42,900	2,629,770

		20,410,929
International Oil - 4.40%
Anadarko Petroleum Corp.	66,800	3,185,692
ChevronTexaco Corp.	74,148	4,601,625
Exxon Mobil Corp.	92,300	5,662,605
Royal Dutch Shell PLC, ADR, Class B shares (a)	26,342	1,840,516
Royal Dutch Shell PLC, ADR	237,500	15,907,750
Weatherford International, Ltd. *	145,600	7,224,672

		38,422,860
Internet Retail - 0.44%
eBay, Inc. *	130,200	3,813,558

Internet Service Provider - 1.69%
Google, Inc., Class A *	28,100	11,783,173
Yahoo!, Inc. *	90,100	2,973,300

		14,756,473
Leisure Time - 1.72%
Carnival Corp.	51,300	2,141,262
Las Vegas Sands Corp. *	66,900	5,208,834
Walt Disney Company	255,000	7,650,000

		15,000,096
Liquor - 0.23%
Anheuser-Busch Companies, Inc.	43,600	1,987,724

Manufacturing - 1.88%
Danaher Corp.	126,000	8,104,320
Illinois Tool Works, Inc.	150,600	7,153,500
Siemens AG-Sponsored ADR	13,200	1,146,024

		16,403,844
Medical-Hospitals - 0.24%
Triad Hospitals, Inc. *	53,200	2,105,656

Mining - 0.64%
Newmont Mining Corp.	65,300	3,456,329
Potash Corp. of Saskatchewan, Inc.	25,100	2,157,847

		5,614,176
Paper - 0.33%
International Paper Company	89,000	2,874,700

Petroleum Services - 3.13%
Baker Hughes, Inc.	70,500	5,770,425
BJ Services Company	83,200	3,100,032

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Halliburton Company	53,000	$3,933,130
Schlumberger, Ltd.	195,900	12,755,049
Transocean, Inc. *	22,300	1,791,136

		27,349,772
Pharmaceuticals - 8.22%
Allergan, Inc.	89,100	9,556,866
AstraZeneca PLC, SADR	428,400	25,626,888
Eli Lilly & Company	20,900	1,155,143
Forest Laboratories, Inc. *	525,900	20,347,071
Pfizer, Inc.	196,700	4,616,549
Sepracor, Inc. * (a)	57,700	3,296,978
Teva Pharmaceutical Industries, Ltd., SADR (a)	225,800	7,133,022

		71,732,517
Real Estate - 0.19%
General Growth Properties, Inc., REIT	27,670	1,246,810
Host Hotels & Resorts, Inc., REIT	17,508	382,900

		1,629,710
Retail Trade - 3.94%
Dollar Tree Stores, Inc. *	173,100	4,587,150
Home Depot, Inc.	48,000	1,717,920
Lowe’s Companies, Inc.	283,100	17,175,677
Target Corp.	175,800	8,591,346
Williams-Sonoma, Inc.	68,100	2,318,805

		34,390,898
Semiconductors - 7.57%
Altera Corp. *	550,700	9,664,785
Applied Materials, Inc.	713,000	11,607,640
Fairchild Semiconductor International, Inc. *	151,700	2,756,389
Freescale Semiconductor-A, Inc. *	134,500	3,900,500
Intel Corp.	700,100	13,266,895
International Rectifier Corp. * (a)	132,700	5,185,916
KLA-Tencor Corp.	232,500	9,665,025
Linear Technology Corp.	107,900	3,613,571
Xilinx, Inc.	282,700	6,403,155

		66,063,876
Software - 3.57%
Adobe Systems, Inc. *	58,700	1,782,132
Compuware Corp. *	154,000	1,031,800
Microsoft Corp.	880,200	20,508,660
SAP AG, SADR	149,900	7,872,748

		31,195,340
Telecommunications Equipment & Services - 0.80%
Corning, Inc. *	288,000	6,966,720

Telephone - 2.40%
AT&T, Inc.	76,500	2,133,585
Qwest Communications International, Inc. * (a)	278,400	2,252,256
Sprint Corp.	537,800	10,750,622
Verizon Communications, Inc.	174,800	5,854,052

		20,990,515

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Tobacco - 1.73%
Altria Group, Inc.	205,600	$15,097,208

Trucking & Freight - 1.24%
United Parcel Service, Inc., Class B	131,100	10,793,463

TOTAL COMMON STOCKS (Cost $799,530,709)		$857,985,482

SHORT TERM INVESTMENTS - 7.50%
State Street Navigator Securities Lending Prime Portfolio (c)	$65,516,699	$65,516,699

TOTAL SHORT TERM INVESTMENTS
(Cost $65,516,699)		$65,516,699

REPURCHASE AGREEMENTS - 1.71%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $14,902,904 on 07/03/2006, collateralized by $15,200,000 Federal Home Loan Mortgage Corp., 5.375% due 05/22/2008 (valued at $15,200,000, including interest) (c)	$14,898,000	$14,898,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,898,000)		$14,898,000

Total Investments (U.S. Large Cap Trust)
(Cost $879,945,408) - 107.49%		$938,400,181
Liabilities in Excess of Other Assets - (7.49)%		(65,402,536)

TOTAL NET ASSETS - 100.00%		$872,997,645

U.S. Multi Sector Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 94.96%

Aerospace - 1.25%
Armor Holdings, Inc. *	1,900	$104,177
Boeing Company	21,000	1,720,110
General Dynamics Corp.	48,200	3,155,172
Goodrich Corp. (a)	21,500	866,235
Lockheed Martin Corp.	11,600	832,184
Northrop Grumman Corp.	62,300	3,990,938
Raytheon Company	8,700	387,759
United Technologies Corp.	41,700	2,644,614

		13,701,189

Agriculture - 0.27%
Archer-Daniels-Midland Company	72,300	2,984,544
Air Freight - 0.02%
ExpressJet Holdings, Inc. * (a)	30,300	209,373
Air Travel - 0.06%
SkyWest, Inc. (a)	27,200	674,560

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aluminum - 0.24%
Alcoa, Inc.	81,800	$2,647,048

Apparel & Textiles - 0.82%
Columbia Sportswear Company * (a)	11,400	515,964
Deckers Outdoor Corp. *	6,000	231,360
Jones Apparel Group, Inc.	37,600	1,195,304
K-Swiss, Inc., Class A	12,400	331,080
Liz Claiborne, Inc.	43,700	1,619,522
Mohawk Industries, Inc. * (a)	28,000	1,969,800
Oakley, Inc. (a)	30,300	510,555
Oxford Industries, Inc. (a)	13,600	535,976
Polo Ralph Lauren Corp., Class A	5,100	279,990
Skechers United States of America, Inc., Class A *	4,700	113,317
Timberland Company, Class A * (a)	18,400	480,240
VF Corp.	17,500	1,188,600
Weyco Group, Inc. (a)	1,700	39,474

		9,011,182
Auto Parts - 0.86%
Aftermarket Technology Corp. *	5,800	144,130
American Axle & Manufacturing Holdings, Inc. (a)	19,700	337,067
ArvinMeritor, Inc.	19,200	330,048
AutoZone, Inc. * (a)	27,100	2,390,220
Genuine Parts Company	41,100	1,712,226
Johnson Controls, Inc.	29,700	2,441,934
Keystone Automotive Industries, Inc. * (a)	7,200	303,984
Lear Corp. (a)	9,900	219,879
O’Reilly Automotive, Inc. * (a)	28,800	898,272
TRW Automotive Holdings Corp. *	23,500	641,080

		9,418,840
Auto Services - 0.30%
AutoNation, Inc. * (a)	150,600	3,228,864
Lithia Motors, Inc., Class A (a)	3,000	90,960

		3,319,824
Automobiles - 0.61%
Ford Motor Company (a)	519,300	3,598,749
PACCAR, Inc.	33,800	2,784,444
Tenneco, Inc. *	13,600	353,600

		6,736,793
Banking - 1.73%
1st Source Corp. (a)	600	20,298
Anchor BanCorp Wisconsin, Inc. (a)	5,500	165,935
BancFirst Corp.	600	26,850
Bank of America Corp.	26,900	1,293,890
BB&T Corp.	24,500	1,018,955
BOK Financial Corp.	800	39,736
Camden National Corp. (a)	300	11,970
City Bank Lynnwood WA (a)	1,000	46,660
Comerica, Inc.	28,800	1,497,312
First Community Bancorp	1,700	100,436
First Indiana Corp.	8,725	227,112

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Frontier Financial Corp. (a)	700	$23,793
Hancock Holding Company	4,400	246,400
Harleysville National Corp. (a)	1,100	23,331
ITLA Capital Corp.	2,400	126,192
Macatawa Bank Corp. (a)	915	21,402
MainSource Financial Group, Inc.	600	10,458
National City Corp.	148,200	5,363,358
Northern Trust Corp.	20,600	1,139,180
Old Second Bancorp, Inc. (a)	1,000	31,000
Park National Corp. (a)	400	39,524
United Bankshares, Inc.	2,700	98,901
Virginia Commerce Bancorp, Inc. * (a)	2,400	57,360
Washington Mutual, Inc. (a)	147,500	6,723,050
Wilmington Trust Corp.	15,400	649,572

		19,002,675

Biotechnology - 0.43%
Applera Corp.	48,900	1,581,915
Genentech, Inc. *	36,200	2,961,160
Techne Corp. *	2,900	147,668

		4,690,743

Broadcasting - 0.03%
CBS Corp., Class B	4,000	108,200
Sinclair Broadcast Group, Inc., Class A	23,000	196,880

		305,080

Building Materials & Construction - 0.62%
American Standard Companies, Inc.	53,600	2,319,272
Dycom Industries, Inc. *	9,000	191,610
Eagle Materials, Inc.	15,600	741,000
EMCOR Group, Inc. *	24,700	1,202,149
Lennox International, Inc. (a)	21,300	564,024
LSI Industries, Inc.	12,100	205,579
Masco Corp. (a)	45,300	1,342,692
NCI Building Systems, Inc. *	2,100	111,657
Perini Corp. * (a)	5,500	123,750

		6,801,733

Business Services - 2.78%
Administaff, Inc.	2,800	100,268
Affiliated Computer Services, Inc., Class A *	48,600	2,508,246
Cadence Design Systems, Inc. *	5,100	87,465
CDI Corp. (a)	3,500	101,500
Cendant Corp.	38,400	625,536
Compucredit Corp. * (a)	12,700	488,188
Computer Sciences Corp. *	27,300	1,322,412
CSG Systems International, Inc. *	21,500	531,910
Deluxe Corp.	12,900	225,492
DST Systems, Inc. *	9,100	541,450
Electronic Data Systems Corp.	29,300	704,958
Equifax, Inc.	23,900	820,726
FactSet Research Systems, Inc.	14,300	676,390
Fair Isaac Corp. (a)	25,900	940,429
First Data Corp.	106,500	4,796,760

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Fluor Corp.	2,200	$204,446
Forrester Research, Inc. *	5,800	162,284
FTI Consulting, Inc. * (a)	900	24,093
Geo Group, Inc. *	2,000	70,100
Global Payments, Inc.	6,600	320,430
H & R Block, Inc. (a)	22,400	534,464
Hudson Highland Group, Inc. * (a)	2,600	28,054
Jacobs Engineering Group, Inc. * (a)	10,500	836,220
Lightbridge, Inc. *	4,600	59,570
Manpower, Inc.	25,200	1,627,920
MAXIMUS, Inc.	9,200	212,980
Moody’s Corp.	89,200	4,857,832
MPS Group, Inc. *	13,900	209,334
On Assignment, Inc. *	12,200	112,118
Paxar Corp. *	3,500	71,995
Paychex, Inc.	36,700	1,430,566
Pitney Bowes, Inc.	67,100	2,771,230
Pre-Paid Legal Services, Inc. (a)	7,800	269,100
Robert Half International, Inc. (a)	33,600	1,411,200
Sirva, Inc. *	20,000	129,400
SOURCECORP, Inc. * (a)	10,900	270,211
Spherion Corp. *	30,700	279,984
StarTek, Inc.	3,900	58,305
Total Systems Services, Inc. (a)	2,600	50,050
Tyler Technologies, Inc. * (a)	3,000	33,600

		30,507,216
Cellular Communications - 1.29%
Brightpoint, Inc. * (a)	7,940	107,428
Motorola, Inc.	195,600	3,941,340
QUALCOMM, Inc.	254,000	10,177,780

		14,226,548
Chemicals - 0.18%
A. Schulman, Inc.	3,900	89,271
Airgas, Inc.	2,900	108,025
Albany Molecular Research, Inc. *	8,800	93,984
Cabot Corp. (a)	7,700	265,804
E.I. Du Pont De Nemours & Company	25,600	1,064,960
Polyone Corp. *	19,400	170,332
Sensient Technologies Corp.	9,900	207,009

		1,999,385
Colleges & Universities - 0.11%
Career Education Corp. *	3,100	92,659
ITT Educational Services, Inc. *	17,100	1,125,351

		1,218,010
Commercial Services - 0.02%
Pool Corp. (a)	5,000	218,150
Vertrue, Inc. * (a)	800	34,424

		252,574

Computers & Business Equipment - 3.61%
Advanced Digital Information Corp. *	14,600	171,842

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment (continued)
Benchmark Electronics, Inc. *	4,400	$106,128
CalAmp Corp. *	5,400	48,006
CDW Corp. (a)	10,800	590,220
Dell, Inc. *	514,700	12,563,827
Diebold, Inc.	13,000	528,060
Hewlett-Packard Company	480,400	15,219,072
Ingram Micro, Inc., Class A *	53,800	975,394
International Business Machines Corp.	64,700	4,970,254
Lexmark International, Inc. *	40,700	2,272,281
MTS Systems Corp.	1,900	75,069
Plexus Corp. *	2,700	92,367
Rimage Corp. * (a)	1,800	36,756
Sybase, Inc. *	13,700	265,780
Sykes Enterprises, Inc. *	17,400	281,184
Tech Data Corp. *	25,900	992,229
Western Digital Corp. *	25,000	495,250

		39,683,719
Construction & Mining Equipment - 0.01%
Kaman Corp., Class A	6,900	125,580

Construction Materials - 0.55%
Ameron International Corp.	3,400	227,868
Comfort Systems USA, Inc.	5,500	78,595
Florida Rock Industries, Inc. (a)	9,400	466,898
Granite Construction, Inc.	7,200	325,944
Martin Marietta Materials, Inc.	19,700	1,795,655
Simpson Manufacturing, Inc. (a)	11,800	425,390
Standex International Corp.	700	21,245
Universal Forest Products, Inc. (a)	9,500	595,935
USG Corp. * (a)	25,000	1,823,250
Vulcan Materials Company (a)	3,500	273,000

		6,033,780
Containers & Glass - 0.03%
Greif, Inc., Class A	2,400	179,904
Pactiv Corp. *	4,400	108,900
Smurfit-Stone Container Corp. *	8,500	92,990

		381,794
Cosmetics & Toiletries - 0.25%
Colgate-Palmolive Company	41,400	2,479,860
Intermediate Parfums, Inc. (a)	1,400	24,108
Playtex Products, Inc. * (a)	24,500	255,535

		2,759,503

Crude Petroleum & Natural Gas - 1.41%
Apache Corp.	26,200	1,788,150
Devon Energy Corp.	40,100	2,422,441
Marathon Oil Corp.	30,800	2,565,640
Occidental Petroleum Corp.	52,100	5,342,855
Pogo Producing Company	11,500	530,150
Sunoco, Inc.	41,500	2,875,535

		15,524,771

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Domestic Oil - 0.08%
St. Mary Land & Exploration Company (a)	21,100	$849,275

Drugs & Health Care - 0.36%
AlLPHARMA, Inc., Class A	4,500	108,180
Wyeth	86,000	3,819,260

		3,927,440
Educational Services - 0.00%
Renaissance Learning, Inc. (a)	3,800	51,490

Electrical Equipment - 0.88%
A.O. Smith Corp. (a)	11,700	542,412
American Power Conversion Corp.	10,800	210,492
Anaren, Inc. *	5,400	110,646
Baldor Electric Company	3,500	109,515
Cohu, Inc.	6,400	112,320
Emerson Electric Company	80,300	6,729,943
Genlyte Group, Inc. *	8,200	593,926
Greatbatch, Inc. * (a)	6,300	148,680
Molex, Inc. (a)	9,800	328,986
Tektronix, Inc.	6,700	197,114
Watsco, Inc.	7,900	472,578
Wesco International, Inc. *	1,700	117,300

		9,673,912
Electrical Utilities - 0.39%
Black Hills Corp. (a)	9,400	322,702
CenterPoint Energy, Inc. (a)	61,400	767,500
Edison International	24,900	971,100
FirstEnergy Corp.	34,800	1,886,508
The AES Corp. * (a)	19,700	363,465

		4,311,275
Electronics - 0.70%
Agilent Technologies, Inc. *	69,200	2,183,952
Arrow Electronics, Inc. *	27,300	879,060
Avnet, Inc. * (a)	42,500	850,850
AVX Corp.	10,400	164,216
Cubic Corp.	2,200	43,142
Daktronics, Inc. (a)	11,000	317,570
Imation Corp.	15,000	615,750
Planar Systems Inc. *	3,400	40,936
Supertex, Inc. *	5,100	203,694
Synopsys, Inc. *	56,000	1,051,120
Technitrol, Inc.	9,200	212,980
Teleflex, Inc.	12,500	675,250
Thermo Electron Corp. *	12,400	449,376

		7,687,896

Financial Services - 7.04%
Advanta Corp., Class B	2,900	104,255
Asset Acceptance Capital Corp. * (a)	5,400	106,920
Bear Stearns Companies, Inc.	11,800	1,652,944
Charles Schwab Corp.	205,400	3,282,292
CIT Group, Inc.	20,100	1,051,029
Citigroup, Inc.	82,500	3,979,800

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Credit Acceptance Corp. * (a)	700	$18,998
E*TRADE Financial Corp. * (a)	80,400	1,834,728
Federal Agricultural Mortgage Corp., Class C (a)	5,000	138,500
Federal Home Loan Mortgage Corp.	59,200	3,374,992
Federal National Mortgage Association	501,600	24,126,960
Federated Investors, Inc., Class B	25,700	809,550
Fiserv, Inc. *	34,100	1,546,776
Goldman Sachs Group, Inc.	45,700	6,874,651
Investment Technology Group, Inc. *	5,900	300,074
Janus Capital Group, Inc.	10,100	180,790
Jefferies Group, Inc.	14,600	432,598
JPMorgan Chase & Company	150,300	6,312,600
Lehman Brothers Holdings, Inc.	45,300	2,951,295
Mellon Financial Corp.	62,000	2,134,660
Merrill Lynch & Company, Inc.	80,600	5,606,536
Moneygram International, Inc.	19,800	672,210
Morgan Stanley	42,300	2,673,783
PNC Financial Services Group, Inc.	36,500	2,561,205
Raymond James Financial, Inc.	28,250	855,127
State Street Corp. (c)	39,000	2,265,510
Stifel Financial Corp. * (a)	500	17,655
Student Loan Corp.	2,400	484,800
SWS Group, Inc.	2,500	60,300
TD Ameritrade Holding Corp. *	45,700	676,817
United Panam Financial Corp. *	2,000	60,800
Waddell & Reed Financial, Inc., Class A	9,700	199,432

		77,348,587
Food & Beverages - 4.02%
Dean Foods Company *	49,300	1,833,467
Flowers Foods, Inc.	13,800	395,232
Green Mountain Coffee Roasters, Inc. * (a)	500	20,085
Hormel Foods Corp.	7,000	259,980
Kraft Foods, Inc., Class A (a)	50,300	1,554,270
National Beverage Corp. * (a)	1,300	18,655
Pepsi Bottling Group, Inc. (a)	50,200	1,613,930
PepsiCo, Inc.	46,400	2,785,856
Performance Food Group Company * (a)	16,400	498,232
Sanderson Farms, Inc. (a)	10,000	279,900
Sara Lee Corp.	85,400	1,368,108
Spartan Stores, Inc.	1,000	14,630
Starbucks Corp. *	256,600	9,689,216
Sysco Corp.	105,300	3,217,968
The Coca-Cola Company	438,000	18,842,760
Tyson Foods, Inc., Class A (a)	118,900	1,766,854

		44,159,143

Furniture & Fixtures - 0.13%
Ethan Allen Interiors, Inc. (a)	15,000	548,250
Furniture Brands International, Inc. (a)	28,900	602,276
Kimball International, Inc., Class B	1,500	29,565
La-Z-Boy, Inc. (a)	20,300	284,200

		1,464,291

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 0.05%
Maverick Tube Corp. * (a)	7,900	$499,201

Healthcare Products - 2.92%
Baxter International, Inc.	49,300	1,812,268
Biomet, Inc.	12,300	384,867
Computer Programs & Systems, Inc.	6,100	243,756
Henry Schein, Inc. *	3,400	158,882
IDEXX Laboratories, Inc. *	3,800	285,494
Johnson & Johnson	459,300	27,521,256
Owens & Minor, Inc.	8,600	245,960
PSS World Medical, Inc. *	8,800	155,320
Respironics, Inc. *	3,000	102,660
St. Jude Medical, Inc. *	9,100	295,022
Stryker Corp.	4,600	193,706
Varian Medical Systems, Inc. * (a)	14,200	672,370

		32,071,561
Healthcare Services - 6.00%
AMN Healthcare Services, Inc. * (a)	8,300	168,490
Apria Healthcare Group, Inc. * (a)	2,200	41,580
Cardinal Health, Inc.	172,100	11,071,193
Express Scripts, Inc. * (a)	127,100	9,118,154
Health Net, Inc. *	47,400	2,141,058
Humana, Inc. *	9,200	494,040
IMS Health, Inc. (a)	4,800	128,880
Lincare Holdings, Inc. *	56,600	2,141,744
McKesson Corp.	265,100	12,533,928
Odyssey Healthcare, Inc. *	5,200	91,364
Quest Diagnostics, Inc.	43,200	2,588,544
UnitedHealth Group, Inc.	548,700	24,570,786
Weight Watchers International, Inc. (a)	20,900	854,601

		65,944,362
Holdings Companies/Conglomerates - 0.34%
Loews Corp.	79,700	2,825,365
Textron, Inc.	6,800	626,824
United Industrial Corp. (a)	5,800	262,450

		3,714,639

Homebuilders - 1.06%
Beazer Homes USA, Inc. (a)	10,800	495,396
Centex Corp.	31,500	1,584,450
D.R. Horton, Inc.	51,100	1,217,202
Hovnanian Enterprises, Inc., Class A * (a)	8,900	267,712
KB Home (a)	24,900	1,141,665
Lennar Corp., Class A	29,700	1,317,789
M.D.C. Holdings, Inc. (a)	9,300	482,949
M/I Homes, Inc. (a)	15,300	536,724
Meritage Homes Corp. * (a)	1,500	70,875
NVR, Inc. * (a)	2,100	1,031,625
Pulte Homes, Inc. (a)	71,400	2,055,606
Ryland Group, Inc. (a)	21,200	923,684
Standard Pacific Corp. (a)	18,500	475,450

		11,601,127

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 1.28%
Applebee’s International, Inc.	46,600	$895,652
Brinker International, Inc. (a)	34,200	1,241,460
CBRL Group, Inc. (a)	20,700	702,144
Choice Hotels, Inc.	5,500	333,300
Darden Restaurants, Inc.	71,000	2,797,400
IHOP Corp.	3,600	173,088
Jack In the Box, Inc. *	15,900	623,280
McDonald’s Corp.	28,500	957,600
Papa Johns International, Inc. * (a)	35,500	1,178,600
Ruby Tuesday, Inc.	9,200	224,572
Ryan’s Restaurant Group, Inc. *	23,000	273,930
Sonic Corp. *	21,300	442,827
Wendy’s International, Inc.	43,100	2,512,299
Yum! Brands, Inc.	34,000	1,709,180

		14,065,332
Household Appliances - 0.51%
Drew Industries, Inc. * (a)	2,300	74,520
Whirlpool Corp. (a)	66,700	5,512,755

		5,587,275
Household Products - 0.44%
Blyth Industries, Inc.	19,700	363,662
Energizer Holdings, Inc. *	11,400	667,698
Newell Rubbermaid, Inc.	111,100	2,869,713
Select Comfort Corp. * (a)	16,750	384,748
Tupperware Corp. (a)	25,300	498,157

		4,783,978
Housing & Urban Development - 0.00%
Cavco Industries, Inc. *	600	26,664

Industrial Machinery - 1.09%
Caterpillar, Inc.	45,100	3,359,048
Cummins, Inc.	7,000	855,750
Deere & Company	11,900	993,531
Flowserve Corp. *	13,000	739,700
ITT Industries, Inc.	18,300	905,850
NACCO Industries, Inc., Class A	2,200	302,302
Parker-Hannifin Corp.	15,100	1,171,760
Tennant Company	2,600	130,728
Terex Corp. *	8,200	809,340
Valmont Industries, Inc.	6,300	292,887
W.W. Grainger, Inc.	32,600	2,452,498

		12,013,394

Industrials - 0.12%
Brookfield Homes Corp. (a)	2,800	92,260
Crane Company	12,500	520,000
Fastenal Company (a)	13,500	543,915
Harsco Corp.	1,400	109,144
Lawson Products, Inc.	1,400	55,188

		1,320,507

Insurance - 8.52%
21st Century Insurance Group	9,900	142,560

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
AFLAC, Inc.	260,800	$12,088,080
Allstate Corp.	35,700	1,953,861
Ambac Financial Group, Inc.	40,000	3,244,000
American Financial Group, Inc.	13,500	579,150
American International Group, Inc.	190,800	11,266,740
Amerus Group Company	15,200	889,960
Aon Corp.	105,800	3,683,956
Brown & Brown, Inc. (a)	32,000	935,040
Chubb Corp.	65,300	3,258,470
CIGNA Corp. (a)	26,900	2,649,919
Cincinnati Financial Corp.	2,200	103,422
CNA Surety Corp. *	1,400	24,192
Commerce Group, Inc.	12,400	366,296
Conseco, Inc. *	34,600	799,260
Donegal Group, Inc. (a)	5,299	102,854
Erie Indemnity Company, Class A (a)	10,300	535,600
FBL Financial Group, Inc., Class A	3,600	116,640
Fidelity National Financial, Inc.	61,200	2,383,740
First American Corp.	38,400	1,623,168
Hanover Insurance Group, Inc.	24,000	1,139,040
Harleysville Group, Inc.	3,500	111,020
HCC Insurance Holdings, Inc.	30,500	897,920
LandAmerica Financial Group, Inc. (a)	12,200	788,120
Lincoln National Corp.	58,086	3,278,349
Marsh & McLennan Companies, Inc.	13,000	349,570
MBIA, Inc.	37,000	2,166,350
MetLife, Inc.	45,500	2,330,055
MGIC Investment Corp.	45,200	2,938,000
National Western Life Insurance Company, Class A *	800	191,720
Nationwide Financial Services, Inc., Class A (a)	6,100	268,888
Old Republic International Corp.	133,725	2,857,703
PMI Group, Inc. (a)	52,100	2,322,618
Presidential Life Corp. (a)	9,000	221,220
Principal Financial Group, Inc.	17,100	951,615
Progressive Corp.	325,000	8,355,750
Protective Life Corp.	16,900	787,878
Prudential Financial, Inc.	22,400	1,740,480
Radian Group, Inc.	21,000	1,297,380
Reinsurance Group of America, Inc.	6,200	304,730
St. Paul Travelers Companies, Inc.	90,800	4,047,864
Stancorp Financial Group, Inc.	15,600	794,196
State Auto Financial Corp.	2,300	74,842
Stewart Information Services Corp.	10,800	392,148
TorchmarK Corp. (a)	54,500	3,309,240
Transatlantic Holdings, Inc.	6,400	357,760
Triad Guaranty, Inc. * (a)	3,100	151,528
Universal American Financial Corp. *	24,100	316,915
UnumProvident Corp. (a)	110,300	1,999,739
W.R. Berkley Corp.	61,500	2,098,995
Zenith National Insurance Corp.	2,700	107,109

		93,695,650

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
International Oil - 1.66%
Anadarko Petroleum Corp.	184,000	$8,774,960
ConocoPhillips	47,051	3,083,252
Exxon Mobil Corp.	79,400	4,871,190
Hess Corp.	29,700	1,569,645

		18,299,047
Internet Service Provider - 0.05%
Earthlink, Inc. *	59,200	512,672

Internet Software - 0.01%
WebMethods, Inc. *	16,000	157,920

Leisure Time - 0.23%
Bally Total Fitness Holding Corp. * (a)	10,100	68,478
Bluegreen Corp. * (a)	13,300	152,418
International Game Technology, Inc. (a)	60,200	2,283,988
Marine Products Corp. (a)	1,200	11,676

		2,516,560
Life Sciences - 0.05%
Pharmaceutical Product Development, Inc.	15,200	533,824

Liquor - 0.33%
Anheuser-Busch Companies, Inc. (a)	49,400	2,252,146
Brown Forman Corp., Class B (a)	18,800	1,343,260

		3,595,406
Manufacturing - 1.43%
Acuity Brands, Inc.	10,700	416,337
AptarGroup, Inc. (a)	1,800	89,298
Barnes Group, Inc. (a)	10,400	207,480
Danaher Corp.	52,500	3,376,800
Eaton Corp.	21,200	1,598,480
Harley-Davidson, Inc. (a)	67,100	3,683,119
Illinois Tool Works, Inc.	97,600	4,636,000
Kaydon Corp.	5,500	205,205
Nordson Corp.	7,600	373,768
Rockwell Automation, Inc.	10,000	720,100
SPX Corp.	7,500	419,625

		15,726,212
Medical-Hospitals - 0.03%
Health Management Associates, Inc., Class A	15,400	303,534

Metal & Metal Products - 0.19%
Commercial Metals Company	19,200	493,440
Reliance Steel & Aluminum Company	19,000	1,576,050

		2,069,490
Mining - 0.11%
Lincoln Electric Holding, Inc. (a)	19,900	1,246,735
Mobile Homes - 0.18%
Thor Industries, Inc. (a)	31,100	1,506,795
Winnebago Industries, Inc. (a)	16,700	518,368

		2,025,163
Office Furnishings & Supplies - 0.46%
Avery Dennison Corp.	1,800	104,508
Herman Miller, Inc.	4,000	103,080

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Office Furnishings & Supplies (continued)
HNI Corp. (a)	14,800	$671,180
IKON Office Solutions, Inc.	22,300	280,980
Office Depot, Inc. *	100,700	3,826,600
The Standard Register Company (a)	8,200	97,170

		5,083,518
Paper - 0.06%
International Paper Company	7,300	235,790
Temple-Inland, Inc.	9,100	390,117

		625,907
Petroleum Services - 0.34%
Baker Hughes, Inc.	25,900	2,119,915
BJ Services Company (a)	24,800	924,048
Valero Energy Corp.	10,100	671,852

		3,715,815
Pharmaceuticals - 11.28%
Abbott Laboratories	112,900	4,923,569
Allergan, Inc.	24,500	2,627,870
AmerisourceBergen Corp.	161,900	6,786,848
Barr Pharmaceuticals, Inc. *	40,000	1,907,600
Bristol-Myers Squibb Company (a)	100,900	2,609,274
Caremark Rx, Inc.	68,800	3,431,056
Endo Pharmaceutical Holdings, Inc. *	3,600	118,728
Forest Laboratories, Inc. *	220,200	8,519,538
King Pharmaceuticals, Inc. * (a)	53,600	911,200
Merck & Company, Inc.	889,300	32,397,199
Pfizer, Inc.	2,547,000	59,778,090

		124,010,972
Photography - 0.13%
Eastman Kodak Company (a)	59,400	1,412,532

Plastics - 0.01%
Spartech Corp.	6,100	137,860

Publishing - 0.24%
Cadmus Communications Corp.	600	10,488
Gannett Company, Inc.	40,300	2,253,979
Valassis Communications, Inc. *	13,800	325,542

		2,590,009
Railroads & Equipment - 0.56%
Burlington Northern Santa Fe Corp.	45,000	3,566,250
Norfolk Southern Corp.	2,000	106,440
Union Pacific Corp.	24,100	2,240,336
Wabtec Corp.	5,800	216,920

		6,129,946
Retail Grocery - 1.70%
Ingles Markets, Inc. (a)	6,300	107,100
Nash-Finch Company (a)	16,100	342,769
Ruddick Corp.	6,200	151,962
Safeway, Inc.	196,400	5,106,400
Smart & Final, Inc. *	3,000	50,520
SUPERVALU, Inc.	76,579	2,350,988

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Retail Grocery (continued)
The Kroger Company (a)	472,100	$10,320,106
Weis Markets, Inc.	900	37,080
Wild Oats Markets, Inc. * (a)	13,400	262,640

		18,729,565
Retail Trade - 12.08%
Bed Bath & Beyond, Inc. * (a)	123,300	4,089,861
Best Buy Company, Inc.	28,800	1,579,392
Casey’s General Stores, Inc.	4,500	112,545
Cato Corp., Class A	8,300	214,555
Charlotte Russe Holding, Inc. * (a)	13,400	320,796
Costco Wholesale Corp.	47,200	2,696,536
Dollar General Corp.	66,600	931,068
Family Dollar Stores, Inc.	28,400	693,812
First Cash Financial Services, Inc. *	8,400	165,900
Home Depot, Inc.	1,216,900	43,552,851
Longs Drug Stores Corp. (a)	3,100	141,422
Lowe’s Companies, Inc. (a)	627,500	38,070,425
NBTY, Inc. *	4,500	107,595
Pantry, Inc. * (a)	6,800	391,272
Payless ShoeSource, Inc. * (a)	4,300	116,831
Ross Stores, Inc. (a)	19,500	546,975
Sonic Automotive, Inc. (a)	6,800	150,824
Staples, Inc.	90,500	2,200,960
Steven Madden, Ltd. * (a)	15,450	457,629
Talbots, Inc. (a)	13,200	243,540
The Buckle, Inc.	5,600	234,472
The Men’s Wearhouse, Inc.	8,300	251,490
The TJX Companies, Inc.	48,800	1,115,568
Tiffany & Company (a)	3,400	112,268
United Rentals, Inc. * (a)	16,900	540,462
Walgreen Company	229,800	10,304,232
Wal-Mart Stores, Inc.	486,500	23,434,705

		132,777,986
Sanitary Services - 0.15%
Allied Waste Industries, Inc. *	7,100	80,656
Ecolab, Inc.	2,600	105,508
Waste Management, Inc.	39,300	1,410,084

		1,596,248
Semiconductors - 1.50%
Analog Devices, Inc.	5,800	186,412
Applied Materials, Inc.	88,000	1,432,640
Broadcom Corp., Class A *	21,450	644,572
Emulex Corp. *	6,200	100,874
Intel Corp.	356,000	6,746,200
Intersil Corp., Class A	3,400	79,050
Micrel, Inc. *	30,900	309,309
Microchip Technology, Inc.	17,500	587,125
National Semiconductor Corp. (a)	47,500	1,132,875
NVIDIA Corp. * (a)	46,300	985,727
QLogic Corp. * (a)	25,300	436,172

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Texas Instruments, Inc.	128,800	$3,901,352

		16,542,308
Software - 0.52%
BEA Systems, Inc. * (a)	78,700	1,030,183
BMC Software, Inc. *	37,100	886,690
Citrix Systems, Inc. * (a)	28,500	1,143,990
Compuware Corp. *	10,800	72,360
EPIQ Systems, Inc. * (a)	2,400	39,936
Intuit, Inc. * (a)	34,500	2,083,455
JDA Software Group, Inc. * (a)	1,500	21,045
Transaction Systems Architects, Inc., Class A *	10,200	425,238

		5,702,897
Steel - 0.37%
Nucor Corp.	64,100	3,477,425
Olympic Steel, Inc.	9,400	332,666
Ryerson, Inc. (a)	11,100	299,700

		4,109,791
Telecommunications Equipment & Services - 0.25%
ADTRAN, Inc.	23,700	531,591
Commscope, Inc. *	8,400	263,928
Corning, Inc. *	81,300	1,966,647
SureWest Communications (a)	1,000	19,320

		2,781,486
Telephone - 4.38%
ALLTEL Corp.	53,400	3,408,522
AT&T, Inc.	604,500	16,859,505
BellSouth Corp.	168,900	6,114,180
CenturyTel, Inc.	33,800	1,255,670
Harris Corp.	15,700	651,707
Qwest Communications International, Inc. * (a)	127,600	1,032,284
TALK America Holdings, Inc. * (a)	18,200	112,658
Verizon Communications, Inc.	560,500	18,771,145

		48,205,671
Tires & Rubber - 0.03%
Goodyear Tire & Rubber Company * (a)	30,600	339,660

Tobacco - 1.11%
Altria Group, Inc.	143,900	10,566,577
Reynolds American, Inc. (a)	900	103,770
Universal Corp.	3,500	130,270
UST, Inc. (a)	31,000	1,400,890

		12,201,507
Transportation - 0.83%
C.H. Robinson Worldwide, Inc. (a)	82,500	4,397,250
Expeditors International of Washington, Inc.	74,400	4,167,144
Kirby Corp. *	5,600	221,200
Pacer International, Inc.	11,100	361,638

		9,147,232
Travel Services - 0.06%
Sabre Holdings Corp.	29,300	644,600

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 1.22%
Arkansas Best Corp.	13,600	$682,856
CSX Corp.	1,600	112,704
EGL, Inc. *	2,200	110,440
Fedex Corp.	80,800	9,442,288
Forward Air Corp.	16,300	663,899
J.B. Hunt Transport Services, Inc.	9,900	246,609
Landstar Systems, Inc.	18,700	883,201
Oshkosh Truck Corp. (a)	7,700	365,904
Ryder Systems, Inc.	15,300	893,979

		13,401,880

TOTAL COMMON STOCKS (Cost $1,051,134,107)		$1,043,887,416

SHORT TERM INVESTMENTS - 9.26%
State Street Navigator Securities Lending Prime Portfolio (c)	$97,925,086	$97,925,086
United States Treasury Bills zero coupon due 08/24/2006 ****	3,885,000	3,858,434

TOTAL SHORT TERM INVESTMENTS
(Cost $101,778,228)		$101,783,520

REPURCHASE AGREEMENTS - 4.13%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $45,500,972 on 07/03/2006, collateralized by $45,205,000 Federal National Mortgage Association, 6.00% due 05/15/2011 (valued at $46,398,683, including interest) (c)	$45,486,000	$45,486,000

TOTAL REPURCHASE AGREEMENTS
(Cost $45,486,000)		$45,486,000

Total Investments (U.S. Multi Sector Trust)
(Cost $1,198,398,335) - 108.35%		$1,191,156,936
Liabilities in Excess of Other Assets - (8.35)%		(91,846,284)

TOTAL NET ASSETS - 100.00%		$1,099,310,652

Utilities Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 92.54%
Broadcasting - 3.21%
Citadel Broadcasting Corp. (a)	59,070	$525,723
Grupo Televisa SA, SADR	149,280	2,882,597
News Corp.	72,070	1,382,302

		4,790,622
Cable and Television - 3.42%
Comcast Corp.-Special Class A *	58,250	1,909,435
NTL, Inc.	20,650	514,185
Rogers Communications, Inc.	37,100	1,494,315

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Cable and Television (continued)
Viacom, Inc. *	33,165	$1,188,633

		5,106,568
Cellular Communications - 3.40%
America Movil S.A. de C.V., Series L	51,960	1,728,189
Dobson Communications Corp., Class A *	59,100	456,843
Hutchison Telecommunications International, Ltd. *	656,000	1,068,418
Tim Participacoes SA	20,000	551,000
Vodafone Group PLC	598,290	1,274,767

		5,079,217
Construction & Mining Equipment - 0.11%
National Oilwell, Inc. *	2,500	158,300

Crude Petroleum & Natural Gas - 0.05%
Apache Corp.	1,100	75,075

Electrical Equipment - 0.80%
CPFL Energia SA, ADR (a)	32,600	1,191,530

Electrical Utilities - 36.19%
AES Tiete SA	46,372,200	1,113,532
Allegheny Energy, Inc. *	12,300	455,961
Ameren Corp. (a)	36,400	1,838,200
CenterPoint Energy, Inc. (a)	66,400	830,000
CMS Energy Corp. *	231,700	2,998,198
Constellation Energy Group, Inc.	78,001	4,252,615
Dominion Resources, Inc.	13,570	1,014,900
Drax Group PLC	4,800	72,944
E.ON AG	30,600	3,519,983
Edison International	131,160	5,115,240
Endesa SA (a)	40,730	1,415,154
Enel SpA (a)	161,040	1,386,991
Enersis SA, ADR (a)	66,270	745,538
Entergy Corp.	13,100	926,825
Exelon Corp.	118,120	6,712,760
FirstEnergy Corp.	93,800	5,084,898
FPL Group, Inc.	141,330	5,848,235
Iberdrola SA (a)	12,800	440,480
International Power PLC	443,020	2,330,150
Mirant Corp. *	69,400	1,859,920
Northeast Utilities	17,200	355,524
NSTAR	15,200	434,720
Scottish & Southern Energy PLC	34,300	729,874
Scottish Power PLC *	105,588	1,138,050
The AES Corp. *	170,460	3,144,987
Tractebel Energia SA	33,650	267,273

		54,032,952
Energy - 15.56%
Duke Energy Corp.	146,000	4,288,020
Equatorial Energia SA *	19,600	135,766
NRG Energy, Inc. *	132,540	6,385,777
Rosetta Resources, Inc. *	4,590	76,286
RWE AG	31,940	2,654,987

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Southwestern Energy Company *	10,500	$327,180
TXU Corp.	135,060	8,075,237
Xcel Energy, Inc. (a)	66,900	1,283,142

		23,226,395
Gas & Pipeline Utilities - 9.91%
AGL Resources, Inc.	38,510	1,468,001
Dynegy, Inc., Class A *	28,700	156,989
Enagas (a)	134,961	2,876,633
Equitable Resources, Inc.	88,400	2,961,400
Questar Corp.	26,760	2,153,913
Williams Companies, Inc.	221,811	5,181,505

		14,798,441
International Oil - 1.47%
ChevronTexaco Corp.	14,700	912,282
Noble Corp.	11,760	875,179
Petroleo Brasileiro SA, ADR	2,000	178,620
Total SA	3,500	230,109

		2,196,190
Internet Service Provider - 0.49%
Fastweb SpA *	16,765	727,959

Petroleum Services - 2.32%
ENSCO International, Inc.	13,660	628,633
GlobalSantaFe Corp.	38,360	2,215,290
Transocean, Inc. *	7,800	626,496

		3,470,419
Pollution Control - 0.79%
Suez SA (a)	28,588	1,187,264

Sanitary Services - 0.49%
Veolia Environnement SA (a)	14,250	735,841

Telecommunications Equipment & Services - 8.30%
Citizens Communications Company	127,380	1,662,309
Embarq Corp. *	7,450	305,376
France Telecom SA (a)	86,860	1,865,811
Singapore Telecommunications, Ltd.	687,000	1,101,977
Telecom Argentina SA, ADR, B Shares * (a)	56,300	653,080
Telefonica SA	39,300	653,858
Telenor ASA	177,900	2,150,190
Telus Corp. - Non Voting Shares	79,770	3,222,994
Vympel Communicatii, ADR * (a)	16,900	774,358

		12,389,953
Telephone - 6.03%
ALLTEL Corp.	37,800	2,412,774
AT&T, Inc.	111,600	3,112,524
Sprint Corp.	145,115	2,900,849
Verizon Communications, Inc.	17,300	579,377

		9,005,524

TOTAL COMMON STOCKS (Cost $125,954,525)		$138,172,250

Utilities Trust (continued)

	Shares or Principal Amount	Value

PREFERRED STOCKS - 4.06%
Electrical Utilities - 2.22%
Entergy Corp. * (a)	65,880	$3,308,494

Energy - 0.59%
NRG Energy, Inc. *	3,600	878,112

Gas & Pipeline Utilities - 1.25%
El Paso Corp. *	1,450	1,873,037

TOTAL PREFERRED STOCKS (Cost $5,659,135)		$6,059,643

CORPORATE BONDS - 1.15%

Electrical Utilities - 0.63%
Beaver Valley Funding Corp. 9.00% due 06/01/2017	$102,000	113,402
Empresa Nacional De Electricidad 8.35% due 08/01/2013	773,000	832,179

		945,581
Energy - 0.46%
TXU Energy Company, LLC 7.00% due 03/15/2013	670,000	683,894

Telecommunications Equipment & Services - 0.06%
Level 3 Communications, Inc. 3.50% due 06/15/2012	90,000	88,763

TOTAL CORPORATE BONDS (Cost $1,794,606)		$1,718,238

SHORT TERM INVESTMENTS - 13.44%
AIG Funding, Inc.
zero coupon due 07/03/2006	$4,361,000	$4,359,726
State Street Navigator Securities Lending
Prime Portfolio (c)	15,702,178	15,702,178

TOTAL SHORT TERM INVESTMENTS
(Cost $20,061,904)		$20,061,904

Total Investments (Utilities Trust)
(Cost $153,470,170) - 111.19%		$166,012,035
Liabilities in Excess of Other Assets - (11.19)%		(16,707,475)

TOTAL NET ASSETS - 100.00%		$149,304,560

Value Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 93.57%
Aerospace - 2.07%
Goodrich Corp.	161,000	$6,486,690

Air Travel - 2.92%
Southwest Airlines Company	557,820	9,131,513

Banking - 6.02%
Hudson City Bancorp, Inc.	601,640	8,019,861
Investors Financial Services Corp.	79,900	3,587,510
Northern Trust Corp.	130,520	7,217,756

		18,825,127

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology - 3.81%
Applera Corp.	368,880	$11,933,268

Business Services - 4.18%
H & R Block, Inc.	243,020	5,798,457
Manpower, Inc.	112,560	7,271,376

		13,069,833
Chemicals - 2.04%
Albemarle Corp.	133,560	6,394,853

Computers & Business Equipment - 3.52%
Diebold, Inc.	198,540	8,064,695
Extreme Networks, Inc. *	710,520	2,955,763

		11,020,458
Containers & Glass - 2.20%
Sealed Air Corp.	132,400	6,895,392

Cosmetics & Toiletries - 5.34%
Avon Products, Inc.	139,070	4,311,170
International Flavors & Fragrances, Inc.	351,770	12,396,376

		16,707,546
Electrical Utilities - 3.87%
Constellation Energy Group, Inc.	106,859	5,825,953
Wisconsin Energy Corp.	155,670	6,273,501

		12,099,454
Financial Services - 8.60%
A.G. Edwards, Inc.	134,780	7,456,030
Amvescap PLC	316,110	5,844,874
Charles Schwab Corp.	437,440	6,990,291
Lazard, Ltd., Class A	164,030	6,626,812

		26,918,007
Food & Beverages - 4.56%
ConAgra Foods, Inc.	381,310	8,430,764
Tyson Foods, Inc., Class A	391,870	5,823,188

		14,253,952
Hotels & Restaurants - 1.46%
OSI Restaurant Partners, Inc.	132,040	4,568,584

Household Products - 2.20%
Newell Rubbermaid, Inc.	266,210	6,876,204

Insurance - 9.29%
ACE, Ltd.	167,180	8,457,636
Conseco, Inc. *	134,210	3,100,251
Marsh & McLennan Companies, Inc.	266,850	7,175,597
PMI Group, Inc.	232,050	10,344,789

		29,078,273
International Oil - 2.62%
Hess Corp.	155,020	8,192,807

Investment Companies - 0.88%
Streettracks Gold Trust *	45,100	2,761,473

Manufacturing - 3.85%
Cameron International Corp. *	96,660	4,617,448

Value Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Snap-on, Inc.	184,190	$7,444,960

		12,062,408
Medical-Hospitals - 1.17%
Tenet Healthcare Corp. *	522,480	3,646,910

Office Furnishings & Supplies - 2.06%
Office Depot, Inc. *	169,410	6,437,580

Petroleum Services - 0.79%
McDermott International, Inc. *	54,300	2,469,021

Pharmaceuticals - 3.13%
Mylan Laboratories, Inc.	186,890	3,737,800
Watson Pharmaceuticals, Inc. *	259,480	6,040,694

		9,778,494
Publishing - 2.04%
Valassis Communications, Inc. *	270,440	6,379,680

Real Estate - 2.32%
KKR Financial Corp., REIT	348,310	7,248,331

Retail Trade - 1.51%
Dollar General Corp.	337,170	4,713,637

Sanitary Services - 1.61%
Nalco Holding Company *	285,760	5,037,949

Semiconductors - 2.14%
Linear Technology Corp.	200,290	6,707,712

Software - 2.67%
Cognos, Inc. *	293,760	8,357,472

Telephone - 2.20%
CenturyTel, Inc.	185,110	6,876,837

Tobacco - 2.50%
UST, Inc.	172,860	7,811,543

TOTAL COMMON STOCKS (Cost $264,994,191)		$292,741,008

SHORT TERM INVESTMENTS - 7.51%
Federal Home Loan Bank Discount Notes
zero coupon due 07/03/2006	$23,500,000	$23,493,537

TOTAL SHORT TERM INVESTMENTS
(Cost $23,493,537)		$23,493,537

Total Investments (Value Trust)
(Cost $288,487,728) - 101.08%		$316,234,545
Liabilities in Excess of Other Assets - (1.08)%		(3,365,191)

TOTAL NET ASSETS - 100.00%		$312,869,354

Value & Restructuring Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 97.53%
Aerospace - 2.60%
Empresa Brasileira de Aeronautica SA, ADR (a)	92,206	$3,362,753

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
United Technologies Corp.	59,060	$3,745,585

		7,108,338
Air Travel - 2.24%
Copa Holdings SA, Class A	77,908	1,764,616
Gol Linhas Aereas Inteligentes SA, ADR (a)	122,903	4,363,057

		6,127,673
Banking - 0.95%
Washington Mutual, Inc. (a)	57,163	2,605,490

Broadcasting - 2.28%
CBS Corp., Class B	103,323	2,794,887
XM Satellite Radio Holdings, Inc., Class A * (a)	234,694	3,438,267

		6,233,154
Building Materials & Construction - 0.58%
Eagle Materials, Inc. (a)	33,114	1,572,915

Business Services - 1.62%
Cendant Corp.	136,234	2,219,252
Deluxe Corp. (a)	53,438	934,096
MasterCard, Inc. *	26,367	1,265,616

		4,418,964
Cable and Television - 0.81%
EchoStar Communications Corp., Class A * (a)	71,646	2,207,413

Cellular Communications - 2.71%
America Movil S.A. de C.V., Series L	222,683	7,406,437

Chemicals - 3.85%
Celanese Corp., Series A	140,645	2,871,971
CF Industries Holdings, Inc. (a)	89,249	1,272,691
Lanxess AG *	47,499	1,873,098
PPG Industries, Inc.	50,743	3,349,038
Tronox, Inc. (a)	90,522	1,174,975

		10,541,773
Coal - 4.58%
CONSOL Energy, Inc. (a)	179,208	8,372,598
Foundation Coal Holdings, Inc. (a)	58,598	2,750,004
International Coal Group, Inc. * (a)	196,415	1,412,224

		12,534,826
Commercial Services - 0.21%
Castlepoint Holdings, Ltd. *	53,200	585,200

Computers & Business Equipment - 0.98%
International Business Machines Corp.	34,916	2,682,247

Containers & Glass - 0.46%
Smurfit-Stone Container Corp. * (a)	114,995	1,258,045

Cosmetics & Toiletries - 0.78%
Avon Products, Inc.	68,849	2,134,319

Crude Petroleum & Natural Gas - 4.11%
CNX Gas Corp. *	39,985	1,199,550
Devon Energy Corp.	97,596	5,895,774
Mariner Energy LLC *	39,677	728,867
Pinnacle Gas Resources, Inc. *	26,600	292,600

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas (continued)
W&T Offshore, Inc. (a)	80,188	$3,118,511

		11,235,302
Domestic Oil - 2.64%
Mariner Energy, Inc. *	33,233	610,490
Murphy Oil Corp. (a)	47,563	2,656,869
Noble Energy, Inc. (a)	84,222	3,946,643

		7,214,002
Drugs & Health Care - 0.56%
Wyeth	34,278	1,522,286

Electrical Utilities - 1.15%
Enel SpA	161,801	1,393,546
Public Service Enterprise Group, Inc.	26,325	1,740,609

		3,134,155
Electronics - 1.26%
Harman International Industries, Inc. (a)	40,507	3,458,083

Energy - 1.35%
Duke Energy Corp.	57,235	1,680,992
Rosetta Resources, Inc. * (a)	120,244	1,998,455

		3,679,447
Financial Services - 10.64%
Amvescap PLC (a)	137,572	2,543,706
CIT Group, Inc.	51,501	2,692,987
Citigroup, Inc.	88,647	4,276,331
Federal Home Loan Mortgage Corp.	63,674	3,630,055
Friedman, Billings, Ramsey Group, Inc. (a)	121,446	1,332,263
JPMorgan Chase & Company	80,076	3,363,192
Lehman Brothers Holdings, Inc.	52,457	3,417,573
Morgan Stanley	76,933	4,862,935
PNC Financial Services Group, Inc.	42,387	2,974,296

		29,093,338
Food & Beverages - 2.61%
ConAgra Foods, Inc. (a)	70,716	1,563,531
Dean Foods Company *	98,675	3,669,723
Kraft Foods, Inc., Class A (a)	45,817	1,415,745
Vintage Wine Trust, Inc.	52,985	476,865

		7,125,864
Furniture & Fixtures - 0.93%
Leggett & Platt, Inc.	101,991	2,547,735

Gas & Pipeline Utilities - 1.14%
El Paso Corp.	207,643	3,114,645

Healthcare Products - 1.16%
Baxter International, Inc.	86,542	3,181,284

Healthcare Services - 0.84%
HCA, Inc.	53,212	2,296,098

Holdings Companies/Conglomerates - 1.35%
Loews Corp.	103,944	3,684,815

Homebuilders - 2.15%
Centex Corp.	117,013	5,885,754

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 0.03%
Morgans Hotel Group Company * (a)	4,393	$68,355

Household Appliances - 2.91%
Black & Decker Corp.	94,323	7,966,521

Household Products - 1.05%
Newell Rubbermaid, Inc. (a)	111,050	2,868,421

Industrial Machinery - 1.05%
AGCO Corp. * (a)	109,453	2,880,803

Insurance - 4.45%
ACE, Ltd.	87,219	4,412,409
Marsh & McLennan Companies, Inc.	94,000	2,527,660
MetLife, Inc.	71,772	3,675,444
People’s Choice *	109,656	328,968
Primus Guaranty, Ltd. * (a)	110,949	1,231,534

		12,176,015
International Oil - 6.23%
Anadarko Petroleum Corp.	60,000	2,861,400
ConocoPhillips	111,511	7,307,316
Petroleo Brasileiro SA, ADR (a)	76,982	6,875,262

		17,043,978
Investment Companies - 1.46%
Apollo Investment Corp. (a)	103,725	1,916,838
MCG Capital Corp. (a)	130,681	2,077,828

		3,994,666
Manufacturing - 1.12%
Tyco International, Ltd.	111,525	3,066,938

Metal & Metal Products - 1.18%
Southern Copper Corp. (a)	36,180	3,224,723

Mining - 0.73%
Alpha Natural Resources, Inc. * (a)	102,405	2,009,186

Petroleum Services - 2.01%
PetroHawk Energy Corp. * (a)	152,245	1,918,287
Todco, Class A * (a)	87,675	3,581,524

		5,499,811
Pharmaceuticals - 1.74%
AmerisourceBergen Corp. (a)	73,086	3,063,765
Bristol-Myers Squibb Company	65,651	1,697,735

		4,761,500
Railroads & Equipment - 1.94%
Union Pacific Corp.	57,067	5,304,948

Real Estate - 1.81%
DiamondRock Hospitality Company, REIT	134,857	1,997,232
Host Hotels & Resorts, Inc., REIT (a)	70,100	1,533,087
Taberna Realty Finance Trust, REIT	16,939	254,085
Ventas, Inc., REIT (a)	34,328	1,163,033

		4,947,437
Retail Trade - 3.57%
The TJX Companies, Inc. (a)	118,678	2,712,979
United Rentals, Inc. * (a)	150,472	4,812,095

Value & Restructuring Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Zale Corp. * (a)	93,437	$2,250,897

		9,775,971
Steel - 0.90%
Schnitzer Steel Industries, Inc. (a)	69,690	2,472,601

Telecommunications Equipment & Services - 1.82%
DataPath, Inc. *	78,000	858,000
Nokia Oyj, SADR	129,787	2,629,485
Plantronics, Inc. (a)	66,774	1,483,050

		4,970,535
Telephone - 3.44%
Harris Corp.	151,464	6,287,271
Sprint Corp.	102,608	2,051,134
Valor Communications Group, Inc. (a)	94,445	1,081,395

		9,419,800
Tobacco - 1.51%
Loews Corp. - Carolina Group	80,248	4,122,340

Transportation - 0.69%
Aries Maritime Transport, Ltd. (a)	37,835	402,943
Arlington Tankers, Ltd. (a)	40,162	910,874
Omega Navigation Enterprises, Inc. *	39,523	569,922

		1,883,739
Trucking & Freight - 1.35%
Ryder Systems, Inc. (a)	63,046	3,683,778

TOTAL COMMON STOCKS (Cost$257,205,544)		$266,731,668

PREFERRED STOCKS - 1.01%
Chemicals - 0.22%
Celanese Corp. *	20,383	608,942

Financial Services - 0.79%
Ford Motor Company Capital Trust II *	77,781	2,162,312

TOTAL PREFERRED STOCKS (Cost $2,865,947)		$2,771,254

SHORT TERM INVESTMENTS - 25.76%
State Street Navigator Securities Lending Prime Portfolio (c)	$70,432,878	$70,432,878

TOTAL SHORT TERM INVESTMENTS (Cost $70,432,878)		$70,432,878

REPURCHASE AGREEMENTS - 2.84%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $7,772,558 on 07/03/2006, collateralized by $7,930,000 Federal Home Loan Mortgage Corp., 6.00% due 06/27/2011 (valued at $7,930,000, including interest) (c)	$7,770,000	$7,770,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,770,000)		$7,770,000

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Total Investments (Value & Restructuring Trust) (Cost $338,274,369) - 127.14%		$347,705,800
Liabilities in Excess of Other Assets - (27.14)%		(74,228,592)

TOTAL NET ASSETS - 100.00%		$273,477,208

Vista Trust

	Shares or Principal Amount	Value

COMMON STOCKS - 98.32%

Advertising - 0.97%
Focus Media Holding Ltd., ADR * (a)	14,000	$912,240

Aerospace - 1.56%
BE Aerospace, Inc. *	64,040	1,463,954

Agriculture - 3.08%
Archer-Daniels-Midland Company	42,700	1,762,656
Monsanto Company	13,500	1,136,565

		2,899,221
Air Travel - 0.48%
US Airways Group, Inc. * (a)	8,900	449,806

Apparel & Textiles - 0.78%
Puma AG	1,900	737,917

Banking - 2.09%
Colonial Bancgroup, Inc.	16,600	426,288
Compass Bancshares, Inc.	19,500	1,084,200
Hudson City Bancorp, Inc.	33,900	451,887

		1,962,375
Business Services - 4.62%
Alliance Data Systems Corp. *	48,200	2,835,124
Manpower, Inc.	16,800	1,085,280
Monster Worldwide, Inc. *	10,000	426,600

		4,347,004
Cellular Communications - 8.39%
America Movil S.A. de C.V., Series L	44,500	1,480,070
American Tower Corp., Class A *	63,500	1,976,120
Crown Castle International Corp. *	15,300	528,462
NII Holdings, Inc. *	69,400	3,912,772

		7,897,424
Electrical Equipment - 1.92%
General Cable Corp. *	10,231	358,085
Molex, Inc.	13,276	445,675
Wesco International, Inc. *	14,500	1,000,500

		1,804,260
Electrical Utilities - 2.01%
Allegheny Energy, Inc. *	24,200	897,094
Quanta Services, Inc. * (a)	57,135	990,150

		1,887,244
Electronics - 2.10%
Thermo Electron Corp. *	54,400	1,971,456

Financial Services - 3.30%
Investment Technology Group, Inc. *	30,600	1,556,316
Jefferies Group, Inc.	15,600	462,228
Piper Jaffray Companies, Inc. *	10,300	630,463
The First Marblehead Corp.	8,000	455,520

		3,104,527

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 1.84%
Campbell Soup Company	17,900	$664,269
H.J. Heinz Company	15,300	630,666
Kellogg Company	9,100	440,713

		1,735,648
Healthcare Products - 1.74%
Advanced Medical Optics, Inc. * (a)	13,500	684,450
Hologic, Inc. *	9,600	473,856
Intuitive Surgical, Inc. *	4,100	483,677

		1,641,983
Healthcare Services - 2.41%
Covance, Inc. *	7,400	453,028
Emdeon Corp. *	38,000	471,580
Laboratory Corp. of America Holdings *	7,000	435,610
Quest Diagnostics, Inc.	15,200	910,784

		2,271,002
Industrial Machinery - 5.46%
AGCO Corp. * (a)	19,000	500,080
Alstom RGPT *	10,300	940,415
Atlas Copco AB, Series A	16,000	443,533
Manitowoc, Inc.	22,000	979,000
Terex Corp. *	23,000	2,270,100

		5,133,128
Industrials - 2.25%
ABB, Ltd.	36,000	467,323
Foster Wheeler, Ltd. *	27,822	1,201,910
Sandvik AB	38,300	444,590

		2,113,823
Insurance - 1.40%
PMI Group, Inc.	9,800	436,884
Radian Group, Inc.	7,200	444,816
TorchmarK Corp.	7,200	437,184

		1,318,884
International Oil - 2.48%
ATP Oil & Gas Corp. *	10,600	444,458
Weatherford International, Ltd. *	38,100	1,890,522

		2,334,980
Internet Retail - 0.47%
Nutri/System, Inc. * (a)	7,174	445,721

Internet Service Provider - 0.86%
Redback Networks, Inc. * (a)	44,200	810,628

Internet Software - 0.56%
Akamai Technologies, Inc. *	14,632	529,532

Leisure Time - 6.92%
Harrah’s Entertainment, Inc.	19,200	1,366,656
International Game Technology, Inc.	29,300	1,111,642
Las Vegas Sands Corp. *	28,900	2,250,154
Penn National Gaming, Inc. *	11,600	449,848
Pinnacle Entertainment, Inc. *	15,000	459,750
Scientific Games Corp., Class A *	11,900	423,878

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Station Casinos, Inc. (a)	6,600	$449,328

		6,511,256
Life Sciences - 2.06%
Pharmaceutical Product Development, Inc.	55,300	1,942,136

Manufacturing - 1.53%
Trinity Industries, Inc. (a)	35,550	1,436,220

Metal & Metal Products - 3.56%
Precision Castparts Corp.	32,300	1,930,248
Titanium Metals Corp. * (a)	41,300	1,419,894

		3,350,142
Office Furnishings & Supplies - 1.81%
Office Depot, Inc. *	44,800	1,702,400

Petroleum Services - 12.44%
Diamond Offshore Drilling, Inc. (a)	22,700	1,905,211
Dril-Quip, Inc. *	6,000	494,640
McDermott International, Inc. *	84,900	3,860,403
Oceaneering International, Inc. *	28,600	1,311,310
Superior Energy Services, Inc. *	35,700	1,210,230
TETRA Technologies, Inc. *	96,600	2,926,014

		11,707,808
Pharmaceuticals - 1.60%
Celgene Corp. *	22,900	1,086,147
Elan Corp. PLC, ADR * (a)	25,100	419,170

		1,505,317
Real Estate - 2.97%
Archstone-Smith Trust, REIT	17,400	885,138
Camden Property Trust, REIT	13,000	956,150
Jones Lang LaSalle, Inc., REIT	10,900	954,295

		2,795,583
Retail Trade - 2.52%
Circuit City Stores, Inc.	49,100	1,336,502
Sears Holdings Corp. * (a)	6,700	1,037,428

		2,373,930
Sanitary Services - 0.96%
Republic Services, Inc.	11,100	447,774
Waste Management, Inc.	12,700	455,676

		903,450
Semiconductors - 2.05%
Cymer, Inc. *	9,600	446,016
FormFactor, Inc. *	1,407	62,794
MEMC Electronic Materials, Inc. *	37,800	1,417,500

		1,926,310
Software - 0.96%
BEA Systems, Inc. *	33,700	441,133
Citrix Systems, Inc. *	11,400	457,596

		898,729
Steel - 3.10%
Allegheny Technologies, Inc.	21,900	1,516,356

Vista Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)

Steel (continued)
Oregon Steel Mills, Inc. *	27,600	$1,398,216

		2,914,572
Telecommunications Equipment & Services - 2.67%
SBA Communications Corp. *	96,218	2,515,138

Transportation - 1.38%
American Commercial Lines, Inc. * (a)	21,590	1,300,797

Trucking & Freight - 1.02%
CSX Corp.	6,800	478,992
EGL, Inc. *	9,600	481,920

		960,912

TOTAL COMMON STOCKS (Cost $84,755,956)		$92,517,457

SHORT TERM INVESTMENTS - 13.37%
State Street Navigator Securities Lending Prime Portfolio (c)	$12,580,354	$12,580,354

TOTAL SHORT TERM INVESTMENTS (Cost $12,580,354)		$12,580,354

REPURCHASE AGREEMENTS - 2.46%
Repurchase Agreement with State Street Corp. dated 06/30/2006 at 3.95% to be repurchased at $2,319,763 on 07/03/2006, collateralized by $2,405,000 Federal Home Loan Bank, 4.25% due 04/16/2017 (valued at $2,368,925, including interest) (c)	$2,319,000	$2,319,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,319,000)		$2,319,000

Total Investments (Vista Trust) (Cost $99,655,310) - 114.15%		$107,416,811
Liabilities in Excess of Other Assets - (14.15)%		(13,318,160)

TOTAL NET ASSETS - 100.00%		$94,098,651

Footnotes

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norweigan Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security
^	Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust’s subadvisor or custodian bank
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on June 30, 2006
**	Purchased on a forward commitment
***	At June 30, 2006, all or a portion of this security was pledged to cover forward commitments purchased.
****	At June 30, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies.

The Trust currently offers ninety-five separate investment Portfolios, sixty-seven of which are as follows:

All Cap Core	Income & Value	Real Estate Equity
All Cap Growth	International Core (formerly, International Stock)	Real Estate Securities
All Cap Value	International Opportunities	Science & Technology
American Blue Chip Income and Growth	International Small Cap	Small Cap
American Bond	International Small Company	Small Cap Growth
American Growth	International Value	Small Cap Opportunities
American Growth-Income	Large Cap	Small Cap Value
American International	Large Cap Value	Small Company
Blue Chip Growth	Managed	Small Company Growth
Capital Appreciation	Mid Cap Core	Small Company Value
Classic Value	Mid Cap Stock	Special Value
Core Equity	Mid Cap Value	Spectrum Income
Dynamic Growth	Mid Cap Value Equity	Strategic Opportunities
Emerging Growth	Mid Value	Strategic Value
Emerging Small Company	Money Market	U.S. Core (formerly, Growth & Income)
Equity-Income	Money Market B	U.S. Global Leaders Growth
Financial Services	Natural Resources	U.S. Large Cap
Fundamental Value	Overseas Equity	U.S. Multi Sector
Global	Pacific Rim	Utilities
Global Allocation	Quantitative All Cap	Value
Global Real Estate	Quantitative Mid Cap	Value & Restructuring
Growth & Income (formerly, Growth & Income II)	Quantitative Value	Vista
Health Sciences

Each of the Portfolios, with the exception of American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income, American International, Core Equity, Dynamic Growth, Financial Services, Global Real Estate, Health Sciences, Natural Resources, Real Estate Equity, Real Estate Securities, U.S. Global Leaders Growth, U.S. Multi Sector, and Utilities, is diversified for purposes of the Investment Company Act of 1940, as amended.

American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International (collectively “JHT American Portfolios”) operate as a “Fund of Funds,” investing in shares of mutual funds (“underlying funds”). JHT American Portfolios’ underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at the SEC’s web site at www.sec.gov, CIK 0000729528.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”), and in the case of Series III shares, to certain qualified pension and retirement plans. In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD”) a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Portfolios offer four classes of shares. Series I and Series II shares are offered for all Portfolios with the exception of Global Real Estate, Growth & Income, International Small Company, Managed, Mid Cap Value Equity, Money Market B, Real Estate Equity, Small Company Growth, Spectrum Income, U.S. Multi Sector, Value & Restructuring and Vista. Series III shares are offered for the following Portfolios: All Cap Value, Blue Chip Growth, Emerging Growth, Emerging Small Company, Equity-Income, Financial Services, Fundamental Value, Global, Health Sciences, International Small Cap, Mid Cap Stock, Mid Cap Value, Money Market, Natural Resources, Pacific Rim, Quantitative All Cap, Real Estate Securities, Science & Technology, Special Value, U.S. Core, U.S. Global Leaders Growth and Utilities. Series NAV shares are offered for all Portfolios with the exception of JHT American Portfolios and Money Market. Series I, Series II, Series III and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At June 30, 2006 John Hancock USA owned 212,758, 212,269 and 147,943 shares of beneficial interest of Classic Value Series I, Classic Value Series II and Quantitative All Cap Series II, respectively.

Change In Portfolio Names   Effective April 28, 2006, the name of Growth & Income was changed to U.S. Core, the name of Growth & Income II was changed to Growth & Income, and the name of International Stock was changed to International Core.

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST, CONTINUED

New Portfolios  Effective April 28, 2006, the following four portfolios commenced operations: Global Real Estate, International Small Company, Mid Cap Value Equity and Real Estate Equity.

Reorganization  On April 25, 2006 the shareholders of the Large Cap Growth Trust voted to approve an Agreement and Plan of Reorganization (the “Agreement”) providing for (a) the acquisition of all the assets, subject to all of the liabilities, of the Large Cap Growth Trust (the “Transferor Portfolio”) in exchange for a representative amount of shares of the Capital Appreciation Trust (the “Acquiring Portfolio”); (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolio or its shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 28, 2006.

Acquiring Portfolio	Transferor Portfolio	Acquired Net Asset Value of the Transferor Portfolio	Appreciation of Transferor Portfolio’s investments	Shares Issued by Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Capital Appreciation	Large Cap Growth	$516,553,994	$47,815,361	57,921,323	$359,988,614	$876,542,608

See Note 8 for capital shares issued in connection with above referenced reorganization.

Growth & Income II, Managed, Mid Value, Money Market B, Overseas Equity, Small Cap Growth and Small Cap Value (collectively, “JHT Acquiring Portfolios”) are accounting and performance successors of John Hancock Variable Series Trust I (“VST”) Growth & Income Fund, VST Managed Fund, VST Mid Cap Value Fund, VST Money Market Fund, VST Overseas Equity B Fund, VST Small Cap Emerging Growth Fund and VST Small Cap Value Fund (collectively “VST Transferor Funds”), respectively. On April 29, 2005 the JHT Acquiring Portfolios acquired substantially all the assets and assumed the liabilities of VST Transferor Funds pursuant to an Agreement and Plan of Reorganization, in exchange for Series NAV shares of the JHT Acquiring Portfolios.

On March 1, 2005 and April 4, 2005 shareholders of the Trust and VST, respectively, voted to approve an Agreement and Plan of Reorganization providing for: (a) the acquisition of all the assets, subject to all of the liabilities, of the listed below VST/JHT Transfer or Portfolios in exchange for a representative amount of shares listed below for the respective JHT Acquiring Portfolios; (b) the liquidation of the VST/JHT Transferor Portfolios; and (c) the distribution to VST/JHT Transferor Portfolio shareholders of such JHT Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the VST/JHT Transferor Portfolios or their shareholders. The expenses of the reorganization were borne by the VST/JHT Transferor Portfolios and the JHT Acquiring Portfolios, except that JHLICO agreed that it or one of its affiliates would pay such expenses that were allocated to the following VST/JHT Transferor Portfolios: Financial Industries Fund, Managed Fund, Small Cap Emerging Growth Fund and Small Cap Value Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005.

JHT Acquiring Portfolio	VST/JHT Transferor Portfolio	Acquired Net Asset Value of the Transferor Portfolio	Appreciation (Depreciation) of Transferor Portfolio’s investments	Shares Issued by Acquiring Portfolios	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Blue Chip Growth	VST Large Cap Growth Fund**	$591,633,172	$8,669,404	37,934,840	$1,748,434,692	$2,340,067,864
Equity-Income	VST Fundamental Value Fund**	208,452,867	25,785,673	13,218,318	1,957,884,043	2,166,336,910
Equity-Income	VST Large Cap Value Fund**	422,894,310	42,515,663	26,819,070	2,166,336,910	2,589,231,220
Financial Services	VST Financial Industries Fund**	53,326,562	3,225,321	4,003,461	88,185,059	141,511,621
Health Sciences	VST Health Sciences Fund**	23,874,921	1,467,051	1,838,214	173,588,764	197,463,685
International Value	Overseas*	226,927,160	19,341,007	15,917,579	1,500,679,376	1,727,606,536
Large Cap Growth	VST Earnings Growth Fund**	167,048,161	13,598,538	17,823,803	431,843,855	598,892,016
Mid Cap Stock	Aggressive Growth*	205,457,484	(2,324,968)	16,800,180	758,319,293	963,776,777
Mid Cap Stock	VST Mid Cap Growth Fund**	206,708,528	9,927,066	16,869,292	963,776,777	1,170,485,305
Real Estate Securities	VST Real Estate Equity Fund**	327,189,577	87,446,803	15,001,084	905,003,092	1,232,192,669
Small Cap Opportunities	Small Company Blend*	161,986,923	(9,692,123)	8,349,132	250,816,515	412,803,438
U.S. Global Leaders Growth	Strategic Growth*	80,734,911	(1,987,589)	6,648,912	422,183,271	502,918,182

*	Formerly series of JHT

**	Formerly series of VST

See Note 8 for capital shares issued in connection with above referenced reorganizations.

2.  SIGNIFICANT ACCOUNTING POLICIES In the preparation of the financial statements the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern time. Investments in underlying funds of the Fund of Funds Portfolios are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Securities held by Money Market and short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

business day. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A “significant market event” may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by JHIMS (the “Adviser”). Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions   The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(ii)	purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security Transactions and Related Investment Income  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio becomes aware of such dividends, net of all taxes. Original issue discounts are accreted for financial and tax reporting purposes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures.

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations  All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense Allocation  Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent fees, Blue Sky fees and Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. In the case of JHT American Portfolios, expenses in the Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

Purchased and Written Options   All Portfolios, with the exception of JHT American Portfolios, Money Market and Money Market B, may purchase and sell put and call options on securities (whether or not it holds the securities in its Portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended June 30, 2006 were as follows:

	NUMBER OF CONTRACTS	Premiums Received
Health Sciences
Outstanding, beginning of period	11,806	$3,986,503
Options written	22,977	8,111,036
Options expired	(32)	(27,562)
Options closed	(23,751)	(7,583,630)
Outstanding, end of period	11,000	$4,486,347

Mid Cap Core
Outstanding, beginning of period	1,660	$155,153
Options expired	(1,660)	(155,153)
Outstanding, end of period	—	$—

Spectrum Income
Outstanding, beginning of period	—	—
Options written	1	$652
Options exercised	(1)	(652)
Outstanding, end of period	—	$—

Value & Restructuring
Outstanding, beginning of period	295	$133,505
Options written	125	49,271
Options expired	(125)	(49,271)
Options closed	(171)	(70,634)
Options exercised	(124)	(62,871)
Outstanding, end of period	—	$—

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open written options outstanding as of June 30, 2006:

PORTFOLIO	Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Health Sciences	CALLS
	Alcon, Inc.	156	$105.00	Nov 2006	($95,160)
	Alcon, Inc.	22	110.00	Nov 2006	(9,460)
	Alexion Pharmaceuticals, Inc.	163	50.00	Jan 2007	(17,115)
	Amylin Pharmaceuticals, Inc.	164	60.00	Oct 2006	(16,400)
	Amylin Pharmaceuticals, Inc.	23	55.00	Oct 2006	(4,715)
	Amylin Pharmaceuticals, Inc.	112	50.00	Oct 2006	(43,680)
	Amylin Pharmaceuticals, Inc.	124	60.00	Jan 2007	(29,760)
	Amylin Pharmaceuticals, Inc.	73	55.00	Jan 2007	(29,200)
	Biogen Idec, Inc.	80	55.00	Jan 2007	(16,800)
	Boston Scientific Corp.	591	15.00	Jan 2007	(189,120)
	Boston Scientific Corp.	74	17.50	Jan 2007	(13,320)
	Caremark Rx, Inc.	189	55.00	Sep 2006	(19,845)
	Celgene Corp.	262	37.50	Jul 2006	(259,380)
	Celgene Corp.	113	40.00	Oct 2006	(107,350)
	Cephalon, Inc.	149	60.00	Jul 2006	(26,820)
	Cephalon, Inc.	149	65.00	Aug 2006	(22,911)
	CV Therapeutics, Inc.	104	20.00	Oct 2006	(5,200)
	Dade Behring Holdings, Inc.	22	45.00	Nov 2006	(3,740)
	Davita, Inc.	75	50.00	Oct 2006	(22,500)
	Davita, Inc.	75	50.00	Jan 2007	(31,500)
	Elan Corp. PLC	64	17.50	Jul 2006	(2,880)
	Genentech, Inc.	75	95.00	Dec 2006	(17,250)
	Genentech, Inc.	73	90.00	Dec 2006	(26,280)
	Genentech, Inc.	82	100.00	Jan 2007	(16,810)
	Genentech, Inc.	40	95.00	Jan 2007	(13,600)
	Gilead Sciences, Inc.	183	65.00	Aug 2006	(18,300)
	Gilead Sciences, Inc.	181	70.00	Jan 2007	(47,060)
	Humana, Inc.	75	55.00	Jul 2006	(7,500)
	Imclone Systems, Inc.	114	45.00	Nov 2006	(14,820)
	Immucor Corp.	84	23.375	Jan 2007	(10,080)
	Invitrogen Corp.	49	70.00	Jan 2007	(20,090)
	Johnson & Johnson	72	65.00	Jan 2007	(9,720)
	LCA Vision, Inc.	39	50.00	Aug 2006	(24,180)
	Lifepoint Hospitals, Inc.	86	25.00	Aug 2006	(62,780)
	Lifepoint Hospitals, Inc.	172	30.00	Aug 2006	(51,600)
	Medco Health Solutions, Inc.	71	60.00	Jan 2007	(29,820)
	Medtronic, Inc.	76	50.00	Aug 2006	(3,420)
	Medtronic, Inc.	78	55.00	Nov 2006	(2,262)
	Medtronic, Inc.	152	50.00	Jan 2007	(28,539)
	Neurocrine Biosciences, Inc.	156	20.00	Nov 2006	(4,680)
	OSI Pharmaceuticals, Inc.	155	35.00	Oct 2006	(44,175)
	Patterson Companies, Inc.	114	35.00	Jul 2006	(6,840)
	Pfizer, Inc.	125	27.50	Jan 2007	(4,375)
	Resmed, Inc.	83	45.00	Jul 2006	(18,260)
	Sepracor, Inc.	60	55.00	Jul 2006	(24,600)
	Sepracor, Inc.	112	62.50	Jul 2006	(11,760)
	Sepracor, Inc.	160	60.00	Oct 2006	(80,000)
	St. Jude Medical, Inc.	109	35.00	Aug 2006	(11,990)
	St. Jude Medical, Inc.	162	40.00	Oct 2006	(12,150)
	St. Jude Medical, Inc.	84	45.00	Jan 2007	(3,360)
	Stryker Corp.	114	50.00	Sep 2006	(2,850)
	Triad Hospitals, Inc.	11	45.00	Jan 2007	(1,375)
	Unitedhealth Group, Inc.	156	55.00	Sep 2006	(3,900)
	Unitedhealth Group, Inc.	306	45.00	Sep 2006	(82,620)
	Unitedhealth Group, Inc.	112	40.00	Sep 2006	(67,200)
	Vertex Pharmaceuticals, Inc.	24	40.00	Jul 2006	(960)
	Vertex Pharmaceuticals, Inc.	76	35.00	Jul 2006	(16,720)
	Vertex Pharmaceuticals, Inc.	61	50.00	Oct 2006	(5,795)
	Vertex Pharmaceuticals, Inc.	151	45.00	Oct 2006	(14,664)
	Wyeth	38	50.00	Jan 2007	(3,990)
	Zimmer Holdings, Inc.	31	70.00	Dec 2006	(2,170)
	Zimmer Holdings, Inc.	70	65.00	Dec 2006	(10,850)
		6,956			($1,806,251)

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Health Sciences	PUTS
	Advanced Medical Optics, Inc.	50	$50.00	Jan 2007	($17,000)
	Aetna, Inc.	105	45.00	Jan 2007	(65,100)
	Alexion Pharmaceuticals, Inc.	83	40.00	Jan 2007	(53,120)
	Alexion Pharmaceuticals, Inc.	77	35.00	Jan 2007	(30,030)
	Allergan, Inc.	41	105.00	Jan 2007	(24,190)
	Allergan, Inc.	40	110.00	Jan 2007	(33,200)
	Amgen, Inc.	44	75.00	Oct 2006	(43,120)
	Amgen, Inc.	76	70.00	Oct 2006	(40,280)
	Amgen, Inc.	41	70.00	Jan 2007	(25,420)
	Amgen, Inc.	53	75.00	Jan 2007	(52,576)
	Amylin Pharmaceuticals, Inc.	49	50.00	Oct 2006	(25,480)
	Amylin Pharmaceuticals, Inc.	49	35.00	Jan 2007	(7,350)
	Amylin Pharmaceuticals, Inc.	37	45.00	Jan 2007	(15,910)
	Amylin Pharmaceuticals, Inc.	37	50.00	Jan 2007	(26,270)
	Biogen Idec, Inc.	90	50.00	Jan 2007	(47,700)
	Biogen Idec, Inc.	24	55.00	Jan 2007	(21,840)
	Biogen Idec, Inc.	37	45.00	Jan 2007	(11,470)
	Biotech Holdings, Ltd.	45	175.00	Jan 2007	(37,350)
	Cardinal Health, Inc.	110	75.00	Jan 2007	(106,700)
	Caremark Rx, Inc.	48	45.00	Jan 2007	(8,640)
	Celgene Corp.	17	45.00	Oct 2006	(5,780)
	Cephalon, Inc.	56	70.00	Aug 2006	(56,000)
	Cephalon, Inc.	88	60.00	Aug 2006	(24,640)
	Cephalon, Inc.	59	60.00	Jan 2007	(33,630)
	Cephalon, Inc.	88	75.00	Jan 2007	(138,160)
	Cigna Corp.	53	100.00	Jan 2007	(46,640)
	Cigna Corp.	38	85.00	Jan 2007	(12,160)
	Cigna Corp.	37	90.00	Jan 2007	(17,020)
	Coventry Health Care, Inc.	47	65.00	Jan 2007	(49,820)
	Elan Corp. PLC	80	15.00	Oct 2006	(9,200)
	Elan Corp. PLC	66	15.00	Jan 2007	(11,880)
	Forest Labs, Inc.	115	50.00	Jan 2007	(131,100)
	Gen Probe, Inc.	36	50.00	Jan 2007	(12,960)
	Genentech, Inc.	15	80.00	Sep 2006	(4,800)
	Genentech, Inc.	15	80.00	Dec 2006	(6,990)
	Genentech, Inc.	15	80.00	Jan 2007	(8,250)
	Gilead Sciences, Inc.	9	60.00	Aug 2006	(2,790)
	Gilead Sciences, Inc.	121	65.00	Aug 2006	(76,230)
	Gilead Sciences, Inc.	35	65.00	Jan 2007	(28,700)
	Gilead Sciences, Inc.	75	70.00	Jan 2007	(90,000)
	Health Net, Inc.	15	50.00	Jan 2007	(8,700)
	Humana, Inc.	45	50.00	Nov 2006	(11,925)
	Idenix Pharmaceuticals, Inc.	57	17.50	Oct 2006	(45,030)
	Invitrogen Corp.	63	75.00	Jan 2007	(59,850)
	Johnson & Johnson	41	65.00	Jan 2007	(21,730)
	LCA Vision, Inc.	9	60.00	Dec 2006	(9,000)
	Lilly (Eli) & Company	46	55.00	Oct 2006	(8,740)
	Lilly (Eli) & Company	38	55.00	Jan 2007	(10,640)
	Martek Biosciences Corp.	45	25.00	Dec 2006	(8,775)
	Medco Health Solutions, Inc.	100	60.00	Jan 2007	(53,000)
	Medicines Company	22	22.50	Jul 2006	(6,380)
	Medimmune, Inc.	43	32.50	Sep 2006	(23,220)
	Medimmune, Inc.	60	35.00	Jan 2007	(47,400)
	Merck & Company, Inc.	16	40.00	Jan 2007	(6,560)
	Merck & Company, Inc.	127	32.50	Jan 2007	(11,430)
	Merck & Company, Inc.	42	35.00	Jan 2007	(6,426)
	MGI Pharma, Inc.	37	20.00	Jan 2007	(5,735)
	Monsanto Company	67	70.00	Jan 2007	(13,400)
	Myogen, Inc.	60	30.00	Jan 2007	(29,400)
	Myogen, Inc.	22	30.00	Jan 2008	(15,840)
	Nektar Therapeutics	8	25.00	Jan 2007	(5,600)
	Neurocrine Biosciences, Inc.	23	15.00	Jan 2007	(12,880)
	Neurocrine Biosciences, Inc.	34	10.00	Jan 2007	(6,800)
	Omnicare, Inc.	45	50.00	Jan 2007	(26,100)
	Onyx Pharmaceuticals, Inc.	53	30.00	Jan 2007	(75,260)
	Onyx Pharmaceuticals, Inc.	45	17.50	Jan 2007	(17,550)

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	NAME OF ISSUER	NUMBER OF CONTRACTS	EXERCISE PRICE	EXPIRATION DATE	VALUE
Health Sciences	PUTS
	Onyx Pharmaceuticals, Inc.	15	$20.00	Jan 2007	($7,950)
	OSI Pharmaceuticals, Inc.	42	40.00	Jan 2007	(30,240)
	Respironics, Inc.	30	35.00	Jan 2007	(8,250)
	Schein Henry, Inc.	59	50.00	Jan 2007	(24,780)
	Sepracor, Inc.	38	55.00	Jul 2006	(6,840)
	Sepracor, Inc.	60	45.00	Oct 2006	(9,900)
	Sepracor, Inc.	37	55.00	Oct 2006	(17,020)
	St. Jude Medical, Inc.	38	40.00	Jan 2007	(30,400)
	Unitedhealth Group, Inc.	75	40.00	Jan 2007	(12,375)
	Vertex Pharmaceuticals, Inc.	62	40.00	Jul 2006	(27,900)
	Vertex Pharmaceuticals, Inc.	29	30.00	Jan 2007	(8,990)
	Walgreen Company	17	50.00	Jan 2007	(9,010)
	Wyeth	135	50.00	Jan 2007	(81,000)
	Zimmer Holdings, Inc.	43	70.00	Jan 2007	(56,760)
		4,044			($2,338,282)

Securities Lending  All Portfolios, with the exception of JHT American Portfolios, may lend securities in amounts up to 33-1/3% of each Portfolio’s total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. As of June 30, 2006 the values of securities loaned, cash collateral and securities collateral were as follows:

PORTFOLIO	Value of Securities Loaned	Value of Cash Collateral	Value of Securities Collateral
All Cap Core	$16,033,876	$16,395,197	—
All Cap Growth	27,175,210	28,036,089	—
All Cap Value	41,153,634	42,197,321	—
Blue Chip Growth	68,942,933	70,485,910	—
Capital Appreciation	52,015,893	53,192,027	—
Core Equity	45,486,313	46,850,256	—
Dynamic Growth	38,878,693	39,788,944	—
Emerging Small Company	75,401,163	77,315,106	—
Equity-Income	144,725,463	148,803,260	—
Financial Services	22,999,765	23,527,499	—
Fundamental Value	48,682,934	49,862,466	—
Global	66,706,069	69,761,617	—
Global Allocation	13,620,966	14,135,982	$16,373
Global Real Estate	50,595,200	46,026,713	6,519,715
Growth and Income	97,369,612	99,733,205	—
Income and Value	59,511,736	60,859,604	—
International Core	209,838,510	220,645,699	—
International Opportunities	93,998,177	98,227,130	—
International Small Cap	54,633,857	58,101,974	—
International Small Company	21,997,622	23,008,297	26,590
International Value	222,320,399	233,364,505	—
Large Cap	7,504,135	7,675,077	—
Large Cap Value	16,669,738	17,147,453	—
Managed	85,863,723	86,462,767	1,329,977
Mid Cap Core	30,000,539	30,729,868	—
Mid Cap Stock	233,248,934	239,007,785	208,948
Mid Cap Value	106,169,047	109,072,960	—
Mid Cap Value Equity	10,148,638	10,430,623	—
Mid Value	34,225,995	35,085,541	2,188
Natural Resources	150,571,164	154,173,884	—
Overseas Equity	98,159,863	103,195,983	—

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL	VALUE OF SECURITIES COLLATERAL
Pacific Rim	$47,310,348	$49,810,467	$15,002
Quantitative All Cap	48,619,964	49,975,164	—
Quantitative Value	15,775,058	16,203,097	—
Real Estate Equity	28,700,086	29,323,236	—
Real Estate Securities	42,638,663	43,614,251	—
Science and Technology	38,910,745	40,081,703	—
Small Cap	44,984,464	46,165,080	—
Small Cap Growth	51,453,306	52,697,731	—
Small Cap Opportunities	108,004,178	110,682,956	—
Small Cap Value	76,328,747	78,250,522	—
Small Company Growth	19,593,791	20,075,668	—
Small Company Value	169,075,407	173,317,104	—
Special Value	18,009,851	18,471,625	—
Spectrum Income	82,548,203	84,326,747	—
Strategic Opportunities	77,366,727	79,195,497	—
Strategic Value	12,933,263	13,292,635	—
U.S. Core	36,692,596	37,594,474	—
U.S. Global Leaders Growth	12,233,385	12,488,974	—
U.S. Large Cap	63,953,293	65,516,699	—
U.S. Multi Sector	95,614,729	97,925,086	—
Utilities	15,124,080	15,702,178	—
Value & Restructuring	68,770,837	70,432,878	—
Vista	12,302,297	12,580,354	—

Dollar Rolls  All Portfolios, with the exception of JHT American Portfolios, Money Market and Money Market B, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures  All Portfolios, with the exception of JHT American Portfolios, Money Market and Money Market B, may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, a Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open futures contracts as of June 30, 2006:

PORTFOLIO	Open Contracts	Number of Contracts	Position	Expiration Date	Appreciation (Depreciation)
All Cap Core	Russell 2000 Index	40	Long	Sep 2006	$382,760
	Russell 2000 Mini Index	329	Long	Sep 2006	627,436
	S&P 500 Index	94	Long	Sep 2006	338,073
					$1,348,269

International Core	CAC 40 10 Euro Index	70	Long	Jul 2006	$232,258
	DAX Index	181	Long	Sep 2006	1,894,776
	FTSE 100 Index	33	Long	Sep 2006	158,510
	Hang Seng Stock Index	9	Long	Jul 2006	45,864
	IBEX 35 Index	9	Long	Jul 2006	68,379
	MSCI Singapore Stock Index	20	Long	Jul 2006	28,248
	OMX 30 Stockholm Stock Index	73	Long	Jul 2006	42,494
	S&P/MIB 30 Index	8	Long	Sep 2006	67,618
	S&P/Toronto Stock Exchange 60 Index	158	Short	Sep 2006	(1,059,629)
	SPI 200 Index	57	Short	Sep 2006	(174,725)
	TOPIX Index	259	Long	Sep 2006	599,643
					$1,903,436

Large Cap	S&P 500 Index	17	Long	Sep 2006	$133,690
					$133,690

Managed	S&P 500 Index	58	Long	Sep 2006	$280,562
					$280,562

Spectrum Income	10 Year Mini Japan Government Bond	10	Short	Sep 2006	($524)
	U.S. 10 year Treasury Notes	3	Long	Sep 2006	(4,080)
	U.S. 10 year Treasury Notes	9	Short	Sep 2006	2,810
	U.S. 5 year Treasury Notes	36	Long	Sep 2006	(4,453)
	U.S. Treasury Bonds	11	Long	Sep 2006	1,553
	U.S. Treasury Bonds	13	Short	Sep 2006	(9,251)
					($13,945)

U.S. Core	S&P 500 Index	51	Long	Sep 2006	$271,069
					$271,069

U.S. Multi Sector	S&P 500 Index	102	Long	Sep 2006	$443,757
					$443,757

Swap Contracts  All Portfolios, with the exception of JHT American Portfolios, Money Market and Money Market B, may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). The Portfolios settle accrued net receivable or payable balances under the swap contracts on a periodic basis. Accrued interest receivable or payable on the swap contracts is recorded as realized gain or loss. The Portfolios record changes in the value of the swaps as unrealized gains or losses on swap contracts.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either they or their counterparties act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Forward Foreign Currency Contracts  All Portfolios, with the exception of JHT American Portfolios, Money Market and Money Market B, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2006 certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts as of June 30, 2006 were as follows:

PORTFOLIO	Currency	Principal Amount Covered by Contract	Settlement Date	Appreciation (Depreciation)
Global Allocation	BUYS
	Australian Dollar	1,230,000	Nov 2006	($28,092)
	Swiss Franc	10,950,000	Nov 2006	(145,889)
	Japanese Yen	503,600,000	Nov 2006	157,866
	Japanese Yen	1,363,900,000	Nov 2006	(452,090)
	Swedish Krona	84,650,000	Nov 2006	129,931
	Singapore Dollar	11,300,000	Nov 2006	(40,848)
	Thailand Baht	260,960,000	Nov 2006	(11,887)
				($391,009)

	SELLS
	Canadian Dollar	1,874,439	Nov 2006	($8,296)
	Euro	4,334,653	Nov 2006	(166,735)
	Euro	9,713,358	Nov 2006	10,465
	Euro	1,116,806	Nov 2006	(12,187)
	Pound Sterling	5,608,338	Nov 2006	79,872
				($96,881)

Global Real Estate	SELLS
	Australian Dollar	35,038,057	Jul 2006	($553,974)
	Canadian Dollar	9,451,029	Jul 2006	(69,283)
	Danish Kroner	2,054,001	Jul 2006	(34,383)
	Euro	36,768,147	Jul 2006	(629,625)
	Pound Sterling	45,465,712	Jul 2006	(694,138)
	Hong Kong Dollar	20,660,765	Jul 2006	(5,193)
	Japanese Yen	48,810,790	Jul 2006	(811,797)
	Swedish Krona	5,427,880	Jul 2006	(88,829)
	Singapore Dollar	7,675,499	Jul 2006	(76,983)
				($2,964,205)

Income & Value	BUYS
	Japanese Yen	11,820,840	Aug 2006	($2,941)
	Japanese Yen	5,661,000	Sep 2006	51
				($2,890)

	SELLS
	Euro	55,728	Jul 2006	($1,878)
	Euro	45,255	Aug 2006	387
	Euro	89,230	Sep 2006	(737)
				($2,228)

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	APPRECIATION (DEPRECIATION)
International Core	BUYS
	Swiss Franc	21,982,896	Aug 2006	($341,378)
	Swiss Franc	4,469,899	Aug 2006	(65,201)
	Swiss Franc	4,469,899	Aug 2006	(63,002)
	Swiss Franc	5,864,899	Aug 2006	(52,289)
	Swiss Franc	4,469,899	Aug 2006	(58,634)
	Swiss Franc	4,469,899	Aug 2006	(56,082)
	Swiss Franc	4,469,899	Aug 2006	(50,419)
	Danish Kroner	10,628,000	Aug 2006	21,209
	Euro	6,158,487	Aug 2006	61,974
	Euro	2,413,000	Aug 2006	(15,994)
	Euro	2,353,310	Aug 2006	692
	Euro	4,035,000	Aug 2006	51,317
	Pound Sterling	3,836,427	Aug 2006	(105,704)
	Pound Sterling	1,192,000	Aug 2006	5,257
	Pound Sterling	725,000	Aug 2006	9,866
	Japanese Yen	2,338,035,437	Aug 2006	(640,377)
	Japanese Yen	712,687,434	Aug 2006	(221,379)
	Japanese Yen	712,687,437	Aug 2006	(213,885)
	Japanese Yen	712,687,437	Aug 2006	(213,867)
	Japanese Yen	712,687,437	Aug 2006	(206,079)
	Japanese Yen	1,616,542,437	Aug 2006	(339,941)
	Japanese Yen	712,687,437	Aug 2006	(205,019)
	Norwegian Krone	23,971,992	Aug 2006	(88,591)
	Norwegian Krone	23,971,994	Aug 2006	(87,529)
	Norwegian Krone	23,971,994	Aug 2006	(87,391)
	Norwegian Krone	23,971,994	Aug 2006	(86,031)
	Norwegian Krone	23,971,994	Aug 2006	(83,474)
	Norwegian Krone	23,971,994	Aug 2006	(83,019)
	Norwegian Krone	23,971,994	Aug 2006	(81,176)
	Swedish Krona	48,571,720	Aug 2006	10,223
	Swedish Krona	48,571,720	Aug 2006	13,548
	Swedish Krona	48,571,720	Aug 2006	17,207
	Swedish Krona	48,571,720	Aug 2006	18,992
	Swedish Krona	48,571,720	Aug 2006	22,882
	Swedish Krona	48,571,720	Aug 2006	23,026
	Swedish Krona	48,571,720	Aug 2006	28,314
				($3,161,954)

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	APPRECIATION (DEPRECIATION)
International Core	SELLS
	Australian Dollar	1,999,448	Aug 2006	$25,333
	Australian Dollar	2,002,871	Aug 2006	28,755
	Australian Dollar	2,004,452	Aug 2006	30,336
	Australian Dollar	2,007,448	Aug 2006	33,331
	Australian Dollar	2,003,694	Aug 2006	29,578
	Australian Dollar	2,008,676	Aug 2006	34,560
	Australian Dollar	2,006,560	Aug 2006	32,444
	Canadian Dollar	472,710	Aug 2006	(924)
	Canadian Dollar	471,839	Aug 2006	(1,795)
	Canadian Dollar	472,650	Aug 2006	(985)
	Canadian Dollar	472,609	Aug 2006	(1,027)
	Canadian Dollar	472,390	Aug 2006	(1,244)
	Canadian Dollar	472,859	Aug 2006	(776)
	Canadian Dollar	472,850	Aug 2006	(785)
	Danish Kroner	624,971	Aug 2006	3,972
	Danish Kroner	624,356	Aug 2006	3,357
	Danish Kroner	625,194	Aug 2006	4,196
	Danish Kroner	626,214	Aug 2006	5,215
	Danish Kroner	625,476	Aug 2006	4,477
	Danish Kroner	625,903	Aug 2006	4,905
	Danish Kroner	625,904	Aug 2006	4,906
	Euro	5,051,505	Aug 2006	33,839
	Euro	5,039,590	Aug 2006	21,925
	Euro	23,940,855	Aug 2006	281,875
	Euro	5,059,964	Aug 2006	42,296
	Euro	5,053,273	Aug 2006	35,607
	Euro	5,057,571	Aug 2006	39,906
	Euro	5,054,368	Aug 2006	36,703
	Pound Sterling	6,867,546	Aug 2006	119,516
	Pound Sterling	6,857,991	Aug 2006	109,961
	Pound Sterling	6,862,643	Aug 2006	114,613
	Pound Sterling	11,486,207	Aug 2006	201,159
	Pound Sterling	6,865,340	Aug 2006	117,310
	Pound Sterling	6,869,934	Aug 2006	121,904
	Pound Sterling	6,867,783	Aug 2006	119,753
	Hong Kong Dollar	645,502	Aug 2006	968
	Hong Kong Dollar	645,460	Aug 2006	927
	Hong Kong Dollar	645,502	Aug 2006	968
	Hong Kong Dollar	645,435	Aug 2006	902
	Hong Kong Dollar	645,435	Aug 2006	902
	Hong Kong Dollar	645,435	Aug 2006	902
	Hong Kong Dollar	645,442	Aug 2006	908
	Japanese Yen	17,626,820	Aug 2006	449,967
	Swedish Krona	8,334,183	Aug 2006	129,274
				$2,219,914

Overseas Equity	SELLS
	Euro	1,695,000	Jul 2006	$12,182
	Swiss Franc	1,855,000	Sep 2006	(24,871)
				($12,689)

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	APPRECIATION (DEPRECIATION)
Spectrum Income	BUYS
	Philippine Peso	16,551,420	Jul 2006	$621
	Turkish Lira	334,500	Aug 2006	(5,422)
	Brazilian Real	617,980	Aug 2006	16,748
	Canadian Dollar	1,577,841	Aug 2006	(919)
	Czech Koruna	2,529,000	Aug 2006	(1,176)
	Danish Kroner	1,932,074	Aug 2006	(966)
	Euro	4,289,235	Aug 2006	70,098
	Pound Sterling	1,057,060	Aug 2006	(27,555)
	Hungarian Forint	33,868,000	Aug 2006	(11,186)
	Israeli Shekel	3,953,952	Aug 2006	9,772
	Japanese Yen	1,353,004,733	Aug 2006	(488,327)
	South Korean Won	1,544,427,650	Aug 2006	(6,300)
	Mexican Peso	15,250,646	Aug 2006	12,507
	Malaysian Ringgit	146,500	Aug 2006	7
	Norwegian Krone	850,000	Aug 2006	(2,686)
	Polish Zloty	101,176	Aug 2006	(168)
	Swedish Krona	12,443,395	Aug 2006	25,119
	Singapore Dollar	266,000	Aug 2006	(637)
	Thailand Baht	4,953,000	Aug 2006	(20)
	South African Rand	217,248	Aug 2006	(1,796)
	Philippine Peso	25,728,600	Sep 2006	(13,673)
	Yuan Renminbi	4,685,400	Oct 2006	(7,968)
				($433,927)

	SELLS
	Mexican Peso	1,275,636	Jul 2006	$13,154
	Polish Zloty	831,458	Aug 2006	29,845
	Turkish Lira	244,250	Aug 2006	37,129
	Mexican Peso	686,002	Aug 2006	(12,135)
	Australian Dollar	228,722	Aug 2006	5,547
	Brazilian Real	464,000	Aug 2006	(18,642)
	Canadian Dollar	619,201	Aug 2006	522
	Euro	6,525,878	Aug 2006	9,982
	Pound Sterling	1,681,745	Aug 2006	(8,695)
	Israeli Shekel	1,548,000	Aug 2006	(31,573)
	Japanese Yen	1,585,030	Aug 2006	10,509
	Mexican Peso	4,359,523	Aug 2006	30,404
	New Zealand Dollar	1,715,067	Aug 2006	29,538
	Polish Zloty	516,531	Aug 2006	20,171
	Swedish Krona	31,000	Aug 2006	32
	Turkish Lira	1,076,294	Aug 2006	150,644
	South African Rand	310,150	Aug 2006	32,091
	Brazilian Real	174,102	Sep 2006	(6,824)
	Yuan Renminbi	599,156	Oct 2006	7,124
				$298,823

Utilities	BUYS
	Euro	319,183	Jul 2006	($196)
	Pound Sterling	91,863	Aug 2006	424
	Euro	318,892	Aug 2006	(4,980)
	Euro	52,472	Aug 2006	1,360
	Euro	198,329	Aug 2006	2,610
	Pound Sterling	96,440	Aug 2006	(2,363)
	Pound Sterling	100,000	Aug 2006	(1,106)
	Pound Sterling	71,802	Aug 2006	2,127
				($2,124)

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

PORTFOLIO	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACT	SETTLEMENT DATE	APPRECIATION (DEPRECIATION)
Utilities	SELLS
	Euro	316,661	Jul 2006	$3,336
	Euro	108,922	Jul 2006	1,045
	Euro	88,372	Jul 2006	377
	Pound Sterling	3,803,027	Aug 2006	51,933
	Pound Sterling	44,214	Aug 2006	(32)
	Pound Sterling	13,624	Aug 2006	5
	Pound Sterling	9,554	Aug 2006	(102)
	Pound Sterling	43,412	Aug 2006	(132)
	Euro	6,473	Aug 2006	(66)
	Euro	78,371	Aug 2006	(838)
	Euro	347,501	Aug 2006	4,251
	Euro	31,749	Aug 2006	(346)
	Pound Sterling	25,200	Aug 2006	163
	Pound Sterling	75,937	Aug 2006	183
	Pound Sterling	125,461	Aug 2006	2,402
	Euro	130,238	Aug 2006	(1,995)
	Euro	212,482	Aug 2006	(3,957)
	Euro	10,198,807	Aug 2006	(103,584)
				($47,357)

Vista	SELLS
	Swiss Franc	230,487	Jul 2006	($3,808)
	Euro	479,145	Jul 2006	(8,596)
	Euro	343,146	Jul 2006	(6,073)
	Swedish Krona	408,386	Jul 2006	(8,239)
				($26,716)

Forward Commitments  All Portfolios, with the exception of JHT American Portfolios, may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Federal Income Taxes  Each Portfolio’s policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Distribution of Income and Gains  During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio, would be taxable to such Portfolio if not distributed. Therefore, each Portfolio intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. Substantially all of the net investment income of Money Market and Money Market B is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily.

Distributions paid by the Portfolios with respect to each Series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each Series. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital Accounts  The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

John Hancock Trust
Notes to Financial Statements (Unaudited)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees  The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. In the case of the JHT American Portfolios, no advisory fees are charged. Advisory fees charged to all other Portfolios are as follows:

Portfolio	Average Net Assets — All Asset Levels
Classic Value	0.800%
Growth & Income	0.675
Managed	0.690
Strategic Opportunities	0.800

Portfolio	First $500 million of Aggregate Net Assets	Between $500 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
All Cap Core	0.800%	0.750%	0.750%
All Cap Growth	0.850	0.825	0.800
Blue Chip Growth	0.825	0.825	0.800
Emerging Growth	0.800	0.800	0.800
Emerging Small Company[1]	0.970	0.900	0.900
Equity-Income	0.825	0.825	0.800
Global Allocation	0.850	0.800	0.800
Overseas Equity[2]	0.990	0.850	0.850

1	Until April 28, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $500 million of the Portfolio’s average net assets, (b) 0.970% of the next $500 million of the Portfolio’s average net assets and (c) 0.950% of the Portfolio’s average net assets in excess of $1 billion.

2	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 1.050% of the first $300 million of the Portfolio’s average net assets, (b) 0.900% of the next $200 million of the Portfolio’s average net assets and (c) 0.850% of the Portfolio’s average net assets in excess of $500 million.

Portfolio	First $50 million of Aggregate Net Assets	Between $50 million and $200 million of Aggregate Net Assets	Between $200 million and $500 million of Aggregate Net Assets	Between $500 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
Health Sciences	1.050%	1.050%	1.050%	1.000%	1.000%
International Small Cap	1.050	1.050	0.950	0.850	0.850
International Value	0.950	0.950	0.850	0.800	0.800
Mid Cap Stock	0.875	0.875	0.850	0.825	0.825
Mid Cap Value	0.900	0.900	0.850	0.825	0.825
Mid Value	1.050	0.950	0.950	0.950	0.950
Money Market	0.500	0.500	0.500	0.470	0.470
Natural Resources	1.050	1.000	1.000	1.000	1.000
Pacific Rim	0.800	0.800	0.800	0.700	0.700
Quantitative All Cap	0.750	0.700	0.700	0.700	0.700
Quantitative Mid Cap	0.750	0.750	0.650	0.650	0.650
Real Estate Securities	0.700	0.700	0.700	0.700	0.700
Science & Technology	1.050	1.050	1.050	1.000	1.000
Small Cap	0.850	0.850	0.850	0.850	0.850
Small Cap Opportunities	1.000	1.000	1.000	0.950	0.950
Small Company Value	1.050	1.050	1.050	1.000	1.000
Special Value[1]	0.950	0.950	0.950	0.950	0.950
Value	0.750	0.750	0.725	0.650	0.650

1	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $500 million of the Portfolio’s average net assets and (b) 0.950% of the Portfolio’s average net assets in excess of $500 million.

John Hancock Trust
Notes to Financial Statements (Unaudited)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $50 million of Aggregate Net Assets	Between $50 million and $250 million of Aggregate Net Assets	Between $250 million and $500 million of Aggregate Net Assets	Excess Over $500 million of Aggregate Net Assets
All Cap Value	0.850%	0.850%	0.800%	0.750%
Financial Services	0.850	0.800	0.800	0.750
Fundamental Value	0.850	0.800	0.800	0.750

Portfolio	First $200 million of Aggregate Net Assets	Between $200 million and $400 million of Aggregate Net Assets	Between $400 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
Vista[1]	0.900%	0.850%	0.825%	0.800%

1	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $250 million of the Portfolio’s average net assets, (b) 0.850% of the next $250 million of the Portfolio’s average net assets, (c) 0.825% of the next $500 million of the Portfolio’s average net assets and (d) 0.800% of the Portfolio’s average net assets in excess of $1 billion.

Portfolio	First $300 million of Aggregate Net Assets	Between $300 million and $500 million of Aggregate Net Assets	Between $500 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
Capital Appreciation[1]	0.850%	0.800%	0.700%	0.670%

1	Until April 28, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $300 million of the Portfolio’s average net assets and (b) 0.800% of the Portfolio’s average net assets in excess of $300 million.

Portfolio	First $350 million of Aggregate Net Assets	Excess Over $350 million of Aggregate Net Assets
Core Equity	0.850%	0.750%

Portfolio	First $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
Global	0.850%	0.800%

Portfolio	First $1 billion of Aggregate Net Assets	Between $1 billion and $2 billion of Aggregate Net Assets	Excess over $2 billion of Aggregate Net Assets
U.S. Large Cap[1]	0.825%	0.725%	0.700%

1	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.825% of the first $1 billion of the Portfolio’s average net assets and (b) 0.800% of the Portfolio’s average net assets in excess of $1 billion.

Portfolio	First $500 million of Aggregate Net Assets	Between $500 million and $1 billion of Aggregate Net Assets	Between $1 billion and $2.5 billion of Aggregate Net Assets	Excess Over $2.5 billion of Aggregate Net Assets
U.S. Core	0.780%	0.760%	0.750%	0.740%
U.S. Multi Sector	0.780	0.760	0.750	0.740

Portfolio	First $100 million of Aggregate Net Assets	Between $100 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
International Core	0.920%	0.895%	0.880%
International Small Company	1.030	0.980	0.980

John Hancock Trust
Notes to Financial Statements (Unaudited)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $750 million of Aggregate Net Assets	Between $750 million and $1.5 billion of Aggregate Net Assets	Excess Over $1.5 billion of Aggregate Net Assets
International Opportunities	0.900%	0.850%	0.800%

Portfolio	First $500 million of Aggregate Net Assets	Between $500 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
Large Cap Value [1]	0.825%	0.800%	0.775%
Mid Cap Core [2]	0.850	0.825	0.825
Quantitative Value	0.700	0.650	0.600
U.S. Global Leaders Growth	0.7125	0.675	0.675
Value & Restructuring	0.850	0.800	0.800

1	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $300 million of the Portfolio’s average net assets, (b) 0.825% of the next $200 million of the Portfolio’s average net assets and (c) 0.800% of the Portfolio’s average net assets in excess of $500 million.

2	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.950% of the first $10 million of the Portfolio’s average net assets, (b) 0.900% of the next $40 million of the Portfolio’s average net assets, (c) 0.875% of the next $150 million of the Portfolio’s average net assets, (d) 0.850% of the next $300 million of the Portfolio’s average net assets and (e) 0.825% of the Portfolio’s average net assets in excess of $500 million.

Portfolio	First $100 million of Aggregate Net Assets	Between $100 million and $500 million of Aggregate Net Assets	Between $500 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
Income & Value	0.800%	0.800%	0.750%	0.750%
Money Market B	0.500	0.500	0.470	0.470
Small Cap Growth	1.100	1.050	1.050	1.050
Small Cap Value	1.100	1.050	1.050	1.050

Portfolio	First $125 million of Aggregate Net Assets	Excess Over $125 million of Aggregate Net Assets
Small Company	1.050%	1.000%

Portfolio	First $250 million of Aggregate Net Assets	Excess Over $250 million of Aggregate Net Assets
Small Company Growth[1]	1.050%	1.000%

1	When Aggregate Net Assets exceed $1 billion, the advisory fee for Small Company Growth is 1.00% on all assets.

Portfolio	First $250 million of Aggregate Net Assets	Between $250 million and $500 million of Aggregate Net Assets	Between $500 million and $1 billion of Aggregate Net Assets	Excess Over $1 billion of Aggregate Net Assets
Dynamic Growth[1]	0.900%	0.850%	0.825%	0.800%
Mid Cap Value Equity	0.875	0.850	0.825	0.800
Real Estate Equity	0.875	0.850	0.825	0.825
Spectrum Income	0.800	0.725	0.725	0.725

1	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.950% of the first $500 million of the Portfolio’s average net assets and (b) 0.900% of the Portfolio’s average net assets in excess of $500 million.

John Hancock Trust
Notes to Financial Statements (Unaudited)

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Portfolio	First $250 million of Aggregate Net Assets	Between $250 million and $500 million of Aggregate Net Assets	Between $500 million and $750 million of Aggregate Net Assets	Excess Over $750 million of Aggregate Net Assets
Global Real Estate	0.950%	0.950%	0.925%	0.900%
Large Cap[1]	0.780	0.730	0.680	0.650

1	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $250 million of the Portfolio’s average net assets, (b) 0.800% of the next $250 million of the Portfolio’s average net assets and (c) 0.750% of the Portfolio’s average net assets in excess of $500 million.

Portfolio	First $300 million of Aggregate Net Assets	Between $300 million and $600 million of Aggregate Net Assets	Between $600 million and $900 million of Aggregate Net Assets	Between $900 million and $1.5 billion of Aggregate Net Assets	Excess over $1.5 billion of Aggregate Net Assets
Strategic Value	0.850%	0.825%	0.800%	0.775%	0.700%
Utilities[1]	0.825	0.825	0.800	0.775	0.700

1	Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $300 million of the Portfolio’s average net assets, (b) 0.825% of the next $300 million of the Portfolio’s average net assets, (c) 0.800% of the next $300 million of the Portfolio’s average net assets, (d) 0.775% of the next $600 million of the Portfolio’s average net assets and (e) 0.700% of the Portfolio’s average net assets in excess of $1.5 billion.

For purposes of determining Aggregate Net Assets, the net assets of this series of the Trust and a similar series of John Hancock Funds II and John Hancock Funds III are included.

John Hancock Funds II and John Hancock Funds III are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Expense Reimbursement   Pursuant to the Advisory Agreement, the Adviser reimburses the Portfolios for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business) incurred in excess of, on an annualized basis, 0.50% of the average net assets of All Cap Core, All Cap Growth, All Cap Value, American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income, American International, Blue Chip Growth, Capital Appreciation, Classic Value, Core Equity, Dynamic Growth, Emerging Growth, Emerging Small Company, Equity-Income, Financial Services, Fundamental Value, Global Allocation, Growth & Income, Health Sciences, Income & Value, Large Cap Value, Large Cap, Managed, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Mid Cap Value Equity, Mid Value, Money Market, Natural Resources, Quantitative All Cap, Quantitative Mid Cap, Quantitative Value, Real Estate Equity, Real Estate Securities, Science & Technology, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Cap, Small Company, Small Company Growth, Small Company Value, Spectrum Income, Special Value, Strategic Opportunities, Strategic Value, U.S. Core, U.S. Global Leaders Growth, U.S. Large Cap, U.S. Multi Sector, Utilities, Value, Value & Restructuring and Vista and 0.75% of the average net assets of Global, Global Real Estate, International Core, International Small Company, International Value, International Opportunities, International Small Cap, Overseas Equity and Pacific Rim.

In the case of Money Market B, the Adviser has agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.28% of the Money Market B Portfolio’s average net assets.

In the case of the Series III shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth, Equity-Income, Global, Health Sciences, International Value, Mid Value, Real Estate Equity, Science & Technology, Small Company Value and Spectrum Income in the amount of $207,303, $195,068, $35,415, $35,214, $111,722, $21,140, $7,737, $63,689, $92,163 and $42,152, respectively. These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust.

Fund Administration Fees  The Advisory Agreement requires the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expenses are allocated to each Portfolio based on its average daily net asset value.

Distribution Plans  In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I, Series II and Series III of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, JHD, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. Accordingly, the Portfolios, except for JHT American Portfolios, make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value, 0.25% of Series II average daily net asset value and 0.40% of Series III average daily net asset value. JHT American Portfolios make payments to JHD at an annual rate not to exceed 0.35% of Series I average daily net asset value, 0.50% of Series II average daily net asset value and 0.40% of Series III average daily net asset value.

4.  TRUSTEES’ FEES  The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

John Hancock Trust
Notes to Financial Statements (Unaudited)

5.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6.  TRANSACTIONS WITH AFFILIATES In accordance with the provisions of Rule 17a-7 under the Investment Company Act of 1940, the following Portfolios had transactions with other investment companies managed by the Adviser during the period ended June 30, 2006:

PORTFOLIO	SECURITIES SOLD
Core Equity	$19,844,005
International Small Cap	118,109,873
Real Estate Securities	542,009,441

PORTFOLIO	SECURITIES PURCHASED
Global Real Estate	$303,437,258
International Small Company	118,109,873
Real Estate Equity	238,572,183

The trades were executed at the last sale price at the end of the day on April 28, 2006. All transactions were executed in accordance with Rule 17a-7 policies and in accordance with the Trust’s Rule 17a-7 procedures.

7.  LINE OF CREDIT All Trust Portfolios, with the exception of JHT American Portfolios, Money Market and Money Market B, have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the period ended June 30, 2006 there were no borrowings under the line of credit.

8.  CAPITAL SHARES Share activity for the Portfolios for period ended June 30, 2006 and the year or period ended December 31, 2005 were as follows:

All Cap Core	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	40,162	$730,235	314,010	$5,020,662
Distributions reinvested	86,873	1,561,987	117,989	1,857,170
Repurchased	(1,505,211)	(27,010,306)	(3,352,592)	(53,858,097)
Net increase (decrease)	(1,378,176)	($24,718,084)	(2,920,593)	($46,980,265)
Series II shares
Sold	90,978	$1,632,091	157,733	$2,503,370
Distributions reinvested	3,605	64,637	4,993	78,381
Repurchased	(157,054)	(2,834,650)	(325,247)	(5,187,451)
Net increase (decrease)	(62,471)	($1,137,922)	(162,521)	($2,605,700)
Series NAV shares
Sold	16,723,635	$306,032,250	22,675	$372,721
Distributions reinvested	195	3,506	—	—
Repurchased	(11,454)	(206,223)	(108)	(1,816)
Net increase (decrease)	16,712,376	$305,829,533	22,567	$370,905
Net increase (decrease)	15,271,729	$279,973,527	(3,060,547)	($49,215,060)

b	Series NAV shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

All Cap Growth	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	35,830	$621,803	337,557	$5,069,999
Repurchased	(1,664,609)	(28,874,585)	(14,094,485)	(215,928,333)
Net increase (decrease)	(1,628,779)	($28,252,782)	(13,756,928)	($210,858,334)
Series II shares
Sold	65,405	$1,126,047	1,152,527	$17,282,817
Repurchased	(209,159)	(3,572,124)	(8,958,904)	(136,049,176)
Net increase (decrease)	(143,754)	($2,446,077)	(7,806,377)	($118,766,359)
Series III shares
Sold	—	—	2,930	$43,926
Repurchased	—	—	(23,597)	(359,609)
Net increase (decrease)	—	—	(20,667)	($315,683)
Series NAV shares
Sold	1,377,461	$23,865,753	22,769,036	$347,715,942
Repurchased	(8,645)	(145,923)	(18,643,284)	(291,465,349)
Net increase (decrease)	1,368,816	$23,719,830	4,125,752	$56,250,593
Net increase (decrease)	(403,717)	($6,979,029)	(17,458,220)	($273,689,783)

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

All Cap Value	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	139,473	$1,916,161	1,049,117	$14,822,409
Distributions reinvested	1,293,426	15,792,737	288,567	3,933,153
Repurchased	(629,499)	(8,420,772)	(10,596,370)	(153,277,355)
Net increase (decrease)	803,400	$9,288,126	(9,258,686)	($134,521,793)
Series II shares
Sold	223,767	$3,088,221	1,326,179	$18,675,229
Distributions reinvested	1,237,368	15,083,512	187,984	2,558,477
Repurchased	(507,556)	(6,817,047)	(10,303,174)	(149,487,086)
Net increase (decrease)	953,579	$11,354,686	(8,789,011)	($128,253,380)
Series III shares
Sold	2,066	$30,368	74,445	$1,017,795
Distributions reinvested	17,448	212,163	420	5,713
Repurchased	(19,655)	(251,988)	(46,346)	(666,322)
Net increase (decrease)	(141)	($9,457)	28,519	$357,186
Series NAV shares
Sold	2,742,994	$38,229,069	26,971,386	$387,452,159
Distributions reinvested	2,872,753	34,961,408	901,781	12,246,147
Repurchased	(29,367)	(361,550)	(19,190,443)	(265,991,443)
Net increase (decrease)	5,586,380	$72,828,927	8,682,724	$133,706,863
Net increase (decrease)	7,343,218	$93,462,282	(9,336,454)	($128,711,124)

a	Series NAV shares began operations on 2-28-05.

American Blue Chip Income and Growth	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series I shares
Sold	355,782	$5,918,677	242,596	$3,810,379
Distributions reinvested	11,651	189,796	26,020	384,050
Repurchased	(135,140)	(2,239,737)	(44,051)	(677,427)
Net increase (decrease)	232,293	$3,868,736	224,565	$3,517,002
Series II shares
Sold	305,371	$5,031,705	771,968	$12,223,102
Distributions reinvested	251,098	4,087,869	1,329,058	19,616,847
Repurchased	(646,562)	(10,564,417)	(1,221,653)	(19,023,957)
Net increase (decrease)	(90,093)	($1,444,843)	879,373	$12,815,992
Net increase (decrease)	142,200	$2,423,893	1,103,938	$16,332,994

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

American Bond	Six months ended 6-30-06		Year ended 12-31-05 [d,e]
	Shares	Amount	Shares	Amount
Series I shares
Sold	201,846	$2,541,793	4,041	$50,156
Repurchased	(157,734)	(1,990,608)	(16)	(202)
Net increase (decrease)	44,112	$551,185	4,025	$49,954
Series II shares
Sold	16,240,604	$204,282,222	11,962,313	$148,887,449
Repurchased	(99,974)	(1,261,361)	(130,798)	(1,616,663)
Net increase (decrease)	16,140,630	$203,020,861	11,831,515	$147,270,786
Net increase (decrease)	16,184,742	$203,572,046	11,835,540	$147,320,740

d	Series I shares began operations on 11-2-05.

e	Period from 7-29-05 (commencement of operations) to 12-31-05.

American Growth	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series I shares
Sold	707,457	$14,588,513	2,366,499	$42,436,806
Distributions reinvested	30,833	633,920	1,968	33,576
Repurchased	(152,349)	(3,120,327)	(484,109)	(8,457,476)
Net increase (decrease)	585,941	$12,102,106	1,884,358	$34,012,906
Series II shares
Sold	7,199,548	$147,150,831	16,978,908	$306,433,980
Distributions reinvested	508,722	10,428,812	62,426	1,061,939
Repurchased	(763,315)	(15,556,438)	(1,087,738)	(20,467,341)
Net increase (decrease)	6,944,955	$142,023,205	15,953,596	$287,028,578
Net increase (decrease)	7,530,896	$154,125,311	17,837,954	$321,041,484

American Growth-Income	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series I shares
Sold	140,467	$2,577,228	334,303	$5,707,476
Distributions reinvested	10,257	187,081	3,580	59,250
Repurchased	(86,442)	(1,582,158)	(84,467)	(1,407,641)
Net increase (decrease)	64,282	$1,182,151	253,416	$4,359,085
Series II shares
Sold	7,184,840	$130,913,015	16,252,575	$276,537,004
Distributions reinvested	600,096	10,927,748	203,425	3,362,631
Repurchased	(519,623)	(9,581,169)	(213,938)	(3,663,020)
Net increase (decrease)	7,265,313	$132,259,594	16,242,062	$276,236,615
Net increase (decrease)	7,329,595	$133,441,745	16,495,478	$280,595,700

American International	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,105,503	$25,178,959	1,124,285	$21,532,247
Distributions reinvested	39,228	878,697	75,887	1,353,069
Repurchased	(308,176)	(6,859,125)	(90,957)	(1,758,752)
Net increase (decrease)	836,555	$19,198,531	1,109,215	$21,126,564
Series II shares
Sold	5,678,251	$126,682,174	12,761,718	$243,862,621
Distributions reinvested	598,080	13,379,041	1,801,677	32,087,703
Repurchased	(849,919)	(19,196,623)	(1,261,935)	(25,486,345)
Net increase (decrease)	5,426,412	$120,864,592	13,301,460	$250,463,979
Net increase (decrease)	6,262,967	$140,063,123	14,410,675	$271,590,543

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Blue Chip Growth	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	8,903	$162,387	1,771,547	28,884,463
Distributions reinvested	83,047	1,499,003	238,438	3,817,652
Repurchased	(4,535,337)	(81,602,194)	(36,327,956)	(599,670,104)
Net increase (decrease)	(4,443,387)	($79,940,804)	(34,317,971)	($566,967,989)
Series II shares
Sold	386,284	$6,905,446	5,282,744	$86,468,791
Distributions reinvested	3,383	60,957	—	—
Repurchased	(769,274)	(13,813,410)	(23,124,711)	(377,843,941)
Net increase (decrease)	(379,607)	($6,847,007)	(17,841,967)	($291,375,150)
Series III shares
Sold	6,082	$108,096	74,794	$1,241,099
Distributions reinvested	—	—	61	975
Repurchased	(30,631)	(540,881)	(76,937)	(1,260,353)
Net increase (decrease)	(24,549)	($432,785)	(2,082)	($18,279)
Series NAV shares
Sold	11,581,258	$207,205,931	64,598,210	$1,065,986,900
Issued in reorganization (Note 1)	—	—	37,934,840	591,633,172
Distributions reinvested	220,900	3,980,619	272,858	4,360,295
Repurchased	(4,070,151)	(74,097,487)	(19,205,902)	(317,241,459)
Net increase (decrease)	7,732,007	$137,089,063	83,600,006	$1,344,738,908
Net increase (decrease)	2,884,464	$49,868,467	31,437,986	$486,377,490

a	Series NAV shares began operations on 2-28-05.

Capital Appreciation	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	961,116	$9,332,794	2,547,797	$23,092,453
Issued in reorganization (Note 1)	28,706,636	256,305,274	—	—
Distributions reinvested	647,040	5,765,132	—	—
Repurchased	(2,504,696)	(22,723,246)	(11,950,424)	(103,874,576)
Net increase (decrease)	27,810,096	$248,679,954	(9,402,627)	($80,782,123)
Series II shares
Sold	549,201	$5,086,266	2,611,437	$22,893,498
Issued in reorganization (Note 1)	9,639,890	85,409,549	—	—
Distributions reinvested	578,859	5,117,110	—	—
Repurchased	(1,270,791)	(11,661,623)	(12,193,200)	(104,447,249)
Net increase (decrease)	9,497,159	$83,951,302	(9,581,763)	($81,553,751)
Series III shares
Sold	—	—	4,226	$35,746
Repurchased	—	—	(29,105)	(249,291)
Net increase (decrease)	—	—	(24,879)	($213,545)
Series NAV shares
Sold	18,898,554	$172,590,248	40,231,237	$352,201,357
Issued in reorganization (Note 1)	19,574,797	174,838,881	—	—
Distributions reinvested	3,278,528	29,211,685	23,717	198,001
Repurchased	(1,225,438)	(9,890,147)	(19,603,004)	(180,516,523)
Net increase (decrease)	40,526,441	$366,750,667	20,651,950	$171,882,835
Net increase (decrease)	77,833,696	$699,381,923	1,642,681	$9,333,416

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Classic Value	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	320,022	$4,708,464	655,672	$9,504,497
Distributions reinvested	4,360	64,180	41,325	594,956
Repurchased	(7,912)	(116,344)	(115,046)	(1,634,792)
Net increase (decrease)	316,470	$4,656,300	581,951	$8,464,661
Series II shares
Sold	449,696	$6,629,152	875,999	$12,292,403
Distributions reinvested	5,944	87,381	66,759	960,153
Repurchased	(162,197)	(2,386,308)	(391,722)	(5,538,258)
Net increase (decrease)	293,443	$4,330,225	551,036	$7,714,298
Series NAV shares
Sold	206,694	$3,053,624	191,879	$2,843,916
Distributions reinvested	1,454	21,419	9,621	138,638
Repurchased	(7,436)	(109,033)	(11,353)	(164,267)
Net increase (decrease)	200,712	$2,966,010	190,147	$2,818,287
Net increase (decrease)	810,625	$11,952,535	1,323,134	$18,997,246

b	Series NAV shares began operations on 4-29-05.

Core Equity	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	38,535	$572,346	2,048,503	$28,131,300
Distributions reinvested	6,692	94,623	—	—
Repurchased	(12,227)	(168,990)	(15,622,666)	(216,147,708)
Net increase (decrease)	33,000	$497,979	(13,574,163)	($188,016,408)
Series II shares
Sold	415,881	$5,959,200	4,321,752	$59,519,236
Distributions reinvested	234,764	3,307,820	—	—
Repurchased	(567,736)	(8,098,063)	(17,224,391)	(238,177,489)
Net increase (decrease)	82,909	$1,168,957	(12,902,639)	($178,658,253)
Series III shares
Sold	—	—	8,414	$115,246
Repurchased	—	—	(51,159)	(705,809)
Net increase (decrease)	—	—	(42,745)	($590,563)
Series NAV shares
Sold	8,553,980	$124,189,741	51,258,517	$711,446,111
Distributions reinvested	1,966,461	27,825,424	—	—
Repurchased	(9,319,783)	(130,830,143)	(24,570,414)	(340,233,163)
Net increase (decrease)	1,200,658	$21,185,022	26,688,103	$371,212,948
Net increase (decrease)	1,316,567	$22,851,958	168,556	$3,947,724

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

Dynamic Growth	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	739,118	$4,309,395	2,040,045	$10,315,845
Repurchased	(3,012,536)	(17,379,701)	(4,341,568)	(21,957,228)
Net increase (decrease)	(2,273,418)	($13,070,306)	(2,301,523)	($11,641,383)
Series II shares
Sold	616,908	$3,615,468	1,883,178	$9,419,995
Repurchased	(1,683,868)	(9,691,250)	(2,263,519)	(11,508,367)
Net increase (decrease)	(1,066,960)	($6,075,782)	(380,341)	($2,088,372)
Series NAV shares
Sold	26,581	$155,988	2,890,408	$14,613,603
Repurchased	(7,464)	(42,641)	(2,831,219)	(14,359,341)
Net increase (decrease)	19,117	$113,347	59,189	$254,262
Net increase (decrease)	(3,321,261)	($19,032,741)	(2,622,675)	($13,475,493)

b	Series NAV shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Emerging Growth	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	40,524	$629,559	1,120,048	$18,169,700
Distributions reinvested	54,179	683,198	—	—
Repurchased	(63,643)	(878,207)	(18,371,827)	(298,619,207)
Net increase (decrease)	31,060	$434,550	(17,251,779)	($280,449,507)
Series II shares
Sold	652,292	$10,917,344	491,684	$8,103,799
Distributions reinvested	464,825	5,801,012	—	—
Repurchased	(486,146)	(6,767,772)	(846,552)	(13,766,589)
Net increase (decrease)	630,971	$9,950,584	(354,868)	($5,662,790)
Series III shares
Sold	14,055	$256,210	14,541	$249,887
Distributions reinvested	6,265	78,744	—	—
Repurchased	(30,649)	(472,839)	(13,403)	(227,559)
Net increase (decrease)	(10,329)	($137,885)	1,138	$22,328
Series NAV shares
Sold	117,630	$1,725,579	1,414,907	$23,182,361
Distributions reinvested	363,204	4,583,631	—	—
Repurchased	(38,407)	(576,737)	(782,490)	(12,792,862)
Net increase (decrease)	442,427	$5,732,473	632,417	$10,389,499
Net increase (decrease)	1,094,129	$15,979,722	(16,973,092)	($275,700,470)

a	Series NAV shares began operations on 2-28-05.

Emerging Small Company	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	149,228	$4,688,608	662,234	$18,704,430
Distributions reinvested	422,534	13,288,681	—	—
Repurchased	(882,646)	(27,554,900)	(5,746,240)	(162,776,841)
Net increase (decrease)	(310,884)	($9,577,611)	(5,084,006)	($144,072,411)
Series II shares
Sold	141,838	$4,401,878	682,659	$19,044,554
Distributions reinvested	118,105	3,688,432	—	—
Repurchased	(574,751)	(17,546,556)	(2,492,599)	(70,269,800)
Net increase (decrease)	(314,808)	($9,456,246)	(1,809,940)	($51,225,246)
Series III shares
Sold	332	$10,399	6,668	$192,659
Distributions reinvested	296	9,264	—	—
Repurchased	(6,590)	(188,734)	(6,826)	(193,478)
Net increase (decrease)	(5,962)	($169,071)	(158)	($819)
Series NAV shares
Sold	9,305	$291,567	5,715,612	$162,244,192
Distributions reinvested	356	11,210	—	—
Repurchased	(1,945)	(63,112)	(5,711,362)	(160,094,357)
Net increase (decrease)	7,716	$239,665	4,250	$2,149,835
Net increase (decrease)	(623,938)	($18,963,263)	(6,889,854)	($193,148,641)

a	Series NAV shares began operations on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Equity-Income	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	232,289	$3,982,887	1,425,247	23,639,402
Distributions reinvested	3,982,430	64,913,617	3,134,726	50,908,103
Repurchased	(5,488,525)	(93,170,353)	(34,451,874)	(576,299,993)
Net increase (decrease)	(1,273,806)	($24,273,849)	(29,891,901)	($501,752,488)
Series II shares
Sold	250,055	$4,217,966	3,760,093	$62,426,031
Distributions reinvested	1,426,051	23,173,330	801,814	12,989,335
Repurchased	(1,953,542)	(32,929,073)	(20,245,796)	(346,218,315)
Net increase (decrease)	(277,436)	($5,537,777)	(15,683,889)	($270,802,949)
Series III shares
Sold	2,232	$38,243	30,267	$500,787
Distributions reinvested	3,575	58,091	1,142	18,519
Repurchased	(48,375)	(788,479)	(63,081)	(1,078,727)
Net increase (decrease)	(42,568)	($692,145)	(31,672)	($559,421)
Series NAV shares
Sold	5,624,344	$96,084,482	54,403,906	$921,873,051
Issued in reorganization (Note 1)	—	—	40,037,388	631,347,177
Distributions reinvested	6,212,464	101,076,784	1,896,543	30,742,857
Repurchased	(14,540,163)	(242,717,380)	(25,792,822)	(416,576,330)
Net increase (decrease)	(2,703,355)	($45,556,114)	70,545,015	$1,167,386,755
Net increase (decrease)	(4,297,165)	($76,059,885)	24,937,553	$394,271,897

a	Series NAV shares began operations on 2-28-05.

Financial Services	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	188,650	$2,979,491	400,083	$5,903,700
Distributions reinvested	12,497	198,446	13,897	190,523
Repurchased	(476,901)	(7,513,618)	(696,274)	(9,721,109)
Net increase (decrease)	(275,754)	($4,335,681)	(282,294)	($3,626,886)
Series II shares
Sold	240,353	$3,763,746	239,518	$3,462,418
Distributions reinvested	6,289	99,485	6,118	83,570
Repurchased	(408,394)	(6,417,455)	(426,965)	(5,987,565)
Net increase (decrease)	(161,752)	($2,554,224)	(181,329)	($2,441,577)
Series III shares
Sold	11,671	$181,164	5,345	$80,775
Distributions reinvested	10	166	32	436
Repurchased	(24,483)	(386,236)	(1,376)	(18,623)
Net increase (decrease)	(12,802)	($204,906)	4,001	$62,588
Series NAV shares
Sold	14,076	$223,507	19,427	$284,985
Issued in reorganization (Note 1)	—	—	4,003,461	53,326,562
Distributions reinvested	15,302	242,848	—	—
Repurchased	(338,729)	(5,346,185)	(495,729)	(6,992,064)
Net increase (decrease)	(309,351)	($4,879,830)	3,527,159	$46,619,483
Net increase (decrease)	(759,659)	($11,974,641)	3,067,537	$40,613,608

b	Series NAV shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Fundamental Value	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	166,706	$2,571,675	1,512,294	$21,556,098
Distributions reinvested	541,390	8,120,853	78,860	1,115,914
Repurchased	(1,243,642)	(19,141,068)	(18,801,731)	(270,429,032)
Net increase (decrease)	(535,546)	($8,448,540)	(17,210,577)	($247,757,020)
Series II shares
Sold	2,242,716	$34,323,380	5,345,708	$76,851,441
Distributions reinvested	772,629	11,550,804	32,502	458,638
Repurchased	(728,837)	(11,132,909)	(15,143,378)	(217,107,606)
Net increase (decrease)	2,286,508	$34,741,275	(9,765,168)	($139,797,527)
Series III shares
Sold	3,010	$46,319	89,525	$1,284,872
Distributions reinvested	2,807	41,960	37	526
Repurchased	(46,159)	(690,834)	(70,575)	(1,012,092)
Net increase (decrease)	(40,342)	($602,555)	18,987	$273,306
Series NAV shares
Sold	7,614,160	$116,995,092	52,678,640	$754,159,853
Distributions reinvested	1,594,930	23,860,148	206,002	2,908,754
Repurchased	(8,880,059)	(135,875,025)	(21,332,144)	(307,608,776)
Net increase (decrease)	329,031	$4,980,215	31,552,498	$449,459,831
Net increase (decrease)	2,039,651	$30,670,395	4,595,740	$62,178,590

a	Series NAV shares began operations on 2-28-05.

Global	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	108,495	$1,840,375	142,222	$2,184,419
Distributions reinvested	274,293	4,630,069	297,087	4,361,312
Repurchased	(1,424,740)	(24,108,592)	(3,418,887)	(51,752,288)
Net increase (decrease)	(1,041,952)	($17,638,148)	(2,979,578)	($45,206,557)
Series II shares
Sold	248,764	$4,211,197	606,062	$9,034,012
Distributions reinvested	27,156	456,497	23,675	346,365
Repurchased	(305,369)	(5,129,052)	(281,466)	(4,245,621)
Net increase (decrease)	(29,449)	($461,358)	348,271	$5,134,756
Series III shares
Sold	1,220	$20,375	6,428	$98,369
Distributions reinvested	162	2,724	118	1,721
Repurchased	(16,126)	(271,135)	(3,031)	(45,029)
Net increase (decrease)	(14,744)	($248,036)	3,515	$55,061
Series NAV shares
Sold	54,593	$919,008	26,210	$403,962
Distributions reinvested	941	15,862	—	—
Repurchased	(4,389)	(74,623)	(128)	(1,984)
Net increase (decrease)	51,145	$860,247	26,082	$401,978
Net increase (decrease)	(1,035,000)	($17,487,295)	(2,601,710)	($39,614,762)

b	Series NAV shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Global Allocation	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	664,600	$7,776,300	1,093,511	$11,773,720
Distributions reinvested	76,961	895,831	68,095	725,884
Repurchased	(371,291)	(4,339,676)	(4,317,259)	(47,122,927)
Net increase (decrease)	370,270	$4,332,455	(3,155,653)	($34,623,323)
Series II shares
Sold	2,599,360	$30,190,240	5,661,357	$61,274,362
Distributions reinvested	98,631	1,142,146	52,424	557,261
Repurchased	(375,600)	(4,370,667)	(4,380,164)	(47,602,358)
Net increase (decrease)	2,322,391	$26,961,719	1,333,617	$14,229,265
Series III shares
Sold	—	—	872	$9,336
Repurchased	—	—	(12,044)	(131,084)
Net increase (decrease)	—	—	(11,172)	($121,748)
Series NAV shares
Sold	39,230	$455,537	8,571,107	$93,443,468
Distributions reinvested	622	7,220	95,502	1,017,120
Repurchased	(20,771)	(238,964)	(8,628,969)	(90,524,689)
Net increase (decrease)	19,081	$223,793	37,640	$3,935,899
Net increase (decrease)	2,711,742	$31,517,967	(1,795,568)	($16,579,907)

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

Global Real Estate	Period ended 6-30-06 [a]
	Shares	Amount
Series NAV shares
Sold	28,739,952	$357,515,563
Repurchased	(151,967)	(1,787,344)
Net increase (decrease)	28,587,985	$355,728,219

a	Period from 4-28-06 (commencement of operations) to 6-30-06.

Growth & Income (formerly, Growth & Income II)	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	459,554	$5,887,714	1,713,436	$21,374,046
Distributions reinvested	10,977,620	135,354,061	7,793,313	95,962,057
Repurchased	(10,906,856)	(139,665,542)	(17,742,755)	(222,535,788)
Net increase (decrease)	530,318	$1,576,233	(8,236,006)	($105,199,685)

Health Sciences	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	746,390	$12,259,731	1,071,109	$15,662,026
Distributions reinvested	871,147	12,553,230	659,132	8,641,227
Repurchased	(1,191,168)	(18,100,609)	(1,315,963)	(18,760,170)
Net increase (decrease)	426,369	$6,712,352	414,278	$5,543,083
Series II shares
Sold	418,083	$6,765,944	816,821	$11,970,346
Distributions reinvested	566,459	8,094,695	426,705	5,564,237
Repurchased	(864,354)	(12,851,490)	(936,358)	(13,570,490)
Net increase (decrease)	120,188	$2,009,149	307,168	$3,964,093
Series III shares
Sold	25,459	$424,198	23,185	$340,916
Distributions reinvested	3,558	51,088	1,427	18,734
Repurchased	(51,678)	(765,640)	(8,878)	(127,976)
Net increase (decrease)	(22,661)	($290,354)	15,734	$231,674
Series NAV shares
Sold	283,566	$4,600,415	246,165	$3,533,128
Issued in reorganization (Note 1)	—	—	1,838,214	23,874,921
Distributions reinvested	198,225	2,858,402	—	—
Repurchased	(192,887)	(3,096,431)	(248,045)	(3,606,124)
Net increase (decrease)	288,904	$4,362,386	1,836,334	$23,801,925
Net increase (decrease)	812,800	$12,793,533	2,573,514	$33,540,775

b	Series NAV shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Income & Value	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	213,315	$2,403,160	128,109	$1,385,863
Distributions reinvested	888,633	10,103,752	918,819	9,758,101
Repurchased	(4,435,120)	(51,025,104)	(12,030,312)	(131,593,297)
Net increase (decrease)	(3,333,172)	($38,518,192)	(10,983,384)	($120,449,333)
Series II shares
Sold	490,163	$5,501,593	186,299	$2,007,901
Distributions reinvested	171,910	1,946,009	172,185	1,819,960
Repurchased	(1,270,551)	(14,416,925)	(2,202,096)	(23,900,232)
Net increase (decrease)	(608,478)	($6,969,323)	(1,843,612)	($20,072,371)
Series NAV shares
Sold	92,787	$1,080,478	46,233	$509,419
Distributions reinvested	2,791	31,732	—	—
Repurchased	(17,443)	(201,501)	(456)	(4,994)
Net increase (decrease)	78,135	$910,709	45,777	$504,425
Net increase (decrease)	(3,863,515)	($44,576,806)	(12,781,219)	($140,017,279)

b	Series NAV shares began operations on 4-29-05.

International Core (formerly, International Stock)	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	584,690	$8,127,429	2,448,124	$27,406,862
Distributions reinvested	528,473	7,113,247	106,458	1,177,402
Repurchased	(1,073,502)	(14,286,359)	(25,083,806)	(288,207,143)
Net increase (decrease)	39,661	$954,317	(22,529,224)	($259,622,879)
Series II shares
Sold	568,355	$7,840,792	2,919,289	$32,310,365
Distributions reinvested	127,000	1,715,773	—	—
Repurchased	(483,363)	(6,377,667)	(23,214,986)	(265,146,085)
Net increase (decrease)	211,992	$3,178,898	(20,295,697)	($232,835,720)
Series III shares
Sold	—	—	9,350	$101,562
Repurchased	—	—	(71,745)	(817,244)
Net increase (decrease)	—	—	(62,395)	($715,682)
Series NAV shares
Sold	12,866,130	$169,896,250	76,958,020	$882,278,448
Distributions reinvested	3,042,705	40,893,955	478,663	5,279,846
Repurchased	(1,799,405)	(24,805,403)	(22,427,355)	(263,177,640)
Net increase (decrease)	14,109,430	$185,984,802	55,009,328	$624,380,654
Net increase (decrease)	14,361,083	$190,118,017	12,122,012	$131,206,373

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

International Opportunities	Six months ended 6-30-06		Period ended 12-31-05 [f]
	Shares	Amount	Shares	Amount
Series I shares
Sold	272,002	$4,455,596	46,067	$637,073
Distributions reinvested	9,094	148,234	—	—
Repurchased	(184,489)	(2,993,536)	(33,547)	(460,955)
Net increase (decrease)	96,607	$1,610,294	12,520	$176,118
Series II shares
Sold	1,296,932	$21,190,936	893,058	$12,692,447
Distributions reinvested	76,761	1,251,973	—	—
Repurchased	(472,178)	(7,263,103)	(48,706)	(705,813)
Net increase (decrease)	901,515	$15,179,806	844,352	$11,986,634
Series NAV shares
Sold	10,840,732	$175,799,225	34,085,832	$433,061,937
Distributions reinvested	1,396,000	22,768,760	—	—
Repurchased	(286,532)	(4,675,413)	(12,726,717)	(173,640,457)
Net increase (decrease)	11,950,200	$193,892,572	21,359,115	$259,421,480
Net increase (decrease)	12,948,322	$210,682,672	22,215,987	$271,584,232

f	Period from 4-29-05 (commencement of operations) to 12-31-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

International Small Cap	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	531,760	$11,156,546	1,779,567	$32,007,988
Distributions reinvested	79,010	1,697,141	88,966	1,590,684
Repurchased	(980,963)	(20,361,876)	(12,157,654)	(223,686,836)
Net increase (decrease)	(370,193)	($7,508,189)	(10,289,121)	($190,088,164)
Series II shares
Sold	776,871	$16,708,545	1,498,061	$26,859,211
Distributions reinvested	25,034	538,977	6,469	115,986
Repurchased	(715,409)	(15,247,955)	(9,710,217)	(178,609,151)
Net increase (decrease)	86,496	$1,999,567	(8,205,687)	($151,633,954)
Series III shares
Sold	1,515	$31,325	10,358	$186,905
Distributions reinvested	72	1,554	23	414
Repurchased	(7,646)	(159,365)	(29,920)	(549,257)
Net increase (decrease)	(6,059)	($126,486)	(19,539)	($361,938)
Series NAV shares
Sold	3,518,783	$72,762,118	27,764,524	$508,915,733
Distributions reinvested	242,281	5,192,079	192,314	3,430,797
Repurchased	(8,032,117)	(177,063,040)	(8,165,078)	(150,038,369)
Net increase (decrease)	(4,271,053)	($99,108,843)	19,791,760	$362,308,161
Net increase (decrease)	(4,560,809)	($104,743,951)	1,277,413	$20,224,105

a	Series NAV shares began operations on 2-28-05.

International Small Company	Period ended 6-30-06 [j]
	Shares	Amount
Series NAV shares
Sold	15,636,711	$193,671,657
Repurchased	(30,056)	(373,733)
Net increase (decrease)	15,606,655	$193,297,924

j	Period from 4-28-06 (commencement of operations) to 6-30-06.

International Value	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	523,380	$8,681,973	4,611,332	$67,922,532
Issued in reorganization (Note 1)	—		13,018,969	185,660,223
Distributions reinvested	1,627,374	26,233,263	440,075	6,469,072
Repurchased	(2,776,991)	(46,233,062)	(24,059,118)	(366,581,417)
Net increase (decrease)	(626,237)	($11,317,826)	(5,988,742)	($106,529,590)
Series II shares
Sold	437,884	$7,183,858	2,754,151	$40,864,540
Issued in reorganization (Note 1)	—		2,898,610	41,266,937
Distributions reinvested	853,278	13,720,708	229,638	3,371,043
Repurchased	(1,545,018)	(25,524,721)	(17,671,415)	(268,676,122)
Net increase (decrease)	(253,856)	($4,620,155)	(11,789,016)	($183,173,602)
Series III shares
Sold	—	—	5,119	$74,611
Repurchased	—	—	(46,280)	(705,008)
Net increase (decrease)	—	—	(41,161)	($630,397)
Series NAV shares
Sold	7,178,091	$143,400,990	95,386,424	$1,402,317,151
Distributions reinvested	3,301,765	53,026,347	742,329	10,889,821
Repurchased	(9,101,879)	(179,764,530)	(53,310,483)	(783,623,891)
Net increase (decrease)	1,377,977	$16,662,807	42,818,270	$629,583,081
Net increase (decrease)	497,884	$724,826	24,999,351	$339,249,492

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Large Cap	Six months ended 6-30-06		Period ended 12-31-05 [f]
	Shares	Amount	Shares	Amount
Series I shares
Sold	94,446	$1,323,681	133,386	$1,740,876
Distributions reinvested	112	1,581	—	—
Repurchased	(64,692)	(909,602)	(132,049)	(1,772,124)
Net increase (decrease)	29,866	$415,660	1,337	($31,248)
Series II shares
Sold	27,813	$396,135	77,809	$1,060,055
Distributions reinvested	2,036	28,610	—	—
Repurchased	(10,685)	(152,989)	(11,353)	(157,729)
Net increase (decrease)	19,164	$271,756	66,456	$902,326
Series NAV shares
Sold	2,427,985	$34,722,398	11,794,914	$151,814,861
Distributions reinvested	292,234	4,108,803	—	—
Repurchased	(56,924)	(783,771)	(2,962,887)	(39,364,615)
Net increase (decrease)	2,663,295	$38,047,430	8,832,027	$112,450,246
Net increase (decrease)	2,712,325	$38,734,846	8,899,820	$113,321,324

f	Period from 4-29-05 (commencement of operations) to 12-31-05.

Large Cap Value	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	218,068	$4,895,133	954,021	$18,869,799
Distributions reinvested	45,346	959,059	—	—
Repurchased	(227,352)	(4,997,195)	(4,272,651)	(84,652,956)
Net increase (decrease)	36,062	$856,997	(3,318,630)	($65,783,157)
Series II shares
Sold	768,977	$16,461,836	3,163,730	$62,923,083
Distributions reinvested	364,018	7,673,498	—	—
Repurchased	(1,021,245)	(22,093,686)	(4,432,994)	(88,032,618)
Net increase (decrease)	111,750	$2,041,648	(1,269,264)	($25,109,535)
Series III shares
Sold	—	—	1,419	$26,812
Repurchased	—	—	(11,363)	(224,488)
Net increase (decrease)	—	—	(9,944)	($197,676)
Series NAV shares
Sold	4,748,618	$102,354,588	12,324,695	$248,143,767
Distributions reinvested	671,443	14,214,434	4	50
Repurchased	(702,477)	(14,201,218)	(5,599,557)	(113,393,637)
Net increase (decrease)	4,717,584	$102,367,804	6,725,142	$134,750,180
Net increase (decrease)	4,865,396	$105,266,449	2,127,304	$43,659,812

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

Managed	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	118,520	$1,575,782	41,417,158	$553,883,140
Distributions reinvested	11,876,688	149,765,039	3,803,447	50,974,961
Repurchased	(10,366,391)	(135,836,380)	(58,438,564)	(785,340,327)
Net increase (decrease)	1,628,817	$15,504,441	(13,217,959)	($180,482,226)

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Mid Cap Core	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	213,731	$3,711,009	387,841	$6,449,494
Distributions reinvested	4,410	74,789	45,461	722,393
Repurchased	(167,001)	(2,900,241)	(1,533,338)	(26,022,479)
Net increase (decrease)	51,140	$885,557	(1,100,036)	($18,850,592)
Series II shares
Sold	199,468	$3,382,931	360,939	$6,017,858
Distributions reinvested	66,919	1,129,585	242,668	3,841,443
Repurchased	(261,119)	(4,470,762)	(1,132,423)	(19,068,784)
Net increase (decrease)	5,268	$41,754	(528,816)	($9,209,483)
Series III shares
Sold	—	—	664	$11,400
Repurchased	—	—	(3,975)	(70,056)
Net increase (decrease)	—	—	(3,311)	($58,656)
Series NAV shares
Sold	4,617,963	$79,592,266	17,745,083	$284,293,518
Distributions reinvested	568,243	9,631,721	136,149	2,164,779
Repurchased	(4,727,997)	(81,432,821)	(2,688,660)	(42,905,470)
Net increase (decrease)	458,209	$7,791,166	15,192,572	$243,552,827
Net increase (decrease)	514,617	$8,718,477	13,560,409	$215,434,096

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

Mid Cap Stock	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	415,330	$6,686,850	4,492,660	$58,622,146
Issued in reorganization (Note 1)	—	—	13,603,209	166,534,940
Distributions reinvested	987,199	15,785,313	656,384	8,473,957
Repurchased	(2,384,717)	(38,264,378)	(18,878,979)	(259,397,509)
Net increase (decrease)	(982,188)	($15,792,215)	(126,726)	($25,766,466)
Series II shares
Sold	615,834	$9,817,749	2,223,037	$30,688,983
Issued in reorganization (Note 1)	—	—	3,196,971	38,922,544
Distributions reinvested	475,225	7,537,071	343,123	4,405,714
Repurchased	(1,074,712)	(17,117,757)	(10,309,775)	(139,985,027)
Net increase (decrease)	16,347	$237,063	(4,546,644)	($65,967,786)
Series III shares
Sold	55,564	$878,500	162,830	$2,285,158
Distributions reinvested	7,307	116,402	3,514	45,364
Repurchased	(161,102)	(2,516,933)	(68,220)	(942,308)
Net increase (decrease)	(98,231)	($1,522,031)	98,124	$1,388,214
Series NAV shares
Sold	2,750,447	$43,472,955	22,283,622	$305,353,837
Issued in reorganization (Note 1)	—	—	16,869,292	206,708,528
Distributions reinvested	1,092,728	17,494,578	658,218	8,504,218
Repurchased	(2,155,116)	(33,070,755)	(14,198,797)	(185,764,135)
Net increase (decrease)	1,688,059	$27,896,778	25,612,335	$334,802,448
Net increase (decrease)	623,987	$10,819,595	21,037,089	$244,456,410

a	Series NAV shares began operations on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Mid Cap Value	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	329,751	$5,523,212	2,459,542	$43,831,973
Distributions reinvested	3,025,545	48,196,939	794,373	13,766,327
Repurchased	(1,942,877)	(33,990,799)	(9,558,219)	(171,083,291)
Net increase (decrease)	1,412,419	$19,729,352	(6,304,304)	($113,484,991)
Series II shares
Sold	109,999	$1,928,359	1,122,726	$19,846,208
Distributions reinvested	2,493,527	39,597,203	512,234	8,856,449
Repurchased	(1,700,822)	(29,365,427)	(4,982,801)	(90,075,087)
Net increase (decrease)	902,704	$12,160,135	(3,347,841)	($61,372,430)
Series III shares
Sold	3,707	$67,000	40,411	$722,761
Distributions reinvested	12,444	196,965	2,420	41,739
Repurchased	(83,968)	(1,340,876)	(46,163)	(824,076)
Net increase (decrease)	(67,817)	($1,076,911)	(3,332)	($59,576)
Series NAV shares
Sold	1,037,872	$19,323,351	9,899,931	$179,498,196
Distributions reinvested	1,063,393	16,918,575	278,317	4,817,617
Repurchased	(5,150,207)	(83,638,328)	(5,746,778)	(101,744,602)
Net increase (decrease)	(3,048,942)	($47,396,402)	4,431,470	$82,571,211
Net increase (decrease)	(801,636)	($16,583,826)	(5,224,007)	($92,345,786)

a	Series NAV shares began operations on 2-28-05.

Mid Cap Value Equity	Period ended 6-30-06 [a]
	Shares	Amount
Series NAV shares
Sold	7,119,175	$88,750,103
Repurchased	(5,190)	(63,727)
Net increase (decrease)	7,113,985	$88,686,376

a	Period from 4-28-06 (commencement of operations) to 6-30-06.

Mid Value	Six months ended 6-30-06		Year ended 12-31-05 [g]
	Shares	Amount	Shares	Amount
Series I shares
Sold	157,146	$1,958,748	54,370	$649,731
Distributions reinvested	9,734	116,618	321	3,771
Repurchased	(14,451)	(176,106)	(8,122)	(98,596)
Net increase (decrease)	152,429	$1,899,260	46,569	$554,906
Series II shares
Sold	498,324	$6,274,092	399,745	$4,789,939
Distributions reinvested	59,926	717,319	2,655	31,150
Repurchased	(73,391)	(881,024)	(9,404)	(110,568)
Net increase (decrease)	484,859	$6,110,387	392,996	$4,710,521
Series NAV shares
Sold	311,631	$3,938,258	1,162,334	$13,504,413
Distributions reinvested	1,110,625	13,283,075	202,682	2,376,682
Repurchased	(1,460,300)	(18,153,010)	(3,577,280)	(40,893,844)
Net increase (decrease)	(38,044)	($931,677)	(2,212,264)	($25,012,749)
Net increase (decrease)	599,244	$7,077,970	(1,772,699)	($19,747,322)

g	Series I and Series II shares began operations on 4-29-05.

Money Market	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series I shares
Sold	37,008,007	$370,080,066	54,856,039	$548,560,372
Distributions reinvested	4,361,819	43,618,194	5,935,246	59,351,990
Repurchased	(18,775,581)	(187,755,807)	(68,121,740)	(681,216,996)
Net increase (decrease)	22,594,245	$225,942,453	(7,330,455)	($73,304,634)
Series II shares
Sold	28,506,168	$285,061,679	22,550,646	$225,506,434
Distributions reinvested	537,176	5,371,763	554,945	5,549,457
Repurchased	(10,167,449)	(101,674,494)	(18,634,133)	(186,341,326)
Net increase (decrease)	18,875,895	$188,758,948	4,471,458	$44,714,565
Series III shares
Sold	401,714	$4,017,125	2,347,504	$23,475,038
Distributions reinvested	12,077	120,788	11,691	116,910
Repurchased	(547,835)	(5,478,352)	(2,022,940)	(20,229,402)
Net increase (decrease)	(134,044)	($1,340,439)	336,255	$3,362,546
Net increase (decrease)	41,336,096	$413,360,962	(2,522,742)	($25,227,523)

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Money Market B	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	137,766,779	$137,766,779	254,051,507	$254,051,507
Distributions reinvested	9,890,348	9,890,348	13,693,261	13,693,261
Repurchased	(84,946,276)	(84,946,276)	(297,974,411)	(297,974,411)
Net increase (decrease)	62,710,851	$62,710,851	(30,229,643)	($30,229,643)

Natural Resources	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	261,339	$8,734,385	1,838,367	$46,160,303
Distributions reinvested	117,636	3,611,440	26,753	640,183
Repurchased	(116,643)	(3,828,027)	(11,672,794)	(294,439,223)
Net increase (decrease)	262,332	$8,517,798	(9,807,674)	($247,638,737)
Series II shares
Sold	1,734,195	$57,159,942	4,183,967	$106,368,505
Distributions reinvested	1,487,822	45,408,334	127,290	3,033,273
Repurchased	(1,505,539)	(44,687,795)	(12,305,847)	(307,134,327)
Net increase (decrease)	1,716,478	$57,880,481	(7,994,590)	($197,732,549)
Series III shares
Sold	36,786	$1,233,872	67,221	$1,813,444
Distributions reinvested	12,411	378,892	445	10,584
Repurchased	(83,122)	(2,558,154)	(57,116)	(1,435,221)
Net increase (decrease)	(33,925)	($945,390)	10,550	$388,807
Series NAV shares
Sold	4,668,550	$141,612,018	37,202,636	$954,183,203
Distributions reinvested	3,592,596	109,825,663	536,038	12,778,911
Repurchased	(1,302,852)	(42,287,452)	(21,950,495)	(607,599,342)
Net increase (decrease)	6,958,294	$209,150,229	15,788,179	$359,362,772
Net increase (decrease)	8,903,179	$274,603,118	(2,003,535)	($85,619,707)

a	Series NAV shares began operations on 2-28-05.

Overseas Equity	Six months ended 6-30-06		Year ended 12-31-05 [g]
	Shares	Amount	Shares	Amount
Series I shares
Sold	83,700	$1,099,877	35,907	$421,973
Distributions reinvested	3,226	42,129	361	4,143
Repurchased	(17,649)	(222,205)	(6,787)	(80,712)
Net increase (decrease)	69,277	$919,801	29,481	$345,404
Series II shares
Sold	406,931	$5,341,383	426,570	$4,939,822
Distributions reinvested	20,125	261,629	3,169	36,189
Repurchased	(240,669)	(3,086,784)	(67,437)	(787,358)
Net increase (decrease)	186,387	$2,516,228	362,302	$4,188,653
Series NAV shares
Sold	15,392,351	$204,741,934	1,193,920	$13,098,615
Distributions reinvested	844,560	10,937,045	554,492	6,239,211
Repurchased	(886,366)	(11,483,899)	(4,783,250)	(52,934,960)
Net increase (decrease)	15,350,545	$204,195,080	(3,034,838)	($33,597,134)
Net increase (decrease)	15,606,209	$207,631,109	(2,643,055)	($29,063,077)

g	Series I and Series II shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Pacific Rim	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,388,032	$30,093,101	2,984,077	$31,230,485
Distributions reinvested	92,058	1,181,100	78,610	743,689
Repurchased	(1,730,898)	(20,852,590)	(1,502,121)	(14,535,010)
Net increase (decrease)	749,192	$10,421,611	1,560,566	$17,439,164
Series II shares
Sold	1,240,553	$15,478,602	2,286,513	$24,032,385
Distributions reinvested	28,449	363,857	23,027	217,372
Repurchased	(1,531,732)	(18,484,209)	(960,284)	(9,394,669)
Net increase (decrease)	(262,730)	($2,641,750)	1,349,256	$14,855,088
Series III shares
Sold	44,400	$541,005	46,313	$502,545
Distributions reinvested	229	2,930	64	599
Repurchased	(91,341)	(1,119,931)	(3,641)	(39,241)
Net increase (decrease)	(46,712)	($575,996)	42,736	$463,903
Series NAV shares
Sold	461,941	$5,785,643	606,610	$6,321,496
Distributions reinvested	6,879	88,528	—	—
Repurchased	(195,714)	(2,422,566)	(73,992)	(804,016)
Net increase (decrease)	273,106	$3,451,605	532,618	$5,517,480
Net increase (decrease)	712,856	$10,655,470	3,485,176	$38,275,635

b	Series NAV shares began operations on 4-29-05.

Quantitative All Cap	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	217,427	$3,623,515	280,686	$4,688,695
Distributions reinvested	955,823	15,723,288	1,593,379	26,287,576
Repurchased	(1,388,533)	(23,436,331)	(3,394,851)	(56,519,597)
Net increase (decrease)	(215,283)	($4,089,528)	(1,520,786)	($25,543,326)
Series II shares
Sold	41,654	$707,591	144,857	$2,413,963
Distributions reinvested	19,888	326,565	29,471	486,035
Repurchased	(42,308)	(712,053)	(92,965)	(1,539,827)
Net increase (decrease)	19,234	$322,103	81,363	$1,360,171
Series III shares
Sold	2,289	$39,301	19,243	$321,628
Distributions reinvested	3,482	57,285	5,850	96,668
Repurchased	(79,315)	(1,301,201)	(8,586)	(146,051)
Net increase (decrease)	(73,544)	($1,204,615)	16,507	$272,245
Series NAV shares
Sold	4,401	$74,568	3,245	$55,196
Distributions reinvested	214	3,535	169	2,818
Repurchased	(261)	(4,393)	(810)	(13,522)
Net increase (decrease)	4,354	$73,710	2,604	$44,492
Net increase (decrease)	(265,239)	($4,898,330)	(1,420,312)	($23,866,418)

b	Series NAV shares began operations on 4-29-05.

Quantitative Mid Cap	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	188,282	$2,610,349	1,116,367	$15,101,651
Distributions reinvested	507,636	5,543,389	—	—
Repurchased	(310,558)	(3,967,130)	(10,062,936)	(136,095,779)
Net increase (decrease)	385,360	$4,186,608	(8,946,569)	($120,994,128)
Series II shares
Sold	189,677	$2,639,520	551,462	$7,502,584
Distributions reinvested	476,514	5,141,590	—	—
Repurchased	(351,123)	(4,148,440)	(409,448)	(5,498,128)
Net increase (decrease)	315,068	$3,632,670	142,014	$2,004,456
Series NAV shares
Sold	118,934	$1,479,010	820,956	$11,342,166
Distributions reinvested	348,183	3,805,635	—	—
Repurchased	(42,732)	(528,592)	(7,012)	(100,785)
Net increase (decrease)	424,385	$4,756,053	813,944	$11,241,381
Net increase (decrease)	1,124,813	$12,575,331	(7,990,611)	($107,748,291)

b	Series NAV shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Quantitative Value	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	23,680	$330,707	1,232,680	$17,918,869
Distributions reinvested	3,412	44,937	579,474	8,054,750
Repurchased	(28,143)	(448,645)	(14,226,706)	(202,913,411)
Net increase (decrease)	(1,051)	($73,001)	(12,414,552)	($176,939,792)
Series II shares
Sold	135,313	$2,063,637	529,704	$7,720,777
Distributions reinvested	54,738	723,632	3,982	55,550
Repurchased	(59,547)	(884,100)	(3,255,216)	(48,751,899)
Net increase (decrease)	130,504	$1,903,169	(2,721,530)	($40,975,572)
Series III shares
Sold	—	—	991	$14,444
Repurchased	—	—	(7,679)	(114,827)
Net increase (decrease)	—	—	(6,688)	($100,383)
Series NAV shares
Sold	9,121,072	$127,672,453	23,289,585	$330,025,742
Distributions reinvested	3,022,278	39,803,405	342,811	4,761,626
Repurchased	(48,272)	(626,256)	(11,047,546)	(156,595,096)
Net increase (decrease)	12,095,078	$166,849,602	12,584,850	$178,192,272
Net increase (decrease)	12,224,531	$168,679,770	(2,557,920)	($39,823,475)

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

Real Estate Equity	Period ended 6-30-06 [j]
	Shares	Amount
Series NAV shares
Sold	21,134,356	$263,927,437
Repurchased	(211,185)	(2,626,377)
Net increase (decrease)	20,923,171	$261,301,060

j	Period from 4-28-06 (commencement of operations) to 6-30-06.

Real Estate Securities	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	379,751	$9,633,712	2,320,917	$56,836,112
Distributions reinvested	2,522,678	54,817,798	2,913,111	61,495,756
Repurchased	(1,407,958)	(33,110,463)	(17,407,393)	(426,894,739)
Net increase (decrease)	1,494,471	$31,341,047	(12,173,365)	($308,562,871)
Series II shares
Sold	339,698	$8,637,159	2,464,170	$61,079,042
Distributions reinvested	1,243,037	26,998,777	975,201	20,586,521
Repurchased	(706,030)	(17,108,718)	(12,179,581)	(307,759,735)
Net increase (decrease)	876,705	$18,527,218	(8,740,210)	($226,094,172)
Series III shares
Sold	23,995	$615,976	64,311	$1,548,686
Distributions reinvested	16,955	365,714	9,040	189,837
Repurchased	(94,563)	(2,171,656)	(71,072)	(1,749,001)
Net increase (decrease)	(53,613)	($1,189,966)	2,279	($10,478)
Series NAV shares
Sold	2,540,679	$63,851,325	27,901,730	$693,140,009
Issued in reorganization (Note 1)	—	—	15,001,084	327,189,577
Distributions reinvested	8,344,674	180,829,090	3,300,761	69,546,977
Repurchased	(27,695,170)	(614,689,543)	(12,842,948)	(303,154,772)
Net increase (decrease)	(16,809,817)	($370,009,128)	33,360,627	$786,721,791
Net increase (decrease)	(14,492,254)	($321,330,829)	12,449,331	$252,054,270

a	Series NAV shares began operations on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Science & Technology	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	329,970	$3,834,639	510,562	$5,845,872
Repurchased	(3,747,896)	(44,776,366)	(8,738,430)	(98,126,863)
Net increase (decrease)	(3,417,926)	($40,941,727)	(8,227,868)	($92,280,991)
Series II shares
Sold	363,331	$4,345,130	554,955	$6,316,560
Repurchased	(724,779)	(8,549,928)	(1,399,585)	(15,660,067)
Net increase (decrease)	(361,448)	($4,204,798)	(844,630)	($9,343,507)
Series III shares
Sold	5,581	$67,037	136,302	$1,491,992
Repurchased	(48,978)	(562,711)	(45,855)	(512,903)
Net increase (decrease)	(43,397)	($495,674)	90,447	$979,089
Series NAV shares
Sold	36,457	$427,654	16,673	$192,459
Repurchased	(7,494)	(87,181)	(1,284)	(14,760)
Net increase (decrease)	28,963	$340,473	15,389	$177,699
Net increase (decrease)	(3,793,808)	($45,301,726)	(8,966,662)	($100,467,710)

b	Series NAV shares began operations on 4-29-05.

Small Cap	Six months ended 6-30-06		Period ended 12-31-05 [f]
	Shares	Amount	Shares	Amount
Series I shares
Sold	9,344	$139,469	193,076	$2,607,070
Distributions reinvested	5,966	83,710	—	—
Repurchased	(63,088)	(802,872)	(130,230)	(1,777,945)
Net increase (decrease)	(47,778)	($579,693)	62,846	$829,125
Series II shares
Sold	73,096	$1,084,681	63,062	$877,706
Distributions reinvested	7,896	110,690	—	—
Repurchased	(44,682)	(629,048)	(15,993)	(222,397)
Net increase (decrease)	36,310	$566,323	47,069	$655,309
Series NAV shares
Sold	2,962,394	$41,843,877	30,192,368	$387,867,748
Distributions reinvested	983,018	13,801,589	—	—
Repurchased	(129,134)	(1,940,168)	(20,004,449)	(264,967,307)
Net increase (decrease)	3,816,278	$53,705,298	10,187,919	$122,900,441
Net increase (decrease)	3,804,810	$53,691,928	10,297,834	$124,384,875

f	Period from 4-29-05 (commencement of operations) to 12-31-05.

Small Cap Growth	Six months ended 6-30-06		Year ended 12-31-05 [g]
	Shares	Amount	Shares	Amount
Series I shares
Sold	220,750	$2,425,620	97,954	$967,855
Distributions reinvested	—	—	438	4,096
Repurchased	(18,134)	(200,560)	(14,507)	(135,546)
Net increase (decrease)	202,616	$2,225,060	83,885	$836,405
Series II shares
Sold	2,014,070	$22,053,485	2,022,623	$19,406,212
Distributions reinvested	—	—	15,426	144,228
Repurchased	(867,276)	(9,415,842)	(168,464)	(1,619,783)
Net increase (decrease)	1,146,794	$12,637,643	1,869,585	$17,930,657
Series NAV shares
Sold	722,977	$8,047,124	2,405,944	$23,220,154
Distributions reinvested	—	—	539,297	5,053,095
Repurchased	(2,769,545)	(29,594,395)	(3,762,244)	(33,262,804)
Net increase (decrease)	(2,046,568)	($21,547,271)	(817,003)	($4,989,555)
Net increase (decrease)	(697,158)	($6,684,568)	1,136,467	$13,777,507

g	Series I and Series II shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Small Cap Opportunities	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	101,356	$2,478,568	2,336,031	$48,033,068
Issued in reorganization (Note 1)	—	—	5,100,183	99,087,835
Distributions reinvested	166,549	3,992,183	7,174	143,911
Repurchased	(723,948)	(17,443,294)	(6,396,163)	(137,392,802)
Net increase (decrease)	(456,043)	($10,972,543)	1,047,225	$9,872,012
Series II shares
Sold	145,439	$3,453,157	1,081,253	$22,739,637
Issued in reorganization (Note 1)	—	—	3,248,949	62,899,088
Distributions reinvested	107,867	2,574,767	32,894	657,536
Repurchased	(460,439)	(11,010,715)	(6,603,616)	(140,558,289)
Net increase (decrease)	(207,133)	($4,982,791)	(2,240,520)	($54,262,028)
Series III shares
Sold	—	—	2,285	$47,730
Repurchased	—	—	(15,096)	(323,016)
Net increase (decrease)	—	—	(12,811)	($275,286)
Series NAV shares
Sold	2,061,967	$48,814,076	15,836,610	$339,517,100
Distributions reinvested	303,069	7,225,171	261,259	5,214,655
Repurchased	(500,065)	(12,316,837)	(8,024,524)	(170,213,795)
Net increase (decrease)	1,864,971	$43,722,410	8,073,345	$174,517,960
Net increase (decrease)	1,201,795	$27,767,076	6,867,239	$129,852,658

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

Small Cap Value	Six months ended 6-30-06		Year ended 12-31-05 [g]
	Shares	Amount	Shares	Amount
Series I shares
Sold	132,312	$2,562,837	26,484	$550,583
Distributions reinvested	13,406	244,120	171	3,543
Repurchased	(4,487)	(96,828)	(2,243)	(46,967)
Net increase (decrease)	141,231	$2,710,129	24,412	$507,159
Series II shares
Sold	851,681	$16,604,946	1,718,995	$36,064,681
Distributions reinvested	391,024	7,104,907	15,843	327,001
Repurchased	(355,243)	(6,748,534)	(102,603)	(2,125,697)
Net increase (decrease)	887,462	$16,961,319	1,632,235	$34,265,985
Series NAV shares
Sold	1,167,652	$23,190,831	1,506,735	$30,261,602
Distributions reinvested	2,556,865	46,509,370	160,364	3,158,490
Repurchased	(2,157,784)	(43,355,750)	(1,707,105)	(34,100,780)
Net increase (decrease)	1,566,733	$26,344,451	(40,006)	($680,688)
Net increase (decrease)	2,595,426	$46,015,899	1,616,641	$34,092,456

g	Series I and Series II shares began operations on 4-29-05.

Small Company	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	42,101	$655,639	446,032	$6,695,688
Distributions reinvested	8,525	127,956	3,157	46,408
Repurchased	(5,365)	(84,728)	(2,006,350)	(31,038,940)
Net increase (decrease)	45,261	$698,867	(1,557,161)	($24,296,844)
Series II shares
Sold	28,221	$424,677	2,059,350	$31,146,653
Distributions reinvested	192,093	2,869,869	46,956	688,828
Repurchased	(490,829)	(8,005,062)	(2,535,259)	(39,235,422)
Net increase (decrease)	(270,515)	($4,710,516)	(428,953)	($7,399,941)
Series III shares
Sold	—	—	802	$11,915
Repurchased	—	—	(4,957)	(76,726)
Net increase (decrease)	—	—	(4,155)	($64,811)
Series NAV shares
Sold	474,373	$6,886,929	5,846,734	$89,891,606
Distributions reinvested	373,520	5,610,276	95,426	1,402,733
Repurchased	(114,647)	(1,808,036)	(3,402,175)	(51,679,178)
Net increase (decrease)	733,246	$10,689,169	2,539,985	$39,615,161
Net increase (decrease)	507,992	$6,677,520	549,716	$7,853,565

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Small Company Growth	Six months ended 6-30-06		Period ended 12-31-05 [h]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,400,164	$19,842,315	4,367,761	$54,989,569
Distributions reinvested	5,755	83,282	—	—
Repurchased	(13,869)	(199,498)	(2,119)	(27,511)
Net increase (decrease)	1,392,050	$19,726,099	4,365,642	$54,962,058

h	Period from 10-24-05 (commencement of operations) to 12-31-05.

Small Company Value	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	335,946	$7,903,330	679,408	$14,134,424
Distributions reinvested	2,172,752	46,062,351	415,064	8,247,324
Repurchased	(1,331,256)	(29,698,207)	(12,603,038)	(264,925,498)
Net increase (decrease)	1,177,442	$24,267,474	(11,508,566)	($242,543,750)
Series II shares
Sold	326,358	$7,694,982	824,543	$16,901,331
Distributions reinvested	1,490,806	31,456,002	172,146	3,411,918
Repurchased	(1,194,245)	(26,322,090)	(5,182,416)	(108,973,600)
Net increase (decrease)	622,919	$12,828,894	(4,185,727)	($88,660,351)
Series III shares
Sold	—	—	1,950	$39,871
Repurchased	—	—	(10,737)	(225,740)
Net increase (decrease)	—	—	(8,787)	($185,869)
Series NAV shares
Sold	1,271,225	$27,610,650	11,986,570	$251,977,010
Distributions reinvested	1,200,696	25,406,723	155,738	3,088,257
Repurchased	(101,754)	(2,381,159)	(5,472,467)	(114,855,544)
Net increase (decrease)	2,370,167	$50,636,214	6,669,841	$140,209,723
Net increase (decrease)	4,170,528	$87,732,582	(9,033,239)	($191,180,247)

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

Special Value	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,707	$383,886	142,282	$2,612,605
Distributions reinvested	5,389	100,825	657	11,913
Repurchased	(68,346)	(1,365,895)	(975,387)	(18,075,015)
Net increase (decrease)	(44,250)	($881,184)	(832,448)	($15,450,497)
Series II shares
Sold	62,433	$1,237,084	1,173,184	$21,469,319
Distributions reinvested	44,452	826,363	5,637	101,745
Repurchased	(105,974)	(2,038,439)	(1,658,520)	(31,506,774)
Net increase (decrease)	911	$25,008	(479,699)	($9,935,710)
Series III shares
Sold	4,395	$89,104	29,484	$570,261
Distributions reinvested	3,277	61,053	68	1,231
Repurchased	(31,781)	(594,695)	(18,005)	(338,171)
Net increase (decrease)	(24,109)	($444,538)	11,547	$233,321
Series NAV shares
Sold	1,003,834	$19,787,162	4,368,221	$82,094,486
Distributions reinvested	435,124	8,141,177	5,427	98,391
Repurchased	(29,266)	(546,415)	(862,585)	(16,115,112)
Net increase (decrease)	1,409,692	$27,381,924	3,511,063	$66,077,765
Net increase (decrease)	1,342,244	$26,081,210	2,210,463	$40,924,879

a	Series NAV shares began operations on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Spectrum Income	Six months ended 6-30-06		Period ended 12-31-05 [h]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	11,473,588	$147,391,017	43,352,862	$542,344,528
Distributions reinvested	302,450	3,856,241	—	—
Repurchased	(66,626)	(853,391)	—	—
Net increase (decrease)	11,709,412	$150,393,867	43,352,862	$542,344,528

h	Period from 10-24-05 (commencement of operations) to 12-31-05.

Strategic Opportunities	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	113,925	$1,450,204	79,807	$900,412
Distributions reinvested	3,827	48,869	188,555	1,974,374
Repurchased	(3,682,136)	(46,354,723)	(9,155,780)	(100,064,896)
Net increase (decrease)	(3,564,384)	($44,855,650)	(8,887,418)	($97,190,110)
Series II shares
Sold	133,412	$1,691,883	111,889	$1,241,644
Distributions reinvested	—	—	6,617	69,212
Repurchased	(271,290)	(3,436,126)	(481,917)	(5,287,242)
Net increase (decrease)	(137,878)	($1,744,243)	(363,411)	($3,976,386)
Series NAV shares
Sold	13,542	$170,290	15,600	$179,011
Distributions reinvested	5	64	—	—
Repurchased	(8,775)	(114,232)	(1,437)	(16,203)
Net increase (decrease)	4,772	$56,122	14,163	$162,808
Net increase (decrease)	(3,697,490)	($46,543,771)	(9,236,666)	($101,003,688)

b	Series NAV shares began operations on 4-29-05.

Strategic Value	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	317,473	$3,453,819	856,410	$9,521,641
Distributions reinvested	163,924	1,703,169	428,407	4,476,852
Repurchased	(738,042)	(8,004,645)	(5,840,187)	(65,265,730)
Net increase (decrease)	(256,645)	($2,847,657)	(4,555,370)	($51,267,237)
Series II shares
Sold	79,125	$869,389	818,976	$9,214,311
Distributions reinvested	147,754	1,532,216	261,664	2,731,784
Repurchased	(478,141)	(5,070,347)	(4,581,146)	(52,521,743)
Net increase (decrease)	(251,262)	($2,668,742)	(3,500,506)	($40,575,648)
Series III shares
Sold	—	—	1,391	$15,937
Repurchased	—	—	(11,662)	(134,848)
Net increase (decrease)	—	—	(10,271)	($118,911)
Series NAV shares
Sold	2,356,929	$24,690,618	12,742,393	$142,408,720
Distributions reinvested	746,715	7,735,964	846,464	8,820,165
Repurchased	(9,556)	(96,801)	(3,074,707)	(31,794,222)
Net increase (decrease)	3,094,088	$32,329,781	10,514,150	$119,434,663
Net increase (decrease)	2,586,181	$26,813,382	2,448,003	$27,472,867

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

U.S. Core (formerly, Growth & Income)	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	14,782	$345,454	349,513	$7,883,049
Distributions reinvested	6,543,327	131,913,477	2,014,435	44,055,613
Repurchased	(6,275,651)	(135,761,288)	(13,070,390)	(292,691,838)
Net increase (decrease)	282,458	($3,502,357)	(10,706,442)	($240,753,176)
Series II shares
Sold	63,637	$1,296,867	194,983	$4,336,883
Distributions reinvested	621,196	12,473,608	173,536	3,783,112
Repurchased	(702,842)	(15,064,574)	(940,890)	(21,056,754)
Net increase (decrease)	(18,009)	($1,294,099)	(572,371)	($12,936,759)
Series III shares
Sold	1,246	$27,314	10,286	$227,810
Distributions reinvested	3,908	78,323	872	18,978
Repurchased	(33,647)	(649,657)	(8,009)	(179,534)
Net increase (decrease)	(28,493)	($544,020)	3,149	$67,254
Series NAV shares
Sold	28,850	$652,349	39,882	$895,227
Distributions reinvested	8,395	169,322	—	—
Repurchased	(11,958)	(242,959)	(2,866)	(64,217)
Net increase (decrease)	25,287	$578,712	37,016	$831,010
Net increase (decrease)	261,243	($4,761,764)	(11,238,648)	($252,791,671)

b	Series NAV shares began operations on 4-29-05.

U.S. Global Leaders Growth	Six months ended 6-30-06		Year ended 12-31-05 [a,k]
	Shares	Amount	Shares	Amount
Series I shares
Sold	64,925	$829,253	4,389,690	$55,188,040
Issued in reorganization (Note 1)	—	—	3,778,035	45,926,099
Distributions reinvested	29,487	379,204	61,395	807,343
Repurchased	(461,317)	(5,936,810)	(5,120,777)	(65,777,369)
Net increase (decrease)	(366,905)	($4,728,353)	3,108,343	$36,144,113
Series II shares
Sold	60,368	$760,693	3,058,241	$39,331,968
Issued in reorganization (Note 1)	—	—	2,869,038	34,786,446
Distributions reinvested	25,004	321,551	47,363	622,818
Repurchased	(381,550)	(4,912,590)	(3,676,145)	(47,310,994)
Net increase (decrease)	(296,178)	($3,830,346)	2,298,497	$27,430,238
Series III shares
Sold	586	$7,582	9,403	$120,830
Issued in reorganization (Note 1)	—	—	1,839	22,366
Distributions reinvested	40	506	62	808
Repurchased	(4,207)	(51,602)	(7,539)	(97,034)
Net increase (decrease)	(3,581)	($43,514)	3,765	$46,970
Series NAV shares
Sold	10,287,102	$132,349,175	51,736,628	$654,638,332
Distributions reinvested	305,111	3,926,778	498,234	6,551,784
Repurchased	(132,630)	(1,643,207)	(25,687,617)	(324,392,429)
Net increase (decrease)	10,459,583	$134,632,746	26,547,245	$336,797,687
Net increase (decrease)	9,792,919	$126,030,533	31,957,850	$400,419,008

a	Series NAV shares began operations on 2-28-05.

k	Series III shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

U.S. Large Cap	Six months ended 6-30-06		Year ended 12-31-05 [a,c]
	Shares	Amount	Shares	Amount
Series I shares
Sold	45,956	$715,882	275,764	$3,787,171
Distributions reinvested	174,619	2,650,717	163,627	2,223,828
Repurchased	(3,525,110)	(53,732,188)	(13,222,752)	(184,580,405)
Net increase (decrease)	(3,304,535)	($50,365,589)	(12,783,361)	($178,569,406)
Series II shares
Sold	167,929	$2,537,959	1,096,895	$14,937,079
Distributions reinvested	32,000	484,491	11,680	158,312
Repurchased	(1,264,146)	(19,252,112)	(9,589,327)	(133,194,965)
Net increase (decrease)	(1,064,217)	($16,229,662)	(8,480,752)	($118,099,574)
Series III shares
Sold	—	—	2,392	$32,598
Repurchased	—	—	(20,333)	(282,834)
Net increase (decrease)	—	—	(17,941)	($250,236)
Series NAV shares
Sold	20,773,059	$322,086,165	16,066,663	$223,664,345
Distributions reinvested	2,044	30,940	89,320	1,212,125
Repurchased	(88,286)	(1,344,332)	(15,988,223)	(210,442,617)
Net increase (decrease)	20,686,817	$320,772,773	167,760	$14,433,853
Net increase (decrease)	16,318,065	$254,177,522	(21,114,294)	($282,485,363)

a	Series NAV shares began operations on 2-28-05.

c	Series III shares were terminated on 2-28-05.

U.S. Multi Sector	Six months ended 6-30-06		Period ended 12-31-05 [h]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	20,576,322	$271,860,655	65,504,389	$821,914,530
Distributions reinvested	247,113	3,274,245	—	—
Repurchased	(353,080)	(4,589,281)	(10,558)	(138,310)
Net increase (decrease)	20,470,355	$270,545,619	65,493,831	$821,776,220

h	Period from 10-24-05 (commencement of operations) to 12-31-05.

Utilities	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	746,233	$9,344,003	2,910,597	$36,106,062
Distributions reinvested	1,139,231	13,169,511	381,676	4,423,663
Repurchased	(1,137,897)	(14,585,214)	(1,553,907)	(19,506,605)
Net increase (decrease)	747,567	$7,928,300	1,738,366	$21,023,120
Series II shares
Sold	417,965	$5,330,732	2,077,304	$25,577,673
Distributions reinvested	692,639	7,965,347	225,464	2,601,875
Repurchased	(764,023)	(9,700,460)	(1,344,573)	(16,703,885)
Net increase (decrease)	346,581	$3,595,619	958,195	$11,475,663
Series III shares
Sold	6,545	$85,708	71,863	$916,160
Distributions reinvested	7,263	83,379	638	7,348
Repurchased	(47,356)	(555,653)	(43,514)	(539,486)
Net increase (decrease)	(33,548)	($386,566)	28,987	$384,022
Series NAV shares
Sold	130,318	$1,576,250	434,754	$5,486,154
Distributions reinvested	43,416	501,891	—	—
Repurchased	(25,608)	(326,617)	(197,023)	(2,494,784)
Net increase (decrease)	148,126	$1,751,524	237,731	$2,991,370
Net increase (decrease)	1,208,726	$12,888,877	2,963,279	$35,874,175

b	Series NAV shares began operations on 4-29-05.

John Hancock Trust
Notes to Financial Statements (Unaudited)

8.  CAPITAL SHARES, CONTINUED

Value	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount
Series I shares
Sold	528,174	$11,223,871	565,906	$11,439,349
Distributions reinvested	1,939,615	38,520,745	81,828	1,607,874
Repurchased	(1,086,895)	(23,362,739)	(4,297,989)	(85,409,033)
Net increase (decrease)	1,380,894	$26,381,877	(3,650,255)	($72,361,810)
Series II shares
Sold	526,510	$10,817,261	437,874	$8,946,198
Distributions reinvested	342,006	6,771,726	9,140	179,233
Repurchased	(591,386)	(12,205,208)	(827,913)	(16,560,937)
Net increase (decrease)	277,130	$5,383,779	(380,899)	($7,435,506)
Series NAV shares
Sold	67,026	$1,466,270	65,208	$1,379,620
Distributions reinvested	16,726	332,179	—	—
Repurchased	(24,515)	(518,390)	(560)	(12,034)
Net increase (decrease)	59,237	$1,280,059	64,648	$1,367,586
Net increase (decrease)	1,717,261	$33,045,715	(3,966,506)	($78,429,730)

b	Series NAV shares began operations on 4-29-05.

Value & Restructuring	Six months ended 6-30-06		Period ended 12-31-05 [h]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	8,375,303	$120,021,633	11,584,218	$145,171,267
Distributions reinvested	72,704	1,025,120	—	—
Repurchased	(276,016)	(3,865,838)	(102,306)	(1,338,340)
Net increase (decrease)	8,171,991	$117,180,915	11,481,912	$143,832,927

h	Period from 10-24-05 (commencement of operations) to 12-31-05.

Vista	Six months ended 6-30-06		Period ended 12-31-05 [h]
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,563,073	$21,410,555	5,255,340	$65,965,255
Repurchased	(80,795)	(1,215,014)	(4,297)	(56,887)
Net increase (decrease)	1,482,278	$20,195,541	5,251,043	$65,908,368

h	Period from 10-24-05 (commencement of operations) to 12-31-05.

9.  INVESTMENT TRANSACTIONS  The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market and Money Market B) for the period ended June 30, 2006:

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
All Cap Core	$1,137,894	$553,741,008	—	$331,510,365
All Cap Growth	—	266,621,707	—	277,212,268
All Cap Value	—	111,439,116	—	76,398,087
American Blue Chip Income and Growth	—	23,758,707	—	13,152,967
American Bond	—	219,301,939	—	3,280,664
American Growth	—	170,021,627	—	20,146,280
American Growth-Income	—	159,005,676	—	11,527,758
American International	—	161,264,357	—	28,070,694
Blue Chip Growth	—	541,316,098	—	489,647,852
Capital Appreciation	—	1,136,789,872	—	522,535,404
Classic Value	—	17,972,176	—	4,907,802
Core Equity	—	121,745,870	—	133,974,693
Dynamic Growth	—	40,267,221	—	60,517,616
Emerging Growth	—	52,983,194	—	48,482,060
Emerging Small Company	—	373,242,796	—	407,071,737
Equity-Income	—	171,636,122	—	401,206,119
Financial Services	—	1,604,344	—	9,472,098
Fundamental Value	—	141,436,881	—	124,048,902
Global	—	50,529,945	—	67,861,847
Global Allocation	61,430,314	72,246,023	$56,405,330	32,802,846
Global Real Estate	—	588,942,323	—	236,985,815
Growth & Income	—	733,700,996	—	858,316,147
Health Sciences	—	67,032,096	—	76,405,238
Income and Value	92,548,368	109,107,849	101,016,405	142,269,357
International Core	7,407,907	306,415,189	4,000,000	198,854,036
International Opportunities	—	370,198,182	—	196,808,322
International Small Cap	—	131,974,371	—	229,928,522
International Small Company	—	262,098,367	—	69,568,621
International Value	—	274,876,633	—	400,827,854
Large Cap	—	49,623,623	—	17,153,880

John Hancock Trust
Notes to Financial Statements (Unaudited)

9.  INVESTMENT TRANSACTIONS, CONTINUED

	PURCHASES		SALES AND MATURITIES
Large Cap Value	—	167,005,031	—	87,751,315
Managed	151,362,020	592,691,461	186,499,843	680,391,219
Mid Cap Core	—	166,732,715	—	179,119,026
Mid Cap Stock	—	631,370,387	—	678,667,525
Mid Cap Value	—	71,104,400	—	180,972,899
Mid Cap Value Equity	—	95,633,486	—	7,508,499
Mid Value	—	43,009,000	—	51,244,431
Natural Resources	—	170,671,800	—	70,792,809
Overseas Equity	—	222,858,846	—	40,196,244
Pacific Rim	—	44,012,912	—	36,860,629
Quantitative All Cap	—	214,849,170	—	235,386,290
Quantitative Mid Cap	—	38,052,152	—	40,719,584
Quantitative Value	—	328,232,114	—	200,142,818
Real Estate Equity	—	368,703,417	—	107,230,871
Real Estate Securities	—	420,376,672	—	987,284,691
Science and Technology	—	234,225,621	—	278,309,206
Small Cap	—	93,581,290	—	56,108,969
Small Cap Growth	—	231,792,119	—	231,313,643
Small Cap Opportunities	—	74,111,864	—	55,825,591
Small Cap Value	—	79,249,894	—	90,826,797
Small Company	—	47,774,076	—	49,800,910
Small Company Growth	—	39,269,228	—	21,045,215
Small Company Value	—	43,238,757	—	45,292,935
Special Value	—	21,980,674	—	10,356,723
Spectrum Income	151,917,255	228,310,931	93,552,445	118,313,726
Strategic Opportunities	—	268,256,205	—	308,640,441
Strategic Value	—	68,999,009	—	52,760,093
U.S. Core	—	469,070,217	—	627,452,610
U.S. Global Leaders	—	155,460,878	—	40,355,294
U.S. Large Cap	—	350,993,659	—	104,038,866
U.S. Multi Sector	3,819,598	617,265,460	—	320,981,668
Utilities	—	72,112,731	—	80,382,592
Value	—	77,642,173	—	100,401,126
Value & Restructuring	—	138,337,656	—	18,954,249
Vista	—	117,150,866	—	96,546,882

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was as follows:

PORTFOLIO	AGGREGATE COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
All Cap Core	$533,715,385	$17,965,757	($14,918,340)	$3,047,417
All Cap Growth	382,392,555	36,402,701	(8,662,628)	27,740,073
All Cap Value	326,277,072	32,729,039	(3,484,708)	29,244,331
American Blue Chip Income and Growth	179,400,249	18,204,627	—	18,204,627
American Bond	363,204,812	—	(9,739,051)	(9,739,051)
American Growth	1,122,288,611	236,779,944	—	236,779,944
American Growth-Income	951,858,725	90,920,448	—	90,920,448
American International	676,060,924	145,640,020	—	145,640,020
Blue Chip Growth	2,238,988,018	340,983,115	(59,852,090)	281,131,025
Capital Appreciation	954,646,462	34,279,306	(35,389,677)	(1,110,371)
Classic Value	44,462,005	2,807,126	(2,069,924)	737,202
Core Equity	463,356,128	33,629,033	(19,214,033)	14,415,000
Dynamic Growth	169,872,674	35,338,763	(4,791,091)	30,547,672
Emerging Growth	30,170,329	991,988	(2,102,970)	(1,110,982)
Emerging Small Company	383,531,365	21,779,500	(25,548,505)	(3,769,005)
Equity-Income	2,049,373,990	345,629,338	(56,926,167)	288,703,171
Financial Services	126,670,147	43,144,267	(408,587)	42,735,680
Fundamental Value	827,390,106	206,749,403	(12,619,662)	194,129,741
Global	391,152,751	67,516,640	(9,733,784)	57,782,856
Global Allocation	228,360,350	17,701,779	(3,968,838)	13,732,941
Global Real Estate	393,935,561	4,579,279	(13,278,808)	(8,699,529)
Growth & Income	2,010,658,082	251,716,066	(74,110,027)	177,606,039
Health Sciences	218,020,094	34,336,792	(16,486,750)	17,850,042
Income & Value	591,879,210	72,270,822	(17,014,210)	55,256,612
International Core	1,168,104,250	155,149,345	(9,148,202)	146,001,143
International Opportunities	609,495,026	42,798,623	(6,736,903)	36,061,720
International Small Cap	503,073,888	95,831,120	(34,831,829)	60,999,291
International Small Company	216,145,786	3,285,737	(11,803,263)	(8,517,526)
International Value	1,388,771,349	184,625,675	(21,251,500)	163,374,175
Large Cap	162,286,284	12,242,285	(5,212,547)	7,029,738

John Hancock Trust
Notes to Financial Statements (Unaudited)

9.  INVESTMENT TRANSACTIONS, CONTINUED

PORTFOLIO	AGGREGATE COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Large Cap Value	$324,781,063	$38,166,054	$(6,068,199)	$32,097,855
Managed	2,006,152,041	53,423,045	(76,156,743)	(22,733,698)
Mid Cap Core	325,833,130	12,520,549	(8,151,649)	4,368,900
Mid Cap Stock	1,125,240,481	113,202,116	(41,810,871)	71,391,245
Mid Cap Value	536,578,107	87,988,387	(8,421,177)	79,567,210
Mid Cap Value Equity	101,560,936	1,595,228	(4,304,473)	(2,709,245)
Mid Value	188,358,089	18,713,654	(5,455,696)	13,257,958
Money Market	2,794,999,332	—	—	—
Money Market B	508,815,022	—	—	—
Natural Resources	775,400,262	340,019,899	1,174,981	341,194,880
Overseas Equity	508,058,056	51,649,814	(6,654,895)	44,994,919
Pacific Rim	201,730,338	37,738,380	(2,896,129)	34,842,251
Quantitative All Cap	334,513,819	25,383,825	(10,788,279)	14,595,546
Quantitative Mid Cap	41,379,477	3,912,282	(640,011)	3,272,271
Quantitative Value	343,782,136	10,827,501	(5,541,913)	5,285,588
Real Estate Equity	291,247,018	6,584,252	(1,283,033)	5,301,219
Real Estate Securities	721,750,839	117,660,263	(3,846,472)	113,813,791
Science & Technology	449,782,651	17,795,078	(29,268,562)	(11,473,484)
Small Cap	225,909,694	22,005,760	(13,273,233)	8,732,527
Small Cap Growth	301,004,685	41,851,576	(9,002,974)	32,848,602
Small Cap Opportunities	476,008,247	79,929,606	(17,602,478)	62,327,128
Small Cap Value	360,027,205	41,053,875	(12,955,244)	28,098,631
Small Company	63,168,535	6,691,028	(2,395,529)	4,295,499
Small Company Growth	97,226,300	8,604,340	(3,157,475)	5,446,865
Small Company Value	644,181,915	242,501,062	(22,801,951)	219,699,111
Special Value	111,985,687	9,415,466	(2,339,264)	7,076,202
Spectrum Income	787,676,317	11,787,955	(14,110,873)	(2,322,918)
Strategic Opportunities	473,246,241	49,435,544	(7,832,854)	41,602,690
Strategic Value	191,576,355	13,571,547	(6,319,422)	7,252,125
U.S. Core	1,093,012,760	47,391,279	(62,205,805)	(14,814,526)
U.S. Global Leaders Growth	536,505,300	17,142,450	(29,318,839)	(12,176,389)
U.S. Large Cap	875,482,210	91,718,551	(28,800,580)	62,917,971
U.S. Multi Sector	1,198,187,079	38,226,908	(45,257,051)	(7,030,143)
Utilities	153,220,408	15,002,794	(2,211,167)	12,791,627
Value	288,371,620	40,722,270	(12,859,345)	27,862,925
Value & Restructuring	338,275,931	19,314,346	(9,884,477)	9,429,869
Vista	99,655,310	9,083,320	(1,321,819)	7,761,501

John Hancock Trust
Results of the Special Meetings of Shareholders

On April 25, 2006, a special meeting of Shareholders of the John Hancock Trust (the “Trust”) was held at 601 Congress Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1	Approval of a new subadvisory agreement between John Hancock Investment Management Services, LLC (the “Adviser”) and Sovereign Asset Management LLC for the Emerging Growth Trust. (Only Shareholders of the Emerging Growth Trust voted on Proposal 1.)

Proposal 2	Approval of Agreement and Plan of Reorganization (the “Plan”) providing for the combination of the Large Cap Growth Trust into the Capital Appreciation Trust. (Only Shareholders of the Large Cap Growth Trust voted on Proposal 2.)

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

		SHARES
PORTFOLIO	FOR	AGAINST	ABSTAINED
Proposal 1
Emerging Growth Trust	1,292,039	24,313	209,905

Proposal 2
Large Cap Growth Trust	50,015,917	1,869,630	5,386,507

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds” or “Portfolios”) of John Hancock Trust (the “Trust”) except as noted below.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements), the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Renewal of Advisory Agreement

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) —	(a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) —	reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) —	(a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios are: each Lifestyle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Index Allocation Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

(4) —	(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the profitability of the JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) —	reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust and the Index Allocation Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Renewal of Subadvisory Agreements

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements, except as noted below.

The Subadvisory Agreements for the following portfolios were not being considered for renewal at this time:

International Small Company (Dimensional Fund Advisers)
Emerging Small Company (RCM Capital Management)
Mid Cap Value Equity (RiverSource Investment, LLC)

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and generally are competitive within the range of industry norms;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

(6)	As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios of the Trust and John Hancock Funds III (“JHF III”) subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

Board Evaluation of New Subadvisory Agreements for the U.S. Government Securities Trust, the High Yield Trust, the Strategic Bond Trust, the Emerging Small Company Trust and the Real Estate Securities Trust

At its meeting held on March 30-31, 2006, the Board of Trustees of the Trust (the “Board” or “Trustees”), including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or John Hancock Investment Management, LLC (the “Adviser”) (the “Independent Trustees”), approved new subadvisory and sub-subadvisory agreements appointing new subadvisers and sub-subadvisers as described below for the Portfolios named below. These agreements with new subadvisers and sub-subadvisers became effective, and the prior agreements with prior subadvisers terminated, on April 28, 2006.

Name of Portfolio	Prior Subadviser	New Subadviser / Sub-subadviser
Emerging Small Company Trust	Franklin Advisers, Inc. (“Franklin”)	RCM Capital Management LLC (“RCM”)
Real Estate Securities Trust	Deutsche Asset Management, Inc. (“DeAM”)	DeAM / RREEF America LLC (“RREEF”)*

*	DeAM continues to be the subadviser to the Real Estate Securities Trust but has delegated day-to-day management of the Portfolio to its affiliate, RREEF, as sub-subadviser.

In making its determination with respect to subadvisory (including sub-subadvisory) agreements, and with reference to the factors which it regularly considers, the Board reviews (1) information relating to the subadviser’s business, which may include information such as business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to affiliated funds of the Trust; (2) the investment performance of comparatively managed funds of the Portfolio and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds; (3) the proposed subadvisory fee for each Portfolio and comparative fee information; and (4) information relating to the nature and scope of other material business relationships which unaffiliated subadvisers may have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser.

Particular considerations of the Board in approving the new subadvisory and sub-subadvisory agreements are described below for the: (i) the Emerging Small Company Trust; and (ii) the Real Estate Securities Trust.

Emerging Small Company Trust

Various factors considered by the Board in approving the new subadvisory agreement with RCM for the Emerging Small Company Trust are described above. In addition, the Board’s approval was based on a number of specific considerations, including the following:

1.	RCM (together with its predecessor firms) has more than 35 years of experience, as well as demonstrated skills, as a manager with respect to both U.S. and foreign equity securities and may be expected to provide a high quality of investment management services and personnel to the Portfolio;

2.	The performance of the Portfolio, under its current management, has lagged its peer group average over the one, three and five year periods;

3.	RCM Capital Management’s U.S. Small Cap Core Growth Composite has outperformed its benchmark index and peer group average over the one and three year (but not five year) periods; and

4.	The subadvisory fee with respect to the Portfolio is the product of arms-length negotiation between the Adviser and RCM, is within industry norms, is lower than under the prior subadvisory agreement and will result in an advisory fee decrease benefiting the shareholders of the Portfolio; and the subadvisory fee is not paid by the Portfolio.

Real Estate Securities Trust

Various factors considered by the Board in approving the new sub-subadvisory agreement with RREEF for the Real Estate Securities Trust are described above. In addition, the Board’s approval was based on a number of specific considerations, including the following:

1.	RREEF, which has provided real estate investment management services to institutional investors since 1975, has extensive experience and demonstrated skills as a manager with respect to real estate securities and may be expected to provide a high quality of investment management services and personnel to the Portfolio;

2.	RREEF will operate under the ongoing supervision of DeAM which has been the subadviser to the Portfolio since November 2002 and which retains ultimate responsibility for portfolio management as subadviser;

3.	The DWS RREEF Real Estate Securities Fund has outperformed its benchmark index and peer group average over the one, three and five year periods; and

4.	The sub-subadvisory fee for RREEF is the same as the subadvisory fee for DeAM, which is lower than its peer group median, and there will be no increase in the advisory fee rates for the Portfolio; and the sub-subadvisory fee is paid by DeAM and not by the Portfolio.

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

Board Evaluation of New Subadvisory Agreements for
Growth & Income Trust and Small Cap Trust

At its meeting held on March 30-31, 2006, the Board of Trustees of the Trust (the “Board” or “Trustees”), including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of John Hancock Trust (the “Trust”) or John Hancock Investment Management Services, LLC (the “Independent Trustees”), approved a new subadvisory agreement appointing Independence Investments LLC (“New Independence”) to replace Independence Investment LLC (“Old Independence”) as the subadviser to each of the Growth & Income Trust (formerly, the Growth & Income Trust II) and Small Cap Trust (collectively, the “Independence Portfolios”).

John Hancock Investment Management Services, LLC (the “Adviser”) requested the Board to approve a new subadvisory agreement with New Independence for the Growth & Income Trust and the Small Cap Trust since the subadvisory agreement with Old Independence terminated as a result of New Independence, a newly formed subsidiary of Convergent Capital Management LLC (“Convergent”), succeeding to the business operations of Old Independence, an indirect wholly-owned subsidiary of Manulife Financial Corporation (“MFC”) on May 31, 2006 (the “Transaction”). Information regarding the Board’s approval of the subadvisory agreement with New Independence is set forth below.

In making its determination with respect to subadvisory agreements, and with reference to the factors which it regularly considers, the Board reviews (1) information relating to the subadviser’s business, which may include information such as business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to Portfolios or affiliated funds of the Trust ; (2) the investment performance of comparatively managed funds of the Portfolio and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds; (3) the proposed subadvisory fee for each Portfolio and comparative fee information; and (4) information relating to the nature and scope of other material business relationships which unaffiliated subadvisers may have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser.

Particular determinations made by the Board in approving the new subadvisory agreements with New Independence for Independence Portfolios include the following:

1	New Independence will continue the business operations of Old Independence, the Old Independence portfolio managers are expected to continue to manage the assets of the Independence Portfolios as employees of New Independence and New Independence may generally be expected to provide at least the same level and quality of management services as Old Independence;

2	Although the limited performance history of the Independence Portfolios, which commenced operations on April 29, 2005, was not considered significant, the Trustees noted that the current and historical performance of comparatively managed mutual funds and other accounts managed by the subadviser, although not without variation, has generally been within the range of or exceeded the performance of their benchmarks; and

3	The subadvisory fees with respect to the Independence Portfolios under the new subadvisory agreements with New Independence are within industry norms, are the same as under the old subadvisory agreements with Old Independence, are paid by the Adviser and not by the Independence Portfolios and will not result in any advisory fee increases with respect to the Independence Portfolios.

In addition, the Board considered the potential conflicts of interest related to the arrangements between MFC and Convergent in connection with the transfer of Old Independence to New Independence. See “Related Arrangements Between MFC and Convergent” below. Under these arrangements, MFC will receive additional consideration for the Transaction on certain anniversary dates of the closing thereof to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Portfolios, meet certain revenue targets. The Board considered in particular the potential conflict of interest between the Adviser’s fiduciary duties in managing subadvisory arrangements to act in the best interests of each Portfolio and its shareholders and the financial incentives of MFC, the ultimate parent entity of the Adviser, to influence the Adviser to support the continuation of subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the subadvisory agreements was in the best interests of shareholders and variable contract owners in view of the benefits to shareholders and variable contract owners expected from the continuity in subadvisory services that will be afforded by New Independence, the lack of any limitations in the arrangements between MFC and Convergent upon the rights of the Adviser to recommend termination of the subadvisory agreements with New Independence, the Adviser’s fiduciary duties to act in the best interests of the Independence Portfolios and their shareholders and the Board’s ability to monitor conflicts of interest.

RELATED ARRANGEMENTS BETWEEN MFC AND CONVERGENT

In consideration for the transfer of assets and liabilities of Old Independence to New Independence in the Transaction as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Portfolios, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Portfolios, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Portfolio would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. As discussed above, in approving the new subadvisory agreements with New Independence, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest.

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

Board Evaluation of New Subadvisory Agreement for the Emerging Growth Trust

At its meeting on March 31, 2006, the Board of Trustees (the “Board” or “Trustees”), including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or John Hancock Investment Management, LLC (the “Adviser”) (the “Independent Trustees”), approved entering into a new subadvisory agreement between the Adviser and Sovereign Asset Management LLC (“Sovereign”) to replace MFC Global Investment Management (U.S.A.) LLC as the subadviser for the Emerging Growth Trust.

At its meeting on December 12-13, 2005, the Board of Trustees discussed with the Adviser the Emerging Growth Trust’s performance having lagged behind that of its peer group and benchmark index since inception to September 2005 and the fact that the then current MFC Global portfolio manager for the Emerging Growth Trust was being reassigned and would no longer manage the portfolio. At the Board’s meeting, the Adviser recommended to the Board that the subadviser to the Emerging Growth Trust be replaced with another subadviser affiliated with the Adviser, Sovereign Asset Management LLC. The Adviser made this recommendation following a review of the capabilities of several affiliated and non- affiliated investment managers to manage the portfolio.

In making its determination with respect to the new subadvisory agreement with Sovereign with respect to the Emerging Growth Trust, and with reference to the factors described above that the Board generally considers in reviewing subadvisory agreements, the Board reviewed: (i) information relating to the subadviser’s business which included information such as: business performance, representative clients, assets under management, financial stability and personnel (ii) the investment performance of comparatively managed funds and their respective benchmarks; and (iii) the subadvisory fee for the Portfolio.

The Board’s decision to approve the subadvisory agreement with Sovereign was based on a number of determinations, including the following:

(1)	The Portfolio’s performance lagged that of its peer group and benchmark index since inception to September 2005;

(2)	The portfolio managers in the Sovereign investment management team have been with Sovereign since 2002, have almost 50 years of combined experience and are responsible for managing over 31 accounts with assets of approximately $467 million. Sovereign has extensive experience and demonstrated skills as a manager with respect to equity securities and in using a variety of investment strategies and may be expected to provide a high quality of investment management services and personnel to the Portfolio;

(3)	Although not without variation, the current and historical performance of comparable funds and other client accounts managed by Sovereign have generally been within the range of or exceeded the performance of the Portfolio and its benchmark index;

(4)	The subadvisory fee rates for the Portfolio under Sovereign would be the same as the subadvisory fee rates charged by MFC Global and is within industry norms; and

(5)	There would be no change in the advisory fee rates for the Portfolio as a result of the new subadvisory agreement.

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

Board Evaluation of Amendments to Advisory and Subadvisory Agreements and New Subadvisory Agreements

This section describes the evaluation by the Board of Trustees of:

(a)	an amendment to the advisory agreement between John Hancock Trust (the “Trust”) and the Adviser to add the following new portfolios:

1.	International Small Company Trust

2.	Global Real Estate Trust

3.	Real Estate Equity Trust

4.	Mid Cap Value Equity Trust

(b)	the amendment to the advisory agreements between the Trust and the Adviser to decrease the advisory fee for the Emerging Small Company Trust

(c)	amendments (“Amendments”) to the subadvisory agreement between the Adviser and each of the subadvisers listed below:

1.	T. Rowe Price Associates, Inc. (to add the Real Estate Equity Trust)

2.	Deutsche Asset Management, Inc. (to add the Global Real Estate Trust)

(Each of the subadvisers listed above are collectively referred to as the
“Existing Subadvisers.”)

(d)	the new subadvisory agreements (the “New Subadvisory Agreements”) between the Adviser and each of the subadvisers listed below:

1.	Dimensional Fund Advisers Inc. (relating to the International Small Company Trust)

2.	RiverSource Investments, LLC (relating to the Mid Cap Value Equity Trust)

3.	RREEF America L.L.C.,
RREEF Global Advisers Limited
Deutsche Investments Australia Limited
Deutsche Asset Management (Hong Kong) Limited
Deutsche Asset Management International GMBH
(sub-subadvisory agreements each relating to the Global Real Estate Trust)

(Each of the subadvisers above are collectively referred to as the
“New Subadvisers.”)

(The Existing Subadvisers and the New Subadvisers are collectively referred to as the “Subadvisers.”)

Approval of Advisory Agreement

At its meeting on March 30-31, 2006, the Board, including all the Independent Trustees, approved an amendment to the Advisory Agreement between the Trust and JHIMS with respect to the New Portfolios and the Emerging Small Company Trust.

In approving the amendment to the Advisory Agreement, the Board considered the following factors:

(1) —	(a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s Adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues, and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments,

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Portfolios and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement with respect to the New Portfolios and may reasonably be expected to continue to ably perform its services under the Advisory Agreement with respect to the Emerging Small Company Trust;

(2) —	(a) in the case of each New Portfolio, reviewed the investment performance of portfolios of the Subadviser that are managed comparably to the New Portfolio as set forth in the chart below; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the New Portfolio; and concluded that the portfolios of the Subadviser that are managed comparably to the New Portfolio have performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the New Portfolio and its Subadviser;

(3) and (4) —	(a) with respect to the Emerging Small Company Trust and each New Portfolio, considered that the Adviser has agreed to waive its management fee for each of these portfolios and certain other portfolios of the Trust (the “Participating Portfolios”) or otherwise reimburse the expenses of those portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust.

(b) reviewed the advisory fee structure for the New Portfolios and the Emerging Small Company Trust and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that the New Portfolios and the Emerging Small Company Trust have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for these portfolios, (ii) that the Emerging Small Company Trust and each New Portfolio with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in all cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of these portfolios to benefit from economies of scale if the portfolio grows;

(5) —	(a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered the representation by each of JHLICO (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the anticipated profitability of JHIMS’ relationship to the New Portfolios in terms of the fees it expects to receive with respect to New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(c) reviewed the anticipated profitability of JHIMS’ relationship to the Emerging Small Company Trust in terms of the fees it has received and expects to receive with respect to the Emerging Small Company Trust

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited) — continued

and whether JHIMS has the financial ability to continue to provide a high level of services to the Emerging Small Company Trust,

(d) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Emerging Small Company Trust,

(e) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(f) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the New Portfolios and the Emerging Small Company Trust and concluded that the advisory fees to be paid by the New Portfolios and the Emerging Small Company Trust will not be unreasonable in light of such information; and

(6) —	reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios and the Emerging Small Company Trust are within the range of those incurred by other comparable funds and that the advisory structure for the New Portfolios and the Emerging Small Company Trust is thus competitive within the industry (see Appendix B for additional information on advisory fees for the New Portfolios and the Emerging Small Company Trust). For information regarding the discussion concerning the waiver of advisory fees, see (3) and (4) above.

Approval of Subadvisory Agreements

At its meeting on March 30-31, 2006, the Board, including all the Independent Trustees, approved the Amendments and the New Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i)	information relating to each Subadviser’s business which included information such as: business performance, representative clients, assets under management, financial stability and personnel, and, if applicable, past subadvisory services to affiliated funds of the Trust;

(ii)	the investment performance of the Subadviser’s comparatively managed portfolios and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

(iii)	the proposed subadvisory fee for the portfolio and comparative fee information; and

(iv)	information relating to the nature and scope of other material business relationships which unaffiliated subadvisers may have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser.

The Board noted that in the case of the RREEF America L.L.C., RREEF Global Advisers Limited, Deutsche Investments Australia Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Asset Management International GMBH, that the sub-subadvisory fee would be paid by Deutsche Asset Management, Inc. out of the subadvisory fee and would not be an expense of the Real Estate Equity Trust.

The Board’s decision to approve the Amendments and the New Subadvisory Agreements was based on a number of specific considerations, including the following:

(1)	Each Subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each portfolio;

(2)	The subadvisory fees are within industry norms and are the product of arms-length negotiations between the Adviser and the Subadviser except in the case of MFC Global Investment Management (U.S.A.) Limited and Sovereign Asset Management, LLC, each of which is affiliated with the Adviser (see Appendix B for further information on subadvisory fees).

* * *

Additional information that the Board considered regarding approving the amendment to the advisory agreement, the Amendments and the New Subadvisor Agreements is set forth in Appendix B below.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

All Cap Core (Deutsche Asset Management, Inc.)	The Trust outperformed its benchmark index and its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are lower than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.

The Board noted that Deutsche Asset Management assumed subadvisory responsibilities in November 2002; therefore, the Trust’s 5 year performance partially reflects the performance of the previous subadviser.
The Board noted that total expenses were just slightly higher than the median.

All Cap Growth (A I M Capital Management, Inc.)	The Trust outperformed its benchmark index over the one, three and five year periods. The Trust lagged its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are in line with the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that a new portfolio manager assumed responsibility for the Trust in September 2005 and that the Trust has performed well since that time.

All Cap Value (Lord, Abbett & Co.)	The Trust lagged its benchmark index over the one and three year periods. The Trust outperformed its peer group average over the one and three year periods.
Subadvisory fees for this Trust are in line with the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that the present manager assumed responsibility for the portfolio in May 2003 and that performance has been acceptable.

Blue Chip Growth (T. Rowe Price Associates, Inc.)
The Trust outperformed its benchmark index over the one year period and lagged its benchmark index over the three and five year periods.
The Trust underperformed its peer group average over the one year period and outperformed over the three and five year periods.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted the improvement in the Trust’s more recent performance.

Capital Appreciation (Jennison Associates LLC)	The Trust outperformed its benchmark index over the one, three and five year periods. The Trust outperformed its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Classic Value (Pzena Investment Management, LLC)	The Trust outperformed its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are equal to its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.
The Board noted that this relatively new Trust has been performing well. The Board also noted the effect of the Trust’s current asset levels on Trust expenses.

Core Equity (Legg Mason Funds Management, Inc.)	The Trust has outperformed its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.
The Board noted that the advisory fees for this Trust were slightly higher than the peer group median.
Dynamic Growth (Deutsche Asset Management, Inc.)
The Trust outperformed its benchmark index over the one year period and lagged its benchmark index over the three and five year periods.
The Trust outperformed its peer group average over the one year period and lagged its peer group average over the three and five year periods.

Subadvisory fees for this Trust are higher than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.

The Board noted that Deutsche Asset Management assumed subadvisory responsibilities in November 2002; therefore, the Trust’s 5 year performance partially reflects the performance of the previous subadviser. Also, the Board noted that the current portfolio manager was assigned to the Trust on June 30, 2004. Over the trailing one year period, performance has been strong, outperforming the benchmark index and peer group average.
The Board noted a proposed reduction in the subadvisory and advisory fees of the Trust and that such reduction is not reflected in the comparative information.

Emerging Growth (Sovereign Asset Management Company)	The Trust lagged its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted that Sovereign Asset Management replaced MFC Global as subadviser effective April 28, 2006.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Emerging Small Company (RCM)	The Trust lagged its benchmark index and peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that in May 2006, RCM replaced Franklin as the Trust’s subadviser.

Equity-Income (T. Rowe Price Associates, Inc.)
The Trust lagged its benchmark index over the one, three and five year periods.
The Trust lagged its peer group average over the one and three year periods and outperformed its peer group average over the five year period.

Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that the Trust’s investment style is deep value and that the portfolio manager tends to outperform in down markets. The Board requested management to continue to closely monitor the performance of this Trust.
The Board noted that total expenses were slightly higher than the peer group median.

Financial Services (Davis Selected Advisers, L.P.)
The Trust lagged its benchmark index over the one year period and outperformed its benchmark index over the three year period.
The Trust lagged its peer group average over the one year period and outperformed its peer group average over the three year period.
		Subadvisory fees for this Trust are lower than its peer group median. Advisory fees for this Trust are lower than its peer group median. Total expenses for this Trust are equal to its peer group median.	The Board took into account the relatively small size of the peer group average for this specialty fund.

Fundamental Value (Davis Selected Advisers, L.P.)
The Trust outperformed its benchmark index over the one and three year periods.
The Trust lagged its peer group average over the one year period and outperformed its peer group average over the three year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted that the advisory fees for this Trust were slightly higher than the peer group median but the total expenses are in line with the peer group median.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Global (Templeton Global Advisors Limited)	The Trust has lagged its benchmark index and its peer group average over the one, three, and five year periods.
Subadvisory fees for this Trust are lower than its peer group median.
Advisory fees for this Trust are lower than its peer group median.
Total expenses for this Trust are lower than its peer group median.

The Board noted that Templeton assumed subadvisory responsibilities for the Trust in December 2003; therefore, the Trust’s long term performance reflects the performance of the previous subadviser.
The Board further noted that performance of the comparable retail fund the Trust is modeled after has outperformed both its benchmark index and peer group average over the five and ten year periods and that there has been no disruption in the continuity of the management team for such fund.

Global Allocation (UBS Global Asset Management)	The Trust has lagged its benchmark index and its peer group average over the one, three and five year periods.	Management considers this fund to have no peers to compare fees and expenses.
The Board noted that the Trust underwent a strategy change in May 2003. The Board further noted that performance of the comparable retail fund the Trust is modeled after has outperformed its benchmarks over the three and five year period.

Global Real Estate (Deutsche Asset Management, Inc.)	See “Comments.”
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that the Global Real Estate Trust commenced operations in May 2006 and has a limited performance record.

Growth & Income (Independence Investment LLC)
The Trust matched its benchmark index over the one year period and lagged its benchmark index and peer group average over the three, five, and ten year periods.
The Trust outperformed its peer group average over the one year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted that the subadviser assumed sole responsibility for the portfolio following a restructuring in May 2005 and that the Trust has performed well since that time.

Health Sciences (T. Rowe Price Associates, Inc.)	The Trust outperformed its benchmark index and its peer group average over the one and three year periods.
Subadvisory fees for this Trust are higher than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.
The Board noted that the peer group for this Trust was small and that total expenses of the Trust are only slightly higher than the peer group median.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Income & Value (Capital Guardian Trust Company)
The Trust outperformed its benchmark index over the one, three and five year periods.
The Trust underperformed its peer group average for the one year period and outperformed over the three and five year periods.

Subadvisory fees for this Trust are higher than the peer group median
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that though fees are higher than the peer group median, they are only slightly higher.

International Core (formerly known as the International Stock Trust) (Grantham, Mayo, Van Otterloo & Co., LLC)
The Trust outperformed its benchmark index over the one year period and lagged its benchmark index over the three and five year periods.
The Trust outperformed its peer group average over the one and three year periods and lagged its peer group average over the five year period.

Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that GMO assumed subadvisory responsibilities on August 1, 2005; therefore, the Trust’s long term performance reflects the performance of the previous subadviser.

International Opportunities (Marsico Capital Management, LLC)	See “Comments.”
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that the International Opportunity Trust commenced operations in May 2005 and has a limited performance record. The Board noted the good performance history of the comparable retail fund and that the Trust’s performance has been within management’s expectations.

International Small Cap (Templeton Investment Counsel, Inc.)	The Trust lagged its benchmark index and its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that Templeton assumed subadvisory responsibilities for the Trust in May 2003. The Board also noted that the Trust’s performance has shown recent improvement.

International Small Company (Dimensional Fund Advisors)	Management considers this Trust to have no appropriate peers against which to compare performance.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

International Value (Templeton Investment Counsel, Inc.)
The Trust lagged its benchmark index over the one year period and outperformed its benchmark index over the three and five year periods.
The Trust lagged its peer group average over the one and five year periods and outperformed its peer group average over the three year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance.

Large Cap (UBS Global Asset Management)	See “Comments.”
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust commenced operations in May 2005 and had a limited performance record. The Board noted that the Trust’s performance has been within management’s expectations.

Large Cap Value (Fund Asset Management, L.P. (Mercury Advisors)	The Trust outperformed its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

Managed (Declaration Management & Research LLC) (Grantham, Mayo, Van Otterloo & Co., LLC)	The Trust lagged its benchmark index and its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are lower than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are lower than its peer group median.

The Board noted the Trust was restructured in August 2005, with GMO becoming sole manager of the equity portion of the Trust and Declaration assuming sole management of the fixed income portion of the Trust.
The Board took into account management’s discussion of the reasons for the performance of the Trust and its continued close monitoring of such performance.

Mid Cap Core (A I M Capital Management, Inc.)	The Trust has lagged its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board voted to renew the subadvisory agreement but noted that performance should be monitored closely. The Board requested management to provide a specific recommendation to address the Trust’s underperformance.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Mid Cap Stock (Wellington Management Company, LLP)	The Trust outperformed its benchmark index and its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

Mid Cap Value (Lord, Abbett & Co.)	The Trust lagged its benchmark index and its peer group average over the one and three year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that the performance of this Trust should be closely monitored. The Board also took into account management’s discussion of the Trust’s performance and of the portfolio manager’s investment style, including that the portfolio manager follows a contrarian style so at times the Trust will not track its peer group.

Mid Cap Value Equity (RiverSource Investments LLC)	See “Comments.”
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are equal to the peer group median.
The Board noted that the Mid Cap Value Equity Trust commenced operations in May 2006 and had a limited performance record.

Mid Value (T. Rowe Price Associates, Inc.)	The Trust underperformed the benchmark index over the one, three and five year periods. The Trust outperformed its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that a new portfolio manager assumed management of the Trust in 2004 and that since that date performance of the Trust has improved.
The Board noted that even though the subadvisory and advisory fees for the Trust are higher than the peer group median, the total expenses for the Trust are only slightly higher than the peer group median.

Money Market (MFC Global Investment Management (U.S.A.) Limited)
The Trust lagged its benchmark index over the one, three and five year periods.
The Trust outperformed its peer group average over the one and three and year periods and lagged its peer group average over the five year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board took into account the relatively small difference in rankings among the funds in the Trust’s peer group.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Money Market B (MFC Global Investment Management (U.S.A.) Limited)	The Trust lagged its benchmark index over the one, three and five year periods and outperformed its peer group average over the same periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

Natural Resources (Wellington Management Company, LLP)	The Trust outperformed its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

Overseas Equity (Capital Guardian Trust Company)
The Trust outperformed its benchmark index over the one year period and lagged its benchmark index over the three and five year periods.
The Trust outperformed its peer group average over the one year period and lagged its peer group average over the three and five year periods.

Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that the portfolio managers were changed in 2004 and performance has improved since that date but still below peers and index. The Board took into account management’s discussion of the reasons for the performance of the Trust and its continued close monitoring of such performance.
The Board noted that the advisory and subadvisory fees were reduced effective June 1, 2006.

Pacific Rim (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index over the one, three and five year periods. The Trust lagged its peer group average over the one, three and five year periods.	Management considers this fund to have no peers to compare fees and expenses.

Quantitative All Cap (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are lower than its peer group median.
Advisory fees for this Trust are lower than its peer group median.
Total expenses for this Trust are lower than its peer group median.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Quantitative Mid Cap (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index and its peer group average over the one and three year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are equal to the peer group median.
Total expenses for this Trust are higher than the peer group median.

Quantitative Value (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

Real Estate Securities (Deutsche Asset Management, Inc.)
The Trust lagged its benchmark index over the one and five year periods and outperformed its benchmark index over the three year period.
The Trust outperformed its peer group average over the one and three year periods and lagged its peer group average over the five year period.

Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that Deutsche Asset Management assumed subadvisory responsibilities on November 25, 2002; therefore, the Trust’s long term performance reflects the performance of the previous subadviser.

Science & Technology (T. Rowe Price Associates, Inc.)	The Trust underperformed its benchmark index and its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are higher than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.
While the Board voted to renew the subadvisory agreement at this time, management was requested to provide a specific recommendation to address the Trust’s underperformance.

Small Cap (Independence Investment LLC)	See “Comments.”
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board noted that the Trust commenced operations in May 2005 and had a limited performance record. The Board noted that the Trust’s performance has been within management’s expectations.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Small Cap Growth (Wellington Management Company, LLP)	The Trust outperformed its benchmark index and its peer group average over the one, three, and five year periods.
Subadvisory fees for this Trust are higher than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.

Small Cap Opportunities (Munder Capital Management)	The Trust outperformed its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

Small Cap Value (Wellington Management Company, LLP)
The Trust lagged its benchmark index over the one, and three year periods and outperformed its benchmark index over the five year period.
The Trust lagged its peer group average over the one and three year period and outperformed its peer group average over the five year period.

Subadvisory fees for this Trust are higher than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are equal to its peer group median.

The Board noted that the subadviser assumed sole responsibility for the portfolio following a restructuring in May 2005 and that the comparative performance information for periods prior to this date do not reflect such change.

Small Company (American Century Investment Management, Inc.)	The Trust lagged its benchmark index and peer group average over the one year period.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that performance of the comparable fund the Trust is modeled after outperformed its benchmark index and peer group average over the three and five year periods.

Small Company Growth (A I M Capital Management, Inc.)	See “Comments.”.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust commenced operations in October, 2005 and has a limited performance history. Since its inception, the Trust has been in line with its peer group.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Small Company Value (T. Rowe Price Associates, Inc.)
The Trust underperformed its benchmark index over the three and five year periods and outperformed its benchmark index over the one year period.
The Trust outperformed its peer group average over the one and five year periods and underperformed its peer group average over the three year period.

Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board observed that performance over the one and five year periods against its peers was strong. The Board noted that the advisory fees for this Trust were slightly higher than the median.

Special Value (Legg Mason Asset Management, Inc.)	The Trust lagged its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the effect of current market conditions, as well as the Trust’s volatility as compared to its peers. The Board also noted that the Trust’s total expenses slightly exceed the median.

Spectrum Income (T. Rowe Price Associates, Inc.)	See “Comments.”	Subadvisory fees for this Trust are lower than the peer group median. Advisory fees for this Trust are equal to the peer group median. Total expenses for this Trust are equal to the peer group median.	The Board noted that the Trust commenced operations in October, 2005 and had a limited performance record. The Board noted the good performance of its comparable retail fund.

Strategic Opportunities (Fidelity)
The Trust outperformed its benchmark index over the one and three year periods and lagged its benchmark index over the five year period.
The Trust outperformed its peer group average over the one and three year periods and lagged its peer group average over the five year period.

Subadvisory fees for this Trust are lower than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.

The Board noted that the current portfolio manager was assigned to the Trust on April 22, 2003 and the improvement in the Trust’s performance since that time. Since then, performance has been strong, outperforming the benchmark index and peer group average.
The Board noted that the Trust’s total expenses were slightly higher than the peer group median.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

Strategic Value (Massachusetts Financial Services Company)	The Trust lagged its benchmark index and its peer group average over the one and three year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that performance of the comparable fund the Trust is modeled after outperforms its peer group average over the five year period. The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including the subadviser’s investment style, which is a contrarian style that causes the Trust’s performance to not track that of its peers at all times. It was observed that the subadviser has shown consistency in following its investment strategy.

U.S. Core (formerly known as the Growth & Income Trust) (Grantham, Mayo, Van Otterloo & Co., LLC)	The Trust lagged its benchmark index and its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that GMO assumed subadvisory responsibilities in August 2005; therefore, the Trust’s long term performance reflects the performance of the previous subadviser.
The Board took into account management’s discussion of the factors that contributed to the Trust’s performance, including current market conditions and the subadviser’s investment style. The Board also requested that management continue to closely monitor performance.

U.S. Global Leaders Growth (Sustainable Growth Advisers, L.P.)	The Trust lagged its benchmark index and its peer group average over the one year period.
Subadvisory fees for this Trust are lower than the peer group median.
Advisory fees for this Trust are lower than the peer group median.
Total expenses for this Trust are lower than the peer group median.
The Board took into account management’s discussion of the Trust’s performance, including the effect of current market conditions and its plans with respect to monitoring the Trust.

U.S. Large Cap (Capital Guardian Trust Company)	The Trust outperformed its benchmark index and its peer group average over the one, three and five year periods.
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that the advisory and subadvisory fees were reduced effective June 1, 2006. The Board noted the effect of the asset size of the Trust on advisory and subadvisory fee levels.

John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of Trust, as of March 31, 2006	Estimated Fees and Expenses	Comments

U.S. Multi Sector (Grantham, Mayo, Van Otterloo & Co., LLC)	See “Comments.”
Subadvisory fees for this Trust are equal to the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are lower than the peer group median.

The Board noted that the Trust commenced operations in October 2005 and has a limited performance history.
The Board took into account management’s discussion of the factors that contributed to the Trust’s recent performance, including current market conditions and the subadviser’s investment style.

Utilities (Massachusetts Financial Services Company)	The Trust outperformed its benchmark index and its peer group average over the one and three year periods.
Subadvisory fees for this Trust are higher than its peer group median.
Advisory fees for this Trust are higher than its peer group median.
Total expenses for this Trust are higher than its peer group median.

Value (Morgan Stanley Investment Management Inc. (Van Kampen))
The Trust underperformed its benchmark index over the one, three and five year periods.
The Trust underperformed its peer group average over the five year period and outperformed its peer group average over the one and three year periods.
		Subadvisory fees for this Trust are lower than its peer group median. Advisory fees for this Trust are equal to its peer group median. Total expenses for this Trust are lower than its peer group median.	The Board noted that there was a portfolio manager change in May 2003 and that the performance of the Trust had improved since that date.

Value & Restructuring (UST Advisers, Inc.)	See “Comments.”
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.

The Board noted that the Value & Restructuring Trust commenced operations in October 2005 and has a limited performance history.
The Board noted the Trust’s strong recent performance.
The Board also noted that the subadvisory and advisory fees for this Trust were being reduced.

Vista (American Century Investment Management, Inc.)	See “Comments.”
Subadvisory fees for this Trust are higher than the peer group median.
Advisory fees for this Trust are higher than the peer group median.
Total expenses for this Trust are higher than the peer group median.
The Board noted that the Trust commenced operations in October 2005 and has a limited performance history.

John Hancock Trust
Appendix B

PORTFOLIO AND SUBADVISER	Performance of Comparable Funds as of December 31, 2005	Estimated Fees and Expenses	Comments

Emerging Small Company (RCM Capital Management)
Subadvisory fees for this Trust were higher than its peer group median.
Advisory fees for this Trust were higher than its peer group median.
Total expenses for this Trust were in line with its peer group median.
The Board noted that advisory and subadvisory fees for the portfolio would decrease as a result of the change of subadviser from Franklin Adviser, Inc. to RCM Capital Management.

Global Real Estate
(Subadviser: Deutsche Asset Management, Inc.
Sub-subadvisers:
RREEF America, LLC
RREEF Global Advisers Limited
Deutsche Investments Australia Limited
Deutsche Asset
Management (Hong
Kong) Limited
Deutsche Asset
Management
International GMBH)
Comparable performance is not available.
Subadvisory fees for this Trust were higher than its peer group median.
Advisory fees for this Trust were higher than its peer group median.
Total expenses for this Trust were higher than its peer group median.
The Board noted that the peer group is primarily comprised of U.S. centric strategies.

International Small Company (Dimensional Fund Advisers, Inc.)	No comparable funds.
Subadvisory fees for this Trust were higher than its peer group median.
Advisory fees for this Trust were higher than its peer group median.
Total expenses for this Trust were higher than its peer group median.
The Board noted that the peer group for this portfolio only included two funds.

Mid Cap Value Equity (RiverSource Investments, LLC)
Performance of the RiverSource Mid Cap Value Mutual Fund has outperformed its benchmark index over the one and three year periods.
Performance of the RiverSource Mid Cap Value Mutual Fund has outperformed its peer group average over the one and three year periods.

Subadvisory fees for this Trust were lower than its peer group median.
Advisory fees for this Trust were higher than its peer group median.
Total expenses for this Trust were slightly higher than its peer group median.

PORTFOLIO AND SUBADVISER	Performance of Comparable Funds as of December 31, 2005	Estimated Fees and Expenses	Comments

Real Estate Equity (T. Rowe Price Associates, Inc.)
Performance of the Real Estate Fund of T. Rowe Price has outperformed its benchmark index over the one, three and five year periods.
Performance of the Real Estate Fund of T. Rowe Price has outperformed its peer group average over the one, three and five year periods.

Subadvisory fees for this Trust were lower than its peer group median.
Advisory fees for this Trust were higher than its peer group median.
Total expenses for this Trust were in line with its peer group median.

Real Estate Securities (Subadviser: Deutsche Asset Management, Inc. Sub-subadviser: RREEF America LLC)
Performance of the DWS RREEF Real Estate Securities Fund, the model for the Trust, has outperformed its benchmark index over the one, three and five year periods.
Performance of the DWS RREEEF Real Estate Securities Fund has outperformed its peer group average over the one, three and five year periods.

Subadvisory fees for this Trust were lower than its peer group median.
Advisory fees for this Trust were lower than its peer group median.
Total expenses for this Trust were lower than its peer group median.
The Board noted that advisory and subadvisory fees for the portfolio would not change as a result of the addition of RREEF America LLC as a sub-subadviser to the portfolio.

John Hancock Trust
Trustees and Officers Information (unaudited)

The Trustees and Officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios.

DISINTERESTED TRUSTEES

Name, Address and Age	Position with the Trust [1]	Principal Occupation(s) and Other Directorships During Past Five Years
Don B. Allen 601 Congress Street Boston, MA 02210 Born: 1928	Trustee (since 1985)	Adviser, Sinicon Plastics Inc. (plastic injection molding).
Charles L. Bardelis 601 Congress Street Boston, MA 02210 Born: 1941	Trustee (since 1988)	President and Executive Officer, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).
Peter S. Burgess 601 Congress Street Boston, MA 02210 Born: 1942	Trustee (since 2005)
Consultant (financial, accounting and auditing matters) (since 1999). Certified Public Accountant, Partner; Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).

Elizabeth G. Cook 601 Congress Street Boston, MA 02210 Born: 1937	Trustee (since 2005)[2]
Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to present); Expressive Arts Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).

Hassell H. McClellan 601 Congress Street Boston, MA 02210 Born: 1945	Trustee (since 2005)[2]	Associate Professor, The Graduate School of the Wallace E. Carroll School of Management, Boston College. Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).
James M. Oates 601 Congress Street Boston, MA 02210 Born: 1946	Chairman (since 2005) Trustee (since 2004)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997).
Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995); and Connecticut River Bancorp (since 1998).
Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005); Director, Phoenix Mutual Funds (since 1988; overseeing 20 portfolios).

F. David Rolwing 601 Congress Street Boston, MA 02210 Born: 1934	Trustee (since 1997)[3]	Former Chairman, President and CEO, Montgomery Mutual Insurance Company, 1991 to 1999. (Retired 1999).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2	Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

3	Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

John Hancock Trust
Trustees and Officers Information (Unaudited)

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

Name, Address and Age	Position with the Trust [1]	Principal Occupation(s) and Other Directorships During Past Five Years
James R. Boyle[2] 601 Congress Street Boston, MA 02210 Born: 1959	Trustee (since 2005)
President, John Hancock Annuities; Executive Vice President, John Hancock Life Insurance Company (since June 2004); President U.S. Annuities; Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (prior to 2004).

John D. Richardson[2,3] 601 Congress Street Boston, MA 02210 Born: 1938	Trustee (since 1997)
Retired; Former Senior Executive Vice President, Office of the President, Manulife Financial, February 2000 to March 2002 (Retired, March 2002); Executive Vice President and General Manager, U.S. Operations, Manulife Financial, January 1995 to January 2000.
Director of BNS Split Corp. and BNS Split Corp. II, publicly traded companies listed on the Toronto Stock Exchange.

Keith F. Hartstein[4] 601 Congress Street Boston, MA 02210 Born: 1956	President (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, John Hancock Advisers, LLC and The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company); Director, President and Chief Executive Officer, John Hancock Funds, LLC (“John Hancock Funds”); Director, President and Chief Executive Officer, Sovereign Asset Management LLC (“Sovereign”); Director, John Hancock Signature Services, Inc.; Director, Chairman and President, NM Capital Management, Inc. (NM Capital) (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Executive Vice President, John Hancock Funds, LLC (until 2005).

John G. Vrysen[4] 601 Congress Street Boston, MA 02210 Born: 1955	Chief Financial Officer (since 2005)
Executive Vice President and Chief Financial Officer, John Hancock Funds, LLC, July 2005 to present; Senior Vice President and General Manager, Fixed Annuities, John Hancock Financial Services, September 2004 to July 2005; Executive Vice President, Operations, Manulife Wood Logan, July 2000 to September 2004.

Gordon M. Shone[4] 601 Congress Street Boston, MA 02210 Born: 1956	Treasurer (since 2005)	Senior Vice President, John Hancock Life Insurance Company (U.S.A.), January 2001 to present. Vice President, The Manufacturers Life Insurance Company (U.S.A.), August 1998 to December 2000.
John D. Danello[4] 601 Congress Street Boston, MA 02110 Born: 1955	Secretary (since 2005)
Vice President/Chief Counsel, US Wealth Management, John Hancock Financial Services, Inc., February 2005 to present. Vice President/Chief Counsel, Life Insurance & Asset Management, Allmerica Financial Corporation, Inc., 2001 to February 2005.

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President and Chief Compliance Officer for John Hancock Investment Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company and John Hancock Funds (since 2005); Fidelity Investments—Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Fidelity Investments— Vice President and Ethics & Compliance Officer (until 2001).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2	The Trustee is an “interested person” (as defined in the 1940 Act) due to his position (prior position in the case of John D. Richardson) with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.
3	Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.
4	Affiliated with the Adviser.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available without charge, upon request, by calling 1-800-344-1029 or on the SEC internet website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Management of the Trust

Trustees

James M. Oates, Chairman of the Board
Don B. Allen
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
F. David Rolwing
John D. Richardson

Officers

Keith F. Hartstein, President
John G. Vrysen, Chief Financial Officer
Gordon M. Shone, Treasurer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston MA 02210-2805

PRESORTED STD
U.S. POSTAGE
PAID
RANDOLPH, MA
PERMIT NO. 75

JHTOSA 8/06

John Hancock Trust

Bond Trusts

Semiannual Report
June 30, 2006
Unaudited Financial Statements

0806: 1115017

John Hancock Trust

President’s Message

June 30, 2006

To our shareholders:

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pullback that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where they will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

As for bonds, after two years of steady rate hikes, the Federal Reserve is likely nearing the end of its short-term interest rate increases. We are already seeing some evidence of slowing economic activity, especially in the job market, but the Fed’s focus is squarely on inflation. Any further Fed rate hikes will be dependent on inflation readings in the coming months. If the Fed holds rates steady, we expect the bond market to be relatively stable as well, which means performance will largely be driven by interest payments.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Your investment in Variable Insurance Products is a big step in that direction. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein

President and Chief Executive Officer

2

John Hancock Trust
Semiannual Report — Table of Contents

Sector Weightings	4-5
Understanding Your Portfolio’s Expenses	6
Statements of Assets and Liabilities	11
Statements of Operations	15
Statements of Changes in Net Assets	19
Financial Highlights	22
Portfolio of Investments (See below for each Porfolio’s page #)	35-128
Notes to Financial Statements	129
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	151
Trustees and Officers Information	159

	Portfolio of		Portfolio of
Portfolio	Investments	Portfolio	Investments
Active Bond Trust	35	Short-Term Bond Trust	96
Core Bond Trust	51	Strategic Bond Trust	100
Global Bond Trust	59	Strategic Income Trust	110
High Income Trust	67	Total Return Trust	114
High Yield Trust	70	U.S. Government Securities Trust	119
Investment Quality Bond Trust	80	U.S. High Yield Bond Trust	121
Real Return Bond Trust	90

3

John Hancock Trust
Sector Weightings*

Active Bond Trust

Sector Weighting	% of Total
Mortgage Securities	19.17
Government	12.54
Financial	4.03
Asset Backed Securities	1.59
Communications	1.29
Utilities	1.18
Consumer, Non-cyclical	0.92
Funds	0.85
Energy	0.73
Consumer, Cyclical	0.55

Core Bond Trust

Sector Weighting	% of Total
Mortgage Securities	28.60
Asset Backed Securities	4.63
Government	4.58
Financial	3.48
Communications	1.60
Energy	0.80
Utilities	0.68
Consumer, Non-cyclical	0.67
Consumer, Cyclical	0.33
Basic Materials	0.19

Global Bond Trust

Sector Weighting	% of Total
Government	22.99
Mortgage Securities	4.64
Financial	3.69
Industrial	1.31
Asset Backed Securities	0.39
Consumer, Cyclical	0.38
Consumer, Non-cyclical	0.27
Communications	0.26
Energy	0.21
Utilities	0.19

High Income Trust

Sector Weighting	% of Total
Communications	11.59
Consumer, Cyclical	11.52
Industrial	4.32
Basic Materials	4.14
Consumer, Non-cyclical	4.05
Financial	2.36
Diversified	0.90
Energy	0.79
Funds	0.27
Asset Backed Securities	0.15

High Yield Trust

Sector Weighting	% of Total
Communications	7.99
Consumer, Cyclical	6.76
Financial	4.84
Government	4.33
Energy	4.01
Industrial	3.44
Consumer, Non-cyclical	3.35
Basic Materials	1.68
Utilities	1.62
Technology	1.32

Investment Quality Bond Trust

Sector Weighting	% of Total
Government	11.74
Financial	8.79
Mortgage Securities	7.48
Communications	2.37
Asset Backed Securities	1.72
Utilities	1.70
Consumer, Non-cyclical	1.53
Consumer, Cyclical	1.27
Energy	0.92
Basic Materials	0.78

Real Return Bond Trust

Sector Weighting	% of Total
Government	28.89
Mortgage Securities	2.52
Asset Backed Securities	1.87
Financial	1.66
Industrial	0.68
Consumer, Cyclical	0.19
Communications	0.05
Consumer, Non-cyclical	0.04
Basic Materials	0.03
Utilities	0.01

Short-Term Bond Trust

Sector Weighting	% of Total
Mortgage Securities	26.94
Financial	8.24
Asset Backed Securities	4.50
Energy	2.39
Consumer, Cyclical	1.79
Utilities	1.41
Communications	1.41
Consumer, Non-cyclical	0.94
Industrial	0.55

Strategic Bond Trust

Sector Weighting	% of Total
Mortgage Securities	17.80
Financial	4.55
Asset Backed Securities	4.25
Energy	2.83
Government	2.13
Communications	2.09
Utilities	1.96
Industrial	1.92
Consumer, Cyclical	1.16
Consumer, Non-cyclical	1.01

Strategic Income Trust

Sector Weighting	% of Total
Government	24.69
Financial	2.82
Mortgage Securities	2.50
Industrial	1.02
Communications	1.01
Consumer, Cyclical	0.94
Consumer, Non-cyclical	0.83
Basic Materials	0.81
Energy	0.37
Funds	0.27

Total Return Trust

Sector Weighting	% of Total
Mortgage Securities	19.76
Government	8.00
Financial	3.63
Industrial	1.10
Communications	0.84
Energy	0.36
Asset Backed Securities	0.33
Consumer, Cyclical	0.15
Technology	0.10
Utilities	0.07

U.S. Government Securities Trust

Sector Weighting	% of Total
Mortgage Securities	28.63
Government	5.63
Asset Backed Securities	4.80

4

John Hancock Trust
Sector Weightings

U.S. High Yield Bond Trust

Sector Weighting	% of Total
Communications	10.24
Financial	7.17
Consumer, Cyclical	6.93
Consumer, Non-cyclical	5.51
Energy	4.15
Industrial	3.18
Technology	1.84
Utilities	1.13
Basic Materials	0.97
Asset Backed Securities	0.20

*Top Ten Sectors as a percentage of market value. Does not include short-term securities and investments in the State Street Navigator Securities Lending Prime Portfolio.

5

John Hancock Trust
Understanding your portfolio’s expenses

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio held from January 1, 2006 through June 30, 2006. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the “Expenses Paid During Period” row as shown below for your Series.

Hypothetical Example for Comparison Purposes

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second table for each portfolio is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and insurance-related charged were included, your costs would have been higher.

Active Bond Trust

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	992.40	991.40	993.60
Expenses Paid During Period*	3.49	4.48	3.19

Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,021.30	1,020.30	1,021.60
Expenses Paid During Period*	3.54	4.55	3.23

Annualized Expense Ratios	Series I	Series II	Series NAV
	0.70%	0.90%	0.65%
Core Bond Trust

Actual Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	989.70	989.50	990.80
Expenses Paid During Period*	4.18	5.17	3.88

Hypothetical 5% Portfolio Return	Series I	Series II	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,020.60	1,019.60	1,020.90
Expenses Paid During Period*	4.24	5.25	3.94

Annualized Expense Ratios	Series I	Series II	Series NAV
	0.84%	1.04%	0.79%

6

John Hancock Trust
Understanding your portfolio’s expenses

Expense and Value of a $1,000 Investment — continued

Global Bond Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,028.70	1,028.10	1,026.80	1,028.80
Expenses Paid During Period*	4.26	5.27	6.08	4.06

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,020.60	1,019.60	1,018.80	1,020.80
Expenses Paid During Period*	4.24	5.25	6.06	4.04

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.85%	1.05%	1.20%	0.80%
High Income Trust

Actual Portfolio Return				Series NAV[a]
Beginning Account Value 4/28/2006				$1,000.00
Ending Account Value 6/30/2006				987.20
Expenses Paid During Period*				1.49

Hypothetical 5% Portfolio Return				Series NAV[a]
Beginning Account Value 4/28/2006				$1,000.00
Ending Account Value 6/30/2006				1,007.30
Expenses Paid During Period*				1.51

Annualized Expense Ratios				Series NAV[a]
				0.87%
a Series NAV began operations on 4-28-06.
High Yield Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,015.70	1,015.80	1,014.70	1,016.30
Expenses Paid During Period*	3.83	4.84	5.54	3.53

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,021.00	1,020.00	1,019.30	1,021.30
Expenses Paid During Period*	3.84	4.85	5.55	3.54

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.76%	0.96%	1.11%	0.71%

7

John Hancock Trust
Understanding your portfolio’s expenses

Expense and Value of a $1,000 Investment — continued

Investment Quality Bond Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	989.50	988.30	986.80	989.30
Expenses Paid During Period*	3.68	4.67	5.36	4.08

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,021.10	1,020.10	1,019.40	1,025.40
Expenses Paid During Period*	3.74	4.75	5.45	4.15

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.74%	0.94%	1.09%	0.69%
Real Return Bond Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	990.80	989.50	989.00	991.10
Expenses Paid During Period*	3.98	4.97	5.77	3.78

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,020.80	1,019.80	1,019.00	1,021.00
Expenses Paid During Period*	4.04	5.05	5.86	3.84

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.81%	1.01%	1.16%	0.76%
Short-Term Bond Trust

Actual Portfolio Return				Series NAV
Beginning Account Value 1/1/2006				$1,000.00
Ending Account Value 6/30/2006				1,013.30
Expenses Paid During Period*				3.22

Hypothetical 5% Portfolio Return				Series NAV
Beginning Account Value 1/1/2006				$1,000.00
Ending Account Value 6/30/2006				1,021.60
Expenses Paid During Period*				3.23

Annualized Expense Ratios				Series NAV
				0.65%

8

John Hancock Trust
Understanding your portfolio’s expenses

Expense and Value of a $1,000 Investment — continued

Strategic Bond Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	994.00	993.80	992.40	994.60
Expenses Paid During Period*	3.99	4.98	5.68	4.39

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,020.80	1,019.80	1,019.10	1,025.10
Expenses Paid During Period*	4.04	5.05	5.75	4.46

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.80%	1.00%	1.15%	0.75%
Strategic Income Trust

Actual Portfolio Return		Series I	Series II	Series NAV
Beginning Account Value 1/1/2006		$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006		1,008.90	1,007.60	1,009.40
Expenses Paid During Period*		4.62	5.62	3.72

Hypothetical 5% Portfolio Return		Series I	Series II	Series NAV
Beginning Account Value 1/1/2006		$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006		1,020.20	1,019.20	1,021.10
Expenses Paid During Period*		4.65	5.65	3.74

Annualized Expense Ratios		Series I	Series II	Series NAV
		0.93%	1.13%	0.74%
Total Return Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	992.50	991.40	990.60	992.30
Expenses Paid During Period*	3.99	4.98	5.67	3.69

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,020.80	1,019.80	1,019.10	1,021.10
Expenses Paid During Period*	4.04	5.05	5.75	3.74

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.80%	1.00%	1.15%	0.75%

9

John Hancock Trust
Understanding your portfolio’s expenses

Expense and Value of a $1,000 Investment — continued

U.S. Government Securities Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	996.00	994.90	993.50	995.90
Expenses Paid During Period*	3.69	4.69	5.38	3.39

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,021.10	1,020.10	1,019.40	1,021.40
Expenses Paid During Period*	3.74	4.75	5.45	3.44

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.74%	0.94%	1.09%	0.69%
U.S. High Yield Bond Trust

Actual Portfolio Return		Series I	Series II	Series NAV
Beginning Account Value 1/1/2006		$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006		1,024.50	1,024.20	1,024.90
Expenses Paid During Period*		4.25	5.26	4.05

Hypothetical 5% Portfolio Return		Series I	Series II	Series NAV
Beginning Account Value 1/1/2006		$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006		1,020.60	1,019.60	1,020.80
Expenses Paid During Period*		4.24	5.25	4.04

Annualized Expense Ratios		Series I	Series II	Series NAV
		0.85%	1.05%	0.80%

*Expenses are equal to the Portfolio’s annualized expense ratio for each respective series, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year or since inception, whichever is shorter/365 or 366] (to reflect the one-half year period).

10

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	Active Bond	Core Bond	Global Bond	High Income

Investments, at value	$2,671,966,087	$197,623,674	$900,279,714	$271,613,250
Securities loaned, at value (Note 2)	285,838,428	5,942,596	92,901,988	52,436,143
Repurchase agreements, at value	101,001,000	11,978,000	13,109,000	—
Cash	87,338	648	—	23,548
Foreign currency, at value	1,456,205	—	7,917,478	—
Receivable for investments sold	10,000	2,490,184	—	920,361
Receivable for delayed delivery securities sold	31,827,796	39,673,606	61,317,761	—
Receivable for shares sold	491,151	45,261	100	803,254
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	1,918,005	—
Dividends and interest receivable	17,191,258	1,324,814	10,036,850	4,667,213
Receivable for swap contracts	—	—	3,824,027	—
Unrealized appreciation of swap contracts (Note 2)	—	—	6,937,023	—
Receivable for futures variation margin	130,184	—	537,717	—
Other assets	20,862	1,756	9,768	3,360
Total assets	3,110,020,309	259,080,539	1,098,789,431	330,467,129

Liabilities

Due to custodian	—	—	681	—
Payable for investments purchased	51,839,951	5,376,845	643,680	773,516
Payable for delayed delivery securities purchased	433,439,003	65,010,243	88,168,339	—
Payable for shares repurchased	2,218,128	559	2,233,009	—
Payable upon return of securities loaned	289,100,959	6,064,521	94,788,421	53,562,406
Payable for options written, at value (Note 2)	—	—	3,228,142	35,640
Payable for swap contracts	—	—	2,901,163	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	1,800,568	—
Payable to affiliates
Fund administration expenses	28,579	—	—	9,627
Other payables and accrued expenses	1,430,247	53,044	164,891	90,002
Total liabilities	778,056,867	76,505,212	193,928,894	54,471,191

Net assets

Capital paid-in	2,363,016,727	189,302,008	895,041,992	279,622,206
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency, options written, swap contracts
and forward foreign currency contracts	(30,648,331)	(7,311,597)	(11,430,317)	(645,784)
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency, options written, swap contracts and
forward foreign currency contracts	(52,535,436)	(3,030,083)	7,415,799	(6,038,452)
Undistributed net investment income (loss)	52,130,482	3,614,999	13,833,063	3,057,968
Net assets	$2,331,963,442	$182,575,327	$904,860,537	$275,995,938
Investments, including repurchase agreements, at cost	$3,111,382,122	$218,574,353	$1,005,273,164	$330,079,042
Foreign currency, at cost	$1,414,199	—	$7,819,192	—
Premiums received on written options	—	—	$5,843,304	$26,837

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$148,504,823	$79,995	$125,242,051	—
Shares outstanding	15,812,776	6,609	8,585,248	—
Net asset value per share (net assets ÷ shares outstanding)	$9.39	$12.10	$14.59	—
Series II
Net assets	$537,076,155	$1,538,780	$163,020,880	—
Shares outstanding	57,202,258	127,294	11,207,718	—
Net asset value per share (net assets ÷ shares outstanding)	$9.39	$12.09	$14.55	—
Series III
Net assets	—	—	$42,975	—
Shares outstanding	—	—	2,974	—
Net asset value per share (net assets ÷ shares outstanding)	—	—	$14.45	—
Series NAV
Net assets	$1,646,382,464	$180,956,552	$616,554,631	$275,995,938
Shares outstanding	175,190,783	14,979,234	42,334,757	22,374,780
Net asset value per share (net assets ÷ shares outstanding)	$9.40	$12.08	$14.56	$12.34

The accompanying notes are an integral part of the financial statements.

11

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

		Investment
Assets	High Yield	Quality Bond	Real Return Bond	Short-Term Bond

Investments, at value	$1,418,653,792	$378,181,820	$1,604,702,369	$187,311,996
Securities loaned, at value (Note 2)	334,352,246	97,228,945	103,838	4,857,136
Repurchase agreements, at value	26,800,000	7,029,000	9,405,000	2,158,000
Cash	4,526,160	71,702	—	32,499
Receivable for investments sold	11,637,501	3,700,732	12,778,507	—
Receivable for delayed delivery securities sold	—	—	33,454,925	—
Receivable for shares sold	7,286,839	79,885	2,571,042	—
Receivable for forward foreign currency exchange contracts (Note 2)	—	—	355,897	—
Dividends and interest receivable	31,397,385	5,260,340	2,873,767	1,500,996
Receivable for swap contracts	—	—	212,360	—
Unrealized appreciation of swap contracts (Note 2)	—	—	4,208,042	—
Receivable for futures variation margin	—	—	244,661	—
Other assets	19,802	4,930	8,836	2,066
Total assets	1,834,673,725	491,557,354	1,670,919,244	195,862,693

Liabilities

Due to custodian	—	—	12,711,128	—
Payable for investments purchased	32,796,360	3,397,510	4,250,077	—
Payable for delayed delivery securities purchased	—	63,944	844,142,153	1,001,727
Payable for shares repurchased	302,585	38,206	56,054	191,097
Payable upon return of securities loaned	341,323,699	99,201,553	106,000	4,956,250
Payable for options written, at value (Note 2)	—	—	508,307	—
Payable for swap contracts	—	—	147,922	—
Payable for futures variation margin	—	75,922	31,250	—
Payable for forward foreign currency exchange contracts (Note 2)	—	—	2,476,490	—
Other payables and accrued expenses	162,378	91,303	99,929	181,971
Total liabilities	374,585,022	102,868,438	864,529,310	6,331,045

Net assets

Capital paid-in	1,543,551,404	403,849,539	831,400,081	194,012,293
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency, options written, swap contracts
and forward foreign currency contracts	(109,330,895)	(21,276,370)	(47,817,142)	(5,319,975)
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency, options written, swap contracts and
forward foreign currency contracts	(37,349,740)	(3,197,026)	8,617,293	(3,478,931)
Undistributed net investment income (loss)	63,217,934	9,312,773	14,189,702	4,318,261
Net assets	$1,460,088,703	$388,688,916	$806,389,934	$189,531,648
Investments, including repurchase agreements, at cost	$1,817,179,814	$485,819,058	$1,605,913,954	$197,806,063
Premiums received on written options	—	—	$726,112	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$150,609,547	$205,190,845	$4,825,138	—
Shares outstanding	15,345,737	18,418,042	375,720	—
Net asset value per share (net assets ÷ shares outstanding)	$9.81	$11.14	$12.84	—
Series II
Net assets	$90,254,520	$116,552,985	$123,034,919	—
Shares outstanding	9,157,558	10,471,631	9,647,956	—
Net asset value per share (net assets ÷ shares outstanding)	$9.86	$11.13	$12.75	—
Series III
Net assets	$510,188	$10,057	$36,196	—
Shares outstanding	52,188	908	2,839	—
Net asset value per share (net assets ÷ shares outstanding)	$9.78	$11.08	$12.75	—
Series NAV
Net assets	$1,218,714,448	$66,935,029	$678,493,681	$189,531,648
Shares outstanding	124,626,358	6,018,878	53,267,967	19,405,199
Net asset value per share (net assets ÷ shares outstanding)	$9.78	$11.12	$12.74	$9.77

The accompanying notes are an integral part of the financial statements.

12

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

				U.S. Government
Assets	Strategic Bond	Strategic Income	Total Return	Securities

Investments, at value	$674,271,422	$324,880,720	$1,907,362,403	$689,757,496
Securities loaned, at value (Note 2)	94,469,900	24,149,864	94,752,245	—
Repurchase agreements, at value	63,500,000	—	54,892,000	—
Cash	5,970,416	—	213,989	4,137,662
Receivable for investments sold	468,494	748,798	4,478,937	—
Receivable for delayed delivery securities sold	25,961,953	—	14,579,186	37,095,401
Receivable for shares sold	208,711	1,326,330	5,246,736	100
Receivable for forward foreign currency exchange contracts (Note 2)	—	22,157	552,888	—
Dividends and interest receivable	6,064,637	4,236,987	4,845,439	1,145,611
Receivable for swap contracts	—	—	378,270	—
Receivable for futures variation margin	381,245	—	1,322,137	—
Other assets	8,756	378	17,964	5,138
Total assets	871,305,534	355,365,234	2,088,642,194	732,141,408

Liabilities

Due to custodian	—	23,433,706	—	—
Payable for investments purchased	4,933,412	1,112,171	15,906,607	6,651,710
Payable for delayed delivery securities purchased	226,305,735	—	298,656,367	329,043,253
Payable for shares repurchased	800,013	110,766	385,043	162,938
Payable upon return of securities loaned	96,650,611	24,633,860	96,732,414	—
Payable for options written, at value (Note 2)	448,578	—	5,772,860	—
Payable for swap contracts	—	—	277,611	—
Unrealized depreciation of swap contracts (Note 2)	—	—	2,206,392	—
Payable for futures variation margin	—	—	4,864	81,756
Payable for forward foreign currency exchange contracts (Note 2)	—	1,073,957	5,695,302	—
Payable to affiliates
Fund administration expenses	—	1,928	—	—
Other payables and accrued expenses	121,649	26,371	182,063	60,882
Total liabilities	329,259,998	50,392,759	425,819,523	336,000,539

Net assets

Capital paid-in	553,328,313	306,206,669	1,684,777,467	407,879,509
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency, options written, swap contracts
and forward foreign currency contracts	(18,640,319)	222,169	(11,932,862)	(14,250,412)
Unrealized appreciation (depreciation) on investments, futures contracts, foreign currency, options written, swap contracts and
forward foreign currency contracts	(8,847,304)	(4,149,643)	(43,035,768)	(5,810,530)
Undistributed net investment income (loss)	16,204,846	2,693,280	33,013,834	8,322,302
Net assets	$542,045,536	$304,972,475	$1,662,822,671	$396,140,869
Investments, including repurchase agreements, at cost	$841,438,261	$352,615,733	$2,077,011,285	$695,428,768
Premiums received on written options	$1,064,835	—	$4,998,922	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$168,703,167	$12,910,859	$385,284,714	$198,817,885
Shares outstanding	15,112,245	977,085	29,100,183	15,399,871
Net asset value per share (net assets ÷ shares outstanding)	$11.16	$13.21	$13.24	$12.91
Series II
Net assets	$106,480,999	$25,195,999	$255,295,195	$92,495,128
Shares outstanding	9,539,689	1,905,420	19,317,994	7,163,583
Net asset value per share (net assets ÷ shares outstanding)	$11.16	$13.22	$13.22	$12.91
Series III
Net assets	$74,510	—	$1,148,446	$2,815
Shares outstanding	6,710	—	87,400	215
Net asset value per share (net assets ÷ shares outstanding)	$11.10	—	$13.14	$13.07[b]
Series NAV
Net assets	$266,786,860	$266,865,617	$1,021,094,316	$104,825,041
Shares outstanding	23,969,026	20,207,755	77,306,355	8,143,151
Net asset value per share (net assets ÷ shares outstanding)	$11.13	$13.21	$13.21	$12.87

b Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements.

13

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	U.S. High Yield Bond

Investments, at value	$258,835,559
Securities loaned, at value (Note 2)	29,217,595
Repurchase agreements, at value	24,464,000
Cash	12,714
Receivable for investments sold	6,211,092
Receivable for delayed delivery securities sold	2,899,892
Receivable for shares sold	734,375
Dividends and interest receivable	4,394,898
Other assets	1,703
Total assets	326,771,828

Liabilities

Payable for investments purchased	7,704,539
Payable for delayed delivery securities purchased	7,930,962
Payable for shares repurchased	5,944
Payable upon return of securities loaned	29,825,513
Payable to affiliates
Fund administration expenses	380
Other payables and accrued expenses	41,175
Total liabilities	45,508,513

Net assets

Capital paid-in	279,547,735
Accumulated undistributed net realized gain (loss) on investments	(1,657,635)
Unrealized appreciation (depreciation) on investments	(3,627,805)
Undistributed net investment income (loss)	7,001,020
Net assets	$281,263,315
Investments, including repurchase agreements, at cost	$316,144,959

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.

Series I
Net assets	$1,808,179
Shares outstanding	142,997
Net asset value per share (net assets ÷ shares outstanding)	$12.64
Series II
Net assets	$3,250,376
Shares outstanding	256,987
Net asset value per share (net assets ÷ shares outstanding)	$12.65
Series III
Net assets	—
Shares outstanding	—
Net asset value per share (net assets ÷ shares outstanding)	—
Series NAV
Net assets	$276,204,760
Shares outstanding	21,840,815
Net asset value per share (net assets ÷ shares outstanding)	$12.65

The accompanying notes are an integral part of the financial statements.

14

John Hancock Trust
Statements of Operations — for the period ended June 30, 2006 (Unaudited)

Investment income	Active Bond	Core Bond	Global Bond	High Income[a]

Interest	$49,384,484	$4,307,425	$18,850,087	$3,395,812
Dividends	63,875	—	77,834	78,743
Securities lending	208,812	—	18,114	6,317
Less foreign taxes withheld	(27,722)	(528)	(22,437)	(14,793)
Total investment income	49,629,449	4,306,897	18,923,598	3,466,079

Expenses

Investment management fees (Note 3)	5,986,019	566,464	2,960,629	307,617
Series I distribution and service fees (Note 3)	39,092	17	31,632	—
Series II distribution and service fees (Note 3)	684,428	1,319	188,473	—
Series III distribution and service fees (Note 3)	—	—	732	—
Transfer agent fees for Series III (Note 3)	—	—	709	—
Blue sky fees for Series III (Note 3)	—	—	685	—
Fund administration fees (Note 3)	87,464	7,486	37,529	11,589
Audit and legal fees	30,384	15,867	24,321	17,467
Printing and postage fees	94,176	8,061	40,409	16,789
Custodian fees	179,570	61,949	259,069	46,649
Trustees’ fees (Note 4)	17,060	1,460	7,320	3,247
Registration and filing fees	14,796	1,266	6,349	1,982
Miscellaneous	25,700	12,643	45,465	2,771
Total expenses	7,158,689	676,532	3,603,322	408,111
Less expense reductions (Note 3)	—	—	(1,394)	—
Net expenses	7,158,689	676,532	3,601,928	408,111
Net investment income (loss)	42,470,760	3,630,365	15,321,670	3,057,968

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(20,475,526)	(2,997,840)	(5,614,404)	(645,784)
Futures contracts	—	—	(9,482,709)	—
Options written	—	—	595,211	—
Interest rate swap contracts	—	—	(475,793)	—
Foreign currency transactions	330,666	—	11,974,375	—
Change in net unrealized appreciation (depreciation) of
Investments	(36,362,097)	(2,256,117)	(1,206,689)	(6,029,649)
Futures contracts	—	—	(4,074,829)	—
Options written	—	—	2,108,948	(8,803)
Swap contracts	—	—	16,960,951	—
Translation of assets and liabilities in foreign currencies	70,702	—	(1,625,230)	—
Net realized and unrealized gain (loss)	(56,436,255)	(5,253,957)	9,159,831	(6,684,236)

Increase (decrease) in net assets from operations	($13,965,495)	($1,623,592)	$24,481,501	($3,626,268)

a Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements.

15

John Hancock Trust
Statements of Operations — for the period ended June 30, 2006 (Unaudited)

		Investment
Investment income	High Yield	Quality Bond	Real Return Bond	Short-Term Bond

Interest	$68,435,211	$10,725,037	$17,244,872	$4,954,350
Dividends	26,171	—	—	—
Securities lending	790,206	18,111	1,150	9,663
Less foreign taxes withheld	(3,773)	(1,913)	—	—
Total investment income	69,247,815	10,741,235	17,246,022	4,964,013

Expenses

Investment management fees (Note 3)	5,455,532	1,135,845	2,641,894	583,953
Series I distribution and service fees (Note 3)	42,373	53,654	1,144	—
Series II distribution and service fees (Note 3)	130,236	127,624	167,591	—
Series III distribution and service fees (Note 3)	1,915	401	242	—
Transfer agent fees for Series III (Note 3)	1,818	425	271	—
Blue sky fees for Series III (Note 3)	754	596	733	—
Fund administration fees (Note 3)	75,898	16,913	33,462	8,975
Audit and legal fees	28,285	17,578	23,582	15,336
Printing and postage fees	81,723	18,211	36,030	8,905
Custodian fees	171,777	106,721	96,811	15,810
Trustees’ fees (Note 4)	14,804	3,299	6,527	1,751
Registration and filing fees	12,839	2,861	5,661	1,518
Miscellaneous	13,044	2,868	17,928	9,352
Total expenses	6,030,998	1,486,996	3,031,876	645,600
Less expense reductions (Note 3)	(2,572)	(1,021)	(1,004)	—
Net expenses	6,028,426	1,485,975	3,030,872	645,600
Net investment income (loss)	63,219,389	9,255,260	14,215,150	4,318,413

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(4,286,071)	(1,393,109)	(30,993,379)	(1,043,456)
Futures contracts	—	191,780	574,026	—
Options written	—	—	44,165	—
Swap contracts	—	—	(953,045)	—
Foreign currency transactions	(4,690)	—	35,974	—
Change in net unrealized appreciation (depreciation) of
Investments	(26,343,083)	(12,470,999)	8,916,340	(728,042)
Futures contracts	—	236,876	(1,824,563)	—
Options written	—	—	217,805	—
Swap contracts	—	—	5,097,412	—
Translation of assets and liabilities in foreign currencies	28,718	—	(1,893,636)	—
Net realized and unrealized gain (loss)	(30,605,126)	(13,435,452)	(20,778,901)	(1,771,498)

Increase (decrease) in net assets from operations	$32,614,263	($4,180,192)	($6,563,751)	$2,546,915

The accompanying notes are an integral part of the financial statements.

16

John Hancock Trust
Statements of Operations — for the period ended June 30, 2006 (Unaudited)

				U.S. Government
Investment income	Strategic Bond	Strategic Income	Total Return	Securities

Interest	$19,309,184	$3,223,096	$39,686,582	$9,315,586
Dividends	33,048	24,440	323,539	—
Securities lending	100,065	152	19,444	—
Less foreign taxes withheld	—	(14,849)	—	—
Total investment income	19,442,297	3,232,839	40,029,565	9,315,586

Expenses

Investment management fees (Note 3)	2,270,657	441,260	5,659,803	1,250,567
Series I distribution and service fees (Note 3)	44,541	3,000	102,818	51,053
Series II distribution and service fees (Note 3)	139,960	29,945	339,471	121,255
Series III distribution and service fees (Note 3)	863	—	5,763	364
Transfer agent fees for Series III (Note 3)	884	—	5,594	405
Blue sky fees for Series III (Note 3)	647	—	950	610
Fund administration fees (Note 3)	31,076	3,932	72,146	17,933
Audit and legal fees	20,149	15,222	30,604	17,763
Printing and postage fees	33,461	4,234	77,683	19,309
Custodian fees	120,294	8,547	209,148	57,758
Trustees’ fees (Note 4)	6,061	767	14,072	3,498
Registration and filing fees	5,257	665	12,205	3,034
Miscellaneous	18,127	3,038	24,679	5,474
Total expenses	2,691,977	510,610	6,554,936	1,549,023
Less expense reductions (Note 3)	(1,531)	—	(6,544)	(1,015)
Net expenses	2,690,446	510,610	6,548,392	1,548,008
Net investment income (loss)	16,751,851	2,722,229	33,481,173	7,767,578

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(11,171,100)	(477,196)	(6,088,823)	(4,719,202)
Futures contracts	939,292	—	(2,652,533)	448,929
Options written	20,664	41,953	580,657	—
Swap contracts	—	—	15,912	—
Foreign currency transactions	(58,483)	894,197	3,989,324	—
Change in net unrealized appreciation (depreciation) of
Investments	(10,113,100)	(3,983,203)	(17,806,227)	(5,432,493)
Futures contracts	(53,565)	—	(16,876,036)	132,098
Options written	616,257	—	(1,514,354)	—
Swap contracts	—	—	(1,287,917)	—
Translation of assets and liabilities in foreign currencies	22,023	(587,555)	(4,935,319)	—
Net realized and unrealized gain (loss)	(19,798,012)	(4,111,804)	(46,575,316)	(9,570,668)

Increase (decrease) in net assets from operations	($3,046,161)	($1,389,575)	($13,094,143)	($1,803,090)

The accompanying notes are an integral part of the financial statements.

17

John Hancock Trust
Statements of Operations — for the period ended June 30, 2006 (Unaudited)

Investment income	U.S. High Yield Bond

Interest	$7,757,500
Securities lending	30,019
Total investment income	7,787,519

Expenses

Investment management fees (Note 3)	724,535
Series I distribution and service fees (Note 3)	71
Series II distribution and service fees (Note 3)	2,165
Fund administration fees (Note 3)	8,124
Audit and legal fees	15,983
Printing and postage fees	8,747
Custodian fees	19,644
Trustees’ fees (Note 4)	1,585
Registration and filing fees	1,374
Miscellaneous	4,198
Total expenses	786,426
Net investment income (loss)	7,001,093

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(161,011)
Change in net unrealized appreciation (depreciation) of
Investments	(3,649,790)
Net realized and unrealized gain (loss)	(3,810,801)

Increase (decrease) in net assets from operations	$3,190,292

The accompanying notes are an integral part of the financial statements.

18

John Hancock Trust

Statements of Changes in Net Assets

	Active Bond		Core Bond		Global Bond
	Six months		Six months		Six months
	ended 6-30-06	Year ended	ended 6-30-06	Year ended	ended 6-30-06	Year ended
Increase (decrease) in net assets	(Unaudited)	12-31-05[a]	(Unaudited)	12-31-05[b]	(Unaudited)	12-31-05[c]

From operations
Net investment income (loss)	$42,470,760	$65,520,013	$3,630,365	$5,418,089	$15,321,670	$28,262,624
Net realized gain (loss)	(20,144,860)	3,004,761	(2,997,840)	(3,875,204)	(3,003,320)	(21,868,763)
Change in net unrealized appreciation (depreciation)	(36,291,395)	(29,886,964)	(2,256,117)	(773,966)	12,163,151	(71,840,352)
Increase (decrease) in net assets resulting
from operations	(13,965,495)	38,637,810	(1,623,592)	768,919	24,481,501	(65,446,491)
Distributions to shareholders
From net investment income
Series I	(4,305,469)	—	(2,611)	—	—	(8,877,428)
Series II	(14,300,548)	—	(28,039)	—	—	(5,051,503)
Series III	—	—	—	—	—	(31,983)
Series NAV	(33,393,212)	(12,770,632)	(5,841,358)	—	—	(27,079,201)
From net realized gain
Series I	—	(512,678)	—	—	(1,603,860)	(1,610,076)
Series II	—	(1,243,423)	—	—	(1,961,988)	(1,004,951)
Series III	—	—	—	—	(5,360)	(5,709)
Series NAV	—	(2,240,270)	—	—	(7,539,897)	(4,614,879)
	(51,999,229)	(16,767,003)	(5,872,008)	—	(11,111,105)	(48,275,730)
From Fund share transactions	452,625,451	921,048,123	36,494,609	152,807,399	97,094,454	100,783,325

Net assets

Beginning of period	1,945,302,715	1,002,383,785	153,576,318	—	794,395,687	807,334,583
End of period	$2,331,963,442	$1,945,302,715	$182,575,327	$153,576,318	$904,860,537	$794,395,687
Undistributed net investment income (loss)	$52,130,482	$61,658,951	$3,614,999	$5,856,642	$13,833,063	($1,488,607)

	High Income		High Yield		Investment Quality Bond
	Period ended		Six months		Six months
	6-30-06[d]		ended 6-30-06	Year ended	ended 6-30-06	Year ended
Increase (decrease) in net assets	(Unaudited)		(Unaudited)	12-31-05[c]	(Unaudited)	12-31-05[c]

From operations
Net investment income (loss)	$3,057,968		$63,219,389	$115,302,685	$9,255,260	$22,890,626
Net realized gain (loss)	(645,784)		(4,290,761)	9,778,913	(1,201,329)	3,984,915
Change in net unrealized appreciation (depreciation)	(6,038,452)		(26,314,365)	(71,734,999)	(12,234,123)	(17,898,109)
Increase (decrease) in net assets resulting
from operations	(3,626,268)		32,614,263	53,346,599	(4,180,192)	8,977,432
Distributions to shareholders
From net investment income
Series I	—		(10,963,040)	(12,032,871)	(12,897,908)	(16,433,919)
Series II	—		(6,589,348)	(4,921,740)	(6,123,137)	(3,023,232)
Series III	—		(58,691)	(22,593)	(12,486)	(4,558)
Series NAV	—		(101,658,612)	(67,320,147)	(3,793,510)	(6,323,797)
	—		(119,269,691)	(84,297,351)	(22,827,041)	(25,785,506)
From Fund share transactions	279,622,206		(91,694,388)	221,973,624	38,597,992	(78,336,988)

Net assets

Beginning of period	—		1,638,438,519	1,447,415,647	377,098,157	472,243,219
End of period	$275,995,938		$1,460,088,703	$1,638,438,519	$388,688,916	$377,098,157
Undistributed net investment income (loss)	$3,057,968		$63,217,934	$119,268,236	$9,312,773	$22,884,554

a Series I and Series II shares began operations on 4-29-05.
b Period from 4-29-05 (commencement of operations) to 12-31-05.
c Series NAV shares began operations on 2-28-05.
d Period from 4-28-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements. 19

John Hancock Trust
Statements of Changes in Net Assets

	Real Return Bond		Short-Term Bond		Strategic Bond
	Six months		Six months		Six months
	ended 6-30-06	Year ended	ended 6-30-06	Year ended	ended 6-30-06	Year ended
Increase (decrease) in net assets	(Unaudited)	12-31-05[a]	(Unaudited)	12-31-05	(Unaudited)	12-31-05[a]

From operations
Net investment income (loss)	$14,215,150	$15,962,071	$4,318,413	$7,184,585	$16,751,851	$43,788,783
Net realized gain (loss)	(31,292,259)	3,126,810	(1,043,456)	(454,615)	(10,269,627)	5,484,329
Change in net unrealized appreciation (depreciation)	10,513,358	(10,665,965)	(728,042)	(1,987,383)	(9,528,385)	(28,095,963)
Increase (decrease) in net assets resulting
from operations	(6,563,751)	8,422,916	2,546,915	4,742,587	(3,046,161)	21,177,149
Distributions to shareholders
From net investment income
Series I	(117,172)	—	—	—	(11,901,365)	(6,817,037)
Series II	(3,077,510)	(198,831)	—	—	(7,452,112)	(1,994,326)
Series III	(2,893)	—	—	—	(29,498)	(11,522)
Series NAV	(16,156,204)	(3,099,482)	(6,806,814)	(3,858,411)	(31,231,017)	(21,170,085)
From net realized gain
Series I	(88,336)	(689,751)	—	—	—	—
Series II	(2,511,838)	(6,701,641)	—	—	—	—
Series III	(2,499)	(2,929)	—	—	—	—
Series NAV	(11,962,833)	(19,980,480)	—	—	—	—
	(33,919,285)	(30,673,114)	(6,806,814)	(3,858,411)	(50,613,992)	(29,992,970)
From Fund share transactions	155,359,996	173,464,033	(13,202,104)	(47,143,253)	(108,039,321)	(233,978,785)

Net assets

Beginning of period	691,512,974	540,299,139	206,993,651	253,252,728	703,745,010	946,539,616
End of period	$806,389,934	$691,512,974	$189,531,648	$206,993,651	$542,045,536	$703,745,010
Undistributed net investment income (loss)	$14,189,702	$19,328,331	$4,318,261	$6,806,662	$16,204,846	$50,066,987

	Strategic Income		Total Return		U.S. Government Securities
	Six months		Six months		Six months
	ended 6-30-06	Year ended	ended 6-30-06	Year ended	ended 6-30-06	Year ended
Increase (decrease) in net assets	(Unaudited)	12-31-05[b]	(Unaudited)	12-31-05[a]	(Unaudited)	12-31-05[a]

From operations
Net investment income (loss)	$2,722,229	$842,467	$33,481,173	$51,265,024	$7,767,578	$18,671,067
Net realized gain (loss)	458,954	417,169	(4,155,463)	805,732	(4,270,273)	(8,419,448)
Change in net unrealized appreciation (depreciation)	(4,570,758)	(640,795)	(42,419,853)	(15,880,970)	(5,300,395)	(1,501,560)
Increase (decrease) in net assets resulting
from operations	(1,389,575)	618,841	(13,094,143)	36,189,786	(1,803,090)	8,750,059
Distributions to shareholders
From net investment income
Series I	(49,581)	(424,102)	(13,977,702)	(13,898,348)	(10,101,252)	(5,445,846)
Series II	(50,314)	(780,321)	(8,804,673)	(6,024,773)	(4,624,511)	(1,693,602)
Series III	—	—	(94,035)	(62,611)	(9,204)	—
Series NAV	(956)	(5,265)	(33,061,731)	(17,556,991)	(5,016,740)	(5,796,641)
From net realized gain
Series I	(3,340)	(25,851)	—	(14,317,756)	—	(5,758,740)
Series II	(6,805)	(50,173)	—	(7,309,510)	—	(2,331,484)
Series III	—	—	—	(64,717)	—	(629)
Series NAV	(58)	(319)	—	(16,535,603)	—	(5,411,829)
	(111,054)	(1,286,031)	(55,938,141)	(75,770,309)	(19,751,707)	(26,438,771)
From Fund share transactions	273,031,417	15,003,996	170,190,519	75,895,929	931,617	(301,610,189)

Net assets

Beginning of period	33,441,687	19,104,881	1,561,664,436	1,525,349,030	416,764,049	736,062,950
End of period	$304,972,475	$33,441,687	$1,662,822,671	$1,561,664,436	$396,140,869	$416,764,049
Undistributed net investment income (loss)	$2,693,280	$71,902	$33,013,834	$55,470,802	$8,322,302	$20,306,431

a Series NAV shares began operations on 2-28-05.
b Series NAV shares began operations on 4-29-05.

The accompanying notes are an integral part of the financial statements.

20

John Hancock Trust
Statements of Changes in Net Assets

	U.S. High Yield Bond
	Six months
	ended 6-30-06	Year ended
Increase (decrease) in net assets	(Unaudited)	12-31-05[a]

From operations
Net investment income (loss)	$7,001,093	$8,409,617
Net realized gain (loss)	(161,011)	(1,175,413)
Change in net unrealized appreciation (depreciation)	(3,649,790)	21,985
Increase (decrease) in net assets resulting
from operations	3,190,292	7,256,189
Distributions to shareholders
From net investment income
Series I	(466)	—
Series II	(77,167)	—
Series III	—	—
Series NAV	(8,653,268)	—
	(8,730,901)	—
From Fund share transactions	138,727,735	140,820,000

Net assets

Beginning of period	148,076,189	—
End of period	$281,263,315	$148,076,189
Undistributed net investment income (loss)	$7,001,020	$8,730,828

a Period from 4-29-05 (commencement of operations) to 12-31-05.

The accompanying notes are an integral part of the financial statements.

21

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Active Bond

	Series I						Series II
Period ended					6-30-06[b]	12-31-05[a]		6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period					$9.73	$9.60		$9.72	$9.60
Net investment income (loss)[h]					0.23	0.29		0.22	0.28
Net realized and unrealized gain
(loss) on investments					(0.30)	(0.14)		(0.30)	(0.14)
Total from investment operations					(0.07)	0.15		(0.08)	0.14
Less distributions
From net investment income					(0.27)	—		(0.25)	—
From net realized gain					—	(0.02)		—	(0.02)
					(0.27)	(0.02)		(0.25)	(0.02)
Net asset value, end of period					$9.39	$9.73		$9.39	$9.72
Total return (%)[k]					(0.76)[m]	1.59[m]		(0.86)[m]	1.49[m]
Ratios and supplemental data

Net assets, end of period (in millions)					$149	$166		$537	$559
Ratio of net expenses to average
net assets (%)					0.70[r]	0.72[r]		0.90[r]	0.92[r]
Ratio of net investment income
(loss) to average net assets (%)					4.81[r]	4.33[r]		4.55[r]	4.25[r]
Portfolio turnover (%)					79[m]	305[x]		79[m]	305[x]

	Series NAV
Period ended	6-30-06[b]	12-31-05[f]	12-31-04[g]	12-31-03[g]	12-31-02[g]	12-31-01[g]

Per share operating performance

Net asset value,
beginning of period	$9.73	$9.63	$9.64	$9.70	$9.55	$9.44
Net investment income (loss)	0.19[h]	0.43[h]	0.34	0.43	0.50	0.58
Net realized and unrealized gain
(loss) on investments	(0.25)	(0.19)	0.11	0.18	0.18	0.11
Total from investment operations	(0.06)	0.24	0.45	0.61	0.68	0.69
Less distributions
From net investment income	(0.27)	(0.12)	(0.34)	(0.43)	(0.53)	(0.58)
From net realized gain	—	(0.02)	(0.12)	(0.24)	—	—
	(0.27)	(0.14)	(0.46)	(0.67)	(0.53)	(0.58)
Net asset value, end of period	$9.40	$9.73	$9.63	$9.64	$9.70	$9.55
Total return (%)[k]	(0.64)[m]	2.54	4.75	6.48	7.25	7.48
Ratios and supplemental data

Net assets, end of period (in millions)	$1,646	$1,220	$1,002	$1,056	$987	$948
Ratio of net expenses to average
net assets (%)	0.65[r]	0.70	0.70	0.70	0.69	0.67
Ratio of net investment income
(loss) to average net assets (%)	4.07[r]	4.41	3.56	4.42	5.24	5.97[u]
Portfolio turnover (%)	79[m]	305[x]	444	466[x]	291	207[x]

a Series I and Series II shares began operations on 4-29-05.
b Unaudited.
f Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.
g Audited by previous auditor.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.
u Had the Portfolio not amortized premiums and accreted discounts on debt securities, the ratio of net investment income to average net assets would have been 6.28% for the year ended 12-31-01.
x Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

22

John Hancock Trust

Financial Highlights (For a share outstanding throughout the period)

Core Bond

Series I			Series II
Period ended	6-30-06[b]	12-31-05[a]		6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period	$12.64	$12.50		$12.61	$12.50
Net investment income (loss)[h]	0.26	0.34		0.25	0.31
Net realized and unrealized gain
(loss) on investments	(0.39)	(0.20)		(0.38)	(0.20)
Total from investment operations	(0.13)	0.14		(0.13)	0.11
Less distributions
From net investment income	(0.41)	—		(0.39)	—
	(0.41)	—		(0.39)	—
Net asset value, end of period	$12.10	$12.64		$12.09	$12.61
Total return (%)[k]	(1.03)[m]	1.12[m]		(1.05)[m]	0.88[m]
Ratios and supplemental data

Net assets, end of period (in millions)	—[n]	—[n]		$2	$1
Ratio of net expenses to average
net assets (%)	0.84[r]	0.93[r]		1.04[r]	1.11[r]
Ratio of net investment income
(loss) to average net assets (%)	4.32[r]	4.01[r]		4.09[r]	3.49[r]
Portfolio turnover (%)	211[m]	619[m]		211[m]	619[m]

Series NAV
Period ended	6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period	$12.62	$12.50
Net investment income (loss)[h]	0.26	0.30
Net realized and unrealized gain
(loss) on investments	(0.38)	(0.18)
Total from investment operations	(0.12)	0.12
Less distributions
From net investment income	(0.42)	—
	(0.42)	—
Net asset value, end of period	$12.08	$12.62
Total return (%)[k]	(0.92)[m]	0.96[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$181	$153
Ratio of net expenses to average
net assets (%)	0.79[r]	0.82[r]
Ratio of net investment income
(loss) to average net assets (%)	4.29[r]	3.55[r]
Portfolio turnover (%)	211[m]	619[m]

a Series I, Series II and Series NAV shares began operations on 4-29-05.
b Unaudited. h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
m Not annualized.
n Less than $500,000.
r Annualized.

The accompanying notes are an integral part of the financial statements.

23

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Global Bond

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04[d]	12-31-03[d]	12-31-02[d]	12-31-01[d]		6-30-06[b]	12-31-05	12-31-04[d] 12-31-03[d] 12-31-02[a,d]

Per share operating performance

Net asset value,
beginning of period	$14.37	$16.28	$15.34	$13.79	$11.48	$11.42		$14.34	$16.20	$15.29	$13.77	$11.36
Net investment income (loss)[h]	0.26	0.44	0.32	0.44	0.40	0.41		0.25	0.41	0.29	0.39	0.40
Net realized and unrealized gain
(loss) on investments	0.15	(1.49)	1.21	1.62	1.91	(0.35)		0.15	(1.47)	1.21	1.64	2.01
Total from investment operations	0.41	(1.05)	1.53	2.06	2.31	0.06		0.40	(1.06)	1.50	2.03	2.41
Less distributions
From net investment income	—	(0.73)	(0.59)	(0.51)	—	—		—	(0.67)	(0.59)	(0.51)	—
From net realized gain	(0.19)	(0.13)	—	—	—	—		(0.19)	(0.13)	—	—	—
	(0.19)	(0.86)	(0.59)	(0.51)	—	—		(0.19)	(0.80)	(0.59)	(0.51)	—
Net asset value, end of period	$14.59	$14.37	$16.28	$15.34	$13.79	$11.48		$14.55	$14.34	$16.20	$15.29	$13.77
Total return (%)[k]	2.87[m]	(6.66)	10.38	15.40	20.12	0.53		2.81[m]	(6.77)	10.21	15.25	21.21[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$125	$132	$438	$195	$182	$97		$163	$143	$368	$64	$22
Ratio of net expenses to average
net assets (%)	0.85[r]	0.86	0.85	0.91	0.92	1.02		1.05[r]	1.06	1.05	1.11	1.12[r]
Ratio of net investment income
(loss) to average net assets (%)	3.57[r]	2.89	2.13	3.10	3.23	3.56		3.44[r]	2.67	1.93	2.74	3.30
Portfolio turnover (%)	149[m]	327[x]	174	338	439	527		149[m]	327[x]	174	338	439

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04[d]	12-31-03[a,d]					6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value, beginning of period			$14.26	$16.22	$15.34	$13.72					$14.34	$16.11
Net investment income (loss)[h]			0.20	0.39	0.23	0.05					0.26	0.40
Net realized and unrealized gain
(loss) on investments			0.18	(1.48)	1.25	1.57					0.15	(1.26)
Total from investment operations			0.38	(1.09)	1.48	1.62					0.41	(0.86)
Less distributions
From net investment income			—	(0.74)	(0.60)	—					—	(0.78)
From net realized gain			(0.19)	(0.13)	—	—					(0.19)	(0.13)
			(0.19)	(0.87)	(0.60)	—					(0.19)	(0.91)
Net asset value, end of period			$14.45	$14.26	$16.22	$15.34					$14.56	$14.34
Total return (%)[k]			2.68[l,m]	(6.93)[l]	10.05[l]	11.81[l,m]					2.88[m]	(5.58)[m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	—[n]	$1	—[n]					$617	$520
Ratio of net expenses to average net assets (%)			1.20[r]	1.21	1.20	1.26[r]					0.80[r]	0.80[r]
Ratio of gross expenses to average net assets (%)			1.96[p,r]	2.06[p]	2.56[p]	18.10[p,r]					0.80[r]	0.80[r]
Ratio of net investment income
(loss) to average net assets (%)			2.79[r]	2.57	1.54	1.28[r]					3.68[r]	3.16[r]
Portfolio turnover (%)			149[m]	327[x]	174	338					149[m]	327[x]

a Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
b Unaudited.
d As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I, $0.05 for Series II, and $0.14 for Series
III, and the net investment income ratio by 0.51% for Series I, 0.68% for Series II, and 1.89% for Series III, for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I, $0.06 for Series II, and $0.03 for Series III, and to the net investment income ratio of 0.35% for
Series I, 0.41% for Series II, and 0.75% for Series III for the year/period ended 12-31-03; increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended 12-31-02; increases to the net investment income per share of $0.03 for Series I, and to the net investment income ratio of 0.27% for Series I for the year ended 12-31-01.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
x Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

24

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

High Income

	Series NAV
Period ended		6-30-06[a,b]

Per share operating performance

Net asset value,
beginning of period		$12.50
Net investment income (loss)[h]		0.14
Net realized and unrealized gain
(loss) on investments		(0.30)
Total from investment operations		(0.16)
		—
Net asset value, end of period		$12.34
Total return (%)		(1.28)[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$276
Ratio of net expenses to average
net assets (%)		0.87[r]
Ratio of net investment income
(loss) to average net assets (%)		6.51[r]
Portfolio turnover (%)		60[m]

a Series NAV shares began operations on 4-28-06.
b Unaudited.
h Based on the average of the shares outstanding.
m Not annualized.
r Annualized.

The accompanying notes are an integral part of the financial statements.

25

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

High Yield

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$10.32	$10.51	$9.95	$8.50	$9.88	$11.65		$10.35	$10.45	$9.91	$8.49	$9.95
Net investment income (loss)[h]	0.39	0.76	0.72	0.69	0.75	1.06		0.38	0.74	0.69	0.68	0.47
Net realized and unrealized gain
(loss) on investments	(0.22)	(0.40)	0.33	1.28	(1.37)	(1.64)		(0.21)	(0.39)	0.34	1.27	(1.17)
Total from investment operations	0.17	0.36	1.05	1.97	(0.62)	(0.58)		0.17	0.35	1.03	1.95	(0.70)
Less distributions
From net investment income	(0.68)	(0.55)	(0.49)	(0.52)	(0.76)	(1.19)		(0.66)	(0.45)	(0.49)	(0.53)	(0.76)
	(0.68)	(0.55)	(0.49)	(0.52)	(0.76)	(1.19)		(0.66)	(0.45)	(0.49)	(0.53)	(0.76)
Net asset value, end of period	$9.81	$10.32	$10.51	$9.95	$8.50	$9.88		$9.86	$10.35	$10.45	$9.91	$8.49
Total return (%)[k]	1.57[m]	3.70	11.06	24.15	(6.65)	(5.48)[m]		1.58[m]	3.56	10.85	23.91	(7.42)[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$151	$179	$755	$621	$337	$323		$90	$109	$691	$296	$50
Ratio of net expenses to average
net assets (%)	0.76[r]	0.78	0.80	0.82	0.84	0.84[r]		0.96[r]	0.98	1.00	1.02	1.04[r]
Ratio of net investment income
(loss) to average net assets (%)	7.66[r]	7.41	7.28	7.56	8.55	10.10[r]		7.45[r]	7.13	6.99	7.38	6.18[r]
Portfolio turnover (%)	54[m]	92[x]	69	75	53	64[m]		54[m]	92[x]	69	75	53

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b] 12-31-05[a]

Per share operating performance

Net asset value,
beginning of period			$10.27	$10.48	$9.95	$9.21					$10.29	$10.63
Net investment income (loss)[h]			0.37	0.71	0.62	0.22					0.39	0.64
Net realized and unrealized gain
(loss) on investments			(0.21)	(0.38)	0.41	0.52					(0.22)	(0.38)
Total from investment operations			0.16	0.33	1.03	0.74					0.17	0.26
Less distributions
From net investment income			(0.65)	(0.54)	(0.50)	—					(0.68)	(0.60)
			(0.65)	(0.54)	(0.50)	—					(0.68)	(0.60)
Net asset value, end of period			$9.78	$10.27	$10.48	$9.95					$9.78	$10.29
Total return (%)[k]			1.47[l,m]	3.36[l]	10.84[l]	8.03[l,m]					1.63[m]	2.70[m]
Ratios and supplemental data

Net assets, end of period (in millions)			$1	$1	$2	—[n]					$1,219	$1,349
Ratio of net expenses to average
net assets (%)			1.11[r]	1.13	1.15	1.17[r]					0.71[r]	0.72[r]
Ratio of gross expenses to average
net assets (%)			1.64[p,r]	1.94[p]	2.36[p]	11.65[p,r]					0.71[r]	0.72[r]
Ratio of net investment income
(loss) to average net assets (%)			7.25[r]	6.88	6.30	7.15[r]					7.68[r]	7.58[r]
Portfolio turnover (%)			54[m]	92[x]	69	75					54[m]	92[x]

a Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
x Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

26

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Investment Quality Bond

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$11.98	$12.41	$12.58	$12.33	$11.85	$11.74		$11.96	$12.37	$12.55	$12.32	$11.94
Net investment income (loss)[h]	0.28	0.61	0.61	0.61	0.67	0.74		0.27	0.59	0.57	0.57	0.56
Net realized and unrealized gain
(loss) on investments	(0.41)	(0.34)	(0.03)	0.26	0.45	0.09		(0.41)	(0.35)	(0.01)	0.29	0.46
Total from investment operations	(0.13)	0.27	0.58	0.87	1.12	0.83		(0.14)	0.24	0.56	0.86	1.02
Less distributions
From net investment income	(0.71)	(0.70)	(0.75)	(0.62)	(0.64)	(0.72)		(0.69)	(0.65)	(0.74)	(0.63)	(0.64)
	(0.71)	(0.70)	(0.75)	(0.62)	(0.64)	(0.72)		(0.69)	(0.65)	(0.74)	(0.63)	(0.64)
Net asset value, end of period	$11.14	$11.98	$12.41	$12.58	$12.33	$11.85		$11.13	$11.96	$12.37	$12.55	$12.32
Total return (%)[k]	(1.05)[m]	2.26	4.81	7.32	9.94	7.33		(1.17)[m]	2.03	4.65	7.24	9.02[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$205	$227	$362	$399	$469	$408		$117	$90	$110	$85	$38
Ratio of net expenses to average
net assets (%)	0.74[r]	0.74	0.74	0.75	0.74	0.74		0.94[r]	0.94	0.94	0.95	0.94[r]
Ratio of net investment income
(loss) to average net assets (%)	4.91[r]	5.08	4.94	4.93	5.71	6.28		4.77[r]	4.90	4.67	4.64	5.07[r]
Portfolio turnover (%)	19[m]	30	23	59	46	50		19[m]	30	23	59	46

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b] 12-31-05[a]

Per share operating performance

Net asset value,
beginning of period			$11.91	$12.37	$12.58	$12.08					$11.97	$12.45
Net investment income (loss)[h]			0.26	0.58	0.40	0.17					0.29	0.52
Net realized and unrealized gain
(loss) on investments			(0.42)	(0.38)	0.15	0.33					(0.42)	(0.28)
Total from investment operations			(0.16)	0.20	0.55	0.50					(0.13)	0.24
Less distributions
From net investment income			(0.67)	(0.66)	(0.76)	—					(0.72)	(0.72)
			(0.67)	(0.66)	(0.76)	—					(0.72)	(0.72)
Net asset value, end of period			$11.08	$11.91	$12.37	$12.58					$11.12	$11.97
Total return (%)[k]			(1.32)[l,m]	1.75[l]	4.60[l]	4.14[l,m]					(1.07)[m]	2.06[m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	—[n]	—[n]	—[n]					$67	$59
Ratio of net expenses to average
net assets (%)			1.09[r]	1.09	1.09	1.10[r]					0.69[r]	0.67[r]
Ratio of gross expenses to average
net assets (%)			2.11[p,r]	2.56[p]	4.34[p]	11.06[p,r]					0.69[r]	0.67[r]
Ratio of net investment income
(loss) to average net assets (%)			4.48[r]	4.78	3.38	4.31[r]					5.00[r]	5.14[r]
Portfolio turnover (%)			19[m]	30	23	59					19[m]	30

a Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements.

27

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Real Return Bond

Series I					Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03[a]		6-30-06[b]	12-31-05	12-31-04	12-31-03[a]

Per share operating performance

Net asset value,
beginning of period	$13.55	$14.00	$13.11	$12.50		$13.45	$13.95	$13.10	$12.50
Net investment income (loss)[h]	0.25	0.27	0.09	0.08		0.23	0.29	0.06	0.06
Net realized and unrealized gain
(loss) on investments	(0.38)	(0.08)	1.08	0.53		(0.37)	(0.13)	1.07	0.54
Total from investment operations	(0.13)	0.19	1.17	0.61		(0.14)	0.16	1.13	0.60
Less distributions
From net investment income	(0.33)	—	(0.06)	—		(0.31)	(0.02)	(0.06)	—
From net realized gain	(0.25)	(0.64)	(0.22)	—		(0.25)	(0.64)	(0.22)	—
	(0.58)	(0.64)	(0.28)	—		(0.56)	(0.66)	(0.28)	—
Net asset value, end of period	$12.84	$13.55	$14.00	$13.11		$12.75	$13.45	$13.95	$13.10
Total return (%)[k]	(0.92)[m]	1.44	9.06	4.88[m]		(1.05)[m]	1.21	8.73	4.80[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$5	$4	$196	$137		$123	$145	$343	$142
Ratio of net expenses to average
net assets (%)	0.81[r]	0.81	0.82	0.83[r]		1.01[r]	1.02	1.02	1.03[r]
Ratio of net investment income
(loss) to average net assets (%)	3.76[r]	1.93	0.68	1.00[r]		3.54[r]	2.14	0.50	0.67[r]
Portfolio turnover (%)	551[m,y]	1,239[y]	1,151[y]	574[m]		551[m,y]	1,239[y]	1,151[y]	574[m]

Series III					Series NAV
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03[a]				6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period	$13.44	$13.95	$13.11	$12.41				$13.45	$13.93
Net investment income (loss)[h]	0.22	0.24	0.06	0.01				0.25	0.31
Net realized and unrealized gain
(loss) on investments	(0.37)	(0.11)	1.07	0.69				(0.37)	(0.05)
Total from investment operations	(0.15)	0.13	1.13	0.70				(0.12)	0.26
Less distributions
From net investment income	(0.29)	—	(0.07)	—				(0.34)	(0.10)
From net realized gain	(0.25)	(0.64)	(0.22)	—				(0.25)	(0.64)
	(0.54)	(0.64)	(0.29)	—				(0.59)	(0.74)
Net asset value, end of period	$12.75	$13.44	$13.95	$13.11				$12.74	$13.45
Total return (%)[k]	(1.10)[l,m]	1.00[l]	8.75[l]	5.64[l,m]				(0.89)[m]	1.95[m]
Ratios and supplemental data

Net assets, end of period (in millions)	—[n]	—[n]	$1	—[n]				$678	$542
Ratio of net expenses to average
net assets (%)	1.16[r]	1.16	1.17	1.18[r]				0.76[r]	0.76[r]
Ratio of gross expenses to average
net assets (%)	2.82[p,r]	2.90[p]	2.99[p]	14.88[p,r]				0.76[r]	0.76[r]
Ratio of net investment income
(loss) to average net assets (%)	3.42[r]	1.71	0.43	0.20[r]				3.82[r]	2.70[r]
Portfolio turnover (%)	551[m,y]	1,239[y]	1,151[y]	574[m]				551[m,y]	1,239[y]

a Series I, Series II, Series III and Series NAV shares began operations on 5-5-03, 5-5-03, 9-5-03 and 2-28-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
y Includes the effect of dollar roll transactions, if any.

The accompanying notes are an integral part of the financial statements.

28

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Short-Term Bond

	Series NAV
Period ended	6-30-06[b]	12-31-05[f]	12-31-04[g]	12-31-03[e,g]	12-31-02[e,g]	12-31-01[g]

Per share operating performance

Net asset value,
beginning of period	$9.98	$9.93	$10.13	$10.23	$10.11	$9.86
Net investment income (loss)[h]	0.21	0.31	0.30	0.37	0.44	0.52
Net realized and unrealized gain
(loss) on investments	(0.08)	(0.11)	(0.15)	(0.10)	0.12	0.26
Total from investment operations	0.13	0.20	0.15	0.27	0.56	0.78
Less distributions
From net investment income	(0.34)	(0.15)	(0.30)	(0.35)	(0.41)	(0.53)
From net realized gain	—	—	—	—[j]	—	—
From capital paid-in	—	—	(0.05)	(0.02)	(0.03)	—
	(0.34)	(0.15)	(0.35)	(0.37)	(0.44)	(0.53)
Net asset value, end of period	$9.77	$9.98	$9.93	$10.13	$10.23	$10.11
Total return (%)[k]	1.33[m]	2.07	1.42	2.76	5.67	8.09
Ratios and supplemental data

Net assets, end of period (in millions)	$190	$207	$253	$260	$241	$149
Ratio of net expenses to average
net assets (%)	0.65[r]	0.72	0.69	0.67	0.68	0.48
Ratio of net investment income
(loss) to average net assets (%)	4.34[r]	3.08	2.96	3.68	4.29	5.20[u]
Portfolio turnover (%)	31[m]	38	39	59	97	86

b Unaudited.
e Certain amounts have been reclassified to permit comparison.
f Effective 4-29-05, shareholders of the former VST Short Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short Term Bond Trust.
Additionally, the accounting and performance history of the VST Short Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short Term Bond Trust.
g Audited by previous auditor.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.
u Had the Fund not amortized premiums and accreted discounts on debt securities, the annualized ratio of net investment income to average net assets would have been 5.32% for the year ended 12-31-01.

The accompanying notes are an integral part of the financial statements.

29

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Strategic Bond

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$12.03	$12.05	$11.73	$10.89	$10.74	$10.92		$12.01	$11.98	$11.69	$10.88	$10.88
Net investment income (loss)[h]	0.29	0.52	0.45	0.56	0.71	0.73		0.28	0.49	0.42	0.51	0.60
Net realized and unrealized gain
(loss) on investments	(0.36)	(0.21)	0.31	0.82	0.21	(0.07)		(0.34)	(0.20)	0.30	0.85	0.17
Total from investment operations	(0.07)	0.31	0.76	1.38	0.92	0.66		(0.06)	0.29	0.72	1.36	0.77
Less distributions
From net investment income	(0.80)	(0.33)	(0.44)	(0.54)	(0.77)	(0.84)		(0.78)	(0.26)	(0.43)	(0.55)	(0.77)
	(0.80)	(0.33)	(0.44)	(0.54)	(0.77)	(0.84)		(0.78)	(0.26)	(0.43)	(0.55)	(0.77)
Net asset value, end of period	$11.16	$12.03	$12.05	$11.73	$10.89	$10.74		$11.16	$12.01	$11.98	$11.69	$10.88
Total return (%)[k]	(0.60)[m]	2.70	6.66	13.11	8.96	6.24		(0.62)[m]	2.44	6.39	12.93	7.46[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$169	$188	$539	$456	$407	$302		$106	$114	$407	$151	$43
Ratio of net expenses to average
net assets (%)	0.80[r]	0.81	0.83	0.86	0.86	0.86		1.00[r]	1.01	1.03	1.06	1.06[r]
Ratio of net investment income
(loss) to average net assets (%)	5.06[r]	4.35	3.88	4.96	6.78	6.85		4.86[r]	4.09	3.63	4.56	6.18[r]
Portfolio turnover (%)	90[m]	59	52	80	86	85		90[m]	59	52	80	86

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b] 12-31-05[a]

Per share operating performance

Net asset value, beginning of period			$11.95	$12.00	$11.73	$11.17					$12.00	$12.11
Net investment income (loss)[h]			0.27	0.48	0.38	0.15					0.29	0.46
Net realized and unrealized gain
(loss) on investments			(0.35)	(0.20)	0.34	0.41					(0.35)	(0.20)
Total from investment operations			(0.08)	0.28	0.72	0.56					(0.06)	0.26
Less distributions
From net investment income			(0.76)	(0.33)	(0.45)	—					(0.81)	(0.37)
			(0.76)	(0.33)	(0.45)	—					(0.81)	(0.37)
Net asset value, end of period			$11.10	$11.95	$12.00	$11.73					$11.13	$12.00
Total return (%)[k]			(0.76)[l,m]	2.37[l]	6.35[l]	5.01[l,m]					(0.54)[m]	2.25[m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	—[n]	$1	—[n]					$267	$401
Ratio of net expenses to average
net assets (%)			1.15[r]	1.16	1.18	1.21[r]					0.75[r]	0.74[r]
Ratio of gross expenses to average
net assets (%)			1.86[p,r]	2.09[p]	2.64[p]	12.56[p,r]					0.75[r]	0.74[r]
Ratio of net investment income
(loss) to average net assets (%)			4.59[r]	3.97	3.34	4.11[r]					5.04[r]	4.55[r]
Portfolio turnover (%)			90[m]	59	52	80					90[m]	59

a Series II, Series III and Series NAV began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements.

30

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Strategic Income

Series I				Series II
Period ended	6-30-06[b]	12-31-05	12-31-04[a]		6-30-06[b]	12-31-05	12-31-04[a]

Per share operating performance

Net asset value,
beginning of period	$13.15	$13.41	$12.50		$13.15	$13.41	$12.50
Net investment income (loss)[h]	0.28	0.45	0.25		0.27	0.42	0.23
Net realized and unrealized gain
(loss) on investments	(0.17)	(0.17)	0.87		(0.16)	(0.16)	0.88
Total from investment operations	0.11	0.28	1.12		0.11	0.26	1.11
Less distributions
From net investment income	(0.05)	(0.51)	(0.21)		(0.03)	(0.49)	(0.20)
From net realized gain	—[j]	(0.03)	—		—[j]	(0.03)	—
	(0.05)	(0.54)	(0.21)		(0.03)	(0.52)	(0.20)
Net asset value, end of period	$13.21	$13.15	$13.41		$13.22	$13.15	$13.41
Total return (%)[k]	0.89[m]	2.13	8.93[m]		0.76[m]	1.92	8.87[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$13	$11	$6		$25	$22	$13
Ratio of net expenses to average
net assets (%)	0.84[r]	1.07	1.24[r]		1.04[r]	1.27	1.44[r]
Ratio of net investment income
(loss) to average net assets (%)	4.29[r]	3.30	2.95[r]		4.10[r]	3.09	2.67[r]
Portfolio turnover (%)	100[m]	33	24[m]		100[m]	33	24[m]

Series NAV
Period ended		6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period		$13.15	$13.33
Net investment income (loss)[h]		0.28	0.29
Net realized and unrealized gain
(loss) on investments		(0.16)	0.07
Total from investment operations		0.12	0.36
Less distributions
From net investment income		(0.06)	(0.51)
From net realized gain		—[j]	(0.03)
		(0.06)	(0.54)
Net asset value, end of period		$13.21	$13.15
Total return (%)[k]		0.94[m]	2.75[m]
Ratios and supplemental data

Net assets, end of period (in millions)		$267	—[n]
Ratio of net expenses to average
net assets (%)		0.77[r]	1.03[r]
Ratio of net investment income
(loss) to average net assets (%)		4.54[r]	2.96[r]
Portfolio turnover (%)		100[m]	33

a Series I, Series II, and Series NAV began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
m Not annualized.
n Less than $500,000.
r Annualized.

The accompanying notes are an integral part of the financial statements.

31

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Total Return

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04[d]	12-31-03[d]	12-31-02[d]	12-31-01[d]		6-30-06[b]	12-31-05	12-31-04[d]	12-31-03[d]	12-31-02[a,d]

Per share operating performance

Net asset value,
beginning of period	$13.81	$14.17	$14.21	$14.43	$13.88	$13.33		$13.78	$14.11	$14.17	$14.42	$14.00
Net investment income (loss)[h]	0.28	0.44	0.27	0.35	0.49	0.61		0.26	0.41	0.23	0.31	0.36
Net realized and unrealized gain
(loss) on investments	(0.38)	(0.11)	0.40	0.35	0.78	0.51		(0.38)	(0.10)	0.41	0.37	0.78
Total from investment operations	(0.10)	0.33	0.67	0.70	1.27	1.12		(0.12)	0.31	0.64	0.68	1.14
Less distributions
From net investment income	(0.47)	(0.34)	(0.54)	(0.77)	(0.42)	(0.57)		(0.44)	(0.29)	(0.53)	(0.78)	(0.42)
From net realized gain	—	(0.35)	(0.17)	(0.15)	(0.30)	—		—	(0.35)	(0.17)	(0.15)	(0.30)
	(0.47)	(0.69)	(0.71)	(0.92)	(0.72)	(0.57)		(0.44)	(0.64)	(0.70)	(0.93)	(0.72)
Net asset value, end of period	$13.24	$13.81	$14.17	$14.21	$14.43	$13.88		$13.22	$13.78	$14.11	$14.17	$14.42
Total return (%)[k]	(0.75)[m]	2.40	4.96	5.02	9.52	8.28		(0.86)[m]	2.25	4.71	4.87	8.51[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$385	$438	$903	$1,036	$1,073	$736		$255	$286	$620	$491	$218
Ratio of net expenses to average
net assets (%)	0.80[r]	0.82	0.80	0.82	0.81	0.83		1.00[r]	1.01	1.00	1.02	1.01[r]
Ratio of net investment income
(loss) to average net assets (%)	4.14[r]	3.18	1.93	2.48	3.53	4.50		3.94[r]	2.92	1.69	2.15	2.79[r]
Portfolio turnover (%)	185[m]	409[x]	251	285	381	439		185[m]	409[x]	251	285	381

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04[d]	12-31-03[a,d]					6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value, beginning of period			$13.69	$14.10	$14.21	$13.75					$13.79	$14.16
Net investment income (loss)[h]			0.26	0.42	0.19	0.08					(0.28)	0.43
Net realized and unrealized gain
(loss) on investments			(0.39)	(0.14)	0.43	0.38					(0.38)	(0.08)
Total from investment operations			(0.13)	0.28	0.62	0.46					(0.10)	0.35
Less distributions
From net investment income			(0.42)	(0.34)	(0.56)	—					(0.48)	(0.37)
From net realized gain			—	(0.35)	(0.17)	—					—	(0.35)
			(0.42)	(0.69)	(0.73)	—					(0.48)	(0.72)
Net asset value, end of period			$13.14	$13.69	$14.10	$14.21					$13.21	$13.79
Total return (%)[k]			(0.94)[l,m]	2.04[l]	4.57[l]	3.35[l,m]					(0.77)[m]	2.56[m]
Ratios and supplemental data

Net assets, end of period (in millions)			$1	$3	$3	—[n]					$1,021	$834
Ratio of net expenses to average net assets (%)			1.15[r]	1.17	1.15	1.17[r]					0.75[r]	0.76[r]
Ratio of gross expenses to average net assets (%)			1.60[p,r]	1.75[p]	2.90[p]	7.92[p,r]					0.75[r]	0.76[r]
Ratio of net investment income
(loss) to average net assets (%)			3.78[r]	3.03	1.38	1.74[r]					4.20[r]	3.71[r]
Portfolio turnover (%)			185[m]	409[x]	251	285					185[m]	409[x]

a Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03, and 2-28-05, respectively.
b Unaudited.
d As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than $(0.01) for Series I, Series II and
Series III, and the net investment income ratio by less than (0.01%) for Series I, Series II and Series III, for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I, Series II and Series III, and to the net investment income ratio of less than 0.01% for Series I,
Series II and Series III for the year/period ended 12-31-03; increases (decreases) to the net investment income per share of less than $(0.01) for Series I and less than $0.01 for Series II, and to the net investment income ratio of less than (0.01%) for Series I and 0.01% for Series II for the year/period ended 12-31-02; decreases to the net investment income per share of less than $(0.01) for Series I, and to the net investment income ratio of (0.02)% for Series I for the year ended 12-31-01.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
x Excludes merger activity.

The accompanying notes are an integral part of the financial statements.

32

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

U.S. Government Securities

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value,
beginning of period	$13.64	$13.93	$14.01	$14.22	$13.72	$13.57		$13.63	$13.88	$13.97	$14.21	$13.77
Net investment income (loss)[h]	0.26	0.37	0.24	0.21	0.54	0.69		0.25	0.35	0.21	0.18	0.39
Net realized and unrealized gain
(loss) on investments	(0.31)	(0.16)	0.15	0.03	0.52	0.23		(0.31)	(0.15)	0.15	0.04	0.61
Total from investment operations	(0.05)	0.21	0.39	0.24	1.06	0.92		(0.06)	0.20	0.36	0.22	1.00
Less distributions
From net investment income	(0.68)	(0.24)	(0.28)	(0.45)	(0.56)	(0.77)		(0.65)	(0.19)	(0.26)	(0.46)	(0.56)
From net realized gain	—	(0.26)	(0.19)	—	—	—		—	(0.26)	(0.19)	—	—
	(0.68)	(0.50)	(0.47)	(0.45)	(0.56)	(0.77)		(0.65)	(0.45)	(0.45)	(0.46)	(0.56)
Net asset value, end of period	$12.91	$13.64	$13.93	$14.01	$14.22	$13.72		$12.91	$13.63	$13.88	$13.97	$14.21
Total return (%)[k]	(0.40)[m]	1.58	2.89	1.73	7.99	7.03		(0.51)[m]	1.45	2.70	1.59	7.53[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$199	$218	$471	$525	$708	$558		$92	$103	$264	$208	$128
Ratio of net expenses to average
net assets (%)	0.74[r]	0.74	0.74	0.73	0.74	0.71		0.94[r]	0.94	0.94	0.93	0.94[r]
Ratio of net investment income
(loss) to average net assets (%)	3.92[r]	2.74	1.76	1.52	3.88	5.10		3.72[r]	2.53	1.56	1.28	3.04[r]
Portfolio turnover (%)	32[m]	26	77	97	19	41		32[m]	26	77	97	19

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period			$13.79	$13.88	$14.01	$13.70					$13.61	$13.90
Net investment income (loss)[h]			0.24	0.34	0.19	0.03					0.26	0.33
Net realized and unrealized gain
(loss) on investments			(0.32)	(0.17)	0.16	0.28					(0.31)	(0.08)
Total from investment operations			(0.08)	0.17	0.35	0.31					(0.05)	0.25
Less distributions
From net investment income			(0.63)	—	(0.29)	—					(0.69)	(0.28)
From net realized gain			—	(0.26)	(0.19)	—					—	(0.26)
			(0.63)	(0.26)	(0.48)	—					(0.69)	(0.54)
Net asset value, end of period			$13.07	$13.79	$13.88	$14.01					$12.87	$13.61
Total return (%)[k]			(0.65)[l,m]	1.24[l]	2.64[l]	2.26[l,m]					(0.41)[m]	1.82[m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	—[n]	$1	—[n]					$105	$96
Ratio of net expenses to average
net assets (%)			1.09[r]	1.09	1.09	1.08[r]					0.69[r]	0.67[r]
Ratio of gross expenses to average
net assets (%)			2.21[p,r]	2.55[p]	3.69[p]	8.13[p,r]					0.69[r]	0.67[r]
Ratio of net investment income
(loss) to average net assets (%)			3.57[r]	2.38	1.43	0.82[r]					3.97[r]	2.90[r]
Portfolio turnover (%)			32[m]	26	77	97					32[m]	26

a Series II, Series III and Series NAV began operations on 1-28-02, 9-5-03 and 2-28-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the periods shown.
r Annualized.

The accompanying notes are an integral part of the financial statements.

33

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

U.S. High Yield Bond

Series I			Series II
Period ended	6-30-06[b]	12-31-05[a]		6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period	$13.01	$12.50		$13.00	$12.50
Net investment income (loss)[h]	0.43	0.61		0.44	0.57
Net realized and unrealized gain
(loss) on investments	(0.11)	(0.10)		(0.12)	(0.07)
Total from investment operations	0.32	0.51		0.32	0.50
Less distributions
From net investment income	(0.69)	—		(0.67)	—
	(0.69)	—		(0.67)	—
Net asset value, end of period	$12.64	$13.01		$12.65	$13.00
Total return (%)[k]	2.45[m]	4.08[m]		2.42[m]	4.00[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$2	—[n]		$3	$1
Ratio of net expenses to average
net assets (%)	0.85[r]	0.87[r]		1.05[r]	1.06[r]
Ratio of net investment income
(loss) to average net assets (%)	7.35[r]	7.35[r]		6.97[r]	6.48[r]
Portfolio turnover (%)	80[m]	134[m]		80[m]	134[m]

Series NAV
Period ended	6-30-06[b]	12-31-05[a]

Per share operating performance

Net asset value,
beginning of period	$13.02	$12.50
Net investment income (loss)[h]	0.04	0.51
Net realized and unrealized gain
(loss) on investments	0.28	0.01
Total from investment operations	0.32	0.52
Less distributions
From net investment income	(0.69)	—
	(0.69)	—
Net asset value, end of period	$12.65	$13.02
Total return (%)[k]	2.49[m]	4.16[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$276	$147
Ratio of net expenses to average
net assets (%)	0.80[r]	0.83[r]
Ratio of net investment income
(loss) to average net assets (%)	7.10[r]	5.83[r]
Portfolio turnover (%)	80[m]	134[m]

a Series I, Series II and Series NAV all began operations on 4-29-05.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
m Not annualized.
n Less than $500,000.
r Annualized.

The accompanying notes are an integral part of the financial statements.

34

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.00%
Food & Beverages - 0.00%
R.A.B. Holdings, Inc. *	16	$16

TOTAL COMMON STOCKS (Cost $87,223)		$16

PREFERRED STOCKS - 0.05%
Food & Beverages - 0.05%
Ocean Spray Cranberries, Inc. *	16,800	1,285,726
R.A.B. Holdings, Inc. *	7	1,050

		1,286,776

TOTAL PREFERRED STOCKS (Cost $1,415,760)		$1,286,776

WARRANTS - 0.00%
Leisure Time - 0.00%
Sunterra Corp.
(Expiration date 07/26/2007; strike
price $20.00)	152	24

TOTAL WARRANTS (Cost $0)		$24

U.S. TREASURY OBLIGATIONS - 14.32%
U.S. Treasury Bonds - 2.05%
4.50% due 02/15/2036 (a)	$6,245,000	5,599,523
5.375% due 02/15/2031 (a)	25,610,000	26,052,182
6.875% due 08/15/2025 ***	13,565,000	16,085,120

		47,736,825
U.S. Treasury Notes - 12.27%
3.875% due 02/15/2013 (a)	945,000	879,662
4.25% due 11/15/2013 (a)	32,180,000	30,452,835
4.25% due 10/15/2010 (a)***	18,390,000	17,798,072
4.875% due 05/31/2008 to 05/31/2011 (a)	171,474,000	169,932,537
5.125% due 05/15/2016 (a)	67,170,000	67,091,277

		286,154,383

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $335,709,452)		$333,891,208

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.37%
Federal Home Loan Bank - 0.34%
5.80% due 09/02/2008 (a)	6,865,000	6,894,863
5.125% due 11/01/2010	1,115,000	1,093,227

		7,988,090
Federal Home Loan Mortgage Corp. - 3.00%
3.625% due 09/15/2008 (a)	5,882,000	5,661,055
3.952% due 06/01/2034	7,169,049	6,916,264
5.00% due 10/18/2010 to 07/01/2035	9,811,831	9,359,789
5.168% due 11/01/2035	6,369,984	6,172,281
5.287% due 12/01/2035	6,110,827	5,914,781
5.30% due 11/17/2010	3,655,000	3,595,113
5.50% due 03/01/2036	21,885,025	21,017,319
5.875% due 03/21/2011	4,049,000	4,081,323
6.00% due 01/01/2036	7,278,144	7,170,403

		69,888,328

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association - 28.10%
2.50% due 06/15/2008		$1,961,000	$1,854,535
3.25% due 08/15/2008		1,961,000	1,875,204
3.765% due 07/01/2033 (b)		380,554	370,417
4.375% due 03/15/2013		1,030,000	965,326
4.50% due 07/01/2018 to 10/01/2035		22,910,415	21,378,930
4.50% TBA **		38,160,000	36,061,200
5.00% due 05/01/2018 to 04/01/2036		44,705,214	42,652,346
5.00% TBA **		139,900,000	131,997,495
5.50% due 02/01/2018 to 05/01/2036		77,774,948	75,192,938
5.50% due 03/15/2011 (a)		4,314,000	4,316,420
5.50% TBA **		157,900,000	151,987,117
5.75% due 05/01/2013		4,085,000	4,050,984
6.00% due 11/01/2034 to 05/01/2036		52,557,766	51,777,330
6.00% due 05/15/2008 (a)		2,427,000	2,449,023
6.00% TBA **		78,485,000	77,496,748
6.50% due 02/01/2036		8,137,789	8,181,275
6.50% TBA **		31,840,000	31,999,200
6.625% due 09/15/2009 (a)		2,314,000	2,392,324
7.00% due 09/01/2010 to 10/25/2041		7,670,177	7,825,822
7.50% due 09/01/2029 to 08/01/2031		451,202	467,338

			655,291,972
Government National Mortgage
Association - 0.73%
5.00% due 04/15/2035		6,557,278	6,207,914
5.50% due 03/15/2035		6,762,990	6,558,306
6.00% due 03/15/2033 to 06/15/2033		3,096,678	3,076,081
6.50% due 09/15/2028 to 08/15/2031		645,456	655,034
7.00% due 04/15/2029		166,494	171,816
8.00% due 10/15/2026 to 05/15/2029		339,021	360,145

			17,029,296
The Financing Corp. - 0.20%
9.40% due 02/08/2018		420,000	554,212
10.35% due 08/03/2018		2,950,000	4,157,842

			4,712,054

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $769,160,002)			$754,909,740

FOREIGN GOVERNMENT OBLIGATIONS - 0.94%
Argentina - 0.14%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	8,797,621	1,249,680
0.275% due 12/15/2035 (b)		19,532,033	497,208
5.83% due 12/31/2033 (b)		3,842,509	1,439,189

			3,186,077
Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	250,950
Chile - 0.05%
Republic of Chile
5.526% due 01/28/2008 (b)		$1,177,000	1,182,297

The accompanying notes are an integral part of the financial statements.

35

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Colombia - 0.06%
Republic of Colombia
10.00% due 01/23/2012		$1,005,000	$1,135,650
11.75% due 03/01/2010	COP	804,000,000	322,631

			1,458,281
Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	219,640
Germany - 0.17%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,722,463
5.25% due 01/04/2008		875,000	1,145,628
6.25% due 01/04/2030		725,000	1,184,407

			4,052,498
Hungary - 0.01%
Republic of Hungary
6.50% due 08/24/2006	HUF	29,410,000	132,547
Indonesia - 0.05%
Republic of Indonesia
7.50% due 01/15/2016 (a)		$1,200,000	1,221,000
Japan - 0.09%
Government of Japan
0.90% due 12/22/2008	JPY	29,450,000	257,197
1.50% due 09/20/2014		68,650,000	585,700
1.80% due 03/22/2010		132,350,000	1,182,028

			2,024,925
Mexico - 0.19%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	919,457
8.00% due 12/19/2013		38,332,200	3,215,631
9.875% due 02/01/2010		$290,000	326,250

			4,461,338
Panama - 0.02%
Republic of Panama
8.875% due 09/30/2027		344,000	389,580
9.375% due 07/23/2012		148,000	165,020

			554,600
Peru - 0.02%
Republic of Peru
9.125% due 02/21/2012		197,000	217,685
9.875% due 02/06/2015		148,000	173,160

			390,845
Philippines - 0.02%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	210,493
10.625% due 03/16/2025		$99,000	122,265

			332,758
Sweden - 0.02%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	1,570,000	225,464

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Sweden (continued)
Kingdom of Sweden (continued)
5.25% due 03/15/2011	SEK	1,720,000 $	252,917

			478,381
Turkey - 0.03%
Republic of Turkey
20.00% due 10/17/2007	TRY	1,180,200	753,303
Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	502,500
United Kingdom - 0.03%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	190,851
7.25% due 12/07/2007		95,000	181,603
8.00% due 12/07/2015		125,000	288,120

			660,574

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $21,147,373)			$21,862,514

CORPORATE BONDS - 24.72%
Aerospace - 0.15%
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		$2,264,145	2,331,435
7.156% due 12/15/2011		1,155,116	1,183,832

			3,515,267
Air Travel - 0.08%
Continental Airlines Inc., Series 01-1
7.033% due 06/15/2011		354,692	346,259
Continental Airlines Inc., Series 991A
6.545% due 02/02/2019		590,120	584,436
Continental Airlines, Inc., Series 00-2
8.307% due 04/02/2018		848,691	813,855
Delta Air Lines, Inc.
8.00% due 12/15/2007		246,000	67,650

			1,812,200
Amusement & Theme Parks - 0.03%
HRP Myrtle Beach Operations LLC
9.818% due 04/01/2012 (b)		705,000	705,000
Auto Parts - 0.00%
Delphi Trust II
6.197% due 11/15/2033 (a)(b)		118,000	73,160
Auto Services - 0.04%
Erac USA Finance Company
6.70% due 06/01/2034		295,000	291,365
7.95% due 12/15/2009		510,000	540,637

			832,002
Automobiles - 0.15%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		1,716,000	1,659,127
5.875% due 03/15/2011		1,885,000	1,854,182

			3,513,309

The accompanying notes are an integral part of the financial statements.

36

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking - 2.10%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	$141,946
BAC Capital Trust XI
6.625% due 05/23/2036		$3,000,000	2,963,556
Banco Santander Chile
5.375% due 12/09/2014		295,000	280,516
5.633% due 12/09/2009 (b)		912,000	912,000
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	136,240
BankAmerica Institutional Capital B
7.70% due 12/31/2026		$645,000	673,764
BNP Paribas Capital Trust
9.003% due 12/29/2049 (b)		1,915,000	2,131,435
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		3,085,000	2,813,326
Colonial Bank NA
6.375% due 12/01/2015		2,171,000	2,153,143
DBS Bank, Ltd.
7.125% due 05/15/2011		450,000	469,863
HBOS PLC
3.125% due 01/12/2007		858,000	846,952
5.375% due 11/29/2049 (b)		1,128,000	1,068,305
6.413% due 09/29/2049 (b)		2,555,000	2,288,674
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		265,000	250,587
Kazkommerts International BV
8.50% due 04/16/2013		350,000	358,960
Lehman Brothers Holdings Inc., Series MTN
5.50% due 04/04/2016		1,940,000	1,853,765
MBNA America Bank
5.375% due 01/15/2008		875,000	872,167
NB Capital Trust IV
8.25% due 04/15/2027		2,039,000	2,144,634
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)		3,125,000	2,932,081
RBS Capital Trust IV
5.779% due 09/29/2049 (b)		897,000	893,988
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)		3,160,000	3,400,903
Sovereign Capital Trust I
9.00% due 04/01/2027		1,925,000	2,037,187
TuranAlem Finance BV
7.875% due 06/02/2010		638,000	640,105
8.50% due 02/10/2015		600,000	588,750
USB Capital IX
6.189% due 03/29/2049 (b)		2,480,000	2,425,167
Wachovia Capital Trust II
5.568% due 01/15/2027 (b)		2,015,000	1,931,966
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)		3,300,000	3,202,327
Washington Mutual Bank FA
5.65% due 08/15/2014		500,000	482,027
5.718% due 01/15/2015 (b)		1,070,000	1,083,583
Washington Mutual Bank, Series BKNT
6.75% due 05/20/2036		2,140,000	2,134,295

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Washington Mutual Preferred Funding Delaware
6.534% due 03/29/2049 (a)(b)	$1,000,000	$958,060
Washington Mutual, Inc.
4.20% due 01/15/2010 (a)	1,118,000	1,063,428
5.625% due 01/15/2007	1,593,000	1,591,624
5.737% due 03/22/2012 (b)	353,000	351,774
Wells Fargo Company
3.50% due 04/04/2008	981,000	946,075

		49,023,173
Broadcasting - 0.52%
Clear Channel Communications, Inc.
5.50% due 09/15/2014	1,245,000	1,127,104
6.00% due 11/01/2006 (a)	491,000	491,005
7.65% due 09/15/2010	736,000	767,612
Liberty Media Corp.
6.829% due 09/17/2006 (b)	1,600,000	1,603,360
News America Holdings, Inc.
6.75% due 01/09/2038 (a)	108,000	109,594
7.75% due 12/01/2045	491,000	516,244
8.25% due 08/10/2018	1,995,000	2,284,917
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,524,076
6.875% due 04/30/2036	2,400,000	2,316,146
XM Satellite Radio Holdings, Inc.
9.75% due 05/01/2014	1,595,000	1,459,425

		12,199,483
Building Materials & Construction - 0.02%
WCI Communities, Inc.
6.625% due 03/15/2015 (a)	442,000	366,860
Business Services - 0.01%
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	152,847
Cable and Television - 0.92%
Comcast Corp.
5.90% due 03/15/2016	2,420,000	2,325,080
6.50% due 11/15/2035	1,500,000	1,415,957
Comcast Corp., Class A
5.30% due 01/15/2014	981,000	922,960
7.05% due 03/15/2033 (a)	549,000	556,953
Cox Communications, Inc.
4.625% due 01/15/2010	1,103,000	1,052,102
5.45% due 12/15/2014	922,000	852,479
6.75% due 03/15/2011	491,000	499,994
7.125% due 10/01/2012	1,745,000	1,804,894
7.75% due 11/01/2010	368,000	389,705
Shaw Communications, Inc.
8.25% due 04/11/2010	1,605,000	1,657,163
TCI Communications, Inc.
9.80% due 02/01/2012	1,575,000	1,816,918
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,823,037
Time Warner Entertainment Company LP
8.375% due 03/15/2023	1,630,000	1,812,514

The accompanying notes are an integral part of the financial statements.

37

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Time Warner Entertainment Company, LP
8.375% due 07/15/2033	$1,520,000	$1,719,610
Time Warner, Inc.
6.15% due 05/01/2007	687,000	689,356
7.625% due 04/15/2031	451,000	485,603
7.70% due 05/01/2032	1,456,000	1,582,457

		21,406,782
Cellular Communications - 0.46%
America Movil S.A. de CV
5.75% due 01/15/2015	1,495,000	1,392,923
American Tower Corp.
7.50% due 05/01/2012 (a)	638,000	644,380
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	617,191
8.75% due 03/01/2031	471,000	577,457
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	1,200,000	1,320,523
Nextel Communications, Inc.
7.375% due 08/01/2015	148,000	150,646
Nextel Communications, Inc., Series F
5.95% due 03/15/2014	2,170,000	2,084,597
Nextel Partners, Inc.
8.125% due 07/01/2011	2,200,000	2,301,750
Rogers Wireless, Inc.
9.625% due 05/01/2011	422,000	462,090
Verizon Wireless Capital LLC
5.375% due 12/15/2006	1,103,000	1,101,785

		10,653,342
Chemicals - 0.17%
Cytec Industries, Inc.
6.75% due 03/15/2008	677,000	682,389
ICI Wilmington, Inc.
4.375% due 12/01/2008	912,000	880,140
Lyondell Chemical Company
10.875% due 05/01/2009	1,150,000	1,167,250
Nova Chemicals Ltd.
7.875% due 09/15/2025	1,220,000	1,169,675

		3,899,454
Commercial Services - 0.13%
Cendant Corp.
6.25% due 01/15/2008	1,726,000	1,741,506
6.25% due 03/15/2010	491,000	502,350
6.875% due 08/15/2006	589,000	589,579
7.375% due 01/15/2013	143,000	156,459

		2,989,894
Computers & Business Equipment - 0.15%
Agilysys, Inc.
9.50% due 08/01/2006	1,150,000	1,151,326
Cisco Systems, Inc.
5.50% due 02/22/2016	2,490,000	2,390,965

		3,542,291

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Construction & Mining Equipment - 0.10%
Kennametal, Inc.
7.20% due 06/15/2012	$2,205,000	$2,299,718
Containers & Glass - 0.05%
BWAY Corp.
10.00% due 10/15/2010	1,195,000	1,253,256
Crude Petroleum & Natural Gas - 0.01%
Premcor Refining Group, Inc.
7.50% due 06/15/2015	206,000	212,753
Diversified Financial Services - 0.23%
Ford Motor Credit Company
9.75% due 09/15/2010	2,483,329	2,419,718
HJ Heinz Finance Company
6.00% due 03/15/2012 (b)	2,000,000	1,985,140
Quebecor World Capital Corp.
8.75% due 03/15/2016	630,000	573,022
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	417,000	377,389

		5,355,269

Domestic Oil - 0.20%
Devon Financing Corp., ULC
6.875% due 09/30/2011	295,000	306,712
Enterprise Products Operating LP
6.375% due 02/01/2013	3,605,000	3,601,565
Hess Corp.
7.30% due 08/15/2031	601,000	636,883

		4,545,160

Drugs & Health Care - 0.03%
Allegiance Corp.
7.00% due 10/15/2026	255,000	259,683
Wyeth
4.375% due 03/01/2008	540,000	529,054

		788,737

Electrical Equipment - 0.07%
Ametek, Inc.
7.20% due 07/15/2008	1,565,000	1,590,294
Electrical Utilities - 2.66%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	2,651,468	2,890,100
AES Gener SA
7.50% due 03/25/2014 (a)	906,000	909,049
American Electric Power Company, Inc.
5.25% due 06/01/2015 (a)	540,000	503,903
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,749,665
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	934,704
Beaver Valley Funding Corp.
9.00% due 06/01/2017	2,545,000	2,829,480
BVPS II Funding Corp.
8.89% due 06/01/2017	969,000	1,101,071
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	570,278

The accompanying notes are an integral part of the financial statements.

38

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	$1,765,000	$1,918,553
CSFB (Empresa Electrica Guacolda SA)
8.625% due 04/30/2013	663,600	716,354
Dominion Resources, Inc.
5.70% due 09/17/2012 (a)	368,000	360,108
7.50% due 06/30/2066 (b)	4,430,000	4,402,645
Electricidad De Caracas Finance BV
10.25% due 10/15/2014	200,000	208,000
Empresa Nacional De Electricidad
8.35% due 08/01/2013 (a)	995,000	1,071,175
8.50% due 04/01/2009	412,000	434,887
Enersis SA
7.375% due 01/15/2014	633,000	640,830
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017	2,346,762	2,390,083
Entergy Gulf States, Inc.
5.70% due 06/01/2015	915,000	860,881
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	489,428
7.375% due 11/15/2031	1,299,000	1,393,633
HQI Transelec Chile SA
7.875% due 04/15/2011	1,705,000	1,795,386
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,655,000	1,754,300
Jersey Central Power & Light
6.40% due 05/15/2036	2,000,000	1,968,660
Kansas Gas & Electric
5.647% due 03/29/2021	1,245,000	1,174,297
Monterrey Power SA De CV
9.625% due 11/15/2009	676,740	729,187
Nevada Power Company
6.50% due 05/15/2018	3,160,000	3,081,073
6.65% due 04/01/2036	2,330,000	2,200,809
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,177,881
4.80% due 03/01/2014	598,000	557,249
6.05% due 03/01/2034	2,636,000	2,487,896
PNPP II Funding Corp.
9.12% due 05/30/2016	913,000	1,032,253
PPL Energy Supply LLC, Series A
6.40% due 11/01/2011	2,000,000	2,025,784
Progress Energy, Inc.
6.85% due 04/15/2012	940,000	974,275
PSEG Power LLC
5.00% due 04/01/2014 (a)	736,000	678,937
8.625% due 04/15/2031 (a)	736,000	900,946
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,223,481
System Energy Resources, Inc.
5.129% due 01/15/2014	2,474,951	2,380,780
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	2,007,898
Texas-New Mexico Power Company
6.125% due 06/01/2008	2,190,000	2,179,186

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
TransAlta Corp.
5.75% due 12/15/2013	$2,155,000	$2,076,810
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	344,000	328,950
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,851,662

		61,962,527

Electronics - 0.04%
Jabil Circuit, Inc.
5.875% due 07/15/2010 (a)	853,000	845,924
Energy - 0.88%
DTE Energy Company
6.35% due 06/01/2016 (a)	4,035,000	4,014,510
Duke Capital LLC
6.25% due 02/15/2013	2,235,000	2,256,528
6.75% due 02/15/2032	589,000	596,413
Enterprise Products Operating LP
4.95% due 06/01/2010	535,000	512,784
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015 (a)	574,000	518,354
6.875% due 03/01/2033	471,000	460,541
GS Caltex Corp.
5.50% due 08/25/2014	471,000	449,014
Kansas City Power & Light Company, Series B
6.00% due 03/15/2007	574,000	574,775
KN Capital Trust I, Series B
8.56% due 04/15/2027	685,000	641,607
Nexen, Inc.
5.875% due 03/10/2035	598,000	527,928
Northern Border Pipeline Company
6.25% due 05/01/2007	598,000	599,350
Progress Energy, Inc.
5.625% due 01/15/2016 (a)	2,000,000	1,911,384
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	1,092,265	1,149,318
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	1,563,664	1,621,434
Sempra Energy
4.75% due 05/15/2009	437,000	424,919
TXU Energy Company, LLC
7.00% due 03/15/2013	4,170,000	4,256,477

		20,515,336

Financial Services - 4.62%
American General Finance Corp., Series MTNI
4.875% due 07/15/2012	2,715,000	2,568,580
Aries Vermogensverwaltung GmbH, Series REGS
9.60% due 10/25/2014	750,000	931,350
Astoria Depositor Corp.
8.144% due 05/01/2021	2,630,000	2,756,976
AXA Financial, Inc.
7.75% due 08/01/2010	533,000	567,198
Bank of New York Institutional Capital Trust A
7.78% due 12/01/2026	2,490,000	2,602,222
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	981,000	958,480

The accompanying notes are an integral part of the financial statements.

39

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Bosphorus Financial Services Ltd
6.97% due 02/15/2012 (b)	$2,135,000	$2,143,254
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	520,000	504,333
CIT Group, Inc.
5.393% due 05/18/2007 (b)	437,000	437,700
5.60% due 04/27/2011	2,035,000	2,013,152
Citigroup, Inc.
5.00% due 09/15/2014	912,000	853,602
5.625% due 08/27/2012	981,000	969,250
CNOOC Finance 2003 Ltd.
5.50% due 05/21/2033	545,000	467,012
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	443,000	436,772
6.50% due 01/15/2012	491,000	506,638
Dresdner Bank-New York
7.25% due 09/15/2015	589,000	639,115
E*TRADE Financial Corp.
7.375% due 09/15/2013	1,440,000	1,440,000
ERP Operating LP
4.75% due 06/15/2009	687,000	668,781
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	2,315,000	2,378,662
FleetBoston Financial Corp.
4.875% due 12/01/2006	701,000	698,891
Fund American Companies, Inc.
5.875% due 05/15/2013	709,000	680,283
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,011,691
General Motors Acceptance Corp.
6.75% due 12/01/2014	1,730,000	1,606,859
6.875% due 09/15/2011 (a)	1,598,000	1,524,748
7.75% due 01/19/2010	2,128,000	2,117,026
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	1,226,000	1,179,628
Household Finance Corp.
6.375% due 10/15/2011	1,085,000	1,108,806
6.40% due 06/17/2008	1,838,000	1,862,449
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,900,000	1,813,198
HSBC Finance Corp.
4.625% due 01/15/2008	687,000	677,186
6.75% due 05/15/2011	2,700,000	2,800,826
HSBC USA, Inc.
4.625% due 04/01/2014 (a)	2,350,000	2,154,628
Humpuss Funding Corp.
7.72% due 12/15/2009	503,699	492,658
HVB Funding Trust III
9.00% due 10/22/2031	500,000	604,084
International Lease Finance Corp.
3.50% due 04/01/2009 (a)	677,000	638,819
4.55% due 10/15/2009 (a)	393,000	378,665
4.75% due 07/01/2009	1,530,000	1,488,139
5.00% due 04/15/2010	549,000	533,154
5.875% due 05/01/2013	785,000	779,101

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
International Lease Finance Corp., Series P
5.468% due 01/15/2010 (b)	$652,000	$656,139
Jefferies Group, Inc.
6.25% due 01/15/2036	1,700,000	1,551,519
John Deere Capital Corp., Series D
4.125% due 01/15/2010	1,961,000	1,862,062
JPMorgan Chase & Company
5.35% due 03/01/2007	491,000	489,998
6.75% due 02/01/2011	922,000	958,318
JSG Funding PLC
9.625% due 10/01/2012	1,130,000	1,163,900
Lehman Brothers Holdings, Inc., Series N
4.25% due 01/27/2010	4,245,000	4,032,903
MBNA Capital, Series B
5.949% due 02/01/2027 (b)	1,157,000	1,142,180
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016	1,880,000	1,874,529
Metallurg Holdings, Inc.
10.50% due 10/01/2010	1,955,000	1,876,800
Midland Funding II, Series B
13.25% due 07/23/2006	2,728,080	2,735,808
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	2,180,000	2,285,076
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)	1,740,000	1,863,088
Morgan Stanley
4.25% due 05/15/2010 (a)	1,633,000	1,541,766
MUFG Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)	845,000	815,079
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	980,207
7.875% due 11/15/2010	814,000	870,840
Nissan Motor Acceptance Corp.
5.625% due 03/14/2011	2,150,000	2,114,936
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,451,000	1,357,331
Popular North America, Inc.
4.70% due 06/30/2009	598,000	577,986
Popular North America, Inc., Series E
6.125% due 10/15/2006	716,000	716,807
Reliastar Financial Corp.
6.50% due 11/15/2008	716,000	726,980
Residential Capital Corp.
6.00% due 02/22/2011	2,100,000	2,034,847
6.489% due 11/21/2008 (b)	3,500,000	3,513,972
6.875% due 06/30/2015	2,599,000	2,587,798
SB Treasury Company LLC
zero coupon, Step up to 10.925% on
06/30/2008 due 12/29/2049 (b)	340,000	361,158
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	2,100,000	1,920,269
SLM Corp., Series A
5.00% due 04/15/2015 (a)	1,348,000	1,246,392
St. George Funding Company LLC
zero coupon, Step up to 8.985% on
06/30/2017 due 12/31/2049	3,230,000	3,425,683

The accompanying notes are an integral part of the financial statements.

40

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
State Street Institutional Capital A
7.94% due 12/30/2026 (c)	$845,000	$884,696
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,383,000	2,227,817
5.35% due 01/15/2016	2,090,000	1,973,798
Trinity Industries Leasing Companies
7.755% due 02/15/2009	1,638,536	1,638,536
Ucar Finance, Inc.
10.25% due 02/15/2012	1,495,000	1,577,225
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,556,067
Westfield Capital Corp, Ltd.
4.375% due 11/15/2010	721,000	680,292

		107,816,718

Food & Beverages - 0.47%
Ahold Lease USA, Inc., Series A-1
7.82% due 01/02/2020	2,239,466	2,278,956
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	2,150,000	1,811,375
Kellogg Company, Series B
6.60% due 04/01/2011 (a)	481,000	496,882
Kraft Foods, Inc.
5.625% due 11/01/2011	966,000	951,486
Nabisco, Inc.
7.05% due 07/15/2007	412,000	415,202
7.55% due 06/15/2015 (a)	1,471,000	1,620,520
Panamerican Beverages, Inc.
7.25% due 07/01/2009	675,000	688,500
Smithfield Foods., Inc.
7.00% due 08/01/2011	897,000	867,847
Tyson Foods, Inc.
6.60% due 04/01/2016	1,755,000	1,715,448

		10,846,216

Forest Products - 0.01%
Weyerhaeuser Company
6.125% due 03/15/2007	258,000	258,136
Gas & Pipeline Utilities - 0.60%
CenterPoint Energy Resources Corp.
6.15% due 05/01/2016	2,870,000	2,830,477
Dynegy-Roseton Danskammer
7.67% due 11/08/2016	1,155,000	1,152,112
Energy Transfer Partners LP
5.95% due 02/01/2015	2,290,000	2,205,197
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035 (a)	402,000	343,047
7.30% due 08/15/2033 (a)	603,000	617,357
Magellan Midstream Partners LP
6.45% due 06/01/2014	1,895,000	1,907,838
MarkWest Energy Partners LP
8.50% due 07/15/2016	1,455,000	1,442,716
Michigan Consolidated Gas Company
5.70% due 03/15/2033	736,000	657,591

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Plains All American Pipeline LP
6.70% due 05/15/2036	$3,000,000	$2,924,130

		14,080,465

Healthcare Products - 0.09%
Boston Scientific Corp.
6.40% due 06/15/2016	2,135,000	2,079,829
Healthcare Services - 0.31%
Aetna, Inc.
6.625% due 06/15/2036	2,000,000	1,978,304
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,270,000	1,219,200
UnitedHealth Group, Inc.
5.375% due 03/15/2016	1,130,000	1,069,001
5.80% due 03/15/2036	1,510,000	1,351,589
WellPoint, Inc.
3.50% due 09/01/2007	706,000	686,045
3.75% due 12/14/2007	540,000	524,695
5.00% due 12/15/2014	417,000	387,848

		7,216,682

Holdings Companies/Conglomerates - 0.30%
General Electric Company
5.00% due 02/01/2013	6,525,000	6,249,899
SPI Electricity & Gas Australia Holdings Party Ltd.
6.15% due 11/15/2013	798,000	793,787

		7,043,686

Homebuilders - 0.02%
Pulte Homes, Inc.
6.25% due 02/15/2013 (a)	515,000	501,394
Hotels & Restaurants - 0.37%
Hilton Hotels Corp.
8.25% due 02/15/2011	451,000	472,720
Hyatt Equities LLC
6.875% due 06/15/2007	1,915,000	1,926,373
Majestic Star LLC
9.75% due 01/15/2011	1,635,000	1,639,088
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,221,463
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	3,320,000	3,465,250

		8,724,894

Industrial Machinery - 0.03%
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	720,309
Insurance - 2.61%
American International Group, Inc.
5.05% due 10/01/2015	2,300,000	2,145,681
AmerUs Group Company
6.583% due 05/16/2011	1,400,000	1,401,176
AON Capital Trust A
8.205% due 01/01/2027 (a)	5,550,000	5,987,257
Assurant, Inc.
5.625% due 02/15/2014	461,000	442,203
6.75% due 02/15/2034	3,955,000	3,896,237

The accompanying notes are an integral part of the financial statements.

41

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
CNA Financial Corp.
5.85% due 12/15/2014 (a)	$3,217,000	$3,034,516
Endurance Specialty Holdings Ltd.
7.00% due 07/15/2034	1,900,000	1,760,245
First American Corp.
7.55% due 04/01/2028 (a)	1,485,000	1,548,108
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	383,963
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,210,000	1,214,979
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	5,037,000	4,398,243
Liberty Mutual Insurance Company
7.697% due 10/15/2097	2,180,000	2,063,562
Lincoln National Corp.
7.00% due 05/17/2066 (b)	4,000,000	3,968,976
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,618,492
7.35% due 08/15/2034	1,835,000	1,792,441
Marsh & McLennan Companies, Inc.
5.375% due 03/15/2007	829,000	824,692
5.375% due 07/15/2014 (a)	319,000	297,015
5.75% due 09/15/2015	1,962,000	1,852,083
MetLife, Inc.
5.70% due 06/15/2035	2,780,000	2,479,899
Monumental Global Funding
5.20% due 01/30/2007	1,125,000	1,122,290
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	1,130,000	1,074,339
Odyssey Re Holdings Corp.
7.65% due 11/01/2013	785,000	754,236
Ohio Casualty Corp.
7.30% due 06/15/2014	1,830,000	1,866,415
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	1,150,000	1,093,411
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,240,961
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,950,000	1,981,765
Swiss RE Capital I LP
6.854% due 05/29/2049 (a)(b)	3,490,000	3,394,461
Symetra Financial Corp.
6.125% due 04/01/2016	1,650,000	1,604,149
The Phoenix Companies, Inc.
6.675% due 02/16/2008	1,340,000	1,343,215
Travelers Property Casualty Corp.
6.375% due 03/15/2033 (a)	1,069,000	1,014,522
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	665,161
XL Capital, Ltd.
5.25% due 09/15/2014	741,000	683,251
Zurich Capital Trust I
8.376% due 06/01/2037	1,885,000	1,992,679

		60,940,623

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil - 0.49%
Delek & Avner-Yam Tethys Ltd.
5.326% due 08/01/2013	$993,647	$964,374
Pemex Project Funding Master Trust
6.125% due 08/15/2008	687,000	685,626
6.629% due 06/15/2010 (b)	897,000	915,837
9.125% due 10/13/2010	1,755,000	1,921,725
Pioneer Natural Resources Company
5.875% due 07/15/2016	398,000	362,403
6.875% due 05/01/2018 (a)	2,300,000	2,214,636
Ras Laffan Liquefied Natural Gas
3.437% due 09/15/2009	910,014	873,586
Ras Laffan LNG III
5.838% due 09/30/2027	1,435,000	1,336,071
Vintage Petroleum, Inc.
8.25% due 05/01/2012	1,930,000	2,038,562

		11,312,820
Leisure Time - 0.59%
AMC Entertainment, Inc.
9.50% due 02/01/2011	1,290,000	1,267,425
Caesars Entertainment, Inc.
7.00% due 04/15/2013	1,775,000	1,806,664
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	975,000	979,875
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,270,000	1,254,125
Mashantucket Western Pequot Tribe
5.912% due 09/01/2021	805,000	747,378
MGM Mirage, Inc.
6.00% due 10/01/2009	816,000	793,560
6.375% due 12/15/2011 (a)	628,000	597,385
6.75% due 04/01/2013	1,205,000	1,149,269
6.875% due 04/01/2016	1,205,000	1,125,169
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	425,529
8.00% due 04/01/2012	842,000	863,050
MTR Gaming Group, Inc.
9.00% due 06/01/2012	330,000	331,650
MTR Gaming Group, Inc., Series B
9.75% due 04/01/2010	1,165,000	1,230,531
Pokagon Gaming Authority
10.375% due 06/15/2014	545,000	563,394
Waterford Gaming, LLC
8.625% due 09/15/2012	579,000	610,845

		13,745,849
Liquor - 0.06%
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036 (a)	1,000,000	937,788
6.50% due 02/01/2043 (a)	540,000	551,426

		1,489,214
Manufacturing - 0.11%
Tyco International Group SA
6.875% due 01/15/2029 (a)	2,560,000	2,638,843

The accompanying notes are an integral part of the financial statements.

42

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals - 0.56%
Alliance Imaging, Inc.
7.25% due 12/15/2012	$1,420,000	$1,263,800
HCA, Inc.
6.375% due 01/15/2015	1,314,000	1,217,485
6.50% due 02/15/2016	1,800,000	1,664,327
7.875% due 02/01/2011	422,000	431,086
Health Management Associates, Inc.
6.125% due 04/15/2016	2,645,000	2,529,620
HealthSouth Corp.
11.418% due 06/15/2014 (b)	1,240,000	1,221,400
Manor Care, Inc.
6.25% due 05/01/2013	1,935,000	1,899,439
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	2,937,705

		13,164,862
Metal & Metal Products - 0.13%
Alcan, Inc.
5.00% due 06/01/2015	339,000	313,214
Inco Ltd.
7.75% due 05/15/2012 (a)	1,726,000	1,842,372
Vedanta Resources PLC
6.625% due 02/22/2010	785,000	749,675

		2,905,261
Mining - 0.08%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	481,000	464,772
Drummond Company, Inc.
7.375% due 02/15/2016	1,055,000	978,512
Freeport-McMoran Copper & Gold, Inc.
10.125% due 02/01/2010	460,000	488,175

		1,931,459
Newspapers - 0.15%
Gannett Company, Inc.
5.414% due 05/26/2009 (b)	3,500,000	3,500,315
Paper - 0.33%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	1,113,000	901,530
International Paper Company
5.85% due 10/30/2012	2,157,000	2,123,690
Norske Skogindustrier ASA
7.625% due 10/15/2011	1,706,000	1,723,036
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,125,000	1,074,653
Westvaco Corp.
8.20% due 01/15/2030 (a)	1,775,000	1,922,600

		7,745,509
Petroleum Services - 0.14%
Premcor Refining Group, Inc.
9.50% due 02/01/2013	765,000	836,398
Valero Logistics Operations LP
6.05% due 03/15/2013	2,392,000	2,371,792

		3,208,190

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals - 0.55%
Abbott Laboratories
5.875% due 05/15/2016	$2,330,000	$2,310,039
Allergan, Inc.
5.75% due 04/01/2016	1,340,000	1,302,011
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,961,000	1,848,243
Caremark Rx, Inc.
7.375% due 10/01/2006	1,319,000	1,323,611
Hospira, Inc.
5.90% due 06/15/2014	412,000	403,837
Medco Health Solutions, Inc.
7.25% due 08/15/2013	1,635,000	1,731,136
Schering Plough Corp.
5.55% due 12/01/2013	937,000	908,283
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,575,578
6.15% due 02/01/2036	1,680,000	1,508,504

		12,911,242
Real Estate - 1.32%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	785,000	791,963
Camden Property Trust, REIT
5.00% due 06/15/2015	804,000	739,104
Colonial Properties Trust, REIT
6.25% due 06/15/2014	554,000	548,003
Colonial Realty LP
5.50% due 10/01/2015	1,569,000	1,466,524
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	1,103,000	1,050,347
Duke Realty Corp., REIT
5.697% due 12/22/2006 (b)	597,000	597,497
Health Care Property Investors, Inc.,
Series MTN, REIT
4.875% due 09/15/2010	1,471,000	1,405,704
5.625% due 02/28/2013	2,480,000	2,401,766
Health Care REIT, Inc.
6.00% due 11/15/2013	755,000	729,808
6.20% due 06/01/2016	2,825,000	2,744,349
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,995,000	2,142,825
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	3,028,000	3,098,743
iStar Financial, Inc., REIT
6.05% due 04/15/2015	1,030,000	1,007,307
Price, Inc., REIT
7.50% due 11/05/2006	491,000	493,379
Prologis, REIT
7.05% due 07/15/2006	5,000	5,001
Rouse Company LP, REIT
6.75% due 05/01/2013	1,685,000	1,641,030
Rouse Company, REIT
3.625% due 03/15/2009	2,800,000	2,595,874
5.375% due 11/26/2013	456,000	409,180
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,500,000	1,451,526

The accompanying notes are an integral part of the financial statements.

43

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Simon Property Group LP, REIT (continued)
6.10% due 05/01/2016		$1,000,000	$992,279
Socgen Real Estate Company LLC
7.64% due 12/29/2049 (b)		2,501,000	2,554,009
Vornado Realty, LP
5.60% due 02/15/2011 (a)		2,000,000	1,965,323

			30,831,541
Retail - 0.04%
JC Penney Corp., Inc.
8.125% due 04/01/2027		965,000	997,193
Retail Grocery - 0.05%
Delhaize America, Inc.
9.00% due 04/15/2031		985,000	1,080,161
Sanitary Services - 0.03%
Waste Management, Inc.
7.75% due 05/15/2032		625,000	705,047
Telecommunications Equipment &
Services - 0.43%
Corning, Inc.
6.05% due 06/15/2015		380,000	373,912
Deutsche Telekom International Finance BV
6.625% due 07/11/2011	EUR	99,000	138,829
8.00% due 06/15/2010		$1,098,000	1,178,780
8.25% due 06/15/2030 (b)		1,358,000	1,567,879
Embarq Corp.
6.738% due 06/01/2013		890,000	887,308
7.995% due 06/01/2036		1,000,000	1,005,103
France Telecom SA
7.75 due 03/01/2011		996,000	1,069,908
8.50% due 03/01/2031 (b)		1,009,000	1,214,103
Intelsat Ltd.
9.614% due 01/15/2012 (b)		455,000	459,550
SBC Communications, Inc.
4.125% due 09/15/2009		368,000	349,621
5.10% due 09/15/2014		799,000	741,243
5.625% due 06/15/2016 (a)		613,000	581,054
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011		466,000	474,143

			10,041,433
Telephone - 0.80%
AT&T Corp.
8.00% due 11/15/2031 (b)		2,305,000	2,646,378
AT&T, Inc.
6.80% due 05/15/2036 (a)		2,055,000	2,036,867
BellSouth Corp.
4.20% due 09/15/2009		613,000	584,407
6.00% due 11/15/2034 (a)		2,000,000	1,777,252
Sprint Capital Corp.
6.125% due 11/15/2008		838,000	844,564
6.375% due 05/01/2009		613,000	622,603
6.875% due 11/15/2028		2,133,000	2,148,799
8.375% due 03/15/2012		398,000	439,749
8.75% due 03/15/2032		2,069,000	2,495,011

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Telecom Italia Capital SA
4.00% due 01/15/2010	$775,000	$725,227
4.00% due 11/15/2008	981,000	941,063
Verizon Communications, Inc.
5.55% due 02/15/2016	2,700,000	2,531,625
Verizon, New York, Inc.
6.875% due 04/01/2012	765,000	775,169

		18,568,714

Tobacco - 0.07%
Altria Group, Inc.
7.00% due 11/04/2013 (a)	337,000	355,535
Reynolds American, Inc.
7.25% due 06/01/2013	1,290,000	1,260,975

		1,616,510

Transportation - 0.13%
CMA CGM SA
7.25% due 02/01/2013	2,160,000	2,114,100
CSX Corp.
5.43% due 08/03/2006 (b)	848,000	847,961
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	148,000	153,550

		3,115,611

Utility Service - 0.03%
Public Service Company of New Mexico
4.40% due 09/15/2008	667,000	646,829

TOTAL CORPORATE BONDS (Cost $598,232,091)		$576,439,593

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.30%
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	6,048,338	5,858,137
Banc of America Commercial Mortgage Inc.,
Series 2005-5, Class G
5.402% due 10/10/2015	1,800,000	1,654,899
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A3
5.713% due 05/10/2045 (b)	7,420,000	7,385,574
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,602,716	1,533,218
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	2,524,154	2,351,250
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933% due 07/10/2045	1,575,000	1,470,335
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.354% due 09/10/2047 (b)	3,075,000	2,938,258
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class H
5.354% due 09/10/2047 (b)	1,650,000	1,521,625

The accompanying notes are an integral part of the financial statements.

44

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class XC
5.421% due 09/10/2045 (b)	$259,825,000	$1,732,253
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.900% due 03/20/2036 (b)	3,081,361	3,058,382
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.981% due 05/20/2036 (b)	1,471,717	1,458,388
Banc of America Large Loan, Series 2005-BBA6,
Class B
5.409% due 01/15/2019 (b)	4,265,000	4,266,622
Banc of America Large Loan, Series 2005-BOCA,
Class K
6.549% due 12/15/2016 (b)	690,000	690,274
Banc of America Large Loan, Series 2005-ESHA,
Class E
5.764% due 07/14/2020 (b)	2,000,000	2,008,439
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.459% due 03/15/2022 (b)	4,495,000	4,500,521
Banc of America Large Loan, Series 2006-LAQ,
Class H
5.83% due 02/09/2021 (b)	2,475,000	2,484,632
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	600,813	593,729
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 22A1
5.762% due 02/25/2036 (b)	2,866,352	2,846,645
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.334% due 04/25/2035 (b)	648,690	635,336
Bear Stearns Alt-A Trust, Series 2006-1,
Class 23A1
5.681% due 02/25/2036 (b)	2,899,120	2,863,997
Bear Stearns Alt-A Trust, Series 2006-3,
Class 34A1
6.226% due 05/25/2036 (b)	3,329,267	3,343,556
Bear Stearns Asset Backed Securities, Inc.,
Series 2003-AC4, Class A
5.00% due 09/25/2033	700,903	678,824
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-AC5, Class A1
5.25% due 10/25/2034	611,183	596,189
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042 (b)	35,322,453	722,973
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.184% IO due 02/13/2046 (b)	32,599,736	626,665
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	2,347,708	2,147,778
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A4A
5.3028% due 10/12/2042 (b)	1,525,000	1,455,552

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-BBA7, Class G
5.734% due 03/15/2019 (b)	$2,300,000	$2,300,000
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,580,576
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	3,193,605	3,038,916
Citicorp Mortgage Securities, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2020	3,794,703	3,686,641
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.721% due 03/15/2049 (b)	3,165,000	3,137,953
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
4.745% due 04/25/2035 (b)	1,694,754	1,653,779
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.89% due 12/25/2035 (b)	2,821,672	2,797,019
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	1,973,865	1,937,534
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.40% due 09/15/2020 (b)	1,055,000	1,001,761
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class A4
5.40% due 09/15/2020 (b)	2,080,000	1,993,993
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class X
0.130% IO due 01/15/2046 (b)	529,260,000	3,128,138
Commercial Mortgage Pass-Through Certificates,
Series 2005-C6, Class XC1
0.04% IO due 06/10/2044 (b)	339,571,465	2,268,405
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.707% due 06/10/2046 (b)	2,945,000	2,931,991
Commercial Mortgage Pass-Through Certificates,
Series 2006-CN2A, Class H
5.570% due 02/05/2019 (b)	1,620,000	1,587,806
Commercial Mortgage, Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,233,144
Commercial Mortgage, Series 2005-C6, Class B
5.40% due 06/10/2044 (b)	2,450,635	2,328,500
Commercial Mortgage, Series 2005-C6, Class G
5.459% due 06/10/2044	1,475,000	1,365,189
Commercial Mortgage, Series 2005-FL11, Class AJ
5.399% due 11/15/2017 (b)	3,000,000	2,999,448
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 1A1
6.00% due 11/25/2034	1,329,253	1,299,761
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034 (b)	584,780	579,426

The accompanying notes are an integral part of the financial statements.

45

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.087% due 03/25/2035 (b)	$11,447,396	$11,430,230
Countrywide Alternative Loan Trust,
Series 2005-J1, Class 3A1
6.50% due 08/25/2032	1,397,207	1,393,278
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	4,706,925	4,701,853
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.552% due 07/20/2034 (b)	7,231,565	7,063,723
Countrywide Home Loan Trust,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	758,168	732,469
Countrywide Home Loan Trust,
Series 2005-HYB6, Class 1A1
5.063% due 10/20/2035 (b)	6,422,334	6,345,495
Countrywide Home Loans, Series 2005-6,
Class 2A1
5.50% due 04/25/2035	1,758,710	1,665,829
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.429% due 04/15/2021 (b)	4,095,000	4,097,573
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035	1,630,000	1,560,778
Crown Castle Towers LLC,
Series 2005-1A, Class D
5.612% due 06/15/2035	2,270,000	2,210,332
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	916,989	920,579
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,715,445	1,692,089
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,618,183
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	995,207
CS First Boston Mortgage Securities Corp.,
Series 2003-25, Class 2A1
4.50% due 10/25/2018	1,396,785	1,305,923
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	502,995
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 1A1
5.00% due 07/25/2020	1,902,323	1,811,554
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.102% IO due 02/15/2038 (b)	59,453,339	695,093
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class F
4.821% due 02/15/2038	1,030,000	928,500

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	$2,881,947	$2,688,627
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class F
5.572% due 08/15/2038 (b)	2,575,000	2,414,582
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class G
5.572% due 08/15/2038 (b)	2,235,000	2,081,416
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
6.399% due 09/15/2020 (b)	1,000,000	999,935
Deutsche Mortgage and Asset Receiving Corp.,
Series 1998-C1, Class C
6.861% due 06/15/2031	1,160,000	1,177,221
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	2,215,000	2,193,901
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033	536,258	510,847
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	7,763,267	7,585,819
Federal Home Loan Mortgage Corp.,
Series 2005-3033, Class JH
5.00% due 06/15/2032	3,608,103	3,507,042
Federal Home Loan Mortgage Corp.,
Series 2005-3046, Class BA
5.00% due 10/15/2024	4,359,752	4,238,821
Federal Home Loan Mortgage Corp.,
Series 2005-3046, Class BC
5.00% due 08/15/2023	1,605,299	1,568,200
Federal National Mortgage Association Whole
Loan, Series 2002-W3, Class A5
7.50% due 01/25/2028	559,903	574,627
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	469,134	440,167
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	2,353,663	2,035,322
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	1,338,933	1,189,688
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	1,069,929	953,514
FHLMC Structured Pass Through Securities,
Series T-41, Class 3A
7.50% due 07/25/2032	288,282	295,700
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.236% due 12/25/2034 (b)	550,455	538,092
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.256% due 05/25/2036 (b)	1,089,793	1,084,135

The accompanying notes are an integral part of the financial statements.

46

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	$1,568,032	$1,577,432
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	626,677	625,122
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	86,217	86,832
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,118,937
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	718,308
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.067% IO due 06/10/2048 (b)	93,258,983	1,194,312
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	2,171,263	2,043,690
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class H
5.511% due 11/10/2045 (b)	1,550,000	1,435,971
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	2,425,000	2,323,737
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	1,290,000	1,249,868
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	2,015,000	1,996,591
GMAC Commercial Mortgage Securities, Inc.,
Series 1997-C1, Class A3
6.869% due 07/15/2029	168,167	169,507
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	2,124,864	2,117,069
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	2,226,169	2,223,718
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.659% due 04/19/2036 (b)	1,716,640	1,694,338
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	259,769	237,009
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	2,198,353	2,115,192
Greenwich Capital Commercial Funding Corp.,
Series 2003-C2, Class A2
4.022% due 01/05/2036	900,000	862,383
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	4,305,000	4,205,332
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.110% due 06/10/2016 (b)	4,025,000	4,029,677

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class E
5.078% due 07/10/2039 (b)	$2,627,081	$2,433,738
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.110% IO due 07/10/2039 (b)	103,909,673	2,013,084
GSR Mortgage Loan Trust, Series 2005-AR5,
Class 1A1
4.606% due 10/25/2035 (b)	7,410,815	7,346,133
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.562% due 08/25/2034 (b)	1,974,638	1,912,908
GSR Mortgage Loan Trust, Series 2005-5F,
Class 6A1
5.00% due 05/25/2020	1,921,576	1,846,735
GSR Mortgage Loan Trust, Series 2005-8F,
Class 6A1
4.50% due 10/25/2020	2,099,131	2,011,439
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.422% due 01/25/2036 (b)	4,793,633	4,697,233
Harborview Mortgage Loan Trust, Series 2004-7,
Class 2A3
4.416% due 11/19/2034 (b)	3,598,638	3,603,110
Harborview NIM Corp., Series 2006-BU1, Class N1
5.93% due 02/20/2046	1,998,046	1,996,240
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
5.629% due 10/03/2015 (b)	335,000	338,715
Impac Secured Assets Corp., Series 2005-1,
Class 1A1
4.321% due 07/25/2035 (b)	8,293,741	8,291,822
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.296% due 01/25/2035	1,061,846	1,045,435
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.410% due 05/25/2035 (b)	1,792,525	1,786,819
Indymac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.459% due 08/25/2036 (b)	2,694,600	2,692,536
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 3A1A
6.190% due 04/25/2036 (b)	2,895,674	2,889,198
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.876% due 04/15/2045 (b)	2,675,000	2,663,368
JPMorgan Alternative Loan Trust, Series 2006-A1,
Class 4A1
6.090% due 03/25/2036 (b)	3,739,872	3,726,786
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,515,625
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	735,191	708,529
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-FL1A, Class A1
5.378% due 04/16/2019 (b)	148,973	149,046

The accompanying notes are an integral part of the financial statements.

47

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	$3,130,000	$2,926,146
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	1,252,487
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP6, Class X1
0.040% IO due 04/15/2043 (b)	385,308,000	2,022,636
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	2,418,531	2,423,102
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,890,416	2,843,292
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,517,254
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.157% IO due 02/15/2040 (b)	47,965,286	1,006,292
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AJ
4.843% due 07/15/2040	2,029,126	1,874,525
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)	1,264,528	1,172,946
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,799,887
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.90% due 06/15/2038 (b)	3,165,000	3,182,281
Lehman Mortgage Trust, Series 2005-1, Class 6A1
5.00% due 11/25/2020	2,736,061	2,658,495
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.817% due 04/21/2034 (b)	3,928,799	3,812,030
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.662% due 08/25/2034 (b)	5,644,593	5,514,671
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.143% due 03/25/2035 (b)	13,082,859	13,015,833
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.989% due 02/25/2036 (b)	12,152,578	11,844,558
Merrill Lynch Mortgage Trust, Series 2004-BPB1,
Class XC
0.058% IO due 09/12/2041	27,938,807	543,287
Merrill Lynch Mortgage Trust, Series 2004-KEY2,
Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,476,570
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.041% IO due 07/12/2038	281,739,000	1,796,481

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.417% due 11/12/2037 (b)	$2,855,000	$2,738,773
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
5.553% due 03/25/2030 (b)	545,891	546,513
Morgan Stanley Capital I
0.084% IO due 07/15/2056 (b)	38,300,000	1,077,620
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	1,347,850	1,271,466
Morgan Stanley Capital I, Series 2005-HQ6, Class B
5.152% due 08/13/2042 (b)	2,500,000	2,354,382
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.375% due 11/14/2042 (b)	2,185,000	2,121,241
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.375% due 11/14/2042 (b)	2,795,000	2,674,861
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	4,160,000	3,966,758
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.068% IO due 12/13/2041 (b)	76,635,000	1,137,976
Morgan Stanley Capital I, Series 2006-HQ8, Class X
0.109% IO due 03/12/2044 (b)	534,000,000	2,774,450
Morgan Stanley Capital I, Series 2006-T21, Class X
0.275% IO due 10/12/2052 (b)	189,161,000	2,823,852
Morgan Stanley Mortgage Loan Trust,
Series 2006-3AR, Class 3A1
6.104% due 03/25/2036 (b)	3,957,177	3,922,706
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035 (b)	580,000	534,565
Nomura Asset Acceptance Corp.,
Series 2006-AF1, Class CB1
6.54% due 06/25/2036 (b)	1,834,981	1,843,686
Prime Mortgage Trust, Series 2005-2, Class 1A2
5.00% due 07/25/2020	4,384,024	4,242,118
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.365% due 05/25/2035 (b)	1,619,078	1,560,021
Rali NIM Corp., Series 2006-QO4, Class N1
6.048% due 05/25/2046	2,945,613	2,945,613
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.996% due 12/25/2035 (b)	2,738,344	2,740,503
Residential Accredit Loans, Inc., Series 2006-QA1,
Class A31
6.284% due 01/25/2036 (b)	3,799,462	3,800,179
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	4,426,599	4,403,758
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	597,955	614,012

The accompanying notes are an integral part of the financial statements.

48

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	$482,241	$483,469
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,225,318	1,252,821
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035	800,000	783,717
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	1,035,000	1,017,175
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	3,998,000	3,935,440
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035	515,000	509,541
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035	2,545,000	2,537,252
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.467% due 05/20/2035 (b)	764,558	764,542
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.526% due 07/15/2027 (b)	503,148	506,432
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A3
4.39% due 02/15/2041	1,960,508	1,834,121
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.065% IO due 03/15/2042 (b)	49,654,855	441,367
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A5
4.661% due 05/15/2044	3,313,258	3,110,524
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,708,958
Wachovia Bank Commercial Mortgage Trust,
Series 2005-WL5A, Class A2
5.399% due 01/15/2018 (b)	1,045,000	1,045,857
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class XC
0.048% IO due 03/15/2045 (b)	743,375,807	4,028,353
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	2,071,733	2,065,259
Washington Mutual, Inc., Series 2005-1, Class 6A1
6.50% due 03/25/2035	1,109,451	1,108,936
Washington Mutual, Inc., Series 2005-AR12,
Class 1A8
4.842% due 10/25/2035 (b)	6,836,848	6,673,627
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	2,365,170	2,257,999
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.946% due 10/25/2035 (b)	18,941,394	18,689,136

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.943% due 03/25/2035 (b)	$1,744,687	$1,711,200

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $467,207,827)		$449,960,446

ASSET BACKED SECURITIES - 4.18%
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	163,098	163,200
Argent Securities, Inc., Series 2004-W1, Class M3
6.773% due 03/25/2034 (b)	1,568,407	1,587,597
Asset Backed Securities Corp. Home Equity,
Series 2006-HE2, Class A3
5.513% due 03/25/2036 (b)	5,000,000	5,010,762
California Infrastructure Development PG&E-1,
Series 1997-1, Class A7
6.42% due 09/25/2008	54,975	55,099
Capital Trust Re CDO Ltd, Series 2005-1A, Class C
6.017% due 03/20/2050 (b)	1,250,000	1,251,000
Capital Trust Re CDO Ltd, Series 2005-1A, Class E
7.367% due 03/20/2050 (b)	834,000	834,880
Capital Trust Re CDO Ltd, Series 2005-3A, Class A1
5.094% due 06/25/2035	3,490,000	3,352,963
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.737% due 03/20/2050 (b)	1,600,000	1,601,750
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	761,136
Centex Home Equity, Series 2005-A, Class M4
6.123% due 01/25/2035 (b)	875,000	883,559
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	46,987	47,956
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030 (b)	1,180,870	1,169,615
Countrywide Asset-Backed Certificates,
Series 2004-12, Class 2AV2
5.603% due 09/25/2033 (b)	578,703	579,043
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	4,000,000	3,955,329
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	5,000,000	4,953,125
CW Capital Cobalt I, Series 2005-1A, Class A1
5.49% due 05/25/2045 (b)	867,131	866,216
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031	7,220,000	7,167,106
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	680,000	682,620
Drivetime Auto Owner Trust,
Series 2004-A, Class A3
2.419% due 08/15/2008	774,577	764,290
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	750,000	725,602

The accompanying notes are an integral part of the financial statements.

49

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	$750,000	$725,017
Equity One ABS, Inc., Series 2004-2, Class AV2
5.573% due 07/25/2034 (b)	128,725	128,936
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2004-FF3, Class A2C
5.803% due 05/25/2034 (b)	298,482	298,756
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.985% due 06/25/2036 (b)	7,000,000	7,000,000
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.563% due 11/25/2035 (b)	1,902,460	1,903,315
IndyMac Home Equity Loan Asset-Backed Trust,
Series 2004-B, Class A2B
5.683% due 11/25/2034 (b)	439,555	440,240
LNR CDO Ltd, Series 2006-1A, Class BFL
5.891% due 05/28/2043 (b)	3,300,000	3,300,000
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.023% due 02/25/2034 (b)	1,200,000	1,203,677
Morgan Stanley ABS Capital I,
Series 2004-OP1, Class A2B
5.613% due 11/25/2034 (b)	1,069,276	1,070,156
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034 (b)	990,000	974,197
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
4.72% due 12/25/2050	2,690,000	2,691,883
N-Star Real Estate CDO Ltd., Series 2006-7A,
Class C
5.681% due 06/22/2051	3,000,000	3,000,000
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
5.923% due 01/25/2034 (b)	800,000	803,433
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29 due 12/25/2036	5,160,000	5,090,665
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.633 due 01/25/2037	4,000,000	3,964,376
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035 (b)	3,234,838	3,163,468
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	3,700,000	3,662,663
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	1,835,000	1,789,915
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	1,740,000	1,662,094
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	3,000,000	2,971,901
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	1,420,982	1,400,052

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032 (b)	$1,125,000	$1,103,190
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033 (b)	650,000	625,844
Residential Asset Securities Corp.,
Series 1999-KS4, Class AI4
7.22% due 06/25/2028	136,279	135,998
Sail Net Interest Margin Notes, Series 2005-6A,
Class A
4.75% due 07/27/2035	1,511,588	1,504,562
Specialty Underwriting & Residential Finance,
Series 2003-BC4, Class A3B
4.788% due 11/25/2034	985,601	976,487
Specialty Underwriting & Residential Finance,
Series 2004-BC4, Class A2B
5.633% due 10/25/2035 (b)	1,715,445	1,718,552
Structured Asset Investment Loan Trust,
Series 2004-8, Class A13
5.623% due 09/25/2034 (b)	1,155,428	1,156,036
Structured Asset Investment Loan Trust,
Series 2004-8, Class A7
5.623% due 09/25/2034 (b)	976,813	977,557
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	427,912	425,306
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	1,100,000	1,084,248
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	1,100,000	1,055,910
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	656,110	654,881
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 11/25/2028 (b)	2,451,000	2,412,075

TOTAL ASSET BACKED SECURITIES
(Cost $98,413,035)		$97,488,238

SUPRANATIONAL OBLIGATIONS - 0.10%
Honduras - 0.03%
Central American Bank for Economic Integration
6.75% due 04/15/2013	638,000	646,579
Venezuela - 0.07%
Corporacion Andina de Fomento
5.20% due 05/21/2013	736,000	698,051
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	1,005,000	1,051,232

		1,749,283

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,503,807)		$2,395,862

The accompanying notes are an integral part of the financial statements.

50

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 30.86%
Short Term - 2.24%
State Street Global Advisers Funds (c)	52,118,000	$52,118,000

SHORT TERM INVESTMENTS - 30.86%
Federal National Mortgage Association
Discount Notes
zero coupon due 07/13/2006 to
07/18/2006 ***	$379,000,000	$378,351,139
State Street Navigator Securities Lending
Prime Portfolio (c)	289,100,959	289,100,959

TOTAL SHORT TERM INVESTMENTS
(Cost $716,504,552)		$719,570,098

REPURCHASE AGREEMENTS - 4.33%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$101,034,246 on 07/03/2006,
collateralized by $41,210,000
Federal Home Loan Mortgage
Corp., 5.50% due 11/16/2015
(valued at $40,179,750, including
interest) and $90,000 U.S.
Treasury Bonds, 9.25% due
02/15/2016 (valued at $120,133,
including interest) and
$63,040,000 U.S. Treasury Bonds,
4.125% due 08/15/2008 (valued at
$62,724,800, including interest) (c)***	$101,001,000	$101,001,000

TOTAL REPURCHASE AGREEMENTS
(Cost $101,001,000)		$101,001,000

Total Investments (Active Bond Trust)
(Cost $3,111,382,122) - 131.17%		$ 3,058,805,515
Liabilities in Excess of Other Assets - (31.17)%		(726,842,073)

TOTAL NET ASSETS - 100.00%		$ 2,331,963,442

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 8.53%
U.S. Treasury Bonds - 5.96%
4.50% due 02/15/2036 ***	$2,077,000	$1,862,323
5.375% due 02/15/2031 (a)	681,000	692,758
6.25% due 05/15/2030 (a)***	2,033,000	2,302,689
6.25% due 08/15/2023 ***	4,294,000	4,736,819
8.875% due 02/15/2019	965,000	1,282,244

		10,876,833

U.S. Treasury Notes - 2.57%
4.375% due 12/15/2010 ***	688,000	668,327
4.50% due 02/15/2016 (a)	385,000	366,291
4.50% due 11/15/2015 ***	1,364,000	1,299,210
4.875% due 05/15/2009	92,000	91,375
4.875% due 05/31/2008 to 05/31/2011 (a)	1,452,000	1,443,684

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
5.125% due 05/15/2016 (a)	$827,000	$826,031

		4,694,918

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,188,490)		$15,571,751

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.22%
Federal Home Loan Bank - 1.79%
5.46% due 11/30/2015 ***	3,339,254	3,259,770
Federal Home Loan Mortgage Corp. - 16.34%
3.50% due 05/15/2026	193,207	186,995
3.57% due 06/15/2029	831,795	799,160
3.90% due 01/15/2023	1,114,538	1,068,982
4.00% due 09/15/2017 to 04/15/2025	1,069,098	1,028,076
4.125% due 07/12/2010 (a)	964,000	917,029
4.50% due 02/01/2019 to 08/01/2035	3,403,369	3,297,972
4.50% due 07/01/2035 ***	3,015,286	2,735,533
5.00% due 03/15/2025 to 07/01/2035	2,040,510	1,954,548
5.25% due 05/16/2007 ***	3,721,000	3,710,349
5.368% due 04/01/2036	225	221
5.50% due 01/01/2018 to 12/01/2099	8,848,135	8,701,214
5.557% due 04/01/2036	27	27
6.00% due 12/01/2099	1,725,000	1,724,461
6.50% TBA **	1,632,000	1,639,522
6.625% due 09/15/2009	1,998,000	2,066,312

		29,830,401
Federal National Mortgage
Association - 20.35%
4.50% due 02/01/2035	105,727	97,081
4.653% due 10/01/2012	144,996	144,996
5.00% due 07/01/2033 to 01/01/2036	3,029,292	2,867,001
5.107% due 12/01/2035	933,342	915,324
5.24% due 02/01/2036	438,328	432,229
5.298% due 04/01/2036	325,761	318,158
5.50% due 01/01/2021 to 06/01/2036	6,022,831	5,850,505
5.50% due 03/01/2033 to 04/01/2034 ***	7,199,674	6,945,528
5.50% TBA **	9,357,000	8,981,831
5.662% due 06/01/2036	280,000	278,168
5.67% due 03/01/2009	404,095	403,458
6.00% due 05/15/2011	1,171,000	1,196,239
6.00% TBA **	8,241,000	8,134,581
6.44% due 06/01/2036	588,000	595,557

		37,160,656
Government National Mortgage
Association - 2.74%
5.00% due 04/20/2033 to 07/20/2033	1,202,634	1,132,203
5.50% due 10/20/2034	1,039,780	1,004,497
6.00% due 12/01/2099	1,104,000	1,091,494
6.50% due 12/01/2099	1,767,000	1,780,390

		5,008,584

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,929,030)		$75,259,411

The accompanying notes are an integral part of the financial statements.

51

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.54%
Chile - 0.08%
Republic of Chile
5.50% due 01/15/2013	$135,000	$131,962
Mexico - 0.40%
Government of Mexico
5.625% due 01/15/2017 (a)	490,000	455,700
5.875% due 01/15/2014	166,000	161,020
6.75% due 09/27/2034	120,000	116,700

		733,420
Russia - 0.06%
Russian Federation
5.00% due 03/31/2030	105,000	111,694

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,002,158)		$977,076

CORPORATE BONDS - 18.92%
Apparel & Textiles - 0.23%
Mohawk Industries, Inc.
5.75% due 01/15/2011	420,000	412,471
Automobiles - 0.41%
DaimlerChrysler N.A. Holding Corp.
5.75% due 05/18/2009	280,000	277,841
5.875% due 03/15/2011	225,000	221,321
6.50% due 11/15/2013 (a)	105,000	104,943
8.50% due 01/18/2031	134,000	151,725

		755,830
Banking - 1.05%
BAC Capital Trust XI
6.625% due 05/23/2036	210,000	207,449
Bank of America Corp.
4.25% due 10/01/2010	350,000	331,915
BB&T Capital Trust II
6.75% due 06/07/2036	210,000	209,208
HSBC Holdings PLC
6.50% due 05/02/2036	235,000	231,023
PNC Funding Corp.
5.25% due 11/15/2015	286,000	270,909
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)	390,000	362,846
Wachovia Corp.
5.50% due 08/01/2035	132,000	116,091
Zions Bancorporation
5.50% due 11/16/2015	205,000	195,373

		1,924,814
Broadcasting - 0.17%
Viacom, Inc.
5.75% due 04/30/2011	125,000	122,777
6.25% due 04/30/2016	200,000	194,150

		316,927
Business Services - 0.15%
Xerox Corp.
6.40% due 03/15/2016	280,000	264,250

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television - 0.57%
Comcast Corp.
5.65% due 06/15/2035	$134,000	$113,728
5.90% due 03/15/2016	325,000	312,252
News America, Inc.
6.40% due 12/15/2035	215,000	198,855
Time Warner Entertainment Company, LP
8.375% due 07/15/2033	194,000	219,476
Time Warner, Inc.
7.70% due 05/01/2032	185,000	201,068

		1,045,379

Cellular Communications - 0.95%
America Movil SA de CV
6.375% due 03/01/2035	136,000	118,214
AT&T Broadband Corp.
8.375% due 03/15/2013	228,000	253,226
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	225,000	247,598
Verizon Wireless Capital LLC
5.375% due 12/15/2006	345,000	344,620
Vodafone Group PLC
5.50% due 06/15/2011	780,000	761,876

		1,725,534

Chemicals - 0.13%
Chemtura Corp.
6.875% due 06/01/2016	240,000	231,900
Computers & Business Equipment - 0.15%
Cisco Systems, Inc.
5.50% due 02/22/2016	285,000	273,665
Crude Petroleum & Natural Gas - 0.23%
Canadian Natural Resources, Ltd.
5.85% due 02/01/2035	140,000	126,920
EnCana Corp.
6.50% due 08/15/2034	123,000	122,532
XTO Energy Inc.
6.10% due 04/01/2036	190,000	171,980

		421,432

Domestic Oil - 0.52%
ConocoPhillips
5.90% due 10/15/2032 (a)	170,000	162,984
Devon Financing Corp., ULC
6.875% due 09/30/2011	420,000	436,675
Hess Corp.
6.65% due 08/15/2011	340,000	349,441

		949,100

Drugs & Health Care - 0.27%
Wyeth
5.50% due 02/15/2016	525,000	501,212
Electrical Utilities - 1.60%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012	185,000	196,563
American Electric Power Company, Inc., Series C
5.375% due 03/15/2010	200,000	196,868

The accompanying notes are an integral part of the financial statements.

52

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Dominion Resources, Inc.
5.95% due 06/15/2035	$129,000	$115,658
DPL, Inc.
6.875% due 09/01/2011	390,000	402,110
Empresa Nacional de Electricidad SA
8.625% due 08/01/2015	155,000	170,607
Kansas Gas & Electric
5.647% due 03/29/2021	326,000	307,486
MidAmerican Energy Holdings Company
6.125% due 04/01/2036	140,000	130,869
Nevada Power Company
5.95% due 03/15/2016	290,000	274,861
Ohio Edison Company
6.40% due 07/15/2016	110,000	110,814
Progress Energy, Inc.
6.85% due 04/15/2012	545,000	564,872
Public Service Company of Colorado
7.875% due 10/01/2012	288,000	318,243
TXU Electric Delivery Company
6.375% due 01/15/2015	140,000	140,325

		2,929,276
Energy - 0.10%
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015 (a)	210,000	189,642
Financial Services - 6.13%
AMBAC Financial Group, Inc.
5.95% due 12/05/2035	185,000	171,719
Bank of America Corp.
5.375% due 06/15/2014	110,000	106,477
Capital One Bank
4.875% due 05/15/2008	330,000	325,112
Capital One Financial Corp.
5.50% due 06/01/2015	285,000	271,169
8.75% due 02/01/2007	433,000	440,047
CIT Group, Inc., Series MTN
4.75% due 08/15/2008	306,000	300,166
Citigroup, Inc.
3.625% due 02/09/2009	690,000	657,141
5.00% due 09/15/2014	343,000	321,037
5.125% due 02/14/2011	275,000	268,543
Countrywide Financial Corp.
6.25% due 05/15/2016	185,000	181,325
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010	325,000	315,006
General Electric Capital Corp.
4.875% due 03/04/2015 (a)	187,000	175,203
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009 (a)	444,000	417,802
6.00% due 06/15/2012	562,000	568,456
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	300,000	286,295
HSBC Finance Corp.
4.75% due 04/15/2010	883,000	851,701
International Lease Finance Corp., Series MTN
5.4275% due 05/24/2010 (b)	210,000	209,788

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
International Lease Finance Corp., Series MTN
(continued)
5.45% due 03/24/2011	$420,000	$412,157
JP Morgan Chase & Company
5.125% due 09/15/2014	165,000	155,851
5.60% due 06/01/2011	345,000	342,498
Lazard Group, LLC
7.125% due 05/15/2015	290,000	293,089
Merrill Lynch & Company, Inc.
6.05% due 05/16/2016	345,000	343,996
Merrill Lynch & Company, Inc., Series MTNC
4.25% due 02/08/2010	585,000	556,012
Morgan Stanley
4.00% due 01/15/2010	458,000	432,949
5.375% due 10/15/2015	300,000	283,998
Residential Capital Corp.
6.00% due 02/22/2011	215,000	208,330
6.125% due 11/21/2008	460,000	454,669
6.50% due 04/17/2013	125,000	122,668
6.875% due 06/29/2007 (b)	215,000	216,197
SLM Corp., Series MTN
5.5294% due 03/15/2011 (b)	355,000	354,614
The Goldman Sachs Group, Inc.
5.125% due 01/15/2015	602,000	562,797
6.45% due 05/01/2036	140,000	132,647
Washington Mutual Bank
5.125% due 01/15/2015	310,000	287,795
Washington Mutual, Inc.
4.00% due 01/15/2009 (a)	163,000	156,536

		11,183,790
Food & Beverages - 0.77%
Kraft Foods, Inc.
5.25% due 10/01/2013	385,000	367,667
5.625% due 11/01/2011	342,000	336,862
SABMiller PLC
5.78% due 07/01/2009 (b)	150,000	149,914
6.20% due 07/01/2011	300,000	301,659
Tyson Foods, Inc.
6.60% due 04/01/2016	255,000	249,253

		1,405,355
Gas & Pipeline Utilities - 0.61%
Duke Capital LLC
7.50% due 10/01/2009 (a)	249,000	261,505
8.00% due 10/01/2019	215,000	243,089
Energy Transfer Partners LP
5.65% due 08/01/2012	210,000	202,661
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	150,000	136,938
5.80% due 03/15/2035	140,000	119,469
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	110,000	95,510
Magellan Midstream Partners LP
5.65% due 10/15/2016	51,000	48,256

		1,107,428

The accompanying notes are an integral part of the financial statements.

53

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Products - 0.27%
Boston Scientific Corp.
6.00% due 06/15/2011	$205,000	$202,237
6.25% due 11/15/2035	140,000	134,117
6.40% due 06/15/2016	165,000	160,736

		497,090

Healthcare Services - 0.07%
WellPoint, Inc.
5.85% due 01/15/2036	145,000	129,569
Insurance - 0.50%
American International Group, Inc.
4.70% due 10/01/2010	332,000	319,538
GE Global Insurance Holding Corp.
7.00% due 02/15/2026	150,000	157,909
Liberty Mutual Insurance Company
7.875% due 10/15/2026	80,000	85,432
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	175,000	172,036
XL Capital, Ltd.
6.375% due 11/15/2024 (a)	180,000	170,227

		905,142

International Oil - 0.13%
Pemex Project Funding Master Trust
6.625% due 06/15/2035 (a)	55,000	49,775
7.375% due 12/15/2014	46,000	47,472
Petro-Canada
5.95% due 05/15/2035	145,000	132,568

		229,815

Leisure Time - 0.15%
Harrah's Operating Company, Inc.
6.50% due 06/01/2016	280,000	272,827
Manufacturing - 0.21%
Tyco International Group SA
6.375% due 10/15/2011	376,000	383,662
Mining - 0.02%
Vale Overseas Ltd.
8.25% due 01/17/2034	40,000	42,100
Paper - 0.31%
Celulosa Arauco y Constitucion SA
5.625% due 04/20/2015	160,000	149,007
International Paper Company
5.85% due 10/30/2012	425,000	418,437

		567,444

Petroleum Services - 0.30%
Halliburton Company
5.50% due 10/15/2010	163,000	161,459
8.75% due 02/15/2021	318,000	389,928

		551,387

Pharmaceuticals - 0.11%
Teva Pharmaceutical Finance LLC
6.15% due 02/01/2036	215,000	193,053

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 0.53%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	$309,000	$296,947
ProLogis, REIT
5.25% due 11/15/2010	95,000	92,400
5.50% due 04/01/2012	280,000	272,544
Simon Property Group LP, REIT
6.10% due 05/01/2016	315,000	312,568

		974,459
Retail Grocery - 0.09%
Delhaize America, Inc.
9.00% due 04/15/2031	145,000	159,008
Telecommunications Equipment &
Services - 0.64%
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	265,000	250,109
Embarq Corp.
6.738% due 06/01/2013	205,000	204,380
SBC Communications, Inc.
5.10% due 09/15/2014	440,000	408,194
6.15% due 09/15/2034 (a)	140,000	128,485
Verizon Global Funding Corp.
5.85% due 09/15/2035	206,000	179,209

		1,170,377
Telephone - 1.30%
AT&T Corp.
7.30 due 11/15/2011 (b)	120,000	127,384
AT&T, Inc.
6.80% due 05/15/2036 (a)	140,000	138,765
British Telecommunications PLC
8.875% due 12/15/2030 (b)	116,000	142,565
Sprint Capital Corp.
6.00% due 01/15/2007	561,000	561,752
6.125% due 11/15/2008	324,000	326,538
7.625% due 01/30/2011	163,000	173,501
Telefonica Emisones SAU
5.984% due 06/20/2011	165,000	164,394
6.421% due 06/20/2016	140,000	139,710
7.045% due 06/20/2036	150,000	149,918
Verizon Communications, Inc.
5.35% due 02/15/2011	215,000	209,431
5.55% due 02/15/2016	260,000	243,786

		2,377,744
Transportation - 0.25%
Canadian National Railway Company
6.20% due 06/01/2036	215,000	214,433
Norfolk Southern Corp.
7.05% due 05/01/2037	222,000	242,591

		457,024

TOTAL CORPORATE BONDS (Cost $35,547,574)		$34,548,706

The accompanying notes are an integral part of the financial statements.

54

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 0.35%
Texas - 0.35%
Brazos Texas Higher Education Authority, Inc.
5.03% due 12/01/2041	$654,000 $	644,341

TOTAL MUNICIPAL BONDS (Cost $651,103)		$644,341

COLLATERALIZED MORTGAGE
OBLIGATIONS - 26.30%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	138,925
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	97,000	90,503
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A1
5.611% due 05/10/2045	462,000	461,270
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class B
4.888% due 05/14/2016	73,000	71,342
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016	562,000	551,290
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AAB
4.581% due 06/11/2041	573,000	534,435
Bear Stearns Commercial Mortgage Securities,
Series 2006-T22, Class AM
5.6337% due 04/12/2038 (b)	329,000	320,282
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.721% due 03/15/2049 (b)	553,000	548,274
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.226% due 05/15/2032 (b)	253,000	260,088
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	66,000	70,277
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A1
5.54% due 06/10/2046	345,000	343,808
Countrywide Alternative Loan Trust,
Series 2005-J4, Class 2A1B
5.4425% due 07/25/2035 (b)	100,225	100,191
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	565,000	573,963
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	110,000	111,678
CS First Boston Mortgage Securities Corp.,
Series 2002-CKP1, Class A3
6.439% due 12/15/2035	551,000	566,731
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	405,000	392,927
CS First Boston Mortgage Securities Corp.,
Series 2002-CP3, Class A3
5.603% due 07/15/2035	324,000	321,112

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	$554,000	$531,177
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2
5.416% due 05/15/2036 (b)	1,181,000	1,144,856
Federal Home Loan Mortgage Corp.,
Series 2003-2682, Class LC
4.50% due 07/15/2032	552,000	505,890
Federal Home Loan Mortgage Corp.,
Series 2004-2727, Class PE
4.50% due 07/15/2032	980,000	894,957
Federal Home Loan Mortgage Corp.,
Series 2004-2802, Class NP
4.50% due 01/15/2033	149,000	135,594
Federal Home Loan Mortgage Corp.,
Series 2005-2941, Class WA
5.00% due 11/15/2024	530,050	523,283
Federal Home Loan Mortgage Corp.,
Series 2005-2948, Class QA
5.00% due 10/15/2025	624,996	616,544
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	457,000	433,327
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	684,268	680,517
Federal Home Loan Mortgage Corp.,
Series 2005-3026, Class GJ
4.50% due 02/15/2029	598,759	582,545
Federal Home Loan Mortgage Corp.,
Series 2005-3068, Class AK
4.50% due 03/15/2027	867,000	798,434
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021	1,242,382	1,228,920
Federal Home Loan Mortgage Corp.,
Series 2006-3128, Class BD
5.00% due 03/15/2030	542,000	509,932
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	809,545	813,343
Federal Home Loan Mortgage Corp.,
Series 2006-3149, Class PA
6.00% due 09/15/2025 ***	2,294,000	2,302,784
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class LA
6.00% due 11/15/2027	862,064	864,418
Federal Home Loan Mortgage Corp.,
Series 2006-3159, Class TA
5.50% due 11/15/2026	851,614	845,788
Federal National Mortgage Association,
Series 2002-T11, Class A
4.768% due 04/25/2012	49,528	48,450
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016	1,620,880	1,580,560

The accompanying notes are an integral part of the financial statements.

55

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-63, Class QP
3.50% due 10/25/2031	$1,046,573	$962,156
Federal National Mortgage Association,
Series 2003-76, Class DE
4.00% due 09/25/2031	1,401,704	1,302,965
Federal National Mortgage Association,
Series 2003-92, Class KQ
3.50% due 06/25/2023	566,220	550,232
Federal National Mortgage Association,
Series 2003-T1, Class A
3.807% due 11/25/2012	149,498	141,505
Federal National Mortgage Association,
Series 2004-52, Class NE
4.50% due 07/25/2033	453,000	410,629
Federal National Mortgage Association,
Series 2004-69, Class CT
4.50% due 06/25/2018	215,679	207,180
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	1,298,301	1,280,440
Federal National Mortgage Association,
Series 2005-63, Class HA
5.00% due 04/25/2023	907,548	884,459
Federal National Mortgage Association,
Series 2005-65, Class WG
4.50% due 08/25/2026	971,174	950,737
Federal National Mortgage Association,
Series 2005-69, Class JM
4.50% due 08/25/2025	553,000	488,871
Federal National Mortgage Association,
Series 2005-77, Class BX
4.50% due 07/25/2028	2,151,494	2,101,541
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	460,000	456,457
Federal National Mortgage Association,
Series 2006-29, Class PA
5.50% due 08/25/2026	1,076,000	1,069,375
Federal National Mortgage Association,
Series 2006-29, Class PB
5.50% due 02/25/2032	571,000	560,318
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	453,000	449,583
Federal National Mortgage Association,
Series 2006-3102, Class PH
5.00% due 07/15/2031	999,000	946,615
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	471,000	468,097
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	182,192
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	365,000	370,346

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	$310,000	$302,881
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A2
4.996% due 12/10/2037	288,000	277,028
GE Capital Commercial Mortgage Corp.,
Series 2003-C2, Class A4
5.145% due 07/10/2037	393,000	377,636
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.189% due 07/10/2039 (b)	869,000	826,196
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C2, Class A3
5.713% due 10/15/2038	539,000	537,381
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4
5.023% due 04/10/2040	603,000	573,317
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	256,352	247,483
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238% due 11/10/2045 (b)	345,000	328,540
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	112,834	108,546
Government National Mortgage Association,
Series 2006-32, Class A
5.079% due 03/15/2036	318,000	311,640
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	181,718	174,602
GS Mortgage Securities Corp. II, Series 1998-C1,
Class B
6.97% due 10/18/2030	101,000	103,360
GS Mortgage Securities Corp. II, Series 1998-GLII,
Class A2
6.562% due 04/13/2031	685,000	693,379
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2003-CB7, Class A4
4.879% due 01/12/2038 (b)	127,000	119,603
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	923,532	893,531
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB14, Class A3B
5.6711% due 12/12/2044 (b)	305,000	298,916
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
5.876% due 04/15/2045 (b)	345,000	343,500
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A1
7.105% due 10/15/2032	121,732	122,010
LB-UBS Commercial Mortgage Trust,
Series 2003-C7, Class A4
4.931% due 09/15/2035 (b)	751,000	712,824

The accompanying notes are an integral part of the financial statements.

56

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Merrill Lynch Mortgage Trust, Series 2002-MW1,
Class A4
5.619% due 07/12/2034	$554,000	$549,191
Merrill Lynch Mortgage Trust, Series 2004-KEY2,
Class A4
4.864% due 08/12/2039 (b)	399,000	370,999
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.417% due 11/12/2037 (b)	261,000	250,375
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
5.91% due 06/12/2046 (b)	277,000	278,517
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class AM
5.917% due 06/12/2046 (b)	207,000	207,637
Morgan Stanley Capital I, Series 2003-T11, Class A4
5.15% due 06/13/2041	915,000	877,923
Morgan Stanley Capital I, Series 2004-HQ4,
Class A2
3.92% due 04/14/2040	266,000	258,126
Salomon Brothers Mortgage Securities VII,
Series 2001-C2, Class A3
6.499% due 10/13/2011	330,000	339,768
Specialty Underwriting & Residential Finance,
Series 2005-BC4, Class A2A
5.4325% due 09/25/2036 (b)	237,990	238,064
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	345,236
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	232,000	224,015
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A4
5.125% due 08/15/2035	274,000	262,144
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	174,000	165,582
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	478,000	444,290
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088% due 08/15/2041 (b)	484,000	458,415
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class A4
4.803% due 10/15/2041	329,000	305,136
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	482,000	484,392
Wachovia Mortgage Loan Trust LLC,
Series 2006-AMN1, Class A1
5.233% due 08/25/2036 (b)	319,000	319,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $48,615,487)		$48,013,296

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 10.92%
Advanta Business Card Master Trust,
Series 2006-A1, Class A1
5.15% due 10/20/2010	$195,000	$193,720
Advanta Business Card Master Trust,
Series 2006-A3, Class A3
5.30% due 05/21/2012	297,000	294,819
American Express Credit Account Master Trust,
Series 2006-2, Class A
5.35% due 01/15/2014	564,000	560,563
AmeriCredit Automobile Receivables Trust,
Series 2003-DM, Class A4
2.84% due 08/06/2010	399,870	392,391
AmeriCredit Automobile Receivables Trust,
Series 2006-1, Class A3
5.11% due 10/06/2010	217,000	214,864
Ameriquest Mortgage Securities Inc.,
Series 2004-R12, Class A3
4.6588% due 01/25/2035	250,988	251,227
Atlantic City Electric Transition Funding LLC,
Series 2003-1, Class A1
2.89% due 07/20/2011	346,009	332,526
BMW Vehicle Owner Trust,
Series 2003-A, Class A4
2.53% due 02/25/2008	334,242	333,009
Capital Auto Receivables Asset Trust,
Series 2004-1, Class A3
2.00% due 11/15/2007	124,524	123,381
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	249,000	247,133
Capital One Multi-Asset Execution Trust,
Series 2003-C4, Class C4
6.00% due 08/15/2013	354,000	356,307
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70% due 06/15/2015	120,000	114,393
Capital One Multi-Asset Execution Trust,
Series 2006-A6, Class A6
5.30% due 02/18/2014	332,000	329,251
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A3
5.04% due 09/15/2010	322,000	318,913
Carrington Mortgage Loan Trust, Series 2005-NC3,
Class A1B
5.4825% due 06/25/2035 (b)	301,000	301,090
Chase Credit Card Master Trust, Series 2003-3,
Class A
5.3088% due 10/15/2010 (b)	346,000	346,693
Chase Issuance Trust, Series 2006-A3, Class A3
5.1888% due 07/15/2011 (b)	497,000	497,078
Citibank Credit Card Issuance Trust,
Series 2005-B1, Class B1
4.40% due 09/15/2010	240,000	234,150
Citibank Credit Card Issuance Trust,
Series 2006-A4, Class A4
5.45% due 05/10/2013	397,000	395,201

The accompanying notes are an integral part of the financial statements.

57

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Citibank Credit Card Issuance Trust,
Series 2006-A5, Class A5
5.30% due 05/20/2011	$344,000	$342,280
Comed Transitional Funding Trust, Series 1998-1,
Class A7
5.74% due 12/25/2010	124,000	124,226
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A1
5.4725% due 02/25/2036 (b)	161,971	162,003
Countrywide Asset-Backed Certificates,
Series 2005-BC4, Class 2A1
5.4425% due 08/25/2035 (b)	91,299	91,318
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
5.41% due 09/25/2046 (b)	397,000	397,000
Countrywide Asset-Backed Certificates,
Series 2006-ABC1, Class A1
5.238% due 05/25/2036	380,000	380,000
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	516,000	512,050
Drive Auto Receivables Trust, Series 2006-1,
Class A3
5.49% due 05/15/2011	303,000	302,905
Encore Credit Receivables Trust, Series 2005-3,
Class 2A1
5.4425% due 10/25/2035 (b)	135,435	135,455
Ford Credit Auto Owner Trust,
Series 2005-A, Class A3
3.48% due 11/15/2008	407,210	402,905
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	313,000	309,765
Ford Credit Auto Owner Trust,
Series 2006-A, Class A4
5.08% due 12/15/2010	523,000	518,178
Ford Credit Floorplan Master Owner Trust,
Series 2006-3, Class A
5.482% due 06/15/2011 (b)	414,000	414,651
Franklin Auto Trust, Series 2005-1, Class A2
4.84% due 09/22/2008	83,000	82,844
Harley-Davidson Motorcycle Trust, Series 2006-2,
Class A2
5.35% due 03/15/2013	135,000	134,515
Honda Auto Receivables Owner Trust,
Series 2004-2, Class A3
3.30% due 06/16/2008	513,275	508,328
Hyundai Auto Receivables Trust, Series 2005-A,
Class A4
4.18% due 02/15/2012	258,000	248,428
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A3
5.5625% due 12/25/2035 (b)	300,000	300,688
M.A.S.Transactions Asset Backed Securities
Trust, Series 2004-FRE1, Class A2
5.6625% due 07/25/2034 (b)	58,150	58,164

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
M.A.S.Transactions Asset Backed Securities
Trust, Series 2004-OPT2, Class A2
5.6725% due 09/25/2034 (b)	$47,135	$47,215
M.A.S.Transactions Asset Backed Securities
Trust, Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	197,604	195,967
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	202,434	208,581
Merrill Lynch Mortgage Investors Inc.,
Series 2005-SD1, Class A1
5.5025% due 05/25/2046 (b)	149,931	149,964
Morgan Stanley ABS Capital I,
Series 2004-WMC2, Class A2
5.6825% due 07/25/2034 (b)	152,001	151,998
Morgan Stanley ABS Capital I,
Series 2006-NC1, Class A1
5.4025% due 12/25/2035 (b)	386,299	386,359
Morgan Stanley Home Equity Loans,
Series 2006-2, Class A2
5.4325% due 02/25/2036 (b)	205,000	205,032
Nissan Auto Lease Trust, Series 2005-A, Class A2
4.61% due 01/15/2008	166,608	166,113
Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A2
3.75% due 09/17/2007	63,496	63,377
Nissan Auto Receivables Owner Trust,
Series 2006-A, Class A4
4.73% due 07/15/2011	122,000	119,356
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.16% due 02/15/2010	145,000	144,139
Nomura Home Equity Loan Inc.,
Series 2006-WF1, Class A1
5.40% due 03/25/2036 (b)	345,000	345,000
Northstar Education Finance, Inc.,
Series 2005-1, Class A5
3.98% due 10/28/2045	195,000	190,819
Novastar Home Equity Loan,
Series 2005-2, Class A2B
5.4725% due 10/25/2035 (b)	327,000	327,097
Novastar Home Equity Loan,
Series 2005-4, Class A2A
5.4125% due 01/25/2036 (b)	591,360	591,453
Option One Mortgage Loan Trust, Series 2006-1,
Class 2A1
5.3925% due 01/25/2036 (b)	249,276	249,315
Ownit Mortgage Loan Asset-Backed Certificates,
Series 2006-1, Class AF1
5.424% due 12/25/2036	147,349	146,267
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	162,000	166,855
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A2
3.87% due 06/25/2011	1,227,000	1,195,495

The accompanying notes are an integral part of the financial statements.

58

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
SLM Student Loan Trust, Series 2004-1, Class A2
5.24% due 07/25/2018 (b)	$264,000	$264,986
SLM Student Loan Trust, Series 2004-1, Class A6
3.46% due 07/25/2039	250,000	236,728
SLM Student Loan Trust, Series 2005-7, Class A3
4.41% due 12/31/2010	205,000	200,552
SLM Student Loan Trust, Series 2005-8, Class A4
4.25% due 01/25/2028	583,000	566,250
Structured Asset Investment Loan Trust,
Series 2005-11, Class A4
5.4125% due 01/25/2036 (b)	248,238	248,277
Structured Asset Investment Loan Trust,
Series 2005-11, Class A6
5.5425% due 01/25/2036 (b)	874,000	875,229
Structured Asset Investment Loan Trust,
Series 2005-5, Class A2
5.4125% due 06/25/2035 (b)	23,400	23,400
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A3
4.05% due 03/12/2010	219,000	215,441
Triad Auto Receivables Owner Trust,
Series 2006-A, Class A3
4.77% due 01/12/2011	306,000	301,219
USAA Auto Owner Trust, Series 2005-3, Class A2
4.52% due 06/16/2008	172,000	171,382
Wachovia Auto Owner Trust,
Series 2005-B, Class A2
4.82% due 02/20/2009	297,000	295,886
WFS Financial Owner Trust,
Series 2003-1, Class A4
2.74% due 09/20/2010	48,498	47,951
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/2011	76,192	74,823
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	110,000	108,521

TOTAL ASSET BACKED SECURITIES
(Cost $20,054,281)		$19,943,459

SHORT TERM INVESTMENTS - 4.72%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 06/26/2007	$2,686,000	$2,543,709
State Street Navigator Securities Lending
Prime Portfolio (c)	6,064,521	6,064,521

TOTAL SHORT TERM INVESTMENTS
(Cost $8,608,230)		$8,608,230

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 6.56%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$11,981,943 on 07/03/2006,
collateralized by $12,220,000
Federal Home Loan Mortgage
Corp., 5.375% due 05/22/2008
(valued at $12,220,000, including
interest) (c)***	$11,978,000	$11,978,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,978,000)		$11,978,000

Total Investments (Core Bond Trust)
(Cost $218,574,353) - 118.06%		$215,544,270
Liabilities in Excess of Other Assets - (18.06)%		(32,968,943)

TOTAL NET ASSETS - 100.00%		$182,575,327

Global Bond Trust
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.27%
United States - 0.27%
DG Funding Trust *	236	$2,485,375

TOTAL PREFERRED STOCKS (Cost $2,501,600)		$2,485,375

U.S. TREASURY OBLIGATIONS - 9.46%
Treasury Inflation Protected
Securities (d) - 1.47%
1.625% due 01/15/2015 (a)***	$2,109,360	1,966,402
1.875% due 07/15/2015 (a)***	724,752	687,693
2.00% due 07/15/2014 to
01/15/2026 (a)***	11,275,276	10,622,213

		13,276,308
U.S. Treasury Bonds - 6.51%
5.25% due 02/15/2029 (a)***	875,000	871,172
6.375% due 08/15/2027 (a)***	1,650,000	1,872,879
8.125% due 08/15/2019 (a)***	14,100,000	17,850,826
8.75% due 05/15/2017 (a)***	2,400,000	3,096,561
8.875% due 08/15/2017 to
02/15/2019 (a)***	26,525,000	35,223,053

		58,914,491
U.S. Treasury Notes - 0.61%
3.25% due 08/15/2007 (a)***	4,030,000	3,942,944
3.50% due 02/15/2010 (a)***	1,100,000	1,041,820
3.875% due 05/15/2010 to
09/15/2010 (a)***	1,730,000	1,655,513
4.50% due 02/15/2016	2,200,000	2,093,093
4.875% due 05/31/2011	(1,700,000)	(1,682,735)
5.125% due 05/15/2016	(1,500,000)	(1,498,242)

		5,552,393
U.S. Treasury Strips - 0.87%
zero coupon due 02/15/2019 (a)	10,500,000	5,407,091

The accompanying notes are an integral part of the financial statements.

59

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Strips (continued)
zero coupon due 05/15/2017 (a)***		$4,300,000	$2,445,904

			7,852,995

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $90,447,884)			$85,596,187

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.81%
Federal National Mortgage
Association - 3.07%
2.125% due 10/09/2007 ***	JPY	100,000,000	890,100
4.192% due 11/01/2034 (b)***		$6,211,774	6,093,962
5.00% due 12/01/2034 to 09/01/2035 ***		1,665,451	1,616,487
5.00% TBA **		2,000,000	1,869,376
5.50% due 04/01/2024 to 08/01/2035 ***		46,282,373	44,496,237
5.50% TBA **		(29,400,000)	(28,233,173)
6.00% due 05/15/2008 (a)***		900,000	908,167
6.00% due 03/01/2033 ***		107,965	106,839

			27,747,995
Government National Mortgage
Association - 0.36%
4.375% due 04/20/2030 to
06/20/2030 (b)***		237,606	238,343
5.125% due 11/20/2023 to
10/20/2026 (b)***		171,962	172,772
5.25% due 01/20/2030 (b)***		93,144	92,921
5.375% due 02/20/2024 to
03/20/2028 (b)***		89,708	89,952
6.00% due 08/20/2034 ***		2,776,050	2,705,600

			3,299,588
Small Business Administration - 0.20%
4.12% due 03/01/2014 ***		1,513,028	1,366,790
6.64% due 02/01/2011 ***		193,392	198,212
7.22% due 11/01/2020 ***		242,724	254,837

			1,819,839
Tennesse Valley Authority - 0.18%
4.875% due 12/15/2016 ***		1,600,000	1,594,994

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,082,962)			$34,462,416

FOREIGN GOVERNMENT OBLIGATIONS - 40.03%
Australia - 0.02%
Commonwealth of Australia
5.75% due 06/15/2011 ***	AUD	250,000	185,318
Austria - 0.61%
Republic of Austria
5.25% due 01/04/2011 ***	EUR	2,900,000	3,920,079
5.50% due 01/15/2010 ***		1,200,000	1,618,721

			5,538,800
Canada - 0.04%
Province of British Columbia, Canada
6.35% due 06/18/2031 ***	CAD	125,000	132,935

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Canada (continued)
Government of Canada, Series WB60 (continued)
7.25% due 06/01/2007 ***	CAD	250,000	$229,690

			362,625
Finland - 0.31%
Republic of Finland
5.75% due 02/23/2011 ***	EUR	2,030,000	2,803,072
France - 5.84%
Government of France
3.00% due 07/12/2008 ***		3,000,000	3,789,731
3.40% due 07/25/2029 ***		337,182	543,066
4.00% due 04/25/2055 ***		200,000	238,779
4.00% due 04/25/2014 ***		400,000	511,045
4.00% due 10/25/2014 ***		4,500,000	5,740,254
4.00% due 04/25/2009 ***		40,000	51,556
4.50% due 07/12/2006 ***		5,200,000	6,646,492
4.75% due 04/25/2035 ***		500,000	680,344
5.00% due 10/25/2011 ***		4,550,000	6,124,009
5.25% due 04/25/2008 ***		5,830,000	7,665,656
5.50% due 04/25/2010 ***		5,190,000	7,034,246
5.75% due 10/25/2032 ***		8,900,000	13,849,826

			52,875,004
Germany - 18.79%
Federal Republic of Germany
3.50% due 10/09/2009 ***		1,800,000	2,283,835
3.75% due 07/04/2013 ***		4,200,000	5,299,054
4.25% due 01/04/2014 ***		10,300,000	13,372,374
4.25% due 07/04/2014 ***		23,200,000	30,144,044
4.50% due 07/04/2009 ***		10,190,000	13,314,969
4.50% due 01/04/2013 ***		1,040,000	1,369,826
4.75% due 07/04/2034 ***		1,600,000	2,182,346
5.00% due 01/04/2012 ***		6,600,000	8,887,301
5.00% due 07/04/2012		2,600,000	3,509,022
5.25% due 01/04/2011 ***		15,975,000	21,581,450
5.25% due 01/04/2008 ***		125,000	163,661
5.25% due 07/04/2010		4,000,000	5,381,372
5.375% due 01/04/2010 ***		1,500,000	2,016,324
5.50% due 01/04/2031 ***		1,200,000	1,798,097
5.625% due 01/04/2028 ***		13,600,000	20,495,045
6.00% due 07/04/2007 ***		720,000	943,282
6.25% due 01/04/2024 ***		5,900,000	9,372,038
6.25% due 01/04/2030 ***		8,975,000	14,662,139
6.50% due 07/04/2027 ***		8,000,000	13,275,397

			170,051,576
Greece - 0.04%
Hellenic Republic (Greece)
8.80% due 06/19/2007 ***		293,470	393,715
Italy - 0.11%
Republic of Italy
4.25% due 11/01/2009		140,000	181,488
5.50% due 11/01/2010		560,000	760,781

			942,269

The accompanying notes are an integral part of the financial statements.

60

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan - 9.97%
Government of Japan
0.50% due 06/20/2013 ***	JPY	130,000,000	$1,046,144
0.70% due 09/20/2008 ***		1,130,000,000	9,832,653
0.90% due 12/22/2008 ***		365,000,000	3,187,672
1.00% due 06/10/2016 ***		1,271,270,000	11,013,713
1.10% due 03/21/2011 ***		360,000,000	3,105,042
1.50% due 09/20/2014 ***		660,000,000	5,630,909
1.50% due 03/20/2014 ***		630,000,000	5,398,429
1.60% due 06/20/2014 ***		70,000,000	602,501
1.60% due 09/20/2014 ***		1,680,000,000	14,433,622
1.60% due 09/20/2013 ***		400,000,000	3,468,271
1.80% due 03/22/2010 ***		180,000,000	1,607,594
2.30% due 06/20/2035 ***		1,960,000,000	16,355,705
2.30% due 05/20/2030 ***		165,000,000	1,408,416
2.40% due 03/20/2034 ***		450,000,000	3,855,946
2.50% due 09/20/2035 ***		1,060,000,000	9,230,281

			90,176,898
Netherlands - 0.38%
Kingdom of Netherlands
5.00% due 07/15/2011 ***	EUR	100,000	134,370
5.50% due 01/15/2028 ***		2,190,000	3,256,547

			3,390,917
New Zealand - 0.03%
Government of New Zealand Bond, Series 1106
8.00% due 11/15/2006 ***	NZD	500,000	305,820
Spain - 1.03%
Kingdom of Spain
3.10% due 09/20/2006 ***	EUR	120,000,000	1,054,141
4.20% due 07/30/2013 ***		100,000	129,534
4.75% due 07/30/2014 ***		600,000	807,184
5.15% due 07/30/2009 ***		2,910,000	3,870,154
6.15% due 01/31/2013 ***		2,420,000	3,480,804

			9,341,817
Sweden - 0.46%
Kingdom of Sweden
5.00% due 01/28/2009 ***	SEK	14,200,000	2,039,228
5.25% due 03/15/2011 (a)***		14,350,000	2,110,095

			4,149,323
United Kingdom - 2.40%
Government of United Kingdom
4.00% due 03/07/2009 ***	GBP	270,000	489,116
4.25% due 06/07/2032 ***		500,000	904,501
5.00% due 03/07/2012		1,900,000	3,554,074
5.00% due 03/07/2008 ***		3,700,000	6,867,737
5.75% due 12/07/2009 ***		25,000	47,573
6.00% due 12/07/2028 ***		335,000	752,180
7.25% due 12/07/2007 ***		1,210,000	2,313,045
8.00% due 12/07/2015 ***		500,000	1,152,479

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
United Kingdom (continued)
Government of United Kingdom (continued)
8.00% due 09/27/2013 ***	GBP	2,540,000	$5,624,345

			21,705,050

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $355,896,075)			$362,222,204

CORPORATE BONDS - 11.32%
Cayman Islands - 1.39%
ASIF II Jersey, Ltd.
4.54% due 06/15/2007 (b)***	CAD	3,200,000	2,869,054
Mizuho Finance, Ltd.
1.525% due 12/31/2049 ***	JPY	200,000,000	1,747,957
MUFG Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)***		$2,900,000	2,797,311
MUFG Capital Finance 2
4.85% due 12/31/2049 (b)***	EUR	2,900,000	3,519,908
Pylon, Ltd., Class B Catastrophe Bond
6.016% due 12/29/2008 (b)		600,000	775,834
Vita Capital, Ltd., 2003-1
6.34% due 01/01/2007 (b)		$900,000	901,881

			12,611,945

Denmark - 0.01%
Nykredit
6.00% due 10/01/2029 ***	DKK	336,634	59,950
Unikredit Realred
6.00% due 07/01/2029 ***		44,539	7,938

			67,888

France - 0.26%
Axa, SA
3.75% due 01/01/2017 ***	EUR	231,700	666,916
BNP Paribas, Series EMTN
5.25% due 01/23/2014 (b)***		125,000	164,640
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***		250,000	334,206
7.50 due 03/14/2011 ***	GBP	405,000	811,114
GIE PSA Tresorerie
5.875% due 09/27/2011 ***	EUR	250,000	341,727

			2,318,603

Germany - 0.11%
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011 ***		250,000	334,557
Landesbank Baden Wurttemberg
5.50% due 04/02/2007 ***		200,000	259,441
Lbank Rheinland Pfalz Giro
4.75% due 04/04/2008 ***		330,000	429,731

			1,023,729

Ireland - 0.15%
Bank of Ireland
6.45% due 02/10/2010 ***		1,000,000	1,376,160
Italy - 0.12%
Edison SpA, EMTN
5.125% due 12/10/2010 ***		210,000	277,439

The accompanying notes are an integral part of the financial statements.

61

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Italy (continued)
Telecom Italia SpA, Series EMTN
6.25% due 02/01/2012 ***	EUR	580,000	$792,328

			1,069,767

Japan - 0.59%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
3.50% due 12/16/2015 (b)***		900,000	1,109,003
Mizuho Finance, Ltd.
1.668% due 04/27/2049 ***	JPY	100,000,000	892,121
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***		$2,700,000	2,512,010
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)***	EUR	250,000	320,459
5.625% due 07/29/2049 (b)***		$500,000	466,308

			5,299,901

Jersey Channel Islands - 0.06%
HSBC Capital Funding LP, Series REGS
8.03% due 12/29/2049 (b)***	EUR	350,000	526,187
Luxembourg - 0.02%
Telecom Italia Finance SA, Series EMTN
7.25 due 04/20/2011 ***		125,000	177,635
Netherlands - 0.26%
Deutsche Telekom International Finance BV
7.50% due 05/29/2007 ***		125,000	165,139
8.125% due 05/29/2012 ***		180,000	270,677
E.ON International Finance BV, Series EMTN
5.75% due 05/29/2009 ***		590,000	789,610
Essent NV, Series EMTN
4.50% due 06/25/2013 ***		770,000	984,573
RWE Finance BV, Series EMTN
6.125% due 10/26/2012 ***		125,000	174,775

			2,384,774

Spain - 0.18%
Banesto Banco De Emisiones
2.197% due 10/04/2006 ***		1,300,000	1,661,183
Sweden - 0.18%
Spintab AB, Series 168
6.00% due 04/20/2009 ***	SEK	5,000,000	733,409
Swedbank ForeningsSparbanken
5.90% due 12/11/2011 (b)***		$900,000	901,591

			1,635,000

Tunisia - 0.19%
Banque Centrale de Tunisie
4.50% due 06/22/2020 ***	EUR	1,500,000	1,728,932
United Kingdom - 1.14%
Anglian Water Services Finance PLC, Series EMTN
4.625% due 10/07/2013 ***		250,000	321,316
ASIF III Jersey, Ltd.
2.914% due 07/17/2006 (b)***		600,000	766,650
AWG PLC
5.375% due 07/02/2009 ***		400,000	531,024
Cadbury Schweppes Investments PLC,
Series EMTN
4.25% due 06/30/2009 ***		675,000	864,676

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
HBOS PLC
5.92% due 09/29/2049 (a)(b)***		$2,800,000	$2,579,559
Imperial Tobacco Finance PLC, Series EMTN
6.375% due 09/27/2006 ***	EUR	410,000	527,421
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (b)***		1,020,000	1,356,104
NGG Finance PLC
5.25% due 08/23/2006 ***		410,000	525,233
6.125% due 08/23/2011 ***		250,000	344,268
Royal Bank of Scotland PLC, Series EMTN
4.875% due 03/26/2009 ***		125,000	163,672
Vodafone Group, PLC
5.56% due 06/29/2007 (b)***		$2,300,000	2,299,282

			10,279,205
United States - 6.66%
Atlantic & Western Re, Ltd., Series A
10.99% due 01/09/2007 (b)		2,000,000	1,966,840
Bank of America Corp., MTN
3.625% due 03/03/2008 ***	EUR	250,000	319,156
Boston Scientific Corp.
6.00% due 06/15/2011 ***		$1,700,000	1,677,087
6.40% due 06/15/2016 ***		1,600,000	1,558,654
Charter One Bank NA, Series BKNT
5.1575% due 04/24/2009 (b)***		7,000,000	6,998,390
ConocoPhillips Australia Funding Company
5.6072% due 04/09/2009 (b)***		4,200,000	4,203,809
DaimlerChrysler N.A. Holding Corp.
5.78% due 09/10/2007 (b)***		3,800,000	3,811,100
DaimlerChrysler NA Holding Corp.
5.4863% due 03/07/2007 (b)***		2,400,000	2,400,418
Dominion Resources, Inc.
4.125% due 02/15/2008 ***		250,000	243,708
Echostar DBS Corp.
5.75% due 10/01/2008 ***		200,000	195,500
El Paso Corp.
7.625% due 08/16/2007 (a)***		100,000	101,000
Ford Motor Credit Company
6.3744% due 03/21/2007 (b)***		1,400,000	1,394,991
Ford Motor Credit Company, Series EMTN
4.875% due 05/17/2007 ***	EUR	230,000	291,978
General Electric Capital Corp.
6.625% due 02/04/2010 ***	NZD	250,000	150,901
General Electric Capital Corp., MTN
5.34% due 12/12/2008 (b)***		$1,300,000	1,300,282
HSBC Finance Corp, Series MTN
5.419% due 06/19/2009 (b)***		3,800,000	3,799,837
J. P. Morgan & Company, Inc., MTN Series A
5.341% due 02/15/2012 (b)***		360,000	375,908
KFW International Finance, Inc.
1.75% due 03/23/2010 ***	JPY	185,000,000	1,645,924
5.75% due 01/15/2008 ***		$5,500,000	5,518,167
Koch Forest Products, Inc.
6.88% due 12/20/2012 (b)*** (f)		1,995,000	1,995,467
MGM Mirage Resorts, Inc.
6.75% due 08/01/2007 (a)***		600,000	602,250

The accompanying notes are an integral part of the financial statements.

62

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Mizuho JGB Investment LLC
9.87% due 12/31/2049 (b)***		$560,000	$599,614
Mizuho JGB Investment LLC, Series REGS
9.87% due 12/31/2049 (b)***		400,000	430,340
Mizuho Preferred Capital Company, LLC
8.79% due 12/29/2049 (b)***		100,000	105,084
News America Holdings, Inc.
6.75% due 01/09/2038 ***		125,000	126,845
PLD International Finance LLC
4.375% due 04/13/2011 ***	EUR	350,000	444,363
Reynolds American, Inc.
5.00% due 05/11/2012 (f)		$2,000,000	2,009,376
SB Treasury Company LLC
zero coupon, Step up to 10.925% on
06/30/2008 due 12/29/2049 (b)***		1,300,000	1,380,900
SB Treasury Company LLC, Series REGS
9.40% due 12/29/2049 (b)***		1,100,000	1,169,260
SLM Corp., Series A
5.00% due 04/15/2015 ***		375,000	346,734
Sprint Capital Corp.
6.375% due 05/01/2009 (a)***		50,000	50,783
Tokai Preferred Capital Company LLC, Series REGS
9.98% due 12/29/2049 (a)(b)***		1,100,000	1,178,517
Toyota Motor Credit Corp., Series MTNB
5.14% due 10/12/2007 (b)***		2,500,000	2,499,913
Unicredito Italiano New York, Series YCD
2.307% due 12/13/2007 (b)***		2,200,000	2,196,876
5.226% due 12/03/2007 (b)***		2,200,000	2,196,290
US Bancorp
5.3706% due 04/28/2009 (b)***		2,500,000	2,499,797
Wal-Mart Stores, Inc.
5.25% due 09/28/2035 ***	GBP	250,000	477,933
Wells Fargo Company
3.50% due 04/04/2008 (a)***		$250,000	241,100
Xerox Credit Corporation
2.00% due 06/06/2007 ***	JPY	200,000,000	1,752,325

			60,257,417

TOTAL CORPORATE BONDS (Cost $100,010,345)			$102,418,326

MUNICIPAL BONDS - 0.54%
California - 0.15%
Golden State Tobacco Securitization Corp.,
California, Series 2003-A-1
6.25% due 06/01/2033 ***		$1,000,000	1,080,800
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027 ***		200,000	204,212
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036 ***		45,000	45,817

			1,330,829

Illinois - 0.03%
City of Chicago, Series 1286
4.75% due 01/01/2030 ***		230,000	220,381

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Iowa - 0.07%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***		$595,000	$584,516
Kentucky - 0.01%
Louisville & Jefferson Kentucky Sewer, Series A
5.00% due 05/15/2036 ***		100,000	101,946
Michigan - 0.01%
Michigan State Building Authority Revenue, Series 1
5.25% due 10/15/2013 ***		100,000	106,841
New York - 0.21%
Liberty New York Development
Corp., Revenue Bond
5.25% due 10/01/2035 ***		690,000	733,967
New York City Municipal Water Finance Authority
4.75% due 06/15/2038 ***		200,000	184,582
New York, New York City Transitional
Financial Authority
5.00% due 02/01/2028 ***		285,000	291,122
Tobacco Settlement Financing Corp.
5.25% due 06/01/2013 ***		700,000	716,261

			1,925,932

Texas - 0.02%
Harris County Texas
5.00% due 08/01/2033 ***		200,000	201,052
Virginia - 0.04%
Tobacco Settlement Financing Corp.
4.00% due 06/01/2013 ***		85,000	84,536
5.625% due 06/01/2037 ***		300,000	308,778

			393,314

TOTAL MUNICIPAL BONDS (Cost $4,795,484)			$4,864,811

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.88%
Australia - 0.01%
Homeside Mortgage Securities,
Series 2001-1, Class A
5.27% due 01/20/2027 (b)***		47,174	46,725
Torrens Trust, Series 2000-1GA, Class A
5.4588% due 07/15/2031 (b)***		68,987	68,935

			115,660

Cayman Islands - 0.01%
SHL Corp., Ltd., Series 1999-1A, Class A2
0.81% due 12/25/2024 (b)***	JPY	4,825,060	41,684
Ireland - 0.16%
Emerald Mortgages PLC, Series 2, Class A
3.134% due 04/15/2028 (b)***	EUR	407,150	521,812
Lusitano Motgages PLC, Series 1, Class A
3.239% due 12/15/2035 (b)***		615,552	792,326
Paris Residential Funding PLC, Series 1X, Class A
2.51% due 07/25/2011 (b)***		99,950	127,888

			1,442,026

The accompanying notes are an integral part of the financial statements.

63

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Italy - 0.87%
Seashell Securities PLC, Series 2001-II, Class A
3.079% due 07/25/2028 (b)***	EUR	748,166	$959,342
Siena Mortgages, Series 2003-4, Class A2
3.191% due 12/16/2038 (b)***		5,394,606	6,916,939

			7,876,281

Netherlands - 0.61%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)***		500,000	710,900
Atomium Mortgage Finance BV,
Series 2003-I , Class A
2.314% due 07/01/2034 (b)***		235,715	301,510
Delphinus BV, Series 2001-II, Class A1
3.194% due 11/28/2031 (b)***		500,000	642,120
Delphinus BV, Series 2002-I, Class A1
3.029% due 04/25/2092 (b)***		345,492	443,297
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)***		500,000	642,439
Dutch MBS BV, Series X, Class B
3.094% due 10/02/2079 (b)***		1,000,000	1,283,601
Dutch MBS BV, Series XI, Class A1
3.072% due 11/02/2035 (b)***		392,640	502,353
Dutch Mortgage Portfolio Loans, B.V.,
Series III, Class A
3.143% due 11/20/2035 (b)***		341,744	438,732
Holland Euro-Denominated Mortgage
Backed Series, Series 2, Class A
3.034% due 04/18/2012 (b)***		423,645	542,384

			5,507,336

United Kingdom - 1.22%
Bauhaus Securities Ltd., Series 1, Class A2
3.144% due 10/30/2052 (b)***		795,660	1,019,276
Dolerite Funding PLC, Series 1, Class A
5.4694% due 08/20/2032 (b)***		$119,278	119,278
Haus, Ltd., Series 2000-1A, Class A2
2.403% due 12/10/2037 (b)***	EUR	954,840	1,226,244
Holmes Financing PLC, Series 6, Class 3A
3.004% due 10/15/2009 (b)***		800,000	1,023,511
Holmes Financing, Series 1, Class 3A2
3.024% due 07/15/2010 (b)***	GBP	1,400,000	1,792,249
Permanent Financing PLC,
Series 2004-4, Class 5A2
4.89% due 06/10/2042 (b)***		3,000,000	5,559,728
SRM Investment, Ltd., Series 3, Class A
3.125% due 08/26/2034 (b)***	EUR	256,599	328,621

			11,068,907

United States - 4.00%
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)***		$311,120	302,462
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034 ***		679,308	661,963

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Countrywide Home Loans,
Series 2004-12, Class 14A2
5.6025% due 08/25/2034 (b)***	$129,624	$129,743
Countrywide Home Loans,
Series 2004-25, Class 1A1
5.6525% due 02/25/2035 (b)***	217,719	218,543
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.6625% due 02/25/2035 (b)***	312,284	313,637
Countrywide Mortgage Backed Securities, Inc.,
Series 2004-7, Class 5A2
5.5925% due 05/25/2034 (b)***	549,164	548,167
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
5.6425% due 03/25/2035 (b)***	495,635	496,132
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR13, Class 3A
5.6912% due 05/25/2032 (b)***	23,075	22,994
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-P2, Class A
5.6525% due 03/25/2032 (b)***	50,355	50,390
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-P3A, Class A1
5.8725% due 08/25/2033 (b)***	121,122	121,384
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-8, Class 5A1
6.50% due 04/25/2033 ***	152,698	152,541
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-CN2A, Class A1S
5.4188% due 11/15/2019 (b)***	271,326	271,365
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
5.4225% due 06/25/2036 (b)***	1,603,345	1,604,316
FBR Securitization Trust,
Series 2005-4, Class AV21
5.4425% due 10/25/2035 (b)***	328,694	328,716
Federal Home Loan Mortgage Corp.
5.50% due 07/15/2031 ***	3,710	3,704
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-62,
Class 1A1
5.211% due 10/25/2044 (b)***	7,417,755	7,464,314
Federal Home Loan Mortgage Corp.,
Series 2003-2581, Class QG
5.00% due 12/15/2031 ***	2,500,000	2,317,715
Federal Home Loan Mortgage Corp.,
Series 2005-2922, Class EH
4.50% due 07/15/2023 ***	4,987,464	4,718,360
Federal Home Loan Mortgage Corp.,
Series 2005-3037, Class BC
4.50% due 02/15/2020 ***	7,521,926	7,204,221
Federal Home Loan Mortgage Corp.,
Series 2752, Class FM
5.5488% due 12/15/2030 (b)***	537,960	539,022
Federal National Mortgage Association
5.7225% due 09/25/2032 (b)***	70,426	70,723

The accompanying notes are an integral part of the financial statements.

64

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Federal National Mortgage Association,
Series 2003-26, Class AT
5.00% due 11/25/2032 ***	$3,100,000	$2,820,745
Federal National Mortgage Association,
Series 2004-W2, Class 5AF
5.6725% due 03/25/2044 (b)***	316,723	316,932
First Alliance Mortgage Loan,
Series 1997-4, Class A3
5.4969% due 12/20/2027 (b)***	57,133	57,142
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
5.5488% due 11/15/2031 (b)***	231,818	233,098
GMAC Mortgage Corp Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034 ***	458,870	451,390
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.0225% due 01/25/2032 (b)***	293,233	296,079
GS Mortgage Securities Corp.,
Series 2004-SEA1, Class A1A
5.5125% due 10/25/2033 (b)***	49,330	49,335
Master Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A2
3.7859% due 11/21/2034 (b)***	157,434	156,728
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.6388% due 12/15/2030 (b)***	217,667	218,371
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 1999-A, Class A
5.5788% due 03/15/2025 (b)***	160,254	160,975
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
5.6169% due 07/20/2033 (b)***	749,838	753,012
Sequoia Mortgage Trust, Series 5, Class A
5.6019% due 10/19/2026 (b)***	178,839	179,226
Sequoia Mortgage Trust, Series 8, Class 2A
5.5669% due 08/20/2032 (b)***	354,435	354,625
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.009% due 02/27/2034 (b)***	212,865	210,039
Washington Mutual Mortgage Securities Corp.,
Series 2002-S5, Class 1A1
5.1208% due 10/25/2032 (b)***	65,839	65,313
Washington Mutual Mortgage Securities Corp.,
Series 2003-R1, Class A1
5.5925% due 12/25/2027 (b)***	568,865	568,582
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.6325% due 01/25/2045 (b)***	294,779	296,183
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.5525% due 04/25/2045 (b)***	583,281	585,244

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Washington Mutual, Inc.,
Series 2005-AR15, Class A1A1
5.5825% due 11/25/2045 (b)***	$845,005	$847,233

		36,160,664

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $60,418,072)		$62,212,558

ASSET BACKED SECURITIES - 0.94%
United States - 0.94%
AAA Trust, Series 2005-2, Class A1
5.4225% due 11/26/2035 (b)***	171,475	171,618
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
5.6125% due 07/25/2032 (b)***	6,344	6,338
Amresco Residential Securities,
Series 1999-1, Class A
6.2625% due 06/25/2029 (b)***	75,320	75,348
Argent Securities Inc, Series 2005-W4, Class A1A1
5.4425% due 02/25/2036 (b)***	4,024,172	4,024,697
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-SD1, Class A1
5.4925% due 12/25/2042 (b)***	184,382	184,397
Carrington Mortgage Loan Trust,
Series 2005-NC3, Class A1A
5.4025% due 06/25/2035 (b)***	145,504	145,504
Citigroup Mortgage Loan
Trust, Inc., Series 2005-OPT3, Class A1A
3.43% due 07/25/2035 ***	195,400	195,407
Countrywide Asset-Backed Certificates,
Series 2005-4, Class 3AV1
5.4025% due 10/25/2035 (b)***	96,907	96,905
FBR Securitization Trust,
Series 2005-5, Class AV21
5.4425% due 11/25/2035 (b)***	551,056	551,132
First NLC Trust, Series 2005-4, Class A1
5.4425% due 02/25/2036 (b)***	699,728	699,947
Home Equity Asset Trust, Series 2002-1, Class A4
5.6225% due 11/25/2032 (b)***	1,283	1,283
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.4225% due 03/25/2036 (b)***	380,167	380,226
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
5.6025% due 06/25/2032 (b)***	40,576	40,598
Residential Asset Mortgage Products, Inc.,
Series 2003-RS8, Class AIIB
5.6625% due 09/25/2033 (b)***	6,693	6,693
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AII1
5.4825% due 09/25/2013 (b)***	52,994	52,989
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
5.5725% due 07/25/2032 (b)***	175,794	175,831

The accompanying notes are an integral part of the financial statements.

65

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A1
5.4225% due 11/25/2035 (b)***		$356,038	$356,149
Residential Asset Securities Corp.,
Series 2005-KS12, Class A1
5.4125% due 01/25/2036 (b)***		197,570	197,615
Residential Asset Securities Mortgage,
Series 2002-KS2, Class AIIB
5.5925% due 04/25/2032 (b)***		116,065	116,082
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A1
4.113% due 12/25/2035 ***		359,296	359,352
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
5.5419% due 07/19/2034 (b)***		658,271	658,651

			8,496,762

TOTAL ASSET BACKED SECURITIES
(Cost $8,497,348)			$8,496,762

SUPRANATIONAL OBLIGATIONS - 0.29%
Japan - 0.10%
Inter-American Development Bank
1.90% due 07/08/2009 ***	JPY	100,000,000	894,156
United States - 0.19%
European Investment Bank
5.3088% due 04/15/2008 (b)***		$1,742,175	1,742,037

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,574,205)			$2,636,193

OPTIONS - 0.31%
United States - 0.31%
Chicago Board of Trade
Expiration 08/25/2006 at $108.00 *		184,000	109,250
Chicago Board of Trade American Purchase Put
on U.S. Treasury Bond Futures
Expiration 08/25/2006 at $103.00 *		184,000	34,500
Chicago Board of Trade American Purchased Put
on U.S.Treasury Notes 10 Yrs. Futures
Expiration 08/25/2006 at $100.00 *		646,000	10,094
Chicago Board of Trade American Purchased Put
on U.S.Treasury Notes 5 Yrs. Futures
Expiration 08/25/2006 at $100.50 *		968,000	15,125
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 09/17/2007 at $90.50 *		532,500	1,331
Expiration 03/19/2007 at $92.25 *		1,297,500	3,244
Expiration 09/18/2006 at $93.00 *		937,500	2,344
Over The Counter European Style Call
Expiration 10/04/2006 at $4.50 *		11,600,000	0
Expiration 10/04/2006 at $4.50 *		20,900,000	0
Expiration 10/18/2006 at $4.50 *		79,100,000	0
Expiration 08/08/2006 at $4.75 *		67,500,000	0
Expiration 12/22/2006 at $4.80 *		25,500,000	2,984
Expiration 03/08/2007 at $5.00 *		44,000,000	35,244

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
United States (continued)
Over The Counter European Style Call (continued)
Expiration 03/08/2007 at $5.00 *	102,000,000	$81,702
Expiration 03/08/2007 at $5.00 *	12,000,000	9,612
Expiration 05/17/2007 at $5.00 *	16,300,000	67,954
Expiration 05/11/2007 at $5.00 *	22,000,000	90,374
Expiration 04/19/2007 at $5.08 *	20,700,000	28,773
Expiration 05/08/2007 at $5.15 *	103,600,000	193,110
Expiration 05/09/2007 at $5.19 *	904,600,000	1,514,300
Expiration 06/30/2007 at $5.50 *	134,100,000	643,680

		2,843,621

TOTAL OPTIONS (Cost $4,996,940)		$2,843,621

SHORT TERM INVESTMENTS - 35.91%
Barclays U.S. Funding LLC
4.89% due 07/05/2006 ***	$23,500,000	$23,487,232
4.955% due 07/18/2006	2,500,000	2,494,150
5.055% due 07/18/2006	1,200,000	1,197,136
BNP Paribas Finance, Inc.
4.93% due 07/13/2006 ***	9,300,000	9,284,717
5.27% due 07/03/2006 ***	5,700,000	5,698,331
Danske Corp.
4.955% due 07/20/2006 ***	600,000	598,431
5.08% due 08/24/2006 ***	6,600,000	6,549,708
5.28% due 07/17/2006 ***	19,500,000	19,454,240
Dexia Delaware LLC
5.275% due 07/05/2006 to 07/06/2006 ***	26,700,000	26,680,790
Federal National Mortgage Association
zero coupon due 08/21/2006 (a)***	100,000	99,297
Rabobank USA Finance Corp.
5.25% due 07/03/2006 ***	24,500,000	24,492,854
Societe Generale North America, Inc.
4.94% due 07/11/2006 ***	2,800,000	2,796,158
4.99% due 08/22/2006 ***	23,000,000	22,834,221
5.245% due 08/08/2006 ***	1,300,000	1,292,803
State Street Navigator Securities Lending
Prime Portfolio (c)	94,788,421	94,788,421
Time Warner, Inc.
5.24% due 09/19/2006	2,200,000	2,174,382
Total SA
5.27% due 07/03/2006 ***	24,500,000	24,492,827
UBS Finance (Delaware) LLC
4.79% due 07/07/2006 ***	2,600,000	2,597,924
4.93% due 07/10/2006 ***	500,000	499,384
5.05% due 07/05/2006 ***	2,000,000	1,998,878
5.095% due 09/22/2006 ***	22,200,000	21,939,221
United States Treasury Bills
zero coupon due 09/14/2006 ***	2,000,000	1,980,115
zero coupon due 08/31/2006 to
09/14/2006 *** ****	3,715,000	3,682,325
Westpac Banking Corp.
4.92% due 07/06/2006 ***	2,300,000	2,298,428
4.98% due 07/24/2006 ***	21,600,000	21,531,276

TOTAL SHORT TERM INVESTMENTS
(Cost $324,943,249)		$324,943,249

The accompanying notes are an integral part of the financial statements.

66

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.45%
Lehman Brothers Tri-Party
Repurchase Agreement dated
06/30/2006 at 4.60% to be
repurchased at $8,003,067 on
07/03/2006, collateralized by
$8,245,000 U.S. Treasury Notes,
3.25% due 08/15/2007 (valued at
$8,171,013, including interest) ***	$8,000,000	$8,000,000
Repurchase Agreement with State Street
Corp. dated 06/30/2006 at 3.95% to be
repurchased at $5,110,682 on 07/03/2006,
collateralized by $5,345,000 Federal Home
Loan Mortgage Corp., 5.50% due
11/16/2015 (valued at $5,211,375,
including interest) (c)***	5,109,000	5,109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,109,000)		$13,109,000

Total Investments (Global Bond Trust)
(Cost $1,005,273,164) - 111.21%	$ 1,006,290,702
Liabilities in Excess of Other Assets - (11.21)%		(101,430,165)

TOTAL NET ASSETS - 100.00%		$904,860,537

High Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 11.64%
Air Travel - 0.91%
AMR Corp. * (a)	99,400	$2,526,748
Broadcasting - 1.45%
XM Satellite Radio Holdings, Inc., Class A * (a)	273,500	4,006,775
Cable and Television - 2.96%
Comcast Corp.-Special Class A *	249,350	8,173,693
Cellular Communications - 0.28%
Dobson Communications Corp., Class A *	100,350	775,706
Mining - 2.01%
Freeport-McMoran Copper & Gold, Inc.,
Class B	100,000	5,541,000
Sanitary Services - 1.29%
Allied Waste Industries, Inc. *	312,950	3,555,112
Telecommunications Equipment &
Services - 1.11%
Chunghwa Telecom Company, Ltd., ADR	149,167	2,755,115
Embarq Corp. *	7,485	306,810

		3,061,925

Telephone - 1.63%
Sprint Corp.	225,050	4,498,749

TOTAL COMMON STOCKS (Cost $33,756,700)		$32,139,708

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.47%
Auto Parts - 0.47%
Delphi Trust I * (a)	84,000	$1,285,200

TOTAL PREFERRED STOCKS (Cost $864,360)		$1,285,200

CORPORATE BONDS - 81.12%
Advertising - 1.78%
Vertis, Inc.
9.75% due 04/01/2009	$3,365,000	3,423,888
10.875% due 06/15/2009 (a)	1,500,000	1,477,500

		4,901,388
Aerospace - 0.65%
Argo-Tech Corp.
9.25% due 06/01/2011	1,745,000	1,797,350
Air Travel - 11.04%
American Airlines Inc., Series 90-K
9.93% due 06/15/2010	512,000	476,160
AMR Corp.
4.25% due 09/23/2023 (a)	4,500,000	7,205,625
9.00% due 08/01/2012 (a)	2,250,000	2,221,875
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	4,235,625
Northwest Airlines Corp.
6.625% due 05/15/2023 (a)	12,350,000	5,665,563
7.625% due 11/15/2023 (a)	3,600,000	1,728,000
10.00% due 02/01/2009 (a)	3,400,000	1,640,500
Northwest Airlines Inc.
7.626% due 04/01/2010	250,441	237,293
Northwest Airlines, Inc.
9.875% due 03/15/2007 (a)	400,000	202,000
United AirLines Inc., Series 00-2
7.762% due 10/01/2005	8,339,361	6,870,049

		30,482,690
Aluminum - 0.93%
IMCO Recycling, Inc.
10.375% due 10/15/2010	2,364,000	2,553,120
Broadcasting - 3.89%
CCH I Holdings LLC
11.75 due 05/15/2014	2,731,000	1,720,530
Liberty Media Corp.
7.75% due 07/15/2009	44,000	45,331
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	3,000,000	2,321,250
9.649% due 05/01/2013 (b)	4,575,000	4,197,562
9.75% due 05/01/2014 (a)	2,665,000	2,438,475

		10,723,148
Building Materials & Construction - 0.87%
Brand Services, Inc.
12.00% due 10/15/2012	1,892,000	2,137,960
Texas Industries, Inc.
7.25% due 07/15/2013	275,000	272,250

		2,410,210
Business Services - 1.35%
Allied Security Escrow Corp.
11.375% due 07/15/2011	1,356,000	1,315,320

The accompanying notes are an integral part of the financial statements.

67

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Buhrmann US, Inc.
7.875% due 03/01/2015	$1,833,000	$1,810,087
CB Richard Ellis Services, Inc.
9.75% due 05/15/2010	54,000	57,780
Iron Mountain, Inc.
7.75% due 01/15/2015	574,000	548,170

		3,731,357
Cable and Television - 5.09%
Adelphia Communications Corp., Series B
7.75% due 01/15/2009	3,000,000	1,635,000
Atlantic Broadband Finance LLC
9.375% due 01/15/2014	2,621,000	2,463,740
Century Communications
8.375% due 12/15/2007	1,000,000	1,005,000
Charter Communications Inc.
5.875% due 11/16/2009	4,600,000	3,409,750
DirecTV Holdings LLC
8.375% due 03/15/2013	2,213,000	2,318,117
Insight Communications, Inc.
12.25 due 02/15/2011	385,000	407,138
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	177,590
Young Broadcasting, Inc.
8.75% due 01/15/2014	183,000	152,805
10.00% due 03/01/2011 (a)	2,786,000	2,479,540

		14,048,680
Cellular Communications - 7.34%
American Cellular Corp.
10.00% due 08/01/2011	3,500,000	3,683,750
American Tower Corp.
7.25% due 12/01/2011	312,000	319,020
7.50% due 05/01/2012 (a)	2,516,000	2,541,160
Centennial Communications Corp.
10.75% due 12/15/2008	501,000	508,515
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	2,016,000	2,071,440
8.875% due 10/01/2013	4,750,000	4,666,875
Rural Cellular Corp.
9.75% due 01/15/2010 (a)	6,500,000	6,475,625

		20,266,385
Chemicals - 3.18%
Airgas, Inc.
9.125% due 10/01/2011	132,000	138,105
Ethyl Corp.
8.875% due 05/01/2010	2,383,000	2,412,787
FMC Corp.
7.75% due 07/01/2011	312,000	328,922
Huntsman LLC
11.625% due 10/15/2010	59,000	65,195
Innophos, Inc.
8.875% due 08/15/2014	1,521,000	1,498,185
Johnson Diversey, Inc., Series B
9.625% due 05/15/2012	139,000	138,305
Lubrizol Corp.
5.50% due 10/01/2014	59,000	55,671

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
PQ Corp.
7.50% due 02/15/2013	$4,087,000	$3,841,780
Rhodia SA
10.25% due 06/01/2010	227,000	242,323
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	41,686

		8,762,959

Containers & Glass - 3.08%
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	2,750,000	2,722,500
Pliant Corp.
11.625% due 06/15/2009	593,000	641,922
12.75% due 06/15/2010 (a)	1,070,000	497,550
13.00% due 06/01/2010	484,000	225,060
Stone Container Corp.
9.75% due 02/01/2011	2,998,000	3,080,445
Tekni Plex, Inc., Series B
12.75% due 06/15/2010 (a)	1,881,000	1,326,105

		8,493,582

Cosmetics & Toiletries - 0.41%
Jafra Cosmetics International, Inc.
10.75% due 05/15/2011	1,060,000	1,136,850
Drugs & Health Care - 0.57%
WH Holdings/WH Capital Corp.
9.50% due 04/01/2011	1,448,000	1,585,560
Electrical Utilities - 0.10%
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	249,000	270,663
Electronics - 0.40%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009 (a)	1,884,000	1,038,555
Thomas & Betts Corp.
6.39% due 02/10/2009	11,000	11,126
7.25% due 06/01/2013	48,000	50,092

		1,099,773

Energy - 0.52%
Exide Technologies
10.50% due 03/15/2013 (a)	1,600,000	1,440,000
Financial Services - 4.73%
BCP Crystal Holdings Corp.
9.625% due 06/15/2014	2,774,000	3,009,790
Metallurg Holdings, Inc.
10.50% due 10/01/2010	3,500,000	3,360,000
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013	1,100,000	891,000
Nexstar Finance, Inc.
7.00% due 01/15/2014	1,026,000	933,660
Ucar Finance, Inc.
10.25% due 02/15/2012	4,598,000	4,850,890

		13,045,340

The accompanying notes are an integral part of the financial statements.

68

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages - 3.06%
Ahold Lease USA, Inc., Series A-2
8.62% due 01/02/2025	$916,000	$909,130
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	3,700,000	3,117,250
Constellation Brands, Inc., Series B
8.125% due 01/15/2012 (a)	260,000	267,150
Del Monte Corp.
8.625% due 12/15/2012	367,000	378,010
Dole Food, Inc.
7.25% due 06/15/2010	1,111,000	994,345
Pinnacle Foods Holding Corp.
8.25% due 12/01/2013	2,841,000	2,791,282

		8,457,167

Gas & Pipeline Utilities - 0.95%
Atlas Pipeline Partners LP
8.125% due 12/15/2015	2,621,000	2,611,171
Healthcare Services - 1.42%
Ameripath, Inc.
10.50% due 04/01/2013	2,474,000	2,594,608
Psychiatric Solutions, Inc.
10.625% due 06/15/2013	1,210,000	1,318,900

		3,913,508

Holdings Companies/Conglomerates - 2.90%
UAL Corp.
5.00% due 02/01/2021 (a)	8,260,000	8,013,982
Homebuilders - 0.30%
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	19,837
KB Home
8.625% due 12/15/2008	128,000	132,640
Meritage Homes Corp.
7.00% due 05/01/2014	114,000	102,030
Ryland Group, Inc.
9.125% due 06/15/2011 (a)	136,000	142,120
Schuler Homes, Inc.
10.50% due 07/15/2011	92,000	96,830
Standard Pacific Corp.
6.50% due 10/01/2008 (a)	191,000	188,135
Toll Brothers, Inc.
8.25% due 02/01/2011	143,000	147,647

		829,239

Hotels & Restaurants - 3.04%
Buffets, Inc.
11.25% due 07/15/2010	2,108,000	2,179,145
CCM Merger, Inc.
8.00% due 08/01/2013	2,658,000	2,511,810
Majestic Star LLC
9.75% due 01/15/2011	2,750,000	2,756,875
Vicorp Restaurants, Inc.
10.50% due 04/15/2011	1,063,000	946,070

		8,393,900

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Household Appliances - 0.12%
Applica, Inc.
10.00% due 07/31/2008 (a)	$337,000	$318,886
Leisure Time - 7.00%
AMC Entertainment, Inc.
8.00% due 03/01/2014	66,000	60,472
9.50% due 02/01/2011 (a)	3,500,000	3,438,750
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	103,000	105,832
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	1,943,000	1,986,718
Chukchansi Economic Development Authority
8.00% due 11/15/2013	1,210,000	1,217,563
8.06% due 11/15/2012	1,466,000	1,495,320
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,809,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	2,150,000	2,123,125
MTR Gaming Group, Inc.
9.00% due 06/01/2012	750,000	753,750
Scientific Games Corp.
6.25% due 12/15/2012	73,000	68,255
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	6,500,000	6,248,125

		19,306,910

Manufacturing - 0.82%
Blount, Inc.
8.875% due 08/01/2012	1,191,000	1,185,045
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	1,210,000	1,064,800

		2,249,845

Medical-Hospitals - 1.91%
Alliance Imaging, Inc.
7.25% due 12/15/2012 (a)	1,500,000	1,335,000
HealthSouth Corp.
11.418% due 06/15/2014 (a)(b)	4,000,000	3,940,000

		5,275,000

Metal & Metal Products - 1.33%
FastenTech, Inc.
11.50% due 05/01/2011	99,000	100,733
Mueller Group, Inc.
10.00% due 05/01/2012	1,393,000	1,497,475
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	2,482,000	2,084,880

		3,683,088

Mining - 0.38%
Freeport-McMoran Copper & Gold, Inc.
10.125% due 02/01/2010	1,000,000	1,061,250
Paper - 4.10%
Abitibi-Consolidated, Inc.
7.50% due 04/01/2028	509,000	402,110
7.75% due 06/15/2011	1,485,000	1,362,487
Boise Cascade LLC
7.125% due 10/15/2014	4,212,000	3,727,620

The accompanying notes are an integral part of the financial statements.

69

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Bowater Canada Finance Corp.
7.95% due 11/15/2011	$257,000	$244,150
Bowater, Inc.
9.50% due 10/15/2012	770,000	768,075
Newark Group, Inc.
9.75% due 03/15/2014	1,393,000	1,288,525
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	1,853,545
Pope & Talbot, Inc.
8.375% due 06/01/2013	2,100,000	1,661,625

		11,308,137

Petroleum Services - 0.82%
Hanover Equipment Trust
8.75% due 09/01/2011	1,961,000	2,019,830
Premcor Refining Group, Inc.
9.50% due 02/01/2013	216,000	236,159

		2,255,989

Plastics - 1.06%
Berry Plastics Corp.
10.75% due 07/15/2012	2,694,000	2,916,255
Publishing - 0.92%
Block Communications, Inc.
8.25% due 12/15/2015	2,658,000	2,551,680
Real Estate - 0.29%
Omega Healthcare Investors, Inc., REITS
7.00% due 01/15/2016	825,000	785,813
Retail - 0.58%
Eye Care Centers of America
10.75% due 02/15/2015	1,448,000	1,596,420
Retail Grocery - 0.49%
CA FM Lease Trust
8.50% due 07/15/2017	1,282,521	1,362,294
Retail Trade - 1.00%
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	2,629,000	2,366,100
PETCO Animal Supplies, Inc.
10.75% due 11/01/2011	385,000	406,175

		2,772,275

Sanitary Services - 0.50%
Allied Waste North America, Inc.
4.25% due 04/15/2034 (a)	1,500,000	1,380,000
Steel - 0.06%
United States Steel LLC
10.75% due 08/01/2008	153,000	164,475
Telecommunications Equipment &
Services - 0.99%
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	2,750,000	2,739,688
Tobacco - 1.10%
Alliance One International, Inc.
11.00% due 05/15/2012	1,275,000	1,211,250

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Tobacco (continued)
North Atlantic Trading Company
9.25% due 03/01/2012	$2,265,000	$1,823,325

		3,034,575
Utility Service - 0.05%
Sensus Metering Systems, Inc.
8.625% due 12/15/2013	150,000	146,250

TOTAL CORPORATE BONDS (Cost $228,608,281)		$223,876,852

ASSET BACKED SECURITIES - 0.34%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	940,000	943,622

TOTAL ASSET BACKED SECURITIES
(Cost $942,671)		$943,622

OPTIONS - 0.03%
Put Options - 0.03%
Tesoro Corp.
Expiration 01/20/2007 at $50.00 *	101,500	91,350

TOTAL OPTIONS (Cost $194,369)		$91,350

SHORT TERM INVESTMENTS - 23.81%
Short Term - 0.64%
State Street Global Advisers Funds (c)	1,753,000	1,753,000

SHORT TERM INVESTMENTS - 23.81%
Federal Home Loan Bank Discount Notes
zero coupon due 07/03/2006	$10,400,000	$10,397,255
State Street Navigator Securities Lending
Prime Portfolio (c)	53,562,406	53,562,406

TOTAL SHORT TERM INVESTMENTS
(Cost $65,712,661)		$65,712,661

Total Investments (High Income Trust)
(Cost $330,079,042) - 117.41%		$324,049,393
Liabilities in Excess of Other Assets - (17.41)%		(48,053,455)

TOTAL NET ASSETS - 100.00%		$275,995,938

High Yield Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.03%
Electrical Utilities - 0.00%
PNM Resources, Inc.	210	$5,241
Household Products - 0.01%
Home Interiors *	8,156,737	81,567
Internet Content - 0.02%
Globix Corp. * (a)	68,906	342,463
Telecommunications Equipment &
Services - 0.00%
Viatel Holding, Ltd. *	11,667	117

The accompanying notes are an integral part of the financial statements.

70

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
XO Holdings, Inc. *		5,320	$23,408

			23,525

TOTAL COMMON STOCKS (Cost $8,462,961)			$452,796

PREFERRED STOCKS - 0.09%
Crude Petroleum & Natural Gas - 0.09%
Chesapeake Energy Corp.		5,324	1,373,698

Telecommunications Equipment &
Services - 0.00%
Maxcom Telecomunicaciones SA * (e)		170,850	1,709

TOTAL PREFERRED STOCKS (Cost $1,331,000)			$1,375,407

WARRANTS - 0.02%
Broadcasting - 0.00%
XM Satellite Radio, Inc.
(Expiration date 03/15/2010; strike
price $45.24) *		1,295	9,712
Government of Mexico - 0.02%
United Mexican States
(Expiration Date 10/10/2006; strike
price $25.00) *		24,500	100,450
(Expiration date 09/01/2006; strike
price $35.00) *		2,200	13,200
(Expiration date 11/09/2006; strike
price $22.50) *		31,000	77,500

			191,150

Telecommunications Equipment &
Services - 0.00%
Maxcom Telecomunicaciones SA
(Expiration date 04/01/2007; strike
price $0.01) * (e)		1,675	419
McLeodUSA, Inc.
(Expiration date 04/16/2007; strike
price $1.354) *		36,926	4
XO Holdings, Inc., Series A
(Expiration date 01/16/2010; strike
price $6.25) *		12,285	10,565
XO Holdings, Inc., Series B
(Expiration date 01/16/2010; strike
price $7.50) *		9,212	4,145
XO Holdings, Inc., Series C
(Expiration date 01/15/2010; strike
price $10.00) *		9,212	2,764

			17,897

TOTAL WARRANTS (Cost $275,126)			$218,759

FOREIGN GOVERNMENT OBLIGATIONS - 10.54%
Argentina - 0.57%
Republic of Argentina, Series GDP
zero coupon due 12/15/2035 (b)	EUR	671,000	71,596
2.00% due 01/03/2010 (b)	ARS	1,578,192	851,233
4.50% due 12/15/2035 (b)		$216,000	19,030

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Argentina (continued)
Republic of Argentina (continued)
4.889% due 08/03/2012 (b)		$2,446,300	$2,023,090
7.00% due 03/18/2049	EUR	2,185,000,000	406,921
7.625 due 08/11/2007		4,400,000,000	798,008
8.00% due 02/26/2008		450,000	166,760
8.00% due 10/30/2009		1,425,000,000	263,235
8.50% due 02/23/2049		2,003,000	379,514
9.00% due 05/26/2009		300,000	109,256
9.00% due 11/19/2008		222,000	40,250
9.00% due 06/20/2049		925,000	336,873
9.25% due 10/21/2049		1,075,000	375,704
9.25% due 07/20/2049		600,000	214,679
9.75% due 11/26/2049		1,975,000	691,509
10.00% due 02/22/2007		825,000	305,536
10.00% due 09/07/2007		1,000,000	357,798
10.00% due 01/03/2007		1,075,000,000	212,551
10.50% due 11/14/2049		3,500,000	628,854
11.75% due 05/20/2011		275,000	51,415

			8,303,812
Brazil - 1.93%
Federative Republic of Brazil
8.00% due 01/15/2018		$458,000	483,190
8.25% due 01/20/2034 (a)		9,725,000	10,211,250
8.75% due 02/04/2025 (a)		2,295,000	2,518,762
8.875% due 10/14/2019 (a)		6,175,000	6,878,950
10.50% due 07/14/2014		1,150,000	1,384,600
11.00% due 08/17/2040		2,738,000	3,395,120
12.25% due 03/06/2030		2,295,000	3,367,913

			28,239,785
Colombia - 0.54%
Republic of Colombia
8.125% due 05/21/2024 (a)		2,190,000	2,217,375
10.375% due 01/28/2033		1,360,000	1,676,200
10.75% due 01/15/2013		415,000	488,663
11.75% due 02/25/2020		2,700,000	3,550,500

			7,932,738
Ecuador - 0.31%
Republic of Ecuador
zero coupon, Step up to 10.00% on
08/15/2006 due 08/15/2030 (a)(b)		4,255,000	4,084,800
9.375% due 12/15/2015		500,000	488,750

			4,573,550
El Salvador - 0.11%
Republic of El Salvador
7.75% due 01/24/2023		1,095,000	1,157,963
8.25% due 04/10/2032		450,000	466,875

			1,624,838
Mexico - 2.03%
Government of Mexico
5.625% due 01/15/2017 (a)		9,900,000	9,207,000
6.375% due 01/16/2013		6,233,000	6,248,583
6.625% due 03/03/2015 (a)		1,142,000	1,156,275

The accompanying notes are an integral part of the financial statements.

71

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Government of Mexico (continued)
8.125% due 12/30/2019 (a)	$3,725,000	$4,209,250
8.30% due 08/15/2031 (a)	1,175,000	1,357,125
8.375% due 01/14/2011 (a)	2,310,000	2,517,900
10.375% due 02/17/2009 (a)	2,325,000	2,576,100
11.375% due 09/15/2016 (a)	1,675,000	2,282,187

		29,554,420
Panama - 0.20%
Republic of Panama
9.375% due 04/01/2029	2,450,000	2,891,000
Peru - 0.53%
Republic of Peru
5.00% due 03/07/2017 (b)	1,926,810	1,869,006
5.00% due 03/07/2017 (b)	703,100	673,218
7.35% due 07/21/2025 (a)	194,000	186,240
8.375% due 05/03/2016 (a)	325,000	351,000
8.75% due 11/21/2033 (a)	2,955,000	3,287,437
9.875% due 02/06/2015 (a)	1,200,000	1,404,000

		7,770,901
Philippines - 0.64%
Republic of Philippines
8.00% due 01/15/2016 (a)	1,100,000	1,127,500
8.25% due 01/15/2014 (a)	650,000	674,375
9.375% due 01/18/2017	250,000	277,500
9.50% due 02/02/2030	1,850,000	2,118,250
10.625% due 03/16/2025 (a)	4,125,000	5,094,375

		9,292,000
Russia - 1.87%
Russian Federation
5.00% due 03/31/2030	14,740,000	15,687,782
8.25% due 03/31/2010	1,400,000	1,454,040
11.00% due 07/24/2018	6,780,000	9,346,230
12.75% due 06/24/2028	490,000	827,463

		27,315,515
South Africa - 0.21%
Republic of South Africa
6.50% due 06/02/2014	820,000	817,950
7.375% due 04/25/2012 (a)	955,000	993,200
9.125% due 05/19/2009	1,175,000	1,260,188

		3,071,338
Turkey - 0.97%
Republic of Turkey
7.00% due 06/05/2020	811,000	723,817
7.25% due 03/15/2015 (a)	1,825,000	1,713,219
7.375% due 02/05/2025	2,906,000	2,615,400
8.00% due 02/14/2034	1,647,000	1,548,180
9.50% due 01/15/2014	675,000	722,250
11.00% due 01/14/2013	2,214,000	2,523,960
11.50% due 01/23/2012	1,694,000	1,935,395
11.75% due 06/15/2010	400,000	450,000

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Turkey (continued)
Republic of Turkey (continued)
11.875% due 01/15/2030 (a)	$1,405,000	$1,919,581

		14,151,802
Ukraine - 0.09%
Republic of Ukraine
7.65% due 06/11/2013 (a)	1,329,000	1,335,645
Venezuela - 0.54%
Republic of Venezuela
zero coupon due 04/15/2020	346,000	121,100
5.375% due 08/07/2010	425,000	403,750
5.75% due 02/26/2016	2,184,000	1,932,840
7.65% due 04/21/2025 (a)	925,000	906,500
10.75% due 09/19/2013	3,770,000	4,497,610

		7,861,800

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $155,887,249)		$153,919,144

CORPORATE BONDS - 86.00%
Advertising - 1.48%
Lamar Media Corp.
6.625% due 08/15/2015	5,525,000	5,110,625
R.H. Donnelley Corp.
6.875% due 01/15/2013	2,125,000	1,955,000
6.875% due 01/15/2013	4,000,000	3,680,000
8.875% due 01/15/2016	9,750,000	9,591,563
R.H. Donnelley Finance Corp. series I
10.875% due 12/15/2012	1,175,000	1,289,562

		21,626,750
Aerospace - 1.41%
Alliant Techsystems, Inc.
6.75% due 04/01/2016	2,445,000	2,353,312
DRS Technologies, Inc.
6.625% due 02/01/2016	1,560,000	1,509,300
6.875% due 11/01/2013	4,625,000	4,451,563
7.625% due 02/01/2018	375,000	373,125
Sequa Corp.
9.00% due 08/01/2009	4,695,000	4,953,225
Sequa Corp., Series B
8.875% due 04/01/2008	3,180,000	3,311,175
TransDigm, Inc.
7.75% due 07/15/2014	3,635,000	3,616,825

		20,568,525
Air Travel - 0.33%
Continental Airlines, Inc.
6.541% due 09/15/2008	302,142	286,281
6.80% due 07/02/2007	404,941	392,604
Continental Airlines, Inc., Series D
7.568% due 12/01/2006	4,195,000	4,184,350

		4,863,235
Apparel & Textiles - 0.64%
Levi Strauss & Company
9.75% due 01/15/2015	4,250,000	4,250,000

The accompanying notes are an integral part of the financial statements.

72

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles (continued)
Levi Strauss & Company (continued)
12.25% due 12/15/2012	$4,585,000	$5,066,425

		9,316,425
Auto Parts - 1.04%
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013	490,000	469,175
CSK Auto, Inc.
7.00% due 01/15/2014	3,900,000	3,900,000
Keystone Automotive Operations
9.75% due 11/01/2013	3,740,000	3,534,300
TRW Automotive, Inc.
9.375% due 02/15/2013	933,000	991,313
Visteon Corp.
8.25% due 08/01/2010 (a)	6,725,000	6,287,875

		15,182,663
Auto Services - 0.92%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	1,150,000	1,115,500
Hertz Corp., Class A
8.875% due 01/01/2014	4,575,000	4,689,375
10.50% due 01/01/2016 (a)	7,200,000	7,632,000

		13,436,875
Automobiles - 3.73%
AutoNation, Inc.
7.00% due 04/15/2014	1,835,000	1,807,475
7.0447% due 04/15/2013 (b)	1,470,000	1,462,650
Ford Motor Company
7.45% due 07/16/2031 (a)	45,435,000	32,826,788
8.90% due 01/15/2032	1,250,000	996,875
General Motors Corp.
8.375% due 07/15/2033 (a)	21,600,000	17,388,000

		54,481,788
Banking - 0.20%
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.175% due 05/16/2013 (a)	2,870,000	2,844,888
Broadcasting - 1.86%
CMP Susquehanna Corp.
9.875% due 05/15/2014	1,145,000	1,064,850
CSC Holdings, Inc.
7.00% due 04/15/2012	5,285,000	5,100,025
7.625% due 07/15/2018	725,000	717,750
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,935,000	2,935,000
8.125% due 07/15/2009 (a)	270,000	274,725
Hughes Network Systems LLC/HNS Finance Corp.
9.50% due 04/15/2014	2,825,000	2,768,500
Radio One, Inc.
6.375% due 02/15/2013	8,140,000	7,448,100
Salem Communications Holding Corp.
9.00% due 07/01/2011	1,613,000	1,685,585
XM Satellite Radio Holdings, Inc.
9.649% due 05/01/2013 (b)	1,345,000	1,234,038

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
XM Satellite Radio Holdings, Inc. (continued)
9.75% due 05/01/2014 (a)	$4,300,000	$3,934,500

		27,163,073
Building Materials & Construction - 0.79%
Associated Materials, Inc.
zero coupon, step up to 11.25% on
03/01/2009 due 03/01/2014 (a)	6,700,000	4,036,750
9.75% due 04/15/2012	3,106,000	3,090,470
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014 (a)	4,985,000	3,607,894
U.S. Concrete, Inc.
8.375% due 04/01/2014	780,000	766,428

		11,501,542
Business Services - 2.43%
Activant Solutions, Inc.
9.50% due 05/01/2016	2,485,000	2,404,237
Affinion Group, Inc.
10.125% due 10/15/2013 (a)	4,585,000	4,607,925
Invensys PLC
9.875% due 03/15/2011 (a)	3,190,000	3,461,150
SunGard Data Systems, Inc.
9.125% due 08/15/2013	4,925,000	5,109,687
10.25% due 08/15/2015	4,620,000	4,775,925
Xerox Capital Trust I
8.00% due 02/01/2027 (a)	6,100,000	6,122,875
Xerox Corp.
6.40% due 03/15/2016	8,925,000	8,422,969
9.75% due 01/15/2009	545,000	581,788

		35,486,556
Cable and Television - 6.05%
Charter Communications Holdings I LLC
11.00% due 10/01/2015 (a)	9,070,000	7,936,250
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	2,980,000	2,987,450
Charter Communications Holdings LLC
8.625% due 04/01/2009 (a)	2,100,000	1,617,000
10.75% due 10/01/2009	840,000	663,600
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.
9.625% due 11/15/2009	2,040,000	1,570,800
Charter Communications Operating LLC
8.00% due 04/30/2012	355,000	353,225
8.375% due 04/30/2014	8,840,000	8,851,050
CSC Holdings, Inc.
7.25% due 07/15/2008	2,550,000	2,553,188
DirecTV Holdings LLC
6.375% due 06/15/2015	8,925,000	8,233,312
Echostar DBS Corp.
6.625% due 10/01/2014	14,000,000	13,160,000
7.125% due 02/01/2016	1,425,000	1,371,563
Kabel Deutschland GMBH
10.625% due 07/01/2014	2,060,000	2,173,300

The accompanying notes are an integral part of the financial statements.

73

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
LIN Television Corp.
6.50% due 05/15/2013 (a)		$3,725,000	$3,399,062
Lodgenet Entertainment Corp.
9.50% due 06/15/2013 (a)		5,555,000	5,916,075
Mediacom Broadband LLC
8.50% due 10/15/2015		1,600,000	1,536,000
11.00% due 07/15/2013		2,520,000	2,661,750
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013 (a)		1,925,000	1,915,375
Rainbow National Services LLC
8.75% due 09/01/2012		690,000	724,500
10.375% due 09/01/2014		2,750,000	3,045,625
Rogers Cable, Inc.
6.25% due 06/15/2013		850,000	796,875
6.75% due 03/15/2015		70,000	66,675
7.875% due 05/01/2012		35,000	35,875
8.75% due 05/01/2032		4,200,000	4,525,500
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		6,015,000	6,105,225
Videotron Ltee
6.375% due 12/15/2015		6,775,000	6,182,187

			88,381,462
Cellular Communications - 2.52%
Alamosa Delaware, Inc.
11.00% due 07/31/2010		1,350,000	1,478,250
12.00% due 07/31/2009 (a)		1,031,000	1,095,437
Centennial Communications Corp.
10.00% due 01/01/2013 (a)		475,000	470,250
10.125% due 06/15/2013		4,025,000	4,236,313
10.74% due 01/01/2013 (b)		1,425,000	1,453,500
Nextel Communications, Inc.
6.875% due 10/31/2013		1,260,000	1,267,386
7.375% due 08/01/2015		15,825,000	16,107,919
Rogers Wireless, Inc.
7.50% due 03/15/2015		240,000	242,400
8.00% due 12/15/2012 (a)		1,685,000	1,722,912
9.625% due 05/01/2011		550,000	602,250
Rural Cellular Corp.
9.875% due 02/01/2010		3,901,000	4,013,154
UbiquiTel Operating Company
9.875% due 03/01/2011		3,725,000	4,050,938

			36,740,709
Chemicals - 2.46%
Equistar Chemicals LP
10.125% due 09/01/2008 (a)		2,358,000	2,481,795
10.625% due 05/01/2011		1,165,000	1,250,919
Hercules, Inc.
6.75% due 10/15/2029		6,250,000	5,906,250
Huntsman ICI Chemicals
10.125% due 07/01/2009	EUR	607,000	788,842
Huntsman International LLC
7.375% due 01/01/2015		$3,575,000	3,351,562
9.875% due 03/01/2009		365,000	379,600
IMC Global, Inc.
7.30% due 01/15/2028 (a)		145,000	130,500

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
IMC Global, Inc. (continued)
10.875% due 08/01/2013 (a)	$900,000	$1,001,250
Lyondell Chemical Company
9.50% due 12/15/2008	780,000	801,450
Lyondell Chemical Company, Series A
9.625% due 05/01/2007	2,075,000	2,106,125
Methanex Corp.
8.75% due 08/15/2012	2,085,000	2,241,375
Montell Finance Company BV
8.10% due 03/15/2027	2,375,000	2,149,375
Nova Chemicals Corp.
6.50% due 01/15/2012 (a)	7,805,000	7,180,600
OM Group, Inc.
9.25% due 12/15/2011 (a)	2,495,000	2,569,850
Omnova Solutions, Inc.
11.25% due 06/01/2010	90,000	95,400
Westlake Chemical Corp.
6.625% due 01/15/2016 (a)	3,775,000	3,487,156

		35,922,049
Coal - 0.55%
International Coal Group, Inc.
10.25% due 07/15/2014	3,160,000	3,156,050
Massey Energy Company
6.625% due 11/15/2010	3,610,000	3,555,850
6.875% due 12/15/2013	1,425,000	1,325,250

		8,037,150
Commercial Services - 0.31%
DynCorp International LLC, Series B
9.50% due 02/15/2013	4,358,000	4,532,320
Construction & Mining Equipment - 0.36%
H&E Equipment Services LLC
11.125% due 06/15/2012	405,000	447,237
Terex Corp.
7.375% due 01/15/2014	4,838,000	4,813,810

		5,261,047
Construction Materials - 0.58%
Nortek, Inc.
8.50% due 09/01/2014	8,790,000	8,504,325
Containers & Glass - 2.15%
Graham Packaging Company, Inc.
9.875% due 10/15/2014 (a)	6,085,000	6,024,150
Graphic Packaging International Corp.
8.50% due 08/15/2011 (a)	2,500,000	2,493,750
9.50% due 08/15/2013 (a)	4,925,000	4,875,750
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014	1,847,000	1,713,093
7.75% due 05/15/2011	365,000	367,737
8.75% due 11/15/2012	1,175,000	1,223,469
Owens-Illinois, Inc.
7.35% due 05/15/2008	1,050,000	1,057,875
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010	3,210,000	3,137,775
Plastipak Holdings, Inc.
8.50% due 12/15/2015	3,550,000	3,550,000

The accompanying notes are an integral part of the financial statements.

74

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Radnor Holdings Corp.
11.00% due 03/15/2010 (a)	$2,275,000	$887,250
Stone Container Corp.
8.375% due 07/01/2012	3,595,000	3,397,275
9.75% due 02/01/2011 (a)	2,525,000	2,594,437

		31,322,561
Correctional Facilities - 0.50%
Corrections Corp. of America
6.25% due 03/15/2013 (a)	5,470,000	5,141,800
6.75% due 01/31/2014	2,225,000	2,136,000

		7,277,800
Cosmetics & Toiletries - 0.09%
Playtex Products, Inc.
8.00% due 03/01/2011	1,320,000	1,366,200
Crude Petroleum & Natural Gas - 2.37%
Chesapeake Energy Corp.
6.25% due 01/15/2018	2,400,000	2,190,000
6.50% due 08/15/2017	4,500,000	4,106,250
6.625% due 01/15/2016	1,970,000	1,832,100
6.875% due 01/15/2016 (a)	5,384,000	5,087,880
7.00% due 08/15/2014	1,975,000	1,910,812
7.75% due 01/15/2015	35,000	35,175
Houston Exploration Company
7.00% due 06/15/2013	3,675,000	3,619,875
Kerr-McGee Corp.
6.875% due 09/15/2011	5,500,000	5,684,124
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	2,127,125
PetroHawk Energy Corp.
9.125% due 07/15/2013	3,070,000	3,054,650
Plains Exploration & Production Company
7.125% due 06/15/2014	105,000	103,425
8.75% due 07/01/2012 (a)	45,000	47,138
Pogo Producing Company
6.875% due 10/01/2017 (a)	2,825,000	2,616,656
7.875% due 05/01/2013	2,110,000	2,115,275

		34,530,485
Domestic Oil - 1.80%
Exco Resources, Inc.
7.25% due 01/15/2011	6,911,000	6,634,560
Forest Oil Corp.
8.00% due 12/15/2011	285,000	291,412
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	3,456,000	3,654,720
Stone Energy Corp.
8.25% due 12/15/2011 (a)	3,400,000	3,434,000
Swift Energy Company
7.625% due 07/15/2011	1,725,000	1,716,375
9.375% due 05/01/2012	3,375,000	3,560,625
Whiting Petroleum Corp.
7.00% due 02/01/2014 (a)	6,500,000	6,142,500
7.25% due 05/01/2012	875,000	840,000

		26,274,192

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Educational Services - 0.21%
Education Management LLC
8.75% due 06/01/2014	$3,100,000	$3,069,000
Electrical Utilities - 2.51%
AES China Generating Company
8.25% due 06/26/2010	125,000	121,875
AES Corp.
7.75% due 03/01/2014 (a)	3,495,000	3,512,475
8.75% due 05/15/2013	465,000	497,550
8.875% due 02/15/2011	4,215,000	4,425,750
9.00% due 05/15/2015	2,555,000	2,746,625
9.375% due 09/15/2010	5,100,000	5,457,000
9.50% due 06/01/2009 (a)	995,000	1,052,212
CMS Energy Corp.
8.50% due 04/15/2011 (a)	270,000	281,475
Edison Mission Energy
7.50% due 06/15/2013	665,000	651,700
7.75% due 06/15/2016	4,100,000	4,028,250
Midwest Generation LLC, Series B
8.56% due 01/02/2016	3,332,981	3,499,630
Mirant Americas Generation LLC
8.30% due 05/01/2011	6,896,000	6,809,800
8.50% due 10/01/2021	1,868,000	1,751,250
Reliant Energy, Inc.
9.25% due 07/15/2010 (a)	1,845,000	1,845,000

		36,680,592
Electronics - 1.02%
L-3 Communications Corp.
7.625% due 06/15/2012 (a)	3,500,000	3,552,500
L-3 Communications Corp., Series B
6.375% due 10/15/2015	6,752,000	6,448,160
Spectrum Brands, Inc.
7.375% due 02/01/2015	810,000	658,125
8.50% due 10/01/2013 (a)	4,960,000	4,240,800

		14,899,585
Energy - 1.89%
El Paso Energy
7.375% due 12/15/2012 (a)	2,000,000	1,985,000
Inergy, L.P.
6.875% due 12/15/2014 (a)	6,575,000	6,114,750
NRG Energy, Inc.
7.25% due 02/01/2014	2,800,000	2,730,000
7.375% due 02/01/2016	12,400,000	12,090,000
Peabody Energy Corp.
6.875% due 03/15/2013	310,000	304,575
Sonat, Inc.
7.625% due 07/15/2011	4,300,000	4,343,000
TECO Energy, Inc.
7.00% due 05/01/2012	25,000	24,875

		27,592,200
Financial Services - 9.00%
E*Trade Financial Corp.
7.875% due 12/01/2015	1,305,000	1,337,625
Ford Motor Credit Company
7.00% due 10/01/2013 (a)	8,210,000	7,065,838

The accompanying notes are an integral part of the financial statements.

75

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company (continued)
7.875% due 06/15/2010		$1,000,000	$922,492
10.486% due 06/15/2011 (a)(b)		8,957,000	8,987,723
General Motors Acceptance Corp.
6.875% due 08/28/2012 (a)		4,745,000	4,424,983
8.00% due 11/01/2031 (a)		29,630,000	28,478,874
Global Cash Access LLC
8.75% due 03/15/2012		2,198,000	2,316,142
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.00% due 07/15/2014 (a)		7,325,000	7,416,562
iPCS, Inc.
11.50% due 05/01/2012		1,650,000	1,839,750
JSG Funding PLC
9.625% due 10/01/2012 (a)		4,265,000	4,392,950
10.125% due 10/01/2012	EUR	2,200,000	3,050,230
Nell AF SARL
8.375% due 08/15/2015 (a)		$3,975,000	3,820,969
TRAINS HY-1-2006
7.548% due 05/01/2016 (a)		58,579,000	57,407,420

			131,461,558
Food & Beverages - 0.86%
Del Monte Corp.
6.75% due 02/15/2015 (a)		6,375,000	5,912,812
Dole Food, Inc.
8.75% due 07/15/2013		1,950,000	1,755,000
8.875% due 03/15/2011 (a)		2,991,000	2,804,062
Nutro Products, Inc.
9.23% due 10/15/2013 (b)		650,000	662,188
10.75% due 04/15/2014		1,405,000	1,445,394

			12,579,456
Furniture & Fixtures - 0.56%
Norcraft Companies LP
9.00% due 11/01/2011		3,650,000	3,713,875
Sealy Mattress Company
8.25% due 06/15/2014 (a)		4,525,000	4,525,000

			8,238,875
Gas & Pipeline Utilities - 2.81%
Dynegy Holdings, Inc.
6.875% due 04/01/2011		4,260,000	4,025,700
7.625% due 10/15/2026		500,000	437,500
8.375% due 05/01/2016 (a)		2,625,000	2,585,625
El Paso Corp.
7.75% due 01/15/2032 (a)		5,425,000	5,282,594
7.80% due 08/01/2031		5,775,000	5,608,969
7.875% due 06/15/2012 (a)		5,175,000	5,265,562
El Paso Natural Gas
7.50% due 11/15/2026		70,000	68,250
El Paso Natural Gas, Series A
7.625% due 08/01/2010		165,000	167,887
El Paso Production Holding Company
7.75% due 06/01/2013		620,000	624,650
Northwest Pipeline Corp.
7.00% due 06/15/2016		3,000,000	2,981,250

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Northwest Pipeline Corp. (continued)
8.125% due 03/01/2010	$460,000	$478,400
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012 (a)	785,000	865,463
Williams Companies, Inc.
7.125% due 09/01/2011	255,000	255,000
7.625% due 07/15/2019 (a)	575,000	583,625
7.875% due 09/01/2021	2,275,000	2,309,125
8.125% due 03/15/2012	615,000	638,063
8.75% due 03/15/2032	8,200,000	8,917,500

		41,095,163
Healthcare Products - 0.35%
Angiotech Pharmaceuticals, Inc.
7.75% due 04/01/2014	455,000	434,525
Leiner Health Products, Inc.
11.00% due 06/01/2012	4,935,000	4,669,744

		5,104,269
Healthcare Services - 1.85%
DaVita, Inc.
6.625% due 03/15/2013	135,000	128,250
7.25% due 03/15/2015 (a)	7,570,000	7,267,200
Extendicare Health Services, Inc.
6.875% due 05/01/2014	3,275,000	3,422,375
Psychiatric Solutions, Inc.
7.75% due 07/15/2015	5,455,000	5,339,081
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015 (a)	610,000	430,050
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	10,470,000	10,443,825

		27,030,781
Homebuilders - 0.97%
Beazer Homes USA, Inc.
6.875% due 07/15/2015 (a)	100,000	91,000
8.125% due 06/15/2016 (a)	4,375,000	4,205,469
8.625% due 05/15/2011 (a)	340,000	342,550
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016 (a)	1,700,000	1,474,750
8.625% due 01/15/2017 (a)	8,060,000	7,999,550
Toll Corp.
8.25% due 12/01/2011 (a)	65,000	67,356

		14,180,675
Hotels & Restaurants - 1.69%
CCM Merger, Inc.
8.00% due 08/01/2013	1,285,000	1,214,325
Chumash Casino & Resort Enterprise
9.26% due 07/15/2010	2,275,000	2,374,531
El Pollo Loco, Inc.
11.75% due 11/15/2013	960,000	1,096,800
Hilton Hotels Corp.
7.625% due 12/01/2012 (a)	8,950,000	9,225,920
ITT Corp.
7.375% due 11/15/2015	30,000	30,300

The accompanying notes are an integral part of the financial statements.

76

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Park Place Entertainment Corp.
7.875% due 03/15/2010 (a)	$2,510,000	$2,604,125
8.125% due 05/15/2011	10,000	10,537
8.875% due 09/15/2008	350,000	367,500
9.375% due 02/15/2007	1,800,000	1,831,500
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	835,000	840,219
7.875% due 05/01/2012	4,820,000	5,030,875

		24,626,632
Industrials - 0.31%
Dynegy Holdings, Inc.
7.125% due 05/15/2018	5,175,000	4,528,125
Insurance - 0.39%
Crum & Forster Holdings Corp.
10.375% due 06/15/2013 (a)	5,560,000	5,657,300
International Oil - 0.10%
Newfield Exploration Company
6.625% due 09/01/2014	200,000	190,500
Pemex Project Funding Master Trust
9.125% due 10/13/2010	1,150,000	1,259,250

		1,449,750
Internet Content - 0.00%
PSINet, Inc.
11.00% due 08/01/2009	923,503	577
PSINet, Inc., Series B
10.00% due 02/15/2005	2,360,964	1,476

		2,053
Leisure Time - 6.40%
AMC Entertainment, Inc.
11.00% due 02/01/2016 (a)	8,050,000	8,613,500
Boyd Gaming Corp.
6.75% due 04/15/2014 (a)	6,875,000	6,522,656
7.75% due 12/15/2012	220,000	220,825
Caesars Entertainment, Inc.
7.00% due 04/15/2013	7,630,000	7,766,112
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	2,825,000	2,768,500
Herbst Gaming, Inc.
7.00% due 11/15/2014	175,000	166,250
8.125% due 06/01/2012	3,700,000	3,727,750
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	3,520,000	3,740,000
Isle Capri Casinos, Inc.
7.00% due 03/01/2014	8,015,000	7,564,156
Las Vegas Sands Corp.
6.375% due 02/15/2015	3,900,000	3,617,250
MGM Mirage, Inc.
5.875% due 02/27/2014 (a)	1,025,000	918,656
6.625% due 07/15/2015	1,800,000	1,678,500
6.75% due 09/01/2012	4,025,000	3,874,062
7.25% due 08/01/2017 (a)	1,275,000	1,220,813
8.375% due 02/01/2011 (a)	3,850,000	3,946,250
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	2,525,000	2,379,813

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Mohegan Tribal Gaming Authority (continued)
7.125% due 08/15/2014	$3,415,000	$3,304,012
Penn National Gaming, Inc.
6.75% due 03/01/2015	4,940,000	4,606,550
6.875% due 12/01/2011	2,250,000	2,199,375
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	1,975,000	1,979,938
8.75% due 10/01/2013 (a)	4,750,000	4,951,875
River Rock Entertainment Authority
9.75% due 11/01/2011	480,000	505,200
Seneca Gaming Corp.
7.25% due 05/01/2012	3,005,000	2,911,094
Station Casinos, Inc.
6.50% due 02/01/2014	2,340,000	2,176,200
6.625% due 03/15/2018	5,210,000	4,715,050
6.875% due 03/01/2016	5,375,000	5,012,187
Wynn Las Vegas LLC
6.625% due 12/01/2014 (a)	2,500,000	2,356,250

		93,442,824
Manufacturing - 0.23%
Jacuzzi Brands, Inc.
9.625% due 07/01/2010	1,975,000	2,086,094
Koppers, Inc.
9.875% due 10/15/2013	1,220,000	1,308,450

		3,394,544
Medical-Hospitals - 2.78%
Community Health Systems, Inc.
6.50% due 12/15/2012	3,900,000	3,700,125
Genesis Healthcare Corp.
8.00% due 10/15/2013	5,325,000	5,571,281
HCA, Inc.
5.50% due 12/01/2009	115,000	110,821
5.75% due 03/15/2014	15,000	13,413
6.30% due 10/01/2012	780,000	733,606
6.375% due 01/15/2015	2,090,000	1,936,488
6.50% due 02/15/2016 (a)	4,625,000	4,276,395
7.50% due 12/15/2023	2,950,000	2,734,523
7.69% due 06/15/2025	975,000	921,364
8.75% due 09/01/2010	2,840,000	2,994,113
Tenet Healthcare Corp.
6.875% due 11/15/2031 (a)	410,000	328,000
7.375% due 02/01/2013 (a)	4,050,000	3,695,625
9.25% due 02/01/2015	4,700,000	4,617,750
9.875% due 07/01/2014 (a)	8,975,000	8,975,000

		40,608,504
Metal & Metal Products - 0.48%
Metals USA, Inc.
11.125% due 12/01/2015	5,160,000	5,650,200
Novelis, Inc.
7.25% due 02/15/2015 (a)	1,415,000	1,358,400

		7,008,600
Office Furnishings & Supplies - 0.40%
IKON Office Solutions, Inc.
7.75% due 09/15/2015 (a)	2,150,000	2,128,500

The accompanying notes are an integral part of the financial statements.

77

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Office Furnishings & Supplies
(continued)
Interface, Inc.
9.50% due 02/01/2014	$1,275,000	$1,316,437
10.375% due 02/01/2010	2,225,000	2,433,594

		5,878,531
Paper - 1.12%
Abitibi-Consolidated, Inc.
8.375% due 04/01/2015 (a)	3,330,000	3,038,625
8.55% due 08/01/2010 (a)	2,180,000	2,065,550
Appleton Papers, Inc.
8.125% due 06/15/2011	2,525,000	2,550,250
Appleton Papers, Inc., Series B
9.75% due 06/15/2014 (a)	4,020,000	4,060,200
Jefferson Smurfit Corp.
8.25% due 10/01/2012 (a)	375,000	351,562
NewPage Corp.
11.3988% due 05/01/2012 (b)	1,215,000	1,324,350
12.00% due 05/01/2013 (a)	1,655,000	1,712,925
P.H. Glatfelter
7.125% due 05/01/2016	1,250,000	1,233,898
Smurfit Capital Funding PLC
7.50% due 11/20/2025	70,000	63,700

		16,401,060
Petroleum Services - 1.30%
Belden & Blake Corp.
8.75% due 07/15/2012	4,395,000	4,460,925
Chaparral Energy, Inc.
8.50% due 12/01/2015	6,025,000	5,994,875
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	285,000	278,588
7.50% due 05/15/2015	870,000	850,425
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	5,410,000	5,166,550
Grant Prideco, Inc., Series B
6.125% due 08/15/2015	1,275,000	1,188,937
Pride International, Inc.
7.375% due 07/15/2014	750,000	753,750
SESI LLC
6.875% due 06/01/2014	255,000	245,438

		18,939,488
Pharmaceuticals - 0.69%
Omnicare, Inc.
6.875% due 12/15/2015	3,450,000	3,277,500
Valeant Pharmaceuticals International
7.00% due 12/15/2011 (a)	7,140,000	6,783,000

		10,060,500
Publishing - 1.46%
CBD Media Holdings, LLC
9.25% due 07/15/2012	2,675,000	2,661,625
CBD Media, Inc.
8.625% due 06/01/2011	1,175,000	1,169,125
Dex Media East LLC
12.125% due 11/15/2012 (a)	881,000	988,922

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Dex Media West LLC
8.50% due 08/15/2010	$300,000	$311,250
9.875% due 08/15/2013	1,166,000	1,263,647
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013 (a)	5,300,000	4,465,250
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013 (a)	7,875,000	6,634,688
8.00% due 11/15/2013	180,000	180,900
Primedia, Inc.
8.875% due 05/15/2011 (a)	3,747,000	3,597,120

		21,272,527
Railroads & Equipment - 0.43%
Grupo Transportacion Ferroviaria Mexicana, S.A.
de C.V.
9.375% due 05/01/2012 (a)	4,820,000	5,133,300
10.25% due 06/15/2007	770,000	793,100
12.50% due 06/15/2012	250,000	275,625

		6,202,025
Real Estate - 1.66%
Felcor Lodging LP, REIT
9.00% due 06/01/2011	4,950,000	5,247,000
Forest City Enterprises
7.625% due 06/01/2015	197,000	198,478
Host Marriott LP, REIT
6.375% due 03/15/2015	5,125,000	4,817,500
6.75% due 06/01/2016	2,775,000	2,646,656
7.125% due 11/01/2013 (a)	6,645,000	6,620,081
9.50% due 01/15/2007	1,400,000	1,435,000
Kimball Hill, Inc.
10.50% due 12/15/2012 (a)	2,445,000	2,261,625
Ventas Realty LP/ Capital Corp.
6.50% due 06/01/2016	1,050,000	1,006,688

		24,233,028
Retail - 0.41%
Brookstone Company, Inc.
12.00% due 10/15/2012 (a)	865,000	761,200
JC Penney Company, Inc.
7.375% due 08/15/2008	70,000	71,995
NationsRent, Inc.
9.50% due 05/01/2015	1,810,000	1,914,075
Suburban Propane Partners LP
6.875% due 12/15/2013 (a)	3,435,000	3,211,725

		5,958,995
Retail Trade - 0.91%
American Greetings Corp.
7.375% due 06/01/2016	490,000	492,450
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	2,815,000	2,624,988
FTD, Inc.
7.75% due 02/15/2014	3,120,000	3,073,200
Neiman Marcus Group, Inc.
10.375% due 10/15/2015 (a)	5,825,000	6,189,062

The accompanying notes are an integral part of the financial statements.

78

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
Saks, Inc.
9.875% due 10/01/2011 (a)	$875,000	$936,250

		13,315,950
Sanitary Services - 0.88%
Allied Waste North America, Inc.
6.375% due 04/15/2011	950,000	912,000
7.25% due 03/15/2015 (a)	4,205,000	4,015,775
7.875% due 04/15/2013 (a)	1,545,000	1,545,000
8.50% due 12/01/2008	4,250,000	4,398,750
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014 (a)	700,000	665,000
9.25% due 09/01/2012 (a)	1,233,000	1,306,980

		12,843,505
Semiconductors - 0.70%
Amkor Technology, Inc.
2.50% due 05/15/2011	4,220,000	3,887,675
9.25% due 06/01/2016	1,305,000	1,236,487
10.50% due 05/01/2009 (a)	402,000	411,045
MagnaChip Semiconductor SA
8.00% due 12/15/2014 (a)	5,695,000	4,726,850

		10,262,057
Software - 0.48%
UGS Capital Corp. II
10.38% due 06/01/2011 (b)	4,415,000	4,370,850
UGS Corp.
10.00% due 06/01/2012	2,430,000	2,612,250

		6,983,100
Steel - 0.63%
CitiSteel USA, Inc.
12.49% due 09/01/2010 (b)	1,515,000	1,564,238
15.00% due 10/01/2010 (b)	1,260,000	1,260,000
IPSCO, Inc.
8.75% due 06/01/2013	2,150,000	2,305,875
National Steel Corp., Series D
9.875% due 03/01/2009	1,293,070	130,923
RathGibson, Inc.
11.25% due 02/15/2014	3,850,000	3,965,500

		9,226,536
Telecommunications Equipment &
Services - 4.39%
Citizens Communications Company
7.625% due 08/15/2008	80,000	81,800
9.00% due 08/15/2031 (a)	3,335,000	3,376,688
9.25% due 05/15/2011	550,000	591,250
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	3,350,000	3,509,125
Insight Midwest LP
9.75% due 10/01/2009	1,500,000	1,530,000
10.50% due 11/01/2010	1,760,000	1,830,400
Intelsat Bermuda Ltd.
9.25% due 06/15/2016	11,625,000	12,002,813
11.25% due 06/15/2016	2,255,000	2,311,375

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Intelsat Ltd.
7.625% due 04/15/2012 (a)		$5,885,000	$4,855,125
Lucent Technologies, Inc.
6.45% due 03/15/2029		14,355,000	12,201,750
PanAmSat Corp.
9.00% due 08/15/2014		1,553,000	1,576,295
United States West Communications, Inc.
6.875% due 09/15/2033 (a)		22,810,000	19,730,650
Wind Acquisition Finance SA
10.75% due 12/01/2015		430,000	452,037

			64,049,308

Telephone - 1.48%
Cincinnati Bell, Inc.
7.00% due 02/15/2015 (a)		4,740,000	4,467,450
8.375% due 01/15/2014 (a)		120,000	118,200
Nordic Telephone Company Holdings
8.875% due 05/01/2016		2,365,000	2,430,037
Qwest Communications International, Inc.
7.50% due 02/15/2014 (a)		625,000	609,375
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014 (a)		3,550,000	3,461,250
Qwest Corp.
7.50% due 06/15/2023 (a)		2,375,000	2,226,562
Telefonos de Mexico SA de CV
8.75% due 01/31/2016	MXN	11,000,000	887,155
Windstream Corp.
8.625% due 08/01/2016		$7,305,000	7,469,363

			21,669,392

Transportation - 0.08%
OMI Corp.
7.625% due 12/01/2013		1,150,000	1,147,125

TOTAL CORPORATE BONDS (Cost $1,283,099,779)			$1,255,716,233

SHORT TERM INVESTMENTS - 23.38%
State Street Navigator Securities
Lending Prime Portfolio (c)		$341,323,699	$341,323,699

TOTAL SHORT TERM INVESTMENTS
(Cost $341,323,699)			$341,323,699

REPURCHASE AGREEMENTS - 1.84%
Merrill Lynch Tri-Party Repurchase
Agreement dated 06/30/2006 at
5.14% to be repurchased at
$26,811,479 on 07/03/2006,
collateralized by $27,615,000
Federal Home Loan Mortgage
Corp., 4.375% due 11/16/2007
(valued at $27,885,627, including
interest)		$26,800,000	$26,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,800,000)			$26,800,000

The accompanying notes are an integral part of the financial statements.

79

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Investments (High Yield Trust)
(Cost $1,817,179,814) - 121.90%		$ 1,779,806,038
Liabilities in Excess of Other Assets - (21.90)%		(319,717,335)

TOTAL NET ASSETS - 100.00%		$ 1,460,088,703

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 23.51%
Treasury Inflation Protected
Securities (d) - 5.40%
2.375% due 04/15/2011 (a)	$21,070,228	$20,987,106
U.S. Treasury Bonds - 9.07%
6.25% due 08/15/2023 (a)	8,578,000	9,462,606
7.875% due 02/15/2021 (a)	6,486,000	8,161,211
8.125% due 08/15/2019 to 08/15/2021 (a)	3,067,000	3,938,417
8.75% due 08/15/2020 (a)	7,000,000	9,374,533
8.875% due 08/15/2017 (a)	3,300,000	4,306,243

		35,243,010
U.S. Treasury Notes - 9.04%
4.25% due 08/15/2013 (a)	24,935,000	23,660,976
6.50% due 02/15/2010 (a)	11,000,000	11,495,859

		35,156,835

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $90,913,269)		$91,386,951

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.89%
Federal Home Loan Bank - 0.67%
5.80% due 09/02/2008	2,595,000	2,606,288
Federal Home Loan Mortgage Corp. - 2.02%
4.00% due 11/15/2019	864,735	744,202
5.75% due 03/15/2009 (a)	4,000,000	4,031,063
6.30% due 03/15/2023	49,527	49,599
6.50% due 04/01/2029 to 08/01/2034	240,310	242,063
6.625% due 09/15/2009	2,595,000	2,683,723
7.50% due 06/01/2010 to 05/01/2028	95,869	99,166

		7,849,816
Federal National Mortgage
Association - 10.27%
3.125% due 12/15/2007	3,459,000	3,345,815
4.682% due 05/01/2013	1,384,212	1,316,949
4.874% due 02/01/2013	2,307,142	2,215,996
5.00% due 03/01/2019 to 06/01/2019	11,580,903	11,171,146
5.25% due 04/15/2007 (a)	4,324,000	4,313,808
5.636% due 12/01/2011	1,448,382	1,441,955
5.885% due 11/01/2011	1,526,873	1,537,100
6.048% due 03/01/2012 to 05/01/2012	1,811,532	1,833,806
6.085% due 10/01/2011	1,000,978	1,011,465
6.27% due 11/01/2007	1,282,433	1,282,782
6.28% due 04/01/2011	864,735	889,493
6.34% due 01/01/2008	212,620	213,000
6.43% due 01/01/2008	246,007	246,685
6.44% due 02/01/2011	3,019,604	3,114,794
6.46% due 06/01/2009	1,187,864	1,203,128
6.50% due 02/01/2036	292,778	294,343
6.625% due 09/15/2009	4,324,000	4,470,359
6.80% due 10/01/2007	33,692	33,826

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association (continued)
7.00% due 06/01/2029	$3,851	$3,948

		39,940,398
Government National Mortgage
Association - 0.79%
6.00% due 08/15/2008 to 04/15/2035	831,418	829,628
6.50% due 07/15/2008 to 02/15/2035	347,535	352,602
7.00% due 11/15/2031 to 07/15/2033	1,787,715	1,844,232
8.00% due 07/15/2030 to 10/15/2030	27,026	28,692

		3,055,154
Housing & Urban Development - 0.14%
7.498% due 08/01/2011	519,000	547,071

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,859,437)		$53,998,727

FOREIGN GOVERNMENT OBLIGATIONS - 0.26%
South Africa - 0.12%
Republic of South Africa
7.375% due 04/25/2012 (a)	442,000	459,680
Trinidad and Tobago - 0.14%
Republic of Trinidad & Tobago
9.75% due 07/01/2020	433,000	556,149

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $968,714)		$1,015,829

CORPORATE BONDS - 44.80%
Aerospace - 0.23%
Argo-Tech Corp.
9.25% due 06/01/2011	35,000	36,050
DRS Technologies, Inc.
6.625% due 02/01/2016	20,000	19,350
7.625% due 02/01/2018	5,000	4,975
Moog, Inc.
6.25% due 01/15/2015	14,000	13,125
Northrop Grumman Corp.
7.875% due 03/01/2026 (a)	100,000	117,807
Raytheon Company
4.85% due 01/15/2011 (a)	692,000	666,369
Sequa Corp.
9.00% due 08/01/2009	44,000	46,420

		904,096
Agriculture - 0.52%
Archer-Daniels-Midland Company
6.75% due 12/15/2027	865,000	913,551
Bunge Limited Finance Corp.
5.10% due 07/15/2015	256,000	231,110
Case New Holland, Inc.
9.25% due 08/01/2011	83,000	87,357
Monsanto Co.
5.50% due 08/15/2025	865,000	781,228

		2,013,246

The accompanying notes are an integral part of the financial statements.

80

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Air Travel - 0.49%
American Airlines
3.857% due 07/09/2010	$171,944	$162,487
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	877,817	881,308
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	645,001	641,357
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	19,471	20,298
Southwest Airlines Company
5.25% due 10/01/2014	221,000	208,029

		1,913,479
Aluminum - 0.33%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033 (a)	173,000	163,681
6.45% due 03/15/2011	381,000	390,534
Alcoa, Inc.
6.75% due 01/15/2028 (a)	692,000	730,932

		1,285,147
Auto Parts - 0.03%
Tenneco Automotive, Inc., Series B
10.25% due 07/15/2013	9,000	9,866
TRW Automotive, Inc.
11.00% due 02/15/2013	18,000	19,665
United Rentals North America, Inc.
6.50% due 02/15/2012	70,000	66,150
Visteon Corp.
7.00% due 03/10/2014 (a)	22,000	18,315

		113,996
Auto Services - 0.03%
Avis Budget Car Rental LLC
7.576% due 05/15/2014 (b)	5,000	4,975
7.625% due 05/15/2014	30,000	29,100
7.75% due 05/15/2016	10,000	9,625
Hertz Corp., Class A
8.875% due 01/01/2014	30,000	30,750
10.50% due 01/01/2016 (a)	20,000	21,200

		95,650
Automobiles - 0.48%
AutoNation, Inc.
7.00% due 04/15/2014	5,000	4,925
Chrysler Corp.
7.45% due 02/01/2097	865,000	825,092
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008	995,000	978,731
Ford Motor Company
7.45% due 07/16/2031 (a)	65,000	46,963
General Motors Corp.
8.375% due 07/15/2033 (a)	26,000	20,930

		1,876,641
Banking - 5.35%
American Express Centurion Bank
4.375% due 07/30/2009	500,000	482,828
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,438,495

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Bank of America Corp. (continued)
7.40% due 01/15/2011	$1,298,000	$1,381,094
BB & T Corp.
4.90% due 06/30/2017	593,000	538,401
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	896,646
Chevy Chase Bank
6.875% due 12/01/2013	35,000	35,044
China Development Bank
5.00% due 10/15/2015 (a)	600,000	559,802
Citicorp
6.375% due 11/15/2008	519,000	528,223
First Massachusetts Bank NA
7.625% due 06/15/2011	1,000,000	1,071,252
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	769,013
First Union National Bank
6.919% due 12/15/2036	500,000	538,583
7.80% due 08/18/2010	1,500,000	1,605,383
Frost National Bank
6.875% due 08/01/2011	865,000	904,602
HBOS PLC
6.00% due 11/01/2033	710,000	691,433
Huntington National Bank
4.90% due 01/15/2014	500,000	464,083
National Australia Bank Ltd.
8.60% due 05/19/2010	152,000	166,579
National City Corp.
6.875% due 05/15/2019	865,000	916,930
NBD Bancorp
8.25% due 11/01/2024	1,730,000	2,051,418
Regions Financial Corp.
7.00% due 03/01/2011	83,000	87,380
Republic New York Corp.
9.50% due 04/15/2014	865,000	1,039,226
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	2,379,000	2,437,619
Sanwa Bank Ltd., New York Branch
7.40% due 06/15/2011	450,000	477,568
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	186,771
VTB Capital SA
6.25% due 07/02/2035	500,000	472,750
Wells Fargo Bank NA
7.55% due 06/21/2010	1,000,000	1,067,867

		20,808,990

Broadcasting - 1.31%
CanWest Media, Inc.
8.00% due 09/15/2012	40,000	39,600
Chancellor Media Corp.
8.00% due 11/01/2008	346,000	359,736
Clear Channel Communications, Inc.
7.65% due 09/15/2010	584,000	609,083
Comcast Cable Communications
8.50% due 05/01/2027	1,211,000	1,415,899

The accompanying notes are an integral part of the financial statements.

81

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
CSC Holdings, Inc.
7.625% due 07/15/2018	$44,000	$43,560
Liberty Media Corp.
5.70% due 05/15/2013 (a)	26,000	23,611
7.75% due 07/15/2009	5,000	5,151
7.875% due 07/15/2009	31,000	32,094
8.25% due 02/01/2030 (a)	18,000	17,229
News America Holdings, Inc.
7.75% due 01/20/2024	822,000	880,907
Viacom, Inc.
6.25% due 04/30/2016	857,000	831,932
7.875% due 07/30/2030	800,000	839,569

		5,098,371
Building Materials & Construction - 0.62%
American Standard, Inc.
7.375% due 02/01/2008 (a)	390,000	397,247
Lowe's Companies, Inc.
6.50% due 03/15/2029	952,000	986,083
SCL Terminal Aereo Santiago
6.95% due 07/01/2012	1,008,153	1,012,649
Texas Industries, Inc.
7.25% due 07/15/2013	5,000	4,962

		2,400,941
Business Services - 0.37%
CB Richard Ellis Services, Inc.
9.75% due 05/15/2010	7,000	7,490
FedEx Corp., Series 981A
6.72% due 01/15/2022	1,019,334	1,059,730
GTECH Holdings Corp.
4.75% due 10/15/2010	135,000	129,886
Invensys PLC
9.875% due 03/15/2011 (a)	31,000	33,635
SunGard Data Systems, Inc.
9.125% due 08/15/2013	62,000	64,325
10.25% due 08/15/2015	26,000	26,878
Xerox Corp.
7.20% due 04/01/2016	100,000	100,250

		1,422,194
Cable and Television - 1.03%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	85,804
Charter Communications Holdings I LLC
11.00% due 10/01/2015	25,000	21,875
Coleman Cable, Inc.
9.875% due 10/01/2012	25,000	23,125
Cox Communications, Inc.
7.125% due 10/01/2012	532,000	550,260
Cox Enterprises, Inc.
4.375% due 05/01/2008	411,000	397,795
Echostar DBS Corp.
6.375% due 10/01/2011	44,000	42,130
LIN Television Corp., Series B
6.50% due 05/15/2013	18,000	16,425
Mediacom Broadband LLC
8.50% due 10/15/2015	18,000	17,280

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Mediacom Broadband LLC (continued)
11.00% due 07/15/2013	$31,000	$32,744
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013	26,000	25,870
Quebecor Media Inc.
7.75% due 03/15/2016	55,000	53,900
Rogers Cable, Inc.
6.25% due 06/15/2013	70,000	65,625
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	32,007
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	39,000	39,585
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	790,658
Time Warner, Inc.
7.25% due 10/15/2017	390,000	408,333
7.70% due 05/01/2032	1,298,000	1,410,734

		4,014,150
Cellular Communications - 0.80%
American Cellular Corp.
10.00% due 08/01/2011	44,000	46,310
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	652,736
8.75% due 03/01/2031	433,000	530,868
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	450,483
Cingular Wireless Services, Inc.
8.125% due 05/01/2012	364,000	400,559
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011 (a)	35,000	35,963
Nextel Communications, Inc.
7.375% due 08/01/2015	48,000	48,858
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	194,910
Vodafone Group PLC
7.75% due 02/15/2010	714,000	754,645

		3,115,332
Chemicals - 0.44%
Agrium Inc.
7.125% due 05/23/2036	750,000	747,706
Dow Chemical Company
5.75% due 12/15/2008	346,000	346,825
6.00% due 10/01/2012	346,000	348,550
Equistar Chemicals LP
10.625% due 05/01/2011	52,000	55,835
IMC Global, Inc.
7.30% due 01/15/2028	22,000	19,800
IMC Global, Inc., Series B
11.25% due 06/01/2011	26,000	27,430
Lyondell Chemical Company, Series A
9.625% due 05/01/2007	61,000	61,915
Methanex Corp.
8.75% due 08/15/2012	26,000	27,950
Millennium America, Inc.
9.25% due 06/15/2008	31,000	31,775

The accompanying notes are an integral part of the financial statements.

82

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Nalco Company
7.75% due 11/15/2011	$31,000	$30,922

		1,698,708
Coal - 0.00%
Massey Energy Company
6.625% due 11/15/2010	18,000	17,730
Containers & Glass - 0.04%
Ball Corp.
6.625% due 03/15/2018	15,000	13,987
Crown Holdings, Inc.
7.625% due 11/15/2013	15,000	14,737
7.75% due 11/15/2015	15,000	14,775
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	109,273

		152,772
Correctional Facilities - 0.00%
Corrections Corp. of America
6.25% due 03/15/2013	13,000	12,220
Crude Petroleum & Natural Gas - 0.20%
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	620,408
Chesapeake Energy Corp.
6.50% due 08/15/2017	40,000	36,500
6.625% due 01/15/2016	18,000	16,740
6.875% due 01/15/2016	5,000	4,725
7.50% due 09/15/2013	22,000	22,055
PetroHawk Energy Corp.
9.125% due 07/15/2013	35,000	34,825
Premcor Refining Group, Inc.
6.75% due 05/01/2014	31,000	31,312

		766,565
Domestic Oil - 0.67%
Delta Petroleum Corp.
7.00% due 04/01/2015	35,000	32,550
Devon Financing Corp., ULC
6.875% due 09/30/2011	995,000	1,034,503
Exco Resources, Inc.
7.25% due 01/15/2011	26,000	24,960
Hess Corp.
7.30% due 08/15/2031	18,000	19,075
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	17,000	17,978
Motiva Enterprises LLC
5.20% due 09/15/2012	952,000	925,897
Range Resources Corp.
6.375% due 03/15/2015	5,000	4,613
Valero Energy Corp.
8.75% due 06/15/2030	403,000	498,572
Whiting Petroleum Corp.
7.00% due 02/01/2014	22,000	20,790
7.25% due 05/01/2013	22,000	21,065

		2,600,003

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care - 0.07%
Allegiance Corp.
7.00% due 10/15/2026	$87,000	$88,598
Biovail Corp.
7.875% due 04/01/2010	65,000	65,812
Rite Aid Corp.
8.125% due 05/01/2010	117,000	117,585

		271,995

Electrical Equipment - 0.27%
Exelon Generation Company LLC
5.35% due 01/15/2014	563,000	537,843
Nisource Finance Corp.
3.20% due 11/01/2006	519,000	514,773

		1,052,616

Electrical Utilities - 3.63%
AES Corp.
9.00% due 05/15/2015	96,000	103,200
Alabama Power Company
5.875% due 12/01/2022	407,000	395,552
Arizona Public Service Company
6.375% due 10/15/2011	865,000	871,233
Avista Corp.
9.75% due 06/01/2008	113,000	119,600
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,288,533
CMS Energy Corp.
8.50% due 04/15/2011	26,000	27,105
Commonwealth Edison Company
6.15% due 03/15/2012	273,000	275,719
Duke Energy Corp.
5.375% due 01/01/2009	865,000	856,180
Edison Mission Energy
7.75% due 06/15/2016	30,000	29,475
Georgia Power Company
5.25% due 12/15/2015	250,000	238,546
Midwest Generation LLC
8.75% due 05/01/2034	39,000	41,340
Nevada Power Company
9.00% due 08/15/2013	20,000	21,647
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	444,409
Northern States Power Co.
6.50% due 03/01/2028	433,000	445,757
NSTAR
8.00% due 02/15/2010	1,730,000	1,848,683
Ohio Edison Company
4.00% due 05/01/2008	1,038,000	1,004,148
Old Dominion Electric Coop.
6.25% due 06/01/2011	904,000	924,560
Oncor Electric Delivery Company
6.375% due 05/01/2012	532,000	536,973
Pacificorp
6.375% due 05/15/2008	865,000	874,775
Pacificorp Australia LLC
6.15% due 01/15/2008	714,000	718,460

The accompanying notes are an integral part of the financial statements.

83

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
PSEG Power LLC
8.625% due 04/15/2031	$511,000	$625,521
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	364,149
Reliant Energy, Inc.
6.75% due 12/15/2014	71,000	65,320
Southern California Edison Company
6.00% due 01/15/2034	649,000	619,696
TXU Corp., Series O
4.80% due 11/15/2009	476,000	452,845
TXU Corp., Series P
5.55% due 11/15/2014	109,000	98,865
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	623,969
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	208,795

		14,125,055

Electronics - 0.01%
L-3 Communications Corp., Series B
6.375% due 10/15/2015	25,000	23,875
Energy - 0.50%
Aquila, Inc.
9.95 due 02/01/2011	70,000	78,793
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	895,388
Mirant North America LLC
7.375% due 12/31/2013	65,000	62,725
NRG Energy, Inc.
7.25% due 02/01/2014	10,000	9,750
7.375% due 02/01/2016	80,000	78,000
Peabody Energy Corp.
6.875% due 03/15/2013	74,000	72,705
PPL Energy Supply LLC
6.20% due 05/15/2016	750,000	743,452
TECO Energy, Inc.
6.75% due 05/01/2015	13,000	12,643
7.00% due 05/01/2012	5,000	4,975

		1,958,431

Financial Services - 8.07%
Aiful Corp.
5.00% due 08/10/2010	645,000	613,327
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	304,341
American General Finance Corp.
5.375% due 10/01/2012	346,000	336,639
Amerus Capital I
8.85% due 02/01/2027	649,000	682,272
Arch Western Finance LLC
6.75% due 07/01/2013	44,000	42,130
Associates Corp. of North America
8.55% due 07/15/2009	519,000	559,691
Beneficial Corp.
8.40% due 05/15/2008	303,000	316,980
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)	480,000	451,278

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
CIT Group, Inc.
5.60% due 04/27/2011	$750,000	$741,948
Citigroup, Inc.
4.875% due 05/07/2015	1,989,000	1,837,202
Credit Suisse First Boston USA, Inc.
6.125% due 11/15/2011	1,125,000	1,140,046
E*TRADE Financial Corp.
7.375% due 09/15/2013	13,000	13,000
8.00% due 06/15/2011	22,000	22,440
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	903,498
Erac USA Finance Company
8.00% due 01/15/2011	1,816,000	1,962,030
Farmers Exchange Capital
7.05% due 07/15/2028	425,000	406,668
Ford Motor Credit Company
6.625% due 06/16/2008	40,000	38,072
7.00% due 10/01/2013 (a)	44,000	37,868
General Electric Capital Corp.
6.125% due 02/22/2011	433,000	441,138
6.75% due 03/15/2032	2,141,000	2,285,355
General Motors Acceptance Corp.
6.875% due 09/15/2011	865,000	825,348
8.00% due 11/01/2031 (a)	100,000	96,115
Goldman Sachs Group, Inc.
6.125% due 02/15/2033	826,000	771,543
6.875% due 01/15/2011	692,000	719,046
Hartford Financial Services Group, Inc.
7.90% due 06/15/2010	173,000	185,715
Household Finance Corp.
6.375% due 11/27/2012	705,000	722,031
7.00% due 05/15/2012	852,000	896,583
International Lease Finance Corp.
5.75% due 10/15/2006	606,000	605,910
John Deere Capital Corp.
7.00% due 03/15/2012	346,000	365,287
JP Morgan Chase Capital XV
5.875% due 03/15/2035	433,000	384,231
JSG Funding PLC
9.625% due 10/01/2012	18,000	18,540
Lehman Brothers Holdings, Inc.
4.375% due 11/30/2010	433,000	409,775
Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	1,411,000	1,357,388
Mizuho Financial Group, Cayman
5.79% due 04/15/2014	779,000	762,650
Morgan Stanley
4.75% due 04/01/2014	649,000	595,016
6.75% due 04/15/2011	684,000	710,147
Morgan Stanley Dean Witter
6.60% due 04/01/2012	865,000	897,923
Nationwide Financial Services, Inc.
6.25% due 11/15/2011	614,000	623,791
Pemex Finance, Ltd.
8.875% due 11/15/2010	563,000	611,052

The accompanying notes are an integral part of the financial statements.

84

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Sun Canada Financial Company
7.25% due 12/15/2015	$1,471,000	$1,548,119
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	1,024,775
TIAA Global Markets
4.125% due 11/15/2007	640,000	625,599
UFJ Finance Aruba AEC
6.75% due 07/15/2013	714,000	743,832
United States Bancorp Oregon
7.50% due 06/01/2026	2,399,000	2,731,967

		31,368,306
Food & Beverages - 1.34%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	1,254,000	1,380,968
General Mills, Inc.
6.00% due 02/15/2012	237,000	238,395
Kraft Foods, Inc.
5.625% due 11/01/2011	390,000	384,140
6.50% due 11/01/2031	1,064,000	1,062,561
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	108,785
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	433,000	466,517
Tricon Global Restaurants, Inc.
7.65% due 05/15/2008	463,000	477,158
Tyson Foods, Inc.
8.25% due 10/01/2011	1,038,000	1,098,890

		5,217,414
Forest Products - 0.25%
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	706,989
7.95% due 03/15/2025	260,000	274,391

		981,380
Gas & Pipeline Utilities - 0.87%
Colorado Interstate Gas Company
5.95% due 03/15/2015	5,000	4,544
Duke Energy Field Services
5.75% due 11/15/2006	217,000	216,901
El Paso Production Holding Company
7.75% due 06/01/2013	35,000	35,262
Kinder Morgan Energy Partners
7.125% due 03/15/2012	692,000	716,430
National Gas Company
6.05% due 01/15/2036	885,000	814,676
Northern Border Partners, LP
7.10% due 03/15/2011	865,000	902,946
Praxair, Inc.
6.50% due 03/01/2008	524,000	531,178
Tennessee Gas Pipeline Company
8.375% due 06/15/2032	35,000	37,431
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	87,000
7.625% due 07/15/2019 (a)	5,000	5,075
7.875% due 09/01/2021	9,000	9,135

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc. (continued)
8.125% due 03/15/2012	$9,000	$9,338

		3,369,916
Healthcare Products - 0.02%
Angiotech Pharmaceuticals, Inc.
7.75% due 04/01/2014	34,000	32,470
CDRV Investors, Inc.
zero coupon, Step up to 9.625% on
01/01/2010 due 01/01/2015	87,000	58,725

		91,195
Healthcare Services - 0.16%
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,350
7.25% due 03/15/2015	13,000	12,480
WellPoint, Inc.
5.00% due 01/15/2011	605,000	582,711

		607,541
Homebuilders - 0.74%
Beazer Homes USA, Inc.
8.625% due 05/15/2011	83,000	83,622
Centex Corp.
7.875% due 02/01/2011	865,000	914,801
D.R. Horton, Inc.
6.50% due 04/15/2016	375,000	360,557
7.875% due 08/15/2011	500,000	524,817
9.75% due 09/15/2010 (a)	91,000	100,285
KB Home
6.25% due 06/15/2015	35,000	31,120
6.375% due 08/15/2011	5,000	4,762
Pulte Homes, Inc.
8.125% due 03/01/2011 (a)	805,000	852,068

		2,872,032
Hotels & Restaurants - 0.27%
Aztar Corp.
9.00% due 08/15/2011	26,000	27,203
Majestic Star LLC
9.75% due 01/15/2011	35,000	35,087
Marriott International, Inc.
4.625% due 06/15/2012	822,000	758,340
Park Place Entertainment Corp.
8.125% due 05/15/2011	156,000	164,385
Riviera Holdings Corp.
11.00% due 06/15/2010	65,000	68,738

		1,053,753
Household Products - 0.28%
Procter & Gamble, Series A
9.36% due 01/01/2021	900,000	1,104,084
Industrials - 0.01%
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	30,625
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012 (a)	5,000	4,775

		35,400

The accompanying notes are an integral part of the financial statements.

85

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance - 5.42%
AAG Holding Company, Inc.
6.875% due 06/01/2008	$1,479,000	$1,505,042
ACE Capital Trust II
9.70% due 04/01/2030	627,000	772,310
Aetna Inc.
6.00% due 06/15/2016	750,000	739,131
Allstate Corp.
5.55% due 05/09/2035	606,000	529,451
Cigna Corp.
7.875% due 05/15/2027	74,000	81,308
Citizens Property Insurance Corp.
7.125% due 02/25/2019	3,217,000	3,474,894
Dai Ichi Mutual Life Insurance Company
5.73% due 03/17/2014	700,000	668,129
Equitable Life Assurance Society
7.70% due 12/01/2015	680,000	755,434
Everest Reinsurance Holdings, Inc.
8.75% due 03/15/2010	596,000	648,641
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	519,000	527,895
Jackson National Life Insurance Company
8.15% due 03/15/2027	1,298,000	1,515,113
Liberty Mutual Insurance Company
7.697% due 10/15/2097	1,471,000	1,392,431
MetLife, Inc.
5.70% due 06/15/2035	692,000	617,299
Metropolitan Life Global Mountain
4.25% due 07/30/2009	500,000	482,162
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	865,000	998,176
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	201,121
New York Life Insurance Company
5.875% due 05/15/2033	265,000	253,114
Ohio National Life Insurance Company
8.50% due 05/15/2026	995,000	1,124,808
Premium Asset Trust
4.125% due 03/12/2009	563,000	534,484
Principal Life Global Funding I
6.125% due 10/15/2033	697,000	682,011
Prudential Financial
7.65% due 07/01/2007	650,000	662,535
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	887,980
Safeco Corp.
4.875% due 02/01/2010	368,000	357,199
7.25% due 09/01/2012	116,000	123,924
The St. Paul Companies, Inc.
5.50% due 12/01/2015	135,000	127,512
5.75% due 03/15/2007	368,000	368,104
Unumprovident Corp.
7.625% due 03/01/2011	3,000	3,126
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	335,324
5.60% due 05/15/2015	727,000	686,193

		21,054,851

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil - 0.58%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033	$238,000	$232,675
Canadian Oil Sands
7.90% due 09/01/2021	865,000	987,843
Kerr-McGee Corp.
7.125% due 10/15/2027	35,000	35,674
Newfield Exploration Co.
6.625% due 04/15/2016	25,000	23,563
Pemex Project Funding Master Trust
9.125% due 10/13/2010 (a)	865,000	947,175
Pioneer Natural Resources Company
6.875% due 05/01/2018 (a)	35,000	33,701

		2,260,631
Leisure Time - 0.27%
AMC Entertainment, Inc.
11.00% due 02/01/2016 (a)	40,000	42,800
Harrah's Operating Company, Inc.
6.50% due 06/01/2016	700,000	682,069
Mandalay Resort Group
10.25% due 08/01/2007	48,000	49,740
MGM Mirage, Inc.
6.00% due 10/01/2009	135,000	131,287
Movie Gallery, Inc.
11.00% due 05/01/2012 (a)	18,000	13,410
MTR Gaming Group, Inc.
9.00% due 06/01/2012	25,000	25,125
OED Corp./ Diamond Jo
8.75% due 04/15/2012	10,000	10,062
Seneca Gaming Corp.
7.25% due 05/01/2012	9,000	8,719
Station Casinos, Inc.
6.00% due 04/01/2012	35,000	32,769
6.875% due 03/01/2016	9,000	8,393
Wynn Las Vegas LLC
6.625% due 12/01/2014	61,000	57,492

		1,061,866
Life Sciences - 0.01%
Fisher Scientific International, Inc.
6.125% due 07/01/2015	31,000	29,876
6.75% due 08/15/2014	9,000	8,966

		38,842
Manufacturing - 0.28%
Koppers, Inc.
9.875% due 10/15/2013	12,000	12,870
Tyco International Group SA
6.75% due 02/15/2011	1,050,000	1,083,337

		1,096,207
Medical-Hospitals - 0.15%
HCA, Inc.
7.875% due 02/01/2011	130,000	132,799
Quest Diagnostics, Inc.
5.45% due 11/01/2015	450,000	426,641

The accompanying notes are an integral part of the financial statements.

86

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
Triad Hospitals, Inc.
7.00% due 05/15/2012	$31,000	$30,845

		590,285

Metal & Metal Products - 0.19%
FastenTech, Inc.
11.50% due 05/01/2011	25,000	25,438
Hawk Corp.
8.75% due 11/01/2014	18,000	18,090
Inco, Ltd.
5.70% due 10/15/2015	217,000	203,730
Novelis, Inc.
7.25% due 02/15/2015	22,000	21,120
Vale Overseas, Ltd.
6.25% due 01/11/2016	490,000	466,725

		735,103

Mining - 0.16%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012	615,000	628,043
Newspapers - 0.21%
News America Holdings, Inc.
9.25% due 02/01/2013	701,000	811,644
Office Furnishings & Supplies - 0.01%
IKON Office Solutions, Inc.
7.75% due 09/15/2015 (a)	35,000	34,650
Paper - 0.23%
Abitibi-Consolidated, Inc.
8.55% due 08/01/2010 (a)	22,000	20,845
Bowater Canada Finance Corp.
7.95% due 11/15/2011	74,000	70,300
Georgia-Pacific Corp.
8.00% due 01/15/2024	18,000	17,010
Norske Skog Canada, Ltd.
8.625% due 06/15/2011	15,000	14,625
Temple-Inland, Inc.
6.625% due 01/15/2018	500,000	497,471
Willamette Industries, Inc.
7.00% due 02/01/2018	260,000	263,063

		883,314

Petroleum Services - 0.55%
Baker Hughes, Inc.
6.875% due 01/15/2029 (a)	173,000	187,070
Halliburton Company
5.50% due 10/15/2010	593,000	587,394
Hornbeck Offshore Services, Inc.
6.125% due 12/01/2014	22,000	20,405
Noram Energy Corp.
6.50% due 02/01/2008	887,000	894,381
Petroleum Export, Ltd.
5.265% due 06/15/2011	426,510	413,408
Pride International, Inc.
7.375% due 07/15/2014	35,000	35,175

		2,137,833

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Pharmaceuticals - 0.41%
Athena Neurosciences, Inc.
7.25% due 02/21/2008	$22,000	$21,835
Mylan Laboratories, Inc.
5.75% due 08/15/2010	5,000	4,762
6.375% due 08/15/2015	26,000	24,830
Omnicare, Inc.
6.75% due 12/15/2013	20,000	19,050
6.875% due 12/15/2015	30,000	28,500
Schering Plough Corp.
5.55% due 12/01/2013	545,000	528,297
6.75% due 12/01/2033 (b)	926,000	949,481

		1,576,755
Publishing - 0.19%
Dex Media East LLC
12.125% due 11/15/2012	26,000	29,185
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	48,000	40,440
8.00% due 11/15/2013	30,000	30,150
E.W. Scripps Company
6.625% due 10/15/2007	433,000	434,795
Scholastic Corp.
5.00% due 04/15/2013 (a)	230,000	198,365

		732,935
Railroads & Equipment - 0.14%
Canadian National Railway Company
7.375% due 10/15/2031	433,000	498,137
Greenbrier Companies, Inc.
8.375% due 05/15/2015	18,000	18,383
Grupo Transportacion Ferroviaria Mexicana, S.A.
de C.V.
9.375% due 05/01/2012	10,000	10,650

		527,170
Real Estate - 3.22%
AMB Property LP, REIT
5.45% due 12/01/2010	255,000	251,891
7.50% due 06/30/2018	364,000	389,897
Archstone-Smith Trust, REIT
5.75% due 03/15/2016	925,000	893,125
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	822,000	789,939
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	480,000	468,354
ERP Operating LP, REIT
5.125% due 03/15/2016	649,000	599,681
5.375% due 08/01/2016	425,000	398,875
Health Care Property Investors, Inc., REIT
7.072 due 06/08/2015 (b)	433,000	452,847
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,298,000	1,394,179
Host Marriott LP, REIT
9.50% due 01/15/2007	104,000	106,600
Kimco Realty Corp. - REIT
5.584% due 11/23/2015	410,000	392,104

The accompanying notes are an integral part of the financial statements.

87

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Liberty Property LP, REIT
7.25% due 03/15/2011	$1,298,000	$1,359,023
Prologis, REIT
5.625% due 11/15/2015	600,000	572,908
Realty Income Corp., REIT
5.375% due 09/15/2017	390,000	361,301
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	725,000	702,023
Regency Centers LP, REIT
7.95% due 01/15/2011	606,000	650,479
Rouse Company LP, REIT
6.75% due 05/01/2013	40,000	38,956
Simon Property Group LP, REIT
5.10% due 06/15/2015	346,000	319,777
5.75% due 12/01/2015	600,000	580,610
Spieker Properties LP, REIT
7.25% due 05/01/2009	390,000	407,023
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016	433,000	402,076
6.05% due 06/01/2013	950,000	937,550
Ventas Realty LP, REIT
6.625% due 10/15/2014	5,000	4,850
6.75% due 06/01/2010	13,000	12,870
7.125% due 06/01/2015	22,000	22,000

		12,508,938
Retail Grocery - 0.20%
Delhaize America, Inc.
9.00% due 04/15/2031	13,000	14,256
Kroger Co.
6.75% due 04/15/2012	671,000	688,861
Pathmark Stores, Inc.
8.75% due 02/01/2012	57,000	54,150

		757,267
Retail Trade - 0.46%
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	519,516
GSC Holdings Corp.
8.00% due 10/01/2012 (a)	22,000	22,000
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	59,000	55,755
Neff Corp.
11.25% due 06/15/2012	35,000	37,800
Target Corp.
6.35% due 01/15/2011	433,000	444,695
Wal-Mart Stores, Inc.
4.125% due 02/15/2011	757,000	711,270

		1,791,036
Sanitary Services - 0.04%
Allied Waste North America, Inc.
8.50% due 12/01/2008	148,000	153,180
Semiconductors - 0.01%
MagnaChip Semiconductor SA
6.875% due 12/15/2011	18,000	16,290
8.00% due 12/15/2014	22,000	18,260

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
Sensata Technologies BV
8.00% due 05/01/2014	$20,000	$19,300

		53,850

Steel - 0.02%
United States Steel LLC
10.75% due 08/01/2008	61,000	65,575
Telecommunications Equipment &
Services - 0.80%
Bellsouth Corp.
4.75% due 11/15/2012	973,000	902,176
Citizens Communications Company
9.25% due 05/15/2011	83,000	89,225
France Telecom SA
7.75 due 03/01/2011	908,000	975,378
GCI, Inc.
7.25% due 02/15/2014	65,000	62,887
Insight Midwest LP
10.50% due 11/01/2010	83,000	86,320
Insight Midwest LP/ Insight Capital, Inc.
9.75% due 10/01/2009	31,000	31,620
Intelsat Bermuda Ltd.
9.25% due 06/15/2016	45,000	46,463
Intelsat Subsidiary Holding Co., Ltd.
8.25% due 01/15/2013	18,000	17,865
8.63% due 01/15/2015	18,000	18,045
Lucent Technologies, Inc.
6.45% due 03/15/2029	13,000	11,050
PanAmSat Corp.
9.00% due 08/15/2014	12,000	12,180
Singapore Telecommunications, Ltd.
7.375% due 12/01/2031	692,000	776,176
Syniverse Technologies Inc., Series B
7.75% due 08/15/2013	44,000	42,790
United States West Communications, Inc.
6.875% due 09/15/2033	22,000	19,030

		3,091,205

Telephone - 1.55%
Alltel Corp.
7.875% due 07/01/2032 (a)	260,000	291,490
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	930,161
AT&T Corp.
7.30 due 11/15/2011 (b)	62,000	65,815
8.00% due 11/15/2031 (b)	18,000	20,666
British Telecommunications PLC
8.375% due 12/15/2010 (b)	519,000	569,794
Qwest Communications International, Inc.
7.25% due 02/15/2011	87,000	84,390
Sprint Capital Corp.
6.875% due 11/15/2028	1,298,000	1,307,614
Telecom Italia Capital SA
6.00% due 09/30/2034	1,341,000	1,157,843
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	574,687

The accompanying notes are an integral part of the financial statements.

88

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Verizon Communications, Inc.
8.75% due 11/01/2021	$865,000	$1,006,715
Windstream Corp.
8.125% due 08/01/2013	5,000	5,100
8.625% due 08/01/2016	25,000	25,562

		6,039,837

Tobacco - 0.27%
Alliance One International, Inc.
11.00% due 05/15/2012	18,000	17,100
Altria Group, Inc.
7.00% due 11/04/2013	926,000	976,930
Reynolds American, Inc.
7.25% due 06/01/2013	30,000	29,325
7.30% due 07/15/2015 (a)	44,000	42,625

		1,065,980

TOTAL CORPORATE BONDS (Cost $173,489,217)		$174,140,221

MUNICIPAL BONDS - 1.54%
Arizona - 0.23%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	875,000	887,162
California - 0.52%
San Bernardino County California, Series A
5.15% due 08/01/2011	795,000	776,628
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	1,125,000	1,242,641

		2,019,269

Florida - 0.26%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	1,000,571
Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	113,053
Maryland - 0.07%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	263,198
Michigan - 0.30%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	1,155,000	1,168,895
New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	122,758
New York - 0.10%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	435,000	407,900

TOTAL MUNICIPAL BONDS (Cost $6,016,296)		$5,982,806

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.51%
Asset Securitization Corp.,
Series 1997-D5, Class A1B
6.66% due 02/14/2043	$443,713	$445,125
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,641,112
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	2,594,203	2,424,415
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	1,851,007	1,870,023
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	2,039,031	2,062,561
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	2,594,203	2,653,274
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	2,431,968	2,480,485
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.7426% due 05/12/2035	570,725	559,740
Government National Mortgage Association,
Series 2005-74, Class HA
7.50% due 09/16/2035	340,619	354,457
Government National Mortgage Association,
Series 2005-74, Class HB
7.50% due 09/16/2035	233,375	241,105
Government National Mortgage Association,
Series 2005-74, Class HC
7.50% due 09/16/2035	163,949	170,609
JP Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,500,000	1,450,722
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,401,905
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	1,933,544	1,932,568
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,338,451
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030	903,740	914,230
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031	2,411,010	2,430,481
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035	1,729,469	1,772,159
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	726,377	744,260

The accompanying notes are an integral part of the financial statements.

89

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	$259,421	$261,141
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	2,464,493	2,498,265
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	2,594,203	2,404,704

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,361,133)		$33,051,792

ASSET BACKED SECURITIES - 4.28%
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009	1,505,000	1,428,498
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	2,660,000	2,557,586
Carmax Auto Owner Trust,
Series 2004-2, Class A4
3.46% due 09/15/2011	2,595,000	2,506,011
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	1,786,000	1,732,592
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	2,595,000	2,529,533
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	587,423	605,260
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	217,000	223,504
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/2011	2,595,000	2,528,327
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67% due 10/15/2010	718,000	699,729
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	1,855,000	1,821,846

TOTAL ASSET BACKED SECURITIES
(Cost $16,980,439)		$16,632,886

SHORT TERM INVESTMENTS - 25.52%
State Street Navigator Securities
Lending Prime Portfolio (c)	$99,201,553	$99,201,553

TOTAL SHORT TERM INVESTMENTS
(Cost $99,201,553)		$99,201,553

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.81%
UBS Tri-Party Repurchase
Agreement dated 06/30/2006 at
4.50% to be repurchased at
$7,031,636 on 07/03/2006,
collateralized by $6,136,000
U.S.Treasury Bonds, 12.00% due
08/15/2013 (valued at $7,247,431,
including interest)	$7,029,000	$7,029,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,029,000)		$7,029,000

Total Investments (Investment Quality Bond Trust)
(Cost $485,819,058) - 124.12%		$482,439,765
Liabilities in Excess of Other Assets - (24.12)%		(93,750,849)

TOTAL NET ASSETS - 100.00%		$388,688,916

Real Return Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 98.42%
Treasury Inflation Protected
Securities (d) - 96.49%
0.875% due 04/15/2010 ***	$34,706,425	$32,739,265
1.625% due 01/15/2015	34,439,275	32,105,222
1.875% due 07/15/2013 to 07/15/2015	126,701,585	120,508,876
2.00% due 07/15/2014 to 01/15/2016	66,211,659	63,400,582
2.00% due 01/15/2014 to 01/15/2026 ***	82,526,622	78,401,296
2.375% due 04/15/2011 to 01/15/2025	63,186,516	61,560,919
3.00% due 07/15/2012	35,504,793	36,561,628
3.375% due 01/15/2007 to 01/15/2012	5,255,530	5,499,437
3.375% due 04/15/2032 ***	12,653,334	14,936,869
3.50% due 01/15/2011	74,520,096	77,946,306
3.625% due 01/15/2008 to 04/15/2028	109,515,579	121,019,945
3.875% due 01/15/2009 to 04/15/2029	63,428,630	74,753,374
4.25% due 01/15/2010	55,192,455	58,633,373

		778,067,092
U.S. Treasury Bonds - 0.46%
4.50% due 02/15/2036	2,900,000	2,600,259
6.625% due 02/15/2027	1,000,000	1,164,375

		3,764,634
U.S. Treasury Notes - 1.47%
4.125% due 05/15/2015	400,000	371,422
4.50% due 02/28/2011	1,000,000	975,078
4.875% due 04/30/2011	10,600,000	10,491,933

		11,838,433

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $788,361,529)		$793,670,159

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.37%
Federal Home Loan Mortgage Corp. - 0.07%
4.559% due 01/01/2034 ***	544,472	532,946

The accompanying notes are an integral part of the financial statements.

90

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association - 8.30%
4.363% due 03/01/2044 ***		$8,493,658	$8,531,170
4.665% due 07/01/2035 ***		5,224,934	5,151,372
4.678% due 09/01/2044 ***		264,948	266,087
4.767% due 01/01/2035 ***		564,658	554,746
5.1113% due 09/07/2006 (b)***		21,200,000	21,191,244
5.211% due 10/01/2044 (b)***		321,718	323,100
5.2994% due 09/21/2006 (b)***		10,700,000	10,698,053
5.50% TBA **		21,100,000	20,262,583

			66,978,355

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $67,579,227)			$67,511,301

FOREIGN GOVERNMENT OBLIGATIONS - 3.70%
France - 3.38%
Government of France
zero coupon due 07/13/2006 ***	EUR	21,370,000	27,284,550
Germany - 0.32%
Federal Republic of Germany, Series 0606
zero coupon due 07/12/2006 ***		2,000,000	2,553,700

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $28,593,311)			$29,838,250

CORPORATE BONDS - 4.94%
Automobiles - 1.09%
DaimlerChrysler N.A. Holding Corp.
5.78% due 09/10/2007 (b)***		$4,600,000	4,613,436
DaimlerChrysler NA Holding Corp.
5.4863% due 03/07/2007 (b)***		700,000	700,122
Toyota Motor Credit Corp., MTN
5.1919% due 09/18/2006 (b)***		3,500,000	3,500,042

			8,813,600
Banking - 0.94%
Charter One Bank NA, Series BKNT
5.1575% due 04/24/2009 (b)***		5,900,000	5,898,643
Wachovia Bank NA, Series BKNT
5.3081% due 12/02/2010 (b)***		1,700,000	1,699,431

			7,598,074
Cable and Television - 0.20%
CSC Holdings, Inc.
7.875% due 12/15/2007 ***		1,600,000	1,620,000
Financial Services - 2.57%
Citigroup, Inc.
5.1656% due 01/30/2009 (b)***		700,000	699,845
5.1988% due 05/02/2008 (b)***		700,000	700,447
Ford Motor Credit Company
6.3744% due 03/21/2007 (b)***		5,900,000	5,878,890
General Electric Capital Corp., MTN
5.3106% due 03/04/2008 (b)***		2,100,000	2,100,890
5.34% due 12/12/2008 (b)***		600,000	600,130
Goldman Sachs Group, Inc.
5.79% due 06/28/2010 (b)***		3,500,000	3,517,290

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc., MTN, Series B
3.151% due 08/01/2006 (b)***		$2,100,000	$2,100,137
Nisource Finance Corp.
5.7638% due 11/23/2009 (b)***		400,000	400,439
Phoenix Quake Wind, Ltd.
7.44% due 07/03/2008 (b)		1,500,000	1,513,635
Pylon, Ltd., Class A Catastrophe Bond
3.616% due 12/29/2008 (b)	EUR	600,000	776,984
Pylon, Ltd., Class B Catastrophe Bond
6.016% due 12/29/2008 (b)		1,000,000	1,293,057
Rabobank Nederland
5.0883% due 01/15/2009 (b)***		$500,000	499,868
Vita Capital, Ltd., 2003-1
6.34% due 01/01/2007 (b)		600,000	601,254

			20,682,866

Gas & Pipeline Utilities - 0.01%
El Paso Corp.
7.625% due 08/16/2007 (a)***		100,000	101,000
Paper - 0.13%
Koch Forest Products, Inc.
6.88% due 12/20/2012 (b)*** (f)		997,500	997,733

TOTAL CORPORATE BONDS (Cost $39,696,906)			$39,813,273

MUNICIPAL BONDS - 0.19%
California - 0.01%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed
Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023 ***		85,000	85,594
New Jersey - 0.08%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds
6.125% due 06/01/2042 ***		580,000	614,574
New York - 0.02%
New York City Municipal Finance Authority Water
& Sewer System Revenue, Series D
4.75% due 06/15/2038 ***		200,000	194,860
Rhode Island - 0.08%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023 ***		600,000	628,824

TOTAL MUNICIPAL BONDS (Cost $1,318,192)			$1,523,852

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.83%
Banc of America Funding Corp.,
Series 2006-A, Class 1A1
4.6218% due 02/20/2036 (b)***		2,369,563	2,313,753
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033 ***		231,689	230,676
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 1A1
4.2028% due 01/25/2034 (b)***		2,567,355	2,552,748

The accompanying notes are an integral part of the financial statements.

91

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	$184,833	$183,437
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	3,044,247	2,983,604
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WMC1, Class A2A
5.4025% due 12/25/2035 (b)***	1,427,924	1,428,176
Countrywide Alternative Loan Trust, Series
2006-OA8, Class 2A1
5.3925% due 07/25/2046 (b)***	694,099	697,564
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.795% due 11/19/2033 (b)***	207,571	198,365
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
5.6625% due 06/25/2035 (b)***	630,550	629,914
Countrywide Home Loans,
Series 2005-3, Class 1A2
5.6125% due 04/25/2035 (b)***	2,713,079	2,716,928
CS First Boston Mortgage Securities Corp.,
Series 2005-C6, Class A1
4.938% due 12/15/2040 ***	752,198	740,250
FBR Securitization Trust,
Series 2005-2, Class AVB1
5.4425% due 09/25/2035 (b)***	593,518	593,531
FBR Securitization Trust,
Series 2005-2, Class AVB2
5.5025% due 09/25/2035 (b)***	1,800,000	1,800,498
FBR Securitization Trust,
Series 2005-3, Class AV21
5.4325% due 10/25/2035 (b)***	265,845	265,890
FBR Securitization Trust,
Series 2005-4, Class AV21
5.4425% due 10/25/2035 (b)***	438,259	438,288
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-62,
Class 1A1
5.211% due 10/25/2044 (b)***	129,004	129,814
Federal Home Loan Mortgage Corp.,
Serie 2672, Class TN
4.00% due 03/15/2023 ***	300,000	294,798
Federal Home Loan Mortgage Corp.,
Series 2752, Class FM
5.5488% due 12/15/2030 (b)***	358,640	359,348
Federal Home Loan Mortgage Corp.,
Series 2905, Class UY
4.00% due 10/15/2023 ***	679,060	662,163
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
5.211% due 02/25/2045 (b)***	3,927,412	3,896,926
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
5.6725% due 05/25/2042 (b)***	256,014	256,631

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044 ***	$1,000,000	$991,267
Federal National Mortgage Association,
Series 2003-13, Class MC
4.50% due 10/25/2022 ***	138,574	137,942
Federal National Mortgage Association,
Series 2004-63, Class FA
5.4725% due 08/25/2034 (b)***	805,795	804,678
Federal National Mortgage Association,
Series 2006-5, Class 3A2
4.6811% due 05/25/2035 (b)***	1,900,000	1,839,791
First Horizon Alternative Mortgage Securities,
Series 2004-AA1, Class A1
4.7443% due 06/25/2034 (b)***	847,546	830,481
GE Capital Commercial Mortgage Corp.,
Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)***	4,354,521	4,204,966
GGP Mall Properties Trust,
Series 2001-C1A, Class A2
5.007% due 11/15/2011 ***	858,630	856,863
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
5.5425% due 06/25/2045 (b)***	1,434,720	1,438,983
Harborview Mortgage Loan Trust,
Series 2006-1, Class 2A1A
5.4919% due 03/19/2037 (b)***	988,854	989,935
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class 2A1
5.4025% due 12/25/2035 (b)***	664,544	664,674
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.4025% due 07/25/2046 (b)***	1,100,000	1,100,000
Lehman XS Trust, Series 2006-4N, Class A1A
5.4025% due 04/25/2046 (b)***	1,989,885	1,990,181
Master Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.7859% due 11/21/2034 (b)***	500,000	470,551
Mellon Residential Funding Corp, Series
2001-TBC1, Class A1
5.5488% due 11/15/2031 (b)***	1,105,386	1,108,438
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
5.6388% due 12/15/2030 (b)***	839,573	842,288
SACO I Trust, Series 2005-9, Class A2
5.4325% due 12/25/2035 (b)***	993,870	993,883
Sequoia Mortgage Trust, Series 5, Class A
5.6019% due 10/19/2026 (b)***	459,872	460,866
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)***	590,089	577,739
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
5.682% due 01/25/2035 (b)***	529,768	531,754
Structured Asset Mortgage Investments Inc,
Series 2006-AR4, Class 2A1
5.54% due 06/25/2036 (b)***	300,000	300,000

The accompanying notes are an integral part of the financial statements.

92

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc.,
Series 2005-AR11, Class A1B1
5.6125% due 08/25/2045 (b)***	$285,188	$286,049
Washington Mutual, Inc.,
Series 2005-AR15, Class A1A1
5.5825% due 11/25/2045 (b)***	563,337	564,822
Washington Mutual, Inc.,
Series 2006-AR7, Class 3A
5.259% due 07/25/2046 (b)***	1,700,000	1,697,344

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,338,429)		$47,056,797

ASSET BACKED SECURITIES - 7.30%
AAA Trust, Series 2005-2, Class A1
5.4225% due 11/26/2035 (b)***	98,928	99,011
ACE Securities Corp., Series 2005-HE6, Class A2A
5.4325% due 10/25/2035 (b)***	2,369,509	2,369,960
Aegis Asset Backed Securities Trust,
Series 2004-3, Class A2A
5.5225% due 09/25/2034 (b)***	178,862	178,859
Argent Securities Inc, Series 2006-W3, Class A2A
5.3925% due 04/25/2036 (b)***	782,995	783,103
Argent Securities, Inc., Series 2005-W2, Class A2A
5.4425% due 10/25/2035 (b)***	571,619	571,686
Argent Securities, Inc., Series 2005-W4, Class A2A
5.4625% due 02/25/2036 (b)***	2,238,799	2,239,064
Argent Securities, Inc., Series 2006-W1, Class A2A
5.4025% due 03/25/2036 (b)***	1,048,868	1,049,031
Bear Stearns Asset Backed Securities, Inc.,
Series 2002-2, Class A1
5.6525% due 10/25/2032 (b)***	41,207	41,374
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-BO1, Class 1A1
5.5225% due 09/25/2034 (b)***	920,197	920,783
Bear Stearns Asset Backed Securities, Inc.,
Series 2004-FR2, Class 1A1
5.5325% due 01/25/2029 (b)	0	0
Bear Stearns Asset Backed Securities, Inc.,
Series 2005-4, Class A
5.6525% due 01/25/2036 (b)***	227,732	227,826
Bear Stearns Asset Backed Securities, Inc.,
Series 2006-EC1, Class A1
5.4025% due 12/25/2035 (b)***	579,916	580,006
Capital One Auto Finance Trust,
Series 2006-A, Class A1
5.117% due 05/15/2007 ***	1,070,943	1,070,748
Carrington Mortgage Loan Trust,
Series 2005-FRE1, Class A1
5.4425% due 12/25/2035 (b)***	1,607,275	1,607,400
Carrington Mortgage Loan Trust,
Series 2005-NC3, Class A1A
5.4025% due 06/25/2035 (b)***	36,376	36,376
Centex Home Equity, Series 2006-A, Class AV1
5.3725% due 06/25/2036 (b)***	2,618,682	2,618,682
Countrywide Asset-Backed Certificates,
Series 2006-1, Class AF1
5.4525% due 07/25/2036 (b)***	730,267	730,609

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
5.41% due 09/25/2046 (b)***	$700,000	$700,000
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A1
5.3925% due 07/25/2036 (b)***	645,135	645,135
Countrywide Asset-Backed Certificates,
Series 2006-6, Class 2A1
5.3925% due 09/25/2036 (b)***	1,383,261	1,383,261
Countrywide Asset-Backed Certificates,
Series 2006-8, Class 2A1
5.3706% due 01/25/2036 (b)***	1,600,000	1,600,000
Equity One ABS, Inc., Series 2004-1, Class AV2
5.6225% due 04/25/2034 (b)***	235,809	236,657
Federal Home Loan Mortgage Corp. Sturctured
Pass Through Securities, Series T-32, Class A1
5.5825% due 08/25/2031 (b)***	198,099	199,006
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF1, Class 2A1
5.4125% due 01/25/2036 (b)***	1,624,406	1,624,815
First NLC Trust, Series 2005-3, Class AV1
5.4325% due 12/25/2035 (b)***	824,456	824,528
Ford Credit Auto Owner Trust,
Series 2005-C, Class A2
4.24% due 03/15/2008 ***	820,921	817,110
Fremont Home Loan Trust,
Series 2005-E, Class 2A1
5.4125% due 01/25/2036 (b)***	2,005,863	2,005,828
GSAMP Trust, Series 2004-SEA2, Class A2A
5.6125% due 03/25/2034 (b)***	321,292	321,826
GSAMP Trust, Series 2005-WMC2, Class A2A
5.4325% due 11/25/2035 (b)***	1,605,381	1,605,600
GSR Mortgage Loan Trust,
Series 2005-HEL1, Class A2A
5.4225% due 11/25/2030 (b)***	740,268	740,297
Home Equity Asset Trust, Series 2005-8, Class 2A1
5.4325% due 02/25/2036 (b)***	638,322	638,504
Home Equity Asset Trust, Series 2006-2, Class 2A1
5.4025% due 05/25/2036 (b)***	694,695	694,695
Indymac Residential Asset Backed Trust,
Series 2005-D, Class AII1
5.4225% due 03/25/2036 (b)***	836,367	836,497
Indymac Residential Asset Backed Trust,
Series 2006-A, Class A1
5.4125% due 03/25/2036 (b)***	1,754,336	1,754,546
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class A2
5.3925% due 05/25/2035 (b)***	926,320	926,533
Long Beach Mortgage Loan Trust,
Series 2004-6, Class 1A1
5.5225% due 11/25/2034 (b)***	812,672	813,203
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 2A1
5.4025% due 02/25/2036 (b)***	550,086	550,086
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.3925% due 03/25/2036 (b)***	242,011	242,011

The accompanying notes are an integral part of the financial statements.

93

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust, Series 2006-3,
Class 2A1
5.3825% due 04/25/2036 (b)***	$276,711	$276,711
Merrill Lynch Mortgage Investors Inc,
Series 2006-AHL1, Class A2A
5.40% due 05/25/2037 (b)***	800,000	800,000
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-WMC1, Class A2A
5.4025% due 01/25/2037 (b)***	498,585	498,663
Morgan Stanley ABS Capital I, Series 2006-WMC2,
Class A2A
5.3806% due 06/25/2036 (b)***	3,200,000	3,199,501
Nelnet Student Loan Trust, Series 2004-3, Class A3
5.19% due 07/25/2016 (b)***	500,000	500,795
Nelnet Student Loan Trust, Series 2004-4, Class A3
5.19% due 10/25/2016 (b)***	800,000	800,068
Nelnet Student Loan Trust, Series 2006-2, Class A1
5.0506% due 10/27/2014 (b)***	300,000	299,813
New Century Home Equity Loan Trust,
Series 2005-4, Class A2A
5.4325% due 09/25/2035 (b)***	464,335	464,384
New Century Home Equity Loan Trust,
Series 2005-B, Class A2A
5.4425% due 10/25/2035 (b)***	119,014	119,031
Newcastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.3925% due 03/25/2036 (b)***	434,593	434,593
Nomura Asset Acceptance Corp.,
Series 2006-S1, Class A1
5.4625% due 01/25/2036 (b)***	565,616	565,881
Renaissance Home Equity Loan Trust,
Series 2005-3, Class AF1
5.4725% due 11/25/2035 (b)***	57,722	57,728
Residential Asset Mortgage Products, Inc.,
Series 2003-RS10, Class AIIB
5.6625% due 11/25/2033 (b)***	364,805	364,798
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AII1
5.4825% due 09/25/2013 (b)***	87,284	87,275
Residential Asset Mortgage Products, Inc.,
Series 2005-RS5, Class AI1
5.4325% due 05/25/2035 (b)***	42,968	42,970
Residential Asset Mortgage Products, Inc.,
Series 2006-NC1, Class A1
5.4025% due 01/25/2036 (b)***	636,599	636,599
Residential Asset Securities Corp.,
Series 2005-EMX1, Class AI1
5.4225% due 03/25/2035 (b)***	91,832	91,843
Residential Asset Securities Corp.,
Series 2006-EMX4, Class A1
5.3625% due 06/25/2036 (b)***	1,388,544	1,388,327
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.3925% due 04/25/2036 (b)***	181,330	181,384
Residential Asset Securities Corp.,
Series 2006-KS4, Class A1
5.1306% due 06/25/2036 (b)***	2,285,324	2,284,967

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Securitized Asset Backed Receivables LLC Trust,
Series 2006-OP1, Class A2A
5.3925% due 10/25/2035 (b)***	$409,285	$409,285
SLM Student Loan Trust, Series 2004-4, Class A3
5.19% due 10/25/2013 (b)***	543,375	543,799
SLM Student Loan Trust, Series 2004-8, Class A2
5.12% due 07/25/2013 (b)***	565,266	565,412
SLM Student Loan Trust, Series 2005-9, Class A1
5.07% due 01/25/2013 (b)***	759,814	759,578
Soundview Home Equity Loan Trust,
Series 2005-B, Class A1
5.4325% due 05/25/2035 (b)***	1,240,545	1,240,523
Soundview Home Equity Loan Trust,
Series 2006-1, Class A1
5.3925% due 02/25/2036 (b)***	230,800	230,836
Soundview Home Equity Loan Trust,
Series 2006-2, Class A1
5.3925% due 03/25/2036 (b)***	80,294	80,306
Soundview Home Equity Loan Trust,
Series 2006-OPT1, Class 2A1
5.3925% due 03/25/2036 (b)***	474,536	474,610
Soundview Home Equity Loan Trust,
Series 2006-OPT5, Class 2A1
5.298% due 07/25/2036 (b)***	2,400,000	2,399,251
Structured Asset Investment Loan Trust,
Series 2005-6, Class A7
5.4125% due 07/25/2035 (b)***	194,458	194,490
Structured Asset Securities Corp.,
Series 2005-7XS, Class 2A1A
4.90% due 04/25/2035 ***	1,423,138	1,393,416
Structured Asset Securities Corp.,
Series 2005-S7, Class A1
5.4525% due 12/25/2035 (b)***	1,525,799	1,525,934
Susquehanna Auto Lease Trust,
Series 2006-1, Class A1
4.9909% due 04/16/2007 ***	297,889	297,582
Truman Capital Mortgage Loan Trust,
Series 2004-1, Class A1
5.6625% due 01/25/2034 (b)***	82,453	82,736
USAA Auto Owner Trust, Series 2006-1, Class A2
5.03% due 11/17/2008 ***	600,000	597,938
Wachovia Mortgage Loan Trust LLC,
Series 2005-WMC1, Class A1
5.4325% due 10/25/2035 (b)***	694,734	694,826

TOTAL ASSET BACKED SECURITIES
(Cost $58,891,837)		$58,870,509

OPTIONS - 0.02%
Call Options - 0.02%
Over The Counter European Style Call
Expiration 06/07/2007 at $5.25 *	30,000,000	93,844
Expiration 06/07/2007 at $5.25 *	7,000,000	21,897

		115,741

The accompanying notes are an integral part of the financial statements.

94

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
Put Options - 0.00%
Chicago Board of Trade American Purchased Put
on U.S.Treasury Bonds Futures
Expiration 08/25/2006 at $118.00 *		107,000	$1,672
Chicago Board of Trade American Purchased Put
on U.S.Treasury Notes 10 Yrs. Futures
Expiration 08/25/2006 at $100.00 *		242,000	3,781
Chicago Board of Trade American Purchased Put
on U.S.Treasury Notes 5 Yrs. Futures
Expiration 08/25/2006 at $100.50 *		462,000	7,219
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/18/2006 at $92.75 *		710,000	1,775
Chicago Mercentile Exchange American Purchase
Put on Eurodollar
Expiration 09/17/2007 at $92.00 *		25,000	63
Expiration 12/18/2006 at $92.50 *		397,500	994
Expiration 09/18/2006 at $92.75 *		462,500	1,156
Expiration 12/18/2006 at $93.00 *		325,000	812
Over The Counter European Purchase Put
Treasury Inflationary Index, 1.875%
Expiration 09/18/2006 at $15.68 *		110,000,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 2.00%
Expiration 09/15/2006 at $16.68 *		30,000,000	0
Expiration 07/24/2006 at $53.00 *		25,000,000	0
Expiration 07/24/2006 at $75.00 *		58,000,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 3.00%
Expiration 08/31/2006 at $12.83 *		36,000,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 3.50%
Expiration 07/17/2006 at $89.00 *		39,000,000	0
Over The Counter European Purchase Put
Treasury Inflationary Index, 3.625%
Expiration 08/31/2006 at $64.01 *		56,000,000	0
Over The Counter Purchased European Put Option
on the USD vs. JPY
Expiration 07/03/2006 at $114.00 *		9,500,000	16,188

			33,660

TOTAL OPTIONS (Cost $363,954)			$149,401

SHORT TERM INVESTMENTS - 70.24%
ASB Bank, Ltd.
5.05% due 08/10/2006 ***		$22,200,000	$22,075,433
5.25% due 09/14/2006 ***		2,200,000	2,175,938
Barclays U.S. Funding LLC
4.89% due 07/05/2006 ***		400,000	399,783
4.955% due 07/18/2006 ***		2,800,000	2,793,448
5.05% due 08/14/2006 ***		1,100,000	1,093,211
Kingdom of Belgium
zero coupon due 09/14/2006 ***	EUR	7,310,000	9,287,399
BNP Paribas Finance, Inc.
4.93% due 07/13/2006 ***		$1,700,000	1,697,206
5.27% due 07/03/2006 ***		21,900,000	21,893,588
Caisse Nationale Des Caisses
5.27% due 08/03/2006 ***		21,900,000	21,794,205

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS (continued)
Citibank NA
5.135% due 08/16/2006 ***		$20,000,000	$20,000,000
Cox Communications, Inc.
4.998% due 07/17/2006 ***		800,000	800,000
Danske Corp.
4.955% due 07/20/2006 ***		3,900,000	3,889,801
4.98% due 07/26/2006 ***		18,900,000	18,834,637
5.08% due 08/24/2006 ***		500,000	496,190
5.28% due 07/17/2006 ***		700,000	698,357
Dexia Delaware LLC
4.885% due 07/05/2006 ***		2,700,000	2,698,535
5.275% due 07/06/2006 ***		21,000,000	20,984,615
DNB NORBank ASA
5.00% due 08/24/2006 ***		1,200,000	1,191,000
5.18% due 09/08/2006 ***		20,200,000	19,999,448
Federal Home Loan Bank Discount Notes
zero coupon due 07/03/2006 to
08/23/2006 ***		65,575,000	65,365,425
Federal National Mortgage Association
Discount Notes
zero coupon due 07/05/2006 ***		15,200,000	15,191,471
Fortis Funding LLC
5.175% due 07/10/2006 ***		21,900,000	21,871,667
5.265% due 07/26/2006 ***		1,900,000	1,893,053
Government of France
zero coupon due 09/21/2006	EUR	200,000	254,018
zero coupon due 08/03/2006 to
10/12/2006 ***		1,960,000	2,493,134
Federal Republic of Germany
zero coupon due 08/16/2006 to
12/13/2006 ***		34,480,000	43,571,781
4.50% due 08/18/2006		3,000,000	3,840,740
Government of France
zero coupon due 07/20/2006 ***		8,530,000	10,885,762
HBOS Treasury Services PLC
4.985% due 07/27/2006 ***		$3,400,000	3,387,759
5.04% due 08/08/2006 ***		400,000	397,872
5.18% due 09/11/2006 ***		200,000	197,928
Kingdom of Belgium
zero coupon due 08/17/2006 ***	EUR	12,000,000	15,279,688
Rabobank USA Finance Corp.
5.25% due 07/03/2006 ***		$21,900,000	21,893,613
Skandinaviska Enskilda Banken AB
4.96% due 07/20/2006 ***		18,100,000	18,052,618
Societe Generale North America, Inc.
4.89% due 07/05/2006 ***		3,200,000	3,198,242
4.99% due 08/22/2006 ***		18,900,000	18,763,773
5.245% due 08/08/2006 ***		2,100,000	2,088,374
Stadshypotek Delaware, Inc.
5.09% due 08/18/2006 ***		22,200,000	22,049,336
State Street Navigator Securities Lending
Prime Portfolio (c)		106,000	106,000
Swedbank, Inc.
5.23% due 08/03/2006 ***		21,800,000	21,695,487
Time Warner, Inc.
5.24% due 09/18/2006		7,900,000	7,809,159

The accompanying notes are an integral part of the financial statements.

95

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Total SA
5.27% due 07/03/2006 ***	$21,900,000	$21,893,588
Toyota Motor Credit Corp., MTN
5.15% due 07/06/2006 ***	21,900,000	21,884,335
UBS Finance (Delaware) LLC
4.89% due 07/06/2006 ***	1,000,000	999,321
4.93% due 07/10/2006 ***	4,500,000	4,494,454
4.99% due 08/22/2006 ***	900,000	893,513
5.05% due 07/05/2006 ***	200,000	199,888
5.08% due 08/21/2006 ***	500,000	496,402
5.235% due 08/08/2006 ***	16,800,000	16,707,166
5.27% due 07/03/2006 ***	200,000	199,941
United States Treasury Bills
zero coupon due 09/14/2006 *** ****	1,535,000	1,519,654
Westpac Banking Corp.
4.98% due 07/24/2006 ***	1,200,000	1,196,182
5.19% due 09/08/2006 ***	16,700,000	16,533,877
Westpac Trust Securities NZ, Ltd.
5.05% due 08/10/2006 ***	6,300,000	6,264,650

TOTAL SHORT TERM INVESTMENTS
(Cost $564,365,569)		$566,372,665

REPURCHASE AGREEMENTS - 1.17%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$9,408,096 on 07/03/2006,
collateralized by $9,840,000
Federal Home Loan Mortgage
Corp., 5.50% due 11/16/2015
(valued at $9,594,000, including
interest) (c)***	$9,405,000	$9,405,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,405,000)		$9,405,000

Total Investments (Real Return Bond Trust)
(Cost $1,605,913,954) - 200.18%	$ 1,614,211,207
Liabilities in Excess of Other Assets - (100.18)%		(807,821,273)

TOTAL NET ASSETS - 100.00%		$806,389,934

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.55%
Federal Home Loan Mortgage Corp. - 2.46%
3.816% due 11/01/2033 (b)	$866,883	$864,888
6.50% due 12/01/2009	339,523	341,198
7.00% due 12/01/2010 to 02/01/2014	1,910,232	1,950,906
7.50% due 11/01/2009 to 06/01/2012	496,424	506,535
8.00% due 06/01/2010	94,440	97,677
8.50% due 05/01/2015	853,858	896,261

		4,657,465

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal National Mortgage
Association - 12.44%
3.569% due 01/01/2033 (b)	$597,948	$604,289
3.61% due 09/01/2033 (b)	1,212,161	1,226,485
4.125% due 05/15/2010	6,500,000	6,202,318
4.25% due 08/15/2010 (a)	5,000,000	4,777,140
6.00% due 01/01/2011 to 01/01/2017	2,182,169	2,188,917
6.50% due 04/01/2017 to 08/01/2017	3,722,873	3,776,860
7.00% due 12/01/2010 to 07/01/2034	2,597,804	2,654,892
7.50% due 08/01/2009 to 07/01/2034	1,597,267	1,645,647
8.00% due 07/01/2014	477,052	500,460

		23,577,008
Government National Mortgage
Association - 0.65%
7.00% due 12/15/2008	283,624	286,499
8.00% due 12/15/2025	443,071	460,508
8.50% due 11/15/2015	476,177	495,832

		1,242,839

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,078,450)		$29,477,312

CORPORATE BONDS - 34.29%
Aerospace - 0.34%
Raytheon Company
6.75% due 08/15/2007	643,000	649,245
Banking - 1.26%
Bank of America Corp.
4.75% due 10/15/2006	1,400,000	1,396,566
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 04/25/2011	1,000,000	997,112

		2,393,678
Broadcasting - 1.90%
British Sky Broadcasting Group PLC
7.30% due 10/15/2006	1,000,000	1,003,108
Liberty Media Corp.
6.829% due 09/17/2006 (b)	659,000	660,384
Univision Communications, Inc.
3.50% due 10/15/2007	2,000,000	1,932,956

		3,596,448
Building Materials & Construction - 0.75%
DR Horton, Inc.
7.50% due 12/01/2007	1,400,000	1,427,063
Cable and Television - 0.53%
Cox Communications, Inc.
5.8694% due 12/14/2007 (b)	1,000,000	1,004,825
Crude Petroleum & Natural Gas - 0.60%
Sempra Energy
5.6594% due 05/21/2008 (b)	1,130,000	1,130,464
Domestic Oil - 0.79%
Devon Energy Corp.
2.75% due 08/01/2006	1,500,000	1,496,697

The accompanying notes are an integral part of the financial statements.

96

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities - 1.76%
Centerpoint Energy, Inc., Series B
5.875% due 06/01/2008	$1,150,000	$1,147,719
FirstEnergy Corp., Series A
5.50% due 11/15/2006	2,200,000	2,197,389

		3,345,108
Energy - 2.61%
Enterprise Products Operating, LP, Series B
4.00% due 10/15/2007	2,000,000	1,945,958
Kansas City Power & Light Company, Series B
6.00% due 03/15/2007	1,000,000	1,001,350
Northern Border Pipeline Company
6.25% due 05/01/2007	2,000,000	2,004,516

		4,951,824
Financial Services - 3.68%
CIT Group, Inc.
5.393% due 05/18/2007 (b)	1,000,000	1,001,601
General Motors Acceptance Corp.
6.125% due 09/15/2006	2,115,000	2,111,876
Popular North America, Inc., Series E
6.125% due 10/15/2006	855,000	855,964
Residential Capital Corp.
6.489% due 11/21/2008 (b)	1,000,000	1,003,992
6.875% due 06/29/2007 (b)	2,000,000	2,011,139

		6,984,572
Gas & Pipeline Utilities - 1.55%
Duke Energy Field Services
5.75% due 11/15/2006	1,450,000	1,449,336
Kinder Morgan Energy Partners, LP
5.35% due 08/15/2007	1,500,000	1,481,182

		2,930,518
Healthcare Services - 1.09%
WellPoint, Inc.
3.50% due 09/01/2007	1,225,000	1,190,375
3.75% due 12/14/2007	895,000	869,633

		2,060,008
Hotels & Restaurants - 1.60%
Harrah's Operating Company, Inc.
7.125% due 06/01/2007	1,000,000	1,008,957
Hilton Hotels Corp.
7.95% due 04/15/2007	1,000,000	1,013,750
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,000,000	1,006,250

		3,028,957
Insurance - 4.17%
CNA Financial Corp.
6.60% due 12/15/2008	1,400,000	1,422,064
Hartford Financial Services Group, Inc.
5.55% due 08/16/2008	1,250,000	1,246,144
6.375% due 11/01/2008	1,000,000	1,014,223
ING Security Life Institutional Funding
4.25% due 01/15/2010	895,000	857,970
Marsh & McLennan Companies, Inc.
5.375% due 03/15/2007	590,000	586,934

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	$1,500,000	$1,524,435
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,259,888

		7,911,658

International Oil - 0.47%
Kerr-McGee Corp.
5.875% due 09/15/2006	900,000	899,687
Leisure Time - 0.80%
Caesars Entertainment, Inc.
8.50% due 11/15/2006	1,500,000	1,511,250
Manufacturing - 0.79%
Tyco International Group SA
5.80% due 08/01/2006	1,500,000	1,500,164
Pharmaceuticals - 0.85%
Caremark Rx, Inc.
7.375% due 10/01/2006	1,600,000	1,605,594
Publishing - 0.46%
Dow Jones & Company, Inc.
3.875% due 02/15/2008	890,000	865,767
Real Estate - 7.77%
CarrAmerica Realty Corp.
7.375% due 07/01/2007	1,197,000	1,217,246
Colonial Realty, LP
4.75% due 02/01/2010	1,500,000	1,436,071
Duke Realty, LP
3.35% due 01/15/2008	1,625,000	1,569,037
Health Care REIT, Inc.
7.50% due 08/15/2007	487,000	490,673
iStar Financial, Inc., REIT
5.9638% due 03/16/2009 (b)	2,000,000	2,012,658
iStar Financial, Inc., Series B, REIT
4.875% due 01/15/2009	1,620,000	1,577,519
Rouse Company, REIT
3.625% due 03/15/2009	900,000	834,388
Simon Property Group, LP, REIT
3.75% due 01/30/2009	2,256,000	2,146,024
United Dominion Realty Trust, Inc., Series MTNE
4.50% due 03/03/2008	1,000,000	978,432
Vornado Realty, LP
5.60% due 02/15/2011	1,000,000	982,662
5.625% due 06/15/2007	1,485,000	1,478,708

		14,723,418

Retail Trade - 0.52%
May Department Stores Company
3.95% due 07/15/2007	1,000,000	980,449

TOTAL CORPORATE BONDS (Cost $65,974,115)		$64,997,394

COLLATERALIZED MORTGAGE
OBLIGATIONS - 39.70%
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A1
3.156% due 11/10/2039	2,427,577	2,322,018

The accompanying notes are an integral part of the financial statements.

97

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.8786% IO due 07/10/2042 (b)	$65,746,212	$1,664,431
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
5.0973% due 11/20/2035 (b)	3,355,825	3,318,150
Banc of America Large Loan,
Series 2005-ESHA, Class H
6.2838% due 07/14/2020 (b)	1,500,000	1,506,001
Banc of America Large Loan,
Series 2005-MIB1, Class B
5.459% due 03/15/2022 (b)	850,000	851,044
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR3, Class A1
3.236% due 02/11/2041	2,422,524	2,309,202
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PW10, Class X2
0.059% IO due 12/11/2040	427,425,000	1,954,956
Bear Stearns Commercial Mortgage Securities,
Series 2006-BBA7, Class G
5.734% due 03/15/2019 (b)	1,000,000	1,000,000
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	2,000,000	1,989,547
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	958,985	938,598
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF2, Class A2C
5.852% due 05/25/2036	1,700,000	1,673,812
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
1.1573% IO due 03/10/2039 (b)	39,902,014	1,204,430
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019	2,700,000	2,659,398
Commercial Mortgage, Series 2005-FL11, Class AJ
5.399% due 11/15/2017 (b)	565,000	564,896
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	1,192,367	1,167,755
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1AIO
1.30% IO due 02/25/2007	19,815,239	108,528
Countrywide Alternative Loan Trust,
Series 2005-2, Class 1A1
5.087% due 03/25/2035 (b)	1,601,255	1,598,854
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2002-32, Class 2A3
5.00% due 01/25/2018	85,474	85,203
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-2, Class 1A1
4.1642% due 02/25/2034 (b)	1,014,143	1,027,117
Countrywide Home Loan Trust, Series 2005-HYB5
4.9215% due 09/20/2035 (b)	2,031,926	1,970,457

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Trust,
Series 2005-HYB6, Class 1A1
5.063% due 10/20/2035 (b)	$1,376,519	$1,360,050
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.429% due 04/15/2021 (b)	675,000	675,424
CS First Boston Mortgage Securities Corp.,
Series 2003-C3, Class A1
2.079% due 05/15/2038	1,403,216	1,351,099
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	865,617	896,375
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	2,810,909	2,748,820
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	325,787	339,819
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0143% due 08/25/2034 (b)	1,836,675	1,807,950
GE Capital Commercial Mortgage Corp.,
Series 2002-1A, Class A1
5.033% due 12/10/2035	337,014	335,801
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	670,000	657,235
Greenwich Capital Commercial Funding Corp,
Series 2006-GG7, Class A1
5.743% due 12/10/2010	1,000,000	999,972
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A1
2.904% due 01/10/2040	1,228,899	1,195,111
GS Mortgage Securities Corp. II,
Series 2005-GSFL VII, Class A2
5.3375% due 03/06/2017 (b)	3,007,100	3,008,247
Harborview Mortgage Loan Trust, Series 2004-7,
Class 2A3
4.416% due 11/19/2034 (b)	1,438,242	1,440,030
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-FL1A, Class A1
5.378% due 04/16/2019 (b)	313,628	313,782
LB-UBS Commercial Mortgage Trust,
Series 2000-C3, Class A1
7.95% due 05/15/2015	433,519	442,447
LB-UBS Commercial Mortgage Trust,
Series 2003-C1, Class A1
2.72% due 03/15/2027	1,722,863	1,665,380
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.5483% IO due 09/15/2040 (b)	40,000,000	721,476
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
5.3688% due 10/15/2017 (b)	2,057,909	2,057,864
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2005-LLFA, Class E
5.4788% due 07/15/2018 (b)	1,270,000	1,269,921

The accompanying notes are an integral part of the financial statements.

98

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.143% due 03/25/2035 (b)	$1,829,969	$1,820,593
Merrill Lynch Mortgage Investors Inc,
Series 2003-A1, Class 1A
6.0663% due 12/25/2032 (b)	185,810	186,313
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	2,852,477	2,810,358
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	1,483,372	1,477,954
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
5.9725% due 06/25/2028 (b)	1,614,992	1,631,908
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.5569% IO due 08/13/2042 (b)	39,213,873	778,913
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1X1
0.6963% IO due 01/25/2035 (b)	10,595,258	54,492
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035	2,720,767	2,631,011
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1A
6.28% due 03/15/2030	166,041	166,174
Sequoia Mortgage Trust, Series 2004-4, Class A
5.48% due 05/20/2034 (b)	1,200,597	1,199,819
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.0674% due 10/25/2034 (b)	2,972,931	2,973,170
Washington Mutual, Inc., Series 2005-AR12,
Class 1A8
4.842% due 10/25/2035 (b)	978,023	954,674
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	4,211,907	4,145,423
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.946% due 10/25/2035 (b)	1,224,940	1,208,626

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,161,680)		$75,240,628

ASSET BACKED SECURITIES - 9.23%
ABSC NIMs Trust, Series 2006-HE3, Class A1
5.50% due 03/27/2036	891,168	888,383
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.737% due 03/20/2050 (b)	3,000,000	3,003,281
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF3
3.842% due 10/25/2030 (b)	777,030	769,624
Countrywide Asset-Backed Certificates,
Series 2005-1, Class 1AV2
5.5225% due 07/25/2035 (b)	1,480,000	1,480,689

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Encore Credit Receivables Trust,
Series 2005-3, Class N
4.949% due 10/25/2035	$541,000	$538,805
Equity One ABS, Inc., Series 2004-2, Class AV2
5.573% due 07/25/2034 (b)	171,724	172,005
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2004-FF3, Class A2C
5.803% due 05/25/2034 (b)	298,482	298,756
First Franklin Mortgage Loan Trust,
Series 2005-FF4N, Class N1 NIM
5.071% due 05/25/2035	614,113	607,972
Green Tree Financial Corp.,
Series 1996-8, Class A6
7.60% due 10/15/2027	168,010	172,731
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.563% due 11/25/2035 (b)	986,421	986,864
Long Beach Asset Holdings Corp, Series
2006-WL2, Class N2
5.8225% due 02/25/2011 (b)	1,500,000	1,503,150
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
6.023% due 02/25/2034 (b)	4,000,000	4,012,256
Option One Mortgage Loan Trust,
Series 2004-1, Class A2
5.6125% due 01/25/2034 (b)	79,290	79,307
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29 due 12/25/2036	900,000	887,907
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	500,000	495,859
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	500,000	494,922
Sail Net Interest Margin Notes,
Series 2005-HE1A, Class A NIM
5.00% due 07/27/2035	202,353	201,806
Sharp SP I LLC Net Interest Margin Trust,
Series 2005-HE4N, Class N
5.25% due 07/25/2035	911,696	903,231

TOTAL ASSET BACKED SECURITIES
(Cost $17,477,568)		$17,497,548

SHORT TERM INVESTMENTS - 2.62%
State Street Navigator Securities
Lending Prime Portfolio (c)	$4,956,250	$4,956,250

TOTAL SHORT TERM INVESTMENTS
(Cost $4,956,250)		$4,956,250

The accompanying notes are an integral part of the financial statements.

99

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.14%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$2,158,710 on 7/3/2006,
collateralized by $2,205,000
Federal Home Loan Bank, 4.25%
due 04/16/2017 (valued at
$2,201,772, including interest) (c)	$2,158,000	$2,158,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,158,000)		$2,158,000

Total Investments (Short-Term Bond Trust)
(Cost $197,806,063) - 102.53%		$194,327,132
Liabilities in Excess of Other Assets - (2.53)%		(4,795,484)

TOTAL NET ASSETS - 100.00%		$189,531,648

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 0.19%
Business Services - 0.01%
ContinentalAFA Dispensing Company *	25,862	$37,500
Cellular Communications - 0.17%
American Tower Corp., Class A *	29,990	933,289
Chemicals - 0.01%
Applied Extrusion Technologies * (a)	5,628	22,512
Food & Beverages - 0.00%
Imperial Sugar Company (a)	688	16,319
Household Products - 0.00%
Home Interiors *	1,103,919	11,039

TOTAL COMMON STOCKS (Cost $606,636)		$1,020,659

PREFERRED STOCKS - 0.02%
Crude Petroleum & Natural Gas - 0.02%
Chesapeake Energy Corp. *	341	87,985

TOTAL PREFERRED STOCKS (Cost $85,250)		$87,985

WARRANTS - 0.01%
Government of Mexico - 0.01%
United Mexican States
(Expiration Date 10/10/2006; strike
price $25.00)	7,500	30,750
Telecommunications Equipment &
Services - 0.00%
Leap Wireless International, Inc.
(Expiration date 04/15/2010; strike
price $96.80)	370	4

TOTAL WARRANTS (Cost $18,750)		$30,754

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 0.68%
Treasury Inflation Protected
Securities (d) - 0.33%
2.00% due 01/15/2026 (a)	$1,975,573	$1,808,730
U.S. Treasury Notes - 0.35%
4.25% due 08/15/2015 ****	2,000,000	1,871,328

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,800,945)		$3,680,058

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.88%
Federal Home Loan Mortgage Corp. - 0.10%
5.125% due 04/18/2011	520,000	511,882
8.00% due 05/01/2010	14,463	14,813
8.50% due 05/01/2008	8,339	8,492

		535,187
Federal National Mortgage
Association - 29.04%
5.00% TBA **	75,000,000	70,439,088
5.50% TBA **	79,200,000	76,524,556
5.625% due 05/19/2011	2,270,000	2,261,265
5.779% due 11/01/2035	381,740	391,635
6.00% TBA **	6,300,000	6,199,591
6.50% due 10/01/2032	1,280,385	1,291,685
7.50% due 07/01/2030 to 02/01/2031	99,415	102,846
8.00% due 07/01/2027 to 08/01/2027	83,120	87,839
8.80% due 01/25/2019	72,664	77,149
10.40% due 04/25/2019	24,370	26,150

		157,401,804
Government National Mortgage
Association - 7.74%
5.00% due 12/01/2099	15,000,000	14,193,750
6.00% TBA **	28,000,000	27,763,736
7.50% due 04/15/2022 to 10/15/2027	39,740	41,625

		41,999,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $200,218,470)		$199,936,102

FOREIGN GOVERNMENT OBLIGATIONS - 5.73%
Brazil - 2.13%
Federative Republic of Brazil
8.00% due 01/15/2018	2,070,000	2,183,850
8.25% due 01/20/2034 ***	6,500,000	6,825,000
8.75% due 02/04/2025 (a)	1,620,000	1,777,950
8.875% due 10/14/2019 (a)	700,000	779,800

		11,566,600
Colombia - 0.18%
Republic of Colombia
8.125% due 05/21/2024 (a)	397,000	401,963
10.00% due 01/23/2012	265,000	299,450
10.75% due 01/15/2013	250,000	294,375

		995,788
Italy - 0.36%
Republic of Italy
5.804% due 10/25/2032	1,948,000	1,936,107

The accompanying notes are an integral part of the financial statements.

100

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico - 0.91%
Government of Mexico
5.625% due 01/15/2017 (a)	$1,350,000	$1,255,500
5.875% due 01/15/2014	1,315,000	1,275,550
6.375% due 01/16/2013	1,065,000	1,067,663
8.125% due 12/30/2019	790,000	892,700
10.375% due 02/17/2009 (a)	396,000	438,768

		4,930,181
Panama - 0.14%
Republic of Panama
6.70% due 01/26/2036	303,000	277,245
7.25% due 03/15/2015 (a)	360,000	363,600
9.375% due 04/01/2029	92,000	108,560

		749,405
Russia - 2.01%
Russian Federation, Series REGS
5.00% due 03/31/2030	9,440,000	10,046,992
11.00% due 07/24/2018	600,000	827,100

		10,874,092
Venezuela - 0.00%
Republic of Venezuela
zero coupon due 04/15/2020	10,000	3,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $31,563,077)		$31,055,673

CORPORATE BONDS - 48.59%
Advertising - 0.29%
Lamar Media Corp.
6.625% due 08/15/2015	170,000	157,250
R.H. Donnelley Corp.
6.875% due 01/15/2013	125,000	115,000
6.875% due 01/15/2013	200,000	184,000
8.875% due 01/15/2016	625,000	614,844
R.H. Donnelley Finance Corp. series I
10.875% due 12/15/2012	450,000	493,875

		1,564,969
Aerospace - 0.27%
Alliant Techsystems, Inc.
6.75% due 04/01/2016	155,000	149,188
DRS Technologies, Inc.
6.875% due 11/01/2013	550,000	529,375
7.625% due 02/01/2018	50,000	49,750
Sequa Corp.
9.00% due 08/01/2009	500,000	527,500
TransDigm, Inc.
7.75% due 07/15/2014	230,000	228,850

		1,484,663
Air Travel - 0.06%
Continental Airlines, Inc.
6.541% due 09/15/2008	48,112	45,586
Continental Airlines, Inc., Series D
7.568% due 12/01/2006	265,000	264,327

		309,913

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles - 0.11%
Levi Strauss & Company
9.75% due 01/15/2015	$375,000	$375,000
12.25% due 12/15/2012	175,000	193,375

		568,375
Auto Parts - 0.14%
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013	30,000	28,725
Keystone Automotive Operations
9.75% due 11/01/2013	225,000	212,625
TRW Automotive, Inc.
9.375% due 02/15/2013	130,000	138,125
Visteon Corp.
8.25% due 08/01/2010 (a)	430,000	402,050

		781,525
Auto Services - 0.16%
Hertz Corp., Class A
8.875% due 01/01/2014	350,000	358,750
10.50% due 01/01/2016 (a)	485,000	514,100

		872,850
Automobiles - 1.77%
DaimlerChrysler North America Holding Corp.
4.05% due 06/04/2008	1,760,000	1,701,668
Ford Motor Company
6.625% due 10/01/2028	225,000	155,250
7.45% due 07/16/2031 (a)	2,050,000	1,481,125
8.90% due 01/15/2032	150,000	119,625
General Motors Corp.
8.25% due 07/15/2023 (a)	150,000	118,125
8.375% due 07/15/2033 (a)	7,450,000	5,997,250

		9,573,043
Banking - 2.30%
Bank of America Corp.
7.40% due 01/15/2011 (a)	2,315,000	2,463,199
Glitnir Banki HF
6.693% due 06/15/2016 (b)	1,220,000	1,213,018
Kaupthing Bank
5.758% due 04/12/2011	2,030,000	2,030,707
7.125% due 05/19/2016	440,000	440,132
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	860,000	862,657
Wachovia Corp.
5.25% due 08/01/2014	3,280,000	3,128,330
Wells Fargo Company
4.20% due 01/15/2010 (a)	2,460,000	2,350,825

		12,488,868
Broadcasting - 0.80%
CanWest Media, Inc.
8.00% due 09/15/2012	293,026	290,096
CMP Susquehanna Corp.
9.875% due 05/15/2014	65,000	60,450
CSC Holdings, Inc.
7.00% due 04/15/2012	400,000	386,000
7.625% due 07/15/2018 (a)	30,000	29,700

The accompanying notes are an integral part of the financial statements.

101

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting (continued)
CSC Holdings, Inc. (continued)
8.125% due 08/15/2009 (a)	$550,000	$559,625
CSC Holdings, Inc., Series B
8.125% due 07/15/2009	75,000	76,312
Hughes Network Systems LLC/HNS Finance Corp.
9.50% due 04/15/2014	185,000	181,300
News America, Inc.
5.30% due 12/15/2014 (a)	2,050,000	1,945,364
Radio One, Inc.
6.375% due 02/15/2013	275,000	251,625
Salem Communications Corp.
7.75% due 12/15/2010	175,000	173,688
XM Satellite Radio Holdings, Inc.
9.649% due 05/01/2013 (b)	120,000	110,100
9.75% due 05/01/2014 (a)	285,000	260,775

		4,325,035

Building Materials & Construction - 0.17%
Associated Materials, Inc.
zero coupon, step up to 11.25% on
03/01/2009 due 03/01/2014 (a)	925,000	557,312
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014 (a)	105,000	75,994
U.S. Concrete, Inc.
8.375% due 04/01/2014	295,000	289,867

		923,173

Business Services - 0.64%
Activant Solutions, Inc.
9.50% due 05/01/2016	195,000	188,662
Affinion Group, Inc.
10.125% due 10/15/2013	360,000	361,800
Electronic Data Systems Corp.
7.125% due 10/15/2009	1,370,000	1,414,867
Invensys PLC
9.875% due 03/15/2011	250,000	271,250
SunGard Data Systems, Inc.
9.125% due 08/15/2013	375,000	389,063
10.25% due 08/15/2015	235,000	242,931
Xerox Corp.
6.40% due 03/15/2016	625,000	589,844

		3,458,417

Cable and Television - 1.75%
Charter Communications Holdings I LLC
10.00% due 05/15/2014 (a)	77,000	46,200
11.00% due 10/01/2015	779,000	681,625
13.50% due 01/15/2014	175,000	116,375
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	190,000	190,475
Charter Communications Holdings LLC
8.625% due 04/01/2009 (a)	120,000	92,400
10.75% due 10/01/2009	70,000	55,300
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.
9.625% due 11/15/2009	140,000	107,800

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television (continued)
Comcast Corp.
6.50% due 01/15/2015 (a)	$1,310,000	$1,320,268
DirecTV Holdings LLC
6.375% due 06/15/2015	385,000	355,163
Echostar DBS Corp.
6.625% due 10/01/2014	1,200,000	1,128,000
7.125% due 02/01/2016	65,000	62,563
Kabel Deutschland GMBH
10.625% due 07/01/2014	135,000	142,425
Lodgenet Entertainment Corp.
9.50% due 06/15/2013	455,000	484,575
Mediacom Broadband LLC
11.00% due 07/15/2013	250,000	264,062
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013 (a)	175,000	174,125
Rainbow National Services LLC
8.75% due 09/01/2012	70,000	73,500
10.375% due 09/01/2014	75,000	83,062
Rogers Cable, Inc.
8.75% due 05/01/2032	525,000	565,687
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	435,000	441,525
Time Warner Entertainment Company, LP
8.375% due 07/15/2033	820,000	927,684
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,911,187
Videotron Ltee
6.375% due 12/15/2015	300,000	273,750

		9,497,751
Cellular Communications - 0.71%
Alamosa Delaware, Inc.
11.00% due 07/31/2010	243,000	266,085
American Tower Corp.
7.125% due 10/15/2012	425,000	423,937
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,754,811
Centennial Communications Corp.
10.00% due 01/01/2013 (a)	175,000	173,250
Nextel Communications, Inc.
6.875% due 10/31/2013	250,000	251,466
Rogers Wireless, Inc.
8.00% due 12/15/2012	40,000	40,900
Rural Cellular Corp.
9.875% due 02/01/2010	250,000	257,188
UbiquiTel Operating Company
9.875% due 03/01/2011	375,000	407,812
US Unwired, Inc., Series B
10.00% due 06/15/2012	250,000	277,500

		3,852,949
Chemicals - 0.33%
Arco Chemical Company
9.80% due 02/01/2020	100,000	117,500
Equistar Chemicals LP
10.625% due 05/01/2011	325,000	348,969

The accompanying notes are an integral part of the financial statements.

102

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Huntsman International LLC
7.375% due 01/01/2015	$75,000	$70,312
9.875% due 03/01/2009	350,000	364,000
Lyondell Chemical Company
11.125% due 07/15/2012	350,000	379,750
Methanex Corp.
8.75% due 08/15/2012	195,000	209,625
OM Group, Inc.
9.25% due 12/15/2011 (a)	25,000	25,750
Westlake Chemical Corp.
6.625% due 01/15/2016	300,000	277,125

		1,793,031
Coal - 0.09%
International Coal Group, Inc.
10.25% due 07/15/2014	200,000	199,750
Massey Energy Company
6.625% due 11/15/2010	275,000	270,875

		470,625
Computers & Business Equipment - 0.03%
Seagate Technology Holdings
8.00% due 05/15/2009	145,000	148,625
Construction & Mining Equipment - 0.05%
H&E Equipment Services LLC
11.125% due 06/15/2012	25,000	27,607
Terex Corp.
7.375% due 01/15/2014	13,000	12,935
10.375% due 04/01/2011 (a)	233,000	246,398

		286,940
Construction Materials - 0.11%
Nortek, Inc.
8.50% due 09/01/2014	625,000	604,687
Containers & Glass - 0.40%
Graham Packaging Company, Inc.
9.875% due 10/15/2014 (a)	390,000	386,100
Graphic Packaging International Corp.
8.50% due 08/15/2011 (a)	575,000	573,562
Owens-Brockway Glass Container, Inc.
7.75% due 05/15/2011	350,000	352,625
8.25% due 05/15/2013	75,000	75,188
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	503,750
Plastipak Holdings, Inc.
8.50% due 12/15/2015	150,000	150,000
Pliant Corp.
11.125% due 09/01/2009 (a)	75,000	79,125
Radnor Holdings Corp.
11.00% due 03/15/2010 (a)	175,000	68,250

		2,188,600
Correctional Facilities - 0.11%
Corrections Corp. of America
6.25% due 03/15/2013	250,000	235,000
6.75% due 01/31/2014	350,000	336,000

		571,000

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cosmetics & Toiletries - 0.02%
Playtex Products, Inc.
8.00% due 03/01/2011	$115,000	$119,025
Crude Petroleum & Natural Gas - 2.00%
Anadarko Finance Co, Series B
7.50% due 05/01/2031 (a)	1,370,000	1,471,936
Chesapeake Energy Corp.
6.25% due 01/15/2018	500,000	456,250
6.625% due 01/15/2016	350,000	325,500
7.00% due 08/15/2014	300,000	290,250
Conoco, Inc.
6.95% due 04/15/2029 (a)	2,340,000	2,546,262
Kerr-McGee Corp.
7.875% due 09/15/2031 (a)	2,680,000	3,025,007
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	134,750
PetroHawk Energy Corp.
9.125% due 07/15/2013	200,000	199,000
Plains Exploration & Production Company
7.125% due 06/15/2014	350,000	344,750
Pogo Producing Company
6.875% due 10/01/2017	300,000	277,875
7.875% due 05/01/2013	70,000	70,175
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	351,562
XTO Energy Inc.
6.25% due 04/15/2013 (a)	1,370,000	1,370,895

		10,864,212

Diversified Financial Services - 0.09%
Emeralds 2006-1-0
5.3738% due 08/04/2020 (b)	500,000	499,555
Domestic Oil - 1.22%
Devon Financing Corp., ULC
6.875% due 09/30/2011	1,870,000	1,944,243
Exco Resources, Inc.
7.25% due 01/15/2011	625,000	600,000
Forest Oil Corp.
8.00% due 12/15/2011	500,000	511,250
Hess Corp.
7.30% due 08/15/2031	1,370,000	1,451,797
Magnum Hunter Resources, Inc.
9.60% due 03/15/2012	384,000	406,080
Stone Energy Corp.
8.25% due 12/15/2011 (a)	575,000	580,750
Swift Energy Company
7.625% due 07/15/2011	575,000	572,125
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	543,375

		6,609,620

Drugs & Health Care - 0.36%
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,929,377
Educational Services - 0.04%
Education Management LLC
8.75% due 06/01/2014	195,000	193,050

The accompanying notes are an integral part of the financial statements.

103

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities - 5.38%
AES Corp.
7.75% due 03/01/2014 ***	$6,150,000	$6,180,750
8.75% due 06/15/2008 (a)***	2,140,000	2,209,550
8.875% due 02/15/2011	1,165,000	1,223,250
9.375% due 09/15/2010	1,730,000	1,851,100
9.50% due 06/01/2009 (a)	1,630,000	1,727,800
Dominion Resources, Inc.
5.70% due 09/17/2012 (a)	1,370,000	1,340,619
Edison Mission Energy
7.75% due 06/15/2016	260,000	255,450
Exelon Corp.
5.625% due 06/15/2035	1,390,000	1,219,334
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	834,368
7.375% due 11/15/2031	1,420,000	1,523,448
Midwest Generation LLC, Series B
8.56% due 01/02/2016	249,195	261,655
Mirant Americas Generation LLC
8.30% due 05/01/2011	605,000	597,437
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	877,748
TXU Corp., Series P
5.55% due 11/15/2014	250,000	226,754
TXU Corp., Series R
6.55% due 11/15/2034 (a)	9,700,000	8,521,295
TXU Electric Delivery Company
6.375% due 01/15/2015 (a)	300,000	300,696

		29,151,254
Electronics - 0.17%
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	862,750
Spectrum Brands, Inc.
7.375% due 02/01/2015	93,000	75,563

		938,313
Energy - 0.78%
Duke Energy Company
4.20% due 10/01/2008	2,120,000	2,047,808
El Paso Energy
7.375% due 12/15/2012 (a)	725,000	719,562
Inergy, L.P.
6.875% due 12/15/2014	325,000	302,250
NRG Energy, Inc.
7.25% due 02/01/2014	225,000	219,375
7.375% due 02/01/2016	975,000	950,625

		4,239,620
Financial Services - 10.13%
Aiful Corp.
5.00% due 08/10/2010	860,000	817,770
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010 (a)	550,000	533,087
Dow Jones CDX HY, Series 6-T1
8.625% due 06/29/2011 (a)	16,500,000	16,190,625
E*Trade Financial Corp.
7.875% due 12/01/2015	80,000	82,000

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company
7.00% due 10/01/2013 (a)	$100,000	$86,064
7.875% due 06/15/2010	2,825,000	2,606,040
10.486% due 06/15/2011 (a)(b)	1,179,000	1,183,044
General Motors Acceptance Corp.
4.375% due 12/10/2007	510,000	490,875
5.85% due 01/14/2009	520,000	499,297
6.125% due 08/28/2007 (a)	480,000	474,039
6.75% due 12/01/2014 (a)	1,050,000	975,261
6.875% due 09/15/2011	2,425,000	2,313,838
7.25% due 03/02/2011	75,000	72,713
8.00% due 11/01/2031 (a)	6,650,000	6,391,647
Global Cash Access LLC
8.75% due 03/15/2012	156,000	164,385
Goldman Sachs Group LP
4.50% due 06/15/2010	1,090,000	1,042,115
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.00% due 07/15/2014	475,000	480,937
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (a)(b)***	3,200,000	3,053,808
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	1,533,391
iPCS, Inc.
11.50% due 05/01/2012	425,000	473,875
J.P. Morgan Chase & Company
6.625% due 03/15/2012 (a)	1,925,000	1,993,153
JSG Funding PLC
9.625% due 10/01/2012	300,000	309,000
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 (a)	1,380,000	1,318,308
Morgan Stanley
4.75% due 04/01/2014 (a)	2,840,000	2,603,769
Nell AF SARL
8.375% due 08/15/2015 (a)	303,000	291,259
Residential Capital Corp.
6.00% due 02/22/2011	1,370,000	1,327,496
Shinsei Finance Cayman Ltd.
6.418% due 01/29/2049 (b)	1,010,000	948,575
TRAINS HY-1-2006
7.548% due 05/01/2016	6,773,000	6,637,540

		54,893,911
Food & Beverages - 0.16%
Dole Food, Inc.
8.875% due 03/15/2011 (a)	742,000	695,625
Nutro Products, Inc.
9.23% due 10/15/2013 (b)	60,000	61,125
10.75% due 04/15/2014	125,000	128,594

		885,344
Forest Products - 0.46%
Weyerhaeuser Company
6.75% due 03/15/2012 (a)	2,460,000	2,513,286
Furniture & Fixtures - 0.13%
Norcraft Companies LP
9.00% due 11/01/2011	180,000	183,150

The accompanying notes are an integral part of the financial statements.

104

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Furniture & Fixtures (continued)
Norcraft Holdings LP
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	$25,000	$20,250
Sealy Mattress Company
8.25% due 06/15/2014	500,000	500,000

		703,400
Gas & Pipeline Utilities - 4.67%
Dynegy Holdings, Inc.
6.875% due 04/01/2011	225,000	212,625
8.375% due 05/01/2016 (a)***	6,580,000	6,481,300
El Paso Corp.
7.75% due 01/15/2032 (a)	10,695,000	10,414,256
7.80% due 08/01/2031 ***	6,070,000	5,895,487
7.875% due 06/15/2012 (a)	600,000	610,500
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	110,000	100,812
6.30% due 02/01/2009	190,000	190,849
6.75% due 03/15/2011	190,000	194,098
Williams Companies, Inc.
7.625% due 07/15/2019 (a)	75,000	76,125
7.875% due 09/01/2021	575,000	583,625
8.75% due 03/15/2032	525,000	570,938

		25,330,615
Healthcare Products - 0.06%
Angiotech Pharmaceuticals, Inc.
7.75% due 04/01/2014	30,000	28,650
Leiner Health Products, Inc.
11.00% due 06/01/2012	320,000	302,800

		331,450
Healthcare Services - 0.40%
DaVita, Inc.
7.25% due 03/15/2015	610,000	585,600
Extendicare Health Services, Inc.
9.50% due 07/01/2010	170,000	177,437
Psychiatric Solutions, Inc.
7.75% due 07/15/2015	550,000	538,312
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	350,000	246,750
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	625,000	623,438

		2,171,537
Homebuilders - 0.17%
Beazer Homes USA, Inc.
6.875% due 07/15/2015	30,000	27,300
8.125% due 06/15/2016 (a)	270,000	259,537
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016 (a)	110,000	95,425
8.625% due 01/15/2017	515,000	511,138

		893,400
Hotels & Restaurants - 0.12%
CCM Merger, Inc.
8.00% due 08/01/2013	85,000	80,325

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
El Pollo Loco, Inc.
11.75% due 11/15/2013	$75,000	$85,687
Park Place Entertainment Corp.
8.125% due 05/15/2011	25,000	26,344
8.875% due 09/15/2008	50,000	52,500
9.375% due 02/15/2007	400,000	407,000

		651,856
Insurance - 0.07%
Crum & Forster Holdings Corp.
10.375% due 06/15/2013 (a)	355,000	361,213
International Oil - 0.15%
OAO Gazprom, Series REGS
9.625% due 03/01/2013	300,000	342,870
Pemex Project Funding Master Trust
5.75% due 12/15/2015	320,000	294,720
6.625% due 06/15/2035	165,000	149,325

		786,915
Leisure Time - 0.86%
AMC Entertainment, Inc.
11.00% due 02/01/2016	470,000	502,900
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	50,000	51,375
Boyd Gaming Corp.
6.75% due 04/15/2014 (a)	575,000	545,531
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	425,000	416,500
Herbst Gaming, Inc.
8.125% due 06/01/2012	375,000	377,813
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	225,000	239,063
Isle Capri Casinos, Inc.
7.00% due 03/01/2014	500,000	471,875
Las Vegas Sands Corp.
6.375% due 02/15/2015	350,000	324,625
MGM Mirage, Inc.
8.375% due 02/01/2011	50,000	51,250
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	235,625
7.125% due 08/15/2014	225,000	217,687
Penn National Gaming, Inc.
6.75% due 03/01/2015	500,000	466,250
6.875% due 12/01/2011	100,000	97,750
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	600,000	601,500
River Rock Entertainment Authority
9.75% due 11/01/2011	30,000	31,575

		4,631,319
Manufacturing - 1.68%
Jacuzzi Brands, Inc.
9.625% due 07/01/2010	130,000	137,312
Tyco International Group SA
6.00% due 11/15/2013	1,970,000	1,951,671
6.125% due 11/01/2008	1,690,000	1,700,154

The accompanying notes are an integral part of the financial statements.

105

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Tyco International Group SA (continued)
6.875% due 01/15/2029	$5,130,000	$5,287,994

		9,077,131
Medical-Hospitals - 1.45%
Community Health Systems, Inc.
6.50% due 12/15/2012	425,000	403,219
Genesis Healthcare Corp.
8.00% due 10/15/2013	250,000	261,563
HCA, Inc.
6.375% due 01/15/2015	630,000	583,726
6.50% due 02/15/2016	325,000	300,503
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,960,000
7.375% due 02/01/2013 (a)	225,000	205,312
9.875% due 07/01/2014	1,165,000	1,165,000

		7,879,323
Metal & Metal Products - 0.17%
Metals USA, Inc.
11.125% due 12/01/2015	335,000	366,825
Novelis, Inc.
7.25% due 02/15/2015 (a)	600,000	576,000

		942,825
Office Furnishings & Supplies - 0.12%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	225,000	222,750
Interface, Inc.
9.50% due 02/01/2014	150,000	154,875
10.375% due 02/01/2010	225,000	246,094

		623,719
Paper - 0.32%
Abitibi-Consolidated, Inc.
8.375% due 04/01/2015 (a)	285,000	260,063
8.55% due 08/01/2010 (a)	75,000	71,062
Appleton Papers, Inc.
8.125% due 06/15/2011	25,000	25,250
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	420,000	424,200
Jefferson Smurfit Corp.
8.25% due 10/01/2012	393,000	368,437
NewPage Corp.
11.3988% due 05/01/2012 (b)	100,000	109,000
12.00% due 05/01/2013 (a)	80,000	82,800
P.H. Glatfelter
7.125% due 05/01/2016	110,000	108,583
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	273,000

		1,722,395
Petroleum Services - 0.42%
Belden & Blake Corp.
8.75% due 07/15/2012	280,000	284,200
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	20,000	19,550
7.50% due 05/15/2015	55,000	53,762

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	$432,000	$412,560
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034 (a)	1,175,000	1,342,203
Grant Prideco, Inc., Series B
6.125% due 08/15/2015	125,000	116,562
Pride International, Inc.
7.375% due 07/15/2014	45,000	45,225
SESI LLC
6.875% due 06/01/2014	15,000	14,438

		2,288,500

Pharmaceuticals - 0.16%
Omnicare, Inc.
6.875% due 12/15/2015	275,000	261,250
Valeant Pharmaceuticals International
7.00% due 12/15/2011	650,000	617,500

		878,750

Photography - 2.32%
Eastman Kodak Company
3.375% due 10/15/2033 ***	6,500,000	6,296,875
7.25% due 11/15/2013 (a)	6,500,000	6,260,039

		12,556,914

Pollution Control - 0.00%
Safety-Kleen Services, Inc.
9.25% due 06/01/2008	825,000	825
Publishing - 0.30%
CBD Media Holdings, LLC
9.25% due 07/15/2012	400,000	398,000
Dex Media East LLC
12.125% due 11/15/2012	200,000	224,500
Dex Media West LLC
8.50% due 08/15/2010	225,000	233,438
9.875% due 08/15/2013	145,000	157,143
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013 (a)	150,000	126,375
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	300,000	252,750
Primedia, Inc.
8.875% due 05/15/2011	235,000	225,600

		1,617,806

Railroads & Equipment - 0.07%
Grupo Transportacion Ferroviaria Mexicana, S.A.
de C.V.
9.375% due 05/01/2012	180,000	191,700
10.25% due 06/15/2007	150,000	154,500
12.50% due 06/15/2012	50,000	55,125

		401,325

Real Estate - 0.34%
Felcor Lodging LP, REIT
9.00% due 06/01/2011	475,000	503,500
Forest City Enterprises
7.625% due 06/01/2015	10,000	10,075

The accompanying notes are an integral part of the financial statements.

106

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Host Marriott LP, REIT
6.375% due 03/15/2015	$150,000	$141,000
6.75% due 06/01/2016	225,000	214,594
7.125% due 11/01/2013	775,000	772,094
Kimball Hill, Inc.
10.50% due 12/15/2012	155,000	143,375
Ventas Realty LP/ Capital Corp.
6.50% due 06/01/2016	65,000	62,318

		1,846,956
Retail - 0.07%
Brookstone Company, Inc.
12.00% due 10/15/2012 (a)	65,000	57,200
NationsRent, Inc.
9.50% due 05/01/2015	115,000	121,613
Suburban Propane Partners LP
6.875% due 12/15/2013	230,000	215,050

		393,863
Retail Trade - 0.18%
American Greetings Corp.
7.375% due 06/01/2016	30,000	30,150
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	180,000	167,850
FTD, Inc.
7.75% due 02/15/2014	358,000	352,630
Neiman Marcus Group, Inc.
10.375% due 10/15/2015 (a)	375,000	398,438

		949,068
Sanitary Services - 0.42%
Allied Waste North America, Inc.
6.375% due 04/15/2011	100,000	96,000
7.25% due 03/15/2015	350,000	334,250
8.50% due 12/01/2008	200,000	207,000
Allied Waste North America, Inc., Series B
7.375% due 04/15/2014 (a)	270,000	256,500
Waste Management, Inc.
6.375% due 11/15/2012 (a)	1,370,000	1,397,597

		2,291,347
Semiconductors - 0.09%
Amkor Technology, Inc.
2.50% due 05/15/2011	190,000	175,037
10.50% due 05/01/2009 (a)	30,000	30,675
MagnaChip Semiconductor SA
8.00% due 12/15/2014 (a)	365,000	302,950

		508,662
Software - 0.08%
UGS Capital Corp. II
10.38% due 06/01/2011 (b)	280,000	277,200
UGS Corp.
10.00% due 06/01/2012	160,000	172,000

		449,200
Steel - 0.08%
CitiSteel USA, Inc.
12.49% due 09/01/2010 (b)	95,000	98,088

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Steel (continued)
RathGibson, Inc.
11.25% due 02/15/2014		$300,000	$309,000

			407,088

Telecommunications Equipment &
Services - 1.24%
Citizens Communications Company
9.00% due 08/15/2031		255,000	258,188
Deutsche Telekom International Finance BV
5.75% due 03/23/2016 (a)		820,000	773,923
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)		215,000	225,213
Insight Midwest LP
10.50% due 11/01/2010		360,000	374,400
Insight Midwest LP/ Insight Capital, Inc.
9.75% due 10/01/2009		50,000	51,000
Intelsat Bermuda Ltd.
9.25% due 06/15/2016		745,000	769,212
11.25% due 06/15/2016		575,000	589,375
Intelsat Ltd.
7.625% due 04/15/2012 (a)		245,000	202,125
Lucent Technologies, Inc.
6.45% due 03/15/2029		1,150,000	977,500
PanAmSat Corp.
9.00% due 08/15/2014		120,000	121,800
Royal KPN NV
8.00% due 10/01/2010		1,090,000	1,156,137
United States West Communications, Inc.
6.875% due 09/15/2033 ***		1,425,000	1,232,625

			6,731,498

Telephone - 1.01%
Cincinnati Bell, Inc.
7.00% due 02/15/2015		95,000	89,537
8.375% due 01/15/2014 (a)		200,000	197,000
Nordic Telephone Company Holdings
8.875% due 05/01/2016		260,000	267,150
Qwest Communications International, Inc.
7.50% due 02/15/2014 (a)		190,000	185,250
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		555,000	541,125
Qwest Corp.
8.875% due 03/15/2012		175,000	184,625
Sprint Capital Corp.
8.375% due 03/15/2012		1,730,000	1,911,474
Telecom Italia Capital SA
5.25% due 10/01/2015		880,000	796,511
Telefonos de Mexico SA de CV
8.75% due 01/31/2016	MXN	4,000,000	322,602
Verizon Florida, Inc., Series F
6.125% due 01/15/2013 (a)		$520,000	507,894
Windstream Corp.
8.625% due 08/01/2016		470,000	480,575

			5,483,743

Tobacco - 0.32%
Altria Group, Inc.
7.00% due 11/04/2013 (a)		1,640,000	1,730,200

The accompanying notes are an integral part of the financial statements.

107

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation - 0.02%
Horizon Lines LLC
9.00% due 11/01/2012	$115,000	$116,725

TOTAL CORPORATE BONDS (Cost $269,847,294)		$263,361,174

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.77%
Banc of America Commercial Mortgage Inc., Series
2006-1, Class A4
5.372% due 09/10/2045 (b)	1,640,000	1,578,612
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.7097% due 04/25/2035 (b)	311,894	303,044
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	628,441
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	641,255	634,981
Commercial Mortgage Pass-Through Certificates,
Series 2003-FL9, Class E
6.1988% due 11/15/2015 (b)	329,342	329,391
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.4669% due 07/20/2046 (b)***	5,493,862	5,398,578
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.4669% due 07/20/2046 (b)***	5,481,618	5,481,509
Countrywide Home Loans, Series 2005-9, Class
2A1
5.5425% due 05/25/2035 (b)	393,245	393,687
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.8037% due 05/20/2036 (b)	360,652	359,123
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5571% due 02/15/2039 (b)	2,580,000	2,517,413
First Boston Mortgage Securities Corp. STRIP,
Series D, IO
10.965% due 05/25/2017	33,662	8,018
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.7762% IO due 05/17/2032 (b)	26,508,376	654,691
GMAC Mortgage Corp Loan Trust, Series
2005-AR5, Class 3A1
5.047% due 09/19/2035 (b)	122,829	120,280
Green Tree Financial Corp.,
Series 1997-6, Class A8
7.07% due 01/15/2029	1,328,243	1,345,487
Impac CMB Trust, Series 2003-10, Class 1A1
6.0225% due 10/25/2033 (b)	309,652	309,680
Indymac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
5.5225% due 06/25/2047 (b)***	7,528,928	7,516,665
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)***	3,960,000	3,902,738

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9868% due 08/25/2035 (b)	$664,185	$646,672
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.5125% due 05/25/2046 (b)***	5,327,924	5,317,750
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8512% due 01/25/2036 (b)	1,380,682	1,347,070
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
5.5325% due 04/25/2046 (b)***	7,273,534	7,281,812
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
5.9005% due 10/25/2032 (b)	2,060,376	2,076,983
Merit Securities Corp., Series 11PA, Class B2
6.8406% due 09/28/2032 (b)	1,815,348	1,552,335
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6606% due 05/12/2039 (b)	1,810,000	1,791,360
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3762% due 10/25/2034 (b)	1,060,063	1,050,278
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.4515% due 06/25/2036 (b)	4,799,452	4,750,209
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.5125% due 09/25/2046 (b)	5,399,901	5,398,767
Structured Asset Mortgage Investments Inc.,
Series 2005-AR3, Class 2A1
6.5128% due 08/25/2035 (b)	1,303,127	1,323,990
Thornburg Mortgage Securities Trust, Series
2005-2, Class A3
5.5625% due 07/25/2045 (b)	552,583	552,696
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.4456% due 06/25/2036 (b)***	5,400,000	5,400,000
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.4506% due 06/25/2036 (b)***	5,400,000	5,400,000
Washington Mutual Inc., Series 2005-AR17, Class
A1A1
5.5925% due 12/25/2045 (b)***	5,028,554	5,042,886
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.48% due 08/25/2036 (b)***	15,900,000	15,900,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $97,047,038)		$96,315,146

ASSET BACKED SECURITIES - 13.04%
ACE Securities Corp., Series 2006-GP1, Class A
5.4525% due 02/25/2031 (b)***	5,342,183	5,342,073
Aegis Asset Backed Securities Trust, Series
2005-2, Class 1A1
5.4225% due 06/25/2035 (b)	182,754	182,761

The accompanying notes are an integral part of the financial statements.

108

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Ameriquest Mortgage Securities, Inc.,
Series 2004-R11, Class M5
6.5225% due 11/25/2034 (b)	$605,000	$617,736
Amortizing Residential Corp. Trust,
Series 2002-BC6, Class M2
6.5225% due 08/25/2032 (b)	359,097	361,184
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
7.0988% due 04/15/2033 (b)	823,134	825,747
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
6.0003% due 06/25/2034 (b)	830,000	843,422
GSAA Trust, Series 2005-7, Class AV1
5.4325% due 05/25/2035 (b)	500,084	500,016
GSAMP Trust, Series 2006-S4, Class A1
5.24% due 05/25/2036 (b)***	5,400,000	5,400,842
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.4525% due 06/25/2036 (b)***	5,253,099	5,256,382
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.0494% due 08/25/2036 ***	7,363,584	7,363,584
Long Beach Mortgage Loan Trust, Series 2006-4,
Class 2A1
5.3725% due 05/25/2036 (b)***	7,295,671	7,299,593
Merrill Lynch Mortgage Investors, Inc. Series
2005-WM1N, Class N1
5.00% due 09/25/2035	144,488	143,662
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,413,618	1,469,737
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.4725% due 03/25/2036 (b)***	4,936,972	4,938,397
MSDWCC Heloc Trust, Series 2005-1, Class A
5.5125% due 07/25/2017 (b)	90,861	90,918
Novastar Home Equity Loan,
Series 2004-1, Class M4
6.2975% due 06/25/2034 (b)	615,000	620,035
RAAC Series, Series 2006-RP2, Class A
5.5725% due 02/25/2037 (b)***	5,229,866	5,241,309
Residential Asset Securities Corp.,
Series 2002-KS2, Class MII2
6.4225% due 04/25/2032 (b)	103,438	103,483
Residential Asset Securities Corp.,
Series 2006-KS3, Class AI1
5.3925% due 04/25/2036 (b)	3,717,268	3,718,368
SACO I Inc, Series 2006-5, Class 1A
5.4725% due 04/25/2036 (b)	4,102,066	4,105,097
SACO I Trust, Inc., Series 2006-6, Class A
5.4525% due 06/25/2036 (b)	5,304,669	5,307,985
Sail Net Interest Margin Notes, Series 2004-BN2A,
Class A
5.00% due 12/27/2034	134,169	133,895
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034	47,770	33,859

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
SLM Student Loan Trust, Series 2006-5, Class A2
5.429% due 07/25/2017 (b)***	$5,400,000	$5,398,315
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.4325% due 02/25/2036 (b)	5,400,000	5,400,000

TOTAL ASSET BACKED SECURITIES
(Cost $70,621,188)		$70,698,400

SUPRANATIONAL OBLIGATIONS - 0.55%
Venezuela - 0.55%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	2,857,000	2,988,428

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)		$2,988,428

OPTIONS - 0.42%
Call Options - 0.42%
Chicago Board of Trade
Expiration 08/25/2006 at $108.00	15,000	8,906
Eurodollar Futures
Expiration 09/18/2006 at $94.75	5,345,000	2,244,900

		2,253,806

TOTAL OPTIONS (Cost $3,711,206)		$2,253,806

SHORT TERM INVESTMENTS - 17.95%
Canadian Treasury Bill
4.78% due 09/20/2006	$670,000	$662,526
State Street Navigator Securities Lending
Prime Portfolio (c)	96,650,611	96,650,611

TOTAL SHORT TERM INVESTMENTS
(Cost $97,313,137)		$97,313,137

REPURCHASE AGREEMENTS - 11.71%
Merrill Lynch Tri-Party Repurchase
Agreement dated 06/30/2006 at
5.14% to be repurchased at
$63,527,199 on 07/03/2006,
collateralized by $55,055,000
Federal National Mortgage
Association, 5.25% due
06/15/2008 (valued at
$56,015,710, including interest)
and $10,470,000 Federal Home
Loan Bank, 5.76% due 07/03/2025
(valued at $10,051,985, including
interest) ***	$63,500,000	$63,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $63,500,000)		$63,500,000

Total Investments (Strategic Bond Trust)
(Cost $841,438,261) - 153.54%		$832,241,322
Liabilities in Excess of Other Assets - (53.54)%		(290,195,786)

TOTAL NET ASSETS - 100.00%		$542,045,536

The accompanying notes are an integral part of the financial statements.

109

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Income Trust
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 0.50%
Mining - 0.37%
Newmont Mining Corp.		1,500	$79,395
Pan American Silver Corp. * (a)		2,100	37,779
Silver Standard Resources, Inc., ADR * (a)		50,000	1,000,000

			1,117,174
Paper - 0.13%
Abitibi Consolidated, Inc.		150,000	411,000

TOTAL COMMON STOCKS (Cost $1,609,523)			$1,528,174

INVESTMENT COMPANIES - 0.11%
Investment Companies - 0.11%
Great Lakes Carbon Income Fund		37,400	322,009

TOTAL INVESTMENT COMPANIES (Cost $348,610)			$322,009

PREFERRED STOCKS - 0.01%
Cellular Communications - 0.01%
Rural Cellular Corp, Series B * (a)		37	44,770

TOTAL PREFERRED STOCKS (Cost $34,405)			$44,770

U.S. TREASURY OBLIGATIONS - 8.60%
U.S. Treasury Bonds - 1.24%
8.125% due 08/15/2019 (a)		$1,065,000	1,348,307
9.25% due 02/15/2016		1,860,000	2,427,808

			3,776,115
U.S. Treasury Notes - 7.36%
4.625% due 03/31/2008		8,210,000	8,132,391
6.125% due 08/15/2007 (a)		14,180,000	14,307,946

			22,440,337

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,396,358)			$26,216,452

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.20%
Federal Home Loan Mortgage Corp. - 0.20%
4.625% due 08/22/2008		300,000	294,979
5.10% due 11/14/2008		310,000	306,960

			601,939

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $609,541)			$601,939

FOREIGN GOVERNMENT OBLIGATIONS - 46.26%
Australia - 3.51%
Commonwealth of Australia
7.50% due 09/15/2009	AUD	13,755,000	10,711,831
Austria - 0.20%
Republic of Austria, Series EMTN
6.00% due 09/26/2008	NZD	1,040,000	621,785
Brazil - 0.42%
Federative Republic of Brazil
12.50% due 01/05/2016 (a)	BRL	2,875,000	1,288,805

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Canada - 20.04%
Government of Canada
4.00% due 09/01/2010	CAD	4,000,000	$3,523,408
4.50% due 09/01/2007		6,000,000	5,382,188
4.50% due 06/01/2015		5,200,000	4,635,695
5.50% due 06/01/2009		12,260,000	11,308,888
5.50% due 06/01/2010		6,625,000	6,157,566
6.00% due 06/01/2008		4,675,000	4,314,208
6.00% due 06/01/2011		13,975,000	13,348,068
7.00% due 12/01/2006		600,000	543,606
Province of Ontario
5.00% due 03/08/2014		4,250,000	3,855,417
5.70% due 12/01/2008		6,100,000	5,607,623
5.75% due 03/03/2008	NZD	2,000,000	1,194,108
6.25% due 06/16/2015	CAD	2,100,000	1,247,311

			61,118,086
Colombia - 1.47%
Republic of Colombia
10.00% due 01/23/2012		$110,000	124,300
10.75% due 01/15/2013		3,700,000	4,356,750

			4,481,050
Germany - 2.14%
Federal Republic of Germany
5.00% due 01/04/2012	EUR	1,500,000	2,019,841
5.00% due 07/04/2012		3,350,000	4,521,240

			6,541,081
Ireland - 1.95%
Republic of Ireland
4.60% due 04/18/2016		1,775,000	2,364,773
5.00% due 04/18/2013		2,635,000	3,575,145

			5,939,918
Italy - 1.76%
Republic of Italy
4.75% due 02/01/2013		1,175,000	1,561,077
6.75% due 02/01/2007		2,925,000	3,811,907

			5,372,984
Mexico - 2.46%
Mexico Cetes, Series BI
zero coupon due 07/06/2006	MXN	34,000,000	300,914
5.625% due 01/15/2017 (a)		$530,000	492,900
5.875% due 01/15/2014		510,000	494,700
6.375% due 01/16/2013		410,000	411,025
8.00% due 12/17/2015	MXN	60,500,000	4,971,810
8.125% due 12/30/2019		$310,000	350,300
8.375% due 01/14/2011		270,000	294,300
10.375% due 02/17/2009		160,000	177,280

			7,493,229
New Zealand - 0.27%
New Zealand Government Bond, Series 708
6.00% due 07/15/2008	NZD	1,355,000	819,226

The accompanying notes are an integral part of the financial statements.

110

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Norway - 6.08%
Kingdom of Norway
5.00% due 05/15/2015	NOK	31,000,000	$5,213,285
6.00% due 05/16/2011		52,550,000	9,113,362
6.75% due 01/15/2007		25,800,000	4,218,023

			18,544,670

Panama - 0.31%
Republic of Panama
7.25% due 03/15/2015		$940,000	949,400
Spain - 4.31%
Kingdom of Spain
4.20% due 07/30/2013	EUR	4,100,000	5,310,876
5.00% due 07/30/2012		2,050,000	2,769,034
5.35% due 10/31/2011		3,700,000	5,055,522

			13,135,432

United Kingdom - 1.10%
United Kingdom Gilt
4.50% due 03/07/2007	GBP	1,810,000	3,341,426
Venezuela - 0.24%
Republic of Venezuela
8.50% due 10/08/2014		$350,000	370,125
11.00% due 03/05/2008	EUR	250,000	352,303

			722,428

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $142,493,506)			$141,081,351

CORPORATE BONDS - 17.02%
Advertising - 0.14%
Vertis, Inc.
9.75% due 04/01/2009		$425,000	432,438
Aerospace - 0.18%
Argo-Tech Corp.
9.25% due 06/01/2011		350,000	360,500
DRS Technologies, Inc.
7.625% due 02/01/2018		200,000	199,000

			559,500

Agriculture - 0.09%
Saskatchewan Wheat Pool, Inc.
8.00% due 04/08/2013	CAD	300,000	275,650
Aluminum - 0.11%
IMCO Recycling, Inc.
10.375% due 10/15/2010		$325,000	351,000
Banking - 2.38%
Kreditanstalt fuer Wiederaufbau, Series EMTN
5.73% due 08/20/2007	NZD	1,000,000	599,422
Kreditanstalt fuer Wiederaufbau, Series INTL
1.85% due 09/20/2010	JPY	291,000,000	2,595,134
Landwirtschaftliche Rentenbank, Series EMTN
6.50% due 09/17/2009	NZD	1,040,000	626,364
Oesterreichische Kontrollbank AG
1.80% due 03/22/2010	JPY	291,000,000	2,593,609

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Rabobank Nederland, Series EMTN
0.20% due 06/20/2008	JPY	97,000,000	$835,952

			7,250,481

Broadcasting - 0.70%
Allbritton Communications Company
7.75% due 12/15/2012		$1,350,000	1,336,500
Radio One, Inc.
8.875% due 07/01/2011		325,000	336,781
XM Satellite Radio Holdings, Inc.
9.649% due 05/01/2013 (b)		500,000	458,750

			2,132,031

Building Materials & Construction - 0.16%
Brand Services, Inc.
12.00% due 10/15/2012		175,000	197,750
Votorantim Overseas IV
7.75% due 06/24/2020		300,000	303,000

			500,750

Business Services - 0.10%
Allied Security Escrow Corp.
11.375% due 07/15/2011		300,000	291,000
Cable and Television - 0.67%
Atlantic Broadband Finance LLC
9.375% due 01/15/2014		425,000	399,500
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	98,625
DirecTV Holdings LLC
8.375% due 03/15/2013		296,000	310,060
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	227,578
Shaw Communications, Inc.
6.10% due 11/16/2012		500,000	436,184
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$200,000	203,000
Young Broadcasting, Inc.
10.00% due 03/01/2011		425,000	378,250

			2,053,197

Cellular Communications - 0.58%
America Movil SA de CV
9.00% due 01/15/2016	MXN	13,300,000	1,140,579
Centennial Communications Corp.
8.125% due 02/01/2014		$450,000	433,125
Dobson Cellular Systems, Inc.
8.875% due 10/01/2013		200,000	196,500

			1,770,204

Chemicals - 0.33%
Ethyl Corp.
8.875% due 05/01/2010		350,000	354,375
Huntsman ICI Chemicals
10.125% due 07/01/2009		75,000	76,125
PQ Corp.
7.50% due 02/15/2013		600,000	564,000

			994,500

The accompanying notes are an integral part of the financial statements.

111

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Containers & Glass - 1.17%
BWAY Corp.
10.00% due 10/15/2010		$400,000	$419,500
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	997,500
9.50% due 08/15/2013 (a)		1,000,000	990,000
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		100,000	100,250
Stone Container Corp.
8.375% due 07/01/2012		300,000	283,500
9.75% due 02/01/2011		752,000	772,680

			3,563,430

Diversified Financial Services - 2.60%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	5,000,000	3,018,025
General Electric Capital Corp., Series EMTN
8.75% due 10/05/2015	MXN	21,500,000	1,771,032
9.50% due 12/11/2014		7,000,000	606,816
Toyota Motor Credit Corp.
0.75% due 06/09/2008	JPY	289,000,000	2,518,930

			7,914,803

Electronics - 0.12%
L-3 Communications Corp., Series B
6.375% due 10/15/2015		$370,000	353,350
Energy - 0.15%
Pioneer Natural Resources Company
7.20% due 01/15/2028		500,000	468,980
Financial Services - 0.41%
BCP Crystal Holdings Corp.
9.625% due 06/15/2014		367,000	398,195
JSG Funding PLC
7.75% due 04/01/2015	EUR	300,000	346,936
9.625% due 10/01/2012		$500,000	515,000

			1,260,131

Food & Beverages - 0.22%
Del Monte Corp.
8.625% due 12/15/2012		325,000	334,750
Pinnacle Foods Holding Corp.
8.25% due 12/01/2013		350,000	343,875

			678,625

Gas & Pipeline Utilities - 0.32%
MarkWest Energy Partners LP
8.50% due 07/15/2016		1,000,000	991,557
Healthcare Products - 0.51%
Pfizer Inc, Series INTL
0.80% due 03/18/2008	JPY	178,000,000	1,552,011
Healthcare Services - 0.15%
Ameripath, Inc.
10.50% due 04/01/2013		$425,000	445,719
Hotels & Restaurants - 0.71%
CCM Merger, Inc.
8.00% due 08/01/2013		1,360,000	1,285,200

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Hotels & Restaurants (continued)
Landry's Restaurants, Inc., Series B
7.50% due 12/15/2014	$435,000	$399,113
Turning Stone Casino Resort
9.125% due 12/15/2010	475,000	479,750

		2,164,063
Household Appliances - 0.01%
Applica, Inc.
10.00% due 07/31/2008 (a)	34,000	32,173
Industrial Machinery - 0.03%
Manitowoc, Inc.
7.125% due 11/01/2013	100,000	98,000
International Oil - 0.21%
Ocean Rig Norway AS
8.375% due 07/01/2013	300,000	307,500
Pemex Project Funding Master Trust
5.75% due 12/15/2015	130,000	119,730
9.125% due 10/13/2010	200,000	219,000

		646,230
Leisure Time - 1.86%
AMF Bowling Worldwide, Inc.
10.00% due 03/01/2010	400,000	409,000
Chukchansi Economic Development Authority
8.00% due 11/15/2013	275,000	276,719
Isle Capri Casinos, Inc.
7.00% due 03/01/2014	400,000	377,500
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,000,000	1,005,000
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	697,812
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	200,000	194,750
7.125% due 08/15/2014	300,000	290,250
MTR Gaming Group, Inc.
9.00% due 06/01/2012	400,000	402,000
MTR Gaming Group, Inc., Series B
9.75% due 04/01/2010	200,000	211,250
Penn National Gaming, Inc.
6.75% due 03/01/2015	100,000	93,250
Pokagon Gaming Authority
10.375% due 06/15/2014	500,000	516,875
Seneca Gaming Corp.
7.25% due 05/01/2012	300,000	290,625
Station Casinos, Inc.
6.50% due 02/01/2014	625,000	581,250
6.875% due 03/01/2016	250,000	233,125
Waterford Gaming, LLC
8.625% due 09/15/2012	84,000	88,620

		5,668,026
Manufacturing - 0.15%
Blount, Inc.
8.875% due 08/01/2012	225,000	223,875
Park-Ohio Industries, Inc.
8.375% due 11/15/2014	250,000	220,000

		443,875

The accompanying notes are an integral part of the financial statements.

112

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals - 0.78%
Alliance Imaging, Inc.
7.25% due 12/15/2012	$1,000,000	$890,000
HealthSouth Corp.
10.243% due 02/02/2007 (f)	300,000	300,000
11.418% due 06/15/2014 (a)(b)	1,200,000	1,182,000

		2,372,000

Metal & Metal Products - 0.28%
Mueller Group, Inc.
10.00% due 05/01/2012	300,000	322,500
Mueller Holdings, Inc.
zero coupon, Step up to 14.75% on
04/15/2009 due 04/15/2014	75,000	63,000
Novelis, Inc.
7.25% due 02/15/2015	500,000	480,000

		865,500

Mining - 0.06%
Drummond Company, Inc.
7.375% due 02/15/2016	200,000	185,500
Paper - 0.86%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	300,000	243,000
8.375% due 04/01/2015	300,000	273,750
Boise Cascade LLC
7.125% due 10/15/2014	500,000	442,500
Buckeye Technologies, Inc.
9.25% due 09/15/2008	150,000	149,625
Newark Group, Inc.
9.75% due 03/15/2014	350,000	323,750
Pope & Talbot, Inc.
8.375% due 06/01/2013	1,500,000	1,186,875

		2,619,500

Petroleum Services - 0.06%
Hanover Equipment Trust
8.75% due 09/01/2011	175,000	180,250
Plastics - 0.16%
Berry Plastics Corp.
10.75% due 07/15/2012	450,000	487,125
Retail Trade - 0.10%
PETCO Animal Supplies, Inc.
10.75% due 11/01/2011	275,000	290,125
Sanitary Services - 0.11%
Allied Waste North America, Inc., Series B
9.25% due 09/01/2012	208,000	220,480
Waste Services, Inc.
9.50% due 04/15/2014	100,000	101,000

		321,480

Telephone - 0.32%
Cincinnati Bell, Inc.
8.375% due 01/15/2014 (a)	1,000,000	985,000
Transportation - 0.09%
PHI, Inc.
7.125% due 04/15/2013	300,000	282,750

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utility Service - 0.14%
Sensus Metering Systems, Inc.
8.625% due 12/15/2013		$425,000	$414,375

TOTAL CORPORATE BONDS (Cost $53,481,619)			$51,895,329

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.72%
Bank of America Alternative Loan Trust,
Series 2006-1, Class 4CB1
6.50% due 02/25/2036		7,761,275	7,738,546
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036		1,046,509	1,045,382
Wamu Alternative Mortgage Pass-Through
Certificates, Series 2006-3, Class 4CB
6.50% due 03/25/2036		8,701,597	8,665,124

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,648,737)			$17,449,052

SUPRANATIONAL OBLIGATIONS - 0.78%
Supranational - 0.40%
European Investment Bank
6.75% due 11/17/2008	NZD	1,980,000	1,204,759
International Bank for Reconstruction &
Development, Series EMTN
5.24% due 08/28/2007		40,000	23,803

			1,228,562

Venezuela - 0.38%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012		$1,110,000	1,161,062

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,459,925)			$2,389,624

SHORT TERM INVESTMENTS - 35.25%
Short Term - 0.61%
State Street Global Advisers Funds (c)		1,867,000	1,867,000

SHORT TERM INVESTMENTS - 35.25%
Canadian Treasury Bill
zero coupon due 09/20/2006		$260,000	$256,957
zero coupon due 04/19/2007	CAD	4,800,000	4,164,281
Federal Home Loan Bank Discount Notes
zero coupon due 07/03/2006		$76,600,000	76,579,786
State Street Navigator Securities Lending
Prime Portfolio (c)		24,633,860	24,633,860

TOTAL SHORT TERM INVESTMENTS
(Cost $107,533,509)			$107,501,884

Total Investments (Strategic Income Trust)
(Cost $352,615,733) - 114.45%			$349,030,584
Liabilities in Excess of Other Assets - (14.45)%			(44,058,109)

TOTAL NET ASSETS - 100.00%			$304,972,475

The accompanying notes are an integral part of the financial statements.

113

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Return Trust
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.62%
Banking - 0.62%
DG Funding Trust *	981	$10,331,156

TOTAL PREFERRED STOCKS (Cost $10,336,921)		$10,331,156

U.S. TREASURY OBLIGATIONS - 1.18%
Treasury Inflation Protected
Securities (d) - 1.18%
2.00% due 01/15/2026 (a)***	$8,931,472	8,177,182
2.375% due 01/15/2025 (a)***	10,686,800	10,401,260
3.625% due 04/15/2028 (a)***	871,836	1,034,522

		19,612,964

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,307,152)		$19,612,964

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.77%
Federal Home Loan Bank - 0.07%
zero coupon due 02/05/2007 ***	1,200,000	1,153,500
Federal Home Loan Mortgage Corp. - 0.30%
3.952% due 06/01/2034 ***	1,073,564	1,035,709
5.00% due 05/01/2018 to 12/01/2018 ***	3,311,900	3,195,183
6.00% due 03/01/2016 to 09/01/2016 ***	175,429	175,751
6.412% due 01/01/2029 (b)***	639,530	653,830

		5,060,473
Federal National Mortgage
Association - 43.40%
4.50% TBA **	2,500,000	2,361,725
4.673% due 09/01/2035 (b)***	11,471,075	11,276,514
4.926% due 05/01/2036 (b)***	6,183,485	6,189,597
5.00% due 11/01/2017 to 09/01/2035 ***	88,235,038	84,749,890
5.00% TBA **	152,000,000	142,241,320
5.3119% due 09/22/2006 (b)***	6,400,000	6,398,989
5.411% due 10/01/2040 (b)***	861,616	868,152
5.50% due 11/01/2016 to 12/01/2035 ***	338,907,792	326,368,744
5.50% TBA **	135,000,000	129,642,120
6.00% due 03/01/2016 to 04/01/2028 ***	1,168,471	1,172,544
6.00% TBA **	10,000,000	9,831,250
6.458% due 07/01/2009 (b)***	548,751	549,541

		721,650,386
Government National Mortgage
Association - 0.40%
4.375% due 05/20/2023 to
05/20/2030 (b)***	1,360,551	1,361,562
4.75% due 09/20/2021 to
02/20/2032 (b)***	2,703,160	2,684,558
5.00% due 12/20/2034 to 03/20/2035 ***	1,173,905	914,441
5.125% due 10/20/2029 to
11/20/2029 (b)***	1,320,441	1,328,371
5.375% due 02/20/2024 (b)***	339,733	340,511

		6,629,443
Small Business Administration - 0.60%
4.504% due 02/01/2014 ***	1,095,166	1,030,946
4.88% due 11/01/2024 ***	184,801	174,499
5.13% due 09/01/2023 ***	338,660	326,826

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Small Business Administration
(continued)
5.52% due 06/01/2024 ***	$6,192,553	$6,098,261
6.344% due 08/01/2011 ***	2,166,709	2,205,801
7.449% due 08/01/2010 ***	147,138	153,412

		9,989,745

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $765,070,096)		$744,483,547

FOREIGN GOVERNMENT OBLIGATIONS - 0.38%
Brazil - 0.04%
Federative Republic of Brazil
10.50% due 07/14/2014 ***	500,000	602,000
Mexico - 0.03%
Government of Mexico
5.75% due 01/13/2009 (a)(b)***	500,000	504,250
Panama - 0.26%
Republic of Panama
8.875% due 09/30/2027 ***	2,200,000	2,491,500
9.375% due 07/23/2012 ***	1,400,000	1,561,000
9.625% due 02/08/2011 ***	210,000	233,100

		4,285,600

Poland - 0.02%
Republic of Poland, Series RSTA
zero coupon, Step up to 4.75% on
10/27/2006 due 10/27/2024 (b)***	500,000	435,450
South Africa - 0.03%
Republic of South Africa
9.125% due 05/19/2009 ***	500,000	536,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,899,539)		$6,363,550

CORPORATE BONDS - 12.22%
Air Travel - 0.02%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011 ***	248,962	253,684
Automobiles - 0.33%
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008 (a)***	2,600,000	2,557,487
5.74% due 03/13/2009 (b)***	3,000,000	3,002,052

		5,559,539

Banking - 3.23%
Bank of America Corp.
5.4056% due 06/19/2009 (b)***	16,700,000	16,692,819
China Development Bank
5.00% due 10/15/2015 ***	500,000	466,501
Export-Import Bank of China.
4.875% due 07/21/2015 ***	500,000	463,178
HSBC Bank USA
5.4944% due 09/21/2007 (b)***	7,900,000	7,906,747
HSBC Finance Corp.
5.4594% due 09/15/2008 (b)***	6,400,000	6,412,966

The accompanying notes are an integral part of the financial statements.

114

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***		$700,000	$651,262
Royal Bank of Scotland Group PLC, Series 144A
5.4244% due 12/21/2007 (b)***		4,100,000	4,101,464
USB Capital IX
6.189% due 03/29/2049 (a)(b)***		500,000	488,945
Wachovia Bank NA, Series BKNT
5.27% due 05/25/2010 (b)***		16,500,000	16,488,929

			53,672,811
Cellular Communications - 0.01%
AT&T Broadband Corp.
8.375% due 03/15/2013 (a)***		200,000	222,128
Diversified Financial Services - 0.77%
General Electric Capital Corp., Series MTN
5.05% due 01/03/2008 (a)(b)***		7,800,000	7,810,460
5.7072% due 01/08/2016 (a)(b)***		1,600,000	1,598,531
General Electric Capital Corp., Series MTNA
5.4494% due 12/15/2009 (a)(b)***		3,400,000	3,408,466

			12,817,457
Electrical Utilities - 0.17%
Dominion Resources, Inc.
5.70% due 09/17/2012 (a)***		150,000	146,783
PSEG Power LLC
6.95% due 06/01/2012 ***		100,000	103,757
Southern California Edison Company
5.2488% due 02/02/2009 (b)***		2,600,000	2,600,117

			2,850,657
Financial Services - 4.47%
American Express Credit Corp., Series MTN
5.082% due 03/02/2009 (b)***		4,300,000	4,300,327
American General Finance Corp., Series MTN
5.4888% due 03/23/2007 (b)***		1,000,000	1,000,387
Atlantic & Western Re, Ltd., Series A
10.99% due 01/09/2007 (b)		300,000	295,026
CIT Group, Inc.
5.2756% due 01/30/2009 (b)		3,600,000	3,606,815
7.75% due 04/02/2012 (a)***		200,000	216,806
Citigroup, Inc.
5.1656% due 01/30/2009 (b)***		12,200,000	12,197,304
5.52% due 12/26/2008 (b)***		4,500,000	4,501,260
Deutsche Telekom International Finance BV
5.875 due 07/11/2006 ***	EUR	400,000	511,356
Goldman Sachs Group, Inc., Series B MTN
5.42% due 07/23/2009 (a)(b)***		$9,600,000	9,665,579
Goldman Sachs Group, Inc., Series MTN
5.25% due 11/10/2008 (b)***		4,000,000	4,002,140
HBOS PLC
5.92% due 09/29/2049 (a)(b)***		700,000	644,890
JSG Packaging, Ltd.
5.595% due 11/29/2014 (b)*** (f)	EUR	1,000,000	1,283,885
Lehman Brothers Holdings, Inc., Series MTN
5.18% due 10/22/2008 (b)***		$6,100,000	6,105,929
Morgan Stanley Warehouse Facility
3.33% due 09/29/2006		3,900,000	3,900,000

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Morgan Stanley, Series GMTN
5.2763% due 02/09/2009 (a)(b)***	$4,100,000	$4,104,563
MUFG Capital Finance 1, Ltd.
6.346% due 07/29/2049 (a)(b)***	700,000	675,213
Phoenix Quake Wind, Ltd.
7.44% due 07/03/2008 (b)	800,000	807,272
Phoenix Quake, Ltd.
7.44% due 07/03/2008 (b)	800,000	809,912
SLM Corp., Series MTNA
5.31% due 07/25/2008 (b)***	15,200,000	15,260,081
Vita Capital, Ltd., 2003-1
6.34% due 01/01/2007 (b)	400,000	400,836

		74,289,581

Food & Beverages - 0.01%
Kraft Foods, Inc.
6.25% due 06/01/2012 ***	100,000	101,167
Forest Products - 0.00%
Weyerhaeuser Company
6.125% due 03/15/2007 ***	13,000	13,007
Gas & Pipeline Utilities - 0.65%
El Paso Corp.
7.75% due 01/15/2032 (a)***	7,900,000	7,692,625
Williams Companies, Inc.
6.375% due 10/01/2010 ***	3,200,000	3,120,000

		10,812,625

Insurance - 0.04%
American International Group, Inc.
5.05% due 10/01/2015 (a)***	700,000	653,034
International Oil - 0.21%
Pemex Project Funding Master Trust
5.75% due 12/15/2015 ***	1,300,000	1,197,300
7.375% due 12/15/2014 (a)***	600,000	619,200
8.625% due 02/01/2022 ***	300,000	335,400
Ras Laffan LNG III
5.838% due 09/30/2027 ***	1,500,000	1,396,590

		3,548,490

Leisure Time - 0.01%
MGM Mirage, Inc.
6.00% due 10/01/2009 (a)***	200,000	194,500
Petroleum Services - 0.03%
Petroleum Export, Ltd.
5.265% due 06/15/2011 ***	573,781	556,154
Software - 0.24%
Oracle Corp.
5.28% due 01/13/2009 (b)***	3,900,000	3,902,356
Telecommunications Equipment &
Services - 0.53%
Embarq Corp.
6.738% due 06/01/2013 ***	2,700,000	2,691,832
7.082% due 06/01/2016 ***	5,400,000	5,370,338
France Telecom SA
7.75 due 03/01/2011 ***	200,000	214,841

The accompanying notes are an integral part of the financial statements.

115

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***	EUR	200,000	$267,365
Verizon Global Funding Corp.
7.25% due 12/01/2010 (a)***		$200,000	209,453

			8,753,829

Telephone - 1.50%
AT&T Corp.
7.30 due 11/15/2011 (b)***		1,538,000	1,632,638
AT&T, Inc.
5.2625% due 05/15/2008 (a)(b)***		15,000,000	14,998,350
Qwest Capital Funding, Inc.
7.25% due 02/15/2011 (a)***		113,000	109,892
Qwest Corp.
7.625% due 06/15/2015 (a)***		3,100,000	3,061,250
Sprint Capital Corp.
6.125% due 11/15/2008 (a)***		500,000	503,917
Telefonica Emisones SAU
5.7138% due 06/19/2009 (b)***		4,700,000	4,702,110

			25,008,157

TOTAL CORPORATE BONDS (Cost $203,827,208)			$203,209,176

MUNICIPAL BONDS - 1.80%
California - 0.45%
Golden State Tobacco Securitization Corp.,
California, Series 2003-A-1
6.25% due 06/01/2033 ***		3,100,000	3,350,480
6.75% due 06/01/2039 ***		3,635,000	4,065,202

			7,415,682

Illinois - 0.27%
City of Chicago Illinois, Series C
5.00% due 01/01/2035 ***		4,400,000	4,452,008
Iowa - 0.03%
Tobacco Settlement Authority of Iowa, Series A
6.50% due 06/01/2023 ***		495,000	486,278
New York - 0.64%
New York City Municipal Water Finance Authority
4.75% due 06/15/2033		10,000,000	9,776,700
New York State Environmental Facilities Corp.,
Residuals, Series 658
6.28% due 06/15/2023 (b)***		850,000	912,586

			10,689,286

Rhode Island - 0.03%
Tobacco Settlement Financing Corp.
6.25% due 06/01/2042 ***		500,000	522,380
South Carolina - 0.01%
Tobacco Settlement Revenue Management
Authority
6.375% due 05/15/2028 ***		200,000	213,218
Texas - 0.16%
Texas State Transportation Commission Mobility
Fund Series A
4.75% due 04/01/2035		2,200,000	2,163,854

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Texas (continued)
University of Texas Permanent University Fund
4.75% due 07/01/2030 ***	$500,000	$500,655

		2,664,509

Wisconsin - 0.21%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017 ***	2,900,000	3,051,409
6.375% due 06/01/2032 ***	200,000	214,172
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021 ***	110,000	113,902
5.10% due 06/01/2022 ***	25,000	25,847

		3,405,330

TOTAL MUNICIPAL BONDS (Cost $28,293,415)		$29,848,691

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.77%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 ***	2,296,778	2,231,478
Bank of America Funding Corp., Series 2005-D,
Class A1
4.1146% due 05/25/2035 (b)***	3,211,300	3,107,983
Bank of America Funding Corp., Series 2004-A,
Class 1A3
5.0109% due 09/20/2034 (b)***	1,165,639	1,102,995
Bank of America Mortgage Securities, Inc.,
Series 2002-K, Class 2A1
5.4031% due 10/20/2032 (b)***	324,215	323,671
Bank of America Mortgage Securities, Inc.,
Series 2004-1, Class 5A1
6.50% due 09/25/2033 ***	484,441	482,322
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031 ***	99,837	100,473
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
3.8281% due 07/25/2034 (b)***	512,310	508,532
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
5.3304% due 02/25/2033 (b)***	1,104,495	1,100,512
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
4.8119% due 01/25/2034 (b)***	3,008,261	2,949,690
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
4.5527% due 09/25/2034 (b)***	737,928	729,467
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
4.9262% due 10/25/2034 (b)***	747,239	743,365
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.3408% due 09/25/2034 (b)***	273,367	270,316
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.4065% due 05/25/2035 (b)***	5,515,383	5,461,405

The accompanying notes are an integral part of the financial statements.

116

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
4.70% due 12/25/2035 ***	$1,141,593	$1,118,851
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033 ***	191,538	190,150
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-R4, Class 1A3
6.00% due 11/25/2026 ***	2,000,000	1,982,863
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 ***	355,113	357,815
Countrywide Home Loans, Series 2004-12,
Class 11A2
4.233% due 08/25/2034 (b)***	468,667	461,600
Countrywide Home Loans,
Series 2005-3, Class 1A2
5.6125% due 04/25/2035 (b)***	1,072,613	1,074,135
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	1,202,194	1,184,212
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.623% due 09/25/2034 (b)***	624,799	609,500
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-P3A, Class A1
5.8725% due 08/25/2033 (b)***	1,278,511	1,281,274
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029 ***	1,619,801	1,674,589
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030 ***	979,575	982,972
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031 ***	1,360,588	1,374,533
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032 ***	1,600,000	1,584,759
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032 ***	1,752,269	1,690,386
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034 ***	109,124	80,799
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033 ***	800,000	739,839
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034 ***	323,315	266,808
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035 ***	400,000	359,267
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035 ***	400,000	359,239

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
5.211% due 02/25/2045 (b)	$798,984	$792,782
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 09/25/2032 ***	12,578,789	12,210,789
Federal National Mortgage Association, Series
2003-116, Class FA
5.7225% due 11/25/2033 (b)***	596,015	598,881
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 12/25/2042 ***	848,262	854,183
Federal National Mortgage Association, Series
2004-11, Class A
5.4425% due 03/25/2034 (b)***	127,588	127,676
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044 ***	448,773	445,186
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
5.6725% due 02/25/2044 (b)***	437,327	437,125
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035 ***	106,879	78,122
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035 ***	536,622	427,610
Federal National Mortgage Association,
Series 2006-5, Class 3A2
4.6811% due 05/25/2035 (b)***	700,000	677,818
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/21/2031 ***	120,964	120,751
GS Mortgage Securities Corp.,
Series 2003-1, Class A2
6.0225% due 01/25/2032 (b)***	83,781	84,594
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
5.4719% due 05/19/2035 (b)***	204,639	204,760
Indymac Arm Trust, Series 2001-H2, Class A2
6.5807% due 01/25/2032 (b)***	34,077	33,909
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030 ***	3,241,820	3,197,050
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
5.4388% due 06/15/2030 (b)***	4,675,950	4,689,860
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 ***	458,086	466,895
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
5.7225% due 02/25/2034 (b)***	1,087,065	1,090,164
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
5.7225% due 02/25/2019 (b)***	245,493	245,849
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034 ***	300,000	271,904

The accompanying notes are an integral part of the financial statements.

117

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Residential Funding Mortgage Securities I,
Series 2004-S2, Class A1
5.25% due 03/25/2034 ***	$282,198	$273,481
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.9833% due 07/25/2034 (b)***	397,785	390,723
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
5.5525% due 05/25/2045 (b)***	138,953	138,785
Structured Asset Securities Corp.,
Series 2001-21A, Class 1A1
6.25% due 01/25/2032 (b)***	166,905	166,301
Structured Asset Securities Corp.,
Series 2002-1A, Class 4A
6.0925% due 02/25/2032 (b)***	68,208	67,942
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.009% due 02/27/2034 (b)***	191,578	189,035
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
5.41% due 08/25/2042 (b)***	4,827,645	4,822,972
Washington Mutual Mortgage Securities Corp.,
Series 2002-S5, Class 1A1
5.1208% due 10/25/2032 (b)***	548,662	544,274
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
5.3735% due 02/25/2033 (b)***	2,032,049	2,014,638
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR13, Class A1A1
5.6125% due 10/25/2045 (b)***	1,696,391	1,706,290
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.6325% due 01/25/2045 (b)***	117,912	118,473
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR6, Class 2A1A
5.5525% due 04/25/2045 (b)***	194,427	195,081
Washington Mutual, Inc., Series 2002-AR6, Class A
5.543% due 06/25/2042 (b)***	68,023	68,119
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	5,096,334	4,985,240

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $80,097,536)		$79,223,062

ASSET BACKED SECURITIES - 0.82%
AAA Trust, Series 2005-2, Class A1
5.4225% due 11/26/2035 (b)***	580,377	580,862
ACE Securities Corp., Series 2006-HE2, Class A2A
5.3825% due 05/25/2036 (b)***	6,698,839	6,698,839
Brazos Student Finance Corp.,
Series 1998-A, Class A2
4.93% due 06/01/2023 (b)***	839,147	844,654
Carrington Mortgage Loan Trust,
Series 2005-NC3, Class A1A
5.4025% due 06/25/2035 (b)***	272,819	272,819
EMC Mortgage Loan Trust, Series 2001-A Class A
5.6925% due 05/25/2040 (b)***	2,705,471	2,713,570

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Fremont Home Loan Trust,
Series 2005-E, Class 2A1
5.4125% due 01/25/2036 (b)***	$2,319,279	$2,319,239
Quest Trust, Series 2004-X2, Class A1
5.8825% due 06/25/2034 (b)***	30,608	30,705
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AII1
5.4825% due 09/25/2013 (b)***	9,352	9,351
Wells Fargo Home Equity Trust, Series 2004-2,
Class AI1A
5.4925% due 02/25/2018 (b)***	14,949	14,948
Federal National Mortgage Association, Series
2005-T2, Class 1A1
5.2495% due 11/28/2035 (b)***	177,661	177,645

TOTAL ASSET BACKED SECURITIES
(Cost $13,644,864)		$13,662,632

OPTIONS - 0.08%
Call Options - 0.08%
Over The Counter European Style Call
Expiration 10/04/2006 at $4.50 *	26,000,000	0
Expiration 10/04/2006 at $4.50 *	44,900,000	0
Expiration 10/18/2006 at $4.50 *	55,000,000	0
Expiration 08/08/2006 at $4.75 *	21,000,000	0
Expiration 12/22/2006 at $4.80 *	45,000,000	5,265
Expiration 03/08/2007 at $5.00 *	47,000,000	37,647
Expiration 03/08/2007 at $5.00 *	23,000,000	18,423
Expiration 04/19/2007 at $5.08 *	27,600,000	38,364
Expiration 10/25/2006 at $5.13 *	17,000,000	4,522
Expiration 02/01/2007 at $5.17 *	41,600,000	62,320
Expiration 05/23/2007 at $5.20 *	79,000,000	178,461
Expiration 05/09/2007 at $5.20 *	92,600,000	238,916
Expiration 06/07/2007 at $5.25 *	81,000,000	253,380
Expiration 06/07/2007 at $5.25 *	15,000,000	46,922
Expiration 06/30/2007 at $5.50 *	77,000,000	369,600

		1,253,820
Put Options - 0.00%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 06/18/2007 at $91.00 *	3,530,000	8,825
Expiration 06/18/2007 at $91.25 *	3,870,000	9,675
Expiration 12/18/2006 at $92.00 *	2,962,500	7,406
Expiration 03/19/2007 at $92.25 *	125,000	313
Expiration 09/18/2006 at $92.50 *	1,650,000	4,125
Expiration 12/18/2006 at $92.50 *	2,220,000	5,550
Expiration 09/18/2006 at $92.75 *	125,000	312
Expiration 12/18/2006 at $92.75 *	3,200,000	8,000
Expiration 09/18/2006 at $93.25 *	1,450,000	3,625
Expiration 09/18/2006 at $94.00 *	947,500	2,369

		50,200

TOTAL OPTIONS (Cost $3,067,838)		$1,304,020

The accompanying notes are an integral part of the financial statements.

118

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT TERM INVESTMENTS - 53.77%
Barclays U.S. Funding LLC
4.955% due 07/18/2006 ***		$45,000,000	$44,894,706
5.055% due 08/15/2006 ***		5,700,000	5,663,983
Danske Corp.
5.08% due 08/24/2006 ***		5,900,000	5,855,042
5.28% due 07/17/2006 ***		43,400,000	43,298,155
Dexia Delaware LLC
5.02% due 08/01/2006 ***		26,200,000	26,086,743
DNB NORBank ASA
5.00% due 08/24/2006 ***		45,300,000	44,960,250
Federal Home Loan Bank Discount Notes
zero coupon due 07/03/2006 ***		14,900,000	14,895,902
Federal National Mortgage Association
zero coupon due 08/21/2006 (a)***		42,300,000	42,002,772
Federal Republic of Germany, Series 0406
zero coupon due 09/13/2006 to
12/13/2006 ***	EUR	90,050,000	114,338,953
Government of France
zero coupon due 07/06/2006 to
12/21/2006 ***		67,410,000	85,538,507
HBOS Treasury Services PLC
5.04% due 08/08/2006 ***		$45,700,000	45,456,876
Kingdom of Belgium
zero coupon due 07/13/2006 to
10/12/2006 ***	EUR	36,970,000	46,929,502
Rabobank USA Finance Corp.
5.25% due 07/03/2006 ***		$45,300,000	45,286,787
Skandinaviska Enskilda Banken AB
4.96% due 07/20/2006 ***		29,100,000	29,023,823
Societe Generale North America, Inc.
5.05% due 08/16/2006 ***		4,800,000	4,769,027
5.055% due 08/15/2006 ***		46,000,000	45,709,337
State Street Navigator Securities Lending
Prime Portfolio (c)		96,732,414	96,732,414
Total SA
5.27% due 07/03/2006 ***		45,300,000	45,286,737
UBS Finance (Delaware) LLC
4.89% due 07/06/2006 ***		1,100,000	1,099,253
5.00% due 08/25/2006 ***		600,000	595,417
5.235% due 08/08/2006 ***		45,600,000	45,348,022
5.27% due 07/03/2006 ***		2,400,000	2,399,297
United States Treasury Bills
zero coupon due 09/14/2006 ***		250,000	247,503
zero coupon due 08/31/2006 to
09/14/2006 *** ****		11,875,000	11,763,370
Westpac Banking Corp.
5.04% due 08/02/2006 ***		46,100,000	45,893,472

TOTAL SHORT TERM INVESTMENTS
(Cost $890,574,716)			$894,075,850

The accompanying notes are an integral part of the financial statements.

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.30%
Lehman Brothers Tri-Party
Repurchase Agreement dated
06/30/2006 at 4.50% to be
repurchased at $46,017,250 on
07/03/2006, collateralized by
$44,370,000 U.S. Treasury Notes,
2.00% due 01/15/2014 (valued at
$47,168,564, including interest) ***	$46,000,000	$46,000,000
Repurchase Agreement with State Street
Corp. dated 06/30/2006 at 3.95% to be
repurchased at $8,894,927 on 07/03/2006,
collateralized by $9,305,000 Federal Home
Loan Mortgage Corp., 5.50% due
11/16/2015 (valued at $9,072,375,
including interest) (c)***	8,892,000	8,892,000

TOTAL REPURCHASE AGREEMENTS
(Cost $54,892,000)		$54,892,000

Total Investments (Total Return Trust)
(Cost $2,077,011,285) - 123.71%		$ 2,057,006,648
Liabilities in Excess of Other Assets - (23.71)%		(394,183,977)

TOTAL NET ASSETS - 100.00%		$ 1,662,822,671

U.S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 18.03%
U.S. Treasury Bonds - 0.11%
6.625% due 02/15/2027	$372,000	$433,148
U.S. Treasury Notes - 17.92%
3.375% due 11/15/2008 to
10/15/2009 *** ****	10,100,000	9,608,538
3.50% due 05/31/2007 ***	20,000,000	19,682,820
4.00% due 02/15/2014 to 02/15/2015 ***	15,914,000	14,728,156
4.00% due 04/15/2010 *** ****	15,222,000	14,646,426
4.25% due 08/15/2015 ***	7,055,000	6,601,109
4.50% due 11/15/2015 ***	6,000,000	5,715,000

		70,982,049

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $74,113,894)		$71,415,197

U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.66%
Federal Home Loan Bank - 1.57%
5.80% due 09/02/2008 ***	6,205,000	6,231,992
Federal Home Loan Mortgage Corp. - 2.28%
5.00% due 08/01/2033	1,090,385	1,023,219
5.00% due 08/01/2033 ***	3,864,761	3,626,698
6.00% due 10/01/2010 to 11/01/2028	316,924	313,906
6.00% due 11/01/2028 to 12/01/2028 ***	1,386,240	1,371,385
6.50% due 07/01/2006 to 12/01/2010	118,870	119,397
7.00% due 02/01/2011 to 06/01/2032	1,974,283	2,019,954
7.00% due 07/01/2011 to 02/01/2028 ***	373,657	382,339
7.50% due 05/01/2007	13,784	13,888

119

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
9.00% due 10/01/2017	$38,319	$39,297
9.50% due 08/01/2020	78,875	85,854
11.75% due 12/01/2013	4,235	4,633
12.00% due 07/01/2020	28,103	30,331

		9,030,901
Federal National Mortgage
Association - 67.37%
4.5027% due 02/17/2009 (b)***	4,456,000	4,325,127
5.00% TBA **	108,225,000	101,375,967
5.50% due 04/01/2018 to 05/01/2018 ***	6,361,586	6,253,739
5.50% TBA **	77,500,000	74,512,646
6.00% TBA **	56,720,000	55,907,650
6.50% due 03/01/2026 to 06/01/2029	808,763	817,062
6.50% due 02/01/2026 ***	167,226	168,957
6.50% TBA **	15,000,000	15,075,000
6.527% due 05/25/2030 (b)***	2,354,293	2,361,293
7.00% due 07/01/2022 to 01/01/2030	734,521	753,199
7.00% due 04/01/2028 to 01/01/2034 ***	2,130,037	2,182,270
7.50% due 09/01/2029 to 02/01/2031	463,569	480,362
8.00% due 06/01/2017 to 12/01/2032	621,049	654,574
8.00% due 01/01/2031 to 03/01/2033 ***	636,050	671,919
8.25% due 09/01/2008	4,079	4,136
8.50% due 02/01/2009	1,770	1,804
8.50% due 08/01/2019 ***	503,667	535,848
8.75% due 08/01/2009 to 10/01/2011	85,090	86,508
9.00% due 05/01/2021	23,774	25,592
11.50% due 09/15/2013 to 09/01/2019	96,501	105,071
11.75% due 12/01/2015	33,292	36,336
12.00% due 01/01/2013 to 04/20/2016	269,427	300,177
12.50% due 01/01/2013 to 09/20/2015	131,196	142,827
13.50% due 11/15/2014	70,415	77,761

		266,855,825
Government National Mortgage
Association - 11.44%
5.50% due 12/01/2099	15,400,000	14,923,555
6.00% TBA **	28,000,000	27,763,736
6.50% due 02/15/2034 to 09/15/2034	1,319,187	1,336,074
7.50% due 02/15/2022 to 12/15/2027	693,035	726,060
8.50% due 06/15/2025 ***	537,504	580,249
11.00% due 09/15/2015	1,962	2,146

		45,331,820

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $329,736,294)		$327,450,538

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.61%
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
5.43% due 06/25/2046 (b)	3,900,000	3,900,000
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
3.7866% due 11/25/2034 (b)	929,582	915,225

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.54% due 09/25/2046 (b)***	$4,000,000	$4,000,000
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
3.5438% due 06/25/2046 (b)***	3,808,464	3,810,547
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.4669% due 07/20/2046 (b)***	3,895,648	3,828,082
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
5.4769% due 07/20/2046 (b)***	896,992	897,413
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.4669% due 07/20/2046 (b)***	3,886,966	3,886,888
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032 ***	692,679	598,352
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% due 01/15/2023 ***	10,026,589	446,515
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
5.2602% due 01/25/2043 (b)***	2,746,111	2,777,472
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
5.5119% due 06/19/2034 (b)	924,833	927,862
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.6425% due 03/25/2036 (b)***	3,590,686	3,598,326
Lehman XS Trust, Series 2006-GP3, Class 3A1A
5.3925% due 06/25/2046 (b)***	3,900,000	3,898,781
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.5125% due 05/25/2046 (b)***	3,946,610	3,939,074
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
4.483% due 10/25/2034 (b)***	1,527,189	1,521,046
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
4.6074% due 12/25/2034 (b)***	695,383	692,084
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
5.3925% due 06/25/2036 (b)***	3,829,445	3,829,215
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.5125% due 09/25/2046 (b)***	3,899,928	3,899,109
RAAC Series, Series 2006-RP3, Class A
5.564% due 05/25/2036 (b)	4,500,000	4,500,000
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
5.7225% due 10/25/2045 (b)***	182,662	183,199
Residential Accredit Loans, Inc., Series 2006-QO5,
Class 3A1
5.3925% due 05/25/2046 (b)***	1,106,065	1,106,022
Thornburg Mortgage Securities Trust, Series
2006-3, Class A1
5.4306% due 06/25/2036 (b)***	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

120

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.4456% due 06/25/2036 (b)***	$4,000,000	$4,000,000
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.4506% due 06/25/2036 (b)***	4,000,000	4,000,000
Washington Mutual Inc., Series 2005-AR17, Class
A1A1
5.5925% due 12/25/2045 (b)***	3,994,907	4,006,293
Washington Mutual Inc., Series 2005-AR17, Class
A1A2
5.6125% due 12/25/2045 (b)***	558,728	560,624
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.48% due 08/25/2036 (b)***	4,000,000	4,000,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $74,421,487)		$73,722,129

ASSET BACKED SECURITIES - 16.71%
ACE Securities Corp., Series 2006-GP1, Class A
5.4525% due 02/25/2031 (b)***	3,788,094	3,788,015
ACE Securities Corp., Series 2006-SL3, Class A1
5.485% due 06/25/2036 (b)	4,000,000	4,000,000
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
5.865% due 06/25/2034 (b)	2,740,640	2,745,334
Ameriquest Mortgage Securities Inc., Series
2005-R7, Class A2B
5.4925% due 09/25/2035 (b)***	3,067,000	3,068,439
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
5.4887% due 02/15/2034 (b)***	3,738,399	3,749,901
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.5353% due 07/15/2036 (b)***	4,000,000	4,000,000
EMC Mortgage Loan Trust, Series 2006-A, Class A1
5.7725% due 12/25/2042 (b)***	951,973	951,968
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
5.5325% due 11/25/2036 (b)***	4,000,000	3,999,907
GSAMP Trust, Series 2006-S4, Class A1
5.24% due 05/25/2036 (b)***	3,900,000	3,900,608
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.4525% due 06/25/2036 (b)***	3,793,905	3,796,276
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
5.6025% due 09/25/2035 (b)***	1,100,000	1,102,531
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
5.8525% due 09/25/2034 (b)	1,400,000	1,413,370
Morgan Stanley ABS Capital I, Series 2005-WMC2,
Class A1MZ
5.5725% due 02/25/2035 (b)***	2,875,073	2,876,422
Morgan Stanley ABS Capital I, Series 2005-WMC4,
Class A1MZ
5.5825% due 04/25/2035 (b)***	3,393,761	3,401,626

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
5.38% due 07/25/2036 (b)***	$4,000,000	$4,000,000
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.4725% due 03/25/2036 (b)***	3,500,762	3,501,772
People's Choice Home Loan Securities Trust,
Series 2004-1, Class 2A
5.6225% due 06/25/2034 (b)***	150,297	150,295
SACO I Trust, Inc., Series 2006-6, Class A
5.4525% due 06/25/2036 (b)***	3,761,493	3,763,844
SACO I Trust, Inc., Series 2006-7, Class A1
5.48% due 07/25/2036 (b)***	4,000,000	4,000,000
SLM Student Loan Trust, Series 2006-5, Class A2
5.429% due 07/25/2017 (b)***	4,000,000	3,998,752
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.4325% due 02/25/2036 (b)***	4,000,000	4,000,000

TOTAL ASSET BACKED SECURITIES
(Cost $66,196,521)		$66,209,060

SHORT TERM INVESTMENTS - 38.11%
Federal Home Loan Bank Discount Notes
zero coupon due 07/03/2006 ***	$151,000,000	$150,960,572

TOTAL SHORT TERM INVESTMENTS
(Cost $150,960,572)		$150,960,572

Total Investments (U.S. Government Securities Trust)
(Cost $695,428,768) - 174.12%		$689,757,496
Liabilities in Excess of Other Assets - (74.12)%		(293,616,627)

TOTAL NET ASSETS - 100.00%		$396,140,869

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 91.36%
Advertising - 1.50%
R.H. Donnelley Corp.
8.875% due 01/15/2016	$830,000	$816,512
Sheridan Group, Inc.
10.25% due 08/15/2011	1,510,000	1,534,538
Vertis, Inc.
9.75% due 04/01/2009	1,825,000	1,856,938

		4,207,988

Aerospace - 0.15%
Sequa Corp., Series B
8.875% due 04/01/2008	400,000	416,500
Agriculture - 0.11%
Hines Nurseries, Inc.
10.25% due 10/01/2011	333,000	319,680
Aluminum - 0.39%
IMCO Recycling, Inc.
10.375% due 10/15/2010	1,011,000	1,091,880

The accompanying notes are an integral part of the financial statements.

121

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles - 0.31%
Levi Strauss & Company
12.25% due 12/15/2012	$500,000	$552,500
Phillips-Van Heusen
7.25% due 02/15/2011	325,000	321,750

		874,250

Auto Parts - 1.80%
American Axle & Mfg., Inc.
9.73% due 04/12/2010 (b)(f)	500,000	500,000
ArvinMeritor, Inc.
8.75% due 03/01/2012 (a)	1,000,000	975,000
Delphi Corp.
13.250% due 06/14/2011 (b)(f)	1,057,350	1,091,058
Federal-Mogul Corp.
7.375% due 01/15/2006	200,000	121,000
7.50% due 01/15/2009	250,000	151,250
7.875% due 07/01/2010	50,000	30,250
TRW Automotive, Inc.
9.375% due 02/15/2013	650,000	690,625
Visteon Corp.
8.18% due 06/12/2013 (b)(f)	1,500,000	1,500,000

		5,059,183

Auto Services - 0.27%
Hertz Corp., Class A
8.875% due 01/01/2014	500,000	512,500
10.50% due 01/01/2016 (a)	225,000	238,500

		751,000

Automobiles - 1.54%
Asbury Automotive Group, Inc.
9.00% due 06/15/2012 (a)	860,000	851,400
AutoNation, Inc.
7.0447% due 04/15/2013 (b)	200,000	199,000
Ford Motor Company
7.45% due 07/16/2031 (a)	1,305,000	942,863
General Motors Corp.
8.375% due 07/15/2033 (a)	1,360,000	1,094,800
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	1,250,000	1,237,500

		4,325,563

Banking - 0.32%
Chevy Chase Bank
6.875% due 12/01/2013	905,000	906,131
Broadcasting - 0.49%
Fisher Communications, Inc.
8.625% due 09/15/2014	1,325,000	1,371,375
Building Materials & Construction - 1.46%
Ainsworth Lumber Co., Ltd.
9.0683% due 04/01/2013	175,000	159,250
Atrium Company, Inc.
7.890% due 05/31/2012 (b)(f)	534,353	534,353
Atrium Company, Inc., Tranche DD VA
8.23% due 05/31/2012 (b)(f)	65,647	65,647
Brand Services, Inc.
12.00% due 10/15/2012	688,000	777,440

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction
(continued)
Masonite International
7.108% due 04/06/2013 (b)(f)	$1,984,962	$1,965,391
Quality Home Brands Holdings Corp., Tranche 2nd
Lien
11.939% due 06/16/2013 (b)(f)	500,000	500,000
Texas Industries, Inc.
7.25% due 07/15/2013	100,000	99,000

		4,101,081
Business Services - 2.50%
Activant Solutions, Inc.
9.50% due 05/01/2016	375,000	362,813
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	638,250
Education Management Corp., Tranche C
7.625% due 05/24/2013 (b)(f)	1,000,000	1,003,750
SunGard Data Systems, Inc.
3.75% due 01/15/2009	150,000	138,937
4.875% due 01/15/2014	400,000	348,000
7.660% due 02/11/2013 (b)(f)	1,320,025	1,323,549
9.125% due 08/15/2013	1,750,000	1,815,625
10.25% due 08/15/2015	500,000	516,875
Williams Scotsman International, Inc.
8.50% due 10/01/2015	895,000	883,813

		7,031,612
Cable and Television - 6.12%
Charter Communications Operating LLC
8.00% due 04/30/2012	630,000	626,850
8.375% due 04/30/2014	5,870,000	5,877,337
9.4544% due 12/15/2010	400,000	408,000
Charter Communications Operating LLC, Tranche B
7.755% due 04/27/2013 (b)(f)	500,000	501,250
CSC Holdings, Inc.
6.869% due 03/23/2013 (b)(f)	800,000	795,704
7.25% due 07/15/2008	400,000	400,500
7.875% due 12/15/2007	1,550,000	1,569,375
DirecTV Holdings LLC
6.375% due 06/15/2015	4,000,000	3,690,000
8.375% due 03/15/2013	806,000	844,285
EchoStar DBS Corp.
7.125% due 02/01/2016	1,700,000	1,636,250
Videotron LTEE
6.875% due 01/15/2014	915,000	866,963

		17,216,514
Cellular Communications - 5.86%
Alamosa Delaware, Inc.
8.50% due 01/31/2012	2,700,000	2,862,000
Centennial Communications Corp.
10.00% due 01/01/2013	1,900,000	1,881,000
10.75% due 12/15/2008	182,000	184,730
Dobson Cellular Systems, Inc.
8.375% due 11/01/2011	1,234,000	1,267,935
8.375% due 11/01/2011	1,000,000	1,027,500
8.875% due 10/01/2013 (a)	2,925,000	2,873,813

The accompanying notes are an integral part of the financial statements.

122

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Dobson Cellular Systems, Inc. (continued)
9.875% due 11/01/2012	$850,000	$896,750
Dobson Communications Corp.
9.3183% due 10/15/2012 (a)(b)	700,000	705,250
Rural Cellular Corp.
8.25% due 03/15/2012	500,000	513,125
8.25% due 03/15/2012	1,000,000	1,026,250
9.875% due 02/01/2010	1,750,000	1,800,312
Telcordia Technologies, Inc.
10.00% due 03/15/2013	1,000,000	845,000
UbiquiTel Operating Company
9.875% due 03/01/2011	540,000	587,250

		16,470,915
Chemicals - 0.35%
Chemtura Corp.
6.875% due 06/01/2016	350,000	338,187
Equistar Chemicals LP
10.125% due 09/01/2008	250,000	263,125
FMC Corp.
7.75% due 07/01/2011	113,000	119,129
Lyondell Chemical Company, Series A
9.625% due 05/01/2007	265,000	268,975

		989,416
Coal - 0.25%
Massey Energy Company
6.875% due 12/15/2013	750,000	697,500
Commercial Services - 0.81%
Mac-Gray Corp.
7.625% due 08/15/2015	2,250,000	2,272,500
Construction & Mining Equipment - 0.20%
H&E Equipment Services LLC
11.125% due 06/15/2012	500,000	552,145
Containers & Glass - 1.01%
Crown Holdings, Inc.
7.00% due 12/15/2006	100,000	100,125
8.00% due 04/15/2023	850,000	784,125
Graham Packaging Company
8.50% due 10/15/2012	575,000	563,500
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	900,000	902,250
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	503,750

		2,853,750
Correctional Facilities - 0.28%
Corrections Corp. of America
6.25% due 03/15/2013 (a)	500,000	470,000
6.75% due 01/31/2014	320,000	307,200

		777,200
Crude Petroleum & Natural Gas - 1.75%
AmeriGas Partners LP
7.125% due 05/20/2016	750,000	703,125
7.25% due 05/20/2015	75,000	70,875

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Chesapeake Energy Corp.
6.375% due 06/15/2015	$500,000	$463,750
6.50% due 08/15/2017	1,250,000	1,140,625
6.625% due 01/15/2016	400,000	372,000
6.875% due 01/15/2016	400,000	378,000
6.875% due 11/15/2020	525,000	485,625
7.50% due 09/15/2013 (a)	400,000	401,000
Hanover Equipment Trust, Series A
8.50% due 09/01/2008	500,000	512,500
Tesoro Corp.
6.625% due 11/01/2015	420,000	397,950

		4,925,450
Domestic Oil - 0.97%
ALON USA LP
7.98% due 06/07/2013 (b)(f)	1,000,000	1,000,000
Petroleum Geo-Services
8.000% due 12/16/2012 (b)(f)	497,500	497,913
Petroquest Energy, Inc.
10.375% due 05/15/2012	1,200,000	1,242,000

		2,739,913
Electrical Utilities - 1.19%
Calpine Corp.
8.50% due 07/15/2010	1,541,000	1,448,540
8.75% due 07/15/2013	247,000	232,180
Calpine Generating Company LLC
14.12% due 04/01/2011	934,000	978,365
Nevada Power Company
5.875% due 01/15/2015	44,000	41,727
5.95% due 03/15/2016	245,000	232,210
6.50% due 04/15/2012 (a)	21,000	20,888
9.00% due 08/15/2013	53,000	57,364
Sierra Pacific Power Company
6.00% due 05/15/2016	350,000	332,760

		3,344,034
Electronics - 0.44%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	670,000	676,700
L-3 Communications Corp.
6.125% due 07/15/2013	65,000	61,913
L-3 Communications Corp., Series B
6.375% due 10/15/2015	530,000	506,150

		1,244,763
Energy - 2.86%
Covanta Energy Corp., 2nd Lien
10.960% due 06/24/2013 (b)(f)	877,500	886,275
Covanta Energy Corp., Letter of Credit
8.081% due 06/24/2012 (b)(f)	638,459	639,258
Covanta Energy Corp., Tranche B
4.960% due 06/24/2012 (b)(f)	890,954	892,068
NRG Energy, Inc.
7.170% due 02/02/2013 (b)(f)	1,000,000	1,001,700
7.25% due 02/01/2014	390,000	380,250
7.375% due 02/01/2016	3,400,000	3,315,000

The accompanying notes are an integral part of the financial statements.

123

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Plum Point Energy Associates LLC
7.167% due 03/15/2014 (b)(f)	$194,286	$195,014
Plum Point Energy Associates LLC, Tranche 1
8.749% due 03/15/2014 (b)(f)	715,677	721,044

		8,030,609
Financial Services - 9.59%
BLB Wembley
7.83% due 06/30/2011 (b)(f)	1,180,000	1,190,325
Cheniere Holdings
6.95% due 08/30/2012 (b)(f)	248,125	249,753
Consolidated Communications Holdings
9.75% due 04/01/2012	66,000	67,980
Dow Jones CDX HY, Series 6-T1
8.625% due 06/29/2011	12,000,000	11,775,000
Ford Motor Credit Company
7.00% due 10/01/2013 (a)	2,185,000	1,880,494
7.25% due 10/25/2011	410,000	363,701
General Motors Acceptance Corp.
6.75% due 12/01/2014 (a)	625,000	580,512
8.00% due 11/01/2031 (a)	4,180,000	4,017,607
H&E Equipment Services LLC
12.50% due 06/15/2013	2,750,000	3,090,175
Linsco Private Ledger Holding
8.746% due 06/27/2013 (b)(f)	1,596,000	1,609,470
Nasdaq Stock Market, Inc., Tranche B
7.249% due 04/18/2012 (b)(f)	633,040	631,616
Nasdaq Stock Market, Inc., Tranche C
7.249% due 04/18/2012 (b)(f)	366,960	366,042
PCA LLC
11.875% due 08/01/2009	105,000	22,050
Penhall International Corp., Tranche 2nd Lien
11.920% due 11/01/2010 (b)(f)	450,000	454,500
Stripes Acquisition LLC
10.625% due 12/15/2013	150,000	158,250
Thornburg Mortgage, Inc.
8.00% due 05/15/2013	535,000	526,975

		26,984,450
Food & Beverages - 2.09%
Del Monte Corp.
8.625% due 12/15/2012	533,000	548,990
Dole Food Company, Inc.
7.167% due 04/11/2013 (b)(f)	1,000,000	990,710
Dole Food, Inc.
7.25% due 06/15/2010	1,684,000	1,507,180
8.625% due 05/01/2009	250,000	238,750
8.875% due 03/15/2011 (a)	650,000	609,375
SUPERVALU, Inc., Tranche B
7.063% due 05/30/2012 (b)(f)	2,000,000	1,996,211

		5,891,216
Funeral Services - 0.42%
Service Corp. International
6.50% due 03/15/2008 (a)	400,000	397,000
7.00% due 06/15/2017	850,000	794,750

		1,191,750

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities - 3.80%
El Paso Corp.
6.75% due 05/15/2009 (a)	$425,000	$419,687
7.42% due 02/15/2037	750,000	693,750
7.625% due 08/16/2007	175,000	176,750
7.75% due 01/15/2032 (a)	2,850,000	2,775,188
7.875% due 06/15/2012 (a)	1,550,000	1,577,125
Northwest Pipeline Corp.
7.00% due 06/15/2016	275,000	273,281
Pacific Energy Partners LP
6.25% due 09/15/2015	225,000	218,250
Transmontaigne, Inc.
9.125% due 06/01/2010	750,000	798,750
Williams Companies, Inc.
6.99% due 10/01/2010 (b)	500,000	506,250
8.75% due 03/15/2032 (a)	3,000,000	3,262,500

		10,701,531
Healthcare Products - 0.49%
Accellent, Inc.
10.50% due 12/01/2013	1,348,000	1,378,330
Healthcare Services - 1.52%
Ameripath, Inc.
10.50% due 04/01/2013	901,000	944,924
Healthsouth Corp.
10.75% due 06/15/2016	1,125,000	1,102,500
Healthsouth Corp., Tranche B
8.520% due 03/10/2013 (b)(f)	1,750,000	1,749,755
Psychiatric Solutions, Inc.
10.625% due 06/15/2013	440,000	479,600

		4,276,779
Homebuilders - 0.02%
Ryland Group, Inc.
9.125% due 06/15/2011 (a)	49,000	51,205
Hotels & Restaurants - 3.50%
Aztar Corp.
9.00% due 08/15/2011 (a)	100,000	104,625
Buffets, Inc.
11.25% due 07/15/2010	1,847,000	1,909,336
Denny's Corp.
10.00% due 10/01/2012 (a)	1,675,000	1,666,625
Gaylord Entertainment Company
6.75% due 11/15/2014	1,432,000	1,342,500
MGM MIrage, Inc.
6.50% due 07/31/2009	150,000	147,000
O'Charleys, Inc.
9.00% due 11/01/2013 (a)	2,550,000	2,581,875
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	2,000,000	2,100,000

		9,851,961
Household Appliances - 0.64%
ALH Finance LLC
8.50% due 01/15/2013 (a)	1,450,000	1,399,250
Fedders North America, Inc.
9.875% due 03/01/2014 (a)	495,000	387,338

		1,786,588

The accompanying notes are an integral part of the financial statements.

124

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrial Machinery - 0.59%
JLG Industries, Inc.
8.25% due 05/01/2008	$1,600,000	$1,652,000
Leisure Time - 6.59%
AMC Entertainment, Inc.
8.00% due 03/01/2014	24,000	21,990
9.42% due 08/15/2010 (b)	250,000	257,500
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012 (a)	1,387,000	1,425,142
Aztar Corp.
7.875% due 06/15/2014	525,000	555,187
Bombardier Recreational Products, Inc., Tranche B
8.23% due 06/26/2013 (b)(f)	2,000,000	2,000,000
Chukchansi Economic Development Authority
8.00% due 11/15/2013	540,000	543,375
8.06% due 11/15/2012	744,000	758,880
Hard Rock Hotel, Inc.
8.875% due 06/01/2013	495,000	531,506
Majestic Star Casino LLC
9.50% due 10/15/2010	750,000	785,625
MGM Mirage, Inc.
5.875% due 02/27/2014	400,000	358,500
6.00% due 10/01/2009 (a)	1,750,000	1,701,875
6.75% due 09/01/2012	125,000	120,313
8.50% due 09/15/2010	1,250,000	1,298,438
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013 (a)	766,000	720,997
MTR Gaming Group, Inc.
9.00% due 06/01/2012	500,000	502,500
MTR Gaming Group, Inc., Series B
9.75% due 04/01/2010	250,000	264,063
Penn National Gaming, Inc.
6.875% due 12/01/2011 (a)	725,000	708,687
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,105,125
San Pasqual Casino Development Group
8.00% due 09/15/2013	480,000	478,800
Speedway Motorsports, Inc.
6.75% due 06/01/2013	690,000	669,300
Station Casinos, Inc.
6.00% due 04/01/2012	1,750,000	1,638,438
6.625% due 03/15/2018	430,000	389,150
6.875% due 03/01/2016	200,000	186,500
True Temper Sports, Inc.
8.375% due 09/15/2011	650,000	591,500
Wynn Las Vegas LLC
6.625% due 12/01/2014	980,000	923,650

		18,537,041
Manufacturing - 0.22%
Bombardier, Inc.
7.45% due 05/01/2034	750,000	626,250
Medical-Hospitals - 1.99%
HCA, Inc.
5.50% due 12/01/2009	200,000	192,731
5.75% due 03/15/2014	150,000	134,129
6.50% due 02/15/2016	500,000	462,313

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals (continued)
HCA, Inc. (continued)
6.75% due 07/15/2013	$200,000	$190,986
7.875% due 02/01/2011	1,600,000	1,634,451
Multiplan, Inc.
10.375% due 04/15/2016	1,920,000	1,944,000
Skilled Healthcare Group, Inc.
11.00% due 01/15/2014	500,000	530,000
X-Rite, Inc., Tranche 2nd Lien
10.48% due 06/30/2013 (b)(f)	500,000	503,750

		5,592,360

Metal & Metal Products - 0.19%
Mueller Group, Inc.
10.00% due 05/01/2012	507,000	545,025
Office Furnishings & Supplies - 0.11%
IKON Office Solutions, Inc.
7.75% due 09/15/2015 (a)	300,000	297,000
Paper - 1.81%
Abitibi-Consolidated, Inc.
6.95% due 04/01/2008	989,000	958,094
Georgia-Pacific Corp.
7.170% due 02/14/2013 (b)(f)	673,313	672,168
Georgia-Pacific Corp., Tranche C
8.30% due 02/14/2011 (b)(f)	2,085,000	2,100,637
Neenah Paper, Inc.
7.375% due 11/15/2014	700,000	644,000
P.H. Glatfelter Company
7.125% due 05/01/2016	725,000	715,661

		5,090,560

Petroleum Services - 0.56%
Hanover Compressor Company
9.00% due 06/01/2014	798,000	833,910
Hanover Equipment Trust
8.75% due 09/01/2011	714,000	735,420

		1,569,330

Pharmaceuticals - 0.17%
Omnicare, Inc.
6.875% due 12/15/2015 (a)	500,000	475,000
Publishing - 2.52%
American Media Operations, Inc.
8.875% due 01/15/2011 (a)	315,000	278,775
Dex Media East LLC
12.125% due 11/15/2012	200,000	224,500
Dex Media West LLC
9.875% due 08/15/2013	500,000	541,872
Houghton Mifflin Company
zero coupon, Step up to 11.5% on
10/15/2008 due 10/15/2013	494,000	407,550
8.25% due 02/01/2011	3,750,000	3,796,875
9.875% due 02/01/2013 (a)	400,000	415,000
Medianews Group, Inc.
6.875% due 10/01/2013	370,000	336,700
Primedia, Inc.
8.00% due 05/15/2013	1,230,000	1,100,850

		7,102,122

The accompanying notes are an integral part of the financial statements.

125

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment - 0.62%
Greenbrier Companies, Inc.
8.375% due 05/15/2015	$1,700,000	$1,736,125
Real Estate - 4.17%
Ashton Woods USA
9.50% due 10/01/2015	255,000	225,675
BF Saul, REIT
7.50% due 03/01/2014	1,725,000	1,750,875
Felcor Suites LP, REIT
7.625% due 10/01/2007 (a)	2,000,000	2,015,000
Host Marriott LP, REIT
6.75% due 06/01/2016	2,800,000	2,670,500
7.125% due 11/01/2013	250,000	249,062
9.50% due 01/15/2007	250,000	256,250
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,000,000	991,250
Rouse Company LP, REIT
6.75% due 05/01/2013	2,905,000	2,829,194
Trizec Properties LLC
6.525% due 03/31/2007 (b)(f)	750,000	748,748

		11,736,554
Retail - 2.18%
Eye Care Centers of America
10.75% due 02/15/2015	527,000	581,018
Ferrellgas Escrow LLC
6.75% due 05/01/2014	300,000	284,250
NationsRent, Inc.
9.50% due 10/15/2010 (a)	850,000	905,250
PEP Boys - Manny, Moe & Jack
7.50% due 12/15/2014 (a)	1,100,000	957,000
Suburban Propane Partners LP
6.875% due 12/15/2013	250,000	233,750
Sunstate Equipment Company LLC
10.50% due 04/01/2013	400,000	412,000
Toys R Us, Inc.
8.109% due 12/09/2008 (b)(f)	2,500,000	2,476,575
Williams Scotsman, Inc.
8.50% due 10/01/2015	290,000	286,375

		6,136,218
Retail Trade - 1.36%
American Greetings Corp.
7.375% due 06/01/2016	400,000	402,000
Neff Corp.
11.25% due 06/15/2012	2,300,000	2,484,000
Payless Shoesource, Inc.
8.25% due 08/01/2013	900,000	930,375

		3,816,375
Sanitary Services - 1.09%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	675,500
7.125% due 05/15/2016	1,600,000	1,512,000
7.875% due 04/15/2013	700,000	700,000
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	186,500

		3,074,000

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors - 1.93%
Amkor Technology, Inc.
7.75% due 05/15/2013	$64,000	$57,920
9.25% due 06/01/2016	600,000	568,500
Avago Technologies Financial Services
10.125% due 12/01/2013	2,285,000	2,404,962
11.875% due 12/01/2015 (a)	1,150,000	1,250,625
Sensata Technologies BV
8.00% due 05/01/2014	500,000	482,500
Spansion LLC
11.25% due 01/15/2016	650,000	654,875

		5,419,382
Software - 0.46%
Activant Solutions, Inc.
7.188% due 05/02/2013 (b)(f)	997,500	992,512
UGS Capital Corp. II
10.38% due 06/01/2011 (b)	300,000	297,000

		1,289,512
Telecommunications Equipment &
Services - 4.13%
Citizens Communications Company
7.05% due 10/01/2046	700,000	567,000
7.625% due 08/15/2008	525,000	536,813
Eschelon Operating Company
8.375% due 03/15/2010	700,000	665,000
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	700,000	733,250
Intelsat Bermuda Ltd.
11.25% due 06/15/2016	3,320,000	3,403,000
Intelsat Ltd.
5.25% due 11/01/2008	1,750,000	1,645,000
Level 3 Communications, Inc., Tranche 1st Lien
8.48% due 12/01/2011 (b)(f)	1,000,000	1,000,000
PanAmSat Corp.
9.00% due 08/15/2014	2,250,000	2,283,750
9.00% due 06/15/2016	775,000	786,625

		11,620,438
Telephone - 4.05%
Cincinnati Bell, Inc.
7.00% due 02/15/2015	925,000	871,812
7.25% due 07/15/2013 (a)	400,000	394,000
GTE Hawaiian Telephone Company, Series B
7.375% due 09/01/2006	400,000	400,000
Qwest Communications International, Inc.
7.25% due 02/15/2011	145,000	140,650
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	487,500
Qwest Corp.
7.875% due 09/01/2011	3,100,000	3,138,750
8.5794% due 06/15/2013 (b)	500,000	532,500
8.875% due 03/15/2012	2,400,000	2,532,000
Valor Telecommunications Enterprise
7.75% due 02/15/2015	1,450,000	1,497,125
Windstream Corp.
8.125% due 08/01/2013	565,000	576,300

The accompanying notes are an integral part of the financial statements.

126

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Windstream Corp. (continued)
8.625% due 08/01/2016	$810,000	$828,225

		11,398,862

Tobacco - 0.78%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	241,875
7.625% due 06/01/2016	2,000,000	1,955,000

		2,196,875

Transportation - 0.84%
AWAS Aviation Corp., Tranche 2nd Lien
11.50% due 03/20/2013 (b)(f)	297,109	299,337
Bombardier, Inc.
6.75% due 05/01/2012	500,000	460,000
Continental Airlines, Inc.
8.499% due 05/01/2011	460,101	451,677
Helm Corp., Tranche B
11.660% due 07/08/2012 (b)(f)	150,000	151,125
Trailer Bridge, Inc.
9.25% due 11/15/2011	500,000	512,500
US Airways Group, Inc.
8.999% due 03/31/2011 (b)(f)	500,000	502,395

		2,377,034

TOTAL CORPORATE BONDS (Cost $260,605,472)		$256,972,825

ASSET BACKED SECURITIES - 0.45%
DB Master Finance LLC, Series-2006-1, Class-M1
8.285% due 06/20/2031	1,250,000	1,254,816

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,974)		$1,254,816

SHORT TERM INVESTMENTS - 10.60%
State Street Navigator Securities
Lending Prime Portfolio (c)	$29,825,513	$29,825,513

TOTAL SHORT TERM INVESTMENTS
(Cost $29,825,513)		$29,825,513

REPURCHASE AGREEMENTS - 8.70%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$24,472,053 on 07/03/2006,
collateralized by $25,595,000
Federal Home Loan Mortgage
Corp., 5.50% due 11/16/2015
(valued at $24,955,125, including
interest) (c)	$24,464,000	$24,464,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,464,000)		$24,464,000

Total Investments (U.S. High Yield Bond Trust)
(Cost $316,144,959) - 111.11%		$312,517,154
Liabilities in Excess of Other Assets - (11.11)%		(31,253,839)

TOTAL NET ASSETS - 100.00%		$281,263,315

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norweigan Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

The accompanying notes are an integral part of the financial statements.

127

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on June 30, 2006
(f)	Term Loan
**	Purchased on a forward commitment
***	At June 30, 2006, all or a portion of this security was pledged to cover forward commitments purchased.
****	At June 30, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.

128

John Hancock Trust
Notes to Financial Statements (Unaudited)

1. ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers ninety-five separate investment Portfolios, thirteen of which are fixed income oriented and are as follows: Active Bond, Core Bond, Global Bond, High Income, High Yield, Investment Quality Bond, Real Return Bond, Short-Term Bond, Strategic Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond. Each of the Portfolios, with the exception of Global Bond and Real Return Bond, is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”) and in the case of Series III shares, to certain qualified pension and retirement plans. In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD”) a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Portfolios offer four classes of shares. Series I and Series II shares are offered for all Portfolios with the exception of Short-Term Bond. Series III shares are offered for the following Portfolios: Global Bond, High Income, High Yield, Investment Quality Bond, Real Return Bond, Strategic Bond, Total Return and U.S. Government Securities. Series NAV shares are offered for all Portfolios. Series I, Series II, Series III and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At June 30, 2006 John Hancock USA owned 424,850 and 422,859 shares of beneficial interest of Strategic Income Series I and Strategic Income Series II, respectively.

New Portfolios Effective April 28, 2006, High Income commenced operations.

Change in Subadvisers Effective May 1, 2006, Salmon Brothers Asset Management, Inc. resigned as subadviser to High Yield, Strategic Bond, and U.S. Government Securities. The Trustees, including a majority of Trustees who are not interested persons of the Trust, voted to approve Western Asset Management Co. as subadviser to High Yield, Strategic Bond, and U.S. Government Securities.

Reorganization Active Bond and Short-Term Bond are accounting and performance successors of John Hancock Variable Series Trust I (“VST”) Active Bond Fund and VST Short-Term Bond Fund, respectively. On April 29, 2005 the Active Bond and Short-Term Bond Portfolios acquired substantially all the assets and assumed the liabilities of VST Active Bond and VST Short-Term Bond Funds pursuant to an agreement and plan of reorganization, in exchange for shares of the Active Bond and Short-Term Bond Portfolios.

On March 1, 2005 and April 4, 2005 shareholders of the Trust and VST, respectively, voted to approve an Agreement Plan of Reorganization providing for: (a) the acquisition of all the assets, subject to all of the liabilities, of the listed below VST/JHT Transferor Portfolios, in exchange for a representative amount of shares listed below for the respective JHT Acquiring Portfolios; (b) the liquidation of the VST/JHT Transferor Portfolios; and (c) the distribution to VST/JHT Transferor Portfolio shareholders of such JHT Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the VST/JHT Transferor Portfolios or their shareholders. The expenses of the reorganization were borne by the VST/JHT Transferor Portfolios and the JHT Acquiring Portfolios. The effective time of the reorganization was immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005.

		Acquired	Appreciation		Acquiring	Acquiring
		Net Asset	(Depreciation)	Shares	Portfolio	Portfolio Total
		Value of the	of Transferor	Issued by	Net Assets	Net Assets
		Transferor	Portfolio’s	Acquiring	Prior to	After
JHT Acquiring Portfolio	VST/JHT Transferor Portfolio	Portfolio	Investments	Portfolios	Combination	Combination

Active Bond	Diversified Bond*	$696,174,971	$1,466,620	72,486,308	$978,811,981	$1,674,986,952
Global Bond	VST Global Bond Fund**	118,622,037	13,681,908	7,773,082	887,436,764	1,006,058,801
High Yield	VST High Yield Fund**	83,127,886	(476,310)	8,612,025	1,494,317,461	1,577,445,347
Total Return	VST Total Return Fund**	64,188,543	347,400	4,721,025	1,567,914,441	1,632,102,984
* Formerly series of JHT
** Formerly series of VST
See Note 8 for capital shares issued in connection with above reference reorganizations.

2. SIGNIFICANT ACCOUNTING POLICIES The Portfolios in the preparation of the financial statements follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

129

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Security Valuation The net asset value of the shares of each Portfolio is determined once daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities, including loan interests held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A “significant market event” may be a certain percentage change in the value of an index or of certain Exchange Traded Funds which track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for all Portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by JHIMS (the “Adviser”), a Delaware limited liability company controlled by John Hancock USA. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

130

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio becomes aware of such dividends, net of all taxes. Original issue discounts are accreted for financial and tax reporting purposes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense Allocation Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent, Blue Sky fees and Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Purchased and Written Options All Portfolios may purchase and sell put and call options on securities, (whether or not it holds the securities in its Portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Written options for the period ended June 30, 2006 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Global Bond
Outstanding, beginning of period	118,801,856	$1,622,058
Options written	569,601,387	5,585,445
Options closed	(45,200,000)	(409,218)
Options expired	(49,502,615)	(954,981)
Outstanding, end of period	593,700,628	$5,843,304

High Income
Outstanding, beginning of period	—	—
Options written	54	$26,837
Outstanding, end of period	54	$26,837

Real Return Bond
Outstanding, beginning of period	—	—
Options written	66,801,769	$768,856
Options expired	(45)	(42,744)
Outstanding, end of period	66,801,724	$726,112

131

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Strategic Bond
Outstanding, beginning of period	—	—
Options written	2,520	$1,374,472
Options expired	(142)	(41,806)
Options closed	(337)	(267,831)
Outstanding, end of period	2,041	$1,064,835

Strategic Income
Outstanding, beginning of period	—	—
Options written	6,750,000	$46,446
Options expired	(5,900,000)	(37,283)
Options closed	(850,000)	(9,163)
Outstanding, end of period	—	$—

Total Return
Outstanding, beginning of period	151,602,963	$3,046,878
Options written	241,203,755	3,075,261
Option closed	(40,000,063)	(287,854)
Options expired	(22,702,635)	(835,363)
Outstanding, end of period	330,104,020	$4,998,922

The following is a summary of open written options outstanding at June 30, 2006:
PORTFOLIO	NAME OF ISSUER	NUMBER OF CONTRACTS	EXERCISE PRICE	EXPIRATION DATE	VALUE

Global Bond	CALLS

	Britel	7,000,000	0.20	Jun 2008	($376)
	Interest Rate Swap	29,000,000	4.78%	Aug 2006	–
	Interest Rate Swap	1,000,000	4.375%	Dec 2006	(6)
	Interest Rate Swap 3 Month LIBOR	5,000,000	4.54%	Apr 2006	(5)
	Interest Rate Swap 3 Month LIBOR	11,000,000	4.85%	Dec 2006	(3,663)
	Interest Rate Swap 3 Month LIBOR	44,000,000	5.04%	Mar 2007	(80,696)
	Interest Rate Swap 3 Month LIBOR	5,000,000	5.04%	Mar 2007	(9,170)
	Interest Rate Swap 3 Month LIBOR	19,000,000	5.04%	Mar 2007	(34,846)
	Japanese Yen	40,000,000	120.00	Dec 2010	(258,840)
	Swap Option 3 Month LIBOR	9,000,000	4.54%	Oct 2006	(9)
	Swap Option 3 Month LIBOR	34,000,000	4.56%	Oct 2006	(102)
	Swap Option 3 Month LIBOR	9,000,000	5.22%	Apr 2007	(36,765)
	Swap Option 3 Month LIBOR	45,000,000	5.28%	May 2007	(231,480)
	Swap Option 3 Month LIBOR	202,500,000	5.315%	May 2007	(1,725,908)
	Swap Option 3 Month LIBOR	7,700,000	5.25%	May 2007	(51,205)
	Swap Option 3 Month LIBOR	10,300,000	5.25%	May 2007	(68,485)
	Swap Option 3 Month LIBOR	58,400,000	5.60%	Jun 2007	(6,453)
	U.S.Treasury 10-Year Note Futures	314	106.00	Aug 2006	(83,406)

		536,900,314			($2,591,415)

	PUTS

	Interest Rate Swap 3 Month LIBOR	29,500,000	5.90%	Jan 2007	($307,635)
	Interest Rate Swap 3 Month LIBOR	27,300,000	5.90%	Jan 2007	(284,936)
	U.S.Treasury 10-Year Note Futures	314	103.00	Aug 2006	(44,156)

		56,800,314			($636,727)

High Income	CALLS

	Freeport McMorgan Copper and Gold	54	55.00	Nov 2006	($35,640)

		54			($35,640)

132

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
Real Return Bond	CALLS

	Swap Option 3 Month LIBOR	17,000,000	5.30%	Jan 2007	($86,447)
	Swap Option 3 Month LIBOR	3,000,000	5.33%	Jun 2007	(21,836)
	Swap Option 3 Month LIBOR	13,000,000	5.34%	Jun 2007	(97,251)
	U.S.Treasury 10-Year Note Futures	681	108.00	Aug 2006	(21,281)
	U.S.Treasury 10-Year Note Futures	181	107.00	Aug 2006	(16,969)

		33,000,862			($243,784)
	PUTS

	Japanese Yen	7,200,000	104.00	Jul 2006	–
	Japanese Yen	3,800,000	106.50	Jul 2006	–
	Japanese Yen	5,800,000	106.50	Jul 2006	–
	Swap Option 3 Month LIBOR	10,000,000	5.90%	Jan 2007	($104,454)
	Swap Option 3 Month LIBOR	7,000,000	6.10%	Jan 2007	(38,850)
	U.S.Treasury 10-Year Note Futures	862	103.00	Aug 2006	(121,219)

		33,800,862			($264,523)

Strategic Bond	CALLS

	Eurodollar Futures	309	94.75	Sep 2006	($7,725)
	Eurodollar Futures	18	94.88	Sep 2006	(450)
	U.S.Treasury Bonds Futures	116	111.00	Aug 2006	(10,875)
	U.S.Treasury Bonds Futures	276	109.00	Aug 2006	(94,875)
	U.S.Treasury 10-Year Note Futures	20	106.00	Jul 2006	(1,563)
	U.S.Treasury 10-Year Note Futures	137	108.00	Aug 2006	(4,281)
	U.S.Treasury 10-Year Note Futures	432	107.00	Aug 2006	(40,500)
	U.S.Treasury 10-Year Note Futures	30	106.00	Aug 2006	(7,969)
	U.S.Treasury 10-Year Note Futures	30	109.00	Nov 2006	(2,812)
	U.S.Treasury 10-Year Note Futures	35	107.00	Nov 2006	(11,310)
	U.S.Treasury 10-Year Note Futures	30	105.00	Nov 2006	(30,469)
	U.S.Treasury 5-Year Note Futures	14	105.50	Aug 2006	(437)
	U.S.Treasury 5-Year Note Futures	79	105.00	Aug 2006	(3,703)
	U.S.Treasury 5-Year Note Futures	131	104.50	Aug 2006	(14,328)

		1,657			($231,297)

	PUTS

	Eurodollar Futures	30	94.50	Sep 2006	($10,500)
	Eurodollar Futures	85	94.63	Sep 2006	(47,281)
	U.S.Treasury Bonds Futures	42	108.00	Aug 2006	(81,375)
	U.S.Treasury Bonds Futures	59	105.00	Aug 2006	(31,344)
	U.S.Treasury Bonds Futures	50	104.00	Aug 2006	(15,625)
	U.S.Treasury Bonds Futures	99	100.00	Nov 2006	(21,656)
	U.S.Treasury 5-Year Note Futures	19	103.50	Aug 2006	(9,500)

		384			($217,281)

133

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
Total Return	CALLS

	Eurodollar Futures	61	95.50	Sep 2006	($381)
	Interest Rate Swap	9,000,000	4.78%	Aug 2006	-
	Interest Rate Swap 3 Month LIBOR	11,000,000	4.54%	Oct 2006	(11)
	Swap Option 3 Month LIBOR	19,000,000	4.54%	Oct 2006	(19)
	Swap Option 3 Month LIBOR	24,000,000	4.56%	Oct 2006	(72)
	Swap Option 3 Month LIBOR	7,300,000	5.21%	Oct 2006	(7,074)
	Swap Option 3 Month LIBOR	19,000,000	4.85%	Dec 2006	(6,327)
	Swap Option 3 Month LIBOR	18,000,000	5.24%	Feb 2007	(68,349)
	Swap Option 3 Month LIBOR	20,000,000	5.04%	Mar 2007	(36,680)
	Swap Option 3 Month LIBOR	10,000,000	5.04%	Mar 2007	(18,340)
	Swap Option 3 Month LIBOR	12,000,000	5.22%	Apr 2007	(49,020)
	Swap Option 3 Month LIBOR	40,500,000	5.32%	May 2007	(267,214)
	Swap Option 3 Month LIBOR	34,000,000	5.30%	May 2007	(193,120)
	Swap Option 3 Month LIBOR	35,000,000	5.34%	Jun 2007	(261,829)
	Swap Option 3 Month LIBOR	7,000,000	5.33%	Jun 2007	(50,950)
	Swap Option 3 Month LIBOR	33,000,000	5.60%	Jun 2007	(364,650)
	U.S.Treasury 10-Year Note Futures	934	108.00	Aug 2006	(29,188)
	U.S.Treasury 10-Year Note Futures	105	106.00	Aug 2006	(27,891)

		298,801,100			($1,381,115)

	PUTS

	Eurodollar Futures	47	95.00	Sep 2006	($68,150)
	Eurodollar Futures	244	95.25	Sep 2006	(506,300)
	Eurodollar Futures	61	95.50	Sep 2006	(164,700)
	Eurodollar Futures	1,095	95.25	Dec 2006	(2,320,031)
	Eurodollar Futures	165	95.00	Dec 2006	(249,563)
	Eurodollar Futures	150	95.50	Dec 2006	(410,625)
	Eurodollar Futures	63	95.25	Mar 2007	(129,544)
	Eurodollar Futures	56	94.75	Mar 2007	(57,050)
	Swap Option 6 Month LIBOR	31,300,000	4.50%	Dec 2006	(339,673)
	U.S.Treasury 10-Year Note Futures	1,039	103.00	Aug 2006	(146,109)

		31,302,920			($4,391,745)

Securities Lending All Portfolios may lend securities in amounts up to 33 1/3% of each Portfolio’s total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2006 the values of securities loaned, cash and securities collateral were as follows:

PORTFOLIO	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL	VALUE OF SECURITIES COLLATERAL

Active Bond	$285,838,428	$289,100,959	$2,583,252
Core Bond	5,942,596	6,064,521	—
Global Bond	92,901,988	94,788,421	—
High Income	52,436,143	53,562,406	—
High Yield	334,352,246	341,323,699	—
Investment Quality Bond	97,228,945	99,201,553	—
Real Return Bond	103,838	106,000	—
Short-Term Bond	4,857,136	4,956,250	—
Strategic Bond	94,469,900	96,650,611	—
Strategic Income	24,149,864	24,633,860	—
Total Return	94,752,245	96,732,414	—
U.S. High Yield Bond	29,217,595	29,825,513	—

134

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Dollar Rolls All Portfolios may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counter-party receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Futures All Portfolios may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, a Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2006:

		NUMBER		EXPIRATION	APPRECIATION
PORTFOLIO	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	(DEPRECIATION)

Global Bond	10 year German Euro-BUND	505	Long	Sep 2006	($382,003)
	5 year German Euro-BOBL	7	Long	Sep 2006	(5,343)
	Eurodollar	823	Long	Sep 2006	(1,495,825)
	Eurodollar	646	Long	Jun 2007	(419,900)
	Eurodollar	213	Long	Sep 2007	(93,188)
	Japan 10 year Government Bonds	75	Long	Sep 2006	(176,267)
	U.S. Treasury 10-Year Note	2	Long	Sep 2006	(1,125)
	U.S. Treasury 5-Year Note	985	Long	Sep 2006	(589,690)
	U.S. Treasury Bonds	121	Long	Sep 2006	(7,391)

					($3,170,732)

Investment Quality Bond	U.S. Treasury 5-Year Note	(119)	Short	Sep 2006	$71,692
	U.S. Treasury 10-Year Note	(106)	Short	Sep 2006	110,575

					$182,267

Real Return Bond	Eurodollar	99	Long	Dec 2006	($204,900)
	Eurodollar	192	Long	Mar 2007	(403,638)
	Eurodollar	192	Long	Jun 2007	(387,812)
	Eurodollar	192	Long	Sep 2007	(365,912)
	Eurodollar	93	Long	Dec 2007	(182,425)
	U.S. Treasury 10-Year Note	242	Long	Sep 2006	(156,921)
	U.S. Treasury 5-Year Note	562	Long	Sep 2006	(272,594)
	U.S. Treasury Bonds	146	Short	Sep 2006	(2,594)

					($1,976,796)

Strategic Bond	Eurodollar	89	Long	Sep 2006	($52,508)
	Eurodollar	162	Long	Sep 2006	307,065
	Eurodollar	19	Long	Dec 2006	(8,058)
	Eurodollar	14	Long	Mar 2008	(9,520)
	Japanese Yen	324	Long	Sep 2006	59,130
	U.S. Treasury 10-Year Note	168	Short	Sep 2006	(85,387)
	U.S. Treasury 5-Year Note	919	Long	Sep 2006	(454,617)
	U.S. Treasury Bonds	213	Short	Sep 2006	(22,315)

					($266,210)

135

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

		NUMBER		EXPIRATION	APPRECIATION
PORTFOLIO	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	(DEPRECIATION)

Total Return	5 year Euro - BOBL	35	Long	Sep 2006	($47,100)
	Eurodollar	1,062	Long	Sep 2006	(722,825)
	Eurodollar	2,400	Long	Dec 2006	(3,472,000)
	Eurodollar	2,214	Long	Mar 2007	(4,192,488)
	Eurodollar	1,680	Long	Jun 2007	(2,934,488)
	Eurodollar	1,351	Long	Sep 2007	(2,139,475)
	Eurodollar	664	Long	Dec 2007	(712,475)
	Eurodollar	175	Long	Mar 2008	(109,225)
	LIBOR	55	Short	Dec 2006	(30,281)
	U.S. Treasury 10-Year Note	346	Long	Sep 2006	(214,897)
	U.S. Treasury 5-Year Note	702	Long	Sep 2006	(388,531)
	U.S. Treasury Bonds	95	Long	Sep 2006	51,953

					($14,911,832)

U.S. Government Securities	U.S. Treasury 5-Year Note	614	Long	Sep 2006	($319,687)
	U.S. Treasury 10-Year Note	498	Short	Sep 2006	180,429

					($139,258)

Swap Contracts All Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). The Portfolios settle accrued net receivable or payable under the swap contracts on a periodic basis. Accrued interest receivable or payable on the swap contracts is recorded as realized gain or loss. The Portfolios record changes in the value of the swaps as unrealized gains or losses on swap contracts.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Portfolios had the following interest rate swap contracts open at June 30, 2006:

	NOTIONAL		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY PORTFOLIO	BY PORTFOLIO	DATE	(DEPRECIATION)

Global Bond
	$31,200,000	AUD	6 Month LIBOR	Fixed 6.00%	Jun 2010	($191,205)
	29,900,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Jun 2010	(185,186)
	900,000	AUD	6 Month BBR-BBSW	Fixed 6.00%	Dec 2011	(7,100)
	17,800,000	AUD	Fixed 6.00%	6 Month LIBOR	Jun 2015	208,267
	17,100,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Jun 2015	201,190
	500,000	AUD	Fixed 6.00%	6 Month BBR-BBSW	Dec 2016	6,284
	4,800,000	CAD	Fixed 5.50%	3 Month CBK	Dec 2014	(45,232)
	7,100,000	CAD	Fixed 5.50%	3 Month CBK	Dec 2014	(66,905)
	3,600,000	CAD	Fixed 5.50%	3 Month CBK	Dec 2014	(33,924)
	4,000,000	CAD	Fixed 5.50%	3 Month CBK	Dec 2014	(37,693)
	4,700,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2015	15,972
	1,300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	1,951
	2,100,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	(394)
	300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	455
	3,400,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	5,155
	5,300,000	EUR	6 Month EURIBOR	Fixed 4.00%	Jun 2010	7,875
	9,900,000	EUR	Fixed 3.75%	6 Month EURIBOR	Jun 2011	158,832
	12,300,000	EUR	Fixed 5.00%	6 Month EURIBOR	Jun 2012	(714,537)
	200,000	EUR	Fixed 5.00%	6 Month EURIBOR	Jun 2012	(11,618)
	5,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	112,895
	9,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	180,532
	21,200,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	411,535
	1,340,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	27,119
	14,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	279,179
	8,400,000	EUR	Fixed 4.50%	6 Month EURIBOR	Jun 2015	(192,226)

136

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	NOTIONAL		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY PORTFOLIO	BY PORTFOLIO	DATE	(DEPRECIATION)

Global Bond
	$37,700,000	EUR	Fixed 4.50%	6 Month EURIBOR	Jun 2015	($934,479)
	9,600,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	1,305,112
	13,400,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	1,788,130
	7,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(66,646)
	106,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(907,410)
	49,800,000	GBP	6 Month LIBOR - BBA	Fixed 5.00%	Sep 2010	(604,584)
	3,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(41,277)
	3,900,000	GBP	6 Month LIBOR - BBA	Fixed 5.00%	Sep 2010	(47,347)
	2,000,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	24,030
	5,100,000	GBP	Fixed 5.00%	6 Month LIBOR - BBA	Dec 2019	(93,300)
	800,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	21,454
	7,800,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	1,118,847
	1,600,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	159,282
	2,000,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	199,103
	58,600,000	HKD	Fixed 4.235%	3 Month HIBOR	Dec 2008	132,851
	4,800,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2008	(34,756)
	5,000,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2008	(36,204)
	1,200,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	53,005
	310,000,000	JPY	Fixed 1.30%	6 Month LIBOR	Sep 2011	44,280
	330,000,000	JPY	Fixed 0.80%	6 Month LIBOR - BBA	Mar 2012	142,149
	670,000,000	JPY	Fixed 2.00%	6 Month LIBOR - BBA	Jun 2012	(86,627)
	3,580,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(170,746)
	325,000,000	JPY	Fixed 2.00%	6 Month LIBOR - BBA	Dec 2013	(15,501)
	2,160,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2015	304,365
	1,880,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2015	264,911
	1,440,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2015	202,910
	5,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2008	58,577
	10,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2011	278,999
	6,700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2011	(184,942)
	42,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2013	1,629,441
	1,900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2013	73,713
	2,900,000	USD	3 Month LIBOR - BBA	Fixed 5.50%	Dec 2014	(28,911)
	4,700,000	USD	3 Month LIBOR - BBA	Fixed 5.50%	Dec 2014	(46,855)
	3,300,000	USD	3 Month LIBOR - BBA	Fixed 5.00%	Dec 2014	(32,898)
	13,900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2016	760,237
	7,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2016	421,139
	17,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2016	929,787
	38,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2016	2,083,816
	400,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	37,673
	700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2036	(78,573)
	8,200,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2036	(920,432)
	8,200,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2036	(920,432)

	$22,391,940,000					$6,913,112
Real Return Bond
	$2,000,000	EUR	FRCPXTOB	Fixed 2.09%	Oct 2010	($6,805)
	1,800,000	EUR	FRCPXTOB	Fixed 2.1025%	Oct 2010	(7,554)
	2,700,000	EUR	FRCPXTOB	Fixed 2.1455%	Oct 2010	(3,528)
	2,600,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	(24,635)
	5,700,000	EUR	Fixed 4.50%	6 Month LIBOR	Jun 2015	(141,287)
	3,400,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	(41,586)
	1,800,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	179,193
	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	(27,566)
	3,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2008	(41,349)
	2,500,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2011	(69,059)
	3,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2011	(82,810)
	8,500,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2013	329,768
	100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2016	5,469
	24,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2016	1,318,109
	25,200,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2016	1,378,272
	5,000,000	USD	Fixed 5.00%	3 Month LIBOR	Jun 2021	393,179

137

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	NOTIONAL		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	CURRENCY	BY PORTFOLIO	BY PORTFOLIO	DATE	(DEPRECIATION)

Real Return Bond
	$5,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	$499,164
	4,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2036	527,565

	$104,400,000					$4,184,540
Total Return
	$1,100,000	EUR	FRCPXTOB	Fixed 2.09%	Oct 2010	($3,743)
	4,800,000	EUR	FRCPXTOB	Fixed 2.1025%	Oct 2010	(20,145)
	1,100,000	EUR	FRCPXTOB	Fixed 2.1455%	Oct 2010	(1,437)
	16,800,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	142,062
	21,900,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	185,187
	36,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2007	37,970
	19,700,000	GBP	6 Month LIBOR	Fixed 4.50%	Sep 2009	(498,591)
	12,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2011	(159,828)
	800,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	21,454
	1,005,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2012	(129,941)
	210,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2012	(27,152)
	128,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2012	(16,550)
	130,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2012	(16,808)
	20,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2011	(555,236)
	6,300,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2011	(174,029)
	4,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2016	(218,773)
	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2035	(147,450)
	4,200,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2036	(471,441)
	2,700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2036	(303,069)

	$1,627,700,000					($2,357,520)

BBA – British Bankers Association
BBR – Bank Bill Rate
BBSW – Bank Bill Swap Rate
CBK – Canada Bankers Acceptance
FRCPXTOB – French CPI Ex Tobacco

Currency symbols are defined as follows:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Currency
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

The Portfolios had the following credit default swap contracts open at June 30, 2006:

	DEFAULT		NOTIONAL	ANNUAL PAYMENTS MADE/	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	ISSUER	AMOUNT	RECEIVED BY PORTFOLIO	DATE	(DEPRECIATION)

Global Bond
	PROTECTION RECEIVED
	$10,000,000	Russian Federation	$2,300,000	0.41%	Jun 2007	($249)
	10,000,000	Dow Jones CDX NA IG	6,944,000	0.50%	Mar 2010	35,566
	10,000,000	Dow Jones CDX NA IG	1,984,000	0.50%	Mar 2010	10,162
	10,000,000	Republic of Turkey	1,900,000	-2.70%	Sep 2010	6,982
	10,000,000	Dow Jones CDX NA IG	12,000,000	-0.45%	Dec 2010	(14,275)
	10,000,000	Dow Jones CDX NA IG	12,000,000	-0.45%	Dec 2010	(14,275)

			$37,128,000			$23,911
Real Return Bond
	PROTECTION RECEIVED
	$10,000,000	General Motor Acceptance Corp.	$100,000	1.70%	Sep 2006	$39
	10,000,000	General Motor Acceptance Corp.	500,000	1.70%	Sep 2006	192
	10,000,000	General Motor Acceptance Corp.	300,000	1.80%	Sep 2006	184
	10,000,000	General Motor Acceptance Corp.	350,000	3.60%	Jun 2011	9,135
	10,000,000	General Motor Acceptance Corp.	500,000	3.65%	Jun 2011	13,952

			$1,750,000			$23,502

138

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	DEFAULT		NOTIONAL	ANNUAL PAYMENTS MADE/	TERMINATION	APPRECIATION
PORTFOLIO	AMOUNT	ISSUER	AMOUNT	RECEIVED BY PORTFOLIO	DATE	(DEPRECIATION)

Total Return
PROTECTION RECEIVED
	$10,000,000	Russian Federation	$400,000	0.39%	Sep 2006	$222
	10,000,000	General Motor Acceptance Corp.	7,700,000	1.70%	Sep 2006	2,964
	10,000,000	General Motor Acceptance Corp.	800,000	1.80%	Sep 2006	491
	10,000,000	General Motor Acceptance Corp.	100,000	2.10%	Dec 2006	-
	10,000,000	Ford Motor Credit SP	1,500,000	2.45%	Dec 2006	2,564
	10,000,000	Ford Motor Credit SP	5,000,000	4.75%	Dec 2006	62,779
	10,000,000	Ford Motor Credit SP	4,000,000	4.70%	Dec 2006	49,282
	10,000,000	Russian Federation	200,000	0.62%	Mar 2007	291
	10,000,000	Russian Federation	100,000	0.77%	May 2007	305
	10,000,000	Russian Federation	700,000	0.46%	Jun 2007	256
	10,000,000	Ford Motor Credit SP	250,000	2.70%	Jun 2007	(295)
	10,000,000	Republic of Turkey	5,000,000	-2.25%	Sep 2010	98,302
	10,000,000	Dow Jones CDX NA IG	2,900,000	-0.85%	Dec 2010	220
	10,000,000	Mexico Global Note	700,000	0.92%	Mar 2016	(9,790)
	10,000,000	Brazil Global Bond	1,000,000	1.95%	Apr 2016	(56,463)

			$30,350,000			$151,128

Forward Foreign Currency Contracts All Portfolios, with the exception of U.S. Government Securities, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked-to-market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At June 30, 2006 certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts at June 30, 2006 were as follows:

		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

GLOBAL BOND	BUYS

	Singapore Dollar	316,000	Jul 2006	$428
	Japanese Yen	22,889,494,000	Jul 2006	(1,214,814)
	Japanese Yen	65,183,000	Jul 2006	(1,333)
	Australian Dollar	1,983,000	Jul 2006	11,875
	Euro	156,000	Jul 2006	3,029
	Euro	72,388,000	Jul 2006	1,580,375
	Euro	475,000	Jul 2006	11,958
	Euro	403,000	Jul 2006	1,702
	Singapore Dollar	184,000	Jul 2006	2,265
	South Korean Won	232,800,000	Jul 2006	7,801
	Canadian Dollar	18,755,000	Jul 2006	(172,830)
	Pound Sterling	375,000	Jul 2006	5,437
	Pound Sterling	18,981,000	Jul 2006	123,338
	Brazilian Real	1,453,000	Jul 2006	(2,300)
	Chilean Peso	27,900,000	Jul 2006	(995)
	Euro	730,000	Jul 2006	(12,066)
	Australian Dollar	4,517,000	Aug 2006	49,616
	Brazilian Real	1,367,000	Aug 2006	31,886
	Chilean Peso	102,553,000	Aug 2006	(2,337)
	Mexican Peso	2,099,000	Aug 2006	(11,493)
	Peruvian Nouveau Sol	1,164,000	Aug 2006	5,334
	Polish Zloty	574,000	Aug 2006	(10,974)
	South African Rand	1,071,000	Aug 2006	(25,298)
	South Korean Won	513,091,000	Aug 2006	12,004
	Japanese Yen	101,231,000	Aug 2006	3,071
	Chilean Peso	30,000,000	Aug 2006	(549)
	New Taiwan Dollar	68,818,000	Aug 2006	(71,527)

139

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

	New Taiwan Dollar	3,335,000	Aug 2006	($1,324)
	Singapore Dollar	2,250,000	Aug 2006	(18,831)
	Singapore Dollar	172,000	Aug 2006	2,614
	South Korean Won	1,189,705,000	Aug 2006	22,540
	Mexican Peso	1,660,000	Aug 2006	(9,563)
	Danish Kroner	43,045,000	Sep 2006	(25,978)
	Swedish Krona	15,909,000	Sep 2006	695
	Mexican Peso	1,158,000	Sep 2006	(5,506)
	South Korean Won	352,366,000	Sep 2006	9,155
	Singapore Dollar	184,000	Sep 2006	1,102
	South Korean Won	232,800,000	Sep 2006	2,632
	Chilean Peso	13,950,000	Sep 2006	258
	Chilean Peso	13,950,000	Sep 2006	192
	Polish Zloty	368,000	Sep 2006	938
	Indian Rupee	39,425,000	Nov 2006	(13,609)
	Yuan Renminbi	3,678,000	Mar 2007	(4,724)
	Yuan Renminbi	3,862,500	Mar 2007	(4,443)
	Yuan Renminbi	2,575,000	Mar 2007	(3,178)
	Yuan Renminbi	31,875,804	May 2007	(39,758)
	Yuan Renminbi	16,872,065	May 2007	(20,721)
	Yuan Renminbi	4,664,000	May 2007	(6,414)

				$209,680
GLOBAL BOND	SELLS

	Australian Dollar	2,217,639	Jul 2006	($5,943)
	Euro	328,938	Jul 2006	(85)
	Euro	2,509,085	Jul 2006	(19,701)
	Euro	1,380,016	Jul 2006	(27,709)
	Singapore Dollar	115,213	Jul 2006	(1,125)
	South Korean Won	242,956	Jul 2006	(2,639)
	Brazilian Real	668,046	Jul 2006	1,069
	Chilean Peso	25,643	Jul 2006	(261)
	Chilean Peso	25,714	Jul 2006	(190)
	New Zealand Dollar	602,900	Aug 2006	(5,374)
	Brazilian Real	628,217	Aug 2006	1,727
	Mexican Peso	250,583	Aug 2006	13,119
	Peruvian Nouveau Sol	347,982	Aug 2006	(8,854)
	Japanese Yen	3,340,644	Aug 2006	(16,734)
	Japanese Yen	7,815,997	Aug 2006	(31,388)
	New Taiwan Dollar	340,478	Sep 2006	3,308
	Polish Zloty	155,244	Nov 2006	4,207
	Polish Zloty	156,673	Nov 2006	4,330

				($92,243)
REAL RETURN BOND	BUYS

	Japanese Yen	112,280,000	Jul 2006	($378)
	Euro	3,755,000	Jul 2006	101,775
	Japanese Yen	1,525,261,000	Aug 2006	(508,256)
	Japanese Yen	462,664,000	Aug 2006	(25,870)
	Euro	10,000,000	Aug 2006	249,127
	Polish Zloty	199,000	Sep 2006	507

				($183,095)
	SELLS

	Euro	4,340,089	Jul 2006	($63,531)
	Euro	255,860	Jul 2006	(90)
	Canadian Dollar	441,635	Jul 2006	4,488
	Euro	114,940,937	Aug 2006	(1,878,365)

				($1,937,498)

140

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

STRATEGIC INCOME	BUYS

	Canadian Dollar	3,324,780	Sep 2006	($9,955)

				($9,955)
	SELLS

	Australian Dollar	10,508,448	Sep 2006	($171,435)
	Canadian Dollar	11,763,597	Sep 2006	(10,213)
	Canadian Dollar	30,009,917	Sep 2006	22,158
	Euro	32,707,827	Sep 2006	(618,421)
	Pound Sterling	3,283,195	Sep 2006	(70,078)
	New Zealand Dollar	9,147,600	Sep 2006	(193,856)

				($1,041,845)
TOTAL RETURN	BUYS

	Euro	178,000	Jul 2006	$4,018
	South Korean Won	571,400,000	Jul 2006	19,146
	Singapore Dollar	441,000	Jul 2006	5,429
	Canadian Dollar	5,230,000	Jul 2006	(48,195)
	Pound Sterling	3,668,000	Jul 2006	23,835
	Brazilian Real	970,000	Jul 2006	26,210
	Brazilian Real	1,254,000	Jul 2006	33,650
	Chilean Peso	256,418,000	Jul 2006	(11,400)
	Chilean Peso	241,900,000	Jul 2006	(8,691)
	South African Rand	573,000	Aug 2006	(13,081)
	Japanese Yen	743,409,000	Aug 2006	(41,568)
	Japanese Yen	4,765,533,000	Aug 2006	(1,587,691)
	Japanese Yen	140,846,000	Aug 2006	(3,759)
	Japanese Yen	140,899,000	Aug 2006	(3,294)
	Chilean Peso	393,000,000	Aug 2006	(7,298)
	Peruvian Nouveau Sol	1,158,810	Aug 2006	(21,579)
	Peruvian Nouveau Sol	3,716,740	Aug 2006	(91,839)
	Indian Rupee	30,000,000	Aug 2006	(15,409)
	South Korean Won	891,773,000	Aug 2006	16,896
	Singapore Dollar	2,337,000	Aug 2006	35,515
	Singapore Dollar	956,000	Aug 2006	(4,710)
	New Taiwan Dollar	21,647,000	Aug 2006	(8,595)
	New Taiwan Dollar	19,026,000	Aug 2006	(18,313)
	Mexican Peso	13,580,000	Aug 2006	(78,232)
	Peruvian Nouveau Sol	1,128,000	Sep 2006	8,340
	Indian Rupee	21,759,000	Sep 2006	(8,614)
	Mexican Peso	3,597,000	Sep 2006	(17,104)
	South Korean Won	1,299,529,000	Sep 2006	33,764
	Singapore Dollar	552,000	Sep 2006	7,245
	New Taiwan Dollar	10,677,000	Sep 2006	(3,265)
	South Korean Won	571,400,000	Sep 2006	6,461
	Singapore Dollar	441,000	Sep 2006	2,641
	Brazilian Real	528,248	Sep 2006	12,791
	Brazilian Real	528,248	Sep 2006	12,209
	Chilean Peso	20,042,125	Sep 2006	370
	Chilean Peso	20,042,125	Sep 2006	275
	Polish Zloty	868,000	Sep 2006	2,211
	South African Rand	573,000	Oct 2006	(3,880)
	South African Rand	69,786	Nov 2006	(1,535)
	South African Rand	69,786	Nov 2006	(1,537)
	Polish Zloty	1,693,794	Nov 2006	(14,895)
	Polish Zloty	2,318,779	Nov 2006	(20,806)
	Yuan Renminbi	6,963,750	Mar 2007	(6,289)
	Yuan Renminbi	634,475	Mar 2007	(573)
	Yuan Renminbi	5,404,350	Mar 2007	(5,852)

141

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

	South Korean Won	470,969,000	May 2007	$131
	South Korean Won	823,229,000	May 2007	(802)
	South Korean Won	292,285,000	May 2007	(1,841)
	South Korean Won	762,833,000	May 2007	(2,044)

				($1,801,554)
TOTAL RETURN	SELLS

	Euro	135,644	Jul 2006	($2,569)
	South Korean Won	596,326	Jul 2006	(6,476)
	Singapore Dollar	276,136	Jul 2006	(2,697)
	Brazilian Real	744,573	Jul 2006	(33,122)
	Brazilian Real	230,173	Jul 2006	(12,088)
	Chilean Peso	865,000	Jul 2006	14,205
	Chilean Peso	36,842	Jul 2006	(370)
	Chilean Peso	36,944	Jul 2006	(268)
	Euro	37,603,196	Jul 2006	(192,875)
	Euro	61,210,464	Jul 2006	(1,212,220)
	South African Rand	83,619	Aug 2006	3,821
	Peruvian Nouveau Sol	370,547	Aug 2006	23,416
	Peruvian Nouveau Sol	690,000	Aug 2006	43,318
	Peruvian Nouveau Sol	375,714	Aug 2006	23,587
	Indian Rupee	605,000	Aug 2006	9,864
	Singapore Dollar	1,495,000	Aug 2006	(27,538)
	New Taiwan Dollar	1,005,000	Aug 2006	2,371
	Euro	42,100,063	Aug 2006	(687,999)
	Euro	3,892,310	Aug 2006	(67,623)
	Mexican Peso	865,000	Aug 2006	20,398
	Peruvian Nouveau Sol	332,743	Sep 2006	(13,422)
	South Korean Won	1,465,000	Sep 2006	(39,708)
	Euro	88,808,160	Sep 2006	(1,182,865)

				($3,340,860)

Forward Commitments All Portfolios may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Federal Income Taxes Each Portfolio’s policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Distribution of Income and Gains During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss car-ryforwards of each Portfolio, would be taxable to such Portfolio if not distributed. Therefore, each Portfolio intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax.

142

John Hancock Trust
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distributions paid by the Portfolios with respect to each Series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each Series. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital Accounts The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS.

Advisory Fees The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Advisory fees charged to each Portfolio were as follows:

Portfolio		Average Net Assets — All Asset Levels

Active Bond		0.600%
Global Bond		0.700%
Real Return Bond		0.700%
Total Return		0.700%

	First	Excess
	$500 million	Over $500 million
	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets

High Yield[1]	0.700%	0.650%
Investment Quality Bond	0.600	0.550
Strategic Bond[2]	0.700	0.650
Strategic Income	0.725	0.650
U.S. Government Securities[3]	0.620	0.550

1 Until April 28, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500 million of the Portfolio’s average net assets and (b) 0.650% of the Portfolio’s average net assets in excess of $500 million.

2 Until April 28, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500 million of the Portfolio’s average net assets and (b) 0.650% of the Portfolio’s average net assets in excess of $500 million.

3 Until April 28, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $500 million of the Portfolio’s average net assets and (b) 0.550% of the Portfolio’s average net assets in excess of $500 million.

	First	Excess
	$200 million	Over $200 million
	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets

U.S. High Yield Bond	0.750%	0.720%

Between
	First	$200 million	Excess
	$200 million	and $400 million	Over $400 million
	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets	Net Assets

Core Bond[1]	0.690%	0.640%	0.570%

1 Until June 1, 2006, the Portfolio paid monthly advisory fees equivalent, on an annual basis, to the sum of: (a) 0.690% of the first $200 million of the Portfolio’s average net assets, (b) 0.640% of the next $200 million of the Portfolio’s average net assets and (c) 0.600% of the Portfolio’s average net assets in excess of $400 million.

	First	Between$150 million	Between$500 million	Excess over
	$150 million	and $500 million	and $2.5 billion	$2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets	Net Assets	Net Assets

High Income	0.725%	0.675%	0.650%	0.600%

143

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

	First	Between$100 million	Excess over
	$100 million	and $250 million	$200 million
	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets	Net Assets

Short-Term bond	0.600%	0.575%	0.550%

For purposes of determining Aggregate Net Assets, the net assets of this series of the Trust and a similar series of John Hancock Funds II and John Hancock Funds III are included.

John Hancock Funds II and John Hancock Funds III are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Expense Reimbursement Pursuant to the Advisory Agreement, the Adviser reimburses the Portfolios for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business) incurred in excess of, on an annualized basis, 0.50% of the average net assets of Active Bond, Core Bond, High Yield, High Income, Investment Quality Bond, Real Return Bond, Short-Term Bond, Strategic Bond, Strategic Income, Total Return, U.S. Government Securities and U.S. High Yield Bond and 0.75% of the average net assets of Global Bond.

In the case of the Series III shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

Fund Administration Fees The Advisory Agreement requires the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios, including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expenses are allocated to each Portfolio based on its average daily net asset value.

Distribution Plans In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I, Series II and Series III of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, John Hancock Distributors, LLC (“JHD”), for distribution services pursuant to the Plans. JHD is a Delaware limited liability company controlled by John Hancock USA and it serves as principal underwriter and distributor of the variable contracts issued by John Hancock USA, John Hancock New York, JHLICO and JHVLICO. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. Accordingly, the Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value, 0.25% of Series II average daily net asset value and 0.40% of Series III average daily net asset value.

4. TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6. TRANSACTIONS WITH AFFILIATES In accordance with the provisions of Rule 17a-7 under the Investment Company Act of 1940, the following Portfolios had transactions with other investment companies managed by the Adviser during the period ended June 30, 2006:

PORTFOLIO	SECURITIES SOLD

High Yield	$354,543,018
Strategic Bond	111,985,092

PORTFOLIO	SECURITIES PURCHASED

High Income	$259,921,104
Strategic Income	111,985,092
U.S. High Yield Bond	94,621,914

The trades were executed at the last sale price at the end of the day on April 28, 2006. All transactions were executed in accordance with Rule 17a-7 policies and in accordance with the Trust’s Rule 17a-7 procedures.

7. LINE OF CREDIT All Trust Portfolios, with the exception of U.S. Government Securities, have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the period ended June 30, 2006 there were no borrowings under the line of credit.

144

John Hancock Trust
Notes to Financial Statements (Unaudited)

8. CAPITAL SHARES Share activity for the Portfolios for the six months or period ended June 30, 2006 and the year ended December 31, 2005 were as follows:

Active Bond Trust	Six months ended 6-30-06		Year ended 12-31-05[g]
	Shares	Amount	Shares	Amount

Series I shares
Sold	171,997	$1,666,366	237,300	$2,296,092
Issued in reorganization (Note 1)	—	—	23,771,636	228,308,197
Distributions reinvested	457,542	4,305,469	52,948	512,678
Repurchased	(1,906,477)	(18,275,892)	(6,972,170)	(67,290,801)
Net increase (decrease)	(1,276,938)	($12,304,057)	17,089,714	$163,826,166

Series II shares
Sold	1,733,652	$16,772,850	13,668,966	$132,226,329
Issued in reorganization (Note 1)	—	—	45,010,346	432,289,589
Distributions reinvested	1,519,718	14,300,548	128,418	1,243,423
Repurchased	(3,545,639)	(33,716,236)	(1,313,203)	(12,688,724)
Net increase (decrease)	(292,269)	($2,642,838)	57,494,527	$553,070,617

Series NAV shares
Sold	50,701,897	$476,721,844	29,055,004	$279,103,330
Issued in reorganization (Note 1)	—	—	3,704,326	35,577,185
Distributions reinvested	3,548,694	33,393,212	1,561,439	15,010,902
Repurchased	(4,437,652)	(42,542,710)	(13,012,520)	(125,540,077)
Net increase (decrease)	49,812,939	$467,572,346	21,308,249	$204,151,340

Net increase (decrease)	48,243,732	$452,625,451	95,892,490	$921,048,123

g Series I and Series II shares began operations on 4-29-05.

Core Bond Trust	Six months ended 6-30-06		Year ended 12-31-05[f]
	Shares	Amount	Shares	Amount

Series I shares
Sold	5,179	$65,339	3,012	$37,981
Distributions reinvested	216	2,611	—	—
Repurchased	(132)	(1,631)	(1,666)	(20,842)
Net increase (decrease)	5,263	$66,319	1,346	$17,139

Series II shares
Sold	80,918	$989,829	76,810	$966,226
Distributions reinvested	2,317	28,039	—	—
Repurchased	(18,037)	(224,334)	(14,714)	(185,171)
Net increase (decrease)	65,198	$793,534	62,096	$781,055

Series NAV shares
Sold	2,457,481	$30,554,079	26,112,481	$327,155,505
Distributions reinvested	483,156	5,841,358	—	—
Repurchased	(62,858)	(760,681)	(14,011,026)	(175,146,300)
Net increase (decrease)	2,877,779	$35,634,756	12,101,455	$152,009,205

Net increase (decrease)	2,948,240	$36,494,609	12,164,897	$152,807,399

f Period from 4-29-05 (commencement of operations) to 12-31-05.

Global Bond Trust	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	426,419	$6,240,871	2,526,814	$39,810,086
Distributions reinvested	113,830	1,603,860	699,168	10,487,504
Repurchased	(1,112,546)	(16,120,975)	(20,954,384)	(330,116,899)
Net increase (decrease)	(572,297)	($8,276,244)	(17,728,402)	($279,819,309)

Series II shares
Sold	1,785,283	$25,852,687	5,780,409	$89,073,067
Distributions reinvested	139,544	1,961,988	404,034	6,056,454
Repurchased	(665,215)	(9,605,267)	(18,981,134)	(302,499,246)
Net increase (decrease)	1,259,612	$18,209,408	(12,796,691)	($207,369,725)

Series III shares
Sold	3,134	$44,997	33,640	$526,185
Distributions reinvested	384	5,360	2,526	37,692
Repurchased	(30,036)	(430,836)	(87,256)	(1,348,972)
Net increase (decrease)	(26,518)	($380,479)	(51,090)	($785,095)

Series NAV shares
Sold	6,230,798	$89,729,591	57,818,554	$898,582,385
Issued in reorganization	—	—	7,773,081	118,622,037
Distributions reinvested	535,885	7,539,897	2,118,597	31,694,080
Repurchased	(670,645)	(9,727,719)	(31,471,513)	(460,141,048)
Net increase (decrease)	6,096,038	$87,541,769	36,238,719	$588,757,454

Net increase (decrease)	6,756,835	$97,094,454	5,662,536	$100,783,325

a Series NAV shares began operations on 2-28-05.

145

John Hancock Trust
Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

High Income Trust	Six months ended 6-30-06[j]
	Shares	Amount

Series NAV shares
Sold	22,396,877	$279,893,795
Repurchased	(22,097)	(271,589)
Net increase (decrease)	22,374,780	$279,622,206

j Period from 4-28-06 (commencement of operations) to 6-30-06.

High Yield Trust	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	1,378,326	$13,960,061	9,398,434	$96,658,315
Distributions reinvested	1,107,378	10,963,040	1,226,582	12,032,871
Repurchased	(4,526,397)	(45,807,667)	(65,059,976)	(684,565,912)
Net increase (decrease)	(2,040,693)	($20,884,566)	(54,434,960)	($575,874,726)

Series II shares
Sold	863,368	$9,000,865	10,093,136	$104,412,036
Distributions reinvested	662,246	6,589,348	499,158	4,921,740
Repurchased	(2,900,374)	(29,520,020)	(66,134,512)	(696,027,522)
Net increase (decrease)	(1,374,760)	($13,929,807)	(55,542,218)	($586,693,746)

Series III shares
Sold	40,655	$407,509	111,995	$1,143,627
Distributions reinvested	5,946	58,691	2,307	22,593
Repurchased	(86,209)	(850,316)	(201,885)	(2,121,343)
Net increase (decrease)	(39,608)	($384,116)	(87,583)	($955,123)

Series NAV shares
Sold	27,709,163	$284,039,889	165,161,174	$1,727,471,041
Issued in reorganization	—	—	8,612,025	83,127,886
Distributions reinvested	10,310,204	101,658,612	6,883,496	67,320,147
Repurchased	(44,557,011)	(442,194,400)	(49,492,693)	(492,421,855)
Net increase (decrease)	(6,537,644)	($56,495,899)	131,164,002	$1,385,497,219

Net increase (decrease)	(9,992,705)	($91,694,388)	21,099,241	$221,973,624

a Series NAV shares began operations on 2-28-05.

Investment Quality Bond Trust	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	260,793	$3,072,963	547,599	$6,675,068
Distributions reinvested	1,157,801	12,897,908	1,399,823	16,433,919
Repurchased	(1,981,317)	(22,957,300)	(12,149,659)	(147,615,422)
Net increase (decrease)	(562,723)	($6,986,429)	(10,202,237)	($124,506,435)

Series II shares
Sold	2,472,618	$28,631,121	3,238,840	$38,742,818
Distributions reinvested	549,653	6,123,137	257,517	3,023,232
Repurchased	(79,034)	(915,346)	(4,842,875)	(59,852,968)
Net increase (decrease)	2,943,237	$33,838,912	(1,346,518)	($18,086,918)

Series III shares
Sold	2,650	$30,990	16,534	$199,798
Distributions reinvested	1,126	12,486	389	4,558
Repurchased	(19,391)	(214,322)	(27,153)	(336,343)
Net increase (decrease)	(15,615)	($170,846)	(10,230)	($131,987)

Series NAV shares
Sold	780,017	$8,940,734	11,943,876	$146,932,582
Distributions reinvested	341,143	3,793,510	539,574	6,323,797
Repurchased	(70,543)	(817,889)	(7,515,189)	(88,868,027)
Net increase (decrease)	1,050,617	$11,916,355	4,968,261	$64,388,352

Net increase (decrease)	3,415,516	$38,597,992	(6,590,724)	($78,336,988)

a Series NAV shares began operations on 2-28-05.

146

John Hancock Trust
Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Real Return Bond Trust	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	101,596	$1,358,137	1,703,990	$23,623,065
Distributions reinvested	16,131	205,508	51,513	689,751
Repurchased	(53,859)	(718,085)	(15,468,558)	(215,021,000)
Net increase (decrease)	63,868	$845,560	(13,713,055)	($190,708,184)

Series II shares
Sold	680,341	$9,078,888	4,491,352	$61,644,147
Distributions reinvested	441,497	5,589,348	518,448	6,900,472
Repurchased	(2,273,381)	(29,810,083)	(18,814,604)	(260,459,285)
Net increase (decrease)	(1,151,543)	($15,141,847)	(13,804,804)	($191,914,666)

Series III shares
Sold	2,226	$29,728	13,981	$191,685
Distributions reinvested	426	5,392	220	2,929
Repurchased	(8,009)	(102,019)	(56,155)	(777,979)
Net increase (decrease)	(5,357)	($66,899)	(41,954)	($583,365)

Series NAV shares
Sold	11,188,595	$147,311,637	52,902,644	$726,674,621
Distributions reinvested	2,224,607	28,119,037	1,736,657	23,079,962
Repurchased	(443,913)	(5,707,492)	(14,340,623)	(193,084,335)
Net increase (decrease)	12,969,289	$169,723,182	40,298,678	$556,670,248

Net increase (decrease)	11,876,257	$155,359,996	12,738,865	$173,464,033

a Series NAV shares began operations on 2-28-05.

Short-Term Bond Trust	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount

Series NAV shares
Sold	801,830	$7,949,735	2,435,670	$24,084,842
Distributions reinvested	699,570	6,806,814	392,005	3,858,411
Repurchased	(2,831,336)	(27,958,653)	(7,600,567)	(75,086,506)

Net increase (decrease)	(1,329,936)	($13,202,104)	(4,772,892)	($47,143,253)

Strategic Bond Trust	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	396,795	$4,771,740	2,720,357	$32,898,276
Distributions reinvested	1,060,728	11,901,365	583,651	6,817,046
Repurchased	(2,000,966)	(23,406,451)	(32,355,685)	(389,824,187)
Net increase (decrease)	(543,443)	($6,733,346)	(29,051,677)	($350,108,865)

Series II shares
Sold	453,608	$5,440,866	5,870,168	$70,468,608
Distributions reinvested	664,181	7,452,112	170,600	1,994,318
Repurchased	(1,056,714)	(12,110,940)	(30,507,922)	(366,958,181)
Net increase (decrease)	61,075	$782,038	(24,467,154)	($294,495,255)

Series III shares
Sold	5,134	$60,403	40,495	$484,034
Distributions reinvested	2,641	29,498	990	11,522
Repurchased	(41,067)	(460,593)	(107,247)	(1,287,306)
Net increase (decrease)	(33,292)	($370,692)	(65,762)	($791,750)

Series NAV shares
Sold	7,304,641	$86,101,481	83,031,871	$997,787,816
Distributions reinvested	2,790,976	31,231,017	1,815,611	21,170,020
Repurchased	(19,556,337)	(219,049,819)	(51,417,736)	(607,540,751)
Net increase (decrease)	(9,460,720)	($101,717,321)	33,429,746	$411,417,085

Net increase (decrease)	(9,976,380)	($108,039,321)	(20,154,847)	($233,978,785)

a Series NAV shares began operations on 2-28-05.

147

John Hancock Trust
Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

Strategic Income Trust	Six months ended 6-30-06		Year ended 12-31-05[b]
	Shares	Amount	Shares	Amount

Series I shares
Sold	177,711	$2,355,116	424,686	$5,729,582
Distributions reinvested	4,015	52,921	34,214	449,953
Repurchased	(58,666)	(777,167)	(51,181)	(688,567)
Net increase (decrease)	123,060	$1,630,870	407,719	$5,490,968

Series II shares
Sold	393,026	$5,213,612	825,637	$11,069,983
Distributions reinvested	4,330	57,119	63,201	830,494
Repurchased	(169,766)	(2,248,654)	(189,614)	(2,546,721)
Net increase (decrease)	227,590	$3,022,077	699,224	$9,353,756

Series NAV shares *
Sold	20,236,930	$268,918,094	31,739	$426,585
Distributions reinvested	77	1,014	425	5,584
Repurchased	(41,032)	(540,638)	(20,384)	(272,897)
Net increase (decrease)	20,195,975	$268,378,470	11,780	$159,272

Net increase (decrease)	20,546,625	$273,031,417	1,118,723	$15,003,996

b Series NAV shares began operations on 4-29-05.

Total Return Trust	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	95,895	$1,303,545	2,370,054	$33,194,619
Distributions reinvested	1,053,331	13,977,702	2,088,545	28,216,104
Repurchased	(3,773,520)	(51,057,156)	(36,431,500)	(510,153,025)
Net increase (decrease)	(2,624,294)	($35,775,909)	($31,972,901)	($448,742,302)

Series II shares
Sold	495,496	$6,740,589	3,877,670	$54,390,880
Distributions reinvested	664,504	8,804,673	987,723	13,334,283
Repurchased	(2,601,373)	(35,053,110)	(28,024,069)	(394,036,267)
Net increase (decrease)	(1,441,373)	($19,507,848)	($23,158,676)	($326,311,104)

Series III shares
Sold	16,225	$219,774	183,889	$2,547,199
Distributions reinvested	7,135	94,035	9,488	127,328
Repurchased	(170,162)	(2,249,436)	(163,793)	(2,274,694)
Net increase (decrease)	(146,802)	($1,935,627)	29,584	$399,833

Series NAV shares
Sold	14,801,194	$200,993,247	75,958,297	$1,062,502,994
Issued in reorganization (Note 1)	—	—	4,721,025	64,188,543
Distributions reinvested	2,497,109	33,061,731	2,529,119	34,092,594
Repurchased	(494,908)	(6,645,075)	(22,705,481)	(310,234,629)
Net increase (decrease)	16,803,395	$227,409,903	60,502,960	$850,549,502

Net increase (decrease)	12,590,926	$170,190,519	5,400,967	$75,895,929

a Series NAV shares began operations on 2-28-05.

148

John Hancock Trust
Notes to Financial Statements (Unaudited)

CAPITAL SHARES, CONTINUED

U.S. Government Securities Trust	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	657,776	$8,633,713	1,214,732	$16,655,389
Distributions reinvested	781,226	10,101,252	834,916	11,204,586
Repurchased	(1,997,096)	(26,695,516)	(19,898,272)	(273,761,065)
Net increase (decrease)	(558,094)	($7,960,551)	(17,848,624)	($245,901,090)

Series II shares
Sold	932,535	$12,181,397	1,198,315	$16,436,293
Distributions reinvested	357,657	4,624,511	299,708	4,025,086
Repurchased	(1,667,084)	(21,935,658)	(13,007,031)	(179,356,854)
Net increase (decrease)	(376,892)	($5,129,750)	(11,509,008)	($158,895,475)

Series III shares
Sold	1,295	$17,481	17,980	$248,218
Distributions reinvested	703	9,204	46	629
Repurchased	(16,075)	(210,695)	(60,832)	(841,383)
Net increase (decrease)	(14,077)	($184,010)	(42,806)	($592,536)

Series NAV shares
Sold	901,071	$11,897,579	27,060,134	$373,803,396
Distributions reinvested	389,196	5,016,740	837,082	11,208,470
Repurchased	(203,328)	(2,708,391)	(20,841,004)	(281,232,954)
Net increase (decrease)	1,086,939	$14,205,928	7,056,212	$103,778,912

Net increase (decrease)	137,876	$931,617	(22,344,226)	($301,610,189)

a Series NAV shares began operations on 2-28-05.

U.S. High Yield Bond Trust	Six months ended 6-30-06		Year ended 12-31-05[f]
	Shares	Amount	Shares	Amount

Series I shares
Sold	143,063	$1,818,682	6,218	$79,843
Distributions reinvested	37	466	—	—
Repurchased	(474)	(6,229)	(5,847)	(74,513)
Net increase (decrease)	142,626	$1,812,919	371	$5,330

Series II shares
Sold	209,093	$2,677,989	112,939	$1,443,342
Distributions reinvested	6,091	77,167	—	—
Repurchased	(61,135)	(790,366)	(10,001)	(128,210)
Net increase (decrease)	154,049	$1,964,790	102,938	$1,315,132

Series NAV shares
Sold	9,952,527	$127,171,893	23,885,491	$300,542,291
Distributions reinvested	683,513	8,653,268	—	—
Repurchased	(68,521)	(875,135)	(12,612,195)	(161,042,753)
Net increase (decrease)	10,567,519	$134,950,026	11,273,296	$139,499,538

Net increase (decrease)	10,864,194	$138,727,735	11,376,605	$140,820,000

f Period from 4-29-05 (commencement of operations) to 12-31-05.

9. INVESTMENT TRANSACTIONS	The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the period ended
June 30, 2006:

	PURCHASES		SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Active Bond	$1,601,186,760	$631,649,640	$1,319,429,165	$323,400,019
Core Bond	336,082,473	88,270,042	322,492,443	59,352,026
Global Bond	578,260,861	476,990,064	837,364,613	405,334,671
High Income	—	418,138,874	—	153,461,663
High Yield	—	813,828,822	—	845,753,240
Investment Quality Bond	79,888,319	19,810,012	48,768,356	20,585,221
Real Return Bond	5,607,561,076	70,648,199	5,496,320,914	34,172,264
Short-Term Bond	15,876,014	45,331,342	25,575,630	50,646,039
Strategic Bond	226,965,888	446,387,401	347,903,980	231,926,916
Strategic Income	60,505,909	264,972,586	37,685,830	68,853,075
Total Return	1,833,933,733	223,887,941	1,918,316,949	105,458,898
U.S. Government Securities	128,328,961	131,974,226	133,230,969	—
U.S. High Yield Bond	1,249,974	281,555,932	—	156,084,834

149

John Hancock Trust
Notes to Financial Statements (Unaudited)

INVESTMENT TRANSACTIONS, CONTINUED

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was as follows:

				NET UNREALIZED
	AGGREGATE	UNREALIZED	UNREALIZED	APPRECIATION/
PORTFOLIO	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)

Active Bond	$3,109,747,542	$7,270,550	($58,212,577)	($50,942,027)
Core Bond	218,076,278	258,902	(2,790,910)	(2,532,008)
Global Bond	1,001,100,939	21,296,603	(16,106,840)	5,189,763
High Income	330,076,012	2,127,988	(8,154,607)	(6,026,619)
High Yield	1,815,785,312	20,249,319	(56,228,593)	(35,979,274)
Investment Quality Bond	485,770,137	8,768,456	(12,098,828)	(3,330,372)
Real Return Bond	1,572,558,253	9,184,657	32,468,297	41,652,954
Short-Term Bond	197,806,063	483,114	(3,962,045)	(3,478,931)
Strategic Bond	841,288,003	3,722,102	(12,768,783)	(9,046,681)
Strategic Income	352,615,733	1,157,379	(4,742,528)	(3,585,149)
Total Return	2,077,010,559	9,730,938	(29,734,849)	(20,003,911)
U.S. Government Securities	695,086,348	832,873	(6,161,725)	(5,328,852)
U.S. High Yield Bond	315,951,022	1,549,523	(4,983,391)	(3,433,868)

150

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the

Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds” or “Portfolios”) of John Hancock Trust (the “Trust”) except as noted below.

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds and approving the Trust’s advisory and sub-advisory ( and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements), the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of sub-advisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF RENEWAL OF ADVISORY AGREEMENT

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios are: each Lifestyle Trust, American Bond Trust, American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, Money Market Trust B, 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, Index Allocation Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have sub-advisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

APPROVAL OF RENEWAL OF ADVISORY AGREEMENT, CONTINUED

for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the profitability of the JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust and the Index Allocation Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

APPROVAL OF RENEWAL OF SUBADVISORY AGREEMENTS

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements except as noted below.

The Subadvisory Agreements for the following portfolios were not being considered for renewal at this time:

U.S. Government Securities (Western Asset Management Company) Strategic Bond (Western Asset Management Company) High Yield (Western Asset Management Company)

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and generally are competitive within the range of industry norms;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

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John Hancock Trust
Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2006	Fees and Expenses	Comments

Active Bond	The Trust outperformed its	Subadvisory fees for this Trust are
	benchmark index over the one,	lower than the peer group median.
(Declaration Management &	and three year periods and lagged
Research LLC)	its benchmark index over the five	Advisory fees for this Trust are
	year period.	higher than the peer group median.
(Sovereign Asset
Management Company)	The Trust outperformed its peer	Total expenses for this Trust are
	group average over the one, three	higher than the peer group median.
and five year periods.

Core Bond	See “Comments.”	Subadvisory fees for this Trust are	The Board noted that the Trust
		lower than the peer group median.	commenced operations in May 2005
(Wells Capital			and has a limited performance
Management, Inc.)		Advisory fees for this Trust are	record.
higher than the peer group median.
The Board noted that the Trust’s
		Total expenses for this Trust are	performance has been within
		higher than the peer group median.	management’s expectations.

The Board also noted the effect of
the Trust’s current asset levels and
any potential growth on Trust
expenses.

Global Bond	The Trust has outperformed its	Subadvisory fees for this Trust are	The Board noted that the
	benchmark index over the one,	lower than the peer group median.	performance of this Trust has been
(Pacific Investment	three and five year periods.		acceptable and its fees and total
Management Company)		Advisory fees for this Trust are	expenses are in line or lower than
	The Trust has lagged its peer group	equal to the peer group median.	the peer group median.
average over the one and three year
	periods and has outperformed its	Total expenses for this Trust are
	peer group average over the five	lower than the peer group median.
year period.

High Income	See “Comments.”	Subadvisory fees for this Trust are	The Board noted that the High
		lower that its peer group median.	Income Trust commenced
(Sovereign Asset			operations in May 2006 and has a
Management Company)		Advisory fees for this Trust are	limited performance history.
higher than its peer group median.

Total expenses for this Trust are
higher than its peer group median.

High Yield	The Trust outperformed its	Subadvisory fees for this Trust are	The Board noted the recent
	benchmark index over the one	lower than the peer group median.	improved performance of this Trust.
(Western Asset	year period and lagged its		Also, the Board noted that Western
Management Company)	benchmark index over the three	Advisory fees for this Trust are	Asset Management Company
	and five year periods.	higher than the peer group median.	assumed responsibility of the Trust
in April 2006.
	The Trust outperformed its peer	Total expenses for this Trust are
	group average over the one and	lower than the peer group median.
three year periods and lagged its
peer group average over the five
year period.

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John Hancock Trust
Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2006	Fees and Expenses	Comments

Investment Quality Bond	The Trust outperformed its	Subadvisory fees for this Trust are	The Board noted management’s
	benchmark index over the one	equal to the peer group median.	discussion of the Trust’s
(Wellington Management	and three year periods.		performance.
Company, LLP)		Advisory fees for this Trust are
	The Trust lagged its benchmark	higher than the peer group median.
index over the five year period.
Total expenses for this Trust are
	The Trust outperformed its peer	higher than the peer group median.
group average over the one year
period and lagged its peer group
average over the three and five
year periods.

Real Return Bond	The Trust has underperformed its	See “Comments.”	The Board noted that the Trust had
	benchmark index and its peer		relatively recently commenced
(Pacific Investment	group average over the one		operations. The Board also noted
Management Company)	year period.		that the peer group average for this
Trust was not large enough for a
meaningful comparison. The
Board also took into account that
management considers this Trust to
have no peer but noted that it was
satisfied with the amount of advisory
and subadvisory fees paid given the
level of service provided and in
comparison to the fees generally paid
by the other funds in the complex.

The Board also took into account
management’s discussion of the
Trust’s performance.

Short-Term Bond	The Trust lagged its benchmark	Subadvisory fees for this Trust are
	index over the five year period and	lower than its peer group median.
(Declaration Management &	outperformed its benchmark index
Research LLC)	over the one and three year periods.	Advisory fees for this Trust are
higher than its peer group median.
The Trust outperformed its peer
	group average over the one, three	Total expenses for this Trust are
	and five year periods.	lower than its peer group median.

Strategic Bond	The Trust outperformed its	Subadvisory fees for this Trust are	The Board took into account
	benchmark index over the one,	lower than the peer group median.	management’s discussion of the
(Western Asset	three and five year periods and		factors that contributed to the
Management Company)	lagged its peer group average over	Advisory fees for this Trust are	Trust’s performance, including the
	the same periods.	lower than the peer group median.	subadviser’s investment style and
the effect of recent market
		Total expenses for this Trust are	conditions on its performance
		equal to the peer group median.	against its peer group. The Board
also noted that the Trust regularly
outperforms its benchmark index.

In addition, the Board noted that
Western Asset Management
Company assumed responsibility of
the Trust in April 2006.

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John Hancock Trust
Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2006	Fees and Expenses	Comments

Strategic Income	The Trust outperformed its	Subadvisory fees for this Trust are	The Board noted that the Trust
	benchmark index over the one	lower than its peer group median.	started in February 2005 and took
(Sovereign Asset	year period and underperformed		into account the strong longer-term
Management Company)	its peer group average over the	Advisory fees for this Trust are	performance of its comparable fund.
	same period.	lower than its peer group median.
The Board noted that total expenses
		Total expenses for this Trust are	of this Trust were higher than its
		higher than its peer group median.	peer group as of March 31, 2006
but lower than its peer group as of
June 1, 2006 due to an increase in
the assets of the Trust.

Total Return	The Trust outperformed its	Subadvisory fees for this Trust are
	benchmark index and its peer	higher than the peer group median.
(Pacific Investment	group average over the one, three
Management Company)	and five year periods.	Advisory fees for this Trust are
higher than the peer group median.

Total expenses for this Trust are
higher than the peer group median.

U.S. Government Securities	The Trust outperformed its	Subadvisory fees for this Trust are	The Board noted that Western Asset
	benchmark index over the one and	higher than the peer group median.	Management Company assumed
(Western Asset	three year periods and lagged its		responsibility of the Trust in
Management Company)	benchmark index over the five	Advisory fees for this Trust are	April 2006.
	year period.	higher than the peer group median.

	The Trust outperformed its peer	Total expenses for this Trust are
	group average over the one, three	lower than the peer group median.
and five year periods.

U.S. High Yield Bond	See “Comments.”	Subadvisory fees for this Trust are	The Board noted that the U.S. High
		equal to the peer group median.	Yield Trust commenced operations
(Wells Capital			in May 2005 and had a limited
Management, Inc.)		Advisory fees for this Trust are	performance record.
higher than the peer group median.
The Board noted that the Trust’s
		Total expenses for this Trust are	recent performance has performed
		higher than the peer group median.	within management’s expectations.

155

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

BOARD EVALUATION OF NEW SUBADVISORY AGREEMENTS FOR THE U.S. GOVERNMENT SECURITIES TRUST, THE HIGH YIELD TRUST, THE STRATEGIC BOND TRUST

At its meeting held on March 30-31, 2006, the Board of Trustees of the Trust (the “Board” or “Trustees”), including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or John Hancock Investment Management, LLC (the “Adviser”) (the “Independent Trustees”), approved new subadvisory and sub-subadvisory agreements appointing new subadvisers and sub-subadvisers as described below for the Portfolios named below. These agreements with new subadvisers and sub-subadvisers became effective, and the prior agreements with prior subadvisers terminated, on April 28, 2006.

NEW SUBADVISER/
PORTFOLIO	PRIOR SUBADVISER	SUB-SUBADVISER
U.S. Government	Salomon Brothers	Western Asset Management
Securities Trust	Asset Management, Inc.	Company (“Western Asset”)
(“SaBAM”)
High Yield Trust	SaBAM	Western Asset/Western Asset
Management Company		Limited (“WAMCL”)
Strategic Bond Trust	SaBAM	Western Asset / WAMCL

In making its determination with respect to subadvisory (including sub-subadvisory) agreements, and with reference to the factors which it regularly considers, the Board reviews (1) information relating to the subadviser’s business, which may include information such as business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to affiliated funds of the Trust; (2) the investment performance of comparatively managed funds of the Portfolio and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds; (3) the proposed subadvisory fee for each Portfolio and comparative fee information; and (4) information relating to the nature and scope of other material business relationships which unaffiliated subadvisers may have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser.

Particular considerations of the Board in approving the new subadvisory and sub-subadvisory agreements are described below for the: (i) the U.S. Government Securities Trust, High Yield Trust and Strategic Bond Trust.

U.S. Government Securities Trust
High Yield Trust Strategic
Bond Trust

Various factors considered by the Board in approving the subadvisory agreements with Western Asset for the U.S. Government Securities, High Yield and Strategic Bond Trusts and the sub-subadvisory agreements with WAMCL for the High Yield and Strategic Bond Trusts are described above. In addition, the Board’s approval was based on a number of specific considerations, including the following:

Each of Western Asset and WAMCL has extensive experience (Western Asset since 1971) as a manager with respect to fixed-income assets, and their respective expertise in managing U.S. fixed-income securities and currency transactions and non-U.S. dollar-denominated fixed-income securities are complementary;

Each of Western Asset and WAMCL may be expected to provide a high quality of investment personnel to the Portfolios, and the service of the former SaBAM portfolio managers as Western Asset and/or WAMCL portfolio managers provides continuity in management services;

The historical performance of comparable mutual funds and other accounts managed by Western Asset or WAMCL has generally exceeded the performance of the Portfolios and their respective benchmark indices as follows:

* a blended group of U.S. Government accounts managed by Western Asset has outperformed its blended benchmark of U.S.

Government indices over the one, three and five year periods and the Short Government Bond peer group average over the one, three and five year periods;

* the Western Asset High Yield Composite has outperformed its benchmark index over the most recent one-year period and its peer group average over the one, three and five year periods; and

* The Western Asset Core Plus Bond Institutional mutual fund has outperformed its benchmark index over the three and five year periods and its peer group average over the one, three and five year periods; and

The subadvisory fees with respect to the Portfolios are the products of arms-length negotiation between the Adviser and Western Asset, are within industry norms and in the case of the High Yield and Strategic Bond Trusts are lower than their peer group medians, are lower than under the prior sub-advisory agreement and will result in advisory fee decreases benefiting the shareholders of the Portfolios; and the subadvisory and sub-subadvisory fees are not paid by the Portfolios.

BOARD EVALUATION OF AMENDMENTS TO ADVISORY
AND SUBADVISORY AGREEMENTS AND NEW
SUBADVISORY AGREEMENTS
This section describes the evaluation by the Board of Trustees of:
(a) an amendment to the advisory agreement between John Hancock
Trust (the “Trust”) and the Adviser to add the following new portfolio:
1. High Income Trust (collectively, the “New Portfolios”)
(b) amendments (“Amendments”) to the subadvisory agreement
between the Adviser and the subadviser listed below:
1. Sovereign Asset Management, LLC
(to add the High Income Trust)
(The subadviser listed above is referred to as the
“Existing Subadviser.”)

APPROVAL OF ADVISORY AGREEMENT

At its meeting on March 30-31, 2006, the Board, including all the

Independent Trustees, approved an amendment to the Advisory Agreement between the Trust and JHIMS with respect to the New Portfolios and the Emerging Small Company Trust.

In approving the amendment to the Advisory Agreement, the Board considered the following factors:

(1) (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s Adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues, and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments,

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Portfolios and concluded that JHIMS may reasonably be expected to ably perform its services

156

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

under the Advisory Agreement with respect to the New Portfolios and may reasonably be expected to continue to ably perform its services under the Advisory Agreement with respect to the Emerging Small Company Trust;

(2) (a) in the case of each New Portfolio, reviewed the investment performance of portfolios of the Subadviser that are managed comparably to the New Portfolio as set forth in the chart below; the comparative performance of their respective benchmarks; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the New Portfolio; and concluded that the portfolios of the Subadviser that are managed comparably to the New Portfolio have performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the New Portfolio and its Subadviser.

(3) and (4) (a) with respect to the Emerging Small Company Trust and each New Portfolio, considered that the Adviser has agreed to waive its management fee for each of these portfolios and certain other portfolios of the Trust (the “Participating Portfolios”) or otherwise reimburse the expenses of those portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust.

(b) reviewed the advisory fee structure for the New Portfolios and the Emerging Small Company Trust and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that the New Portfolios and the Emerging Small Company Trust have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for these portfolios, (ii) that the Emerging Small Company Trust and each New Portfolio with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in all cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of these portfolios to benefit from economies of scale if the portfolio grows;

(5) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and considered the representation by each of JHLICO (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

(b) reviewed the anticipated profitability of JHIMS’ relationship to the New Portfolios in terms of the fees it expects to receive with respect to New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

(c) reviewed the anticipated profitability of JHIMS’ relationship to the Emerging Small Company Trust in terms of the fees it has received and expects to receive with respect to the Emerging Small Company Trust and whether JHIMS has the financial ability to continue to provide a high level of services to the Emerging Small Company Trust,

(d) considered that JHIMS derives reputational and other indirect bene-fits from providing advisory services to the Emerging Small Company Trust,

(e) considered that JHIMS will derive reputational and other indirect benefits from providing advisory services to the New Portfolios, and

(f) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the New Portfolios and the Emerging Small Company Trust and concluded that the advisory fees to be paid by the New Portfolios and the Emerging Small Company Trust will not be unreasonable in light of such information; and

(6) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios and the Emerging Small Company Trust are within the range of those incurred by other comparable funds and that the advisory structure for the New Portfolios and the Emerging Small Company Trust is thus competitive within the industry (see below for additional information on advisory fees for the New Portfolios and the Emerging Small Company Trust). For information regarding the discussion concerning the waiver of advisory fees, see (3) and (4) above.

APPROVAL OF SUBADVISORY AGREEMENTS

At its meeting on March 30-31, 2006, the Board, including all the Independent Trustees, approved the Amendments and the New Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each Subadviser’s business which included information such as: business performance, representative clients, assets under management, financial stability and personnel, and, if applicable, past subadvisory services to affiliated funds of the Trust;

(ii) the investment performance of the Subadviser’s comparatively managed portfolios and comparative performance information relating to the comparatively managed fund’s benchmark and comparable funds;

(iii) the proposed subadvisory fee for the portfolio and comparative fee information; and

(iv) information relating to the nature and scope of other material business relationships which unaffiliated subadvisers may have with the Adviser or its affiliates, including the involvement by certain affili-ates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser.

The Board noted that in the case of the RREEF America L.L.C., RREEF Global Advisers Limited, Deutsche Investments Australia Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Asset Management International GMBH, that the sub-subadvisory fee would be paid by Deutsche Asset Management, Inc. out of the subadvisory fee and would not be an expense of the Real Estate Equity Trust.

The Board’s decision to approve the Amendments and the New Subadvisory Agreements was based on a number of specific considerations, including the following:

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John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees (Unaudited)

APPROVAL OF SUBADVISORY AGREEMENTS, CONTINUED

(1) Each Subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each portfolio;

(2) The subadvisory fees are within industry norms and are the product of arms-length negotiations between the Adviser and the Subadviser except in the case of MFC Global Investment Management (U.S.A.) Limited and Sovereign Asset Management, LLC, each of which is affiliated with the Adviser (see below for further information on subadvisory fees).

Additional information that the Board considered regarding approving the amendment to the advisory agreement, the Amendments and the New Subadvisory Agreements is set forth in the chart below.

Performance of
Comparable Funds
Portfolio	as of	Estimated Fees
and Subadviser	December 31, 2005	and Expenses

High Income	Performance of the High	Subadvisory fees for this
	Yield Fund of John	Trust were lower than its
(Sovereign Asset	Hancock Funds has	peer group median.
Management, LLC)	outperformed its
	benchmark index over	Advisory fees for this
	the one, three and	Trust were higher than
	five year periods.	its peer group median.

	Performance of the fund	Total expenses for this
	has outperformed its	Trust were higher than
	peer group average over	its peer group median.
the one, three and
five year periods.

158

John Hancock Trust
Trustees and Officers Information (Unaudited)

The Trustees and Officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios.

DISINTERESTED TRUSTEES

Principal Occupation(s) and
Name, Address and Age	Position with the Trust[1]	Other Directorships During Past Five Years

Don B. Allen	Trustee	Adviser, Sinicon Plastics Inc. (plastic injection molding).
601 Congress Street	(since 1985)
Boston, MA 02210
Born: 1928
Charles L. Bardelis	Trustee	President and Executive Officer, Island Commuter Corp.
601 Congress Street	(since 1988)	(Marine Transport).
Boston, MA 02210		Trustee of John Hancock Funds II (since 2005) and John Hancock
Born: 1941		Funds III (since 2005).
Peter S. Burgess	Trustee	Consultant (financial, accounting and auditing matters) (since 1999);
601 Congress Street	(since 2005)	Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).
Boston, MA 02210
Born: 1942		Director of the following publicly traded companies: PMA Capital
Corporation (since 2004) and Lincoln Educational Services
Corporation (since 2004).
Trustee of John Hancock Funds II (since 2005) and John Hancock
Funds III (since 2005).
Elizabeth G. Cook	Trustee	Expressive Arts Therapist, Massachusetts General Hospital
601 Congress Street	(since 2005)[2]	(September 2001 to present); Expressive Arts Therapist, Dana Farber
Boston, MA 02210		Cancer Institute (September 2000 to January 2004); President, The
Born: 1937		Advertising Club of Greater Boston.
Trustee of John Hancock Funds II (since 2005) and John Hancock
Funds III (since 2005).
Hassell H. McClellan	Trustee	Associate Professor, The Graduate School of the Wallace E. Carroll
601 Congress Street	(since 2005)[2]	School of Management, Boston College.
Boston, MA 02210		Trustee of John Hancock Funds II (since 2005) and John Hancock
Born: 1945		Funds III (since 2005).
James M. Oates	Chairman	Managing Director, Wydown Group (financial consulting firm)
601 Congress Street	(since 2005)	(since 1994); Chairman, Emerson Investment Management, Inc.
Boston, MA 02210	Trustee	(since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX
Born: 1946	(since 2004)	Capital Markets, Inc.) (financial services company) (since 1997).
Director of the following publicly traded companies: Stifel Financial
(since 1996); Investor Financial Services Corporation (since 1995);
and Connecticut River Bancorp (since 1998).
Trustee of John Hancock Funds II (since 2005) and John Hancock
Funds III (since 2005); Director, Phoenix Mutual Funds (since 1988;
overseeing 20 portfolios).
F. David Rolwing	Trustee	Former Chairman, President and CEO, Montgomery Mutual Insurance
601 Congress Street	(since 1997)[3]	Company, 1991 to 1999. (Retired 1999).
Boston, MA 02210
Born: 1934

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

3 Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

159

John Hancock Trust
Trustees and Officers Information (Unaudited)

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

Principal Occupation(s) and
Name, Address and Age	Position with the Trust[1]	Other Directorships During Past Five Years

James R. Boyle[2]	Trustee	President, John Hancock Annuities; Executive Vice President, John
601 Congress Street	(since 2005)	Hancock Life Insurance Company (since June 2004); President U.S.
Boston, MA 02210		Annuities; Senior Vice President, The Manufacturers Life Insurance
Born: 1959		Company (U.S.A) (prior to 2004).

John D. Richardson[2,3]	Trustee	Retired; Former Senior Executive Vice President, Office of the President
601 Congress Street	(since 1997)	Manulife Financial, February 2000 to March 2002 (Retired, March
Boston, MA 02210		2002); Executive Vice President and General Manager, U.S.
Born: 1938		Operations, Manulife Financial, January 1995 to January 2000.
Director of BNS Split Corp and BNS Split Corp II, publicly traded companies listed on the Toronto Stock Exchange.

Keith F. Hartstein[4]	President	Senior Vice President, Manulife Financial Corporation (since 2004);
601 Congress Street	(since 2005)	Director, President and Chief Executive Officer, John Hancock
Boston, MA 02210		Advisers, LLC and The Berkeley Financial Group, LLC (“The
Born: 1956		Berkeley Group”) (holding company); Director, President and Chief
Executive Officer, John Hancock Funds, LLC (“John Hancock Funds”);
Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation (“SAMCorp.”); Director, John Hancock
Signature Services, Inc.; Director, Chairman and President, NM Capital
Management, Inc. (NM Capital) (since 2005); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003);
Executive Vice President, John Hancock Funds, LLC (until 2005).

John G. Vrysen[4]	Chief Financial Officer	Executive Vice President and Chief Financial Officer, John Hancock
601 Congress Street	(since 2005)	Funds, LLC, July 2005 to present; Senior Vice President and General
Boston, MA 02210		Manager, Fixed Annuities, John Hancock Financial Services,
Born: 1955		September 2004 to July 2005; Executive Vice President, Operations,
Manulife Wood Logan, July 2000 to September 2004.

Gordon M. Shone[4]	Treasurer	Senior Vice President, John Hancock Life Insurance Company (U.S.A.),
601 Congress Street	(since 2005)	January 2001 to present; Vice President, The Manufacturers Life
Boston, MA 02210		Insurance Company (U.S.A.), August 1998 to December 2000.
Born: 1956

John D. Danello[4]	Secretary	Vice President/Chief Counsel, US Wealth Management, John Hancock
601 Congress Street	(since 2005)	Financial Services, Inc., February 2005 to present; Vice President/Chief
Boston, MA 02110		Counsel, Life Insurance & Asset Management, Allmerica Financial
Born: 1955		Corporation, Inc., 2001 to February 2005.

Francis V. Knox, Jr.	Chief Compliance Officer	Vice President and Chief Compliance Officer for John Hancock
601 Congress Street	(since 2005)	Investment Company, John Hancock Life Insurance Company
Boston, MA 02210		(U.S.A.), John Hancock Life Insurance Company and John Hancock
Born: 1947		Funds (since 2005); Fidelity Investments - Vice President and Assistant
Treasurer, Fidelity Group of Funds (until 2004); Fidelity Investments -
Vice President and Ethics & Compliance Officer (until 2001).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 The Trustee is an “interested person” (as defined in the 1940 Act) due to his position (prior position in the case of John D. Richardson) with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

3 Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31,1996.

4 Affiliated with the Adviser.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available without charge, upon request, by calling 1-800-344-1029 or on the SEC internet website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

160

Management of the Trust

Trustees

James M. Oates, Chairman of the Board
Don B. Allen
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
F. David Rolwing
John D. Richardson

Officers

Keith F. Hartstein, President
John G. Vrysen, Chief Financial Officer
Gordon M. Shone, Treasurer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston MA 02210-2805

PRESORTED STD
U.S. POSTAGE
PAID
RANDOLPH, MA
PERMIT NO. 75

JHTBSA 8/06

John Hancock

John Hancock Trust

Index Trusts

Semiannual Report
June 30, 2006
Unaudited Financial Statements

0806: 1115016

John Hancock Trust

President’s Message

June 30, 2006 To our shareholders:

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pullback that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2003 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes —stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Keith F. Hartstein President and Chief Executive Officer John Hancock Trust

2

John Hancock Trust Semiannual Report — Table of Contents

Sector Weightings	4
Understanding Your Portfolio’s Expenses	5
Statements of Assets and Liabilities	9
Statements of Operations	12
Statements of Changes in Net Assets	15
Financial Highlights	17
Portfolio of Investments (See below for each Portfolio’s page #)	27–147
Notes to Financial Statements	148
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	159
Appendix A	161
Trustees and Officers Information	163

	Portfolio of		Portfolio of
Portfolio	Investments	Portfolio	Investments

500 Index Trust	27	International Equity Index Trust A	48
500 Index Trust B	33	International Equity Index Trust B	69
Bond Index Trust A	40	Mid Cap Index Trust	89
Bond Index Trust B	43	Small Cap Index Trust	95
Index Allocation Trust	48	Total Stock Market Index Trust	115

3

John Hancock Trust Sector Weightings*

500 Index Trust

Sector Weighting % of Total Net Assets
Financial	9.80
Consumer, Non-cyclical	9.71
Industrial	5.61
Communications	5.37
Energy	4.96
Technology	4.83
Consumer, Cyclical	4.01
Utilities	1.46
Basic Materials	1.41
Government	0.77

500 Index Trust B

Sector Weighting	% of Total
Financial	9.86
Consumer, Non-cyclical	9.77
Industrial	5.64
Communications	5.40
Energy	4.99
Technology	4.85
Consumer, Cyclical	4.03
Utilities	1.47
Basic Materials	1.42
Mortgage Securities	0.36

Bond Index Trust A

Sector Weighting	% of Total
Government	22.70
Mortgage Securities	17.43
Financial	3.48
Communications	1.35
Consumer, Non-cyclical	0.48
Energy	0.46
Utilities	0.46
Consumer, Cyclical	0.44
Industrial	0.40
Basic Materials	0.32

Bond Index Trust B

Sector Weighting	% of Total
Mortgage Securities	18.10
Government	14.43
Financial	3.18
Communications	1.16
Consumer, Non-cyclical	0.80
Utilities	0.79
Industrial	0.57
Energy	0.45
Asset Backed Securities	0.41
Consumer, Cyclical	0.28

Index Allocation Trust

Equity Asset Allocation	% of Total
International	15.06
U.S. Large Cap	34.97
U.S. Mid Cap	9.97
U.S. Small Cap	10.03
Total Equity	70.03

Fixed Income Asset Allocation
Intermediate Bond	29.97

International Equity Index Trust A

Sector Weighting	% of Total
Financial	11.36
Consumer, Non-cyclical	5.74
Energy	4.29
Industrial	4.29
Consumer, Cyclical	3.98
Communications	3.62
Basic Materials	3.53
Utilities	1.88
Technology	1.31
Funds	0.77

International Equity Index Trust B

Sector Weighting	% of Total
Financial	11.73
Consumer, Non-cyclical	5.94
Industrial	4.46
Energy	4.44
Consumer, Cyclical	4.15
Communications	3.78
Basic Materials	3.67
Utilities	1.95
Technology	1.35
Diversified	0.36

Mid Cap Index Trust

Sector Weighting	% of Total
Financial	7.34
Industrial	7.07
Consumer, Non-cyclical	7.06
Consumer, Cyclical	6.25
Energy	5.14
Technology	4.37
Utilities	2.92
Communications	2.08
Basic Materials	1.71
Government	1.25

Small Cap Index Trust

Sector Weighting	% of Total
Financial	7.92
Consumer, Non-cyclical	7.09
Consumer, Cyclical	5.18
Industrial	5.00
Technology	3.62
Communications	3.57
Energy	2.06
Government	1.58
Basic Materials	1.34
Utilities	1.02

Total Stock Market Index Trust

Sector Weighting	% of Total
Financial	9.13
Consumer, Non-cyclical	8.46
Industrial	4.92
Communications	4.77
Consumer, Cyclical	4.29
Energy	4.22
Technology	4.12
Basic Materials	1.30
Utilities	1.26
Government	0.65

*Top Ten Sectors as a percentage of market value. Does not include short-term securities and investments in the State Street Navigator Securities Lending Prime Portfolio.

4

John Hancock Trust
Understanding your portfolio’s expenses

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1) and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio held from January 1, 2006 through June 30, 2006. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the “Expenses Paid During Period” row as shown below for your Series.

Hypothetical Example for Comparison Purposes

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second table for each Portfolio is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs and insurance-related charges were included, your costs would have been higher.

Expense and Value of a $1,000 Investment

500 Index Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,024.50	1,023.90	1,022.60	1,010.80
Expenses Paid During Period*	2.73	3.74	4.45	2.41

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,022.10	1,021.10	1,020.40	1,022.40
Expenses Paid During Period*	2.73	3.74	4.44	2.43

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.54%	0.74%	0.89%	0.49%
500 Index Trust B

Actual Portfolio Return				Series NAV
Beginning Account Value 1/1/2006				$1,000.00
Ending Account Value 6/30/2006				1,026.20
Expenses Paid During Period*				1.22

Hypothetical 5% Portfolio Return				Series NAV
Beginning Account Value 1/1/2006				$1,000.00
Ending Account Value 6/30/2006				1,023.60
Expenses Paid During Period*				1.21

Annualized Expense Ratios				Series NAV
				0.25%

5

John Hancock Trust
Understanding your portfolio’s expenses

Expense and Value of a $1,000 Investment — continued

Bond Index Trust A

Actual Portfolio Return	Series Ia	Series NAV[a]
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	991.20	992.00
Expenses Paid During Period*	2.19	1.99

Hypothetical 5% Portfolio Return	Series Ia	Series NAV[a]
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,017.10	1,017.30
Expenses Paid During Period*	2.22	2.02

Annualized Expense Ratios	Series Ia	Series NAV[a]
	0.58%	0.53%
a Series I and Series NAV began operations on 2-10-06.
Bond Index Trust B

Actual Portfolio Return		Series NAV
Beginning Account Value 1/1/2006		$1,000.00
Ending Account Value 6/30/2006		991.50
Expenses Paid During Period*		1.19

Hypothetical 5% Portfolio Return		Series NAV
Beginning Account Value 1/1/2006		$1,000.00
Ending Account Value 6/30/2006		1,023.60
Expenses Paid During Period*		1.21

Annualized Expense Ratios		Series NAV
		0.25%
Index Allocation Trust

Actual Portfolio Return		Series II
Beginning Account Value 2/10/2006		$1,000.00
Ending Account Value 6/30/2006		1,000.20
Expenses Paid During Period*		1.00

Hypothetical 5% Portfolio Return		Series II
Beginning Account Value 1/1/2006		$1,000.00
Ending Account Value 6/30/2006		1,018.30
Expenses Paid During Period*		1.01

Annualized Expense Ratios		Series II
		0.27%

6

John Hancock Trust
Understanding your portfolio’s expenses

Expense and Value of a $1,000 Investment — continued

International Equity Index Trust A

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,091.60	1,089.90	1,089.90	1,038.00
Expenses Paid During Period*	3.24	4.28	5.02	2.24

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,021.70	1,020.70	1,020.00	1,017.10
Expenses Paid During Period*	3.13	4.14	4.85	2.22

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.62%	0.82%	0.97%	0.57%
International Equity Index Trust B

Actual Portfolio Return				Series NAV
Beginning Account Value 1/1/2006				$1,000.00
Ending Account Value 6/30/2006				1,094.50
Expenses Paid During Period*				1.78

Hypothetical 5% Portfolio Return				Series NAV
Beginning Account Value 1/1/2006				$1,000.00
Ending Account Value 6/30/2006				1,023.10
Expenses Paid During Period*				1.72

Annualized Expense Ratios				Series NAV
				0.34%
Mid Cap Index Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,039.50	1,037.80	1,037.00	1,039.20
Expenses Paid During Period*	2.86	3.87	4.58	2.55

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,022.00	1,021.00	1,020.30	1,022.30
Expenses Paid During Period*	2.83	3.84	4.55	2.53

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.56%	0.76%	0.91%	0.51%

7

John Hancock Trust
Understanding your portfolio’s expenses

Expense and Value of a $1,000 Investment — continued

Small Cap Index Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,077.70	1,076.90	1,075.80	1,078.00
Expenses Paid During Period*	2.91	3.95	4.77	2.70

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,022.00	1,021.00	1,020.20	1,022.20
Expenses Paid During Period*	2.83	3.84	4.65	2.63

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.57%	0.77%	0.92%	0.52%
Total Stock Market Index Trust

Actual Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,032.60	1,032.00	1,030.90	1,033.00
Expenses Paid During Period*	2.85	3.86	4.67	2.64

Hypothetical 5% Portfolio Return	Series I	Series II	Series III	Series NAV
Beginning Account Value 1/1/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/2006	1,022.00	1,021.00	1,020.20	1,022.20
Expenses Paid During Period*	2.83	3.84	4.65	2.63

Annualized Expense Ratios	Series I	Series II	Series III	Series NAV
	0.57%	0.77%	0.92%	0.52%

*Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year or since inception, whichever is shorter/365 or 366] (to reflect the one-half year period).

8

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

Assets	500 Index	500 Index B	Bond Index A	Bond Index B

Investments, at value	$1,201,232,215	$1,071,660,330	$77,253,160	$180,887,932
Securities loaned, at value (Note 2)	35,357,303	34,671,545	—	40,855,264
Repurchase agreements, at value	6,410,000	—	3,352,000	1,476,000
Cash	6,193	3,256,922	9,014	40,981
Receivable for shares sold	161,176	—	78,865	—
Dividends and interest receivable	1,363,823	1,218,730	575,927	1,803,089
Other assets	17,097	79,287	645	18,721
Total assets	1,244,547,807	1,110,886,814	81,269,611	225,081,987

Liabilities

Payable for delayed delivery securities purchased	—	—	20,256,103	19,126,605
Payable for shares repurchased	4,623,904	551,924	—	144,886
Payable upon return of securities loaned	36,260,615	35,556,831	—	40,126,896
Payable for futures variation margin	64,067	43,012	—	—
Payable to affiliates
Fund administration expenses	—	—	765	—
Other payables and accrued expenses	226,167	136,964	18,132	—
Total liabilities	41,174,753	36,288,731	20,275,000	59,398,387

Net assets

Capital paid-in	1,127,071,051	1,038,574,879	61,468,958	167,578,947
Accumulated undistributed net realized gain (loss) on investments and
futures contracts	(46,872,931)	(61,596,259)	(358,132)	(2,228,023)
Unrealized appreciation (depreciation) on investments and futures contracts	113,407,237	88,360,387	(953,679)	(3,953,552)
Undistributed net investment income (loss)	9,767,697	9,259,076	837,464	4,286,228
Net assets	$1,203,373,054	$1,074,598,083	$60,994,611	$165,683,600
Investments, including repurchase agreement, at cost	$1,129,849,252	$1,018,203,764	$81,558,839	$227,172,748

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$1,074,736,914	—	$49,615,866	—
Shares outstanding	98,045,079	—	4,005,553	—
Net asset value per share (net assets ÷ shares outstanding)	$10.96	—	$12.39	—
Series II
Net assets	$114,044,135	—	—	—
Shares outstanding	10,453,277	—	—	—
Net asset value per share (net assets ÷ shares outstanding)	$10.91	—	—	—
Series III
Net assets	$1,313,340	—	—	—
Shares outstanding	120,314	—	—	—
Net asset value per share (net assets ÷ shares outstanding)	$10.92	—	—	—
Series NAV
Net assets	$13,278,665	$1,074,598,083	$11,378,745	$165,683,600
Shares outstanding	1,228,013	66,738,243	917,404	17,092,312
Net asset value per share (net assets ÷ shares outstanding)	$10.81	$16.10	$12.40	$9.69

The accompanying notes are an integral part of the financial statements. 9

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

	Index	International	International
Assets	Allocation	Equity Index A	Equity Index B	Mid Cap Index

Investments, at value	—	$217,343,142	$363,006,438	$489,157,043
Investments in affiliated funds, at value	$37,958,959	—	—	—
Securities loaned, at value (Note 2)	—	41,380,426	62,944,872	46,357,071
Repurchase agreements, at value	—	—	—	990,000
Cash	6,336	—	78,007	9,192
Foreign currency, at value	—	2,294,355	3,387,977	—
Receivable for investments sold	—	7,778,350	12,189,623	—
Receivable for shares sold	250,580	100	594,539	50,862
Receivable for forward foreign currency exchange contracts (Note 2)	—	101,117	84,900	—
Dividends and interest receivable	—	504,846	795,216	458,152
Receivable for futures variation margin	—	1,333,082	1,576,103	90,482
Other assets	101	3,043	4,698	5,143
Total assets	38,215,976	270,738,461	444,662,373	537,117,945

Liabilities

Due to custodian	—	100,241	—	—
Payable for investments purchased	249,650	8,042,646	11,983,631	—
Payable for shares repurchased	—	46,727	—	183,999
Payable upon return of securities loaned	—	43,274,640	62,787,009	47,520,762
Payable to affiliates
Fund administration expenses	329	448	—	495
Other payables and accrued expenses	12,603	167,530	12,038	43,475
Total liabilities	262,582	51,632,232	74,782,678	47,748,731

Net assets

Capital paid-in	38,339,299	184,529,018	276,530,753	420,197,233
Accumulated undistributed net realized gain (loss) on investments, futures contracts, foreign currency and forward foreign
currency contracts	(105,224)	2,426,915	32,779,356	8,787,436
Unrealized appreciation (depreciation) on investments, futures contracts,
foreign currency and forward foreign currency contracts	(368,518)	29,161,250	54,334,202	58,066,417
Undistributed net investment income (loss)	87,837	2,989,046	6,235,384	2,318,128
Net assets	$37,953,394	$219,106,229	$369,879,695	$489,369,214
Investments, including repurchase agreements, at cost	$38,327,477	$230,075,235	$372,174,996	$478,750,826
Foreign currency, at cost	—	$2,277,433	$3,359,692	—

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	—	$172,567,812	—	$238,278,994
Shares outstanding	—	9,400,910	—	13,351,841
Net asset value per share (net assets ÷ shares outstanding)	—	$18.36	—	$17.85
Series II
Net assets	$37,953,394	$40,820,607	—	$60,048,782
Shares outstanding	3,077,319	2,226,389	—	3,376,437
Net asset value per share (net assets ÷ shares outstanding)	$12.33	$18.33	—	$17.78
Series III
Net assets	—	$129	—	$53,036
Shares outstanding	—	7	—	2,989
Net asset value per share (net assets ÷ shares outstanding)	—	$18.38[b]	—	$17.75[b]
Series NAV
Net assets	—	$5,717,681	$369,879,695	$190,988,402
Shares outstanding	—	311,942	20,239,412	10,700,093
Net asset value per share (net assets ÷ shares outstanding)	—	$18.33	$18.28	$17.85

b Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2006.

The accompanying notes are an integral part of the financial statements. 10

John Hancock Trust
Statements of Assets and Liabilities — June 30, 2006 (Unaudited)

		Total Stock
Assets	Small Cap Index	Market Index

Investments, at value	$429,672,914	$401,999,620
Securities loaned, at value (Note 2)	100,524,080	54,850,159
Repurchase agreements, at value	—	4,990,000
Cash	291,810	7,832
Receivable for investments sold	63,787,954	23,715
Receivable for shares sold	354,780	200
Dividends and interest receivable	484,311	433,976
Receivable for futures variation margin	—	8,122
Other assets	4,923	5,344
Total assets	595,120,772	462,318,968

Liabilities

Payable for investments purchased	88,639,485	—
Payable for shares repurchased	125,434	477,814
Payable upon return of securities loaned	103,237,988	56,260,079
Payable to affiliates
Fund administration expenses	141	—
Other payables and accrued expenses	43,739	49,212
Total liabilities	192,046,787	56,787,105

Net assets

Capital paid-in	329,834,980	348,887,185
Accumulated undistributed net realized gain (loss) on investments and
futures contracts	23,544,482	(3,407,218)
Unrealized appreciation (depreciation) on investments and futures contracts	47,735,262	57,339,877
Undistributed net investment income (loss)	1,959,261	2,712,019
Net assets	$403,073,985	$405,531,863
Investments, including repurchase agreements, at cost	$482,807,417	$404,697,432

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$217,160,931	$210,490,744
Shares outstanding	13,963,378	17,892,840
Net asset value per share (net assets ÷ shares outstanding)	$15.55	$11.76
Series II
Net assets	$51,295,736	$37,403,978
Shares outstanding	3,309,779	3,191,478
Net asset value per share (net assets ÷ shares outstanding)	$15.50	$11.72
Series III
Net assets	$474,847	$226,665
Shares outstanding	30,734	19,395
Net asset value per share (net assets ÷ shares outstanding)	$15.45	$11.69
Series NAV
Net assets	$134,142,471	$157,410,476
Shares outstanding	8,619,240	13,379,371
Net asset value per share (net assets ÷ shares outstanding)	$15.56	$11.77

The accompanying notes are an integral part of the financial statements. 11

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

Investment income	500 Index	500 Index B	Bond Index A	Bond Index B

Dividends	$13,187,246	$10,392,186	—	—
Interest	458,372	234,197	$959,466	$4,467,780
Securities lending	23,168	13,293	—	34,414
Total investment income	13,668,786	10,639,676	959,466	4,502,194

Expenses

Investment management fees (Note 3)	3,279,983	2,564,356	98,400	405,822
Series I distribution and service fees (Note 3)	273,858	—	9,534	—
Series II distribution and service fees (Note 3)	153,356	—	—	—
Series III distribution and service fees (Note 3)	8,372	—	—	—
Transfer agent fees for Series III (Note 3)	8,074	—	—	—
Blue sky fees for Series III (Note 3)	1,017	—	—	—
Fund administration fees (Note 3)	65,521	49,846	2,372	7,798
Audit and legal fees	22,794	19,149	11,332	11,517
Printing and postage fees	70,549	53,671	4,454	8,396
Custodian fees	7,955	7,158	3,627	5,329
Trustees’ fees (Note 4)	12,780	9,722	911	1,521
Registration and filing fees	11,084	8,432	401	1,319
Miscellaneous	11,564	15,279	2,718	4,357
Total expenses	3,926,907	2,727,613	133,749	446,059
Less expense reductions (Note 3)	(26,854)	(1,347,417)	(11,747)	(230,196)
Net expenses	3,900,053	1,380,196	122,002	215,863
Net investment income (loss)	9,768,733	9,259,480	837,464	4,286,331

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,789,227)	(2,658,180)	(358,132)	(1,500,760)
Futures contracts	(381,787)	238,123	—	—
Change in net unrealized appreciation (depreciation) of
Investments	37,772,095	21,535,275	(953,679)	(4,208,644)
Futures contracts	714,135	500,944	—	—
Net realized and unrealized gain (loss)	35,315,216	19,616,162	(1,311,811)	(5,709,404)

Increase (decrease) in net assets from operations	$45,083,949	$28,875,642	($474,347)	($1,423,073)

The accompanying notes are an integral part of the financial statements. 12

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

		International	International
Investment income	Index Allocation[a]	Equity Index A	Equity Index B	Mid Cap Index

Dividends	—	$3,680,578	$7,332,740	$2,964,625
Interest	—	231,581	336,761	528,248
Securities lending	—	96,138	120,088	43,261
Income distributions received from affiliated underlying funds	$75,844	—	—	—
Less foreign taxes withheld	—	(301,451)	(626,137)	—
Total investment income	75,844	3,706,846	7,163,452	3,536,134

Expenses

Investment management fees (Note 3)	3,114	531,511	1,115,134	1,009,077
Series I distribution and service fees (Note 3)	—	39,143	—	59,077
Series II distribution and service fees (Note 3	15,568	50,351	—	80,117
Series III distribution and service fees (Note 3)	—	102	—	2,437
Transfer agent fees for Series III (Note 3)	—	—	—	2,465
Blue sky fees for Series III (Note 3)	—	1,090	—	716
Fund administration fees (Note 3)	541	8,798	19,239	18,235
Audit and legal fees	11,000	12,098	13,594	14,211
Printing and postage fees	751	9,473	20,716	19,634
Custodian fees	3,524	4,225	3,717	5,867
Trustees’ fees (Note 4)	145	1,716	3,753	3,557
Registration and filing fees	91	1,488	3,255	3,085
Miscellaneous	26	1,028	3,566	2,673
Total expenses	34,760	661,023	1,182,974	1,221,151
Less expense reductions (Note 3)	(17,738)	(1,389)	(473,966)	(3,181)
Net expenses	17,022	659,634	709,008	1,217,970
Net investment income (loss)	58,822	3,047,212	6,454,444	2,318,164

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(365)	2,484,667	31,761,309	11,082,892
Futures contracts	—	(175,112)	632,284	(1,143,018)
Foreign currency transactions	—	178,034	542,479	—
Capital gain distributions received from affiliated underlying funds	104,859	—	—	—
Change in net unrealized appreciation (depreciation) of
Investments	(368,518)	8,367,304	4,015,502	(2,997,036)
Futures contracts	—	299,241	188,255	425,701
Translation of assets and liabilities in foreign currencies	—	127,600	144,097	—
Net realized and unrealized gain (loss)	(264,024)	11,281,734	37,283,926	7,368,539

Increase (decrease) in net assets from operations	($205,202)	$14,328,946	$43,738,370	$9,686,703

a Period from 2-10-06 (commencement of operations) to 6-30-06.

The accompanying notes are an integral part of the financial statements. 13

John Hancock Trust
Statements of Operations — for the six months ended June 30, 2006 (Unaudited)

		Total Stock
Investment income	Small Cap Index	Market Index

Dividends	$2,218,643	$3,503,663
Interest	641,862	317,610
Securities lending	200,015	59,703
Less foreign taxes withheld	(955)	(508)
Total investment income	3,059,565	3,880,468

Expenses

Investment management fees (Note 3)	913,742	998,488
Series I distribution and service fees (Note 3)	52,294	51,751
Series II distribution and service fees (Note 3)	67,538	47,615
Series III distribution and service fees (Note 3)	2,380	935
Transfer agent fees for Series III (Note 3)	2,313	928
Blue sky fees for Series III (Note 3)	732	678
Fund administration fees (Note 3)	16,803	18,534
Audit and legal fees	13,951	14,266
Printing and postage fees	18,092	19,956
Custodian fees	5,794	5,848
Trustees’ fees (Note 4)	3,277	3,615
Registration and filing fees	2,842	3,135
Miscellaneous	3,393	3,974
Total expenses	1,103,151	1,169,723
Less expense reductions (Note 3)	(3,045)	(1,606)
Net expenses	1,100,106	1,168,117
Net investment income (loss)	1,959,459	2,712,351

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	23,983,549	1,668,047
Futures contracts	(221,822)	(88,880)
Change in net unrealized appreciation (depreciation) of
Investments	(1,838,809)	8,645,877
Futures contracts	778,124	494,778
Net realized and unrealized gain (loss)	22,701,042	10,719,822

Increase (decrease) in net assets from operations	$24,660,501	$13,432,173

The accompanying notes are an integral part of the financial statements. 14

John Hancock Trust

Statements of Changes in Net Assets

	500 Index		500 Index B		Bond Index A
	Six months		Six months		Six months
	ended 6-30-06	Year ended	ended 6-30-06	Year ended	ended 6-30-06
Increase (decrease) in net assets	(Unaudited)	12-31-05[l]	(Unaudited)	12-31-05	(Unaudited)[i]

From operations
Net investment income (loss)	$9,768,733	$16,579,570	$9,259,480	$16,786,794	$837,464
Net realized gain (loss)	(3,171,014)	(7,008,580)	(2,420,057)	(7,692,016)	(358,132)
Change in net unrealized appreciation (depreciation)	38,486,230	51,801,075	22,036,219	52,851,928	(953,679)
Increase (decrease) in net assets resulting
from operations	45,083,949	61,372,065	28,875,642	61,946,706	(474,347)
Distributions to shareholders
From net investment income
Series I	(10,433,522)	(16,877,805)	—	—	—
Series II	(964,264)	(1,895,421)	—	—	—
Series III	(29,867)	(40,051)	—	—	—
Series NAV	(3,000,102)	—	(12,737,525)	(3,950,357)	—
From net realized gain
Series NAV	—	—	—	(13,335,129)	—
	(14,427,755)	(18,813,277)	(12,737,525)	(17,285,486)	—
From Fund share transactions	(314,151,492)	180,958,538	(51,727,784)	223,777,968	61,468,958

Net assets

Beginning of period	1,486,868,352	1,263,351,026	1,110,187,750	841,748,562	—
End of period	$1,203,373,054	$1,486,868,352	$1,074,598,083	$1,110,187,750	$60,994,611
Undistributed net investment income (loss)	$9,767,697	$14,426,719	$9,259,076	$12,737,121	$837,464

	Bond Index B			Index Allocation	International Equity Index
	Six months			Six months
	ended 6-30-06	Year ended		ended 6-30-06[i]	1-1-05 to
Increase (decrease) in net assets	(Unaudited)	12-31-05		(Unaudited)	4-29-05[a,c]

From operations
Net investment income (loss)	$4,286,331	$8,658,786		$58,822	$3,082,380
Net realized gain (loss)	(1,500,760)	(163,620)		104,494	4,270,019
Change in net unrealized appreciation (depreciation)	(4,208,644)	(3,959,515)		(368,518)	(14,160,935)
Increase (decrease) in net assets resulting
from operations	(1,423,073)	4,535,651		(205,202)	(6,808,536)
Distributions to shareholders
From net investment income
Series I	—	—		—	(845,861)
Series II	—	—		(75,844)	(213,107)
Series NAV	(6,113,891)	(3,081,961)		—	(2,679,621)
From net realized gain
Series I	—	—		—	(8,130,484)
Series II	—	—		(104,859)	(2,424,805)
Series NAV	—	—		—	(19,509,037)
	(6,113,891)	(3,081,961)		(180,703)	(33,802,915)
From Fund share transactions	(8,325,967)	(21,842,441)		38,339,299	(261,949,915)

Net assets

Beginning of period	181,546,531	201,935,282		—	302,561,366
End of period	$165,683,600	$181,546,531		$37,953,394	—
Undistributed net investment income (loss)	$4,286,228	$6,113,788		$87,837	($363,798)

a Effective after the close of business on 4-29-05, International Equity Index, formerly a series of John Hancock Variable Series Trust I, reorganized into a separate Portfolio of John Hancock Trust:
International Equity Index A. See Note 1 to the financial statements.
c In accordance with the taxable reorganization, the cost basis of the former John Hancock Variable Series Trust I was restated to fair value on the close of business on 4-29-05 in the amount of $30,064,326.
i Period from 2-10-06 (commencement of operations) to 6-30-06.
l Series NAV shares began operations on 10-27-05.

The accompanying notes are an integral part of the financial statements. 15

John Hancock Trust

Statements of Changes in Net Assets

	International Equity Index A		International Equity Index B		Mid Cap Index
	Six months		Six months		Six months
	ended 6-30-06[m]	Period ended	ended 6-30-06	Year ended	ended 6-30-06	Year ended
Increase (decrease) in net assets	(Unaudited)	12-31-05[a,b]	(Unaudited)	12-31-05[a,c]	(Unaudited)	12-31-05[d]

From operations

Net investment income (loss)	$3,047,212	$1,574,030	$6,454,444	$7,451,044	$2,318,164	$2,532,346
Net realized gain (loss)	2,487,589	1,556,749	32,936,072	7,313,606	9,939,874	15,922,038
Change in net unrealized appreciation (depreciation)	8,794,145	20,455,903	4,347,854	35,884,967	(2,571,335)	17,294,487
Increase (decrease) in net assets resulting
from operations	14,328,946	23,586,682	43,738,370	50,649,617	9,686,703	35,748,871
Distributions to shareholders
From net investment income
Series I	(1,296,118)	—	—	(845,861)	(1,474,269)	(1,011,604)
Series II	(266,098)	—	—	(213,107)	(287,622)	(199,708)
Series III	(258)	—	—	—	(4,213)	(4,013)
Series NAV	(16,234)	—	(3,937,348)	(2,679,621)	(583,065)	—
From net realized gain
Series I	(1,312,874)	—	—	(8,130,484)	(10,300,174)	(6,606,021)
Series II	(341,983)	—	—	(2,424,805)	(2,794,778)	(1,998,254)
Series III	(438)	—	—	—	(59,556)	(26,864)
Series NAV	(15,616)	—	(3,850,679)	(19,509,037)	(3,908,867)	—
	(3,249,619)	—	(7,788,027)	(33,802,915)	(19,412,544)	(9,846,464)
From Fund share transactions	53,165,860	131,274,360	(83,894,939)	98,416,223	139,884,394	86,011,633

Net assets

Beginning of period	154,861,042	—	417,824,291	302,561,366	359,210,661	247,296,621
End of period	$219,106,229	$154,861,042	$369,879,695	$417,824,291	$489,369,214	$359,210,661
Undistributed net investment income (loss)	$2,989,046	$1,520,542	$6,235,384	$3,718,288	$2,318,128	$2,349,133

	Small Cap Index		Total Stock Market Index

	Six months		Six months
	ended 6-30-06	Year ended	ended 6-30-06	Year ended
Increase (decrease) in net assets	(Unaudited)	12-31-05[d]	(Unaudited)	12-31-05[d]

From operations
Net investment income (loss)	$1,959,459	$1,947,963	$2,712,351	$4,105,246
Net realized gain (loss)	23,761,727	10,834,140	1,579,167	(1,521,613)
Change in net unrealized appreciation (depreciation)	(1,060,685)	4,198,453	9,140,655	28,873,755
Increase (decrease) in net assets resulting
from operations	24,660,501	16,980,556	13,432,173	31,457,388
Distributions to shareholders
From net investment income
Series I	(1,040,221)	(951,197)	(2,032,638)	(1,971,763)
Series II	(177,981)	(179,108)	(314,668)	(331,096)
Series III	(2,408)	(5,512)	(3,495)	(1,825)
Series NAV	(576,120)	—	(1,660,603)	—
From net realized gain
Series I	(5,620,831)	(6,429,981)	(1,087,298)	—
Series II	(1,456,228)	(1,844,367)	(200,906)	—
Series III	(32,063)	(37,998)	(2,611)	—
Series NAV	(2,915,012)	—	(853,728)	—
	(11,820,864)	(9,448,163)	(6,155,947)	(2,304,684)
From Fund share transactions	54,664,075	93,760,848	(9,532,760)	166,164,183

Net assets

Beginning of period	335,570,273	234,277,032	407,788,397	212,471,510
End of period	$403,073,985	$335,570,273	$405,531,863	$407,788,397
Undistributed net investment income (loss)	$1,959,261	$1,796,531	$2,712,019	$4,011,072

a Effective after the close of business on 4-29-05, International Equity Index, formerly a series of John Hancock Variable Series Trust I, reorganized into a separate Portfolio of the John Hancock
Trust: International Equity Index A. See Note 1 to the financial statements.
b Period from 4-30-05 to 12-31-05.
c In accordance with the taxable reorganization, the cost basis of the former John Hancock Variable Series Trust I was restated to fair value on the close of business 4-29-05 in the amount of $30,064,326.
d Series NAV shares began operations on 4-29-05.
m Series NAV shares began operations on 2-10-06.

The accompanying notes are an integral part of the financial statements. 16

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

500 Index

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value, beginning of period	$10.80	$10.52	$9.63	$7.60	$9.81	$11.28		$10.74	$10.46	$9.59	$7.59	$9.68
Net investment income (loss)[h]	0.08	0.14	0.14	0.10	0.09	0.09		0.07	0.11	0.13	0.09	0.08
Net realized and unrealized gain
(loss) on investments	0.19	0.30	0.84	2.01	(2.30)	(1.48)		0.19	0.31	0.82	1.99	(2.17)
Total from investment operations	0.27	0.44	0.98	2.11	(2.21)	(1.39)		0.26	0.42	0.95	2.08	(2.09)
Less distributions
From net investment income	(0.11)	(0.16)	(0.09)	(0.08)	—[j]	(0.08)		(0.09)	(0.14)	(0.08)	(0.08)	—[j]
	(0.11)	(0.16)	(0.09)	(0.08)	—[j]	(0.08)		(0.09)	(0.14)	(0.08)	(0.08)	—[j]
Net asset value,
end of period	$10.96	$10.80	$10.52	$9.63	$7.60	$9.81		$10.91	$10.74	$10.46	$9.59	$7.59
Total return (%)[k]	2.45[l,m]	4.29	10.26	28.01	(22.53)	(12.37)[m]		2.39[l,m]	4.12	10.00	27.76	(21.59)[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$1,075	$1,097	$1,115	$980	$678	$773		$114	$129	$146	$116	$38
Ratio of net expenses
to average net assets (%)	0.54[r]	0.56	0.56	0.57	0.57	0.57[r]		0.74[r]	0.76	0.76	0.77	0.77[r]
Ratio of gross expenses
to average net assets (%)	0.54[p,r]	0.56	0.56	0.57	0.57	0.57[r]		0.74[p,r]	0.76	0.76	0.77	0.77[r]
Ratio of net investment income
(loss) to average net assets (%)	1.41[r]	1.31	1.47	1.22	1.05	0.84[r]		1.21[r]	1.11	1.29	1.02	1.12[r]
Portfolio turnover (%)	3[m]	11	4	1	6	1		3[m]	11	4	1	6

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b] 12-31-05[a]

Per share operating performance

Net asset value, beginning of period			$10.75	$10.49	$9.63	$8.87					$10.80	$10.28
Net investment income (loss)[h]			0.06	0.10	0.14	0.03					0.08	0.03
Net realized and unrealized gain
(loss) on investments			0.18	0.31	0.82	0.73					0.04	0.49
Total from investment operations			0.24	0.41	0.96	0.76					0.12	0.52
Less distributions
From net investment income			(0.07)	(0.15)	(0.10)	—					(0.11)	—
			(0.07)	(0.15)	(0.10)	—					(0.11)	—
Net asset value, end of period			$10.92	$10.75	$10.49	$9.63					$10.81	$10.80
Total return (%)[k]			2.26[l,m]	4.03[l]	10.07[l]	8.57[l,m]					1.08[l,m]	5.06[m]
Ratios and supplemental data

Net assets, end of period (in millions)			$1	$4	$3	—[n]					$13	$256
Ratio of net expenses
to average net assets (%)			0.89[r]	0.91	0.91	0.92[r]					0.49[r]	0.52[r]
Ratio of gross expenses
to average net assets (%)			1.33[p,r]	1.43[p]	2.45[p]	11.12[p,r]					0.51[p,r]	0.52[r]
Ratio of net investment income
(loss) to average net assets (%)			1.06[r]	0.98	1.46	1.09[r]					1.33[r]	1.80[r]
Portfolio turnover (%)			3[m]	11	4	1					3[m]	11

a Series II, Series III and Series NAV shares began operations on 1-28-02, 9-05-03 and 10-27-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
j Less than $0.01 per share.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the periods shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 17

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

500 Index B

	Series NAV
Period ended	6-30-06[b]	12-31-05[f]	12-31-04[g]	12-31-03[e,g] 12-31-02[g]		12-31-01[g]

Per share operating performance

Net asset value, beginning of period	$15.87	$15.42	$14.18	$11.36	$14.85	$17.64
Net investment income (loss)	0.14[h]	0.25[h]	0.27	0.20	0.16	0.19
Net realized and unrealized gain
(loss) on investments	0.28	0.46	1.23	3.00	(3.48)	(2.30)
Total from investment operations	0.42	0.71	1.50	3.20	(3.32)	(2.11)
Less distributions
From net investment income	(0.19)	(0.07)	(0.26)	(0.37)	(0.11)	(0.19)
From net realized gain	—	(0.19)	—	—	(0.06)	(0.49)
From capital paid-in	—	—	—	(0.01)	—	—
	(0.19)	(0.26)	(0.26)	(0.38)	(0.17)	(0.68)
Net asset value,
end of period	16.10	$15.87	$15.42	$14.18	$11.36	$14.85
Total return (%)[k]	2.62[l,m]	4.65[l]	10.70	28.42	(22.31)	(11.98)
Ratios and supplemental data

Net assets, end of period (in millions)	$1,075	$1,110	$842	$682	$466	$539
Ratio of net expenses
to average net assets (%)	0.25[r]	0.24	0.22	0.21	0.23	0.20
Ratio of gross expenses
to average net assets (%)	0.49[p,r]	0.43[p]	0.22	0.21	0.23	0.20
Ratio of net investment income
(loss) to average net assets (%)	1.68[r]	1.65	1.85	1.59	1.39	1.20
Portfolio turnover (%)	3[m]	13[x]	14	5	11	18[x]

b Unaudited.
e Certain amounts have been reclassified to permit comparison.
f Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST”) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.
g Audited by previous auditor.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
x Excludes merger activity.

The accompanying notes are an integral part of the financial statements. 18

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Bond Index A

Series I		Series NAV
Period ended	6-30-06[a,b]		6-30-06[a,b]

Per share operating performance

Net asset value, beginning of period	$12.50		$12.50
Net investment income (loss)[h]	0.19		0.20
Net realized and unrealized gain
(loss) on investments	(0.31)		(0.30)
Total from investment operations	(0.12)		(0.10)
Net asset value,
end of period	$12.39		$12.40
Total return (%)[l]	(0.88)[m]		(0.80)[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$50		$11
Ratio of net expenses
to average net assets (%)	0.58[r]		0.53[r]
Ratio of gross expenses
to average net assets (%)[p]	0.63[r]		0.68[r]
Ratio of net investment income
(loss) to average net assets (%)	3.94[r]		4.27[r]
Portfolio turnover (%)	33[m]		33[m]

a Series I and Series NAV shares began operations on 2-10-06.
b Unaudited.
h Based on the average of the shares outstanding.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 19

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Bond Index B

	Series NAV
Period ended	6-30-06[b]	12-31-05[f]	12-31-04[g]	12-31-03[e,g] 12-31-02[g]		12-31-01[g]

Per share operating performance

Net asset value, beginning of period	$10.13	$10.05	$10.13	$10.30	$9.89	$9.74
Net investment income (loss)	0.24[h]	0.46[h]	0.46	0.48	0.54	0.57
Net realized and unrealized gain
(loss) on investments	(0.33)	(0.22)	(0.06)	(0.12)	0.42	0.17
Total from investment operations	(0.09)	0.24	0.40	0.36	0.96	0.74
Less distributions
From net investment income	(0.35)	(0.16)	(0.46)	(0.45)	(0.53)	(0.58)
From net realized gain	—	—	(0.02)	(0.05)	(0.01)	(0.01)
From capital paid-in	—	—	—[j]	(0.03)	(0.01)	—
	(0.35)	(0.16)	(0.48)	(0.53)	(0.55)	(0.59)
Net asset value,
end of period	$9.69	$10.13	$10.05	$10.13	$10.30	$9.89
Total return (%)[k]	(0.85)[l,m]	2.39[l]	4.05[l]	3.60	9.95[l]	7.76[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$166	$182	$202	$216	$208	$129
Ratio of net expenses
to average net assets (%)	0.25[r]	0.25	0.25	0.24	0.22	0.24[r]
Ratio of gross expenses
to average net assets (%)	0.52[p,r]	0.42[p]	0.27[p]	0.24	0.25[p]	0.24[r]
Ratio of net investment income
(loss) to average net assets (%)	4.96[r]	4.55	4.56	4.73	5.30	5.77[r,u]
Portfolio turnover (%)	24[m]	18	18	40	57	69

b Unaudited.
e Certain amounts have been reclassified to permit comparison.
f Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.
g Audited by previous auditor.
h Based on the average of the shares outstanding.
j Less than $0.01.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
u Had the Portfolio not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 6.37% for the year ended 12-31-01.

The accompanying notes are an integral part of the financial statements. 20

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Index Allocation

Series II
Period ended	6-30-06[a,b]

Per share operating performance

Net asset value, beginning of period	$12.50
Net investment income (loss)[h,v]	0.04
Net realized and unrealized gain
(loss) on investments	(0.04)
Total from investment operations	—
Less distributions
From net investment income	(0.07)
From net realized gain	(0.10)
(0.17)
Net asset value,
end of period	$12.33
Total return (%)[k]	0.02[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)	$38
Ratio of net expenses
to average net assets (%)[q]	0.27[r]
Ratio of gross expenses
to average net assets (%)[q]	0.55[p,r]
Ratio of net investment income
(loss) to average net assets (%)[v]	0.94[r]
Portfolio turnover (%)	—[m,s]

a Series II shares began operations on 2-10-06.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
q Does not include expenses of the investment companies in which the Portfolio invests.
r Annualized.
s Less than 0.01% .
v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of the financial statements. 21

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

International Equity Index A

Series I					Series II
Period ended	6-30-06[b]	12-31-05[c,f]	4-29-05[b,f]	12-31-04[a,g]		6-30-06[b]	12-31-05[c,f]	4-29-05[b,f] 12-31-04[a,g]

Per share operating performance

Net asset value, beginning of period	$17.09	$14.42	$16.33	$13.89		$17.06	$14.41	$16.31	$13.89
Net investment income (loss)	0.28[h]	0.19[h]	0.14[h]	0.13		0.26[h]	0.17[h]	0.13[h]	0.12
Net realized and unrealized gain
(loss) on investments	1.29	2.48	(0.46)	2.41		1.28	2.48	(0.46)	2.40
Total from investment operations	1.57	2.67	(0.32)	2.54		1.54	2.65	(0.33)	2.52
Less distributions
From net investment income	(0.15)	—	(0.15)	(0.10)		(0.12)	—	0.13	(0.10)
From net realized gain	(0.15)	—	(1.44)	—		(0.15)	—	(1.44)	—
	(0.30)	—	(1.59)	(0.10)		(0.27)	—	(1.57)	(0.10)
Net asset value, end of period	$18.36	$17.09	$14.42	$16.33		$18.33	$17.06	$14.41	$16.31
Total return (%)[k]	9.16[l,m]	18.52[l,m]	(1.97)[m]	18.45[m]		8.99[l,m]	18.39[l,m]	(2.03)[m]	18.29[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$173	$121	$90	$77		$41	$34	$27	$26
Ratio of net expenses
to average net assets (%)	0.62[r]	0.64[r]	0.64[r]	0.72[r]		0.82[r]	0.84[r]	0.84[r]	0.91[r]
Ratio of gross expenses
to average net assets (%)	0.62[p,r]	0.79[p,r]	0.64[r]	0.72[r]		0.83[p,r]	0.98[p,r]	0.84[r]	0.91[p,r]
Ratio of net investment income
(loss) to average net assets (%)	3.11[r]	1.78[r]	$2.71[r]	1.40[r]		2.86[r]	1.59[r]	2.46[r]	1.04[r]
Portfolio turnover (%)	7[m]	7[m]	9[m]	20[m,x]		7[m]	7[m]	9[m]	20[m,x]

Series III					Series NAV
Period ended			6-30-06	12-31-05[a]					6-30-06[a]

Per share operating performance

Net asset value, beginning of period			$17.08	$14.39					$17.95
Net investment income (loss)[h]			0.25	0.28					0.27
Net realized and unrealized gain
(loss) on investments			1.29	2.41					0.42
Total from investment operations			1.54	2.69					0.69
Less distributions
From net investment income			(0.09)	—					(0.16)
From net realized gain			(0.15)	—					(0.15)
			(0.24)	—					(0.31)
Net asset value, end of period			$18.38	$17.08					$18.33
Total return (%)[k,l]			8.99[l,m]	18.69[m]					3.80[l,m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	—[n]					$6
Ratio of net expenses
to average net assets (%)			0.97[r]	1.02[r]					0.57[r]
Ratio of gross expenses
to average net assets (%)[p]			5.29[p,r]	5.48[r]					0.48[p,r]
Ratio of net investment income
(loss) to average net assets (%)			2.69[r]	2.98[r]					3.85[r]
Portfolio turnover (%)			7[m]	7[m]					7[m]

a Series I, Series II, Series III and Series NAV shares began operations on 5-3-04, 5-3-04, 4-29-05 and 2-10-06, respectively.
b Period from 1-1-05 to 4-29-05.
c Period from 4-30-05 to 12-31-05.
f Effective after the close of business on 4-29-05, International Equity Index, formerly a series of the John Hancock Variable Series Trust, reorganized into a separate portfolio of John Hancock Trust:
International Equity Index A. See note 1 to the financial statements.
g Audited by previous auditors.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment and does not reflect the effect of sales charges.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.
x Excludes merger activity.

The accompanying notes are an integral part of the financial statements. 22

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

International Equity Index B

	Series NAV
Period ended	6-30-06[b]	12-31-05[f]	12-31-04[g]	12-31-03[g]	12-31-02[g]	12-31-01[g]

Per share operating performance

Net asset value, beginning of period	$16.99	$16.25	$13.82	$10.05	$12.07	$15.39
Net investment income (loss)	0.28[h]	0.33[h]	0.31	0.24	0.21	0.22
Net realized and unrealized gain
(loss) on investments	1.33	2.05	2.44	3.91	(2.02)	(3.32)
Total from investment operations	1.61	2.38	2.75	4.15	(1.81)	(3.10)
Less distributions
From net investment income	(0.16)	(0.20)	(0.32)	(0.34)	(0.21)	(0.17)
From net realized gain	(0.16)	(1.44)	—	—	—	—
From capital paid-in	—	—	—	(0.04)	—	(0.05)
	(0.32)	(1.64)	(0.32)	(0.38)	(0.21)	(0.22)
Net asset value,
end of period	$18.28	$16.99	$16.25	$13.82	$10.05	$12.07
Total return (%)[k,l]	9.45	16.56	20.24	41.99	(15.18)	(20.30)
Ratios and supplemental data

Net assets, end of period (in millions)	$370	$418	$200	$159	$99	$122
Ratio of net expenses
to average net assets (%)	0.34[r]	0.34	0.30	0.27	0.28	0.27
Ratio of gross expenses
to average net assets (%)[p]	0.57[p,r]	0.61	0.38	0.42	0.46	0.40
Ratio of net investment income
(loss) to average net assets (%)	0.03[r]	2.56	2.13	2.13	1.85	1.66
Portfolio turnover (%)	14[m]	9	20	38	18	8

b Unaudited.
e Certain amounts have been reclassified to permit comparison.
f The financial highlights presented are for the year ended 12-31-05 after taking into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05. See
Note 1 of the financial statements.
g Audited by previous auditor.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 23

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Mid Cap Index

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value, beginning of period	$18.05	$16.78	$14.56	$10.82	$12.82	$13.11		$17.98	$16.72	$14.52	$10.81	$12.80
Net investment income (loss)[h]	0.10	0.16	0.09	0.08	0.07	0.11		0.08	0.13	0.06	0.05	0.05
Net realized and unrealized gain
(loss) on investments	0.63	1.77	2.21	3.66	(2.01)	(0.32)		0.62	1.76	2.21	3.66	(1.98)
Total from investment operations	0.73	1.93	2.30	3.74	(1.94)	(0.21)		0.70	1.89	2.27	3.71	(1.93)
Less distributions
From net investment income	(0.12)	(0.09)	(0.06)	—	(0.06)	(0.08)		(0.08)	(0.06)	(0.05)	—	(0.06)
From net realized gain	(0.82)	(0.57)	(0.02)	—	—	—		(0.82)	(0.57)	(0.02)	—	—
	(0.94)	(0.66)	(0.08)	—	(0.06)	(0.08)		(0.90)	(0.63)	(0.07)	—	(0.06)
Net asset value,
end of period	$17.85	$18.05	$16.78	$14.56	$10.82	$12.82		$17.78	$17.98	$16.72	$14.52	$10.81
Total return (%)[k]	3.95[m]	12.02	15.83	34.57	(15.16)	(1.73)[m]		3.78[m]	11.79	15.65	34.32	(15.07)[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$238	$220	$187	$145	$87	$58		$60	$63	$59	$43	$13
Ratio of net expenses
to average net assets (%)	0.56[r]	0.57	0.57	0.58	0.58	0.60[r]		0.76[r]	0.77	0.77	0.78	0.78[r]
Ratio of net investment income
(loss) to average net assets (%)	1.10[r]	0.95	0.63	0.62	0.58	0.85[r]		0.89[r]	0.74	0.43	0.42	0.42[r]
Portfolio turnover (%)	9[m]	19	16	8	20	19		9[m]	19	16	8	20

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b] 12-31-05[a]

Per share operating performance

Net asset value, beginning of period			$17.94	$16.74	$14.56	$13.31					$18.06	$15.40
Net investment income (loss)[h]			0.07	0.10	0.04	0.04					0.11	0.12
Net realized and unrealized gain
(loss) on investments			0.62	1.76	2.23	1.21					0.62	2.54
Total from investment operations			0.69	1.86	2.27	1.25					0.73	2.66
Less distributions
From net investment income			(0.06)	(0.09)	(0.07)	—					(0.12)	—
From net realized gain			(0.82)	(0.57)	(0.02)	—					(0.82)	—
			(0.88)	(0.66)	(0.09)	—					(0.94)	—
Net asset value, end of period			$17.75	$17.94	$16.74	$14.56					$17.85	$18.06
Total return (%)[k]			$3.70[l,m]	11.61[l]	15.66[l]	9.39[l,m]					3.92[m]	17.27[m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	$1	$1	—[n]					$191	$74
Ratio of net expenses
to average net assets (%)			0.91[r]	0.93	0.92	0.93[r]					0.51[r]	0.54[r]
Ratio of gross expenses
to average net assets (%)			1.43[p,r]	1.53[p]	1.67[p]	128.76[p,r]					0.51[r]	0.54[r]
Ratio of net investment income
(loss) to average net assets (%)			0.71[r]	0.60	0.29	0.88[r]					1.27[r]	1.01[r]
Portfolio turnover (%)			9[m]	19	16	8					9[m]	19

a Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 24

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Small Cap Index

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value, beginning of period	$14.89	$14.97	$12.80	$8.78	$11.28	$11.29		$14.83	$14.91	$12.76	$8.78	$11.07
Net investment income (loss)[h]	0.08	0.11	0.09	0.06	0.10	0.20		0.07	0.08	0.07	0.04	0.07
Net realized and unrealized gain
(loss) on investments	1.09	0.41	2.12	3.96	(2.52)	(0.03)		1.10	0.41	2.11	3.94	(2.28)
Total from investment operations	1.17	0.52	2.21	4.02	(2.42)	0.17		1.17	0.49	2.18	3.98	(2.21)
Less distributions
From net investment income	(0.08)	(0.08)	(0.04)	—	(0.08)	(0.18)		(0.08)	(0.05)	(0.03)	—	(0.08)
From net realized gain	(0.43)	(0.52)	—	—	—	—		(0.43)	(0.52)	—	—	—
	(0.51)	(0.60)	(0.04)	—	(0.08)	(0.18)		(0.51)	(0.57)	(0.03)	—	(0.08)
Net asset value,
end of period	$15.55	$14.89	$14.97	$12.80	$8.78	$11.28		$15.50	$14.83	$14.91	$12.76	$8.78
Total return (%)[k]	7.77[m]	3.89	17.33	45.79	(21.47)	1.50		7.69[m]	3.70	17.13	45.33	(19.95)[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$217	$189	$179	$137	$59	$50		$51	$52	$54	$38	$10
Ratio of net expenses
to average net assets (%)	0.57[r]	0.57	0.57	0.58	0.59	0.60		0.77[r]	0.77	0.77	0.78	0.79[r]
Ratio of net investment income
(loss) to average net assets (%)	1.05[r]	0.76	0.69	0.61	1.05	1.87		0.84[r]	0.55	0.49	0.39	0.87[r]
Portfolio turnover (%)	23[m]	29	26	36	57	32		23[m]	29	26	36	57

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b] 12-31-05[a]

Per share operating performance

Net asset value, beginning of period			$14.78	$14.91	$12.80	$11.77					$14.90	$12.77
Net investment income (loss)[h]			0.05	0.06	0.08	0.01					0.09	0.09
Net realized and unrealized gain
(loss) on investments			1.13	0.41	2.08	1.02					1.08	2.04
Total from investment operations			1.18	0.47	2.16	1.03					1.17	2.13
Less distributions
From net investment income			(0.08)	(0.08)	(0.05)	—					(0.08)	—
From net realized gain			(0.43)	(0.52)	—	—					(0.43)	—
			(0.51)	(0.60)	(0.05)	—					(0.51)	—
Net asset value, end of period			$15.45	$14.78	$14.91	$12.80					$15.56	$14.90
Total return (%)[k]			7.58[l,m]	3.55[l]	16.94[l]	8.75[l,m]					7.80[m]	16.68[m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	$1	$1	—[n]					$134	$93
Ratio of net expenses
to average net assets (%)			0.92[r]	0.92	0.92	0.93[r]					0.52[r]	0.53[r]
Ratio of gross expenses
to average net assets (%)			1.42[p,r]	1.58[p]	2.42[p]	16.49[p,r]					0.52[r]	0.53[r]
Ratio of net investment income
(loss) to average net assets (%)			0.64[r]	0.42	0.63	0.18[r]					1.13[r]	0.92[r]
Portfolio turnover (%)			23[m]	29	26	36					23[m]	29

a Series II, Series III and Series NAV began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the periods shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 25

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Total Stock Market Index

	Series I						Series II
Period ended	6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02	12-31-01		6-30-06[b]	12-31-05	12-31-04	12-31-03	12-31-02[a]

Per share operating performance

Net asset value, beginning of period	$11.56	$11.06	$9.96	$7.63	$9.79	$11.14		$11.51	$11.02	$9.93	$7.62	$9.67
Net investment income (loss)[h]	0.08	0.13	0.13	0.09	0.08	0.09		0.07	0.11	0.11	0.07	0.07
Net realized and unrealized gain
(loss) on investments	0.30	0.49	1.03	2.24	(2.16)	(1.36)		0.30	0.48	1.04	2.24	(2.04)
Total from investment operations	0.38	0.62	1.16	2.33	(2.08)	(1.27)		0.37	0.59	1.15	2.31	(1.97)
Less distributions
From net investment income	(0.12)	(0.12)	(0.06)	—	(0.08)	(0.08)		(0.10)	(0.10)	(0.06)	—	(0.08)
From net realized gain	(0.06)	—	—	—	—	—		(0.06)	—	—	—	—
	(0.18)	(0.12)	(0.06)	—	(0.08)	(0.08)		(0.16)	(0.10)	(0.06)	—	(0.08)
Net asset value,
end of period	$11.76	$11.56	$11.06	$9.96	$7.63	$9.79		$11.72	$11.51	$11.02	$9.93	$7.62
Total return (%)[k]	3.26[m]	5.69	11.74	30.54	(21.29)	(11.41)		3.20[m]	5.41	11.60	30.31	(20.36)[m]
Ratios and supplemental data

Net assets, end of period (in millions)	$210	$200	$175	$134	$60	$74		$37	$38	$37	$30	$6
Ratio of net expenses
to average net assets (%)	0.57[r]	0.57	0.57	0.58	0.59	0.59		0.77[r]	0.77	0.77	0.78	0.79[r]
Ratio of net investment income
(loss) to average net assets (%)	1.32[r]	1.20	1.30	1.05	0.96	0.93		1.12[r]	0.99	1.08	0.86	0.98[r]
Portfolio turnover (%)	2[m]	21	5	6	4	5		2[m]	21	5	6	4

	Series III						Series NAV
Period ended			6-30-06[b]	12-31-05	12-31-04	12-31-03[a]					6-30-06[b] 12-31-05[a]

Per share operating performance

Net asset value, beginning of period			$11.48	$11.03	$9.96	$9.17					$11.57	$10.41
Net investment income (loss)[h]			0.06	0.10	0.14	0.03					0.08	0.10
Net realized and unrealized gain
(loss) on investments			0.29	0.48	1.00	0.76					0.30	1.06
Total from investment operations			0.35	0.58	1.14	0.79					0.38	1.16
Less distributions
From net investment income			(0.08)	(0.13)	(0.07)	—					(0.12)	—
From net realized gain			(0.06)	—	—	—					(0.06)	—
			(0.14)	(0.13)	(0.07)	—					(0.18)	—
Net asset value, end of period			$11.69	$11.48	$11.03	$9.96					$11.77	$11.57
Total return (%)[k]			3.09[l,m]	5.36[l]	11.55[l]	8.62[l,m]					3.30[m]	11.14[m]
Ratios and supplemental data

Net assets, end of period (in millions)			—[n]	—[n]	—[n]	—[n]					$157	$170
Ratio of net expenses
to average net assets (%)			0.92[r]	0.92	0.92	0.93[r]					0.52[r]	0.52[r]
Ratio of gross expenses
to average net assets (%)			1.60[p,r]	1.72[p]	14.20[p]	122.81[p,r]					0.52[r]	0.52[r]
Ratio of net investment income
(loss) to average net assets (%)			0.97[r]	0.88	1.41	0.96[r]					1.37[r]	1.30[r]
Portfolio turnover (%)			2[m]	21	5	6					2[m]	21

a Series II, Series III and Series NAV began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b Unaudited.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced during the periods shown.
m Not annualized.
n Less than $500,000.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

The accompanying notes are an integral part of the financial statements. 26

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.15%
Advertising - 0.16%
Omnicom Group, Inc.	17,537	$1,562,371
The Interpublic Group of Companies, Inc. * (a)	44,843	374,439

		1,936,810
Aerospace - 2.03%
Boeing Company	82,193	6,732,429
General Dynamics Corp.	41,496	2,716,328
Goodrich Corp.	12,737	513,174
Lockheed Martin Corp.	36,404	2,611,623
Northrop Grumman Corp.	35,337	2,263,688
Raytheon Company	45,865	2,044,203
Rockwell Collins, Inc.	17,587	982,586
United Technologies Corp.	103,912	6,590,099

		24,454,130
Agriculture - 0.42%
Archer-Daniels-Midland Company	67,273	2,777,029
Monsanto Company	27,814	2,341,661

		5,118,690
Air Travel - 0.10%
Southwest Airlines Company	72,600	1,188,462

Aluminum - 0.24%
Alcoa, Inc.	89,442	2,894,343

Apparel & Textiles - 0.39%
Cintas Corp.	14,174	563,558
Coach, Inc. *	39,571	1,183,173
Jones Apparel Group, Inc.	11,571	367,842
Liz Claiborne, Inc.	10,743	398,136
NIKE, Inc., Class B	19,407	1,571,967
VF Corp.	9,027	613,114

		4,697,790
Auto Parts - 0.24%
AutoZone, Inc. *	5,499	485,012
Genuine Parts Company	17,750	739,465
Johnson Controls, Inc.	20,041	1,647,771

		2,872,248
Auto Services - 0.03%
AutoNation, Inc. *	15,246	326,874

Automobiles - 0.37%
Ford Motor Company (a)	192,838	1,336,367
General Motors Corp. (a)	58,137	1,731,901
PACCAR, Inc.	17,138	1,411,829

		4,480,097
Banking - 6.70%
AmSouth Bancorp.	35,574	940,932
Bank of America Corp.	469,105	22,563,950
Bank of New York Company, Inc.	79,334	2,554,555
BB&T Corp.	56,538	2,351,415
Comerica, Inc.	16,697	868,077
Commerce Bancorp, Inc. (a)	18,934	675,376
Compass Bancshares, Inc.	13,274	738,034

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Fifth Third Bancorp. (a)	57,206	$2,113,762
First Horizon National Corp.	12,667	509,213
Golden West Financial Corp.	26,329	1,953,612
Huntington Bancshares, Inc.	25,213	594,523
KeyCorp	41,549	1,482,468
M&T Bank Corp.	8,113	956,685
Marshall & Ilsley Corp.	23,159	1,059,293
National City Corp.	55,763	2,018,063
North Fork Bancorporation, Inc.	47,819	1,442,699
Northern Trust Corp.	19,052	1,053,576
Regions Financial Corp.	46,887	1,552,897
Sovereign Bancorp, Inc.	38,685	785,683
SunTrust Banks, Inc.	37,379	2,850,523
US Bancorp	182,963	5,649,897
Wachovia Corp.	165,345	8,941,858
Washington Mutual, Inc.	98,760	4,501,481
Wells Fargo Company	172,697	11,584,515
Zions Bancorp.	10,908	850,170

		80,593,257
Biotechnology - 1.07%
Amgen, Inc. *	121,218	7,907,050
Applera Corp.	19,022	615,362
Biogen Idec, Inc. *	35,347	1,637,627
Genzyme Corp. *	26,762	1,633,820
MedImmune, Inc. * (a)	25,571	692,974
Millipore Corp. *	5,466	344,303

		12,831,136
Broadcasting - 0.76%
CBS Corp., Class B	79,408	2,147,986
Clear Channel Communications, Inc.	51,733	1,601,136
News Corp.	243,164	4,663,886
Univision Communications, Inc., Class A *	22,928	768,088

		9,181,096
Building Materials & Construction - 0.17%
American Standard Companies, Inc.	18,186	786,908
Masco Corp.	40,830	1,210,201

		1,997,109
Business Services - 1.64%
Affiliated Computer Services, Inc., Class A *	12,189	629,074
Automatic Data Processing, Inc.	59,248	2,686,897
Cendant Corp.	102,819	1,674,921
Computer Sciences Corp. *	19,306	935,183
Convergys Corp. *	14,404	280,878
Electronic Data Systems Corp.	53,293	1,282,229
Equifax, Inc.	13,217	453,872
First Data Corp.	78,696	3,544,468
Fluor Corp. (a)	9,000	836,370
H & R Block, Inc.	33,760	805,514
Monster Worldwide, Inc. *	13,196	562,941
Moody's Corp.	25,110	1,367,491
NCR Corp. *	18,709	685,498

The accompanying notes are an integral part of the financial statements. 27

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Paychex, Inc.	34,354 $	1,339,119
Pitney Bowes, Inc.	22,818	942,383
R.R. Donnelley & Sons Company	22,214	709,737
Robert Half International, Inc.	17,659	741,678
Unisys Corp. *	35,260	221,433

		19,699,686
Cable and Television - 1.48%
Comcast Corp., Class A *	217,191	7,110,833
E.W. Scripps Company, Class A (a)	8,742	377,130
Time Warner, Inc.	440,180	7,615,114
Viacom, Inc. *	74,119	2,656,425

		17,759,502
Cellular Communications - 1.00%
Motorola, Inc.	253,898	5,116,045
QUALCOMM, Inc.	172,302	6,904,141

		12,020,186
Chemicals - 1.21%
Air Products & Chemicals, Inc.	23,044	1,472,972
Ashland, Inc.	7,305	487,244
Dow Chemical Company	98,859	3,858,467
E.I. Du Pont De Nemours & Company	94,702	3,939,603
Eastman Chemical Company	8,404	453,816
Hercules, Inc. *	11,680	178,237
PPG Industries, Inc.	17,026	1,123,716
Praxair, Inc.	33,215	1,793,610
Rohm & Haas Company	14,940	748,793
Sigma-Aldrich Corp. (a)	6,882	499,908

		14,556,366
Colleges & Universities - 0.06%
Apollo Group, Inc., Class A *	14,386	743,325

Computers & Business Equipment - 4.40%
Apple Computer, Inc. *	87,428	4,993,887
Cisco Systems, Inc. *	627,525	12,255,563
Dell, Inc. *	233,511	5,700,004
EMC Corp. *	243,067	2,666,445
Gateway, Inc. * (a)	27,165	51,614
Hewlett-Packard Company	286,753	9,084,335
International Business Machines Corp.	159,373	12,243,034
Lexmark International, Inc. *	10,826	604,416
Network Appliance, Inc. *	38,462	1,357,709
Parametric Technology Corp. *	11,451	145,542
Sandisk Corp. *	20,079	1,023,627
Sun Microsystems, Inc. *	359,548	1,492,124
Xerox Corp. *	94,395	1,313,034

		52,931,334
Construction & Mining Equipment - 0.13%
National Oilwell, Inc. *	17,986	1,138,873
Rowan Companies, Inc.	11,330	403,235

		1,542,108

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials - 0.13%
Louisiana-Pacific Corp.	10,916	$239,060
Sherwin-Williams Company	11,452	543,741
Vulcan Materials Company	10,342	806,676

		1,589,477
Containers & Glass - 0.13%
Ball Corp.	10,762	398,624
Bemis Company, Inc.	10,776	329,961
Pactiv Corp. *	14,510	359,123
Sealed Air Corp.	8,386	436,743

		1,524,451
Cosmetics & Toiletries - 2.28%
Alberto Culver Company, Class B	7,819	380,942
Avon Products, Inc.	46,287	1,434,897
Colgate-Palmolive Company	52,905	3,169,009
Estee Lauder Companies, Inc., Class A	12,215	472,354
International Flavors & Fragrances, Inc. (a)	8,124	286,290
Kimberly-Clark Corp.	47,260	2,915,942
Procter & Gamble Company	337,319	18,754,936

		27,414,370
Crude Petroleum & Natural Gas - 1.51%
Apache Corp.	33,957	2,317,565
Chesapeake Energy Corp. (a)	39,802	1,204,011
Devon Energy Corp.	45,228	2,732,224
EOG Resources, Inc.	24,936	1,729,062
Marathon Oil Corp.	37,257	3,103,508
Occidental Petroleum Corp.	44,024	4,514,661
Sunoco, Inc.	13,633	944,631
XTO Energy, Inc.	37,431	1,657,070

		18,202,732
Domestic Oil - 0.08%
Murphy Oil Corp.	17,075	953,810
Drugs & Health Care - 0.51%
Wyeth	138,357	6,144,434
Electrical Equipment - 0.48%
American Power Conversion Corp.	17,438	339,867
Cooper Industries, Ltd., Class A	9,499	882,647
Emerson Electric Company	42,194	3,536,279
Molex, Inc. (a)	14,592	489,854
Symbol Technologies, Inc.	26,085	281,457
Tektronix, Inc.	8,598	252,953

		5,783,057
Electrical Utilities - 2.36%
Allegheny Energy, Inc. *	16,791	622,442
Ameren Corp. (a)	21,109	1,066,005
American Electric Power Company, Inc.	40,493	1,386,885
CenterPoint Energy, Inc. (a)	32,008	400,100
CMS Energy Corp. *	22,733	294,165
Consolidated Edison, Inc. (a)	25,265	1,122,777
Constellation Energy Group, Inc.	18,395	1,002,895
Dominion Resources, Inc.	35,726	2,671,948

The accompanying notes are an integral part of the financial statements. 28

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
DTE Energy Company	18,274	$744,483
Edison International	33,492	1,306,188
Entergy Corp.	21,375	1,512,281
Exelon Corp.	68,718	3,905,244
FirstEnergy Corp.	33,906	1,838,044
FPL Group, Inc.	41,556	1,719,587
PG&E Corp. (a)	35,687	1,401,785
Pinnacle West Capital Corp.	10,197	406,962
PPL Corp.	39,113	1,263,350
Public Service Enterprise Group, Inc.	25,850	1,709,202
TECO Energy, Inc.	21,460	320,613
The AES Corp. *	67,672	1,248,549
The Southern Company (a)	76,279	2,444,742

		28,388,247
Electronics - 0.38%
Agilent Technologies, Inc. *	43,772	1,381,444
Harman International Industries, Inc.	6,878	587,175
Jabil Circuit, Inc.	18,304	468,582
L-3 Communications Holdings, Inc.	12,537	945,541
Sanmina-SCI Corp. *	54,772	251,951
Solectron Corp. *	93,999	321,477
Thermo Electron Corp. *	16,826	609,774

		4,565,944
Energy - 0.81%
Duke Energy Corp.	126,950	3,728,522
Progress Energy, Inc.	26,004	1,114,791
Sempra Energy	26,633	1,211,269
TXU Corp.	47,534	2,842,058
Xcel Energy, Inc. (a)	41,682	799,461

		9,696,101
Financial Services - 8.14%
Ameriprise Financial, Inc.	25,121	1,122,155
Bear Stearns Companies, Inc.	12,398	1,736,712
Capital One Financial Corp.	31,151	2,661,853
Charles Schwab Corp.	106,061	1,694,855
CIT Group, Inc.	20,491	1,071,474
Citigroup, Inc.	511,019	24,651,557
Countrywide Financial Corp.	62,460	2,378,477
E*TRADE Financial Corp. *	43,835	1,000,315
Federal Home Loan Mortgage Corp.	71,031	4,049,477
Federal National Mortgage Association	99,496	4,785,758
Federated Investors, Inc., Class B	8,677	273,325
Fiserv, Inc. *	18,060	819,202
Franklin Resources, Inc.	15,767	1,368,733
Goldman Sachs Group, Inc.	44,412	6,680,897
Hugoton Royalty Trust, SBI (a)	1	30
Janus Capital Group, Inc.	21,755	389,414
JPMorgan Chase & Company	357,167	15,001,014
Legg Mason, Inc.	13,574	1,350,884
Lehman Brothers Holdings, Inc.	55,039	3,585,791
Mellon Financial Corp.	42,511	1,463,654

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc.	94,983	$6,607,017
Morgan Stanley	110,103	6,959,611
PNC Financial Services Group, Inc.	30,427	2,135,063
SLM Corp.	42,235	2,235,076
State Street Corp. (c)	34,164	1,984,587
Synovus Financial Corp.	33,176	888,453
T. Rowe Price Group, Inc.	27,300	1,032,213

		97,927,597
Food & Beverages - 3.06%
Campbell Soup Company	19,049	706,908
Coca-Cola Enterprises, Inc.	31,199	635,524
ConAgra Foods, Inc.	53,388	1,180,409
Constellation Brands, Inc., Class A *	20,445	511,125
Dean Foods Company *	13,981	519,953
General Mills, Inc.	36,588	1,890,136
H.J. Heinz Company	34,438	1,419,534
Hershey Foods Corp.	18,257	1,005,413
Kellogg Company	25,067	1,213,995
McCormick & Company, Inc.	13,618	456,884
Pepsi Bottling Group, Inc.	13,785	443,188
PepsiCo, Inc.	169,868	10,198,875
Sara Lee Corp.	78,138	1,251,771
Starbucks Corp. *	78,894	2,979,037
Sysco Corp.	63,582	1,943,066
The Coca-Cola Company	210,681	9,063,497
Tyson Foods, Inc., Class A	25,897	384,829
William Wrigley Jr. Company	22,820	1,035,115

		36,839,259
Forest Products - 0.13%
Weyerhaeuser Company	25,311	1,575,610
Furniture & Fixtures - 0.04%
Leggett & Platt, Inc.	18,740	468,125
Gas & Pipeline Utilities - 0.45%
Dynegy, Inc., Class A *	37,941	207,537
El Paso Corp. (a)	71,517	1,072,755
KeySpan Corp.	17,985	726,594
Kinder Morgan, Inc.	10,714	1,070,222
Nicor, Inc. (a)	4,562	189,323
NiSource, Inc.	28,029	612,153
Peoples Energy Corp. (a)	3,948	141,773
Williams Companies, Inc.	61,179	1,429,141

		5,449,498
Healthcare Products - 3.11%
Bausch & Lomb, Inc. (a)	5,527	271,044
Baxter International, Inc.	67,311	2,474,352
Becton, Dickinson & Company	25,423	1,554,108
Biomet, Inc.	25,295	791,481
Boston Scientific Corp. *	124,900	2,103,316
C.R. Bard, Inc.	10,645	779,853
Fisher Scientific International, Inc. *	12,762	932,264

The accompanying notes are an integral part of the financial statements. 29

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Johnson & Johnson	304,379	$18,238,390
Medtronic, Inc.	124,075	5,821,599
Patterson Companies, Inc. *	14,252	497,822
St. Jude Medical, Inc. *	37,105	1,202,944
Stryker Corp.	30,059	1,265,785
Zimmer Holdings, Inc. *	25,507	1,446,757

		37,379,715
Healthcare Services - 2.00%
Cardinal Health, Inc.	42,935	2,762,009
Coventry Health Care, Inc. *	16,499	906,455
Express Scripts, Inc. *	15,114	1,084,278
HCA, Inc.	41,947	1,810,013
Humana, Inc. *	16,925	908,872
IMS Health, Inc.	20,529	551,204
Laboratory Corp. of America Holdings * (a)	12,819	797,726
McKesson Corp.	31,262	1,478,067
Medco Health Solutions, Inc. *	31,009	1,776,196
Quest Diagnostics, Inc. (a)	16,704	1,000,904
UnitedHealth Group, Inc.	138,464	6,200,418
Wellpoint, Inc. *	65,525	4,768,254

		24,044,396
Holdings Companies/Conglomerates - 3.15%
General Electric Company	1,068,904	35,231,076
Loews Corp.	41,737	1,479,577
Textron, Inc.	13,373	1,232,723

		37,943,376
Homebuilders - 0.24%
Centex Corp.	12,476	627,543
D.R. Horton, Inc.	27,963	666,079
KB Home	7,748	355,246
Lennar Corp., Class A	14,333	635,955
Pulte Homes, Inc.	21,893	630,299

		2,915,122
Hotels & Restaurants - 0.87%
Darden Restaurants, Inc.	13,255	522,247
Hilton Hotels Corp.	34,002	961,577
Marriott International, Inc., Class A	33,613	1,281,328
McDonald's Corp.	128,090	4,303,824
Starwood Hotels & Resorts Worldwide, Inc.	22,331	1,347,452
Wendy's International, Inc.	11,988	698,780
Yum! Brands, Inc.	27,955	1,405,298

		10,520,506
Household Appliances - 0.11%
Black & Decker Corp.	7,812	659,802
Whirlpool Corp.	8,016	662,522

		1,322,324
Household Products - 0.23%
Fortune Brands, Inc.	15,073	1,070,333
Newell Rubbermaid, Inc. (a)	28,454	734,967

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
The Clorox Company	15,508	$945,523

		2,750,823
Industrial Machinery - 1.08%
Caterpillar, Inc.	68,835	5,126,831
Cummins, Inc.	4,774	583,622
Deere & Company	24,113	2,013,194
Dover Corp.	20,959	1,036,003
Ingersoll-Rand Company, Class A	33,822	1,446,905
ITT Industries, Inc.	19,013	941,144
Pall Corp.	12,832	359,296
Parker-Hannifin Corp.	12,368	959,757
W.W. Grainger, Inc.	7,844	590,104

		13,056,856
Insurance - 4.84%
ACE, Ltd.	33,428	1,691,123
Aetna, Inc.	58,285	2,327,320
AFLAC, Inc.	51,256	2,375,716
Allstate Corp.	65,313	3,574,580
Ambac Financial Group, Inc.	10,868	881,395
American International Group, Inc.	267,007	15,766,763
Aon Corp.	32,756	1,140,564
Chubb Corp.	42,651	2,128,285
CIGNA Corp.	12,311	1,212,757
Cincinnati Financial Corp.	17,812	837,342
Genworth Financial, Inc.	37,501	1,306,535
Hartford Financial Services Group, Inc.	31,156	2,635,798
Lincoln National Corp.	29,516	1,665,896
Marsh & McLennan Companies, Inc.	56,478	1,518,693
MBIA, Inc. (a)	13,849	810,859
MetLife, Inc.	77,984	3,993,561
MGIC Investment Corp. (a)	8,988	584,220
Principal Financial Group, Inc. (a)	28,472	1,584,467
Progressive Corp.	80,437	2,068,035
Prudential Financial, Inc.	50,575	3,929,677
SAFECO Corp.	12,253	690,457
St. Paul Travelers Companies, Inc.	71,571	3,190,635
TorchmarK Corp.	10,316	626,387
UnumProvident Corp. (a)	30,779	558,023
XL Capital, Ltd., Class A	18,533	1,136,073

		58,235,161
International Oil - 6.02%
Anadarko Petroleum Corp.	47,134	2,247,820
ChevronTexaco Corp.	227,849	14,140,309
ConocoPhillips	169,678	11,118,999
Exxon Mobil Corp.	621,943	38,156,203
Hess Corp.	24,787	1,309,993
Kerr-McGee Corp.	23,335	1,618,282
Nabors Industries, Ltd. * (a)	31,907	1,078,138
Noble Corp.	14,161	1,053,862
Weatherford International, Ltd. *	35,842	1,778,480

		72,502,086

The accompanying notes are an integral part of the financial statements. 30

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail - 0.39%
Amazon.com, Inc. * (a)	31,786	$1,229,482
eBay, Inc. *	118,861	3,481,439

		4,710,921
Internet Service Provider - 1.09%
Google, Inc., Class A *	21,186	8,883,925
Yahoo!, Inc. *	128,888	4,253,304

		13,137,229
Internet Software - 0.26%
Juniper Networks, Inc. *	58,156	929,914
Symantec Corp. * (a)	106,404	1,653,518
VeriSign, Inc. *	25,199	583,861

		3,167,293
Leisure Time - 1.08%
Brunswick Corp.	9,723	323,290
Carnival Corp.	44,648	1,863,607
Electronic Arts, Inc. *	31,471	1,354,512
Harrah's Entertainment, Inc.	18,991	1,351,779
International Game Technology, Inc.	34,856	1,322,437
Walt Disney Company	225,618	6,768,540

		12,984,165
Life Sciences - 0.06%
PerkinElmer, Inc.	13,016	272,034
Waters Corp. *	10,640	472,416

		744,450
Liquor - 0.38%
Anheuser-Busch Companies, Inc.	79,440	3,621,670
Brown Forman Corp., Class B	8,548	610,755
Molson Coors Brewing Company, Class B (a)	5,921	401,917

		4,634,342
Manufacturing - 1.96%
3M Company	77,500	6,259,675
Danaher Corp.	24,252	1,559,889
Eaton Corp.	15,440	1,164,176
Harley-Davidson, Inc. (a)	27,616	1,515,842
Honeywell International, Inc.	85,108	3,429,852
Illinois Tool Works, Inc.	42,573	2,022,218
Rockwell Automation, Inc.	18,247	1,313,966
Snap-on, Inc. (a)	5,973	241,429
Stanley Works	7,267	343,148
Tyco International, Ltd.	209,353	5,757,207

		23,607,402
Medical-Hospitals - 0.10%
Health Management Associates, Inc., Class A	24,750	487,823
Manor Care, Inc. (a)	8,122	381,084
Tenet Healthcare Corp. * (a)	48,381	337,699

		1,206,606
Mining - 0.43%
Freeport-McMoran Copper & Gold, Inc.,
Class B	19,373	1,073,458
Newmont Mining Corp.	46,145	2,442,455

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining (continued)
Phelps Dodge Corp.	20,951	$1,721,334

		5,237,247
Newspapers - 0.05%
Dow Jones & Company, Inc. (a)	6,075	212,686
The New York Times Company, Class A (a)	14,890	365,400

		578,086
Office Furnishings & Supplies - 0.17%
Avery Dennison Corp.	11,284	655,149
Office Depot, Inc. *	29,575	1,123,850
OfficeMax, Inc.	7,312	297,964

		2,076,963
Paper - 0.28%
International Paper Company	50,672	1,636,706
MeadWestvaco Corp.	18,621	520,085
Plum Creek Timber Company, Inc.	18,949	672,689
Temple-Inland, Inc.	11,358	486,917

		3,316,397
Petroleum Services - 1.90%
Baker Hughes, Inc.	35,029	2,867,124
BJ Services Company	33,048	1,231,369
Halliburton Company (a)	53,062	3,937,731
Schlumberger, Ltd.	121,285	7,896,866
Transocean, Inc. *	33,398	2,682,527
Valero Energy Corp.	63,266	4,208,454

		22,824,071
Pharmaceuticals - 4.86%
Abbott Laboratories	156,888	6,841,886
Allergan, Inc.	15,693	1,683,231
AmerisourceBergen Corp.	21,577	904,508
Barr Pharmaceuticals, Inc. *	10,914	520,489
Bristol-Myers Squibb Company	202,127	5,227,004
Caremark Rx, Inc.	45,479	2,268,038
Eli Lilly & Company	116,172	6,420,826
Forest Laboratories, Inc. *	33,500	1,296,115
Gilead Sciences, Inc. *	46,773	2,767,091
Hospira, Inc. *	16,058	689,530
King Pharmaceuticals, Inc. *	24,898	423,266
Merck & Company, Inc.	224,351	8,173,107
Mylan Laboratories, Inc.	21,611	432,220
Pfizer, Inc.	753,219	17,678,050
Schering-Plough Corp.	152,245	2,897,222
Watson Pharmaceuticals, Inc. *	10,486	244,114

		58,466,697
Photography - 0.06%
Eastman Kodak Company (a)	29,527	702,152
Publishing - 0.37%
Gannett Company, Inc.	24,446	1,367,265
Mcclatchy Company, Class A (a)	3,564	142,995
McGraw-Hill Companies, Inc.	36,780	1,847,459
Meredith Corp.	4,346	215,301

The accompanying notes are an integral part of the financial statements. 31

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing (continued)
Tribune Company	26,442	$857,514

		4,430,534
Railroads & Equipment - 0.65%
Burlington Northern Santa Fe Corp.	37,485	2,970,687
Norfolk Southern Corp.	42,628	2,268,662
Union Pacific Corp.	27,647	2,570,065

		7,809,414
Real Estate - 0.88%
Apartment Investment & Management
Company, Class A, REIT	9,991	434,109
Archstone-Smith Trust, REIT	21,971	1,117,665
Boston Properties, Inc., REIT	9,387	848,585
Equity Office Properties Trust, REIT	37,636	1,374,090
Equity Residential, REIT	29,938	1,339,127
Kimco Realty Corp., REIT	21,751	793,694
ProLogis, REIT	25,182	1,312,486
Public Storage, Inc., REIT (a)	8,507	645,681
Simon Property Group, Inc., REIT	18,844	1,562,921
Vornado Realty Trust, REIT	12,225	1,192,549

		10,620,907
Retail Grocery - 0.37%
Safeway, Inc.	46,268	1,202,968
SUPERVALU, Inc.	21,024	645,436
The Kroger Company	74,369	1,625,706
Whole Foods Market, Inc.	14,400	930,816

		4,404,926
Retail Trade - 4.79%
Bed Bath & Beyond, Inc. *	29,012	962,328
Best Buy Company, Inc.	41,384	2,269,499
Big Lots, Inc. *	11,719	200,160
Circuit City Stores, Inc. (a)	15,478	421,311
Costco Wholesale Corp.	48,440	2,767,377
CVS Corp.	84,128	2,582,730
Dillard's, Inc., Class A (a)	6,354	202,375
Dollar General Corp.	32,047	448,017
Family Dollar Stores, Inc.	15,967	390,074
Federated Department Stores, Inc.	56,868	2,081,369
Gap, Inc.	56,539	983,779
Home Depot, Inc.	212,474	7,604,444
J.C. Penney Company, Inc.	24,140	1,629,691
Kohl's Corp. *	34,996	2,068,964
Limited Brands, Inc.	35,264	902,406
Lowe's Companies, Inc.	79,749	4,838,372
Nordstrom, Inc.	22,137	808,000
RadioShack Corp. (a)	13,910	194,740
Sears Holdings Corp. *	9,970	1,543,755
Staples, Inc.	74,847	1,820,279
Target Corp.	88,754	4,337,408
The TJX Companies, Inc.	46,980	1,073,963
Tiffany & Company	14,457	477,370
Walgreen Company	103,837	4,656,051

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Wal-Mart Stores, Inc.	257,023	$12,380,798

		57,645,260
Sanitary Services - 0.25%
Allied Waste Industries, Inc. * (a)	24,864	282,455
Ecolab, Inc.	18,721	759,698
Waste Management, Inc.	56,036	2,010,572

		3,052,725
Semiconductors - 2.69%
Advanced Micro Devices, Inc. *	49,764	1,215,237
Altera Corp. *	36,934	648,192
Analog Devices, Inc.	37,125	1,193,197
Applied Materials, Inc.	160,750	2,617,010
Broadcom Corp., Class A *	47,085	1,414,904
Freescale Semiconductor, Inc., Class B *	41,710	1,226,274
Intel Corp.	597,959	11,331,323
KLA-Tencor Corp.	20,465	850,730
Linear Technology Corp.	31,212	1,045,290
LSI Logic Corp. * (a)	40,781	364,990
Maxim Integrated Products, Inc.	32,965	1,058,506
Micron Technology, Inc. *	69,503	1,046,715
National Semiconductor Corp.	34,705	827,714
Novellus Systems, Inc. *	13,080	323,076
NVIDIA Corp. *	36,237	771,486
PMC-Sierra, Inc. * (a)	21,225	199,515
QLogic Corp. *	16,574	285,736
Teradyne, Inc. *	20,376	283,838
Texas Instruments, Inc.	160,158	4,851,186
Xilinx, Inc.	35,310	799,771

		32,354,690
Software - 2.77%
Adobe Systems, Inc. *	61,545	1,868,506
Autodesk, Inc. *	23,818	820,768
BMC Software, Inc. *	21,877	522,860
CA, Inc.	46,902	963,836
Citrix Systems, Inc. *	18,724	751,582
Compuware Corp. *	38,791	259,900
Intuit, Inc. *	17,562	1,060,569
Microsoft Corp.	901,824	21,012,499
Novell, Inc. * (a)	34,849	231,049
Oracle Corp. *	400,315	5,800,565

		33,292,134
Steel - 0.27%
Allegheny Technologies, Inc. (a)	8,967	620,875
Nucor Corp.	32,031	1,737,682
United States Steel Corp.	12,840	900,341

		3,258,898
Telecommunications Equipment &
Services - 0.72%
ADC Telecommunications, Inc. * (a)	12,051	203,180
Andrew Corp. *	16,409	145,384

The accompanying notes are an integral part of the financial statements. 32

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Avaya, Inc. *	42,251	$482,506
Ciena Corp. * (a)	60,412	290,582
Citizens Communications Company	33,404	435,922
Comverse Technology, Inc. *	20,765	410,524
Corning, Inc. *	160,109	3,873,037
Embarq Corp. *	15,323	628,096
JDS Uniphase Corp. *	173,196	438,186
Lucent Technologies, Inc. * (a)	460,513	1,114,441
Tellabs, Inc. *	46,062	613,085

		8,634,943
Telephone - 3.19%
ALLTEL Corp.	39,998	2,553,073
AT&T, Inc.	399,661	11,146,545
BellSouth Corp.	185,936	6,730,883
CenturyTel, Inc.	11,940	443,571
Qwest Communications International, Inc. * (a)	160,912	1,301,778
Sprint Corp.	306,229	6,121,518
Verizon Communications, Inc.	299,876	10,042,847

		38,340,215
Tires & Rubber - 0.02%
Cooper Tire & Rubber Company (a)	6,305	70,238
Goodyear Tire & Rubber Company * (a)	18,216	202,197

		272,435
Tobacco - 1.46%
Altria Group, Inc.	214,649	15,761,676
Reynolds American, Inc. (a)	8,810	1,015,793
UST, Inc. (a)	16,591	749,747

		17,527,216
Toys, Amusements & Sporting Goods - 0.08%
Hasbro, Inc.	17,696	320,474
Mattel, Inc.	40,035	660,978

		981,452
Travel Services - 0.59%
American Express Company	126,832	6,749,999
Sabre Holdings Corp.	13,646	300,212

		7,050,211
Trucking & Freight - 1.24%
CSX Corp.	22,778	1,604,482
Fedex Corp.	31,364	3,665,197
Navistar International Corp. *	6,342	156,077
Ryder Systems, Inc.	6,270	366,356
United Parcel Service, Inc., Class B	111,498	9,179,630

		14,971,742

TOTAL COMMON STOCKS (Cost $1,067,909,083)		$1,181,059,349

SHORT TERM INVESTMENTS - 4.61%
Federal National Mortgage Association Discount
Notes
zero Coupon due 07/10/2006	$17,300,000	$17,278,116

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
State Street Navigator Securities
Lending Prime Portfolio (c)	$36,260,615	$36,260,615
U.S. Treasury Bills
zero Coupon due 08/03/2006 ****	2,000,000	1,991,438

TOTAL SHORT TERM INVESTMENTS
(Cost $55,530,169)		$55,530,169

REPURCHASE AGREEMENTS - 0.53%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
4.23% to be repurchased at
$6,412,260 on 07/03/2006,
collateralized by $6,575,000 U.S.
Treasury Notes, 4.125% due
08/15/2008 (valued at $6,542,125,
including interest) (c)	$6,410,000	$6,410,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,410,000)		$6,410,000

Total Investments (500 Index Trust)
(Cost $1,129,849,252) - 103.29%		$1,242,999,518
Liabilities in Excess of Other Assets - (3.29)%		(39,626,464)

TOTAL NET ASSETS - 100.00%		$1,203,373,054

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.39%
Advertising - 0.16%
Omnicom Group, Inc.	15,700	$1,398,713
The Interpublic Group of Companies, Inc. * (a)	40,146	335,219

		1,733,932
Aerospace - 2.04%
Boeing Company	73,584	6,027,266
General Dynamics Corp.	37,150	2,431,839
Goodrich Corp.	11,403	459,427
Lockheed Martin Corp.	32,591	2,338,078
Northrop Grumman Corp.	31,636	2,026,602
Raytheon Company	41,061	1,830,089
Rockwell Collins, Inc.	15,745	879,673
United Technologies Corp.	93,029	5,899,899

		21,892,873
Agriculture - 0.43%
Archer-Daniels-Midland Company	60,227	2,486,171
Monsanto Company	24,900	2,096,331

		4,582,502
Air Travel - 0.10%
Southwest Airlines Company	64,996	1,063,984
Aluminum - 0.24%
Alcoa, Inc.	80,074	2,591,195

The accompanying notes are an integral part of the financial statements. 33

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles - 0.39%
Cintas Corp.	12,689	$504,515
Coach, Inc. *	35,427	1,059,267
Jones Apparel Group, Inc.	10,359	329,313
Liz Claiborne, Inc.	9,618	356,443
NIKE, Inc., Class B	17,374	1,407,294
VF Corp.	8,081	548,861

		4,205,693
Auto Parts - 0.24%
AutoZone, Inc. *	4,923	434,209
Genuine Parts Company	15,891	662,019
Johnson Controls, Inc.	17,942	1,475,191

		2,571,419
Auto Services - 0.03%
AutoNation, Inc. *	13,649	292,635
Automobiles - 0.37%
Ford Motor Company (a)	172,641	1,196,402
General Motors Corp. (a)	52,048	1,550,510
PACCAR, Inc.	15,343	1,263,956

		4,010,868
Banking - 6.71%
AmSouth Bancorp.	31,849	842,406
Bank of America Corp.	419,973	20,200,701
Bank of New York Company, Inc.	71,024	2,286,973
BB&T Corp.	50,617	2,105,161
Comerica, Inc.	14,948	777,147
Commerce Bancorp, Inc. (a)	16,951	604,642
Compass Bancshares, Inc.	11,884	660,751
Fifth Third Bancorp. (a)	51,214	1,892,357
First Horizon National Corp. (a)	11,341	455,908
Golden West Financial Corp.	23,571	1,748,968
Huntington Bancshares, Inc.	22,572	532,248
KeyCorp	37,197	1,327,189
M&T Bank Corp.	7,263	856,453
Marshall & Ilsley Corp.	20,734	948,373
National City Corp.	49,922	1,806,677
North Fork Bancorporation, Inc.	42,810	1,291,578
Northern Trust Corp.	17,056	943,197
Regions Financial Corp.	41,976	1,390,245
Sovereign Bancorp, Inc.	34,633	703,398
SunTrust Banks, Inc.	33,464	2,551,965
US Bancorp	163,800	5,058,144
Wachovia Corp.	148,027	8,005,300
Washington Mutual, Inc. (a)	88,416	4,030,001
Wells Fargo Company	154,609	10,371,172
Zions Bancorp.	9,765	761,084

		72,152,038
Biotechnology - 1.07%
Amgen, Inc. *	108,522	7,078,890
Applera Corp.	17,030	550,921
Biogen Idec, Inc. *	31,645	1,466,113

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Genzyme Corp. *	23,959	$1,462,697
MedImmune, Inc. * (a)	22,892	620,373
Millipore Corp. *	4,893	308,210

		11,487,204
Broadcasting - 0.77%
CBS Corp., Class B	71,091	1,923,012
Clear Channel Communications, Inc. (a)	46,314	1,433,418
News Corp.	217,696	4,175,409
Univision Communications, Inc., Class A *	20,526	687,621

		8,219,460
Building Materials & Construction - 0.17%
American Standard Companies, Inc.	16,281	704,479
Masco Corp.	36,554	1,083,460

		1,787,939
Business Services - 1.64%
Affiliated Computer Services, Inc., Class A *	10,912	563,168
Automatic Data Processing, Inc.	53,043	2,405,500
Cendant Corp.	92,050	1,499,494
Computer Sciences Corp. *	17,284	837,237
Convergys Corp. *	12,896	251,472
Electronic Data Systems Corp.	47,711	1,147,927
Equifax, Inc.	11,832	406,311
First Data Corp.	70,453	3,173,203
Fluor Corp.	8,057	748,737
H & R Block, Inc. (a)	30,224	721,145
Monster Worldwide, Inc. *	11,814	503,985
Moody's Corp.	22,480	1,224,261
NCR Corp. *	16,749	613,683
Paychex, Inc.	30,756	1,198,869
Pitney Bowes, Inc.	20,428	843,676
R.R. Donnelley & Sons Company	19,887	635,390
Robert Half International, Inc.	15,810	664,020
Unisys Corp. *	31,567	198,241

		17,636,319
Cable and Television - 1.48%
Comcast Corp., Class A * (a)	194,443	6,366,064
E.W. Scripps Company, Class A (a)	7,827	337,657
Time Warner, Inc.	394,077	6,817,532
Viacom, Inc. *	66,356	2,378,199

		15,899,452
Cellular Communications - 1.00%
Motorola, Inc.	227,306	4,580,216
QUALCOMM, Inc.	154,255	6,180,998

		10,761,214
Chemicals - 1.21%
Air Products & Chemicals, Inc.	20,631	1,318,733
Ashland, Inc.	6,540	436,218
Dow Chemical Company	88,505	3,454,350
E.I. Du Pont De Nemours & Company	84,783	3,526,973
Eastman Chemical Company	7,524	406,296

The accompanying notes are an integral part of the financial statements. 34

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Hercules, Inc. *	10,457	$159,574
PPG Industries, Inc.	15,243	1,006,038
Praxair, Inc.	29,736	1,605,744
Rohm & Haas Company	13,375	670,355
Sigma-Aldrich Corp. (a)	6,161	447,535

		13,031,816
Colleges & Universities - 0.06%
Apollo Group, Inc., Class A *	12,879	665,458
Computers & Business Equipment - 4.41%
Apple Computer, Inc. *	78,271	4,470,840
Cisco Systems, Inc. *	561,800	10,971,954
Dell, Inc. *	209,053	5,102,984
EMC Corp. *	217,609	2,387,171
Gateway, Inc. * (a)	24,319	46,206
Hewlett-Packard Company	256,719	8,132,858
International Business Machines Corp.	142,681	10,960,754
Lexmark International, Inc. *	9,692	541,104
Network Appliance, Inc. *	34,434	1,215,520
Parametric Technology Corp. *	10,252	130,303
Sandisk Corp. *	17,976	916,416
Sun Microsystems, Inc. *	321,890	1,335,844
Xerox Corp. *	84,508	1,175,506

		47,387,460
Construction & Mining Equipment - 0.13%
National Oilwell, Inc. *	16,102	1,019,579
Rowan Companies, Inc.	10,143	360,989

		1,380,568
Construction Materials - 0.13%
Louisiana-Pacific Corp.	9,773	214,029
Sherwin-Williams Company	10,253	486,812
Vulcan Materials Company	9,259	722,202

		1,423,043
Containers & Glass - 0.13%
Ball Corp.	9,635	356,880
Bemis Company, Inc.	9,648	295,422
Pactiv Corp. *	12,990	321,502
Sealed Air Corp.	7,508	391,017

		1,364,821
Cosmetics & Toiletries - 2.28%
Alberto Culver Company, Class B	7,000	341,040
Avon Products, Inc.	41,439	1,284,609
Colgate-Palmolive Company	47,364	2,837,104
Estee Lauder Companies, Inc., Class A	10,935	422,856
International Flavors & Fragrances, Inc.	7,273	256,301
Kimberly-Clark Corp.	42,310	2,610,527
Procter & Gamble Company	301,989	16,790,588

		24,543,025
Crude Petroleum & Natural Gas - 1.52%
Apache Corp.	30,401	2,074,868
Chesapeake Energy Corp. (a)	35,633	1,077,898

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Devon Energy Corp.	40,491	$2,446,062
EOG Resources, Inc.	22,324	1,547,946
Marathon Oil Corp.	33,354	2,778,388
Occidental Petroleum Corp.	39,413	4,041,803
Sunoco, Inc.	12,205	845,685
XTO Energy, Inc.	33,511	1,483,532

		16,296,182
Domestic Oil - 0.08%
Murphy Oil Corp.	15,286	853,876
Drugs & Health Care - 0.51%
Wyeth	123,866	5,500,889
Electrical Equipment - 0.48%
American Power Conversion Corp.	15,612	304,278
Cooper Industries, Ltd., Class A	8,504	790,192
Emerson Electric Company	37,774	3,165,839
Molex, Inc. (a)	13,064	438,558
Symbol Technologies, Inc.	23,353	251,979
Tektronix, Inc.	7,697	226,446

		5,177,292
Electrical Utilities - 2.37%
Allegheny Energy, Inc. *	15,032	557,236
Ameren Corp. (a)	18,898	954,349
American Electric Power Company, Inc.	36,251	1,241,597
CenterPoint Energy, Inc. (a)	28,656	358,200
CMS Energy Corp. * (a)	20,352	263,355
Consolidated Edison, Inc. (a)	22,618	1,005,144
Constellation Energy Group, Inc.	16,468	897,835
Dominion Resources, Inc.	31,984	2,392,083
DTE Energy Company	16,360	666,506
Edison International	29,984	1,169,376
Entergy Corp.	19,137	1,353,943
Exelon Corp.	61,521	3,496,239
FirstEnergy Corp.	30,354	1,645,490
FPL Group, Inc.	37,203	1,539,460
PG&E Corp.	31,949	1,254,957
Pinnacle West Capital Corp.	9,129	364,338
PPL Corp.	35,016	1,131,017
Public Service Enterprise Group, Inc.	23,142	1,530,149
TECO Energy, Inc.	19,212	287,027
The AES Corp. *	60,584	1,117,775
The Southern Company	68,290	2,188,695

		25,414,771
Electronics - 0.38%
Agilent Technologies, Inc. *	39,187	1,236,742
Harman International Industries, Inc.	6,157	525,623
Jabil Circuit, Inc.	16,386	419,482
L-3 Communications Holdings, Inc.	11,224	846,514
Sanmina-SCI Corp. *	49,036	225,565
Solectron Corp. *	84,154	287,807

The accompanying notes are an integral part of the financial statements. 35

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Thermo Electron Corp. *	15,064	$545,919

		4,087,652
Energy - 0.81%
Duke Energy Corp.	113,654	3,338,018
Progress Energy, Inc.	23,280	998,014
Sempra Energy	23,843	1,084,380
TXU Corp.	42,555	2,544,363
Xcel Energy, Inc. (a)	37,316	715,721

		8,680,496
Financial Services - 8.16%
Ameriprise Financial, Inc. (a)	22,490	1,004,628
Bear Stearns Companies, Inc.	11,099	1,554,748
Capital One Financial Corp.	27,889	2,383,115
Charles Schwab Corp.	94,953	1,517,349
CIT Group, Inc.	18,345	959,260
Citigroup, Inc.	457,496	22,069,607
Countrywide Financial Corp.	55,918	2,129,357
E*TRADE Financial Corp. *	39,244	895,548
Federal Home Loan Mortgage Corp.	63,592	3,625,380
Federal National Mortgage Association	89,075	4,284,508
Federated Investors, Inc., Class B	7,768	244,692
Fiserv, Inc. *	16,169	733,426
Franklin Resources, Inc.	14,115	1,225,323
Goldman Sachs Group, Inc.	39,761	5,981,247
Janus Capital Group, Inc.	19,477	348,638
JPMorgan Chase & Company	319,758	13,429,836
Legg Mason, Inc.	12,153	1,209,467
Lehman Brothers Holdings, Inc.	49,275	3,210,266
Mellon Financial Corp.	38,059	1,310,371
Merrill Lynch & Company, Inc.	85,035	5,915,035
Morgan Stanley	98,571	6,230,673
PNC Financial Services Group, Inc.	27,240	1,911,431
SLM Corp.	37,811	2,000,958
State Street Corp. (c)	30,585	1,776,683
Synovus Financial Corp.	29,701	795,393
T. Rowe Price Group, Inc.	24,440	924,076

		87,671,015
Food & Beverages - 3.07%
Campbell Soup Company	17,054	632,874
Coca-Cola Enterprises, Inc.	27,931	568,954
ConAgra Foods, Inc.	47,796	1,056,770
Constellation Brands, Inc., Class A *	18,304	457,600
Dean Foods Company *	12,517	465,507
General Mills, Inc.	32,756	1,692,175
H.J. Heinz Company	30,831	1,270,854
Hershey Foods Corp.	16,344	900,064
Kellogg Company	22,442	1,086,866
McCormick & Company, Inc.	12,192	409,042
Pepsi Bottling Group, Inc.	12,341	396,763
PepsiCo, Inc.	152,076	9,130,643
Sara Lee Corp.	69,954	1,120,663

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Starbucks Corp. *	70,631	$2,667,027
Sysco Corp.	56,922	1,739,536
The Coca-Cola Company	188,614	8,114,174
Tyson Foods, Inc., Class A	23,184	344,514
William Wrigley Jr. Company	20,430	926,705

		32,980,731
Forest Products - 0.13%
Weyerhaeuser Company	22,660	1,410,585
Furniture & Fixtures - 0.04%
Leggett & Platt, Inc.	16,778	419,114
Gas & Pipeline Utilities - 0.45%
Dynegy, Inc., Class A *	33,967	185,799
El Paso Corp. (a)	64,026	960,390
KeySpan Corp.	16,101	650,480
Kinder Morgan, Inc.	9,592	958,145
Nicor, Inc. (a)	4,084	169,486
NiSource, Inc.	25,093	548,031
Peoples Energy Corp. (a)	3,535	126,942
Williams Companies, Inc.	54,771	1,279,451

		4,878,724
Healthcare Products - 3.11%
Bausch & Lomb, Inc. (a)	4,948	242,650
Baxter International, Inc.	60,261	2,215,194
Becton, Dickinson & Company	22,760	1,391,319
Biomet, Inc.	22,646	708,593
Boston Scientific Corp. *	111,818	1,883,015
C.R. Bard, Inc.	9,530	698,168
Fisher Scientific International, Inc. *	11,425	834,596
Johnson & Johnson	272,499	16,328,140
Medtronic, Inc.	111,080	5,211,874
Patterson Companies, Inc. *	12,759	445,672
St. Jude Medical, Inc. *	33,219	1,076,960
Stryker Corp.	26,911	1,133,222
Zimmer Holdings, Inc. *	22,836	1,295,258

		33,464,661
Healthcare Services - 2.00%
Cardinal Health, Inc.	38,438	2,472,717
Coventry Health Care, Inc. *	14,771	811,519
Express Scripts, Inc. *	13,531	970,714
HCA, Inc.	37,553	1,620,412
Humana, Inc. *	15,152	813,662
IMS Health, Inc.	18,379	493,476
Laboratory Corp. of America Holdings *	11,476	714,151
McKesson Corp.	27,988	1,323,273
Medco Health Solutions, Inc. *	27,761	1,590,150
Quest Diagnostics, Inc.	14,955	896,104
UnitedHealth Group, Inc.	123,962	5,551,018
Wellpoint, Inc. *	58,662	4,268,834

		21,526,030

The accompanying notes are an integral part of the financial statements. 36

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates - 3.16%
General Electric Company	956,950	$31,541,072
Loews Corp.	37,365	1,324,589
Textron, Inc.	11,973	1,103,671

		33,969,332
Homebuilders - 0.24%
Centex Corp.	11,169	561,801
D.R. Horton, Inc.	25,034	596,310
KB Home	6,936	318,015
Lennar Corp., Class A	12,832	569,356
Pulte Homes, Inc. (a)	19,600	564,284

		2,609,766
Hotels & Restaurants - 0.88%
Darden Restaurants, Inc.	11,867	467,560
Hilton Hotels Corp.	30,440	860,843
Marriott International, Inc., Class A	30,092	1,147,107
McDonald's Corp.	114,675	3,853,080
Starwood Hotels & Resorts Worldwide, Inc.	19,992	1,206,317
Wendy's International, Inc.	10,732	625,568
Yum! Brands, Inc.	25,027	1,258,108

		9,418,583
Household Appliances - 0.11%
Black & Decker Corp.	6,994	590,713
Whirlpool Corp. (a)	7,177	593,170

		1,183,883
Household Products - 0.23%
Fortune Brands, Inc.	13,495	958,280
Newell Rubbermaid, Inc.	25,474	657,993
The Clorox Company	13,884	846,508

		2,462,781
Industrial Machinery - 1.09%
Caterpillar, Inc.	61,625	4,589,830
Cummins, Inc.	4,274	522,496
Deere & Company	21,587	1,802,299
Dover Corp.	18,764	927,504
Ingersoll-Rand Company, Class A	30,279	1,295,336
ITT Industries, Inc.	17,022	842,589
Pall Corp.	11,488	321,664
Parker-Hannifin Corp.	11,073	859,265
W.W. Grainger, Inc.	7,022	528,265

		11,689,248
Insurance - 4.85%
ACE, Ltd.	29,926	1,513,956
Aetna, Inc.	52,180	2,083,547
AFLAC, Inc.	45,888	2,126,909
Allstate Corp.	58,472	3,200,173
Ambac Financial Group, Inc.	9,729	789,022
American International Group, Inc.	239,041	14,115,371
Aon Corp.	29,325	1,021,097
Chubb Corp.	38,184	1,905,382
CIGNA Corp.	11,021	1,085,679

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Cincinnati Financial Corp.	15,946	$749,621
Genworth Financial, Inc.	33,573	1,169,683
Hartford Financial Services Group, Inc.	27,893	2,359,748
Lincoln National Corp.	26,424	1,491,393
Marsh & McLennan Companies, Inc.	50,563	1,359,639
MBIA, Inc.	12,399	725,961
MetLife, Inc.	69,816	3,575,277
MGIC Investment Corp.	8,046	522,990
Principal Financial Group, Inc. (a)	25,490	1,418,518
Progressive Corp.	72,012	1,851,429
Prudential Financial, Inc.	45,278	3,518,101
SAFECO Corp.	10,969	618,103
St. Paul Travelers Companies, Inc.	64,075	2,856,463
TorchmarK Corp.	9,236	560,810
UnumProvident Corp.	27,555	499,572
XL Capital, Ltd., Class A	16,592	1,017,090

		52,135,534
International Oil - 6.04%
Anadarko Petroleum Corp.	42,197	2,012,375
ChevronTexaco Corp.	203,985	12,659,309
ConocoPhillips	151,906	9,954,401
Exxon Mobil Corp.	556,803	34,159,864
Hess Corp.	22,191	1,172,794
Kerr-McGee Corp.	20,891	1,448,791
Nabors Industries, Ltd. * (a)	28,565	965,211
Noble Corp.	12,678	943,497
Weatherford International, Ltd. *	32,088	1,592,207

		64,908,449
Internet Retail - 0.39%
Amazon.com, Inc. * (a)	28,457	1,100,717
eBay, Inc. *	106,412	3,116,807

		4,217,524
Internet Service Provider - 1.09%
Google, Inc., Class A *	18,967	7,953,432
Yahoo!, Inc. *	115,389	3,807,837

		11,761,269
Internet Software - 0.26%
Juniper Networks, Inc. *	52,065	832,519
Symantec Corp. *	95,260	1,480,341
VeriSign, Inc. *	22,560	522,715

		2,835,575
Leisure Time - 1.08%
Brunswick Corp. (a)	8,705	289,441
Carnival Corp.	39,972	1,668,431
Electronic Arts, Inc. *	28,175	1,212,652
Harrah's Entertainment, Inc.	17,002	1,210,202
International Game Technology, Inc.	31,206	1,183,956
Walt Disney Company	201,987	6,059,610

		11,624,292

The accompanying notes are an integral part of the financial statements. 37

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences - 0.06%
PerkinElmer, Inc.	11,653	$243,548
Waters Corp. *	9,525	422,910

		666,458
Liquor - 0.39%
Anheuser-Busch Companies, Inc.	71,120	3,242,361
Brown Forman Corp., Class B	7,653	546,807
Molson Coors Brewing Company, Class B (a)	5,300	359,764

		4,148,932
Manufacturing - 1.97%
3M Company	69,383	5,604,065
Danaher Corp.	21,712	1,396,516
Eaton Corp.	13,823	1,042,254
Harley-Davidson, Inc. (a)	24,723	1,357,046
Honeywell International, Inc.	76,194	3,070,618
Illinois Tool Works, Inc.	38,114	1,810,415
Rockwell Automation, Inc.	16,336	1,176,355
Snap-on, Inc.	5,348	216,166
Stanley Works	6,506	307,213
Tyco International, Ltd.	187,426	5,154,215

		21,134,863
Medical-Hospitals - 0.10%
Health Management Associates, Inc., Class A	22,158	436,734
Manor Care, Inc. (a)	7,271	341,155
Tenet Healthcare Corp. *	43,314	302,332

		1,080,221
Mining - 0.44%
Freeport-McMoran Copper & Gold, Inc.,
Class B (a)	17,344	961,031
Newmont Mining Corp.	41,312	2,186,644
Phelps Dodge Corp.	18,757	1,541,075

		4,688,750
Newspapers - 0.05%
Dow Jones & Company, Inc. (a)	5,439	190,420
The New York Times Company, Class A (a)	13,330	327,118

		517,538
Office Furnishings & Supplies - 0.17%
Avery Dennison Corp.	10,102	586,522
Office Depot, Inc. *	26,478	1,006,164
OfficeMax, Inc.	6,546	266,750

		1,859,436
Paper - 0.28%
International Paper Company	45,365	1,465,290
MeadWestvaco Corp.	16,671	465,621
Plum Creek Timber Company, Inc.	16,965	602,257
Temple-Inland, Inc.	10,168	435,902

		2,969,070
Petroleum Services - 1.90%
Baker Hughes, Inc.	31,360	2,566,816
BJ Services Company	29,587	1,102,412
Halliburton Company	47,504	3,525,272
The accompanying notes are an integral part of the financial statements.		38

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
Schlumberger, Ltd.	108,582	$7,069,774
Transocean, Inc. *	29,900	2,401,568
Valero Energy Corp.	56,639	3,767,626

		20,433,468
Pharmaceuticals - 4.87%
Abbott Laboratories	140,456	6,125,286
Allergan, Inc.	14,049	1,506,896
AmerisourceBergen Corp.	19,317	809,769
Barr Pharmaceuticals, Inc. *	9,771	465,979
Bristol-Myers Squibb Company	180,957	4,679,548
Caremark Rx, Inc.	40,716	2,030,507
Eli Lilly & Company	104,004	5,748,301
Forest Laboratories, Inc. *	29,991	1,160,352
Gilead Sciences, Inc. *	41,874	2,477,266
Hospira, Inc. *	14,376	617,305
King Pharmaceuticals, Inc. *	22,290	378,930
Merck & Company, Inc.	200,853	7,317,075
Mylan Laboratories, Inc.	19,347	386,940
Pfizer, Inc.	674,329	15,826,501
Schering-Plough Corp.	136,299	2,593,770
Watson Pharmaceuticals, Inc. *	9,388	218,553

		52,342,978
Photography - 0.06%
Eastman Kodak Company (a)	26,434	628,600
Publishing - 0.37%
Gannett Company, Inc.	21,886	1,224,084
Mcclatchy Company, Class A	3,191	128,026
McGraw-Hill Companies, Inc.	32,928	1,653,974
Meredith Corp.	3,891	192,760
Tribune Company	23,673	767,715

		3,966,559
Railroads & Equipment - 0.65%
Burlington Northern Santa Fe Corp.	33,559	2,659,551
Norfolk Southern Corp.	38,164	2,031,088
Union Pacific Corp.	24,752	2,300,946

		6,991,585
Real Estate - 0.89%
Apartment Investment & Management
Company, Class A, REIT	8,944	388,617
Archstone-Smith Trust, REIT	19,670	1,000,613
Boston Properties, Inc., REIT	8,404	759,722
Equity Office Properties Trust, REIT (a)	33,694	1,230,168
Equity Residential, REIT	26,803	1,198,898
Kimco Realty Corp., REIT	19,473	710,570
ProLogis, REIT	22,545	1,175,045
Public Storage, Inc., REIT (a)	7,616	578,054
Simon Property Group, Inc., REIT	16,870	1,399,198
Vornado Realty Trust, REIT	10,945	1,067,685

		9,508,570

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Grocery - 0.37%
Safeway, Inc.	41,422	$1,076,972
SUPERVALU, Inc.	18,822	577,833
The Kroger Company	66,580	1,455,439
Whole Foods Market, Inc.	12,892	833,339

		3,943,583
Retail Trade - 4.80%
Bed Bath & Beyond, Inc. *	25,973	861,524
Best Buy Company, Inc.	37,050	2,031,822
Big Lots, Inc. *	10,492	179,203
Circuit City Stores, Inc. (a)	13,857	377,188
Costco Wholesale Corp.	43,367	2,477,557
CVS Corp.	75,317	2,312,232
Dillard's, Inc., Class A (a)	5,689	181,195
Dollar General Corp.	28,691	401,100
Family Dollar Stores, Inc.	14,294	349,202
Federated Department Stores, Inc.	50,912	1,863,379
Gap, Inc.	50,618	880,753
Home Depot, Inc.	190,220	6,807,974
J.C. Penney Company, Inc.	21,612	1,459,026
Kohl's Corp. *	31,330	1,852,230
Limited Brands, Inc.	31,571	807,902
Lowe's Companies, Inc.	71,396	4,331,595
Nordstrom, Inc.	19,818	723,357
RadioShack Corp. (a)	12,453	174,342
Sears Holdings Corp. *	8,926	1,382,102
Staples, Inc.	67,007	1,629,610
Target Corp.	79,458	3,883,112
The TJX Companies, Inc.	42,060	961,492
Tiffany & Company	12,943	427,378
Walgreen Company	92,962	4,168,416
Wal-Mart Stores, Inc.	230,103	11,084,062

		51,607,753
Sanitary Services - 0.25%
Allied Waste Industries, Inc. *	22,259	252,862
Ecolab, Inc.	16,760	680,121
Waste Management, Inc.	50,167	1,799,992

		2,732,975
Semiconductors - 2.70%
Advanced Micro Devices, Inc. *	44,551	1,087,935
Altera Corp. *	33,066	580,308
Analog Devices, Inc.	33,237	1,068,237
Applied Materials, Inc.	143,913	2,342,904
Broadcom Corp., Class A *	42,154	1,266,728
Freescale Semiconductor, Inc., Class B *	37,342	1,097,855
Intel Corp.	535,330	10,144,504
KLA-Tencor Corp.	18,322	761,646
Linear Technology Corp.	27,943	935,811
LSI Logic Corp. * (a)	36,510	326,765
Maxim Integrated Products, Inc.	29,513	947,662
Micron Technology, Inc. *	62,224	937,093
National Semiconductor Corp.	31,070	741,019

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Novellus Systems, Inc. *	11,710	$289,237
NVIDIA Corp. *	32,441	690,669
PMC-Sierra, Inc. *	19,002	178,619
QLogic Corp. *	14,838	255,807
Teradyne, Inc. *	18,242	254,111
Texas Instruments, Inc.	143,384	4,343,101
Xilinx, Inc.	31,612	716,012

		28,966,023
Software - 2.77%
Adobe Systems, Inc. *	55,099	1,672,806
Autodesk, Inc. *	21,323	734,790
BMC Software, Inc. *	19,586	468,105
CA, Inc. (a)	41,990	862,894
Citrix Systems, Inc. *	16,763	672,867
Compuware Corp. *	34,728	232,678
Intuit, Inc. *	15,723	949,512
Microsoft Corp.	807,370	18,811,721
Novell, Inc. *	31,199	206,849
Oracle Corp. *	358,387	5,193,028

		29,805,250
Steel - 0.27%
Allegheny Technologies, Inc.	8,028	555,859
Nucor Corp.	28,676	1,555,673
United States Steel Corp.	11,480	804,977

		2,916,509
Telecommunications Equipment &
Services - 0.72%
ADC Telecommunications, Inc. * (a)	10,789	181,903
Andrew Corp. *	14,690	130,153
Avaya, Inc. * (a)	37,826	431,973
Ciena Corp. * (a)	54,083	260,139
Citizens Communications Company	29,906	390,273
Comverse Technology, Inc. *	18,590	367,524
Corning, Inc. *	143,339	3,467,370
Embarq Corp. *	13,719	562,342
JDS Uniphase Corp. *	155,056	392,292
Lucent Technologies, Inc. *	412,280	997,718
Tellabs, Inc. *	41,238	548,878

		7,730,565
Telephone - 3.19%
ALLTEL Corp.	35,809	2,285,689
AT&T, Inc.	357,802	9,979,098
BellSouth Corp.	166,462	6,025,924
CenturyTel, Inc.	10,690	397,134
Qwest Communications International, Inc. * (a)	144,059	1,165,437
Sprint Corp.	274,155	5,480,358
Verizon Communications, Inc.	268,468	8,990,993

		34,324,633
Tires & Rubber - 0.02%
Cooper Tire & Rubber Company (a)	5,645	62,885

The accompanying notes are an integral part of the financial statements. 39

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tires & Rubber (continued)
Goodyear Tire & Rubber Company * (a)	16,308	$181,019

		243,904
Tobacco - 1.46%
Altria Group, Inc.	192,167	14,110,823
Reynolds American, Inc. (a)	7,887	909,371
UST, Inc. (a)	14,853	671,207

		15,691,401
Toys, Amusements & Sporting Goods - 0.08%
Hasbro, Inc.	15,843	286,917
Mattel, Inc.	35,842	591,751

		878,668
Travel Services - 0.59%
American Express Company	113,548	6,043,025
Sabre Holdings Corp.	12,217	268,774

		6,311,799
Trucking & Freight - 1.25%
CSX Corp.	20,392	1,436,412
Fedex Corp.	28,079	3,281,312
Navistar International Corp. *	5,678	139,736
Ryder Systems, Inc.	5,614	328,026
United Parcel Service, Inc., Class B	99,820	8,218,181

		13,403,667

TOTAL COMMON STOCKS (Cost $969,228,819)		$1,057,356,930

SHORT TERM INVESTMENTS - 4.56%
Federal Home Loan Bank Discount Notes
zero coupon due 07/10/2006	$11,840,000	$11,824,963
State Street Navigator Securities Lending
Prime Portfolio (c)	35,556,831	35,556,831
U.S. Treasury Bills
zero coupon due 08/03/2006 ****	1,600,000	1,593,151

TOTAL SHORT TERM INVESTMENTS
(Cost $48,974,945)		$48,974,945

Total Investments (500 Index Trust B)
(Cost $1,018,203,764) - 102.95%		$1,106,331,875
Liabilities in Excess of Other Assets - (2.95)%		(31,733,792)

TOTAL NET ASSETS - 100.00%		$1,074,598,083

Bond Index Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 24.98%
U.S. Treasury Bonds - 7.60%
5.375% due 02/15/2031	$1,706,000	$1,735,456
7.875% due 02/15/2021	300,000	377,484
9.25% due 02/15/2016	900,000	1,174,746
11.25% due 02/15/2015	950,000	1,349,222

		4,636,908

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes - 17.38%
3.125% due 04/15/2009	$1,052,000	$997,839
3.25% due 08/15/2007 ***	2,030,000	1,986,148
3.375% due 09/15/2009	1,050,000	996,639
3.875% due 05/15/2010	1,568,000	1,500,563
4.75% due 11/15/2008 to 05/15/2014	1,828,000	1,799,211
4.875% due 05/31/2011	593,000	587,070
5.125% due 05/15/2016	381,000	380,553
5.50% due 02/15/2008	2,340,000	2,352,248

		10,600,271

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,555,494)		$15,237,179

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.63%
Federal Home Loan Bank - 1.88%
3.875% due 01/15/2010 to 06/14/2013	1,225,000	1,149,253
Federal Home Loan Mortgage Corp. - 4.05%
4.25% due 07/15/2009	800,000	773,855
5.75% due 04/15/2008	1,100,000	1,104,833
6.00% due 06/15/2011	450,000	459,627
6.25% due 07/15/2032	120,000	130,271

		2,468,586
Federal National Mortgage
Association - 39.70%
4.375% due 10/15/2015	750,000	692,089
4.50% TBA **	1,425,000	1,346,625
5.00% due 06/01/2018	424,959	410,195
5.00% TBA **	6,725,000	6,331,478
5.50% TBA **	7,830,000	7,552,116
6.00% TBA **	3,370,000	3,316,289
6.125% due 03/15/2012	775,000	798,462
6.375% due 06/15/2009	1,200,000	1,229,828
6.50% TBA **	1,500,000	1,507,500
6.625% due 11/15/2030	100,000	113,240
7.125% due 06/15/2010	750,000	793,553
7.25% due 05/15/2030	100,000	121,249

		24,212,624

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,086,832)		$27,830,463

FOREIGN GOVERNMENT OBLIGATIONS - 0.90%
Canada - 0.24%
Government of Canada
5.25% due 11/05/2008	150,000	150,151
Italy - 0.38%
Italy Government International Bond
4.50% due 01/21/2015	250,000	231,381
Mexico - 0.28%
Government of Mexico
9.875% due 02/01/2010	150,000	168,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $557,809)		$550,282

The accompanying notes are an integral part of the financial statements. 40

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 19.85%
Aerospace - 0.25%
Raytheon Company
6.75% due 08/15/2007	$150,000	$151,457
Automobiles - 0.34%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	206,294
Banking - 2.53%
Bank of America Corp.
7.80% due 02/15/2010	200,000	213,565
Bank One Corp.
7.875% due 08/01/2010	250,000	269,009
KfW International Finance, Inc.
3.25% due 03/30/2009	150,000	141,807
US Bank NA, Series BKNT
6.375% due 08/01/2011	200,000	205,830
Wachovia Corp.
5.625% due 12/15/2008	200,000	199,855
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	514,843

		1,544,909

Cable and Television - 0.97%
Comcast Corp.
5.90% due 03/15/2016	200,000	192,155
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	190,771
Time Warner, Inc.
7.25% due 10/15/2017	200,000	209,402

		592,328

Chemicals - 0.34%
EI Du Pont de Nemours & Company
6.50% due 01/15/2028	200,000	205,868
Computers & Business Equipment - 0.56%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	147,218
International Business Machines Corp.
4.25% due 09/15/2009	200,000	192,606

		339,824

Domestic Oil - 0.58%
ChevronTexaco Capital Company
3.50% due 09/17/2007	150,000	146,336
Devon Financing Corp., ULC
6.875% due 09/30/2011	200,000	207,940

		354,276

Electrical Utilities - 1.22%
Constellation Energy Group Inc.
7.60% due 04/01/2032	115,000	125,363
Duke Energy Corp.
5.625% due 11/30/2012	200,000	197,624
FirstEnergy Corp.
7.375% due 11/15/2031	250,000	268,213
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	150,000	151,223

		742,423

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services - 4.26%
American Express Company
4.875% due 07/15/2013	$250,000	$237,285
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	250,000	244,261
CIT Group, Inc.
4.00% due 05/08/2008	150,000	145,605
Citigroup, Inc.
5.00% due 09/15/2014	500,000	467,984
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	150,000	151,712
General Electric Capital Corp.
6.125% due 02/22/2011	150,000	152,819
HSBC Finance Corp.
8.00% due 07/15/2010	150,000	161,700
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	200,000	196,265
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	200,000	212,340
Morgan Stanley
6.75% due 04/15/2011	250,000	259,556
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	250,406
Residential Capital Corp.
6.00% due 02/22/2011	125,000	121,122

		2,601,055

Food & Beverages - 0.73%
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	238,745
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	209,990

		448,735

Forest Products - 0.25%
Weyerhaeuser Company
6.125% due 03/15/2007	150,000	150,079
Gas & Pipeline Utilities - 0.31%
TransCanada Pipelines, Ltd.
5.85% due 03/15/2036	200,000	187,475
Holdings Companies/Conglomerates - 0.39%
General Electric Company
5.00% due 02/01/2013	250,000	239,460
Industrial Machinery - 0.39%
John Deere Capital Corp.
5.10% due 01/15/2013	250,000	240,361
Insurance - 0.99%
Allstate Corp.
7.20% due 12/01/2009	400,000	418,602
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	200,000	183,466

		602,068

Liquor - 0.54%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	300,000	330,653

The accompanying notes are an integral part of the financial statements. 41

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products - 0.26%
Alcoa, Inc.
7.375% due 08/01/2010	$150,000	$158,557
Petroleum Services - 0.34%
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	205,109
Pharmaceuticals - 0.33%
Bristol-Myers Squibb Company
5.75% due 10/01/2011	200,000	199,467
Railroads & Equipment - 0.43%
Canadian National Railway Company
6.375% due 10/15/2011	150,000	154,610
Norfolk Southern Corp.
7.35% due 05/15/2007	105,000	106,385

		260,995

Real Estate - 0.66%
EOP Operating, LP
7.00% due 07/15/2011	150,000	155,830
Simon Property Group, LP
6.375% due 11/15/2007	150,000	150,624
Vornado Realty, LP
5.60% due 02/15/2011	100,000	98,025

		404,479

Retail - 0.47%
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	290,104
Retail Trade - 0.34%
Federated Department Stores, Inc.
6.625% due 04/01/2011	100,000	102,697
Target Corp.
7.50% due 08/15/2010	100,000	106,855

		209,552

Telecommunications Equipment &
Services - 1.22%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	250,000	288,638
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	189,577
Verizon Global Funding Corp.
7.375% due 09/01/2012	250,000	265,739

		743,954

Telephone - 1.15%
BellSouth Corp.
4.20% due 09/15/2009	200,000	190,671
British Telecommunications PLC
8.875% due 12/15/2030 (b)	250,000	307,252
Sprint Capital Corp.
6.875% due 11/15/2028	200,000	201,481

		699,404

TOTAL CORPORATE BONDS (Cost $12,441,068)		$12,108,886

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.47%
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	$400,000	$400,999
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	200,000	191,932
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.6254% due 03/11/2039 (b)	200,000	192,774
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.72% due 03/15/2049 (b)	600,000	601,631
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.592% due 01/15/2046 (b)	200,000	192,822
Countrywide Home Loan Trust,
Series 2005-HYB6, Class 1A1
5.063% due 10/20/2035 (b)	93,757	92,635
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	200,000	195,099
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045	250,000	247,141

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,150,142)		$2,115,033

ASSET BACKED SECURITIES - 0.73%
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036	250,000	247,656
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036	100,000	99,172
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036	100,000	98,985

TOTAL ASSET BACKED SECURITIES
(Cost $449,990)		$445,813

SHORT TERM INVESTMENTS - 31.09%
Federal National Mortgage Association
Discount Notes
zero coupon due 07/13/2006 to
07/18/2006 ***	$19,000,000	$18,965,504

TOTAL SHORT TERM INVESTMENTS
(Cost $18,965,504)		$18,965,504

The accompanying notes are an integral part of the financial statements. 42

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.50%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$3,353,103 on 07/03/2006,
collateralized by $3,475,000
Federal Home Loan Bank, 4.25%
due 04/16/2017 (valued at
$3,422,875, including interest) (c)***	$3,352,000	$3,352,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,352,000)		$3,352,000

Total Investments (Bond Index Trust A)
(Cost $81,558,839) - 132.15%		$80,605,160
Liabilities in Excess of Other Assets - (32.15)%		(19,610,549)

TOTAL NET ASSETS - 100.00%		$60,994,611

Bond Index Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 23.16%
U.S. Treasury Bonds - 13.32%
5.375% due 02/15/2031 (a)	$943,000	$959,282
5.50% due 08/15/2028 (a)	270,000	277,404
6.125% due 11/15/2027 to 08/15/2029 (a)	970,000	1,074,903
6.25% due 05/15/2030 (a)	1,300,000	1,472,453
6.625% due 02/15/2027 (a)	295,000	343,491
6.75% due 08/15/2026 (a)	775,000	911,715
7.50% due 11/15/2016 (a)	2,200,000	2,602,186
7.875% due 02/15/2021 (a)	900,000	1,132,453
8.75% due 08/15/2020 (a)	1,400,000	1,874,907
8.875% due 08/15/2017 (a)	1,550,000	2,022,629
9.25% due 02/15/2016 (a)	1,800,000	2,349,491
10.375% due 11/15/2012 (a)	3,300,000	3,521,978
11.25% due 02/15/2015 (a)	260,000	369,261
11.75% due 11/15/2014	465,000	559,072
12.00% due 08/15/2013 (a)	1,000,000	1,136,367
13.25% due 05/15/2014 (a)	1,200,000	1,457,343

		22,064,935
U.S. Treasury Notes - 9.84%
3.125% due 04/15/2009 ****	1,600,000	1,517,626
3.375% due 09/15/2009 (a)	1,400,000	1,328,852
3.875% due 05/15/2009 to 05/15/2010 (a)	3,450,000	3,315,185
4.75% due 11/15/2008 to 05/15/2014 (a)	2,430,000	2,389,141
5.00% due 02/15/2011 to 08/15/2011 (a)	2,485,000	2,478,127
5.125% due 05/15/2016 (a)	3,998,000	3,993,314
6.00% due 08/15/2009 (a)	1,250,000	1,281,201

		16,303,446

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $40,326,995)		$38,368,381

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.58%
Federal Home Loan Bank - 1.61%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,442,366

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Bank (continued)
5.80% due 09/02/2008	$225,000	$225,979

		2,668,345
Federal Home Loan Mortgage Corp. - 7.03%
4.00% due 05/01/2009	92,783	88,911
4.25% due 07/15/2009	650,000	628,757
4.50% due 05/01/2024 to 10/01/2033	652,791	597,829
5.00% due 11/01/2007 to 04/01/2024	619,966	592,191
5.50% due 02/01/2023	336,612	327,738
5.75% due 04/15/2008	2,500,000	2,510,982
5.75% due 01/15/2012 (a)	1,200,000	1,214,117
6.00% due 01/01/2009 to 06/01/2022	1,133,468	1,154,462
6.25% due 07/15/2032	450,000	488,515
6.50% due 11/01/2015 to 06/01/2021	290,649	294,247
6.625% due 09/15/2009 (a)	720,000	744,617
7.00% due 02/01/2016 to 04/01/2032	294,767	302,132
7.10% due 04/10/2007	2,500,000	2,528,497
7.50% due 02/01/2016 to 03/01/2032	98,185	101,675
8.00% due 02/01/2030 to 09/01/2030	22,945	24,217
8.50% due 10/01/2031	43,362	46,498

		11,645,385
Federal National Mortgage
Association - 33.39%
4.00% due 11/01/2010	274,358	260,492
4.00% TBA **	1,500,000	1,384,219
4.50% due 09/01/2033 to 06/01/2034	719,183	655,063
4.50% TBA **	4,950,000	4,677,750
5.00% due 01/15/2007 to 12/01/2034	9,588,646	9,034,509
5.00% TBA **	4,210,000	4,053,438
5.50% due 01/01/2009 to 09/01/2034	11,984,562	11,553,450
5.50% TBA **	6,480,000	6,253,810
6.00% due 05/01/2035	4,416,840	4,356,005
6.00% TBA **	910,000	913,129
6.125% due 03/15/2012	2,300,000	2,369,628
6.25% due 05/15/2029	415,000	448,808
6.375% due 06/15/2009	800,000	819,886
6.50% due 02/01/2015 to 02/01/2036	2,351,669	2,366,796
6.50% TBA **	1,700,000	1,708,500
6.625% due 09/15/2009 to 11/15/2030	1,130,000	1,205,698
7.00% due 12/01/2012 to 10/01/2032	812,281	830,205
7.125% due 01/15/2030	209,000	249,635
7.125% due 06/15/2010 (a)	1,300,000	1,375,492
7.25% due 05/15/2030	450,000	545,619
7.50% due 10/01/2015 to 08/01/2031	171,106	177,310
8.00% due 08/01/2030 to 09/01/2031	71,554	75,516
8.50% due 09/01/2030	12,594	13,532

		55,328,490
Government National Mortgage
Association - 3.25%
4.50% due 05/15/2019 to 08/15/2033	211,093	196,684
5.00% due 05/15/2018 to 06/15/2034	1,057,905	1,005,151
5.50% due 11/15/2032 to 11/15/2034	1,927,098	1,870,220
6.00% due 04/15/2017 to 07/15/2034	1,186,103	1,179,410

The accompanying notes are an integral part of the financial statements. 43

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
6.50% due 01/15/2016 to 01/15/2033	$634,730	643,579
7.00% due 08/15/2029 to 05/15/2032	321,812	332,043
7.50% due 08/15/2029 to 06/15/2032	98,787	103,282
8.00% due 02/15/2031 to 07/15/2031	38,938	41,352
8.50% due 09/15/2030	6,956	7,469
9.00% due 01/15/2031	4,103	4,449

		5,383,639

Tennesse Valley Authority - 0.18%
6.75% due 11/01/2025	260,000	294,034
The Financing Corp. - 0.12%
8.60% due 09/26/2019	150,000	190,992

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $76,772,352)		$75,510,885

FOREIGN GOVERNMENT OBLIGATIONS - 2.20%
Canada - 0.49%
Government of Canada
5.25% due 11/05/2008 (a)	125,000	125,126
Province of Manitoba Canada, Series BU
9.625% due 12/01/2018	300,000	399,854
Province of Quebec Canada, Series NN
7.125% due 02/09/2024	150,000	171,022
7.50% due 07/15/2023	100,000	117,646

		813,648

Greece - 0.25%
Republic of Greece
6.95% due 03/04/2008	405,000	414,154
Italy - 0.31%
Republic of Italy
6.875% due 09/27/2023 (a)	460,000	508,092
Malaysia - 0.03%
Government of Malaysia
8.75% due 06/01/2009	50,000	53,756
Mexico - 0.66%
Government of Mexico
9.875% due 02/01/2010	970,000	1,091,250
New Zealand - 0.08%
Government of New Zealand
8.75% due 12/15/2006	120,000	121,748
South Korea - 0.38%
Republic of Korea
8.875% due 04/15/2008	600,000	634,413

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,577,023)		$3,637,061

CORPORATE BONDS - 20.86%
Aerospace - 0.39%
Boeing Company
8.75% due 09/15/2031	90,000	118,348

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aerospace (continued)
Northrop Grumman Corp.
7.75% due 03/01/2016	$75,000	$84,539
Raytheon Company
6.75% due 08/15/2007	200,000	201,942
United Technologies Corp.
6.10% due 05/15/2012 (a)	180,000	182,478
8.875% due 11/15/2019	50,000	62,507

		649,814
Aluminum - 0.11%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	200,000	189,226
Automobiles - 0.44%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	650,000	670,457
Toyota Motor Credit Corp.
5.50% due 12/15/2008	60,000	59,816

		730,273
Banking - 2.71%
Bank of America Corp.
7.80% due 02/15/2010	350,000	373,738
Bank One Corp.
7.875% due 08/01/2010	300,000	322,811
KfW International Finance, Inc.
3.25% due 03/30/2009 (a)	500,000	472,689
Nationsbank Corp.
7.75% due 08/15/2015 (a)	400,000	446,750
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	285,525
6.40% due 04/01/2009	150,000	153,696
SMBC International Finance NV
8.50% due 06/15/2009	100,000	106,725
US Bank NA, Series BKNT
6.375% due 08/01/2011	325,000	334,474
Wachovia Corp.
4.95% due 11/01/2006	1,350,000	1,346,552
5.625% due 12/15/2008	75,000	74,946
Wells Fargo Bank NA
6.45% due 02/01/2011	550,000	566,327

		4,484,233
Broadcasting - 0.52%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	417,180
News America Holdings
7.70% due 10/30/2025	100,000	106,750
8.00% due 10/17/2016 (a)	250,000	280,158
Viacom, Inc.
7.875% due 07/30/2030	50,000	52,473

		856,561
Business Services - 0.24%
First Data Corp.
5.625% due 11/01/2011	400,000	396,679

The accompanying notes are an integral part of the financial statements. 44

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable and Television - 0.50%
Comcast Cable Communications
8.875% due 05/01/2017	$75,000	$87,344
Tele-Communications-TCI Group
7.125% due 02/15/2028	70,000	69,073
Time Warner Entertainment Company, LP
8.375% due 07/15/2033	200,000	226,264
Time Warner, Inc.
7.25% due 10/15/2017	350,000	366,453
7.625% due 04/15/2031	75,000	80,754

		829,888

Cellular Communications - 0.51%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	300,000	323,137
Vodafone Group PLC
7.75% due 02/15/2010	500,000	528,463

		851,600

Chemicals - 0.13%
Eastman Chemical Company
7.60% due 02/01/2027	50,000	52,291
EI Du Pont de Nemours & Company
6.50% due 01/15/2028 (a)	150,000	154,401

		206,692

Computers & Business Equipment - 0.41%
International Business Machines Corp.
4.25% due 09/15/2009	600,000	577,820
7.00% due 10/30/2025	100,000	108,686

		686,506

Cosmetics & Toiletries - 0.06%
Procter & Gamble Company
6.45% due 01/15/2026	100,000	104,897
Domestic Oil - 0.76%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	200,000	205,503
ChevronTexaco Capital Company
3.50% due 09/17/2007	600,000	585,342
ConocoPhillips
6.65% due 07/15/2018	50,000	52,931
Devon Financing Corp., ULC
6.875% due 09/30/2011	400,000	415,881

		1,259,657

Drugs & Health Care - 0.05%
Eli Lilly & Company
7.125% due 06/01/2025	80,000	88,618
Electrical Utilities - 1.65%
Alabama Power Company
5.70% due 02/15/2033 (a)	80,000	74,725
Alabama Power Company, Series Q
5.50% due 10/15/2017	100,000	95,943
Cincinnati Gas & Electric Company
5.70% due 09/15/2012	300,000	294,024
Constellation Energy Group, Inc.
7.00% due 04/01/2012	240,000	250,175

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Dominion Resources, Inc.
8.125% due 06/15/2010	$200,000	$214,639
Duke Energy Corp.
5.625% due 11/30/2012	400,000	395,248
FirstEnergy Corp.
7.375% due 11/15/2031	246,000	263,921
Hydro Quebec, Series HY
8.40% due 01/15/2022	100,000	125,909
Oncor Electric Delivery Company
6.375% due 05/01/2012	400,000	403,739
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	100,000	100,816
Progress Energy, Inc.
7.10% due 03/01/2011	500,000	521,576

		2,740,715
Energy - 0.63%
MidAmerican Energy Holdings Company
8.48% due 09/15/2028	60,000	72,643
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	200,000	208,123
Norsk Hydro ASA
7.25% due 09/23/2027	75,000	84,415
Occidental Petroleum Corp.
6.75% due 01/15/2012	265,000	278,828
Sempra Energy
6.00% due 02/01/2013	400,000	398,074

		1,042,083
Financial Services - 4.44%
American Express Company
4.875% due 07/15/2013	150,000	142,371
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	240,000	234,491
CIT Group, Inc.
6.00% due 04/01/2036	175,000	160,368
Citicorp Capital II
8.015% due 02/15/2027	100,000	105,036
Citigroup, Inc.
5.00% due 09/15/2014	472,000	441,776
5.875% due 02/22/2033	190,000	177,310
6.625% due 01/15/2028	100,000	104,018
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	250,000	252,854
Countrywide Home Loans, Inc., Series MTNK
5.50% due 02/01/2007	200,000	199,733
Credit Suisse First Boston USA, Inc.
5.875% due 08/01/2006 (a)	500,000	500,091
6.50% due 01/15/2012	400,000	412,740
FleetBoston Financial Corp.
6.70% due 07/15/2028	75,000	77,538
7.375% due 12/01/2009	100,000	105,280
General Electric Capital Corp.
6.125% due 02/22/2011	1,150,000	1,171,613
Goldman Sachs Capital, Inc.
6.345% due 02/15/2034	160,000	149,162

The accompanying notes are an integral part of the financial statements. 45

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
HSBC Finance Corp.
5.875% due 02/01/2009	$280,000	$281,721
8.00% due 07/15/2010	350,000	377,299
HSBC Holdings PLC
7.50% due 07/15/2009	150,000	157,363
JPMorgan Chase & Company
7.125% due 02/01/2007	225,000	226,820
MBNA Corp.
5.00% due 06/15/2015	250,000	234,529
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	170,000	164,110
6.875% due 11/15/2018	120,000	127,404
Morgan Stanley
6.75% due 04/15/2011	250,000	259,557
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	700,000	701,136
The Goldman Sachs Group, Inc.
7.35% due 10/01/2009	500,000	523,906
Washington Mutual Capital I
8.375% due 06/01/2027	60,000	63,405

		7,351,631
Food & Beverages - 1.01%
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	100,000	122,693
ConAgra Foods, Inc.
7.875% due 09/15/2010	167,000	178,686
9.75% due 03/01/2021 (a)	75,000	92,595
General Mills, Inc.
6.00% due 02/15/2012 (a)	250,000	251,472
Kraft Foods, Inc.
4.625% due 11/01/2006	300,000	298,969
5.25% due 10/01/2013	325,000	310,368
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	100,000	107,741
Sara Lee Corp.
6.25% due 09/15/2011	100,000	99,628
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	209,990

		1,672,142
Forest Products - 0.12%
Weyerhaeuser Company
6.125% due 03/15/2007	76,000	76,040
7.125% due 07/15/2023	130,000	127,799

		203,839
Industrial Machinery - 0.17%
Caterpillar, Inc.
5.30% due 09/15/2035	62,000	55,270
John Deere Capital Corp.
5.10% due 01/15/2013	170,000	163,446
6.00% due 02/15/2009	60,000	60,429

		279,145
Insurance - 0.46%
Allstate Corp.
7.20% due 12/01/2009	170,000	177,906

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
AXA SA
8.60% due 12/15/2030	$120,000	$142,811
Hartford Life, Inc.
7.65% due 06/15/2027	50,000	56,979
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	240,000	220,160
Torchmark Corp.
8.25% due 08/15/2009	100,000	106,666
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	56,411

		760,933

International Oil - 0.16%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	260,000	268,320
Liquor - 0.31%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	470,000	518,024
Manufacturing - 0.26%
Honeywell International, Inc.
7.50% due 03/01/2010	75,000	79,472
Tyco International Group SA
6.00% due 11/15/2013	350,000	346,743

		426,215

Metal & Metal Products - 0.13%
Alcoa, Inc.
7.375% due 08/01/2010	200,000	211,409
Paper - 0.24%
International Paper Company
6.75% due 09/01/2011	250,000	258,311
MeadWestvaco Corp.
6.85% due 04/01/2012	100,000	101,772
Westvaco Corp.
7.10% due 11/15/2009	35,000	36,272

		396,355

Petroleum Services - 0.08%
Tosco Corp.
8.125% due 02/15/2030	110,000	134,485
Pharmaceuticals - 0.60%
Abbott Laboratories
5.625% due 07/01/2006	250,000	250,000
Bristol-Myers Squibb Company
5.75% due 10/01/2011	300,000	299,201
Schering Plough Corp.
5.55% due 12/01/2013	250,000	242,338
Wyeth
5.50% due 03/15/2013 (b)	200,000	194,705

		986,244

Railroads & Equipment - 0.84%
Canadian National Railway Company
6.375% due 10/15/2011	300,000	309,219
CSX Corp.
7.45% due 05/01/2007	125,000	126,662

The accompanying notes are an integral part of the financial statements. 46

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment (continued)
Norfolk Southern Corp.
7.35% due 05/15/2007	$855,000	$866,278
Union Pacific Corp.
6.625% due 02/01/2029	85,000	87,590

		1,389,749
Real Estate - 0.67%
EOP Operating, LP
6.80% due 01/15/2009	150,000	153,173
7.00% due 07/15/2011	250,000	259,716
Simon Property Group, LP
6.375% due 11/15/2007	700,000	702,913

		1,115,802
Retail - 0.14%
Wal-Mart Stores, Inc.
6.75% due 10/15/2023	100,000	105,987
7.55% due 02/15/2030	110,000	127,646

		233,633
Retail Grocery - 0.10%
The Kroger Company
8.05% due 02/01/2010	150,000	159,452
Retail Trade - 0.36%
Federated Department Stores, Inc.
6.625% due 04/01/2011	200,000	205,394
Kellogg Company, Series B
7.45% due 04/01/2031 (a)	100,000	113,482
Safeway, Inc.
5.80% due 08/15/2012 (a)	150,000	146,491
Target Corp.
6.75% due 01/01/2028	25,000	26,790
7.50% due 08/15/2010 (a)	100,000	106,855

		599,012
Telecommunications Equipment &
Services - 0.80%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030 (b)	546,000	630,384
France Telecom SA
8.50% due 03/01/2031 (b)	100,000	120,328
Verizon Global Funding Corp.
4.375% due 06/01/2013 (a)	370,000	334,089
7.25% due 12/01/2010	230,000	240,871

		1,325,672
Telephone - 0.80%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	58,520
BellSouth Corp.
6.875% due 10/15/2031	200,000	197,283
British Telecommunications PLC
8.375% due 12/15/2010 (b)	200,000	219,574
8.875% due 12/15/2030 (b)	130,000	159,771
GTE Corp.
6.94% due 04/15/2028	100,000	97,695
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	151,111

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Sprint Capital Corp. (continued)
7.625% due 01/30/2011	$300,000	$319,327
Telefonica Europe BV
8.25% due 09/15/2030 (a)	100,000	112,945

		1,316,226

Utility Service - 0.06%
United Utilities PLC
6.875% due 08/15/2028	100,000	103,177

TOTAL CORPORATE BONDS (Cost $34,925,538)		$34,568,907

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.09%
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	800,000	801,997
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	500,000	465,329
Chase Commercial Mortgage Securities Corp.,
Series 1997-2, Class A2
6.60% due 12/19/2029	247,354	249,047
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	300,000	319,038
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.72% due 03/15/2049 (b)	600,000	601,631
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033	550,000	561,018
GMAC Commercial Mortgage Securities, Inc.,
Series 1998-C1, Class A2
6.70% due 05/15/2030	655,441	664,139
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039	400,000	363,332
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A2
7.325% due 10/15/2032	400,000	416,239
LB-UBS Commercial Mortgage Trust,
Series 2000-C5, Class A1
6.41% due 12/15/2019	482,828	486,258
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.844% due 05/12/2039 (b)	800,000	788,893
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	417,129
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009	300,000	315,405
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	500,000	513,426

The accompanying notes are an integral part of the financial statements. 47

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041	$500,000	$478,579
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.946% due 10/25/2035 (b)	1,013,322	999,827

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,784,242)		$8,441,287

ASSET BACKED SECURITIES - 1.10%
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	264,008
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	150,000	155,409
MBNA Credit Card Master Note Trust,
Series 2002-A1, Class A1
4.95% due 06/15/2009	1,000,000	997,921
MBNA Master Credit Card Trust USA,
Series 2000-L, Class A
6.50% due 04/15/2010	400,000	405,436

TOTAL ASSET BACKED SECURITIES
(Cost $1,885,240)		$1,822,774

SUPRANATIONAL OBLIGATIONS - 0.79%
Supranational - 0.79%
African Development Bank
6.875% due 10/15/2015	35,000	37,616
Asian Development Bank
5.593% due 07/16/2018	250,000	249,000
European Investment Bank
4.625% due 03/01/2007 (a)	800,000	795,619
Inter-American Development Bank
8.50% due 03/15/2011	200,000	223,517

		1,305,752

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,337,209)		$1,305,752

SHORT TERM INVESTMENTS - 35.06%
Federal National Mortgage Association
Discount Notes
zero coupon due 07/13/2006 to
07/18/2006 ***	$18,000,000	$17,961,253
State Street Navigator Securities Lending
Prime Portfolio (c)	40,126,896	40,126,896

TOTAL SHORT TERM INVESTMENTS
(Cost $58,088,149)		$58,088,149

Bond Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.89%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
3.95% to be repurchased at
$1,476,486 on 07/03/2006,
collateralized by $1,515,000 U.S.
Treasury Notes, 4.125% due
08/15/2008 (valued at $1,507,425,
including interest) (c)***	$1,476,000	$1,476,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,476,000)		$1,476,000

Total Investments (Bond Index Trust B)
(Cost $227,172,748) - 134.73%		$223,219,196
Liabilities in Excess of Other Assets - (34.73)%		(57,535,596)

TOTAL NET ASSETS - 100.00%		$165,683,600

Index Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
500 Index Trust Series NAV	1,227,915	$13,273,763
Bond Index Trust A Series NAV	917,404	11,375,815
International Equity Index Trust A Series NAV	311,942	5,717,893
Mid Cap Index Trust Series NAV	211,990	3,784,024
Small Cap Index Trust Series NAV	244,381	3,807,464

TOTAL INVESTMENT COMPANIES (Cost $38,327,477)		$37,958,959

Total Investments (Index Allocation Trust)
(Cost $38,327,477) - 100.01%		$37,958,959
Liabilities in Excess of Other Assets - (0.01)%		(5,565)

TOTAL NET ASSETS - 100.00%		$37,953,394

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.36%
Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,
B Shares * (a)	1,705	$19,096
Siderar SA, Class A Shares, ADR (a)	195	11,736
Telecom Argentina SA, ADR, B Shares * (a)	1,484	17,215
Transportadora de Gas del Sur SA, ADR * (a)	210	1,071

		49,118
Australia - 4.13%
ABC Learning Centres, Ltd. (a)	5,343	25,381
Alinta, Ltd. (a)	3,715	28,761
Alumina, Ltd. (a)	18,406	92,218
Amcor, Ltd.	14,098	69,902
AMP, Ltd. (a)	29,194	197,840

The accompanying notes are an integral part of the financial statements. 48

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Ansell, Ltd.	2,185	$15,683
APN News & Media, Ltd. (a)	5,170	19,494
Aristocrat Leisure, Ltd. (a)	4,652	44,474
Australia and New Zealand Bank Group, Ltd. (a)	28,258	557,712
Australia Gas & Light Company, Ltd.	6,920	89,938
Australian Stock Exchange, Ltd. (a)	1,529	36,975
Axa Asia Pacific Holdings, Ltd.	12,780	59,477
Babcock & Brown, Ltd.	2,190	35,258
BHP Billiton, Ltd. (a)	52,384	1,127,579
Billabong International, Ltd.	2,089	23,801
Bluescope Steel, Ltd. (a)	11,324	66,822
Boral, Ltd.	9,300	56,190
Brambles Industries, Ltd. (a)	15,133	123,557
Caltex Australia, Ltd.	1,968	34,474
Centro Properties Group, Ltd.	12,957	64,340
CFS Gandel Retail Trust, New Shares	466	643
CFS Gandel Retail Trust	24,294	33,540
Challenger Financial Services Group, Ltd.	4,738	11,112
Coca-Cola Amatil, Ltd.	7,503	39,485
Cochlear, Ltd.	850	34,467
Coles Myer, Ltd. (a)	18,371	154,904
Commonwealth Bank of Australia, Ltd. (a)	19,303	636,291
Commonwealth Property Office Fund, Ltd.	26,130	26,959
Computershare, Ltd. (a)	5,883	34,278
CSL, Ltd. (a)	2,788	111,230
CSR, Ltd.	13,040	32,424
DB RREEF Trust (a)	38,585	41,957
DCA Group, Ltd. (a)	7,042	14,583
Downer EDI, Ltd.	4,417	24,392
Foster's Group, Ltd.	31,653	128,515
Futuris Corp., Ltd.	9,068	14,135
General Property Trust	28,207	90,865
Goodman Fielder, Ltd. *	17,846	28,347
Harvey Norman Holding, Ltd. (a)	6,800	19,886
Iluka Resources, Ltd.	3,689	17,935
ING Industrial Fund	11,452	18,956
Investa Property Group, Ltd. (a)	22,077	35,887
James Hardie Industries, Ltd.	6,885	39,350
John Fairfax Holdings, Ltd. (a)	13,500	37,576
Leighton Holdings, Ltd.	1,985	25,563
Lend Lease Corp.	5,206	54,060
Lion Nathan, Ltd.	4,688	27,141
Macquarie Airports, Ltd.	10,253	23,364
Macquarie Bank, Ltd. (a)	3,569	182,787
Macquarie Communications
Infrastructure Group, Ltd. (a)	5,344	23,442
Macquarie Goodman Group, Ltd. (a)	19,557	87,098
Macquarie Infrastructure Group, Ltd. (a)	36,377	90,723
Macquarie Office Trust	29,389	30,103
Mayne Nickless, Ltd. (a)	10,404	23,630
Mayne Pharma, Ltd. *	11,226	21,664
Mirvac Group, Ltd. (a)	12,769	41,228

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Multiplex Group, Ltd.	9,760	$23,689
National Australia Bank, Ltd. (a)	24,704	644,713
Newcrest Mining, Ltd.	5,040	78,859
NRMA Insurance Group, Ltd. (a)	24,367	96,762
OneSteel, Ltd. (a)	7,564	22,850
Orica, Ltd.	4,775	84,672
Origin Energy, Ltd. (a)	12,569	68,664
Pacific Brands, Ltd. (a)	7,075	11,291
Paladin Resources, Ltd. * (a)	7,176	21,891
PaperlinX, Ltd.	7,295	16,894
Perpetual Trust of Australia, Ltd.	609	33,066
Publishing & Broadcasting, Ltd.	1,983	26,803
Qantas Airways, Ltd., ADR	14,195	31,187
QBE Insurance Group, Ltd.	11,997	182,547
Rinker Group, Ltd.	14,062	171,071
Rio Tinto, Ltd. (a)	4,370	252,375
Santos, Ltd.	9,256	83,130
SFE Corporation, Ltd. (a)	2,146	26,282
Sonic Healthcare, Ltd.	3,752	39,546
Stockland Company, Ltd.	19,974	104,076
Stockland	499	2,602
Suncorp-Metway, Ltd. (a)	8,519	122,354
TABCORP Holdings, Ltd. (a)	8,178	92,260
Telstra Corp., Ltd. (a)	32,148	87,812
Toll Holdings, Ltd. (a)	7,474	77,943
Transurban Group, Ltd. * (a)	11,540	59,531
UNiTAB, Ltd.	1,967	21,550
Wesfarmers, Ltd. (a)	5,794	151,940
Westfield Group- New Shares *	662	8,444
Westfield Group	22,449	288,766
Westpac Banking Corp., Ltd. (a)	28,397	490,680
Woodside Petroleum, Ltd.	7,269	237,398
Woolworths, Ltd.	17,737	265,276
WorleyParsons, Ltd.	2,333	34,807
Zinifex, Ltd.	7,042	52,374

		9,042,501
Austria - 0.45%
Andritz AG	139	22,956
BetandWin.com Interactive
Entertainment AG * (a)	341	27,016
Bohler Uddeholm AG (a)	680	37,147
Erste Bank der Oesterreichischen
Sparkassen AG	3,058	171,937
Flughafen Wien AG (a)	161	12,287
Immoeast Immobilien Anlagen AG *	4,203	45,061
Immofinanz Immobilien Anlage AG *	5,572	61,803
Mayr-Melnhof Karton AG	71	11,424
Meinl European Land, Ltd. *	2,394	48,733
Oesterreichische Elektrizitaets AG, Class A (a)	1,280	61,501
OMV AG (a)	2,730	162,391
Raiffeisen International Bank Holding AG (a)	593	51,452
RHI AG * (a)	395	12,770

The accompanying notes are an integral part of the financial statements. 49

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Telekom Austria AG (a)	5,794	$128,901
Voestalpine AG (a)	329	49,945
Wiener Staedtische Allgemeine Versicherung
AG (a)	525	30,860
Wienerberger Baustoffindustrie AG (a)	1,047	49,703

		985,887
Belgium - 0.97%
Agfa Gevaert NV (a)	1,474	35,674
Barco N.V. (a)	175	16,157
Bekaert SA	220	21,113
Belgacom SA	2,639	87,442
Cofinimmo SA	99	17,104
Colruyt SA	248	38,694
Compagnie Maritime Belge SA	288	8,358
Delhaize Group (a)	1,152	79,787
Dexia	8,848	212,561
Euronav NV (a)	243	7,471
Fortis Group SA	18,856	641,413
Groupe Bruxelles Lambert SA (a)	1,192	124,750
Interbrew	2,940	144,076
KBC Bancassurance Holding NV	2,953	316,596
Mobistar SA	446	35,364
Omega Pharma SA	306	21,350
SA D'Ieteren Trading NV	38	12,261
Solvay SA	1,027	118,046
Suez SA	1,336	54,801
UCB SA (a)	1,422	76,864
Union Miniere SA	398	53,096

		2,122,978
Bermuda - 0.23%
Brilliance China Automotive Holdings, Ltd. *	18,000	3,036
Central European Media Enterprises, Ltd. *	355	22,296
Cheung Kong Infrastructure Holdings, Ltd.	6,228	18,002
Cosco Pacific, Ltd.	16,000	35,432
Esprit Holdings, Ltd.	14,485	118,424
Frontline, Ltd. (a)	808	30,174
Giordano International, Ltd.	19,389	9,111
Hopson Development Holdings, Ltd., GDR	8,000	16,686
Johnson Electronic Holdings, Ltd.	21,975	15,985
Kerry Properties, Ltd.	7,231	24,672
Li & Fung, Ltd.	28,829	58,460
Noble Group, Ltd. (a)	14,000	9,637
Orient Overseas International, Ltd.	2,938	10,667
SeaDrill, Ltd., GDR *	3,185	41,949
Shangri-La Asia, Ltd.	19,953	38,406
Sinochem Hong Kong Holding, Ltd., GDR	28,000	10,995
Texwinca Holdings, Ltd.	8,933	5,866
TPV Technology, Ltd.	18,000	17,033
Yue Yuen Industrial Holdings, Ltd.	6,933	19,057

		505,888

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil - 0.84%
All America Latina Logistica SA	500	$33,918
Aracruz Celulose SA, ADR (a)	316	16,565
Banco Bradesco SA, ADR (a)	3,249	101,011
Banco Nossa Caixa SA	318	6,755
Brasil Telecom Participacoes SA, ADR	340	11,074
Brasil Telecom Participacoes SA *	600,000	7,910
Braskem SA, ADR (a)	862	10,508
Centrais Eletricas Brasileiras SA, ADR, B
Shares (a)	778	7,968
Centrais Eletricas Brasileiras SA, ADR	1,295	13,903
Centrais Eletricas Brasileiras SA	1,100,000	23,874
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR	171	5,325
Cia de Concessoes Rodoviarias, ADR	2,300	18,799
Cia de Saneamento Basico do Estado de Sao
Paulo *	230,000	21,508
Cia Energetica De Minas Gerais, ADR (a)	703	29,955
Cia Siderurgica Nacional SA	1,000	32,094
Cia Vale do Rio Doce	5,900	142,439
Companhia Siderurgica Nacional SA, ADR (a)	1,111	35,774
Companhia Vale Do Rio Doce, ADR	6,240	128,419
Companhia Vale Do Rio Doce, ADR	4,426	106,401
Cosan SA Industria e Comercio *	292	18,810
Cyrela Brazil Realty SA	1,000	16,555
Diagnosticos da America SA *	400	7,943
EDP - Energias do Brasil SA	500	6,234
Embratel Participacoes SA, ADR (a)	490	7,634
Empresa Brasileira de Aeronautica SA *	4,100	37,488
Empresa Brasileira de Aeronautica SA, ADR	558	20,350
Gafisa SA *	1,016	11,073
Gerdau SA, SADR (a)	2,214	33,011
Gerdau SA *	963	11,896
Lojas Renner SA	400	21,510
Natura Cosmeticos SA	1,700	17,820
Perdigao SA	1,127	10,803
Petroleo Brasileiro SA, ADR, Petro	2,954	235,847
Petroleo Brasileiro SA, ADR (a)	2,127	189,962
Petroleo Brasileiro SA	9,000	201,155
Souza Cruz SA	1,200	17,849
Submarino SA *	762	15,303
Tele Norte Leste Participacoes SA, ADR	1,938	24,710
Tele Norte Leste Participacoes SA	1,000	27,199
Tractebel Energia SA	2,100	16,680
Unibanco - Uniao de Bancos Brasileiros SA *	5,200	68,461
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	611	40,564
Usinas Siderurgicas de Minas Gerais SA,
ADR * (a)	588	21,097
Vivo Participacoes SA, ADR * (a)	3,136	7,715
Votorantim Celulose e Papel SA, SADR (a)	467	7,276

		1,849,145

The accompanying notes are an integral part of the financial statements. 50

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 6.37%
Aber Diamond Corp.	764	$23,441
Abitibi Consolidated, Inc.	6,481	17,496
ACE Aviation Holdings, Inc. *	1,200	33,525
Agnico-Eagle Mines, Ltd.	1,587	52,677
Agrium, Inc.	2,039	47,400
Alcan Aluminum, Ltd. USD	5,781	271,111
Algoma Steel, Inc. *	500	15,897
Aliant, Inc.	688	20,467
Alimentation Couche Tard, Inc., ADR	2,100	45,183
Angiotech Pharmaceuticals, Inc. *	1,346	15,717
ARC Energy Trust, ADR *	1,500	37,668
Astral Media. Inc. *	800	25,026
ATI Technologies, Inc. *	3,678	53,504
Bank Nova Scotia Halifax	15,452	612,814
Bank of Montreal	7,791	419,666
Barrick Gold Corp.	13,310	393,570
BCE, Inc.	4,742	112,192
Bema Gold Corp. *	7,000	34,969
Biovail Corp.	1,950	45,576
Bombardier, Inc. *	21,362	59,584
Brookfield Asset Management, Inc.	5,499	221,242
Brookfield Properties Corp.	1,927	61,215
CAE, Inc.	3,884	29,609
Cameco Corp.	5,434	216,726
Canadian Imperial Bank of Commerce	5,170	346,413
Canadian National Railway Company	8,402	367,427
Canadian Natural Resources, Ltd.	8,408	465,419
Canadian Oil Sands Trust, ADR	3,500	113,005
Canadian Pacific Railway, Ltd.	2,426	123,824
Canadian Tire Corp., Ltd.	1,146	68,020
Canetic Resources Trust	3,100	64,224
Canfor Corp. *	1,100	12,825
Celestica, Inc. *	2,608	24,723
CGI Group, Inc. *	4,924	30,736
CI Financial, Inc., ADR	2,567	68,008
Cognos, Inc. *	1,287	36,255
Cott Corp. *	669	8,760
Domtar, Inc.	3,590	22,184
Enbridge, Inc.	5,224	159,156
EnCana Corp. - CAD	13,336	703,040
Enerplus Resources Fund *	1,900	107,354
Ensign Energy Services, Inc., ADR	2,000	41,148
Fairfax Financial Holdings, Ltd.	241	22,946
Falconbridge, Ltd.	4,638	244,587
Finning International, Inc.	1,281	42,738
First Calgary Petroleums, Ltd., ADR *	3,400	30,188
First Quantum Minerals, Ltd., ADR	1,000	44,879
Fortis, Inc. *	1,600	31,986
Four Seasons Hotels, Inc.	447	27,213
George Weston, Ltd.	764	54,679
Gildan Activewear, Inc. *	900	42,611
Glamis Gold, Ltd. *	2,704	102,631

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Goldcorp, Inc.	5,559	$167,767
Great-West Lifeco, Inc.	4,224	107,816
Harvest Energy Trust	1,400	41,699
Husky Energy, Inc.	1,974	124,034
IGM Financial, Inc.	1,904	76,006
Imperial Oil, Ltd.	5,427	198,487
Inco, Ltd.	2,944	194,066
Intrawest Corp.	623	19,713
Ipsco, Inc.	800	76,678
Ivanhoe Mines, Ltd. *	3,500	23,731
Jean Coutu Group, Inc.	2,200	23,085
Kinross Gold Corp. *	5,135	56,048
Loblaw Companies, Ltd.	1,763	81,430
Magna International, Inc.	1,657	118,353
Manulife Financial Corp.	24,676	782,771
MDS, Inc.	2,109	38,492
Meridian Gold, Inc. *	1,527	48,234
Methanex Corp.	1,733	36,572
MI Developments, Inc.	729	24,747
National Bank of Canada	2,532	129,439
Nexen, Inc.	4,118	232,307
Niko Resources, Ltd.	500	28,269
Nortel Networks Corp. *	68,863	153,166
Nova Chemicals Corp.	1,251	35,970
Novelis, Inc.	1,312	28,076
Onex Corp.	1,768	35,297
Open Text Corp. *	458	6,576
OPTI Canada, Inc. *	2,400	49,184
Penn West Energy Trust	1,200	48,323
Petro-Canada	8,008	380,362
Petrofund Energy Trust	1,800	43,184
Potash Corp. of Saskatchewan, Inc.	1,663	142,585
Power Corporation Of Canada	5,083	134,073
Power Financial Corp.	3,778	106,157
Precision Drilling Trust, ADR	900	29,946
PrimeWest Energy Trust	1,200	36,054
Provident Energy Trust *	2,900	35,476
QLT, Inc. *	951	6,670
Quebecor World, Inc.	881	9,798
Research In Motion, Ltd. *	2,500	174,439
Ritchie Bros. Auctioneers, Inc.	500	26,650
Rogers Communications, Inc.	3,479	140,127
RONA, Inc. *	1,700	30,570
Royal Bank of Canada	20,224	822,019
Saputo, Inc.	800	25,335
Shaw Communications, Inc.	3,049	86,274
Shell Canada, Ltd.	3,220	119,848
Shoppers Drug Mart Corp.	2,944	106,935
SNC-Lavalin Group, Inc.	2,487	65,532
Sun Life Financial, Inc.	9,048	359,891
Suncor Energy, Inc.	7,198	583,199
Talisman Energy, Inc.	16,974	296,550

The accompanying notes are an integral part of the financial statements. 51

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Teck Cominco, Ltd.	3,044	$182,858
Telus Corp. - Non Voting Shares	2,456	99,231
Telus Corp.	1,005	41,489
Thomson Corp.	3,602	138,944
TransAlta Corp.	2,879	59,542
Trans-Canada Corp.	7,550	215,666
Trican Well Service, Ltd.	1,800	36,000
TSX Group, Inc.	976	39,215
UTS Energy Corp., ADR *	6,500	34,220
Western Oil Sands, Inc. *	2,200	61,048
Yamana Gold, Inc. *	3,900	38,335

		13,967,812
Cayman Islands - 0.08%
Agile Property Holdings, Ltd.	19,800	11,918
ASM Pacific Technology, Ltd.	2,586	12,569
China Resources Land, Ltd.	18,000	9,791
Foxconn International Holdings, Ltd. *	30,000	63,924
Hutchison Telecommunications
International, Ltd. *	20,277	33,025
Kingboard Chemical Holdings, Ltd.	8,228	23,253
Solomon Systech International, Ltd.	27,706	6,992
TCL Communication Technology Holdings, Ltd. *	1,383	41
Xinao Gas Holdings, Ltd., GDR	10,000	9,527

		171,040
Chile - 0.17%
Banco Santander Chile SA, ADR	1,525	61,519
Cia Cervecerias Unidas SA, ADR	256	5,655
Compania de Telecomunicaciones de Chile
SA, ADR	4,451	30,445
Distribucion y Servicio D&S SA, ADR (a)	543	8,731
Embotelladora Andina SA, ADR, Series A	514	6,914
Embotelladora Andina SA, ADR, Series B	567	8,346
Empresa Nacional de Electricidad SA, ADR	3,714	98,050
Enersis SA, ADR (a)	8,884	99,945
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares (a)	409	42,593
Vina Concha Y Toro SA, ADR (a)	512	14,285

		376,483
China - 0.72%
Air China, Ltd., Class H	38,000	15,901
Aluminum Corp. of China, Ltd.	48,000	35,535
Angang New Steel Company, Ltd. Class H	14,000	13,248
Bank of China, Ltd., H Shares *	338,400	153,581
Bank of Communications Company, Ltd.,
Class H	88,700	57,672
Beijing Capital International Airport Company,
Ltd., Class H	18,000	11,472
Beijing Datang Power Generation
Company , Ltd., Class H	22,000	15,295
BYD Company, Ltd., H Shares *	500	1,020
Chaoda Modern Agriculture Holdings, Ltd.	26,000	16,235
China Construction Bank	375,800	171,764

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Life Insurance Company, Ltd.	108,000	$170,336
China Mengniu Dairy Company, Ltd.	14,000	17,574
China Overseas Land & Investment, Ltd.	50,000	30,417
China Petroleum & Chemical Corp., Class H	256,000	146,672
China Shipping Container Lines Company, Ltd.	34,000	9,521
China Shipping Development Company, Ltd.,
Class H	20,000	14,420
China Telecom Corp., Ltd.	212,000	68,920
China Travel International Investment Hong
Kong, Ltd.	42,000	10,112
COSCO Holdings	25,400	13,081
Dongfeng Motor Group Company, Ltd. *	38,000	17,735
Guangdong Investment, Ltd.	38,000	14,677
Guangshen Railway Company, Ltd., Class H	24,000	9,116
Guangzhou R&F Properties Company, Ltd.	3,000	13,905
Huadian Power International Corp., Ltd.,
Class H	8,000	2,266
Huaneng Power International, Inc., Class H	48,000	31,827
Hunan Non-Ferrous Metal Corp., Ltd *	22,000	8,285
Jiangsu Expressway, Ltd.	20,000	11,266
Jiangxi Copper Company, Ltd., Class H	22,000	20,394
Lenovo Group, Ltd.	54,000	17,903
Maanshan Iron & Steel Company, Ltd., Class H	28,000	9,283
PetroChina Company, Ltd., Class H	288,000	307,764
PICC Property & Casualty Company, Ltd.,
Class H	38,000	13,944
Shanghai Electric Group Company, Ltd.	46,000	15,991
Shanghai Forte Land Company	4,000	1,622
Shenzhen Expressway Company, Ltd.	4,000	1,918
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	36,000	17,613
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	6,000	1,290
Sinotrans, Ltd., Class H	25,000	7,886
Tsingtao Brewery Company, Ltd., Series H	2,000	2,240
Weichai Power Company, Ltd.	1,000	2,073
Yanzhou Coal Mining Company, Ltd., Class H	30,000	22,209
Zhejiang Expressway Company, Ltd., Class H	24,000	14,600
Zijin Mining Group, Ltd.	50,322	25,106
ZTE Corp., Class H	2,600	8,268

		1,571,957
Colombia - 0.05%
BanColombia SA, ADR	4,615	111,222
Czech Republic - 0.09%
Cesky Telecom AS *	1,631	34,950
CEZ AS	2,999	100,966
Komercni Banka AS	220	32,161
Philip Morris CR AS	10	5,531
Unipetrol AS *	1,050	9,320
Zentiva NV	331	15,758

		198,686

The accompanying notes are an integral part of the financial statements. 52

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark - 0.60%
A P Moller- Maersk A/S	18	$140,002
AS Det Ostasiatiske Kompagni	286	10,792
Bang & Olufsen AS - B Series	182	20,111
Carlsberg AS, B Shares (a)	552	40,333
Codan AS (a)	200	14,442
Coloplast AS (a)	393	29,153
Dampskibsselskabet Torm AS (a)	200	9,525
Danisco AS (a)	781	56,865
Danske Bank AS	6,698	254,745
DSV AS	338	56,458
FLS Industries AS, B Shares (a)	717	27,024
GN Store Nord AS (a)	3,466	39,784
H. Lundbeck AS (a)	810	18,456
Jyske Bank *	971	56,227
NKT Holdings AS	311	19,421
Novo Nordisk AS, Class B	150	9,547
Novo Nordisk AS	3,745	238,351
Novozymes AS, B Shares	764	51,570
Sydbank AS	1,030	34,145
Topdanmark AS *	303	42,203
TrygVesta AS (a)	395	24,632
Vestas Wind Systems AS *	3,044	83,179
William Demant Holdings AS *	482	36,003

		1,312,968
Finland - 1.19%
Amer Group Oyj (a)	1,060	22,119
Asko Oyj	934	25,243
Cargotec Corp. Oyj, B Shares	595	26,041
Elisa Oyj, A Shares	2,457	46,750
Fortum Corp. Oyj	6,876	175,730
KCI Konecranes Oyj	886	15,941
Kesko Oyj	969	37,122
Kone Corp. Oyj	1,173	48,715
Metra Oyj, B Shares	969	40,862
Metso Oyj	2,027	73,484
Neste Oil Oyj	1,969	69,293
Nokia AB - Oyj	65,594	1,337,757
Nokian Renkaat Oyj (a)	1,500	19,705
OKO Bank - A	1,400	20,573
Orion Oyj, Series B	1,310	25,997
Outokumpu Oyj	1,587	37,112
Rautaruukki Oyj	1,281	38,664
Sampo Oyj, A Shares	6,340	120,876
SanomaWSOY Oyj (a)	1,000	24,049
Stora Enso Oyj, R Shares	9,547	133,220
TietoEnator Oyj (a)	1,256	36,240
UPM-Kymmene Oyj	8,284	178,369
YIT Oyj	1,981	48,527

		2,602,389
France - 7.34%
Accor SA (a)	2,944	179,033

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Air France KLM (a)	1,697	$39,857
Alcatel SA * (a)	19,087	241,952
Alstom RGPT *	1,687	154,027
Arkema *	839	32,710
Atos Origin SA *	1,068	69,807
AXA Group (a)	25,121	823,709
BNP Paribas SA (a)	12,653	1,210,223
Bouygues SA (a)	3,089	158,681
Business Objects SA *	942	25,676
Capgemini SA	1,863	106,248
Carrefour SA (a)	9,017	528,186
Casino Guich-Perrachon SA (a)	592	44,973
CNP Assurances SA (a)	483	45,889
Compagnie De Saint Gobain SA (a)	4,717	336,944
Compagnie Generale des Etablissements
Michelin, Class B	2,081	124,983
Credit Agricole S.A. (a)	9,087	345,452
Dassault Systemes SA * (a)	786	42,084
Essilor International SA	1,514	152,258
European Aeronautic Defence &
Space Company	4,992	143,273
France Telecom SA	25,561	549,067
Gaz de France (a)	3,052	102,375
Gecina SA	107	14,001
Groupe Danone SA	3,634	461,352
Hermes International SA (a)	1,032	91,191
Imerys SA (a)	512	40,891
Klepierre SA	323	37,374
Lafarge SA (a)	2,183	273,794
Lagardere S.C.A. (a)	1,852	136,552
L'Air Liquide SA (a)	1,835	357,122
L'Oreal SA (a)	4,452	420,132
LVMH Moet Hennessy SA (a)	3,715	368,384
M6-Metropole Television (a)	1,088	34,021
Neopost SA (a)	442	50,325
PagesJaunes Groupe SA (a)	1,748	54,837
Pernod-Ricard SA (a)	1,138	225,400
Peugeot SA	2,303	143,172
Pinault-Printemps-Redoute SA (a)	964	122,815
Publicis Groupe SA (a)	2,134	82,353
Renault Regie Nationale SA (a)	2,837	304,522
Safran SA (a)	2,287	49,740
Sanofi-Aventis (a)	15,051	1,467,473
Schneider Electric SA (a)	3,430	357,217
SCOR	10,793	23,584
Societe BIC SA	499	32,265
Societe Des Autoroutes Paris-Rhin-Rhone (a)	476	32,602
Societe Generale (a)	5,125	753,133
Societe Television Francaise 1 (a)	1,621	52,821
Sodexho Alliance (a)	1,318	63,276
STMicroelectronics NV	9,740	156,698
Suez SA Strip VVPR *	1,336	17

The accompanying notes are an integral part of the financial statements. 53

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Suez SA (a)	14,729	$611,698
Technip SA (a)	1,308	72,373
Thales SA	1,065	41,562
Thomson SA * (a)	4,106	67,842
Total SA (a)	33,105	2,176,502
Unibail	663	115,475
Valeo SA (a)	975	34,686
Vallourec SA (a)	106	127,325
Veolia Environnement SA (a)	4,158	214,711
Vinci SA (a)	3,023	311,160
Vivendi Universal SA (a)	17,436	610,489
Zodiac SA (a)	485	27,251

		16,075,545
Germany - 5.20%
Adidas-Salomon AG (a)	3,172	151,514
Allianz AG	6,177	974,978
Altana AG	1,125	62,621
BASF AG	7,825	627,749
Bayer AG	10,201	468,491
Beiersdorf AG	245	36,883
Bilfinger Berger AG	536	29,116
Celesio AG	543	49,313
Commerzbank AG	9,126	331,658
Continental AG	2,024	206,703
DaimlerChrysler AG (a)	13,783	680,375
Deutsche Bank AG	7,829	880,378
Deutsche Boerse AG (a)	1,561	212,438
Deutsche Lufthansa AG	3,295	60,631
Deutsche Post AG, GDR	918	24,422
Deutsche Post AG	9,876	264,516
Deutsche Postbank AG (a)	851	61,180
Deutsche Telekom AG (a)	41,255	663,189
Douglas Holding AG	426	19,662
E.ON AG	9,422	1,083,833
Fresenius Medical Care AG	941	108,077
Heidelberger Druckmaschinen AG	753	34,207
Hochtief AG	615	34,178
Hypo Real Estate Holding AG	2,092	126,953
Infineon Technologies AG *	11,329	126,093
IVG Immobilien AG	1,022	30,847
KarstadtQuelle AG * (a)	942	24,977
Linde AG (a)	1,244	95,776
MAN AG (a)	1,906	137,903
Merck & Company AG * (a)	768	69,777
Metro AG	2,294	129,919
MLP AG (a)	735	15,131
Muenchener Rueckversicherungs-
Gesellschaft AG	3,010	410,827
Premiere AG * (a)	836	8,098
ProSieben Sat.1 Media AG *	1,351	33,716
Puma AG	175	67,966
Qiagen AG * (a)	2,160	29,120

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Rheinmetall AG	529	$36,848
RWE AG	6,785	563,998
Salzgitter AG	668	56,654
SAP AG	3,348	705,910
Siemens AG	12,871	1,118,904
Solarworld AG (a)	532	33,359
Suedzucker AG (a)	1,120	24,817
Thyssen Krupp AG	5,603	191,668
Tui AG (a)	3,573	70,724
Volkswagen AG (a)	2,671	187,142
Wincor Nixdorf AG	231	29,503

		11,392,742
Greece - 0.51%
Alpha Bank SA	6,347	157,993
Athens Stock Exchange SA (ASE) *	720	11,574
Bank of Piraeus SA	3,531	83,925
Coca Cola Hellenic Bottling Company SA	1,770	52,700
Commercial Bank of Greece SA *	1,300	44,985
Cosmote Mobile Communications SA	2,190	49,254
EFG Eurobank Ergas SA	3,768	104,388
Folli-Follie SA	210	4,905
Germanos SA *	940	22,462
Greek Organization of Football Prognostics	3,660	132,357
Hellenic Petroleum SA	1,770	23,523
Hellenic Technodomiki Tev SA	1,980	19,027
Hellenic Telecommunications Organization SA *	4,830	106,282
Intracom SA	1,260	8,372
Motor Oil Hellas Corinth Refineries SA	727	19,360
National Bank Of Greece SA	4,445	175,400
Public Power Corp.	1,720	40,705
Techniki Olympiaki SA *	1,270	5,713
Titan Cement Company SA	950	44,528
Viohalco SA	1,820	16,652

		1,124,105
Hong Kong - 1.51%
Anhui Conch Cement Company, Ltd., Series H	8,000	13,029
Bank of East Asia, Ltd.	21,872	89,831
Beijing Enterprises Holdings, Ltd.	2,000	3,438
BOC Hong Kong Holdings, Ltd.	56,172	109,928
Cathay Pacific Airways, Ltd.	14,218	24,896
Cheung Kong Holdings, Ltd.	23,151	250,974
China Eastern Airlines Corp., Ltd.	8,000	1,102
China Everbright, Ltd. *	4,000	2,189
China Merchants Holdings
International Company, Ltd.	18,000	54,809
China Mobile, Ltd.	75,000	428,737
China Resource Power Holdings, Ltd.	18,000	14,716
China Resources Enterprises, Ltd.	16,000	32,651
China Southern Airlines Company, Ltd. *	4,000	917
Citic Pacific, Ltd.	17,000	50,122
CLP Holdings, Ltd.	27,611	161,571

The accompanying notes are an integral part of the financial statements. 54

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
CNOOC, Ltd.	231,000	$184,396
Cofco International, Ltd.	2,000	1,139
Denway Motors, Ltd.	76,000	25,441
FU JI Food & Catering Services Holdings, Ltd. *	3,700	6,098
Global Bio-Chem Technology Group Company	24,000	10,197
Gome Electrical Appliances Holdings, Ltd.	14,000	11,806
Guangzhou Investment Company, Ltd.	54,000	9,942
Hang Lung Properties, Ltd.	26,674	48,252
Hang Seng Bank, Ltd.	11,081	140,599
Henderson Land Development Company, Ltd.	11,399	58,998
Hong Kong & China Gas Company, Ltd.	54,817	120,333
Hong Kong Electric Holdings, Ltd.	21,418	96,790
Hong Kong Exchange & Clearing, Ltd.	16,570	106,563
Hopewell Holdings, Ltd.	9,638	27,051
Hutchison Whampoa, Ltd.	32,423	295,551
Hysan Development Company, Ltd.	9,650	27,334
Li Ning Company, Ltd.	10,000	9,914
Link, REIT *	32,327	64,721
Melco International Development	10,000	25,106
MTR Corp.	20,452	49,372
New World Development Company, Ltd.	38,776	63,404
PCCW, Ltd.	57,652	41,196
Ping An Insurance Group Company of China,
Ltd. *	16,000	48,410
Semiconductor Manufacturing
International Corp. *	186,000	26,103
Shanghai Industrial Holdings, Ltd.	7,000	13,654
Shenzhen Investment, Ltd.	6,000	1,622
Shun Tak Holdings, Ltd.	14,000	18,205
Sino Land Company, Ltd.	21,747	34,720
Sun Hung Kai Properties, Ltd.	20,389	207,906
Swire Pacific, Ltd., Class A	13,337	137,628
TCL Multimedia Technology Holdings, Ltd. *	8,000	845
Techtronic Industries Company, Ltd.	15,485	20,934
Television Broadcasting Company, Ltd.	4,819	29,750
Travelsky Technology, Ltd.	1,000	1,146
Weiqiao Textile Company, Ltd.	7,000	8,967
Wharf Holdings, Ltd.	18,332	65,143
Wing Hang Bank, Ltd.	2,500	21,839

		3,299,985
Hungary - 0.15%
BorsodChem Rt.	850	9,776
Gedeon Richter Rt.	240	44,066
Magyar Telekom Rt. *	8,054	30,597
MOL Magyar Olaj - es Gazipari Rt.	1,216	124,815
OTP Bank Rt.	4,325	122,350

		331,604
India - 0.80%
Bajaj Auto, Ltd., ADR	927	54,229
Dr Reddy's Laboratories, Ltd., ADR (a)	1,523	42,187
Grasim Industries, Ltd., ADR *	1,001	41,041

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
ICICI Bank, Ltd., SADR	9,100	$215,215
Infosys Technologies, Ltd., ADR (a)	6,394	488,566
Larsen & Toubro, Ltd., ADR	1,248	60,774
Ranbaxy Laboratories, Ltd., ADR	4,214	33,459
Reliance Industries, Ltd., GDR	10,060	466,784
Satyam Computer Services, Ltd., ADR (a)	3,779	125,236
State Bank of India, Ltd., ADR (a)	649	25,960
Tata Motors, Ltd., ADR (a)	6,446	111,194
Videsh Sanchar Nigam, Ltd., ADR (a)	877	15,391
Wipro, Ltd., ADR (a)	6,013	77,147

		1,757,183
Indonesia - 0.20%
Aneka Tambang Tbk PT	10,575	5,280
Astra Agro Lestari Tbk PT	6,342	4,450
Astra International Tbk PT	38,517	40,542
Bank Central Asia Tbk PT	96,613	42,763
Bank Danamon Indonesia Tbk PT	27,241	11,690
Bank Internasional Indonesia Tbk PT	247,500	4,943
Bank Mandiri Tbk PT	95,122	17,663
Bank Pan Indonesia Tbk PT	66,241	2,753
Bank Rakyat Indonesia Tbk PT	83,499	36,959
Bumi Resources Tbk PT	276,720	23,003
Energi Mega Persada Tbk PT *	37,500	2,632
Gudang Garam Tbk PT	9,018	9,249
Indocement Tunggal Prakarsa Tbk PT *	15,013	6,807
Indofood Sukses Makmur Tbk PT	68,095	6,469
Indosat Tbk PT *	523	12,170
International Nickel Indonesia Tbk PT	2,500	5,276
Kalbe Farma Tbk PT	72,929	9,842
Perusahaan Gas Negara Tbk PT *	28,503	34,617
PT Indonesian Satellite Corp.	11,500	5,307
PT Telekomunikiasi Indonesia, ADR	2,899	93,058
Ramayana Lestari Sentosa Tbk PT	40,369	3,269
Semen Gresik Persero Tbk PT	2,586	6,644
Telekomunikasi Indonesia Tbk PT	43,000	34,120
Unilever Indonesia Tbk PT	24,500	10,910
United Tractors Tbk PT	22,532	13,135

		443,551
Ireland - 0.71%
Allied Irish Banks PLC - Dublin	14,092	337,820
Bank of Ireland	15,667	279,280
Blackrock International Land PLC *	4,897	2,315
C&C Group PLC	4,492	38,975
CRH PLC	8,687	282,180
DCC PLC	1,314	31,567
Depfa Bank PLC	5,384	89,164
Eircom Group PLC - Dublin	12,337	34,210
Elan Corp. - Dublin *	6,900	114,623
Fyffes PLC - Dublin	4,897	8,636
Grafton Group PLC *	3,261	41,046
Greencore Group PLC - Dublin	2,496	11,738

The accompanying notes are an integral part of the financial statements. 55

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Iaws Group PLC, ADR	1,734	$30,578
Independent News & Media PLC	9,459	27,680
Irish Life & Permanent PLC - Dublin	4,370	103,866
Kerry Group PLC	2,126	45,641
Kingspan Group PLC - Dublin	1,921	33,507
Paddy Power PLC	712	12,328
Ryanair Holdings PLC, SADR * (a)	556	29,312

		1,554,466
Israel - 0.35%
Africa-Israel Investments, Ltd.	153	7,097
Aladdin Knowledge Systems, ADR *	144	2,930
Alvarion, Ltd., ADR * (a)	1,474	9,050
Audio Codes, Ltd., ADR * (a)	417	4,545
Bank Hapoalim, Ltd.	14,800	63,075
Bank Leumi Le-Israel	12,233	43,465
Bezek Israeli Telecommunications Corp., Ltd.	15,141	17,646
Check Point Software Technologies, Ltd., ADR *	2,876	50,560
Clal Industries & Investments, Ltd.	727	3,517
Clal Insurance Enterprise Holdings, Ltd.	180	3,505
Discount Investment Corp.	305	6,981
ECI Telecom, Ltd., ADR *	744	5,997
Elbit Systems, Ltd.	305	8,083
Given Imaging Corp., ADR * (a)	414	6,338
Harel Insurance Investments, Ltd.	91	3,891
ICL Israel Chemicals, Ltd.	7,980	31,830
IDB Development Corp., Ltd.	339	9,719
Israel Corporation, Ltd.	28	10,062
Israel Discount Bank, Ltd. *	6,461	11,030
Koor Industries, Ltd. *	169	8,764
Lipman Electronic Engineering, Ltd., ADR * (a)	325	9,224
Makhteshim-Agam Industries, Ltd.	4,589	24,136
Migdal Insurance Holdings, Ltd.	2,573	3,293
M-Systems Flash Disk Pioneers, Ltd., ADR * (a)	517	15,319
Nice Systems, Ltd. *	526	14,177
Orbotech, Ltd. *	452	10,364
Partner Communications, Ltd.	1,010	8,338
RADWARE, Ltd. ADR * (a)	269	3,454
Retalix, Ltd. *	247	5,568
Strauss-Elite, Ltd.	327	3,077
Super-Sol, Ltd. *	1,187	3,312
Syneron Medical, Ltd., ADR * (a)	238	4,970
Tadiran Communications Industries, Ltd.	97	3,219
Teva Pharmaceutical Industries, Ltd.	10,726	347,929
United Mizrahi Bank, Ltd. *	1,922	11,198

		775,663
Italy - 2.84%
Alleanza Assicuraz SpA (a)	6,287	71,180
Assicurazioni Generali SpA (a)	14,111	513,544
Autogrill SpA (a)	1,626	24,996
Autostrade SpA (a)	4,265	119,737
Banca Fideuram SpA (a)	4,177	24,286

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Intesa SpA - Non convertible	13,856	$75,162
Banca Intesa SpA (a)	57,459	336,282
Banca Monte dei Paschi Siena SpA (a)	15,808	94,941
Banca Popolare di Milano SpA (a)	5,861	74,633
Banche Popolari Unite SpA (a)	5,129	132,589
Banco Popolare Di Verona e Novara SpA	5,456	146,062
Benetton Group SpA (a)	1,013	15,119
Bulgari SpA (a)	2,308	26,160
Capitalia SpA	24,579	201,484
Enel SpA	63,521	547,088
Eni SpA (a)	38,314	1,127,539
Fiat SpA * (a)	7,822	104,052
Finmeccanica SpA (a)	4,240	94,058
Fondiaria-Sai SpA	1,060	43,290
Gruppo Editoriale L'Espresso SpA (a)	1,888	10,073
Italcementi SpA (a)	1,032	26,085
Lottomatica SpA (a)	368	13,948
Luxottica Group SpA (a)	2,052	55,694
Mediaset SpA (a)	11,431	134,678
Mediobanca SpA (a)	7,014	137,221
Mediolanum SpA (a)	3,525	24,729
Mondadori (Arnoldo) Editore SpA (a)	1,879	18,104
Pirelli & Company SpA	39,389	34,252
San Paolo-IMI SpA	16,198	286,262
Seat Pagine Gialle SpA (a)	56,940	26,485
Snam Rete Gas SpA (a)	14,796	64,993
T.E.R.N.A SpA (a)	18,330	48,837
Telecom Italia SpA	157,814	439,121
Telecom Italia SpA-RNC (a)	89,297	230,499
Tiscali SpA * (a)	2,229	6,615
UniCredito Italiano SpA (a)	34,310	267,443
UniCredito Italiano SpA	80,303	628,005

		6,225,246
Japan - 18.94%
Access Company, Ltd. * (a)	4	28,645
Acom Company, Ltd.	1,033	56,023
Aderans Company, Ltd.	317	8,554
Advantest Corp. (a)	1,110	113,031
AEON Company, Ltd. (a)	8,896	195,004
AEON Credit Service Company, Ltd.	1,423	34,548
Aiful Corp. (a)	948	50,585
Aisin Seiki Company	3,021	89,703
Ajinomoto Company, Inc.	8,695	96,210
Alfresa Holdings Corp. (a)	376	23,347
All Nippon Airways Company, Ltd.	10,285	39,521
Alps Electric Company (a)	2,562	31,996
Amada Company, Ltd.	5,171	54,192
Amano Corp. (a)	705	10,467
Aoyama Trading Company, Ltd.	858	26,825
Arrk Corp. *	1,000	23,623
Asahi Breweries, Ltd. (a)	5,299	74,368

The accompanying notes are an integral part of the financial statements. 56

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asahi Glass Company, Ltd. (a)	15,809	$200,331
Asahi Kasei Corp.	19,037	124,192
ASATSU-DK, Inc. (a)	352	11,374
Asics Corp. (a)	3,000	30,549
Astellas Pharmaceuticals, Inc.	8,405	308,292
Autobacs Seven Company, Ltd.	447	19,441
Bank of Fukuoka, Ltd. (a)	8,638	65,631
Bank of Kyoto, Ltd.	4,000	43,142
Benesse Corp.	846	29,184
Bridgestone Corp. (a)	10,047	193,473
Canon Sales Company, Inc.	1,000	20,610
Canon, Inc. (a)	15,939	780,907
Casio Computer Company, Ltd. (a)	3,167	60,433
Central Glass Company, Ltd. (a)	2,114	12,573
Central Japan Railway Company, Ltd.	24	238,942
Chiba Bank, Ltd. (a)	11,104	103,762
Chiyoda Corp. (a)	2,000	40,872
Chubu Electric Power Company, Inc. (a)	9,123	246,191
Chugai Pharmaceutical Company, Ltd. (a)	4,384	89,399
Circle K Sunkus Company, Ltd. (a)	388	8,387
Citizen Watch Company, Ltd. (a)	6,065	54,927
Coca-Cola West Japan Company, Ltd. (a)	423	8,958
COMSYS Holdings Corp.	2,057	25,366
Credit Saison Company, Ltd.	2,509	118,761
CSK Corp. (a)	1,010	46,043
Dai Nippon Printing Company, Ltd.	10,047	155,305
Daicel Chemical Industries, Ltd.	4,466	36,467
Daido Steel Company, Ltd.	5,000	39,212
Daiichi Sankyo Company, Ltd.	11,128	306,128
Daikin Industries, Ltd. (a)	3,585	124,295
Daimaru, Inc.	3,114	41,228
Dainippon Ink & Chemicals, Inc. (a)	7,990	29,935
Dainippon Screen Manufacturing Company,
Ltd.	2,762	25,279
Daito Trust Construction Company, Ltd.	1,081	59,854
Daiwa House Industry Company, Ltd. (a)	7,285	116,428
Daiwa Securities Group, Inc. (a)	19,649	234,062
Denki Kagaku Kogyo Kabushiki Kaisha	6,523	27,116
Denso Corp.	7,978	260,580
Dentsu, Inc.	29	80,031
Dowa Mining Company, Ltd. (a)	4,466	39,471
E-Access, Ltd. (a)	17	11,150
East Japan Railway Company	52	386,009
Ebara Corp. (a)	4,466	19,033
EDION Corp. *	1,300	25,772
Eisai Company, Ltd.	3,948	177,566
Electric Power Development Company, Ltd.	2,700	102,808
Elpida Memory, Inc. * (a)	500	18,776
Familymart Company, Ltd.	740	21,327
Fanuc, Ltd.	2,721	244,285
Fast Retailing Company, Ltd. (a)	834	68,101
Fuji Electric Holdings	7,580	39,653

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuji Photo Film Company, Ltd.	7,533	$252,624
Fuji Software ABC, Inc. (a)	282	9,285
Fuji Television Network, Inc.	10	22,182
Fujikura, Ltd. (a)	4,523	49,889
Fujitsu, Ltd.	27,379	212,088
Furukawa Electric Company, Ltd. (a)	9,638	62,287
Glory, Ltd.	800	15,371
Goodwill Group, Inc. (a)	21	15,497
Gunma Bank	4,523	33,575
Gunze, Ltd.	2,762	16,451
Hakuhodo DY Holdings, Inc. (a)	300	22,060
Hankyu Department Stores (a)	1,409	10,927
Hanshin Electric Railway Company, Ltd. *	4,000	28,470
Haseko Corp. * (a)	11,000	37,370
Hikari Tsushin, Inc. (a)	300	16,191
Hino Motors, Ltd. (a)	3,114	18,112
Hirose Electric Company, Ltd.	417	50,620
Hitachi Cable, Ltd. (a)	1,409	6,522
Hitachi Capital Corp. (a)	493	8,611
Hitachi Chemical, Ltd.	1,816	47,579
Hitachi Construction Machinery Company, Ltd.	1,457	35,056
Hitachi High-Technologies Corp *	1,100	33,431
Hitachi, Ltd.	48,882	322,735
Hokkaido Electric Power Company, Inc.	2,532	60,036
Hokugin Financial Group, Inc.	15,866	66,232
Honda Motor Company, Ltd.	23,538	746,194
House Food Corp. (a)	1,199	18,115
Hoya Corp.	6,408	227,768
Ibiden Company, Ltd. (a)	2,100	100,869
Index Corp. (a)	13	12,829
Inpex Holdings Inc. * (a)	12	105,847
Isetan Company, Ltd.	2,538	43,222
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	17,866	56,482
ITO EN, Ltd. (a)	1,094	40,032
Itochu Corp.	22,798	200,096
Itochu Techno-Science Corp. (a)	352	16,201
JAFCO Company, Ltd. (a)	447	26,780
Japan Airlines System Corp.	11,047	27,689
Japan Prime Realty Investment Corp. (a)	5	15,021
Japan Real Estate Investment Corp. (a)	5	44,540
Japan Retail Fund (a)	5	39,300
Japan Tobacco, Inc.	69	251,282
JFE Holdings, Inc. (a)	8,538	361,637
JGC Corp. (a)	3,114	53,548
Joyo Bank, Ltd. (a)	10,047	60,894
JS Group Corporation	3,784	79,477
JSR Corp. (a)	2,567	64,789
Kajima Corp. (a)	12,809	58,729
Kaken Pharmaceutical Company, Ltd. (a)	1,057	7,929
Kamigumi Company, Ltd.	3,466	26,304
Kaneka Corp.	4,171	37,883

The accompanying notes are an integral part of the financial statements. 57

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kansai Electric Power Company, Ltd.	11,622	$259,834
Kansai Paint Company, Ltd. (a)	3,762	29,996
Kao Corp.	7,638	199,780
Katokichi Company, Ltd. (a)	1,163	11,680
Kawasaki Heavy Industries, Ltd. (a)	18,037	60,646
Kawasaki Kisen Kaisha, Ltd. (a)	6,933	40,082
KDDI Corp.	38	233,300
Keihin Electric Express Railway
Company, Ltd. (a)	6,933	49,044
Keio Electric Railway Company, Ltd.	8,285	53,615
Keisei Electric Railway Company, Ltd. (a)	3,000	16,925
Keyence Corp.	552	140,862
Kikkoman Corp. (a)	1,762	21,943
Kinden Corp.	1,409	12,071
Kintetsu Corp. (a)	24,208	80,760
Kirin Brewery Company, Ltd. (a)	12,104	190,167
Kobe Steel Company, Ltd.	41,483	129,697
Kokuyo Company, Ltd. (a)	1,269	21,212
Komatsu, Ltd.	13,570	269,610
Komori Corp.	705	14,992
Konami Corp. (a)	1,457	32,129
Konica Minolta Holdings, Inc.	6,609	83,403
Kose Corp. (a)	400	12,576
Koyo Seiko Company, Ltd. (a)	2,757	53,211
Kubota Corp.	16,218	153,675
Kuraray Company, Ltd.	5,700	63,718
Kurita Water Industries, Ltd.	1,581	32,447
Kyocera Corp.	2,462	190,501
KYOWA HAKKO KOGYO COMPANY, LTD.	4,523	30,455
Kyushu Electric Power	5,769	134,016
Lawson, Inc. (a)	969	35,289
LeoPalace21 Corp.	1,798	62,024
Mabuchi Motor Company, Ltd. (a)	482	28,792
Makita Corp. (a)	1,857	58,708
Marubeni Corp.	21,798	116,124
Marui Company, Ltd.	4,436	69,036
Matsui Securities Company, Ltd. (a)	1,300	12,296
Matsumotokiyoshi Company, Ltd. (a)	652	16,570
Matsushita Electric Industrial Company, Ltd.	29,607	624,435
Matsushita Electric Works, Ltd. (a)	4,819	53,491
Mediceo Holdings Company, Ltd. (a)	2,310	41,255
Meiji Dairies Corp. (a)	4,114	28,707
Meiji Seika Kaisha, Ltd. (a)	4,466	22,739
Meitec Corp. (a)	617	20,099
Millea Holdings, Inc.	23	427,842
Minebea Company, Ltd. (a)	5,523	30,050
Mitsubishi Chemical Holdings Corp, ADR	18,500	115,519
Mitsubishi Corp.	20,444	407,969
Mitsubishi Electric Corp.	29,027	232,459
Mitsubishi Estate Company, Ltd.	17,218	365,397
Mitsubishi Gas & Chemicals Company, Inc.	6,171	70,707
Mitsubishi Heavy Industries, Ltd.	47,063	203,040

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Logistc Corp. (a)	2,057	$32,192
Mitsubishi Materials Corp. (a)	13,980	59,580
Mitsubishi Rayon Company, Ltd. (a)	7,990	65,034
Mitsubishi Securities Company, Ltd.	4,000	51,561
Mitsubishi UFJ Financial Group, Inc.	131	1,830,488
Mitsui & Company, Ltd.	23,389	330,087
Mitsui Chemicals, Inc. (a)	8,990	58,648
Mitsui Engineering & Shipbuilding
Company, Ltd. * (a)	10,638	32,516
Mitsui Fudosan Company, Ltd.	11,752	255,043
Mitsui Mining & Smelting Company, Ltd.	7,990	47,101
Mitsui O.S.K. Lines, Ltd. (a)	17,513	118,991
Mitsui Sumitomo Insurance Company, Ltd.	18,741	235,193
Mitsui Trust Holdings, Inc.	7,990	95,946
Mitsukoshi, Ltd. (a)	5,171	23,618
Mitsumi Electric Company, Ltd. (a)	599	7,083
Mizuho Financial Group, Inc.	145	1,227,064
Murata Manufacturing Company, Ltd.	2,996	194,404
Namco Bandai Holdings, Inc. (a)	3,367	51,135
NEC Corp.	30,617	163,105
NEC Electronics Corp. (a)	652	20,897
Net One Systems Company, Ltd. (a)	5	9,301
NGK Insulators, Ltd. (a)	4,171	48,738
NGK Spark Plug Company, Ltd. (a)	2,762	55,479
NHK Spring Company, Ltd. (a)	2,000	23,003
NICHIREI Corp.	4,466	23,870
Nidec Corp.	1,686	120,739
Nikko Cordial Corp. (a)	12,956	165,649
Nikon Corp. (a)	4,819	84,087
Nintendo Company, Ltd.	1,492	250,176
Nippon Building Fund, Inc. (a)	7	67,857
Nippon Electric Glass Company, Ltd.	3,000	60,128
Nippon Express Company, Ltd. (a)	11,809	63,735
Nippon Kayaku Company, Ltd.	2,409	20,050
Nippon Light Metal Company, Ltd. (a)	7,876	21,529
NIPPON MEAT PACKERS, Inc. (a)	2,762	31,985
Nippon Mining Holdings, Inc.	12,132	102,031
Nippon Oil Corp.	19,094	139,405
Nippon Paper Group, Inc. (a)	14	57,220
Nippon Sheet Glass Company, Ltd. (a)	5,171	28,722
Nippon Shokubai Company, Ltd.	2,409	29,433
Nippon Steel Corp. (a)	93,536	353,706
Nippon Telegraph & Telephone Corp.	80	391,948
Nippon Yusen Kabushiki Kaisha (a)	14,923	96,963
Nippon Zeon Company (a)	2,409	28,654
Nishimatsu Construction Company, Ltd. (a)	4,114	15,341
Nishi-Nippon City Bank, Ltd. (a)	7,000	33,501
Nissan Chemical Industries, Ltd.	2,762	34,397
Nissan Motor Company, Ltd.	34,390	375,420
Nisshin Seifun Group, Inc.	3,114	34,674
Nisshin Steel Company (a)	12,047	38,717
Nisshinbo Industries, Inc.	2,409	26,340

The accompanying notes are an integral part of the financial statements. 58

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nissin Food Products Company, Ltd. (a)	1,316	$46,432
Nitori Company, Ltd.	818	39,791
Nitto Denko Corp.	2,532	180,217
NOK Corp. (a)	1,492	43,260
Nomura Real Estate Office Fund, Inc.	3	23,737
Nomura Research Institute, Ltd. (a)	311	38,459
Nomura Securities Company, Ltd. (a)	26,907	504,044
NSK, Ltd.	6,285	52,089
NTN Corp. (a)	6,228	49,224
NTT Data Corp. (a)	18	77,813
NTT DoCoMo, Inc.	279	409,345
NTT Urban Development Corp. (a)	3	23,370
Obayashi Corp. (a)	8,638	59,370
OBIC Company, Ltd. (a)	120	24,250
Odakyu Electric Railway Company (a)	9,695	62,486
Oji Paper Company, Ltd.	11,809	67,138
Oki Electric Industry Company, Ltd. (a)	9,638	22,726
Okuma Holdings, Inc. *	3,000	33,850
Okumura Corp. (a)	2,114	11,742
Olympus Optical Company, Ltd. (a)	3,466	92,624
Omron Corp.	3,361	85,562
Onward Kashiyama Company, Ltd. (a)	2,409	37,049
Oracle Corp. - Japan (a)	552	25,791
Oriental Land Company, Ltd. (a)	693	38,976
Orix Corp.	1,296	316,346
Osaka Gas Company, Ltd.	30,845	99,131
Otsuka Corp. *	300	33,798
Park24 Company, Ltd. * (a)	800	23,545
Pioneer Electronic Corp. (a)	2,321	37,418
Promise Company, Ltd.	1,269	73,477
Q.P. Corp.	987	9,370
Rakuten, Inc. (a)	97	57,604
Resona Holdings, Inc. * (a)	68	214,384
Ricoh Company, Ltd.	10,399	203,884
Rinnai Corp. (a)	352	9,315
Rohm Company, Ltd.	1,627	145,358
Ryohin Keikaku Company, Ltd.	311	25,476
Sanken Electric Company (a)	2,057	26,156
SANKYO Company, Ltd. (a)	693	43,999
Santen Pharmaceutical Company, Ltd.	900	21,379
Sanwa Shutter Corp. (a)	1,762	10,371
Sanyo Electric Company, Ltd. * (a)	23,151	49,939
Sapporo Hokuyo Holdings, Inc.	4	41,920
Sapporo Holdings (a)	3,466	17,526
SBI E*Trade Securities Compnay, Ltd.	15	20,043
SBI Holdings, Inc. (a)	114	50,277
Secom Company, Ltd.	3,290	155,442
Sega Sammy Holdings, Inc.	2,892	107,088
Seiko Epson Corp. (a)	1,422	38,746
Seino Transportation Company, Ltd. (a)	2,409	25,414
Sekisui Chemical Company, Ltd.	7,228	62,366
Sekisui House, Ltd.	8,638	118,513

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Seven & I Holdings Company, Ltd.	12,281	$404,344
SFCG Company, Ltd.	70	15,894
Sharp Corp.	14,218	224,498
Shimachu Company, Ltd.	723	18,879
Shimamura Company, Ltd. (a)	276	30,226
Shimano, Inc. (a)	969	29,619
Shimizu Corp.	8,695	48,675
Shin-Etsu Chemical Company, Ltd.	6,011	326,522
Shinko Electric Industries Company, Ltd.	1,200	34,793
Shinko Securities Company, Ltd.	8,000	33,815
Shinsei Bank, Ltd.	21,094	133,559
Shionogi & Company, Ltd. (a)	4,523	80,581
Shiseido Company, Ltd. (a)	5,523	108,285
Shizuoka Bank, Ltd. (a)	8,342	90,046
Showa Denko K.K. (a)	15,161	67,394
Showa Shell Sekiyu K.K. (a)	2,255	26,448
Skylark Company, Ltd. (a)	1,405	30,614
SMC Corp.	864	122,162
SOFTBANK Corp. (a)	11,388	255,100
Sojitz Holdings Corp. * (a)	4,291	16,938
Sompo Japan Insurance, Inc.	13,104	183,105
Sony Corp.	15,342	676,626
Stanley Electric Corp. (a)	2,308	47,569
Sumco Corp *	700	39,859
Sumitomo Bakelite Company, Ltd. (a)	2,762	25,906
Sumitomo Chemical Company, Ltd.	23,446	195,341
Sumitomo Corp.	15,866	209,090
Sumitomo Electric Industries, Ltd.	11,299	165,383
Sumitomo Heavy Industries, Ltd.	7,990	73,826
Sumitomo Metal Industries, Ltd.	61,577	253,826
Sumitomo Metal Mining Company, Ltd.	8,285	107,954
Sumitomo Mitsui Financial Group, Inc.	90	951,050
Sumitomo Osaka Cement Company, Ltd. (a)	6,523	20,052
Sumitomo Realty &
Development Company, Ltd. (a)	5,876	144,713
Sumitomo Rubber Industries, Inc. (a)	2,000	21,990
Sumitomo Trust & Banking Company, Ltd.	19,446	212,283
Suruga Bank, Ltd.	3,114	41,935
Suzuken Company, Ltd. (a)	1,123	44,526
T&D Holdings, Inc. (a)	3,491	282,012
TAIHEIYO CEMENT CORP. (a)	12,809	47,207
Taisei Corp.	12,866	46,967
Taisho Pharmaceuticals Company, Ltd.	2,762	54,152
Taiyo Nippon Sanso Corp. (a)	3,819	30,284
Taiyo Yuden Company, Ltd. (a)	2,057	26,102
Takara Holdings (a)	3,409	19,917
Takashimaya Company, Ltd. (a)	3,819	47,894
Takeda Pharmaceutical Company, Ltd.	13,449	836,268
Takefuji Corp.	1,736	103,397
Tanabe Seiyaku Company, Ltd.	3,000	36,889
TDK Corp.	1,868	141,929
Teijin, Ltd.	12,104	76,743

The accompanying notes are an integral part of the financial statements. 59

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Terumo Corp.	2,403	$80,166
The 77th Bank, Ltd. (a)	4,523	31,482
The Bank of Yokohama, Ltd.	17,684	136,678
The Japan Steel Works, Ltd. (a)	5,000	34,234
The Tokyo Electric Power Company, Ltd.	17,667	487,557
THK Company, Ltd. (a)	1,681	50,061
TIS, Inc. (a)	817	22,832
Tobu Railway Company, Ltd. (a)	11,752	56,038
Toda Corp. (a)	1,762	8,510
Toho Company, Ltd.	2,133	42,565
Toho Titanium Company, Ltd. *	500	26,986
Tohoku Electric Power Company, Inc.	6,680	146,429
Tokuyama Corp. (a)	4,000	59,386
Tokyo Broadcasting Company, Ltd.	352	8,469
Tokyo Electron, Ltd.	2,532	176,901
Tokyo Gas Company, Ltd.	34,835	163,976
Tokyo Seimitsu Company, Ltd. (a)	600	31,125
Tokyo Steel Manufacturing Company, Ltd.	1,800	39,378
Tokyo Style Company, Ltd.	705	8,380
Tokyo Tatemono Company, Ltd. (a)	4,000	42,828
Tokyu Corp.	12,866	75,058
Tokyu Land Corp.	6,171	48,019
TonenGeneral Sekiyu K.K. (a)	4,171	42,837
Toppan Printing Company, Ltd. (a)	8,990	101,594
Toray Industries, Inc.	20,389	176,816
Toshiba Corp. (a)	44,711	291,683
Tosoh Corp.	6,228	24,802
Toto, Ltd. (a)	4,171	39,850
Toyo Seikan Kaisha, Ltd. (a)	2,509	45,467
Toyo Suisan Kaisha, Ltd. (a)	1,705	26,683
Toyobo Company, Ltd. (a)	8,933	25,277
Toyoda Gosei Company, Ltd. (a)	1,134	22,729
Toyota Industries Corp.	3,090	121,975
Toyota Motor Corp.	43,547	2,278,036
Toyota Tsusho Corp. (a)	3,000	71,918
Trend Micro, Inc. (a)	1,733	58,420
Ube Industries, Ltd.	16,037	46,358
UNI Charm Corp.	658	36,318
Uniden Corp.	705	7,782
UNY Company, Ltd.	2,762	40,692
Ushio, Inc.	1,457	30,729
USS Company, Ltd.	393	25,947
Wacoal Corp. (a)	2,057	28,815
West Japan Railway Company, Ltd.	27	112,004
Yahoo Japan Corp. (a)	235	124,370
Yakult Honsha Company, Ltd. (a)	1,557	42,289
Yamada Denki Company, Ltd.	1,216	123,931
Yamaha Corp. (a)	2,826	53,062
Yamaha Motor Company, Ltd. (a)	2,791	72,880
Yamato Transport Company, Ltd. (a)	5,580	98,925
Yamazaki Baking Company, Ltd.	1,409	12,613
Yaskawa Electric Corp. (a)	3,000	34,846

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp. (a)	3,014	$42,931

		41,492,744
Korea - 0.00%
LG Philips LCD Company, Ltd., ADR * (a)	487	8,824
Luxembourg - 0.25%
Arcelor SA	7,773	374,862
Tenaris SA, ADR	4,080	165,199

		540,061
Malaysia - 0.35%
AirAsia BHD *	13,200	5,389
AMMB Holdings BHD	21,600	14,813
Berjaya Sports Toto BHD *	10,500	13,888
British American Tobacco Malaysia Berhad	2,000	21,500
Bursa Malaysia BHD	4,900	7,668
Commerce Asset Holdings	33,900	54,893
DRB-Hicom BHD	9,800	3,814
Gamuda BHD	8,900	8,332
Genting Berhad	5,400	34,829
Golden Hope Plantations BHD	6,800	7,550
Guinness Anchor BHD	2,200	3,263
Hong Leong Bank BHD	7,400	10,271
Hong Leong Credit BHD	3,400	4,293
IGB Corp. BHD	10,700	3,960
IJM Corp. BHD *	5,300	8,077
IOI Corporation Berhad	9,800	38,139
IOI Properties BHD	1,400	3,067
KLCC Property Holdings BHD *	6,800	3,905
Kuala Lumpur Kepong Berhad *	3,900	10,348
Lafarge Malayan Cement BHD	18,900	3,806
Magnum Corp BHD	13,600	6,773
Malakoff BHD	8,400	22,175
Malayan Bank Berhad	29,100	84,738
Malaysian Airline System BHD	4,200	3,063
Malaysian Pacific Industries	1,400	3,810
Maxis Communications Berhard	13,500	31,413
Media Prima BHD *	8,000	3,527
MISC BHD	17,300	36,253
MMC Corp BHD	4,900	4,267
Mulpha International BHD *	12,300	3,850
OYL Industries BHD	10,800	16,312
Petronas Dagangan BHD *	4,000	4,441
Petronas Gas Berhad *	6,200	14,511
PLUS Expressways BHD	23,400	17,003
POS Malaysia & Services Holdings BHD *	4,900	5,974
PPB Group BHD	7,500	8,164
Proton Holdings BHD *	4,000	5,661
Public Bank Berhad	16,000	27,432
Resorts World Berhad	7,600	24,199
RHB Capital BHD	10,100	7,559
Road Builder M Holdings BHD	6,400	3,797

The accompanying notes are an integral part of the financial statements. 60

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Shell Refining Company Federation of Malaya
BHD *	2,400	$6,597
Sime Darby Berhard	22,900	34,277
SP Setia BHD *	7,600	7,818
Star Publications Malaysia BHD	7,100	6,763
Tanjong PLC	3,500	12,859
Telekom Malaysia BHD	13,100	32,264
Tenaga Nasional BHD	15,600	39,058
Transmile Group BHD *	2,000	6,967
UMW Holdings Berhad *	3,200	6,575
YTL Corp. BHD	9,800	12,962

		762,867
Mexico - 0.80%
Alfa SA de CV	5,202	26,264
America Movil SA de CV (a)	299,219	502,339
Carso Infraestructura y Construccion SA de
CV * (a)	11,400	6,918
Cemex SA de CV *	52,435	300,323
Coca-Cola Femsa SA de CV	4,453	13,255
Consorcio ARA SA de CV	2,715	11,233
Controladora Comercial Mexicana SA de CV	5,129	8,734
Corp GEO SA de CV *	5,852	19,483
Desarrolladora Homex SA de CV *	2,400	13,221
Empresas ICA Sociedad
Controladora SA de CV *	5,900	16,726
Fomento Economico Mexicano SA de CV	11,285	94,978
Grupo Aeroportuario del Pacifico SA de CV (a)	6,600	21,523
Grupo Aeroportuario del Sureste SA de CV	3,792	12,863
Grupo Bimbo SA de CV (a)	4,358	13,123
Grupo Carso SA de CV (a)	11,588	26,897
Grupo Financiero Banorte SA de CV	20,959	48,834
Grupo Mexico SA	16,579	47,589
Grupo Modelo SA	8,417	32,326
Grupo Televisa SA (a)	37,083	144,553
Industrias Penoles SA de CV	1,498	9,701
Kimberly-Clark de Mexico SA de CV	7,000	22,276
Telefonos de Mexico SA de CV (a)	176,266	185,517
TV Azteca SA de CV * (a)	18,347	12,434
Urbi Desarrollos Urbanos SA de CV *	6,300	14,679
Wal-Mart de Mexico SA	50,004	140,431

		1,746,220
Netherlands - 4.18%
ABN AMRO Holdings NV	27,618	754,889
Aegon NV	21,960	375,184
Akzo Nobel NV	4,160	224,117
ASML Holding NV *	7,260	146,951
Buhrmann NV (a)	1,716	24,866
Corio NV	584	36,291
DSM NV	2,227	92,658
Euronext NV	1,262	118,207
Fugro NV (a)	808	34,816
Getronics NV (a)	1,810	19,452

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Hagemeyer NV * (a)	7,504	$34,616
Heineken NV	3,677	155,760
ING Groep NV	28,509	1,119,501
Koninklijke (Royal) KPN NV	29,557	331,993
Koninklijke (Royal) Philips Electronics NV	19,044	594,514
Koninklijke Ahold NV *	23,826	206,729
Oce-Van Der Grinten NV (a)	1,272	18,660
Randstad Holdings NV	655	38,368
Reed Elsevier NV	10,558	158,661
Rodamco Europe NV	834	81,688
Royal Dutch Shell PLC, A Shares (a)	58,495	1,968,196
Royal Dutch Shell PLC, B Shares	40,918	1,430,488
Royal Numico NV	2,645	118,623
SBM Offshore NV	2,230	59,377
TNT Post Group NV	6,329	226,289
Unilever NV (a)	26,597	602,592
Vedior NV	2,405	50,462
Wereldhave NV	301	29,251
Wolters Kluwer NV	4,463	105,335

		9,158,534
New Zealand - 0.10%
Auckland International Airport, Ltd.	13,983	18,494
Contact Energy, Ltd.	4,121	17,884
Fisher & Paykel Appliances Holdings, Ltd.	3,187	8,955
Fisher & Paykel Healthcare Corp.	6,893	18,107
Fletcher Building, Ltd.	6,806	37,954
Kiwi Income Property Trust	9,563	7,985
Sky City Entertainment Group, Ltd.	6,237	20,528
Sky Network Television, Ltd. (a)	2,789	9,774
Telecom Corp. of New Zealand, Ltd.	30,013	73,904
Tower, Ltd. * (a)	3,657	7,668
Vector, Ltd.	3,181	4,731
Warehouse Group, Ltd.	1,987	6,007

		231,991
Norway - 0.69%
Acergy SA * (a)	3,114	47,391
Aker Kvaerner ASA (a)	441	41,366
Den Norske Bank ASA	10,799	133,991
DET Norske Oljeselskap * (a)	14,000	28,108
Norsk Hydro ASA	11,470	303,978
Norske Skogindustrier ASA	2,671	39,147
Ocean RIG ASA * (a)	2,890	20,285
Orkla ASA (a)	3,082	142,815
Petrojarl ASA *	923	6,078
Petroleum Geo-Services ASA *	923	52,036
Prosafe ASA (a)	550	33,569
Schibsted ASA (a)	829	22,103
Statoil ASA	10,529	298,488
Stolt-Nielsen SA (a)	600	14,070
Storebrand ASA (a)	3,878	40,020
Tandberg ASA	2,036	16,841

The accompanying notes are an integral part of the financial statements. 61

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Tandberg Television ASA * (a)	1,200	$19,901
Telenor ASA (a)	12,409	149,981
TGS Nopec Geophysical Company ASA * (a)	1,600	28,269
Tomra Systems ASA (a)	2,667	21,633
Yara International ASA (a)	3,291	43,873

		1,503,943
Peru - 0.06%
Cia de Minas Buenaventura SA	1,306	35,940
Credicorp SA	704	20,909
Minsur SA	5,102	6,809
Southern Peru Copper Corp.	600	53,520
Volcan Compania Minera SA, CMN Series B *	4,838	7,644

		124,822
Philippines - 0.05%
Ayala Corp.	1,410	9,838
Ayala Land, Inc.	59,000	12,795
Banco De Oro	3,700	2,163
Bank of the Philippine Islands	14,760	13,917
Equitable PCI Bank Corp. *	3,900	5,405
First Philippine Holdings Corp.	3,000	2,546
Globe Telecommunications, Inc.	360	6,313
Jollibee Foods Corp.	4,700	2,747
Manila Electric Company *	4,400	1,846
Metropolitan Bank & Trust Company	6,700	4,296
Petron Corp.	25,000	1,839
Philippine Long Distance Telephone Company	590	20,360
San Miguel Corp.	5,600	7,709
SM Investments Corp.	1,820	7,344
SM Prime Holdings, Ltd.	48,000	7,060

		106,178
Poland - 0.22%
Agora SA	482	5,267
Bank BPH SA	131	28,792
Bank Pekao SA	1,265	75,466
Bank Zachodni WBK SA	335	18,828
Boryszew SA	430	2,862
BRE Bank SA *	134	7,552
Budimex SA *	119	2,081
Computerland SA	64	2,130
Debica SA	65	1,225
Globe Trade Centre SA *	92	7,655
Grupa Kety SA	137	5,420
KGHM Polska Miedz SA	1,675	56,799
Mondi Packaging Paper Swiecie SA	197	3,773
Orbis SA	395	5,370
Polish Oil & Gas Company *	17,588	18,610
Polska Grupa Farmaceutyczna SA	156	3,135
Polski Koncern Naftowy Orlen SA	4,549	75,700
Powszechna Kasa Oszczednosci Bank
Polski SA	6,080	70,633
Prokom Software SA	161	6,243

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Softbank SA	143	$1,621
Telekomunikacja Polska SA	10,638	66,803
TVN SA *	393	11,846

		477,811
Portugal - 0.25%
Banco BPI, SA	4,784	36,313
Banco Comercial dos Acores, SA	30,622	86,869
Banco Espirito Santo SA	3,235	43,571
Brisa Auto Estrada, SA	5,179	54,003
Cimpor-Cimentos De Portugal, SA	3,179	21,164
Electricidade De Portugal, SA	28,642	112,362
Jeronimo Martins, SGPS, SA	500	8,530
Portugal Telecom, SGPS, SA	11,873	143,223
PT Multimedia.com, SGPS, SA	1,010	11,680
Sonae Industria SGPS SA New *	808	6,946
Sonae, SGPS, SA	14,173	21,190

		545,851
Russia - 1.19%
AFK Sistema, Reg. S, Spons. GDR	1,700	34,170
Gazprom, ADR	18,486	777,336
JSC MMC Norilsk Nickel, ADR	1,292	167,960
Lukoil Oil Company, ADR	7,352	611,686
Mechel Steel Group, ADR	419	9,381
Mobile Telesystems, ADR	3,476	102,334
NovaTek OAO, ADR	1,332	58,608
Novolipetsk Steel, ADR	1,963	43,186
Polyus Gold Company, ADR *	1,123	48,289
RAO Unified Energy System, ADR (a)	1,418	97,984
Rostelecom, ADR (a)	1,097	31,813
Sberbank of Russian Federation, ADR	687	117,134
Sibirtelecom, ADR *	74	3,730
Surgutneftegaz, ADR for PFD Shares (a)	1,210	127,050
Surgutneftegaz, ADR (a)	2,534	185,235
Tatneft, ADR (a)	1,186	91,322
UralsvyAzinform, ADR (a)	696	4,635
VolgaTelecom, ADR *	636	3,905
Vympel Communicatii, ADR * (a)	1,582	72,487
Wimm-Bill-Dann Foods OJSC, ADR (a)	323	12,646

		2,600,891
Singapore - 0.68%
Allgreen Properties, Ltd.	7,580	6,031
Ascendas, REIT * (a)	15,469	18,756
CapitaLand, Ltd. *	18,275	51,934
CapitaMall Trust * (a)	12,658	16,947
Chartered Semiconductor
Manufacturing, Ltd. * (a)	14,570	12,422
City Developments, Ltd.	8,285	48,920
ComfortDelGro Corp., Ltd. (a)	28,731	27,760
Cosco Corp. Singapore, Ltd. (a)	10,000	7,957
Creative Technology, Ltd. (a)	846	4,701
DBS Group Holdings, Ltd. (a)	17,684	202,135

The accompanying notes are an integral part of the financial statements. 62

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Fraser and Neave, Ltd.	14,900	$37,638
Haw Par Corp., Ltd.	1,877	6,756
Jardine Cycle and Carriage, Ltd.	2,439	15,403
Keppel Corp., Ltd.	8,990	83,456
Keppel Land, Ltd. (a)	5,876	14,991
K-REIT Asia *	1,175	943
Neptune Orient Lines, Ltd.	7,638	8,730
Olam International, Ltd.	8,000	7,275
Oversea-Chinese Banking Corp., Ltd.	39,752	165,686
Parkway Holdings, Ltd.	8,695	13,563
SembCorp Industries, Ltd.	13,604	27,835
SembCorp Marine, Ltd.	7,638	14,470
Singapore Airlines, Ltd.	8,990	72,102
Singapore Exchange, Ltd. (a)	11,399	25,339
Singapore Land, Ltd. (a)	2,409	9,584
Singapore Petroleum Company, Ltd.	2,000	6,378
Singapore Post, Ltd.	21,151	14,426
Singapore Press Holdings, Ltd. (a)	25,441	66,193
Singapore Technologies Engineering, Ltd.	21,798	39,783
Singapore Telecommunications, Ltd.	119,373	191,479
SMRT Corporation, Ltd. (a)	8,990	6,359
ST Assembly Test Services, Ltd. * (a)	18,866	11,855
Suntec Real Estate Investment Trust * (a)	12,809	10,030
United Overseas Bank, Ltd.	19,037	187,545
United Overseas Land, Ltd. (a)	8,531	15,408
Venture Corp., Ltd.	3,466	23,202
Want Want Holdings Company, Ltd.	5,000	6,750
Wing Tai Holdings, Ltd. (a)	7,228	6,482

		1,487,224
South Africa - 1.18%
African Bank Investments, Ltd.	7,135	27,881
Alexander Forbes, Ltd. *	4,441	9,052
Allan Gray Property Trust	15,364	10,296
Anglo Platinum, Ltd.	1,059	111,621
AngloGold Ashanti, Ltd.	2,141	106,105
Aspen Pharmacare Holdings, Ltd.	3,157	16,087
Aveng, Ltd.	6,002	17,973
AVI, Ltd.	5,243	10,101
Barloworld, Ltd.	3,403	57,485
Bidvest Group, Ltd. *	4,187	57,722
Consol, Ltd.	4,978	9,069
Edgars Consolidated Stores, Ltd.	7,680	31,039
Ellerine Holdings, Ltd.	1,837	16,798
FirstRand, Ltd.	45,341	106,975
Foschini, Ltd.	3,375	21,556
Gold Fields, Ltd.	6,344	143,477
Grindrod, Ltd.	5,436	8,841
Harmony Gold Mining Company, Ltd. *	5,432	86,527
Impala Platinum Holdings, Ltd.	1,026	189,046
Imperial Holdings, Ltd. *	2,934	55,297
Investec, Ltd.	546	24,377

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
JD Group, Ltd.	2,665	$24,697
Kumba Resources, Ltd.	908	16,226
Liberty Group, Ltd.	1,881	18,907
Massmart Holdings, Ltd.	2,854	18,726
Metropolitan Holdings, Ltd.	8,822	14,533
Mittal Steel South Africa, Ltd.	3,195	33,342
MTN Group, Ltd.	21,455	158,449
Murray & Roberts Holdings, Ltd.	4,586	16,262
Nampak, Ltd.	8,659	22,062
Naspers, Ltd.	4,835	82,262
Nedbank Group, Ltd.	3,238	51,086
Network Healthcare Holdings, Ltd. *	18,064	24,184
Pick'n Pay Stores, Ltd.	3,355	13,630
Pretoria Portland Cement Company, Ltd.	214	10,979
Reunert, Ltd.	2,871	26,053
Sanlam, Ltd.	36,294	73,470
Sappi, Ltd.	3,230	39,772
Sasol, Ltd.	9,293	356,774
Shoprite Holdings, Ltd.	6,043	21,428
Spar Group, Ltd.	2,679	12,922
Standard Bank Group, Ltd.	19,582	210,500
Steinhoff International Holdings, Ltd. *	13,457	40,110
Super Group, Ltd.	5,037	8,438
Telkom SA, Ltd. *	3,975	73,246
Tiger Brands, Ltd.	2,621	52,508
Tongaat-Hulett Group, Ltd.	782	10,273
Truworths International, Ltd.	7,631	22,905
Woolworths Holdings, Ltd.	12,608	24,114

		2,595,183
South Korea - 2.21%
Cheil Industries, Inc.	720	25,119
CJ Corp.	290	31,789
Daegu Bank	1,970	35,299
Daelim Industrial Company	420	26,384
Daewoo Engineering & Construction
Company, Ltd.	2,390	34,008
Daewoo International Corp.	680	24,226
Daewoo Securities Company, Ltd.	1,810	27,854
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	1,480	43,523
Daishin Securities Company, Ltd.	690	12,618
Dongbu Insurance Company, Ltd.	590	14,801
Doosan Infracore Company, Ltd.	970	16,052
GS Engineering & Construction Corp.	560	36,241
Hana Financial Group, Inc.	1,730	81,326
Hanjin Heavy Industries & Construction
Company, Ltd.	740	19,811
Hanjin Shipping Company, Ltd.	870	20,770
Hite Brewery Company, Ltd.	160	16,004
Hyundai Autonet Company, Ltd. *	1,530	16,691
Hyundai Department Store Company, Ltd.	240	18,542
Hyundai Development Company	1,000	43,215

The accompanying notes are an integral part of the financial statements. 63

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering & Construction
Company, Ltd. *	610	$27,968
Hyundai Heavy Industries	700	78,577
Hyundai Marine & Fire
Insurance Company, Ltd.	1,180	16,542
Hyundai Mipo Dockyard	190	19,025
Hyundai Mobis	850	71,942
Hyundai Motor Company	2,310	196,243
Hyundai Securities Company, Ltd.	1,800	20,680
Kangwon Land, Inc.	1,690	28,857
KCC Corp.	80	19,394
Kia Motors Corp.	2,950	50,527
Kookmin Bank, ADR	914	75,917
Kookmin Bank	4,170	342,830
Korea Electric Power Corp., ADR	1,424	26,999
Korea Electric Power Corp.	3,180	117,815
Korea Exchange Bank *	1,580	18,902
Korea Investment Holdings Company, Ltd.	600	19,605
Korea Zinc Company, Ltd.	200	15,684
Korean Air Lines Company, Ltd.	570	21,028
Korean Reinsurance Company	1,230	13,807
KT & G Corp.	1,730	101,019
KT Corp., Sponsored ADR	716	15,358
KT Corp.	1,760	72,626
KT Freetel Company, Ltd.	1,520	47,583
LG Chem, Ltd.	720	25,043
LG Electronics, Inc.	1,430	86,667
LG Household & Health Care, Ltd.	180	15,538
LG International Corp.	890	20,825
LG Philips LCD Company, Ltd. *	1,150	42,788
Lotte Chilsung Beverage Company, Ltd.	10	12,121
Lotte Confectionery Company, Ltd.	10	12,596
Lotte Shopping Company	130	50,561
Mirae Asset Securities Company, Ltd.	250	13,939
NCSoft Corp. *	240	13,787
NHN Corp. *	191	66,435
Nong Shim Company, Ltd.	50	13,175
Orion Corp.	60	16,316
Pacific Corp.	80	13,154
POSCO, SADR	770	51,513
POSCO	930	249,470
Pusan Bank	1,980	25,252
S1 Corp.	320	14,368
Samsung Corp.	2,040	56,013
Samsung Electro-Mechanics Company *	940	32,398
Samsung Electronics Company, Ltd., GDR	620	194,835
Samsung Electronics Company, Ltd.	1,470	934,293
Samsung Engineering Company, Ltd.	510	22,738
Samsung Fire & Marine
Insurance Company, Ltd.	560	75,257
Samsung Heavy Industries Company, Ltd.	2,660	61,401
Samsung SDI Company, Ltd.	530	36,423

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Samsung Securities Company, Ltd.	830	$44,704
Samsung Techwin Company, Ltd.	750	20,593
Shinhan Financial Group Company, Ltd., ADR (a)	305	28,823
Shinhan Financial Group Company, Ltd.	2,770	129,924
Shinsegae Company, Ltd.	220	110,145
SK Corp.	1,660	106,730
SK Telecom Company, Ltd., ADR	977	22,881
SK Telecom Company, Ltd.	500	107,510
S-Oil Corp.	700	49,507
The Hancook Tire Company, Ltd.	1,710	20,096
Tong Yang Investment Bank *	1,340	17,443
Woongjin Coway Company, Ltd.	690	15,127
Woori Investment & Securities Company, Ltd.	1,460	30,547
Yuhan Corp.	120	18,403

		4,842,540
Spain - 2.88%
Abertis Infraestructuras SA	3,232	75,618
Acciona SA	432	67,044
Acerinox SA (a)	2,526	43,770
ACS Actividades SA (a)	3,585	149,390
Aguas De Barcelona SA-Class A (a)	676	18,771
Altadis SA, Series A (a)	4,010	189,390
Antena 3 de Television SA (a)	1,160	26,474
Banco Bilbao Vizcaya Argentaria SA (a)	49,318	1,013,378
Banco Popular Espanol SA (a)	12,672	188,648
Banco Santander Central Hispano SA	88,002	1,284,218
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	2,695	35,196
Corporacion Mapfre SA	1,578	29,097
Ebro Puleva SA (a)	1,264	25,924
Endesa SA (a)	13,712	476,420
Fadesa Inmobiliaria SA	738	25,293
Fomento de Construcciones SA (a)	623	47,328
Gamesa Corporation Tecno SA (a)	2,590	55,470
Gas Natural SDG SA (a)	2,546	77,659
Grupo Ferrovial SA (a)	927	70,719
Iberdrola SA (a)	12,021	413,673
Iberia Lineas Aereas de Espana SA (a)	6,872	17,738
Indra Sistemas SA (a)	1,864	36,562
Industria de Diseno Textil SA	3,263	137,514
Inmobiliaria Colonial SA	424	33,646
Metrovacesa SA (a)	823	74,248
NH Hoteles SA (a)	1,119	20,047
Promotora de Informaciones SA (a)	1,108	17,769
Repsol SA (a)	13,568	388,195
Sacyr Vallehermoso SA (a)	1,555	51,906
Sociedad General de Aguas de Barcelona SA *	6	165
Sogecable SA * (a)	522	15,002
Telefonica Publicidad e Informacion SA (a)	2,365	25,597
Telefonica SA	64,873	1,079,332
Union Fenosa SA (a)	1,951	75,441

The accompanying notes are an integral part of the financial statements. 64

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Zeltia SA * (a)	2,496	$18,340

		6,304,982
Sweden - 1.76%
Alfa Laval AB (a)	1,417	42,325
Assa Abloy AB, Series B (a)	4,301	72,132
Atlas Copco AB, Series A	4,789	132,755
Atlas Copco AB, Series B	3,020	78,275
Axfood AB (a)	512	14,690
Billerud Aktibolag AB (a)	793	10,497
Boliden AB (a)	4,000	73,460
Capio AB *	1,679	30,020
Castellum AB	2,152	21,998
D. Carnegie & Company AB (a)	527	9,642
Electrolux AB, Series B (a)	3,824	55,122
Elekta AB, Series B	1,228	20,765
Eniro AB (a)	2,366	24,841
Ericsson LM, Series B	214,750	708,412
Fabege AB (a)	1,152	21,396
Getinge AB, Series B (a)	2,531	42,974
Hennes & Mauritz AB, Series B	6,868	265,589
Hoganas AG, B Shares (a)	447	11,090
Holmen AB, Series B	729	29,403
Husqvarna AB, B Shares *	3,824	45,979
Kungsleden AB	2,025	23,717
Lundin Petroleum AB, Series A * (a)	2,322	28,080
Modern Times Group AB, Series B *	796	41,760
Modern Times Group AB *	796	2,487
Nobel Biocare AG *	53	3,284
Nobia AB	700	22,703
Nordea Bank AB	31,198	371,878
OMX AB (a)	1,175	21,009
Oriflame Cosmetics AB	464	15,403
Sandvik AB (a)	15,100	175,282
SAS AB * (a)	1,346	14,132
Scania AB, Series B	1,387	62,864
Securitas AB, B Shares	4,301	82,267
Skandinaviska Enskilda Banken AB, Series A (a)	6,933	164,802
Skanska AB, Series B	5,841	89,864
SKF AB, Series B	6,048	95,145
Ssab Svenskt Stal AB, Series A	2,502	49,764
Ssab Svenskt Stal AB, Series B	846	15,947
Svenska Cellulosa AB, Series B	2,708	111,664
Svenska Handelsbanken AB, Series A	7,761	199,543
Swedish Match AB (a)	4,847	77,930
Tele2 AB, Series B (a)	4,687	47,261
Telelogic AB * (a)	3,000	6,653
Teliasonera AB	28,057	159,052
Trelleborg AB, Series B (a)	1,046	17,833
Volvo AB, Series A	1,422	68,392
Volvo AB, Series B (a)	3,196	156,814
Wihlborgs Fastigheter AB	738	12,684

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
WM Data AB, Series B (a)	4,523	$13,917

		3,863,496
Switzerland - 5.47%
ABB, Ltd.	31,683	411,283
Adecco SA (a)	2,101	124,017
Ciba Specialty Chemicals Holding AG (a)	1,100	61,203
Clariant AG * (a)	3,318	47,000
Compagnie Financiere
Richemont AG, Series A	8,137	372,023
Credit Suisse Group AG (a)	18,389	1,026,907
Geberit AG	64	73,883
Givaudan AG (a)	107	84,082
Holcim, Ltd. (a)	3,188	243,879
Kudelski SA (a)	577	13,920
Kuehne & Nagel International AG	780	56,676
Kuoni Reisen Holding AG, Series B *	46	25,763
Logitech International SA, REG *	1,174	45,241
Lonza Group AG	614	42,033
Micronas Semiconductor Holding AG *	365	9,834
Nestle SA (a)	6,270	1,965,694
Nobel Biocare Holding AG, Series BR	371	87,915
Novartis AG	36,180	1,955,436
Phonak Holding AG	713	44,502
PSP Swiss Property AG *	584	30,133
Rieter Holdings AG	66	25,326
Roche Holdings AG	10,913	1,800,643
Schindler Holding AG	832	43,100
Serono AG, Series B (a)	77	53,089
SIG Holding AG *	95	20,864
Societe Generale de Surveillance Holdings AG (a)	70	66,294
Straumann Holding AG	106	26,979
Sulzer AG	56	41,879
Swatch Group AG, BR shares (a)	529	89,185
Swatch Group AG (a)	793	27,645
Swiss Re	5,453	380,421
Swisscom AG (a)	307	100,884
Syngenta AG *	1,670	221,558
Synthes AG	723	87,066
UBS AG	16,067	1,757,748
Unaxis Holding AG *	85	23,595
Zurich Financial Services AG * (a)	2,276	497,994

		11,985,694
Thailand - 0.19%
Advanced Info Service Company, Ltd.	13,100	30,896
Airports of Thailand PCL	6,500	9,539
Aromatics Thailand PCL	3,100	2,193
Bangkok Bank PCL, Foreign Shares	13,900	38,611
Bangkok Bank PCL	4,400	11,761
Bangkok Expressway PCL	4,000	2,044
Banpu PCL, Reg.	1,900	6,572
BEC World PCL	13,900	5,464

The accompanying notes are an integral part of the financial statements. 65

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
C.P. Seven Eleven PCL	20,905	$3,944
Charoen Pokphand Foods PCL	45,700	6,467
Delta Electronics Thailand PCL	4,200	1,816
Electricity Generating PCL	1,500	2,909
Hana Microelectronics PCL	8,600	5,634
Italian-Thai Development PCL	21,200	2,806
Kasikornbank PCL	4,600	7,112
Kasikornbank PCL	17,300	27,655
Kiatnakin Finance PCL	2,400	1,871
Kim Eng Securities Thailand PCL	3,000	1,706
Krung Thai Bank PCL	42,300	11,196
Land & Houses PCL, Alien MKT REG	27,800	5,464
Land & Houses PCL	19,700	3,639
National Finance PCL	10,300	3,887
Precious Shipping PCL	2,800	2,403
PTT Chemical PCL	3,218	7,126
PTT Exploration & Production PCL	20,000	55,555
PTT PCL	12,800	73,124
Ratchaburi Electricity Generating Holding PCL	4,500	4,098
Sahaviriya Steel Industries PCL *	60,400	2,026
Siam Cement PCL, Foreign Shares	4,500	27,123
Siam Cement PCL	1,700	9,533
Siam City Cement PCL	900	5,236
Siam Commercial Bank PCL	12,200	17,264
Siam Makro PCL	1,000	1,625
Sino Thai Engineering & Construction PCL	9,400	1,232
Thai Airways International PCL	8,000	8,228
Thai Union Frozen Products PCL	3,500	2,229
Tisco Finance PLC	3,100	1,820
True Corp. PCL *	26,200	5,767

		417,575
Turkey - 0.18%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	484	2,228
Akbank AS	11,509	55,168
Akcansa Cimento AS	452	1,782
Aksigorta AS	1,862	5,144
Alarko Holding AS	528	1,305
Anadolu Efes Biracilik Ve Malt Sanayii AS	847	22,971
Arcelik AS	1,513	8,636
Aygaz AS *	716	1,599
Cimsa Cimento Sanayi VE Tica AS	485	1,973
Dogan Sirketler Grubu Holdings AS	3,876	14,301
Dogan Yayin Holding AS *	3,220	10,967
Dogus Otomotiv Servis ve Ticaret AS	600	2,081
Eregli Demir ve Celik Fabrikalari TAS	3,946	18,791
Ford Otomotiv Sanayi AS	1,068	7,140
HACI Omer Sabanci Holdings, AS	6,748	18,216
Hurriyet Gazetecilik AS	2,845	5,814
Ihlas Holding AS *	4,730	2,058
Is Gayrimenkul Yatirim Ortakligi AS	2,285	3,459
KOC Holdings AS *	3,809	11,339

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Migros Turk TAS *	1,199	$9,604
Petkim Petrokimya Holding AS *	1,258	4,047
Tofas Turk Otomobil Fabrik AS	1,925	5,027
Trakya Cam Sanayi AS	797	2,151
Tupras Turkiye Petrol Rafine AS	1,318	22,029
Turk Hava Yollari AS *	509	1,750
Turk Sise ve Cam Fabrikalari AS *	2,254	6,141
Turkcell Iletisim Hizmet AS	6,595	30,157
Turkiye Garanti Bankasi AS	14,139	35,136
Turkiye Is Bankasi AS	10,300	50,672
Turkiye Vakiflar Bankasi Tao	5,754	22,501
Ulker Gida Sanayi ve Ticaret AS	1,126	2,315
Vestel Elektronik Sanayi AS *	796	1,737
Yapi ve Kredi Bankasi AS *	12,816	19,319

		407,558
United Kingdom - 17.21%
3I Group PLC	8,575	142,915
Aegis Group PLC	12,942	31,164
Aggreko PLC	4,224	22,432
Alliance Unichem PLC	3,764	71,118
AMEC PLC	5,090	29,948
Amvescap PLC	11,414	104,506
Anglo American PLC	20,921	857,871
ARM Holdings PLC	22,752	47,636
Arriva PLC	3,011	33,205
Associated British Ports Holdings PLC	4,553	76,009
AstraZeneca Group PLC	23,346	1,408,772
Astro All Asia Networks PLC, GDR *	7,600	9,349
Aviva PLC	36,407	515,238
BAA PLC	16,578	285,951
BAE Systems PLC	49,502	338,383
Barclays PLC	95,998	1,090,593
Barratt Developments PLC	3,446	60,395
BBA Group PLC	7,177	35,062
Bellway PLC	1,701	36,479
Berkeley Group Holdings PLC *	1,418	31,799
BG Group PLC	51,877	692,932
BHP Billiton PLC	37,467	726,612
BICC PLC	6,337	40,243
BOC Group PLC	7,736	226,114
Boots Group PLC	7,713	109,726
Bovis Homes Group PLC	1,490	22,120
BP PLC	307,919	3,589,233
Brambles Industries, Ltd.	10,365	82,398
Britannic Group PLC	3,359	41,607
British Airways PLC *	7,935	50,281
British American Tobacco Australasia, Ltd.	23,829	600,014
British Land Company PLC	8,080	188,666
British Sky Broadcasting Group PLC	18,219	193,168
Brixton PLC	4,007	35,503
BT Group PLC	128,158	566,860

The accompanying notes are an integral part of the financial statements. 66

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Bunzl PLC	4,925	$56,224
Burberry Group PLC	7,156	56,888
Cadbury Schweppes PLC	31,887	307,430
Capita Group PLC	9,350	79,774
Carnival PLC	2,651	107,970
Carphone Warehouse	7,329	43,020
Cattles PLC	6,017	36,626
Centrica PLC	54,205	285,853
Charter Plc *	3,022	45,059
Close Brothers Group PLC	1,950	32,842
Cobham PLC	16,127	49,791
Collins Stewart Tullett PLC	3,792	53,209
Compass Group PLC	33,318	161,537
Cookson Group PLC	2,325	22,577
Corus Group PLC	12,581	106,178
CSR PLC *	2,219	51,690
Daily Mail and General Trust PLC	4,631	52,568
Davis Service Group PLC	2,703	23,574
De La Rue PLC	2,698	27,259
Diageo PLC	41,923	704,909
Dixons Group PLC	29,139	102,893
E D & F Manitoba Treasury Management PLC	4,578	215,652
Electrocomponents PLC	6,970	29,863
EMAP PLC	3,807	59,930
EMI Group PLC	13,151	73,850
Enterprise Inns PLC	4,976	87,210
First Choice Holidays PLC	5,672	23,987
FirstGroup PLC	5,964	51,712
FKI PLC	9,996	19,774
Friends Provident Ethical Investment Trust PLC	30,339	100,259
Gallaher Group PLC	10,326	161,312
George Wimpey PLC	5,783	48,620
GKN PLC	10,314	52,056
GlaxoSmithKline PLC	86,605	2,419,277
Great Portland Estates PLC	2,278	21,057
Group 4 Securicor PLC	16,592	51,456
GUS PLC	13,489	240,899
Hammerson PLC	4,067	89,023
Hanson PLC	11,138	135,182
Hays PLC	22,809	56,927
HBOS PLC	58,115	1,009,937
HMV Group PLC	4,092	13,012
HSBC Holdings PLC	168,796	2,969,266
ICAP PLC	7,314	67,338
IMI PLC	5,090	46,980
Imperial Chemical Industries PLC	18,574	124,649
Imperial Tobacco Group PLC	10,881	335,740
Inchcape Plc	6,480	56,605
Intercontinental Hotels Group PLC *	5,994	104,775
International Power PLC	23,013	121,041
Intertek Group PLC	2,407	31,150
Invensys PLC *	75,226	26,772

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Investec PLC *	1,164	$55,520
ITV PLC	63,837	127,460
J Sainsbury PLC	21,229	131,282
Johnson Matthey PLC	3,503	85,939
Kesa Electricals PLC	8,067	43,101
Kingfisher PLC	36,245	159,814
Ladbrokes PLC	8,298	62,514
Land Securities Group PLC	7,235	239,960
Legal & General Group PLC	100,198	237,572
Liberty International PLC	3,535	69,601
Lloyds TSB Group PLC	85,784	842,923
Logicacmg PLC	18,518	59,740
London Stock Exchange Group PLC	3,199	67,303
Marks & Spencer Group PLC	25,513	276,871
Meggitt PLC	6,336	37,396
MFI Furniture Group PLC (a)	10,535	21,035
Michael Page International Plc	6,154	39,877
Misys PLC	7,500	29,811
National Express Group PLC	2,096	34,410
National Grid PLC ADR	41,351	447,219
Next Group PLC	3,564	107,532
Old Mutual PLC	83,718	252,668
Pearson PLC	11,795	160,601
Persimmon PLC	4,440	101,293
Premier Farnell PLC	4,708	15,428
Provident Financial PLC	3,855	43,831
Prudential Corp. PLC	36,954	417,427
Punch Taverns PLC	3,916	63,347
Rank Group PLC	9,127	33,663
Reckitt Benckiser PLC	9,463	353,393
Reed Elsevier PLC	19,879	200,662
Rentokil Initial PLC	25,558	73,711
Reuters Group PLC	21,648	154,084
Rexam PLC	8,086	78,931
Rio Tinto PLC	16,227	857,690
Rolls-Royce Group PLC - B Shares *	1,168,482	2,160
Rolls-Royce Group PLC *	24,622	188,452
Royal & Sun Alliance PLC	46,813	116,404
Royal Bank of Scotland Group PLC	48,532	1,595,284
SAB Miller PLC	13,479	242,839
Schroders PLC	2,199	41,061
Scottish & Newcastle PLC	12,477	117,583
Scottish & Southern Energy PLC	13,199	280,863
Scottish Power PLC *	22,163	238,878
Serco Group PLC	7,189	42,530
Severn Trent PLC	5,445	117,777
Signet Group PLC	26,828	47,614
Slough Estates PLC	6,141	69,425
Smith & Nephew PLC	14,594	112,374
Smiths Group PLC	8,672	142,848
Sportingbet PLC	6,749	49,098
SSL International PLC	3,394	18,651

The accompanying notes are an integral part of the financial statements. 67

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Stagecoach Group PLC	11,493	$24,488
Tate & Lyle PLC	6,924	77,509
Taylor Woodrow PLC	8,459	52,233
Tesco PLC	119,254	736,373
The Sage Group PLC	18,104	77,231
Tomkins PLC	11,387	60,576
Travis Perkins PLC	1,960	54,824
Trinity Mirror PLC	4,273	38,551
Unilever PLC	18,827	423,246
United Business Media PLC	4,000	47,883
United Utilities PLC	12,820	152,042
Vodafone Group PLC	897,411	1,912,100
Whitbread PLC *	3,097	66,751
William Hill PLC	5,626	65,163
Wolseley PLC	9,111	200,948
WPP Group PLC	18,297	221,395
Xstrata PLC	6,518	247,028
Yell Group PLC	12,260	115,935
Yorkshire Water PLC	5,409	76,549

		37,705,759

TOTAL COMMON STOCKS (Cost $178,304,912)		$206,758,912

PREFERRED STOCKS - 0.87%
Brazil - 0.60%
Aracruz Celulose SA	4,000	21,002
Banco Bradesco SA	3,900	121,926
Banco Itau Holding Financeira SA *	8,100	236,024
Brasil Telecom Participacoes SA *	1,800,000	11,753
Centrais Eletricas Brasileiras SA	1,000,000	20,734
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	300,000	9,279
Cia de Bebidas das Americas, ADR	1,693	69,836
Cia de Bebidas das Americas	140,000	58,186
Cia de Gas de Sao Paulo	30,000	3,754
Cia de Tecidos do Norte de Minas - Coteminas	40,000	3,731
Cia Energetica Minas Gerais	700,000	29,681
Cia Paranaense de Energia *	1,700,000	16,015
Cia Vale do Rio Doce	8,534	173,715
Duratex SA *	600	5,400
Eletropaulo Metropolitana de Sao Paulo SA *	100,000	4,156
Embratel Participacoes SA	1,900,000	5,843
Gerdau SA	2,500	37,578
Gol Linhas Aereas Inteligentes SA	800	28,446
Klabin SA, ADR	9,000	21,071
Lojas Americanas SA	400,000	14,408
Petroleo Brasileiro SA	12,300	245,262
Sadia SA, ADR	7,000	18,587
Tam SA	1,059	28,926
Tele Norte Leste Participacoes SA	2,100	26,959
Telemig Celular Participacoes SA	2,100,000	3,763
Telesp Celular Participacoes SA *	4,900	11,902

International Equity Index Trust A (continued)
	Shares or

	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Tim Participacoes SA	9,700,000	$26,831
Usinas Siderurgicas de Minas Gerais SA	1,200	43,029
Votorantim Celulose e Papel SA *	800	12,524
Weg SA	1,700	6,736

		1,317,057
Germany - 0.16%
Henkel KGaA-Vorzug, Non-Voting (a)	886	101,171
Porsche AG, Non-Voting	124	119,754
RWE AG, Non-Voting	565	42,518
Volkswagen AG, Non-Voting	1,633	82,426

		345,869
Italy - 0.02%
Unipol SpA	13,177	38,307
South Africa - 0.00%
Lereko Mobility Proprietary, Ltd.	160	882
South Korea - 0.09%
Hyundai Motor Company	590	29,539
Samsung Electronics Company, Ltd.	330	161,044

		190,583
United Kingdom - 0.00%
Whitbread PLC *	3,643	10,439

TOTAL PREFERRED STOCKS (Cost $1,734,935)		$1,903,137

WARRANTS - 0.00%
China - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date 07/17/2006, strike
price HK$4.5) *	2,500	9

TOTAL WARRANTS (Cost $0)		$9

RIGHTS - 0.01%
Germany - 0.00%
Linde AG (Expiration Date 07/10/2006, strike
price 49.5) *	1,244	4,801
Greece - 0.01%
National Bank of Greece SA (Expiration Date
07/05/2006, strike price 22.11 EUR) *	4,445	19,926
Luxembourg - 0.00%
Oriflame Cosmetics SA, GDR (Expiration Date
07/03/2006, strike price 0.38) *	464	498
Thailand - 0.00%
True Corp. PCL (Expiration Date 04/27/2008,
strike price 0.5004) *	12,595	0
United Kingdom - 0.00%
Invensys PLC (Expiration Date 07/07/2006,
strike price 0.15) *	30,090	2,253

TOTAL RIGHTS (Cost $0)		$27,478

The accompanying notes are an integral part of the financial statements. 68

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INSTRUMENTS - 1.85%
Canada - 0.02%
Yellow Pages Income Fund	3,700	$53,426
United States - 1.83%
Federated Prime Obligations Fund	4,000,000	4,000,000

TOTAL SHORT TERM INSTRUMENTS
(Cost $4,054,782)		$4,053,426

SHORT TERM INVESTMENTS - 20.99%
United States - 1.24%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class	2,705,966	2,705,966
SHORT TERM INVESTMENTS - 20.99%
State Street Navigator Securities
Lending Prime Portfolio (c)	$43,274,640	$43,274,640

TOTAL SHORT TERM INVESTMENTS
(Cost $45,980,606)		$45,980,606

Total Investments (International Equity Index Trust A)
(Cost $230,075,235) - 118.08%		$258,723,568
Liabilities in Excess of Other Assets - (18.08)%		(39,617,339)

TOTAL NET ASSETS - 100.00%		$219,106,229

The portfolio had the following five top industry concentrations as of
June 30, 2006 (as a percentage of total net assets):
Banking	13.99%
International Oil	5.57%
Insurance	5.02%
Telecommunications Equipment & Services	4.77%
Financial Services	4.53%

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.44%
Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,
B Shares * (a)	2,864	$32,077
Telecom Argentina SA, ADR, B Shares * (a)	2,458	28,513

		60,590
Australia - 4.18%
ABC Learning Centres, Ltd. (a)	9,201	43,708
Alinta, Ltd. (a)	6,742	52,194
Alumina, Ltd. (a)	31,588	158,262
Amcor, Ltd.	23,448	116,261
AMP, Ltd. (a)	47,420	321,353
Ansell, Ltd.	3,363	24,138
APN News & Media, Ltd. (a)	6,583	24,822
Aristocrat Leisure, Ltd. (a)	8,199	78,384
Australia and New Zealand Bank Group, Ltd.	46,851	924,671
Australia Gas & Light Company, Ltd.	11,806	153,440

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Australian Stock Exchange, Ltd. (a)	2,742	$66,308
Axa Asia Pacific Holdings, Ltd.	22,967	106,886
Babcock & Brown, Ltd.	4,040	65,042
BHP Billiton, Ltd. (a)	90,978	1,958,324
Billabong International, Ltd.	3,693	42,076
Bluescope Steel, Ltd. (a)	18,638	109,981
Boral, Ltd.	15,549	93,946
Brambles Industries, Ltd. (a)	25,987	212,177
Caltex Australia, Ltd.	3,617	63,359
Centro Properties Group, Ltd.	20,480	101,697
CFS Gandel Retail Trust, New Shares	1,159	1,600
CFS Gandel Retail Trust	36,754	50,742
Challenger Financial Services Group, Ltd. (a)	11,153	26,160
Coca-Cola Amatil, Ltd.	13,780	72,518
Cochlear, Ltd.	1,647	66,784
Coles Myer, Ltd.	31,731	267,555
Commonwealth Bank of Australia, Ltd. (a)	33,020	1,088,449
Commonwealth Property Office Fund, Ltd.	36,259	37,409
Computershare, Ltd.	9,517	55,452
CSL, Ltd.	4,885	194,892
CSR, Ltd.	22,728	56,514
DB RREEF Trust	71,602	77,860
DCA Group, Ltd. (a)	11,162	23,115
Downer EDI, Ltd.	7,715	42,605
Foster's Group, Ltd.	53,867	218,706
Futuris Corp., Ltd.	16,968	26,448
General Property Trust	46,811	150,795
Goodman Fielder, Ltd. *	30,583	48,579
Harvey Norman Holding, Ltd. (a)	15,294	44,727
Iluka Resources, Ltd. (a)	6,381	31,023
ING Industrial Fund	21,125	34,966
Investa Property Group, Ltd. (a)	39,882	64,829
James Hardie Industries, Ltd.	12,176	69,590
John Fairfax Holdings, Ltd.	24,933	69,399
Leighton Holdings, Ltd.	4,240	54,603
Lend Lease Corp.	9,624	99,936
Lion Nathan, Ltd. (a)	7,021	40,648
Macquarie Airports, Ltd.	15,703	35,782
Macquarie Bank, Ltd. (a)	6,205	317,791
Macquarie Communications
Infrastructure Group, Ltd. (a)	9,521	41,767
Macquarie Goodman Group, Ltd.	31,677	141,073
Macquarie Infrastructure Group, Ltd. (a)	62,172	155,055
Macquarie Office Trust	50,458	51,684
Mayne Nickless, Ltd. (a)	17,387	39,491
Mayne Pharma, Ltd. *	17,134	33,066
Mirvac Group, Ltd. (a)	23,157	74,769
Multiplex Group, Ltd.	14,875	36,104
National Australia Bank, Ltd. (a)	41,827	1,091,581
Newcrest Mining, Ltd.	9,039	141,430
NRMA Insurance Group, Ltd. (a)	42,231	167,701
OneSteel, Ltd. (a)	15,363	46,412

The accompanying notes are an integral part of the financial statements. 69

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Orica, Ltd.	8,380	$148,597
Origin Energy, Ltd. (a)	20,683	112,993
Pacific Brands, Ltd.	10,641	16,981
Paladin Resources, Ltd. * (a)	12,489	38,100
PaperlinX, Ltd.	10,427	24,147
Perpetual Trust of Australia, Ltd.	1,066	57,879
Publishing & Broadcasting, Ltd.	3,647	49,294
Qantas Airways, Ltd., ADR	28,106	61,751
QBE Insurance Group, Ltd.	20,902	318,049
Rinker Group, Ltd.	23,254	282,896
Rio Tinto, Ltd.	7,274	420,052
Santos, Ltd.	15,279	137,224
SFE Corporation, Ltd. (a)	3,696	45,265
Sonic Healthcare, Ltd.	6,922	72,958
Stockland Company, Ltd.	36,662	191,031
Stockland	1,061	5,527
Suncorp-Metway, Ltd.	14,953	214,763
TABCORP Holdings, Ltd.	13,985	157,780
Telstra Corp., Ltd. (a)	54,576	149,073
Toll Holdings, Ltd. (a)	14,230	148,401
Transurban Group, Ltd. * (a)	21,351	110,142
UNiTAB, Ltd.	3,335	36,537
Wesfarmers, Ltd.	10,142	265,961
Westfield Group- New Shares *	1,215	15,491
Westfield Group	36,665	471,629
Westpac Banking Corp., Ltd. (a)	46,875	809,985
Woodside Petroleum, Ltd.	11,866	387,532
Woolworths, Ltd.	30,631	458,128
WorleyParsons, Ltd.	3,407	50,830
Zinifex, Ltd.	12,046	89,590

		15,455,225
Austria - 0.46%
Andritz AG	271	44,755
BetandWin.com Interactive
Entertainment AG * (a)	599	47,457
Bohler Uddeholm AG	1,208	65,991
Erste Bank der Oesterreichischen
Sparkassen AG	4,853	272,862
Flughafen Wien AG	217	16,560
Immoeast Immobilien Anlagen AG *	7,632	81,824
Immofinanz Immobilien Anlage AG *	9,929	110,130
Mayr-Melnhof Karton AG	86	13,837
Meinl European Land, Ltd. *	4,268	86,880
Oesterreichische Elektrizitaets AG, Class A	2,280	109,548
OMV AG (a)	4,874	289,925
Raiffeisen International Bank Holding AG (a)	1,008	87,460
RHI AG *	619	20,012
Telekom Austria AG	10,340	230,038
Voestalpine AG (a)	587	89,112
Wiener Staedtische Allgemeine Versicherung
AG (a)	889	52,256

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Austria (continued)
Wienerberger Baustoffindustrie AG	1,867	$88,630

		1,707,277
Belgium - 0.98%
Agfa Gevaert NV (a)	2,604	63,023
Barco N.V.	324	29,913
Bekaert SA	390	37,427
Belgacom SA	4,511	149,471
Cofinimmo SA	161	27,815
Colruyt SA	428	66,779
Compagnie Maritime Belge SA	512	14,858
Delhaize Group (a)	1,894	131,178
Dexia	15,131	363,501
Euronav NV (a)	369	11,345
Fortis Group SA (a)	32,272	1,097,777
Groupe Bruxelles Lambert SA	1,914	200,312
Interbrew	5,030	246,498
KBC Bancassurance Holding NV	5,055	541,955
Mobistar SA	764	60,578
Omega Pharma SA	565	39,420
SA D'Ieteren Trading NV	76	24,522
Solvay SA	1,756	201,839
Suez SA	2,930	120,186
UCB SA (a)	2,347	126,863
Union Miniere SA	651	86,848

		3,642,108
Bermuda - 0.23%
Brilliance China Automotive Holdings, Ltd. *	26,291	4,434
Central European Media Enterprises, Ltd. *	656	41,200
Cheung Kong Infrastructure Holdings, Ltd.	10,772	31,136
Cosco Pacific, Ltd.	29,145	64,542
Esprit Holdings, Ltd.	22,515	184,074
Frontline, Ltd. (a)	1,492	55,717
Giordano International, Ltd.	34,611	16,265
Hopson Development Holdings, Ltd., GDR	14,000	29,200
Johnson Electronic Holdings, Ltd.	36,525	26,570
Kerry Properties, Ltd.	12,264	41,845
Li & Fung, Ltd.	45,971	93,220
Noble Group, Ltd. (a)	24,000	16,520
Orient Overseas International, Ltd.	5,562	20,194
SeaDrill, Ltd., GDR *	5,264	69,331
Shangri-La Asia, Ltd.	30,296	58,314
Sinochem Hong Kong Holding, Ltd., GDR	48,000	18,849
Texwinca Holdings, Ltd.	13,067	8,580
TPV Technology, Ltd.	30,789	29,136
Yue Yuen Industrial Holdings, Ltd.	12,067	33,170

		842,297
Brazil - 0.88%
All America Latina Logistica SA	900	61,053
Aracruz Celulose SA, ADR (a)	581	30,456
Banco Bradesco SA, ADR (a)	5,468	170,000
Banco Nossa Caixa SA	658	13,977

The accompanying notes are an integral part of the financial statements. 70

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Brasil Telecom Participacoes SA, ADR	626	$20,389
Brasil Telecom Participacoes SA *	1,200,000	15,821
Braskem SA, ADR (a)	1,584	19,309
Centrais Eletricas Brasileiras SA, ADR, B
Shares (a)	1,429	14,635
Centrais Eletricas Brasileiras SA, ADR	2,381	25,562
Centrais Eletricas Brasileiras SA	1,900,000	41,238
Cia Brasileira De Distribuicao Grupo Pao de
Acucar, ADR	314	9,778
Cia de Concessoes Rodoviarias, ADR	2,800	22,886
Cia de Saneamento Basico do Estado de Sao
Paulo *	390,000	36,470
Cia Energetica De Minas Gerais, ADR (a)	1,291	55,009
Cia Siderurgica Nacional SA	1,600	51,351
Cia Vale do Rio Doce	9,600	231,765
Companhia Siderurgica Nacional SA, ADR (a)	2,041	65,720
Companhia Vale Do Rio Doce, ADR	11,472	236,094
Companhia Vale Do Rio Doce, ADR (a)	8,138	195,637
Cosan SA Industria e Comercio *	500	32,210
Cyrela Brazil Realty SA	2,000	33,110
Diagnosticos da America SA *	1,100	21,842
EDP - Energias do Brasil SA	1,100	13,715
Embratel Participacoes SA, ADR (a)	902	14,053
Empresa Brasileira de Aeronautica SA *	3,300	30,173
Empresa Brasileira de Aeronautica SA, ADR	1,026	37,418
Empresa Brasiliera de Aeronautica SA *	3,400	31,087
Gafisa SA *	1,741	18,974
Gerdau SA, SADR (a)	4,068	60,654
Gerdau SA	1,650	20,382
Lojas Renner SA	700	37,643
Natura Cosmeticos SA	3,000	31,448
Perdigao SA	1,960	18,778
Petroleo Brasileiro SA, ADR, Petro	5,431	433,611
Petroleo Brasileiro SA, ADR (a)	3,909	349,113
Petroleo Brasileiro SA	14,400	321,847
Souza Cruz SA	1,500	22,311
Submarino SA *	1,306	26,229
Tele Norte Leste Participacoes SA, ADR	3,563	45,428
Tele Norte Leste Participacoes SA	1,800	48,959
Tractebel Energia SA	3,600	28,594
Unibanco - Uniao de Bancos Brasileiros SA *	8,600	113,224
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,124	74,622
Usinas Siderurgicas de Minas Gerais SA,
ADR * (a)	1,081	38,785
Vivo Participacoes SA, ADR * (a)	5,768	14,189
Votorantim Celulose e Papel SA, SADR (a)	858	13,368

		3,248,917
Canada - 6.38%
Aber Diamond Corp.	1,436	44,059
Abitibi Consolidated, Inc.	8,019	21,648
ACE Aviation Holdings, Inc. *	2,200	61,462

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Agnico-Eagle Mines, Ltd.	2,413	$80,094
Agrium, Inc.	3,661	85,106
Alcan Aluminum, Ltd. USD	10,019	469,860
Algoma Steel, Inc. *	1,200	38,152
Aliant, Inc.	1,312	39,031
Alimentation Couche Tard, Inc., ADR	3,800	81,760
Angiotech Pharmaceuticals, Inc. *	2,454	28,656
ARC Energy Trust, ADR *	2,700	67,803
ATI Technologies, Inc. *	6,822	99,240
Ballard Power Systems, Inc. *	1,095	6,364
Bank Nova Scotia Halifax	26,148	1,037,009
Bank of Montreal	13,109	706,122
Barrick Gold Corp.	22,930	678,029
BCE, Inc.	8,058	190,646
Biovail Corp.	3,750	87,646
Bombardier, Inc. *	38,538	107,492
Brookfield Asset Management, Inc.	9,501	382,255
Brookfield Properties Corp.	3,623	115,091
CAE, Inc.	7,016	53,485
Cameco Corp.	9,066	361,583
Canadian Imperial Bank of Commerce	8,730	584,949
Canadian National Railway Company	14,598	638,384
Canadian Natural Resources, Ltd.	14,122	781,713
Canadian Oil Sands Trust, ADR	6,000	193,722
Canadian Pacific Railway, Ltd.	4,274	218,146
Canadian Tire Corp., Ltd.	2,054	121,914
Canetic Resources Trust	5,400	111,874
Canfor Corp. *	2,800	32,646
Celestica, Inc. *	5,692	53,959
CGI Group, Inc. *	6,676	41,673
CI Financial, Inc., ADR	4,333	114,795
Cognos, Inc. *	2,513	70,792
Cott Corp. *	1,031	13,500
Domtar, Inc.	5,810	35,902
Enbridge, Inc.	8,576	261,280
EnCana Corp. - CAD	22,664	1,194,789
Enerplus Resources Fund *	3,300	186,457
Ensign Energy Services, Inc., ADR	3,600	74,066
Fairfax Financial Holdings, Ltd.	459	43,702
Falconbridge, Ltd.	7,662	404,059
Finning International, Inc.	2,419	80,706
First Quantum Minerals, Ltd., ADR	1,800	80,782
Four Seasons Hotels, Inc.	653	39,754
George Weston, Ltd.	1,236	88,460
Gildan Activewear, Inc. *	1,600	75,752
Glamis Gold, Ltd. *	3,796	144,078
Goldcorp, Inc.	9,341	281,906
Great-West Lifeco, Inc.	7,076	180,612
Harvest Energy Trust	2,600	77,440
Husky Energy, Inc.	3,426	215,270
IGM Financial, Inc.	3,196	127,582
Imperial Oil, Ltd.	9,303	340,248

The accompanying notes are an integral part of the financial statements. 71

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Inco, Ltd.	5,156	$339,880
Intrawest Corp.	1,377	43,570
Ipsco, Inc.	1,200	115,017
Ivanhoe Mines, Ltd. *	6,200	42,038
Jean Coutu Group, Inc.	4,000	41,973
Kinross Gold Corp. *	8,565	93,485
Loblaw Companies, Ltd.	2,937	135,655
Magna International, Inc.	2,943	210,207
Manulife Financial Corp.	41,724	1,323,568
MDS, Inc.	3,901	71,198
Meridian Gold, Inc. *	2,773	87,592
Methanex Corp.	2,867	60,503
MI Developments, Inc.	1,371	46,540
National Bank of Canada	4,368	223,297
Nexen, Inc.	6,782	382,590
Nortel Networks Corp. *	112,437	250,084
Nova Chemicals Corp.	2,249	64,666
Novelis, Inc.	2,408	51,529
Onex Corp.	3,332	66,520
Open Text Corp. *	642	9,218
OPTI Canada, Inc. *	4,400	90,170
Penn West Energy Trust	2,200	88,592
Petro-Canada	13,992	664,589
Petrofund Energy Trust	3,200	76,771
Potash Corp. of Saskatchewan, Inc.	2,937	251,818
Power Corporation Of Canada	8,417	222,013
Power Financial Corp.	6,522	183,259
PrimeWest Energy Trust	2,300	69,103
Provident Energy Trust *	5,300	64,836
QLT, Inc. *	1,449	10,162
Quebecor World, Inc.	1,719	19,117
Research In Motion, Ltd. *	4,200	293,058
Rogers Communications, Inc.	5,821	234,458
RONA, Inc. *	3,200	57,543
Royal Bank of Canada	34,176	1,389,109
Saputo, Inc.	1,300	41,169
Shaw Communications, Inc.	4,751	134,434
Shell Canada, Ltd.	5,480	203,964
Shoppers Drug Mart Corp.	5,156	187,281
SNC-Lavalin Group, Inc.	4,113	108,377
Sun Life Financial, Inc.	15,752	626,548
Suncor Energy, Inc.	12,002	972,431
Talisman Energy, Inc.	29,526	515,844
Teck Cominco, Ltd.	5,356	321,744
Telus Corp. - Non Voting Shares	4,244	171,473
Telus Corp.	1,700	70,180
Thomson Corp.	6,898	266,083
TransAlta Corp.	5,221	107,979
Trans-Canada Corp.	12,650	361,348
Trican Well Service, Ltd.	3,200	64,000
TSX Group, Inc.	1,624	65,251
UTS Energy Corp., ADR *	11,800	62,122

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Western Oil Sands, Inc. *	3,900	$108,221
Yamana Gold, Inc. *	7,100	69,790

		23,585,472
Cayman Islands - 0.07%
Agile Property Holdings, Ltd.	32,789	19,736
ASM Pacific Technology, Ltd.	4,414	21,453
China Resources Land, Ltd.	14,789	8,045
Foxconn International Holdings, Ltd. *	49,000	104,410
Hutchison Telecommunications
International, Ltd. *	35,668	58,092
Kingboard Chemical Holdings, Ltd.	11,772	33,268
Solomon Systech International, Ltd.	43,838	11,063
TCL Communication Technology Holdings, Ltd. *	217	6
Xinao Gas Holdings, Ltd., GDR	16,000	15,244

		271,317
Chile - 0.18%
Banco Santander Chile SA, ADR	2,714	109,483
Cia Cervecerias Unidas SA, ADR	460	10,161
Compania de Telecomunicaciones de Chile
SA, ADR (a)	7,854	53,721
Distribucion y Servicio D&S SA, ADR (a)	984	15,823
Embotelladora Andina SA, ADR, Series A	918	12,349
Embotelladora Andina SA, ADR, Series B	1,032	15,191
Empresa Nacional de Electricidad SA, ADR	6,553	172,999
Enersis SA, ADR (a)	15,663	176,209
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	722	75,189
Vina Concha Y Toro SA, ADR	908	25,333

		666,458
China - 0.72%
Air China, Ltd., Class H	63,934	26,752
Aluminum Corp. of China, Ltd.	81,220	60,128
Angang New Steel Company, Ltd. Class H	23,859	22,578
Bank of China, Ltd., H Shares *	570,100	258,736
Bank of Communications Company, Ltd.,
Class H	149,121	96,957
Beijing Capital International Airport Company,
Ltd., Class H	30,789	19,622
Beijing Datang Power Generation
Company , Ltd., Class H	38,432	26,720
BYD Company, Ltd., H Shares *	2,054	4,192
Chaoda Modern Agriculture Holdings, Ltd.	44,075	27,522
China Construction Bank	633,382	289,495
China Life Insurance Company, Ltd.	181,624	286,455
China Mengniu Dairy Company, Ltd.	23,502	29,502
China Overseas Land & Investment, Ltd.	83,079	50,541
China Petroleum & Chemical Corp., Class H	429,970	246,346
China Shipping Container Lines Company, Ltd.	57,112	15,993
China Shipping Development Company, Ltd.,
Class H	34,432	24,825
China Telecom Corp., Ltd.	357,604	116,255

The accompanying notes are an integral part of the financial statements. 72

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Travel International Investment Hong
Kong, Ltd.	70,291	$16,923
COSCO Holdings	42,540	21,908
Dongfeng Motor Group Company, Ltd. *	65,220	30,439
Guangdong Investment, Ltd.	65,220	25,191
Guangshen Railway Company, Ltd., Class H	40,789	15,492
Guangzhou R&F Properties Company, Ltd.	5,200	24,102
Huadian Power International Corp., Ltd.,
Class H	14,789	4,189
Huaneng Power International, Inc., Class H	79,436	52,671
Hunan Non-Ferrous Metal Corp., Ltd *	38,000	14,311
Jiangsu Expressway, Ltd.	33,145	18,670
Jiangxi Copper Company, Ltd., Class H	37,075	34,368
Lenovo Group, Ltd.	91,436	30,314
Maanshan Iron & Steel Company, Ltd., Class H	48,075	15,938
PetroChina Company, Ltd., Class H	486,261	519,630
PICC Property & Casualty Company, Ltd.,
Class H	65,220	23,932
Shanghai Electric Group Company, Ltd.	74,864	26,025
Shanghai Forte Land Company	14,789	5,998
Shenzhen Expressway Company, Ltd.	9,859	4,728
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	61,934	30,301
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	18,075	3,886
Sinotrans, Ltd., Class H	42,610	13,441
Tsingtao Brewery Company, Ltd., Series H	4,930	5,522
Weichai Power Company, Ltd.	1,643	3,406
Yanzhou Coal Mining Company, Ltd., Class H	51,990	38,489
Zhejiang Expressway Company, Ltd., Class H	39,718	24,162
Zijin Mining Group, Ltd.	83,529	41,673
ZTE Corp., Class H	4,443	14,129

		2,662,457
Colombia - 0.03%
BanColombia SA, ADR	4,595	110,740
Czech Republic - 0.10%
Cesky Telecom AS *	3,019	64,692
CEZ AS	5,551	186,883
Komercni Banka AS	407	59,498
Philip Morris CR AS	18	9,957
Unipetrol AS *	1,942	17,237
Zentiva NV	613	29,184

		367,451
Denmark - 0.58%
A P Moller- Maersk A/S	29	225,559
AS Det Ostasiatiske Kompagni	514	19,395
Bang & Olufsen AS - B Series	293	32,377
Carlsberg AS, B Shares	848	61,961
Codan AS (a)	350	25,274
Coloplast AS (a)	712	52,817
Dampskibsselskabet Torm AS	400	19,051
Danisco AS	1,319	96,037

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Danske Bank AS	10,902	$414,635
DSV AS	637	106,402
FLS Industries AS, B Shares (a)	683	25,742
GN Store Nord AS (a)	5,534	63,521
H. Lundbeck AS (a)	1,490	33,950
Jyske Bank *	1,485	85,990
NKT Holdings AS	589	36,781
Novo Nordisk AS	6,355	404,465
Novozymes AS, B Shares	1,386	93,555
Sydbank AS	1,680	55,693
Topdanmark AS * (a)	522	72,706
TrygVesta AS	721	44,962
Vestas Wind Systems AS *	4,389	119,931
William Demant Holdings AS *	618	46,162

		2,136,966
Finland - 1.22%
Amer Group Oyj	1,940	40,483
Asko Oyj	1,566	42,324
Cargotec Corp. Oyj, B Shares	1,070	46,830
Elisa Oyj, A Shares	4,253	80,923
Fortum Corp. Oyj	11,924	304,742
KCI Konecranes Oyj	1,614	29,039
Kesko Oyj	1,731	66,315
Kone Corp. Oyj	2,136	88,708
Metra Oyj, B Shares	1,631	68,778
Metso Oyj	2,973	107,779
Neste Oil Oyj	3,610	127,043
Nokia AB - Oyj	115,056	2,346,509
Nokian Renkaat Oyj (a)	2,760	36,256
OKO Bank - A	2,600	38,208
Orion Oyj, Series B	2,090	41,476
Outokumpu Oyj	2,613	61,104
Rautaruukki Oyj	2,419	73,012
Sampo Oyj, A Shares	10,760	205,145
SanomaWSOY Oyj (a)	1,740	41,845
Stora Enso Oyj, R Shares	16,353	228,192
TietoEnator Oyj (a)	2,104	60,709
UPM-Kymmene Oyj	14,216	306,096
YIT Oyj	3,346	81,965

		4,523,481
France - 7.48%
Accor SA (a)	5,094	309,781
Air France KLM (a)	2,848	66,891
Alcatel SA * (a)	35,375	448,423
Alstom RGPT *	2,876	262,586
Arkema *	1,457	56,804
Atos Origin SA *	1,765	115,364
AXA Group (a)	42,471	1,392,609
BNP Paribas SA (a)	21,232	2,030,780
Bouygues SA (a)	5,139	263,988
Business Objects SA * (a)	2,657	72,421

The accompanying notes are an integral part of the financial statements. 73

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Capgemini SA (a)	3,446	$196,527
Carrefour SA (a)	15,149	887,378
Casino Guich-Perrachon SA (a)	1,011	76,804
CNP Assurances SA (a)	940	89,308
Compagnie De Saint Gobain SA	8,127	580,527
Compagnie Generale des Etablissements
Michelin, Class B (a)	3,709	222,759
Credit Agricole S.A. (a)	15,685	596,282
Dassault Systemes SA * (a)	1,521	81,437
Essilor International SA	2,535	254,937
European Aeronautic Defence &
Space Company	8,171	234,512
France Telecom SA (a)	43,035	924,421
Gaz de France (a)	5,115	171,576
Gecina SA	277	36,246
Groupe Danone SA	6,235	791,561
Hermes International SA (a)	1,632	144,209
Imerys SA (a)	845	67,487
Klepierre SA	632	73,128
Lafarge SA (a)	3,773	473,214
Lagardere S.C.A. (a)	3,409	251,352
L'Air Liquide SA (a)	3,420	665,589
L'Oreal SA (a)	7,767	732,966
LVMH Moet Hennessy SA (a)	6,415	636,119
M6-Metropole Television (a)	1,422	44,465
Neopost SA (a)	851	96,892
PagesJaunes Groupe SA (a)	3,352	105,156
Pernod-Ricard SA (a)	1,950	386,230
Peugeot SA	4,066	252,773
Pinault-Printemps-Redoute SA (a)	1,718	218,876
Publicis Groupe SA (a)	3,597	138,812
Renault Regie Nationale SA (a)	4,951	531,438
Safran SA (a)	4,027	87,583
Sanofi-Aventis	26,009	2,535,878
Schneider Electric SA	5,923	616,850
SCOR	23,370	51,066
Societe BIC SA	875	56,577
Societe Des Autoroutes Paris-Rhin-Rhone (a)	536	36,712
Societe Generale	8,856	1,301,414
Societe Television Francaise 1 (a)	2,805	91,402
Sodexho Alliance (a)	2,529	121,414
STMicroelectronics NV	17,833	286,900
Suez SA Strip VVPR *	3,544	45
Suez SA (a)	22,973	954,072
Technip SA	2,277	125,989
Thales SA	2,062	80,471
Thomson SA * (a)	6,803	112,403
Total SA (a)	57,002	3,747,621
Unibail	1,183	206,044
Valeo SA	1,744	62,044
Vallourec SA (a)	183	219,816
Veolia Environnement SA	7,186	371,070

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Vinci SA (a)	5,237	$539,049
Vivendi Universal SA (a)	29,396	1,029,245
Zodiac SA (a)	1,048	58,884

		27,675,177
Germany - 5.23%
Adidas-Salomon AG	5,108	243,989
Allianz AG	10,419	1,644,536
Altana AG	1,853	103,144
BASF AG	13,150	1,054,939
Bayer AG	17,718	813,716
Beiersdorf AG	459	69,100
Bilfinger Berger AG	839	45,576
Celesio AG	1,016	92,270
Commerzbank AG	15,909	578,166
Continental AG	3,434	350,700
DaimlerChrysler AG	23,362	1,153,227
Deutsche Bank AG	13,199	1,484,239
Deutsche Boerse AG (a)	2,641	359,417
Deutsche Lufthansa AG	6,094	112,136
Deutsche Post AG, GDR	2,057	54,723
Deutsche Post AG	17,082	457,520
Deutsche Postbank AG (a)	1,507	108,341
Deutsche Telekom AG	69,889	1,123,491
Douglas Holding AG	950	43,848
E.ON AG	15,988	1,839,134
Fresenius Medical Care AG	1,642	188,589
Heidelberger Druckmaschinen AG	1,430	64,961
Hochtief AG	1,510	83,916
Hypo Real Estate Holding AG	3,355	203,599
Infineon Technologies AG *	18,119	201,666
IVG Immobilien AG	1,994	60,185
KarstadtQuelle AG * (a)	1,714	45,447
Linde AG	2,181	167,916
MAN AG (a)	3,184	230,369
Merck & Company AG (a)	1,280	116,295
Metro AG	3,798	215,097
MLP AG (a)	1,104	22,727
Muenchener Rueckversicherungs-
Gesellschaft AG	5,146	702,363
Premiere AG *	1,835	17,774
ProSieben Sat.1 Media AG	2,198	54,854
Puma AG	309	120,009
Qiagen AG *	3,855	51,971
Rheinmetall AG	842	58,650
RWE AG	11,300	939,303
Salzgitter AG	977	82,860
SAP AG	5,674	1,196,337
Siemens AG	21,733	1,889,297
Solarworld AG (a)	840	52,671
Suedzucker AG	1,846	40,904
Thyssen Krupp AG	9,364	320,324
Tui AG (a)	5,923	117,239

The accompanying notes are an integral part of the financial statements. 74

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Volkswagen AG (a)	4,613	$323,208
Wincor Nixdorf AG	445	56,836

		19,357,579
Greece - 0.50%
Alpha Bank SA	10,578	263,313
Athens Stock Exchange SA (ASE) *	1,250	20,094
Bank of Piraeus SA	5,875	139,637
Coca Cola Hellenic Bottling Company SA	2,930	87,238
Commercial Bank of Greece SA *	2,080	71,977
Cosmote Mobile Communications SA	3,630	81,639
EFG Eurobank Ergas SA	6,276	173,869
Folli-Follie SA	450	10,512
Germanos SA	1,550	37,039
Greek Organization of Football Prognostics	6,100	220,595
Hellenic Petroleum SA	2,920	38,806
Hellenic Technodomiki Tev SA	3,220	30,942
Hellenic Telecommunications Organization SA *	8,040	176,917
Intracom SA	2,330	15,482
National Bank Of Greece SA	7,410	292,399
Public Power Corp.	2,850	67,448
Techniki Olympiaki SA	2,170	9,761
Titan Cement Company SA	1,570	73,588
Viohalco SA	3,000	27,448

		1,838,704
Hong Kong - 1.45%
Anhui Conch Cement Company, Ltd., Series H	10,930	17,802
Bank of East Asia, Ltd.	35,699	146,620
Beijing Enterprises Holdings, Ltd.	3,286	5,648
BOC Hong Kong Holdings, Ltd.	91,828	179,707
Cathay Pacific Airways, Ltd.	24,782	43,393
Cheung Kong Holdings, Ltd.	35,849	388,630
China Eastern Airlines Corp., Ltd.	21,361	2,943
China Everbright, Ltd. *	8,216	4,496
China Merchants Holdings
International Company, Ltd.	29,163	88,799
China Mobile, Ltd.	126,530	723,308
China Resource Power Holdings, Ltd.	30,789	25,172
China Resources Enterprises, Ltd.	27,145	55,394
China Southern Airlines Company, Ltd. *	13,145	3,013
Citic Pacific, Ltd.	27,967	82,457
CLP Holdings, Ltd.	43,789	256,239
CNOOC, Ltd.	388,280	309,944
Cofco International, Ltd.	8,216	4,681
Denway Motors, Ltd.	128,441	42,996
FU JI Food & Catering Services Holdings, Ltd. *	6,300	10,382
Global Bio-Chem Technology Group Company	39,145	16,632
Gome Electrical Appliances Holdings, Ltd.	22,573	19,036
Guangzhou Investment Company, Ltd.	90,507	16,663
Hang Lung Properties, Ltd.	44,326	80,183
Hang Seng Bank, Ltd.	17,919	227,362
Henderson Land Development Company, Ltd.	17,601	91,098

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong & China Gas Company, Ltd.	83,673	$183,678
Hong Kong Electric Holdings, Ltd.	34,582	156,280
Hong Kong Exchange & Clearing, Ltd.	25,430	163,542
Hopewell Holdings, Ltd.	15,362	43,117
Hutchison Whampoa, Ltd.	51,377	468,327
Hysan Development Company, Ltd.	15,188	43,020
Li Ning Company, Ltd.	17,751	17,598
Link, REIT *	52,946	106,001
Melco International Development	16,000	40,170
MTR Corp.	33,508	80,891
New World Development Company, Ltd.	63,194	103,330
PCCW, Ltd.	90,208	64,459
Ping An Insurance Group Company of China,
Ltd. *	26,645	80,618
Semiconductor Manufacturing
International Corp. *	313,088	43,938
Shanghai Industrial Holdings, Ltd.	11,930	23,270
Shenzhen Investment, Ltd.	16,432	4,443
Shun Tak Holdings, Ltd.	24,000	31,209
Sino Land Company, Ltd.	36,129	57,680
Sun Hung Kai Properties, Ltd.	32,611	332,534
Swire Pacific, Ltd., Class A	22,663	233,866
TCL Multimedia Technology Holdings, Ltd. *	18,075	1,908
Techtronic Industries Company, Ltd.	26,015	35,169
Television Broadcasting Company, Ltd.	6,181	38,159
Travelsky Technology, Ltd.	3,286	3,765
Weiqiao Textile Company, Ltd.	5,751	7,367
Wharf Holdings, Ltd.	29,668	105,425
Wing Hang Bank, Ltd.	4,500	39,311

		5,351,673
Hungary - 0.15%
BorsodChem Rt.	1,723	19,816
Gedeon Richter Rt.	395	72,525
Magyar Telekom Rt. *	13,268	50,405
MOL Magyar Olaj - es Gazipari Rt.	1,996	204,877
OTP Bank Rt.	7,125	201,560

		549,183
India - 0.85%
Bajaj Auto, Ltd., ADR	1,226	71,721
Dr Reddy's Laboratories, Ltd., ADR (a)	2,935	81,299
Grasim Industries, Ltd., ADR *	1,968	80,688
Hindalco Industries, Ltd., ADR *	12,371	47,010
ICICI Bank, Ltd., SADR	15,412	364,494
Infosys Technologies, Ltd., ADR (a)	10,077	769,984
Larsen & Toubro, Ltd., ADR	746	36,328
Mahindra & Mahindra, Ltd., ADR	3,800	50,920
Ranbaxy Laboratories, Ltd., ADR	9,084	72,127
Reliance Industries, Ltd., GDR	19,670	912,688
Satyam Computer Services, Ltd., ADR (a)	7,345	243,413
State Bank of India, Ltd., ADR (a)	1,263	50,520
Tata Motors, Ltd., ADR (a)	9,929	171,275

The accompanying notes are an integral part of the financial statements. 75

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Videsh Sanchar Nigam, Ltd., ADR (a)	1,354	$23,763
Wipro, Ltd., ADR (a)	11,734	150,547

		3,126,777
Indonesia - 0.21%
Aneka Tambang Tbk PT	11,425	5,705
Astra Agro Lestari Tbk PT	9,658	6,777
Astra International Tbk PT	68,983	72,610
Bank Central Asia Tbk PT	155,387	68,778
Bank Danamon Indonesia Tbk PT	48,759	20,924
Bank Internasional Indonesia Tbk PT	556,000	11,104
Bank Mandiri Tbk PT	170,878	31,729
Bank Pan Indonesia Tbk PT	133,259	5,539
Bank Rakyat Indonesia Tbk PT	150,501	66,615
Bumi Resources Tbk PT	496,780	41,296
Energi Mega Persada Tbk PT *	83,500	5,859
Gudang Garam Tbk PT	16,482	16,904
Indocement Tunggal Prakarsa Tbk PT *	26,487	12,010
Indofood Sukses Makmur Tbk PT	122,905	11,676
Indosat Tbk PT *	961	22,362
International Nickel Indonesia Tbk PT	5,500	11,608
Kalbe Farma Tbk PT	117,571	15,866
Perusahaan Gas Negara Tbk PT	50,997	61,936
PT Indonesian Satellite Corp.	28,500	13,153
PT Telekomunikiasi Indonesia, ADR	4,330	138,993
Ramayana Lestari Sentosa Tbk PT	51,631	4,180
Semen Gresik Persero Tbk PT	4,414	11,341
Telekomunikasi Indonesia Tbk PT	108,000	85,696
Unilever Indonesia Tbk PT	43,500	19,371
United Tractors Tbk PT	40,968	23,883

		785,915
Ireland - 0.69%
Allied Irish Banks PLC - Dublin	23,096	553,668
Bank of Ireland	25,641	457,077
Blackrock International Land PLC *	8,508	4,023
C&C Group PLC	7,459	64,719
CRH PLC	14,386	467,287
DCC PLC	2,159	51,867
Depfa Bank PLC	9,239	153,007
Eircom Group PLC - Dublin	21,384	59,296
Elan Corp. - Dublin *	10,585	175,839
Fyffes PLC - Dublin	8,508	15,003
Grafton Group PLC *	5,854	73,683
Greencore Group PLC - Dublin	3,993	18,778
Iaws Group PLC, ADR	2,846	50,187
Independent News & Media PLC	15,515	45,402
Irish Life & Permanent PLC - Dublin	7,175	170,536
Kerry Group PLC	3,494	75,009
Kingspan Group PLC - Dublin	3,165	55,206
Paddy Power PLC	929	16,085
Ryanair Holdings PLC, SADR * (a)	868	45,761

		2,552,433

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel - 0.36%
Africa-Israel Investments, Ltd.	198	$9,185
Aladdin Knowledge Systems, ADR *	245	4,986
Alvarion, Ltd., ADR * (a)	2,419	14,853
Audio Codes, Ltd., ADR * (a)	879	9,581
Bank Hapoalim, Ltd.	25,002	106,555
Bank Leumi Le-Israel	20,658	73,399
Bezek Israeli Telecommunications Corp., Ltd.	27,795	32,394
Check Point Software Technologies, Ltd., ADR *	4,933	86,722
Clal Industries & Investments, Ltd.	1,318	6,376
Clal Insurance Enterprise Holdings, Ltd.	327	6,366
Discount Investment Corp.	523	11,971
ECI Telecom, Ltd., ADR *	1,738	14,008
Elbit Systems, Ltd.	570	15,106
Given Imaging Corp., ADR *	678	10,380
Harel Insurance Investments, Ltd.	158	6,755
ICL Israel Chemicals, Ltd.	13,138	52,404
IDB Development Corp., Ltd.	621	17,803
Israel Corporation, Ltd.	49	17,609
Israel Discount Bank, Ltd. *	11,922	20,353
Koor Industries, Ltd. *	291	15,091
Lipman Electronic Engineering, Ltd., ADR * (a)	560	15,893
Makhteshim-Agam Industries, Ltd.	7,769	40,862
Migdal Insurance Holdings, Ltd.	4,367	5,589
M-Systems Flash Disk Pioneers, Ltd., ADR * (a)	856	25,363
Nice Systems, Ltd. *	894	24,096
Orbotech, Ltd. *	827	18,963
Partner Communications, Ltd.	1,845	15,231
RADWARE, Ltd. ADR * (a)	437	5,611
Retalix, Ltd. *	309	6,966
Strauss-Elite, Ltd.	739	6,955
Super-Sol, Ltd. *	2,043	5,700
Syneron Medical, Ltd., ADR * (a)	382	7,976
Tadiran Communications Industries, Ltd.	166	5,508
Teva Pharmaceutical Industries, Ltd.	18,443	598,253
United Mizrahi Bank, Ltd. *	3,253	18,952

		1,333,815
Italy - 2.97%
Alleanza Assicuraz SpA (a)	10,566	119,626
Assicurazioni Generali SpA (a)	24,663	897,565
Autogrill SpA	3,019	46,410
Autostrade SpA	7,280	204,381
Banca Fideuram SpA (a)	7,560	43,956
Banca Intesa SpA - Non convertible	25,737	139,610
Banca Intesa SpA	101,786	595,708
Banca Monte dei Paschi Siena SpA (a)	30,291	181,925
Banca Popolare di Milano SpA (a)	9,886	125,886
Banche Popolari Unite SpA	8,765	226,583
Banco Popolare Di Verona e Novara SpA	9,687	259,330
Benetton Group SpA (a)	1,777	26,522
Bulgari SpA (a)	3,823	43,332
Capitalia SpA	43,893	359,809

The accompanying notes are an integral part of the financial statements. 76

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Enel SpA	111,114	$956,993
Eni SpA (a)	67,228	1,978,446
Fiat SpA * (a)	14,974	199,191
Finmeccanica SpA	8,123	180,196
Fondiaria-Sai SpA	1,783	72,818
Gruppo Editoriale L'Espresso SpA (a)	4,709	25,123
Italcementi SpA (a)	1,850	46,760
Lottomatica SpA	814	30,851
Luxottica Group SpA (a)	3,441	93,394
Mediaset SpA (a)	19,989	235,506
Mediobanca SpA (a)	12,451	243,590
Mediolanum SpA (a)	6,689	46,926
Mondadori (Arnoldo) Editore SpA (a)	3,141	30,264
Pirelli & Company SpA (a)	72,036	62,641
San Paolo-IMI SpA	29,060	513,568
Seat Pagine Gialle SpA	103,657	48,215
Snam Rete Gas SpA (a)	24,389	107,131
T.E.R.N.A SpA (a)	30,270	80,649
Telecom Italia SpA	275,664	767,041
Telecom Italia SpA-RNC	157,384	406,249
Tiscali SpA * (a)	6,476	19,220
UniCredito Italiano SpA	44,882	349,850
UniCredito Italiano SpA	156,871	1,226,801

		10,992,066
Japan - 19.12%
Access Company, Ltd. * (a)	6	42,968
Acom Company, Ltd.	1,987	107,762
Aderans Company, Ltd.	483	13,034
Advantest Corp.	1,990	202,641
AEON Company, Ltd. (a)	14,604	320,126
AEON Credit Service Company, Ltd.	1,877	45,571
Aiful Corp. (a)	1,727	92,153
Aisin Seiki Company	5,179	153,780
Ajinomoto Company, Inc.	15,305	169,350
Alfresa Holdings Corp.	724	44,956
All Nippon Airways Company, Ltd.	17,715	68,072
Alps Electric Company (a)	5,138	64,166
Amada Company, Ltd.	9,829	103,007
Amano Corp. (a)	1,095	16,257
Aoyama Trading Company, Ltd.	1,142	35,705
Arrk Corp. *	1,800	42,522
Asahi Breweries, Ltd. (a)	9,201	129,130
Asahi Glass Company, Ltd. (a)	26,191	331,891
Asahi Kasei Corp.	30,963	201,994
ASATSU-DK, Inc. (a)	548	17,708
Asics Corp. (a)	5,000	50,915
Astellas Pharmaceuticals, Inc.	14,069	516,046
Autobacs Seven Company, Ltd.	853	37,098
Bank of Fukuoka, Ltd. (a)	15,362	116,719
Bank of Kyoto, Ltd. (a)	7,000	75,499
Benesse Corp.	1,854	63,956

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Bridgestone Corp. (a)	15,253	$293,724
Canon Sales Company, Inc.	2,000	41,221
Canon, Inc. (a)	27,261	1,335,612
Casio Computer Company, Ltd. (a)	6,233	118,939
Central Glass Company, Ltd.	2,886	17,164
Central Japan Railway Company, Ltd.	40	398,236
Chiba Bank, Ltd.	17,896	167,230
Chiyoda Corp. (a)	4,000	81,743
Chubu Electric Power Company, Inc.	15,177	409,562
Chugai Pharmaceutical Company, Ltd. (a)	7,516	153,267
Circle K Sunkus Company, Ltd. (a)	612	13,228
Citizen Watch Company, Ltd. (a)	10,135	91,786
Coca-Cola West Japan Company, Ltd.	677	14,338
COMSYS Holdings Corp.	2,943	36,291
Credit Saison Company, Ltd.	4,191	198,378
CSK Corp. (a)	1,790	81,602
Dai Nippon Printing Company, Ltd.	16,953	262,057
Daicel Chemical Industries, Ltd.	6,534	53,354
Daido Steel Company, Ltd.	8,000	62,740
Daiichi Sankyo Company, Ltd.	18,772	516,412
Daikin Industries, Ltd. (a)	6,515	225,881
Daimaru, Inc.	4,886	64,689
Dainippon Ink & Chemicals, Inc. (a)	14,010	52,489
Dainippon Screen Manufacturing Company,
Ltd.	6,238	57,093
Daito Trust Construction Company, Ltd.	1,819	100,716
Daiwa House Industry Company, Ltd. (a)	12,715	203,209
Daiwa Securities Group, Inc.	32,251	384,179
Denki Kagaku Kogyo Kabushiki Kaisha	9,477	39,396
Denso Corp.	13,722	448,192
Dentsu, Inc. (a)	50	137,985
Dowa Mining Company, Ltd.	6,534	57,748
E-Access, Ltd.	23	15,085
East Japan Railway Company	90	668,093
Ebara Corp. (a)	6,534	27,847
Eisai Company, Ltd.	6,652	299,182
Electric Power Development Company, Ltd.	4,300	163,731
Elpida Memory, Inc. * (a)	1,000	37,553
Familymart Company, Ltd.	1,860	53,605
Fanuc, Ltd.	4,679	420,070
Fast Retailing Company, Ltd.	1,366	111,542
Fuji Electric Holdings	15,420	80,665
Fuji Photo Film Company, Ltd.	12,967	434,857
Fuji Software ABC, Inc. (a)	418	13,762
Fuji Television Network, Inc.	11	24,401
Fujikura, Ltd. (a)	9,477	104,532
Fujitsu, Ltd.	46,621	361,144
Furukawa Electric Company, Ltd. (a)	17,362	112,204
Glory, Ltd.	1,400	26,898
Goodwill Group, Inc. (a)	40	29,518
Gunma Bank	7,477	55,504
Gunze, Ltd.	5,238	31,198

The accompanying notes are an integral part of the financial statements. 77

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc. (a)	570	$41,914
Hankyu Department Stores (a)	2,591	20,094
Haseko Corp. * (a)	19,500	66,246
Hikari Tsushin, Inc. (a)	700	37,780
Hino Motors, Ltd. (a)	7,886	45,868
Hirose Electric Company, Ltd.	683	82,911
Hitachi Cable, Ltd.	2,591	11,993
Hitachi Capital Corp.	707	12,349
Hitachi Chemical, Ltd.	2,484	65,080
Hitachi Construction Machinery Company, Ltd.	2,243	53,967
Hitachi High-Technologies Corp *	1,800	54,705
Hitachi, Ltd.	84,118	555,375
Hokkaido Electric Power Company, Inc.	4,768	113,053
Hokugin Financial Group, Inc.	30,134	125,794
Honda Motor Company, Ltd.	39,862	1,263,692
House Food Corp. (a)	2,301	34,765
Hoya Corp.	10,992	390,703
Ibiden Company, Ltd.	3,300	158,508
Index Corp. (a)	27	26,645
Inpex Holdings Inc. * (a)	20	176,412
Isetan Company, Ltd.	4,262	72,581
Ishikawajima-Harima Heavy Industries
Company, Ltd.	30,134	95,267
ITO EN, Ltd. (a)	1,706	62,426
Itochu Corp.	39,202	344,072
Itochu Techno-Science Corp. (a)	548	25,221
JAFCO Company, Ltd. (a)	653	39,121
Japan Airlines System Corp.	16,953	42,492
Japan Prime Realty Investment Corp. (a)	8	24,034
Japan Real Estate Investment Corp. (a)	8	71,263
Japan Retail Fund (a)	7	55,019
Japan Tobacco, Inc.	118	429,728
JFE Holdings, Inc. (a)	14,762	625,263
JGC Corp. (a)	5,886	101,214
Joyo Bank, Ltd.	18,953	114,872
JS Group Corporation	6,716	141,059
JSR Corp.	4,833	121,980
Kajima Corp. (a)	24,191	110,915
Kaken Pharmaceutical Company, Ltd. (a)	1,943	14,576
Kamigumi Company, Ltd.	7,534	57,177
Kaneka Corp.	7,829	71,107
Kansai Electric Power Company, Ltd.	19,878	444,414
Kansai Paint Company, Ltd. (a)	5,238	41,765
Kao Corp.	13,362	349,497
Katokichi Company, Ltd. (a)	1,737	17,445
Kawasaki Heavy Industries, Ltd. (a)	28,963	97,382
Kawasaki Kisen Kaisha, Ltd. (a)	14,067	81,327
KDDI Corp.	63	386,787
Keihin Electric Express Railway
Company, Ltd. (a)	11,067	78,287
Keio Electric Railway Company, Ltd.	15,715	101,697
Keisei Electric Railway Company, Ltd. (a)	5,000	28,208

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Keyence Corp.	947	$241,661
Kikkoman Corp. (a)	4,238	52,778
Kinden Corp.	2,591	22,198
Kintetsu Corp.	41,792	139,422
Kirin Brewery Company, Ltd. (a)	20,896	328,299
Kobe Steel Company, Ltd.	71,517	223,598
Kokuyo Company, Ltd.	2,431	40,635
Komatsu, Ltd.	23,430	465,510
Komori Corp.	1,295	27,539
Konami Corp. (a)	2,343	51,667
Konica Minolta Holdings, Inc.	11,391	143,749
Kose Corp. (a)	600	18,864
Koyo Seiko Company, Ltd.	4,843	93,472
Kubota Corp.	26,782	253,775
Kuraray Company, Ltd.	8,800	98,371
Kurita Water Industries, Ltd.	3,319	68,116
Kyocera Corp.	4,238	327,922
KYOWA HAKKO KOGYO COMPANY, LTD.	6,477	43,612
Kyushu Electric Power	10,031	233,024
Lawson, Inc. (a)	1,631	59,397
LeoPalace21 Corp.	3,402	117,356
Mabuchi Motor Company, Ltd. (a)	918	54,837
Makita Corp. (a)	3,143	99,364
Marubeni Corp.	36,202	192,858
Marui Company, Ltd.	8,664	134,835
Matsui Securities Company, Ltd. (a)	2,000	18,916
Matsumotokiyoshi Company, Ltd. (a)	1,348	34,258
Matsushita Electric Industrial Company, Ltd.	50,393	1,062,828
Matsushita Electric Works, Ltd. (a)	8,181	90,809
Mediceo Holdings Company, Ltd.	4,590	81,975
Meiji Dairies Corp. (a)	6,886	48,050
Meiji Seika Kaisha, Ltd. (a)	6,534	33,268
Meitec Corp. (a)	1,083	35,279
Millea Holdings, Inc.	38	706,869
Minebea Company, Ltd. (a)	8,477	46,122
Mitsubishi Chemical Holdings Corp, ADR	31,500	196,694
Mitsubishi Corp.	35,556	709,536
Mitsubishi Electric Corp.	50,973	408,211
Mitsubishi Estate Company, Ltd.	28,782	610,805
Mitsubishi Gas & Chemicals Company, Inc.	10,829	124,079
Mitsubishi Heavy Industries, Ltd.	79,937	344,866
Mitsubishi Logistc Corp. (a)	1,943	30,408
Mitsubishi Materials Corp. (a)	24,020	102,369
Mitsubishi Rayon Company, Ltd. (a)	13,010	105,893
Mitsubishi Securities Company, Ltd.	8,000	103,122
Mitsubishi UFJ Financial Group, Inc.	220	3,074,102
Mitsui & Company, Ltd.	39,611	559,027
Mitsui Chemicals, Inc.	18,010	117,492
Mitsui Engineering & Shipbuilding
Company, Ltd. * (a)	15,362	46,956
Mitsui Fudosan Company, Ltd.	20,248	439,424
Mitsui Mining & Smelting Company, Ltd.	16,010	94,378

The accompanying notes are an integral part of the financial statements. 78

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui O.S.K. Lines, Ltd.	29,487	$200,348
Mitsui Sumitomo Insurance Company, Ltd.	31,259	392,290
Mitsui Trust Holdings, Inc.	14,010	168,235
Mitsukoshi, Ltd. (a)	10,829	49,461
Mitsumi Electric Company, Ltd. (a)	901	10,654
Mizuho Financial Group, Inc.	248	2,098,703
Murata Manufacturing Company, Ltd.	5,304	344,166
Namco Bandai Holdings, Inc. (a)	6,032	91,609
NEC Corp.	50,383	268,404
NEC Electronics Corp. (a)	1,148	36,795
Net One Systems Company, Ltd. (a)	14	26,043
NGK Insulators, Ltd. (a)	6,829	79,797
NGK Spark Plug Company, Ltd. (a)	5,238	105,213
NHK Spring Company, Ltd. (a)	3,000	34,505
NICHIREI Corp.	7,534	40,267
Nidec Corp.	2,914	208,679
Nikko Cordial Corp.	21,543	275,437
Nikon Corp. (a)	7,181	125,301
Nintendo Company, Ltd.	2,608	437,305
Nippon Building Fund, Inc. (a)	11	106,633
Nippon Electric Glass Company, Ltd.	5,000	100,214
Nippon Express Company, Ltd. (a)	21,191	114,371
Nippon Kayaku Company, Ltd.	3,591	29,887
Nippon Light Metal Company, Ltd. (a)	16,124	44,075
NIPPON MEAT PACKERS, Inc. (a)	5,238	60,658
Nippon Mining Holdings, Inc.	20,868	175,502
Nippon Oil Corp.	32,906	240,246
Nippon Paper Group, Inc. (a)	27	110,353
Nippon Sheet Glass Company, Ltd. (a)	9,829	54,594
Nippon Shokubai Company, Ltd.	3,591	43,874
Nippon Steel Corp. (a)	161,464	610,575
Nippon Telegraph & Telephone Corp.	137	671,211
Nippon Yusen Kabushiki Kaisha (a)	26,077	169,436
Nippon Zeon Company (a)	3,591	42,714
Nishimatsu Construction Company, Ltd. (a)	7,886	29,408
Nishi-Nippon City Bank, Ltd.	14,000	67,001
Nissan Chemical Industries, Ltd.	3,238	40,325
Nissan Motor Company, Ltd.	59,810	652,919
Nisshin Seifun Group, Inc.	4,886	54,405
Nisshin Steel Company (a)	24,953	80,195
Nisshinbo Industries, Inc.	4,591	50,198
Nissin Food Products Company, Ltd. (a)	2,684	94,698
Nitori Company, Ltd.	1,132	55,065
Nitto Denko Corp.	4,368	310,896
NOK Corp. (a)	3,008	87,215
Nomura Real Estate Office Fund, Inc.	6	47,474
Nomura Research Institute, Ltd.	489	60,471
Nomura Securities Company, Ltd. (a)	45,993	861,578
NSK, Ltd.	11,715	97,092
NTN Corp. (a)	8,772	69,330
NTT Data Corp. (a)	31	134,012
NTT DoCoMo, Inc.	486	713,052

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NTT Urban Development Corp. (a)	6	$46,740
Obayashi Corp. (a)	17,362	119,330
OBIC Company, Ltd. (a)	210	42,438
Odakyu Electric Railway Company (a)	15,305	98,643
Oji Paper Company, Ltd.	21,191	120,478
Oki Electric Industry Company, Ltd.	15,362	36,223
Okuma Holdings, Inc. *	4,000	45,133
Okumura Corp. (a)	2,886	16,030
Olympus Optical Company, Ltd.	5,534	147,889
Omron Corp.	5,839	148,646
Onward Kashiyama Company, Ltd.	2,591	39,848
Oracle Corp. - Japan (a)	1,048	48,966
Oriental Land Company, Ltd.	1,407	79,133
Orix Corp.	2,224	542,865
Osaka Gas Company, Ltd.	54,155	174,045
Otsuka Corp. *	400	45,064
Pioneer Electronic Corp. (a)	3,979	64,148
Promise Company, Ltd.	2,381	137,863
Q.P. Corp.	1,513	14,363
Rakuten, Inc. (a)	170	100,956
Resona Holdings, Inc. * (a)	119	375,171
Ricoh Company, Ltd.	17,601	345,088
Rinnai Corp. (a)	548	14,501
Rohm Company, Ltd.	2,873	256,677
Ryohin Keikaku Company, Ltd.	689	56,441
Sanken Electric Company	2,943	37,422
SANKYO Company, Ltd. (a)	1,407	89,331
Santen Pharmaceutical Company, Ltd.	1,400	33,256
Sanwa Shutter Corp. (a)	2,238	13,173
Sanyo Electric Company, Ltd. * (a)	37,849	81,645
Sapporo Hokuyo Holdings, Inc.	8	83,839
Sapporo Holdings (a)	8,534	43,153
SBI E*Trade Securities Compnay, Ltd.	25	33,405
SBI Holdings, Inc. (a)	210	92,616
Secom Company, Ltd.	5,710	269,780
Sega Sammy Holdings, Inc.	3,808	141,006
Seiko Epson Corp. (a)	2,978	81,144
Seino Transportation Company, Ltd. (a)	3,591	37,884
Sekisui Chemical Company, Ltd.	12,772	110,203
Sekisui House, Ltd.	13,362	183,326
Seven & I Holdings Company, Ltd.	20,519	675,574
SFCG Company, Ltd.	110	24,977
Sharp Corp.	24,782	391,300
Shimachu Company, Ltd.	1,177	30,734
Shimamura Company, Ltd. (a)	624	68,337
Shimano, Inc. (a)	2,131	65,137
Shimizu Corp.	16,305	91,276
Shin-Etsu Chemical Company, Ltd.	10,289	558,906
Shinko Electric Industries Company, Ltd.	2,000	57,989
Shinko Securities Company, Ltd.	14,000	59,176
Shinsei Bank, Ltd.	34,906	221,011
Shionogi & Company, Ltd. (a)	8,477	151,025

The accompanying notes are an integral part of the financial statements. 79

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shiseido Company, Ltd. (a)	9,477	$185,807
Shizuoka Bank, Ltd.	15,658	169,017
Showa Denko K.K. (a)	28,839	128,196
Showa Shell Sekiyu K.K. (a)	3,345	39,233
Skylark Company, Ltd. (a)	2,495	54,365
SMC Corp.	1,436	203,038
SOFTBANK Corp. (a)	19,112	428,124
Sojitz Holdings Corp. *	9,709	38,326
Sompo Japan Insurance, Inc.	21,896	305,957
Sony Corp.	26,058	1,149,233
Stanley Electric Corp.	3,792	78,155
Sumco Corp *	1,400	79,717
Sumitomo Bakelite Company, Ltd. (a)	4,238	39,750
Sumitomo Chemical Company, Ltd.	39,554	329,545
Sumitomo Corp.	28,134	370,763
Sumitomo Electric Industries, Ltd.	19,001	278,116
Sumitomo Heavy Industries, Ltd.	14,010	129,449
Sumitomo Metal Industries, Ltd.	105,423	434,563
Sumitomo Metal Mining Company, Ltd.	13,715	178,706
Sumitomo Mitsui Financial Group, Inc.	154	1,627,353
Sumitomo Osaka Cement Company, Ltd.	11,477	35,281
Sumitomo Realty &
Development Company, Ltd.	10,124	249,331
Sumitomo Rubber Industries, Inc. (a)	3,300	36,284
Sumitomo Trust & Banking Company, Ltd.	33,554	366,294
Suruga Bank, Ltd.	4,886	65,798
Suzuken Company, Ltd. (a)	1,477	58,561
T&D Holdings, Inc. (a)	6,009	485,422
TAIHEIYO CEMENT CORP. (a)	24,191	89,154
Taisei Corp.	24,134	88,101
Taisho Pharmaceuticals Company, Ltd. (a)	3,238	63,485
Taiyo Nippon Sanso Corp. (a)	7,181	56,944
Taiyo Yuden Company, Ltd. (a)	1,943	24,656
Takara Holdings (a)	5,591	32,666
Takashimaya Company, Ltd. (a)	7,181	90,056
Takeda Pharmaceutical Company, Ltd.	22,651	1,408,455
Takefuji Corp.	2,944	175,347
Tanabe Seiyaku Company, Ltd.	5,000	61,482
TDK Corp.	3,232	245,565
Teijin, Ltd.	22,896	145,168
Terumo Corp.	4,697	156,697
The 77th Bank, Ltd.	8,477	59,003
The Bank of Yokohama, Ltd.	31,316	242,039
The Japan Steel Works, Ltd.	9,000	61,622
The Tokyo Electric Power Company, Ltd.	29,233	806,745
THK Company, Ltd. (a)	2,619	77,995
TIS, Inc.	983	27,471
Tobu Railway Company, Ltd.	22,248	106,086
Toda Corp. (a)	2,238	10,808
Toho Company, Ltd.	3,967	79,163
Tohoku Electric Power Company, Inc.	11,420	250,331
Tokuyama Corp. (a)	6,000	89,079

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyo Broadcasting Company, Ltd.	548	$13,185
Tokyo Electron, Ltd.	4,268	298,188
Tokyo Gas Company, Ltd.	60,165	283,210
Tokyo Seimitsu Company, Ltd. (a)	900	46,688
Tokyo Steel Manufacturing Company, Ltd.	3,200	70,006
Tokyo Style Company, Ltd.	1,295	15,392
Tokyo Tatemono Company, Ltd. (a)	7,000	74,949
Tokyu Corp. (a)	22,134	129,125
Tokyu Land Corp.	10,829	84,264
TonenGeneral Sekiyu K.K. (a)	7,829	80,406
Toppan Printing Company, Ltd.	14,010	158,324
Toray Industries, Inc.	33,611	291,478
Toshiba Corp. (a)	75,289	491,165
Tosoh Corp.	13,772	54,845
Toto, Ltd. (a)	6,829	65,245
Toyo Seikan Kaisha, Ltd. (a)	3,791	68,699
Toyo Suisan Kaisha, Ltd. (a)	2,295	35,917
Toyobo Company, Ltd. (a)	14,067	39,804
Toyoda Gosei Company, Ltd. (a)	1,966	39,404
Toyota Industries Corp.	5,310	209,608
Toyota Motor Corp.	74,353	3,889,564
Toyota Tsusho Corp. (a)	4,800	115,069
Trend Micro, Inc. (a)	2,767	93,276
Ube Industries, Ltd.	20,963	60,598
UNI Charm Corp.	1,042	57,512
Uniden Corp.	1,295	14,295
UNY Company, Ltd.	4,238	62,438
Ushio, Inc.	2,443	51,525
USS Company, Ltd.	787	51,960
Wacoal Corp. (a)	2,943	41,226
West Japan Railway Company, Ltd.	46	190,821
Yahoo Japan Corp. (a)	383	202,697
Yakult Honsha Company, Ltd. (a)	2,443	66,353
Yamada Denki Company, Ltd.	2,084	212,395
Yamaha Corp. (a)	4,774	89,639
Yamaha Motor Company, Ltd. (a)	5,209	136,019
Yamato Transport Company, Ltd.	10,420	184,731
Yamazaki Baking Company, Ltd.	2,591	23,194
Yaskawa Electric Corp. (a)	4,000	46,461
Yokogawa Electric Corp. (a)	5,686	80,991

		70,724,884
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR * (a)	2,360	42,763
Luxembourg - 0.27%
Arcelor SA	13,777	664,411
Tenaris SA, ADR	8,220	332,828

		997,239
Malaysia - 0.34%
AirAsia BHD *	21,700	8,858
AMMB Holdings BHD	35,600	24,415
Berjaya Sports Toto BHD *	17,400	23,014

The accompanying notes are an integral part of the financial statements. 80

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
British American Tobacco Malaysia Berhad	3,300	$35,474
Bursa Malaysia BHD	8,000	12,519
Commerce Asset Holdings	55,900	90,517
DRB-Hicom BHD	16,200	6,305
Gamuda BHD	14,700	13,762
Genting Berhad	9,000	58,049
Golden Hope Plantations BHD	11,200	12,436
Guinness Anchor BHD	3,700	5,488
Highlands & Lowlands BHD	4,200	4,755
Hong Leong Bank BHD	12,300	17,072
Hong Leong Credit BHD	5,600	7,071
IGB Corp. BHD	17,700	6,551
IJM Corp. BHD *	8,700	13,259
IOI Corporation Berhad	16,100	62,656
IOI Properties BHD	2,300	5,039
KLCC Property Holdings BHD *	11,300	6,489
Kuala Lumpur Kepong Berhad *	6,500	17,247
Lafarge Malayan Cement BHD	31,200	6,283
Magnum Corp BHD	22,500	11,206
Malakoff BHD	13,800	36,429
Malayan Bank Berhad	48,000	139,774
Malaysian Airline System BHD	6,900	5,033
Malaysian Pacific Industries	2,300	6,259
Maxis Communications Berhard	22,300	51,889
Media Prima BHD *	13,100	5,775
MISC BHD	28,500	59,722
MMC Corp BHD	8,200	7,141
Mulpha International BHD *	20,300	6,353
OYL Industries BHD	17,900	27,036
Petronas Dagangan BHD *	6,600	7,328
Petronas Gas Berhad *	10,200	23,873
PLUS Expressways BHD	38,500	27,975
POS Malaysia & Services Holdings BHD *	8,100	9,876
PPB Group BHD	12,300	13,390
Proton Holdings BHD *	6,500	9,199
Public Bank Berhad	26,000	44,577
Resorts World Berhad	12,600	40,120
RHB Capital BHD	16,600	12,423
Road Builder M Holdings BHD	10,500	6,229
Scomi Group BHD	16,400	4,820
Shell Refining Company Federation of Malaya
BHD *	3,900	10,720
Sime Darby Berhard	37,700	56,429
SP Setia BHD *	12,600	12,962
Star Publications Malaysia BHD	11,600	11,049
Tanjong PLC	5,700	20,942
Telekom Malaysia BHD	21,600	53,199
Tenaga Nasional BHD	25,700	64,346
Transmile Group BHD *	3,400	11,844
UMW Holdings Berhad *	5,300	10,890
YTL Corp. BHD	16,200	21,427

		1,267,494

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico - 0.80%
Alfa SA de CV	9,036	$45,622
America Movil SA de CV (a)	509,360	855,131
Cemex SA de CV *	92,344	528,902
Coca-Cola Femsa SA de CV	7,859	23,394
Consorcio ARA SA de CV	4,485	18,556
Controladora Comercial Mexicana SA de CV	8,971	15,275
Corp GEO SA de CV *	10,748	35,783
Fomento Economico Mexicano SA de CV	19,855	167,106
Grupo Aeroportuario del Sureste SA de CV	7,030	23,847
Grupo Bimbo SA de CV (a)	7,988	24,054
Grupo Carso SA de CV (a)	19,148	44,445
Grupo Financiero Banorte SA de CV	36,931	86,049
Grupo Mexico SA	29,245	83,945
Grupo Modelo SA	13,908	53,414
Grupo Televisa SA (a)	65,143	253,933
Industrias Penoles SA de CV	2,750	17,809
Kimberly-Clark de Mexico SA de CV	12,926	41,134
Telefonos de Mexico SA de CV (a)	310,020	326,291
TV Azteca SA de CV * (a)	33,951	23,010
Urbi Desarrollos Urbanos SA de CV *	10,800	25,164
Wal-Mart de Mexico SA	99,932	280,648

		2,973,512
Netherlands - 4.19%
ABN AMRO Holdings NV	45,909	1,254,848
Aegon NV	35,874	612,909
Akzo Nobel NV	6,642	357,832
ASML Holding NV *	11,787	238,582
Buhrmann NV	3,155	45,719
Corio NV	1,061	65,933
DSM NV	3,893	161,975
Euronext NV (a)	2,328	218,056
Fugro NV	1,546	66,616
Getronics NV	3,160	33,960
Hagemeyer NV * (a)	13,486	62,211
Heineken NV	6,330	268,144
ING Groep NV	47,670	1,871,922
Koninklijke (Royal) KPN NV	49,416	555,056
Koninklijke (Royal) Philips Electronics NV	31,847	994,196
Koninklijke Ahold NV *	37,947	329,251
Oce-Van Der Grinten NV (a)	2,123	31,144
Randstad Holdings NV	1,198	70,175
Reed Elsevier NV	18,200	273,501
Rodamco Europe NV	1,395	136,636
Royal Dutch Shell PLC, A Shares	101,087	3,401,300
Royal Dutch Shell PLC, B Shares	70,369	2,460,091
Royal Numico NV	4,527	202,994
SBM Offshore NV	4,022	107,099
TNT Post Group NV	10,108	361,404
Unilever NV	44,532	1,008,929
Vedior NV	4,384	91,986
Wereldhave NV	536	52,089

The accompanying notes are an integral part of the financial statements. 81

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	7,003	$165,284

		15,499,842
New Zealand - 0.12%
Auckland International Airport, Ltd.	27,201	35,976
Contact Energy, Ltd.	8,018	34,795
Fisher & Paykel Appliances Holdings, Ltd.	6,971	19,587
Fisher & Paykel Healthcare Corp.	13,404	35,212
Fletcher Building, Ltd.	13,267	73,991
Kiwi Income Property Trust	20,906	17,457
Sky City Entertainment Group, Ltd.	12,117	39,881
Sky Network Television, Ltd. (a)	5,411	18,964
Telecom Corp. of New Zealand, Ltd.	58,604	144,305
Tower, Ltd. * (a)	7,975	16,721
Vector, Ltd.	6,952	10,339
Warehouse Group, Ltd.	3,823	11,557

		458,785
Norway - 0.68%
Acergy SA * (a)	5,083	77,356
Aker Kvaerner ASA	729	68,381
Den Norske Bank ASA	17,801	220,870
DET Norske Oljeselskap *	22,000	44,170
Norsk Hydro ASA	19,030	504,333
Norske Skogindustrier ASA (a)	4,513	66,144
Ocean RIG ASA * (a)	4,825	33,867
Orkla ASA	5,118	237,160
Petrojarl ASA *	1,510	9,944
Petroleum Geo-Services ASA *	1,510	85,129
Prosafe ASA (a)	900	54,932
Schibsted ASA (a)	1,271	33,888
Statoil ASA	17,571	498,122
Stolt-Nielsen SA (a)	1,200	28,140
Storebrand ASA (a)	6,122	63,177
Tandberg ASA	3,539	29,274
Tandberg Television ASA *	2,000	33,168
Telenor ASA (a)	20,591	248,873
TGS Nopec Geophysical Company ASA *	2,800	49,470
Tomra Systems ASA (a)	4,633	37,579
Yara International ASA	5,412	72,149

		2,496,126
Peru - 0.06%
Cia de Minas Buenaventura SA	2,208	60,763
Credicorp SA	1,190	35,343
Minsur SA	8,627	11,513
Southern Peru Copper Corp.	1,014	90,449
Volcan Compania Minera SA, CMN Series B *	8,180	12,925

		210,993
Philippines - 0.07%
ABS-CBN Broadcasting Corp. *	30	8
Ayala Corp.	3,234	22,564
Ayala Land, Inc.	136,000	29,493
Banco De Oro	8,886	5,195

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
Bank of the Philippine Islands	33,600	$31,680
Equitable PCI Bank Corp. *	9,133	12,658
Filinvest Land, Inc. *	79,193	1,971
First Philippine Holdings Corp.	7,076	6,005
Globe Telecommunications, Inc.	830	14,556
Jollibee Foods Corp.	10,900	6,372
Manila Electric Company *	6,089	2,555
Megaworld Corp.	64,177	1,791
Metropolitan Bank & Trust Company	15,500	9,938
Petron Corp.	37,848	2,783
Philippine Long Distance Telephone Company	1,350	46,587
San Miguel Corp.	11,600	15,968
SM Investments Corp.	4,163	16,800
SM Prime Holdings, Ltd.	109,000	16,032

		242,956
Poland - 0.22%
Agora SA	813	8,883
Bank BPH SA	224	49,232
Bank Pekao SA	2,167	129,276
Bank Zachodni WBK SA	570	32,036
Boryszew SA	661	4,400
BRE Bank SA *	226	12,737
Budimex SA *	278	4,862
Computerland SA	207	6,889
Debica SA	150	2,826
Globe Trade Centre SA *	156	12,980
Grupa Kety SA	228	9,020
KGHM Polska Miedz SA	2,864	97,118
Mondi Packaging Paper Swiecie SA	417	7,987
Orbis SA	660	8,973
Polish Oil & Gas Company *	30,232	31,989
Polska Grupa Farmaceutyczna SA	331	6,651
Polski Koncern Naftowy Orlen SA	7,795	129,717
Powszechna Kasa Oszczednosci Bank
Polski SA	10,415	120,994
Prokom Software SA	271	10,508
Softbank SA	253	2,868
Telekomunikacja Polska SA	18,226	114,453
TVN SA *	540	16,277

		820,676
Portugal - 0.24%
Banco BPI, SA	8,077	61,308
Banco Comercial dos Acores, SA	51,931	147,319
Banco Espirito Santo SA	3,255	43,840
Brisa Auto Estrada, SA	8,769	91,437
Cimpor-Cimentos De Portugal, SA	5,356	35,658
Electricidade De Portugal, SA	48,579	190,576
Jeronimo Martins, SGPS, SA	1,003	17,110
Portugal Telecom, SGPS, SA	20,146	243,019
PT Multimedia.com, SGPS, SA	2,084	24,101
Sonae Industria SGPS SA New *	1,621	13,939

The accompanying notes are an integral part of the financial statements. 82

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Sonae, SGPS, SA	23,914	$35,753

		904,060
Russia - 1.16%
AFK Sistema, Reg. S, Spons. GDR	2,727	54,813
Gazprom, ADR	29,569	1,243,377
JSC MMC Norilsk Nickel, ADR	2,168	281,840
Lukoil Oil Company, ADR	12,215	1,016,288
Mechel Steel Group, ADR	713	15,964
Mobile Telesystems, ADR	5,830	171,635
NovaTek OAO, ADR	1,995	87,780
Novolipetsk Steel, ADR	3,137	69,014
Polyus Gold Company, ADR *	2,640	113,520
RAO Unified Energy System, ADR (a)	2,404	166,116
Rostelecom, ADR (a)	1,748	50,692
Sberbank of Russian Federation, ADR	1,066	181,753
Sibirtelecom, ADR * (a)	158	7,963
Surgutneftegaz, ADR for PFD Shares	2,016	211,680
Surgutneftegaz, ADR (a)	4,202	307,166
Tatneft, ADR (a)	1,931	148,687
UralsvyAzinform, ADR (a)	1,479	9,850
VolgaTelecom, ADR *	1,355	8,320
Vympel Communicatii, ADR * (a)	2,707	124,035
Wimm-Bill-Dann Foods OJSC, ADR (a)	460	18,009

		4,288,502
Singapore - 0.67%
Allgreen Properties, Ltd.	13,420	10,678
Ascendas, REIT * (a)	24,395	29,579
CapitaLand, Ltd.	29,725	84,473
CapitaMall Trust * (a)	23,291	31,182
Chartered Semiconductor
Manufacturing, Ltd. * (a)	27,430	23,385
City Developments, Ltd.	13,715	80,982
ComfortDelGro Corp., Ltd. (a)	47,269	45,672
Cosco Corp. Singapore, Ltd. (a)	21,000	16,710
Creative Technology, Ltd.	1,504	8,358
DBS Group Holdings, Ltd.	30,316	346,523
Fraser and Neave, Ltd.	23,200	58,604
Haw Par Corp., Ltd.	2,613	9,406
Jardine Cycle and Carriage, Ltd. (a)	2,646	16,710
Keppel Corp., Ltd.	15,010	139,341
Keppel Land, Ltd. (a)	10,124	25,830
K-REIT Asia *	2,425	1,945
Neptune Orient Lines, Ltd.	13,362	15,273
Olam International, Ltd.	17,000	15,460
Oversea-Chinese Banking Corp., Ltd.	68,448	285,290
Parkway Holdings, Ltd.	16,305	25,433
SembCorp Industries, Ltd.	23,415	47,910
SembCorp Marine, Ltd.	13,362	25,315
Singapore Airlines, Ltd.	15,010	120,383
Singapore Exchange, Ltd. (a)	19,601	43,572
Singapore Land, Ltd. (a)	2,591	10,308

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Petroleum Company, Ltd.	3,000	$9,567
Singapore Post, Ltd.	35,849	24,450
Singapore Press Holdings, Ltd. (a)	44,059	114,634
Singapore Technologies Engineering, Ltd.	36,202	66,071
Singapore Telecommunications, Ltd.	185,707	297,882
SMRT Corporation, Ltd. (a)	17,010	12,031
ST Assembly Test Services, Ltd. * (a)	34,134	21,448
Suntec Real Estate Investment Trust * (a)	23,191	18,160
United Overseas Bank, Ltd.	31,963	314,887
United Overseas Land, Ltd. (a)	13,568	24,506
Venture Corp., Ltd.	6,534	43,739
Want Want Holdings Company, Ltd.	11,000	14,850
Wing Tai Holdings, Ltd.	12,772	11,453

		2,492,000
South Africa - 1.21%
African Bank Investments, Ltd.	12,138	47,430
Alexander Forbes, Ltd. *	9,170	18,691
Allan Gray Property Trust	28,755	19,269
Anglo Platinum, Ltd.	1,793	188,987
AngloGold Ashanti, Ltd.	3,629	179,849
Aspen Pharmacare Holdings, Ltd.	5,681	28,948
Aveng, Ltd.	10,833	32,440
AVI, Ltd.	8,775	16,906
Barloworld, Ltd.	5,737	96,911
Bidvest Group, Ltd. *	6,796	93,690
Consol, Ltd.	9,335	17,007
Edgars Consolidated Stores, Ltd.	12,961	52,383
Ellerine Holdings, Ltd.	3,151	28,813
FirstRand, Ltd.	75,269	177,586
Foschini, Ltd.	5,536	35,358
Gold Fields, Ltd.	13,162	297,675
Grindrod, Ltd.	6,753	10,983
Harmony Gold Mining Company, Ltd. *	8,875	141,371
Impala Platinum Holdings, Ltd.	1,734	319,499
Imperial Holdings, Ltd. *	4,898	92,312
Investec, Ltd.	898	40,092
JD Group, Ltd.	4,479	41,507
Kumba Resources, Ltd.	1,734	30,986
Lewis Group, Ltd. *	2,534	16,344
Liberty Group, Ltd.	3,398	34,156
Massmart Holdings, Ltd.	5,107	33,510
Metropolitan Holdings, Ltd.	16,894	27,830
Mittal Steel South Africa, Ltd.	5,403	56,383
MTN Group, Ltd.	36,334	268,333
Murray & Roberts Holdings, Ltd.	8,187	29,031
Nampak, Ltd.	14,574	37,132
Naspers, Ltd.	8,208	139,649
Nedbank Group, Ltd.	5,311	83,784
Network Healthcare Holdings, Ltd. *	32,258	43,188
Pick'n Pay Stores, Ltd.	6,260	25,432
Pretoria Portland Cement Company, Ltd.	283	14,519

The accompanying notes are an integral part of the financial statements. 83

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Reunert, Ltd.	4,718	$42,813
Sanlam, Ltd.	62,275	126,063
Sappi, Ltd.	5,461	67,243
Sasol, Ltd.	15,688	602,290
Shoprite Holdings, Ltd.	11,585	41,080
Spar Group, Ltd.	4,885	23,562
Standard Bank Group, Ltd.	33,362	358,631
Steinhoff International Holdings, Ltd. *	22,742	67,785
Super Group, Ltd.	5,938	9,948
Telkom SA, Ltd.	6,882	126,812
Tiger Brands, Ltd.	4,273	85,603
Tongaat-Hulett Group, Ltd.	1,449	19,035
Truworths International, Ltd.	12,498	37,513
Woolworths Holdings, Ltd.	21,321	40,779

		4,467,141
South Korea - 2.19%
Cheil Industries, Inc.	1,200	41,866
CJ Corp.	480	52,617
Daegu Bank	3,300	59,130
Daelim Industrial Company	700	43,974
Daewoo Engineering & Construction
Company, Ltd.	4,010	57,059
Daewoo International Corp.	1,140	40,613
Daewoo Securities Company, Ltd.	3,030	46,628
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,490	73,224
Daishin Securities Company, Ltd.	1,160	21,213
Dongbu Insurance Company, Ltd.	990	24,835
Doosan Infracore Company, Ltd.	1,630	26,973
GS Engineering & Construction Corp.	940	60,834
Hana Financial Group, Inc.	2,900	136,327
Hanjin Heavy Industries & Construction
Company, Ltd.	1,240	33,197
Hanjin Shipping Company, Ltd.	1,450	34,617
Hite Brewery Company, Ltd.	270	27,007
Hyundai Autonet Company, Ltd. *	2,560	27,927
Hyundai Department Store Company, Ltd.	400	30,904
Hyundai Development Company	1,670	72,169
Hyundai Engineering & Construction
Company, Ltd. *	1,020	46,767
Hyundai Heavy Industries	1,170	131,336
Hyundai Marine & Fire
Insurance Company, Ltd.	1,990	27,897
Hyundai Mipo Dockyard	330	33,043
Hyundai Mobis	1,430	121,032
Hyundai Motor Company	3,880	329,621
Hyundai Securities Company, Ltd.	3,020	34,696
Kangwon Land, Inc.	2,840	48,493
KCC Corp.	130	31,515
Kia Motors Corp.	4,940	84,611
Kookmin Bank, ADR	8,710	723,453
Korea Electric Power Corp., ADR	13,226	250,765

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Exchange Bank *	2,640	$31,583
Korea Investment Holdings Company, Ltd.	1,010	33,001
Korea Zinc Company, Ltd.	340	26,662
Korean Air Lines Company, Ltd.	960	35,415
Korean Reinsurance Company	2,070	23,236
KT & G Corp.	2,900	169,339
KT Corp., Sponsored ADR	7,002	150,193
KT Freetel Company, Ltd.	2,550	79,826
LG Chem, Ltd.	1,210	42,087
LG Electronics, Inc.	2,400	145,455
LG Household & Health Care, Ltd.	310	26,760
LG International Corp.	1,480	34,631
LG Philips LCD Company, Ltd. *	1,180	43,904
Lotte Confectionery Company, Ltd.	20	25,191
Lotte Shopping Company	220	85,565
Mirae Asset Securities Company, Ltd.	420	23,418
NCSoft Corp. *	400	22,978
NHN Corp. *	319	110,957
Nong Shim Company, Ltd.	90	23,715
Orion Corp.	100	27,194
Pacific Corp.	140	23,020
POSCO	1,870	501,623
Pusan Bank	3,320	42,342
S1 Corp.	530	23,798
Samsung Corp.	3,430	94,178
Samsung Electro-Mechanics Company *	1,570	54,112
Samsung Electronics Company, Ltd.	2,960	1,881,296
Samsung Engineering Company, Ltd.	860	38,343
Samsung Fire & Marine
Insurance Company, Ltd.	940	126,324
Samsung Heavy Industries Company, Ltd.	4,450	102,719
Samsung SDI Company, Ltd.	900	61,850
Samsung Securities Company, Ltd.	1,390	74,866
Samsung Techwin Company, Ltd.	1,250	34,321
Shinhan Financial Group Company, Ltd., ADR (a)	625	59,062
Shinhan Financial Group Company, Ltd.	4,420	207,315
Shinsegae Company, Ltd.	360	180,237
SK Corp.	2,790	179,383
SK Telecom Company, Ltd., ADR	9,437	221,015
S-Oil Corp.	1,170	82,748
The Hancook Tire Company, Ltd.	2,860	33,612
Tong Yang Investment Bank *	2,240	29,158
Woongjin Coway Company, Ltd.	1,150	25,212
Woori Investment & Securities Company, Ltd.	2,450	51,260
Yuhan Corp.	200	30,672

		8,093,919
Spain - 3.03%
Abertis Infraestructuras SA (a)	6,309	147,625
Acciona SA	725	112,516
Acerinox SA (a)	4,702	81,475
ACS Actividades SA (a)	6,780	282,527
Aguas De Barcelona SA-Class A (a)	1,614	44,817

The accompanying notes are an integral part of the financial statements. 84

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Altadis SA, Series A (a)	6,890	$325,410
Antena 3 de Television SA (a)	2,046	46,695
Banco Bilbao Vizcaya Argentaria SA (a)	87,494	1,797,813
Banco Popular Espanol SA (a)	21,772	324,119
Banco Santander Central Hispano SA	157,380	2,296,655
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	5,023	65,599
Corporacion Mapfre SA	2,770	51,077
Ebro Puleva SA (a)	2,233	45,798
Endesa SA (a)	24,534	852,428
Fadesa Inmobiliaria SA (a)	1,304	44,691
Fomento de Construcciones SA	1,166	88,579
Gamesa Corporation Tecno SA	4,323	92,585
Gas Natural SDG SA (a)	4,967	151,505
Grupo Ferrovial SA (a)	1,671	127,477
Iberdrola SA (a)	21,223	730,337
Iberia Lineas Aereas de Espana SA (a)	12,537	32,361
Indra Sistemas SA (a)	3,134	61,473
Industria de Diseno Textil SA	5,557	234,191
Inmobiliaria Colonial SA	707	56,104
Metrovacesa SA (a)	1,149	103,658
NH Hoteles SA (a)	2,104	37,694
Promotora de Informaciones SA	2,061	33,052
Repsol SA (a)	23,954	685,350
Sacyr Vallehermoso SA	2,893	96,609
Sociedad General de Aguas de Barcelona SA *	14	385
Sogecable SA * (a)	947	27,216
Telefonica Publicidad e Informacion SA (a)	4,255	46,053
Telefonica SA	115,089	1,914,807
Union Fenosa SA (a)	3,462	133,868
Zeltia SA *	4,277	31,426

		11,203,975
Sweden - 1.82%
Alfa Laval AB	2,401	71,716
Assa Abloy AB, Series B	7,699	129,121
Atlas Copco AB, Series A (a)	8,611	238,704
Atlas Copco AB, Series B	5,280	136,852
Axfood AB (a)	774	22,207
Billerud Aktibolag AB (a)	1,407	18,624
Boliden AB (a)	7,000	128,555
Capio AB *	2,556	45,701
Castellum AB	4,220	43,137
D. Carnegie & Company AB (a)	1,169	21,388
Electrolux AB, Series B (a)	7,276	104,882
Elekta AB, Series B (a)	2,390	40,414
Eniro AB (a)	4,678	49,116
Ericsson LM, Series B	374,450	1,235,226
Fabege AB (a)	2,067	38,390
Getinge AB, Series B (a)	4,381	74,385
Hennes & Mauritz AB, Series B	11,982	463,350
Hoganas AG, B Shares	753	18,682
Holmen AB, Series B	1,371	55,298

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares *	7,276	$87,486
Kungsleden AB	3,492	40,898
Lundin Petroleum AB, Series A * (a)	4,225	51,094
Modern Times Group AB, Series B *	1,304	68,410
Modern Times Group AB *	1,304	4,074
Nobel Biocare AG *	97	6,010
Nobia AB	1,200	38,920
Nordea Bank AB	54,802	653,237
OMX AB	2,025	36,207
Oriflame Cosmetics AB	786	26,092
Sandvik AB	25,900	300,649
SAS AB *	2,054	21,565
Scania AB, Series B	2,513	113,898
Securitas AB, B Shares	7,699	147,261
Skandinaviska Enskilda Banken AB, Series A (a)	11,667	277,331
Skanska AB, Series B	10,059	154,758
SKF AB, Series B	10,652	167,572
Ssab Svenskt Stal AB, Series A	4,098	81,508
Ssab Svenskt Stal AB, Series B	1,554	29,293
Svenska Cellulosa AB, Series B	4,692	193,473
Svenska Handelsbanken AB, Series A	13,139	337,817
Swedish Match AB	8,153	131,084
Tele2 AB, Series B (a)	7,987	80,536
Telelogic AB * (a)	7,000	15,524
Teliasonera AB	48,043	272,351
Trelleborg AB, Series B	2,154	36,722
Volvo AB, Series A	2,478	119,181
Volvo AB, Series B (a)	5,604	274,965
Wihlborgs Fastigheter AB	640	11,000
WM Data AB, Series B (a)	8,477	26,084

		6,740,748
Switzerland - 5.47%
ABB, Ltd.	51,192	664,533
Adecco SA (a)	3,423	202,052
Ciba Specialty Chemicals Holding AG	1,841	102,432
Clariant AG *	6,357	90,047
Compagnie Financiere
Richemont AG, Series A	13,867	633,998
Credit Suisse Group AG	30,941	1,727,856
Geberit AG	109	125,832
Givaudan AG	182	143,017
Holcim, Ltd.	5,178	396,113
Kudelski SA (a)	1,029	24,825
Kuehne & Nagel International AG	1,500	108,993
Kuoni Reisen Holding AG, Series B *	81	45,366
Logitech International SA, REG *	2,119	81,656
Lonza Group AG	972	66,541
Micronas Semiconductor Holding AG *	806	21,715
Nestle SA	10,636	3,334,469
Nobel Biocare Holding AG, Series BR	629	149,053
Novartis AG	61,367	3,316,729
Phonak Holding AG	1,086	67,784

The accompanying notes are an integral part of the financial statements. 85

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
PSP Swiss Property AG *	1,085	$55,984
Rieter Holdings AG	142	54,488
Roche Holdings AG	18,522	3,056,126
Schindler Holding AG	1,315	68,120
Serono AG, Series B	148	102,042
SIG Holding AG *	179	39,312
Societe Generale de Surveillance Holdings AG	118	111,752
Straumann Holding AG	197	50,141
Sulzer AG	104	77,776
Swatch Group AG, BR shares (a)	973	164,040
Swatch Group AG	1,296	45,180
Swiss Re	8,845	617,059
Swisscom AG	465	152,804
Syngenta AG *	2,828	375,189
Synthes AG	1,249	150,408
UBS AG	27,034	2,957,551
Unaxis Holding AG *	137	38,029
Zurich Financial Services AG * (a)	3,745	819,415

		20,238,427
Thailand - 0.21%
Advanced Info Service Company, Ltd.	24,700	58,255
Airports of Thailand PCL	12,200	17,904
Aromatics Thailand PCL	6,800	4,811
Bangkok Bank PCL, Foreign Shares	26,100	72,500
Bangkok Bank PCL	9,700	25,928
Bangkok Expressway PCL	7,000	3,577
Banpu PCL, Reg.	4,100	14,182
BEC World PCL	25,900	10,181
C.P. Seven Eleven PCL	45,095	8,509
Charoen Pokphand Foods PCL	66,100	9,354
Delta Electronics Thailand PCL	7,200	3,113
Electricity Generating PCL	3,200	6,206
Electricity Generating, Public Company, Ltd.	700	1,339
Hana Microelectronics PCL	16,000	10,482
Italian-Thai Development PCL	38,800	5,135
Kasikornbank PCL	10,100	15,616
Kasikornbank PCL	32,500	51,952
Kiatnakin Finance PCL	4,200	3,274
Kim Eng Securities Thailand PCL	2,200	1,251
Krung Thai Bank PCL	79,500	21,042
Land & Houses PCL, Alien MKT REG	58,600	11,517
Land & Houses PCL	42,600	7,870
National Finance PCL	13,200	4,981
Precious Shipping PCL	6,100	5,235
PTT Chemical PCL	7,797	17,265
PTT Exploration & Production PCL	36,500	101,389
PTT PCL	23,400	133,679
Ratchaburi Electricity Generating Holding PCL	8,400	7,649
Sahaviriya Steel Industries PCL *	106,100	3,559
Siam Cement PCL, Foreign Shares	8,400	50,629
Siam Cement PCL	3,700	20,750

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Siam City Cement PCL	1,800	$10,472
Siam Commercial Bank PCL	22,500	31,840
Siam Makro PCL	1,700	2,762
Sino Thai Engineering & Construction PCL	10,100	1,323
Thai Airways International PCL	14,500	14,914
Thai Union Frozen Products PCL	8,900	5,667
Tisco Finance PLC	5,300	3,111
True Corp. PCL *	48,000	10,566

		789,789
Turkey - 0.20%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	826	3,803
Akbank AS	20,573	98,615
Akcansa Cimento AS	1,278	5,039
Aksigorta AS	3,270	9,034
Alarko Holding AS	1,826	4,515
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,508	40,898
Arcelik AS	2,672	15,252
Aygaz AS *	2,436	5,439
Cimsa Cimento Sanayi VE Tica AS	892	3,629
Dogan Sirketler Grubu Holdings AS	6,876	25,370
Dogan Yayin Holding AS *	5,690	19,379
Dogus Otomotiv Servis ve Ticaret AS	1,031	3,576
Eregli Demir ve Celik Fabrikalari TAS	5,214	24,829
Ford Otomotiv Sanayi AS	1,875	12,535
HACI Omer Sabanci Holdings, AS	12,023	32,456
Hurriyet Gazetecilik AS	5,011	10,240
Ihlas Holding AS *	7,750	3,373
Is Gayrimenkul Yatirim Ortakligi AS	3,967	6,005
KOC Holdings AS *	6,759	20,121
Migros Turk TAS *	2,116	16,949
Petkim Petrokimya Holding AS *	2,188	7,038
Tofas Turk Otomobil Fabrik AS	3,340	8,721
Trakya Cam Sanayi AS	2,067	5,580
Tupras Turkiye Petrol Rafine AS	2,342	39,144
Turk Hava Yollari AS *	937	3,221
Turk Sise ve Cam Fabrikalari AS *	3,960	10,790
Turkcell Iletisim Hizmet AS	11,756	53,757
Turkiye Garanti Bankasi AS	25,249	62,744
Turkiye Is Bankasi AS	18,412	90,579
Turkiye Vakiflar Bankasi Tao	10,252	40,090
Ulker Gida Sanayi ve Ticaret AS	1,884	3,874
Vestel Elektronik Sanayi AS *	2,061	4,498
Yapi ve Kredi Bankasi AS *	23,037	34,726

		725,819
United Kingdom - 17.44%
3I Group PLC	13,841	230,681
Aegis Group PLC	19,444	46,821
Aggreko PLC	3,527	18,730
Alliance Unichem PLC	7,067	133,526
AMEC PLC	9,708	57,118

The accompanying notes are an integral part of the financial statements. 86

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Amvescap PLC	19,657 $	179,978
Anglo American PLC	35,979	1,475,329
ARM Holdings PLC	40,599	85,003
Arriva PLC	5,685	62,693
Associated British Ports Holdings PLC	8,392	140,098
AstraZeneca Group PLC	40,150	2,422,780
Astro All Asia Networks PLC, GDR *	12,500	15,376
Aviva PLC	62,316	881,907
BAA PLC	28,369	489,332
BAE Systems PLC	83,688	572,071
Barclays PLC	165,095	1,875,568
Barratt Developments PLC	5,781	101,319
BBA Group PLC	14,077	68,771
Bellway PLC	3,236	69,398
Berkeley Group Holdings PLC *	2,430	54,494
BG Group PLC	89,217	1,191,691
BHP Billiton PLC	62,409	1,210,322
BICC PLC	9,916	62,971
BOC Group PLC	13,299	388,713
Boots Group PLC	13,036	185,452
Bovis Homes Group PLC	2,679	39,771
BP PLC	531,071	6,190,373
Brambles Industries, Ltd.	17,560	139,595
Britannic Group PLC	5,788	71,694
British Airways PLC *	16,044	101,664
British American Tobacco Australasia, Ltd.	40,200	1,012,235
British Land Company PLC	13,876	324,001
British Sky Broadcasting Group PLC	32,244	341,870
Brixton PLC	7,322	64,874
BT Group PLC	210,182	929,663
Bunzl PLC	9,614	109,754
Burberry Group PLC	13,156	104,585
Cadbury Schweppes PLC	54,161	522,179
Capita Group PLC	17,887	152,612
Carnival PLC	4,560	185,720
Carphone Warehouse	11,366	66,716
Cattles PLC	5,810	35,366
Centrica PLC	91,713	483,654
Charter Plc *	4,751	70,838
Close Brothers Group PLC	2,918	49,145
Cobham PLC	32,858	101,446
Collins Stewart Tullett PLC	3,856	54,107
Compass Group PLC	58,290	282,610
Cookson Group PLC	3,492	33,909
Corus Group PLC	24,169	203,979
CSR PLC *	2,427	56,535
Daily Mail and General Trust PLC	7,325	83,148
Davis Service Group PLC	2,313	20,173
De La Rue PLC	5,070	51,224
Diageo PLC	72,098	1,212,283
Dixons Group PLC	50,342	177,763
E D & F Manitoba Treasury Management PLC	7,818	368,276

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Electrocomponents PLC	12,926 $	55,381
EMAP PLC	7,209	113,485
EMI Group PLC	22,404	125,811
Enterprise Inns PLC	9,383	164,448
First Choice Holidays PLC	7,253	30,673
FirstGroup PLC	11,264	97,666
FKI PLC	7,917	15,661
Friends Provident Ethical Investment Trust PLC	36,934	122,054
Gallaher Group PLC	18,088	282,570
George Wimpey PLC	9,916	83,366
GKN PLC	20,652	104,232
GlaxoSmithKline PLC	149,544	4,177,454
Great Portland Estates PLC	5,069	46,857
Group 4 Securicor PLC	33,367	103,480
GUS PLC	22,691	405,237
Hammerson PLC	7,475	163,622
Hanson PLC	19,711	239,233
Hays PLC	35,374	88,287
HBOS PLC	100,370	1,744,255
HMV Group PLC	6,149	19,553
HSBC Holdings PLC	291,294	5,124,111
ICAP PLC	11,417	105,114
IMI PLC	9,748	89,973
Imperial Chemical Industries PLC	32,560	218,509
Imperial Tobacco Group PLC	17,420	537,505
Inchcape Plc	13,212	115,411
Intercontinental Hotels Group PLC	9,759	170,587
International Power PLC	40,348	212,218
Intertek Group PLC	4,545	58,818
Invensys PLC *	169,279	60,244
Investec PLC *	1,318	62,866
ITV PLC	110,441	220,512
J Sainsbury PLC	36,939	228,433
Johnson Matthey PLC	5,326	130,662
Kesa Electricals PLC	15,212	81,276
Kingfisher PLC	62,769	276,765
Ladbrokes PLC	15,021	113,163
Land Securities Group PLC	12,340	409,276
Legal & General Group PLC	171,065	405,599
Liberty International PLC	5,762	113,449
Lloyds TSB Group PLC	141,889	1,394,216
Logicacmg PLC	31,280	100,911
London Stock Exchange Group PLC	5,116	107,638
Marks & Spencer Group PLC	43,535	472,449
Meggitt PLC	12,196	71,982
MFI Furniture Group PLC	8,355	16,682
Michael Page International Plc	9,614	62,297
Misys PLC	14,520	57,714
National Express Group PLC	3,921	64,371
National Grid PLC ADR	70,597	763,520
Next Group PLC	6,307	190,292
Old Mutual PLC	131,686	397,440

The accompanying notes are an integral part of the financial statements. 87

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Pearson PLC	21,407	$291,479
Persimmon PLC	6,870	156,735
Premier Farnell PLC	7,074	23,181
Provident Financial PLC	7,595	86,354
Prudential Corp. PLC	63,250	714,463
Punch Taverns PLC	7,273	117,652
Rank Group PLC	18,107	66,783
Reckitt Benckiser PLC	16,261	607,263
Reed Elsevier PLC	33,611	339,275
Rentokil Initial PLC	50,179	144,719
Reuters Group PLC	35,459	252,386
Rexam PLC	14,843	144,888
Rio Tinto PLC	26,963	1,425,150
Rolls-Royce Group PLC - B Shares *	2,729,543	5,046
Rolls-Royce Group PLC *	41,467	317,381
Royal & Sun Alliance PLC	76,343	189,832
Royal Bank of Scotland Group PLC	84,172	2,766,799
SAB Miller PLC	23,301	419,792
Schroders PLC	3,583	66,903
Scottish & Newcastle PLC	20,710	195,171
Scottish & Southern Energy PLC	22,440	477,503
Scottish Power PLC	36,183	389,988
Serco Group PLC	13,137	77,719
Severn Trent PLC	9,468	204,796
Signet Group PLC	42,009	74,558
Slough Estates PLC	10,131	114,532
Smith & Nephew PLC	25,213	194,141
Smiths Group PLC	14,999	247,069
Sportingbet PLC	6,736	49,003
SSL International PLC	2,586	14,211
Stagecoach Group PLC	28,277	60,249
Tate & Lyle PLC	11,745	131,476
Taylor Woodrow PLC	16,727	103,286
Tesco PLC	198,633	1,226,524
The Sage Group PLC	34,456	146,989
Tomkins PLC	21,110	112,301
Travis Perkins PLC	3,215	89,929
Trinity Mirror PLC	8,518	76,849
Unilever PLC	32,214	724,197
United Business Media PLC	6,969	83,424
United Utilities PLC	23,065	273,545
Vodafone Group PLC	1,550,560	3,303,754
Whitbread PLC *	5,877	126,685
William Hill PLC	10,803	125,125
Wolseley PLC	15,548	342,920
WPP Group PLC	31,401	379,954
Xstrata PLC	11,210	424,852
Yell Group PLC	17,262	163,236
Yorkshire Water PLC	10,116	143,163

		64,492,462

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States - 0.00%
Molson Coors Brewing Co., B Shares	1	$68

TOTAL COMMON STOCKS (Cost $299,836,405)		$353,016,258

PREFERRED STOCKS - 0.86%
Brazil - 0.59%
Aracruz Celulose SA	6,500	34,128
Banco Bradesco SA	6,800	212,588
Banco Itau Holding Financeira SA *	13,922	405,670
Brasil Telecom Participacoes SA *	1,900,000	12,406
Centrais Eletricas Brasileiras SA	1,700,000	35,248
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	310,000	9,588
Cia de Bebidas das Americas, ADR	3,111	128,329
Cia de Bebidas das Americas	230,000	95,591
Cia de Gas de Sao Paulo	60,000	7,509
Cia de Tecidos do Norte de Minas - Coteminas	80,000	7,463
Cia Energetica Minas Gerais	1,100,000	46,641
Cia Paranaense de Energia *	2,100,000	19,783
Cia Vale do Rio Doce	13,950	283,960
Duratex SA *	1,400	12,600
Eletropaulo Metropolitana de Sao Paulo SA *	210,000	8,727
Embratel Participacoes SA	5,000,000	15,378
Gerdau SA	4,050	60,876
Gol Linhas Aereas Inteligentes SA	1,400	49,781
Klabin SA, ADR	12,000	28,095
Lojas Americanas SA	800,000	28,816
Petroleo Brasileiro SA	19,700	392,817
Sadia SA, ADR	9,000	23,897
Tam SA	1,816	49,604
Tele Norte Leste Participacoes SA	3,400	43,648
Telemig Celular Participacoes SA	5,100,000	9,138
Telesp Celular Participacoes SA *	8,000	19,432
Tim Participacoes SA	16,700,000	46,194
Usinas Siderurgicas de Minas Gerais SA	1,900	68,130
Votorantim Celulose e Papel SA *	800	12,524
Weg SA	3,700	14,660

		2,183,221
Germany - 0.16%
Henkel KGaA-Vorzug, Non-Voting	1,556	177,678
Porsche AG, Non-Voting	206	198,947
RWE AG, Non-Voting	1,069	80,445
Volkswagen AG, Non-Voting	2,769	139,765

		596,835
Italy - 0.02%
Unipol SpA	22,076	64,177
South Africa - 0.00%
Lereko Mobility Proprietary, Ltd.	292	1,610
South Korea - 0.09%
Hyundai Motor Company	1,000	50,066

The accompanying notes are an integral part of the financial statements. 88

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
South Korea (continued)
Samsung Electronics Company, Ltd.	550	$268,406

		318,472
United Kingdom - 0.00%
Whitbread PLC *	6,914	19,813

TOTAL PREFERRED STOCKS (Cost $2,632,850)		$3,184,128

WARRANTS - 0.00%
China - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date 07/17/2006, strike
price HK$4.5) *	5,135	18

TOTAL WARRANTS (Cost $0)		$18

RIGHTS - 0.01%
Germany - 0.00%
Linde AG (Expiration Date 07/10/2006, strike
price 49.5) *	2,181	8,417
Greece - 0.01%
National Bank of Greece SA (Expiration Date
07/05/2006, strike price 22.11 EUR) *	7,410	33,217
Luxembourg - 0.00%
Oriflame Cosmetics SA, GDR (Expiration Date
07/03/2006, strike price 0.38) *	786	844
Thailand - 0.00%
True Corp. PCL (Expiration Date 04/27/2008,
strike price 0.5004) *	23,152	0
United Kingdom - 0.00%
Invensys PLC (Expiration Date 07/07/2006,
strike price 0.15) *	67,712	5,070

TOTAL RIGHTS (Cost $0)		$47,548

SHORT TERM INSTRUMENTS - 0.03%
Canada - 0.03%
Yellow Pages Income Fund	6,500	93,856

TOTAL SHORT TERM INSTRUMENTS
(Cost $96,239)		$93,856

SHORT TERM INVESTMENTS - 18.82%
United States - 1.84%
AIM Short-Term Investment Trust, STIC Prime
Portfolio, Institutional Class	6,822,493	6,822,493
SHORT TERM INVESTMENTS - 18.82%
State Street Navigator Securities
Lending Prime Portfolio (c)	$62,787,009	$62,787,009

TOTAL SHORT TERM INVESTMENTS
(Cost $69,609,502)		$69,609,502

Total Investments (International Equity Index Trust B)
(Cost $372,174,996) - 115.16%		$425,951,310
Liabilities in Excess of Other Assets - (15.16)%		(56,071,615)

TOTAL NET ASSETS - 100.00%		$369,879,695

The portfolio had the following five top industry concentrations as of
June 30, 2006 (as a percentage of total net assets):
Banking	14.12%
International Oil	5.62%
Insurance	5.01%
Telecommunications Equipment & Services	4.86%
Financial Services	4.57%

Mid Cap Index Trust
Shares or
Principal
Amount		Value

COMMON STOCKS - 96.99%
Aerospace - 0.29%
Alliant Techsystems, Inc. *	15,221	$1,162,123
Sequa Corp., Class A *	2,916	237,654

		1,399,777
Air Travel - 0.42%
Airtran Holdings, Inc. * (a)	39,220	582,809
Alaska Air Group, Inc. *	16,970	668,958
JetBlue Airways Corp. * (a)	66,801	810,964

		2,062,731
Apparel & Textiles - 0.75%
Mohawk Industries, Inc. * (a)	23,107	1,625,578
Polo Ralph Lauren Corp., Class A	26,296	1,443,650
Timberland Company, Class A *	22,917	598,134

		3,667,362
Auto Parts - 1.20%
ArvinMeritor, Inc. (a)	30,449	523,419
BorgWarner, Inc.	24,733	1,610,118
Federal Signal Corp. (a)	20,851	315,684
Gentex Corp. (a)	66,437	930,118
Lear Corp. (a)	29,095	646,200
Modine Manufacturing Company	14,506	338,860
O'Reilly Automotive, Inc. *	48,912	1,525,565

		5,889,964
Auto Services - 0.33%
ADESA, Inc.	38,828	863,535
Copart, Inc. *	30,070	738,519

		1,602,054
Banking - 4.61%
Associated Banc-Corp.	57,139	1,801,593
Astoria Financial Corp.	36,624	1,115,201
Bank of Hawaii Corp.	21,975	1,089,960
Cathay General Bancorp, Inc. (a)	22,251	809,491
City National Corp.	17,934	1,167,324
Colonial Bancgroup, Inc.	66,799	1,715,398
Cullen Frost Bankers, Inc.	20,715	1,186,969
First Niagara Financial Group, Inc.	48,021	673,254
FirstMerit Corp.	34,469	721,781
Greater Bay Bancorp	21,758	625,542
Investors Financial Services Corp. (a)	28,412	1,275,699
Mercantile Bankshares Corp.	53,240	1,899,071
New York Community Bancorp, Inc. (a)	113,414	1,872,465
SVB Financial Group *	15,354	697,993

The accompanying notes are an integral part of the financial statements. 89

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
TCF Financial Corp.	48,443	$1,281,317
Texas Regional Bancshares, Inc., Class A (a)	19,641	744,787
Washington Federal, Inc.	37,687	873,962
Webster Financial Corp.	22,808	1,082,012
Westamerica Bancorp	13,580	665,013
Wilmington Trust Corp.	29,473	1,243,171

		22,542,003
Biotechnology - 1.56%
Affymetrix, Inc. *	29,149	746,214
Cephalon, Inc. * (a)	26,245	1,577,325
Charles River Laboratories International, Inc. *	31,166	1,146,909
Invitrogen Corp. *	22,990	1,518,949
Martek Biosciences Corp. * (a)	13,886	402,000
Millennium Pharmaceuticals, Inc. *	136,020	1,356,119
Techne Corp. *	17,012	866,251

		7,613,767
Broadcasting - 0.30%
Belo Corp., Class A	38,972	607,963
Emmis Communications Corp., Class A *	16,067	251,288
Entercom Communications Corp.	14,385	376,312
Westwood One, Inc.	27,669	207,517

		1,443,080
Building Materials & Construction - 0.26%
Dycom Industries, Inc. *	17,421	370,893
RPM International, Inc.	51,226	922,068

		1,292,961
Business Services - 5.56%
Acxiom Corp.	33,349	833,725
Alliance Data Systems Corp. *	29,126	1,713,191
Banta Corp.	10,373	480,581
Brinks Company	20,891	1,178,461
Cadence Design Systems, Inc. *	122,068	2,093,466
Catalina Marketing Corp. (a)	16,356	465,492
Ceridian Corp. *	63,481	1,551,476
ChoicePoint, Inc. *	37,193	1,553,552
Corporate Executive Board Company	17,293	1,732,759
CSG Systems International, Inc. *	20,613	509,966
Deluxe Corp. (a)	22,167	387,479
DST Systems, Inc. *	26,505	1,577,048
Dun & Bradstreet Corp. *	28,641	1,995,705
Fair Isaac Corp.	28,203	1,024,051
Gartner Group, Inc., Class A * (a)	25,147	357,087
Harte-Hanks, Inc.	24,095	617,796
Jacobs Engineering Group, Inc. *	25,322	2,016,644
Kelly Services, Inc., Class A (a)	8,380	227,685
Korn/Ferry International *	18,311	358,712
Manpower, Inc.	37,874	2,446,660
MPS Group, Inc. *	44,581	671,390
Navigant Consulting Company * (a)	22,598	511,845
Reynolds & Reynolds Company, Class A	22,580	692,529
Rollins, Inc.	12,721	249,840

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Sotheby's Holdings, Inc., Class A *	20,372	$534,765
SRA International, Inc., Class A * (a)	16,383	436,279
The BISYS Group, Inc. *	52,042	712,975
Wind River Systems, Inc. * (a)	32,636	290,460

		27,221,619
Cellular Communications - 0.48%
RF Micro Devices, Inc. * (a)	82,218	490,841
Telephone & Data Systems, Inc.	44,412	1,838,657

		2,329,498
Chemicals - 2.66%
Airgas, Inc.	29,091	1,083,640
Albemarle Corp.	16,767	802,804
Cabot Corp.	27,404	945,986
Cabot Microelectronics Corp. * (a)	10,459	317,012
Chemtura Corp.	103,825	969,726
Cytec Industries, Inc.	17,516	939,909
Ferro Corp.	18,367	293,137
FMC Corp.	16,897	1,087,998
Lubrizol Corp.	29,544	1,177,328
Lyondell Chemical Company	88,695	2,009,829
Minerals Technologies, Inc. (a)	8,592	446,784
Olin Corp.	31,244	560,205
Sensient Technologies Corp.	20,026	418,744
The Scotts Company, Class A	19,488	824,732
Valspar Corp.	44,045	1,163,228

		13,041,062
Coal - 1.84%
Arch Coal, Inc.	61,789	2,618,000
Peabody Energy Corp.	114,389	6,377,187

		8,995,187
Colleges & Universities - 0.69%
Career Education Corp. *	42,197	1,261,268
Corinthian Colleges, Inc. *	37,221	534,494
DeVry, Inc. * (a)	25,370	557,379
ITT Educational Services, Inc. *	15,500	1,020,055

		3,373,196
Computers & Business Equipment - 3.51%
3Com Corp. *	169,118	865,884
Avocent Corp. *	21,163	555,529
CDW Corp.	26,761	1,462,489
Cognizant Technology Solutions Corp.,
Class A *	60,664	4,086,934
Diebold, Inc.	29,104	1,182,205
GTECH Holdings Corp.	55,009	1,913,213
Henry, Jack & Associates, Inc. (a)	32,837	645,575
Ingram Micro, Inc., Class A *	51,218	928,582
National Instruments Corp.	24,085	659,929
Palm, Inc. * (a)	39,600	637,560
Plexus Corp. *	19,767	676,229
Sybase, Inc. *	38,888	754,427

The accompanying notes are an integral part of the financial statements. 90

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Tech Data Corp. *	24,000	$919,440
Western Digital Corp. *	95,362	1,889,121

		17,177,117
Construction Materials - 0.71%
Florida Rock Industries, Inc.	20,460	1,016,248
Granite Construction, Inc.	14,281	646,501
Martin Marietta Materials, Inc.	19,759	1,801,033

		3,463,782
Containers & Glass - 0.48%
Longview Fibre Company	22,070	421,316
Packaging Corp. of America	26,015	572,850
Sonoco Products Company	42,795	1,354,462

		2,348,628
Crude Petroleum & Natural Gas - 2.53%
Helmerich & Payne, Inc. (a)	22,656	1,365,250
Newfield Exploration Company *	55,571	2,719,645
Patterson-UTI Energy, Inc.	74,103	2,097,856
Pioneer Natural Resources Company (a)	55,870	2,592,927
Plains Exploration & Production Company *	34,005	1,378,563
Pogo Producing Company	25,045	1,154,574
Quicksilver Resources, Inc. * (a)	29,254	1,076,840

		12,385,655
Domestic Oil - 1.23%
Denbury Resources, Inc. *	51,443	1,629,200
Forest Oil Corp. *	23,879	791,827
Noble Energy, Inc.	76,545	3,586,899

		6,007,926
Drugs & Health Care - 0.38%
Hillenbrand Industries, Inc.	26,510	1,285,735
Perrigo Company	36,165	582,257

		1,867,992
Educational Services - 0.19%
Laureate Education, Inc. *	22,171	945,150
Electrical Equipment - 0.67%
AMETEK, Inc.	30,628	1,451,154
Hubbell, Inc., Class B	26,269	1,251,718
Varian, Inc. *	13,351	554,200

		3,257,072
Electrical Utilities - 4.17%
Alliant Corp.	50,788	1,742,028
Black Hills Corp.	14,366	493,185
DPL, Inc.	52,536	1,407,965
Duquesne Light Holdings, Inc. (a)	33,861	556,675
Great Plains Energy, Inc. (a)	34,339	956,685
Hawaiian Electric Industries, Inc. (a)	35,052	978,301
IDACORP, Inc.	18,490	634,022
Northeast Utilities	66,353	1,371,516
NSTAR	46,151	1,319,919
OGE Energy Corp.	39,222	1,373,947

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Pepco Holdings, Inc.	82,256	$1,939,596
PNM Resources, Inc.	29,736	742,211
Puget Energy, Inc.	50,136	1,076,921
Quanta Services, Inc. * (a)	51,210	887,469
Sierra Pacific Resources *	86,798	1,215,172
Westar Energy, Inc.	37,646	792,448
Wisconsin Energy Corp.	50,546	2,037,004
WPS Resources Corp.	17,416	863,834

		20,388,898
Electronics - 2.65%
Amphenol Corp., Class A	38,710	2,166,212
Arrow Electronics, Inc. *	52,641	1,695,040
Avnet, Inc. *	63,287	1,267,006
DRS Technologies, Inc.	17,253	841,084
Imation Corp.	15,072	618,705
Kemet Corp. *	37,492	345,676
Mentor Graphics Corp. *	34,689	450,263
Synopsys, Inc. *	62,009	1,163,909
Teleflex, Inc.	17,394	939,624
Thomas & Betts Corp. *	23,463	1,203,652
Vishay Intertechnology, Inc. *	79,687	1,253,476
Zebra Technologies Corp., Class A *	30,579	1,044,579

		12,989,226
Energy - 1.71%
Energy East Corp.	63,810	1,526,973
Hanover Compressor Company * (a)	39,792	747,294
MDU Resources Group, Inc.	51,837	1,897,753
SCANA Corp.	49,899	1,925,103
Southwestern Energy Company *	72,438	2,257,168

		8,354,291
Financial Services - 3.34%
A.G. Edwards, Inc.	32,662	1,806,862
Americredit Corp. *	56,358	1,573,515
Eaton Vance Corp.	55,275	1,379,664
Fidelity National Information Services, Inc.	40,752	1,442,621
IndyMac Bancorp, Inc. (a)	28,312	1,298,105
Jefferies Group, Inc.	43,532	1,289,853
Leucadia National Corp. (a)	104,894	3,061,856
Moneygram International, Inc.	36,610	1,242,909
Raymond James Financial, Inc.	38,500	1,165,395
SEI Investment Company	27,235	1,331,247
Waddell & Reed Financial, Inc., Class A	36,617	752,846

		16,344,873
Food & Beverages - 1.00%
Bob Evans Farms, Inc.	15,493	464,945
Hormel Foods Corp.	31,568	1,172,436
PepsiAmericas, Inc.	25,895	572,538
Smithfield Foods, Inc. *	42,746	1,232,367
The J.M. Smucker Company	25,150	1,124,205

The accompanying notes are an integral part of the financial statements. 91

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Tootsie Roll Industries, Inc. (a)	11,092	$323,110

		4,889,601
Forest Products - 0.26%
Rayonier, Inc.	33,064	1,253,456
Furniture & Fixtures - 0.09%
Furniture Brands International, Inc. (a)	21,164	441,058
Gas & Pipeline Utilities - 2.60%
AGL Resources, Inc.	33,673	1,283,615
Aquila, Inc. *	161,530	680,041
Equitable Resources, Inc.	52,100	1,745,350
National Fuel Gas Company	36,285	1,275,055
ONEOK, Inc.	50,725	1,726,679
Questar Corp.	36,966	2,975,393
Vectren Corp.	32,919	897,043
Western Gas Resources, Inc.	25,289	1,513,547
WGL Holdings, Inc. (a)	21,070	609,976

		12,706,699
Healthcare Products - 3.21%
Advanced Medical Optics, Inc. * (a)	29,677	1,504,624
Beckman Coulter, Inc.	27,277	1,515,237
Cytyc Corp. *	49,403	1,252,860
DENTSPLY International, Inc.	34,113	2,067,248
Edwards Lifesciences Corp. *	25,471	1,157,148
Gen-Probe, Inc. *	22,291	1,203,268
Henry Schein, Inc. *	38,160	1,783,217
Intuitive Surgical, Inc. *	15,799	1,863,808
STERIS Corp.	28,442	650,184
Varian Medical Systems, Inc. *	56,771	2,688,107

		15,685,701
Healthcare Services - 1.70%
Apria Healthcare Group, Inc. *	18,322	346,286
Covance, Inc. *	27,462	1,681,224
Health Net, Inc. *	49,830	2,250,821
Lincare Holdings, Inc. *	41,316	1,563,397
Omnicare, Inc.	52,345	2,482,200

		8,323,928
Homebuilders - 0.85%
Beazer Homes USA, Inc.	17,448	800,340
Hovnanian Enterprises, Inc., Class A * (a)	15,469	465,307
M.D.C. Holdings, Inc. (a)	14,173	736,004
Ryland Group, Inc. (a)	19,704	858,503
Toll Brothers, Inc. *	50,514	1,291,643

		4,151,797
Hotels & Restaurants - 1.16%
Applebee's International, Inc.	32,093	616,827
Boyd Gaming Corp. (a)	18,955	765,024
Brinker International, Inc.	36,645	1,330,214
CBRL Group, Inc.	13,359	453,137
OSI Restaurant Partners, Inc. (a)	28,483	985,512
Ruby Tuesday, Inc. (a)	25,504	622,553

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
The Cheesecake Factory, Inc. *	34,173	$920,962

		5,694,229
Household Products - 0.66%
Blyth Industries, Inc.	11,363	209,761
Church & Dwight, Inc.	27,933	1,017,320
Energizer Holdings, Inc. *	26,701	1,563,877
Tupperware Corp.	23,320	459,171

		3,250,129
Industrial Machinery - 2.72%
AGCO Corp. *	39,120	1,029,638
Donaldson Company, Inc. (a)	29,334	993,542
Flowserve Corp. *	24,291	1,382,158
FMC Technologies, Inc. *	29,539	1,992,701
Graco, Inc.	29,565	1,359,399
Grant Prideco, Inc. *	56,573	2,531,642
Joy Global, Inc.	53,410	2,782,127
Kennametal, Inc.	17,105	1,064,786
Tecumseh Products Company, Class A *	7,985	153,312

		13,289,305
Industrials - 0.91%
Crane Company	21,795	906,672
Fastenal Company	53,521	2,156,361
Harsco Corp.	18,127	1,413,181

		4,476,214
Insurance - 5.70%
American Financial Group, Inc.	20,362	873,530
Amerus Group Company	16,768	981,766
Arthur J. Gallagher & Company (a)	41,783	1,058,781
Brown & Brown, Inc.	48,234	1,409,398
Everest Re Group, Ltd.	28,049	2,428,202
Fidelity National Financial, Inc.	75,515	2,941,309
First American Corp.	41,759	1,765,153
Hanover Insurance Group, Inc.	21,944	1,041,462
HCC Insurance Holdings, Inc.	48,048	1,414,533
Horace Mann Educators Corp.	18,580	314,931
Mercury General Corp.	15,346	865,054
Ohio Casualty Corp.	27,473	816,772
Old Republic International Corp.	99,314	2,122,340
PMI Group, Inc.	38,625	1,721,903
Protective Life Corp.	30,198	1,407,831
Radian Group, Inc.	35,608	2,199,862
Stancorp Financial Group, Inc.	23,635	1,203,258
Unitrin, Inc.	19,560	852,620
W.R. Berkley Corp.	73,142	2,496,337

		27,915,042
Internet Software - 1.11%
Checkfree Corp. *	39,487	1,956,976
F5 Networks, Inc. *	17,520	936,969
McAfee, Inc. *	68,929	1,672,907

The accompanying notes are an integral part of the financial statements. 92

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software (continued)
RSA Security, Inc. *	32,615	$886,802

		5,453,654
Leisure Time - 0.43%
Callaway Golf Company	28,123	365,318
International Speedway Corp., Class A	15,207	705,148
Scientific Games Corp., Class A *	28,355	1,010,005

		2,080,471
Life Sciences - 0.31%
Pharmaceutical Product Development, Inc.	43,843	1,539,766
Manufacturing - 2.24%
Cameron International Corp. *	49,907	2,384,057
Carlisle Companies, Inc.	13,283	1,053,342
Lancaster Colony Corp. (a)	10,618	419,092
Mine Safety Appliances Company (a)	11,372	457,154
Nordson Corp.	14,583	717,192
Pentair, Inc.	43,931	1,502,001
Roper Industries, Inc.	37,525	1,754,294
SPX Corp.	25,827	1,445,021
Trinity Industries, Inc.	30,615	1,236,826

		10,968,979
Medical-Hospitals - 1.26%
Community Health Systems, Inc. * (a)	42,471	1,560,809
Lifepoint Hospitals, Inc. *	24,840	798,109
Triad Hospitals, Inc. *	37,828	1,497,232
Universal Health Services, Inc., Class B	23,410	1,176,587
VCA Antech, Inc. *	35,900	1,146,287

		6,179,024
Metal & Metal Products - 1.46%
Commercial Metals Company	51,990	1,336,143
Precision Castparts Corp.	57,925	3,461,598
Reliance Steel & Aluminum Company	13,663	1,133,346
Timken Company	36,381	1,219,127

		7,150,214
Mining - 0.23%
Lincoln Electric Holding, Inc.	18,334	1,148,625
Mobile Homes - 0.15%
Thor Industries, Inc. (a)	14,940	723,843
Newspapers - 0.51%
Lee Enterprises, Inc.	19,765	532,667
Washington Post Company, Class B	2,531	1,974,205

		2,506,872
Office Furnishings & Supplies - 0.36%
Herman Miller, Inc.	28,664	738,671
HNI Corp.	22,387	1,015,251

		1,753,922
Paper - 0.30%
Bowater, Inc. (a)	24,165	549,754
P.H. Glatfelter Company (a)	19,206	304,799

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
Potlatch Corp. (a)	16,692	$630,123

		1,484,676
Petroleum Services - 2.12%
ENSCO International, Inc.	66,443	3,057,707
Pride International, Inc. *	69,970	2,185,163
Smith International, Inc.	86,618	3,851,902
Tidewater, Inc.	26,059	1,282,103

		10,376,875
Pharmaceuticals - 1.40%
Medicis Pharmaceutical Corp., Class A (a)	23,520	564,480
Par Pharmaceutical Companies, Inc. * (a)	15,144	279,558
PDL BioPharma, Inc. *	49,460	910,559
Sepracor, Inc. * (a)	46,989	2,684,952
Valeant Pharmaceuticals International (a)	40,098	678,458
Vertex Pharmaceuticals, Inc. * (a)	47,602	1,747,469

		6,865,476
Publishing - 0.50%
American Greetings Corp., Class A (a)	24,875	522,624
Media General, Inc., Class A	10,397	435,530
Readers Digest Association, Inc., Class A (a)	41,641	581,308
Scholastic Corp. *	15,560	404,093
Valassis Communications, Inc. *	20,647	487,063

		2,430,618
Railroads & Equipment - 0.19%
GATX Corp. (a)	21,993	934,703
Real Estate - 3.61%
AMB Property Corp., REIT	38,024	1,922,113
Developers Diversified Realty Corp., REIT	47,396	2,473,123
Highwoods Properties, Inc., REIT	23,392	846,323
Hospitality Properties Trust, REIT	31,091	1,365,517
Liberty Property Trust, REIT (a)	38,545	1,703,689
Mack-California Realty Corp., REIT	26,926	1,236,442
New Plan Realty Trust, Inc., REIT (a)	45,198	1,115,939
Regency Centers Corp., REIT	29,634	1,841,753
The Macerich Company, REIT	31,019	2,177,534
United Dominion Realty Trust, Inc., REIT	58,021	1,625,168
Weingarten Realty Investors, REIT	34,852	1,334,134

		17,641,735
Retail Grocery - 0.08%
Ruddick Corp.	14,960	366,670
Retail Trade - 6.70%
99 Cents Only Stores * (a)	20,743	216,972
Abercrombie & Fitch Company, Class A	38,023	2,107,615
Advance Auto Parts, Inc.	46,689	1,349,312
Aeropostale, Inc. *	23,558	680,591
American Eagle Outfitters, Inc.	56,947	1,938,476
AnnTaylor Stores Corp. *	31,700	1,375,146
Barnes & Noble, Inc.	22,842	833,733
BJ's Wholesale Club, Inc. *	28,797	816,395
Borders Group, Inc.	27,726	511,822

The accompanying notes are an integral part of the financial statements. 93

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
CarMax, Inc. * (a)	45,392	$1,609,600
Chico's FAS, Inc. *	78,644	2,121,815
Claire's Stores, Inc.	42,366	1,080,757
Dollar Tree Stores, Inc. *	45,178	1,197,217
Foot Locker, Inc.	67,118	1,643,720
GameStop Corp., Class A *	25,629	1,076,418
Michael's Stores, Inc.	57,096	2,354,639
MSC Industrial Direct Company, Inc., Class A	23,545	1,120,036
Pacific Sunwear of California, Inc. *	31,129	558,143
Payless ShoeSource, Inc. *	29,107	790,837
PETsMART, Inc.	60,536	1,549,722
Pier 1 Imports, Inc. (a)	37,628	262,643
Regis Corp. (a)	19,729	702,550
Rent-A-Center, Inc. *	30,000	745,800
Ross Stores, Inc.	61,734	1,731,639
Saks, Inc. *	59,154	956,520
United Rentals, Inc. * (a)	29,478	942,706
Urban Outfitters, Inc. *	47,842	836,756
Williams-Sonoma, Inc.	49,767	1,694,566

		32,806,146
Sanitary Services - 0.94%
Aqua America, Inc. (a)	55,961	1,275,351
Republic Services, Inc.	51,994	2,097,438
Stericycle, Inc. *	19,125	1,245,038

		4,617,827
Semiconductors - 3.74%
Atmel Corp. *	185,099	1,027,299
Credence Systems Corp. * (a)	43,217	151,260
Cree, Inc. * (a)	33,296	791,113
Cypress Semiconductor Corp. * (a)	60,352	877,518
Fairchild Semiconductor International, Inc. *	52,541	954,670
Integrated Device Technology, Inc. *	86,529	1,226,981
International Rectifier Corp. *	30,911	1,208,002
Intersil Corp., Class A	61,241	1,423,853
Lam Research Corp. *	60,766	2,832,911
Lattice Semiconductor Corp. *	49,309	304,730
MEMC Electronic Materials, Inc. *	71,364	2,676,150
Micrel, Inc. * (a)	27,424	274,514
Microchip Technology, Inc.	92,631	3,107,770
Semtech Corp. *	31,475	454,814
Silicon Laboratories, Inc. *	19,936	700,750
Triquint Semiconductor, Inc. *	60,354	269,179

		18,281,514
Software - 0.62%
Activision, Inc. *	120,069	1,366,385
Advent Software, Inc. * (a)	6,786	244,771
Macrovision Corp. *	22,342	480,800
McDATA Corp., Class A * (a)	68,715	280,357
Transaction Systems Architects, Inc., Class A *	16,157	673,586

		3,045,899

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel - 0.38%
Steel Dynamics, Inc.	18,719	$1,230,587
Worthington Industries, Inc. (a)	31,006	649,576

		1,880,163
Telecommunications Equipment &
Services - 0.78%
ADTRAN, Inc.	29,519	662,111
Commscope, Inc. * (a)	25,068	787,637
Newport Corp. *	17,557	283,019
Plantronics, Inc.	20,548	456,371
Polycom, Inc. *	37,698	826,340
Powerwave Technologies, Inc. * (a)	48,451	441,873
UTStarcom, Inc. * (a)	45,414	353,775

		3,811,126
Telephone - 0.58%
Cincinnati Bell, Inc. *	106,693	437,441
Harris Corp.	58,015	2,408,203

		2,845,644
Tires & Rubber - 0.04%
Bandag, Inc. (a)	5,054	184,926
Tobacco - 0.08%
Universal Corp.	11,115	413,700
Transportation - 2.45%
Alexander & Baldwin, Inc.	19,114	846,177
C.H. Robinson Worldwide, Inc.	75,055	4,000,431
Con-way, Inc.	20,733	1,201,063
Expeditors International of Washington, Inc.	92,192	5,163,674
Overseas Shipholding Group, Inc.	12,812	757,830

		11,969,175
Trucking & Freight - 1.04%
J.B. Hunt Transport Services, Inc. (a)	53,375	1,329,571
Oshkosh Truck Corp.	31,810	1,511,611
Swift Transportation, Inc. *	23,233	737,880
Werner Enterprises, Inc. (a)	22,036	446,670
YRC Worldwide, Inc. *	24,825	1,045,381

		5,071,113

TOTAL COMMON STOCKS (Cost $416,862,098)		$474,615,386

SHORT TERM INVESTMENTS - 12.44%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/11/2006	$5,000,000	$4,993,000
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/19/2006	2,300,000	2,294,273
Federal National Mortgage Association
Discount Notes
zero coupon due 07/05/2006	4,500,000	4,497,542
State Street Navigator Securities Lending
Prime Portfolio (c)	47,520,762	47,520,762
U.S. Treasury Bills
zero coupon due 08/03/2006 ****	1,600,000	1,593,151

TOTAL SHORT TERM INVESTMENTS
(Cost $60,898,728)		$60,898,728

The accompanying notes are an integral part of the financial statements. 94

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.20%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
4.23% to be repurchased at
$990,349 on 07/03/2006,
collateralized by $1,015,000
U.S.Treasury Notes, 4.125% due
08/15/2008 (valued at $1,009,925,
including interest) (c)	$990,000	$990,000

TOTAL REPURCHASE AGREEMENTS
(Cost $990,000)		$990,000

Total Investments (Mid Cap Index Trust)
(Cost $478,750,826) - 109.63%		$536,504,114
Liabilities in Excess of Other Assets - (9.63)%		(47,134,900)

TOTAL NET ASSETS - 100.00%		$489,369,214

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.80%
Advertising - 0.39%
24/7 Real Media, Inc. *	15,113	$132,692
Aquantive, Inc. * (a)	23,136	586,035
inVentiv Health, Inc. *	8,906	256,315
Marchex, Inc., Class B * (a)	7,151	117,491
ValueClick, Inc. * (a)	31,072	476,955

		1,569,488
Aerospace - 1.20%
AAR Corp. * (a)	11,113	247,042
ARGON ST, Inc. * (a)	4,195	111,713
Aviall, Inc. *	10,387	493,590
BE Aerospace, Inc. * (a)	23,612	539,770
Curtiss Wright Corp.	13,368	412,804
EDO Corp. (a)	5,358	130,414
Esterline Technologies Corp. * (a)	7,699	320,201
GenCorp, Inc. * (a)	17,058	273,440
HEICO Corp. (a)	6,753	191,448
Innovative Solutions & Support, Inc. * (a)	4,209	59,179
Integral Systems, Inc. (a)	3,768	101,095
K&F Industries Holdings, Inc. * (a)	5,873	104,128
Moog, Inc., Class A *	11,263	385,420
MTC Technologies, Inc. *	3,376	79,775
Orbital Sciences Corp., Class A *	16,799	271,136
Sequa Corp., Class A *	2,094	170,661
Teledyne Technologies, Inc. *	10,520	344,635
TransDigm Group, Inc. *	3,454	82,723
Triumph Group, Inc. * (a)	4,887	234,576
Woodward Governor Company (a)	9,248	282,156

		4,835,906
Agriculture - 0.16%
Delta & Pine Land Company (a)	11,032	324,341
Tejon Ranch Company * (a)	3,449	141,961

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Agriculture (continued)
The Andersons, Inc. (a)	3,836	$159,616

		625,918
Air Freight - 0.05%
ABX Air, Inc. * (a)	19,007	114,802
ExpressJet Holdings, Inc. * (a)	15,621	107,941

		222,743
Air Travel - 0.58%
Airtran Holdings, Inc. * (a)	27,378	406,837
Alaska Air Group, Inc. *	11,748	463,106
Frontier Airlines Holdings, Inc. * (a)	11,553	83,297
JetBlue Airways Corp. *	52,298	634,898
Mesa Air Group, Inc. * (a)	11,599	114,250
Republic Airways Holdings, Inc. *	10,008	170,336
SkyWest, Inc. (a)	19,194	476,012

		2,348,736
Aluminum - 0.17%
Aleris International, Inc. *	9,561	438,372
Century Aluminum Company *	7,042	251,329

		689,701
Amusement & Theme Parks - 0.03%
Great Wolf Resorts, Inc. * (a)	8,784	105,496
Apparel & Textiles - 1.79%
Bebe Stores, Inc.	7,274	112,165
Brown Shoe, Inc.	8,668	295,406
Carter's, Inc. *	14,901	393,833
Cherokee, Inc.	3,045	125,941
Columbia Sportswear Company *	4,128	186,833
Crocs, Inc. * (a)	3,113	78,292
Deckers Outdoor Corp. * (a)	3,471	133,842
DHB Industries, Inc. * (a)	8,811	13,833
G & K Services, Class A (a)	6,786	232,760
Guess?, Inc. * (a)	6,399	267,158
Hartmarx Corp. * (a)	11,512	69,072
Iconix Brand Group, Inc. *	10,938	178,727
Interface, Inc., Class A *	14,880	170,376
Joseph A. Bank Clothiers, Inc. * (a)	5,626	134,793
Kellwood Company (a)	8,009	234,424
K-Swiss, Inc., Class A	8,278	221,023
Maidenform Brands, Inc. * (a)	5,302	65,374
Movado Group, Inc. (a)	5,959	136,759
Oakley, Inc. (a)	7,751	130,604
Oxford Industries, Inc. (a)	4,783	188,498
Phillips-Van Heusen Corp. (a)	16,838	642,538
Quiksilver, Inc. *	37,313	454,472
Russell Corp.	10,426	189,336
Skechers United States of America, Inc.,
Class A *	3,348	80,720
Stage Stores, Inc. (a)	8,320	274,560
Stride Rite Corp. (a)	12,843	169,399
The Gymboree Corp. *	10,241	355,977

The accompanying notes are an integral part of the financial statements. 95

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Timberland Company, Class A *	15,291	$399,095
True Religion Apparel, Inc. *	4,237	74,995
Under Armour, Inc., Class A * (a)	6,405	272,981
Unifirst Corp. (a)	3,429	118,301
Volcom, Inc. *	4,305	137,717
Warnaco Group, Inc. *	14,606	272,840
Wolverine World Wide, Inc.	17,224	401,836

		7,214,480
Auto Parts - 0.87%
Accuride Corp. *	7,888	98,363
Aftermarket Technology Corp. *	7,130	177,181
American Axle & Manufacturing Holdings, Inc. (a)	15,825	270,766
ArvinMeritor, Inc.	21,573	370,840
Commercial Vehicle Group, Inc. *	6,890	142,485
CSK Auto Corp. *	13,696	163,941
Federal Signal Corp.	14,920	225,889
IMPCO Technologies, Inc. *	7,444	79,428
Keystone Automotive Industries, Inc. *	5,145	217,222
Lear Corp.	20,508	455,483
LKQ Corp. * (a)	13,833	262,827
Miller Industries, Inc. *	3,337	69,076
Modine Manufacturing Company	10,462	244,392
Pep Boys - Manny, Moe & Jack (a)	16,928	198,565
Superior Industries International, Inc. (a)	7,315	133,791
Titan International, Inc. (a)	5,268	98,564
Visteon Corp. *	39,115	282,019

		3,490,832
Auto Services - 0.15%
Dollar Thrifty Automotive Group, Inc. *	7,583	341,766
Lithia Motors, Inc., Class A (a)	5,146	156,027
Midas, Inc. *	5,349	98,421

		596,214
Automobiles - 0.31%
Americas Car Mart, Inc. * (a)	3,719	75,533
Group 1 Automotive, Inc.	7,582	427,170
Monaco Coach Corp. (a)	8,714	110,668
Monro Muffler Brake, Inc. (a)	4,030	131,217
Rush Enterprises, Inc., Class A *	7,379	134,076
Tenneco, Inc. * (a)	13,938	362,388

		1,241,052
Banking - 9.20%
1st Source Corp. (a)	3,926	132,817
Alabama National BanCorp (a)	4,748	323,576
Amcore Financial, Inc. (a)	7,038	206,284
Americanwest BanCorp	5,056	114,518
Ameris Bancorp (a)	5,339	123,544
Anchor BanCorp Wisconsin, Inc.	6,797	205,065
Arrow Financial Corp.	4,817	132,130
Bancorp, Inc. *	4,054	101,391
Bank Granite Corp.	6,324	131,729
Bank Mutual Corp.	20,255	247,516

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Bank of the Ozarks, Inc. (a)	4,320	$143,856
BankAtlantic Bancorp, Inc., Class A (a)	14,626	217,050
BankFinancial Corp. (a)	8,898	153,935
BankUnited Financial Corp., Class A	9,848	300,561
Banner Corp.	4,272	164,643
Berkshire Hill Bancorp, Inc.	3,809	135,143
Boston Private Financial Holdings, Inc. (a)	10,894	303,943
Brookline Bancorp, Inc.	20,220	278,429
Camden National Corp.	2,982	118,982
Capital City Bank Group, Inc. (a)	4,470	134,994
Capital Corp of the West	3,772	120,704
Capitol Bancorp, Ltd.	4,296	167,329
Cardinal Financial Corp.	8,801	102,268
Cascade Bancorp (a)	7,301	208,152
Cathay General Bancorp, Inc.	15,649	569,296
Centennial Bank Holdings, Inc. * (a)	18,335	189,584
Center Financial Corp.	4,565	107,917
Central Pacific Financial Corp. (a)	9,442	365,405
Chemical Financial Corp. (a)	8,274	253,184
Chittenden Corp.	14,282	369,190
Citizens Banking Corp.	13,279	324,140
Citizens First Bancorp, Inc.	3,349	89,452
City Bank Lynnwood WA (a)	3,090	144,179
CoBiz, Inc. (a)	5,421	122,081
Columbia Bankcorp Oregon	4,292	107,600
Columbia Banking System, Inc. (a)	5,418	202,525
Community Bank Systems, Inc.	9,491	191,433
Community Banks, Inc. (a)	7,864	204,467
Community Trust Bancorp, Inc.	5,243	183,138
Corus Bankshares, Inc. (a)	11,836	309,866
CVB Financial Corp.	19,070	298,636
Digital Insight Corp. *	10,547	361,657
Dime Community Bancorp, Inc. (a)	9,317	126,432
Doral Financial Corp. (a)	27,331	175,192
Downey Financial Corp.	6,351	430,915
F.N.B. Corp. (a)	18,076	285,059
Fidelity Bankshares, Inc. (a)	8,042	255,896
First BanCorp Puerto Rico (a)	21,288	197,978
First Charter Corp. (a)	9,920	243,338
First Commonwealth Financial Corp. (a)	22,141	281,191
First Community Bancorp	5,951	351,585
First Community Bancshares, Inc. (a)	4,055	133,774
First Financial BanCorp. (a)	11,027	164,413
First Financial Bankshares, Inc. (a)	6,694	244,599
First Financial Corp. (a)	5,373	161,244
First Financial Holdings, Inc. (a)	5,068	162,176
First Merchants Corp.	6,589	160,179
First Midwest BanCorp., Inc. (a)	15,130	561,020
First Niagara Financial Group, Inc. (a)	34,144	478,699
First Place Financial Corp.	5,868	135,023
First Republic Bank (a)	6,551	300,036
First State BanCorp.	6,272	149,148

The accompanying notes are an integral part of the financial statements. 96

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
FirstFed Financial Corp. * (a)	5,133	$296,020
FirstMerit Corp.	23,926	501,010
Flag Financial Corp.	5,370	104,446
Flagstar Bancorp, Inc. (a)	12,961	206,858
Flushing Financial Corp.	7,067	126,923
FNB Corp. of Virginia	3,743	138,491
Franklin Bank Corp. * (a)	8,199	165,538
Frontier Financial Corp. (a)	8,167	277,596
GB&T Bancshares, Inc. (a)	5,544	120,637
Glacier Bancorp, Inc.	10,189	298,232
Great Southern Bancorp, Inc. (a)	4,324	132,012
Greater Bay Bancorp (a)	15,241	438,179
Greenhill & Company, Inc. (a)	5,391	327,557
Hancock Holding Company (a)	8,238	461,328
Hanmi Financial Corp. (a)	12,485	242,708
Harleysville National Corp.	8,768	185,969
Heartland Financial USA, Inc. (a)	5,390	143,644
Heritage Commerce Corp. (a)	5,130	127,173
Horizon Financial Corp.	4,590	125,904
IBERIABANK Corp.	3,346	192,529
Independent Bank Corp. - MA	4,455	144,654
Independent Bank Corp. - MI (a)	7,309	192,227
Integra Bank Corp.	6,749	146,791
Interchange Financial Services Corp. (a)	6,270	141,075
International Bancshares Corp.	14,230	391,040
Irwin Financial Corp. (a)	6,441	124,891
ITLA Capital Corp.	2,304	121,144
KNBT Bancorp, Inc.	10,297	170,106
Lakeland Bancorp, Inc. (a)	7,603	119,139
Lakeland Financial Corp. (a)	5,308	128,931
Macatawa Bank Corp. (a)	5,324	124,517
MAF Bancorp, Inc.	10,598	454,018
MainSource Financial Group, Inc.	7,100	123,753
MB Financial, Inc. (a)	7,294	257,916
Mercantile Bankcorp (a)	3,329	132,661
Mid-State Bancshares (a)	7,417	207,676
Midwest Banc Holdings, Inc. (a)	5,982	133,099
Nara Bancorp, Inc.	7,198	134,962
National Penn Bancshares, Inc. (a)	14,727	292,478
Netbank, Inc. (a)	16,189	107,333
Newalliance Bancshares, Inc. (a)	33,574	480,444
Northwest Bancorp, Inc. (a)	6,273	166,234
Old National Bancorp (a)	20,538	410,144
Old Second Bancorp, Inc. (a)	5,217	161,727
Omega Financial Corp. (a)	4,814	150,726
Oriental Financial Group, Inc.	7,876	100,498
Pacific Capital Bancorp (a)	14,263	443,865
Park National Corp. (a)	3,671	362,732
Partners Trust Financial Group, Inc.	15,776	180,004
Peoples Bancorp, Inc.	4,524	134,996
PFF Bancorp, Inc.	7,740	256,658
Pinnacle Financial Partners, Inc. *	5,411	164,657

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Placer Sierra Bancshares	4,284	$99,346
PremierWest Bancorp (a)	5,985	86,358
PrivateBancorp, Inc. (a)	5,504	227,921
Prosperity Bancshares, Inc. (a)	7,823	257,298
Provident Bankshares Corp.	10,241	372,670
Provident Financial Services, Inc.	20,504	368,047
Provident New York Bancorp (a)	13,952	184,445
R & G Financial Corp., Class B	9,556	82,086
Renasant Corp. (a)	4,170	168,260
Republic Bancorp, Inc. (a)	23,637	292,862
S & T Bancorp, Inc. (a)	8,524	283,253
S.Y. Bancorp, Inc. (a)	4,776	131,253
Sandy Spring Bancorp, Inc.	5,139	185,312
SCBT Financial Corp. (a)	4,095	145,987
Seacoast Banking Corp. of Florida	4,806	127,984
Security Bank Corp. (a)	5,454	121,461
Shore Bancshares, Inc.	3,920	106,350
Signature Bank *	8,938	289,412
Simmons First National Corp., Class A (a)	5,383	156,161
Smithtown Bancorp, Inc.	3,395	82,023
Southwest Bancorp, Inc.	5,432	138,516
State National Bancshares, Inc.	3,951	150,573
Sterling Bancorp	6,498	126,711
Sterling Bancshares, Inc. (a)	14,272	267,600
Sterling Financial Corp., Pennsylvania (a)	8,492	185,975
Sterling Financial Corp., Washington	10,985	335,152
Suffolk Bancorp (a)	4,149	135,880
Susquehanna Bancshares, Inc. (a)	14,481	346,096
SVB Financial Group * (a)	10,702	486,513
Texas Capital Bancshares, Inc. *	7,453	173,655
Texas Regional Bancshares, Inc., Class A (a)	13,929	528,188
Texas United Bancshares, Inc.	3,753	105,647
Tierone Corp. (a)	6,038	203,903
Trico Bancshares (a)	3,774	103,332
TrustCo Bank Corp. (a)	24,321	268,017
Trustmark Corp.	14,127	437,513
UCBH Holdings, Inc. (a)	28,656	473,970
Umpqua Holdings Corp. (a)	17,243	442,275
Union Bankshares Corp. (a)	3,385	146,029
United Bankshares, Inc.	11,377	416,740
United Community Banks, Inc. (a)	10,610	322,968
Univest Corp. of Pennsylvania (a)	4,650	128,433
Vineyard National Bancorp Company (a)	3,702	99,584
Virginia Commerce Bancorp, Inc. * (a)	5,409	129,263
Virginia Financial Group, Inc.	3,207	135,400
W Holding Company, Inc. (a)	33,644	223,733
Washington Trust Bancorp, Inc. (a)	4,736	131,282
Wesbanco, Inc.	7,079	219,378
West Bancorp. (a)	6,565	122,569
West Coast Bancorp	5,524	162,792
Westamerica Bancorp (a)	9,551	467,712
Western Alliance Bancorp *	4,010	139,468

The accompanying notes are an integral part of the financial statements. 97

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Willow Grove Bancorp, Inc.	6,630	$105,483
Wintrust Financial Corp. (a)	7,454	379,036
Yardville National Bancorp (a)	3,931	140,455

		37,082,386
Biotechnology - 2.06%
Affymetrix, Inc. *	20,454	523,622
Alnylam Pharmaceuticals, Inc. *	9,835	148,312
Applera Corp. - Celera Genomics Group *	23,367	302,603
Arena Pharmaceuticals, Inc. * (a)	14,369	166,393
Bio Reference Labs, Inc. * (a)	3,816	83,036
Bio-Rad Laboratories, Inc., Class A * (a)	5,674	368,470
Coley Pharmaceutical Group, Inc. *	5,785	66,817
Combinatorx, Inc. * (e)	8,187	71,964
Cotherix, Inc. * (a)	6,206	53,434
Cytokinetics, Inc. *	8,583	53,987
deCODE genetics, Inc. * (a)	17,465	108,108
Digene Corp. *	5,308	205,632
Exelixis, Inc. * (a)	25,508	256,355
Genitope Corp. * (a)	8,756	55,338
Genomic Health, Inc. *	4,141	48,740
Genta, Inc. *	42,155	69,134
Geron Corp. * (a)	20,201	139,387
Human Genome Sciences, Inc. * (a)	39,813	425,999
ICOS Corp. *	19,873	437,007
Integra LifeSciences Holdings Corp. * (a)	5,861	227,465
Intermune, Inc. * (a)	8,041	132,274
Keryx Biopharmaceuticals, Inc. * (a)	13,213	187,625
Lexicon Genetics, Inc. * (a)	20,766	91,163
Martek Biosciences Corp. * (a)	9,747	282,176
Medarex, Inc. * (a)	37,148	356,992
Metabasis Therapeutics, Inc. *	7,018	53,547
MGI Pharma, Inc. * (a)	23,764	510,926
Momenta Pharmaceuticals, Inc. * (a)	6,640	84,394
Monogram Biosciences, Inc. * (a)	41,981	83,122
Myogen, Inc. * (a)	12,878	373,462
Myriad Genetics, Inc. * (a)	11,949	301,712
Nabi Biopharmaceuticals * (a)	18,523	106,322
Nektar Therapeutics * (a)	27,185	498,573
Neurocrine Biosciences, Inc. * (a)	11,395	120,787
Panacos Pharmaceuticals, Inc. *	15,951	88,050
PRA International * (a)	5,487	122,195
Progenics Pharmaceuticals, Inc. *	6,859	165,028
Sangamo Biosciences, Inc. *	9,553	56,363
Serologicals Corp. * (a)	10,300	323,832
Sirna Therapeutics, Inc. *	12,405	70,708
Solexa, Inc. *	7,544	64,124
Tanox, Inc. * (a)	7,470	103,310
Telik, Inc. * (a)	15,939	262,994
Trimeris, Inc. * (a)	6,119	70,307

		8,321,789

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Broadcasting - 0.69%
Acacia Research - Acacia Technologies *	8,845	$124,361
Belo Corp., Class A	27,375	427,050
Citadel Broadcasting Corp. (a)	11,197	99,653
CKX, Inc. *	15,464	209,846
Cox Radio, Inc., Class A * (a)	14,091	203,192
Cumulus Media, Inc., Class A * (a)	12,313	131,380
Emmis Communications Corp., Class A *	10,164	158,965
Entercom Communications Corp.	9,604	251,241
Entravision Communications Corp., Class A *	20,887	179,002
Gray Television, Inc.	14,623	84,667
Journal Communications, Inc.	13,918	156,438
Mediacom Communications Corp., Class A *	17,772	110,720
Radio One, Inc., Class D *	23,455	173,567
Sinclair Broadcast Group, Inc., Class A	15,000	128,400
Spanish Broadcasting System, Inc., Class A * (a)	15,805	80,764
Westwood One, Inc.	21,417	160,627
World Wrestling Entertainment, Inc., Class A (a)	7,071	119,429

		2,799,302
Building Materials & Construction - 0.86%
Apogee Enterprises, Inc.	9,314	136,916
Beacon Roofing Supply, Inc. * (a)	13,510	297,355
Builders FirstSource, Inc. *	4,774	97,199
Dycom Industries, Inc. * (a)	12,329	262,484
ElkCorp (a)	6,381	177,200
EMCOR Group, Inc. *	9,563	465,431
Griffon Corp. * (a)	9,135	238,423
Home Solutions of America, Inc. *	11,780	72,683
Infrasource Services, Inc. * (a)	8,212	149,541
Interline Brands, Inc. *	8,438	197,280
Levitt Corp., Class A (a)	5,283	84,528
LSI Industries, Inc. (a)	6,810	115,702
NCI Building Systems, Inc. * (a)	6,219	330,664
Perini Corp. * (a)	6,782	152,595
Sterling Construction Company, Inc. *	2,841	78,412
Trex Company, Inc. * (a)	3,754	97,191
U.S. Concrete, Inc. *	10,649	117,671
WCI Commmunities, Inc. * (a)	10,190	205,227
Williams Scotsman International, Inc. * (a)	9,119	199,159

		3,475,661
Business Services - 5.07%
ABM Industries, Inc. (a)	13,720	234,612
Administaff, Inc.	6,962	249,309
ADVO, Inc. (a)	9,911	243,910
AMERCO, Inc. * (a)	3,143	316,374
Arbitron, Inc. (a)	9,114	349,340
Banta Corp. (a)	7,500	347,475
BearingPoint, Inc. * (a)	56,322	471,415
Black Box Corp.	5,297	203,034
Bowne & Company, Inc. (a)	10,326	147,662
Bright Horizons Family Solutions, Inc. *	8,601	324,172
Catalina Marketing Corp. (a)	13,973	397,672

The accompanying notes are an integral part of the financial statements. 98

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
CDI Corp. (a)	4,157	$120,553
Clark, Inc. (a)	6,153	81,220
Coinstar, Inc. * (a)	8,584	205,501
Compass Diversified Trust *	4,587	65,456
Compucredit Corp. *	6,343	243,825
COMSYS IT Partners, Inc. * (a)	5,399	81,633
Cornell Corrections, Inc. *	4,713	72,392
CoStar Group, Inc. * (a)	5,114	305,971
CRA International, Inc. *	3,617	163,271
CSG Systems International, Inc. *	14,544	359,819
Deluxe Corp.	15,717	274,733
DiamondCluster International, Inc., Class A *	9,539	75,549
eFunds Corp. *	14,201	313,132
Electro Rent Corp. * (a)	6,540	104,771
Ennis Business Forms, Inc. (a)	8,630	169,838
Euronet Worldwide, Inc. * (a)	10,706	410,789
Exponent, Inc. *	6,462	109,208
Ezcorp, Inc., Class A *	3,716	140,056
First Consulting Group *	7,898	69,818
Forrester Research, Inc. *	4,436	124,119
FTI Consulting, Inc. *	12,156	325,416
Gartner Group, Inc., Class A * (a)	17,114	243,019
Geo Group, Inc. *	4,189	146,824
Gevity HR, Inc. (a)	8,056	213,887
Global Cash Access, Inc. *	10,202	159,457
GSI Commerce, Inc. * (a)	12,143	164,295
Healthcare Services Group, Inc. (a)	8,915	186,769
Heidrick & Struggles International, Inc. *	5,732	193,971
Hudson Highland Group, Inc. * (a)	7,742	83,536
Huron Consulting Group, Inc. *	5,437	190,784
ICT Group, Inc. *	2,241	54,972
Infocrossing, Inc. * (a)	6,047	69,843
Informatica Corp. * (a)	26,248	345,424
Insight Enterprises, Inc. *	15,036	286,436
Intervoice Brite, Inc. *	12,819	91,271
Jackson Hewitt Tax Service, Inc.	10,833	339,614
John H. Harland Company (a)	8,226	357,831
Kanbay International, Inc. * (a)	10,365	150,707
Kelly Services, Inc., Class A	6,474	175,899
Kendle International, Inc. *	3,811	139,978
Kenexa Corp. * (a)	4,842	154,218
Kforce, Inc. *	9,169	142,028
Korn/Ferry International *	13,025	255,160
Labor Ready, Inc. *	16,654	377,213
LECG Corp. *	7,889	145,710
Lightbridge, Inc. *	8,789	113,818
MAXIMUS, Inc.	6,533	151,239
McGrath Rentcorp	6,893	191,694
MPS Group, Inc. *	31,362	472,312
Navigant Consulting Company * (a)	12,966	293,680
NCO Group, Inc. *	9,836	260,064
Net 1 UEPS Technologies, Inc. *	14,692	401,826

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
On Assignment, Inc. *	8,764	$80,541
Paxar Corp. *	12,858	264,489
Perot Systems Corp., Class A *	26,080	377,638
PHH Corp. *	16,196	446,038
Pre-Paid Legal Services, Inc. (a)	3,184	109,848
Quest Software, Inc. *	20,366	285,939
Resource America, Inc. (a)	5,630	107,251
Resources Connection, Inc. * (a)	14,664	366,893
Rewards Network, Inc. *	9,644	78,791
Rollins, Inc.	9,300	182,652
Scansource, Inc. *	7,884	231,159
SFBC International, Inc. * (a)	5,657	85,760
Sirva, Inc. *	15,512	100,363
SITEL Corp. *	19,232	75,389
Sonicwall, Inc. *	19,848	178,433
Sotheby's Holdings, Inc., Class A * (a)	18,465	484,706
Source Interlink Companies * (a)	10,816	128,710
SOURCECORP, Inc. *	5,209	129,131
Spherion Corp. *	17,878	163,047
SRA International, Inc., Class A *	11,589	308,615
StarTek, Inc. (a)	3,908	58,425
TALX Corp. (a)	9,745	213,123
Teletech Holdings, Inc. * (a)	10,098	127,841
Tetra Tech, Inc. *	17,532	311,018
The BISYS Group, Inc. *	36,661	502,256
Tyler Technologies, Inc. * (a)	12,765	142,968
Viad Corp.	6,839	214,061
Viisage Technology, Inc. * (a)	7,089	107,469
Volt Information Sciences, Inc. * (a)	2,664	124,142
Watson Wyatt Worldwide, Inc., Class A (a)	12,837	451,092
Wind River Systems, Inc. * (a)	23,063	205,261
Wireless Facilities, Inc. * (a)	19,053	52,396
Zhone Technologies, Inc. * (a)	35,155	71,716

		20,422,685
Cable and Television - 0.32%
Charter Communications, Inc., Class A * (a)	122,654	138,599
Gemstar-TV Guide International, Inc. *	75,589	266,073
Lin TV Corp. * (a)	9,943	75,070
LodgeNet Entertainment Corp. *	5,579	104,048
Superior Essex, Inc. *	6,297	188,469
Time Warner Telecom, Inc., Class A * (a)	23,197	344,476
TiVo, Inc. * (a)	23,528	168,225

		1,284,960
Cellular Communications - 0.44%
Brightpoint, Inc. * (a)	15,349	207,669
Dobson Communications Corp., Class A * (a)	45,303	350,192
iPCS, Inc. *	5,178	250,098
Novatel Wireless, Inc * (a)	9,201	95,506
RF Micro Devices, Inc. *	58,028	346,427
Syniverse Holdings, Inc. * (a)	7,209	105,972
UbiquiTel, Inc. *	25,160	260,155

The accompanying notes are an integral part of the financial statements. 99

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cellular Communications (continued)
USA Mobility, Inc. * (a)	8,581	$142,445

		1,758,464
Chemicals - 1.61%
A. Schulman, Inc. (a)	8,784	201,066
Albany Molecular Research, Inc. *	8,336	89,028
American Vanguard Corp. (a)	5,644	87,364
Arch Chemicals, Inc.	7,339	264,571
Balchem Corp.	4,399	98,978
Cabot Microelectronics Corp. * (a)	7,508	227,567
Calgon Carbon Corp. (a)	13,225	80,540
Cambrex Corp.	8,272	172,306
CF Industries Holdings, Inc.	16,562	236,174
Ferro Corp. (a)	13,348	213,034
Georgia Gulf Corp. (a)	10,394	260,058
H.B. Fuller Company	8,927	388,949
Hercules, Inc. *	34,618	528,271
Innospec, Inc.	4,207	106,942
MacDermid, Inc. (a)	8,649	249,091
Minerals Technologies, Inc.	6,029	313,508
Newmarket Corp.	5,255	257,810
Olin Corp.	22,015	394,729
OM Group, Inc. * (a)	8,915	275,028
Omnova Solutions, Inc. *	14,644	83,178
Pioneer Companies, Inc. *	3,871	105,601
Polyone Corp. * (a)	28,340	248,825
Rockwood Holdings, Inc. *	10,707	246,368
Sensient Technologies Corp. (a)	14,455	302,254
Terra Industries, Inc. * (a)	29,022	184,870
Tronox, Inc.	12,737	167,746
UAP Holding Corp.	15,613	340,520
W. R. Grace & Company * (a)	20,655	241,664
Zoltek Companies, Inc. * (a)	4,350	130,022

		6,496,062
Coal - 0.11%
International Coal Group, Inc. *	34,598	248,760
James River Coal Company * (a)	5,144	136,264
Westmoreland Coal Company *	2,572	61,008

		446,032
Colleges & Universities - 0.20%
Corinthian Colleges, Inc. *	26,428	379,506
DeVry, Inc. * (a)	18,572	408,027

		787,533
Commercial Services - 0.68%
CBIZ, Inc. * (a)	19,097	141,509
Cenveo, Inc. *	16,291	292,423
Chemed Corp. (a)	8,003	436,404
Coinmach Service Corp. (a)	9,627	98,677
Color Kinetics, Inc. * (a)	4,342	82,107
DynCorp International, Inc. *	7,863	81,618
Live Nation, Inc. *	19,242	391,767
Medifast, Inc. *	3,754	67,084

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services (continued)
Morningstar, Inc. * (a)	4,342	$180,106
PeopleSupport, Inc. *	6,347	85,431
Perficient, Inc. *	5,752	71,095
Providence Service Corp. * (a)	4,315	117,497
TNS, Inc. *	7,478	154,720
Vertrue, Inc. * (a)	2,543	109,425
Waste Services, Inc. *	6,372	57,281
Wright Express Corp. *	12,393	356,175

		2,723,319
Computers & Business Equipment - 3.38%
3Com Corp. * (a)	118,752	608,014
3D Systems Corp. * (a)	4,452	89,441
ADE Corp. *	3,266	106,112
Advanced Digital Information Corp. *	18,882	222,241
Agilysys, Inc.	9,426	169,668
Applied Films Corp. *	4,922	140,228
Avanex Corp. *	50,659	89,160
Avocent Corp. *	14,905	391,256
Benchmark Electronics, Inc. *	19,375	467,313
Blue Coat Systems, Inc. * (a)	4,620	77,893
Brocade Communications Systems, Inc. *	83,071	510,056
CACI International, Inc., Class A *	9,218	537,686
CalAmp Corp. *	7,677	68,248
Cogent, Inc. * (a)	13,103	197,462
Digi International, Inc. *	7,815	97,922
Echelon Corp. * (a)	10,147	76,001
Electronics for Imaging, Inc. *	17,564	366,736
EMS Technologies, Inc. *	5,228	93,947
Extreme Networks, Inc. * (a)	36,730	152,797
Falconstor Software, Inc. * (a)	12,246	85,355
FileNET Corp. *	12,921	347,963
Foundry Networks, Inc. *	44,238	471,577
Gateway, Inc. * (a)	86,465	164,283
Gerber Scientific, Inc. *	7,996	104,028
Henry, Jack & Associates, Inc.	24,108	473,963
Hypercom Corp. *	16,439	153,705
IHS, Inc., Class A *	7,078	209,721
InPhonic, Inc. * (a)	8,090	50,967
Intergraph Corp. *	8,996	283,284
Intermec, Inc. * (a)	15,284	350,615
Ixia *	13,145	118,305
Komag, Inc. * (a)	9,361	432,291
Kronos, Inc. * (a)	9,755	353,229
Merge Technologies, Inc. * (a)	6,513	80,175
Micros Systems, Inc. *	11,823	516,429
Mindspeed Technologies, Inc. *	34,884	84,070
Mobility Electronics, Inc. * (a)	9,426	68,433
MTS Systems Corp.	5,647	223,113
Ness Technologies, Inc. * (a)	8,915	95,836
Netscout Systems, Inc. * (a)	8,692	77,533
Palm, Inc. * (a)	27,819	447,886

The accompanying notes are an integral part of the financial statements. 100

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Parametric Technology Corp. *	33,929	$431,240
Pegasus Wireless Corp. *	16,532	147,796
Plexus Corp. *	13,890	475,177
Quantum Corp. * (a)	58,491	153,246
Rackable Systems, Inc. * (a)	8,439	333,256
Radiant Systems, Inc. * (a)	8,648	91,409
RadiSys Corp. * (a)	6,724	147,659
SI International, Inc. * (a)	4,124	126,442
Sigma Designs *	7,439	70,150
Silicon Storage Technology, Inc. * (a)	28,302	114,906
Sonic Solutions * (a)	8,085	133,402
Standard Microsystems Corp. * (a)	6,901	150,649
Stratasys, Inc. * (a)	3,324	97,925
Sybase, Inc. *	27,355	530,687
Sykes Enterprises, Inc. *	9,023	145,812
Synaptics, Inc. * (a)	7,729	165,401
Transmeta Corp. *	61,203	99,149
Trident Microsystems, Inc. * (a)	17,371	329,702
Witness Systems, Inc. *	10,330	208,356

		13,607,306
Construction & Mining Equipment - 0.47%
A.S.V., Inc. * (a)	6,400	147,456
Astec Industries, Inc. * (a)	5,172	176,469
Bucyrus International, Inc., Class A	9,534	481,467
Carbo Ceramics, Inc. (a)	6,145	301,904
Kaman Corp., Class A	7,700	140,140
Layne Christensen Company * (a)	3,912	110,905
Matrix Service Company *	7,152	81,819
Washington Group International, Inc. *	8,768	467,685

		1,907,845
Construction Materials - 0.75%
Ameron International Corp. (a)	2,751	184,372
Applied Industrial Technologies, Inc.	13,716	333,436
Clarcor, Inc. (a)	15,806	470,861
Columbus McKinnon Corp. *	5,725	124,462
Comfort Systems USA, Inc. (a)	12,567	179,582
Granite Construction, Inc.	10,524	476,421
Regal-Beloit Corp.	9,361	413,288
Simpson Manufacturing, Inc. (a)	11,275	406,464
Standex International Corp. (a)	4,402	133,601
Universal Forest Products, Inc. (a)	5,091	319,358

		3,041,845
Containers & Glass - 0.39%
Graphic Packaging Corp. *	22,925	86,886
Greif, Inc., Class A	5,032	377,199
Interpool, Inc.	4,080	90,657
Longview Fibre Company	15,536	296,582
Mobile Mini, Inc. *	10,779	315,393
Silgan Holdings, Inc. (a)	7,182	265,806

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Glass (continued)
TAL International Group, Inc. *	5,047	$121,633

		1,554,156
Cosmetics & Toiletries - 0.20%
Chattem, Inc. * (a)	5,397	163,907
Elizabeth Arden, Inc. *	8,343	149,173
Nu Skin Enterprises, Inc., Class A (a)	17,689	262,682
Playtex Products, Inc. * (a)	17,664	184,235
Revlon, Inc., Class A * (a)	49,415	62,263

		822,260
Crude Petroleum & Natural Gas - 0.96%
Allis-Chalmers Energy, Inc. *	4,542	61,726
Arena Resources, Inc. *	3,517	120,598
Bill Barrett Corp. * (a)	8,663	256,511
Bois d'Arc Energy, Inc. * (a)	5,448	89,729
Complete Production Services, Inc. *	7,926	187,371
Edge Petroleum Corp. *	5,738	114,645
EXCO Resources, Inc. * (a)	16,206	184,748
Gasco Energy, Inc. * (a)	23,292	103,649
GMX Resources, Inc. *	2,598	80,330
Goodrich Petroleum Corp. * (a)	4,047	114,894
Harvest Natural Resources, Inc. * (a)	11,812	159,935
Hydril *	5,462	428,876
Parallel Petroleum Corp. * (a)	10,806	267,016
Penn Virginia Corp. (a)	5,773	403,417
Petroquest Energy, Inc. *	12,889	158,277
Quest Resource Corp. *	6,891	93,373
SulphCo, Inc. *	10,597	75,875
Swift Energy Company * (a)	8,940	383,794
Toreador Resources Corp. * (a)	3,978	111,901
Transmeridian Exploration, Inc. *	21,638	123,337
Vaalco Energy, Inc. *	18,243	178,052
Western Refining, Inc. (a)	7,184	155,031

		3,853,085
Domestic Oil - 1.62%
Atlas America, Inc. *	5,419	242,825
Berry Petroleum Company, Class A (a)	10,905	361,501
Brigham Exploration Company * (a)	14,838	117,369
Carrizo Oil & Gas, Inc. * (a)	6,555	205,237
Comstock Resources, Inc. * (a)	13,207	394,361
Delta Petroleum Corp. * (a)	16,371	280,435
Encore Aquisition Company * (a)	16,254	436,095
Energy Partners, Ltd. * (a)	11,862	224,785
Exploration Company *	9,576	102,080
GeoGlobal Resources, Inc. *	9,715	47,506
Giant Industries, Inc. *	4,486	298,543
Houston Exploration Company *	8,882	543,490
KCS Energy, Inc. * (a)	15,481	459,786
Mariner Energy, Inc. *	22,429	412,021
McMoran Exploration Company * (a)	7,952	139,955
Meridian Resource Corp. * (a)	28,394	99,379
Oil States International, Inc. * (a)	15,058	516,188

The accompanying notes are an integral part of the financial statements. 101

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil (continued)
Remington Oil Gas Corp. *	8,920	$392,213
Stone Energy Corp. *	8,311	386,877
Syntroleum Corp. * (a)	12,577	76,342
Union Drilling, Inc. *	4,863	72,264
Warren Resources, Inc. * (a)	16,513	237,127
Whiting Petroleum Corp. * (a)	11,293	472,838

		6,519,217
Drugs & Health Care - 2.11%
Abaxis, Inc. * (a)	6,261	140,059
Abiomed, Inc. * (a)	7,621	98,844
Acadia Pharmaceuticals, Inc. * (a)	7,764	65,528
AlLPHARMA, Inc., Class A	12,842	308,722
Ariad Pharmaceuticals, Inc. * (a)	19,512	87,999
Arrow International, Inc.	6,952	228,512
Bioenvision, Inc. * (a)	11,697	62,345
Biomarin Pharmaceutical, Inc. *	26,058	374,453
Candela Corp. *	7,413	117,570
Cell Genesys, Inc. * (a)	14,995	75,275
CNS, Inc.	4,321	105,864
Conmed Corp. *	8,691	179,904
Conor Medsystems, Inc. * (a)	8,295	228,859
CV Therapeutics, Inc. * (a)	13,709	191,515
Datascope Corp.	4,203	129,620
Dendreon Corp. * (a)	22,326	108,058
Depome, Inc. *	12,601	73,968
Diversa Corp. *	9,495	91,722
Durect Corp. * (a)	17,870	69,157
Emisphere Technologies, Inc. *	7,783	66,389
Enzo Biochem, Inc. * (a)	8,641	130,306
Enzon Pharmaceuticals, Inc. * (a)	13,872	104,595
Gentiva Health Services, Inc. *	8,785	140,824
Healthextras, Inc. * (a)	8,380	253,244
I-Flow Corp. * (a)	7,759	83,952
Illumina, Inc. * (a)	12,713	377,068
Immucor Corp. *	20,716	398,369
Invacare Corp.	9,500	236,360
K-V Pharmaceutical Company, Class A *	11,772	219,665
Landauer, Inc.	3,064	146,766
Luminex Corp. * (a)	9,906	172,265
Mannatech, Inc. (a)	5,169	65,181
Matria Healthcare, Inc. * (a)	6,454	138,245
Maxygen, Inc. *	10,102	75,563
Medical Action, Inc. *	3,631	80,209
Mentor Corp. (a)	10,958	476,673
Meridian Bioscience, Inc. (a)	6,502	162,225
Molina Healthcare, Inc. * (a)	3,757	142,954
New River Pharmaceuticals, Inc. * (a)	4,868	138,738
Northfield Laboratories, Inc. * (a)	8,389	82,967
Option Care, Inc. (a)	8,662	103,771
OraSure Technologies, Inc. * (a)	14,219	135,365
Pain Therapeutics, Inc. * (a)	11,233	93,795

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Parexel International Corp. *	8,355	$241,042
Perrigo Company	23,602	379,992
Quidel Corp. *	9,554	90,763
Res-Care, Inc. *	7,250	145,000
Savient Pharmaceuticals, Inc. * (a)	19,880	104,370
Vital Signs, Inc.	2,219	109,907
West Pharmaceutical Services, Inc.	9,903	359,281
Xenoport, Inc. * (a)	6,263	113,423
Zymogenetics, Inc. * (a)	11,385	215,973

		8,523,214
Educational Services - 0.23%
eCollege.com * (a)	5,701	120,519
INVESTools, Inc. *	14,352	113,955
Leapfrog Enterprises, Inc., Class A * (a)	10,842	109,504
Strayer Education, Inc. (a)	4,403	427,620
Universal Technical Institute, Inc. * (a)	7,158	157,619

		929,217
Electrical Equipment - 1.71%
A.O. Smith Corp. (a)	6,183	286,644
Aaon, Inc. (a)	3,379	86,705
American Science & Engineering, Inc. * (a)	2,808	162,639
Anaren, Inc. *	5,641	115,584
Anixter International, Inc. * (a)	9,923	470,946
Audiovox Corp., Class A *	5,784	79,009
Baldor Electric Company (a)	9,884	309,270
Capstone Turbine Corp. *	32,200	73,416
China BAK Battery, Inc. *	8,591	73,109
Cohu, Inc.	7,229	126,869
DTS, Inc. * (a)	5,771	112,419
Encore Wire Corp. * (a)	7,103	255,282
Excel Technology, Inc. *	4,148	124,108
FLIR Systems, Inc. *	20,952	462,201
General Cable Corp. * (a)	15,320	536,200
Genlyte Group, Inc. *	7,581	549,092
Greatbatch, Inc. * (a)	6,743	159,135
Lamson & Sessions Company *	4,384	124,330
Littelfuse, Inc. *	6,823	234,575
Methode Electronics, Inc., Class A	12,062	126,772
Metrologic Instruments, Inc. * (a)	4,368	65,564
Plug Power, Inc. * (a)	22,617	105,621
Power-One, Inc. * (a)	21,719	143,345
Sirf Technology Holdings, Inc. * (a)	15,573	501,762
Universal Electronics, Inc. *	5,387	95,404
Varian, Inc. *	9,417	390,900
Vicor Corp.	6,107	101,193
W.H. Brady Company, Class A (a)	13,668	503,529
Watsco, Inc.	8,475	506,975

		6,882,598
Electrical Utilities - 1.42%
Allete, Inc.	7,699	364,548
Avista Corp. (a)	14,745	336,628

The accompanying notes are an integral part of the financial statements. 102

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Black Hills Corp. (a)	10,215	$350,681
CH Energy Group, Inc.	5,142	246,816
Cleco Corp. (a)	15,539	361,282
Duquesne Light Holdings, Inc. (a)	23,892	392,784
El Paso Electric Company * (a)	15,111	304,638
Empire District Electric Company (a)	9,919	203,835
IDACORP, Inc. (a)	12,986	445,290
ITC Holdings Corp.	4,422	117,537
MGE Energy, Inc.	6,758	210,512
NorthWestern Corp. (a)	11,024	378,674
Otter Tail Corp.	9,176	250,780
Pike Electric Corp. * (a)	4,924	94,836
PNM Resources, Inc.	20,687	516,348
UIL Holding Corp. (a)	4,575	257,527
Unisource Energy Corp.	10,862	338,351
Westar Energy, Inc.	26,360	554,878

		5,725,945
Electronics - 2.11%
Adaptec, Inc. *	34,959	151,722
Anadigics, Inc. *	14,822	99,604
Analogic Corp. (a)	4,253	198,232
Ansoft Corp. *	5,275	108,032
Bel Fuse, Inc., Class B	3,471	113,883
Belden CDT, Inc. (a)	12,885	425,849
Bookham, Inc *	18,448	61,985
Checkpoint Systems, Inc. *	11,902	264,343
Comtech Group, Inc. *	4,610	51,309
CTS Corp. (a)	11,256	167,602
Cubic Corp.	5,090	99,815
Daktronics, Inc.	11,851	342,138
Electro Scientific Industries, Inc. *	9,096	163,637
Enersys * (a)	14,422	301,420
Fargo Electronics, Inc. * (a)	4,116	104,505
FEI Company * (a)	7,231	163,999
Franklin Electric, Inc.	6,935	358,123
Hutchinson Technology, Inc. * (a)	7,887	170,596
Identix, Inc. * (a)	27,709	193,686
II-VI, Inc. *	7,429	135,951
Imation Corp.	10,537	432,544
Integrated Electrical Services, Inc. *	5,002	87,385
Itron, Inc. *	7,696	456,065
Kemet Corp. * (a)	26,248	242,007
LoJack Corp. * (a)	5,982	112,820
Maxwell Technologies, Inc. *	4,762	93,478
Measurement Specialties, Inc. * (a)	4,703	104,736
Medis Technologies, Ltd. * (a)	6,278	127,318
Mentor Graphics Corp. *	24,564	318,841
Mercury Computer Systems, Inc. * (a)	6,752	103,913
MoSys, Inc. *	7,906	61,825
Multi-Fineline Electronix, Inc. * (a)	2,540	84,303
OSI Systems, Inc. * (a)	4,940	87,784

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Park Electrochemical Corp.	6,260	$161,195
Photon Dynamics, Inc. *	5,657	70,826
Portalplayer, Inc. * (a)	7,759	76,116
Portland General Electric Company	7,970	199,011
RAE Systems, Inc. *	13,174	52,696
Rogers Corp. * (a)	5,301	298,658
Supertex, Inc. * (a)	3,738	149,296
Sycamore Networks, Inc. * (a)	55,609	225,772
Taser International, Inc. * (a)	19,210	151,951
Technitrol, Inc. (a)	12,379	286,574
TTM Technologies, Inc. *	12,815	185,433
Universal Display Corp. * (a)	7,518	100,065
X-Rite, Inc. (a)	7,886	86,667
Zoran Corp. *	14,879	362,155
Zygo Corp. *	5,899	96,685

		8,492,550
Energy - 0.75%
Alon USA Energy, Inc.	3,693	116,219
Evergreen Solar, Inc. * (a)	20,329	263,870
Fuelcell Energy, Inc. * (a)	16,235	155,531
Hanover Compressor Company * (a)	31,085	583,776
Headwaters, Inc. * (a)	12,870	328,957
KFx, Inc. * (a)	21,663	331,010
New Jersey Resources Corp. (a)	8,809	412,085
Ormat Technologies, Inc. (a)	2,485	94,803
Pacific Ethanol, Inc. *	6,475	149,702
Pioneer Drilling Company *	12,747	196,814
Quantum Fuel Systems Technologies
Worldwide, Inc. * (a)	14,607	49,664
Rosetta Resources, Inc. * (a)	15,564	258,674
SunPower Corp., Class A. * (a)	3,235	90,645

		3,031,750
Financial Services - 2.53%
Accredited Home Lenders Holding Company * (a)	5,489	262,429
Ace Cash Express, Inc. *	3,993	116,875
Actrade Financial Technologies, Ltd. * (a)	722	917
Advance America Cash Advance Centers,
Inc.	20,758	364,095
Advanta Corp., Class B	6,056	217,713
Asset Acceptance Capital Corp. *	5,291	104,762
Asta Funding, Inc. (a)	3,747	140,325
Bankrate, Inc. * (a)	3,149	118,906
Calamos Asset Management, Inc. (a)	7,209	208,989
Cass Information Systems, Inc.	1,516	73,814
CharterMac (a)	16,712	312,682
City Holding Company	5,994	216,623
Cohen & Steers, Inc. (a)	4,226	99,734
Commercial Capital Bancorp, Inc.	15,113	238,030
Credit Acceptance Corp. *	3,090	83,863
Delphi Financial Group, Inc. (a)	12,932	470,189
Dollar Financial Corp. *	4,193	75,474

The accompanying notes are an integral part of the financial statements. 103

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Federal Agricultural Mortgage Corp., Class C (a)	3,874	$107,310
Financial Federal Corp.	8,415	234,021
Fremont General Corp. (a)	20,104	373,130
Friedman, Billings, Ramsey Group, Inc.	44,565	488,878
GFI Group, Inc. *	3,676	198,320
Harbor Florida Bancshares, Inc. (a)	6,798	252,478
Heartland Payment Systems, Inc. * (a)	4,198	117,040
Interactive Data Corp. *	10,786	216,691
International Securities Exchange, Inc. (a)	11,635	442,945
Investors Bancorp, Inc. *	16,494	223,494
Investors Real Estate Trust, SBI (a)	17,760	160,373
Knight Capital Group, Inc. *	31,918	486,111
LaBranche & Company, Inc. * (a)	16,267	196,993
MarketAxess Holdings, Inc. * (a)	10,905	120,064
Marlin Business Services Corp. *	4,724	106,573
National Financial Partners Corp. (a)	11,413	505,710
NBT Bancorp, Inc. (a)	10,906	253,346
Ocwen Financial Corp. * (a)	11,063	140,611
optionsXpress Holdings, Inc.	6,361	148,275
Piper Jaffray Companies, Inc. *	6,360	389,296
Portfolio Recovery Associates, Inc. * (a)	4,923	224,981
Stifel Financial Corp. * (a)	4,040	142,652
SWS Group, Inc. (a)	5,294	127,691
UMB Financial Corp.	9,682	322,798
United Community Financial Corp. (a)	10,584	127,008
United Panam Financial Corp. *	3,429	104,242
Waddell & Reed Financial, Inc., Class A (a)	25,987	534,294
World Acceptance Corp. * (a)	5,832	207,153
WSFS Financial Corp.	2,382	146,374

		10,204,272
Food & Beverages - 1.37%
Bob Evans Farms, Inc.	11,036	331,190
Buffalo Wild Wings, Inc. * (a)	2,448	93,783
Chiquita Brands International, Inc. (a)	12,936	178,258
Coca-Cola Bottling Company (a)	2,082	105,703
Cosi, Inc. *	11,445	71,302
Denny's Corp. * (a)	29,466	108,730
Diamond Foods, Inc.	5,310	85,332
Domino's Pizza, Inc.	11,528	285,203
Fisher Communications, Inc. * (a)	2,930	123,441
Flowers Foods, Inc.	15,846	453,830
Gold Kist, Inc. *	15,811	211,393
Hain Celestial Group, Inc. *	9,562	246,317
Imperial Sugar Company	3,652	86,625
J & J Snack Foods Corp. (a)	4,488	148,418
Jones Soda Company *	7,989	71,901
Lance, Inc.	9,539	219,588
MGP Ingredients, Inc.	3,006	69,799
Nuco2, Inc. * (a)	5,147	123,734
Peets Coffee & Tea, Inc. * (a)	4,628	139,719
Performance Food Group Company * (a)	10,666	324,033

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Pilgrim's Pride Corp.	12,243	$315,869
Premium Standard Farms, Inc.	4,652	75,502
Ralcorp Holdings, Inc. *	8,165	347,258
Ruth's Chris Steak House, Inc. *	5,633	115,026
Sanderson Farms, Inc. (a)	5,230	146,388
Seabord Corp. (a)	109	139,520
Spartan Stores, Inc.	7,430	108,701
The Steak & Shake Company * (a)	9,008	136,381
Tootsie Roll Industries, Inc. (a)	10,940	318,682
TreeHouse Foods, Inc. *	9,553	228,221
USANA Health Sciences, Inc. * (a)	2,947	111,691

		5,521,538
Forest Products - 0.07%
Caraustar Industries, Inc. *	9,964	89,676
Deltic Timber Corp.	3,223	181,681

		271,357
Funeral Services - 0.11%
Alderwoods Group, Inc. * (a)	12,630	245,780
Stewart Enterprises, Inc., Class A (a)	33,007	189,790

		435,570
Furniture & Fixtures - 0.33%
American Woodmark Corp. (a)	3,797	133,047
Ethan Allen Interiors, Inc.	9,966	364,257
Furniture Brands International, Inc. (a)	13,330	277,797
Kimball International, Inc., Class B	8,277	163,140
La-Z-Boy, Inc. (a)	15,662	219,268
Sealy Corp. *	5,842	77,523
Stanley Furniture Company, Inc.	4,298	103,023

		1,338,055
Gas & Pipeline Utilities - 1.33%
American States Water Company (a)	5,455	194,471
Aquila, Inc. *	112,828	475,006
Aurora Oil & Gas Corp. *	21,563	86,252
California Water Service Group (a)	5,523	197,392
Crosstex Energy, Inc.	2,768	263,182
Maverick Tube Corp. * (a)	11,223	709,181
Nicor, Inc. (a)	13,146	545,559
Northwest Natural Gas Company (a)	8,919	330,271
Peoples Energy Corp. (a)	11,532	414,114
Piedmont Natural Gas, Inc.	23,088	561,038
South Jersey Industries, Inc. (a)	9,270	253,905
Southwest Gas Corp.	12,558	393,568
Southwest Water Company (a)	8,022	96,023
The Laclede Group, Inc.	6,991	240,211
Transmontaigne, Inc. *	13,949	156,368
WGL Holdings, Inc. (a)	14,860	430,197

		5,346,738
Gold - 0.04%
Royal Gold, Inc. (a)	5,857	162,942

The accompanying notes are an integral part of the financial statements. 104

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 2.62%
Adeza Biomedical Corp. *	4,977	$69,777
Align Technology, Inc. * (a)	17,443	128,904
American Medical Systems Holdings, Inc. *	21,271	354,162
Angiodynamics, Inc. *	3,852	104,197
Arthrocare Corp. * (a)	8,009	336,458
Aspect Medical Systems, Inc. *	5,106	89,049
Biosite, Inc. * (a)	5,265	240,400
Bruker BioSciences Corp. *	12,043	64,550
Cerus Corp. *	9,012	64,256
Computer Programs & Systems, Inc.	3,067	122,557
Conceptus, Inc. *	7,234	98,672
Cyberonics, Inc. * (a)	6,604	140,797
Cypress Biosciences, Inc. *	10,590	65,023
Diagnostic Products Corp.	7,526	437,787
DJO, Inc. *	6,933	255,342
Encore Medical Corp. * (a)	19,203	92,366
Foxhollow Technologies, Inc. * (a)	5,707	155,915
Haemonetics Corp. *	8,084	375,987
Health Tronics, Inc. *	11,546	88,327
Hologic, Inc. * (a)	13,899	686,055
ICU Medical, Inc. *	4,461	188,433
Intralase Corp. * (a)	6,637	111,103
Inverness Medical Innovations, Inc. * (a)	8,412	237,471
Kensey Nash Corp. * (a)	3,796	111,982
Kyphon, Inc. *	13,467	516,594
LCA-Vision, Inc. (a)	6,346	335,767
LifeCell Corp. * (a)	10,146	313,714
Mannkind Corp. * (a)	6,781	144,503
Merit Medical Systems, Inc. * (a)	9,087	125,037
Molecular Devices Corp. *	5,305	162,121
Natus Medical, Inc. *	6,209	61,407
Nuvasive, Inc. * (a)	10,266	187,149
Owens & Minor, Inc.	12,240	350,064
PetMed Express, Inc. *	6,187	67,871
Polymedica Corp. (a)	7,059	253,842
PSS World Medical, Inc. *	20,696	365,284
Sirona Dental Systems, Inc. *	5,422	214,820
SonoSite, Inc. * (a)	5,068	197,855
Spectranetics Corp. *	9,954	106,707
Stereotaxis, Inc. *	7,454	80,429
STERIS Corp. (a)	20,459	467,693
SurModics, Inc. * (a)	4,895	176,758
Symmetry Medical, Inc. *	10,628	163,671
The Medicines Company * (a)	15,243	298,001
Thermogenesis Corp. * (a)	18,755	77,271
Thoratec Corp. * (a)	16,200	224,694
Tripath Imaging, Inc. * (a)	10,674	70,662
Ventana Medical Systems, Inc. * (a)	8,779	414,193
Viasys Healthcare, Inc. *	9,855	252,288
Wright Medical Group, Inc. * (a)	10,455	218,823
Zoll Medical Corp. *	3,492	114,398

		10,581,186

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services - 1.46%
Air Methods Corp. *	3,363	$88,043
Amedisys, Inc. * (a)	4,960	187,984
American Retirement Corp. *	10,840	355,227
Amerigroup Corp. *	15,725	488,104
AMN Healthcare Services, Inc. * (a)	10,110	205,233
Apria Healthcare Group, Inc. * (a)	13,098	247,552
Capital Senior Living Corp. *	8,243	84,738
Cross Country Healthcare, Inc. *	10,165	184,901
Five Star Quality Care, Inc. *	10,011	110,822
Genesis HealthCare Corp. * (a)	5,997	284,078
Healthspring, Inc. *	5,844	109,575
Healthways, Inc. * (a)	10,537	554,668
Horizon Health Corp. * (a)	5,045	105,340
Intermagnetics General Corp. * (a)	12,963	349,728
Kindred Healthcare, Inc. * (a)	10,194	265,044
LHC Group, Inc. *	4,073	81,134
Magellan Health Services, Inc. * (a)	11,375	515,401
National Healthcare Corp. (a)	2,331	103,846
Odyssey Healthcare, Inc. * (a)	10,885	191,249
Per-Se Technologies, Inc. * (a)	10,208	257,037
Phase Forward, Inc. *	10,673	122,953
Radiation Therapy Services, Inc. * (a)	3,885	104,545
Sun Healthcare Group, Inc. *	7,862	68,321
Symbion, Inc. * (a)	5,877	122,007
The Advisory Board Company *	5,672	272,767
United Surgical Partners International, Inc. * (a)	13,621	409,584

		5,869,881
Holdings Companies/Conglomerates - 0.06%
PICO Holdings, Inc. *	3,247	104,715
United Industrial Corp. (a)	2,903	131,361

		236,076
Homebuilders - 0.29%
Champion Enterprises, Inc. * (a)	23,363	257,927
Hovnanian Enterprises, Inc., Class A *	15,116	454,689
M/I Homes, Inc. (a)	3,735	131,024
Meritage Homes Corp. *	6,867	324,466

		1,168,106
Hotels & Restaurants - 1.87%
AFC Enterprises, Inc. * (a)	8,535	108,821
Ameristar Casinos, Inc. (a)	7,871	153,091
Applebee's International, Inc.	22,489	432,239
Aztar Corp. *	10,939	568,390
BJ's Restaurants, Inc. * (a)	4,542	101,468
California Pizza Kitchen, Inc. *	6,225	171,063
CBRL Group, Inc.	9,310	315,795
CEC Entertainment, Inc. * (a)	10,088	324,027
Century Casinos, Inc. *	7,543	80,786
Chipotle Mexican Grill, Inc. *	2,374	144,695
CKE Restaurants, Inc. (a)	18,204	302,368
IHOP Corp.	5,700	274,056
Jack In the Box, Inc. *	10,639	417,049

The accompanying notes are an integral part of the financial statements. 105

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Krispy Kreme Doughnuts, Inc. * (a)	16,862	$137,257
Landry's Restaurants, Inc. (a)	4,979	161,569
Lodgian, Inc. *	6,929	98,738
Lone Star Steakhouse & Saloon, Inc. (a)	5,498	144,213
Luby's Cafeterias, Inc. * (a)	7,233	75,440
Magna Entertainment Corp., Class A * (a)	13,971	73,487
Marcus Corp.	6,939	144,886
McCormick & Schmick's Seafood
Restaurants, Inc. * (a)	4,059	96,604
Morgans Hotel Group Company * (a)	5,808	90,372
MTR Gaming Group, Inc. * (a)	8,079	75,781
O'Charley's, Inc. *	7,767	132,039
P.F. Chang's China Bistro, Inc. * (a)	7,993	303,894
Papa Johns International, Inc. * (a)	7,546	250,527
RARE Hospitality International, Inc. *	10,422	299,737
Red Robin Gourmet Burgers, Inc. * (a)	5,114	217,652
Ruby Tuesday, Inc. (a)	17,717	432,472
Ryan's Restaurant Group, Inc. * (a)	13,550	161,381
Sonic Corp. *	25,992	540,374
Texas Roadhouse, Inc., Class A * (a)	16,022	216,617
Triarc Companies, Inc. (a)	18,904	295,470
Trump Entertainment Resorts, Inc. *	8,846	178,247

		7,520,605
Household Appliances - 0.19%
Consolidated Tomoka Land Company (a)	1,977	109,012
Drew Industries, Inc. *	5,766	186,818
Jacuzzi Brands, Inc. *	23,951	210,769
Lifetime Brands, Inc. (a)	4,003	86,745
National Presto Industries, Inc.	1,737	90,810
Technical Olympic USA, Inc. (a)	6,086	87,395

		771,549
Household Products - 0.48%
Blyth Industries, Inc. (a)	8,209	151,538
Central Garden & Pet Company *	6,697	288,306
iRobot Corp. *	3,596	89,468
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	7,866	131,441
Select Comfort Corp. * (a)	16,337	375,261
Smith & Wesson Holding Corp. *	9,623	79,101
Tempur-Pedic International, Inc. *	15,083	203,771
Tupperware Corp.	18,687	367,947
TurboChef Technologies, Inc. * (a)	4,456	49,551
WD-40 Company	5,749	192,994

		1,929,378
Housing & Urban Development - 0.03%
Cavco Industries, Inc. *	2,347	104,301
Industrial Machinery - 1.62%
Actuant Corp., Class A (a)	8,347	416,933
Albany International Corp., Class A	8,354	354,126
Badger Meter, Inc. (a)	4,707	127,089
Briggs & Stratton Corp. (a)	15,480	481,583

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Cascade Corp.	3,887	$153,731
Ceradyne, Inc. * (a)	8,186	405,125
Circor International, Inc.	5,409	164,920
Cognex Corp.	14,150	368,324
Dionex Corp. *	6,160	336,706
Energy Conversion Devices, Inc. * (a)	11,831	431,003
EnPro Industries, Inc. * (a)	6,495	218,232
Flow International Corp. *	11,018	155,023
Gehl Company * (a)	3,348	85,474
Gorman Rupp Company (a)	3,715	98,819
H&E Equipment Services, Inc. *	3,559	104,812
Kadant, Inc. * (a)	4,759	109,457
Lindsay Manufacturing Company (a)	4,068	110,324
Lufkin Industries, Inc.	4,534	269,456
Middleby Corp. *	2,103	182,036
NACCO Industries, Inc., Class A (a)	1,658	227,826
NATCO Group, Inc. *	4,654	187,091
OYO Geospace Corp. *	1,363	77,841
Presstek, Inc. * (a)	9,692	90,232
Raser Technologies, Inc. *	6,381	61,513
Robbins & Myers, Inc. (a)	4,233	110,651
Rofin Sinar Technologies, Inc. *	4,751	273,040
Tecumseh Products Company, Class A *	5,545	106,464
Tennant Company	2,574	129,421
Tredegar Industries, Inc. (a)	10,707	169,385
Valmont Industries, Inc.	5,553	258,159
Watts Water Technologies, Inc., Class A (a)	7,732	259,409

		6,524,205
Industrials - 0.16%
Brookfield Homes Corp. (a)	3,810	125,540
Clean Harbors, Inc. * (a)	4,808	193,810
GrafTech International, Ltd. * (a)	30,392	176,274
Intevac, Inc. * (a)	6,531	141,592

		637,216
Insurance - 2.28%
21st Century Insurance Group	10,794	155,434
Alfa Corp. (a)	10,704	177,258
American Equity Investment Life Holding
Company (a)	17,622	187,851
American Physicians Capital, Inc. *	2,594	136,418
Argonaut Group, Inc. *	9,753	292,980
Capital Title Group, Inc. *	9,892	72,904
CNA Surety Corp. *	5,450	94,176
Commerce Group, Inc.	16,930	500,112
Direct General Corp. (a)	5,580	94,414
Donegal Group, Inc.	5,039	97,807
Enstar Group, Inc. * (a)	1,275	117,542
FBL Financial Group, Inc., Class A	4,709	152,572
FPIC Insurance Group, Inc. *	3,629	140,624
Harleysville Group, Inc.	4,590	145,595
Hilb, Rogal and Hamilton Company (a)	11,112	414,144

The accompanying notes are an integral part of the financial statements. 106

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp. (a)	13,727	$232,673
Infinity Property & Casualty Corp.	6,563	269,083
James River Group, Inc. *	3,358	83,614
LandAmerica Financial Group, Inc. (a)	5,305	342,703
Meadowbrook Insurance Group, Inc. *	10,080	83,866
Midland Company (a)	3,941	149,679
National Interstate Corp.	5,200	141,024
National Western Life Insurance Company,
Class A * (a)	776	185,968
Navigators Group, Inc. *	4,188	183,518
Ohio Casualty Corp. (a)	19,676	584,967
Phoenix Companies, Inc.	34,492	485,647
PMA Capital Corp., Class A *	11,446	117,894
Presidential Life Corp.	6,912	169,897
ProAssurance Corp. *	9,737	469,129
RLI Corp. (a)	7,046	339,476
Safety Insurance Group, Inc.	4,628	220,061
SCPIE Holdings, Inc. *	3,880	90,210
SeaBright Insurance Holdings, Inc. *	5,769	92,939
Selective Insurance Group, Inc.	8,612	481,152
State Auto Financial Corp.	4,677	152,190
Stewart Information Services Corp.	5,381	195,384
Tower Group, Inc.	5,331	161,263
Triad Guaranty, Inc. * (a)	3,710	181,345
U.S.I. Holdings Corp. * (a)	14,412	193,265
United Fire & Casualty Company	6,555	197,502
Universal American Financial Corp. * (a)	12,268	161,324
Zenith National Insurance Corp.	11,357	450,532

		9,196,136
International Oil - 0.16%
ATP Oil & Gas Corp. *	6,279	263,279
Callon Petroleum Company *	6,683	129,249
Parker Drilling Company * (a)	33,389	239,733

		632,261
Internet Content - 0.68%
Audible, Inc. * (a)	7,850	71,356
CMGI, Inc. * (a)	140,870	170,453
CNET Networks, Inc. * (a)	45,534	363,361
Digitas, Inc. * (a)	27,543	320,050
Harris Interactive, Inc. *	17,934	102,224
InfoSpace, Inc. * (a)	9,514	215,682
Internet Cap Group, Inc. *	12,474	112,266
Jupitermedia Corp. * (a)	6,730	87,490
Move, Inc. * (a)	30,599	167,683
NetFlix, Inc. * (a)	12,022	327,119
ProQuest Company * (a)	8,004	98,369
RightNow Technologies, Inc. * (a)	4,713	78,613
Safeguard Scientifics, Inc. *	38,752	83,704
Schawk, Inc., Class A (a)	4,943	86,502
Sohu.com, Inc. * (a)	7,902	203,793
The Knot, Inc. *	4,747	99,355

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content (continued)
TheStreet.com, Inc.	5,956	$76,356
WebSideStory, Inc. * (a)	5,771	70,406

		2,734,782
Internet Retail - 0.22%
Ariba, Inc. * (a)	22,911	188,558
Blue Nile, Inc. * (a)	4,539	145,974
Drugstore.com, Inc. * (a)	26,107	75,710
Overstock.com, Inc. * (a)	3,499	74,389
Priceline.com, Inc. * (a)	7,720	230,519
Stamps.com, Inc. * (a)	5,694	158,407

		873,557
Internet Service Provider - 0.41%
C-COR.net Corp. *	15,057	116,240
Cogent Communications Group, Inc. *	6,576	61,617
Covad Communications Group, Inc. *	89,557	180,009
Earthlink, Inc. * (a)	40,507	350,791
Internap Network Services Corp. *	94,406	99,126
Online Resources Corp. *	7,650	79,101
Redback Networks, Inc. * (a)	16,802	308,149
Terremark Worldwide, Inc. *	12,991	46,768
TriZetto Group, Inc. * (a)	13,236	195,760
United Online, Inc.	19,651	235,812

		1,673,373
Internet Software - 1.18%
Agile Software Corp. * (a)	18,435	116,878
Art Technology Group, Inc. *	34,559	102,986
Chordiant Software, Inc. *	25,850	78,325
Click Commerce, Inc. * (a)	3,314	65,385
Cybersource Corp. *	9,760	114,192
DealerTrack Holdings, Inc. * (a)	3,284	72,609
Digital River, Inc. * (a)	12,013	485,205
eResearch Technology, Inc. * (a)	15,243	138,711
Internet Security Systems, Inc. *	11,990	226,011
Interwoven, Inc. *	13,508	115,899
Lionbridge Technologies, Inc. * (a)	18,800	103,964
NIC, Inc. * (a)	12,584	90,982
Openwave Systems, Inc. * (a)	28,664	330,783
RealNetworks, Inc. *	32,533	348,103
RSA Security, Inc. * (a)	23,024	626,023
S1 Corp. *	22,590	108,432
Safenet, Inc. * (a)	8,461	149,929
Sapient Corp. * (a)	25,077	132,908
Stellent, Inc.	9,435	90,104
TIBCO Software, Inc. *	64,032	451,426
VASCO Data Security International, Inc. * (a)	8,089	67,543
Vignette Corp. *	9,384	136,819
WebEx Communications, Inc. * (a)	12,716	451,927
WebMethods, Inc. * (a)	16,885	166,655

		4,771,799
Investment Companies - 0.42%
Apollo Investment Corp.	24,629	455,144

The accompanying notes are an integral part of the financial statements. 107

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Investment Companies (continued)
Ares Cap Corp.	12,490	$211,456
Capital Southwest Corp. (a)	1,070	111,761
GAMCO Investors, Inc.	2,329	85,614
Gladstone Capital Corp. (a)	5,036	107,720
Harris & Harris Group, Inc. * (a)	7,070	78,053
MCG Capital Corp. (a)	16,470	261,873
Medallion Financial Corp.	5,765	74,714
MVC Capital, Inc. *	6,249	83,987
NGP Capital Resources Company (a)	7,869	115,130
Technology Investment Capital Corp. (a)	8,096	118,606

		1,704,058
Leisure Time - 1.51%
Ambassadors International, Inc.	2,765	64,286
Arctic Cat, Inc.	4,565	89,063
Bally Technologies, Inc. * (a)	16,007	263,635
Bally Total Fitness Holding Corp. *	12,320	83,530
Blockbuster, Inc., Class A * (a)	58,437	291,016
Bluegreen Corp. * (a)	6,995	80,163
Callaway Golf Company	23,306	302,745
Carmike Cinemas, Inc. (a)	4,350	91,698
Churchill Downs, Inc. (a)	2,983	111,713
Dover Downs Gaming & Entertainment, Inc.	5,026	98,701
Gaylord Entertainment Company * (a)	12,279	535,855
Isle of Capri Casinos, Inc. * (a)	4,908	125,890
K2, Inc. * (a)	14,853	162,492
Lakes Gaming, Inc. *	7,614	92,053
Life Time Fitness, Inc. * (a)	9,360	433,087
Monarch Casino & Resort, Inc. *	3,434	96,564
Multimedia Games, Inc. * (a)	8,708	88,212
Parkervision, Inc. *	6,338	57,676
Pinnacle Entertainment, Inc. * (a)	14,569	446,540
Polaris Industries, Inc.	12,607	545,883
Progressive Gaming International Corp. * (a)	11,065	86,307
RC2 Corp. *	6,503	251,406
Riviera Holdings Corp. * (a)	3,811	76,982
Shuffle Master, Inc. * (a)	10,661	349,468
Six Flags, Inc. * (a)	21,372	120,111
Speedway Motorsports, Inc.	4,890	184,549
Steinway Musical Instruments, Inc. *	2,912	71,402
The Nautilus Group, Inc. (a)	10,083	158,404
Topps, Inc. (a)	12,227	100,506
Vail Resorts, Inc. * (a)	9,268	343,843
West Marine, Inc. * (a)	5,083	68,519
WMS Industries, Inc. * (a)	8,319	227,857

		6,100,156
Life Sciences - 0.19%
American Ecology Corp.	4,946	131,069
Dawson Geophysical Company *	2,898	89,171
Incyte Corp. * (a)	25,978	119,499
Ionatron, Inc. * (a)	9,540	60,579
Senomyx, Inc. * (a)	9,165	132,251

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences (continued)
Symyx Technologies, Inc. *	10,411	$251,426

		783,995
Liquor - 0.09%
Boston Beer Company, Inc. *	3,497	102,427
Central European Distribution Corp. * (a)	9,701	244,065

		346,492
Manufacturing - 1.28%
Acuity Brands, Inc. (a)	13,652	531,199
American Railcar Industries, Inc.	2,878	95,291
AptarGroup, Inc.	10,673	529,487
Barnes Group, Inc.	11,461	228,647
Blout International, Inc. *	11,889	142,906
Coherent, Inc. *	9,467	319,322
ESCO Technologies, Inc. * (a)	7,803	417,070
Freightcar America, Inc.	2,353	130,615
Gen Tek, Inc. *	3,639	97,707
Goodman Global, Inc. *	7,308	110,935
Hexcel Corp. * (a)	28,305	444,672
Input/Output, Inc. * (a)	21,418	202,400
Insteel Industries, Inc.	4,358	105,464
Kaydon Corp.	8,639	322,321
Lancaster Colony Corp.	7,630	301,156
Mine Safety Appliances Company (a)	9,398	377,800
Nordson Corp. (a)	9,021	443,653
Radyne Corp. *	6,108	69,509
Raven Industries, Inc. (a)	5,046	158,949
Reddy Ice Holdings, Inc. (a)	5,537	112,678

		5,141,781
Medical-Hospitals - 0.71%
Advanced Magnetics, Inc. *	2,526	76,336
AmSurg Corp. *	9,301	211,598
Centene Corp. * (a)	13,143	309,255
Cepheid, Inc. * (a)	16,853	163,643
DexCom, Inc. *	5,270	71,567
EV3, Inc. * (a)	4,995	73,976
Hana Biosciences, Inc. *	9,137	82,872
Hythiam, Inc. *	8,602	59,956
IRIS International, Inc. *	5,621	73,972
Laserscope, Inc. * (a)	6,127	188,773
MWI Veterinary Supply, Inc. * (a)	1,724	62,805
Neurometrix, Inc. * (a)	3,929	119,677
Novavax, Inc. *	19,039	95,956
Palomar Medical Technologies, Inc. * (a)	5,347	243,984
Psychiatric Solutions, Inc. * (a)	16,213	464,664
RehabCare Group, Inc. *	5,703	99,118
Sunrise Senior Living, Inc. * (a)	13,469	372,418
Vital Images, Inc. * (a)	4,238	104,679

		2,875,249
Metal & Metal Products - 0.64%
A. M. Castle & Company	3,132	101,007
Ampco-Pittsburgh Corp. *	2,426	69,505

The accompanying notes are an integral part of the financial statements. 108

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Dynamic Materials Corp. (a)	3,661	$123,486
Gibraltar Industries, Inc.	7,443	215,847
L.B. Foster Company *	3,551	86,183
Ladish Company, Inc. *	4,356	163,219
Matthews International Corp., Class A	9,987	344,252
Metal Management, Inc.	8,012	245,327
Mueller Industries, Inc.	11,278	372,512
Mueller Water Products, Inc. *	7,107	123,733
NN, Inc. (a)	6,959	85,944
Quanex Corp. (a)	11,457	493,453
RBC Bearings, Inc. *	6,619	150,251

		2,574,719
Mining - 0.71%
Alpha Natural Resources, Inc. * (a)	15,707	308,171
AMCOL International Corp. (a)	6,741	177,625
Brush Engineered Materials, Inc. * (a)	6,086	126,893
Cleveland-Cliffs, Inc. (a)	6,706	531,722
Coeur d'Alene Mines Corp. * (a)	84,178	404,896
Compass Minerals International, Inc.	10,002	249,550
Hecla Mining Company * (a)	36,152	189,798
RTI International Metals, Inc. * (a)	6,915	386,134
Stillwater Mining Company * (a)	12,544	159,058
USEC, Inc. (a)	26,420	313,077

		2,846,924
Mobile Homes - 0.14%
Fleetwood Enterprises, Inc. * (a)	19,790	149,217
Skyline Corp.	2,680	114,650
Winnebago Industries, Inc. (a)	10,014	310,835

		574,702
Newspapers - 0.12%
Journal Register Company (a)	13,015	116,615
Lee Enterprises, Inc.	13,996	377,192

		493,807
Office Furnishings & Supplies - 0.54%
Acco Brands Corp. *	13,667	299,307
Global Imaging Systems, Inc. * (a)	7,175	296,184
Herman Miller, Inc.	19,939	513,828
IKON Office Solutions, Inc.	33,204	418,371
Knoll, Inc.	10,134	186,060
United Stationers, Inc. *	9,481	467,603

		2,181,353
Paper - 0.45%
Bowater, Inc. (a)	16,714	380,244
Buckeye Technologies, Inc. *	12,941	98,869
Chesapeake Corp.	6,870	112,737
Mercer International, Inc. * (a)	9,716	84,335
Neenah Paper, Inc. (a)	4,921	149,844
P.H. Glatfelter Company	13,638	216,435
Potlatch Corp. (a)	11,635	439,220
Rock-Tenn Company, Class A	10,099	161,079

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
Wausau-Mosinee Paper Corp.	13,987	$174,138

		1,816,901
Petroleum Services - 1.40%
Atwood Oceanics, Inc. * (a)	8,193	406,373
Basic Energy Services, Inc. * (a)	3,873	118,398
Bronco Drilling Company, Inc. *	4,376	91,415
Dril-Quip, Inc. *	3,365	277,410
Grey Wolf, Inc. * (a)	59,165	455,570
Gulfmark Offshore, Inc. * (a)	5,224	134,936
Hercules Offshore, Inc. * (a)	6,260	219,100
Hornbeck Offshore Services, Inc. * (a)	7,486	265,903
Lone Star Technologies, Inc. *	9,362	505,735
Metretek Technologies, Inc. *	5,113	87,841
Newpark Resources, Inc. * (a)	27,385	168,418
PetroHawk Energy Corp. * (a)	18,183	229,106
Petroleum Development Corp. *	5,204	196,191
Rentech, Inc. *	42,319	196,783
RPC, Inc. (a)	6,516	158,208
Superior Well Services, Inc. *	3,514	87,499
Universal Compression Holdings, Inc. * (a)	9,182	578,190
Veritas DGC, Inc. *	10,822	558,199
Warrior Energy Service Corp. *	3,214	78,197
W-H Energy Services, Inc. * (a)	8,979	456,402
World Fuel Services Corp. (a)	8,427	385,030

		5,654,904
Pharmaceuticals - 2.09%
Adams Respiratory Therapeutics, Inc. *	9,249	412,690
Adolor Corp. *	13,779	344,613
ADVENTRX Pharmaceuticals, Inc. *	17,668	46,820
Akorn, Inc. *	14,560	57,949
Alexion Pharmaceuticals, Inc. * (a)	9,614	347,258
Alkermes, Inc. * (a)	26,720	505,542
American Oriental Bioengineering, Inc. *	14,168	78,349
Andrx Corp. *	22,404	519,549
Array BioPharma, Inc. *	12,707	109,280
Atherogenics, Inc. * (a)	12,209	159,327
Auxilium Pharmaceuticals, Inc. *	7,314	56,903
AVANIR Pharmaceuticals * (a)	10,062	68,824
AVI BioPharma, Inc. *	15,833	59,374
Bentley Pharmaceuticals, Inc. * (a)	6,250	68,500
Biocryst Pharmaceuticals, Inc. *	7,100	101,743
Bradley Pharmaceuticals, Inc., Class A *	4,880	49,776
Connetics Corp. *	10,692	125,738
Cubist Pharmaceuticals, Inc. * (a)	16,499	415,445
Encysive Pharmaceuticals, Inc. * (a)	18,313	126,909
Hi-Tech Pharmacal Company, Inc. *	3,394	56,239
Idenix Pharmaceuticals, Inc. * (a)	7,576	71,214
Indevus Pharmaceuticals, Inc. *	15,337	83,893
Isis Pharmaceuticals, Inc. * (a)	22,427	135,683
Medicis Pharmaceutical Corp., Class A (a)	16,409	393,816
Nastech Pharmaceutical Company, Inc. * (a)	6,817	107,709

The accompanying notes are an integral part of the financial statements. 109

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Noven Pharmaceuticals, Inc. * (a)	7,503	$134,304
NPS Pharmaceuticals, Inc. * (a)	14,484	70,682
Nuvelo, Inc. * (a)	15,786	262,837
Onyx Pharmaceuticals, Inc. * (a)	12,567	211,503
OSI Pharmaceuticals, Inc. *	17,251	568,593
Par Pharmaceutical Companies, Inc. * (a)	10,693	197,393
Penwest Pharmaceuticals Company * (a)	7,105	155,102
Peregrine Pharmaceuticals, Inc. *	55,380	88,054
Pharmion Corp. * (a)	7,441	126,720
Pozen, Inc. * (a)	8,008	56,376
Prestige Brands Holdings, Inc. * (a)	10,464	104,326
Regeneron Pharmaceuticals, Inc. *	13,902	178,224
Renovis, Inc. * (a)	6,673	102,164
Rigel Pharmaceuticals, Inc. * (a)	7,847	76,351
Salix Pharmaceuticals, Ltd. * (a)	14,230	175,029
Santarus, Inc. *	14,449	96,086
Sciele Pharma, Inc. * (a)	8,927	207,017
Supergen, Inc. * (a)	16,256	59,009
United Therapeutics Corp. *	7,164	413,864
Valeant Pharmaceuticals International	28,150	476,298
ViroPharma, Inc. *	20,919	180,322

		8,443,397
Plastics - 0.10%
AEP Industries, Inc. *	2,651	88,596
PW Eagle, Inc.	3,316	100,276
Spartech Corp. (a)	9,867	222,994

		411,866
Publishing - 0.58%
American Greetings Corp., Class A	16,147	339,249
Consolidated Graphics, Inc. *	3,554	185,021
Courier Corp.	3,416	136,708
Hollinger International, Inc., Class A (a)	24,150	193,925
Media General, Inc., Class A (a)	6,779	283,972
Playboy Enterprises, Inc., Class B * (a)	7,228	72,136
PRIMEDIA, Inc. * (a)	62,083	113,612
Readers Digest Association, Inc., Class A (a)	29,317	409,265
Scholastic Corp. * (a)	10,759	279,411
Valassis Communications, Inc. *	14,488	341,772

		2,355,071
Railroads & Equipment - 0.44%
Florida East Coast Indiana, Inc. (a)	10,653	557,471
Genesee & Wyoming, Inc., Class A * (a)	10,997	390,064
Greenbrier Company, Inc. (a)	4,225	138,326
RailAmerica, Inc. * (a)	12,675	132,581
Wabtec Corp. (a)	14,635	547,349

		1,765,791
Real Estate - 6.66%
Aames Investment Corp., REIT	15,534	77,515
Acadia Realty Trust, REIT (a)	10,205	241,348
Affordable Residential Communities, REIT *	10,991	118,153
Alexander's, Inc., REIT * (a)	645	175,285

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Alexandria Real Estate Equities, Inc., REIT (a)	6,874	$609,586
American Campus Communities, Inc., REIT	6,014	149,448
American Financial Realty Trust, REIT	39,044	377,946
American Home Mortgage Investment Corp.,
REIT	13,353	492,192
Anthracite Capital, Inc., REIT	18,246	221,871
Anworth Mortgage Asset Corp., REIT	15,345	127,364
Ashford Hospitality Trust, Inc., REIT	15,061	190,070
Avatar Holdings, Inc., REIT * (a)	2,029	115,592
BioMed Realty Trust, Inc., REIT	16,879	505,357
California Coastal Communities, Inc., REIT * (a)	3,665	117,280
Capital Lease Funding, Inc., REIT	11,099	126,640
Cedar Shopping Centers, Inc., REIT (a)	10,497	154,516
Corporate Office Properties Trust, REIT (a)	10,139	426,649
Cousins Properties, Inc., REIT	11,662	360,706
Crescent Real Estate Equities Company, REIT	23,541	436,921
Deerfield Triarc Capital Corp., REIT	16,249	210,912
DiamondRock Hospitality Company, REIT	19,353	286,618
Digital Realty Trust, Inc., REIT (a)	5,604	138,363
EastGroup Properties, Inc., REIT	6,804	317,611
Education Realty Trust, Inc., REIT (a)	8,649	144,006
Entertainment Properties Trust, REIT (a)	8,193	352,709
Equity Inns, Inc., REIT	16,763	277,595
Equity Lifestyle Properties, Inc., REIT	6,209	272,140
Equity One, Inc., REIT	11,417	238,615
Extra Space Storage, Inc., REIT (a)	14,184	230,348
FelCor Lodging Trust, Inc., REIT	18,369	399,342
Fieldstone Investment Corp., REIT (a)	15,288	140,038
First Industrial Realty Trust, Inc., REIT (a)	13,410	508,775
First Potomac Realty Trust, REIT	6,649	198,074
Franklin Street Properties Corp., REIT	15,157	298,290
Getty Realty Corp., REIT	5,973	169,872
Glenborough Realty Trust, Inc., REIT	10,131	218,222
Glimcher Realty Trust, REIT (a)	11,639	288,764
GMH Communities Trust, REIT (a)	12,543	165,317
Gramercy Captial Corp., REIT (a)	5,495	142,320
Healthcare Realty Trust, Inc., REIT	14,411	458,990
Heritage Property Investment Trust, REIT (a)	8,388	292,909
Hersha Hospitality Trust, REIT	13,234	122,944
Highland Hospitality Corp., REIT	18,431	259,508
Highwoods Properties, Inc., REIT	16,036	580,182
Home Properties, Inc., REIT	10,317	572,697
HomeBanc Corp., Georgia, REIT (a)	18,546	147,255
Impac Mortgage Holdings, Inc., REIT (a)	23,188	259,242
Inland Real Estate Corp., REIT (a)	21,282	316,676
Innkeepers USA Trust, REIT	13,359	230,844
Jer Investors Trust, Inc., REIT	8,690	135,129
Kite Realty Group Trust, REIT	10,072	157,022
KKR Financial Corp., REIT	24,161	502,790
LaSalle Hotel Properties, REIT	12,099	560,184
Lexington Corporate Property Trust, REIT	16,211	350,158
LTC Properties, Inc., REIT	8,082	180,633

The accompanying notes are an integral part of the financial statements. 110

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Luminent Mortgage Capital, Inc., REIT	12,826	$118,769
Maguire Properties, Inc., REIT (a)	11,534	405,651
Medical Properties Trust, Inc., REIT	12,916	142,593
MFA Mortgage Investments, Inc., REIT	24,887	171,223
Mid-America Apartment Communities, Inc.,
REIT	7,306	407,309
MortgageIT Holdings, Inc., REIT (a)	9,350	112,761
National Health Investments, Inc., REIT (a)	7,438	200,008
National Retail Properties, Inc., REIT (a)	17,888	356,866
Nationwide Health Properties, Inc., REIT	22,518	506,880
Newcastle Investment Corp., REIT	13,540	342,833
Newkirk Realty Trust, Inc., REIT (a)	7,090	123,082
NorthStar Realty Finance Corp., REIT	14,036	168,572
Novastar Financial, Inc., REIT (a)	9,995	315,942
Omega Healthcare Investors, REIT	18,026	238,304
Parkway Properties, Inc., REIT	4,597	209,163
Pennsylvania Real Estate
Investment Trust, REIT (a)	11,082	447,380
Post Properties, Inc., REIT	12,798	580,261
PS Business Parks, Inc., REIT	5,040	297,360
RAIT Investment Trust, REIT (a)	8,789	256,639
Ramco-Gershenson Properties Trust, REIT (a)	6,286	169,282
Realty Income Corp., REIT	24,817	543,492
Redwood Trust, Inc., REIT	5,985	292,248
Republic Property Trust, REIT (a)	9,702	95,856
Saul Centers, Inc., REIT	3,682	150,152
Saxon Capital, Inc., REIT	15,764	180,340
Senior Housing Properties Trust, REIT (a)	19,405	347,544
Sovran Self Storage, Inc., REIT	5,482	278,431
Spirit Finance Corp., REIT (a)	29,214	328,950
Strategic Hotel Cap, Inc., REIT	22,079	457,918
Sun Communities, Inc., REIT	6,150	200,059
Sunstone Hotel Investors, Inc., REIT	17,512	508,899
Tanger Factory Outlet Centers, Inc., REIT (a)	9,520	308,162
The Mills Corp., REIT	17,119	457,933
Trammell Crow Company, REIT * (a)	11,035	388,101
Trustreet Properties, Inc., REIT (a)	20,964	276,515
Universal Health Realty Income Trust, REIT	4,988	156,374
Urstadt Biddle Properties, Inc., REIT	9,052	147,457
U-Store-It Trust, REIT (a)	14,323	270,132
Washington Real Estate Investment Trust,
REIT (a)	12,854	471,742
Windrose Medical Properties Trust, REIT	8,533	124,582
Winston Hotels, Inc., REIT	10,274	125,856

		26,831,154
Retail - 0.05%
Books-A-Million, Inc.	5,263	87,787
Core-Mark Holding Company, Inc. *	3,310	118,498

		206,285
Retail Grocery - 0.39%
Ingles Markets, Inc.	5,526	93,942
Nash-Finch Company (a)	4,404	93,761

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Grocery (continued)
Pathmark Stores, Inc. * (a)	16,576	$155,980
Ruddick Corp.	12,348	302,650
Smart & Final, Inc. *	4,731	79,670
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	5,800	131,776
United Natural Foods, Inc. * (a)	12,928	426,883
Weis Markets, Inc.	3,035	125,042
Wild Oats Markets, Inc. * (a)	9,009	176,576

		1,586,280
Retail Trade - 3.84%
99 Cents Only Stores * (a)	14,706	153,825
A.C. Moore Arts & Crafts, Inc. * (a)	5,172	84,355
Aaron Rents, Inc., Class B (a)	13,456	361,697
Aeropostale, Inc. *	16,648	480,961
Big 5 Sporting Goods Corp. (a)	7,271	141,785
Big Lots, Inc. *	34,362	586,903
Borders Group, Inc.	19,768	364,917
Build A Bear Workshop, Inc. * (a)	4,715	101,420
Building Materials Holding Corp. (a)	8,874	247,318
Cabela's, Inc. * (a)	9,900	190,674
Cache, Inc. *	4,674	81,047
Casey's General Stores, Inc.	15,459	386,630
Cash America International, Inc.	9,091	290,912
Casual Male Retail Group, Inc. * (a)	10,156	102,068
Cato Corp., Class A	9,619	248,651
Charlotte Russe Holding, Inc. *	4,913	117,617
Charming Shoppes, Inc. * (a)	37,536	421,905
Childrens Place Retail Stores, Inc. *	6,907	414,765
Christopher & Banks Corp.	11,188	324,452
Citi Trends, Inc. * (a)	2,005	85,593
Conn's, Inc. * (a)	2,487	66,030
Cost Plus, Inc. * (a)	7,087	103,895
DSW, Inc., Class A * (a)	5,113	186,215
Finish Line, Inc. (a)	13,385	158,345
First Cash Financial Services, Inc. *	8,792	173,642
Fossil, Inc. * (a)	13,330	240,073
Fred's, Inc., Class A (a)	12,520	167,142
Gaiam, Inc., Class A *	5,470	76,689
Genesco, Inc. * (a)	7,151	242,204
Guitar Center, Inc. * (a)	8,069	358,828
Haverty Furniture Companies, Inc.	7,835	122,931
Hibbett Sporting Goods, Inc. * (a)	11,176	267,106
Hot Topic, Inc. * (a)	13,911	160,116
Jo Ann Stores, Inc. * (a)	7,572	110,930
Longs Drug Stores Corp. (a)	9,684	441,784
Marinemax, Inc. * (a)	5,173	135,688
NBTY, Inc. *	16,776	401,114
New York & Company, Inc. * (a)	6,674	65,205
Pacific Sunwear of California, Inc. * (a)	22,262	399,158
Pantry, Inc. *	6,942	399,443
Payless ShoeSource, Inc. *	20,280	551,008
PETCO Animal Supplies, Inc. *	17,791	363,470

The accompanying notes are an integral part of the financial statements. 111

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Pier 1 Imports, Inc. (a)	26,602	$185,682
Regis Corp. (a)	13,906	495,193
Rent-A-Center, Inc. *	21,243	528,101
Restoration Hardware, Inc. * (a)	10,055	72,195
Retail Ventures, Inc. *	6,356	113,264
School Specialty, Inc. * (a)	7,353	234,193
Shoe Carnival, Inc. *	2,985	71,222
Sonic Automotive, Inc. (a)	9,297	206,207
Spectrum Brands, Inc. *	11,265	145,544
Sportsman's Guide, Inc. *	2,797	85,309
Stein Mart, Inc.	8,644	127,931
Steven Madden, Ltd. *	6,478	191,878
Talbots, Inc. (a)	6,925	127,766
The Buckle, Inc.	3,173	132,854
The Dress Barn, Inc. * (a)	14,156	358,855
The Men's Wearhouse, Inc.	14,523	440,047
The Wet Seal, Inc., Class A *	21,618	105,496
The Yankee Candle, Inc. (a)	12,519	313,100
Too, Inc. *	10,297	395,302
Tuesday Morning Corp. (a)	9,375	123,281
ValueVision Media, Inc., Class A *	10,126	111,690
Zale Corp. * (a)	14,668	353,352
Zumiez, Inc. * (a)	4,509	169,403

		15,466,376
Sanitary Services - 0.23%
Casella Waste Systems, Inc., Class A *	7,483	97,952
Darling International, Inc. *	22,493	101,893
Insituform Technologies, Inc., Class A * (a)	8,386	191,956
Synagro Technologies, Inc.	20,112	79,040
Waste Connections, Inc. *	13,100	476,840

		947,681
Semiconductors - 2.93%
Actel Corp. *	8,571	122,994
Advanced Analogic Technologies, Inc. *	11,543	120,971
Advanced Energy Industries, Inc. *	10,838	143,495
American Superconductor Corp. * (a)	10,721	94,666
Amis Holdings, Inc. * (a)	13,472	134,720
Amkor Technology, Inc. * (a)	31,174	294,906
Applied Micro Circuits Corp. * (a)	88,868	242,610
Asyst Technologies, Inc. *	15,125	113,891
ATMI, Inc. * (a)	11,454	281,997
Axcelis Technologies, Inc. * (a)	30,972	182,735
Brooks Automation, Inc. *	22,795	268,981
Cirrus Logic, Inc. *	26,740	217,664
Conexant Systems, Inc. * (a)	146,072	365,180
Credence Systems Corp. * (a)	30,524	106,834
Cymer, Inc. *	11,739	545,394
Diodes, Inc. *	6,035	250,090
DSP Group, Inc. *	9,416	233,988
Emcore Corp. * (a)	12,615	121,104
Emulex Corp. *	25,516	415,145

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Entegris, Inc. *	41,779	$398,154
Exar Corp. *	10,050	133,364
FormFactor, Inc. *	13,931	621,741
Genesis Microchip, Inc. * (a)	10,873	125,692
Hittite Microwave Corp. *	3,985	144,098
Ikanos Communications, Inc. *	6,464	98,188
International Displayworks, Inc. * (a)	14,984	77,917
IXYS Corp. *	9,089	87,254
Kopin Corp. * (a)	21,935	79,185
Kulicke & Soffa Industries, Inc. *	17,623	130,586
Lattice Semiconductor Corp. * (a)	34,962	216,065
LTX Corp. *	18,997	133,169
Mattson Technology, Inc. *	16,259	158,850
Micrel, Inc. *	22,201	222,232
Microsemi Corp. *	21,546	525,291
Microtune, Inc. * (a)	16,759	104,911
MIPS Technologies, Inc., Class A *	14,032	85,174
MKS Instruments, Inc. *	11,041	222,145
Netlogic Microsystems, Inc * (a)	4,873	157,154
OmniVision Technologies, Inc. * (a)	16,159	341,278
ON Semiconductor Corp. * (a)	46,390	272,773
Pericom Semiconductor Corp. *	9,914	82,286
Photronics, Inc. * (a)	12,722	188,286
PLX Technology, Inc. * (a)	8,029	98,114
Power Integrations, Inc. *	9,139	159,750
Rudolph Technologies, Inc. *	7,639	110,766
Semitool, Inc. * (a)	7,488	67,542
Semtech Corp. * (a)	21,937	316,990
Silicon Image, Inc. * (a)	25,002	269,522
Skyworks Solutions, Inc. * (a)	48,777	268,761
Tessera Technologies, Inc. * (a)	14,077	387,118
TranSwitch Corp. * (a)	40,726	85,932
Triquint Semiconductor, Inc. *	42,644	190,192
Ultratech, Inc. * (a)	7,445	117,184
Varian Semiconductor Equipment
Associates, Inc. * (a)	17,313	564,561
Veeco Instruments, Inc. * (a)	9,247	220,448
Volterra Semiconductor Corp. * (a)	6,045	92,247

		11,812,285
Shipbuilding - 0.03%
Maritrans, Inc. (a)	4,461	111,079
Software - 2.94%
Actuate Corp. *	18,561	74,986
Advent Software, Inc. * (a)	6,650	239,865
Allscripts Healthcare Solution, Inc. * (a)	14,028	246,191
Altiris, Inc. *	7,302	131,728
American Reprographics Company * (a)	7,994	289,783
ANSYS, Inc. * (a)	10,032	479,730
Aspen Technology, Inc. * (a)	13,966	183,234
Avid Technology, Inc. *	12,795	426,457
Blackbaud, Inc.	13,393	304,021

The accompanying notes are an integral part of the financial statements. 112

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Blackboard, Inc. *	8,526	$246,913
Borland Software Corp. * (a)	24,472	129,212
Bottomline Technologies, Inc. *	7,303	59,446
CIBER, Inc. * (a)	17,327	114,185
Concur Technologies, Inc. * (a)	9,978	154,360
Convera Corp. *	8,967	60,258
Covansys Corp. *	9,767	122,771
Dendrite International, Inc. *	11,683	107,951
Eclipsys Corp. * (a)	13,837	251,280
Emageon, Inc. * (a)	6,750	98,482
Epicor Software Corp. * (a)	17,020	179,221
EPIQ Systems, Inc. * (a)	5,334	88,758
Equinix, Inc. * (a)	8,698	477,172
Hyperion Solutions Corp. *	17,966	495,862
i2 Technologies, Inc. *	4,670	59,169
Igate Corp. * (a)	7,430	47,478
InfoUSA, Inc. *	10,614	109,430
Intermediate Telephone, Inc. (a)	6,583	138,638
iPass, Inc. * (a)	20,171	112,958
JDA Software Group, Inc. * (a)	9,211	129,230
Keane, Inc. * (a)	13,222	165,275
Lawson Software, Inc. *	37,986	254,506
Macrovision Corp. *	15,758	339,112
Magma Design Automation, Inc. * (a)	11,678	85,833
Manhattan Associates, Inc. * (a)	8,579	174,068
Mantech International Corp. *	5,506	169,915
MapInfo Corp. * (a)	7,262	94,769
McDATA Corp., Class A * (a)	47,072	192,054
MicroStrategy, Inc., Class A *	3,068	299,191
Midway Games, Inc. * (a)	10,997	88,966
Monolithic Power Systems, Inc. *	7,131	84,360
MRO Software, Inc. *	6,325	126,943
Neoware Systems, Inc. *	6,191	76,087
NetIQ Corp. *	12,702	154,837
Nuance Communications, Inc. * (a)	38,254	384,835
Omnicell, Inc. *	8,711	120,386
Open Solutions, Inc. *	6,339	168,681
Opnet Technologies, Inc. *	4,616	59,823
Opsware, Inc. * (a)	25,050	206,412
Packeteer, Inc. *	10,767	122,098
PDF Solutions, Inc. * (a)	6,873	85,294
Progress Software Corp. *	12,656	296,277
Quality Systems, Inc. * (a)	5,036	185,426
Secure Computing Corp. * (a)	13,881	119,377
Smith Micro Software, Inc. *	6,319	101,230
SPSS, Inc. * (a)	6,004	192,969
Take-Two Interactive Software, Inc. *	21,651	230,800
Taleo Corp. *	4,978	58,691
THQ, Inc. * (a)	19,313	417,161
Tradestation Group, Inc. * (a)	8,081	102,386
Transaction Systems Architects, Inc., Class A *	11,426	476,350
Ultimate Software Group, Inc. *	7,543	144,524

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
VA Software Corp. *	19,885	$77,154
Verint Systems, Inc. *	4,141	120,876
Websense, Inc. *	14,604	299,966

		11,835,401
Steel - 0.85%
Alaska Steel Holding Corp. * (a)	33,485	463,097
Chaparral Steel Company *	7,030	506,300
NS Group, Inc. *	6,860	377,849
Olympic Steel, Inc.	2,694	95,341
Oregon Steel Mills, Inc. *	10,879	551,156
Ryerson, Inc. (a)	7,947	214,569
Schnitzer Steel Industries, Inc. (a)	6,885	244,280
Steel Technologies, Inc.	3,856	74,961
Texas Industries, Inc. (a)	7,011	372,284
Wheeling-Pittsburgh Corp. * (a)	3,403	67,686
Worthington Industries, Inc. (a)	21,982	460,523

		3,428,046
Telecommunications Equipment &
Services - 2.67%
ADTRAN, Inc.	20,660	463,404
Aeroflex, Inc. *	22,864	266,823
Alaska Communications Systems, Inc.	13,678	173,027
Andrew Corp. *	48,200	427,052
Arris Group, Inc. *	32,505	426,466
At Road, Inc. *	19,617	108,286
Atheros Communications, Inc. * (a)	15,720	298,051
Broadwing Corp. *	23,200	240,120
Carrier Access Corp. *	6,922	57,245
Commonwealth Telephone Enterprises, Inc. (a)	6,921	229,500
Commscope, Inc. * (a)	17,553	551,515
Comtech Telecommunications Corp. * (a)	6,956	203,602
Consolidated Communications Holdings, Inc. (a)	7,641	127,070
CT Communications, Inc.	6,539	149,547
Ditech Networks, Inc. *	10,459	91,202
Essex Corp. * (a)	6,121	112,749
Fairpoint Communications, Inc.	9,111	131,198
Finisar Corp. * (a)	69,120	226,022
First Avenue Networks, Inc. *	16,717	181,881
General Communication, Inc. *	17,025	209,748
Golden Telecom, Inc. (a)	6,764	171,467
Harmonic, Inc. * (a)	23,204	103,954
InterDigital Communication Corp. *	16,615	580,030
Iowa Telecommunications Services, Inc. (a)	10,518	199,001
J2 Global Communications, Inc. * (a)	15,078	470,735
Loral Space & Communications, Inc. *	3,655	103,656
Mastec, Inc. * (a)	12,375	163,474
MRV Communications, Inc. * (a)	38,721	120,422
NETGEAR, Inc. * (a)	10,078	218,189
Newport Corp. * (a)	12,466	200,952
NTELOS Holdings Corp. *	5,501	79,489
Oplink Communications, Inc. * (a)	5,212	95,432

The accompanying notes are an integral part of the financial statements. 113

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Plantronics, Inc. (a)	14,255	$316,604
Polycom, Inc. * (a)	26,411	578,929
Powerwave Technologies, Inc. * (a)	33,957	309,688
Premiere Global Services, Inc. * (a)	22,310	168,440
Price Communications Corp. *	14,246	241,470
RCN Corp. * (a)	8,915	222,251
SAVVIS, Inc. *	2,638	78,111
Shenandoah Telecommunications Company	2,701	126,947
Sirenza Microdevices, Inc. *	7,739	93,951
Sonus Networks, Inc. * (a)	76,549	378,918
Stratex Networks, Inc. *	29,752	100,859
SureWest Communications (a)	5,110	98,725
Symmetricom, Inc. * (a)	14,688	103,844
Tekelec, Inc. * (a)	17,639	217,842
UTStarcom, Inc. * (a)	36,739	286,197
Viasat, Inc. *	6,797	174,547
Vonage Holdings Corp. *	9,007	77,370

		10,756,002
Telephone - 0.25%
Cbeyond Communications, Inc. *	5,256	114,633
Cincinnati Bell, Inc. *	75,491	309,513
IDT Corp. * (a)	16,147	222,667
North Pittsburgh Systems, Inc.	5,332	146,950
TALK America Holdings, Inc. * (a)	10,762	66,617
Valor Communications Group, Inc. (a)	13,052	149,446

		1,009,826
Tires & Rubber - 0.12%
Bandag, Inc. (a)	3,810	139,408
Cooper Tire & Rubber Company (a)	18,921	210,780
Myers Indiana, Inc. (a)	8,509	146,270

		496,458
Tobacco - 0.18%
Alliance One International, Inc. (a)	29,579	131,331
Schweitzer Mauduit International, Inc.	5,267	114,031
Universal Corp. (a)	7,746	288,306
Vector Group, Ltd. (a)	11,545	187,606

		721,274
Toys, Amusements & Sporting Goods - 0.11%
Jakks Pacific, Inc. * (a)	8,581	172,392
Marvel Entertainment, Inc. *	14,376	287,520

		459,912
Transportation - 0.54%
American Commercial Lines, Inc. *	9,424	567,796
Atlas Air Worldwide Holdings, Inc. *	6,144	301,302
Bristow Group, Inc. *	7,281	262,116
Dynamex, Inc. * (a)	5,103	111,296
Marten Transport, Ltd. *	5,111	111,113
Pacer International, Inc.	11,707	381,414
PHI, Inc. *	4,322	143,490

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
SCS Transportation, Inc. *	4,920	$135,448
U. S. Xpress Enterprises, Inc., Class A *	3,245	87,680
USA Truck, Inc. *	3,219	57,363

		2,159,018
Travel Services - 0.07%
Ambassadors Group, Inc.	6,545	189,020
Navigant International, Inc. *	5,464	87,588

		276,608
Trucking & Freight - 0.97%
Arkansas Best Corp.	7,879	395,605
Celadon Group, Inc. *	7,447	164,132
EGL, Inc. * (a)	9,662	485,032
Forward Air Corp.	9,865	401,801
Heartland Express, Inc.	18,782	336,010
Hub Group, Inc., Class A *	12,497	306,551
ID Systems, Inc. *	3,908	69,289
Knight Transportation, Inc. (a)	17,653	356,591
Navistar International Corp. *	18,936	466,015
Old Dominion Freight Lines, Inc. *	8,832	331,995
Trico Marine Services, Inc. *	4,038	137,292
Wabash National Corp. (a)	9,823	150,881
Werner Enterprises, Inc. (a)	15,982	323,955

		3,925,149
Utility Service - 0.03%
SJW Corp.	5,270	134,121

TOTAL COMMON STOCKS (Cost $342,775,671)		$390,168,751

CORPORATE BONDS - 0.01%
Metal & Metal Products - 0.01%
Mueller Industries, Inc.
6.00% due 11/01/2014 (a)	$56,000	51,520

TOTAL CORPORATE BONDS (Cost $55,023)		$51,520

SHORT TERM INVESTMENTS - 34.73%
Federal Home Loan Bank Discount Notes
zero coupon due 07/10/2006	$20,000,000	$19,974,500
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/11/2006 to
08/01/2006	10,000,000	9,971,343
Federal National Mortgage Association
Discount Notes
zero coupon due 07/05/2006	5,000,000	4,997,269
State Street Navigator Securities Lending
Prime Portfolio (c)	103,237,988	103,237,988
United States Treasury Bills
zero coupon due 07/20/2006 ****	1,800,000	1,795,623

TOTAL SHORT TERM INVESTMENTS
(Cost $139,976,723)		$139,976,723

The accompanying notes are an integral part of the financial statements. 114

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Investments (Small Cap Index Trust)
(Cost $482,807,417) - 131.54%		$530,196,994
Liabilities in Excess of Other Assets - (31.54)%		(127,123,009)

TOTAL NET ASSETS - 100.00%		$403,073,985

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.30%
Advertising - 0.25%
24/7 Real Media, Inc. * (a)	1,543	$13,547
Aquantive, Inc. * (a)	1,688	42,757
Clear Channel Outdoor Holdings, Inc. * (a)	8,218	172,249
Getty Images, Inc. * (a)	1,525	96,853
inVentiv Health, Inc. *	769	22,132
Lamar Advertising Company * (a)	2,574	138,636
Marchex, Inc., Class B * (a)	1,062	17,449
Omnicom Group, Inc.	4,373	389,590
The Interpublic Group of Companies, Inc. * (a)	10,631	88,769
ValueClick, Inc. *	2,371	36,395

		1,018,377
Aerospace - 1.62%
AAR Corp. * (a)	988	21,963
Alliant Techsystems, Inc. *	854	65,203
ARGON ST, Inc. * (a)	529	14,087
Armor Holdings, Inc. *	880	48,250
Aviall, Inc. *	894	42,483
BE Aerospace, Inc. *	1,588	36,302
Boeing Company	19,819	1,623,374
Curtiss Wright Corp. (a)	1,106	34,153
Ducommun, Inc. *	465	8,612
EDO Corp. (a)	458	11,148
Esterline Technologies Corp. * (a)	671	27,907
GenCorp, Inc. * (a)	1,537	24,638
General Dynamics Corp.	9,646	631,427
Goodrich Corp.	3,023	121,797
HEICO Corp., Class A	913	21,656
Herley Industries, Inc. * (a)	514	5,762
Innovative Solutions & Support, Inc. * (a)	629	8,844
Integral Systems, Inc. (a)	446	11,966
K&F Industries Holdings, Inc. * (a)	1,011	17,925
Lockheed Martin Corp.	10,506	753,700
Moog, Inc., Class A *	1,033	35,349
MTC Technologies, Inc. * (a)	476	11,248
Northrop Grumman Corp.	8,502	544,638
Orbital Sciences Corp., Class A * (a)	1,612	26,018
Raytheon Company	10,798	481,267
Rockwell Collins, Inc.	4,140	231,302
Sequa Corp., Class A * (a)	307	25,021
Teledyne Technologies, Inc. *	899	29,451
Triumph Group, Inc. *	462	22,176
United Technologies Corp.	25,119	1,593,047
Woodward Governor Company (a)	960	29,290

		6,560,004
Agriculture - 0.40%
Alico, Inc. (a)	252	13,888

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Agriculture (continued)
Archer-Daniels-Midland Company	16,168	$667,415
Bunge, Ltd. (a)	2,681	134,720
Delta & Pine Land Company (a)	1,140	33,516
Fresh Del Monte Produce, Inc. (a)	1,418	24,489
Maui Land & Pineapple, Inc. * (a)	339	12,814
Monsanto Company	6,602	555,822
Mosaic Company * (a)	9,406	147,204
Tejon Ranch Company * (a)	444	18,275

		1,608,143
Air Freight - 0.00%
ABX Air, Inc. *	1,716	10,365
ExpressJet Holdings, Inc. *	1,604	11,083

		21,448
Air Travel - 0.22%
Airtran Holdings, Inc. * (a)	2,373	35,263
Alaska Air Group, Inc. *	754	29,723
AMR Corp. * (a)	5,214	132,540
Continental Airlines, Inc., Class B * (a)	2,048	61,030
Frontier Airlines Holdings, Inc. * (a)	1,172	8,450
JetBlue Airways Corp. * (a)	4,045	49,106
Midwest Air Group, Inc. * (a)	2,364	11,938
Republic Airways Holdings, Inc. * (a)	1,116	18,994
SkyWest, Inc.	1,511	37,473
Southwest Airlines Company	19,651	321,687
UAL Corp. * (a)	2,258	70,043
US Airways Group, Inc. * (a)	2,073	104,770

		881,017
Aluminum - 0.19%
Alcoa, Inc.	21,436	693,669
Aleris International, Inc. * (a)	833	38,193
Century Aluminum Company * (a)	925	33,013
MAXXAM, Inc. * (a)	384	10,771

		775,646
Amusement & Theme Parks - 0.00%
Great Wolf Resorts, Inc. * (a)	1,040	12,490
Apparel & Textiles - 0.60%
Bebe Stores, Inc. (a)	2,388	36,823
Brown Shoe, Inc.	743	25,321
Carter's, Inc. *	1,394	36,843
Cherokee, Inc. (a)	375	15,510
Cintas Corp.	4,050	161,028
Coach, Inc. *	9,412	281,419
Columbia Sportswear Company * (a)	954	43,178
Crocs, Inc. * (a)	823	20,698
Deckers Outdoor Corp. * (a)	435	16,774
dELiA*s, Inc. * (a)	987	7,975
G & K Services, Class A (a)	540	18,522
Guess?, Inc. *	1,150	48,012
Hampshire Group Ltd. *	432	7,344
Hartmarx Corp. * (a)	1,249	7,494

The accompanying notes are an integral part of the financial statements. 115

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Iconix Brand Group, Inc. * (a)	1,303	$21,291
Interface, Inc., Class A *	1,819	20,828
Jones Apparel Group, Inc.	2,898	92,127
Joseph A. Bank Clothiers, Inc. * (a)	469	11,231
Kellwood Company (a)	779	22,801
K-Swiss, Inc., Class A (a)	754	20,132
Liz Claiborne, Inc.	2,557	94,762
Maidenform Brands, Inc. *	681	8,397
Mohawk Industries, Inc. * (a)	1,566	110,168
Movado Group, Inc. (a)	817	18,750
NIKE, Inc., Class B	6,359	515,079
Oakley, Inc. (a)	1,920	32,352
Oxford Industries, Inc. (a)	480	18,917
Perry Ellis International, Inc. * (a)	432	10,934
Phillips-Van Heusen Corp.	886	33,810
Polo Ralph Lauren Corp., Class A	2,533	139,062
Quiksilver, Inc. *	3,098	37,734
Russell Corp. (a)	1,050	19,068
Skechers United States of America, Inc.,
Class A *	1,220	29,414
Stage Stores, Inc.	708	23,364
Stride Rite Corp.	1,278	16,857
The Gymboree Corp. *	881	30,624
Timberland Company, Class A *	1,693	44,187
True Religion Apparel, Inc. * (a)	645	11,417
Under Armour, Inc., Class A *	984	41,938
Unifi, Inc. *	2,485	7,207
VF Corp.	2,594	176,184
Volcom, Inc. * (a)	622	19,898
Warnaco Group, Inc. *	1,219	22,771
Weyco Group, Inc. (a)	553	12,841
Wolverine World Wide, Inc.	1,497	34,925

		2,426,011
Auto Parts - 0.33%
Accuride Corp. * (a)	950	11,847
Aftermarket Technology Corp. *	668	16,600
American Axle & Manufacturing Holdings, Inc. (a)	1,412	24,159
ArvinMeritor, Inc. (a)	1,930	33,177
AutoZone, Inc. *	1,837	162,023
BorgWarner, Inc.	1,325	86,257
Commercial Vehicle Group, Inc. *	608	12,573
CSK Auto Corp. * (a)	1,352	16,183
Federal Signal Corp.	1,510	22,861
Gentex Corp. (a)	3,992	55,888
Genuine Parts Company	4,046	168,556
Johnson Controls, Inc.	4,648	382,159
Keystone Automotive Industries, Inc. *	522	22,039
Lear Corp. (a)	1,789	39,734
LKQ Corp. * (a)	1,186	22,534
Modine Manufacturing Company	969	22,636
Noble International, Ltd. (a)	635	9,086
O'Reilly Automotive, Inc. *	2,646	82,529

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Pep Boys - Manny, Moe & Jack (a)	1,682	$19,730
Strattec Security Corp. *	190	9,464
Superior Industries International, Inc. (a)	765	13,992
TRW Automotive Holdings Corp. *	2,506	68,364
Visteon Corp. * (a)	3,565	25,704

		1,328,095
Auto Services - 0.07%
ADESA, Inc.	2,330	51,819
AutoNation, Inc. *	6,256	134,129
Copart, Inc. *	2,311	56,758
Dollar Thrifty Automotive Group, Inc. * (a)	647	29,160
Lithia Motors, Inc., Class A (a)	545	16,525
Midas, Inc. * (a)	532	9,789

		298,180
Automobiles - 0.30%
Ford Motor Company (a)	43,658	302,550
General Motors Corp. (a)	14,084	419,562
Group 1 Automotive, Inc. (a)	623	35,100
Monaco Coach Corp. (a)	903	11,468
Monro Muffler Brake, Inc.	430	14,001
PACCAR, Inc.	4,084	336,440
Tenneco, Inc. * (a)	1,212	31,512
United Auto Group, Inc. (a)	2,342	50,002

		1,200,635
Banking - 6.41%
1st Source Corp. (a)	655	22,159
Abington Community Bancorp, Inc.	918	13,752
Alabama National BanCorp (a)	402	27,396
Amcore Financial, Inc. (a)	607	17,791
American National Bankshares, Inc. (a)	522	12,074
Americanwest BanCorp (a)	550	12,458
Ameris Bancorp (a)	662	15,319
AmSouth Bancorp.	7,991	211,362
Anchor BanCorp Wisconsin, Inc. (a)	526	15,869
Arrow Financial Corp. (a)	466	12,782
Associated Banc-Corp.	2,972	93,707
Astoria Financial Corp.	2,501	76,155
BancFirst Corp.	368	16,468
BancorpSouth, Inc. (a)	1,817	49,513
BancTrust Financial Group, Inc. (a)	629	14,763
Bank Granite Corp. (a)	731	15,227
Bank Mutual Corp.	1,760	21,507
Bank of America Corp.	112,328	5,402,977
Bank of Hawaii Corp.	1,082	53,667
Bank of New York Company, Inc.	18,903	608,677
Bank of the Ozarks, Inc. (a)	461	15,351
BankAtlantic Bancorp, Inc., Class A (a)	1,643	24,382
BankUnited Financial Corp., Class A	852	26,003
Banner Corp. (a)	425	16,379
BB&T Corp.	13,426	558,382
Berkshire Hill Bancorp, Inc. (a)	488	17,314

The accompanying notes are an integral part of the financial statements. 116

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
BOK Financial Corp.	1,440	$71,525
Boston Private Financial Holdings, Inc. (a)	712	19,865
Brookline Bancorp, Inc. (a)	1,615	22,239
Bryn Mawr Bank Corp. (a)	583	12,919
Camco Financial Corp.	737	10,207
Camden National Corp. (a)	333	13,287
Capital City Bank Group, Inc. (a)	491	14,828
Capital Corp of the West	398	12,736
Capitol Bancorp, Ltd. (a)	468	18,229
Capitol Federal Financial (a)	1,681	57,641
Cardinal Financial Corp. (a)	1,170	13,595
Cascade Bancorp (a)	575	16,393
Cascade Financial Corp.	837	12,951
Cathay General Bancorp, Inc. (a)	1,275	46,384
Center Bancorp, Inc. (a)	986	14,277
Central Pacific Financial Corp. (a)	780	30,186
CFS Bancorp, Inc. (a)	989	14,677
Charter Financial Corp. (a)	587	23,163
Chemical Financial Corp. (a)	738	22,583
Chittenden Corp.	1,136	29,366
Citizens & Northern Corp. (a)	410	9,684
Citizens Banking Corp. (a)	1,131	27,608
Citizens First Bancorp, Inc.	518	13,836
City Bank Lynnwood WA (a)	384	17,917
City National Corp.	953	62,031
Clifton Savings Bancorp, Inc. (a)	1,268	13,732
Coastal Financial Corp. (a)	840	10,954
CoBiz, Inc. (a)	726	16,350
Colonial Bancgroup, Inc.	3,503	89,957
Columbia Banking System, Inc.	528	19,737
Comerica, Inc.	3,731	193,975
Commerce Bancorp, Inc. (a)	3,929	140,147
Commerce Bancshares, Inc.	1,511	75,626
Commercial Bankshares, Inc. (a)	344	12,721
Community Bancorp - NV * (a)	379	11,779
Community Bancorp, Inc. - CA (a)	400	16,924
Community Bank Systems, Inc. (a)	744	15,006
Community Banks, Inc. (a)	919	23,887
Community Trust Bancorp, Inc. (a)	424	14,810
Compass Bancshares, Inc.	2,669	148,396
Corus Bankshares, Inc. (a)	1,376	36,024
Cullen Frost Bankers, Inc.	1,067	61,139
CVB Financial Corp. (a)	2,127	33,309
Digital Insight Corp. *	976	33,467
Dime Community Bancorp, Inc. (a)	989	13,421
Doral Financial Corp. (a)	2,874	18,422
Downey Financial Corp. (a)	647	43,899
East West Bancorp, Inc.	1,302	49,359
Enterprise Financial Services Corp. (a)	541	13,768
ESB Financial Corp.	963	11,132
F.N.B. Corp. (a)	1,596	25,169
Farmers Capital Bank Corp. (a)	517	16,932

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Fidelity Bankshares, Inc. (a)	651	$20,715
Fidelity Southern Corp. (a)	677	12,037
Fifth Third Bancorp. (a)	13,411	495,536
Financial Institutions, Inc. (a)	668	13,934
First BanCorp Puerto Rico	2,054	19,102
First Bancorp (a)	578	12,138
First Busey Corp. (a)	653	13,367
First Charter Corp.	789	19,354
First Citizens Bancshares, Inc.	250	50,125
First Commonwealth Financial Corp. (a)	2,005	25,463
First Community Bancorp	632	37,339
First Defiance Financial Corp. (a)	371	9,776
First Federal Bancshares of Arkansas, Inc.	419	9,327
First Financial BanCorp. (a)	1,068	15,924
First Financial Bankshares, Inc. (a)	486	17,758
First Financial Corp. (a)	446	13,384
First Financial Holdings, Inc. (a)	412	13,184
First Horizon National Corp. (a)	2,686	107,977
First Indiana Corp. (a)	588	15,306
First M&F Corp.	774	15,292
First Merchants Corp.	537	13,054
First Midwest BanCorp., Inc.	1,086	40,269
First Mutual Bancshares, Inc.	440	11,462
First Niagara Financial Group, Inc.	2,880	40,378
First Oak Brook Bancshares, Inc., Class A (a)	384	14,208
First of Long Island Corp.	336	13,994
First Place Financial Corp.	629	14,473
First Regional Bancorp * (a)	154	13,552
First Republic Bank	565	25,877
First South Bancorp, Inc. (a)	489	16,738
First State BanCorp.	614	14,601
First United Corp.	623	12,865
FirstFed Financial Corp. * (a)	386	22,261
FirstMerit Corp.	1,903	39,849
Flag Financial Corp.	761	14,801
Flagstar Bancorp, Inc. (a)	1,374	21,929
Flushing Financial Corp. (a)	656	11,782
FNB Corp. of North Carolina (a)	514	9,355
FNB Corp. of Virginia (a)	542	20,054
FNB Financial Services Corp.	680	10,309
Franklin Bank Corp. * (a)	679	13,709
Frontier Financial Corp. (a)	646	21,958
German American Bancorp	964	12,493
Glacier Bancorp, Inc. (a)	815	23,855
Golden West Financial Corp.	7,367	546,631
Great Southern Bancorp, Inc. (a)	414	12,639
Greater Bay Bancorp (a)	1,347	38,726
Greater Community Bancorp (a)	736	11,518
Greenhill & Company, Inc. (a)	820	49,823
Hancock Holding Company (a)	830	46,480
Hanmi Financial Corp. (a)	1,310	25,466
Harleysville National Corp. (a)	805	17,074

The accompanying notes are an integral part of the financial statements. 117

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Heritage Commerce Corp. (a)	557	$13,808
Heritage Financial Corp. (a)	593	15,620
Home Federal Bancorp - IN	392	10,976
Home Federal Bancorp, Inc. (a)	995	13,592
Horizon Financial Corp. (a)	571	15,663
Hudson City Bancorp, Inc.	14,592	194,511
Huntington Bancshares, Inc.	5,640	132,991
IBERIABANK Corp. (a)	201	11,566
Independent Bank Corp. - MA	475	15,423
Independent Bank Corp. - MI (a)	542	14,255
Integra Bank Corp. (a)	616	13,398
Interchange Financial Services Corp. (a)	683	15,368
International Bancshares Corp.	1,299	35,697
Investors Financial Services Corp. (a)	1,663	74,669
Irwin Financial Corp. (a)	862	16,714
ITLA Capital Corp. (a)	205	10,779
KeyCorp	9,541	340,423
K-Fed Bancorp (a)	1,097	15,896
KNBT Bancorp, Inc.	1,003	16,570
Lakeland Financial Corp. (a)	604	14,671
Lincoln Bancorp - IN (a)	686	12,245
LSB Bancshares, Inc. (a)	685	11,837
M&T Bank Corp.	2,607	307,417
MAF Bancorp, Inc. (a)	706	30,245
MainSource Financial Group, Inc. (a)	657	11,452
Marshall & Ilsley Corp.	5,551	253,919
MASSBANK Corp. (a)	348	11,397
MB Financial, Inc.	748	26,449
Mercantile Bankshares Corp.	2,638	94,097
Merchants Bancshares, Inc.	492	11,882
Mid-State Bancshares (a)	661	18,508
Midwest Banc Holdings, Inc. (a)	664	14,774
Nara Bancorp, Inc. (a)	844	15,825
NASB Financial, Inc. (a)	309	10,435
National City Corp.	15,325	554,612
National Penn Bancshares, Inc. (a)	1,280	25,421
Netbank, Inc.	1,651	10,946
New York Community Bancorp, Inc. (a)	6,361	105,020
Newalliance Bancshares, Inc. (a)	2,915	41,714
Newmil Bancorp, Inc. (a)	385	15,454
North Fork Bancorporation, Inc.	11,464	345,869
North Valley Bancorp	639	11,112
Northern States Financial Corp.	450	8,595
Northern Trust Corp.	5,259	290,823
Northrim Bancorp, Inc.	465	11,672
Northwest Bancorp, Inc. (a)	1,391	36,862
Oak Hill Financial, Inc.	357	9,096
OceanFirst Financial Corp.	577	12,821
Ohio Valley Banc Corp.	457	11,494
Old National Bancorp (a)	1,798	35,906
Old Second Bancorp, Inc. (a)	407	12,617
Omega Financial Corp. (a)	466	14,590

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Oriental Financial Group, Inc.	852	$10,872
PAB Bankshares, Inc.	684	12,654
Pacific Capital Bancorp (a)	1,147	35,695
Pamrapo Bancorp, Inc.	531	10,540
Park National Corp. (a)	354	34,979
Parkvale Financial Corp.	380	11,115
Partners Trust Financial Group, Inc. (a)	1,632	18,621
Peapack Gladstone Financial Corp. (a)	469	12,142
Pennfed Financial Services, Inc. (a)	741	13,820
Pennsylvania Commerce Bancorp, Inc. * (a)	350	11,200
Peoples Bancorp, Inc. (a)	403	12,026
People's Bank Corp.	3,451	113,365
PFF Bancorp, Inc.	583	19,332
Pinnacle Financial Partners, Inc. * (a)	479	14,576
Placer Sierra Bancshares	498	11,549
Popular, Inc. (a)	6,408	123,034
Preferred Bank, Los Angeles, CA (a)	312	16,726
PrivateBancorp, Inc. (a)	561	23,231
Prosperity Bancshares, Inc. (a)	750	24,658
Provident Bankshares Corp.	879	31,987
Provident Financial Holdings, Inc.	431	12,930
Provident Financial Services, Inc.	1,948	34,967
Provident New York Bancorp (a)	1,409	18,627
R & G Financial Corp., Class B	960	8,246
Regions Financial Corp.	11,068	366,572
Renasant Corp. (a)	391	15,777
Republic Bancorp, Inc., Class A (a)	582	11,983
Republic Bancorp, Inc. (a)	2,252	27,902
Riverview Bancorp, Inc.	482	12,628
Rome Bancorp, Inc. (a)	1,044	13,457
Royal Bancshares of Pennsylvania	598	14,519
S & T Bancorp, Inc. (a)	668	22,198
S.Y. Bancorp, Inc. (a)	540	14,831
Sandy Spring Bancorp, Inc. (a)	412	14,857
Santander Bancorp (a)	1,218	29,987
Seacoast Banking Corp. of Florida (a)	672	17,895
Security Bank Corp.	496	11,046
Shore Bancshares, Inc. (a)	582	15,790
SI Financial Group, Inc.	963	10,593
Signature Bank *	810	26,228
Simmons First National Corp., Class A (a)	555	16,101
Sky Financial Group, Inc.	2,423	57,207
Sound Federal Bancorp, Inc. (a)	829	17,235
South Financial Group, Inc.	1,784	47,115
Southwest Bancorp, Inc.	522	13,311
Sovereign Bancorp, Inc.	9,425	191,418
State Bancorp, Inc. (a)	729	12,583
Sterling Bancorp (a)	601	11,720
Sterling Bancshares, Inc.	1,186	22,238
Sterling Financial Corp., Pennsylvania (a)	797	17,454
Sterling Financial Corp., Washington	792	24,164
Suffolk Bancorp (a)	430	14,083

The accompanying notes are an integral part of the financial statements. 118

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Summit Bankshares, Inc. (a)	647	$13,723
Summit Financial Group, Inc. (a)	357	8,547
Sun Bancorp, Inc. of New Jersey * (a)	602	9,771
SunTrust Banks, Inc.	8,680	661,937
Superior Bancorp * (a)	1,104	12,144
Susquehanna Bancshares, Inc.	1,259	30,090
SVB Financial Group * (a)	861	39,141
TCF Financial Corp. (a)	2,938	77,710
TD Banknorth, Inc. (a)	4,971	146,396
Texas Capital Bancshares, Inc. * (a)	788	18,360
Texas Regional Bancshares, Inc., Class A (a)	1,390	52,709
TIB Financial Corp. (a)	358	11,456
Tompkins Trustco, Inc. (a)	311	13,386
Trico Bancshares	584	15,990
TrustCo Bank Corp. (a)	2,317	25,533
Trustmark Corp.	1,368	42,367
U.S.B. Holding Company, Inc. (a)	660	14,850
UCBH Holdings, Inc. (a)	2,386	39,464
Umpqua Holdings Corp. (a)	1,165	29,882
Union Bankshares Corp. (a)	324	13,977
UnionBanCal Corp.	3,276	211,597
United Bankshares, Inc. (a)	1,028	37,656
United Community Banks, Inc. (a)	1,077	32,784
US Bancorp	44,557	1,375,920
Valley National Bancorp (a)	2,486	63,925
Virginia Commerce Bancorp, Inc. * (a)	702	16,778
W Holding Company, Inc. (a)	4,297	28,575
Wachovia Corp.	40,422	2,186,031
Washington Federal, Inc.	1,713	39,724
Washington Mutual, Inc.	23,815	1,085,488
Washington Trust Bancorp, Inc. (a)	471	13,056
Webster Financial Corp.	1,031	48,911
Wells Fargo Company	40,934	2,745,853
Wesbanco, Inc. (a)	605	18,749
West Coast Bancorp (a)	546	16,091
Westamerica Bancorp	736	36,042
Western Alliance Bancorp * (a)	450	15,651
Westfield Financial, Inc. (a)	540	15,660
Whitney Holding Corp.	1,368	48,386
Wilber Corp. (a)	1,119	11,750
Willow Grove Bancorp, Inc. (a)	940	14,955
Wilmington Trust Corp.	1,369	57,744
Wintrust Financial Corp.	557	28,323
Yardville National Bancorp (a)	345	12,327
Zions Bancorp.	2,677	208,645

		26,012,358
Biotechnology - 1.60%
Abraxis BioScience, Inc. * (a)	3,029	72,211
Affymetrix, Inc. * (a)	1,587	40,627
Alnylam Pharmaceuticals, Inc. * (a)	803	12,109
Amgen, Inc. *	29,436	1,920,110

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Applera Corp. - Celera Genomics Group *	2,270	$29,397
Applera Corp.	4,952	160,197
Arena Pharmaceuticals, Inc. * (a)	1,371	15,876
Arqule, Inc. * (a)	1,255	7,078
Biogen Idec, Inc. *	8,391	388,755
Bio-Rad Laboratories, Inc., Class A * (a)	667	43,315
Bioveris Corp. *	2,478	19,948
Cephalon, Inc. * (a)	1,444	86,785
Charles River Laboratories International, Inc. *	1,602	58,954
Coley Pharmaceutical Group, Inc. * (a)	751	8,674
Cotherix, Inc. * (a)	776	6,681
Digene Corp. * (a)	611	23,670
Discovery Laboratories, Inc. * (a)	1,870	3,908
Exelixis, Inc. * (a)	2,502	25,145
Genentech, Inc. *	25,759	2,107,086
Genitope Corp. * (a)	1,251	7,906
Genomic Health, Inc. * (a)	887	10,440
Genzyme Corp. *	6,326	386,202
Geron Corp. * (a)	1,676	11,565
GTx, Inc. * (a)	1,112	10,119
Human Genome Sciences, Inc. * (a)	3,580	38,306
ICOS Corp. * (a)	1,759	38,681
Inhibitex, Inc. *	1,151	2,037
Integra LifeSciences Holdings Corp. * (a)	796	30,893
Intermune, Inc. * (a)	1,103	18,144
Invitrogen Corp. *	1,317	87,014
Keryx Biopharmaceuticals, Inc. * (a)	1,027	14,583
Lexicon Genetics, Inc. * (a)	2,493	10,944
Martek Biosciences Corp. * (a)	847	24,521
Medarex, Inc. * (a)	2,939	28,244
MedImmune, Inc. * (a)	6,211	168,318
Metabasis Therapeutics, Inc. *	2,425	18,503
MGI Pharma, Inc. * (a)	1,921	41,302
Millennium Pharmaceuticals, Inc. * (a)	8,010	79,860
Millipore Corp. *	1,192	75,084
Momenta Pharmaceuticals, Inc. * (a)	816	10,371
Myogen, Inc. * (a)	1,027	29,783
Myriad Genetics, Inc. * (a)	948	23,937
Nektar Therapeutics * (a)	2,355	43,191
Neurocrine Biosciences, Inc. * (a)	954	10,112
Panacos Pharmaceuticals, Inc. * (a)	1,327	7,325
PRA International * (a)	660	14,698
Progenics Pharmaceuticals, Inc. * (a)	655	15,759
Regeneration Technologies, Inc. * (a)	1,114	7,130
Serologicals Corp. * (a)	888	27,919
Sirna Therapeutics, Inc. * (a)	3,750	21,375
Solexa, Inc. * (a)	880	7,480
StemCells, Inc. * (a)	2,057	4,217
Tanox, Inc. * (a)	1,425	19,708
Techne Corp. *	974	49,596
Telik, Inc. * (a)	1,558	25,707
Tercica, Inc. * (a)	1,287	6,808

The accompanying notes are an integral part of the financial statements. 119

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Threshold Pharmaceuticals, Inc. * (a)	1,009	$3,532
Trimeris, Inc. * (a)	934	10,732

		6,472,572
Broadcasting - 1.02%
Acacia Research - Acacia Technologies *	1,501	21,104
Belo Corp., Class A	2,605	40,638
CBS Corp., Class B	21,300	576,165
Citadel Broadcasting Corp. (a)	3,300	29,370
CKX, Inc. *	2,174	29,501
Clear Channel Communications, Inc.	13,194	408,354
Cox Radio, Inc., Class A * (a)	1,170	16,871
Crown Media Holdings, Inc., Class A * (a)	3,124	12,871
Cumulus Media, Inc., Class A * (a)	1,735	18,512
Discovery Holding Company * (a)	7,094	103,785
Emmis Communications Corp., Class A * (a)	1,124	17,579
Entercom Communications Corp.	1,146	29,979
Entravision Communications Corp., Class A * (a)	3,488	29,892
Gray Television, Inc.	1,458	8,442
Hearst Argyle Television, Inc. (a)	1,265	27,906
Journal Communications, Inc.	2,329	26,178
Liberty Global, Inc., Class A * (a)	9,235	198,553
Liberty Global, Inc., Series C *	1,612	33,159
Liberty Media Holding Corp.-Capital, Series A *	3,461	289,928
Mediacom Communications Corp., Class A *	3,476	21,656
News Corp.	79,652	1,527,725
Radio One, Inc., Class A * (a)	3,119	23,393
Regent Communications, Inc. * (a)	2,050	8,385
Saga Communications, Inc., Class A * (a)	806	7,302
Salem Communications Corp., Class A *	818	10,642
Sinclair Broadcast Group, Inc., Class A (a)	2,680	22,941
Sirius Satellite Radio, Inc. * (a)	33,155	157,486
Spanish Broadcasting System, Inc., Class A *	2,043	10,440
Univision Communications, Inc., Class A *	7,721	258,654
Westwood One, Inc.	2,240	16,800
World Wrestling Entertainment, Inc., Class A (a)	2,384	40,266
WorldSpace, Inc. * (a)	1,202	4,303
XM Satellite Radio Holdings, Inc., Class A * (a)	7,009	102,682

		4,131,462
Building Materials & Construction - 0.28%
American Standard Companies, Inc.	5,142	222,494
Apogee Enterprises, Inc.	913	13,421
Beacon Roofing Supply, Inc. * (a)	1,182	26,016
BlueLinx Holdings, Inc. (a)	913	11,896
Builders FirstSource, Inc. *	804	16,369
Corrections Corp. of America * (a)	972	51,458
Dycom Industries, Inc. * (a)	1,106	23,547
Eagle Materials, Inc. (a)	1,389	65,977
ElkCorp (a)	554	15,385
EMCOR Group, Inc. *	732	35,626
Griffon Corp. * (a)	804	20,984
Infrasource Services, Inc. * (a)	1,311	23,873

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction
(continued)
Interline Brands, Inc. *	962	$22,492
Lennox International, Inc.	1,616	42,792
Levitt Corp., Class A (a)	582	9,312
LSI Industries, Inc.	814	13,830
Masco Corp.	10,637	315,281
Meadow Valley Corp. *	2,928	33,526
NCI Building Systems, Inc. * (a)	509	27,064
Perini Corp. * (a)	783	17,617
RPM International, Inc.	2,865	51,570
Sterling Construction Company, Inc. *	809	22,328
Trex Company, Inc. * (a)	463	11,987
U.S. Concrete, Inc. *	1,417	15,658
WCI Commmunities, Inc. * (a)	1,154	23,242

		1,133,745
Business Services - 2.37%
ABM Industries, Inc. (a)	1,315	22,487
Accenture, Ltd., Class A	21,069	596,674
Acxiom Corp.	2,181	54,525
Administaff, Inc. (a)	708	25,353
ADVO, Inc.	905	22,272
Affiliated Computer Services, Inc., Class A *	3,007	155,191
Alliance Data Systems Corp. *	2,053	120,757
AMERCO, Inc. * (a)	557	56,068
Arbitron, Inc. (a)	782	29,974
Automatic Data Processing, Inc.	14,051	637,213
Banta Corp.	633	29,327
BearingPoint, Inc. * (a)	5,245	43,901
Black Box Corp. (a)	509	19,510
Bowne & Company, Inc. (a)	1,140	16,302
Bright Horizons Family Solutions, Inc. *	731	27,551
Brinks Company	1,483	83,656
Cadence Design Systems, Inc. *	6,698	114,871
Catalina Marketing Corp.	1,278	36,372
CDI Corp. (a)	635	18,415
Cendant Corp.	25,202	410,541
Central Parking Corp. (a)	1,083	17,328
Ceridian Corp. *	3,660	89,450
ChoicePoint, Inc. *	2,062	86,130
Clark, Inc. (a)	654	8,633
Coinstar, Inc. * (a)	731	17,500
Compucredit Corp. * (a)	1,256	48,281
Computer Sciences Corp. *	4,544	220,111
Convergys Corp. *	3,512	68,484
Corporate Executive Board Company	1,006	100,801
CoStar Group, Inc. * (a)	537	32,129
CRA International, Inc. * (a)	274	12,368
CSG Systems International, Inc. *	1,331	32,929
Deluxe Corp.	1,203	21,028
DiamondCluster International, Inc., Class A *	1,109	8,783
DST Systems, Inc. *	1,901	113,109
Dun & Bradstreet Corp. *	1,588	110,652

The accompanying notes are an integral part of the financial statements. 120

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
eFunds Corp. *	1,247	$27,496
Electro Rent Corp. * (a)	913	14,626
Electronic Data Systems Corp.	12,842	308,979
Ennis Business Forms, Inc. (a)	886	17,436
Equifax, Inc.	3,214	110,369
Escala Group, Inc. * (a)	882	4,128
Euronet Worldwide, Inc. * (a)	931	35,722
FactSet Research Systems, Inc.	1,224	57,895
Fair Isaac Corp.	1,672	60,710
First Data Corp.	18,732	843,689
Fluor Corp.	2,110	196,082
Forrester Research, Inc. *	765	21,405
FTI Consulting, Inc. * (a)	1,089	29,153
Gartner Group, Inc., Class A *	2,956	41,975
Geo Group, Inc. *	379	13,284
Gevity HR, Inc. (a)	798	21,187
Global Cash Access, Inc. *	1,645	25,711
Global Payments, Inc.	1,900	92,245
GSI Commerce, Inc. * (a)	1,261	17,061
H & R Block, Inc.	7,960	189,926
Harte-Hanks, Inc.	2,075	53,203
Healthcare Services Group, Inc. (a)	766	16,048
Heidrick & Struggles International, Inc. * (a)	567	19,187
Hewitt Associates, Inc., Class A *	2,768	62,225
Hudson Highland Group, Inc. * (a)	709	7,650
Huron Consulting Group, Inc. *	564	19,791
Informatica Corp. * (a)	2,428	31,952
Insight Enterprises, Inc. *	1,376	26,213
Intervoice Brite, Inc. * (a)	1,322	9,413
Iron Mountain, Inc. * (a)	3,172	118,569
Jackson Hewitt Tax Service, Inc. (a)	1,006	31,538
Jacobs Engineering Group, Inc. *	1,385	110,301
John H. Harland Company	733	31,886
Kanbay International, Inc. * (a)	978	14,220
Kelly Services, Inc., Class A	961	26,110
Kendle International, Inc. * (a)	413	15,169
Kenexa Corp. *	696	22,168
Kforce, Inc. *	1,318	20,416
Korn/Ferry International *	1,117	21,882
Labor Ready, Inc. *	1,128	25,549
LECG Corp. * (a)	682	12,597
Manpower, Inc.	2,115	136,629
MasterCard, Inc. *	2,319	111,312
MAXIMUS, Inc.	600	13,890
McGrath Rentcorp (a)	714	19,856
Monster Worldwide, Inc. *	3,015	128,620
Moody's Corp.	7,276	396,251
MPS Group, Inc. *	2,667	40,165
Navigant Consulting Company * (a)	1,330	30,125
NCO Group, Inc. *	900	23,796
NCR Corp. *	4,522	165,686
On Assignment, Inc. *	646	5,937

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Paxar Corp. *	1,192	$24,519
Paychex, Inc.	9,273	361,462
Perot Systems Corp., Class A *	3,028	43,845
PHH Corp. *	1,373	37,812
Pitney Bowes, Inc.	5,277	217,940
Pre-Paid Legal Services, Inc. (a)	432	14,904
QC Holdings, Inc. * (a)	839	11,335
Quest Software, Inc. *	2,617	36,743
R.H. Donnelley Corp. * (a)	1,710	92,460
R.R. Donnelley & Sons Company	5,224	166,907
Resource America, Inc. (a)	643	12,249
Resources Connection, Inc. * (a)	1,254	31,375
Reynolds & Reynolds Company, Class A	1,801	55,237
Robert Half International, Inc.	4,245	178,290
Rollins, Inc.	1,818	35,706
Scansource, Inc. * (a)	700	20,524
SFBC International, Inc. * (a)	516	7,823
Sirva, Inc. * (a)	2,137	13,826
Sonicwall, Inc. * (a)	2,163	19,445
Sotheby's Holdings, Inc., Class A *	1,761	46,226
Source Interlink Companies * (a)	1,376	16,374
SOURCECORP, Inc. * (a)	533	13,213
Spherion Corp. *	1,884	17,182
SRA International, Inc., Class A * (a)	1,368	36,430
StarTek, Inc. (a)	741	11,078
SYNNEX Corp. *	886	16,799
Syntel, Inc. (a)	1,178	24,102
Sypris Solutions, Inc. (a)	830	7,844
TALX Corp.	855	18,699
Teletech Holdings, Inc. * (a)	2,073	26,244
Tetra Tech, Inc. *	1,640	29,094
The BISYS Group, Inc. *	3,193	43,744
The ServiceMaster Company	7,085	73,188
Total Systems Services, Inc. (a)	4,798	92,362
Triple Crown Media, Inc. * (a)	145	1,257
Tyler Technologies, Inc. * (a)	1,527	17,102
Unisys Corp. *	8,817	55,371
URS Corp. *	1,159	48,678
Viad Corp.	693	21,691
Viisage Technology, Inc. * (a)	539	8,171
VistaPrint, Ltd. *	645	17,247
Volt Information Sciences, Inc. *	503	23,440
Waste Industries USA (a)	740	16,783
Watson Wyatt Worldwide, Inc., Class A	841	29,553
West Corp. *	1,698	81,351
Wind River Systems, Inc. *	2,340	20,826
Wireless Facilities, Inc. * (a)	2,348	6,457
Zhone Technologies, Inc. * (a)	4,938	10,074

		9,619,091
Cable and Television - 1.40%
Cablevision Systems New York Group,
Class A *	7,150	153,367

The accompanying notes are an integral part of the financial statements. 121

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable and Television (continued)
Charter Communications, Inc., Class A * (a)	10,722	$12,116
Comcast Corp., Class A *	52,855	1,730,473
DIRECTV Group, Inc. *	32,991	544,352
E.W. Scripps Company, Class A	3,692	159,273
EchoStar Communications Corp., Class A *	8,654	266,630
Gemstar-TV Guide International, Inc. *	11,916	41,944
Knology, Inc. * (a)	1,960	18,228
Lin TV Corp. * (a)	1,401	10,578
LodgeNet Entertainment Corp. *	740	13,801
NTL, Inc.	6,759	168,299
Time Warner Telecom, Inc., Class A * (a)	3,383	50,238
Time Warner, Inc.	106,218	1,837,571
TiVo, Inc. * (a)	2,461	17,596
Viacom, Inc. *	18,711	670,602

		5,695,068
Cellular Communications - 0.97%
American Tower Corp., Class A *	10,241	318,700
Brightpoint, Inc. * (a)	1,416	19,158
Crown Castle International Corp. *	5,680	196,187
Dobson Communications Corp., Class A * (a)	4,169	32,226
Leap Wireless International, Inc. *	1,486	70,511
Motorola, Inc.	61,336	1,235,920
NII Holdings, Inc. *	3,606	203,306
Novatel Wireless, Inc * (a)	943	9,788
QUALCOMM, Inc.	40,485	1,622,234
RF Micro Devices, Inc. * (a)	5,069	30,262
Rural Cellular Corp. *	1,646	18,090
Syniverse Holdings, Inc. *	1,848	27,166
Telephone & Data Systems, Inc. - Special
Shares	700	27,230
Telephone & Data Systems, Inc.	1,734	71,788
UbiquiTel, Inc. * (a)	2,892	29,903
USA Mobility, Inc. * (a)	751	12,467

		3,924,936
Chemicals - 1.29%
A. Schulman, Inc. (a)	828	18,953
Air Products & Chemicals, Inc.	5,318	339,927
Airgas, Inc.	1,920	71,520
Albany Molecular Research, Inc. *	1,011	10,797
Albemarle Corp.	1,167	55,876
American Vanguard Corp. (a)	807	12,487
Arch Chemicals, Inc.	689	24,838
Ashland, Inc.	1,718	114,591
Balchem Corp. (a)	513	11,542
Cabot Corp. (a)	1,594	55,025
Cabot Microelectronics Corp. * (a)	682	20,671
Calgon Carbon Corp. (a)	1,539	9,373
Cambrex Corp. (a)	808	16,831
Celanese Corp., Series A	3,966	80,986
CF Industries Holdings, Inc.	1,290	18,395
Chemtura Corp.	5,693	53,173

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Cytec Industries, Inc.	1,028	$55,162
Dow Chemical Company	23,720	925,792
E.I. Du Pont De Nemours & Company	23,024	957,798
Eastman Chemical Company	1,952	105,408
Ferro Corp.	1,258	20,078
FMC Corp.	937	60,333
Georgia Gulf Corp. (a)	902	22,568
H.B. Fuller Company	746	32,503
Hawkins, Inc. (a)	779	10,910
Hercules, Inc. *	3,062	46,726
Huntsman Corp. *	5,476	94,844
Kronos Worldwide, Inc. (a)	1,332	38,961
Lubrizol Corp.	1,626	64,796
Lyondell Chemical Company	6,133	138,974
MacDermid, Inc. (a)	883	25,430
Material Sciences Corp. *	727	6,565
Minerals Technologies, Inc. (a)	487	25,324
Newmarket Corp.	658	32,281
Nl Industries, Inc. (a)	1,471	15,813
Olin Corp.	1,903	34,121
OM Group, Inc. * (a)	826	25,482
Polyone Corp. *	2,739	24,048
PPG Industries, Inc.	4,120	271,920
Praxair, Inc.	7,914	427,356
Quaker Chemical Corp.	634	11,856
Rockwood Holdings, Inc. *	1,629	37,483
Rohm & Haas Company	5,352	268,242
Sensient Technologies Corp.	1,315	27,497
Sigma-Aldrich Corp. (a)	1,534	111,430
Stepan Company (a)	515	16,264
Terra Industries, Inc. * (a)	2,613	16,645
Terra Nitrogen Company, LP (a)	615	13,315
The Scotts Company, Class A	1,628	68,897
Tronox, Inc.	568	7,481
UAP Holding Corp.	1,423	31,036
Valhi, Inc. (a)	3,024	74,239
Valspar Corp.	2,533	66,897
W. R. Grace & Company * (a)	1,975	23,107
Westlake Chemical Corp. (a)	1,679	50,034
Zoltek Companies, Inc. * (a)	740	22,119

		5,224,720
Coal - 0.22%
Arch Coal, Inc.	3,040	128,805
CONSOL Energy, Inc. (a)	4,528	211,548
Foundation Coal Holdings, Inc.	1,184	55,565
International Coal Group, Inc. * (a)	4,447	31,974
James River Coal Company * (a)	464	12,291
Massey Energy Company (a)	1,905	68,580
Peabody Energy Corp.	6,436	358,807
Penn Virginia Resource Partners LP * (a)	750	20,160

		887,730

The accompanying notes are an integral part of the financial statements. 122

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Colleges & Universities - 0.11%
Apollo Group, Inc., Class A *	4,541	$234,633
Career Education Corp. *	2,413	72,125
Corinthian Colleges, Inc. * (a)	2,491	35,771
DeVry, Inc. *	1,826	40,117
ITT Educational Services, Inc. *	1,123	73,905

		456,551
Commercial Services - 0.13%
CB Richard Ellis Group, Inc. *	5,496	136,850
CBIZ, Inc. * (a)	2,782	20,615
Cenveo, Inc. * (a)	1,533	27,517
Chemed Corp. (a)	696	37,953
Color Kinetics, Inc. * (a)	715	13,521
First Advantage Corp., Class A * (a)	1,302	30,285
Live Nation, Inc. *	1,649	33,574
Morningstar, Inc. * (a)	964	39,987
Pool Corp. (a)	1,364	59,511
Providence Service Corp. * (a)	341	9,285
Shaw Group, Inc. * (a)	1,954	54,321
TNS, Inc. *	676	13,987
Vertrue, Inc. * (a)	337	14,501
Wright Express Corp. * (a)	1,095	31,470

		523,377
Computers & Business Equipment - 3.72%
3Com Corp. *	10,715	54,861
3D Systems Corp. * (a)	502	10,085
ADE Corp. * (a)	485	15,758
Advanced Digital Information Corp. *	1,902	22,387
Agilysys, Inc.	891	16,038
Apple Computer, Inc. *	20,532	1,172,788
Applied Films Corp. *	494	14,074
Avanex Corp. * (a)	12,571	22,125
Avocent Corp. *	1,299	34,099
Benchmark Electronics, Inc. * (a)	1,630	39,316
Blue Coat Systems, Inc. * (a)	339	5,715
Brocade Communications Systems, Inc. *	7,248	44,503
CACI International, Inc., Class A * (a)	753	43,922
CDW Corp.	1,920	104,928
Cisco Systems, Inc. *	151,344	2,955,748
Cogent, Inc. * (a)	2,302	34,691
Cognizant Technology Solutions Corp.,
Class A *	3,428	230,944
Dell, Inc. *	56,724	1,384,633
Diebold, Inc.	1,751	71,126
Digi International, Inc. *	976	12,229
Dot Hill Systems Corp. * (a)	1,830	6,259
Echelon Corp. * (a)	1,745	13,070
Electronics for Imaging, Inc. *	1,383	28,877
EMC Corp. *	58,863	645,727
Extreme Networks, Inc. *	3,669	15,263
Falconstor Software, Inc. * (a)	1,768	12,323
FileNET Corp. *	1,109	29,865

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Foundry Networks, Inc. *	3,619	$38,578
Gateway, Inc. * (a)	10,296	19,562
Gigabeam Corp. *	1,941	17,760
GTECH Holdings Corp.	2,995	104,166
Henry, Jack & Associates, Inc.	2,315	45,513
Hewlett-Packard Company	69,003	2,186,015
Hypercom Corp. *	1,825	17,064
IHS, Inc., Class A *	979	29,008
Ingram Micro, Inc., Class A *	3,912	70,925
InPhonic, Inc. * (a)	1,036	6,527
Intergraph Corp. *	679	21,382
Intermec, Inc. * (a)	1,549	35,534
International Business Machines Corp.	38,214	2,935,599
Ixia * (a)	1,816	16,344
Komag, Inc. * (a)	769	35,512
Kronos, Inc. *	824	29,837
Lexmark International, Inc. *	2,938	164,029
Merge Technologies, Inc. * (a)	704	8,666
Micros Systems, Inc. *	967	42,239
Mobility Electronics, Inc. * (a)	1,121	8,138
MTS Systems Corp.	568	22,442
National Instruments Corp.	1,992	54,581
Network Appliance, Inc. *	9,056	319,677
Optical Communication Products, Inc. * (a)	3,777	7,592
Palm, Inc. * (a)	2,578	41,506
Parametric Technology Corp. *	2,768	35,181
Pegasus Wireless Corp. * (a)	3,332	29,788
Plexus Corp. * (a)	1,239	42,386
Quantum Corp. * (a)	5,860	15,353
Rackable Systems, Inc. *	537	21,206
Radiant Systems, Inc. *	1,012	10,697
RadiSys Corp. * (a)	700	15,372
Rimage Corp. * (a)	443	9,046
Sandisk Corp. *	4,543	231,602
Seagate Technology * (a)	14,350	324,876
SI International, Inc. * (a)	375	11,497
Silicon Storage Technology, Inc. * (a)	3,345	13,581
Sonic Solutions * (a)	749	12,358
Standard Microsystems Corp. *	613	13,382
Stratasys, Inc. * (a)	354	10,429
Sun Microsystems, Inc. *	84,417	350,331
Sybase, Inc. * (a)	2,247	43,592
Sykes Enterprises, Inc. *	1,240	20,038
Synaptics, Inc. * (a)	715	15,301
Tech Data Corp. *	1,417	54,285
Transmeta Corp. * (a)	12,781	20,705
Trident Microsystems, Inc. * (a)	1,469	27,882
Western Digital Corp. *	5,416	107,291
Witness Systems, Inc. * (a)	764	15,410
Xerox Corp. *	23,448	326,162

		15,097,301

The accompanying notes are an integral part of the financial statements. 123

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Mining Equipment - 0.15%
A.S.V., Inc. * (a)	820	$18,893
Astec Industries, Inc. * (a)	594	20,267
Buckeye Partners LP * (a)	925	38,933
Bucyrus International, Inc., Class A	831	41,966
Carbo Ceramics, Inc. (a)	636	31,247
Gulf Islands Fabrication, Inc. (a)	574	11,503
Kaman Corp., Class A	795	14,469
Layne Christensen Company * (a)	570	16,160
Matrix Service Company * (a)	3,698	42,305
National Oilwell, Inc. *	4,264	269,996
Rowan Companies, Inc.	2,681	95,417
Washington Group International, Inc. *	522	27,843

		628,999
Construction Materials - 0.28%
Ameron International Corp.	317	21,245
Applied Industrial Technologies, Inc.	1,163	28,260
Clarcor, Inc. (a)	1,075	32,024
Columbus McKinnon Corp. *	458	9,957
Comfort Systems USA, Inc.	1,453	20,763
Florida Rock Industries, Inc. (a)	1,617	80,316
Forest City Enterprises, Inc.	2,489	124,226
Granite Construction, Inc.	1,082	48,982
JLG Industries, Inc.	2,536	57,060
Louisiana-Pacific Corp.	2,550	55,845
Martin Marietta Materials, Inc.	1,131	103,091
Regal-Beloit Corp. (a)	637	28,124
Sherwin-Williams Company	3,231	153,408
Simpson Manufacturing, Inc. (a)	1,208	43,549
Standex International Corp.	445	13,506
Universal Forest Products, Inc.	456	28,605
USG Corp. * (a)	1,113	81,171
Vulcan Materials Company	2,458	191,724

		1,121,856
Containers & Glass - 0.20%
Ball Corp.	2,584	95,711
Bemis Company, Inc.	2,304	70,548
Graphic Packaging Corp. *	5,919	22,433
Greif, Inc., Class A	591	44,301
Interpool, Inc. (a)	803	17,843
Jarden Corp. * (a)	1,301	39,615
Longview Fibre Company	1,434	27,375
Mobile Mini, Inc. *	812	23,759
Owens-Illinois, Inc. *	3,795	63,604
Packaging Corp. of America	2,551	56,173
Pactiv Corp. *	3,522	87,170
Sealed Air Corp.	2,084	108,535
Silgan Holdings, Inc.	978	36,196
Smurfit-Stone Container Corp. * (a)	6,475	70,837
Sonoco Products Company	2,169	68,649

		832,749

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 1.67%
Alberto Culver Company, Class B	2,137	$104,115
Avon Products, Inc.	11,285	349,835
Chattem, Inc. * (a)	544	16,521
Colgate-Palmolive Company	12,598	754,620
Elizabeth Arden, Inc. *	876	15,663
Estee Lauder Companies, Inc., Class A	3,289	127,186
Helen of Troy, Ltd. * (a)	768	14,131
Intermediate Parfums, Inc. (a)	669	11,520
International Flavors & Fragrances, Inc. (a)	2,201	77,563
Kimberly-Clark Corp.	11,331	699,123
Nature's Sunshine Products, Inc.	612	5,710
Nu Skin Enterprises, Inc., Class A (a)	1,845	27,398
Playtex Products, Inc. * (a)	1,767	18,430
Procter & Gamble Company	81,157	4,512,329
Revlon, Inc., Class A * (a)	10,661	13,433
Steiner Leisure, Ltd. *	496	19,607

		6,767,184
Crude Petroleum & Natural Gas - 1.48%
Abraxas Petroleum Corp. * (a)	6,977	30,141
Apache Corp.	7,987	545,113
Arena Resources, Inc. * (a)	298	10,218
Bill Barrett Corp. * (a)	1,230	36,420
Bois d'Arc Energy, Inc. * (a)	1,521	25,051
Cabot Oil & Gas Corp., Class A	1,238	60,662
Cascade Natural Gas Corp. (a)	738	15,564
Chesapeake Energy Corp. (a)	7,973	241,183
Cimarex Energy Company (a)	1,953	83,979
CNX Gas Corp. * (a)	2,590	77,700
Devon Energy Corp.	11,593	700,333
Edge Petroleum Corp. * (a)	623	12,448
Endeavour International Corp. * (a)	2,503	5,982
EOG Resources, Inc.	5,945	412,226
EXCO Resources, Inc. *	3,301	37,631
FX Energy, Inc. * (a)	1,190	5,498
Galaxy Energy Corp. *	24,592	15,247
Gasco Energy, Inc. * (a)	10,300	45,835
Genesis Energy (a)	1,472	20,579
GMX Resources, Inc. * (a)	232	7,174
Goodrich Petroleum Corp. * (a)	708	20,100
Harvest Natural Resources, Inc. * (a)	1,126	15,246
Helmerich & Payne, Inc.	1,248	75,205
Hydril *	616	48,368
Marathon Oil Corp.	9,014	750,866
Newfield Exploration Company *	3,102	151,812
Occidental Petroleum Corp.	10,378	1,064,264
Parallel Petroleum Corp. * (a)	1,116	27,576
Patterson-UTI Energy, Inc.	4,293	121,535
Penn Virginia Corp.	507	35,429
Petroquest Energy, Inc. * (a)	1,652	20,287
Pioneer Natural Resources Company (a)	3,542	164,384
Plains Exploration & Production Company *	1,967	79,742

The accompanying notes are an integral part of the financial statements. 124

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Pogo Producing Company (a)	1,404	$64,724
Quest Resource Corp. * (a)	1,398	18,943
Quicksilver Resources, Inc. * (a)	1,910	70,307
SulphCo, Inc. * (a)	1,527	10,933
Sunoco, Inc.	3,367	233,300
Swift Energy Company *	739	31,725
TEPPCO Partners LP (a)	1,712	60,348
Toreador Resources Corp. * (a)	465	13,081
Transmeridian Exploration, Inc. * (a)	2,180	12,426
Unit Corp. *	1,144	65,082
W&T Offshore, Inc. (a)	1,682	65,413
Western Refining, Inc.	1,370	29,565
XTO Energy, Inc.	8,548	378,420

		6,018,065
Domestic Oil - 0.47%
Atlas America, Inc. * (a)	628	28,141
Berry Petroleum Company, Class A (a)	1,222	40,509
BP Prudhoe Bay Royalty Trust (a)	480	38,352
Brigham Exploration Company * (a)	1,459	11,541
Carrizo Oil & Gas, Inc. * (a)	708	22,167
Comstock Resources, Inc. *	1,109	33,115
Delta Petroleum Corp. * (a)	1,271	21,772
Denbury Resources, Inc. *	2,792	88,423
Dorchester Minerals LP *	812	20,389
Encore Aquisition Company * (a)	1,315	35,281
Energy Partners, Ltd. * (a)	918	17,396
EnergySouth, Inc. (a)	561	17,520
Enterprise Products Partners LP (a)	9,895	246,386
Exploration Company * (a)	2,060	21,960
Forest Oil Corp. *	1,531	50,768
Frontier Oil Corp. (a)	2,790	90,396
Giant Industries, Inc. *	393	26,154
Helix Energy Solutions Group, Inc. * (a)	1,946	78,541
Holly Corp.	1,654	79,723
Houston Exploration Company * (a)	707	43,261
KCS Energy, Inc. * (a)	1,298	38,551
Mariner Energy, Inc. *	1,239	22,760
McMoran Exploration Company * (a)	808	14,221
Meridian Resource Corp. *	2,912	10,192
Murphy Oil Corp.	4,552	254,275
Noble Energy, Inc.	3,714	174,038
Oil States International, Inc. *	1,281	43,913
Omni Energy Services Corp. * (a)	2,180	25,615
Range Resources Corp.	3,097	84,207
Remington Oil Gas Corp. *	716	31,483
St. Mary Land & Exploration Company (a)	1,481	59,610
Stone Energy Corp. *	684	31,840
Sunoco Logistics Partners LP * (a)	671	27,410
Syntroleum Corp. * (a)	1,526	9,263
Warren Resources, Inc. * (a)	1,268	18,208
Whiting Petroleum Corp. *	793	33,203

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil (continued)
Williams Clayton Energy, Inc. * (a)	424	$14,645

		1,905,229
Drugs & Health Care - 0.65%
Abiomed, Inc. * (a)	930	12,062
Alliance Imaging, Inc. *	1,477	9,453
AlLPHARMA, Inc., Class A	1,421	34,161
Antigenics, Inc. * (a)	1,843	3,907
Ariad Pharmaceuticals, Inc. * (a)	1,883	8,492
Arrow International, Inc. (a)	1,207	39,674
Bioenvision, Inc. * (a)	1,347	7,180
Biomarin Pharmaceutical, Inc. *	2,243	32,232
Candela Corp. *	992	15,733
Cell Genesys, Inc. * (a)	1,799	9,031
CNS, Inc. (a)	522	12,789
Conmed Corp. * (a)	870	18,009
Conor Medsystems, Inc. * (a)	1,056	29,135
CV Therapeutics, Inc. * (a)	1,116	15,591
Datascope Corp.	482	14,865
Dendreon Corp. * (a)	2,079	10,062
Depome, Inc. * (a)	1,720	10,096
Diversa Corp. * (a)	2,014	19,455
DOV Pharmaceutical, Inc. * (a)	763	1,618
Durect Corp. * (a)	1,721	6,660
Emisphere Technologies, Inc. * (a)	1,991	16,983
Enzo Biochem, Inc. * (a)	1,022	15,412
Enzon Pharmaceuticals, Inc. * (a)	1,473	11,106
Gentiva Health Services, Inc. *	727	11,654
Healthextras, Inc. *	1,065	32,184
Hillenbrand Industries, Inc. (a)	1,392	67,512
I-Flow Corp. * (a)	803	8,688
Illumina, Inc. *	1,196	35,473
ImClone Systems, Inc. * (a)	2,109	81,492
Immucor Corp. *	1,817	34,931
Immunogen, Inc. * (a)	1,666	5,215
Invacare Corp. (a)	805	20,028
Kos Pharmaceuticals, Inc. * (a)	1,040	39,125
K-V Pharmaceutical Company, Class A * (a)	1,419	26,479
Landauer, Inc. (a)	275	13,172
Luminex Corp. * (a)	1,245	21,651
Mannatech, Inc. (a)	860	10,845
Matria Healthcare, Inc. * (a)	525	11,245
Maxygen, Inc. * (a)	1,485	11,108
Medical Action, Inc. *	548	12,105
Mentor Corp. (a)	1,098	47,763
Meridian Bioscience, Inc.	834	20,808
Molina Healthcare, Inc. * (a)	762	28,994
NeoPharm, Inc. * (a)	951	5,069
Neurogen Corp. * (a)	1,590	8,141
New River Pharmaceuticals, Inc. * (a)	1,044	29,754
Northfield Laboratories, Inc. * (a)	894	8,842
Option Care, Inc. (a)	947	11,345

The accompanying notes are an integral part of the financial statements. 125

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
OraSure Technologies, Inc. * (a)	1,438	$13,690
Pain Therapeutics, Inc. * (a)	1,768	14,763
Parexel International Corp. *	772	22,272
Perrigo Company (a)	2,671	43,003
Quidel Corp. *	1,121	10,650
Res-Care, Inc. *	840	16,800
Vital Signs, Inc.	384	19,020
West Pharmaceutical Services, Inc.	854	30,983
Wyeth	32,849	1,458,824
Xenoport, Inc. * (a)	765	13,854
Zymogenetics, Inc. *	1,766	33,501

		2,634,689
Educational Services - 0.05%
eCollege.com * (a)	789	16,679
Educate, Inc. * (a)	1,309	10,027
INVESTools, Inc. *	1,453	11,537
Laureate Education, Inc. *	1,212	51,668
Leapfrog Enterprises, Inc., Class A * (a)	1,793	18,109
Learning Tree International, Inc. * (a)	895	7,849
Lincoln Educational Services Corp. * (a)	721	12,322
Princeton Review, Inc. * (a)	1,716	9,129
Renaissance Learning, Inc. (a)	946	12,818
Strayer Education, Inc. (a)	381	37,003
Universal Technical Institute, Inc. * (a)	795	17,506

		204,647
Electrical Equipment - 0.61%
A.O. Smith Corp. (a)	801	37,134
Aaon, Inc.	591	15,165
American Power Conversion Corp.	4,814	93,825
American Science & Engineering, Inc. * (a)	252	14,596
AMETEK, Inc.	1,650	78,177
Anaren, Inc. *	842	17,253
Anixter International, Inc. *	942	44,707
Audiovox Corp., Class A * (a)	849	11,597
Baldor Electric Company (a)	955	29,882
Capstone Turbine Corp. * (a)	2,882	6,571
Cohu, Inc.	665	11,671
Cooper Industries, Ltd., Class A	3,470	322,432
DTS, Inc. * (a)	607	11,824
Emerson Electric Company	10,000	838,100
Encore Wire Corp. * (a)	753	27,063
Excel Technology, Inc. *	468	14,003
FLIR Systems, Inc. *	1,767	38,980
General Cable Corp. * (a)	1,230	43,050
Genlyte Group, Inc. *	699	50,629
Greatbatch, Inc. * (a)	694	16,378
Hubbell, Inc., Class B	1,425	67,901
Lamson & Sessions Company * (a)	308	8,735
Littelfuse, Inc. *	699	24,032
Methode Electronics, Inc., Class A (a)	1,162	12,213
Metrologic Instruments, Inc. * (a)	771	11,573

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Molex, Inc. (a)	4,539 $	152,374
Plug Power, Inc. * (a)	2,569	11,997
Powell Industries, Inc. * (a)	513	12,276
Power-One, Inc. * (a)	2,772	18,295
Preformed Line Products Company (a)	270	10,233
Sirf Technology Holdings, Inc. * (a)	1,226	39,502
Symbol Technologies, Inc.	6,175	66,628
Tektronix, Inc.	2,165	63,694
Universal Electronics, Inc. * (a)	677	11,990
Varian, Inc. *	859	35,657
Vicor Corp. (a)	1,292	21,408
W.H. Brady Company, Class A (a)	1,272	46,861
Watsco, Inc. (a)	617	36,909
Wesco International, Inc. *	1,191	82,179

		2,457,494
Electrical Utilities - 2.08%
Allegheny Energy, Inc. *	4,022	149,096
Allete, Inc.	815	38,590
Alliant Corp.	2,815	96,555
Ameren Corp. (a)	4,675	236,088
American Electric Power Company, Inc.	9,362	320,649
Avista Corp. (a)	1,458	33,286
Black Hills Corp. (a)	882	30,279
CenterPoint Energy, Inc. (a)	7,660	95,750
Central Vermont Public Service Corp. (a)	732	13,527
CH Energy Group, Inc. (a)	423	20,304
Cleco Corp.	1,458	33,898
CMS Energy Corp. *	5,494	71,092
Connecticut Water Service, Inc. (a)	607	14,216
Consolidated Edison, Inc. (a)	5,773	256,552
Constellation Energy Group, Inc.	4,392	239,452
Dominion Resources, Inc.	8,356	624,945
DPL, Inc.	3,174	85,063
DTE Energy Company	4,046	164,834
Duquesne Light Holdings, Inc. (a)	2,209	36,316
Edison International	8,040	313,560
El Paso Electric Company *	1,338	26,974
Empire District Electric Company	782	16,070
Entergy Corp.	5,008	354,316
Exelon Corp.	16,496	937,468
FirstEnergy Corp.	8,021	434,818
Florida Public Utilities Company	757	9,531
FPL Group, Inc.	9,653	399,441
Great Plains Energy, Inc.	1,901	52,962
Green Mountain Power Corp.	415	14,106
Hawaiian Electric Industries, Inc. (a)	1,938	54,090
IDACORP, Inc. (a)	1,116	38,268
ITC Holdings Corp. (a)	690	18,340
MGE Energy, Inc. (a)	591	18,410
Mirant Corp. *	5,974	160,103
Northeast Utilities	3,421	70,712

The accompanying notes are an integral part of the financial statements. 126

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
NorthWestern Corp. (a)	725	$24,904
NSTAR	2,561	73,245
OGE Energy Corp.	2,318	81,200
Otter Tail Corp. (a)	635	17,355
Pepco Holdings, Inc.	4,640	109,411
PG&E Corp.	9,111	357,880
Pike Electric Corp. *	804	15,485
Pinnacle West Capital Corp.	2,287	91,274
PNM Resources, Inc.	1,663	41,508
PPL Corp.	9,351	302,037
Public Service Enterprise Group, Inc.	5,832	385,612
Puget Energy, Inc.	2,577	55,354
Quanta Services, Inc. * (a)	3,118	54,035
Reliant Energy, Inc. * (a)	7,685	92,066
Sierra Pacific Resources * (a)	3,196	44,744
TECO Energy, Inc.	5,139	76,777
The AES Corp. *	16,182	298,558
The Southern Company (a)	18,109	580,393
UIL Holding Corp.	379	21,334
Unisource Energy Corp. (a)	934	29,094
Unitil Corp. (a)	538	12,944
Westar Energy, Inc.	2,349	49,446
Wisconsin Energy Corp.	2,711	109,253
WPS Resources Corp.	922	45,731

		8,449,301
Electronics - 0.77%
Adaptec, Inc. *	3,587	15,568
Agere Systems, Inc. * (a)	4,734	69,590
Agilent Technologies, Inc. *	10,065	317,651
Amphenol Corp., Class A	2,129	119,139
Anadigics, Inc. * (a)	2,725	18,312
Analogic Corp.	383	17,852
Ansoft Corp. *	844	17,285
Arrow Electronics, Inc. *	2,693	86,715
Avnet, Inc. *	3,424	68,548
AVX Corp. (a)	4,492	70,929
Bel Fuse, Inc., Class B (a)	429	14,076
Belden CDT, Inc.	1,323	43,725
Bookham, Inc *	4,910	16,498
Checkpoint Systems, Inc. *	1,006	22,343
CTS Corp. (a)	1,207	17,972
Cubic Corp. (a)	854	16,747
Daktronics, Inc. (a)	1,220	35,221
Dolby Laboratories, Inc. *	2,801	65,263
DRS Technologies, Inc. (a)	964	46,995
Electro Scientific Industries, Inc. * (a)	818	14,716
Enersys * (a)	1,390	29,051
FEI Company * (a)	999	22,657
Franklin Electric, Inc. (a)	650	33,566
Garmin, Ltd.	2,654	279,838
Harman International Industries, Inc.	1,625	138,726

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Hutchinson Technology, Inc. * (a)	742	$16,049
Identix, Inc. * (a)	2,875	20,096
II-VI, Inc. *	896	16,397
Imation Corp.	824	33,825
Integrated Silicon Solution, Inc. * (a)	1,390	7,659
Itron, Inc. * (a)	598	35,438
Jabil Circuit, Inc.	4,984	127,590
Keithley Instruments, Inc. (a)	772	9,828
Kemet Corp. * (a)	2,834	26,130
L-3 Communications Holdings, Inc.	2,885	217,587
LoJack Corp. * (a)	589	11,109
Measurement Specialties, Inc. * (a)	461	10,266
Medis Technologies, Ltd. * (a)	909	18,435
Mentor Graphics Corp. *	2,276	29,543
Mercury Computer Systems, Inc. * (a)	614	9,449
Multi-Fineline Electronix, Inc. * (a)	663	22,005
OSI Systems, Inc. * (a)	637	11,320
Park Electrochemical Corp. (a)	615	15,836
Photon Dynamics, Inc. *	571	7,149
Portalplayer, Inc. * (a)	664	6,514
Rogers Corp. * (a)	504	28,395
Sanmina-SCI Corp. *	13,608	62,597
Solectron Corp. *	24,787	84,772
Supertex, Inc. * (a)	369	14,738
Sycamore Networks, Inc. *	7,941	32,240
Synopsys, Inc. *	3,672	68,923
Taser International, Inc. * (a)	1,866	14,760
Technitrol, Inc.	1,290	29,864
Teleflex, Inc.	965	52,129
Thermo Electron Corp. *	3,880	140,611
Thomas & Betts Corp. *	1,506	77,258
Trimble Navigation, Ltd. *	1,392	62,139
TTM Technologies, Inc. *	1,441	20,851
Universal Display Corp. * (a)	1,117	14,867
Vishay Intertechnology, Inc. *	4,599	72,342
Woodhead Industries, Inc.	732	14,010
X-Rite, Inc.	956	10,506
Zebra Technologies Corp., Class A *	1,763	60,224
Zoran Corp. *	1,244	30,279

		3,142,713
Energy - 0.83%
Alon USA Energy, Inc.	1,141	35,907
Covanta Holding Corp. * (a)	3,717	65,605
Duke Energy Corp.	30,277	889,235
Energen Corp.	1,776	68,216
Energy East Corp.	3,541	84,736
Evergreen Solar, Inc. * (a)	1,785	23,169
Fuelcell Energy, Inc. * (a)	1,584	15,175
Hanover Compressor Company * (a)	2,532	47,551
Headwaters, Inc. * (a)	1,073	27,426
KFx, Inc. * (a)	1,856	28,360

The accompanying notes are an integral part of the financial statements. 127

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
MDU Resources Group, Inc.	2,881	$105,473
New Jersey Resources Corp. (a)	616	28,816
NRG Energy, Inc. * (a)	2,950	142,131
Ormat Technologies, Inc. (a)	953	36,357
Pacific Ethanol, Inc. * (a)	1,002	23,166
Pioneer Drilling Company *	1,275	19,686
Progress Energy, Inc.	6,022	258,163
Rosetta Resources, Inc. * (a)	1,145	19,030
SCANA Corp.	2,570	99,151
Sempra Energy	5,791	263,375
Southwestern Energy Company *	3,886	121,088
SunPower Corp., Class A. * (a)	1,526	42,759
TXU Corp.	11,797	705,343
U.S. Energy Systems, Inc. *	5,631	24,326
Xcel Energy, Inc. (a)	10,021	192,203

		3,366,447
Financial Services - 6.88%
A.G. Edwards, Inc.	1,848	102,231
Accredited Home Lenders Holding Company * (a)	564	26,965
Ace Cash Express, Inc. *	486	14,225
Advance America Cash Advance Centers,
Inc. (a)	2,342	41,079
Advanta Corp., Class A	895	29,347
Affiliated Managers Group, Inc. * (a)	775	67,340
AllianceBernstein Holding LP * (a)	2,002	122,402
Americredit Corp. *	3,499	97,692
Ameriprise Financial, Inc.	6,144	274,452
Asset Acceptance Capital Corp. *	1,057	20,929
Asta Funding, Inc. (a)	416	15,579
Bankrate, Inc. * (a)	447	16,879
Bear Stearns Companies, Inc.	2,698	377,936
Blackrock, Inc., Class A (a)	1,347	187,462
Calamos Asset Management, Inc. (a)	685	19,858
Capital One Financial Corp.	7,000	598,150
Capitalsource, Inc. (a)	3,663	85,934
Charles Schwab Corp.	32,142	513,629
CharterMac (a)	1,503	28,121
Cheviot Financial Corp. (a)	1,090	12,818
Chicago Merchantile Exchange Holdings, Inc.	847	416,004
CIT Group, Inc.	5,223	273,111
Citigroup, Inc.	122,252	5,897,437
City Holding Company	455	16,444
Cohen & Steers, Inc. (a)	1,061	25,040
Commercial Capital Bancorp, Inc. (a)	1,583	24,932
Countrywide Financial Corp.	14,643	557,605
Cross Timbers Royalty Trust (a)	315	14,172
Delphi Financial Group, Inc.	1,259	45,759
E*TRADE Financial Corp. *	9,216	210,309
Eaton Vance Corp.	3,310	82,618
Encore Capital Group, Inc. * (a)	707	8,675
EuroBancshares, Inc. * (a)	747	7,224
Federal Home Loan Mortgage Corp.	16,952	966,434

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Federal National Mortgage Association	23,795	$1,144,540
Federated Investors, Inc., Class B	2,639	83,129
Fidelity National Information Services, Inc.	2,592	91,757
Fidelity National Title Group, Inc., Class A (a)	3,674	72,268
Financial Federal Corp. (a)	678	18,855
Fiserv, Inc. *	4,677	212,149
Franklin Resources, Inc.	6,243	541,955
Fremont General Corp. (a)	1,997	37,064
Friedman, Billings, Ramsey Group, Inc. (a)	3,899	42,772
Fulton Financial Corp. (a)	4,311	68,636
GFI Group, Inc. * (a)	729	39,330
Goldman Sachs Group, Inc.	10,736	1,615,016
Great Lakes Bancorp Inc * (a)	830	14,508
Harbor Florida Bancshares, Inc. (a)	471	17,493
Heartland Payment Systems, Inc. * (a)	876	24,423
Hugoton Royalty Trust, SBI (a)	1,533	45,530
IndyMac Bancorp, Inc. (a)	1,474	67,583
Interactive Data Corp. *	2,433	48,879
Intercontinental Exchange, Inc. * (a)	1,375	79,668
International Securities Exchange, Inc. (a)	1,047	39,859
Investment Technology Group, Inc. *	1,119	56,912
Investors Real Estate Trust, SBI (a)	1,634	14,755
Janus Capital Group, Inc.	5,696	101,958
Jefferies Group, Inc.	2,936	86,994
JPMorgan Chase & Company	86,613	3,637,746
Kearny Financial Corp. (a)	1,743	25,796
Knight Capital Group, Inc. * (a)	3,074	46,817
LaBranche & Company, Inc. * (a)	1,966	23,808
Legg Mason, Inc.	2,716	270,296
Lehman Brothers Holdings, Inc.	13,592	885,519
Leucadia National Corp. (a)	4,238	123,707
MarketAxess Holdings, Inc. * (a)	915	10,074
Mellon Financial Corp.	9,982	343,680
Merrill Lynch & Company, Inc.	22,527	1,566,978
Moneygram International, Inc.	2,216	75,233
Morgan Stanley	26,743	1,690,425
Nasdaq Stock Market, Inc. * (a)	2,771	82,853
National Financial Partners Corp. (a)	949	42,050
National Health Realty, Inc., REIT (a)	791	14,989
NBT Bancorp, Inc. (a)	870	20,210
Nelnet, Inc., Class A * (a)	1,406	57,013
Nuveen Investments, Class A (a)	1,822	78,437
NYSE Group, Inc. * (a)	3,390	232,147
Ocwen Financial Corp. * (a)	2,238	28,445
optionsXpress Holdings, Inc. (a)	1,712	39,907
Piper Jaffray Companies, Inc. * (a)	629	38,501
PNC Financial Services Group, Inc.	6,957	488,173
Portfolio Recovery Associates, Inc. * (a)	444	20,291
Raymond James Financial, Inc.	2,799	84,726
Sanders Morris Harris Group, Inc. (a)	702	10,607
SEI Investment Company	2,493	121,858
SLM Corp.	10,242	542,007

The accompanying notes are an integral part of the financial statements. 128

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
State Street Corp. (c)	7,949	$461,757
Stifel Financial Corp. * (a)	437	15,430
Student Loan Corp.	492	99,384
SWS Group, Inc. (a)	721	17,391
Synovus Financial Corp.	7,144	191,316
T. Rowe Price Group, Inc.	6,348	240,018
TD Ameritrade Holding Corp. *	13,217	195,744
The First Marblehead Corp. (a)	1,700	96,798
UMB Financial Corp.	996	33,207
United Community Financial Corp.	1,175	14,100
United Panam Financial Corp. *	491	14,926
Waddell & Reed Financial, Inc., Class A	2,242	46,096
Wesco Financial Corp.	157	59,817
World Acceptance Corp. *	547	19,429
WSFS Financial Corp.	201	12,351

		27,884,882
Food & Beverages - 3.09%
ARAMARK Corp., Class B	4,357	144,260
Bob Evans Farms, Inc.	1,095	32,861
Buffalo Wild Wings, Inc. * (a)	376	14,405
Campbell Soup Company	10,031	372,250
Chiquita Brands International, Inc. (a)	1,165	16,054
Coca-Cola Bottling Company (a)	298	15,130
Coca-Cola Enterprises, Inc.	11,474	233,725
ConAgra Foods, Inc.	12,754	281,991
Constellation Brands, Inc., Class A *	5,252	131,300
Corn Products International, Inc. (a)	1,896	58,018
Cosi, Inc. *	1,153	7,183
Dean Foods Company *	3,645	135,558
Del Monte Foods Company (a)	5,086	57,116
Denny's Corp. * (a)	2,667	9,841
Domino's Pizza, Inc. (a)	1,660	41,068
Farmer Brothers Company (a)	578	12,531
Fisher Communications, Inc. * (a)	258	10,870
Flowers Foods, Inc.	1,624	46,511
General Mills, Inc.	8,643	446,497
Gold Kist, Inc. * (a)	1,435	19,186
H.J. Heinz Company	8,378	345,341
Hain Celestial Group, Inc. *	1,053	27,125
Hansen Natural Corp. * (a)	579	110,224
Hershey Foods Corp.	6,007	330,806
Hormel Foods Corp.	3,352	124,493
J & J Snack Foods Corp.	546	18,056
Kellogg Company	9,808	475,002
Kraft Foods, Inc., Class A (a)	41,844	1,292,980
Lance, Inc.	948	21,823
M & F Worldwide Corp. * (a)	863	13,894
McCormick & Company, Inc.	3,265	109,541
National Beverage Corp. * (a)	1,469	21,080
Nuco2, Inc. * (a)	480	11,539
Peets Coffee & Tea, Inc. * (a)	450	13,586

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Beverages (continued)
Pepsi Bottling Group, Inc.	5,801	$186,502
PepsiAmericas, Inc.	3,340	73,847
PepsiCo, Inc.	40,812	2,450,353
Performance Food Group Company * (a)	1,050	31,899
Pilgrim's Pride Corp.	1,663	42,905
Premium Standard Farms, Inc.	861	13,974
Ralcorp Holdings, Inc. *	786	33,429
Ruth's Chris Steak House, Inc. * (a)	622	12,701
Sanderson Farms, Inc. (a)	587	16,430
Sara Lee Corp.	19,297	309,138
Seabord Corp. (a)	32	40,960
Smithfield Foods, Inc. *	2,709	78,101
Starbucks Corp. *	18,965	716,118
Sysco Corp.	15,268	466,590
The Coca-Cola Company	58,765	2,528,070
The J.M. Smucker Company	1,427	63,787
The Steak & Shake Company * (a)	873	13,217
Tootsie Roll Industries, Inc. (a)	1,485	43,266
TreeHouse Foods, Inc. *	638	15,242
Tyson Foods, Inc., Class A	8,690	129,133
USANA Health Sciences, Inc. * (a)	525	19,898
William Wrigley Jr. Company	5,406	245,216

		12,532,621
Forest Products - 0.11%
Caraustar Industries, Inc. *	1,066	9,594
Deltic Timber Corp. (a)	400	22,548
Rayonier, Inc.	1,668	63,234
Weyerhaeuser Company	5,742	357,439

		452,815
Funeral Services - 0.03%
Alderwoods Group, Inc. *	1,302	25,337
Service Corp. International	8,141	66,267
Stewart Enterprises, Inc., Class A (a)	3,105	17,854

		109,458
Furniture & Fixtures - 0.07%
American Woodmark Corp. (a)	495	17,345
Ethan Allen Interiors, Inc. (a)	857	31,323
Furniture Brands International, Inc. (a)	1,404	29,259
Kimball International, Inc., Class B	1,456	28,698
La-Z-Boy, Inc. (a)	1,567	21,938
Leggett & Platt, Inc.	4,643	115,982
Sealy Corp. *	1,591	21,113
Stanley Furniture Company, Inc. (a)	522	12,512

		278,170
Gas & Pipeline Utilities - 0.88%
AGL Resources, Inc.	1,802	68,692
American States Water Company (a)	484	17,255
Aquila, Inc. * (a)	7,387	31,099
Atlas Pipeline Partners (a)	480	19,637
Atmos Energy Corp.	1,832	51,131
Aurora Oil & Gas Corp. *	4,704	18,816

The accompanying notes are an integral part of the financial statements. 129

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Boardwalk Pipeline Partners LP (a)	2,177	$53,315
California Water Service Group (a)	522	18,656
Chesapeake Utilities Corp. (a)	516	15,521
Copano Energy LLC	799	38,176
Crosstex Energy LP * (a)	1,191	43,805
Crosstex Energy, Inc. (a)	380	36,130
Delta Natural Gas Company, Inc. (a)	504	12,353
Dresser-Rand Group, Inc. * (a)	1,943	45,622
Dynegy, Inc., Class A * (a)	14,082	77,029
El Paso Corp. (a)	16,067	241,005
Enbridge Energy Management LLC * (a)	322	13,376
Energy Transfer Partners (a)	1,831	81,754
Equitable Resources, Inc.	2,938	98,423
Global Industries, Ltd. *	3,120	52,104
Holly Energy Partners LP * (a)	942	38,010
Inergy LP * (a)	1,364	35,137
KeySpan Corp.	3,772	152,389
Kinder Morgan Energy Partners (a)	1,393	64,022
Kinder Morgan Management LLC *	1,574	67,713
Kinder Morgan, Inc.	3,157	315,353
Magellan Midstream Partners LP (a)	1,578	53,620
Markwest Energy Partners LP * (a)	257	10,606
Markwest Hydrocarbon, Inc. (a)	528	13,068
Maverick Tube Corp. *	1,083	68,435
Middlesex Water Company (a)	799	15,117
National Fuel Gas Company (a)	1,905	66,942
Nicor, Inc. (a)	931	38,637
NiSource, Inc.	6,535	142,724
Northwest Natural Gas Company (a)	639	23,662
ONEOK, Inc.	2,378	80,947
Pacific Energy Partners LP (a)	816	26,585
Peoples Energy Corp. (a)	813	29,195
Piedmont Natural Gas, Inc. (a)	1,864	45,295
Questar Corp.	2,097	168,788
Semco Energy, Inc. *	1,848	10,275
South Jersey Industries, Inc. (a)	598	16,379
Southern Union Company (a)	2,743	74,226
Southwest Gas Corp. (a)	973	30,494
Southwest Water Company (a)	1,080	12,928
Star Gas Partners * (a)	7,771	20,826
TC Pipelines LP * (a)	496	16,368
The Laclede Group, Inc. (a)	565	19,413
Transmontaigne, Inc. *	1,339	15,010
UGI Corp.	2,614	64,357
Ultra Petroleum Corp. *	3,787	224,456
Valero LP *	624	30,794
Vectren Corp.	1,864	50,794
Western Gas Resources, Inc. (a)	1,866	111,680
WGL Holdings, Inc. (a)	1,114	32,250
Williams Companies, Inc.	14,248	332,833
Williams Partners LP (a)	552	17,366

		3,570,593

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gold - 0.02%
Meridian Gold, Inc. *	2,335	$73,973
Royal Gold, Inc. (a)	647	17,999

		91,972
Healthcare Products - 2.81%
Adeza Biomedical Corp. * (a)	684	9,590
Advanced Medical Optics, Inc. * (a)	1,677	85,024
Align Technology, Inc. * (a)	1,949	14,403
American Medical Systems Holdings, Inc. *	1,828	30,436
Angiodynamics, Inc. *	453	12,254
Arthrocare Corp. * (a)	657	27,601
Aspect Medical Systems, Inc. * (a)	628	10,952
Bausch & Lomb, Inc. (a)	1,275	62,526
Baxter International, Inc.	15,188	558,311
Beckman Coulter, Inc.	1,499	83,269
Becton, Dickinson & Company	6,087	372,098
Biomet, Inc.	6,021	188,397
Biosite, Inc. * (a)	450	20,547
Boston Scientific Corp. *	33,909	571,028
Bruker BioSciences Corp. *	3,261	17,479
C.R. Bard, Inc.	2,479	181,612
Caliper Life Sciences, Inc. * (a)	1,496	7,465
Cantel Medical Corp. * (a)	473	6,736
Cerus Corp. * (a)	698	4,977
Computer Programs & Systems, Inc.	340	13,586
Conceptus, Inc. * (a)	895	12,208
Cyberonics, Inc. * (a)	684	14,583
Cytyc Corp. *	2,844	72,124
Dade Behring Holdings, Inc.	2,160	89,942
DENTSPLY International, Inc.	1,806	109,444
Diagnostic Products Corp.	748	43,511
DJO, Inc. *	646	23,792
Edwards Lifesciences Corp. *	1,478	67,146
Encore Medical Corp. * (a)	1,890	9,091
Fisher Scientific International, Inc. *	2,875	210,019
Foxhollow Technologies, Inc. * (a)	656	17,922
Gen-Probe, Inc. *	1,264	68,231
Haemonetics Corp. *	657	30,557
Health Tronics, Inc. *	1,039	7,948
Henry Schein, Inc. *	2,033	95,002
Hologic, Inc. *	1,177	58,097
ICU Medical, Inc. * (a)	412	17,403
IDEXX Laboratories, Inc. *	815	61,231
Intralase Corp. * (a)	844	14,129
Intuitive Surgical, Inc. *	889	104,875
Inverness Medical Innovations, Inc. * (a)	645	18,208
Johnson & Johnson	73,071	4,378,414
Kensey Nash Corp. * (a)	407	12,007
Kinetic Concepts, Inc. *	1,748	77,174
Kyphon, Inc. * (a)	1,104	42,349
LCA-Vision, Inc. (a)	563	29,788
LifeCell Corp. * (a)	891	27,550

The accompanying notes are an integral part of the financial statements. 130

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Mannkind Corp. * (a)	1,241	$26,446
Medtronic, Inc.	29,670	1,392,116
Merit Medical Systems, Inc. * (a)	854	11,751
Molecular Devices Corp. *	603	18,428
Nuvasive, Inc. * (a)	852	15,532
Owens & Minor, Inc.	1,027	29,372
Patterson Companies, Inc. *	3,385	118,238
PetMed Express, Inc. * (a)	561	6,154
Polymedica Corp. (a)	695	24,992
PSS World Medical, Inc. *	1,799	31,752
ResMed, Inc. *	1,757	82,491
Respironics, Inc. *	1,770	60,569
Rotech Healthcare, Inc. * (a)	584	2,208
Sirona Dental Systems, Inc. * (a)	480	19,018
Somanetics Corp. * (a)	264	5,042
SonoSite, Inc. * (a)	480	18,739
Spectranetics Corp. * (a)	666	7,140
St. Jude Medical, Inc. *	8,991	291,488
Stereotaxis, Inc. * (a)	1,385	14,944
STERIS Corp.	1,720	39,319
Stryker Corp.	9,883	416,173
SurModics, Inc. * (a)	482	17,405
Symmetry Medical, Inc. * (a)	961	14,799
The Cooper Companies, Inc. (a)	1,099	48,675
The Medicines Company * (a)	1,368	26,744
Thoratec Corp. * (a)	1,408	19,529
Tripath Imaging, Inc. * (a)	1,433	9,486
Varian Medical Systems, Inc. *	3,215	152,230
Ventana Medical Systems, Inc. * (a)	955	45,057
Viasys Healthcare, Inc. *	885	22,656
Visicu, Inc. *	999	17,632
Wright Medical Group, Inc. * (a)	1,018	21,307
Young Innovations, Inc.	334	11,767
Zimmer Holdings, Inc. *	6,064	343,950
Zoll Medical Corp. *	402	13,170

		11,387,355
Healthcare Services - 1.87%
Amedisys, Inc. * (a)	410	15,539
American Retirement Corp. * (a)	950	31,132
Amerigroup Corp. *	1,295	40,197
AMN Healthcare Services, Inc. * (a)	870	17,661
Apria Healthcare Group, Inc. * (a)	1,257	23,757
Barrier Therapeutics, Inc. * (a)	1,030	6,736
Brookdale Senior Living, Inc. (a)	1,178	52,704
Capital Senior Living Corp. *	1,435	14,752
Cardinal Health, Inc.	10,523	676,945
Cerner Corp. * (a)	1,812	67,243
CorVel Corp. *	430	10,750
Covance, Inc. *	1,539	94,218
Coventry Health Care, Inc. *	3,977	218,496
Cross Country Healthcare, Inc. * (a)	934	16,989

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
DaVita, Inc. *	2,460	$122,262
Emdeon Corp. *	8,597	106,689
Express Scripts, Inc. *	3,586	257,260
Genesis HealthCare Corp. *	528	25,011
HCA, Inc.	10,376	447,724
Health Net, Inc. *	2,798	126,386
Healthways, Inc. * (a)	888	46,744
Horizon Health Corp. * (a)	400	8,352
Humana, Inc. *	3,965	212,921
IMS Health, Inc.	5,664	152,078
Intermagnetics General Corp. * (a)	1,182	31,890
Kindred Healthcare, Inc. *	986	25,636
Laboratory Corp. of America Holdings * (a)	3,204	199,385
Lincare Holdings, Inc. *	2,444	92,481
Magellan Health Services, Inc. *	749	33,937
McKesson Corp.	7,269	343,678
Medco Health Solutions, Inc. *	7,581	434,240
Medical Staffing Network Holdings, Inc. * (a)	1,573	7,849
National Healthcare Corp. (a)	373	16,617
Nitromed, Inc. * (a)	804	3,883
Odyssey Healthcare, Inc. * (a)	1,115	19,591
Omnicare, Inc. (a)	2,628	124,620
Pediatrix Medical Group, Inc. *	1,140	51,642
Per-Se Technologies, Inc. * (a)	1,127	28,378
Phase Forward, Inc. *	1,337	15,402
Quest Diagnostics, Inc.	4,901	293,668
Radiation Therapy Services, Inc. * (a)	650	17,492
Sierra Health Services, Inc. *	1,410	63,492
Symbion, Inc. * (a)	656	13,619
The Advisory Board Company *	478	22,987
United Surgical Partners International, Inc. * (a)	1,176	35,362
UnitedHealth Group, Inc.	33,526	1,501,294
US Physical Therapy, Inc. *	557	8,154
WebMD Health Corp. * (a)	1,434	67,828
Weight Watchers International, Inc. (a)	2,510	102,634
Wellcare Health Plans, Inc. * (a)	1,050	51,503
Wellpoint, Inc. *	16,152	1,175,381

		7,575,189
Holdings Companies/Conglomerates - 3.14%
Berkshire Hathaway, Inc., Class A * (a)	38	3,483,042
General Electric Company	255,388	8,417,589
Loews Corp.	13,974	495,378
PICO Holdings, Inc. *	455	14,674
Textron, Inc.	3,208	295,713
United Industrial Corp. (a)	371	16,788

		12,723,184
Homebuilders - 0.33%
Beazer Homes USA, Inc. (a)	1,015	46,558
Centex Corp.	3,118	156,835
Champion Enterprises, Inc. *	2,044	22,566
D.R. Horton, Inc.	7,640	181,985

The accompanying notes are an integral part of the financial statements. 131

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
Hovnanian Enterprises, Inc., Class A * (a)	1,487	$44,729
KB Home (a)	2,307	105,776
Lennar Corp., Class A	3,753	166,521
M.D.C. Holdings, Inc. (a)	1,053	54,682
M/I Homes, Inc. (a)	342	11,997
Meritage Homes Corp. * (a)	654	30,901
NVR, Inc. *	152	74,670
Orleans Homebuilders, Inc. (a)	567	9,214
Palm Harbor Homes, Inc. * (a)	792	13,931
Pulte Homes, Inc.	6,300	181,377
Ryland Group, Inc. (a)	1,136	49,496
Standard Pacific Corp. (a)	1,638	42,097
Toll Brothers, Inc. * (a)	3,783	96,731
Walter Industries, Inc. (a)	981	56,555

		1,346,621
Hotels & Restaurants - 1.05%
AFC Enterprises, Inc. * (a)	877	11,182
Ameristar Casinos, Inc. (a)	1,497	29,117
Applebee's International, Inc.	2,049	39,382
Aztar Corp. * (a)	927	48,167
BJ's Restaurants, Inc. * (a)	655	14,633
Boyd Gaming Corp. (a)	2,197	88,671
Brinker International, Inc.	2,065	74,959
California Pizza Kitchen, Inc. *	575	15,801
CBRL Group, Inc. (a)	1,149	38,974
CEC Entertainment, Inc. *	961	30,867
Chipotle Mexican Grill, Inc. * (a)	781	47,602
Choice Hotels, Inc.	1,681	101,869
CKE Restaurants, Inc. (a)	1,734	28,802
Darden Restaurants, Inc.	3,610	142,234
Hilton Hotels Corp.	9,447	267,161
IHOP Corp.	562	27,021
InnSuites Hospitality Trust	12,374	19,180
Interstate Hotels & Resorts, Inc. *	2,180	20,252
Jack In the Box, Inc. *	962	37,710
Jameson Inns, Inc. * (a)	16,574	48,396
Kerzner International, Ltd. * (a)	802	63,583
Krispy Kreme Doughnuts, Inc. * (a)	1,866	15,189
Landry's Restaurants, Inc. (a)	634	20,573
Lone Star Steakhouse & Saloon, Inc.	585	15,344
Luby's Cafeterias, Inc. * (a)	714	7,447
Marcus Corp.	987	20,609
Marriott International, Inc., Class A	10,522	401,099
McCormick & Schmick's Seafood
Restaurants, Inc. *	640	15,232
McDonald's Corp.	31,138	1,046,237
O'Charley's, Inc. * (a)	674	11,458
Orient Express Hotels, Ltd.	1,348	52,356
OSI Restaurant Partners, Inc. (a)	1,741	60,239
P.F. Chang's China Bistro, Inc. * (a)	698	26,538
Panera Bread Company, Class A *	785	52,783
Papa Johns International, Inc. * (a)	926	30,743

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
RARE Hospitality International, Inc. *	960	$27,610
Red Robin Gourmet Burgers, Inc. * (a)	450	19,152
Ruby Tuesday, Inc. (a)	1,600	39,056
Ryan's Restaurant Group, Inc. *	1,265	15,066
Sonic Corp. *	2,166	45,031
Starwood Hotels & Resorts Worldwide, Inc.	5,339	322,155
Texas Roadhouse, Inc., Class A * (a)	1,964	26,553
The Cheesecake Factory, Inc. *	1,939	52,256
Triarc Companies, Inc. (a)	2,078	32,479
Wendy's International, Inc.	2,768	161,347
Wynn Resorts, Ltd. * (a)	2,500	183,250
Yum! Brands, Inc.	6,864	345,053

		4,240,418
Household Appliances - 0.12%
Bassett Furniture Industries, Inc. (a)	689	12,753
Black & Decker Corp.	1,923	162,417
Consolidated Tomoka Land Company (a)	172	9,484
Drew Industries, Inc. * (a)	610	19,764
Jacuzzi Brands, Inc. *	2,205	19,404
Lifetime Brands, Inc. (a)	569	12,330
National Presto Industries, Inc.	327	17,096
Technical Olympic USA, Inc. (a)	1,501	21,554
The Toro Company	1,004	46,887
Whirlpool Corp. (a)	1,812	149,748

		471,437
Household Products - 0.25%
Blyth Industries, Inc. (a)	1,103	20,362
Central Garden & Pet Company * (a)	527	22,687
Church & Dwight, Inc.	1,571	57,216
Energizer Holdings, Inc. *	1,720	100,741
Fortune Brands, Inc.	3,522	250,097
iRobot Corp. * (a)	343	8,534
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	1,424	23,795
Newell Rubbermaid, Inc.	6,692	172,854
Select Comfort Corp. * (a)	1,437	33,008
Tempur-Pedic International, Inc. * (a)	2,596	35,072
The Clorox Company	3,563	217,236
Tupperware Corp.	1,546	30,441
TurboChef Technologies, Inc. * (a)	860	9,563
WD-40 Company (a)	574	19,269

		1,000,875
Housing & Urban Development - 0.00%
Cavco Industries, Inc. *	331	14,710
Industrial Machinery - 1.20%
Actuant Corp., Class A (a)	705	35,215
AGCO Corp. * (a)	2,136	56,220
Alamo Group, Inc. (a)	529	11,135
Albany International Corp., Class A (a)	832	35,268
Badger Meter, Inc. (a)	562	15,174
Briggs & Stratton Corp.	1,284	39,945

The accompanying notes are an integral part of the financial statements. 132

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Cascade Corp. (a)	355	$14,040
Caterpillar, Inc.	16,715	1,244,933
Ceradyne, Inc. * (a)	677	33,505
Circor International, Inc.	529	16,129
Cognex Corp. (a)	1,242	32,329
Cummins, Inc.	1,050	128,363
Deere & Company	5,805	484,659
Dionex Corp. *	573	31,320
Donaldson Company, Inc.	2,028	68,688
Dover Corp.	4,844	239,439
Energy Conversion Devices, Inc. * (a)	800	29,144
EnPro Industries, Inc. * (a)	614	20,630
Flowserve Corp. *	1,387	78,920
FMC Technologies, Inc. *	1,668	112,523
Gardner Denver, Inc. *	1,136	43,736
Gehl Company * (a)	385	9,829
Gorman Rupp Company (a)	586	15,588
Graco, Inc.	1,685	77,476
Grant Prideco, Inc. *	3,197	143,066
H&E Equipment Services, Inc. *	710	20,910
IDEX Corp.	1,195	56,404
Ingersoll-Rand Company, Class A	7,935	339,459
ITT Industries, Inc.	4,424	218,988
Joy Global, Inc.	2,882	150,123
Kadant, Inc. *	581	13,363
Kennametal, Inc.	911	56,710
Lindsay Manufacturing Company (a)	490	13,289
Lufkin Industries, Inc. (a)	404	24,010
Manitowoc, Inc.	1,434	63,813
Metropolitan Pro Corp. (a)	896	11,209
Middleby Corp. * (a)	248	21,467
NACCO Industries, Inc., Class A	218	29,955
NATCO Group, Inc. *	653	26,251
Pall Corp.	3,042	85,176
Parker-Hannifin Corp.	2,823	219,065
Presstek, Inc. * (a)	1,281	11,926
Quixote Corp. (a)	477	8,596
Robbins & Myers, Inc. (a)	483	12,626
Rofin Sinar Technologies, Inc. *	489	28,103
Rush Enterprises, Inc., Class B *	872	14,737
Sauer-Danfoss, Inc. (a)	1,423	36,173
Tecumseh Products Company, Class A * (a)	607	11,654
Tennant Company	305	15,335
Terex Corp. *	1,173	115,775
Tredegar Industries, Inc.	1,136	17,972
Valmont Industries, Inc. (a)	701	32,589
W.W. Grainger, Inc.	2,121	159,563
Watts Water Technologies, Inc., Class A (a)	901	30,229

		4,862,744
Industrials - 0.12%
Brookfield Homes Corp. (a)	724	23,856

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials (continued)
Clean Harbors, Inc. * (a)	490	$19,752
Crane Company	1,506	62,650
Fastenal Company	3,733	150,403
Foster Wheeler, Ltd. * (a)	2,023	87,394
GrafTech International, Ltd. *	2,934	17,017
Harsco Corp.	987	76,946
Intevac, Inc. * (a)	890	19,295
Lawson Products, Inc. (a)	327	12,890

		470,203
Insurance - 4.59%
21st Century Insurance Group (a)	2,521	36,302
ACE, Ltd.	7,052	356,761
Aetna, Inc.	14,090	562,614
Affirmative Insurance Holdings, Inc. (a)	743	11,628
AFLAC, Inc.	12,396	574,555
Alfa Corp.	2,297	38,038
Alleghany Corp. *	194	53,614
Allstate Corp.	16,293	891,716
Ambac Financial Group, Inc.	2,584	209,562
American Equity Investment Life Holding
Company (a)	1,163	12,398
American Financial Group, Inc.	1,917	82,239
American Independence Corp. *	1,047	12,868
American International Group, Inc.	63,905	3,773,590
American National Insurance Company	652	84,577
American Physicians Capital, Inc. * (a)	355	18,669
Amerus Group Company	938	54,920
Aon Corp.	7,901	275,113
Arch Cap Group, Ltd. *	785	46,676
Argonaut Group, Inc. *	829	24,903
Arthur J. Gallagher & Company (a)	2,308	58,485
Aspen Insurance Holdings, Ltd. (a)	1,425	33,188
Assurant, Inc.	3,523	170,513
Assured Guaranty, Ltd.	1,717	43,560
Axis Capital Holdings, Ltd.	3,019	86,374
Baldwin & Lyons, Inc., Class B (a)	652	16,626
Bristol West Holdings, Inc. (a)	981	15,696
Brown & Brown, Inc.	3,426	100,108
Ceres Group, Inc. *	2,148	13,361
Chubb Corp.	9,752	486,625
CIGNA Corp.	3,019	297,402
Cincinnati Financial Corp.	4,258	200,169
Citizens, Inc. Class A * (a)	2,076	10,401
CNA Financial Corp. * (a)	6,508	214,504
CNA Surety Corp. *	1,332	23,017
Commerce Group, Inc.	1,732	51,163
Conseco, Inc. *	3,755	86,740
Crawford & Company, Class B (a)	1,928	13,843
Direct General Corp. (a)	778	13,164
Donegal Group, Inc., Class B	898	14,952
EMC Insurance Group, Inc. (a)	958	27,552
Endurance Specialty Holdings, Ltd.	1,145	36,640

The accompanying notes are an integral part of the financial statements. 133

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Erie Indemnity Company, Class A (a)	1,540	$80,080
Everest Re Group, Ltd.	1,215	105,183
FBL Financial Group, Inc., Class A (a)	895	28,998
Fidelity National Financial, Inc.	4,278	166,628
First Acceptance Corp. * (a)	1,634	19,249
First American Corp.	2,330	98,489
FPIC Insurance Group, Inc. * (a)	376	14,570
Genworth Financial, Inc.	11,537	401,949
Great American Financial Resources, Inc. (a)	1,461	30,579
Hanover Insurance Group, Inc.	1,423	67,536
Harleysville Group, Inc. (a)	885	28,072
Hartford Financial Services Group, Inc.	7,411	626,971
HCC Insurance Holdings, Inc.	2,596	76,426
Hilb, Rogal and Hamilton Company (a)	909	33,878
Horace Mann Educators Corp.	1,166	19,764
Independence Holding Company (a)	736	16,494
Infinity Property & Casualty Corp.	550	22,550
IPC Holdings, Ltd. (a)	1,141	28,137
James River Group, Inc. *	644	16,036
Kansas City Life Insurance Company (a)	330	13,916
KMG America Corp. * (a)	1,222	10,839
LandAmerica Financial Group, Inc. (a)	458	29,587
Lincoln National Corp.	6,884	388,533
Markel Corp. *	254	88,138
Marsh & McLennan Companies, Inc.	12,925	347,553
Max Re Capital, Ltd.	1,084	23,675
MBIA, Inc.	3,350	196,142
Mercury General Corp.	1,384	78,016
MetLife, Inc.	18,107	927,259
MGIC Investment Corp. (a)	2,336	151,840
Midland Company (a)	534	20,281
Montpelier Re Holdings, Ltd. (a)	1,980	34,234
National Interstate Corp.	724	19,635
National Western Life Insurance Company,
Class A *	85	20,370
Nationwide Financial Services, Inc., Class A (a)	2,303	101,516
Navigators Group, Inc. *	389	17,046
Nymagic, Inc.	595	17,285
Odyssey Re Holdings Corp. (a)	1,688	44,479
Ohio Casualty Corp.	1,615	48,014
Old Republic International Corp.	5,632	120,356
PartnerRe, Ltd. (a)	1,064	68,149
Philadelphia Consolidated Holding Corp. * (a)	1,743	52,917
Phoenix Companies, Inc.	2,874	40,466
Platinum Underwriters Holdings, Ltd. (a)	801	22,412
PMA Capital Corp., Class A * (a)	1,524	15,697
PMI Group, Inc.	2,259	100,706
Presidential Life Corp. (a)	1,029	25,293
Primus Guaranty, Ltd. *	1,254	13,919
Principal Financial Group, Inc. (a)	6,854	381,425
ProAssurance Corp. *	803	38,689
Progressive Corp.	19,604	504,019

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Protective Life Corp.	1,617	$75,385
Prudential Financial, Inc.	12,869	999,921
PXRE Group, Ltd. (a)	811	3,017
Radian Group, Inc.	2,104	129,985
Reinsurance Group of America, Inc.	1,534	75,396
RenaissanceRe Holdings, Ltd.	1,482	71,818
RLI Corp.	684	32,955
SAFECO Corp.	3,106	175,023
Safety Insurance Group, Inc. (a)	470	22,348
Scottish Re Group, Ltd. (a)	822	13,662
SeaBright Insurance Holdings, Inc. *	913	14,708
Selective Insurance Group, Inc.	734	41,009
St. Paul Travelers Companies, Inc.	17,119	763,165
Stancorp Financial Group, Inc.	1,376	70,052
State Auto Financial Corp.	1,111	36,152
Stewart Information Services Corp. (a)	448	16,267
TorchmarK Corp.	2,347	142,510
Tower Group, Inc.	782	23,655
Transatlantic Holdings, Inc. (a)	1,681	93,968
Triad Guaranty, Inc. *	426	20,823
U.S.I. Holdings Corp. *	1,456	19,525
United Fire & Casualty Company (a)	551	16,602
Unitrin, Inc.	1,777	77,459
Universal American Financial Corp. * (a)	1,579	20,764
UnumProvident Corp. (a)	7,369	133,600
W.R. Berkley Corp.	4,734	161,571
White Mountains Insurance Group, Ltd. (a)	272	132,464
XL Capital, Ltd., Class A	3,724	228,281
Zenith National Insurance Corp.	805	31,934

		18,622,840
International Oil - 4.33%
Anadarko Petroleum Corp.	11,504	548,626
APCO Argentina, Inc.	289	24,565
ATP Oil & Gas Corp. *	785	32,915
Callon Petroleum Company *	684	13,229
Chaparral Resources, Inc. * (a)	3,373	19,327
Cheniere Energy, Inc. * (a)	1,378	53,742
ChevronTexaco Corp.	55,435	3,440,296
ConocoPhillips	40,954	2,683,715
Exxon Mobil Corp.	150,395	9,226,733
Hess Corp.	6,810	359,908
Kerr-McGee Corp.	3,674	254,792
Nabors Industries, Ltd. * (a)	7,714	260,656
Noble Corp.	3,207	238,665
Parker Drilling Company *	2,920	20,966
Weatherford International, Ltd. *	7,442	369,272

		17,547,407
Internet Content - 0.08%
Alloy, Inc. * (a)	493	5,172
Audible, Inc. * (a)	667	6,063
Autobytel, Inc. * (a)	1,954	6,898

The accompanying notes are an integral part of the financial statements. 134

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content (continued)
CMGI, Inc. * (a)	13,893	$16,811
CNET Networks, Inc. * (a)	3,872	30,899
Digitas, Inc. *	2,453	28,504
Harris Interactive, Inc. *	2,599	14,814
InfoSpace, Inc. *	880	19,950
Internet Cap Group, Inc. *	1,364	12,276
Jupitermedia Corp. * (a)	974	12,662
Move, Inc. * (a)	4,230	23,180
NetFlix, Inc. * (a)	1,442	39,237
Netratings, Inc. * (a)	1,079	14,987
ProQuest Company * (a)	776	9,537
RightNow Technologies, Inc. * (a)	964	16,080
Safeguard Scientifics, Inc. *	5,814	12,558
Schawk, Inc., Class A (a)	701	12,267
The Knot, Inc. * (a)	650	13,604
Travelzoo, Inc. * (a)	472	14,320
WebSideStory, Inc. * (a)	601	7,332

		317,151
Internet Retail - 0.47%
1-800-Flowers.com, Inc. * (a)	2,472	14,263
Amazon.com, Inc. * (a)	10,114	391,210
Ariba, Inc. * (a)	2,215	18,229
Blue Nile, Inc. * (a)	513	16,498
Drugstore.com, Inc. * (a)	3,162	9,170
eBay, Inc. *	34,019	996,416
Expedia, Inc. *	8,965	134,206
IAC/InterActiveCorp. * (a)	8,337	220,847
Nutri/System, Inc. * (a)	881	54,737
Overstock.com, Inc. * (a)	572	12,161
Priceline.com, Inc. * (a)	1,083	32,338
Stamps.com, Inc. * (a)	691	19,224

		1,919,299
Internet Service Provider - 1.18%
C-COR.net Corp. * (a)	1,708	13,186
Cogent Communications Group, Inc. *	2,200	20,614
Covad Communications Group, Inc. * (a)	9,963	20,026
Earthlink, Inc. * (a)	3,634	31,470
Entrust, Inc. * (a)	2,342	7,986
eSPEED, Inc., Class A * (a)	1,918	15,977
Google, Inc., Class A *	7,256	3,042,658
Internap Network Services Corp. *	16,325	17,141
Liberty Media Holding Corp.-Interactive A *	17,308	298,736
Online Resources Corp. *	967	9,999
Redback Networks, Inc. * (a)	1,528	28,024
Salesforce.Com, Inc. * (a)	2,661	70,942
Terremark Worldwide, Inc. * (a)	1,611	5,800
TriZetto Group, Inc. * (a)	1,250	18,487
United Online, Inc. (a)	1,812	21,744
Yahoo!, Inc. *	34,919	1,152,327

		4,775,117

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 0.41%
ActivIdentity Corp. * (a)	2,377	$10,839
Agile Software Corp. *	1,817	11,520
Akamai Technologies, Inc. * (a)	3,538	128,040
Checkfree Corp. *	2,271	112,551
Cybersource Corp. * (a)	1,418	16,591
Digital River, Inc. * (a)	910	36,755
eResearch Technology, Inc. * (a)	1,491	13,568
F5 Networks, Inc. *	971	51,929
Internet Security Systems, Inc. *	1,242	23,412
Interwoven, Inc. *	1,408	12,081
Juniper Networks, Inc. *	13,521	216,201
Keynote Systems, Inc. * (a)	917	9,454
Lionbridge Technologies, Inc. * (a)	1,551	8,577
McAfee, Inc. *	4,042	98,099
NIC, Inc. * (a)	2,270	16,412
Openwave Systems, Inc. * (a)	2,022	23,334
PC-Tel, Inc. *	1,241	10,598
RealNetworks, Inc. * (a)	4,524	48,407
RSA Security, Inc. *	2,056	55,903
S1 Corp. *	2,496	11,981
Safenet, Inc. * (a)	706	12,510
Sapient Corp. * (a)	3,592	19,038
Stellent, Inc. (a)	1,188	11,345
Symantec Corp. *	26,813	416,674
TIBCO Software, Inc. *	5,718	40,312
VASCO Data Security International, Inc. * (a)	1,113	9,293
VeriSign, Inc. *	6,309	146,179
Vignette Corp. *	1,019	14,857
WebEx Communications, Inc. * (a)	1,230	43,714
WebMethods, Inc. *	1,994	19,681

		1,649,855
Investment Companies - 0.05%
CBOT Holdings, Inc. * (a)	1,191	142,432
GAMCO Investors, Inc. (a)	836	30,731
Medallion Financial Corp.	1,041	13,491
WP Stewart & Company, Ltd. (a)	673	10,243

		196,897
Leisure Time - 1.39%
Ambassadors International, Inc. (a)	823	19,135
Arctic Cat, Inc. (a)	603	11,765
Bally Technologies, Inc. * (a)	1,490	24,540
Blockbuster, Inc., Class A * (a)	5,142	25,607
Bluegreen Corp. * (a)	856	9,810
Brunswick Corp.	2,357	78,370
Callaway Golf Company	2,096	27,227
Carmike Cinemas, Inc. (a)	408	8,601
Carnival Corp.	15,532	648,306
Cedar Fair LP (a)	1,203	31,928
Churchill Downs, Inc. (a)	400	14,980
Dover Downs Gaming & Entertainment, Inc.	1,070	21,005
Dover Motorsports, Inc. (a)	1,735	10,184

The accompanying notes are an integral part of the financial statements. 135

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
DreamWorks Animation SKG, Class A *	2,576	$58,990
Electronic Arts, Inc. *	7,469	321,466
Gaylord Entertainment Company * (a)	1,067	46,564
Handleman Company (a)	782	6,373
Harrah's Entertainment, Inc.	4,519	321,662
International Game Technology, Inc.	8,449	320,555
International Speedway Corp., Class A	1,229	56,989
Isle of Capri Casinos, Inc. * (a)	909	23,316
K2, Inc. * (a)	1,334	14,594
Las Vegas Sands Corp. *	8,785	684,000
Life Time Fitness, Inc. *	935	43,263
Marine Products Corp. (a)	1,265	12,308
MGM Mirage, Inc. *	7,066	288,293
Monarch Casino & Resort, Inc. * (a)	649	18,250
Multimedia Games, Inc. *	948	9,603
Parkervision, Inc. * (a)	1,962	17,854
Penn National Gaming, Inc. *	2,066	80,120
Pinnacle Entertainment, Inc. * (a)	1,215	37,240
Polaris Industries, Inc. (a)	1,068	46,244
Progressive Gaming International Corp. * (a)	948	7,394
RC2 Corp. * (a)	550	21,263
Regal Entertainment Group, Class A (a)	3,652	74,209
Royal Caribbean Cruises, Ltd. (a)	5,009	191,594
Scientific Games Corp., Class A *	2,266	80,715
Shuffle Master, Inc. * (a)	1,005	32,944
Six Flags, Inc. * (a)	2,975	16,720
Speedway Motorsports, Inc. (a)	1,108	41,816
Station Casinos, Inc. (a)	1,593	108,451
Sturm Ruger & Company, Inc. (a)	1,333	8,331
The Nautilus Group, Inc. (a)	851	13,369
Topps, Inc. (a)	1,538	12,642
Vail Resorts, Inc. * (a)	998	37,026
Walt Disney Company	54,281	1,628,430
West Marine, Inc. * (a)	663	8,937
WMS Industries, Inc. * (a)	865	23,692

		5,646,675
Life Sciences - 0.09%
American Ecology Corp.	747	19,795
Incyte Corp. * (a)	2,667	12,268
Ionatron, Inc. * (a)	2,040	12,954
PerkinElmer, Inc.	3,221	67,319
Pharmaceutical Product Development, Inc.	2,846	99,952
Senomyx, Inc. * (a)	773	11,154
Symyx Technologies, Inc. *	920	22,218
Waters Corp. *	2,747	121,967

		367,627
Liquor - 0.31%
Anheuser-Busch Companies, Inc.	18,958	864,295
Boston Beer Company, Inc. * (a)	560	16,403
Brown Forman Corp., Class B	2,924	208,920
Central European Distribution Corp. * (a)	698	17,549

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Liquor (continued)
Molson Coors Brewing Company, Class B (a)	2,039	$138,407

		1,245,574
Manufacturing - 1.71%
3M Company	18,596	1,501,999
Acuity Brands, Inc. (a)	1,155	44,941
AptarGroup, Inc.	879	43,607
Barnes Group, Inc. (a)	1,262	25,177
Blout International, Inc. *	1,291	15,518
Cameron International Corp. *	2,652	126,686
Carlisle Companies, Inc.	741	58,761
Coherent, Inc. *	885	29,851
Danaher Corp.	7,510	483,043
Eaton Corp.	3,512	264,805
ESCO Technologies, Inc. *	682	36,453
Harley-Davidson, Inc. (a)	6,736	369,739
Hexcel Corp. * (a)	1,654	25,984
Honeywell International, Inc.	20,722	835,097
Illinois Tool Works, Inc.	14,108	670,130
Input/Output, Inc. * (a)	2,379	22,482
Kaydon Corp.	802	29,923
Lancaster Colony Corp. (a)	901	35,562
Mine Safety Appliances Company (a)	943	37,909
Nordson Corp.	880	43,278
Pentair, Inc.	2,514	85,954
Raven Industries, Inc. (a)	557	17,545
Reddy Ice Holdings, Inc. (a)	602	12,251
Rockwell Automation, Inc.	4,327	311,587
Roper Industries, Inc.	2,117	98,970
Snap-on, Inc.	1,425	57,598
SPX Corp.	1,885	105,466
Stanley Works	1,981	93,543
Trinity Industries, Inc. (a)	1,925	77,750
Tyco International, Ltd.	49,851	1,370,902

		6,932,511
Medical-Hospitals - 0.23%
AmSurg Corp. * (a)	822	18,700
Centene Corp. * (a)	1,169	27,507
Cepheid, Inc. * (a)	1,528	14,837
Community Health Systems, Inc. *	2,115	77,726
DexCom, Inc. *	826	11,217
EV3, Inc. * (a)	2,249	33,308
Health Management Associates, Inc., Class A	5,894	116,171
Hythiam, Inc. * (a)	1,395	9,723
IRIS International, Inc. *	571	7,514
Laserscope, Inc. * (a)	618	19,041
Lifepoint Hospitals, Inc. *	1,344	43,183
Manor Care, Inc. (a)	1,903	89,289
Medcath Corp. *	559	10,531
Neurometrix, Inc. * (a)	342	10,417
Novavax, Inc. *	5,801	29,237
Orthovita, Inc. * (a)	2,726	11,504

The accompanying notes are an integral part of the financial statements. 136

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals (continued)
Palomar Medical Technologies, Inc. * (a)	528	$24,093
Psychiatric Solutions, Inc. * (a)	1,136	32,558
RehabCare Group, Inc. * (a)	475	8,255
Sunrise Senior Living, Inc. * (a)	1,070	29,585
Tenet Healthcare Corp. *	11,961	83,488
Triad Hospitals, Inc. *	2,010	79,556
Universal Health Services, Inc., Class B	1,330	66,846
VCA Antech, Inc. *	2,127	67,915

		922,201
Metal & Metal Products - 0.28%
A. M. Castle & Company	342	11,029
Commercial Metals Company	2,892	74,324
Crown Holdings, Inc. *	4,208	65,519
Dynamic Materials Corp. (a)	287	9,681
Gibraltar Industries, Inc. (a)	830	24,070
Ladish Company, Inc. *	591	22,145
Matthews International Corp., Class A (a)	869	29,954
Metal Management, Inc.	356	10,901
Mueller Industries, Inc.	1,000	33,030
NN, Inc. (a)	893	11,029
Precision Castparts Corp.	3,244	193,861
Quanex Corp. (a)	939	40,443
Reliance Steel & Aluminum Company	920	76,314
Southern Copper Corp. (a)	3,559	317,214
Timken Company	2,224	74,526
Titanium Metals Corp. * (a)	3,908	134,357

		1,128,397
Mining - 0.43%
Alliance Resource Partners LP (a)	957	34,672
Alpha Natural Resources, Inc. * (a)	1,640	32,177
AMCOL International Corp. (a)	877	23,109
Brush Engineered Materials, Inc. * (a)	708	14,762
Charles & Colvard, Ltd. (a)	578	6,086
Cleveland-Cliffs, Inc. (a)	544	43,134
Coeur d'Alene Mines Corp. * (a)	6,859	32,992
Compass Minerals International, Inc. (a)	794	19,810
Freeport-McMoran Copper & Gold, Inc.,
Class B	4,381	242,751
Glamis Gold, Ltd. * (a)	3,760	142,354
Hecla Mining Company * (a)	3,520	18,480
Lincoln Electric Holding, Inc. (a)	997	62,462
Natural Resource Partners LP (a)	606	32,845
Newmont Mining Corp.	9,993	528,930
Phelps Dodge Corp.	4,626	380,072
RTI International Metals, Inc. * (a)	623	34,788
Stillwater Mining Company * (a)	2,575	32,651
USEC, Inc. (a)	2,392	28,345
Vista Gold Corp. * (a)	2,428	22,702

		1,733,122
Mobile Homes - 0.03%
Coachmen Industries, Inc. (a)	931	11,116

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mobile Homes (continued)
Fleetwood Enterprises, Inc. * (a)	1,743	$13,142
Skyline Corp. (a)	306	13,091
Thor Industries, Inc. (a)	1,473	71,367
Winnebago Industries, Inc. (a)	887	27,532

		136,248
Newspapers - 0.09%
Dow Jones & Company, Inc. (a)	2,079	72,786
Journal Register Company	1,239	11,101
Lee Enterprises, Inc. (a)	1,140	30,723
The New York Times Company, Class A (a)	3,509	86,111
Washington Post Company, Class B	227	177,062

		377,783
Office Furnishings & Supplies - 0.21%
Acco Brands Corp. *	1,328	29,083
Avery Dennison Corp.	2,532	147,008
CompX International, Inc.	703	12,584
Global Imaging Systems, Inc. *	593	24,479
Herman Miller, Inc.	1,657	42,701
HNI Corp.	1,285	58,275
IKON Office Solutions, Inc.	3,585	45,171
Knoll, Inc.	1,433	26,310
Office Depot, Inc. *	7,591	288,458
OfficeMax, Inc.	1,770	72,127
Steelcase, Inc. (a)	3,953	65,027
The Standard Register Company (a)	1,056	12,513
United Stationers, Inc. *	691	34,080

		857,816
Paper - 0.23%
Bowater, Inc. (a)	1,454	33,078
Buckeye Technologies, Inc. *	1,353	10,337
Chesapeake Corp. (a)	590	9,682
International Paper Company	12,019	388,214
MeadWestvaco Corp.	4,307	120,294
Neenah Paper, Inc. (a)	477	14,525
P.H. Glatfelter Company (a)	1,346	21,361
Plum Creek Timber Company, Inc.	4,321	153,395
Potlatch Corp. (a)	885	33,403
Rock-Tenn Company, Class A	1,261	20,113
Temple-Inland, Inc.	2,779	119,136
Wausau-Mosinee Paper Corp. (a)	1,563	19,459
Xerium Technologies, Inc.	1,156	10,890

		953,887
Petroleum Services - 1.94%
Atwood Oceanics, Inc. * (a)	840	41,664
Baker Hughes, Inc.	8,341	682,711
Basic Energy Services, Inc. *	1,513	46,252
BJ Services Company	7,921	295,137
Bronco Drilling Company, Inc. * (a)	569	11,886
Diamond Offshore Drilling, Inc. (a)	3,171	266,142
Dril-Quip, Inc. * (a)	512	42,209
ENSCO International, Inc.	3,722	171,286

The accompanying notes are an integral part of the financial statements. 137

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services (continued)
GlobalSantaFe Corp.	5,908	$341,187
Grey Wolf, Inc. * (a)	5,092	39,208
Gulfmark Offshore, Inc. * (a)	605	15,627
Halliburton Company	12,651	938,831
Hercules Offshore, Inc. * (a)	563	19,705
Hornbeck Offshore Services, Inc. * (a)	637	22,626
Lone Star Technologies, Inc. *	769	41,541
Magellan Midstream Holdings (a)	967	20,162
McDermott International, Inc. *	2,579	117,244
Metretek Technologies, Inc. * (a)	1,230	21,131
Newpark Resources, Inc. * (a)	2,433	14,963
Oceaneering International, Inc. *	1,382	63,365
PetroHawk Energy Corp. * (a)	1,549	19,517
Petroleum Development Corp. *	505	19,039
Pride International, Inc. *	3,731	116,519
Rentech, Inc. * (a)	2,854	13,271
RPC, Inc. (a)	1,777	43,146
Schlumberger, Ltd.	29,050	1,891,446
SEACOR SMIT, Inc. * (a)	630	51,723
Smith International, Inc.	5,206	231,511
Superior Energy Services, Inc. *	1,992	67,529
Superior Well Services, Inc. * (a)	558	13,894
Tesoro Petroleum Corp.	1,686	125,371
TETRA Technologies, Inc. *	1,776	53,795
Tidewater, Inc.	1,395	68,634
Todco, Class A * (a)	1,556	63,563
Transocean, Inc. *	8,135	653,403
Universal Compression Holdings, Inc. *	837	52,706
Valero Energy Corp.	15,327	1,019,552
Veritas DGC, Inc. * (a)	932	48,073
Warrior Energy Service Corp. *	817	19,878
W-H Energy Services, Inc. *	749	38,072
World Fuel Services Corp.	660	30,155

		7,853,674
Pharmaceuticals - 3.94%
Abbott Laboratories	38,288	1,669,740
Adams Respiratory Therapeutics, Inc. * (a)	867	38,686
Adolor Corp. * (a)	1,345	33,638
Alexion Pharmaceuticals, Inc. * (a)	867	31,316
Alkermes, Inc. * (a)	2,425	45,881
Allergan, Inc.	3,533	378,957
Allos Therapeutics, Inc. * (a)	5,731	20,059
Altus Pharmaceuticals, Inc. * (a)	1,062	19,594
AmerisourceBergen Corp.	5,074	212,702
Amylin Pharmaceuticals, Inc. * (a)	2,782	137,347
Anadys Pharmaceuticals, Inc. *	936	2,733
Andrx Corp. * (a)	1,996	46,287
Array BioPharma, Inc. *	1,615	13,889
Atherogenics, Inc. * (a)	1,167	15,229
AVANIR Pharmaceuticals * (a)	922	6,306
Barr Pharmaceuticals, Inc. *	2,663	126,998

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bentley Pharmaceuticals, Inc. * (a)	524	$5,743
Biocryst Pharmaceuticals, Inc. * (a)	717	10,275
Bristol-Myers Squibb Company	48,187	1,246,116
Caremark Rx, Inc.	11,103	553,707
Celgene Corp. *	8,446	400,594
Connetics Corp. * (a)	1,028	12,089
Critical Therapeutics, Inc. * (a)	1,247	4,489
Cubist Pharmaceuticals, Inc. * (a)	1,485	37,392
Eli Lilly & Company	27,867	1,540,209
Encysive Pharmaceuticals, Inc. * (a)	1,783	12,356
Endo Pharmaceutical Holdings, Inc. *	3,321	109,527
Forest Laboratories, Inc. *	8,672	335,520
Gilead Sciences, Inc. *	11,033	652,712
Herbalife, Ltd. *	1,725	68,828
Hi-Tech Pharmacal Company, Inc. *	282	4,673
Hospira, Inc. *	3,921	168,368
Idenix Pharmaceuticals, Inc. * (a)	1,381	12,981
Indevus Pharmaceuticals, Inc. * (a)	6,365	34,817
Isis Pharmaceuticals, Inc. * (a)	2,163	13,086
King Pharmaceuticals, Inc. *	6,064	103,088
Medicis Pharmaceutical Corp., Class A (a)	1,436	34,464
Merck & Company, Inc.	54,226	1,975,453
Mylan Laboratories, Inc.	5,423	108,460
Nastech Pharmaceutical Company, Inc. * (a)	732	11,566
Noven Pharmaceuticals, Inc. * (a)	759	13,586
NPS Pharmaceuticals, Inc. * (a)	1,459	7,120
Nuvelo, Inc. * (a)	1,597	26,590
Onyx Pharmaceuticals, Inc. * (a)	1,011	17,015
OSI Pharmaceuticals, Inc. * (a)	1,479	48,748
Par Pharmaceutical Companies, Inc. * (a)	956	17,648
PDL BioPharma, Inc. * (a)	2,798	51,511
Penwest Pharmaceuticals Company * (a)	847	18,490
Peregrine Pharmaceuticals, Inc. * (a)	11,295	17,959
Pfizer, Inc.	180,467	4,235,560
Pharmion Corp. * (a)	907	15,446
Pozen, Inc. * (a)	1,071	7,540
Prestige Brands Holdings, Inc. * (a)	1,485	14,805
Regeneron Pharmaceuticals, Inc. * (a)	1,603	20,550
Renovis, Inc. * (a)	767	11,743
Salix Pharmaceuticals, Ltd. * (a)	1,079	13,272
Santarus, Inc. * (a)	3,089	20,542
Schering-Plough Corp.	36,441	693,472
Sciele Pharma, Inc. * (a)	1,052	24,396
Sepracor, Inc. * (a)	2,635	150,564
SONUS Pharmaceuticals, Inc. * (a)	4,073	20,284
Supergen, Inc. * (a)	1,922	6,977
Theravance, Inc. *	1,556	35,601
Unigene Laboratories, Inc. * (a)	2,181	6,543
United Therapeutics Corp. * (a)	587	33,911
Valeant Pharmaceuticals International (a)	2,490	42,131
Vertex Pharmaceuticals, Inc. * (a)	2,436	89,426
ViroPharma, Inc. * (a)	1,642	14,154

The accompanying notes are an integral part of the financial statements. 138

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. *	2,598	$60,481

		15,991,940
Photography - 0.04%
Eastman Kodak Company (a)	7,159	170,241
Plastics - 0.00%
Spartech Corp.	894	20,204
Publishing - 0.39%
American Greetings Corp., Class A (a)	1,725	36,242
Consolidated Graphics, Inc. * (a)	388	20,199
Courier Corp. (a)	409	16,368
Gannett Company, Inc.	5,936	332,001
Hollinger International, Inc., Class A (a)	2,878	23,110
John Wiley & Sons, Inc.,Class A	1,480	49,136
Mcclatchy Company, Class A (a)	1,934	77,605
McGraw-Hill Companies, Inc.	9,089	456,540
Media General, Inc., Class A (a)	610	25,553
Meredith Corp.	1,079	53,454
Multi-Color Corp.	395	11,850
Playboy Enterprises, Inc., Class B * (a)	1,100	10,978
PRIMEDIA, Inc. * (a)	7,618	13,941
Readers Digest Association, Inc., Class A (a)	2,734	38,167
Scholastic Corp. *	1,047	27,191
Tribune Company	7,608	246,727
Valassis Communications, Inc. *	1,297	30,596
Value Line, Inc. (a)	333	14,219
Warner Music Group Corp.	3,495	103,033

		1,586,910
Railroads & Equipment - 0.53%
Burlington Northern Santa Fe Corp.	9,110	721,967
Florida East Coast Indiana, Inc.	910	47,620
GATX Corp. (a)	1,255	53,338
Genesee & Wyoming, Inc., Class A * (a)	1,048	37,173
Greenbrier Company, Inc. (a)	480	15,715
Kansas City Southern * (a)	1,973	54,652
Norfolk Southern Corp.	9,948	529,433
PAM Transportation Services, Inc. * (a)	634	18,316
RailAmerica, Inc. * (a)	1,320	13,807
Union Pacific Corp.	6,400	594,944
Wabtec Corp.	1,237	46,264

		2,133,229
Real Estate - 2.26%
Aames Investment Corp., REIT (a)	1,930	9,631
Acadia Realty Trust, REIT	882	20,859
Affordable Residential Communities, REIT * (a)	1,485	15,964
Agree Realty Corp., REIT (a)	550	18,683
Alexander's, Inc., REIT * (a)	141	38,318
Alexandria Real Estate Equities, Inc., REIT (a)	478	42,389
AMB Property Corp., REIT	1,997	100,948
American Campus Communities, Inc., REIT	583	14,488
American Financial Realty Trust, REIT (a)	3,361	32,534

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
American Home Mortgage Investment Corp.,
REIT (a)	1,223	$45,080
American Land Lease, Inc., REIT	618	15,141
American Mortgage Acceptance Company,
REIT (a)	767	11,306
American Real Estate Partners LP (a)	1,222	49,858
AmREIT, Inc.	3,003	21,562
Annaly Mortgage Management, Inc., REIT (a)	2,939	37,649
Anthracite Capital, Inc., REIT (a)	1,225	14,896
Anworth Mortgage Asset Corp., REIT	1,245	10,333
Apartment Investment & Management
Company, Class A, REIT	2,356	102,368
Arbor Realty Trust, Inc. - REIT	473	11,849
Archstone-Smith Trust, REIT	5,064	257,606
Ashford Hospitality Trust, Inc., REIT (a)	1,419	17,908
Associated Estates Realty Corp., REIT	1,445	17,918
Avalon Bay Communities, Inc., REIT	1,693	187,280
Avatar Holdings, Inc., REIT * (a)	251	14,299
BioMed Realty Trust, Inc., REIT	874	26,168
BNP Residential Properties, Inc., REIT (a)	968	16,504
Boston Properties, Inc., REIT	2,655	240,012
Boykin Lodging Company, REIT * (a)	909	9,899
Brandywine Realty Trust, REIT (a)	2,026	65,176
BRE Properties, Inc., Class A, REIT	1,195	65,725
Brookfield Properties Corp.	2,417	77,755
BRT Realty Trust, REIT (a)	738	18,930
California Coastal Communities, Inc., REIT * (a)	345	11,040
Camden Property Trust, REIT	1,198	88,113
Capital Lease Funding, Inc., REIT (a)	1,470	16,773
Capital Trust, Inc., REIT (a)	416	14,818
CarrAmerica Realty Corp., REIT	1,328	59,162
CBL & Associates Properties, Inc., REIT	1,231	47,923
Cedar Shopping Centers, Inc., REIT	1,013	14,911
CentraCore Properties Trust, REIT	506	12,523
Colonial Properties Trust, REIT	840	41,496
Corporate Office Properties Trust, REIT (a)	1,040	43,763
Cousins Properties, Inc., REIT	1,233	38,137
Crescent Real Estate Equities Company, REIT	2,784	51,671
Deerfield Triarc Capital Corp., REIT (a)	899	11,669
Developers Diversified Realty Corp., REIT	2,549	133,007
DiamondRock Hospitality Company, REIT	1,050	15,550
Digital Realty Trust, Inc., REIT	840	20,740
Duke Realty Corp., REIT	3,343	117,506
Dynex Capital, Inc. *	2,878	19,685
Eagle Hospitality Properties Trust, Inc., REIT	1,261	12,143
EastGroup Properties, Inc., REIT	444	20,726
Education Realty Trust, Inc., REIT (a)	731	12,171
Entertainment Properties Trust, REIT	641	27,595
Equity Inns, Inc., REIT (a)	1,520	25,171
Equity Lifestyle Properties, Inc., REIT (a)	582	25,509
Equity Office Properties Trust, REIT (a)	9,904	361,595
Equity One, Inc., REIT (a)	1,954	40,839

The accompanying notes are an integral part of the financial statements. 139

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Equity Residential, REIT	7,017	$313,870
Essex Property Trust, Inc., REIT (a)	542	60,520
Extra Space Storage, Inc., REIT	1,097	17,815
Federal Realty Investment Trust, REIT	1,231	86,170
FelCor Lodging Trust, Inc., REIT	1,785	38,806
Feldman Mall Properties, Inc. (a)	924	10,127
Fieldstone Investment Corp., REIT (a)	1,381	12,650
First Industrial Realty Trust, Inc., REIT (a)	951	36,081
First Potomac Realty Trust, REIT	511	15,223
Franklin Street Properties Corp., REIT	890	17,515
General Growth Properties, Inc., REIT	5,876	264,773
Getty Realty Corp., REIT (a)	640	18,202
Gladstone Commercial Corp., REIT (a)	905	16,978
Glenborough Realty Trust, Inc., REIT (a)	928	19,989
Glimcher Realty Trust, REIT (a)	1,169	29,003
Global Signal, Inc., REIT (a)	1,508	69,851
GMH Communities Trust, REIT	1,179	15,539
Government Properties Trust, Inc., REIT (a)	1,726	16,380
Gramercy Captial Corp., REIT (a)	604	15,644
Health Care Property Investors, Inc., REIT	3,275	87,573
Health Care REIT, Inc.	1,285	44,911
Healthcare Realty Trust, Inc., REIT	1,092	34,780
Heritage Property Investment Trust, REIT (a)	1,199	41,869
Hersha Hospitality Trust, REIT (a)	1,446	13,433
Highland Hospitality Corp., REIT	1,307	18,403
Highwoods Properties, Inc., REIT	1,218	44,067
Home Properties, Inc., REIT	738	40,966
HomeBanc Corp., Georgia, REIT (a)	4,661	37,008
Hospitality Properties Trust, REIT	1,583	69,525
Host Hotels & Resorts, Inc., REIT	12,050	263,533
Housevalues, Inc. * (a)	863	5,981
HRPT Properties Trust, REIT (a)	4,873	56,332
Impac Mortgage Holdings, Inc., REIT (a)	1,955	21,857
Inland Real Estate Corp., REIT (a)	1,898	28,242
Innkeepers USA Trust, REIT	1,264	21,842
iStar Financial, Inc., REIT	2,425	91,544
Jones Lang LaSalle, Inc., REIT (a)	860	75,293
Kilroy Realty Corp., REIT	734	53,031
Kimco Realty Corp., REIT	5,337	194,747
Kite Realty Group Trust, REIT	810	12,628
KKR Financial Corp., REIT	1,101	22,912
LaSalle Hotel Properties, REIT	857	39,679
Lexington Corporate Property Trust, REIT	1,330	28,728
Liberty Property Trust, REIT (a)	1,948	86,102
LTC Properties, Inc., REIT (a)	702	15,690
Luminent Mortgage Capital, Inc., REIT (a)	1,219	11,288
Mack-California Realty Corp., REIT	1,325	60,844
Maguire Properties, Inc., REIT (a)	1,286	45,229
Maxus Realty Trust, Inc. *	1,430	19,585
Medical Properties Trust, Inc., REIT (a)	1,030	11,371
MFA Mortgage Investments, Inc., REIT	2,154	14,820

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Mid-America Apartment Communities, Inc.,
REIT	668	$37,241
Mission West Properties, Inc., REIT (a)	1,383	15,324
Monmouth Capital Corp.	3,578	19,142
Monmouth Real Estate Investment Corp., REIT (a)	2,009	16,193
MortgageIT Holdings, Inc., REIT (a)	805	9,708
National Health Investments, Inc., REIT (a)	600	16,134
National Retail Properties, Inc., REIT	1,520	30,324
Nationwide Health Properties, Inc., REIT	1,747	39,325
New Century Financial Corp., REIT (a)	1,331	60,893
New Plan Realty Trust, Inc., REIT (a)	2,383	58,836
New York Mortgage Trust, Inc., REIT (a)	1,643	6,572
Newcastle Investment Corp., REIT (a)	1,016	25,725
NorthStar Realty Finance Corp., REIT	1,254	15,061
Novastar Financial, Inc., REIT (a)	742	23,455
Omega Healthcare Investors, REIT	1,611	21,297
One Liberty Properties, Inc., REIT	843	16,017
Opteum, Inc., REIT (a)	873	7,874
Origen Financial, Inc. (a)	2,054	13,187
Pan Pacific Retail Properties, Inc., REIT	899	62,364
Parkway Properties, Inc., REIT (a)	305	13,877
Pennsylvania Real Estate
Investment Trust, REIT (a)	945	38,150
PMC Commercial Trust, REIT	1,073	13,649
Post Properties, Inc., REIT	1,052	47,698
ProLogis, REIT	5,558	289,683
PS Business Parks, Inc., REIT	588	34,692
Public Storage, Inc., REIT	3,013	228,687
Ramco-Gershenson Properties Trust, REIT (a)	500	13,465
Realty Income Corp., REIT	1,886	41,303
Reckson Associates Realty Corp., REIT	1,827	75,601
Redwood Trust, Inc., REIT (a)	533	26,026
Regency Centers Corp., REIT	1,383	85,953
Saul Centers, Inc., REIT	452	18,433
Saxon Capital, Inc., REIT (a)	1,489	17,034
Senior Housing Properties Trust, REIT	1,825	32,686
Shurgard Storage Centers, Inc., Class A, REIT	1,142	71,375
Simon Property Group, Inc., REIT	5,543	459,736
Sizeler Property Investors, Inc., REIT (a)	1,053	16,911
SL Green Realty Corp., REIT (a)	949	103,887
Sovran Self Storage, Inc., REIT	309	15,694
Spirit Finance Corp., REIT (a)	1,816	20,448
Strategic Hotel Cap, Inc., REIT	1,088	22,565
Sun Communities, Inc., REIT	500	16,265
Sunstone Hotel Investors, Inc., REIT	940	27,316
Supertel Hospitality, Inc. (a)	3,159	20,533
Tanger Factory Outlet Centers, Inc., REIT	791	25,605
Tarragon Realty Investments, Inc., REIT (a)	701	9,709
Taubman Centers, Inc., REIT	1,389	56,810
The Macerich Company, REIT	1,461	102,562
The Mills Corp., REIT (a)	1,397	37,370
The St. Joe Company (a)	1,851	86,146

The accompanying notes are an integral part of the financial statements. 140

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Thornburg Mortgage, Inc., REIT (a)	2,085	$58,109
Trammell Crow Company, REIT *	976	34,326
Trizec Properties, Inc., REIT (a)	3,905	111,839
Trustreet Properties, Inc., REIT (a)	1,801	23,755
UMH Properties, REIT (a)	882	13,406
United Capital Corp. * (a)	470	12,455
United Dominion Realty Trust, Inc., REIT (a)	3,435	96,214
Universal Health Realty Income Trust, REIT (a)	381	11,944
Urstadt Biddle Properties, Inc., REIT (a)	957	15,590
U-Store-It Trust, REIT	1,086	20,482
Ventas, Inc., REIT	2,153	72,944
Vornado Realty Trust, REIT	3,169	309,136
W. P. Carey & Company LLC (a)	1,077	27,270
Washington Real Estate Investment Trust,
REIT (a)	1,085	39,819
Weingarten Realty Investors, REIT	2,206	84,446
Wellsford Real Properties, Inc. *	2,736	19,344
Windrose Medical Properties Trust, REIT	1,026	14,980
Winston Hotels, Inc., REIT (a)	1,145	14,026
Winthrop Realty Trust, REIT *	2,231	13,252

		9,160,099
Retail Grocery - 0.30%
Arden Group, Inc. (a)	149	16,862
Ingles Markets, Inc.	1,172	19,924
Nash-Finch Company (a)	371	7,899
Pathmark Stores, Inc. *	1,141	10,737
Ruddick Corp.	1,244	30,490
Safeway, Inc.	10,800	280,800
Smart & Final, Inc. * (a)	1,051	17,699
SUPERVALU, Inc.	4,805	147,499
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	1,068	24,265
The Kroger Company	17,628	385,348
United Natural Foods, Inc. * (a)	1,094	36,124
Weis Markets, Inc. (a)	654	26,945
Whole Foods Market, Inc.	3,100	200,384
Wild Oats Markets, Inc. * (a)	980	19,208

		1,224,184
Retail Trade - 4.90%
99 Cents Only Stores * (a)	2,028	21,213
A.C. Moore Arts & Crafts, Inc. * (a)	572	9,329
Aaron Rents, Inc., Class B	1,343	36,100
Abercrombie & Fitch Company, Class A	2,147	119,008
Advance Auto Parts, Inc.	2,666	77,047
Aeropostale, Inc. *	1,447	41,804
American Eagle Outfitters, Inc.	3,820	130,033
AnnTaylor Stores Corp. *	1,816	78,778
Asbury Automotive Group, Inc. * (a)	931	19,495
Barnes & Noble, Inc.	1,735	63,327
Bed Bath & Beyond, Inc. *	7,254	240,615
Best Buy Company, Inc.	12,002	658,190

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Big 5 Sporting Goods Corp. (a)	697	$13,591
Big Lots, Inc. * (a)	3,052	52,128
BJ's Wholesale Club, Inc. *	1,712	48,535
Blair Corp.	277	8,241
Bon-Ton Stores, Inc. (a)	535	11,706
Borders Group, Inc.	1,847	34,096
Build A Bear Workshop, Inc. * (a)	569	12,239
Building Materials Holding Corp. (a)	708	19,732
Cabela's, Inc. * (a)	1,563	30,103
CarMax, Inc. * (a)	2,588	91,770
Casey's General Stores, Inc.	1,293	32,338
Cash America International, Inc.	842	26,944
Cato Corp., Class A	882	22,800
Charlotte Russe Holding, Inc. * (a)	412	9,863
Charming Shoppes, Inc. * (a)	3,032	34,080
Chico's FAS, Inc. *	4,406	118,874
Childrens Place Retail Stores, Inc. * (a)	723	43,416
Christopher & Banks Corp.	1,072	31,088
Circuit City Stores, Inc. (a)	4,544	123,688
Citi Trends, Inc. * (a)	380	16,222
Claire's Stores, Inc.	2,384	60,816
Coldwater Creek, Inc. * (a)	2,349	62,859
Conn's, Inc. * (a)	634	16,833
Cost Plus, Inc. * (a)	654	9,588
Costco Wholesale Corp.	11,530	658,709
CSS Industries, Inc.	278	7,992
CVS Corp.	19,903	611,022
Deb Shops, Inc.	469	11,308
Dick's Sporting Goods, Inc. * (a)	1,295	51,282
Dillard's, Inc., Class A (a)	2,125	67,681
Dollar General Corp.	7,991	111,714
Dollar Tree Stores, Inc. * (a)	2,705	71,682
DSW, Inc., Class A * (a)	1,168	42,539
Family Dollar Stores, Inc.	4,078	99,626
Federated Department Stores, Inc.	12,900	472,140
Finish Line, Inc. (a)	1,326	15,687
First Cash Financial Services, Inc. *	1,108	21,883
Foot Locker, Inc.	3,812	93,356
Fossil, Inc. * (a)	1,887	33,985
Fred's, Inc., Class A (a)	1,167	15,579
FTD Group, Inc. *	974	13,149
GameStop Corp., Class A *	1,791	75,222
Gap, Inc.	20,413	355,186
Genesco, Inc. * (a)	586	19,848
Guitar Center, Inc. * (a)	669	29,750
Hibbett Sporting Goods, Inc. * (a)	985	23,541
Home Depot, Inc.	50,640	1,812,406
Hot Topic, Inc. * (a)	1,270	14,618
Inergy Holdings LP (a)	484	15,498
J.C. Penney Company, Inc.	6,112	412,621
Jo Ann Stores, Inc. * (a)	635	9,303
Kenneth Cole Productions, Inc., Class A	634	14,157

The accompanying notes are an integral part of the financial statements. 141

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Kohl's Corp. *	8,427	$498,204
Limited Brands, Inc.	9,797	250,705
Longs Drug Stores Corp. (a)	947	43,202
Lowe's Companies, Inc.	19,012	1,153,458
Marinemax, Inc. * (a)	499	13,089
Michael's Stores, Inc.	3,332	137,412
MSC Industrial Direct Company, Inc., Class A	1,618	76,968
NBTY, Inc. *	1,745	41,723
New York & Company, Inc. * (a)	1,412	13,795
Nordstrom, Inc.	6,667	243,345
Pacific Sunwear of California, Inc. *	1,916	34,354
Pantry, Inc. * (a)	608	34,984
Payless ShoeSource, Inc. *	1,729	46,977
PETCO Animal Supplies, Inc. *	1,539	31,442
PETsMART, Inc.	3,552	90,931
Pier 1 Imports, Inc. (a)	2,370	16,543
RadioShack Corp. (a)	3,305	46,270
Regis Corp.	1,107	39,420
Rent-A-Center, Inc. *	1,880	46,737
Retail Ventures, Inc. * (a)	1,178	20,992
Rite Aid Corp. * (a)	13,707	58,118
Ross Stores, Inc.	3,604	101,092
Saks, Inc. * (a)	3,567	57,678
School Specialty, Inc. * (a)	595	18,951
Sears Holdings Corp. *	3,883	601,244
Sonic Automotive, Inc. (a)	798	17,700
Spectrum Brands, Inc. * (a)	1,330	17,184
Staples, Inc.	17,880	434,842
Stein Mart, Inc.	1,183	17,508
Steven Madden, Ltd. *	819	24,259
Systemax, Inc. * (a)	1,358	10,592
Talbots, Inc. (a)	1,333	24,594
Target Corp.	21,340	1,042,886
The Buckle, Inc. (a)	491	20,558
The Dress Barn, Inc. * (a)	1,516	38,431
The Men's Wearhouse, Inc.	1,364	41,329
The TJX Companies, Inc.	11,646	266,228
The Yankee Candle, Inc. (a)	1,218	30,462
Tiffany & Company	3,484	115,042
Too, Inc. *	896	34,397
Tractor Supply Company * (a)	969	53,557
Transport World Entertainment Corp. * (a)	1,276	9,213
Tuesday Morning Corp. (a)	1,133	14,899
United Rentals, Inc. * (a)	1,964	62,809
Urban Outfitters, Inc. * (a)	4,077	71,307
ValueVision Media, Inc., Class A *	1,303	14,372
Walgreen Company	25,097	1,125,349
Wal-Mart Stores, Inc.	102,256	4,925,671
Williams-Sonoma, Inc.	2,802	95,408
Zale Corp. *	1,324	31,895
Zumiez, Inc. * (a)	728	27,351

		19,893,450

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services - 0.31%
Allied Waste Industries, Inc. *	8,256	$93,788
Aqua America, Inc. (a)	3,190	72,700
Artesian Resources Corp., Class A	390	11,255
Casella Waste Systems, Inc., Class A * (a)	859	11,244
Darling International, Inc. *	3,093	14,011
Ecolab, Inc.	6,146	249,405
Flanders Corp. * (a)	1,019	10,221
Insituform Technologies, Inc., Class A * (a)	842	19,273
Nalco Holding Company *	3,677	64,826
Republic Services, Inc.	3,061	123,481
Stericycle, Inc. * (a)	1,003	65,295
Waste Connections, Inc. *	1,048	38,147
Waste Management, Inc.	13,228	474,621

		1,248,267
Semiconductors - 2.57%
Actel Corp. * (a)	828	11,882
Advanced Analogic Technologies, Inc. * (a)	1,105	11,580
Advanced Energy Industries, Inc. *	1,181	15,636
Advanced Micro Devices, Inc. *	11,750	286,935
Altera Corp. *	8,744	153,457
American Superconductor Corp. * (a)	1,355	11,965
Amis Holdings, Inc. * (a)	2,325	23,250
Amkor Technology, Inc. * (a)	4,866	46,032
Analog Devices, Inc.	8,814	283,282
Applied Materials, Inc.	39,656	645,600
Applied Micro Circuits Corp. *	9,203	25,124
Asyst Technologies, Inc. *	3,708	27,921
Atmel Corp. * (a)	12,481	69,270
ATMI, Inc. *	884	21,764
Axcelis Technologies, Inc. * (a)	3,094	18,255
Broadcom Corp., Class A *	12,882	387,104
Brooks Automation, Inc. *	2,227	26,279
Cirrus Logic, Inc. * (a)	2,551	20,765
Conexant Systems, Inc. * (a)	13,286	33,215
Credence Systems Corp. * (a)	2,751	9,629
Cree, Inc. * (a)	1,931	45,881
Cymer, Inc. *	927	43,068
Cypress Semiconductor Corp. * (a)	3,407	49,538
Diodes, Inc. *	594	24,615
DSP Group, Inc. *	814	20,228
Emcore Corp. * (a)	1,867	17,923
Emulex Corp. *	2,143	34,867
Entegris, Inc. *	3,709	35,347
Exar Corp. *	1,159	15,380
Fairchild Semiconductor International, Inc. *	3,000	54,510
FormFactor, Inc. * (a)	1,039	46,371
Freescale Semiconductor, Inc., Class B *	9,746	286,532
Genesis Microchip, Inc. * (a)	929	10,739
Hittite Microwave Corp. *	728	26,324
Ikanos Communications, Inc. *	571	8,673
Integrated Device Technology, Inc. *	4,953	70,234

The accompanying notes are an integral part of the financial statements. 142

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Intel Corp.	142,975	$2,709,376
International Rectifier Corp. * (a)	1,710	66,827
Intersil Corp., Class A	3,798	88,304
IXYS Corp. *	1,048	10,061
KLA-Tencor Corp.	4,734	196,792
Kopin Corp. * (a)	2,386	8,613
Kulicke & Soffa Industries, Inc. * (a)	1,704	12,627
Lam Research Corp. *	3,319	154,732
Lattice Semiconductor Corp. *	3,641	22,501
Linear Technology Corp. (a)	7,317	245,046
LSI Logic Corp. * (a)	9,725	87,039
LTX Corp. *	2,407	16,873
Marvell Technology Group, Ltd. *	6,974	309,157
Mattson Technology, Inc. *	1,633	15,954
Maxim Integrated Products, Inc.	7,894	253,476
MEMC Electronic Materials, Inc. *	5,220	195,750
Micrel, Inc. * (a)	2,389	23,914
Microchip Technology, Inc.	5,003	167,851
Micron Technology, Inc. * (a)	17,650	265,809
Microsemi Corp. *	1,610	39,252
MKS Instruments, Inc. *	1,566	31,508
National Semiconductor Corp.	8,385	199,982
Netlogic Microsystems, Inc * (a)	526	16,964
Novellus Systems, Inc. *	3,384	83,585
NVIDIA Corp. *	8,388	178,581
OmniVision Technologies, Inc. * (a)	1,517	32,039
ON Semiconductor Corp. * (a)	6,957	40,907
Pericom Semiconductor Corp. *	1,252	10,392
Photronics, Inc. * (a)	1,017	15,052
Pixelworks, Inc. * (a)	1,533	4,185
PLX Technology, Inc. * (a)	1,683	20,566
PMC-Sierra, Inc. * (a)	4,593	43,174
Power Integrations, Inc. *	884	15,452
QLogic Corp. *	4,592	79,166
Rambus, Inc. * (a)	2,674	60,994
Rudolph Technologies, Inc. * (a)	696	10,092
Semitool, Inc. * (a)	1,295	11,681
Semtech Corp. *	1,939	28,019
Sigmatel, Inc. * (a)	993	4,081
Silicon Image, Inc. *	2,166	23,349
Silicon Laboratories, Inc. * (a)	1,353	47,558
Skyworks Solutions, Inc. * (a)	4,267	23,511
Spansion, Inc. *	2,791	44,489
Stakek Holdings, Inc. * (a)	1,367	6,644
Teradyne, Inc. * (a)	4,828	67,254
Tessera Technologies, Inc. *	1,185	32,588
Texas Instruments, Inc.	38,525	1,166,922
Triquint Semiconductor, Inc. *	4,285	19,111
Ultratech, Inc. *	754	11,868
Varian Semiconductor Equipment
Associates, Inc. * (a)	1,351	44,056
Veeco Instruments, Inc. * (a)	987	23,530

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Vitesse Semiconductor Corp. * (a)	7,135	$10,274
Volterra Semiconductor Corp. * (a)	842	12,849
Xilinx, Inc.	8,437	191,098

		10,420,650
Shipbuilding - 0.00%
Maritrans, Inc. (a)	452	11,255

Software - 2.73%
Activision, Inc. *	6,764	76,974
Adobe Systems, Inc. *	14,739	447,476
Advent Software, Inc. *	841	30,335
Allscripts Healthcare Solution, Inc. * (a)	1,185	20,797
Altiris, Inc. *	860	15,514
American Reprographics Company *	1,242	45,022
ANSYS, Inc. *	844	40,360
Aspen Technology, Inc. * (a)	1,136	14,904
Autodesk, Inc. *	5,700	196,422
Avid Technology, Inc. * (a)	1,051	35,030
BEA Systems, Inc. *	9,720	127,235
Blackbaud, Inc.	1,298	29,465
Blackboard, Inc. * (a)	704	20,388
BMC Software, Inc. *	5,392	128,869
Borland Software Corp. *	2,488	13,137
Bottomline Technologies, Inc. * (a)	701	5,706
CA, Inc.	14,394	295,797
CIBER, Inc. * (a)	1,953	12,870
Citrix Systems, Inc. *	4,350	174,609
Compuware Corp. *	9,683	64,876
Concur Technologies, Inc. * (a)	1,136	17,574
Convera Corp. * (a)	1,155	7,762
Covansys Corp. *	1,149	14,443
Dendrite International, Inc. *	1,224	11,310
Eclipsys Corp. * (a)	1,383	25,115
Epicor Software Corp. * (a)	1,485	15,637
EPIQ Systems, Inc. * (a)	586	9,751
Equinix, Inc. * (a)	649	35,604
Faro Technologies, Inc. * (a)	502	8,514
Hyperion Solutions Corp. *	1,465	40,434
i2 Technologies, Inc. * (a)	605	7,665
InfoUSA, Inc. *	1,618	16,682
Intermediate Telephone, Inc. (a)	814	17,143
Intuit, Inc. *	4,404	265,958
iPass, Inc. * (a)	2,298	12,869
JDA Software Group, Inc. * (a)	960	13,469
Keane, Inc. * (a)	1,789	22,362
Lawson Software, Inc. * (a)	2,977	19,946
Macrovision Corp. *	1,394	29,999
Magma Design Automation, Inc. * (a)	1,215	8,930
Manhattan Associates, Inc. * (a)	889	18,038
Mantech International Corp. *	795	24,534
MapInfo Corp. *	818	10,675
McDATA Corp., Class A * (a)	4,322	17,634

The accompanying notes are an integral part of the financial statements. 143

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Mercury Interactive Corp. * (a)	936	$32,732
Microsoft Corp.	249,674	5,817,404
MicroStrategy, Inc., Class A * (a)	383	37,350
Midway Games, Inc. * (a)	2,296	18,575
Monolithic Power Systems, Inc. * (a)	601	7,110
MRO Software, Inc. *	890	17,862
NAVTEQ Corp. *	2,236	99,904
Neoware Systems, Inc. * (a)	376	4,621
NetIQ Corp. * (a)	1,716	20,918
Novell, Inc. *	9,462	62,733
Nuance Communications, Inc. * (a)	4,002	40,260
Omnicell, Inc. *	978	13,516
Open Solutions, Inc. *	625	16,631
OpenTV Corp., Class A * (a)	4,252	16,540
Opsware, Inc. * (a)	3,124	25,742
Oracle Corp. *	126,604	1,834,492
Packeteer, Inc. *	1,010	11,453
PDF Solutions, Inc. * (a)	890	11,045
Progress Software Corp. * (a)	1,013	23,714
QAD, Inc. (a)	1,379	10,687
Quality Systems, Inc. * (a)	714	26,289
Red Hat, Inc. * (a)	4,438	103,849
Secure Computing Corp. * (a)	1,183	10,174
Smith Micro Software, Inc. * (a)	1,354	21,691
SPSS, Inc. *	606	19,477
SSA Global Technologies, Inc. *	1,665	32,268
Take-Two Interactive Software, Inc. * (a)	1,830	19,508
Taleo Corp. * (a)	619	7,298
THQ, Inc. * (a)	1,585	34,236
Tradestation Group, Inc. * (a)	1,474	18,676
Transaction Systems Architects, Inc., Class A *	1,040	43,358
Ulticom, Inc. * (a)	1,360	14,239
Ultimate Software Group, Inc. * (a)	759	14,542
VeriFone Holdings, Inc. * (a)	1,678	51,145
Verint Systems, Inc. *	861	25,133
Voxware, Inc. * (a)	1,156	6,843
Websense, Inc. *	1,216	24,977

		11,064,826
Steel - 0.31%
Alaska Steel Holding Corp. * (a)	3,083	42,638
Allegheny Technologies, Inc. (a)	2,453	169,846
Carpenter Technology Corp. (a)	606	69,993
Chaparral Steel Company *	618	44,508
NS Group, Inc. *	596	32,828
Nucor Corp.	7,574	410,889
Oregon Steel Mills, Inc. * (a)	966	48,938
Ryerson, Inc. (a)	768	20,736
Schnitzer Steel Industries, Inc. (a)	842	29,874
Steel Dynamics, Inc. (a)	1,364	89,683
Steel Technologies, Inc.	400	7,776
Texas Industries, Inc. (a)	594	31,541

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel (continued)
United States Steel Corp.	2,832	$198,580
Worthington Industries, Inc. (a)	2,219	46,488

		1,244,318
Telecommunications Equipment &
Services - 0.86%
ADC Telecommunications, Inc. *	2,923	49,282
ADTRAN, Inc.	1,920	43,066
Aeroflex, Inc. * (a)	2,286	26,678
Alaska Communications Systems, Inc. (a)	1,363	17,242
Andrew Corp. *	4,240	37,566
Arris Group, Inc. *	2,512	32,957
At Road, Inc. * (a)	2,300	12,696
Atheros Communications, Inc. * (a)	1,466	27,795
Avaya, Inc. *	12,061	137,737
Broadwing Corp. *	2,736	28,318
Carrier Access Corp. *	2,530	20,923
Ciena Corp. * (a)	15,631	75,185
Citizens Communications Company	8,565	111,773
Commonwealth Telephone Enterprises, Inc. (a)	531	17,608
Commscope, Inc. * (a)	1,470	46,187
Comtech Telecommunications Corp. * (a)	596	17,445
Comverse Technology, Inc. *	5,049	99,819
Consolidated Communications Holdings, Inc.	942	15,665
Corning, Inc. *	37,062	896,530
CT Communications, Inc.	1,008	23,053
Ditech Networks, Inc. * (a)	892	7,778
Embarq Corp. *	3,610	147,974
Essex Corp. * (a)	606	11,163
Fairpoint Communications, Inc. (a)	1,162	16,733
Finisar Corp. * (a)	7,070	23,119
First Avenue Networks, Inc. * (a)	2,076	22,587
General Communication, Inc. * (a)	1,902	23,433
Global Crossing, Ltd. * (a)	709	12,599
GlobeTel Communications Corp. * (a)	2,363	2,859
Harmonic, Inc. * (a)	2,336	10,465
InterDigital Communication Corp. * (a)	1,596	55,716
Iowa Telecommunications Services, Inc. (a)	899	17,009
J2 Global Communications, Inc. * (a)	1,232	38,463
JDS Uniphase Corp. *	38,446	97,268
Level 3 Communications, Inc. * (a)	22,568	100,202
Lucent Technologies, Inc. * (a)	110,201	266,686
Mastec, Inc. * (a)	1,635	21,598
MRV Communications, Inc. * (a)	4,132	12,851
NETGEAR, Inc. * (a)	906	19,615
NeuStar, Inc., Class A *	1,389	46,879
Newport Corp. * (a)	1,358	21,891
NTELOS Holdings Corp. *	3,301	47,699
Oplink Communications, Inc. * (a)	938	17,175
PanAmSat Holding Corp.	3,057	76,364
Plantronics, Inc. (a)	1,265	28,096
Polycom, Inc. *	2,636	57,781
Powerwave Technologies, Inc. * (a)	2,958	26,977

The accompanying notes are an integral part of the financial statements. 144

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Premiere Global Services, Inc. * (a)	2,122	$16,021
Price Communications Corp. * (a)	1,470	24,916
RCN Corp. * (a)	1,124	28,021
SAVVIS, Inc. *	1,166	34,525
SBA Communications Corp. *	2,917	76,250
Shenandoah Telecommunications Company (a)	334	15,698
Sirenza Microdevices, Inc. * (a)	1,641	19,922
Sonus Networks, Inc. * (a)	6,821	33,764
Stratex Networks, Inc. * (a)	2,698	9,146
SureWest Communications (a)	618	11,940
Symmetricom, Inc. * (a)	1,441	10,188
Tekelec, Inc. * (a)	1,743	21,526
Tellabs, Inc. *	11,244	149,658
UTStarcom, Inc. * (a)	3,272	25,489
Viasat, Inc. * (a)	822	21,109
Vonage Holdings Corp. * (a)	1,978	16,991
Westell Technologies, Inc., Class A * (a)	2,825	6,187

		3,489,856
Telephone - 2.37%
ALLTEL Corp.	7,976	509,108
AT&T, Inc.	96,463	2,690,353
Atlantic Tele-Network, Inc.	840	17,497
BellSouth Corp.	44,942	1,626,901
Centennial Communications Corp., Class A * (a)	2,831	14,721
CenturyTel, Inc.	3,074	114,199
Cincinnati Bell, Inc. *	7,217	29,590
Harris Corp.	3,269	135,696
IDT Corp. * (a)	2,741	37,798
North Pittsburgh Systems, Inc. (a)	650	17,914
Qwest Communications International, Inc. * (a)	46,356	375,020
Sprint Corp.	72,219	1,443,658
U.S. Cellular Corp. *	2,120	128,472
Valor Communications Group, Inc. (a)	2,078	23,793
Verizon Communications, Inc.	72,555	2,429,867

		9,594,587
Tires & Rubber - 0.03%
Bandag, Inc. (a)	517	18,917
Cooper Tire & Rubber Company (a)	1,725	19,216
Goodyear Tire & Rubber Company * (a)	4,426	49,129
Myers Indiana, Inc.	1,079	18,548

		105,810
Tobacco - 1.11%
Alliance One International, Inc. (a)	3,610	16,028
Altria Group, Inc.	50,928	3,739,643
Loews Corp. - Carolina Group	1,444	74,178
Reynolds American, Inc. (a)	3,610	416,233
Schweitzer Mauduit International, Inc. (a)	486	10,522
Universal Corp.	618	23,002
UST, Inc. (a)	4,045	182,794

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd. (a)	1,299	$21,109

		4,483,509
Toys, Amusements & Sporting Goods - 0.08%
Hasbro, Inc.	4,466	80,879
Jakks Pacific, Inc. * (a)	764	15,349
Marvel Entertainment, Inc. * (a)	2,565	51,300
Mattel, Inc.	9,978	164,737
Russ Berrie & Company, Inc. * (a)	865	10,605

		322,870
Transportation - 0.30%
Alexander & Baldwin, Inc. (a)	1,100	48,697
American Commercial Lines, Inc. * (a)	503	30,306
Bristow Group, Inc. *	603	21,708
C.H. Robinson Worldwide, Inc.	4,258	226,951
Con-way, Inc.	1,301	75,367
Eagle Bulk Shipping, Inc. (a)	795	11,329
Expeditors International of Washington, Inc.	5,272	295,285
Genco Shipping & Trading, Ltd. (a)	639	11,093
General Maritime Corp. (a)	1,004	37,108
Kirby Corp. *	1,384	54,668
K-Sea Transportation Partners LP (a)	311	9,999
Laidlaw International, Inc.	2,593	65,344
Macquarie Infrastructure Company Trust (a)	778	21,465
Marten Transport, Ltd. *	822	17,870
Martin Midstream Partners LP * (a)	364	11,204
Overseas Shipholding Group, Inc. (a)	977	57,789
Pacer International, Inc.	1,142	37,206
SCS Transportation, Inc. *	642	17,674
Ship Finance International, Ltd. (a)	1,165	20,166
Teekay Shipping Corp. (a)	1,850	77,404
Universal Truckload Services, Inc. * (a)	615	20,990
UTI Worldwide, Inc.	1,749	44,127

		1,213,750
Travel Services - 0.42%
Ambassadors Group, Inc.	676	19,523
American Express Company	30,699	1,633,801
Sabre Holdings Corp.	3,208	70,576

		1,723,900
Trucking & Freight - 1.09%
Arkansas Best Corp.	697	34,996
Covenant Transport, Inc. * (a)	805	12,252
CSX Corp.	5,165	363,823
EGL, Inc. *	1,056	53,011
Fedex Corp.	7,397	864,413
Forward Air Corp.	938	38,205
Heartland Express, Inc.	2,765	49,466
Hub Group, Inc., Class A *	1,204	29,534
J.B. Hunt Transport Services, Inc.	3,997	99,565
Knight Transportation, Inc. (a)	2,286	46,177
Landstar Systems, Inc.	1,506	71,128
Navistar International Corp. *	1,786	43,953

The accompanying notes are an integral part of the financial statements. 145

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Old Dominion Freight Lines, Inc. *	1,068	$40,146
OMI Corp. (a)	1,941	42,023
Oshkosh Truck Corp.	1,803	85,679
Plains All American Pipeline LP (a)	1,689	73,759
Ryder Systems, Inc.	1,564	91,385
Swift Transportation, Inc. * (a)	1,960	62,250
United Parcel Service, Inc., Class B	26,978	2,221,099
Wabash National Corp. (a)	876	13,455
Werner Enterprises, Inc. (a)	2,127	43,114
YRC Worldwide, Inc. * (a)	1,424	59,965

		4,439,398
Utility Service - 0.00%
Distributed Energy Systems Corp. * (a)	1,022	5,284
SJW Corp. (a)	656	16,695

		21,979

TOTAL COMMON STOCKS (Cost $337,458,295)		$394,600,890

WARRANTS - 0.00%
Electrical Equipment - 0.00%
Optical Cable Corp.
(Expiration date 10/24/2007; strike
price $4.88) *	24	0

TOTAL WARRANTS (Cost $0)		$0

RIGHTS - 0.00%
Pharmaceuticals - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date
6/12/2008) *	19	2

TOTAL RIGHTS (Cost $0)		$2

CORPORATE BONDS - 0.00%
Metal & Metal Products - 0.00%
Mueller Industries, Inc.
6.00% due 11/01/2014 (a)	$4,000	3,680

TOTAL CORPORATE BONDS (Cost $3,930)		$3,680

SHORT TERM INVESTMENTS - 15.35%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 07/19/2006	$5,000,000	$4,987,550
State Street Navigator Securities Lending
Prime Portfolio (c)	56,260,079	56,260,079
United States Treasury Bills
zero coupon due 07/20/2006 ****	1,000,000	997,578

TOTAL SHORT TERM INVESTMENTS
(Cost $62,245,207)		$62,245,207

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.23%
Repurchase Agreement with State
Street Corp. dated 06/30/2006 at
4.23% to be repurchased at
$4,991,759 on 7/3/2006,
collateralized by $5,120,000 U.S
Treasury Notes, 4.125% due
08/15/2008 (valued at $5,094,400,
including interest) (c)	$4,990,000	$4,990,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,990,000)		$4,990,000

Total Investments (Total Stock Market Index Trust)
(Cost $404,697,432) - 113.88%		$461,839,779
Liabilities in Excess of Other Assets - (13.88)%		(56,307,916)

TOTAL NET ASSETS - 100.00%		$405,531,863

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norweigan Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

The accompanying notes are an integral part of the financial statements. 146

John Hancock Trust
Portfolio of investments — June 30, 2006 Unaudited
(showing percentage of total net assets)

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security
^	Non-Income producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)	Principal amount of security is adjusted for inflation
(e)	Security Fair Valued on June 30, 2006
**	Purchased on a forward commitment
***	At June 30, 2006, all or a portion of this security was pledged to cover forward commitments purchased.
****	At June 30, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements. 147

John Hancock Trust
Notes to Financial Statements (Unaudited)

1. ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers ninety-five separate investment Portfolios, ten of which are index oriented and are as follows: 500 Index, 500 Index B, Bond Index A, Bond Index B, Index Allocation, International Equity Index A, International Equity Index B, Mid Cap Index, Small Cap Index and Total Stock Market Index. Each of the Portfolios, with the exception of Index Allocation, is diversified for purposes of the Investment Company Act of 1940, as amended.

The Index Allocation Portfolio operates as a “Fund of Funds”, investing in shares of underlying funds managed by affiliates of John Hancock Investment Management Services, LLC (the “Adviser”).

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”) and in the case of Series III shares, to certain qualified pension and retirement plans. In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV and H issued by John Hancock Life Insurance Company (“JHLICO”). John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD”) a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Portfolios offer four classes of shares. Series I, Series II and Series III shares are offered for all Portfolios with the exception of 500 Index B, Bond Index B and International Equity Index B. Series NAV shares are offered for all Portfolios with the exception of International Equity Index A. Series I, Series II, Series III and Series NAV shares represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At June 30, 2006, John Hancock USA owned 4,000,000 shares of beneficial interest of the Bond Index A, Series I.

New Portfolios. Effective February 10, 2006, Bond Index A and Index Allocation commenced operations.

Reorganization 500 Index B, Bond Index B and International Equity Index B (collectively, “JHT Acquiring Portfolios”) are accounting and performance successors of John Hancock Variable Series Trust I (“VST”) Equity Index Fund, VST Bond Index Fund and VST International Equity Index Fund (collectively “VST Transferor Funds”). On April 29, 2005 the JHT Acquiring Portfolios acquired substantially all the assets and assumed the liabilities of VST Transferor Funds pursuant to an agreement and plan of reorganization, in exchange for shares of the JHT Acquiring Portfolios.

In addition, on the close of business on April 29, 2005, the International Equity Index, formerly a series of the John Hancock Variable Series Trust I, reorganized into a separate Portfolio of the John Hancock Trust: International Equity Index A. Based on the opinion of tax counsel, this transaction was deemed a taxable reorganization, therefore, the cost basis of investments was restated to fair value on April 29, 2005.

On March 1, 2005, shareholders of the Trust voted to approve an Agreement Plan of Reorganization providing for: (a) the acquisition of all the assets, subject to all of the liabilities, of the listed below Transferor Portfolio, in exchange for a representative amount of shares listed below for the Acquiring Portfolio; (b) the liquidation of the Transferor Portfolio; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, this reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Transferor Portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolio and the Acquiring Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005.

		Acquired	Appreciation		Acquiring	Acquiring
		net asset	(Depreciation)	Shares	Portfolio	Portfolio Total
		value of the	of Transferor	Issued by	Net Assets	Net Assets
		Transferor	Portfolio’s	Acquiring	Prior to	After
Acquiring Portfolio	Transferor Portfolio	Portfolio	investments	Portfolios	Combination	Combination

500 Index B	Equity Index*	$75,352,549	($5,863,974)	5,116,534	$820,850,438	$896,202,987

* Formerly series of JHT

See Note 8 for capital shares issued in connection with above reference reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES The Portfolios in the preparation of the financial statements follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

148

John Hancock Trust
Notes to Financial Statements

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Security Valuation The net asset value of the shares of each Portfolio is determined once daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern time. In the case of Index Allocation, Investments in underlying funds are valued at their respective net asset value each business day. Short-term instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is calculating the net asset value. In view of these factors, it is likely that Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Portfolios will, on an ongoing basis, monitor for “significant market events.” A “significant market event” is a certain percentage change in the value of the S&P index or of certain “iShare Exchange Traded Funds” (“iShares”)* which track foreign markets in which Portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P Index or of iShares, the pricing for all Portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio’s shares reflects the value of the Portfolio’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by JHIMS (the “Adviser”). Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of securities, other assets and other liabilities at the current rate of exchange, at period end, of such currencies against U.S. dollars; and

(ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

*iShares is a registered trademark of Barclays Global Investors, N.A.

149

John Hancock Trust
Notes to Financial Statements

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio becomes aware of such dividends, net of all taxes. Original issue discounts are accreted for financial and tax reporting purposes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense Allocation Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent fees, Blue Sky fees and Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities Lending All Portfolios may lend securities in amounts up to 33 1/3% of each Portfolio’s total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadviser to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2006, the values of securities loaned, cash and securities collateral were as follows:

PORTFOLIO	VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL	VALUE OF SECURITIES COLLATERAL

500 Index	$ 35,357,303	$ 36,260,615	—
500 Index B	34,671,545	35,556,831	—
Bond Index B	40,855,264	40,126,896	$ 1,557,616
International Equity Index A	41,380,426	43,274,640	95,418
International Equity Index B	62,944,872	62,787,009	3,159,904
Mid Cap Index	46,357,071	47,520,762	—
Small Cap Index	100,524,080	103,237,988	66,495
Total Stock Market Index	54,850,159	56,260,079	20,678

Futures All Portfolios may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, a Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

150

John Hancock Trust
Notes to Financial Statements

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open futures contracts at June 30, 2006:

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	APPRECIATION (DEPRECIATION)

500 Index	S&P 500 Index	82	Long	Sep 2006	$256,971

					$256,971

500 Index B	S&P 500 Index	54	Long	Sep 2006	$232,276

					$232,276

International Equity Index A	CAC 40 10 Euro Index	12	Long	Sep 2006	$54,156
	DAX Index	2	Long	Sep 2006	24,274
	EOE Dutch Stock Index	2	Long	Jul 2006	13,846
	FTSE 100 Index	16	Long	Sep 2006	75,086
	Hang Seng Stock Index	1	Long	Jul 2006	4,410
	IBEX 35 Index	3	Long	Jul 2006	29,371
	MSCI Taiwan Stock Index	144	Long	Jul 2006	150,859
	OMX 30 Stock Index	15	Long	Jul 2006	7,179
	S&P Canada 60 Index	2	Long	Sep 2006	4,298
	S&P/MIB 30 Index	2	Long	Sep 2006	22,049
	SPI 200 Index	3	Long	Sep 2006	9,512
	Topix Index	12	Long	Sep 2006	26,198

					$421,238

International Equity Index B	CAC 40 10 Euro Index	8	Long	Sep 2006	$32,754
	DAX Index	2	Long	Sep 2006	24,274
	EOE Dutch Stock Index	3	Long	Jul 2006	20,232
	FTSE 100 Index	14	Long	Sep 2006	65,700
	Hang Seng Stock Index	4	Long	Jul 2006	17,661
	IBEX 35 Index	1	Long	Jul 2006	9,241
	MSCI Taiwan Stock Index	246	Long	Jul 2006	257,338
	OMX 30 Stock Index	15	Long	Jul 2006	8,426
	S&P Canada 60 Index	2	Long	Sep 2006	4,298
	S&P/MIB 30 Index	1	Long	Sep 2006	6,903
	SPI 200 Index	2	Long	Sep 2006	5,989
	Topix Index	12	Long	Sep 2006	26,198

					$479,014

Mid Cap Index	S&P Mid Cap 400 Index	41	Long	Sep 2006	$313,129

					$313,129

Small Cap Index	Russell 2000 Index	20	Long	Sep 2006	$345,685

					$345,685

Total Stock Market Index	Russell 2000 Index	5	Long	Sep 2006	$66,840
	S&P 500 Index	28	Long	Sep 2006	110,104
	S&P Mid Cap 400 Index	2	Long	Sep 2006	20,586

					$197,530

Forward Foreign Currency Contracts All Portfolios may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

151

John Hancock Trust
Notes to Financial Statements

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

At June 30, 2006 certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts at June 30, 2006 were as follows:

		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
PORTFOLIO	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

International Equity Index A	Buys

	Australian Dollar	371,000	Sep 2006	$4,345
	Canadian Dollar	254,000	Sep 2006	1,776
	Euro	1,730,000	Sep 2006	38,585
	Pound Sterling	912,000	Sep 2006	27,060
	Hong Kong Dollar	788,000	Sep 2006	27
	Japanese Yen	185,000,000	Sep 2006	26,197
	Swedish Krona	1,400,000	Sep 2006	3,127

				$101,117

International Equity Index B	Buys

	Australian Dollar	247,000	Sep 2006	$2,892
	Canadian Dollar	254,000	Sep 2006	1,776
	Euro	1,216,000	Sep 2006	27,121
	Hong Kong Dollar	3,156,000	Sep 2006	108
	Pound Sterling	798,000	Sep 2006	23,679
	Japanese Yen	185,000,000	Sep 2006	26,197
	Swedish Krona	1,400,000	Sep 2006	3,127

				$84,900

Federal Income Taxes Each Portfolio’s policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Distribution of Income and Gains During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss car-ryforwards of each Portfolio, would be taxable to such Portfolio if not distributed. Therefore, each Portfolio intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax.

Distributions paid by the Portfolios with respect to each Series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each Series. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital Accounts The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Advisory fees charged to each Portfolio were as follows:

	First	Excess
	$50 million	Over $1 billion
	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets

500 Index	0.470%	0.460%

		Between
	First	$100 million	Excess
Portfolio	$100 million	and $500 million	Over $500 million

500 Index B	0.470%	0.470%	0.460%
International Equity Index B	0.550	0.530	0.530

152

John Hancock Trust
Notes to Financial Statements

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED
Portfolio	Aggregate All Assets

Bond Index A	0.470%
Bond Index B	0.470
Index Allocation	0.050

	First	Excess
	$100 million	Over $100 million
	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets

International Equity Index A	0.550%	0.530%

	First	Between $250 million	Excess
	$250 million	and $500 million	Over $500 million
	of Aggregate	of Aggregate	of Aggregate
Portfolio	Net Assets	Net Assets	Net Assets

Mid Cap Index	0.490%	0.480%	0.460%
Small Cap Index	0.490	0.480	0.460
Total Stock Market Index	0.490	0.480	0.460

For purposes of determining Aggregate Net Assets, the net assets of this series of the Trust and a similar series of John Hancock Funds II and John Hancock Funds III are included.

John Hancock Funds II and John Hancock Funds III are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Expense Reimbursement Pursuant to the Advisory Agreement, the Adviser reimburses the Portfolios for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolios’ business) incurred in excess of, on an annualized basis, 0.05% of the average daily net assets of 500 Index and International Equity Index A, 0.075% of the average daily net assets of Bond Index A, Mid Cap Index, Small Cap Index and Total Stock Market Index.

In the case of 500 Index B, Bond Index B and International Equity Index B, the Adviser has agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.25%, 0.25% and 0.34%, respectively.

In the case of Index Allocation, the Adviser has agreed that if total expenses (absent reimbursement) exceed 0.02% of the average daily net assets, the Adviser would reimburse expenses by an amount such that the total expenses of the Portfolio equals 0.02% . For purposes of the expense reimbursement, total expenses would include the advisory fee but exclude the expenses of the underlying funds and Rule 12b-1 fees.

In the case of the Series III, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees. These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for 500 Index, Bond Index A, Index Allocation and International Equity Index A in the amount of $17,763, $11,747, $17,738 and $299, respectively. This voluntary expense reimbursement may be terminated by the Adviser at any time upon notification to the Trust.

Fund Administration Fees The Advisory Agreement requires the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expenses are allocated to each Portfolio based on its average daily net asset value.

Distribution Plans In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I, Series II and Series III of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, John Hancock Distributors, LLC (“JHD”), for distribution services pursuant to the Plans. JHD is a Delaware limited liability company controlled by John Hancock USA and it serves as principal underwriter and distributor of the variable contracts issued by John Hancock USA, John Hancock New York JHLICO and JHVLICO. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. Accordingly, the Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net asset value, 0.25% of Series II average daily net asset value, and 0.40% of Series III average daily net asset value.

4. TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

153

John Hancock Trust
Notes to Financial Statements

6. TRANSACTIONS WITH AFFILIATES In accordance with the provisions of Rule 17a-7 under the Investment Company Act of 1940, the following Portfolios sold securities to other investment companies managed by the Adviser during the period ended June 30, 2006:

Portfolio	Securities Sold

International Equity Index A	$85,455,611

The trades were executed at the last sale price at the end of the day on April 28, 2006. All transactions were executed in accordance with Rule 17a-7 policies and in accordance with the Trust’s Rule 17a-7 procedures.

7. LINE OF CREDIT All Trust Portfolios, except for Index Allocation, International Equity Index A and International Equity Index B, have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Portfolio on a prorated basis based on average net assets. For the period ended June 30, 2006 there were no borrowings under the line of credit.

8. CAPITAL SHARES Share activity for the Portfolios for the six months or period ended June 30, 2006 and the year ended December 31, 2005 were as follows:

500 Index Trust	Six months ended 6-30-06		Year ended 12-31-05 [l]
	Shares	Amount	Shares	Amount

Series I shares
Sold	1,803,905	$20,042,211	3,898,824	$40,558,840
Distributions reinvested	942,504	10,433,522	1,657,965	16,877,805
Repurchased	(6,247,383)	(69,189,108)	(10,026,556)	(104,869,448)
Net increase (decrease)	(3,500,974)	($38,713,375)	(4,469,767)	($47,432,803)

Series II shares
Sold	180,780	$2,028,656	1,340,813	$13,888,652
Distributions reinvested	87,501	964,264	186,922	1,895,421
Repurchased	(1,863,873)	(20,486,617)	(3,413,169)	(35,355,696)
Net increase (decrease)	(1,595,592)	($17,493,697)	(1,885,434)	($19,571,623)

Series III shares
Sold	18,763	$207,352	217,552	$2,257,392
Distributions reinvested	2,707	29,867	3,942	40,051
Repurchased	(308,262)	(3,327,540)	(70,322)	(735,410)
Net increase (decrease)	(286,792)	($3,090,321)	151,172	$1,562,033

Series NAV shares
Sold	5,120,924	$56,813,470	23,732,163	$246,401,519
Distributions reinvested	271,012	3,000,102	—	—
Repurchased	(27,896,030)	(314,667,671)	(56)	(588)
Net increase (decrease)	(22,504,094)	($254,854,099)	23,732,107	$246,400,931

Net increase (decrease)	(27,887,452)	($314,151,492)	17,528,078	$180,958,538

l Series NAV shares began operations on 10-27-05.

500 Index Trust B	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount

Series NAV shares
Sold	852,080	$14,013,403	16,891,153	$250,837,038
Issued in reorganization (Note 1)	—	—	5,116,534	75,352,549
Distributions reinvested	783,848	12,737,525	1,128,785	17,285,486
Repurchased	(4,835,942)	(78,478,712)	(7,774,203)	(119,697,105)

Net increase (decrease)	(3,200,014)	($51,727,784)	15,362,269	$223,777,968

Bond Index Trust A	Period ended 6-30-06 [i]		Year ended 12-31-05
	Shares	Amount	Shares	Amount

Series I shares
Sold	4,005,553	$50,068,986	—	—
Repurchased	—	(6)	—	—
Net increase (decrease)	4,005,553	$50,068,980	—	—

Series NAV shares
Sold	917,404	$11,399,978	—	—

Net increase (decrease)	4,922,957	$61,468,958	—	—

i Period from 2-10-06 (commencement of operations) to 6-30-06.

154

John Hancock Trust
Notes to Financial Statements

CAPITAL SHARES, CONTINUED

Bond Index Trust B	Six months ended 6-30-06		Year ended 12-31-05
	Shares	Amount	Shares	Amount

Series NAV shares
Sold	291,068	$2,896,695	1,595,958	$15,969,921
Distributions reinvested	630,948	6,113,891	308,869	3,081,961
Repurchased	(1,751,102)	(17,336,553)	(4,073,936)	(40,894,323)

Net increase (decrease)	(829,086)	($8,325,967)	(2,169,109)	($21,842,441)

Index Allocation Trust	Period ended 6-30-06 [i]
	Shares	Amount

Series II shares
Sold	3,064,683	$38,180,577
Distributions reinvested	14,444	180,703
Repurchased	(1,808)	(21,981)

Net increase (decrease)	3,077,319	$38,339,299

i Period from 2-10-06 (commencement of operations) to 6-30-06.

International Equity Index Trust	Period from 1-1-05 to 4-29-05 [a]
	Shares	Amount

Series I shares
Sold	1,141,073	$18,624,496
Distributions reinvested	619,587	8,976,344
Transferred out (Note 1)	(6,239,857)	(89,961,587)
Repurchased	(257,179)	(4,158,843)
Net increase (decrease)	4,736,376	($66,519,590)

Series II shares
Sold	241,807	$3,947,913
Distributions reinvested	182,286	2,637,912
Transferred out (Note 1)	(1,859,785)	(26,808,028)
Repurchased	(138,494)	(2,241,711)
Net increase (decrease)	1,574,186	($22,463,914)

Series NAV shares
Sold	1,554,164	$25,595,120
Distributions reinvested	1,540,340	22,188,657
Transferred out (Note 1)	(15,002,326)	(214,637,507)
Repurchased	(373,904)	(6,112,681)
Net increase (decrease)	(12,281,726)	($172,966,411)

Net increase (decrease)	(18,592,288)	($261,949,915)

a Effective after the close of business on 4-29-05, former VST International Equity Index Fund reorganized into two separate Portfolios: Series I and Series II that were transferred to newly formed International Equity Index A and Series NAV that were transferred to newly formed International Equity Index B. See Note 1.

International Equity Index Trust A	Six months ended 6-30-06 [m]		Year ended 12-31-05[a,b]
	Shares	Amount	Shares	Amount

Series I shares
Sold	2,422,781	$44,624,737	1,169,659	$17,938,016
Transferred in (Note 1)	—	—	6,239,857	89,961,587
Distributions reinvested	140,344	2,608,992	—	—
Repurchased	(235,696)	(4,197,039)	(336,035)	(5,171,188)
Net increase (decrease)	2,327,429	$43,036,690	7,073,481	$102,728,415

Series II shares
Sold	452,429	$8,284,525	456,873	$6,841,419
Transferred in (Note 1)	—	—	1,859,785	26,808,028
Distributions reinvested	32,728	608,081	—	—
Repurchased	(245,625)	(4,429,208)	(329,801)	(5,149,507)
Net increase (decrease)	239,532	$4,463,398	1,986,857	$28,499,940

Series III shares
Sold	157	$2,889	2,871	$46,005
Distributions reinvested	37	696	—	—
Repurchased	(3,058)	(53,794)	—	—
Net increase (decrease)	(2,864)	($50,209)	2,871	$46,005

Series NAV shares
Sold	311,476	$5,706,043	—	—
Distributions reinvested	1,714	31,850	—	—
Repurchased	(1,248)	(21,912)	—	—
Net increase (decrease)	311,942	$5,715,981	—	—

Net increase (decrease)	2,876,039	$53,165,860	9,063,209	$131,274,360

a Period from 4-30-05 to 12-31-05.

b Effective after the close of business on 4-29-05, former VST International Equity Index Fund reorganized into two separate Portfolios: Series I and Series II that were transferred to newly formed International Equity Index A and Series NAV that were transferred to newly formed International Equity Index B. See Note 1.

m Series NAV shares began operations on 2-10-2006.

155

John Hancock Trust
Notes to Financial Statements

CAPITAL SHARES, CONTINUED

International Equity Index Trust B	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	—	—	1,141,073	$18,624,496
Transferred out (Note 1)	—	—	(6,239,857)	(89,961,587)
Distributions reinvested	—	—	619,587	8,976,344
Repurchased	—	—	(257,179)	(4,158,843)
Net increase (decrease)	—	—	(4,736,376)	($66,519,590)

Series II shares
Sold	—	—	241,807	$3,947,913
Transferred out (Note 1)	—	—	(1,859,785)	(26,808,028)
Distributions reinvested	—	—	182,286	2,637,912
Repurchased	—	—	(138,494)	(2,241,711)
Net increase (decrease)	—	—	(1,574,186)	($22,463,914)

Series NAV shares
Sold	2,233,391	$41,432,030	12,295,426	$189,088,433
Distributions reinvested	421,887	7,788,027	1,540,340	22,188,657
Repurchased	(7,010,965)	(133,114,996)	(1,522,393)	(23,877,363)
Net increase (decrease)	(4,355,687)	($83,894,939)	12,313,373	$187,399,727

Net increase (decrease)	(4,355,687)	($83,894,939)	6,002,811	$98,416,223

a Effective after the close of business on 4-29-05, International Equity Index, formerly a series of VST, reorganized into two separate Portfolios of the John Hancock Trust: International Equity Index A and International Equity Index B. See Note 1 to the financial statements.

Mid Cap Index Trust	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount

Series I shares
Sold	912,561	$17,060,678	1,798,567	$30,277,133
Distributions reinvested	646,237	11,774,443	476,699	7,617,625
Repurchased	(417,575)	(7,696,789)	(1,222,813)	(20,581,886)
Net increase (decrease)	1,141,223	$21,138,332	1,052,453	$17,312,872

Series II shares
Sold	153,791	$2,885,402	508,979	$8,586,045
Distributions reinvested	169,642	3,082,400	137,891	2,197,962
Repurchased	(454,832)	(8,298,668)	(680,335)	(11,444,523)
Net increase (decrease)	(131,399)	($2,330,866)	(33,465)	($660,516)

Series III shares
Sold	3,926	$73,886	39,347	$664,199
Distributions reinvested	3,515	63,769	1,940	30,877
Repurchased	(77,016)	(1,339,532)	(19,589)	(329,969)
Net increase (decrease)	(69,575)	($1,201,877)	21,698	$365,107

Series NAV shares
Sold	6,374,220	$118,522,485	4,247,668	$71,127,332
Distributions reinvested	246,539	4,491,932	—	—
Repurchased	(39,747)	(735,612)	(128,587)	(2,133,162)
Net increase (decrease)	6,581,012	$122,278,805	4,119,081	$68,994,170

Net increase (decrease)	7,521,261	$139,884,394	5,159,767	$86,011,633

b Series NAV shares began operations on 4-29-05.

156

John Hancock Trust
Notes to Financial Statements

CAPITAL SHARES, CONTINUED

Small Cap Index Trust	Six months ended 6-30-06		Year ended 12-31-05 [a]
	Shares	Amount	Shares	Amount

Series I shares
Sold	1,327,847	$21,570,328	1,511,436	$21,581,630
Distributions reinvested	418,145	6,661,052	546,754	7,381,178
Repurchased	(487,911)	(7,708,175)	(1,336,799)	(19,179,561)
Net increase (decrease)	1,258,081	$20,523,205	721,391	$9,783,247

Series II shares
Sold	121,870	$1,965,505	505,628	$7,105,859
Distributions reinvested	102,910	1,634,209	150,220	2,023,475
Repurchased	(439,683)	(6,938,673)	(746,347)	(10,607,957)
Net increase (decrease)	(214,903)	($3,338,959)	(90,499)	($1,478,623)

Series III shares
Sold	16,768	$270,003	47,085	$678,308
Distributions reinvested	2,176	34,470	3,237	43,510
Repurchased	(69,936)	(1,044,972)	(36,086)	(521,489)
Net increase (decrease)	(50,992)	($740,499)	14,236	$200,329

Series NAV shares
Sold	2,282,026	$36,622,302	6,456,609	$88,447,189
Distributions reinvested	219,017	3,491,132	—	—
Repurchased	(117,659)	(1,893,106)	(220,753)	(3,191,294)
Net increase (decrease)	2,383,384	$38,220,328	6,235,856	$85,255,895

Net increase (decrease)	3,375,570	$54,664,075	6,880,984	$93,760,848

a Series NAV shares began operations on 4-29-05.

Total Stock Market Index Trust	Six months ended 6-30-06		Year ended 12-31-05 [b]
	Shares	Amount	Shares	Amount

Series I shares
Sold	1,141,758	$13,619,246	2,503,510	$27,713,985
Distributions reinvested	262,400	3,119,936	183,938	1,971,763
Repurchased	(769,596)	(9,195,572)	(1,292,025)	(14,334,508)
Net increase (decrease)	634,562	$7,543,610	1,395,423	$15,351,240

Series II shares
Sold	127,902	$1,516,654	563,763	$6,178,502
Distributions reinvested	43,508	515,574	30,972	331,096
Repurchased	(263,300)	(3,131,496)	(665,103)	(7,331,557)
Net increase (decrease)	(91,890)	($1,099,268)	(70,368)	($821,959)

Series III shares
Sold	3,867	$45,928	46,903	$512,259
Distributions reinvested	517	6,106	171	1,825
Repurchased	(24,252)	(277,711)	(10,118)	(112,960)
Net increase (decrease)	(19,868)	($225,677)	36,956	$401,124

Series NAV shares
Sold	62,681	$747,983	17,846,939	$186,030,492
Distributions reinvested	211,466	2,514,331	—	—
Repurchased	(1,590,980)	(19,013,739)	(3,150,735)	(34,796,714)
Net increase (decrease)	(1,316,833)	($15,751,425)	14,696,204	$151,233,778

Net increase (decrease)	(794,029)	($9,532,760)	16,058,215	$166,164,183

b Series NAV shares began operations on 4-29-05.

9. INVESTMENT TRANSACTIONS The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the period ended June 30, 2006:

		PURCHASES	SALES AND MATURITIES
PORTFOLIO	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS

500 Index	—	$44,583,487	—	$363,123,690
500 Index B	—	35,503,654	—	89,969,462
Bond Index A	$22,919,226	33,457,215	$17,060,298	125,137
Bond Index B	39,131,218	2,199,244	61,521,139	8,342,959
Index Allocation	—	38,350,586	—	22,744
International Equity Index A	—	64,930,560	—	13,439,314
International Equity Index B	—	55,187,136	—	132,806,428
Mid Cap Index	—	151,631,623	—	34,375,995
Small Cap Index Trust	—	131,501,589	—	81,995,419
Total Stock Market Index	—	6,221,630	—	10,229,780

157

John Hancock Trust
Notes to Financial Statements

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was as follows:

				NET UNREALIZED
	AGGREGATE	UNREALIZED	UNREALIZED	APPRECIATION/
PORTFOLIO	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)

500 Index	$1,121,311,228	$213,082,579	($91,394,289)	$121,688,290
500 Index B	978,615,276	178,770,329	(51,053,730)	127,716,599
Bond Index A	81,547,573	932	(943,345)	(942,413)
Bond Index B	227,162,814	1,113,180	(5,056,798)	(3,943,618)
Index Allocation	38,327,078	2,312	(370,431)	(368,119)
International Equity Index A	229,893,966	31,553,130	(2,723,528)	28,829,602
International Equity Index B	371,629,175	58,321,592	(3,999,457)	54,322,135
Mid Cap Index	477,461,545	71,793,920	(12,751,351)	59,042,569
Small Cap Index	482,633,275	63,890,231	(16,326,512)	47,563,719
Total Stock Market Index	399,517,517	71,879,674	(9,557,412)	62,322,262

10. INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Index Allocation Portfolio invests primarily in the underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2006, a summary of the Index Allocation Portfolio transactions in the securities of affiliated issuers is set forth below:

		BEGINNING			ENDING
	AFFILIATE –	SHARE	SHARES	SHARES	SHARE	SALE	ENDING
PORTFOLIO	SERIES NAV	AMOUNT	PURCHASED	SOLD	AMOUNT	PROCEEDS	VALUE

Index Allocation
	500 Index	—	1,227,915	—	1,227,915	—	$13,273,763
	Bond Index A	—	917,404	—	917,404	—	11,375,815
	International Equity Index A	—	313,190	1,248	311,942	$21,912	5,717,893
	Mid Cap Index	—	211,990	—	211,990	—	3,784,024
	Small Cap Index	—	244,432	50	244,381	832	3,807,464

158

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”).

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds and approving the Trust’s advisory and sub-advisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of subadvisory agreements because such fees are paid by the Adviser and not the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affili-ates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF ADVISORY AGREEMENT

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and itssubadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) (a) with respect to each Fund (except those listed below), considered that the Adviser has agreed to waive its management fee for each of these Funds (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”): The Reimbursement shall equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $50 billion. The amount of the Reimbursement shall be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Participating Portfolio, and that Reimbursement may be terminated or modified by the Adviser only upon notice to the Trust and approval of the Board of Trustees of the Trust. (The Funds that are not Participating Portfolios are: 500 Index Trust B, International Equity Index Trust B, Bond Index Trust B, and Index Allocation Trust.)

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have sub-advisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

159

John Hancock Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

APPROVAL OF ADVISORY AGREEMENT, CONTINUED

(b) reviewed the profitability of the JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect bene-fits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of the Index Allocation Trust (a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and generally are competitive within the range of industry norms;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

160

John Hancock Trust
Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2006	Fees And Expenses	Comments

500 Index	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index and its peer group average	lower than its peer group median.	of the Trust is within the expected
(MFC Global Investment	over the one, three and five		tracking error guidelines gross of
Management (U.S.A.) Limited	year periods.	Advisory fees for this Trust are	fees over all available time periods.
higher than its peer group median.
The Board also noted the relatively
		Total expenses for this Trust are	small range among the funds in its
		higher than its peer group median.	peer group.

500 Index B	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index over the one, three and five	lower than its peer group.	of the Trust is within the expected
(MFC Global Investment	year periods.		tracking error guidelines gross of
Management (U.S.A.) Limited)		Advisory fees for this Trust are	fees over all available time periods.
	The Trust lagged its peer group	lower than its peer group.
	average over the one and three		The Board also noted the relatively
	year periods and outperformed its	Total expenses for this Trust are	small range among the funds in its
	peer group average over the five	lower than its peer group.	peer group.
year period.

Bond Index A	See “Comments.”	Subadvisory fees for this Trust are	The Trust recently commenced
		lower than its peer group median.	operations on February 10, 2006
(Declaration Management &			and has limited performance history.
Research LLC)		Advisory fees for this Trust are
higher than its peer group median.

Total expenses for this Trust are
higher than its peer group median.

Bond Index B	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index over the one, three and five	lower than its peer group median.	is within the expected tracking
(Declaration Management &	year periods.		error guidelines gross of fees over
Research LLC)		Advisory fees for this Trust are	all available time periods.
	The Trust lagged its peer group	lower than its peer group median.
	average over the three year period.		The Board further noted relatively
	The Trust outperformed its peer	Total expenses for this Trust are	small range among the funds in its
	group average over the one, and	lower than its peer group median.	peer group.
five year periods.

International Equity Index A	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index over the one year period.	higher than its peer group median.	of the Trust is within the expected
(SSgA Funds Management, Inc.)			tracking error guidelines gross
	The Trust outperformed its peer	Advisory fees for this Trust are	of fees.
	group average over the one	higher than its peer group median.
year period.
Total expenses for this Trust are
higher than its peer group median.

International Equity Index B	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board took into account the
	index over the one, three and five	higher than the peer group median.	Trust’s performance against its peers.
(SSgA Funds Management, Inc.)	year periods.
Advisory fees for this Trust are
	The Trust outperformed its peer	lower than the peer group median.
group average over the one, three
	and five periods.	Total expenses for this Trust are
lower than the peer group median.

161

John Hancock Trust
Appendix A

Performance of
Portfolio	Trust, as of
(Subadviser)	March 31, 2006	Fees And Expenses	Comments

Mid Cap Index	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index over the one, three and five	lower than its peer group median.	is within the expected tracking
(MFC Global Investment	year periods.		error guidelines gross of fees over all
Management (U.S.A.) Limited)		Advisory fees for this Trust are	available time periods.
	The Trust outperformed its peer	higher than its peer group median.
group average over the one, three,
	and five year periods.	Total expenses for this Trust are
higher than its peer group median.

Small Cap Index	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index over the one, three and five	lower than its peer group median.	is within the expected tracking error
(MFC Global Investment	year periods.		guidelines gross of fees over all
Management (U.S.A.) Limited)		Advisory fees for this Trust are	available time periods.
	The Trust lagged its peer group	higher than its peer group median.
average over the three and five
	year periods and outperformed its	Total expenses for this Trust are
	peer group average over the one	higher than its peer group median.
year period.

Total Stock Market Index	The Trust lagged its benchmark	Subadvisory fees for this Trust are	The Board noted that performance
	index over the one, three and five	lower than its peer group median.	is within the expected tracking error
(MFC Global Investment	year periods.		guidelines gross of fees over all
Management (U.S.A.) Limited)		Advisory fees for this Trust are	available time periods.
	The Trust outperformed its peer	higher than its peer group median.
	group average over the one, three		The Board noted that performance
	and five year periods.	Total expenses for this Trust are	net of fees was above index and
		higher than its peer group median.	peer group.

162

John Hancock Trust
Trustees and Officers Information (Unaudited)

The Trustees and Officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios.

DISINTERESTED TRUSTEES

Principal Occupation(s) and
Name, Address and Age	Position with the Trust[1]	Other Directorships During Past Five Years

Don B. Allen	Trustee	Adviser, Sinicon Plastics Inc. (plastic injection molding).
601 Congress Street	(since 1985)
Boston, MA 02210
Born: 1928
Charles L. Bardelis	Trustee	President and Executive Officer, Island Commuter Corp.
601 Congress Street	(since 1988)	(Marine Transport).
Boston, MA 02210		Trustee of John Hancock Funds II (since 2005) and John Hancock
Born: 1941		Funds III (since 2005).
Peter S. Burgess	Trustee	Consultant (financial, accounting and auditing matters) (since 1999).
601 Congress Street	(since 2005)	Certified Public Accountant; Partner; Arthur Andersen (prior to 1999).
Boston, MA 02210
Born: 1942		Director of the following publicly traded companies: PMA Capital
Corporation (since 2004) and Lincoln Educational Services
Corporation (since 2004).
Trustee of John Hancock Funds II (since 2005) and John Hancock
Funds III (since 2005).
Elizabeth G. Cook	Trustee	Expressive Arts Therapist, Massachusetts General Hospital
601 Congress Street	(since 2005)[2]	(September 2001 to present); Expressive Arts Therapist, Dana Farber
Boston, MA 02210		Cancer Institute (September 2000 to January 2004); President, The
Born: 1937		Advertising Club of Greater Boston.
Trustee of John Hancock Funds II (since 2005) and John Hancock
Funds III (since 2005).
Hassell H. McClellan	Trustee	Associate Professor, The Graduate School of the Wallace E. Carroll
601 Congress Street	(since 2005)[2]	School of Management, Boston College.
Boston, MA 02210		Trustee of John Hancock Funds II (since 2005) and John Hancock
Born: 1945		Funds III (since 2005).
James. M. Oates	Chairman	Managing Director, Wydown Group (financial consulting firm)
601 Congress Street	(since 2005)	(since 1994); Chairman, Emerson Investment Management, Inc.
Boston, MA 02210	Trustee	(since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX
Born: 1946	(since 2004)	Capital Markets, Inc.) (financial services company) (since 1997).
Director of the following publicly traded companies: Stifel Financial
(since 1996); Investor Financial Services Corporation (since 1995);
and Connecticut River Bancorp (since 1998).
Trustee of John Hancock Funds II (since 2005) and John Hancock
Funds III (since 2005); Director, Phoenix Mutual Funds (since 1988;
overseeing 20 portfolios).
F. David Rolwing	Trustee	Former Chairman, President and CEO, Montgomery Mutual Insurance
601 Congress Street	(since 1997)[3]	Company, 1991 to 1999. (Retired 1999).
Boston, MA 02210
Born: 1934

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2 Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.
3 Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

163

John Hancock Trust
Trustees and Officers Information (Unaudited)

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

Principal Occupation(s) and
Name, Address and Age	Position with the Trust[1]	Other Directorships During Past Five Years

James R. Boyle[2]	Trustee	President, John Hancock Annuities; Executive Vice President, John
601 Congress Street	(since 2005)	Hancock Life Insurance Company (since June 2004); President U.S.
Boston, MA 02210		Annuities; Senior Vice President, The Manufacturers Life Insurance
Born: 1959		Company (U.S.A) (prior to 2004).
John D. Richardson[2,3]	Trustee	Retired; Former Senior Executive Vice President, Office of the President,
601 Congress Street	(since 1997)	Manulife Financial, February 2000 to March 2002 (Retired, March
Boston, MA 02210		2002); Executive Vice President and General Manager, U.S.
Born: 1938		Operations, Manulife Financial, January 1995 to January 2000.
Director of BNS Split Corp and BNS Split Corp. II, publicly traded companies listed on the Toronto Stock Exchange.
Keith F. Hartstein[4]	President	Senior Vice President, Manulife Financial Corporation (since 2004);
601 Congress Street	(since 2005)	Director, President and Chief Executive Officer, John Hancock
Boston, MA 02210		Advisers, LLC and The Berkeley Financial Group, LLC (“The
Born: 1956		Berkeley Group”) (holding company); Director, President and Chief
Executive Officer, John Hancock Funds, LLC (“John Hancock Funds”);
Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation (“SAMCorp.”); Director, John Hancock
Signature Services, Inc.; Director, Chairman and President, NM Capital
Management, Inc. (NM Capital) (since 2005); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003);
Executive Vice President, John Hancock Funds, LLC (until 2005).
John G. Vrysen[4]	Chief Financial Officer	Executive Vice President and Chief Financial Officer, John Hancock
601 Congress Street	(since 2005)	Funds, LLC, July 2005 to present; Senior Vice President and General
Boston, MA 02210		Manager, Fixed Annuities, John Hancock Financial Services,
Born: 1955		September 2004 to July 2005; Executive Vice President, Operations,
Manulife Wood Logan, July 2000 to September 2004.
Gordon M. Shone[4]	Treasurer	Senior Vice President, John Hancock Life Insurance Company (U.S.A.),
601 Congress Street	(since 2005)	January 2001 to present; Vice President, The Manufacturers Life
Boston, MA 02210		Insurance Company (U.S.A.), August 1998 to December 2000.
Born: 1956
John D. Danello[4]	Secretary	Vice President/Chief Counsel, US Wealth Management, John Hancock
601 Congress Street	(since 2005)	Financial Services, Inc., February 2005 to present, Vice President/Chief
Boston, MA 02110		Counsel, Life Insurance & Asset Management, Allmerica Financial
Born: 1955		Corporation, Inc., 2001 to February 2005.
Francis V. Knox, Jr.	Chief Compliance Officer	Vice President and Chief Compliance Officer for John Hancock
601 Congress Street	(since 2005)	Investment Company, John Hancock Life Insurance Company
Boston, MA 02210		(U.S.A.), John Hancock Life Insurance Company and John Hancock
Born: 1947		Funds (since 2005); Fidelity Investments - Vice President and Assistant
Treasurer, Fidelity Group of Funds (until 2004); Fidelity Investments -
Vice President and Ethics & Compliance Officer (until 2001).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
2 The Trustee is an “interested person” (as defined in the 1940 Act) due to his position (prior position in the case of John D. Richardson) with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.
3 Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.
4 Affiliated with the Adviser.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available without charge, upon request, by calling 1-800-344-1029 or on the SEC internet website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St.,
N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

164

Management of the Trust

Trustees

James M. Oates, Chairman of the Board
Don B. Allen
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
F. David Rolwing
John D. Richardson

Officers

Keith F. Hartstein, President
John G. Vrysen, Chief Financial Officer
Gordon M. Shone, Treasurer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock
601 Congress Street
Boston MA 02210-2805

PRESORTED STD
U.S. POSTAGE
PAID
RANDOLPH, MA
PERMIT NO. 75

JHTISA 8/06

John Hancock Trust

Lifestyle Trusts

Semiannual Report
June 30, 2006
Unaudited Financial Statements

0806: 1115018

John Hancock Trust
President’s Message

To our shareholders:

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pullback that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2003 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4%. However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

2

John Hancock Trust
Semiannual Report - Table of Contents

Sector Weightings	4

Understanding Your Portfolio’s Expenses	5

Statements of Assets and Liabilities	8

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	13

Portfolio of Investments (See below for each Portfolio’s page #)	18–20

Notes to Financial Statements	21

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees	29

Trustees and Officers Information	33

Portfolio	Portfolio of Investments
Lifestyle Aggressive Trust	18
Lifestyle Balanced Trust	18
Lifestyle Conservative Trust	18
Lifestyle Growth Trust	19
Lifestyle Moderate Trust	19

3

John Hancock Trust
Sector Weightings

Lifestyle Aggressive Trust

Equity Asset Allocation	% of Total
International	24.12
International Small Cap	5.98
Natural Resources	5.08
U.S. Large Cap	37.71
U.S. Mid Cap	13.02
U.S. Small Cap	14.09
Total	100.00

Lifestyle Balanced Trust

Equity Asset Allocation	% of Total
International	10.18
International Small Cap	2.00
Natural Resources	4.28
Real Estate	5.07
U.S. Large Cap	29.90
U.S. Mid Cap	1.00
U.S. Small Cap	3.01
Total Equity	55.44

Fixed Income Asset Allocation
Global Bond	2.98
High Yield Bond	12.88
Intermediate Bond	8.88
Multi-Sector Bond	14.86
Treasury Inflation Protected Securities	4.96
Total Fixed Income	44.56
Total	100.00

Lifestyle Conservative Trust

Equity Asset Allocation	% of Total
International	5.05
Real Estate	5.05
U.S. Large Cap	8.11
Total Equity	18.21

Fixed Income Asset Allocation
Global Bond	8.03
High Yield Bond	7.96
Intermediate Bond	27.90
Long Term Bond	4.98
Multi-Sector Bond	17.97
Short Term Bond	10.95
Treasury Inflation Protected Securities	4.00
Total Fixed Income	81.79
Total	100.00

Lifestyle Growth Trust

Equity Asset Allocation	% of Total
International	16.22
International Small Cap	4.00
Natural Resources	4.24
Real Estate	2.00
U.S. Large Cap	38.75
U.S. Mid Cap	7.98
U.S. Small Cap	7.01
Total Equity	80.20

Fixed Income Asset Allocation
Global Bond	1.98
High Yield Bond	6.93
Intermediate Bond	3.97
Multi-Sector Bond	3.94
Treasury Inflation Protected Securities	2.98
Total Fixed Income	19.80
Total	100.00

Lifestyle Moderate Trust

Equity Asset Allocation	% of Total
International	11.33
Real Estate	4.08
U.S. Large Cap	17.08
U.S. Small Cap	4.11
Total Equity	36.60

Fixed Income Asset Allocation
Global Bond	5.97
High Yield Bond	11.84
Intermediate Bond	21.85
Long Term Bond	1.96
Multi-Sector Bond	15.86
Short Term Bond	1.96
Treasury Inflation Protected Securities	3.96
Total Fixed Income	63.40
Total	100.00

* Percentages are based on net assets as of 6-30-06.

4

John Hancock Trust
Understanding your portfolio’s expenses

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio held from January 1, 2006 through June 30, 2006. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the “Expenses Paid During Period” row as shown below for your Series.

Hypothetical Example for Comparison Purposes

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second table for each Portfolio is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs and insurance-related charges were included, your costs would have been higher.

In addition to the operating expenses which the Portfolios bear directly, certain Portfolios indirectly bear a pro rata share of the operating expenses of the underlying funds in which the Portfolios invest. Because the underlying funds have varied operating expenses and transaction costs and a Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

Expense and Value of a $1,000 Investment

Lifestyle Aggressive

Actual Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,046.00	1,045.10	1,043.30	1,046.30
Expenses Paid During Period*	0.51	1.53	3.06	0.31
Hypothetical 5% Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,024.30	1,023.30	1,021.80	1,024.50
Expenses Paid During Period*	0.51	1.52	3.03	0.30
Annualized Expense Ratios	Series I	Series II	Series IIIA	Series NAV
	0.11%	0.31%	0.61%	0.06%

5

John Hancock Trust
Understanding you portfolio’s expenses

Lifestyle Balanced

Actual Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,028.20	1,026.60	1,025.60	1,028.90
Expenses Paid During Period*	0.51	1.52	3.04	0.30
Hypothetical 5% Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,024.30	1,023.30	1,021.80	1,024.50
Expenses Paid During Period*	0.51	1.52	3.03	0.30
Annualized Expense Ratios	Series I	Series II	Series IIIA	Series NAV
	0.11%	0.31%	0.61%	0.06%

Lifestyle Conservative

Actual Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,013.20	1,011.60	1,010.70	1,012.50
Expenses Paid During Period*	0.60	1.51	3.02	0.30
Hypothetical 5% Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,024.20	1,023.30	1,021.80	1,024.50
Expenses Paid During Period*	0.61	1.52	3.03	0.30
Annualized Expense Ratios	Series I	Series II	Series IIIA	Series NAV
	0.11%	0.31%	0.61%	0.06%

Lifestyle Growth

Actual Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,033.70	1,032.90	1,030.50	1,034.60
Expenses Paid During Period*	0.51	1.52	3.05	0.31
Hypothetical 5% Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,024.30	1,023.30	1,021.80	1,024.50
Expenses Paid During Period*	0.51	1.52	3.03	0.30
Annualized Expense Ratios	Series I	Series II	Series IIIA	Series NAV
	0.11%	0.31%	0.61%	0.06%

6

John Hancock Trust
Understanding your portfolio’s expenses

Lifestyle Moderate

Actual Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,019.30	1,018.50	1,016.80	1,020.20
Expenses Paid During Period*	0.50	1.51	3.03	0.30
Hypothetical 5% Portfolio Return	Series I	Series II	Series IIIA	Series NAV
Beginning Account Value 01/01/2006	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 06/30/2006	1,024.30	1,023.30	1,021.80	1,024.50
Expenses Paid During Period*	0.51	1.52	3.03	0.30
Annualized Expense Ratios	Series I	Series II	Series IIIA	Series NAV
	0.11%	0.31%	0.61%	0.06%

*	Expenses are equal to the Portfolio’s annualized expense ratio for each respective series, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

7

John Hancock Trust
Statements of Asset and Liabilities - June 30, 2006 (Unaudited)

Assets	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Conservative
Investments in affiliated funds, at value	$575,956,834	$6,882,442,296	$658,248,214
Receivable for investments sold	391,453	930,483	1,495,275
Receivable for shares sold	136,572	8,766,773	1,873
Other assets	4,058	33,592	4,207
Total assets	576,488,917	6,892,173,144	659,749,569

Liabilities
Due to custodian	1,446	4,841	4,125
Payable for investments purchased	136,443	8,624,607	—
Payable for shares repurchased	993,196	1,559,050	1,543,245
Other payables and accrued expenses	30,320	208,463	28,866
Total liabilities	1,161,405	10,396,961	1,576,236

Net assets
Capital paid-in	559,547,635	6,926,440,650	680,492,129
Accumulated undistributed net realized gain (loss) on investments	(33,562,217)	(290,444,093)	(20,209,334)
Unrealized appreciation (depreciation) on investments	8,740,280	40,017,234	(10,447,848)
Undistributed net investment income (loss)	40,601,814	205,762,392	8,338,386
Net assets	$575,327,512	$6,881,776,183	$658,173,333
Investments, at cost	$567,216,554	$6,842,425,062	$668,696,062

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$222,091,575	$1,060,258,713	$185,997,818
Shares outstanding	21,748,744	83,950,965	14,813,706
Net asset value per share (net assets ÷ shares outstanding)	$10.21	$12.63	$12.56

Series II
Net assets	$343,939,975	$5,796,079,767	$469,522,462
Shares outstanding	33,793,120	460,235,576	37,516,231
Net asset value per share (net assets ÷ shares outstanding)	$10.18	$12.59	$12.52

Series IIIA
Net assets	$767,231	$404,841	$284,349
Shares outstanding	75,582	32,277	22,789
Net asset value per share (net assets ÷ shares outstanding)	$10.15	$12.54	$12.48

Series NAV
Net assets	$8,528,731	$25,032,862	$2,368,704
Shares outstanding	834,847	1,979,487	188,471
Net asset value per share (net assets ÷ shares outstanding)	$10.22	$12.65	$12.57

8

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Asset and Liabilities - June 30, 2006 (Unaudited)

Assets	Lifestyle Growth	Lifestyle Moderate
Investments in affiliated funds, at value	$8,094,467,198	$1,636,907,377
Receivable for investments sold	71	1,030
Receivable for shares sold	23,721,998	3,177,961
Other assets	37,010	8,915
Total assets	8,118,226,277	1,640,095,283

Liabilities
Due to custodian	3,204	1,817
Payable for investments purchased	23,544,234	3,141,726
Payable for shares repurchased	551,233	20,442
Other payables and accrued expenses	235,112	56,726
Total liabilities	24,333,783	3,220,711

Net assets
Capital paid-in	8,081,192,336	1,659,497,941
Accumulated undistributed net realized gain (loss) on investments	(301,954,179)	(51,088,741)
Unrealized appreciation (depreciation) on investments	(2,365,946)	(3,011,751)
Undistributed net investment income (loss)	317,020,283	31,477,123
Net assets	$8,093,892,494	$1,636,874,572
Investments, at cost	$8,096,833,144	$1,639,919,128

Net asset value per share
The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share.
Series I
Net assets	$940,547,095	$335,935,640
Shares outstanding	74,040,989	27,199,666
Net asset value per share (net assets ÷ shares outstanding)	$12.70	$12.35

Series II
Net assets	$7,084,187,216	$1,298,273,101
Shares outstanding	559,496,481	105,415,349
Net asset value per share (net assets ÷ shares outstanding)	$12.66	$12.32

Series IIIA
Net assets	$899,640	$256,871
Shares outstanding	71,334	20,927
Net asset value per share (net assets ÷ shares outstanding)	$12.61	$12.27

Series NAV
Net assets	$68,258,543	$2,408,960
Shares outstanding	5,366,684	194,967
Net asset value per share (net assets ÷ shares outstanding)	$12.72	$12.36

9

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations - for six months ended June 30, 2006 (Unaudited)

Investment income	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Conservative
Income distributions received from affiliated underlying funds	$3,578,974	$128,125,181	$19,269,728
Total investment income	3,578,974	128,125,181	19,269,728

Expenses
Investment management fees (Note 3)	122,091	1,324,992	130,588
Series I distribution and service fees (Note 3)	55,758	264,765	44,438
Series II distribution and service fees (Note 3)	431,946	6,486,382	544,805
Series IIIA distribution and service fees (Note 3)	9,463	24,327	5,635
Transfer agent fees for Series IIIA (Note 3)	7,452	19,335	4,640
Blue sky fees for Series IIIA (Note 3)	1,020	2,096	1,032
Fund administration fees (Note 3)	26,022	278,005	27,399
Audit and legal fees	15,552	61,289	15,802
Custodian fees	7,468	21,687	7,546
Trustees’ fees (Note 4)	5,075	54,224	5,344
Registration and filing fees	2,294	24,506	2,415
Miscellaneous	2,170	20,259	2,247
Total expenses	686,311	8,581,867	791,891
Less expense reductions (Note 3)	(8,472)	(21,431)	(5,672)
Net expenses	677,839	8,560,436	786,219
Net investment income (loss)	2,901,135	119,564,745	18,483,509

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	12,033,650	(12,494,609)	(1,575,214)
Capital gain distributions received from affiliated underlying funds	41,279,653	214,322,828	9,124,605
Change in net unrealized appreciation (depreciation) of
Investments	(32,135,859)	(173,047,568)	(18,732,930)
Net realized and unrealized gain (loss)	$21,177,444	$28,780,651	($11,183,539)

Increase (decrease) in net assets from operations	$24,078,579	$148,345,396	$7,299,970

10

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Operations - for six months ended June 30, 2006 (Unaudited)

Investment income	Lifestyle Growth	Lifestyle Moderate
Income distributions received from affiliated underlying funds	$99,304,892	$37,761,917
Total investment income	99,304,892	37,761,917

Expenses
Investment management fees (Note 3)	1,474,448	320,045
Series I distribution and service fees (Note 3)	234,309	82,079
Series II distribution and service fees (Note 3)	7,495,495	1,489,318
Series IIIA distribution and service fees (Note 3)	23,281	7,344
Transfer agent fees for Series IIIA (Note 3)	18,425	5,914
Blue sky fees for Series IIIA (Note 3)	1,879	1,092
Fund administration fees (Note 3)	306,764	67,789
Audit and legal fees	66,509	23,133
Custodian fees	24,296	9,825
Trustees’ fees (Note 4)	59,833	13,222
Registration and filing fees	27,041	5,976
Miscellaneous	20,495	5,256
Total expenses	9,752,775	2,030,993
Less expense reductions (Note 3)	(20,304)	(7,006)
Net expenses	9,732,471	2,023,987
Net investment income (loss)	89,572,421	35,737,930

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	70,795,002	(2,343,328)
Capital gain distributions received from affiliated underlying funds	326,752,754	33,501,110
Change in net unrealized appreciation (depreciation) of
Investments	(310,244,117)	(40,319,351)
Net realized and unrealized gain (loss)	$87,303,639	($9,161,569)

Increase (decrease) in net assets from operations	$176,876,060	$26,576,361

11

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Statements of Changes in Net Assets

	Lifestyle Aggressive		Lifestyle Balanced		Lifestyle Conservative
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,b]
From operations
Net investment income (loss)	$2,901,135	$3,101,095	$119,564,745	$79,660,625	$18,483,509	$19,438,730
Net realized gain (loss)	53,313,303	134,835,620	201,828,219	461,413,415	7,549,391	26,874,221
Change in net unrealized appreciation (depreciation)	(32,135,859)	(73,519,242)	(173,047,568)	(205,534,489)	(18,732,930)	(28,749,784)
Increase (decrease) in net assets resulting from operations	24,078,579	64,417,473	148,345,396	335,539,551	7,299,970	17,563,167
Distributions to shareholders
From net investment income
Series I	(1,391,736)	(9,644,626)	(21,372,090)	(77,604,678)	(5,407,538)	(18,359,747)
Series II	(2,134,867)	(5,694,838)	(106,129,764)	(101,359,033)	(13,727,278)	(15,782,008)
Series IIIA	(23,498)	(41,657)	(209,232)	(262,108)	(89,607)	(124,818)
Series NAV	(28,873)	(364)	(414,095)	(6,749)	(45,305)	—
From net realized gain
Series I	(62,247,714)	(7,494,783)	(104,583,349)	(31,713,364)	(7,807,735)	(11,813,756)
Series II	(95,647,391)	(4,397,974)	(520,106,521)	(40,685,592)	(19,855,705)	(10,157,632)
Series IIIA	(1,054,028)	(31,984)	(1,027,172)	(105,613)	(129,832)	(80,434)
Series NAV	(1,291,039)	—	(2,024,918)	—	(65,375)	—
	(163,819,146)	(27,306,226)	(755,867,141)	(251,737,137)	(47,128,375)	(56,318,395)
From Fund share transactions	168,516,528	(271,848,555)	1,898,660,426	1,554,290,842	91,205,942	(15,241,504)

Net assets
Beginning of period	546,551,551	781,288,859	5,590,637,502	3,952,544,246	606,795,796	660,792,528
End of period	$575,327,512	$546,551,551	$6,881,776,183	$5,590,637,502	$658,173,333	$606,795,796

Undistributed net investment income (loss)	$40,601,814	—	$205,762,392	—	$8,338,386	—

	Lifestyle Growth		Lifestyle Moderate
Increase (decrease) in net assets	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,b]	Six months ended 6-30-06 (Unaudited)	Year ended 12-31-05 [a,b]
From operations
Net investment income (loss)	$89,572,421	$45,239,775	$35,737,930	$29,379,633
Net realized gain (loss)	397,547,756	541,848,630	31,157,782	88,493,234
Change in net unrealized appreciation (depreciation)	(310,244,117)	(173,726,332)	(40,319,351)	(62,033,174)
Increase (decrease) in net assets resulting from operations	176,876,060	413,362,073	26,576,361	55,839,693
Distributions to shareholders
From net investment income
Series I	(13,099,044)	(50,928,303)	(8,028,261)	(25,461,272)
Series II	(85,404,424)	(72,230,906)	(29,604,161)	(30,384,786)
Series IIIA	(136,322)	(167,878)	(75,595)	(72,064)
Series NAV	(665,102)	(12,965)	(53,900)	—
From net realized gain
Series I	(107,595,871)	(11,368,499)	(22,267,704)	(17,759,451)
Series II	(702,596,087)	(15,663,600)	(82,239,331)	(21,201,975)
Series IIIA	(1,123,040)	(36,711)	(210,438)	(50,350)
Series NAV	(5,459,421)	—	(149,469)	—
	(916,079,311)	(150,408,862)	(142,628,859)	(94,929,898)
From Fund share transactions	3,018,104,430	1,700,552,623	312,946,236	264,724,884

Net assets
Beginning of period	5,814,991,315	3,851,485,481	1,439,980,834	1,214,346,155
End of period	$8,093,892,494	$5,814,991,315	$1,636,874,572	$1,439,980,834

Undistributed net investment income (loss)	$317,020,283	—	$31,477,123	—

a	Series NAV shares began operations on 4-29-05.
b	Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.

12

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Lifestyle Aggressive

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$13.46		$12.59	$10.93	$8.14		$10.34	$13.09	$13.44		$12.59		$10.93	$8.14	$10.09
Net investment income (loss)[v]	0.93	[h]	0.06 [h]	0.04	0.02		0.04	0.04	0.91	[h]	0.03	[h]	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investments	(0.22)		1.23	1.70	2.81		(2.16)	(1.84)	(0.21)		1.24		1.70	2.81	(1.91)
Total from investment operations	0.71		1.29	1.74	2.83		(2.12)	(1.80)	0.70		1.27		1.74	2.83	(1.87)
Less distributions
From net investment income	(0.09)		(0.07)	(0.04)	(0.02)		(0.04)	(0.04)	(0.09)		(0.07)		(0.04)	(0.02)	(0.04)
From net realized gain	(3.87)		(0.35)	(0.04)	—		—	(0.53)	(3.87)		(0.35)		(0.04)	—	—
From capital paid-in	—		—	—	(0.02)		(0.04)	(0.38)	—		—		—	(0.02)	(0.04)
	(3.96)		(0.42)	(0.08)	(0.04)		(0.08)	(0.95)	(3.96)		(0.42)		(0.08)	(0.04)	(0.08)
Net asset value, end of period	$10.21		$13.46	$12.59	$10.93		$8.14	$10.34	$10.18		$13.44		$12.59	$10.93	$8.14
Total return (%)[k]	4.60	[m]	10.64	16.06	34.91	[l]	(20.71) [l]	(13.67) [l]	4.51	[m]	10.47		16.06	34.91 [l]	(18.74)	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$222		$210	$486	$328		$186	$187	$344		$331		$294	$158	$27
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.07	0.07	0.31	[r]	0.29		0.07	0.07	0.07	[r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.08	[p]	0.10 [p]	0.10 [p]	0.31	[r]	0.29		0.07	0.08 [p]	0.10	[p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	1.14	[r]	0.51	0.31	0.23		0.33	0.29	0.92	[r]	0.26		0.30	0.11	(0.05)	[r]
Portfolio turnover (%)	21	[m]	112	57	53		90	82	21	[m]	112		57	53	90

	Series IIIA								Series NAV

Period ended	6-30-06	[b]	12-31-05 [f]	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.43		$12.58	$10.93	$9.80				$13.47		$11.61
Net investment income (loss)[v]	1.02	[h]	(0.01) [h]	0.04	—	[j]			0.85	[h]	(0.01)	[h]
Net realized and unrealized gain (loss) on investments	(0.34)		1.28	1.69	1.13				(0.14)		1.87
Total from investment operations	0.68		1.27	1.73	1.13				0.71		1.86
Less distributions
From net investment income	(0.09)		(0.07)	(0.04)	—				(0.09)		—	[j]
From net realized gain	(3.87)		(0.35)	(0.04)	—				(3.87)		—	[j]
	(3.96)		(0.42)	(0.08)	—				(3.96)		—	[j]
Net asset value, end of period	$10.15		$13.43	$12.58	$10.93				$10.22		$13.47
Total return (%)[k]	4.33	[l,m]	10.50 [l]	15.97 [l]	11.53	[l,m]			4.63	[m]	16.03	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$4	$2	—	[n]			$9		$2
Ratio of net expenses to average net assets (%)[q]	0.61	[r]	0.52	0.22	0.22	[r]			0.06	[r]	0.07	[r]
Ratio of gross expenses to average net assets (%)[q]	1.11	[p,r]	1.07 [p]	2.05 [p]	21.50	[p,r]			0.06	[r]	0.07	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	0.75	[r]	(0.06)	0.12	(0.13)	[r]			1.16	[r]	(0.06)	[r]
Portfolio turnover (%)	21	[m]	112	57	53				21	[m]	112

a	Series II, Series IIIA and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited.
f	Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

13

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Lifestyle Balanced

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$13.91		$13.79	$12.43	$10.30		$11.82	$13.53	$13.89		$13.78		$12.43	$10.30	$11.72
Net investment income (loss)[v]	0.26	[h]	0.27 [h]	0.24	0.19		0.29	0.35	0.25	[h]	0.18	[h]	0.24	0.19	0.29
Net realized and unrealized gain (loss) on investments	0.15		0.62	1.40	2.22		(1.43)	(1.02)	0.14		0.70		1.39	2.22	(1.33)
Total from investment operations	0.41		0.89	1.64	2.41		(1.14)	(0.67)	0.39		0.88		1.63	2.41	(1.04)
Less distributions
From net investment income	(0.29)		(0.28)	(0.24)	(0.19)		(0.29)	(0.35)	(0.29)		(0.28)		(0.24)	(0.19)	(0.29)
From net realized gain	(1.40)		(0.49)	(0.04)	(0.05)		(0.04)	(0.69)	(1.40)		(0.49)		(0.04)	(0.05)	(0.04)
From capital paid-in	—		—	—	(0.04)		(0.05)	—	—		—		—	(0.04)	(0.05)
	(1.69)		(0.77)	(0.28)	(0.28)		(0.38)	(1.04)	(1.69)		(0.77)		(0.28)	(0.28)	(0.38)
Net asset value, end of period	$12.63		$13.91	$13.79	$12.43		$10.30	$11.82	$12.59		$13.89		$13.78	$12.43	$10.30
Total return (%)[k]	2.82	[m]	6.88	13.49	23.97		(9.95) [l]	(4.71) [l]	2.66	[m]	6.80		13.41	23.97 [l]	(9.18) [l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,060		$1,031	$1,846	$1,331		$860	$745	$5,796		$4,538		$2,101	$740	$164
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.07	0.07	0.31	[r]	0.30		0.07	0.07	0.07 [r]
Ratio of adjusted expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.09 [p]	0.09 [p]	0.31	[r]	0.30		0.07	0.07 [p]	0.09 [p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	3.93	[r]	2.08	1.75	1.59		2.48	2.47	3.78	[r]	1.34		1.39	1.11	0.07 [r]
Portfolio turnover (%)	17	[m]	99	51	55		114	71	17	[m]	99		51	55	114

	Series IIIA								Series NAV

Period ended	6-30-06	[b]	12-31-05 [f]	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.86		$13.78	$12.43	$11.45				$13.92		$12.67
Net investment income (loss)[v]	0.28	[h]	0.16 [h]	0.24	—	[j]			0.29	[h]	—	[j]
Net realized and unrealized gain (loss) on investments	0.09		0.69	1.39	0.98				0.13		1.26
Total from investment operations	0.37		0.85	1.63	0.98				0.42		1.26
Less distributions
From net investment income	(0.29)		(0.28)	(0.24)	—				(0.29)		—	[j]
From net realized gain	(1.40)		(0.49)	(0.04)	—				(1.40)		(0.01)
	(1.69)		(0.77)	(0.28)	—				(1.69)		(0.01)
Net asset value, end of period	$12.54		$13.86	$13.78	$12.43				$12.65		$13.92
Total return (%)[k]	2.48	[l,m]	6.57 [l]	13.41 [l]	8.56	[l,m]			2.89	[m]	9.94	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$10	$6	—	[n]			$25		$12
Ratio of net expenses to average net assets (%)[q]	0.61	[r]	0.50	0.22	0.22	[r]			0.06	[r]	0.06	[r]
Ratio of adjusted expenses to average net assets (%)[q]	1.09	[p,r]	1.00 [p]	1.38 [p]	8.35	[p,r]			0.06	[r]	0.06	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	4.12	[r]	1.26	0.24	(0.22)	[r]			4.36	[r]	(0.03)	[r]
Portfolio turnover (%)	17	[m]	99	51	55				17	[m]	99

a	Series II, Series IIIA and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited.
f	Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

14

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Lifestyle Conservative

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$13.42		$14.20	$13.64	$12.72		$12.94	$13.17	$13.40		$14.19		$13.64	$12.72	$12.93
Net investment income (loss)[v]	0.39	[h]	0.42 [h]	0.42	0.38		0.39	0.55	0.39	[h]	0.32	[h]	0.42	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.22)		(0.05)	0.71	1.03		(0.16)	(0.14)	(0.24)		0.04		0.70	1.03	(0.15)
Total from investment operations	0.17		0.37	1.13	1.41		0.23	0.41	0.15		0.36		1.12	1.41	0.24
Less distributions
From net investment income	(0.42)		(0.43)	(0.42)	(0.39)		(0.39)	(0.55)	(0.42)		(0.43)		(0.42)	(0.39)	(0.39)
From net realized gain	(0.61)		(0.72)	(0.15)	(0.10)		(0.04)	(0.09)	(0.61)		(0.72)		(0.15)	(0.10)	(0.04)
From capital paid-in	—		—	—	—		(0.02)	—	—		—		—	—	(0.02)
	(1.03)		(1.15)	(0.57)	(0.49)		(0.45)	(0.64)	(1.03)		(1.15)		(0.57)	(0.49)	(0.45)
Net asset value, end of period	$12.56		$13.42	$14.20	$13.64		$12.72	$12.94	$12.52		$13.40		$14.19	$13.64	$12.72
Total return (%)[k]	1.32	[m]	2.88	8.59	11.47	[l]	1.80 [l]	3.30 [l]	1.16	[m]	2.81		8.51	11.46 [l]	1.83	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$186		$182	$373	$299		$251	$174	$470		$422		$286	$154	$48
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.07	0.07	0.31	[r]	0.30		0.07	0.07	0.07	[r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.08	[p]	0.09 [p]	0.10 [p]	0.31	[r]	0.30		0.07	0.08 [p]	0.09	[p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	5.97	[r]	3.16	2.80	2.89		2.62	3.82	5.99	[r]	2.39		2.50	2.21	0.25	[r]
Portfolio turnover (%)	22	[m]	104	44	40		69	38	22	[m]	104		44	40	69

	Series IIIA								Series NAV

Period ended	6-30-06	[b]	12-31-05 [f]	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.37		$14.19	$13.64	$12.95				$13.44		$12.99
Net investment income (loss)[v]	0.54	[h]	0.30 [h]	0.42	—	[j]			0.41	[h]	(0.01)	[h]
Net realized and unrealized gain (loss) on investments	(0.40)		0.03	0.70	0.69				(0.25)		0.46
Total from investment operations	0.14		0.33	1.12	0.69				0.16		0.45
Less distributions
From net investment income	(0.42)		(0.43)	(0.42)	—				(0.42)		—
From net realized gain	(0.61)		(0.72)	(0.15)	—				(0.61)		—
	(1.03)		(1.15)	(0.57)	—				(1.03)		—
Net asset value, end of period	$12.48		$13.37	$14.19	$13.64				$12.57		$13.44
Total return (%)[k]	1.07	[l,m]	2.58 [l]	8.51 [l]	5.33	[l,m]			1.25	[m]	3.46	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$3	$2	—	[n]			$2		$1
Ratio of net expenses to average net assets (%)[q]	0.61	[r]	0.49	0.22	0.22	[r]			0.06	[r]	0.06	[r]
Ratio of gross expenses to average net assets (%)[q]	1.17	[p,r]	1.09 [p]	2.23 [p]	8.73	[p,r]			0.06	[r]	0.06	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	8.13	[r]	2.32	1.25	(0.22)	[r]			6.49	[r]	(0.06)	[r]
Portfolio turnover (%)	22	[m]	104	44	40				22	[m]	104

a	Series II, Series IIIA and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited.
f	Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

15

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For a share outstanding throughout the period)

Lifestyle Growth

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02 [a]
Per share operating performance
Net asset value, beginning of period	$14.06		$13.40	$11.86	$9.28		$11.25	$13.59	$14.03		$13.39		$11.85	$9.28	$11.06
Net investment income (loss)[v]	0.18	[h]	0.17 [h]	0.13	0.09		0.14	0.18	0.17	[h]	0.10	[h]	0.13	0.09	0.14
Net realized and unrealized gain (loss) on investments	0.32		0.94	1.58	2.61		(1.89)	(1.43)	0.32		0.99		1.58	2.60	(1.70)
Total from investment operations	0.50		1.11	1.71	2.70		(1.75)	(1.25)	0.49		1.09		1.71	2.69	(1.56)
Less distributions
From net investment income	(0.20)		(0.17)	(0.13)	(0.09)		(0.14)	(0.18)	(0.20)		(0.17)		(0.13)	(0.09)	(0.14)
From net realized gain	(1.66)		(0.28)	(0.04)	(0.01)		(0.02)	(0.59)	(1.66)		(0.28)		(0.04)	(0.01)	(0.02)
From capital paid-in	—		—	—	(0.02)		(0.06)	(0.32)	—		—		—	(0.02)	(0.06)
	(1.86)		(0.45)	(0.17)	(0.12)		(0.22)	(1.09)	(1.86)		(0.45)		(0.17)	(0.12)	(0.22)
Net asset value, end of period	$12.70		$14.06	$13.40	$11.86		$9.28	$11.25	$12.66		$14.03		$13.39	$11.85	$9.28
Total return (%)[k]	3.37	[m]	8.66	14.57	29.55		(15.84) [l]	(8.97) [l]	3.29	[m]	8.51		14.59	29.44	(14.40) [l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$941		$901	$1,730	$1,224		$766	$727	$7,084		$4,881		$2,117	$652	$121
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.07	0.07	0.31	[r]	0.30		0.07	0.07	0.07 [r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.09 [p]	0.09 [p]	0.31	[r]	0.30		0.07	0.07	0.09 [p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	2.69	[r]	1.30	0.98	0.84		1.24	1.33	2.54	[r]	0.74		0.75	0.53	(0.01) [r]
Portfolio turnover (%)	20	[m]	111	48	55		117	84	20	[m]	111		48	55	117

	Series IIIA								Series NAV

Period ended	6-30-06	[b]	12-31-05 [f]	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$14.01		$13.39	$11.86	$10.77				$14.07		$12.46
Net investment income (loss)[v]	0.18	[h]	0.08 [h]	0.13	—	[j]			0.20	[h]	—	[h,j]
Net realized and unrealized gain (loss) on investments	0.28		0.99	1.57	1.09				0.31		1.63
Total from investment operations	0.46		1.07	1.70	1.09				0.51		1.63
Less distributions
From net investment income	(0.20)		(0.17)	(0.13)	—				(0.20)		—	[j]
From net realized gain	(1.66)		(0.28)	(0.04)	—				(1.66)		(0.02)
	(1.86)		(0.45)	(0.17)	—				(1.86)		(0.02)
Net asset value, end of period	$12.61		$14.01	$13.39	$11.86				$12.72		$14.07
Total return (%)[k]	3.05	[l,m]	8.32 [l]	14.49 [l]	10.12	[l,m]			3.46	[m]	13.08	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	$1		$9	$5	—	[n]			$68		$23
Ratio of net expenses to average net assets (%)[q]	0.61	[r]	0.50	0.22	0.22	[r]			0.06	[r]	0.06	[r]
Ratio of gross expenses to average net assets (%)[q]	1.08	[p,r]	1.00 [p]	1.00 [p]	19.95	[p,r]			0.06	[r]	0.06	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	2.62	[r]	0.65	0.06	(0.14)	[r]			2.98	[r]	(0.03)	[r]
Portfolio turnover (%)	20	[m]	111	48	55				20	[m]	111

a	Series II, Series IIIA and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited
f	Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

16

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Financial Highlights (For share outstanding throughout the period)

Lifestyle Moderate

	Series I								Series II

Period ended	6-30-06	[b]	12-31-05	12-31-04	12-31-03		12-31-02	12-31-01	6-30-06	[b]	12-31-05		12-31-04	12-31-03	12-31-02	[a]
Per share operating performance
Net asset value, beginning of period	$13.35		$13.80	$12.79	$11.22		$12.11	$13.01	$13.33		$13.80		$12.79	$11.22	$12.07
Net investment income (loss)[v]	0.31	[h]	0.33 [h]	0.31	0.27		0.40	0.45	0.30	[h]	0.24	[h]	0.31	0.27	0.40
Net realized and unrealized gain (loss) on investments	(0.05)		0.19	1.07	1.67		(0.88)	(0.61)	(0.05)		0.26		1.07	1.67	(0.84)
Total from investment operations	0.26		0.52	1.38	1.94		(0.48)	(0.16)	0.25		0.50		1.38	1.94	(0.44)
Less distributions
From net investment income	(0.33)		(0.33)	(0.31)	(0.27)		(0.40)	(0.45)	(0.33)		(0.33)		(0.31)	(0.27)	(0.40)
From net realized gain	(0.93)		(0.64)	(0.06)	(0.06)		—	(0.10)	(0.93)		(0.64)		(0.06)	(0.06)	—
From capital paid-in	—		—	—	(0.04)		(0.01)	(0.19)	—		—		—	(0.04)	(0.01)
	(1.26)		(0.97)	(0.37)	(0.37)		(0.41)	(0.74)	(1.26)		(0.97)		(0.37)	(0.37)	(0.41)
Net asset value, end of period	$12.35		$13.35	$13.80	$12.79		$11.22	$12.11	$12.32		$13.33		$13.80	$12.79	$11.22
Total return (%)[k]	1.93	[m]	4.15	11.04	17.83		(4.07) [l]	(1.09) [l]	1.85	[m]	4.00		11.04	17.83	(3.77)	[l,m]

Ratios and supplemental data
Net assets, end of period (in millions)	$336		$327	$582	$462		$326	$245	$1,298		$1,108		$631	$286	$74
Ratio of net expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.07	0.07	0.31	[r]	0.30		0.07	0.07	0.07	[r]
Ratio of gross expenses to average net assets (%)[q]	0.11	[r]	0.12	0.07	0.07		0.09 [p]	0.10 [p]	0.31	[r]	0.30		0.07	0.07	0.09	[p,r]
Ratio of net investment income (loss) to average net assets (%)[v]	4.78	[r]	2.51	2.26	2.15		3.17	3.23	4.66	[r]	1.80		1.90	1.58	0.19	[r]
Portfolio turnover (%)	17	[m]	101	55	46		113	84	17	[m]	101		55	46	113

	Series IIIA								Series NAV

Period ended	6-30-06	[b]	12-31-05 [f]	12-31-04	12-31-03	[a]			6-30-06	[b]	12-31-05	[a]
Per share operating performance
Net asset value, beginning of period	$13.30		$13.78	$12.79	$11.98				$13.35		$12.59
Net investment income (loss)[v]	0.26	[h]	0.18 [h]	0.31	—	[j]			0.41	[h]	(0.01)	[h]
Net realized and unrealized gain (loss) on investments	(0.03)		0.31	1.05	0.81				(0.13)		0.77
Total from investment operations	0.23		0.49	1.36	0.81				0.28		0.76
Less distributions
From net investment income	(0.33)		(0.33)	(0.31)	—				(0.34)		—
From net realized gain	(0.93)		(0.64)	(0.06)	—				(0.93)		—
	(1.26)		(0.97)	(0.37)	—				(1.27)		—
Net asset value, end of period	$12.27		$13.30	$13.78	$12.79				$12.36		$13.35
Total return (%)[k]	1.68	[l,m]	3.92 [l]	10.88 [l]	6.76	[l,m]			2.02	[m]	6.04	[m]

Ratios and supplemental data
Net assets, end of period (in millions)	—	[n]	$3	$2	—	[n]			$2		$2
Ratio of net expenses to average net assets (%)[q]	0.61	[r]	0.51	0.22	0.22	[r]			0.06	[r]	0.06	[r]
Ratio of gross expenses to average net assets (%)[q]	1.13	[p,r]	1.09 [p]	0.86 [p]	47.71	[p,r]			0.06	[r]	0.06	[r]
Ratio of net investment income (loss) to average net assets (%)[v]	3.99	[r]	1.50	(0.12)	(0.14)	[r]			6.41	[r]	(0.06)	[r]
Portfolio turnover (%)	17	[m]	101	55	46				17	[m]	101

a	Series II, Series IIIA and Series NAV shares began operations on 1-28-02, 9-05-03 and 4-29-05, respectively.
b	Unaudited.
f	Effective 4-29-05, shareholders of Series III became owners of Series IIIA shares. Additionally, the accounting and performance history of Series III shares was reassigned to Series IIIA.
h	Based on the average of the shares outstanding.
j	Less than $0.01 per share.
k	Assumes dividend reinvestment.
l	Total returns would have been lower had certain expenses not been reduced during the periods shown.
m	Not annualized.
n	Less than $500,000.
p	Does not take into consideration expense reductions during the periods shown.
q	Does not include expenses of the investment companies in which the Portfolio invests.
r	Annualized.
v	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

17

The accompanying notes are an integral part of the financial statements.

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.11%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV *	686,919	$11,512,767
All Cap Value Trust Series NAV *	940,842	11,525,315
Blue Chip Growth Trust Series NAV *	1,629,027	28,442,812
Capital Appreciation Trust Series NAV *	2,736,254	22,792,995
Core Equity Trust Series NAV *	844,673	11,419,983
Emerging Growth Trust Series NAV *	940,515	11,605,953
Equity-Income Trust Series NAV *	700,109	11,411,772
Fundamental Value Trust Series NAV *	1,135,735	17,138,247
International Core Trust Series NAV *	3,470,258	46,397,349
International Equity Index Trust B Series NAV *	949,464	17,346,711
International Opportunities Trust Series NAV *	1,482,650	23,144,162
International Small Cap Trust Series NAV *	836,229	17,234,670
International Small Company Trust Series NAV *	1,499,263	17,196,544
International Value Trust Series NAV *	2,456,319	40,431,010
Large Cap Trust Series NAV *	819,734	11,410,697
Large Cap Value Trust Series NAV *	279,421	5,867,849
Mid Cap Core Trust Series NAV *	1,026,601	17,010,784
Mid Cap Index Trust Series NAV *	325,996	5,819,029
Mid Cap Stock Trust Series NAV *	742,941	11,500,723
Mid Cap Value Equity Trust Series NAV *	483,964	5,860,803
Mid Cap Value Trust Series NAV *	730,603	11,477,769
Natural Resources Trust Series NAV *	964,218	29,273,658
Overseas Equity Trust Series NAV *	913,493	11,601,357
Quantitative Mid Cap Trust Series NAV *	1,103,754	11,567,340
Quantitative Value Trust Series NAV *	1,301,027	17,251,616
Small Cap Index Trust Series NAV *	748,940	11,668,478
Small Cap Trust Series NAV *	1,306,823	17,276,201
Small Company Trust Series NAV *	812,355	11,535,444
Small Company Value Trust Series NAV *	836,080	17,515,876
Special Value Trust Series NAV *	617,893	11,542,248
U.S. Global Leaders Growth Trust Series NAV *	463,128	5,631,634
U.S. Large Cap Trust Series NAV *	760,817	11,419,860
U.S. Multi Sector Trust Series NAV *	3,561,565	45,552,419
Value & Restructuring Trust Series NAV *	419,269	5,832,038
Vista Trust Series NAV *	839,823	11,740,721

TOTAL INVESTMENT COMPANIES (Cost $567,216,554)		$575,956,834

Total Investments (Lifestyle Aggressive Trust) (Cost $567,216,554) - 100.11%		$575,956,834
Liabilities in Excess of Other Assets - (0.11)%		(629,322)

TOTAL NET ASSETS - 100.00%		$575,327,512

Lifestyle Balanced Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV *	14,366,488	$135,044,983
All Cap Core Trust Series NAV *	7,705,612	137,468,114
Blue Chip Growth Trust Series NAV *	31,500,823	550,004,376

Lifestyle Balanced Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Core Bond Trust Series NAV *	11,179,647	$135,050,137
Core Equity Trust Series NAV *	10,112,168	136,716,508
Equity-Income Trust Series NAV *	12,618,170	205,676,171
Fundamental Value Trust Series NAV *	9,081,323	137,037,162
Global Bond Trust Series NAV *	14,071,968	204,747,128
Global Real Estate Trust Series NAV *	17,410,948	208,409,053
High Income Trust Series NAV *	10,955,116	135,076,574
High Yield Trust Series NAV *	62,983,658	615,980,178
International Core Trust Series NAV *	21,073,579	281,753,757
International Opportunities Trust Series NAV *	8,943,773	139,612,295
International Small Cap Trust Series NAV *	6,684,599	137,769,582
International Value Trust Series NAV *	16,983,201	279,543,496
Large Cap Trust Series NAV *	4,879,900	67,928,204
Large Cap Value Trust Series NAV *	6,577,401	138,125,428
Mid Cap Stock Trust Series NAV *	4,453,432	68,939,123
Natural Resources Trust Series NAV *	9,710,608	294,814,051
Quantitative Value Trust Series NAV *	5,153,367	68,333,652
Real Estate Equity Trust Series NAV *	10,917,196	140,176,798
Real Return Bond Trust Series NAV *	26,794,162	341,357,629
Small Cap Opportunities Trust Series NAV *	2,945,007	69,119,304
Small Cap Trust Series NAV *	5,177,804	68,450,568
Small Company Value Trust Series NAV *	3,316,540	69,481,517
Spectrum Income Trust Series NAV *	26,697,005	341,187,722
Strategic Bond Trust Series NAV *	12,205,514	135,847,371
Strategic Income Trust Series NAV *	10,241,990	134,989,425
Strategic Value Trust Series NAV *	13,605,427	137,006,646
Total Return Trust Series NAV *	25,820,645	341,090,724
U.S. Global Leaders Growth Trust Series NAV *	16,743,362	203,599,276
U.S. High Yield Bond Trust Series NAV *	10,675,394	135,043,734
U.S. Large Cap Trust Series NAV *	9,111,567	136,764,618
U.S. Multi Sector Trust Series NAV *	32,121,061	410,828,371
Value & Restructuring Trust Series NAV *	10,026,500	139,468,621

TOTAL INVESTMENT COMPANIES (Cost $6,842,425,062)		$6,882,442,296

Total Investments (Lifestyle Balanced Trust) (Cost $6,842,425,062) - 100.01%		$6,882,442,296
Liabilities in Excess of Other Assets - (0.01)%		(666,113)

TOTAL NET ASSETS - 100.00%		$6,881,776,183

Lifestyle Conservative Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV *	6,977,259	$65,586,234
Blue Chip Growth Trust Series NAV *	763,645	13,333,239
Core Bond Trust Series NAV *	1,079,137	13,035,969
Equity-Income Trust Series NAV *	818,390	13,339,752
Fundamental Value Trust Series NAV *	884,042	13,340,195
Global Bond Trust Series NAV *	3,631,426	52,837,253

The accompanying notes are an integral part of the financial statements.
18

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Lifestyle Conservative Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Global Real Estate Trust Series NAV *	1,663,945	$19,917,426
High Income Trust Series NAV *	1,060,895	13,080,841
High Yield Trust Series NAV *	2,684,696	26,256,331
International Core Trust Series NAV *	998,114	13,344,790
International Value Trust Series NAV *	1,210,660	19,927,457
Investment Quality Bond Trust Series NAV *	2,945,523	32,754,220
Real Estate Equity Trust Series NAV *	1,039,241	13,343,855
Real Return Bond Trust Series NAV *	2,064,843	26,306,094
Spectrum Income Trust Series NAV *	5,657,904	72,308,007
Strategic Bond Trust Series NAV *	1,177,178	13,101,992
Strategic Income Trust Series NAV *	1,483,240	19,549,109
Total Return Trust Series NAV *	7,953,444	105,064,991
U.S. Government Securities Trust Series NAV *	5,602,346	72,102,197
U.S. High Yield Bond Trust Series NAV *	1,030,739	13,038,845
U.S. Multi Sector Trust Series NAV *	1,042,632	13,335,267
Value & Restructuring Trust Series NAV *	959,321	13,344,150

TOTAL INVESTMENT COMPANIES (Cost $668,696,062)		$658,248,214

Total Investments (Lifestyle Conservative Trust) (Cost $668,696,062) - 100.01%		$658,248,214
Liabilities in Excess of Other Assets - (0.01)%		(74,881)

TOTAL NET ASSETS - 100.00%		$658,173,333

Lifestyle Growth Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.01%
JOHN HANCOCK TRUST
All Cap Core Trust Series NAV *	9,023,547	$160,980,082
All Cap Growth Trust Series NAV *	4,777,039	80,063,174
All Cap Value Trust Series NAV *	13,125,578	160,788,332
Blue Chip Growth Trust Series NAV *	18,448,688	322,114,101
Capital Appreciation Trust Series NAV *	38,653,463	321,983,347
Core Equity Trust Series NAV *	11,871,027	160,496,282
Equity-Income Trust Series NAV *	14,805,705	241,332,992
Fundamental Value Trust Series NAV *	15,999,494	241,432,364
Global Bond Trust Series NAV *	11,036,291	160,578,041
Global Real Estate Trust Series NAV *	6,741,500	80,695,755
High Income Trust Series NAV *	6,442,786	79,439,550
High Yield Trust Series NAV *	41,120,982	402,163,208
International Core Trust Series NAV *	36,981,818	494,446,904
International Opportunities Trust Series NAV *	21,017,657	328,085,624
International Small Cap Trust Series NAV *	7,838,255	161,546,434
International Small Company Trust Series NAV *	14,107,392	161,811,791
International Value Trust Series NAV *	19,848,606	326,708,052
Large Cap Trust Series NAV *	5,726,551	79,713,586
Large Cap Value Trust Series NAV *	3,817,421	80,165,840
Mid Cap Core Trust Series NAV *	14,554,253	241,163,975
Mid Cap Index Trust Series NAV *	9,029,394	161,174,690
Mid Cap Stock Trust Series NAV *	5,221,736	80,832,473

Lifestyle Growth Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Mid Cap Value Equity Trust Series NAV *	6,630,021	$80,289,555
Natural Resources Trust Series NAV *	11,302,395	343,140,698
Overseas Equity Trust Series NAV *	12,869,527	163,442,988
Quantitative Value Trust Series NAV *	18,217,154	241,559,468
Real Estate Equity Trust Series NAV *	6,351,190	81,549,277
Real Return Bond Trust Series NAV *	18,900,406	240,791,169
Small Cap Index Trust Series NAV *	5,232,323	81,519,593
Small Cap Opportunities Trust Series NAV *	6,918,236	162,371,004
Small Cap Trust Series NAV *	6,091,805	80,533,658
Small Company Growth Trust Series NAV *	5,757,692	81,298,611
Small Company Value Trust Series NAV *	3,893,873	81,576,648
Special Value Trust Series NAV *	4,296,676	80,261,908
Spectrum Income Trust Series NAV *	12,531,578	160,153,568
Strategic Bond Trust Series NAV *	7,141,406	79,483,854
Strategic Income Trust Series NAV *	6,025,795	79,419,984
Total Return Trust Series NAV *	24,316,305	321,218,395
U.S. Global Leaders Growth Trust Series NAV *	19,777,104	240,489,581
U.S. High Yield Bond Trust Series NAV *	6,280,318	79,446,020
U.S. Large Cap Trust Series NAV *	10,683,327	160,356,735
U.S. Multi Sector Trust Series NAV *	44,135,749	564,496,230
Value & Restructuring Trust Series NAV *	5,820,312	80,960,546
Vista Trust Series NAV *	5,893,499	82,391,111

TOTAL INVESTMENT COMPANIES (Cost $8,096,833,144)		$8,094,467,198

Total Investments (Lifestyle Growth Trust) (Cost $8,096,833,144) - 100.01%		$8,094,467,198
Liabilities in Excess of Other Assets - (0.01)%		(574,704)

TOTAL NET ASSETS - 100.00%		$8,093,892,494

Lifestyle Moderate Trust

	Shares or Principal Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond Trust Series NAV *	13,834,678	$130,045,971
Blue Chip Growth Trust Series NAV *	4,698,624	82,037,967
Core Bond Trust Series NAV *	2,659,854	32,131,031
Core Equity Trust Series NAV *	4,848,138	65,546,821
Equity-Income Trust Series NAV *	2,000,790	32,612,870
Fundamental Value Trust Series NAV *	4,349,196	65,629,364
Global Bond Trust Series NAV *	6,717,594	97,740,988
Global Real Estate Trust Series NAV *	2,771,592	33,175,951
High Income Trust Series NAV *	3,915,983	48,284,071
High Yield Trust Series NAV *	9,949,783	97,308,878
International Core Trust Series NAV *	6,360,121	85,034,818
International Equity Index Trust B Series NAV *	915,405	16,724,449
International Opportunities Trust Series NAV *	1,074,170	16,767,787
International Value Trust Series NAV *	3,047,494	50,161,757
Investment Quality Bond Trust Series NAV *	2,891,145	32,149,532
Overseas Equity Trust Series NAV *	1,314,057	16,688,523

The accompanying notes are an integral part of the financial statements.
19

John Hancock Trust
Portfolio of Investments — June 30, 2006 (Unaudited)
(showing percentage of total net assets)

Lifestyle Moderate Trust (continued)

	Shares or Principal Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Real Estate Equity Trust Series NAV *	2,615,544	$33,583,586
Real Return Bond Trust Series NAV *	5,080,513	64,725,738
Small Cap Trust Series NAV *	1,258,896	16,642,610
Small Company Trust Series NAV *	2,379,884	33,794,349
Small Company Value Trust Series NAV *	804,071	16,845,297
Spectrum Income Trust Series NAV *	10,175,788	130,046,565
Strategic Bond Trust Series NAV *	2,900,218	32,279,432
Strategic Income Trust Series NAV *	2,430,235	32,030,497
Total Return Trust Series NAV *	14,801,018	195,521,453
U.S. Government Securities Trust Series NAV *	2,493,613	32,092,801
U.S. High Yield Bond Trust Series NAV *	3,814,559	48,254,177
U.S. Multi Sector Trust Series NAV *	5,103,178	65,269,653
Value & Restructuring Trust Series NAV *	2,428,500	33,780,441

TOTAL INVESTMENT COMPANIES (Cost $1,639,919,128)		$1,636,907,377

Total Investments (Lifestyle Moderate Trust) (Cost $1,639,919,128) - 100.00%		$1,636,907,377
Liabilities in Excess of Other Assets - 0.00%		(32,805)

TOTAL NET ASSETS - 100.00%		$1,636,874,572

The accompanying notes are an integral part of the financial statements.
20

John Hancock Trust
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION OF THE TRUST The John Hancock Trust (the “Trust”) is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several Portfolios, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers ninety-five separate investment Portfolios, five of which are described here as follows: Lifestyle Aggressive (formerly, Lifestyle Aggressive 1000), Lifestyle Balanced (formerly, Lifestyle Balanced 640), Lifestyle Conservative (formerly, Lifestyle Conservative 280), Lifestyle Growth (formerly, Lifestyle Growth 820) and Lifestyle Moderate (formerly, Lifestyle Moderate 460). Each of the Lifestyle Portfolios is non-diversified for purposes of the Investment Company Act of 1940, as amended.

The Lifestyle Portfolios operate as a “Fund of Funds,” investing in shares of mutual funds (“underlying funds”). Lifestyle Portfolios invest in shares of underlying funds managed by affiliates of JHIMS. Lifestyle Portfolios’ underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-04146, CIK 0000756913. The underlying funds are not covered by this report.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock USA and to Separate Accounts A and B, and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York (“John Hancock New York”) and in the case of Series IIIA shares, to certain qualified pension and retirement plans. In addition, shares of the Portfolios are also offered to separate accounts U, JH, S and I issued by John Hancock Variable Life Insurance Company (“JHVLICO”) and to separate accounts U, V, UV, and H issued by John Hancock Life Insurance Company (“JHLICO”). John Hancock New York is a wholly owned subsidiary of John Hancock USA. John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust and John Hancock Distributors, LLC (“JHD”) a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York, JHLICO and JHVLICO.

The Portfolios offer four classes of shares: Series I, Series II, Series IIIA and Series NAV, which represent an interest in the same portfolio of investments of each respective Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Change In Portfolio Names  Effective May 1, 2006, the name of Lifestyle Aggressive 1000 was changed to Lifestyle Aggressive, Lifestyle Balanced 640 was changed to Lifestyle Balanced, Lifestyle Conservative 280 was changed to Lifestyle Conservative, Lifestyle Growth 820 was changed to Lifestyle Growth, and Lifestyle Moderate 460 was changed to Lifestyle Moderate.

Change In Underlying Fund Name  Effective April 28, 2006, the name of International Stock was changed to International Core.

2.  SIGNIFICANT ACCOUNTING POLICIES The Portfolios in the preparation of the financial statements follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security Valuation  The net asset value of the shares of each Portfolio is determined once daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern time. Investments in underlying funds of the Fund of Funds Portfolios are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying fund’s financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Repurchase Agreements  Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by JHIMS (the “Advisor”). Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Security Transactions and Related Investment Income  Investment security transactions in the underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends are recorded on the ex-dividend date.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-Class Operations  All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

21

John Hancock Trust
Notes to Financial Statements (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Expense Allocation  Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent, Blue Sky fees and Distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes. Expenses in the Lifestyle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Lifestyle Portfolios may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifestyle Portfolios will vary.

Federal Income Taxes  Each Portfolio’s policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

Distribution of Income and Gains  During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio, would be taxable to such Portfolio if not distributed. Therefore, each Portfolio intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax.

Distributions paid by the Portfolios with respect to each Series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each Series. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital Accounts  The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory Fees  The Trust has entered into an Investment Advisory Agreement with JHIMS (the “Adviser”). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Advisory fees charged to each Portfolio were as follows:

Portfolio	First $7.5 billion of Aggregate Net Assets	Excess Over $7.5 billion of Aggregate Net Assets
Lifestyle Aggressive	0.050%	0.040%
Lifestyle Balanced	0.050	0.040
Lifestyle Conservative	0.050	0.040
Lifestyle Growth	0.050	0.040
Lifestyle Moderate	0.050	0.040

For purposes of determining Aggregate Net Assets, the net assets of this series of the Trust and a similar series of John Hancock Funds II are included.

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

Expense Reimbursement  The Adviser agreed that if total expenses of any Lifestyle Portfolio (absent reimbursement) exceed 0.075%, the Adviser would reduce the advisory fee or reimburse expenses of that Lifestyle Portfolio by an amount such that the total expenses of the Lifestyle Portfolio equals 0.075%. For purposes of the expense reimbursement, total expenses of a Lifestyle Portfolio include the advisory fee but exclude the expenses of the underlying funds, taxes, portfolio brokerage, interest, litigation, Rule 12b-1 fees and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business.

The Lifestyle expense cap was terminated effective April 28, 2006.

In the case of the Series IIIA shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

Fund Administration Fees  The Advisory Agreement requires the Portfolios to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expenses are allocated to each Portfolio based on its average daily net asset value.

Distribution Plans  In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees has approved Distribution Plans (the “Plans”) for Series I, Series II and Series IIIA of the Trust. Series NAV shares are not subject to a Rule 12b-1 fee. The Trust has different classes of shares with different Rule 12b-1 fees so that the Trust Portfolios may be offered through different distribution channels. Rule 12b-1 fees are paid to the Portfolios’ Distributor, JHD, for distribution services pursuant to the Plans. JHD may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees. The Portfolios make payments to JHD at an annual rate not to exceed 0.05% of Series I average daily net assets, 0.25% of Series II average daily net assets, and 0.55% of Series IIIA average daily net assets.

22

John Hancock Trust
Notes to Financial Statements (Unaudited)

4.  TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

6.  CAPITAL SHARES Share activity for the Portfolios for six months ended June 30, 2006 and for the year ended December 31, 2005 were as follows:

Lifestyle Aggressive	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,333,541	$27,611,906	5,579,219	$69,976,015
Distributions reinvested	6,101,577	63,639,450	1,420,645	17,139,409
Repurchased	(2,284,127)	(24,803,826)	(29,972,381)	(377,779,838)
Net increase (decrease)	6,150,991	$66,447,530	(22,972,517)	($290,664,414)
Series II shares
Sold	1,535,770	$18,628,162	2,185,438	$27,354,053
Distributions reinvested	9,402,140	97,782,258	836,240	10,092,812
Repurchased	(1,758,571)	(20,113,154)	(1,742,542)	(22,095,564)
Net increase (decrease)	9,179,339	$96,297,266	1,279,136	$15,351,301
Series IIIA shares
Sold	81,320	$1,006,907	376,242	$4,555,465
Distributions reinvested	103,808	1,077,526	6,102	73,641
Repurchased	(389,719)	(4,163,611)	(254,505)	(3,035,441)
Net increase (decrease)	(204,591)	($2,079,178)	127,839	$1,593,665
Series NAV shares
Sold	629,022	$7,242,695	155,280	$1,995,407
Distributions reinvested	126,549	1,319,912	27	364
Repurchased	(66,410)	(711,697)	(9,621)	(124,878)
Net increase (decrease)	689,161	$7,850,910	145,686	$1,870,893
Net increase (decrease)	15,814,900	$168,516,528	(21,419,856)	($271,848,555)

a	Series NAV shares began operations on 4-29-05.

Lifestyle Balanced	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,971,039	$40,748,884	25,751,271	$345,505,307
Distributions reinvested	9,878,858	125,955,439	8,485,377	109,318,042
Repurchased	(2,982,330)	(39,701,060)	(94,060,304)	(1,253,043,172)
Net increase (decrease)	9,867,567	$127,003,263	(59,823,656)	($798,219,823)
Series II shares
Sold	84,254,400	$1,139,364,188	164,156,586	$2,205,897,020
Distributions reinvested	49,232,412	626,236,285	11,015,309	142,044,625
Repurchased	—	—	(838,234)	(11,484,227)
Net increase (decrease)	133,486,812	$1,765,600,473	174,333,661	$2,336,457,418
Series IIIA shares
Sold	56,157	$779,754	884,587	$11,522,617
Distributions reinvested	97,432	1,236,404	28,541	367,721
Repurchased	(874,090)	(11,024,106)	(598,624)	(7,664,663)
Net increase (decrease)	(720,501)	($9,007,948)	314,504	$4,225,675
Series NAV shares
Sold	1,024,399	$14,018,950	882,880	$12,020,629
Distributions reinvested	190,996	2,439,013	483	6,749
Repurchased	(104,589)	(1,393,325)	(14,682)	(199,806)
Net increase (decrease)	1,110,806	$15,064,638	868,681	$11,827,572
Net increase (decrease)	143,744,684	$1,898,660,426	115,693,190	$1,554,290,842

a	Series NAV shares began operations on 4-29-05.

23

John Hancock Trust
Notes to Financial Statements (Unaudited)

6. CAPITAL SHARES, CONTINUED

Lifestyle Conservative	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,864,989	$23,623,294	5,268,299	$70,838,955
Distributions reinvested	1,053,849	13,215,273	2,328,170	30,173,503
Repurchased	(1,626,746)	(21,449,187)	(20,327,122)	(268,925,514)
Net increase (decrease)	1,292,092	$15,389,380	(12,730,653)	($167,913,056)
Series II shares
Sold	5,916,268	$76,412,084	11,643,872	$156,070,309
Distributions reinvested	2,686,639	33,582,983	2,003,035	25,939,640
Repurchased	(2,558,584)	(33,466,299)	(2,297,076)	(30,693,719)
Net increase (decrease)	6,044,323	$76,528,768	11,349,831	$151,316,230
Series IIIA shares
Sold	22,753	$301,969	79,866	$1,065,034
Distributions reinvested	17,597	219,439	15,862	205,252
Repurchased	(230,809)	(2,891,524)	(53,922)	(716,542)
Net increase (decrease)	(190,459)	($2,370,116)	41,806	$553,744
Series NAV shares
Sold	123,200	$1,599,313	61,504	$815,284
Distributions reinvested	8,819	110,680	—	—
Repurchased	(4,020)	(52,083)	(1,032)	(13,706)
Net increase (decrease)	127,999	$1,657,910	60,472	$801,578
Net increase (decrease)	7,273,955	$91,205,942	(1,278,544)	($15,241,504)

a	Series NAV shares began operations on 4-29-05.

Lifestyle Growth	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,598,905	$49,908,661	22,044,246	$292,180,685
Distributions reinvested	9,356,195	120,694,915	4,859,132	62,296,802
Repurchased	(3,032,578)	(41,013,741)	(91,896,730)	(1,223,370,222)
Net increase (decrease)	9,922,522	$129,589,835	(64,993,352)	($868,892,735)
Series II shares
Sold	150,361,363	$2,057,206,599	183,058,437	$2,456,283,807
Distributions reinvested	61,275,312	788,000,511	6,841,570	87,894,506
Repurchased	—	—	(80,775)	(1,098,614)
Net increase (decrease)	211,636,675	$2,845,207,110	189,819,232	$2,543,079,699
Series IIIA shares
Sold	108,184	$1,505,757	841,686	$10,847,906
Distributions reinvested	98,158	1,259,362	15,940	204,589
Repurchased	(799,464)	(10,131,786)	(558,785)	(7,042,425)
Net increase (decrease)	(593,122)	($7,366,667)	298,841	$4,010,070
Series NAV shares
Sold	3,514,275	$48,106,096	1,650,725	$22,390,584
Distributions reinvested	474,401	6,124,523	918	12,965
Repurchased	(269,971)	(3,556,467)	(3,665)	(47,960)
Net increase (decrease)	3,718,705	$50,674,152	1,647,978	$22,355,589
Net increase (decrease)	224,684,780	$3,018,104,430	126,772,699	$1,700,552,623

a	Series NAV shares began operations on 4-29-05.

24

John Hancock Trust
Notes to Financial Statements (Unaudited)

6. CAPITAL SHARES, CONTINUED

Lifestyle Moderate	Six months ended 6-30-06		Year ended 12-31-05[a]
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,891,602	$24,191,413	7,537,450	$99,286,691
Distributions reinvested	2,441,254	30,295,965	3,406,219	43,220,723
Repurchased	(1,641,243)	(21,808,408)	(28,592,151)	(370,186,712)
Net increase (decrease)	2,691,613	$32,678,970	(17,648,482)	($227,679,298)
Series II shares
Sold	13,767,539	$176,942,528	33,440,510	$439,059,818
Distributions reinvested	9,034,208	111,843,492	4,068,750	51,586,761
Repurchased	(512,951)	(6,733,709)	(117,043)	(1,533,390)
Net increase (decrease)	22,288,796	$282,052,311	37,392,217	$489,113,189
Series IIIA shares
Sold	17,603	$232,291	137,587	$1,802,356
Distributions reinvested	23,179	286,033	9,663	122,414
Repurchased	(264,255)	(3,270,764)	(17,353)	(225,588)
Net increase (decrease)	(223,473)	($2,752,440)	129,897	$1,699,182
Series NAV shares
Sold	90,619	$1,185,728	126,582	$1,661,683
Distributions reinvested	16,388	203,369	—	—
Repurchased	(33,282)	(421,702)	(5,340)	(69,872)
Net increase (decrease)	73,725	$967,395	121,242	$1,591,811
Net increase (decrease)	24,830,661	$312,946,236	19,994,874	$264,724,884

a	Series NAV shares began operations on 4-29-05.

7.  INVESTMENT TRANSACTIONS Purchases and sales of the underlying funds for the period ended June 30, 2006, were as follows:

	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Conservative	Lifestyle Growth	Lifestyle Moderate
Purchases	$173,915,872	$2,550,756,528	$210,598,960	$3,944,327,796	$497,360,171
Sales	124,430,445	1,073,417,613	138,851,814	1,425,388,387	257,784,848

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes, was as follows:

	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Conservative	Lifestyle Growth	Lifestyle Moderate
Aggregate Cost	$562,695,037	$6,783,985,418	$660,174,752	$8,055,257,133	$1,625,362,593
Unrealized Appreciation	$26,485,024	$175,428,497	$6,735,008	$184,712,297	$33,493,975
Unrealized Depreciation	(13,223,227)	(76,971,619)	(8,661,546)	(145,502,232)	(21,949,191)
Net Unrealized Appreciation/(Depreciation)	$13,261,797	$98,456,878	($1,926,538)	$39,210,065	$11,544,784

8.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Lifestyle Portfolios invest primarily in the underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2006, a summary of the Lifestyle Portfolios’ transactions in the securities of affiliated issuers is set forth below:

PORTFOLIO	AFFILIATE - SERIES NAV	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	SALE PROCEEDS	ENDING VALUE
Lifestyle Aggressive
	All Cap Growth	649,994	55,227	18,301	686,919	$309,418	$11,512,767
	All Cap Value	741,295	257,558	58,011	940,842	714,504	11,525,315
	Blue Chip Growth	1,536,325	212,306	119,604	1,629,027	2,088,924	28,442,812
	Capital Appreciation	2,168,127	711,355	143,228	2,736,254	1,197,447	22,792,995
	Core Equity	1,077,226	253,642	486,194	844,673	6,787,384	11,419,982
	Emerging Growth	616,231	381,821	57,537	940,515	839,832	11,605,953
	Equity-Income	969,385	158,715	427,992	700,109	7,104,038	11,411,772
	Fundamental Value	1,427,685	213,826	505,776	1,135,735	7,699,637	17,138,247
	International Equity Index B	1,291,787	67,045	409,368	949,464	7,825,991	17,346,711
	International Opportunities	1,415,748	186,090	119,188	1,482,650	1,976,633	23,144,162
	International Small Cap	1,718,348	103,827	985,946	836,229	21,620,590	17,234,670
	International Small Company	—	1,548,257	48,995	1,499,263	599,857	17,196,544
	International Core	3,433,368	431,943	395,053	3,470,258	5,404,150	46,397,349
	International Value	2,749,989	400,235	693,905	2,456,319	11,657,573	40,431,010
	Large Cap	770,120	115,143	65,529	819,734	904,858	11,410,697
	Large Cap Value	251,401	40,016	11,996	279,421	249,684	5,867,849
	Mid Cap Core	1,303,869	148,878	426,145	1,026,601	7,298,722	17,010,784
	Mid Cap Index	—	334,255	8,259	325,996	147,211	5,819,029
	Mid Cap Stock	710,423	59,757	27,239	742,941	432,037	11,500,723
	Mid Cap Value Equity	—	496,692	12,729	483,964	153,196	5,860,803
	Mid Cap Value	869,709	275,400	414,506	730,603	6,698,017	11,477,769
	Natural Resources	873,613	327,378	236,773	964,218	7,747,470	29,273,658
	Overseas Equity	—	937,879	24,387	913,493	316,722	11,601,357
	Quantitative Mid Cap	744,073	389,369	29,689	1,103,754	320,890	11,567,340
	Quantitative Value	1,079,297	317,911	96,182	1,301,027	1,251,389	17,251,616
	Small Cap Opportunities	481,657	19,902	501,559	—	12,367,712	—

25

John Hancock Trust
Notes to Financial Statements (Unaudited)

8. INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE - SERIES NAV	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	SALE PROCEEDS	ENDING VALUE
	Small Cap Index	—	764,993	16,054	748,940	$248,456	$11,668,478
	Small Cap	1,155,755	217,601	66,533	1,306,823	951,271	17,276,201
	Small Company	689,028	147,735	24,407	812,355	376,969	11,535,444
	Small Company Value	739,210	156,170	59,300	836,080	1,327,222	17,515,876
	Special Value	554,815	100,507	37,429	617,893	699,761	11,542,248
	U.S. Global Leaders Growth	409,742	94,141	40,755	463,128	501,668	5,631,634
	U.S. Large Cap	—	811,561	50,744	760,817	757,675	11,419,860
	U.S. Multi Sector	3,340,724	588,115	367,274	3,561,565	4,716,040	45,552,419
	Value & Restructuring	—	428,037	8,767	419,269	121,339	5,832,038
	Vista	830,985	77,078	68,240	839,823	1,016,158	11,740,721
Lifestyle Balanced
	500 Index	10,325,960	1,382,727	11,708,687	—	132,072,921	—
	Active Bond	11,456,725	2,996,079	86,317	14,366,488	809,570	135,044,983
	All Cap Core	—	7,713,322	7,710	7,705,612	135,585	137,468,114
	Blue Chip Growth	25,198,447	6,352,315	49,939	31,500,823	881,928	550,004,376
	Core Bond	8,827,953	2,421,412	69,717	11,179,647	840,229	135,050,137
	Core Equity	11,081,043	3,659,618	4,628,493	10,112,168	64,980,373	136,716,507
	Equity-Income	16,548,708	4,038,555	7,969,092	12,618,170	132,677,936	205,676,171
	Fundamental Value	10,951,000	2,477,696	4,347,374	9,081,323	66,509,699	137,037,162
	Global Bond	11,683,077	2,484,791	95,901	14,071,968	1,391,705	204,747,128
	Global Real Estate	—	17,432,115	21,167	17,410,948	246,508	208,409,053
	High Income	—	10,985,623	30,508	10,955,116	375,023	135,076,574
	High Yield	65,378,838	18,049,491	20,444,671	62,983,658	202,800,023	615,980,178
	International Opportunities	7,309,266	1,830,229	195,723	8,943,773	3,255,450	139,612,295
	International Small Cap	5,862,126	966,147	143,674	6,684,599	3,060,742	137,769,582
	International Core	17,549,826	4,088,095	564,342	21,073,579	7,809,899	281,753,757
	International Value	14,053,067	3,431,360	501,225	16,983,201	8,434,575	279,543,496
	Large Cap	3,947,652	939,607	7,359	4,879,900	102,439	67,928,204
	Large Cap Value	2,575,264	4,010,862	8,725	6,577,401	182,092	138,125,428
	Mid Cap Stock	3,602,231	911,510	60,308	4,453,432	990,369	68,939,123
	Natural Resources	7,158,307	3,339,623	787,322	9,710,608	25,444,999	294,814,051
	Quantitative Value	—	5,158,548	5,181	5,153,367	67,426	68,333,652
	Real Estate Equity	—	10,997,979	80,782	10,917,196	1,003,094	140,176,798
	Real Estate Securities	11,236,103	4,073,196	15,309,299	—	338,457,845	—
	Real Return Bond	20,799,912	6,252,175	257,925	26,794,162	3,282,576	341,357,628
	Small Cap Opportunities	2,458,167	526,562	39,723	2,945,007	971,838	69,119,304
	Small Cap	3,933,969	1,298,172	54,337	5,177,804	792,555	68,450,568
	Small Company Value	2,511,668	851,178	46,306	3,316,540	1,029,523	69,481,517
	Spectrum Income	21,971,434	4,917,597	192,026	26,697,005	2,448,899	341,187,722
	Strategic Bond	13,971,368	4,068,773	5,834,627	12,205,514	65,341,079	135,847,371
	Strategic Income	—	10,287,983	45,993	10,241,990	605,206	134,989,425
	Strategic Value	10,511,878	3,114,300	20,751	13,605,427	211,278	137,006,646
	Total Return	20,265,583	5,784,506	229,444	25,820,645	3,038,949	341,090,724
	U.S. Global Leaders Growth	12,777,769	3,990,203	24,611	16,743,362	307,737	203,599,276
	U.S. High Yield Bond	8,567,673	2,158,828	51,108	10,675,394	644,417	135,043,734
	U.S. Large Cap	—	9,120,712	9,145	9,111,567	136,556	136,764,618
	U.S. Multi Sector	25,648,795	6,520,865	48,599	32,121,061	628,380	410,828,371
	Value & Restructuring	8,409,568	1,717,340	100,407	10,026,500	1,448,190	139,468,621
Lifestyle Conservative
	Active Bond	6,238,418	1,070,954	332,113	6,977,259	3,188,718	65,586,234
	Blue Chip Growth	682,147	184,032	102,534	763,645	1,845,479	13,333,239
	Core Bond	962,133	148,157	31,154	1,079,137	386,475	13,035,969
	Equity-Income	718,474	207,168	107,252	818,390	1,821,334	13,339,751
	Fundamental Value	791,989	209,063	117,010	884,042	1,797,270	13,340,195
	Global Bond	3,384,529	577,917	331,020	3,631,426	4,797,508	52,837,253
	Global Real Estate	—	1,808,992	145,046	1,663,945	1,708,074	19,917,426
	High Income	—	1,071,835	10,939	1,060,895	136,627	13,080,841
	High Yield	4,131,011	686,352	2,132,666	2,684,696	21,254,792	26,256,331
	International Core	950,100	362,892	314,878	998,114	4,257,937	13,344,790
	International Value	1,140,845	401,268	331,453	1,210,660	5,516,690	19,927,457
	Investment Quality Bond	2,536,640	523,586	114,702	2,945,523	1,329,482	32,754,220
	Real Estate Equity	—	1,121,891	82,650	1,039,241	1,031,570	13,343,855
	Real Estate Securities	1,220,416	424,786	1,645,202	—	37,242,658	—
	Real Return Bond	1,806,549	353,240	94,946	2,064,843	1,246,527	26,306,094
	Spectrum Income	4,298,568	1,643,935	284,600	5,657,904	3,653,382	72,308,007
	Strategic Bond	3,541,657	543,736	2,908,214	1,177,178	32,663,293	13,101,992
	Strategic Income	—	1,495,754	12,514	1,483,240	166,130	19,549,109
	Total Return	7,042,248	1,328,539	417,344	7,953,444	5,662,716	105,064,991
	U.S. Multi Sector	926,835	235,722	119,925	1,042,632	1,587,450	13,335,267
	U.S. Government Securities	4,906,105	975,319	279,077	5,602,346	3,721,798	72,102,197
	U.S. High Yield Bond	466,950	591,454	27,665	1,030,739	360,407	13,038,845
	Value & Restructuring	911,109	295,970	247,758	959,321	3,475,495	13,344,150

26

John Hancock Trust
Notes to Financial Statements (Unaudited)

8. INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE - SERIES NAV	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	SALE PROCEEDS	ENDING VALUE
Lifestyle Growth
	500 Index	10,747,193	2,685,992	13,433,185	—	$151,525,436	—
	All Cap Core	—	9,034,109	10,562	9,023,547	188,014	$160,980,082
	All Cap Growth	3,466,067	1,317,942	6,970	4,777,039	119,665	80,063,174
	All Cap Value	7,919,160	5,248,869	42,450	13,125,578	553,244	160,788,332
	Blue Chip Growth	16,404,234	6,074,841	4,030,386	18,448,688	73,486,315	322,114,101
	Capital Appreciation	17,387,171	21,316,132	49,840	38,653,463	425,428	321,983,347
	Core Equity	11,545,358	5,702,552	5,376,883	11,871,027	75,485,760	160,496,282
	Equity-Income	13,790,458	5,589,520	4,574,273	14,805,705	76,157,307	241,332,993
	Fundamental Value	15,197,464	5,873,792	5,071,762	15,999,494	77,573,513	241,432,364
	Global Bond	8,110,980	3,017,524	92,213	11,036,291	1,351,805	160,578,041
	Global Real Estate	—	6,749,037	7,537	6,741,500	88,644	80,695,755
	High Income	—	6,463,980	21,194	6,442,786	261,332	79,439,550
	High Yield	39,661,422	17,154,465	15,694,904	41,120,982	155,739,125	402,163,208
	International Equity Index B	3,423,159	560,845	3,984,005	—	76,555,076	—
	International Opportunities	11,261,089	9,874,514	117,946	21,017,657	1,953,218	328,085,624
	International Small Cap	12,147,649	2,742,121	7,051,515	7,838,255	155,517,435	161,546,434
	International Small Company	—	14,126,006	18,614	14,107,392	221,122	161,811,791
	International Core	27,349,084	10,063,706	430,973	36,981,818	5,940,551	494,446,904
	International Value	21,896,162	7,309,442	9,356,998	19,848,606	158,287,330	326,708,052
	Large Cap	4,105,788	1,629,120	8,357	5,726,551	116,790	79,713,586
	Large Cap Value	2,673,396	1,149,882	5,857	3,817,421	123,431	80,165,840
	Mid Cap Core	13,835,957	5,079,889	4,361,593	14,554,253	75,141,593	241,163,975
	Mid Cap Index	3,218,228	5,825,322	14,156	9,029,394	257,181	161,174,690
	Mid Cap Stock	3,739,682	1,513,895	31,841	5,221,736	519,028	80,832,473
	Mid Cap Value	3,081,707	1,581,361	4,663,069	—	75,588,780	—
	Mid Cap Value Equity	—	6,638,172	8,151	6,630,021	99,023	80,289,555
	Natural Resources	7,423,226	4,323,036	443,867	11,302,395	14,542,240	343,140,698
	Overseas Equity	—	12,884,390	14,863	12,869,527	189,002	163,442,988
	Quantitative Value	11,500,555	6,769,349	52,750	18,217,154	713,373	241,559,468
	Real Estate Equity	—	6,377,072	25,882	6,351,190	322,098	81,549,277
	Real Estate Securities	4,678,504	2,268,469	6,946,973	—	153,464,136	—
	Real Return Bond	12,995,225	6,134,666	229,485	18,900,406	2,917,334	240,791,169
	Small Cap Index	3,892,371	1,371,210	31,259	5,232,323	505,104	81,519,593
	Small Cap Opportunities	5,113,034	1,846,935	41,734	6,918,236	1,013,547	162,371,004
	Small Cap	4,057,921	2,051,550	17,667	6,091,805	256,245	80,533,658
	Small Company Growth	4,365,642	1,424,597	32,547	5,757,692	477,690	81,298,611
	Small Company Value	2,614,020	1,304,884	25,031	3,893,873	566,513	81,576,648
	Special Value	2,951,263	1,352,889	7,476	4,296,676	141,244	80,261,908
	Spectrum Income	9,149,771	3,476,008	94,201	12,531,578	1,205,365	160,153,568
	Strategic Bond	9,697,424	4,180,716	6,736,733	7,141,406	75,450,260	79,483,854
	Strategic Income	—	6,054,589	28,794	6,025,795	380,730	79,419,984
	Total Return	16,881,901	7,720,270	285,865	24,316,305	3,792,979	321,218,395
	U.S. Global Leaders Growth	13,350,150	6,550,384	123,429	19,777,104	1,530,924	240,489,581
	U.S. High Yield Bond	—	6,309,318	29,000	6,280,318	367,508	79,446,020
	U.S. Large Cap	—	10,695,554	12,227	10,683,327	184,593	160,356,736
	U.S. Multi Sector	31,173,834	13,211,521	249,605	44,135,749	3,232,245	564,496,230
	Value & Restructuring	—	5,826,847	6,534	5,820,312	90,445	80,960,546
	Vista	4,420,058	1,525,056	51,616	5,893,499	768,667	82,391,111

27

John Hancock Trust
Notes to Financial Statements (Unaudited)

8. INVESTMENT IN AFFILIATED UNDERLYING FUNDS, CONTINUED

PORTFOLIO	AFFILIATE - SERIES NAV	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	SALE PROCEEDS	ENDING VALUE
Lifestyle Moderate
	500 Index	2,658,857	135,819	2,794,676	—	$31,522,805	—
	Active Bond	11,841,612	2,153,447	160,381	13,834,678	1,526,680	$130,045,971
	Blue Chip Growth	4,057,769	696,772	55,918	4,698,624	1,005,894	82,037,967
	Core Bond	2,279,832	388,461	8,439	2,659,854	102,440	32,131,031
	Core Equity	2,853,950	2,044,729	50,541	4,848,138	734,892	65,546,821
	Equity-Income	1,704,902	320,447	24,560	2,000,790	422,461	32,612,870
	Fundamental Value	2,819,055	1,567,527	37,386	4,349,196	571,829	65,629,364
	Global Bond	6,030,355	858,381	171,142	6,717,594	2,483,743	97,740,988
	Global Real Estate	—	2,781,636	10,045	2,771,592	116,816	33,175,951
	High Income	—	3,924,321	8,338	3,915,983	102,727	48,284,071
	High Yield	14,018,570	2,409,190	6,477,978	9,949,783	64,333,676	97,308,878
	International Equity Index B	1,690,801	161,400	936,797	915,405	17,941,868	16,724,449
	International Opportunities	951,334	198,905	76,070	1,074,170	1,270,748	16,767,787
	International Core	5,639,844	1,356,632	636,355	6,360,121	8,768,955	85,034,818
	International Value	2,709,031	508,393	169,929	3,047,494	2,866,631	50,161,757
	Investment Quality Bond	2,406,118	493,852	8,825	2,891,145	98,723	32,149,533
	Overseas Equity	—	1,315,720	1,663	1,314,057	20,771	16,688,523
	Real Estate Equity	—	2,643,125	27,581	2,615,544	340,684	33,583,586
	Real Estate Securities	2,315,741	671,489	2,987,229	—	66,462,082	—
	Real Return Bond	4,289,515	839,183	48,185	5,080,513	625,789	64,725,738
	Small Cap	1,005,874	281,334	28,312	1,258,896	429,729	16,642,610
	Small Company	1,820,722	646,197	87,035	2,379,884	1,443,625	33,794,349
	Small Company Value	646,767	188,490	31,186	804,071	725,618	16,845,297
	Spectrum Income	7,933,090	2,308,817	66,119	10,175,788	846,679	130,046,565
	Strategic Bond	6,006,042	1,107,530	4,213,354	2,900,218	47,209,622	32,279,432
	Strategic Income	—	2,433,607	3,372	2,430,235	44,516	32,030,497
	Total Return	12,536,011	2,519,259	254,252	14,801,018	3,426,384	195,521,453
	U.S. Government Securities	2,114,913	387,083	8,383	2,493,613	109,025	32,092,801
	U.S. High Yield Bond	2,211,678	1,623,298	20,416	3,814,559	265,399	48,254,177
	U.S. Multi Sector	4,403,644	753,788	54,253	5,103,178	725,729	65,269,653
	Value & Restructuring	2,161,236	354,107	86,842	2,428,500	1,238,307	33,780,441

28

John Hancock Trust
Evalution of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Trust (the “Trust”).

EVALUATION BY THE BOARD OF TRUSTEES

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each of the Funds and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and any sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements), the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

APPROVAL OF RENEWAL OF ADVISORY AGREEMENT

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) —	(a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) —	reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) —	reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) —	(a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by the John Hancock insurance companies that use the Trust as their underlying investment vehicle in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

29

John Hancock Trust
Evalution of Subadvisory Agreements by the Board of Trustees - continued

(b) reviewed the profitability of the JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) —	reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Trust (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

APPROVAL OF RENEWAL OF SUBADVISORY AGREEMENTS

At its meeting on June 2, 2006, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	With respect to each subadviser that is not affiliated with the Adviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and generally are competitive within the range of industry norms;

(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

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John Hancock Trust
Appendix A

PORTFOLIO (SUBADVISER)	Performance of TRUST, as of March 31, 2006	Fees and Expenses

Lifestyle Aggressive (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index over the one, three and five year periods.	Advisory fees for this Trust are lower than its peer group median. Total expenses for this Trust are lower than its peer group median.

Lifestyle Balanced (MFC Global Investment Management (U.S.A.) Limited)	The Trust has outperformed its benchmark index over the one, three and five year periods.	Advisory fees for this Trust are lower than its peer group median. Total expenses for this Trust are higher than its peer group median.

Lifestyle Conservative (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index over the one, three and five year periods.	Advisory fees for this Trust are lower than its peer group median. Total expenses for this Trust are higher than its peer group median.

Lifestyle Growth (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index over the one, three and five year periods.	Advisory fees for this Trust are lower than its peer group median. Total expenses for this Trust are higher than its peer group median.

Lifestyle Moderate (MFC Global Investment Management (U.S.A.) Limited)	The Trust outperformed its benchmark index over the one, three and five year periods.	Advisory fees for this Trust are lower than its peer group median. Total expenses for this Trust are higher than its peer group median.

31

John Hancock Trust
Trustees and Officers Information (Unaudited)

The Trustees and Officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios.

DISINTERESTED TRUSTEES

Name, Address and Age	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Don B. Allen 601 Congress Street Boston, MA 02210 Born: 1928	Trustee (since 1985)	Adviser, Sinicon Plastics Inc. (plastic injection molding).
Charles L. Bardelis 601 Congress Street Boston, MA 02210 Born: 1941	Trustee (since 1988)	President and Executive Officer, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).
Peter S. Burgess 601 Congress Street Boston, MA 02210 Born: 1942	Trustee (since 2005)
Consultant (financial, accounting and auditing matters) (since 1999). Certified Public Accountant, Partner; Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).

Elizabeth G. Cook 601 Congress Street Boston, MA 02210 Born: 1937	Trustee (since 2005)[2]
Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to present); Expressive Arts Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).

Hassell H. McClellan 601 Congress Street Boston, MA 02210 Born: 1945	Trustee (since 2005)[2]	Associate Professor, The Graduate School of the Wallace E. Carroll School of Management, Boston College. Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005).
James M. Oates 601 Congress Street Boston, MA 02210 Born: 1946	Chairman (since 2005) Trustee (since 2004)
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997).
Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995); and Connecticut River Bancorp (since 1998).
Trustee of John Hancock Funds II (since 2005) and John Hancock Funds III (since 2005); Director, Phoenix Mutual Funds (since 1988; overseeing 20 portfolios).

F. David Rolwing 601 Congress Street Boston, MA 02210 Born: 1934	Trustee (since 1997)[3]	Former Chairman, President and CEO, Montgomery Mutual Insurance Company, 1991 to 1999. (Retired 1999).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2	Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

3	Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

32

John Hancock Trust
Trustees and Officers Information (Unaudited)

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

Name, Address and Age	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
James R. Boyle[2] 601 Congress Street Boston, MA 02210 Born: 1959	Trustee (since 2005)
President, John Hancock Annuities; Executive Vice President, John Hancock Life Insurance Company (since June 2004); President U.S. Annuities; Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (prior to 2004).

John D. Richardson[2,3] 601 Congress Street Boston, MA 02210 Born: 1938	Trustee (since 1997)
Retired; Former Senior Executive Vice President, Office of the President, Manulife Financial, February 2000 to March 2002 (Retired, March 2002); Executive Vice President and General Manager, U.S. Operations, Manulife Financial, January 1995 to January 2000.
Director of BNS Split Corp. and BNS Split Corp. II, publicly traded companies listed on the Toronto Stock Exchange.

Keith F. Hartstein[4] 601 Congress Street Boston, MA 02210 Born: 1956	President (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, John Hancock Advisers, LLC and The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company); Director, President and Chief Executive Officer, John Hancock Funds, LLC (“John Hancock Funds”); Director, President and Chief Executive Officer, Sovereign Asset Management LLC (“Sovereign”); Director, John Hancock Signature Services, Inc.; Director, Chairman and President, NM Capital Management, Inc. (NM Capital) (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Executive Vice President, John Hancock Funds, LLC (until 2005).

John G. Vrysen[4] 601 Congress Street Boston, MA 02210 Born: 1955	Chief Financial Officer (since 2005)
Executive Vice President and Chief Financial Officer, John Hancock Funds, LLC, July 2005 to present; Senior Vice President and General Manager, Fixed Annuities, John Hancock Financial Services, September 2004 to July 2005; Executive Vice President, Operations, Manulife Wood Logan, July 2000 to September 2004.

Gordon M. Shone[4] 601 Congress Street Boston, MA 02210 Born: 1956	Treasurer (since 2005)	Senior Vice President, John Hancock Life Insurance Company (U.S.A.), January 2001 to present. Vice President, The Manufacturers Life Insurance Company (U.S.A.), August 1998 to December 2000.
John D. Danello[4] 601 Congress Street Boston, MA 02110 Born: 1955	Secretary (since 2005)
Vice President/Chief Counsel, US Wealth Management, John Hancock Financial Services, Inc., February 2005 to present. Vice President/Chief Counsel, Life Insurance & Asset Management, Allmerica Financial Corporation, Inc., 2001 to February 2005.

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer (since 2005)
Vice President and Chief Compliance Officer for John Hancock Investment Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company and John Hancock Funds (since 2005); Fidelity Investments—Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Fidelity Investments— Vice President and Ethics & Compliance Officer (until 2001).

1	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2	The Trustee is an “interested person” (as defined in the 1940 Act) due to his position (prior position in the case of John D. Richardson) with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

3	Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

4	Affiliated with the Adviser.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov.

PROXY VOTING POLICY A description of the Trust’s proxy voting policies and procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available without charge, upon request, by calling 1-800-344-1029 or on the SEC internet website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE The portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St., N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

33

Management of the Trust

Trustees

James M. Oates, Chairman of the Board
Don B. Allen
Charles L. Bardelis
James R. Boyle
Peter S. Burgess
Elizabeth G. Cook
Hassell H. McClellan
F. David Rolwing
John D. Richardson

Officers

Keith F. Hartstein, President
John G. Vrysen, Chief Financial Officer
Gordon M. Shone, Treasurer
John D. Danello, Secretary
Francis V. Knox, Jr., Chief Compliance Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

John Hancock

601 Congress Street
Boston MA 02210-2805

PRESORTED STD
U.S. POSTAGE
PAID
RANDOLPH, MA
PERMIT NO. 75

JHTLSA 8/06

American Funds®

The right choice for the long term®

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2006

Figures shown here for American Funds Insurance Series® are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

					Returns for periods ended June 30, 2006
				Cumulative total returns			Average annual total returns

			6 months		1 year	5 years		10 years		Lifetime
Growth Fund (since 2/8/84)	Class	1	+	2.56%	+ 15.42%	+	4.61%	+	13.75%	+	14.73%
	Class	2	+	2.44	+ 15.12	+	4.35	+	13.47	+	14.42
	Class	3	+	2.48	+ 15.21	+	4.42	+	13.54	+	14.53

International Fund (since 5/1/90)	Class	1	+	6.01	+ 27.29	+	10.02	+	10.83	+	10.48
	Class	2	+	5.83	+ 26.94	+	9.74	+	10.55	+	10.19
	Class	3	+	5.87	+ 27.10	+	9.82	+	10.63	+	10.28

Blue Chip Income and Growth Fund	Class	1	+	4.65	+ 11.71		—		—	+	3.49
(since 7/5/01)	Class	2	+	4.56	+ 11.45		—		—	+	3.21

Growth-Income Fund (since 2/8/84)	Class	1	+	4.09	+ 10.51	+	5.45	+	10.42	+	12.97
	Class	2	+	3.96	+ 10.25	+	5.19	+	10.15	+	12.65
	Class	3	+	4.00	+ 10.31	+	5.26	+	10.22	+	12.77

Bond Fund (since 1/2/96)	Class	1	+	1.41	+ 1.86	+	5.90	+	6.45	+	5.99
	Class	2	+	1.23	+ 1.59	+	5.65	+	6.18	+	5.73

The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline the report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, Class 2 and Class 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected here. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes shown in this report are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Investors in American Funds Insurance Series benefited as most of the investment options in the series gained value during the six-month period ended June 30, 2006.

As the year began, stock markets around the world continued to show strength. However, they lost some of their momentum in the spring, declining amid questions about the future of interest rates and inflation. In the U.S., economic growth remained healthy, leading to higher corporate profits, sustained consumer demand and relatively low unemployment. For the six-month period, Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, rose 2.7%, while the Nasdaq Composite Index, home to many of the nation’s technology companies, fell 1.5% .

In addition to the U.S., many markets around the world saw positive returns for the six-month period despite the recent downturn. All major European currencies strengthened against the U.S. dollar, contributing to double-digit market gains. The London FTSE 100 and the German DAX posted gains of 13.9% and 13.5%, respectively, when measured in U.S. dollars. Japan had the steepest drop among the larger developed markets during the period, returning –0.3% as calculated by the Nikkei 225 Stock Average when measured in U.S. dollars.

Most developing markets, which had been the biggest beneficiar-ies of the favorable economic conditions and supportive monetary global policy of the past few years, bore the brunt of the downturn and a reduced appetite for risk among investors. However, many countries, such as Brazil and China, still managed to finish the period with double-digits gains, returning 18.6% * and 23.7%, respectively. India also fared relatively well, returning 9.9% for the period.

Energy companies, bolstered by the continuing high price of oil, provided strong returns. Financial companies, benefiting from healthy balance sheets, also did quite well, despite recent interest rate trends. Small-capitalization stocks continued to outpace the broader market, returning 7.0% as measured by the S&P/Citigroup Global Index, which tracks stocks with market capitalizations less than $3 billion. However, many large-capitalization companies —the leaders of the industry — seem largely undervalued. Their solid market positions and strong balance sheets are selling at attractive prices and may offer unique long-term opportunities.

For many of the bond markets, especially investment grade, the environment was less favorable. During the six-month period, the Federal Reserve continued its measured course of interest rate hikes, increasing the federal funds rate four times to 5.25%, which is 4.25 percentage points higher than in June 2004, when the Fed began raising rates. As a result of these rising interest rates, bond yields, both on the short and long end, have continued to rise, generating satisfactory returns only for shorter term securities.

The high-yield market, driven by solid economic growth in the U.S., low default rates and healthy balance sheets and profits, did comparatively well for the period, returning 3.5% as measured by the Credit Suisse High Yield Index. In comparison, the investment-grade bond market as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index lost 0.8% for the first half of 2006.

We are very pleased to announce our 14th fund in the series, Global Growth and Income Fund. The fund, which seeks to provide long-term growth of capital with current income by investing in well-established companies located around the world, complements the current lineup of equity investment options in the series by offering a growth-and-income fund with a global emphasis. (For more information about the fund, please see the fund review page.)

Thank you for investing in American Funds Insurance Series. We look forward to reporting to you again in six months.

August 7, 2006

*Unless otherwise indicated, country returns are based on MSCI® indexes, assume reinvestment of dividends and are measured in U.S. dollars.

American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM All the variable funds in the American Funds Insurance Series may not be available in your product.

American Funds Insurance Series

Objective: Seeks growth of capital by investing primarily in U.S. common stocks.

Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth Fund rose 2.4% in the first half of 2006, slightly lagging its benchmark, the S&P 500, which gained 2.7% for the six months ended June 30, 2006.

The year began on a high note as stock markets around the world continued their upward trend. However, by mid-May, fears of inflation and higher interest rates in the U.S. caused a decline in markets throughout much of the world. It was a difficult period for growth investing as many traditional growth companies fell relatively out of favor with investors.

The fund was helped by its energy holdings — one of the fund’s largest sectors at 15.8% — which continued to benefit from high oil prices. Schlumberger, one of the fund’s top 10 holdings, returned 34.0% for the period.

Many of the fund’s technology holdings also positively affected results, though a few companies, such as Microsoft and eBay, did not fare as well. The fund was also hindered by some of its holdings in the health care providers and services industry.

American Funds Insurance Series

International Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

International Fund gained 5.8% during the first half of 2006 (ended June 30), while the MSCI EAFE® (Europe, Australasia, Far East) Index posted a 10.5% return.

After a period of strong growth in stock markets around the world, investor enthusiasm waned amid mounting evidence of rising inflation, which raised expectations for higher interest rates in the U.S. and beyond. As a result, stock markets traded lower, and few countries were spared as the selloff extended into June. Although stock indexes in developing countries suffered the largest declines, markets around the globe were affected.

Japan (home to 16.1% of fund assets) had the steepest drop among the larger markets during the period, returning –0.3% as calculated by the Nikkei 225 Stock Average when measured in U.S. dollars. The fund’s European exposure (39.5% of fund assets) fared better, especially when measured in U.S. dollars, as all major European currencies strengthened against the dollar. The United Kingdom rose 13.6%, * while Switzerland and Germany gained 10.6% and 14.1%, respectively.

The fund was hindered by a few of its Japanese holdings, including retail giant Seven & I Holdings. Its information technology stocks were also a drag on results, while the continuing high energy prices helped boost returns for the fund’s holdings in oil, gas and consumable fuels.

Europe		Asia/Pacific Basin (cont.)

Switzerland	7.8%	Australia	2.6%

United Kingdom	7.5	Other	2.2

Germany	7.2		36.6

France	5.8

		The Americas
Netherlands	2.8

		Canada	3.9

Spain	2.0

		Brazil	2.3

Austria	1.6

		Mexico	1.5

Italy	1.5

		United States	.8

Denmark	1.3

			8.5

Other	2.0

	39.5	Other countries

		South Africa	.1

Asia/Pacific Basin
			.1

Japan	16.1

South Korea	7.4

		Short-term securities & other
Hong Kong	2.9

		assets less liabilities	15.3

Taiwan	2.8

India	2.6	Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.

Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

*Unless otherwise indicated, country returns are based on MSCI® indexes, assume reinvestment of dividends and are measured in U.S. dollars.

American Funds Insurance Series

Blue Chip Income and Growth Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Blue Chip Income and Growth Fund rose 4.6%, outpacing the S&P 500, which returned 2.7% for the six-month period ended June 30, 2006.

The fund celebrated its fifth anniversary just a few days after the end of the fiscal half-year. During its brief lifespan, Blue Chip Income and Growth Fund has experienced both a severe market decline —the fund was launched in 2001 — and a strong rebound. The fund’s mandate to have at least 90% of assets invested in high-quality, well-established U.S. companies has proved popular with investors. From its initial $10 million, the fund has grown to more than $3 billion at the end of the period.

During the first half of 2006, the U.S. stock market touched a five-year high before declining moderately late in the period amid growing concerns over interest rates and inflation. In this environment, the fund bested its benchmark with the help of its holdings in oil, gas and consumable fuels. The fund was also helped by its investments in financials. The fund’s information technology holdings hindered results.

Objective: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

Special characteristics: Invests primarily in securities of well-established, high-quality U.S. companies.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

American Funds Insurance Series

Growth-Income Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Growth-Income Fund rose 4.0% during the six-month period ended June 30, 2006, exceeding the S&P 500, which gained 2.7% . The fund has outpaced the S&P 500 over the three-, five- and 10-year periods.

As the year began, the stock market continued to rally, touching a five-year high. However, in May the market lost some of its momentum, declining amid questions about the future of interest rates and inflation. At the same time, investors did not panic as corporate balance sheets and profits remained healthy.

During the period, the fund’s portfolio counselors steered a steady course, maintaining its sizable holdings in energy companies (8.0% of assets). While this exposure, aided by the high price of oil, helped to boost results, the fund’s diversi-fication among a variety of industry groups contributed to its overall return for the six-month period.

In addition to its energy holdings, the fund benefited from its investments in financial companies, while some of its semiconductor and semiconductor equipment holdings hindered the fund’s return.

Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

American Funds Insurance Series

Bond Fund

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Bond Fund gained 1.2% for the six-month period ended June 30, 2006, surpassing the unmanaged Citigroup Broad Investment-Grade (BIG) Bond Index, which fell 0.8% .

The Federal Reserve maintained its measured course of interest rate hikes, increasing the federal funds rate four times during the first half of 2006 to 5.25% . As a result of these rising interest rates, bond yields, both on the short and long end, have continued to rise, generating satisfactory returns only for shorter term securities.

Lower rated corporate bonds did well for the period. Driven by solid economic growth in the U.S., low default rates, and healthy balance sheets and profits, high-yield securities, which are rated BB or lower in the credit spectrum, boosted the fund’s overall return. At the end of the first half of the fund’s fiscal year, 21.6% of its net assets were high yield.

The fund benefited from its credit selections, as well as many of its holdings in the automobile and airline industries. Its health care securities did not fare as well for the period.

Objective: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

American Funds Insurance Series

Growth Fund
Summary investment portfolio June 30, 2006			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Google	3.8%	Schlumberger	1.9%

Altria Group	2.5	Target	1.6

Roche Holding	2.3	Cisco Systems	1.5

Microsoft	2.2	Qwest Communications International	1.4

Lowe’s Companies	2.1	Kohl’s	1.3

Common stocks — 86.04%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 16.53%

Google Inc., Class A1	2,231,400	$ 935,693	3.84%

Microsoft Corp.	23,155,000	539,511	2.22

Cisco Systems, Inc.[1]	18,433,000	359,996	1.48

Taiwan Semiconductor Manufacturing Co. Ltd.	81,019,112	146,337
			.87
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,158,433	65,714

Oracle Corp.[1]	14,622,800	211,884.87

Corning Inc.[1]	6,959,200	168,343.69

Samsung Electronics Co., Ltd.	235,000	149,401.61

Other securities		1,447,360	5.95

		4,024,239	16.53

Energy — 15.81%

Schlumberger Ltd.	7,219,600	470,068	1.93

Halliburton Co.	3,480,000	258,251	1.06

Canadian Natural Resources, Ltd.	4,625,700	255,823	1.05

Suncor Energy Inc.	3,002,076	243,018	1.00

EOG Resources, Inc.	3,265,000	226,395.93

Transocean Inc.[1]	2,731,400	219,386.90

Devon Energy Corp.	3,409,072	205,942.85

Newfield Exploration Co.[1]	3,917,200	191,708.79

Murphy Oil Corp.	2,698,800	150,755.62

Peabody Energy Corp.	2,653,000	147,905.61

Other securities		1,477,712	6.07

		3,846,963	15.81

Consumer discretionary — 14.18%

Lowe’s Companies, Inc.	8,263,000	501,316	2.06

Target Corp.	7,890,000	385,584	1.58

Kohl’s Corp.[1]	5,540,000	327,525	1.35

Carnival Corp., units	6,905,000	288,215	1.18

Starbucks Corp.[1]	6,920,000	261,299	1.07

Best Buy Co., Inc.	4,490,400	246,254	1.01

Harrah’s Entertainment, Inc.	2,644,000	188,200.77

Johnson Controls, Inc.	2,250,000	184,995.76

Michaels Stores, Inc.	4,070,000	167,847.69

Garmin Ltd.	1,432,000	150,990.62

Other securities		749,235	3.09

		3,451,460	14.18

American Funds Insurance Series

Growth Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Health care — 12.26%

Roche Holding AG	3,460,000	$ 570,969	2.35%

AstraZeneca PLC (ADR)	2,715,000	162,411
			.96
AstraZeneca PLC (Sweden)	1,200,000	72,402

WellPoint, Inc.[1]	3,040,000	221,221.91

Zimmer Holdings, Inc.[1]	3,610,000	204,759.84

Sanofi-Aventis	2,023,900	197,292.81

Medtronic, Inc.	3,500,000	164,220.67

Other securities		1,392,028	5.72

		2,985,302	12.26

Consumer staples — 6.81%

Altria Group, Inc.	8,380,000	615,343	2.53

Walgreen Co.	6,000,000	269,040	1.11

Other securities		772,734	3.17

		1,657,117	6.81

Industrials — 5.17%

Boeing Co.	2,565,000	210,099.86

General Electric Co.	5,270,000	173,699.71

Other securities		873,943	3.60

		1,257,741	5.17

Financials — 4.92%

Fannie Mae	5,530,000	265,993	1.09

Banco Bradesco SA, preferred nominative (ADR)	5,646,700	175,556.72

American International Group, Inc.	2,600,000	153,530.63

Freddie Mac	2,297,700	130,992.54

Other securities		470,784	1.94

		1,196,855	4.92

Materials — 2.85%

Barrick Gold Corp.	6,300,000	186,480.77

Other securities		507,319	2.08

		693,799	2.85

Telecommunication services — 2.24%

Qwest Communications International Inc.[1]	43,050,000	348,275	1.43

Other securities		196,995.81

		545,270	2.24

Utilities — 0.59%

Other securities		142,891.59

American Funds Insurance Series

Growth Fund

Common stocks		Market	Percent
		value	of net
		(000)	assets
Miscellaneous — 4.68%

Other common stocks in initial period of acquisition		$1,139,265	4.68%

Total common stocks (cost: $16,278,780,000)		20,940,902	86.04

	Principal
Short-term securities — 13.54%	amount
	(000)

Federal Home Loan Bank 4.79%–5.29% due 7/5–9/27/2006	$509,500	506,061	2.08

Fannie Mae 4.84%–5.15% due 7/12–9/13/2006	371,200	368,477	1.51

Clipper Receivables Co., LLC 5.00%–5.22% due 7/7–8/28/2006[2]	230,864	229,943.95

Bank of America Corp. 5.23%–5.325% due 9/12–9/22/2006	131,800	130,315
			.94
Ranger Funding Co. LLC 5.03%–5.10% due 7/12–8/28/2006[2]	99,000	98,464

CAFCO, LLC 5.03%–5.37% due 7/14–9/13/2006[2]	194,700	193,383
			.90
Ciesco LLC 5.02% due 7/14/2006[2]	26,000	25,951

Variable Funding Capital Corp. 5.025%–5.23% due 7/12–7/28/2006[2]	216,700	216,032.89

Freddie Mac 4.91%–5.285% due 7/25–9/26/2006	179,400	178,007.73

Edison Asset Securitization LLC 5.02%–5.25% due 7/24–8/18/2006[2]	100,450	99,958
			.62
General Electric Capital Services, Inc. 5.18% due 8/9/2006	50,000	49,712

International Lease Finance Corp. 5.08%–5.28% due 8/3–8/31/2006	97,600	96,915.40

Other securities		1,102,170	4.52

Total short-term securities (cost: $3,295,426,000)		3,295,388	13.54

Total investment securities (cost: $19,574,206,000)		24,236,290	99.58

Other assets less liabilities		102,093.42

Net assets		$24,338,383	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund’s holdings in affiliated companies is included in “Other securities” under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2006, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/06
Company	shares	Purchases	Sales	shares	(000)	(000)

Aveta, Inc.[1,2]	3,918,000	—	—	3,918,000	—	$ 62,688

Rosetta Resources Inc.[1,2]	2,980,000	—	—	2,980,000	—	49,527

DataPath, Inc.[1,2,3]	—	2,819,968	—	2,819,968	—	31,020

					—	$143,235

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $1,684,420,000, which represented 6.92% of the net assets of the fund.

3 Valued under fair value procedures adopted by authority of the board of trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2006			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Bayer	2.2%	Unibanco	1.6%

Roche Holding	2.1	Kookmin Bank	1.5

Nestlé	1.8	Seven & I Holdings	1.5

Credit Suisse	1.6	Société Générale	1.4

Telekom Austria	1.6	MUFG	1.4

Common stocks — 84.65%		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 22.75%

Credit Suisse Group	2,205,000	$ 123,150	1.63%

Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	119,635	1.58

Kookmin Bank	1,372,500	112,869	1.49

Société Générale	743,000	109,165	1.44

Mitsubishi UFJ Financial Group, Inc.	7,709	107,809	1.42

Sun Hung Kai Properties Ltd.	10,286,000	104,894	1.38

Macquarie Bank Ltd.	1,856,898	95,159	1.26

Hana Financial Holdings	1,398,422	65,757.87

ING Groep NV	1,549,310	60,827.80

Swire Pacific Ltd., Class A	5,720,000	59,031.78

BNP Paribas	577,090	55,186.73

Mizuho Financial Group, Inc.	5,870	49,716.66

Westpac Banking Corp.	962,514	16,642.22

Other securities		644,047	8.49

		1,723,887	22.75

Information technology — 8.70%

Samsung Electronics Co., Ltd.	168,064	106,846	1.41

Taiwan Semiconductor Manufacturing Co. Ltd.	27,308,177	49,324
			.88
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,879,319	17,252

Murata Manufacturing Co., Ltd.	855,000	55,525.73

Rohm Co., Ltd.	592,100	52,943.70

Toshiba Corp.	8,103,000	52,906.70

Other securities		324,444	4.28

		659,240	8.70

Consumer discretionary — 8.17%

Kingfisher PLC	15,603,645	68,736.90

Swatch Group Ltd, nonregistered shares	243,386	41,038
			.82
Swatch Group Ltd	597,444	20,830

Honda Motor Co., Ltd.	400,000	12,691.17

Other securities		475,783	6.28

		619,078	8.17

Health care — 7.73%

Roche Holding AG	949,500	156,686	2.07

AstraZeneca PLC (United Kingdom)	1,262,500	76,111
			1.41
AstraZeneca PLC (Sweden)	510,500	30,801

Novo Nordisk A/S, Class B	1,589,900	101,209	1.34

Merck KGaA[1]	679,000	61,679.81

Other securities		158,805	2.10

		585,291	7.73

American Funds Insurance Series

International Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Energy — 7.63%

Royal Dutch Shell PLC, Class B	1,943,868	$ 67,893
Royal Dutch Shell PLC, Class B (ADR)	275,839	19,273	1.38%
Royal Dutch Shell PLC, Class A	522,000	17,540

Reliance Industries Ltd.	3,628,695	83,843	1.11

Husky Energy Inc.	1,035,000	64,975.86

Oil & Natural Gas Corp. Ltd.	2,452,230	59,237.78

Canadian Natural Resources, Ltd.	1,000,000	55,305.73

Norsk Hydro ASA	2,050,000	54,315.72

Petro-Canada	1,080,000	51,251.67

Other securities		104,813	1.38

		578,445	7.63

Consumer staples — 6.45%

Nestlé SA	436,920	136,995	1.81

Seven & I Holdings Co., Ltd.	3,327,000	109,630	1.45

METRO AG	1,003,000	56,793.75

Other securities		184,950	2.44

		488,368	6.45

Materials — 6.20%

Bayer AG	3,659,000	168,010	2.22

Nitto Denko Corp.	994,900	70,872.94

Barrick Gold Corp.	1,859,802	54,944.72

Other securities		176,031	2.32

		469,857	6.20

Telecommunication services — 5.34%

Telekom Austria AG	5,510,225	122,564	1.62

Koninklijke KPN NV	8,685,600	97,540	1.29

Other securities		183,981	2.43

		404,085	5.34

Industrials — 3.78%

Samsung Engineering Co., Ltd.	1,592,000	70,999.94

Asahi Glass Co., Ltd.	4,560,000	57,832.76

Siemens AG	575,000	49,976.66

Other securities		107,888	1.42

		286,695	3.78

Utilities — 2.99%

Veolia Environnement	1,755,900	90,653	1.20

E.ON AG	615,000	70,731.93

Other securities		65,056.86

		226,440	2.99

Miscellaneous — 4.91%

Other common stocks in initial period of acquisition		371,432	4.91

Total common stocks (cost: $4,826,998,000)		6,412,818	84.65

American Funds Insurance Series

International Fund

Rights & warrants — 0.01%		Market	Percent
		value	of net
		(000)	assets
Miscellaneous — 0.01%

Other rights & warrants in initial period of acquisition		$525.01%

Total rights & warrants (cost: $0)		525.01

	Principal
Short-term securities — 15.26%	amount
	(000)

Stadshypotek Delaware Inc. 4.98%–5.02% due 7/12–7/25/2006[2]	$83,800	83,599	1.10

Federal Home Loan Bank 4.79%–5.21% due 7/5–9/13/2006	83,171	82,780	1.09

Westpac Banking Corp. 5.09%–5.25% due 8/22/2006[2]	82,500	81,866	1.08

American Honda Finance Corp. 5.00%–5.01% due 7/18–7/24/2006	80,000	79,780	1.05

Amsterdam Funding Corp. 4.99%–5.18% due 7/10–9/11/2006[2]	71,600	71,371.94

Freddie Mac 4.91%–5.285% due 7/25–9/26/2006	59,708	59,253.78

Alcon Capital Corp. 5.05% due 8/3/2006[2]	50,000	49,761.66

Barton Capital LLC 5.01%–5.32% due 7/3–8/11/2006[2]	36,400	36,280.48

ING (U.S.) Funding LLC 5.26%–5.30% due 8/8–8/30/2006	33,400	33,166.44

Other securities		578,626	7.64

Total short-term securities (cost: $1,156,429,000)		1,156,482	15.26

Total investment securities (cost: $5,983,427,000)		7,569,825	99.92

Other assets less liabilities		6,446.08

Net assets		$7,576,271	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Security did not produce income during the last 12 months.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $649,600,000, which represented 8.57% of the net assets of the fund.

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2006			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
BellSouth	4.0%	Hewlett-Packard	3.2%

Oracle	3.8	Lowe’s Companies	2.8

General Electric	3.7	JPMorgan Chase	2.7

Fannie Mae	3.4	Intel	2.5

Tyco	3.2	Microsoft	2.4

Common stocks — 92.81%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 17.11%

Oracle Corp.[1]	9,200,000	$133,308	3.84%

Hewlett-Packard Co.	3,450,000	109,296	3.15

Intel Corp.	4,650,000	88,117	2.54

Microsoft Corp.	3,550,000	82,715	2.39

International Business Machines Corp.	925,000	71,058	2.05

Cisco Systems, Inc.[1]	2,400,000	46,872	1.35

Applied Materials, Inc.	1,800,000	29,304.85

Other securities		32,092.94

		592,762	17.11

Financials — 16.45%

Fannie Mae	2,430,000	116,883	3.37

J.P. Morgan Chase & Co.	2,200,000	92,400	2.67

American International Group, Inc.	1,300,000	76,765	2.22

Capital One Financial Corp.	700,000	59,815	1.73

Citigroup Inc.	1,225,000	59,094	1.71

Bank of America Corp.	1,176,395	56,584	1.63

Freddie Mac	700,000	39,907	1.15

Washington Mutual, Inc.	750,000	34,185.99

Other securities		34,047.98

		569,680	16.45

Consumer discretionary — 13.59%

Lowe’s Companies, Inc.	1,620,000	98,285	2.84

Target Corp.	1,375,000	67,196	1.94

General Motors Corp.	1,750,000	52,133	1.51

Best Buy Co., Inc.	800,000	43,872	1.27

Clear Channel Communications, Inc.	1,400,000	43,330	1.25

Omnicom Group Inc.	400,000	35,636	1.03

Leggett & Platt, Inc.	1,350,000	33,723.97

TJX Companies, Inc.	1,350,000	30,861.89

Carnival Corp., units	575,000	24,001.69

Harley-Davidson Motor Co.	425,000	23,328.67

Other securities		18,161.53

		470,526	13.59

Industrials — 12.37%

General Electric Co.	3,900,000	128,544	3.71

Tyco International Ltd.	4,050,000	111,375	3.22

United Parcel Service, Inc., Class B	605,000	49,810	1.44

United Technologies Corp.	760,000	48,199	1.39

Norfolk Southern Corp.	592,800	31,549.91

Other securities		58,979	1.70

		428,456	12.37

American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Health care — 12.20%

Aetna Inc.	1,850,000	$ 73,871	2.13%

Cardinal Health, Inc.	1,000,000	64,330	1.86

AstraZeneca PLC (ADR) (United Kingdom)	950,000	56,829	1.64

Eli Lilly and Co.	825,000	45,598	1.32

Merck & Co., Inc.	1,000,000	36,430	1.05

Abbott Laboratories	800,000	34,888	1.01

Schering-Plough Corp.	1,600,000	30,448.88

HCA Inc.	600,000	25,890.75

Pfizer Inc	1,041,600	24,446.70

Other securities		29,797.86

		422,527	12.20

Telecommunication services — 6.41%

BellSouth Corp.	3,845,000	139,189	4.02

AT&T Inc.	2,125,000	59,266	1.71

Other securities		23,690.68

		222,145	6.41

Consumer staples — 4.77%

Wal-Mart Stores, Inc.	1,500,000	72,255	2.09

Kraft Foods Inc., Class A	1,153,100	35,631	1.03

Other securities		57,289	1.65

		165,175	4.77

Energy — 4.63%

Schlumberger Ltd.	1,040,000	67,714	1.96

ConocoPhillips	650,000	42,595	1.23

Royal Dutch Shell PLC, Class A (ADR)	500,000	33,490.97

Other securities		16,430.47

		160,229	4.63

Materials — 1.58%

Alcoa Inc.	850,000	27,506.79

Other securities		27,344.79

		54,850	1.58

Utilities — 0.88%

Other securities		30,387.88

Miscellaneous — 2.82%

Other common stocks in initial period of acquisition		97,726	2.82

Total common stocks (cost: $2,843,597,000)		3,214,463	92.81

American Funds Insurance Series

Blue Chip Income and Growth Fund

Short-term securities — 7.55%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Federal Home Loan Bank 4.915%–5.09% due 7/12–9/8/2006	$67,300	$ 67,004	1.93%

State Street Corp. 5.02% due 7/31/2006	25,000	24,892.72

Harley-Davidson Funding Corp. 5.00% due 7/6/2006[2]	21,800	21,782.63

Other securities		147,842	4.27

Total short-term securities (cost: $261,514,000)		261,520	7.55

Total investment securities (cost: $3,105,111,000)		3,475,983	100.36

Other assets less liabilities		(12,427)	(.36)

Net assets		$3,463,556	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $134,267,000, which represented 3.88% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2006			unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Oracle	2.4%	Fannie Mae	1.6%

Intel	1.8	American International Group	1.6

General Electric	1.7	Tyco	1.6

Cisco Systems	1.7	Microsoft	1.5

Lowe’s Companies	1.7	Citigroup	1.4

Common stocks — 86.13%		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 18.06%

Oracle Corp.[1]	39,105,000	$ 566,631	2.41%

Intel Corp.	22,870,000	433,387	1.84

Cisco Systems, Inc.[1]	20,340,000	397,240	1.69

Microsoft Corp.	14,735,000	343,326	1.46

International Business Machines Corp.	3,700,000	284,234	1.21

Hewlett-Packard Co.	8,400,000	266,112	1.13

Google Inc., Class A1	530,000	222,245.94

Flextronics International Ltd.[1]	16,000,000	169,920.72

First Data Corp.	3,350,000	150,884.64

Other securities		1,416,538	6.02

		4,250,517	18.06

Financials — 11.90%

Fannie Mae	8,050,000	387,205	1.64

American International Group, Inc.	6,500,000	383,825	1.63

Citigroup Inc.	6,625,000	319,590	1.36

Bank of America Corp.	5,380,000	258,778	1.10

J.P. Morgan Chase & Co.	4,147,900	174,212.74

Capital One Financial Corp.	1,900,000	162,355.69

Freddie Mac	2,265,000	129,128.55

Other securities		986,507	4.19

		2,801,600	11.90

Health care — 11.89%

Bristol-Myers Squibb Co.	8,960,000	231,706.98

AstraZeneca PLC (ADR)	3,210,150	192,031
			.92
AstraZeneca PLC (Sweden)	392,000	23,651

Eli Lilly and Co.	3,735,000	206,434.88

WellPoint, Inc.[1]	2,750,000	200,118.85

Cardinal Health, Inc.	3,100,000	199,423.85

Abbott Laboratories	4,190,000	182,726.77

Aetna Inc.	4,000,000	159,720.68

Merck & Co., Inc.	4,200,000	153,006.65

Medtronic, Inc.	3,050,000	143,106.61

Other securities		1,105,951	4.70

		2,797,872	11.89

Consumer discretionary — 11.28%

Lowe’s Companies, Inc.	6,530,000	396,175	1.68

Target Corp.	5,750,000	281,002	1.19

News Corp., Class A	10,750,000	206,185.88

Time Warner Inc.	9,800,000	169,540.72

Carnival Corp., units	3,982,100	166,213.71

Other securities		1,436,611	6.10

		2,655,726	11.28

American Funds Insurance Series

Growth-Income Fund

Common stocks		Market	Percent
		value	of net
	Shares	(000)	assets
Industrials — 9.24%

General Electric Co.	12,300,000	$ 405,408	1.72%

Tyco International Ltd.	13,945,300	383,496	1.63

United Technologies Corp.	3,950,000	250,509	1.06

Norfolk Southern Corp.	3,326,500	177,036.75

United Parcel Service, Inc., Class B	2,021,300	166,414.71

Other securities		792,892	3.37

		2,175,755	9.24

Energy — 8.00%

Marathon Oil Corp.	3,335,000	277,805	1.18

Royal Dutch Shell PLC, Class A (ADR)	2,000,000	133,960
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	125,095	1.12
Royal Dutch Shell PLC, Class B	139,816	4,883

Schlumberger Ltd.	3,840,000	250,022	1.06

Chevron Corp.	2,963,200	183,896.78

Petro-Canada	3,760,000	178,432.76

Husky Energy Inc.	2,742,800	172,187.73

Other securities		557,446	2.37

		1,883,726	8.00

Consumer staples — 5.90%

Altria Group, Inc.	2,975,000	218,454.93

Avon Products, Inc.	5,654,100	175,277.75

Coca-Cola Co.	3,740,000	160,895.68

Other securities		833,623	3.54

		1,388,249	5.90

Telecommunication services — 3.95%

AT&T Inc.	6,000,000	167,340.71

Sprint Nextel Corp., Series 1	7,400,000	147,926.63

Other securities		614,448	2.61

		929,714	3.95

Materials — 2.41%

Air Products and Chemicals, Inc.	2,660,000	170,027.72

Other securities		396,564	1.69

		566,591	2.41

Utilities — 0.96%

Other securities		225,824.96

Miscellaneous — 2.54%

Other common stocks in initial period of acquisition		598,252	2.54

Total common stocks (cost: $16,892,154,000)		20,273,826	86.13

American Funds Insurance Series

Growth-Income Fund

Convertible securities — 0.64%		Market	Percent
		value	of net
		(000)	assets
Other — 0.39%

Other securities		$90,799.39%

Miscellaneous — 0.25%

Other convertible securities in initial period of acquisition		59,165.25

Total convertible securities (cost: $140,462,000)		149,964.64

Bonds & notes — 0.28%

Other — 0.28%

Other securities		67,200.28

Total bonds & notes (cost: $58,363,000)		67,200.28

	Principal
Short-term securities — 12.85%	amount
	(000)

Fannie Mae 4.84%–5.29% due 7/12–9/27/2006	$365,400	362,193	1.54

Federal Home Loan Bank 4.79%–5.255% due 7/5–9/22/2006	345,375	343,109	1.46

Freddie Mac 4.91%–5.17% due 7/18–9/1/2006	275,641	273,829	1.16

CAFCO, LLC 5.03%–5.35% due 7/14–9/6/2006[2]	149,400	148,880
			.99
Citigroup Funding Inc. 5.02%–5.14% due 7/14–8/30/2006	85,000	84,607

Clipper Receivables Co., LLC 4.96%–5.40% due 7/7–10/18/2006[2]	233,400	232,508.99

Ranger Funding Co. LLC 5.03%–5.30% due 7/12–8/23/2006[2]	82,784	82,385
			.54
Bank of America Corp 5.27% due 8/23/2006	44,700	44,360

International Lease Finance Corp. 4.94%–5.20% due 7/11–7/31/2006	125,000	124,643.53

Atlantic Industries 5.16% due 7/28/2006[2]	60,520	60,277
			.42
Coca-Cola Co. 4.94%–5.19% due 7/6–8/14/2006	40,100	39,861

Preferred Receivables Funding Corp. 5.05%–5.23% due 7/7–8/8/2006[2]	75,000	74,692.32

Edison Asset Securitization LLC 5.11% due 8/7/2006[2]	50,000	49,731.21

Hewlett-Packard Co. 5.20% due 7/31/2006[2]	25,000	24,888.11

IBM Capital Inc. 5.20% due 7/26/2006[2]	15,700	15,641.07

Other securities		1,062,400	4.51

Total short-term securities (cost: $3,024,047,000)		3,024,004	12.85

Total investment securities (cost: $20,115,026,000)		23,514,994	99.90

Other assets less liabilities		23,457.10

Net assets		$23,538,451	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1Security did not produce income during the last 12 months.

2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $1,319,232,000, which represented 5.60% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Bond Fund
Summary investment portfolio	June 30, 2006			unaudited

Largest holdings (by issuer)		Percent of net assets		Percent of net assets
U.S. Treasury		8.9%	Germany Federal Republic	1.1%

Fannie Mae		2.7	Countrywide Alternative Loan Trust	1.1

Freddie Mac		2.5	Ford Motor	.9

General Motors		2.2	American International Group	.9

Sprint Nextel		1.3	Korean Government	.8

Bonds & notes — 77.79%	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets
Consumer discretionary — 12.49%

General Motors Corp.:
7.25% 2013	€1,000	$ 1,060
7.125%–9.40% 2011–2033	$26,335	22,240
General Motors Acceptance Corp.:
7.25% 2011	12,530	12,160	2.17%
6.875%–7.75% 2010–2014[1]	10,230	9,839
Residential Capital Corp. 6.00%–6.50% 2009–2013[1]	15,200	14,918
General Motors Nova Scotia Finance Co. 6.85% 2008	3,500	3,334

Ford Motor Credit Co.:
4.875% 2007	€1,350	1,714
7.375% 2009	$14,625	13,531.93
6.638%–9.75% 2010	13,045	12,093

Other securities		274,436	9.39

		365,325	12.49

U.S. government & government agency bonds & notes — 11.51%

U.S. Treasury:
6.25% 2007	33,455	33,638
3.625% 2009	55,250	52,945
5.00% 2011	45,490	45,362
4.25% 2013	33,250	31,551	8.86
4.00% 2014	22,970	21,341
4.50% 2036	50,615	45,396
3.25%–10.375% 2006–2012	28,815	28,661

Freddie Mac:
2.875% 2006	37,275	36,829
			1.57
5.50% 2011	9,000	9,015

Fannie Mae:
2.625% 2006	6,225	6,159
5.25% 2007	12,750	12,698.84
1.75% 2008	¥640,000	5,693

Federal Home Loan Bank 5.625% 2016	$ 2,000	1,977.07

Other securities		5,176.17

		336,441	11.51

Financials — 11.03%

ILFC E-Capital Trust I 5.90% 2065[1,2]	6,000	5,854
ILFC E-Capital Trust II 6.25% 2065[1,2]	4,875	4,614
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,750
AIG SunAmerica Global Financing XII 5.30% 2007[2]	4,000	3,985.91
AIG SunAmerica Global Financing VII 5.85% 2008[2]	1,000	1,004
American General Finance Corp. 5.85% 2013	2,500	2,482
American International Group, Inc. 6.25% 2036[2]	2,000	1,923

Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	18,920	17,676.61

J.P. Morgan Chase & Co. 4.75%–5.75% 2013–2015	9,050	8,605
			.46
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.649% 2027[1]	5,000	4,821

Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,2]	11,476	10,909.37

Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	11,300	10,864.37

American Funds Insurance Series

Bond Fund

Bonds & notes	Principal	Market	Percent
	amount	value	of net
	(000)	(000)	assets

Berkshire Hathaway Finance Corp. 4.125% 2010	$ 5,000	$ 4,761.16%

Other securities		238,218	8.15

		322,466	11.03

Mortgage-backed obligations[3] — 8.93%

Fannie Mae:
5.50% 2036	18,930	18,176
			1.65
5.00%–12.009% 2010–2042[1]	30,086	30,203

Countrywide Alternative Loan Trust, Series 5.00%–6.00% 2020–2036[1]	32,760	32,083	1.10

Freddie Mac 0%–5.50% 2015–2036	29,284	25,999.89

Government National Mortgage Assn. 6.00% 2036	19,000	18,800.64

Other securities		135,985	4.65

		261,246	8.93

Non-U.S. government bonds & notes — 6.26%

German Government:
4.50% 2006	€12,330	15,780
			1.12
4.25%–5.25% 2008–2014	12,930	16,947

Spanish Government 4.25% 2007	11,395	14,711.50

United Mexican States Government, Series MI10, 9.50% 2014	MXP130,500	11,871.41

French Government O.A.T. Eurobond 4.75% 2035	€8,685	11,825.40

Polish Government 5.75% 2010	PLN36,825	11,693.40

Korean Government 4.25% 2014	KRW8,765,000	8,769.30

Other securities		91,408	3.13

		183,004	6.26

Telecommunication services — 5.94%

Nextel Communications, Inc.:
Series D, 7.375% 2015	$26,790	27,287
Series E, 6.875% 2013	6,410	6,455	1.25
Sprint Capital Corp. 4.78%–6.875% 2006–2028[4]	2,750	2,761

Other securities		137,174	4.69

		173,677	5.94

Industrials — 5.30%

Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	10,798	10,917.37

American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	9,475	10,050.34

Other securities		134,129	4.59

		155,096	5.30

Materials — 3.64%

Other securities		106,425	3.64

Energy — 3.17%

Other securities		92,705	3.17

Utilities — 2.74%

Other securities		79,992	2.74

Asset-backed obligations — 1.86%

Other securities		54,518	1.86

American Funds Insurance Series

Bond Fund

	Principal	Market	Percent
Bonds & notes	amount	value	of net
	(000)	(000)	assets
Information technology — 1.73%

Electronic Data Systems Corp., Series B, 6.50% 2013[1]	$10,025	$ 9,904.34%

Other securities		40,686	1.39

		50,590	1.73

Health care — 1.51%

Other securities		44,214	1.51

Consumer staples — 1.40%

Other securities		40,862	1.40

Other — 0.28%

Other securities		8,145.28

Total bonds & notes (cost: $2,311,813,000)		2,274,706	77.79

Convertible securities — 0.25%	Shares
Other — 0.25%

Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	13,600	378.01

Other securities		7,051.24

Total convertible securities (cost: $6,440,000)		7,429.25

Preferred stocks — 2.91%
Financials — 2.91%

Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	15,050,000	14,368.49

Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	10,090,000	9,217.32

HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,030,000	9,006.31

Fannie Mae, Series O, 7.065% preferred[2]	100,000	5,394.19

Wachovia Capital Trust III 5.80%	2,450,000	2,380.08

Other securities		44,539	1.52

		84,904	2.91

Other — 0.00%

Other securities		11.00

Total preferred stocks (cost: $85,940,000)		84,915	2.91

Common stocks — 0.21%
Other — 0.16%

Sprint Nextel Corp., Series 1	33,726	674.02

Other securities		3,980.14

		4,654.16

American Funds Insurance Series

Bond Fund

Common stocks		Market	Percent
		value	of net
		(000)	assets
Miscellaneous — 0.05%

Other common stocks in initial period of acquisition		$1,431.05%

Total common stocks (cost: $3,173,000)		6,085.21

Rights & warrants — 0.00%

Other — 0.00%

Other securities		3.00

Total rights & warrants (cost: $52,000)		3.00

	Principal
Short-term securities — 18.69%	amount
	(000)

Federal Home Loan Bank 4.915%–5.02% due 7/12–8/4/2006	$75,900	75,642	2.59

Gannett Co. 5.00% due 7/7–7/13/2006[2]	36,800	36,755	1.26

Coca-Cola Co. 5.00% due 8/14/2006	20,000	19,872
			1.13
Atlantic Industries 4.92% due 7/6/2006[2]	13,100	13,089

Variable Funding Capital Corp. 5.03%–5.23% due 7/14–7/24/2006[2]	33,000	32,922	1.13

Hershey Co. 4.95%–5.05% due 7/5–7/21/2006[2]	32,500	32,452	1.11

NetJets Inc. 4.98% due 7/12–7/18/2006[2]	28,600	28,534.98

Clipper Receivables Co., LLC 5.05%–5.07% due 7/12–7/25/2006[2]	28,600	28,534.97

3M Co. 5.00%–5.02% due 7/20–7/26/2006	28,300	28,205.96

E.I. duPont de Nemours and Co. 5.03% due 7/17/2006[2]	25,000	24,941.85

Hewlett-Packard Co. 5.21% due 7/31/2006[2]	25,000	24,888.85

Ranger Funding Co. LLC 5.30% due 8/11/2006[2,5]	25,000	24,845.85

Wal-Mart Stores Inc. 5.05% due 7/11/2006[2]	23,500	23,464.80

Concentrate Manufacturing Co. of Ireland 5.20% due 7/20/2006[2]	21,000	20,939.72

CAFCO, LLC 5.06% due 7/25/2006[2]	14,400	14,350
			.71
Ciesco LLC 5.29% due 8/17/2006[2]	6,600	6,553

International Lease Finance Corp. 5.28%–5.29% due 8/28/2006	20,800	20,622.70

Park Avenue Receivables Co., LLC 5.04% due 7/6/2006[2]	20,000	19,983.68

Caterpillar Financial Services Corp. 5.20% due 8/3/2006[5]	19,200	19,106.65

Harley-Davidson Funding Corp. 5.09% due 8/2/2006[2,5]	13,500	13,437.46

Target Corp. 5.20% due 7/10/2006	13,400	13,381.46

Scripps (E.W.) Co. 5.00%–5.28% due 7/3–7/6/2006[2]	13,100	13,090.45

Three Pillars Funding, LLC 5.28% due 7/3/2006[2]	9,300	9,296.32

FCAR Owner Trust I 5.04% due 7/14/2006	1,700	1,697.06

Total short-term securities (cost: $546,599,000)		546,597	18.69

Total investment securities (cost: $2,954,017,000)		2,919,735	99.85

Other assets less liabilities		4,279.15

Net assets		$2,924,014	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed. “Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Coupon rate may change periodically.

2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $782,363,000, which represented 26.76% of the net assets of the fund.

3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

4 Step bond; coupon rate will increase at a later date.

5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

American Funds Insurance Series

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American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2006

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth	International
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities at market:
Unaffiliated issuers	$134,836	$3,334,719	$2,614,542	$24,093,055	$7,569,825

Affiliated issuers	—	—	79,411	143,235	—

Cash denominated in non-U.S. currencies	21	2,690	1,336	4,325	6,197

Cash	77	236	124	1,728	287

Receivables for:
Sales of investments	865	4,219	22,450	136,311	4,818

Sales of fund’s shares	324	3,034	3,155	22,713	7,522

Open forward currency contracts	—	—	—	—	—

Dividends and interest	145	6,391	1,758	23,180	11,759

	136,268	3,351,289	2,722,776	24,424,547	7,600,408

Liabilities:
Payables for:
Purchases of investments	619	2,443	16,948	70,125	16,239

Repurchases of fund’s shares	53	44	302	5,358	2,670

Open forward currency contracts	—	—	—	—	—

Investment advisory services	56	1,338	1,407	5,694	2,712

Distribution services	22	624	493	4,125	1,177

Deferred trustees’ compensation	1	40	21	625	279

Other fees and expenses	3	622	2,192	237	1,060

	754	5,111	21,363	86,164	24,137

Net assets at June 30, 2006 (total: $77,561,243)	$135,514	$3,346,178	$2,701,413	$24,338,383	$7,576,271

Investment securities at cost:
Unaffiliated issuers	$121,184	$2,758,589	$2,087,643	$19,440,548	$5,983,427

Affiliated issuers	—	—	$66,113	$133,658	—

Cash denominated in non-U.S. currencies at cost	$20	$2,659	$1,321	$4,338	$6,137

Net assets consist of:
Capital paid in on shares of beneficial interest	$117,705	$2,664,757	$2,027,022	$18,351,261	$5,550,482

Undistributed (distributions in excess of) net investment income	518	33,224	(19,487)	103,564	78,939

Undistributed (accumulated) net realized gain (loss)	3,636	72,534	155,756	1,221,378	361,084

Net unrealized appreciation (depreciation)	13,655	575,663	538,122	4,662,180	1,585,766

Net assets at June 30, 2006	$135,514	$3,346,178	$2,701,413	$24,338,383	$7,576,271

Shares of beneficial interest issued and outstanding — unlimited shares authorized:
Class 1:
Net assets (total: $11,157,497)	$23,905	$214,609	$240,521	$3,490,659	$1,577,817

Shares outstanding	2,013	10,399	10,986	57,813	79,496

Net asset value per share	$11.87	$20.64	$21.89	$60.38	$19.85

Class 2:
Net assets (total: $65,221,819)	$111,609	$3,131,569	$2,460,892	$20,385,930	$5,885,481

Shares outstanding	9,444	152,508	113,333	340,114	297,530

Net asset value per share	$11.82	$20.53	$21.71	$59.94	$19.78

Class 3:
Net assets (total: $1,181,927)	—	—	—	$461,794	$112,973

Shares outstanding	—	—	—	7,655	5,697

Net asset value per share	—	—	—	$60.33	$19.83

*Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

								unaudited
					(dollars and shares in thousands, except per-share amounts)

							U.S.
	Blue Chip	Global				High-	Government/
New	Income and	Growth and	Growth-	Asset		Income	AAA-Rated	Cash
World	Growth	Income	Income	Allocation	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$948,559	$3,475,983	$ 98,936	$23,514,994	$6,531,116	$2,919,735	$ 996,766	$643,520	$362,714
—	—	—	—	49,361	—	—	—	—
818	—	16	4,272	—	—	—	—	—
70	108	470	522	2,008	7,411	5,695	148	410

3,819	5,347	—	38,707	38,340	1,388	3,636	5,654	—
2,137	1,959	6,335	7,270	4,098	2,121	3,375	755	124
—	—	—	—	19	392	16	—	—
4,173	3,586	94	30,950	24,729	34,881	17,698	5,412	—

959,576	3,486,983	105,851	23,596,715	6,649,671	2,965,928	1,027,186	655,489	363,248

—	20,596	2,442	40,288	147,523	40,145	22,649	34,755	—
537	1,065	—	8,539	843	17	389	382	8,577
—	—	—	—	98	267	124	—	—
560	1,072	35	4,633	1,536	887	357	210	83
172	672	12	3,978	1,123	554	143	79	52
7	20	—	723	166	33	70	57	29
286	2	1	103	14	11	247	—*	—*

1,562	23,427	2,490	58,264	151,303	41,914	23,979	35,483	8,741

$958,014	$3,463,556	$103,361	$23,538,451	$6,498,368	$2,924,014	$1,003,207	$620,006	$354,507

$781,559	$3,105,111	$99,430	$20,115,026	$5,618,447	$2,954,017	$1,002,266	$658,230	$362,718

—	—	—	—	$48,481	—	—	—	—

$815	—	$15	$4,018	—	—	—	—	—

$721,840	$2,975,666	$103,657	$19,413,723	$5,366,389	$2,899,532	$1,104,389	$629,651	$348,769
1,045	24,108	212	194,802	77,407	69,335	33,110	13,416	5,746
68,362	92,910	(4)	529,671	141,096	(10,776)	(128,694)	(8,351)	(4)
166,767	370,872	(504)	3,400,255	913,476	(34,077)	(5,598)	(14,710)	(4)

$958,014	$3,463,556	$103,361	$23,538,451	$6,498,368	$2,924,014	$1,003,207	$620,006	$354,507

$96,938	$139,829	$13,577	$3,660,320	$903,248	$187,817	$289,221	$225,285	$93,751
5,482	13,136	1,413	94,402	52,575	17,074	24,057	19,865	8,277
$17.68	$10.64	$9.61	$38.77	$17.18	$11.00	$12.02	$11.34	$11.33

$861,076	$3,323,727	$89,784	$19,431,329	$5,519,490	$2,736,197	$680,412	$363,159	$241,164
48,993	314,372	9,351	504,246	323,378	250,811	57,004	32,209	21,369
$17.58	$10.57	$9.60	$38.54	$17.07	$10.91	$11.94	$11.28	$11.29

—	—	—	$446,802	$75,630	—	$33,574	$31,562	$19,592
—	—	—	11,532	4,406	—	2,793	2,784	1,731
—	—	—	$38.74	$17.16	—	$12.02	$11.34	$11.32

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2006

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth	International
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes):
Dividends	$ 738	$ 34,509	$ 10,832	$ 118,613	$ 82,463

Interest	372	11,885	6,763	51,547	26,356

	1,110	46,394	17,595	170,160	108,819

Fees and expenses:
Investment advisory services	361	8,777	9,450	38,583	18,073

Distribution services — Class 2	126	3,654	2,959	24,498	6,823

Distribution services — Class 3	—	—	—	437	104

Transfer agent services	—†	1	1	8	3

Reports to shareholders	2	47	39	358	108

Registration statement and prospectus	2	62	51	479	142

Postage, stationery and supplies	—†	8	6	60	18

Trustees’ compensation	1	13	10	132	47

Auditing and legal	5	6	4	21	7

Custodian	14	386	553	725	1,290

State and local taxes	1	28	24	220	66

Other	2	15	17	48	30

Total fees and expenses before waiver	514	12,997	13,114	65,569	26,711

Less waiver of fees and expenses:
Investment advisory services	36	878	945	3,858	1,807

Total fees and expenses after waiver	478	12,119	12,169	61,711	24,904

Net investment income	632	34,275	5,426	108,449	83,915

Net realized gain (loss) and unrealized appreciation
(depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	3,671	135,390	156,801	1,227,220	366,887

Non-U.S. currency transactions	4	5,200	(591)	261	73

	3,675	140,590	156,210	1,227,481	366,960

Net unrealized appreciation (depreciation) on:
Investments	(1,793)	538	37,176	(795,483)	(66,615)

Non-U.S. currency translations	4	89	(40)	208	264

	(1,789)	627	37,136	(795,275)	(66,351)

Net realized gain (loss) and unrealized appreciation
(depreciation) on investments and non-U.S. currency	1,886	141,217	193,346	432,206	300,609

Net increase (decrease) in net assets resulting from operations	$ 2,518	$175,492	$198,772	$ 540,655	$384,524

*For the period May 1, 2006, commencement of operations, through June 30, 2006.

†Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

								unaudited
							(dollars in thousands)

							U.S.
	Blue Chip	Global				High-	Government/
New	Income and	Growth and	Growth-	Asset		Income	AAA-Rated	Cash
World	Growth	Income	Income	Allocation	Bond	Bond	Securities	Management
Fund	Fund	Fund*	Fund	Fund	Fund	Fund	Fund	Fund

$ 9,908	$ 29,564	$ 134	$171,798	$ 42,570	$ 329	$799	$—	$ —
5,172	5,654	144	78,002	52,240	78,520	36,755	15,352	6,485

15,080	35,218	278	249,800	94,810	78,849	37,554	15,352	6,485

3,761	7,118	54	30,936	10,390	5,618	2,340	1,416	441
1,031	4,004	15	23,252	6,773	3,131	790	436	223
—	—	—	413	69	—	32	31	15
—†	1	—†	8	2	1	—†	—†	—†
14	51	—†	346	96	41	15	9	4
18	68	—†	461	130	53	20	13	5
2	9	—	58	16	7	2	2	1
3	13	—	137	35	11	9	7	3
5	2	—†	20	7	2	1	1	—†
312	10	1	305	89	55	7	2	1
9	31	—	212	60	25	9	6	2
11	7	1	45	15	5	2	1	1

5,166	11,314	71	56,193	17,682	8,949	3,227	1,924	696

376	712	5	3,094	1,039	562	234	142	44

4,790	10,602	66	53,099	16,643	8,387	2,993	1,782	652

10,290	24,616	212	196,701	78,167	70,462	34,561	13,570	5,833

68,682	96,323	—†	541,097	145,831	(2,595)	8,548	(1,518)	—†
(240)	—	(4)	2,410	(466)	(3,677)	(625)	—	—

68,442	96,323	(4)	543,507	145,365	(6,272)	7,923	(1,518)	—

(14,037)	23,694	(494)	135,384	117,305	(31,900)	(11,766)	(16,589)	(7)
2	—	(10)	251	(97)	485	(89)	—	—

(14,035)	23,694	(504)	135,635	117,208	(31,415)	(11,855)	(16,589)	(7)

54,407	120,017	(508)	679,142	262,573	(37,687)	(3,932)	(18,107)	(7)

$ 64,697	$144,633	$(296)	$875,843	$340,740	$ 32,775	$ 30,629	$ (4,537)	$5,826

American Funds Insurance Series

Statements of changes in net assets	Global Discovery Fund		Global Growth Fund

	Six months	Year ended	Six months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,
	2006[1]	2005	2006[1]	2005

Operations:
Net investment income	$632	$925	$ 34,275	$ 30,708

Net realized gain (loss) on investments and non-U.S. currency transactions	3,675	2,683	140,590	83,182

Net unrealized appreciation (depreciation) on investments and
non-U.S. currency translations	(1,789)	6,933	627	222,184

Net increase (decrease) in net assets resulting from operations	2,518	10,541	175,492	336,074

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(4)	(212)	(2,252)	(1,641)

Class 2	(18)	(650)	(27,641)	(14,177)

Class 3	—	—	—	—

Total dividends from net investment income and non-U.S. currency gains	(22)	(862)	(29,893)	(15,818)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(65)	(9)	—	—

Class 2	(296)	(36)	—	—

Class 3	—	—	—	—

Long-term net realized gains:
Class 1	(46)	(444)	—	—

Class 2	(213)	(1,687)	—	—

Class 3	—	—	—	—

Total distributions from net realized gain on investments	(620)	(2,176)	—	—

Total dividends and distributions paid to shareholders	(642)	(3,038)	(29,893)	(15,818)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—

Proceeds from shares sold	2,159	3,046	9,129	4,184

Proceeds from reinvestment of dividends and distributions	115	665	2,252	1,641

Cost of shares repurchased	(1,474)	(2,810)	(13,591)	(26,337)

Net increase (decrease) from Class 1 transactions	800	901	(2,210)	(20,512)

Class 2:
Proceeds from shares sold	23,557	32,398	373,544	541,733

Proceeds from reinvestment of dividends and distributions	527	2,373	27,641	14,177

Cost of shares repurchased	(2,714)	(2,945)	(21,874)	(30,170)

Net increase from Class 2 transactions	21,370	31,826	379,311	525,740

Class 3:
Proceeds from shares sold	—	—	—	—

Proceeds from reinvestment of dividends and distributions	—	—	—	—

Cost of shares repurchased	—	—	—	—

Net increase (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	22,170	32,727	377,101	505,228

Total increase (decrease) in net assets	24,046	40,230	522,700	825,484

Net assets:
Beginning of period	111,468	71,238	2,823,478	1,997,994

End of period	$135,514	$111,468	$3,346,178	$2,823,478

Undistributed (distributions in excess of) net investment income	$518	$(92)	$33,224	$28,842

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—

Shares sold	176	283	438	233

Shares issued on reinvestment of dividends and distributions	10	58	114	95

Shares repurchased	(123)	(259)	(658)	(1,486)

Net increase (decrease) in shares outstanding	63	82	(106)	(1,158)

Class 2:
Shares sold	1,967	2,979	18,130	30,710

Shares issued on reinvestment of dividends and distributions	46	207	1,402	824

Shares repurchased	(228)	(276)	(1,077)	(1,695)

Net increase in shares outstanding	1,785	2,910	18,455	29,839

Class 3:
Shares sold	—	—	—	—

Shares issued on reinvestment of dividends and distributions	—	—	—	—

Shares repurchased	—	—	—	—

Net increase (decrease) in shares outstanding	—	—	—	—

1Unaudited.

2For the period May 1, 2006, commencement of operations, through June 30, 2006.

3 Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars and shares in thousands)

								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund

Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005

$5,426	$ 8,958	$ 108,449	$ 128,993	$ 83,915	$ 88,268	$ 10,290	$ 11,401	$ 24,616	$ 41,376
156,210	206,084	1,227,481	637,504	366,960	337,026	68,442	25,512	96,323	188,414

37,136	195,259	(795,275)	2,278,471	(66,351)	672,176	(14,035)	78,562	23,694	(18,550)

198,772	410,301	540,655	3,044,968	384,524	1,097,470	64,697	115,475	144,633	211,240

(1,490)	(2,301)	(5,705)	(31,560)	(4,030)	(24,409)	(1,693)	(975)	(1,925)	(1,538)
(11,446)	(14,454)	(25,853)	(112,734)	(13,115)	(61,960)	(13,873)	(5,908)	(39,240)	(26,306)
—	—	(605)	(3,387)	(255)	(1,577)	—	—	—	—

(12,936)	(16,755)	(32,163)	(147,681)	(17,400)	(87,946)	(15,566)	(6,883)	(41,165)	(27,844)

(538)	—	—	—	—	—	—	—	(613)	—
(5,511)	—	—	—	—	—	—	—	(14,642)	—
—	—	—	—	—	—	—	—	—	—

(11,953)	—	(21,900)	—	(14,699)	—	(777)	—	(6,818)	—
(122,408)	—	(127,584)	—	(54,210)	—	(6,937)	—	(162,814)	—
—	—	(2,908)	—	(1,054)	—	—	—	—	—

(140,410)	—	(152,392)	—	(69,963)	—	(7,714)	—	(184,887)	—

(153,346)	(16,755)	(184,555)	(147,681)	(87,363)	(87,946)	(23,280)	(6,883)	(226,052)	(27,844)

—	—	—	—	—	—	—	—	—	—
19,072	16,402	9,292	5,159	5,650	4,402	15,768	21,021	6,341	12,123
13,981	2,301	27,605	31,560	18,729	24,409	2,470	975	9,356	1,538
(31,667)	(26,425)	(323,657)	(588,755)	(120,985)	(195,519)	(14,941)	(9,673)	(7,548)	(16,350)

1,386	(7,722)	(286,760)	(552,036)	(96,606)	(166,708)	3,297	12,323	8,149	(2,689)

403,105	464,270	1,846,045	4,085,834	907,082	1,320,757	164,789	221,690	221,625	528,383
139,365	14,454	153,437	112,734	67,325	61,960	20,810	5,908	216,696	26,306
(96,221)	(47,394)	(235,018)	(220,641)	(95,493)	(63,602)	(37,650)	(19,028)	(65,525)	(49,060)

446,249	431,330	1,764,464	3,977,927	878,914	1,319,115	147,949	208,570	372,796	505,629

—	—	5,657	16,188	4,952	3,267	—	—	—	—
—	—	3,513	3,387	1,309	1,577	—	—	—	—
—	—	(55,454)	(106,454)	(14,200)	(24,295)	—	—	—	—

—	—	(46,284)	(86,879)	(7,939)	(19,451)	—	—	—	—

447,635	423,608	1,431,420	3,339,012	774,369	1,132,956	151,246	220,893	380,945	502,940

493,061	817,154	1,787,520	6,236,299	1,071,530	2,142,480	192,663	329,485	299,526	686,336

2,208,352	1,391,198	22,550,863	16,314,564	6,504,741	4,362,261	765,351	435,866	3,164,030	2,477,694

$2,701,413	$2,208,352	$24,338,383	$22,550,863	$7,576,271	$6,504,741	$958,014	$765,351	$3,463,556	$3,164,030

$(19,487)	$(11,977)	$103,564	$27,278	$78,939	$12,424	$1,045	$6,321	$24,108	$40,657

—	—	—	—	—	—	—	—	—	—
811	884	153	94	281	261	858	1,409	560	1,181
668	129	477	549	995	1,338	146	68	896	148
(1,360)	(1,431)	(5,299)	(11,005)	(6,099)	(11,794)	(824)	(655)	(667)	(1,577)

119	(418)	(4,669)	(10,362)	(4,823)	(10,195)	180	822	789	(248)

17,221	25,005	30,379	77,199	45,563	79,263	8,992	14,879	19,757	51,501
6,710	816	2,668	1,976	3,589	3,390	1,238	412	20,876	2,549
(4,211)	(2,568)	(3,920)	(4,104)	(4,845)	(3,679)	(2,119)	(1,288)	(5,856)	(4,760)

19,720	23,253	29,127	75,071	44,307	78,974	8,111	14,003	34,777	49,290

—	—	91	320	248	196	—	—	—	—
—	—	61	60	69	87	—	—	—	—
—	—	(912)	(2,009)	(719)	(1,460)	—	—	—	—

—	—	(760)	(1,629)	(402)	(1,177)	—	—	—	—

American Funds Insurance Series

	Global Growth
Statements of changes in net assets	and Income Fund	Growth-Income Fund

	Period	Six months	Year ended
	ended June 30,	ended June 30,	December 31,
	2006[1,2]	2006[1]	2005

Operations:
Net investment income	$ 212	$ 196,701	$ 292,034

Net realized gain (loss) on investments and non-U.S. currency transactions	(4)	543,507	562,628

Net unrealized appreciation (depreciation) on investments and
non-U.S. currency translations	(504)	135,635	364,066

Net increase (decrease) in net assets resulting from operations	(296)	875,843	1,218,728

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	—	(11,270)	(58,162)

Class 2	—	(52,273)	(221,139)

Class 3	—	(1,231)	(6,306)

Total dividends from net investment income and non-U.S. currency gains	—	(64,774)	(285,607)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(3,880)	—

Class 2	—	(20,518)	—

Class 3	—	(474)	—

Long-term net realized gains:
Class 1	—	(84,523)	(15,967)

Class 2	—	(447,010)	(62,034)

Class 3	—	(10,336)	(2,000)

Total distributions from net realized gain on investments	—	(566,741)	(80,001)

Total dividends and distributions paid to shareholders	—	(631,515)	(365,608)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	10,000	—	—

Proceeds from shares sold	3,911	844	2,448

Proceeds from reinvestment of dividends and distributions	—	99,672	74,129

Cost of shares repurchased	—	(318,946)	(614,621)

Net increase (decrease) from Class 1 transactions	13,911	(218,430)	(538,044)

Class 2:
Proceeds from shares sold	89,746	1,564,817	3,676,296

Proceeds from reinvestment of dividends and distributions	—	519,802	283,173

Cost of shares repurchased	—	(444,918)	(141,546)

Net increase from Class 2 transactions	89,746	1,639,701	3,817,923

Class 3:
Proceeds from shares sold	—	689	12,416

Proceeds from reinvestment of dividends and distributions	—	12,041	8,306

Cost of shares repurchased	—	(43,927)	(105,080)

Net increase (decrease) from Class 3 transactions	—	(31,197)	(84,358)

Net increase in net assets resulting from capital share transactions	103,657	1,390,074	3,195,521

Total increase (decrease) in net assets	103,361	1,634,402	4,048,641

Net assets:
Beginning of period	—	21,904,049	17,855,408

End of period	$103,361	$23,538,451	$21,904,049

Undistributed (distributions in excess of) net investment income	$212	$194,802	$62,875

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	1,000	—	—

Shares sold	413	21	67

Shares issued on reinvestment of dividends and distributions	—	2,632	1,958

Shares repurchased	—	(8,080)	(16,647)

Net increase (decrease) in shares outstanding	1,413	(5,427)	(14,622)

Class 2:
Shares sold	9,351	39,645	100,592

Shares issued on reinvestment of dividends and distributions	—	13,810	7,515

Shares repurchased	—	(11,163)	(3,852)

Net increase in shares outstanding	9,351	42,292	104,255

Class 3:
Shares sold	—	17	350

Shares issued on reinvestment of dividends and distributions	—	318	220

Shares repurchased	—	(1,115)	(2,863)

Net increase (decrease) in shares outstanding	—	(780)	(2,293)

1Unaudited.

2For the period May 1, 2006, commencement of operations, through June 30, 2006.

3 Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars and shares in thousands)

						U.S. Government/
Asset Allocation Fund		Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund

Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended	Six months	Year ended
ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005

$ 78,167	$ 126,432	$ 70,462	$ 110,408	$ 34,561	$ 58,237	$ 13,570	$ 23,930	$ 5,833	$ 6,739
145,365	133,120	(6,272)	2,178	7,923	11,521	(1,518)	2,137	—[3]	(1)

117,208	234,416	(31,415)	(77,663)	(11,855)	(49,267)	(16,589)	(10,709)	(7)	1

340,740	493,968	32,775	34,923	30,629	20,491	(4,537)	15,358	5,826	6,739

(3,555)	(20,656)	(7,578)	(7,502)	(18,213)	(20,075)	(9,348)	(10,544)	(1,903)	(737)
(19,628)	(106,102)	(106,551)	(73,453)	(41,173)	(29,252)	(14,236)	(11,720)	(4,485)	(1,087)
(279)	(1,653)	—	—	(2,049)	(2,392)	(1,245)	(1,507)	(378)	(129)

(23,462)	(128,411)	(114,129)	(80,955)	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)	(1,953)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(11,851)	—	—	—	—	—	—	—	—	—
(72,811)	—	—	—	—	—	—	—	—	—
(1,004)	—	—	—	—	—	—	—	—	—

(85,666)	—	—	—	—	—	—	—	—	—

(109,128)	(128,411)	(114,129)	(80,955)	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)	(1,953)

—	—	—	—	—	—	—	—	—	—
25,104	6,110	12,562	10,970	998	12,164	1,646	5,194	43,980	49,253
15,406	20,656	7,578	7,502	18,213	20,075	9,348	10,544	1,903	737
(50,269)	(104,648)	(9,822)	(26,416)	(30,889)	(74,615)	(26,626)	(46,452)	(26,701)	(54,892)

(9,759)	(77,882)	10,318	(7,944)	(11,678)	(42,376)	(15,632)	(30,714)	19,182	(4,902)

391,458	970,962	416,369	561,561	89,851	157,889	35,090	70,062	151,093	136,997
92,439	106,102	106,551	73,453	41,173	29,252	14,236	11,720	4,485	1,087
(279,357)	(56,161)	(22,339)	(40,314)	(18,714)	(24,514)	(10,595)	(20,644)	(66,779)	(98,299)

204,540	1,020,903	500,581	594,700	112,310	162,627	38,731	61,138	88,799	39,785

1,925	2,351	—	—	474	4,903	616	4,576	16,624	18,484
1,283	1,653	—	—	2,049	2,392	1,245	1,507	378	129
(6,411)	(14,040)	—	—	(5,436)	(14,020)	(7,647)	(9,755)	(13,155)	(23,149)

(3,203)	(10,036)	—	—	(2,913)	(6,725)	(5,786)	(3,672)	3,847	(4,536)

191,578	932,985	510,899	586,756	97,719	113,526	17,313	26,752	111,828	30,347

423,190	1,298,542	429,545	540,724	66,913	82,298	(12,053)	18,339	110,888	35,133

6,075,178	4,776,636	2,494,469	1,953,745	936,294	853,996	632,059	613,720	243,619	208,486

$6,498,368	$6,075,178	$2,924,014	$2,494,469	$1,003,207	$936,294	$620,006	$632,059	$354,507	$243,619

$77,407	$22,702	$69,335	$113,002	$33,110	$59,984	$13,416	$24,675	$5,746	$6,679

—	—	—	—	—	—	—	—	—	—
1,454	385	1,109	962	78	969	139	435	3,844	4,414
920	1,258	691	670	1,518	1,660	826	891	168	66
(2,902)	(6,585)	(864)	(2,323)	(2,445)	(5,955)	(2,253)	(3,873)	(2,342)	(4,905)

(528)	(4,942)	936	(691)	(849)	(3,326)	(1,288)	(2,547)	1,670	(425)

22,735	61,664	36,917	49,855	7,144	12,715	2,991	5,882	13,247	12,309
5,559	6,492	9,793	6,611	3,457	2,431	1,264	996	398	98
(15,780)	(3,564)	(1,984)	(3,572)	(1,477)	(1,965)	(904)	(1,739)	(5,871)	(8,815)

12,514	64,592	44,726	52,894	9,124	13,181	3,351	5,139	7,774	3,592

111	148	—	—	37	392	52	381	1,455	1,658
76	101	—	—	171	197	110	127	33	12
(370)	(887)	—	—	(431)	(1,121)	(647)	(812)	(1,153)	(2,074)

(183)	(638)	—	—	(223)	(532)	(485)	(304)	335	(404)

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization and significant accounting policies

Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 14 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund — Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund — Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund — Long-term growth of capital by investing primarily in common stocks of companies located outside the U.S.

New World Fund — Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Global Growth and Income Fund — Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.

Growth-Income Fund — Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund — High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund — As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund — High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund — A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund — High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

American Funds Insurance Series

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation — Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount,

American Funds Insurance Series

which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2. Non-U.S. investments

Investment risk — The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of December 31, 2005, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2006.

American Funds Insurance Series

Additional tax basis disclosures are as follows:
						(dollars in thousands)

							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2005:
Undistributed ordinary income	$ 346	$ 29,555	$ 18,564	$ 31,502	$ 16,372	$ 15,463	$ 55,315

Undistributed long-term capital gains	239	—	134,137	151,590	69,272	7,634	168,898

Capital loss carryforwards	—	(66,686)	—	—	—	—	—

As of June 30, 2006:
Gross unrealized appreciation on investment securities	16,829	632,332	653,042	5,224,347	1,724,361	188,490	475,266

Gross unrealized depreciation on investment securities	(3,274)	(56,728)	(137,364)	(569,283)	(140,482)	(30,534)	(106,460)

Net unrealized appreciation (depreciation)
on investment securities	13,555	575,604	515,678	4,655,064	1,583,879	157,956	368,806

Cost of portfolio securities	121,281	2,759,115	2,178,275	19,581,226	5,985,946	790,603	3,107,177

Capital loss carryforwards expire in:
2006	—	$ —	—	—	—	—	—
2007	—	—	—	—	—	—	—
2008	—	—	—	—	—	—	—
2009	—	—	—	—	—	—	—
2010	—	10,546	—	—	—	—	—
2011	—	56,140	—	—	—	—	—
2012	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—

	—	$ 66,686	—	—	—	—	—

						(dollars in thousands)

	Global					U.S.
	Growth	Growth-	Asset		High-	Government/	Cash
	and Income	Income	Allocation	Bond	Income Bond	AAA-Rated	Management
	Fund*	Fund	Fund	Fund	Fund	Securities Fund	Fund

As of December 31, 2005:
Undistributed ordinary income	$ —	$ 87,449	$ 22,899	$ 113,791	$ 61,307	$ 24,726	$ 6,705

Undistributed long-term capital gains	—	540,973	85,106	—	—	—	—

Capital loss carryforwards	—	—	—	(3,617)	(136,617)	(6,070)	(4)

As of June 30, 2006:
Gross unrealized appreciation on investment securities	947	4,017,268	1,067,049	30,547	25,814	1,445	3

Gross unrealized depreciation on investment securities	(1,441)	(631,343)	(156,712)	(66,148)	(32,326)	(16,155)	(7)

Net unrealized appreciation (depreciation)
on investment securities	(494)	3,385,925	910,337	(35,601)	(6,512)	(14,710)	(4)

Cost of portfolio securities	99,430	20,129,069	5,670,140	2,955,336	1,003,278	658,230	362,718

Capital loss carryforwards expire in:
2006	—	—	—	$ —	$ —	$1,293	$—
2007	—	—	—	—	—	737	—
2008	—	—	—	—	—	4,040	—
2009	—	—	—	—	50,200	—	—
2010	—	—	—	—	50,900	—	—†
2011	—	—	—	3,029	35,517	—	—
2012	—	—	—	—	—	—	3
2013	—	—	—	588	—	—	1

	—	—	—	$3,617	$136,617	$6,070	$4

*For the period May 1, 2006, commencement of operations, through June 30, 2006.

†Amount less than one thousand.

American Funds Insurance Series

4. Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service CompanySM (“AFS”), the series’ transfer agent, and American Funds Distributors, Inc.SM (“AFD”), the principal underwriter of the series’ shares.

Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Growth-Income Fund and Global Small Capitalization Fund, effective April 1, 2006, and July 1, 2006, respectively, that provided for reduced annual rates as reflected in the chart below. During the six months ended June 30, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund. Additionally, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the six months ended June 30, 2006, total aggregate investment advisory services fees waived by CRMC were $13,732,000. As a result, the aggregate fees shown on the accompanying financial statements of $137,318,000 were reduced to $123,586,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

					For the	For the
	Rates		Net asset level (in billions)		six months ended	six months ended

					June 30, 2006,	June 30, 2006,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$ 1.0	.58%	.52%
Global Growth	.690	.480	.6	3.0	.56	.50
Global Small Capitalization	.800	.650	.6	3.0	.72	.65
Growth	.500	.285	.6	27.0	.33	.29
International	.690	.430	.5	21.0	.50	.45
New World	.850	.710	.5	1.0	.81	.73
Blue Chip Income and Growth	.500	.370	.6	4.0	.43	.38
Global Growth and Income	.690		all		.12*	.11*
Growth-Income	.500	.222	.6	27.0	.27	.24
Asset Allocation	.500	.250	.6	8.0	.33	.29
Bond	.480	.360	.6	3.0	.42	.38
High-Income Bond	.500	.420	.6	2.0	.48	.44
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.46	.41
Cash Management	.320		all		.32	.29

*Results based on activity during the period May 1, 2006, commencement of operations, through June 30, 2006.

Transfer agent services — The aggregate fee of $25,000 was incurred during the six months ended June 30, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown the accompanying financial statements, includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $177,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5. Distribution services

The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain cate gories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2006, distribution expenses under the plans for the series aggregated $77,715,000 for Class 2 and $1,101,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

American Funds Insurance Series

6. Investment transactions and other disclosures

As of June 30, 2006, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

					(dollars in thousands)

		Contract amount			U.S. valuation

					Unrealized
					(depreciation)
Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	appreciation

Asset Allocation	Euro, expiring 7/19–9/29/2006	€6,710	$8,520	$ 8,599	$ (79)
Bond	Euro, expiring 9/14/2006	€5,585	7,078	7,173	(95)
	Pound, expiring 7/13–8/23/2006	£5,780	12,125	11,905	220
High-Income Bond	Euro, expiring 7/19–9/29/2006	€8,638	10,978	11,086	(108)

The following table presents additional information for the six months ended June 30, 2006:

						(dollars in thousands)

							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities[1]	$34,859	$615,964	$727,559	$5,156,655	$1,812,795	$308,167	$561,993

Sales of investment securities[1]	21,649	451,141	646,116	5,061,567	1,163,806	166,933	400,721

Non-U.S taxes paid on dividend income	80	3,333	1,016	5,318	9,867	809	89

Non-U.S taxes paid on interest income	—	—	—	—	—	10	—

Non-U.S taxes paid on realized gains	—	132	160	—	612	912	—

Non-U.S taxes provided on unrealized gains as of
June 30, 2006	—	545	2,102	17	813	234	—

Dividends from affiliated issuers	—	—	648	—	—	—	—

Realized gain on affiliated issuers	—	—	—	—	—	—	—

						(dollars in thousands)

						U.S.
	Global					Government/
	Growth and	Growth-	Asset		High-Income AAA-Rated		Cash
	Income	Income	Allocation	Bond	Bond	Securities	Management
	Fund[2]	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities[1]	$61,406	$3,647,149	$1,231,288	$886,794	$266,843	$282,603	$1,337,631

Sales of investment securities[1]	—	3,034,666	1,240,593	608,522	156,790	271,570	1,222,849

Non-U.S taxes paid on dividend income	16	3,914	1,139	—	—	—	—

Non-U.S taxes paid on interest income	—	—	—[3]	61	1	—	—

Non-U.S taxes paid on realized gains	—	—	—	—	—	—	—

Non-U.S taxes provided on unrealized gains as of
June 30, 2006	—	—	—	—	—	—	—

Dividends from affiliated issuers	—	—	—	—	—	—	—

Realized gain on affiliated issuers	—	—	16,897	—	—	—	—

1Excludes short-term securities, except for Cash Management Fund.

2For the period May 1, 2006, commencement of operations, through June 30, 2006. 3Amount less than one thousand.

American Funds Insurance Series

Financial highlights[1]

		Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets

Global Discovery Fund[4]

Class 1
6/30/06[5]	$11.63	$.07	$.23	$ .30	$ —	$(.06)	$(.06)	$11.87	2.57%	$ 24	.62%[6]	.57%[6]	1.20%[6]
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22.61		.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61		.60	.81
12/31/03	7.26	.05	2.67	2.72	(.04)	—	(.04)	9.94	37.41	17.61		.61	.55
12/31/02	9.30	.06	(2.05)	(1.99)	(.05)	—	(.05)	7.26	(21.41)	10.61		.61	.69
12/31/01	10.00	.04	(.70)	(.66)	(.04)	—	(.04)	9.30	(6.65)	12.31		.31	.42
Class 2
6/30/06[5]	11.59	.06	.23	.29	—	(.06)	(.06)	11.82	2.49	112	.87[6]	.82[6]	.97[6]
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86		.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86		.85	.60
12/31/03	7.25	.02	2.67	2.69	(.02)	—	(.02)	9.92	37.11	24.86		.86	.28
12/31/02	9.30	.04	(2.05)	(2.01)	(.04)	—	(.04)	7.25	(21.67)	9.86		.86	.48
12/31/01	10.00	.02	(.69)	(.67)	(.03)	—	(.03)	9.30	(6.71)	4.42		.42	.21

Global Growth Fund

Class 1
6/30/06[5]	$19.63	$.24	$.99	$ 1.23	$(.22)	$ —	$ (.22)	$20.64	6.31%	$ 215	.60%[6]	.54%[6]	2.37%[6]
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206.62		.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202.65		.64	1.15
12/31/03	11.35	.12	3.91	4.03	(.08)	—	(.08)	15.30	35.63	188.70		.70	.94
12/31/02	13.42	.09	(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)	152.71		.71	.73
12/31/01	17.25	.18	(2.50)	(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)	215.70		.70	1.24
Class 2
6/30/06[5]	19.52	.22	.97	1.19	(.18)	—	(.18)	20.53	6.16	3,131	.85[6]	.79[6]	2.17[6]
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617.87		.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796.90		.89	.92
12/31/03	11.32	.09	3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082.95		.95	.68
12/31/02	13.38	.06	(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)	592.96		.96	.48
12/31/01	17.21	.13	(2.49)	(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)	600.95		.95	.88

Global Small Capitalization Fund

Class 1
6/30/06[5]	$21.29	$ .07	$ 1.88	$ 1.95	$(.14)	$(1.21)	$(1.35)	$21.89	9.45%	$ 240	.78%[6]	.70%[6]	.62%[6]
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231.79		.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193.81		.80	.15
12/31/03	9.27	—[7]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163.83		.83	(.03)
12/31/02	11.52	—[7]	(2.15)	(2.15)	(.10)	—	(.10)	9.27	(18.83)	108.84		.84	.04
12/31/01	14.28	.03	(1.81)	(1.78)	(.13)	(.85)	(.98)	11.52	(12.63)	149.83		.83	.21
Class 2
6/30/06[5]	21.12	.05	1.86	1.91	(.11)	(1.21)	(1.32)	21.71	9.35	2,461	1.03[6]	.95[6]	.39[6]
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)	4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
12/31/02	11.48	(.02)	(2.15)	(2.17)	(.08)	—	(.08)	9.23	(19.05)	290	1.09	1.09	(.20)
12/31/01	14.24	—[7]	(1.80)	(1.80)	(.11)	(.85)	(.96)	11.48	(12.85)	274	1.08	1.08	(.05)

American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets

Growth Fund

Class 1
6/30/06[5]	$59.36	$.34	$ 1.16	$ 1.50	$(.10)	$ (.38)	$(.48)	$60.38	2.56%	$ 3,490	.34%[6]	.31%[6]	1.12%[6]
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709.35		.32	.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744.36		.36	.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877.39		.39	.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)	3,195.40		.40	.30
12/31/01	73.51	.18	(11.99)	(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)	5,207.38		.38	.34
Class 2
6/30/06[5]	58.98	.27	1.15	1.42	(.08)	(.38)	(.46)	59.94	2.44	20,386	.59[6]	.56[6]	.88[6]
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343.60		.57	.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055.61		.61	.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107.64		.64	.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)	3,009.65		.65	.07
12/31/01	73.28	.04	(11.94)	(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)	2,937.63		.63	.07
Class 3
6/30/06[5]	59.34	.28	1.17	1.45	(.08)	(.38)	(.46)	60.33	2.48	462	.52[6]	.49[6]	.94[6]
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499.53		.50	.69
12/31/04[8]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54[6]	.53[6]	.54[6]

International Fund

Class 1
6/30/06[5]	$18.96	$.25	$ .88	$ 1.13	$(.05)	$ (.19)	$(.24)	$19.85	6.01%	$1,578	.55%[6]	.50%[6]	2.47%[6]
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599.57		.52	1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495.60		.59	1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431.63		.63	1.40
12/31/02	12.02	.15	(1.90)	(1.75)	(.20)	—	(.20)	10.07	(14.58)	1,236.63		.63	1.35
12/31/01	20.59	.22	(3.79)	(3.57)	(.20)	(4.80)	(5.00)	12.02	(19.73)	1,772.61		.61	1.41
Class 2
6/30/06[5]	18.92	.23	.86	1.09	(.04)	(.19)	(.23)	19.78	5.83	5,885	.80[6]	.75[6]	2.29[6]
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790.82		.77	1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752.84		.83	1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385.88		.88	1.08
12/31/02	11.97	.12	(1.89)	(1.77)	(.15)	—	(.15)	10.05	(14.84)	636.88		.88	1.05
12/31/01	20.54	.15	(3.76)	(3.61)	(.16)	(4.80)	(4.96)	11.97	(19.89)	628.86		.86	1.04
Class 3
6/30/06[5]	18.96	.23	.87	1.10	(.04)	(.19)	(.23)	19.83	5.87	113	.73[6]	.68[6]	2.30[6]
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116.75		.70	1.74
12/31/04[8]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77[6]	.77[6]	1.45[6]

New World Fund

Class 1
6/30/06[5]	$16.67	$.22	$1.26	$1.48	$(.32)	$(.15)	$(.47)	$17.68	8.97%	$ 97	.89%[6]	.81%[6]	2.42%[6]
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88.92		.85	2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63.93		.92	1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47.92		.92	2.15
12/31/02	9.44	.20	(.70)	(.50)	(.18)	—	(.18)	8.76	(5.45)	35.91		.91	2.14
12/31/01	9.85	.24	(.63)	(.39)	(.02)	—	(.02)	9.44	(3.99)	37.91		.91	2.54
Class 2
6/30/06[5]	16.56	.20	1.26	1.46	(.29)	(.15)	(.44)	17.58	8.92	861	1.14[6]	1.06[6]	2.20[6]
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17	1.10	1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18	1.17	1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17	1.17	1.90
12/31/02	9.41	.18	(.70)	(.52)	(.16)	—	(.16)	8.73	(5.66)	124	1.16	1.16	1.89
12/31/01	9.84	.21	(.62)	(.41)	(.02)	—	(.02)	9.41	(4.19)	116	1.16	1.16	2.25

American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets

Blue Chip Income and Growth Fund[4]

Class 1
6/30/06[5]	$10.91	$.10	$ .40	$ .50	$(.16)	$(.61)	$(.77)	$10.64	4.65%	$ 140	.44%[6]	.39%[6]	1.72%[6]
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135.45		.41	1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129.46		.46	1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107.52		.50	1.67
12/31/02	9.43	.16	(2.32)	(2.16)	(.10)	—	(.10)	7.17	(22.93)	54.52		.52	1.89
12/31/01	10.00	.09	(.61)	(.52)	(.05)	—	(.05)	9.43	(5.23)	49.25		.25	.93
Class 2
6/30/06[5]	10.83	.08	.40	.48	(.13)	(.61)	(.74)	10.57	4.56	3,324	.69[6]	.64[6]	1.46[6]
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029.70		.66	1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349.71		.70	1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490.76		.74	1.41
12/31/02	9.41	.14	(2.30)	(2.16)	(.09)	—	(.09)	7.16	(23.07)	426.77		.77	1.76
12/31/01	10.00	.08	(.63)	(.55)	(.04)	—	(.04)	9.41	(5.38)	111.37		.37	.82

Global Growth and Income Fund[9]

Class 1
6/30/06[5]	$10.00	$.05	$(.44)	$(.39)	—	—	—	$9.61	(3.90)%	$13.12%		.11%	.53%
Class 2
6/30/06[5]	10.00	.04	(.44)	(.40)	—	—	—	9.60	(4.00)	90.16		.15	.43

Growth-Income Fund

Class 1
6/30/06[5]	$38.31	$.38	$ 1.16	$ 1.54	$(.12)	$ (.96)	$(1.08)	$38.77	4.09% $ 3,660		.29%[6]	.26%[6]	1.93%[6]
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825.29		.27	1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213.31		.30	1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402.34		.34	1.45
12/31/02	31.70	.41	(6.16)	(5.75)	(.32)	—	(.32)	25.63	(18.15)	3,741.35		.35	1.43
12/31/01	35.23	.51	.49	1.00	(.73)	(3.80)	(4.53)	31.70	2.78	5,428.35		.35	1.53
Class 2
6/30/06[5]	38.12	.33	1.16	1.49	(.11)	(.96)	(1.07)	38.54	3.96	19,431	.54[6]	.51[6]	1.68[6]
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54		.52	1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105.56		.55	1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824.59		.59	1.18
12/31/02	31.58	.35	(6.14)	(5.79)	(.27)	—	(.27)	25.52	(18.34)	3,632.60		.60	1.22
12/31/01	35.13	.41	.52	.93	(.68)	(3.80)	(4.48)	31.58	2.56	3,187.60		.60	1.25
Class 3
6/30/06[5]	38.31	.34	1.16	1.50	(.11)	(.96)	(1.07)	38.74	4.00	447	.47[6]	.44[6]	1.74[6]
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47		.45	1.50
12/31/04[8]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49[6]	.48[6]	1.24[6]

Asset Allocation Fund

Class 1
6/30/06[5]	$16.56	$.23	$ .69	$ .92	$(.07)	$(.23)	$ (.30)	$17.18	5.60%	$ 903	.34%[6]	.31%[6]	2.66%[6]
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879.35		.32	2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899.38		.37	2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911.42		.42	3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)	797.45		.45	3.31
12/31/01	15.71	.49	(.37)	.12	(.59)	(.94)	(1.53)	14.30	.77	1,012.45		.45	3.30
Class 2
6/30/06[5]	16.47	.21	.68	.89	(.06)	(.23)	(.29)	17.07	5.46	5,519	.59[6]	.56[6]	2.41[6]
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120.60		.57	2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797.62		.62	2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314.67		.67	2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)	1,056.70		.70	3.11
12/31/01	15.67	.45	(.36)	.09	(.57)	(.94)	(1.51)	14.25	.52	730.70		.70	3.03
Class 3
6/30/06[5]	16.56	.21	.68	.89	(.06)	(.23)	(.29)	17.16	5.44	76	.52[6]	.49[6]	2.48[6]
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76.53		.50	2.39
12/31/04[8]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55[6]	.55[6]	2.50[6]

American Funds Insurance Series

		Income (loss) from
		investment operations[2]			Dividends and distributions

			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets

Bond Fund

Class 1
6/30/06[5]	$11.31	$.31	$(.15)	$ .16	$(.47)	—	$(.47)	$11.00	1.41%	$ 188	.43%[6]	.39%[6]	5.48%[6]
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182.44		.40	5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195.45		.44	4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213.47		.47	5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26	218.49		.49	6.60
12/31/01	10.18	.77	.08	.85	(.59)	—	(.59)	10.44	8.48	194.49		.49	7.38
Class 2
6/30/06[5]	11.22	.29	(.15)	.14	(.45)	—	(.45)	10.91	1.23	2,736	.68[6]	.64[6]	5.23[6]
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312.69		.65	5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759.70		.69	4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280.72		.72	4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05	697.74		.74	6.34
12/31/01	10.16	.73	.08	.81	(.57)	—	(.57)	10.40	8.15	349.74		.74	7.06

High-Income Bond Fund

Class 1
6/30/06[5]	$12.41	$ .46	$ (.05)	$ .41	$ (.80)	—	$(.80)	$12.02	3.32%	$289	.50%[6]	.45%[6]	7.32%[6]
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309.50		.46	6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364.50		.50	6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411.51		.51	7.74
12/31/02	11.78	1.01	(1.25)	(.24)	(1.10)	—	(1.10)	10.44	(1.51)	335.52		.52	9.55
12/31/01	12.25	1.17	(.23)	.94	(1.41)	—	(1.41)	11.78	8.02	403.51		.51	9.60
Class 2
6/30/06[5]	12.32	.44	(.04)	.40	(.78)	—	(.78)	11.94	3.24	680	.75[6]	.70[6]	7.08[6]
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590.75		.71	6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444.75		.74	6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319.76		.76	7.41
12/31/02	11.74	.97	(1.25)	(.28)	(1.07)	—	(1.07)	10.39	(1.83)	183.77		.77	9.28
12/31/01	12.22	1.13	(.23)	.90	(1.38)	—	(1.38)	11.74	7.73	156.76		.76	9.37
Class 3
6/30/06[5]	12.39	.45	(.05)	.40	(.77)	—	(.77)	12.02	3.27	34	.68[6]	.63[6]	7.14[6]
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37.68		.64	6.58
12/31/04[8]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68[6]	.68[6]	6.57[6]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/06[5]	$11.91	$.27	$(.35)	$(.08)	$(.49)	—	$(.49)	$11.34	(.69)%	$225	.47%[6]	.43%[6]	4.53%[6]
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252.47		.43	3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286.47		.46	3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373.46		.46	3.71
12/31/02	11.87	.54	.55	1.09	(.59)	—	(.59)	12.37	9.45	517.47		.47	4.45
12/31/01	11.73	.66	.17	.83	(.69)	—	(.69)	11.87	7.24	386.47		.47	5.58
Class 2
6/30/06[5]	11.83	.25	(.34)	(.09)	(.46)	—	(.46)	11.28	(.74)	363	.72[6]	.67[6]	4.29[6]
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341.72		.68	3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285.72		.71	3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273.71		.71	3.43
12/31/02	11.83	.50	.55	1.05	(.57)	—	(.57)	12.31	9.15	288.72		.72	4.14
12/31/01	11.70	.62	.18	.80	(.67)	—	(.67)	11.83	7.02	137.72		.72	5.27
Class 3
6/30/06[5]	11.89	.25	(.34)	(.09)	(.46)	—	(.46)	11.34	(.75)	32	.65[6]	.61[6]	4.34[6]
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39.65		.61	3.81
12/31/04[8]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65[6]	.65[6]	3.51[6]

American Funds Insurance Series

			Income (loss) from
			investment operations[2]		Dividends and distributions

			Net gains										Ratio of
			(losses) on								Ratio of	Ratio of	net income
	Net asset		securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets

Cash Management Fund

Class 1
6/30/06[5]	$11.31	$.25	$ —[7]	$.25	$(.23)	—	$(.23)	$11.33	2.20%	$ 94	.33%[6]	.30%[6]	4.39%[6]
12/31/05	11.09	.33	—[7]	.33	(.11)	—	(.11)	11.31	2.97	75.33		.30	2.91
12/31/04	11.07	.11	—[7]	.11	(.09)	—	(.09)	11.09	.96	78.37		.36	.96
12/31/03	11.17	.07	—[7]	.07	(.17)	—	(.17)	11.07	.67	103.47		.47	.68
12/31/02	11.41	.14	—[7]	.14	(.38)	—	(.38)	11.17	1.24	203.46		.46	1.25
12/31/01	11.65	.41	.01	.42	(.66)	—	(.66)	11.41	3.66	218.46		.46	3.52
Class 2
6/30/06[5]	11.26	.24	—[7]	.24	(.21)	—	(.21)	11.29	2.14	241	.58[6]	.55[6]	4.16[6]
12/31/05	11.05	.30	—[7]	.30	(.09)	—	(.09)	11.26	2.68	153.58		.55	2.71
12/31/04	11.03	.08	—[7]	.08	(.06)	—	(.06)	11.05	.70	110.61		.61	.76
12/31/03	11.12	.05	—[7]	.05	(.14)	—	(.14)	11.03	.47	99.72		.72	.42
12/31/02	11.37	.11	—[7]	.11	(.36)	—	(.36)	11.12	1.00	133.71		.71	1.00
12/31/01	11.62	.34	.05	.39	(.64)	—	(.64)	11.37	3.43	127.71		.71	2.99
Class 3
6/30/06[5]	11.29	.24	—[7]	.24	(.21)	—	(.21)	11.32	2.12	20	.51[6]	.48[6]	4.21[6]
12/31/05	11.07	.30	—[7]	.30	(.08)	—	(.08)	11.29	2.74	16.51		.48	2.70
12/31/04[8]	11.07	.09	—[7]	.09	(.09)	—	(.09)	11.07	.78	20	.54[6]	.54[6]	.80[6]

	Six months ended			Year ended December 31

Portfolio turnover rate for all classes of shares	June 30, 2006[5]	2005	2004	2003	2002	2001

Global Discovery Fund[4]	20%	53%	28%	30%	25%	4%
Global Growth Fund	17	26	24	27	30	38
Global Small Capitalization Fund	28	47	49	51	66	65
Growth Fund	23	29	30	34	34	31
International Fund	19	40	37	40	30	40
New World Fund	20	26	18	19	22	31
Blue Chip Income and Growth Fund[4]	13	33	13	12	8	12
Global Growth and Income Fund[9]	—	—	—	—	—	—
Growth-Income Fund	15	20	21	21	26	34
Asset Allocation Fund	21	23	20	20	25	32
Bond Fund	29	46	34	20	29	59
High-Income Bond Fund	18	35	38	48	45	42
U.S. Government/AAA-Rated Securities Fund	45	86	68	63	53	84
Cash Management Fund	—	—	—	—	—	—

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.

3 The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

4 Commenced operations July 5, 2001.

5 Unaudited.

6 Annualized.

7 Amount less than $.01.

8 From January 16, 2004, when Class 3 shares were first issued.

9 Commenced operations May 1, 2006.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Beginning account	Ending account	Expenses paid	Annualized
					value 1/1/2006	value 6/30/2006	during period*	expense ratio

Global Discovery Fund
Class	1 —	actual return			$1,000.00	$1,025.73	$2.86	.57%
Class	1 —	assumed	5%	return	1,000.00	1,021.97	2.86	.57

Class	2 —	actual return			1,000.00	1,024.95	4.12	.82
Class	2 —	assumed	5%	return	1,000.00	1,020.73	4.11	.82

Global Growth Fund
Class	1 —	actual return			$1,000.00	$1,063.06	$2.76	.54%
Class	1 —	assumed	5%	return	1,000.00	1,022.12	2.71	.54

Class	2 —	actual return			1,000.00	1,061.57	4.04	.79
Class	2 —	assumed	5%	return	1,000.00	1,020.88	3.96	.79

Global Small Capitalization Fund
Class	1 —	actual return			$1,000.00	$1,094.50	$3.64	.70%
Class	1 —	assumed	5%	return	1,000.00	1,021.32	3.51	.70

Class	2 —	actual return			1,000.00	1,093.52	4.93	.95
Class	2 —	assumed	5%	return	1,000.00	1,020.08	4.76	.95

American Funds Insurance Series

					Beginning account	Ending account	Expenses paid	Annualized
					value 1/1/2006	value 6/30/2006	during period*	expense ratio

Growth Fund
Class	1 —	actual return			$1,000.00	$1,025.61	$1.56	.31%
Class	1 —	assumed	5%	return	1,000.00	1,023.26	1.56	.31

Class	2 —	actual return			1,000.00	1,024.37	2.81	.56
Class	2 —	assumed	5%	return	1,000.00	1,022.02	2.81	.56

Class	3 —	actual return			1,000.00	1,024.77	2.46	.49
Class	3 —	assumed	5%	return	1,000.00	1,022.36	2.46	.49

International Fund
Class	1 —	actual return			$1,000.00	$1,060.13	$2.55	.50%
Class	1 —	assumed	5%	return	1,000.00	1,022.32	2.51	.50

Class	2 —	actual return			1,000.00	1,058.33	3.83	.75
Class	2 —	assumed	5%	return	1,000.00	1,021.08	3.76	.75

Class	3 —	actual return			1,000.00	1,058.74	3.47	.68
Class	3 —	assumed	5%	return	1,000.00	1,021.42	3.41	.68

New World Fund
Class	1 —	actual return			$1,000.00	$1,089.69	$4.20	.81%
Class	1 —	assumed	5%	return	1,000.00	1,020.78	4.06	.81

Class	2 —	actual return			1,000.00	1,089.24	5.49	1.06
Class	2 —	assumed	5%	return	1,000.00	1,019.54	5.31	1.06

Blue Chip Income and Growth Fund
Class	1 —	actual return			$1,000.00	$1,046.45	$1.98	.39%
Class	1 —	assumed	5%	return	1,000.00	1,022.86	1.96	.39

Class	2 —	actual return			1,000.00	1,045.57	3.25	.64
Class	2 —	assumed	5%	return	1,000.00	1,021.62	3.21	.64

Global Growth and Income Fund†
Class	1 —	actual return			$1,000.00	$ 961.00	$1.05	.65%
Class	1 —	assumed	5%	return	1,000.00	1,021.57	3.26	.65

Class	2 —	actual return			1,000.00	960.00	1.45	.90
Class	2 —	assumed	5%	return	1,000.00	1,020.33	4.51	.90

Growth-Income Fund
Class	1 —	actual return			$1,000.00	$1,040.86	$1.32	.26%
Class	1 —	assumed	5%	return	1,000.00	1,023.51	1.30	.26

Class	2 —	actual return			1,000.00	1,039.62	2.58	.51
Class	2 —	assumed	5%	return	1,000.00	1,022.27	2.56	.51

Class	3 —	actual return			1,000.00	1,039.98	2.23	.44
Class	3 —	assumed	5%	return	1,000.00	1,022.61	2.21	.44

Asset Allocation Fund
Class	1 —	actual return			$1,000.00	$1,055.97	$1.58	.31%
Class	1 —	assumed	5%	return	1,000.00	1,023.26	1.56	.31

Class	2 —	actual return			1,000.00	1,054.62	2.85	.56
Class	2 —	assumed	5%	return	1,000.00	1,022.02	2.81	.56

Class	3 —	actual return			1,000.00	1,054.43	2.50	.49
Class	3 —	assumed	5%	return	1,000.00	1,022.36	2.46	.49

American Funds Insurance Series

					Beginning account	Ending account	Expenses paid	Annualized
					value 1/1/2006	value 6/30/2006	during period*	expense ratio

Bond Fund
Class	1 —	actual return			$1,000.00	$1,014.08	$1.95	.39%
Class	1 —	assumed	5%	return	1,000.00	1,022.86	1.96	.39

Class	2 —	actual return			1,000.00	1,012.33	3.19	.64
Class	2 —	assumed	5%	return	1,000.00	1,021.62	3.21	.64

High-Income Bond Fund
Class	1 —	actual return			$1,000.00	$1,033.23	$2.27	.45%
Class	1 —	assumed	5%	return	1,000.00	1,022.56	2.26	.45

Class	2 —	actual return			1,000.00	1,032.38	3.53	.70
Class	2 —	assumed	5%	return	1,000.00	1,021.32	3.51	.70

Class	3 —	actual return			1,000.00	1,032.67	3.18	.63
Class	3 —	assumed	5%	return	1,000.00	1,021.67	3.16	.63

U.S. Government/AAA-Rated Securities Fund
Class	1 —	actual return			$1,000.00	$ 993.10	$2.12	.43%
Class	1 —	assumed	5%	return	1,000.00	1,022.66	2.16	.43

Class	2 —	actual return			1,000.00	992.63	3.31	.67
Class	2 —	assumed	5%	return	1,000.00	1,021.47	3.36	.67

Class	3 —	actual return			1,000.00	992.50	3.01	.61
Class	3 —	assumed	5%	return	1,000.00	1,021.77	3.06	.61

Cash Management Fund
Class	1 —	actual return			$1,000.00	$1,021.95	$1.50	.30%
Class	1 —	assumed	5%	return	1,000.00	1,023.31	1.51	.30

Class	2 —	actual return			1,000.00	1,021.44	2.76	.55
Class	2 —	assumed	5%	return	1,000.00	1,022.07	2.76	.55

Class	3 —	actual return			1,000.00	1,021.19	2.41	.48
Class	3 —	assumed	5%	return	1,000.00	1,022.41	2.41	.48

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

†The annualized expense ratio and the information in the first line of each share class are based on operations for the period May 1, 2006 (when the fund commenced operations), through June 30, 2006, and, accordingly, are not representative of a full period.

American Funds Insurance Series

Approval of Investment Advisory and Service Agreement

The series’ board members have approved the Investment Advisory and Service Agreement (the “agreement”) in respect of Growth Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund of the series (collectively, the “funds”) with Capital Research and Management Company (“CRMC”) for an additional six-month term through December 31, 2006. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is comprised of all of the series’ independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on each of the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the funds. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding each fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the funds.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with independent counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board also considered the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the series. The board and the committee also considered the nature, extent, quality, and cost of administrative, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They also considered information regarding the selection of indexes and funds comparable to each fund that was used to evaluate relative investment results.

Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth Funds Index (the Lipper category that includes the fund), (ii) the Lipper Capital Appreciation Funds Index, (iii) a comparison group of other funds in the Lipper Growth Funds Index and (iv) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to both Lipper indexes, the S&P 500 index and the median of the comparison group. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than all three indexes.

American Funds Insurance Series

Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Growth and Income Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and one- and three-year periods ending April 30, 2006, and noted that the fund’s investment results were superior to both indexes over each period. The board and the committee also noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were superior to the S&P 500 index, though lower than the Lipper index.

Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Growth and Income Funds Index and (iiii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to the S&P 500 index over each of the periods and superior to the Lipper index over the five- and 10-year periods, although lower than the Lipper index over the four-month and three-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than both indexes.

Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Balanced Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Balanced Funds Index and (iii) the Citigroup Broad Investment-Grade (BIG) Bond Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to both indexes over each period and superior to the median of the comparison group over each period other than the 10-year period. The board and the committee further noted that over the lifetime of the fund since August 1, 1989, the fund’s investment results were significantly higher than both indexes.

Bond Fund seeks to maximize current income and preserve your capital by investing primarily in bonds. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper BBB-Rated Fund Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper BBB-Rated Fund Index and (iii) the Citigroup Broad Investment-Grade (BIG) Bond Index. The board and the committee examined investment results for the four-month and three-, five-and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were significantly superior to both indexes over each period, superior to the median of the comparison group over the four-month period and comparable to the median of the comparison group over the five- and 10-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper High Current Yield Bond Fund Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper High Current Yield Bond Fund Index and (iii) the Credit Suisse High Yield Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were higher than the Lipper index and the median of the comparison group, and comparable to the Credit Suisse index over each period.

4. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expenses of the funds (each as a percentage of average net assets) with the median fee and expense levels of all other funds in the applicable Lipper index as of December 31, 2005.

The board and the committee observed that the funds’ advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all funds in each fund’s comparison group, and in each case below the median. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.

American Funds Insurance Series

In addition, the board approved an additional advisory fee breakpoint (the “additional breakpoint”) in respect of Global Small Capitalization Fund of the series. The board approved the additional breakpoint following the recommendation of the committee. The board and the committee last approved additional advisory fee breakpoints for the fund in 2004. CRMC reported that the fund’s assets had exceeded the final fee breakpoint of 0.67% on net assets in excess of $2 billion. Based on the current rate of asset growth in the fund, CRMC recommended adoption of an additional advisory fee breakpoint of 0.65% on assets over $3 billion. The board and the committee reviewed comparable advisory fee data and discussed the amount of the proposed breakpoint as a reflection of economies of scale in managing the fund at its larger asset size. The board and the committee also discussed the benefits to shareholders of reducing the overall advisory fee rate for the fund. Based on their review and discussion, the board and the committee concluded that the additional breakpoint was appropriate and reasonable, and that approval of the additional breakpoint was in the best interests of the fund and its shareholders.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

The board and the committee also considered indirect benefits that the adviser might be deemed to have received, such as access to research of brokers who execute portfolio transactions for the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee noted that its members had also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s need to invest in technology, infrastructure, and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered the impact of each fund’s asset growth on advisory fee levels, noting that total fees paid to the adviser increase as assets increase, and then considered the extent to which such fees are reduced through breakpoint discounts in each fund’s advisory fee structure and the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded, with respect to each fund, that the agreement is fair and reasonable to each fund and its shareholders, that each fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund, and that approval of the agreement was in the best interests of each fund and its shareholders. The board and the committee concluded that each of the factors discussed above supported such approval.

American Funds Insurance Series

Board of trustees

“Non-interested” trustees

		Year first		Number of
		elected		portfolios in fund
		a trustee		complex[2] overseen	Other directorships[3]
Name and age		of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 70		1999	Chairman of the Board, In-Q-Tel, Inc. (an independent	1	Anworth Mortgage Asset Corporation;
Chairman of the Board			technology venture company funded principally by the		Office Depot, Inc.
(Independent and			Central Intelligence Agency); former Chairman of the
Non-Executive)			Board, President and CEO, Telecredit, Inc.

H. Frederick Christie, 73		1994	Private investor; former President and CEO,	19	Ducommun Incorporated;
			The Mission Group (non-utility holding company,		IHOP Corporation;
			subsidiary of Southern California Edison Company)		Southwest Water Company

Joe E. Davis, 72		1991	Private investor; former Chairman of the Board,	1	Anworth Mortgage Asset Corporation;
			Linear Corporation (linear motor design and production);		Natural Alternatives Inc.
			former President and CEO, National Health Enterprises, Inc.

Martin Fenton, 71		1995	Chairman of the Board, Senior Resource Group LLC	16	None
			(development and management of senior living
			communities)

Leonard R. Fuller, 60		1999	President and CEO, Fuller Consulting (financial	14	None
			management consulting firm)

Mary Myers Kauppila, 52		1994	Private investor; Chairman of the Board and CEO,	5	None
			Ladera Management Company (venture capital and
			agriculture); former owner and President, Energy
			Investment, Inc.

Kirk P. Pendleton, 66		1996	Chairman of the Board and CEO, Cairnwood, Inc.	6	None
			(venture capital investment)

“Interested”	trustees [4]

		Year first		Number of
		elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and		trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series		of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 68		1993	Senior Vice President and Director, Capital	2	None
Vice Chairman of the Board			Research and Management Company

Donald D. O’Neal, 46		1998	Senior Vice President, Capital Research and	3	None
President			Management Company

The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

American Funds Insurance Series

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and positions
Name, age and	officer	held with affiliated entities or the principal underwriter of
position with series	of the series[1]	the series

Alan N. Berro, 45	1998	Vice President, Capital Research and Management Company;
Senior Vice President		Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51	1991	Vice President and Secretary, Capital Research and Management
Senior Vice President		Company; Director, American Funds Distributors, Inc.;[5]
		Director, Capital Bank and Trust Company[5]

Abner D. Goldstine, 76	1993	Senior Vice President and Director, Capital Research and
Senior Vice President		Management Company

John H. Smet, 49	1994	Senior Vice President, Capital Research and Management
Senior Vice President		Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 54	1994	Senior Vice President, Capital Research and Management
Vice President		Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 43	1997	Senior Vice President, Capital Research and Management
Vice President		Company; Chairman of the Board, Capital Research
		Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 44	1999	Senior Vice President, Capital Research Company[5]
Vice President

Chad L. Norton, 46	1994	Vice President — Fund Business Management Group,
Secretary		Capital Research and Management Company

David A. Pritchett, 40	1999	Vice President — Fund Business Management Group,
Treasurer		Capital Research and Management Company

Steven I. Koszalka, 42	2003	Assistant Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

Karl C. Grauman, 38	2006	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

Sheryl F. Johnson, 38	1997	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

1 Trustees and officers of the series serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.

3 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

4 “Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

5 Company affiliated with Capital Research and Management Company.

American Funds Insurance Series

American Funds®

The right choice for the long term®

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of assets
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110-2804

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete June 30, 2006, portfolios of American Funds Insurance Series' investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2006, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Lit. No. INGESR-995-0806P Litho in USA RCG/L/6311-S7178 Printed on recycled paper

The Capital Group Companies
American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

ITEM 2. CODE OF ETHICS.

(a) Not Applicable

(b) Not Applicable

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(1) See Item 12 (A) (1)

(f)(2) The Registrant will provide a copy of the MFC Code of Business Conduct to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable

(b) Not Applicable

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f) Not Applicable

(g) Not Applicable

(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS N/A

ITEM 6. SCHEDULE OF INVESTMENTS. Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES. N/A

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES. N/A

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. N/A

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(a) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(b) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

ITEM 12. EXHIBITS.

(A) INCORPORATED BY REFERENCE TO EXHIBIT 12 (A) OF THE REGISTRANT’S FORM N-CSR FOR THE PERIOD ENDED DECEMBER 31, 2005 FILED ON MARCH 10, 2006.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF KEITH F. HARTSTEIN, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND JOHN G. VRYSEN, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF KEITH F. HARTSTEIN, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND JOHN G. VRYSEN, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK TRUST

/S/ Keith F. Hartstein
_____________________________________
KEITH F. HARTSTEIN
President (Chief Executive Officer)
Date August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein _____________________________________ KEITH F. HARTSTEIN President (Chief Executive Officer) Date August 29, 2006

/S/ John G. Vrysen _____________________________________ JOHN G. VRYSEN Chief Financial Officer Date August 29, 2006